UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number File No. 811-09301

TIAA-CREF FUNDS

(Exact Name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of Principal Executive Offices) (Zip code)

John M. McCann, Esq.

TIAA-CREF Funds

8500 Andrew Carnegie Blvd

Charlotte, North Carolina 28262-8500

(Name and address of agent for service)

Registrant’s telephone number, including area code: 704-595-1000

Date of fiscal year end: March 31

Date of reporting period: March 31, 2022

Item 1. Reports to Stockholders.

TIAA-CREF Funds	March 31, 2022

TIAA-CREF
Real Estate Securities Fund

The annual report contains the audited financial statements.

Fund name	Institutional Class	Advisor Class	Premier Class	Retirement Class	Retail Class
Real Estate Securities Fund	TIREX	TIRHX	TRRPX	TRRSX	TCREX

Annual
Report

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the TIAA-CREF Funds’ (the “Funds”) annual and semiannual shareholder reports will not be sent to you by mail, unless you specifically request paper copies of the reports. Instead, they will be made available on TIAA’s website, TIAA.org, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive shareholder reports and other communications from the Funds electronically anytime by either (1) updating your account settings at TIAA.org/eDelivery, if you invest in the Funds directly or hold your Fund shares through a TIAA-affiliated financial intermediary, account or retirement plan (each, a “TIAA Account”), or (2) contacting your financial intermediary (such as a broker/dealer or bank) through which you hold Fund shares.

If you invest directly with the Funds or through a TIAA Account, you may elect to receive all future shareholder reports in paper free of charge by updating your account settings at TIAA.org/eDelivery or by calling 800-842-2252 during regular business hours. If you invest through another financial intermediary, you can contact your financial intermediary to request that you receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the fund complex if you invest directly with the Funds or through a TIAA Account, or to all funds held through your financial intermediary.

Understanding this report

This annual report contains information about the Real Estate Securities Fund and describes the Fund’s results for the twelve months ended March 31, 2022. The report contains four main sections:

•	A letter from Brad Finkle, Principal Executive Officer and President of the TIAA-CREF Funds and TIAA-CREF Life Funds.
•	The Fund performance section compares the Fund’s investment returns with those of its benchmark index.
•	The portfolio of investments lists the industries and types of securities in which the Fund had investments as of March 31, 2022.
•	The financial statements provide detailed information about the operations and financial condition of the Fund.

The views and opinions expressed in this report are through the end of the period, as stated on the cover of this report. They are subject to change at any time based on a variety of factors. As such, they are not guarantees of future performance or investment results and should not be taken as investment advice. To see the risks of investing in the Fund, please read the latest prospectus.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit our websites at TIAA.org or nuveen.com, or call 800-842-2252 for the Institutional, Advisor, Premier and Retirement classes or 800-223-1200 for the Retail Class. We urge you to read the prospectus carefully before investing.

TIAA-CREF Real Estate Securities Fund ■ 2022 Annual Report	3

Letter to investors

Real estate investment trusts (REITs) posted a strong gain for the twelve months ended March 31, 2022, as the U.S. economy grew at a solid pace, helped by diminishing travel restrictions and fewer business disruptions related to the COVID-19 pandemic. The Federal Reserve raised the federal funds target rate to 0.25%–0.50% in March 2022—its first increase since December 2018—as inflation climbed higher. Energy prices rose sharply, especially after Russia’s invasion of Ukraine in late February 2022. Furthermore, the unemployment rate decreased steadily, falling to its lowest level in two years by the end of the period.

•	REITs gained 23.6% for the twelve months, as measured by the FTSE Nareit All Equity REITs Index. Please see page 8 for the benchmark definition.
•	All of the index’s 16 property sectors and subsectors advanced, with the self-storage sector posting the largest gain.
•	The TIAA-CREF Real Estate Securities Fund (Institutional Class) registered a double-digit gain but lagged its benchmark.

REITs surpassed U.S. stocks and bonds

REITs are a unique asset class because they share some of the characteristics of both stocks and bonds. Similar to bonds, REIT prices can be sensitive to interest-rate fluctuations, and throughout the period, REITs continued to benefit from historically low interest rates. Similar to equities, REITs invest in individual companies, so their performance is tied to the overall health of the U.S. economy. As such, strength in the stock market supported REITs during the period.

For the twelve months, the FTSE Nareit All Equity REITs Index strongly outpaced the –4.2% return of the broad U.S. investment-grade fixed-rate bond market, as measured by the Bloomberg U.S. Aggregate Bond Index. REITs also surpassed all other fixed-income sectors, including high-yield bonds, as well as the 11.9% return of the broad U.S. stock market, as measured by the Russell 3000® Index.

4	2022 Annual Report ■ TIAA-CREF Real Estate Securities Fund

Brad Finkle

The value of REITs as a diversification tool

REITs fluctuated in the first quarter of 2022 amid rising interest rates, yet their fundamental attributes remained stable. REITs have the potential to rise in value, like a stock, while also providing a steady source of income, similar to a bond. REITs are required by law to distribute at least 90% of their taxable income to investors in the form of dividends. As such, they generate current income, which can be a valuable feature when rates decline or when markets are volatile. Furthermore, REITs invest in a broad spectrum of real estate properties, and each sector possesses its own supply/demand dynamics and its own characteristics. That variation of sectors plays a vital role in determining the performance of REIT securities. Moreover, the broad array of REITs held in a professionally managed real estate securities mutual fund has the potential to add value as a diversification tool when combined with a portfolio of stocks, bonds and other assets. Of course, diversification cannot guarantee against market losses.

Over the past few years, REITs have performed well and continued to be a relatively stable source of income and return over longer periods. They registered double-digit gains for the last three-, five- and ten-year periods ended March 31, 2022, placing their performance between those of investment-grade bonds and U.S. stocks. (Past performance is no guarantee of future results.) As always, you can visit TIAA.org for more information on asset class performance.

If you have any questions about your investment in the TIAA-CREF Real Estate Securities Fund, please contact your financial advisor or call a TIAA financial consultant at 800-842-2252. We welcome the opportunity to be of service.

/s/ Brad Finkle

Brad Finkle

Principal Executive Officer and President of the TIAA-CREF Funds and TIAA-CREF Life Funds

TIAA-CREF Real Estate Securities Fund ■ 2022 Annual Report	5

Information for investors

Portfolio holdings

The complete portfolio of investments for the Real Estate Securities Fund begins on page 12 of this report. You can obtain a complete list of the holdings of the Real Estate Securities Fund (Schedule of Investments) as of the most recently completed fiscal quarter in the following ways:

•	By visiting our websites at TIAA.org or nuveen.com; or
•	By calling us at 800-842-2252 to request a copy, which will be provided free of charge.

You can also obtain a complete list of the Real Estate Securities Fund’s portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our Securities and Exchange Commission (SEC) Form N-CSR and Form N-PORT filings. Form N-CSR filings are as of March 31 or September 30; Form N-PORT filings are as of December 31 or June 30. Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at sec.gov; or
•	From the SEC’s Office of Investor Education and Advocacy. Call 202-551-8090 for more information.

Proxy voting

The Real Estate Securities Fund’s ownership of stock gives it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found on our website at TIAA.org or on the SEC’s website at sec.gov. You can also call us at 800-842-2252 to request a free copy. A report of how the Fund voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at sec.gov.

Contacting TIAA

There are three easy ways to contact us: by email, using the Contact Us link under Get Help at the top of our home page; by mail at TIAA, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800-842-2252.

Fund management

The Real Estate Securities Fund is managed by a portfolio management team of Teachers Advisors, LLC. The members of this team are responsible for the day-to-day investment management of the Fund.

6	2022 Annual Report ■ TIAA-CREF Real Estate Securities Fund

Important information about expenses

All shareholders of the TIAA-CREF Funds incur ongoing costs, including management fees and other fund expenses. They may also incur transactional costs for redemptions or account maintenance fees.

The expense example that appears in this report is intended to help you understand your ongoing costs only (in U.S. dollars) and does not reflect transactional costs. The example is designed to help you compare these ongoing costs with the ongoing costs of investing in other mutual funds.

The expenses shown do not include account maintenance fees, which may or may not be applicable, as described in the prospectus. If such fees were included, your total costs for investing in the Fund would be higher. Note also that shareholders of the TIAA-CREF Funds do not incur a sales charge for purchases, reinvested dividends or other distributions.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (October 1, 2021–March 31, 2022).

Actual expenses

The first line of the two lines listed for each share class in the table uses that class’ actual expenses and its actual rate of return. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the six-month period.

Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid during the six-month period.

Hypothetical example for comparison purposes

The second line in each share class’ entry shows hypothetical account values and expenses based on the share class’ actual expense ratio for the six-month period and an assumed 5%-per-year rate of return before expenses. This was not the share class’ actual return.

This hypothetical example cannot be used to estimate the actual expenses you paid for the period, but rather allows you to compare the ongoing costs of investing in the Fund with the costs of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

TIAA-CREF Real Estate Securities Fund ■ 2022 Annual Report	7

Important information about expenses

Expense example

Six months ended March 31, 2022

Real Estate Securities Fund	Beginning account value (10/1/21)	Ending account value (3/31/22)	Expenses paid during period (10/1/21–3/31/22	* )
Actual return
Institutional Class	$1,000.00	$1,085.61	$2.44
Advisor Class	1,000.00	1,084.98	3.07
Premier Class	1,000.00	1,084.67	3.22
Retirement Class	1,000.00	1,084.56	3.74
Retail Class	1,000.00	1,084.20	3.64
5% annual hypothetical return
Institutional Class	1,000.00	1,022.59	2.37
Advisor Class	1,000.00	1,021.99	2.97
Premier Class	1,000.00	1,021.84	3.13
Retirement Class	1,000.00	1,021.34	3.63
Retail Class	1,000.00	1,021.44	3.53
*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended March 31, 2022. The Fund’s annualized six-month expense ratios for that period were 0.47% for the Institutional Class, 0.59% for the Advisor Class, 0.62% for the Premier Class, 0.72% for the Retirement Class and 0.70% for the Retail Class. The expense charges of one or more of the Fund’s share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

About the Fund’s benchmark

The FTSE Nareit All Equity REITs Index measures the performance of certain publicly traded real estate investment trusts in the United States that own, manage and lease investment-grade commercial real estate.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses. For additional details about the benchmark index, please read the Fund’s latest prospectus.

FTSE International Limited (“FTSE”) © FTSE 2022. FTSE® is a trademark of the London Stock Exchange Group companies and is used by FTSE International Limited under license. Nareit® is a trademark of the National Association of Real Estate Investment Trusts (“Nareit”). All intellectual property rights in the Index vest in FTSE and Nareit. Neither FTSE nor its licensors accept any liability for any errors or omissions in the FTSE indices and/or FTSE ratings or underlying data. No further distribution of FTSE Data is permitted without FTSE’s express written consent.

8	2022 Annual Report ■ TIAA-CREF Real Estate Securities Fund

Real Estate Securities Fund

Performance for the twelve months ended March 31, 2022

The Real Estate Securities Fund returned 21.46% for the Institutional Class, compared with the 23.58% return of its benchmark, the FTSE Nareit All Equity REITs Index. The performance table shows returns for all share classes of the Fund.

Economy grew while inflation rose

The U.S. economy expanded at a robust pace, despite slowing in the third quarter of 2021 due to renewed COVID-19 concerns. Real gross domestic product, which measures the value of all goods and services produced in the United States, increased at an annualized rate of 6.9% during the fourth quarter, according to the government’s “third” estimate. The unemployment rate declined steadily to 3.6% in March 2022, its lowest level in two years. Core inflation, which measures all items except food and energy, rose 6.5% over the twelve months ended March 2022. Crude oil prices jumped from $61 to over $100 per barrel and were strongly affected by Russia’s invasion of Ukraine in late February 2022. The Federal Reserve raised the federal funds target rate in March 2022 to 0.25%–0.50%. Continued economic strength, a tight labor market and surging inflation contributed to the Fed’s shift in monetary policy.

For the period, the FTSE Nareit All Equity REITs Index surpassed the 11.92% return of the broad U.S. stock market, as measured by the Russell 3000® Index, and the –4.15% return of the broad U.S. investment-grade fixed-rate bond market, as represented by the Bloomberg U.S. Aggregate Bond Index.

All sectors posted gains

Among the benchmark’s 16 property sectors and subsectors, all posted positive returns for the period. The largest gains were seen in the self-storage (up 47.7%), industrial (up 40.3%) and apartments (up 35.3%) sectors. The worst performer was the data centers sector (up 4.5%).

Fund posted a double-digit gain but trailed its benchmark

For the twelve-month period, the Fund posted a strong return but underperformed its benchmark. Out-of-benchmark allocations to technology services company GDS Holdings and resort and casino firms Las Vegas Sands and Wynn Resorts detracted most from the Fund’s relative performance, as all three posted losses.

These negative effects were partly offset by an overweight position in industrial REIT Rexford Industrial Realty, which posted sizable gains. Not owning poorly performing diversified REIT Americold Realty Trust was also beneficial, as was an underweight position in wireless communications infrastructure provider American Tower.

TIAA-CREF Real Estate Securities Fund ■ 2022 Annual Report	9

Real Estate Securities Fund

Performance as of March 31, 2022

Real Estate Securities Fund		Total return	Average annual total return			Annual operating expenses*
	Inception date	1 year	5 years	10 years		gross	net
Institutional Class	10/1/02	21.46%	12.78%	11.04%		0.49%	0.49%
Advisor Class	12/4/15	21.32	12.64	10.97	†	0.62	0.62
Premier Class	9/30/09	21.25	12.61	10.87		0.64	0.64
Retirement Class	10/1/02	21.17	12.49	10.76		0.74	0.74
Retail Class	10/1/02	21.13	12.44	10.71		0.79	0.79
FTSE Nareit All Equity REITs Index	—	23.58	10.69	10.51		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least July 31, 2022, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund’s expense ratios as of the end of the reporting period.
†	The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for these periods would have been different because the Advisor Class has different expenses than the Institutional Class.

10	2022 Annual Report ■ TIAA-CREF Real Estate Securities Fund

Real Estate Securities Fund

$2,000,000 over 10 years

Institutional Class

Ending amounts are as of March 31, 2022. For the purpose of comparison, the graph also shows the change in the value of the Fund’s benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.

Portfolio composition

Sector	% of net assets as of 3/31/2022
Residential REITs	27.0
Specialized REITs	23.7
Retail REITs	14.4
Industrial REITs	14.1
Office REITs	7.3
Health care REITs	5.8
Hotel & resort REITs	1.7
Internet services & infrastructure	1.6
Diversified REITs	1.5
Real estate operating companies	0.9
Short-term investments, other assets & liabilities, net	2.0
Total	100.0

Fund profile

as of 3/31/2022
Net assets	$4.34 billion
Portfolio turnover rate	25%
Number of holdings	64
Weighted median market capitalization	$24.67 billion
Price/earnings ratio (weighted 12-month trailing average)†	40.8
†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

Holdings by company size

Market capitalization	% of equity investments as of 3/31/2022
More than $50 billion	22.7
More than $15 billion–$50 billion	45.4
More than $2 billion–$15 billion	31.2
$2 billion or less	0.7
Total	100.0

TIAA-CREF Real Estate Securities Fund ■ 2022 Annual Report	11

Portfolio of investments

Real Estate Securities Fund  ■  March 31, 2022

Shares		Company	Value
COMMON STOCKS—98.0%
DIVERSIFIED REITS—1.5%
3,600,000	*	DigitalBridge Group, Inc	$25,920,000
500,000		STORE Capital Corp	14,615,000
900,000		Washington REIT	22,950,000
		TOTAL DIVERSIFIED REITS	63,485,000
HEALTH CARE REITS—5.8%
450,000		Healthcare Realty Trust, Inc	12,366,000
1,925,000		Healthpeak Properties Inc	66,085,250
1,250,000		Ventas, Inc	77,200,000
1,000,000		Welltower, Inc	96,140,000
		TOTAL HEALTH CARE REITS	251,791,250
HOTEL & RESORT REITS—1.7%
2,600,000		Host Hotels and Resorts, Inc	50,518,000
1,100,000		Park Hotels & Resorts, Inc	21,483,000
		TOTAL HOTEL & RESORT REITS	72,001,000
INDUSTRIAL REITS—14.1%
150,000		EastGroup Properties, Inc	30,492,000
200,000		Innovative Industrial Properties, Inc	41,080,000
2,025,000		Prologis, Inc	326,997,000
2,100,000		Rexford Industrial Realty, Inc	156,639,000
750,000		Terreno Realty Corp	55,537,500
		TOTAL INDUSTRIAL REITS	610,745,500
INTERNET SERVICES & INFRASTRUCTURE—1.6%
1,050,000	*	Cyxtera Technologies, Inc	12,831,000
775,000	*	GDS Holdings Ltd (ADR)	30,418,750
900,000		Switch, Inc	27,738,000
		TOTAL INTERNET SERVICES & INFRASTRUCTURE	70,987,750
OFFICE REITS—7.3%
500,000		Alexandria Real Estate Equities, Inc	100,625,000
600,000		Boston Properties, Inc	77,280,000
450,000		Kilroy Realty Corp	34,389,000
200,000		Orion Office REIT, Inc	2,800,000
700,000		SL Green Realty Corp	56,826,000
1,000,000		Vornado Realty Trust	45,320,000
		TOTAL OFFICE REITS	317,240,000
REAL ESTATE OPERATING COMPANIES—0.9%
2,500,000		Tricon Residential, Inc	39,700,000
		TOTAL REAL ESTATE OPERATING COMPANIES	39,700,000

12	2022 Annual Report ■ TIAA-CREF Real Estate Securities Fund	See notes to financial statements

Portfolio of investments	continued

Real Estate Securities Fund  ■  March 31, 2022

Shares	Company	Value
RESIDENTIAL REITS—27.0%
600,000	American Campus Communities, Inc	$33,582,000
3,150,000	American Homes 4 Rent	126,094,500
825,000	AvalonBay Communities, Inc	204,905,250
250,000	Camden Property Trust	41,550,000
1,350,000	Equity Lifestyle Properties, Inc	103,248,000
2,250,002	Equity Residential	202,320,180
370,000	Essex Property Trust, Inc	127,827,600
800,000	Independence Realty Trust, Inc	21,152,000
6,800,000	Ingenia Communities Group	25,671,351
650,000	Invitation Homes, Inc	26,117,000
325,000	Mid-America Apartment Communities, Inc	68,071,250
200,000	NexPoint Residential Trust, Inc	18,062,000
800,000	Sun Communities, Inc	140,232,000
600,000	UDR, Inc	34,422,000
	TOTAL RESIDENTIAL REITS	1,173,255,131
RETAIL REITS—14.4%
200,000	Agree Realty Corp	13,272,000
2,650,000	Brixmor Property Group, Inc	68,396,500
3,700,000	Kimco Realty Corp	91,390,000
1,800,000	Kite Realty Group Trust	40,986,000
750,000	Realty Income Corp	51,975,000
850,000	Regency Centers Corp	60,639,000
1,800,000	Simon Property Group, Inc	236,808,000
2,150,000	SITE Centers Corp	35,926,500
600,000	Spirit Realty Capital, Inc	27,612,000
	TOTAL RETAIL REITS	627,005,000
SPECIALIZED REITS—23.7%
900,000	American Tower Corp	226,098,000
600,000	Crown Castle International Corp	110,760,000
450,000	Digital Realty Trust, Inc	63,810,000
200,000	Equinix, Inc	148,324,000
325,000	Extra Space Storage, Inc	66,820,000
450,000	Life Storage, Inc	63,193,500
600,000	National Storage Affiliates Trust	37,656,000
400,000	Public Storage, Inc	156,112,000
100,000	SBA Communications Corp	34,410,000
1,000,000	VICI Properties, Inc	28,460,000
2,500,000	Weyerhaeuser Co	94,750,000
	TOTAL SPECIALIZED REITS	1,030,393,500
	TOTAL COMMON STOCKS (Cost $2,692,282,087)	4,256,604,131

See notes to financial statements	TIAA-CREF Real Estate Securities Fund ■ 2022 Annual Report	13

Portfolio of investments	concluded

Real Estate Securities Fund  ■  March 31, 2022

Principal		Issuer	Rate	Maturity date	Value
SHORT-TERM INVESTMENTS—1.9%
GOVERNMENT AGENCY DEBT—0.9%
$5,000,000		Federal Agricultural Mortgage Corp (FAMC)	0.000%	05/03/22	$4,999,111
20,000,000		Federal Home Loan Bank (FHLB)	0.000	04/01/22	20,000,000
10,000,000		FHLB	0.000	04/27/22	9,998,773
		TOTAL GOVERNMENT AGENCY DEBT			34,997,884
REPURCHASE AGREEMENT—0.5%
22,895,000	r	Fixed Income Clearing Corp (FICC)	0.250	04/01/22	22,895,000
		TOTAL REPURCHASE AGREEMENT			22,895,000
TREASURY DEBT—0.5%
11,000,000		United States Cash Management Bill	0.000	04/12/22	10,999,530
10,000,000		United States Cash Management Bill	0.000	04/19/22	9,999,306
		TOTAL TREASURY DEBT			20,998,836

		TOTAL SHORT-TERM INVESTMENTS (Cost $78,891,590)			78,891,720

		TOTAL INVESTMENTS—99.9% (Cost $2,771,173,677)			4,335,495,851
		OTHER ASSETS & LIABILITIES, NET—0.1%			5,801,060
		NET ASSETS—100.0%			$4,341,296,911

ADR	American Repository Receipts
REIT	Real Estate Investment Trust

*	Non-income producing
r	Agreement with Fixed Income Clearing Corp (FICC), 0.250% dated 3/31/22 to be repurchased at $22,895,000 on 4/1/22, collateralized by Government Agency Securities, with coupon rate 0.125%–4.375% and maturity date 1/15/32–2/15/38, valued at $23,352,927.

14	2022 Annual Report ■ TIAA-CREF Real Estate Securities Fund	See notes to financial statements

Statement of assets and liabilities

Real Estate Securities Fund  ■  March 31, 2022

ASSETS
Portfolio investments, at value†	$4,335,495,851
Cash	501,186
Cash – foreign^	247,441
Receivable from securities transactions	248,787
Receivable from Fund shares sold	2,420,883
Dividends and interest receivable	11,121,790
Other	355,410
Total assets	4,350,391,348
LIABILITIES
Management fees payable	1,636,646
Service agreement fees payable	167,289
Distribution fees payable	114,880
Due to affiliates	7,102
Payable for securities transactions	5,246,553
Payable for Fund shares redeemed	1,508,213
Payable for trustee compensation	209,073
Accrued expenses and other payables	204,681
Total liabilities	9,094,437
NET ASSETS	$4,341,296,911
NET ASSETS CONSIST OF:
Paid-in-capital	$2,719,204,858
Total distributable earnings (loss)	1,622,092,053
Net Assets	$4,341,296,911
INSTITUTIONAL CLASS:
Net assets	$2,935,178,103
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	131,414,232
Net asset value per share	$22.34
ADVISOR CLASS:
Net assets	$153,656,653
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	6,876,300
Net asset value per share	$22.35
PREMIER CLASS:
Net assets	$45,327,979
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	2,027,302
Net asset value per share	$22.36
RETIREMENT CLASS:
Net assets	$675,116,375
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	28,844,898
Net asset value per share	$23.41
RETAIL CLASS:
Net assets	$532,017,801
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	24,030,332
Net asset value per share	$22.14
† Portfolio investments, cost	$2,771,173,677
^ Foreign cash, cost	248,880

See notes to financial statements	TIAA-CREF Real Estate Securities Fund ■ 2022 Annual Report	15

Statement of operations

Real Estate Securities Fund  ■  For the year ended March 31, 2022

INVESTMENT INCOME
Dividends*	$76,354,740
Payment from affiliate	577,065
Interest	27,218
Total income	76,959,023
EXPENSES
Management fees	19,230,298
Shareholder servicing — Institutional Class	10,590
Shareholder servicing — Advisor Class	130,783
Shareholder servicing — Premier Class	256
Shareholder servicing — Retirement Class	1,587,544
Shareholder servicing — Retail Class	141,272
Distribution fees — Premier Class	84,313
Distribution fees — Retail Class	1,183,540
Administrative service fees	79,232
Trustee fees and expenses	41,310
Other expenses	491,283
Total expenses	22,980,421
Fee waiver by investment adviser and Nuveen Securities	(203,430)
Net expenses	22,776,991
Net investment income (loss)	54,182,032
NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss):
Portfolio investments	141,029,767
Foreign currency transactions	105,015
Net realized gain (loss) on total investments	141,134,782
Change in unrealized appreciation (depreciation) on:
Portfolio investments	530,537,798
Translation of assets (other than portfolio investments) and liabilities denominated in foreign currencies	5,176
Net change in unrealized appreciation (depreciation) on total investments and from affiliated investments	530,542,974
Net realized and unrealized gain (loss) on total investments	671,677,756
Net increase (decrease) in net assets from operations	$725,859,788
* Net of foreign withholding taxes of	$77,112

16	2022 Annual Report ■ TIAA-CREF Real Estate Securities Fund	See notes to financial statements

Statements of changes in net assets

Real Estate Securities Fund  ■  For the year ended

		March 31, 2022	March 31, 2021
OPERATIONS
Net investment income (loss)		$54,182,032	$46,223,939
Net realized gain (loss) on total investments		141,134,782	83,861,331
Net change in unrealized appreciation (depreciation) on total investments		530,542,974	687,449,664
Net increase (decrease) in net assets from operations		725,859,788	817,534,934
DISTRIBUTIONS TO SHAREHOLDERS
	Institutional Class	(96,977,383)	(34,056,999)
	Advisor Class	(3,739,386)	(813,685)
	Premier Class	(1,774,234)	(703,229)
	Retirement Class	(18,099,653)	(6,800,689)
	Retail Class	(14,532,341)	(4,749,733)
Total distributions		(135,122,997)	(47,124,335)
SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	815,756,862	662,036,498
	Advisor Class	96,809,239	58,438,845
	Premier Class	11,820,296	8,311,088
	Retirement Class	71,902,294	35,513,832
	Retail Class	156,265,081	80,494,085
Reinvestments of distributions:	Institutional Class	96,236,993	33,361,742
	Advisor Class	3,729,739	807,347
	Premier Class	1,773,773	703,055
	Retirement Class	18,099,259	6,800,689
	Retail Class	13,864,550	4,522,909
Redemptions:	Institutional Class	(655,408,445)	(377,121,852)
	Advisor Class	(32,236,594)	(21,557,315)
	Premier Class	(24,987,860)	(17,735,465)
	Retirement Class	(44,235,480)	(40,371,394)
	Retail Class	(72,100,841)	(69,834,550)
Net increase (decrease) from shareholder transactions		457,288,866	364,369,514
Net increase (decrease) in net assets		1,048,025,657	1,134,780,113
NET ASSETS
Beginning of period		3,293,271,254	2,158,491,141
End of period		$4,341,296,911	$3,293,271,254

See notes to financial statements	TIAA-CREF Real Estate Securities Fund ■ 2022 Annual Report	17

Statements of changes in net assets	concluded

Real Estate Securities Fund ■ For the year ended

		March 31, 2022	March 31, 2021
CHANGE IN FUND SHARES
Shares sold:	Institutional Class	37,594,416	39,409,395
	Advisor Class	4,437,814	3,502,755
	Premier Class	549,141	505,171
	Retirement Class	3,169,591	1,969,222
	Retail Class	7,200,090	4,796,182
Shares reinvested:	Institutional Class	4,313,910	1,946,389
	Advisor Class	166,844	46,706
	Premier Class	79,398	41,128
	Retirement Class	773,855	380,535
	Retail Class	626,176	266,730
Shares redeemed:	Institutional Class	(30,242,146)	(22,268,340)
	Advisor Class	(1,488,786)	(1,314,640)
	Premier Class	(1,141,364)	(1,102,012)
	Retirement Class	(1,941,694)	(2,340,798)
	Retail Class	(3,346,196)	(4,244,886)
Net increase (decrease) from shareholder transactions		20,751,049	21,593,537

18	2022 Annual Report ■ TIAA-CREF Real Estate Securities Fund	See notes to financial statements

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TIAA-CREF Real Estate Securities Fund ■ 2022 Annual Report	19

Financial highlights

Real Estate Securities Fund

	Selected per share data											Ratios and supplemental data
		Gain (loss) from investment operations
				Net realized										Ratios to average net assets
For the	Net asset	Net		& unrealized	Total gain	Less distributions from		Total	Net asset		Total return	Net assets				Net		Net investment
period or year ended	value, beginning of period	investment income (loss	)[a]	gain (loss on total investments )	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period	Total return	excluding payment from affiliates [u]	at end of period (in thousands	)	Gross expense	Net expense	investment income (loss	)	income (loss) excluding payments from affiliates	[u]	Portfolio turnover rate
Institutional Class
3/31/22	$18.98	$0.30		$ 3.77	$ 4.07	$(0.31)	$(0.40)	$(0.71)	$22.34	21.46%	21.45%	$2,935,178		0.47%	0.47%	1.37%		1.36%		25%[f]
3/31/21	14.21	0.30		4.77	5.07	(0.30)	—	(0.30)	18.98	35.94	35.92	2,272,604		0.49	0.47	1.77		1.76		45
3/31/20	16.88	0.35		(1.89)	(1.54)	(0.33)	(0.80)	(1.13)	14.21	(10.16)	(10.17)	1,430,143		0.50	0.50	1.95		1.94		39
3/31/19	14.65	0.33		2.40	2.73	(0.36)	(0.14)	(0.50)	16.88	18.91	18.90	1,582,056		0.51	0.51	2.13		2.12		34
3/31/18	15.31	0.32		0.26	0.58	(0.28)	(0.96)	(1.24)	14.65	3.45	3.44	1,298,830		0.51	0.51	2.08		2.07		30
Advisor Class
3/31/22	18.99	0.26		3.79	4.05	(0.29)	(0.40)	(0.69)	22.35	21.32	21.31	153,657		0.59	0.59	1.19		1.18		25	[f]
3/31/21	14.22	0.26		4.79	5.05	(0.28)	—	(0.28)	18.99	35.76	35.74	71,403		0.62	0.59	1.55		1.53		45
3/31/20	16.89	0.32		(1.88)	(1.56)	(0.31)	(0.80)	(1.11)	14.22	(10.27)	(10.28)	21,689		0.62	0.62	1.79		1.78		39
3/31/19	14.66	0.18		2.54	2.72	(0.35)	(0.14)	(0.49)	16.89	18.76	18.75	5,366		0.64	0.64	1.19		1.18		34
3/31/18	15.32	0.31		0.25	0.56	(0.26)	(0.96)	(1.22)	14.66	3.31	3.30	1,235		0.65	0.65	1.98		1.98		30
Premier Class
3/31/22	19.00	0.28		3.76	4.04	(0.28)	(0.40)	(0.68)	22.36	21.25	21.24	45,328		0.62	0.62	1.27		1.25		25	[f]
3/31/21	14.22	0.27		4.79	5.06	(0.28)	—	(0.28)	19.00	35.78	35.76	48,255		0.64	0.62	1.62		1.60		45
3/31/20	16.89	0.32		(1.88)	(1.56)	(0.31)	(0.80)	(1.11)	14.22	(10.31)	(10.32)	44,026		0.65	0.65	1.80		1.79		39
3/31/19	14.66	0.30		2.41	2.71	(0.34)	(0.14)	(0.48)	16.89	18.72	18.71	77,572		0.66	0.66	1.97		1.96		34
3/31/18	15.32	0.30		0.25	0.55	(0.25)	(0.96)	(1.21)	14.66	3.28	3.27	79,281		0.66	0.66	1.94		1.94		30
Retirement Class
3/31/22	19.86	0.25		3.95	4.20	(0.25)	(0.40)	(0.65)	23.41	21.17	21.16	675,116		0.72	0.72	1.11		1.09		25	[f]
3/31/21	14.86	0.27		4.99	5.26	(0.26)	—	(0.26)	19.86	35.58	35.56	533,102		0.74	0.72	1.52		1.51		45
3/31/20	17.60	0.32		(1.97)	(1.65)	(0.29)	(0.80)	(1.09)	14.86	(10.39)	(10.40)	398,674		0.75	0.75	1.70		1.69		39
3/31/19	15.25	0.30		2.51	2.81	(0.32)	(0.14)	(0.46)	17.60	18.67	18.66	424,963		0.76	0.76	1.88		1.87		34
3/31/18	15.90	0.30		0.25	0.55	(0.24)	(0.96)	(1.20)	15.25	3.12	3.11	350,291		0.76	0.76	1.85		1.84		30
Retail Class
3/31/22	18.82	0.23		3.75	3.98	(0.26)	(0.40)	(0.66)	22.14	21.13	21.12	532,018		0.75	0.72	1.09		1.07		25	[f]
3/31/21	14.09	0.25		4.73	4.98	(0.25)	—	(0.25)	18.82	35.57	35.55	367,908		0.79	0.76	1.48		1.46		45
3/31/20	16.74	0.29		(1.86)	(1.57)	(0.28)	(0.80)	(1.08)	14.09	(10.41)	(10.42)	263,960		0.79	0.79	1.66		1.65		39
3/31/19	14.54	0.28		2.38	2.66	(0.32)	(0.14)	(0.46)	16.74	18.50	18.49	253,540		0.81	0.81	1.86		1.85		34
3/31/18	15.21	0.28		0.24	0.52	(0.23)	(0.96)	(1.19)	14.54	3.09	3.08	223,112		0.81	0.81	1.79		1.78		30
[a]	Based on average shares outstanding.
[u]	Income reflects voluntary compensation from Advisors in amounts that approximate a portion of the cost of research services obtained from broker-dealers and research providers if Advisors had purchased the research services directly. The total return and net investment income ratio displayed excludes this item.
[f]	Does not include in-kind transactions.

20	2022 Annual Report ■ TIAA-CREF Real Estate Securities Fund	See notes to financial statements	See notes to financial statements	TIAA-CREF Real Estate Securities Fund ■ 2022 Annual Report	21

Notes to financial statements

Real Estate Securities Fund

Note 1—organization

The TIAA-CREF Real Estate Securities Fund (the “Fund”) is one of the investment portfolios of the TIAA-CREF Funds (the “Trust”), a Delaware statutory trust that is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.

Teachers Advisors, LLC (“Advisors”), a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”), is registered with the SEC as an investment adviser and provides investment management services for the Fund.

The Fund offers its shares, without a sales load, through its principal underwriter, Nuveen Securities, LLC (“Nuveen Securities”), which is a wholly owned indirect subsidiary of TIAA.

The Fund offers five share classes: Institutional Class, Advisor Class, Premier Class, Retirement Class and Retail Class shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

Note 2—significant accounting policies

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Fund is an investment company and follows the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The net asset value (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Fund.

Investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Interest income is recorded on an accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the Fund determines the existence of a dividend declaration. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions.

22	2022 Annual Report ■ TIAA-CREF Real Estate Securities Fund

Multiclass operations and allocations: Income, expenses, realized gains and losses and unrealized appreciation and depreciation of the Fund are allocated on a pro rata basis to each class of shares, except for service agreement fees, distribution fees and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a fund. Expenses that cannot be directly attributed are allocated to each fund in the Trust based upon the average net assets of each fund.

Distributions to shareholders: Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Foreign currency transactions and translation: The books and records of the Fund are maintained in U.S. dollars. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollars at the end of each day. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized foreign currency gains and losses resulting from changes in exchange rates associated with (i) foreign currency, (ii) investments and (iii) derivatives include foreign currency gains and losses between trade date and settlement date of the transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received and are recognized as a component of “Net realized gain (loss) on total investments” on the Statement of operations, when applicable.

The unrealized gains and losses resulting from changes in foreign currency exchange rates and changes in foreign exchange rates associated with (i) investments and (ii) other assets and liabilities are recognized as a component of “Change in unrealized appreciation (depreciation) on investments and foreign currency” on the Statement of operations, when applicable.

Trustee compensation: The Fund pays the members of the Board of Trustees (“Board”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Fund until paid. Amounts payable to the trustees for compensation are included separately in the accompanying Statement of assets and liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the Statement of operations.

Indemnification: Under the Trust’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would

TIAA-CREF Real Estate Securities Fund ■ 2022 Annual Report	23

Notes to financial statements

involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Other matters: The outbreak of the novel coronavirus (“COVID-19”) and subsequent global pandemic began significantly impacting the U.S. and global financial markets and economies during the calendar quarter ended March 31, 2020. The worldwide spread of COVID-19 has created significant uncertainty in the global economy. The duration and extent of COVID-19 over the long term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which COVID-19 impacts the Fund’s normal course of business, results of operations, investments, and cash flows will depend on future developments, which are highly uncertain and difficult to predict. Management continues to monitor and evaluate this situation.

New rule issuance: In December 2020, the SEC voted to adopt a new rule governing fund valuation practices. New Rule 2a-5 under the 1940 Act establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of Section 2(a)(41) of the 1940 Act, which requires a fund to fair value a security when market quotation are not readily available. The SEC also adopted new Rule 31a-4 under the 1940 Act, which sets forth the recordkeeping requirements associated with fair value determinations. Finally, the SEC is rescinding previously issued guidance on related issues, including the role of a board in determining fair value and the accounting and auditing of fund investments. Rule 2a-5 and Rule 31a-4 became effective on March 8, 2021, with a compliance date of September 8, 2022. A fund may voluntarily comply with the rules after the effective date, and in advance of the compliance date, under certain conditions. Management is currently assessing the impact of these provisions on the Funds’ financial statements.

Note 3—valuation of investments

The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

24	2022 Annual Report ■ TIAA-CREF Real Estate Securities Fund

continued

•	Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
•	Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
•	Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

A description of the valuation techniques applied to the Fund’s major classifications of assets and liabilities measured at fair value follows:

Debt securities: Prices of fixed-income securities are provided by an independent pricing service (“pricing service”) approved by the Board. The pricing service establishes a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, the pricing service may consider information about a security, its issuer or market activity, provided by Advisors. These securities are generally classified as Level 2.

Exchange-traded equity securities, common and preferred stock: Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their sale price at the official close of business of such market or exchange on the valuation date. Foreign equity securities are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. To the extent these securities are actively traded and that valuation adjustments are not applied, they are categorized as Level 1. If there is no official close of business, then the latest available sale price is utilized. If no sales are reported, then the mean of the latest available bid and asked prices is utilized and the securities are generally classified as Level 2.

For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Fund’s net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Board. These foreign securities are generally classified as Level 2.

Investments in registered investment companies: Investments in investment companies are valued at their respective NAVs on the valuation date and are generally classified as Level 1.

Any portfolio security or derivative for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. As a general principle, the fair value of a security would appear to be the amount that the owner might reasonably expect to receive for it in a current sale.

TIAA-CREF Real Estate Securities Fund ■ 2022 Annual Report	25

Notes to financial statements

A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.

The following table summarizes the market value of the Fund’s investments as of March 31, 2022, based on the inputs used to value them:

Fund	Level 1	Level 2	Level 3	Total
Real Estate Securities
Common Stocks	$4,230,932,780	$25,671,351	$—	$4,256,604,131
Short-term investments	—	78,891,720	—	78,891,720
Total	$4,230,932,780	$104,563,071	$—	$4,335,495,851

Note 4—investments

Repurchase agreements: In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.

Purchases and sales: Purchases and sales of securities (other than short-term instruments) for the Fund for the year ended March 31, 2022 were as follows:

Non-U.S. government purchases	Non-U.S. government sales
$1,385,684,478	$1,016,722,550

Note 5—income tax and other tax matters

Income taxes: The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (“Code”) and will not be subject to income taxes to the extent that the Fund distributes all taxable income each year and complies with various other Code requirements. The Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. The Fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Fund’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

26	2022 Annual Report ■ TIAA-CREF Real Estate Securities Fund

continued

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the year ended March 31, 2022, permanent book and tax differences resulting primarily from differing treatments for foreign currency transactions and utilization of tax equalization credits were identified and reclassified among the components of the Fund’s net assets. Net investment income and net realized gains (losses), as disclosed on the Statement of operations, and net assets were not affected by these reclassifications.

Foreign taxes: The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Fund invests.

Net unrealized appreciation (depreciation): At March 31, 2022, net unrealized appreciation (depreciation) based on the aggregate cost of all investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

Tax cost	Gross unrealized appreciation	Gross unrealized (depreciation	)	Net unrealized appreciation (depreciation	)
$2,801,117,613	$1,572,204,475	$(37,826,237)		$1,534,378,238

For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting.

Distributions to shareholders: The tax character of distributions paid to shareholders during the years ended March 31, 2022 and March 31, 2021 was as follows:

	Ordinary income	Long-term capital gains	Total
3/31/2022	$65,999,085	$69,123,912	$135,122,997
3/31/2021	47,124,335	—	47,124,335

Components of accumulated earnings: As of March 31, 2022, the components of accumulated earnings on a tax basis were as follows:

Undistributed ordinary income	Undistributed long-term capital gains	Unrealized appreciation (depreciation	)	Capital loss carryover	Total
$2,260,312	$85,648,260	$1,534,378,146		$—	$1,622,286,718

TIAA-CREF Real Estate Securities Fund ■ 2022 Annual Report	27

Notes to financial statements

The difference between book basis and tax basis net investment income, net realized gains and losses, and unrealized appreciation and depreciation is attributable primarily to the tax deferral of losses on wash sales and the treatment of short term gain as ordinary income for tax purposes.

In certain circumstances, a fund may accept portfolio securities rather than cash as payment for a purchase of fund shares (in-kind purchase). During the period ended March 31, 2022, the Real Estate Securities Fund received $169,711,410 of securities from in-kind purchase transactions.

Note 6—investment adviser and other transactions with affiliates

Under the terms of its Investment Management Agreement, the Fund pays Advisors a monthly fee based on the annual rate of between 0.35% and 0.50% of the Fund’s average daily net assets for the management of the Fund’s investment portfolio. The investment management fee effective rate is 0.46% as of March 31, 2022. Prior to May 1, 2021, the investment management fee was between 0.325% and 0.475%.

The fee range represents a breakpoint schedule that reduces investment management fees as the Fund’s net assets increase. The Fund has entered into an Administrative Service Agreement with Advisors under which the Fund pays Advisors for its costs in providing certain administrative and compliance services to the Fund.

Under the terms of a Retirement Class Service Agreement, the Retirement Class of the Fund pays Advisors a monthly fee based on the annual rate of 0.25% of the Fund’s average daily net assets attributable to Retirement Class shares of the Fund for providing certain administrative costs associated with the maintenance of Retirement Class shares on retirement plan or other platforms. Substantially all of the Retirement Class shareholder servicing fees reported on the Statement of operations are paid to Advisors under the Service Agreement.

Under the terms of a distribution Rule 12b-1 plan, the Retail Class of the Fund compensates Nuveen Securities for providing distribution, promotional and/or shareholder services to the Retail Class of the Fund at the annual rate of 0.25% of the average daily net assets attributable to the Fund’s Retail Class. The Premier Class of the Fund is subject to a distribution Rule 12b-1 plan that compensates Nuveen Securities for providing distribution, promotional and/or shareholder services to the Premier Class of the Fund at the annual rate of 0.15% of the average daily net assets attributable to the Fund’s Premier Class.

Advisors has agreed to reimburse the Fund if its total expense ratio (excluding interest, taxes, brokerage commissions and other transactional expenses, acquired fund fees and expenses and extraordinary expenses) exceeds 0.57% of average daily net assets for the Institutional Class shares; 0.72% of average daily net assets for the Advisor Class shares; 0.72% of average daily net assets for the Premier Class shares; 0.82% of average daily net assets for the Retirement Class shares; and 0.96% of the average daily net assets for the Retail Class shares. The expense

28	2022 Annual Report ■ TIAA-CREF Real Estate Securities Fund

continued

reimbursement arrangements will continue through at least July 31, 2022, unless changed with approval of the Board.

Income, reflected in Payment from affiliate on the Statement of operations, reflects voluntary compensation from Advisors in amounts that approximate a portion of the cost of research services obtained from broker-dealers and research providers if Advisors had purchased the research services directly.

The Fund may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions. For the year ended March 31, 2022, these transactions did not materially impact the Fund.

At March 31, 2022, TIAA Access, a registered separate account of TIAA, owned 12% of the Fund’s shares.

Companies in which the Fund holds 5% or more of the outstanding voting shares are considered “affiliated companies” of the Fund, pursuant to the 1940 Act. As of March 31, 2022, there were no affiliated investments.

Note 7—inter-fund lending program

Pursuant to an exemptive order issued by the SEC, the Fund may participate in an inter-fund lending program. This program allows the Fund to lend cash to and/or borrow cash from certain other affiliated Funds for temporary purposes, (e.g., to satisfy redemption requests or to cover unanticipated cash shortfalls). The program is subject to a number of conditions, including the requirement that the Fund may not borrow or lend money under the program unless it receives a more favorable interest rate than is available from a bank or other financial institution for a comparable transaction. In addition, the Fund may participate in the program only if its participation is consistent with the Fund’s investment policies and limitations and authorized by its portfolio manager(s). During the year ended March 31, 2022, there were no inter-fund borrowing or lending transactions.

Note 8—line of credit

The Fund participates in a $1 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. The current facility was entered into on June 15, 2021 expiring on June 14, 2022, replacing the previous facility, which expired June 2021. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing accounts or mutual funds at a specified rate of interest. The Fund is not liable for borrowings under the facility by other affiliated accounts or mutual funds. For the year ended March 31, 2022, there were no borrowings under this credit facility by the Fund.

TIAA-CREF Real Estate Securities Fund ■ 2022 Annual Report	29

Notes to financial statements	concluded

Note 9—subsequent events

Advisors has agreed to implement a voluntary waiver reducing the management fee breakpoint schedule for the Real Estate Securities Fund for one year effective May 1, 2022. This waiver is voluntary in nature and can be discontinued at any time without prior notice to shareholders upon Board approval. During this one-year period the range paid to Advisors is as follows:

Fund	Waiver	Investment management fee range
Real Estate Securities	0.035%	0.315%–0.465%

30	2022 Annual Report ■ TIAA-CREF Real Estate Securities Fund

Report of independent registered public accounting firm

To the Board of Trustees of TIAA-CREF Funds and Shareholders of TIAA-CREF Real Estate Securities Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of TIAA-CREF Real Estate Securities Fund (one of the funds constituting TIAA-CREF Funds, hereafter referred to as the “Fund”) as of March 31, 2022, the related statement of operations for the year ended March 31, 2022, the statement of changes in net assets for each of the two years in the period ended March 31, 2022, including the related notes, and the financial highlights for each of the five years in the period ended March 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended March 31, 2022 and the financial highlights for each of the five years in the period ended March 31, 2022 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2022 by correspondence with the custodian, and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Baltimore, Maryland
May 26, 2022

We have served as the auditor of one or more investment companies in TIAA-CREF Funds’ investment company group since 2005.

TIAA-CREF Real Estate Securities Fund ■ 2022 Annual Report	31

Important tax information (unaudited)

For the year ended March 31, 2022, the Fund designates distributions of $2,329,034 and $72,489,047 (or the maximum amount allowable), as being from Section 1250 gains and net long-term capital gains, respectively.

For the year ended March 31, 2022, the Fund designates 1.6% (or the maximum amount allowable) of ordinary income dividends paid as qualified dividend income.

For the year ended March 31, 2022, the Fund designates 1.3% (or the maximum amount allowable) of ordinary income dividends paid as qualifying for the corporate dividends received deduction.

The information and distributions reported herein may differ from the information and distributions reported to shareholders for the calendar year ending December 31, 2022, which will be reported in conjunction with your 2022 Form 1099-DIV.

By early 2023, shareholders should receive their Form 1099-DIV and a tax information letter from the Fund. For your specific situation, we recommend that you consult a professional tax adviser.

32	2022 Annual Report ■ TIAA-CREF Real Estate Securities Fund

Trustees and officers (unaudited)

TIAA-CREF Funds  ■  March 31, 2022

Trustees

Name, Address and Year of Birth (“YOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years and other relevant experience and qualifications	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorship(s) and positions held by Trustee
Forrest Berkley c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1954	Trustee	Indefinite term. Trustee since 2006.	Retired Partner (since 2006), Partner (1990–2005) and Head of Global Product Management (2003–2005), GMO (formerly, Grantham, Mayo, Van Otterloo & Co.) (investment management); and member of asset allocation portfolio management team, GMO (2003–2005).	88	Director, Save the Children Federation, Inc.; Investment Committee Member, Maine Community Foundation.
Joseph A. Boateng c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1963	Trustee	Indefinite term. Trustee since 2019.	Chief Investment Officer, Casey Family Programs (since 2007). Director of U.S. Pension Plans, Johnson & Johnson (2002–2006). Manager, Financial Services Consultant, KPMG Consulting (2000–2002).	88	Board member, Lumina Foundation and Waterside School; Emeritus Board Member, Year-Up Puget Sound; Investment Advisory Committee Member, Seattle City Employees’ Retirement System; Investment Committee Member, The Seattle Foundation.
Janice C. Eberly c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Trustee	Indefinite term. Trustee since 2018.	James R. and Helen D. Russell Professor of Finance at the Kellogg School of Management, Northwestern University (2002–2011 and since 2013), Senior Associate Dean for Strategy and Academics (since 2020) and Chair of the Finance Department (2005–2007). Vice President, American Economic Association (2020–2021). Assistant Secretary for Economic Policy, United States Department of the Treasury (2011–2013).	88	Member of the Board of the Office of Finance, Federal Home Loan Banks; Director, Avant, LLC;

TIAA-CREF Real Estate Securities Fund ■ 2022 Annual Report	33

Trustees and officers (unaudited)	continued

TIAA-CREF Funds  ■  March 31, 2022

Trustees — concluded

Name, Address and Year of Birth (“YOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years and other relevant experience and qualifications	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorship(s) and positions held by Trustee
Nancy A. Eckl c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Trustee	Indefinite term. Trustee since 2007.	Vice President (1990-2006), American Beacon Advisors, Inc., and of certain funds advised by American Beacon Advisors, Inc.	88	Independent Director, The Lazard Funds, Inc., Lazard Retirement Series, Inc., and Lazard Global Total Return and Income Fund, Inc.
Michael A. Forrester c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1967	Trustee	Indefinite term. Trustee since 2007.	Chief Executive Officer (2014-2021) and Chief Operating Officer (2007-2014), Copper Rock Capital Partners, LLC. Chief Operating Officer, DDJ Capital Management (2003-2006).	88	Trustee, Dexter Southfield School; Member, Governing Council of the Independent Directors Council.
Howell E. Jackson c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1954	Trustee	Indefinite term. Trustee since 2005.	James S. Reid, Jr. Professor of Law (since 2004), Senior Adviser to President and Provost (2010-2012), Acting Dean (2009), Vice Dean for Budget (2003-2006) and on the faculty (since 1989) of Harvard Law School.	88	Director, Build Commonwealth (non-profit organization) .
Thomas J. Kenny c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1963	Chairman of the Board and Trustee	Indefinite term. Trustee since 2011; Chairman for term ending June 30, 2023. Chairman since September 13, 2017.	Advisory Director (2010-2011), Partner (2004-2010), Managing Director (1999-2004) and Co-Head of Global Cash and Fixed Income Portfolio Management Team (2002-2010), Goldman Sachs Asset Management.	88	Director and Chair of the Finance and Investment Committee, Aflac Incorporated; Director and Investment Committee Member, Sansum Clinic; Director, ParentSquare; Member, University of California at Santa Barbara Arts and Lectures Advisory Council.

34	2022 Annual Report ■ TIAA-CREF Real Estate Securities Fund

James M. Poterba c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1958	Trustee	Indefinite term. Trustee since 2006.	President and Chief Executive Officer (since 2008) and Program Director (1990–2008), National Bureau of Economic Research. Mitsui Professor of Economics, Massachusetts Institute of Technology (“MIT”) (since 1996); Affiliated Faculty Member of the Finance Group, Alfred P. Sloan School of Management (since 2014); Head (2006–2008) and Associate Head (1994–2000 and 2001–2006), Economics Department of MIT.	88	Director, National Bureau of Economic Research; Member, Congressional Budget Office Panel of Economic Advisers.
Maceo K. Sloan c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1949	Trustee	Indefinite term. Trustee since 1999.	Chairman, President and Chief Executive Officer, Sloan Financial Group, Inc. (1991–2018); Chairman and Chief Executive Officer (1991–2016), Chief Investment Officer (1991–2013) and Chief Compliance Officer (2015–2016), NCM Capital Management Group, Inc.; Chairman, Chief Executive Officer (2003–2016), Chief Investment Officer (2003–2013) and Chief Compliance Officer (2015–2016), NCM Capital Advisers, Inc.; and Chairman, President and Principal Executive Officer, NCM Capital Investment Trust (2007–2012).	88	Director, TheraTrue Inc.

Officers

Name, Address and Year of Birth (“YOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Richard S. Biegen TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Chief Compliance Officer	One-year term. Chief Compliance Officer since 2008.	Senior Managing Director, TIAA. Chief Compliance Officer of the College Retirement Equities Fund (“CREF”), TIAA Separate Account VA-1, TIAA-CREF Funds and TIAA-CREF Life Funds (collectively, the “TIAA-CREF Fund Complex”).

TIAA-CREF Real Estate Securities Fund ■ 2022 Annual Report	35

Trustees and officers (unaudited)	concluded

TIAA-CREF Funds  ■  March 31, 2022

Officers — concluded

Name, Address and Year of Birth (“YOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Derek B. Dorn TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1976	Senior Managing Director and Corporate Secretary	One-year term. Senior Managing Director and Corporate Secretary since 2020.	Senior Managing Director and Corporate Secretary of Teachers Insurance and Annuity Association of America (“TIAA”) and the TIAA-CREF Fund Complex. Formerly, Managing Director, Special Assistant to the CEO, and Managing Director, Regulatory Affairs, TIAA. Prior to joining TIAA, Mr. Dorn served as a partner at Davis & Harman LLP and an adjunct professor of Law at Georgetown University Law Center.
John L. Douglas TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1950	Executive Vice President, Chief Legal, Risk and Compliance Officer	One-year term. Executive Vice President since 2021 and Chief Legal, Risk and Compliance Officer since 2022.	Senior Executive Vice President, Chief Legal, Risk and Compliance Officer of TIAA, Executive Vice President, Chief Legal, Risk and Compliance Officer of the TIAA-CREF Fund Complex. Formerly, Senior Executive Vice President, Senior Advisor to the CEO, and Senior Executive Vice President, Chief Advocacy & Oversight Officer, TIAA. Prior to joining TIAA, Mr. Douglas was a partner at Davis Polk & Wardwell LLP.
W. Dave Dowrich TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1967	Executive Vice President	One-year term. Executive Vice President since 2022.	Senior Executive Vice President and Chief Financial Officer of TIAA. Executive Vice President of the TIAA-CREF Fund Complex. Prior to joining TIAA, Mr. Dowrich served as Chief Financial Officer, International Businesses at Prudential Financial, Inc.
Bradley Finkle TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1973	Principal Executive Officer and President	One-year term. Principal Executive Officer and President since 2017.	Executive Vice President, Chief Administrative Officer of the Chief Operating Office, TIAA. Principal Executive Officer and President of the TIAA-CREF Funds and TIAA-CREF Life Funds. Formerly, Executive Vice President, Chief Operating Officer, Nuveen; President and Chief Executive Officer of CREF and TIAA Separate Account VA-1; Senior Managing Director, Co-Head Nuveen Equities & Fixed Income and President of TIAA Investments.

36	2022 Annual Report ■ TIAA-CREF Real Estate Securities Fund

Jose Minaya TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1971	Executive Vice President	One-year term. Executive Vice President since 2018.	Chief Executive Officer, Nuveen. Executive Vice President of the TIAA-CREF Fund Complex. Formerly, Executive Vice President, President and Chief investment Officer, Nuveen; Executive Vice President, Chief Investment Officer and President, Nuveen Global Investments; and Senior Managing Director, President, Global Investments, TIAA.
Colbert Narcisse TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1965	Executive Vice President	One-year term. Executive Vice President since 2022.	Senior Executive Vice President, Chief Product and Business Development Officer of TIAA. President and Chief Executive Officer of CREF and TIAA Separate Account VA-1. Executive Vice President of TIAA-CREF Funds and TIAA-CREF Life Funds. Formerly, Executive Vice President and Head of Advisory and Corporate Solutions, TIAA. Prior to joining TIAA, Mr. Narcisse served as Managing Director and Head of International Wealth Management and Head of Traditional and Alternative Investment Products at Morgan Stanley.
David G. Nason TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1970	Executive Vice President	One-year term. Executive Vice President since 2020.	Senior Executive Vice President, Chief Operating Officer of TIAA. Executive Vice President of the TIAA-CREF Fund Complex. Formerly, Senior Executive Vice President, Chief Legal, Risk and Compliance Officer, TIAA. Executive Vice President, Chief Risk and Compliance Officer, TIAA. Prior to joining TIAA, Mr. Nason served as President and CEO of GE Energy Financial Services.
E. Scott Wickerham TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1973	Principal Financial Officer, Principal Accounting Officer and Treasurer	One-year term. Principal Financial Officer, Principal Accounting Officer and Treasurer since 2017.	Senior Managing Director, Head, Publics Investment Finance, Nuveen. Principal Financial Officer, Principal Accounting Officer and Treasurer of the TIAA-CREF Fund Complex; and Vice President and Controller of the Nuveen Funds. Formerly, Managing Director, Head, TC Fund Administration, Nuveen.
Sean N. Woodroffe TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1963	Executive Vice President	One-year term. Executive Vice President since 2018.	Senior Executive Vice President, Chief People Officer of TIAA, and Executive Vice President of the TIAA-CREF Fund Complex. Prior to joining TIAA, Mr. Woodroffe served as Chief People Officer at National Life Group.

Please note that the Funds’ Statement of Additional Information (SAI) includes additional information about the Funds’ trustees and is available, without charge, through our website, tiaa. org, or by calling 800 223-1200.

TIAA-CREF Real Estate Securities Fund ■ 2022 Annual Report	37

Approval of investment management agreement (unaudited)

Board renewal of the investment management agreement for the TIAA-CREF Real Estate Securities Fund

The Board of Trustees (the “Board” or the “Trustees”) of the TIAA-CREF Funds (the “Trust”) determines whether to initially approve and periodically renew the investment management agreement (the “Agreement”) between Teachers Advisors, LLC (“Advisors”) and the Trust on behalf of each series of the Trust. Under the Agreement, Advisors is responsible for providing investment advisory services to each series of the Trust and overseeing the everyday operations and other service providers of the Trust. Below is a summary of the process the Board undertook related to its most recent renewal of the Agreement with respect to the TIAA-CREF Real Estate Securities Fund (the “Fund”).

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that, after an initial period of up to two years, the Agreement for the Fund will remain in effect only if the Board, including a majority of those Trustees who have no direct or indirect interest in the Agreement, and who are independent Trustees because they are not “interested persons” of the Trust, as that term is defined in the 1940 Act, annually renews the Agreement. None of the Trustees is an interested person of the Trust under the 1940 Act. Rather, they are all deemed to be independent Trustees.

Under normal circumstances, Section 15(c) requires any initial approval or annual renewal of an investment management agreement to be made at an in-person meeting of the Board. However, due to the COVID-19 pandemic, the Securities and Exchange Commission (“SEC”) issued and extended a temporary, conditional exemptive order (the “SEC Order”), permitting mutual fund boards to vote to approve matters subject to the Section 15(c) in-person approval requirement at a meeting that is not held in person if the board determines that reliance on the SEC Order is necessary or appropriate due to prevailing circumstances related to the current or potential effects of COVID-19 and the board ratifies any action taken pursuant to the SEC Order at its next in-person meeting.

Overview of the renewal process

The Board held a virtual meeting via videoconference on March 11, 2022, in order to consider the annual renewal of the Agreement for the Fund using the process established by the Board described further below. At the outset of the meeting, the Board considered reliance upon the SEC Order and determined that such reliance was necessary due to, among other considerations, COVID-19 pandemic-related public health protocols imposed for health and safety reasons. The Board noted that it would ratify actions taken at this meeting pursuant to the SEC Order at its next in-person meeting.

As part of the Board’s established process, the Board delegated certain tasks to its Operations Committee. Among these tasks, the Operations Committee or certain of

38	2022 Annual Report ■ TIAA-CREF Real Estate Securities Fund

its designated members worked with Advisors, other Board members and legal counsel to the Trustees to develop guidance and specific requests relating to the types of information to be provided to the Board in connection with the proposed contract renewals.

Among other matters, the Operations Committee or certain of its designated members, following consultations with representatives of Advisors, other Board members, legal counsel to the Trustees and legal counsel to Advisors and the Trust, confirmed or established certain guidance regarding the preparation of reports to be provided to the Board with respect to the Fund by the Board Reporting and Compliance unit of Broadridge Financial Solutions, Inc. (“Broadridge”), using data from Lipper, Inc., an independent provider of investment company data. The Operations Committee considered that Broadridge is widely recognized as a leading provider of comparative analyses used by independent directors and trustees of investment companies during their advisory contract review processes.

Based on guidance provided by the Operations Committee or certain of its designated members on behalf of the Board, Broadridge produced, among other information, comparative performance and expense data for the Fund, including data relating to the Fund’s management fee rate, total expense ratio, short-term and long-term investment performance, brokerage commission costs and portfolio turnover rate. Broadridge compared this data, as relevant, for the Fund against a universe of investment companies (except for brokerage commission costs) and against a more selective peer group of mutual funds with similar investment objectives and strategies, each of which was selected by Broadridge, and also compared the performance of the Fund against one or more appropriate broad-based indices. In each case, Broadridge summarized, and the Board considered, the methodologies Broadridge employed to provide the data contained in its reports. In addition, Broadridge represented to the Board that its reports were designed specifically to provide the Board with the fee, expense and performance information that is necessary to help the Board satisfy its duties under Section 15(c) of the 1940 Act. Broadridge also represented that the purpose of its reports is to provide an objective view of the Fund’s relative position regarding the level of fees, expenses and performance against a competitive peer group and universe (as applicable) selected by Broadridge (and not Advisors or the Board). The Board considered the propriety of the Fund’s applicable peer group as selected by Broadridge and use of the Institutional Class as the base class for comparison purposes.

Among other matters, the Board also considered information from Advisors to facilitate the Trustees’ evaluation of the reasonableness of profits earned by Advisors with respect to its services to the Fund pursuant to the Agreement.

Legal counsel for the Trustees also requested on behalf of the Board, and Advisors provided, information that was designed to assist the Board in its consideration of whether to renew the Agreement for the Fund. In addition to the data provided by Broadridge as described above, this information included, but was not limited to, the following: (1) further information relating to the Fund’s investment performance; (2) a

TIAA-CREF Real Estate Securities Fund ■ 2022 Annual Report	39

Approval of investment management agreement (unaudited)

description of any fee waiver or expense reimbursement arrangements that were proposed or were in place during the prior year and the extent to which such arrangements would be continued or modified in the coming year; (3) a comparison of the Fund’s management fee rate and performance to other accounts with comparable strategies managed by Advisors or certain of its affiliates; (4) any “fall-out” benefits that accrued or were identified as reasonably likely to accrue to Advisors or its affiliates due to their relationship with the Fund in addition to the Fund’s direct fee payments to Advisors pursuant to the Agreement; (5) information regarding Advisors’ financial resources, senior professional personnel, overall staffing levels, portfolio manager compensation arrangements, capacity to manage the Fund at current and foreseeable asset levels, insurance coverage, portfolio trading, soft dollar usage and best execution practices, and any actual and potential conflicts of interest identified by Advisors in connection with rendering services to the Fund; (6) information as to any profits earned by Advisors in connection with its services pursuant to the Agreement; (7) a copy of the Agreement and certain related agreements between the Fund and affiliates of Advisors; (8) a copy of Advisors’ Form ADV as filed with the SEC (which was presented only to legal counsel for the Trustees); and (9) draft narrative explanations to be included in the shareholder reports of reasons why the Board should renew the Agreement. The Trustees were also provided with performance ratings of Morningstar, Inc. (“Morningstar”), which is a widely recognized mutual fund ranking service. In addition, the Board received information from management on the continued impact of the COVID-19 pandemic and certain geopolitical events on the Teachers Insurance and Annuity Association of America (“TIAA”) enterprise’s operations generally and on the Funds’ operations and performance.

On March 3, 2022, the Board held a virtual meeting via videoconference with legal counsel to the Trustees to discuss Advisors’ materials, which led to the Trustees providing additional questions to, and requesting additional information from, Advisors. Subsequently, at the March 11, 2022 meeting, the Trustees were given the opportunity to, and did, ask additional questions and they discussed responses from Advisors to the Board’s follow-up questions and requests presented by the Board after its initial review of the information described above.

In considering whether to renew the Agreement with respect to the Fund, the Board considered various factors, including: (1) the nature, extent and quality of services provided or to be provided by Advisors to the Fund; (2) the Fund’s investment performance; (3) the costs of the services provided to the Fund and the profits realized or potential profits to be realized by Advisors and its affiliates from their relationship with the Fund; (4) fees charged to comparable mutual funds by other advisers; (5) the extent to which economies of scale have been realized or are anticipated to be realized as the Fund grows; (6) how such economies of scale are shared with the Fund for the benefit of its investors, such as through management fee breakpoints; (7) comparisons of the services provided by Advisors to, and the fee rates and performance of, the Fund to other clients to whom Advisors provides comparable services; and (8) any other benefits identified by Advisors derived or anticipated to be derived by Advisors or its affiliates from their relationship with the

40	2022 Annual Report ■ TIAA-CREF Real Estate Securities Fund

continued

Fund. As a general matter, the Board considered these factors, and any other factors deemed relevant by the Trustees, in their totality, and no single factor was identified as being the determining factor in deciding whether to renew the Agreement.

In addition to the March 11, 2022 meeting that included Advisors’ personnel, the Trustees met in executive sessions, at which no representatives of Advisors were present, to discuss the proposed renewal of the Agreement for the Fund. The Board also received and considered information from its legal counsel as to certain relevant guidance that relates to the renewal process under Section 15(c) of the 1940 Act and certain other legal authorities.

While the contract renewal process included a series of discussions and meetings leading up to the March 11, 2022 meeting, the oversight and evaluation of Advisors’ services to the Fund by the Board and its Committees is an ongoing process. The Board, as well as its Committees, considered reports on various investment and operational topics that had been identified by the Board or its Committees for review in the year since the last annual renewal process. Further, at their regularly scheduled meetings, the Board and its Investment Committee receive and consider, among other matters, information regarding the performance of the Fund. Thus, in reaching its decisions regarding the renewal of the Agreement for the Fund, the Board took into account the information described herein and other information provided to the Board and its Committees throughout the year.

The Board received and considered both Trust-level and Fund-specific information, but made its renewal determinations on a Fund-level basis. In deciding whether to renew the Agreement for the Fund, each Trustee may have accorded different weight to different factors and, thus, may have had a different basis for his or her ultimate decision to vote to renew the Agreement for the Fund. At its meeting on March 11, 2022, all Board members voted unanimously to renew the Agreement for the Fund. Set forth below is a summary of the primary factors the Board considered with respect to the Fund.

The nature, extent and quality of services

The Board considered the level and depth of knowledge of Advisors, including the professional experience and qualifications of its personnel. The Board also considered that Advisors is an experienced investment adviser that has managed the Fund since its operations commenced. Investment professionals at Advisors also manage various funds and accounts of the College Retirement Equities Fund, the TIAA-CREF Life Funds and TIAA Separate Account VA-1, as well as advise and sub-advise other investment companies and vehicles. Under the Agreement, Advisors is responsible for, among other duties: managing the assets of the Fund, including conducting research, identifying investments and placing orders to buy and sell securities for the Fund’s investment portfolio; active daily monitoring of the Fund’s investment portfolio; reporting on the investment performance and other metrics of the Fund to the Board on a regular basis; responding to Fund flows; compliance

TIAA-CREF Real Estate Securities Fund ■ 2022 Annual Report	41

Approval of investment management agreement (unaudited)

monitoring; coordinating the activities of the Fund’s service providers; and overseeing the provision of various administrative services to the Fund. The Board considered that Advisors has carried out these responsibilities in a competent and professional manner. The Board also considered that Advisors has committed significant resources to supporting the series of the Trust, including the Fund. It also considered Advisors’ compliance program and resources and its compliance record with respect to the Fund.

The Board also considered, among other factors, the performance of the Fund, as discussed below. In addition, the Board considered the nature and quality of non-portfolio management services provided by Advisors and its affiliates. In this regard, the Board considered its ongoing review of the performance of certain affiliated and unaffiliated service providers, including the quality of services provided by those firms and Advisors’ oversight of those service providers and the outsourcing of certain services to other firms.

During its review, the Board noted its review of the level of personnel and other resources available to Advisors to provide portfolio management and other services to the Fund, including the impact of recent and anticipated regulatory requirements and operational changes on such resources, so as to assess the adequacy of the resources devoted to these services. Based on all factors considered, the Board concluded that the nature, extent, and quality of services provided by Advisors to each Fund under the Agreement was reasonable

Investment performance

The Board considered the investment performance of the Fund over the one-, three-, five- and ten-year periods ended December 31, 2021. The Board considered the Fund’s performance as compared to its peer group and peer universe and its benchmark index. For details regarding the Fund’s performance, see the Fund synopsis below. The Board concluded that, under the totality of circumstances considered, the investment performance of the Fund was reasonable.

Cost and profitability

The Board considered financial and profitability data relating to Advisors’ services to the Funds for the calendar year 2021. The Board considered Advisors’ profit calculations with respect to its services to the Fund both before and after taking into account the costs incurred directly or indirectly by Advisors in connection with the distribution of shares of the Fund. The Board acknowledged the reasonableness of having a management fee rate that permits Advisors to maintain and improve the quality of services provided to the Fund and recognized the entrepreneurial and other risks assumed by Advisors in managing the Fund. The Board considered that Advisors calculated that it had earned profits with respect to the Fund under the Agreement for the one-year period ended December 31, 2021. The Board also considered Advisors’ voluntary reduction of the Fund’s management fee rate by 0.035% starting May 1, 2022 through April 30, 2023. The Board also acknowledged

42	2022 Annual Report ■ TIAA-CREF Real Estate Securities Fund

continued

Advisors’ commitment to reimburse Fund expenses to the extent that total annual operating expenses exceeded a specified amount. The Board concluded that the profits earned by Advisors in 2021 from its services to the Fund were reasonable in light of various relevant factors.

Fees charged by other advisers

The Board considered comparative information regarding the Fund’s contractual and effective management fee rates and the contractual and effective management fee rates paid by similar mutual funds to other advisers, as analyzed by Broadridge and reflected in the Fund synopsis below. The Board determined that the management fee rate charged to the Fund under the Agreement typically was lower than the management fee rates charged to most other comparable mutual funds. In this regard, the Board also considered the inherent limitations of such comparisons in light of uncertainty as to how the fees of such similar mutual funds are set and potentially material differences between the Fund and its comparable mutual funds. The Board considered Broadridge’s treatment of all fund fee waivers, regardless of their type, as management fee waivers, which could materially impact how the Fund’s actual management fee rate compares to those of similar mutual funds. Additionally, the Board considered the potential limitations of such comparisons due to, among other factors, the fact that, in many instances, Broadridge based its comparisons on financial data relating to fiscal periods that differed from the period for which the Fund’s data were derived. Based on all factors considered, the Board concluded that the management fee rate under the Agreement with respect to the Fund was reasonable in relation to those charged by appropriate groups of comparable mutual funds.

Economies of scale

The Board considered whether Advisors has experienced or is anticipated to experience economies of scale in connection with the operation of the Fund, and whether any such economies are shared with the Fund. The Board also considered the extent to which the current fee rate schedule breakpoints of the Fund affected Advisors’ fees. The Board considered, in connection with the supporting Broadridge reports, Advisors’ position that the maximum fee rate that could be charged to the Fund based on its level of assets under the Agreement is comparatively low in relation to peer groups of mutual funds. The Board also considered Advisors’ compensation of the Fund for all of the soft dollar amounts the Fund spent on research during the year. Based on all factors considered, the Board concluded that the Fund’s management fee rate schedule was reasonable in light of current economies of scale considerations and the Fund’s current asset level.

Fee and performance comparisons with other Advisors clients

The Board considered that Advisors and its affiliate, TIAA-CREF Investment Management, LLC, provide investment management services to other investment

TIAA-CREF Real Estate Securities Fund ■ 2022 Annual Report	43

Approval of investment management agreement (unaudited)

companies, including foreign funds (UCITS), and separately managed accounts. The Board considered that Advisors did not currently manage any other products with comparable investment strategies to the Fund’s investment strategy. The Board also considered Advisors’ comments that, in the future, Advisors may manage client assets through additional funds and accounts with similar investment strategies. The Board also considered Advisors’ representation that, while the management fee rate charged to the Fund may differ from the management fee rates chargeable to these other funds and accounts, this may be due in part to the fact that these other funds and accounts may: (1) involve less entrepreneurial risk on the part of Advisors; (2) be offered in different types of markets; (3) be provided with different types or levels of services; (4) have different regulatory burdens; and/or (5) target different investors. Based on all factors considered, the Board concluded that the management fee rate under the Agreement with respect to the Fund was reasonable in relation to those charged by Advisors to its comparable clients.

Other benefits

The Board also considered additional “fall-out benefits” to Advisors and its affiliates arising from the Agreement. Such benefits include, among others, other fees paid by the Fund to Advisors or its affiliates for other services, such as distribution and administration, and investment-related benefits, such as economies of scale to the extent the Fund shares investment resources and/or personnel with other clients of Advisors and the use of research obtained through the payment of soft dollars by the Fund by other clients of Advisors. Advisors and its affiliates may also benefit from the level of business and relationships the Funds have with certain service providers. Additionally, the Fund may be utilized as investment options for other products and businesses of Advisors and its affiliates, such as variable products, fund of funds and 529 education savings plans. Also, Advisors and its affiliates may benefit from their relationship with the Fund to the extent that this relationship results in potential investors viewing TIAA, of which Advisors is an indirect, wholly-owned subsidiary, as a leading retirement plan provider in the academic and non-profit markets and as a single source for all their financial service needs.

Fund synopsis of factors

The Board considered the following specific factors (among others) in connection with its determination to renew the Agreement with respect to the Fund. If the Fund is described in the following discussions as being in the “1st” quintile, it is in the best of five groups (that is, the group has the best performance or the lowest expenses, as the case may be). References below to quintiles are based on data provided to the Board in the reports prepared by Broadridge. The specific management fee, expense and performance factors outlined below are based on the Institutional Class of the Fund. Because the Institutional Class generally has lower non-management expenses than the other classes of the Fund, the expenses and performance of these other classes will differ from the expenses and performance

44	2022 Annual Report ■ TIAA-CREF Real Estate Securities Fund

concluded

shown for the Institutional Class. All time periods referenced below are ended December 31, 2021. Under the Morningstar rating system, an Overall Morningstar Rating of 5 stars is the highest (best) rating category and 1 star is the lowest (worst) rating category. The Morningstar data is as of December 31, 2021. Statements below regarding the Fund’s “effective management fee rate” refer to the overall effective blended fee rate that applied to the Fund after taking into account any breakpoints in the management fee rate schedule for the Fund and any applicable fee waivers and/or expense reimbursements.

•	The Fund’s annual contractual management fee rate starts at 0.50% of average daily net assets, and includes breakpoints that reduce the rate paid on assets above certain thresholds. The Fund’s effective management fee rate at its December 31, 2021 asset level was 0.453% of average daily net assets.
•	Effective May 1, 2022, Advisors has voluntarily agreed to reduce the Fund’s management fee rate by 0.035% through April 30, 2023.
•	The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were each in the 1st quintile of both the group and universe of comparable funds selected by Broadridge for expense comparison purposes.
•	The Fund was in the 4th, 1st, 1st and 1st quintiles of both the group of comparable funds selected by Broadridge for performance comparison purposes and the universe of comparable funds selected by Broadridge for performance comparison purposes for each of the one-, three-, five- and ten-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 5 stars.
•	Advisors calculated that it earned a net profit with respect to its services to the Fund for the one-year period.

Based primarily on the foregoing factors and considerations, the Board renewed the Agreement for the Fund.

TIAA-CREF Real Estate Securities Fund ■ 2022 Annual Report	45

Liquidity risk management program

Discussion of the operation and effectiveness of the Fund’s liquidity risk management program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the series of the Trust covered by this Report (the “Fund”) has adopted and implemented a liquidity risk management program (the “Program”), which is reasonably designed to assess and manage the Fund’s liquidity risk. The Program consists of various provisions relating to assessing and managing Fund liquidity risk, as discussed further below. The Fund’s Board of Trustees (the “Board”) previously approved the designation of Advisors (the “Administrator”) as Program administrator. The Liquidity Monitoring and Analysis Team (the “LMAT”) carries out day-to-day Program management with oversight by the Liquidity Oversight Committee (the “LOSC”). Personnel from the Administrator and Nuveen Fund Advisors, LLC, an affiliate of the Administrator, comprise the LMAT and LOSC.

At a February 15, 2022 Board meeting, the Administrator provided the Board with a written report addressing the Program’s operation, adequacy, and effectiveness of implementation for the period from January 1, 2021 through December 31, 2021 (the “Review Period”), as required under the Liquidity Rule. The report noted that the Program has been and continues to be adequately and effectively implemented to monitor and (as applicable) respond to the Fund’s liquidity developments.

In accordance with the Program, the LMAT assesses the Fund’s liquidity risk no less frequently than annually based on various factors, such as (i) the Fund’s investment strategy and the liquidity of portfolio investments, (ii) cash flow projections, and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Fund portfolio investments are classified into one of four liquidity categories (including “highly liquid investments” and “illiquid investments,” discussed below). The classification is based on a determination of how long it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading, and investment-specific considerations, as well as market depth, and utilize third-party vendor data.

A Fund that does not primarily hold highly liquid investments must, among other things, determine a minimum percentage of Fund net assets that must be invested in highly liquid investments (a “Highly Liquid Investment Minimum”). During the Review Period, the Fund primarily held highly liquid investments and therefore was exempt from the requirement to adopt a Highly Liquid Investment Minimum and to comply with the related requirements under the Liquidity Rule.

46	2022 Annual Report ■ TIAA-CREF Real Estate Securities Fund

The Liquidity Rule also limits the Fund’s investments in illiquid investments. Specifically, the Liquidity Rule prohibits acquisition of illiquid investments if doing so would result in the Fund holding more than 15% of its net assets in illiquid investments and requires certain reporting anytime a Fund’s holdings of illiquid investments exceed 15% of net assets. During the Review Period, the Fund did not exceed the 15% limit on illiquid investments.

TIAA-CREF Real Estate Securities Fund ■ 2022 Annual Report	47

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How to reach us

Websites

TIAA.org

nuveen.com

Automated telephone service

800-842-2252

24 hours a day, 7 days a week

For the hearing- or speech-impaired

800-842-2755

8 a.m. to 10 p.m. (ET), Monday–Friday

You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other information, please visit TIAA.org, or call 800-842-2252 for the Institutional, Advisor, Premier and Retirement classes or 800-223-1200 for the Retail Class. Please read the prospectus carefully before investing. Investment, insurance and annuity products are not Federal Deposit Insurance Corporation (FDIC) insured, are not bank guaranteed, are not bank deposits, are not insured by any federal government agency, are not a condition to any banking service or activity, and may lose value. Nuveen, a subsidiary of TIAA, provides investment advice and portfolio management services through a dozen affiliated registered investment advisers. Nuveen Securities, LLC and TIAA-CREF Individual & Institutional Services, LLC, members FINRA, distribute securities products.

This material is for informational or educational purposes only and does not constitute fiduciary investment advice under ERISA, a securities recommendation under all securities laws, or an insurance product recommendation under state insurance laws or regulations. This material does not take into account any specific objectives or circumstances of any particular investor, or suggest any specific course of action. Investment decisions should be made based on the investor’s own objectives and circumstances.

©2022 Teachers Insurance and Annuity Association of America—College Retirement Equities Fund,
730 Third Avenue, New York, NY 10017-3206

730 Third Avenue New York, NY 10017-3206	PRESORTED STANDARD U.S. POSTAGE PAID TIAA

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2088597	A12449 (5/22)

TIAA-CREF Funds	March 31, 2022

TIAA-CREF
Fixed-Income Funds

The annual report contains the audited financial statements.

Fund name	Institutional Class	Advisor Class	Premier Class	Retirement Class	Retail Class	Class W
Bond Index Fund	TBIIX	TBIAX	TBIPX	TBIRX	TBILX	TBIWX
Core Bond Fund	TIBDX	TIBHX	TIDPX	TIDRX	TIORX	TBBWX
Core Impact Bond Fund	TSBIX	TSBHX	TSBPX	TSBBX	TSBRX	—
Core Plus Bond Fund	TIBFX	TCBHX	TBPPX	TCBRX	TCBPX	TCBWX
5–15 Year Laddered Tax-Exempt Bond Fund	TITIX	TIXHX	—	—	TIXRX	—
Green Bond Fund	TGRNX	TGRKX	TGRLX	TGRMX	TGROX	—
High-Yield Fund	TIHYX	TIHHX	TIHPX	TIHRX	TIYRX	TIHWX
Inflation-Linked Bond Fund	TIILX	TIIHX	TIKPX	TIKRX	TCILX	TIIWX
Short Duration Impact Bond Fund	TSDJX	TSDHX	TSDFX	TSDDX	TSDBX	—
Short-Term Bond Fund	TISIX	TCTHX	TSTPX	TISRX	TCTRX	TCTWX
Short-Term Bond Index Fund	TNSHX	TTBHX	TPSHX	TESHX	TRSHX	TTBWX
Money Market Fund	TCIXX	TMHXX	TPPXX	TIEXX	TIRXX	—

Annual
Report

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the TIAA-CREF Funds’ (the “Funds”) annual and semiannual shareholder reports will not be sent to you by mail, unless you specifically request paper copies of the reports. Instead, they will be made available on TIAA’s website, TIAA.org, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive shareholder reports and other communications from the Funds electronically anytime by either (1) updating your account settings at TIAA.org/eDelivery, if you invest in the Funds directly or hold your Fund shares through a TIAA-affiliated financial intermediary, account or retirement plan (each, a “TIAA Account”), or (2) contacting your financial intermediary (such as a broker/dealer or bank) through which you hold Fund shares.

If you invest directly with the Funds or through a TIAA Account, you may elect to receive all future shareholder reports in paper free of charge by updating your account settings at TIAA.org/eDelivery or by calling 800-842-2252 during regular business hours. If you invest through another financial intermediary, you can contact your financial intermediary to request that you receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the fund complex if you invest directly with the Funds or through a TIAA Account, or to all funds held through your financial intermediary.

Understanding this report

For the purposes of this report, “TIAA-CREF Funds” refers only to the TIAA-CREF Fixed-Income Funds listed on the cover of this report.

This annual report contains information about certain TIAA-CREF Funds and describes their results for the twelve months ended March 31, 2022. The report contains four main sections:

•	A letter from Brad Finkle, Principal Executive Officer and President of the TIAA-CREF Funds and TIAA-CREF Life Funds.
•	The fund performance section compares each fund’s investment returns with those of its benchmark index.
•	The summary portfolios of investments list the issuers, industries and types of securities in which each fund had investments as of March 31, 2022.
•	The financial statements provide detailed information about the operations and financial condition of each fund.

The views and opinions expressed in this report are through the end of the period, as stated on the cover of this report. They are subject to change at any time based on a variety of factors. As such, they are not guarantees of future performance or investment results and should not be taken as investment advice. To see the risks of investing in any fund, please read the latest prospectus.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit our websites at TIAA.org or nuveen.com, or call 800-842-2252 for the Institutional, Advisor, Premier and Retirement classes or 800-223-1200 for the Retail Class. We urge you to read the prospectus carefully before investing.

TIAA-CREF Funds: Fixed-Income Funds ■ 2022 Annual Report	3

Brad Finkle

Letter to investors

For the twelve months ended March 31, 2022, the U.S. bond market struggled, while the economy grew at a strong pace. For the period, all but one of the major fixed-income sectors posted negative returns. Nine of the eleven TIAA-CREF Fixed-Income Funds lost ground, and the Money Market Fund had a return of zero.

•	The broad U.S. bond market, as measured by the Bloomberg U.S. Aggregate Bond Index, returned –4.2% for the period.
•	Institutional Class returns for six of the eleven fixed-income funds outperformed the returns of their respective benchmarks. Please see page 8 for benchmark definitions.
•	Among the five remaining funds, three funds—the Core Impact Bond Fund, Inflation-Linked Bond Fund and Short-Term Bond Index Fund—just slightly trailed their benchmarks. The Money Market Fund also underperformed its benchmark by a slight margin.

Bonds declined while economy expanded

The U.S. economy expanded at an impressive pace during the period, despite ongoing COVID-19 concerns, supply-chain bottlenecks and rising prices. Exceptionally strong early growth slowed in the third quarter of 2021 but accelerated again over the final three months of the year. The unemployment rate declined steadily throughout the period, finishing near pre-pandemic lows. The Federal Reserve raised the federal funds target rate to 0.25%–0.50% in March 2022—the first increase in the key short-term interest-rate measure since December 2018. Policymakers indicated that they expect further rate increases ahead. Inflation rose while oil prices, which were significantly impacted by the Russian invasion of Ukraine in February 2022, climbed sharply higher.

All but one of the major fixed-income categories fell during the period. The decline of the Bloomberg U.S. Aggregate Bond Index reflected market setbacks that occurred primarily in the first quarter of 2022. Municipal bonds, short-term securities and high-yield bonds also lost ground. U.S. Treasury inflation-protected securities produced gains for the period due to the increase in inflation.

Two TIAA-CREF Fixed-Income Funds advanced in a declining market

Despite the general decline in fixed-income returns during the twelve-month period, two of the TIAA-CREF Fixed-Income Funds generated gains. Performance for the Institutional Class ranged from –5.3% for the 5–15 Year Laddered Tax-Exempt Bond Fund to 3.8% for the Inflation-Linked Bond Fund.

The Inflation-Linked Bond Fund modestly trailed its benchmark, the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index, which gained 3.8%. The High-Yield Fund advanced 0.2% and outpaced the –0.5% return of its benchmark, the ICE BofA BB-B U.S. Cash Pay High Yield Constrained Index.

The Short-Term Bond Fund returned –1.7%, and the Short Duration Impact Bond Fund returned –2.3%. Both funds outperformed their common benchmark, the Bloomberg U.S. 1–3 Year Government/Credit Bond Index. The relative performance of each fund benefited from underweight positions in U.S. Treasury securities.

4	2022 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds

The Core Plus Bond Fund returned –3.7%, and the Core Bond Fund returned –4.1%, both outpacing their shared benchmark, the Bloomberg U.S. Aggregate Bond Index. The Core Impact Bond Fund returned –4.2%, slightly lagging the same index.

The Green Bond Fund returned –3.7%, outperforming the Bloomberg MSCI U.S. Green Bond Index. Yield curve positioning among the Fund’s corporate bonds and government agency securities aided relative performance.

The –5.3% return of the 5–15 Year Laddered Tax-Exempt Bond Fund lagged the performance of the Bloomberg 10-Year Municipal Bond Index. Overweight positions in the transportation and industrial revenue sectors hampered relative performance most.

The Bond Index Fund returned –4.3%, and the Short-Term Bond Index Fund returned –2.9%. The funds trailed the Bloomberg U.S. Aggregate Bond Index and the Bloomberg U.S. 1–3 Year Government/Credit Bond Index, respectively, primarily due to the effect of expenses.

The Money Market Fund returned 0.0% to modestly underperform the iMoneyNet Money Fund Averages™—All Government.

A detailed overview of the fixed-income markets during the period appears in our Market Monitor on page 6. A discussion of each fund and its relative performance begins on page 10.

A steady hand and a long-term plan

Investors seeking to achieve their financial objectives may encounter volatility along the way, as market and economic cycles are always changing. However, we have found that a disciplined, long-term approach can be a prudent way of dealing with unforeseen events. Over the past year, for example, we have experienced lingering effects of the COVID-19 pandemic, an increase in inflation and interest rates, supply-chain bottlenecks and the war in Ukraine. While all of these developments have been challenging, investors have shown resilience.

We continue to believe that experienced, professional investment management, combined with the steadying influence of sound financial planning, can help investors navigate through times of uncertainty. Fixed-income mutual funds, as part of a well-diversified portfolio, can also help investors achieve their goals. Of course, diversification cannot guarantee against market losses.

Please visit TIAA.org for more information on asset class performance. If you have further questions or need assistance with your TIAA-CREF fixed-income portfolio, we recommend that you contact your financial advisor or call a TIAA financial consultant at 800-842-2252. We are always here to help you.

/s/ Brad Finkle

Brad Finkle

Principal Executive Officer and President of the TIAA-CREF Funds and TIAA-CREF Life Funds

TIAA-CREF Funds: Fixed-Income Funds ■ 2022 Annual Report	5

Market monitor

Bond markets declined while economy continued to grow

While most major fixed-income markets posted losses for the twelve-month period, the economy remained strong in spite of certain obstacles to growth. The third quarter of 2021 was the exception, as growth slowed due to concerns over new COVID-19 variants, supply-chain bottlenecks and rising prices. Russia’s invasion of Ukraine posed a new challenge late in the period, especially as it contributed to even higher oil prices. The unemployment rate fell gradually over the twelve months and approached pre-pandemic lows by the end of the period. Inflation accelerated significantly, and the Federal Reserve responded by raising the federal funds target rate in March from near-zero levels, signaling that additional increases were anticipated. The shift in monetary policy marked the first time in more than three years that the Fed had increased the key short-term interest-rate measure. Investment-grade fixed-rate bonds, as measured by the Bloomberg U.S. Aggregate Bond Index, returned –4.2% for the period. Losses in the final three months accounted for the entire setback.

Among major fixed-income segments, the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index gained 3.8% for the period. U.S. high-yield securities, as measured by the ICE BofA BB-B U.S. Cash Pay High Yield Constrained Index, returned –0.5%. Short-term bonds, as represented by the Bloomberg U.S. 1–3 Year Government/Credit Bond Index, returned –2.9%. Municipal bonds, represented by the Bloomberg 10-Year Municipal Bond Index, returned –4.8%.

Bonds generally declined, except for inflation-protected securities

U.S. bond performance for the twelve months ended March 31, 2022

Source: Municipals: Bloomberg 10-Year Municipal Bond Index; Investment grade: Bloomberg U.S. Aggregate Bond Index; Short term: Bloomberg U.S. 1–3 Year Government/Credit Index; Corporate high yield: ICE BofA BB-B U.S. Cash Pay High Yield Constrained Index; Inflation protected: Bloomberg U.S. TIPS 1–10 Years Index. As of March 31, 2022.

Economy expanded while inflation rose

Real gross domestic product, which measures the value of all goods and services produced in the United States, grew at an annualized rate of 6.7% during the second quarter of 2021. The pace of expansion slowed to 2.3% during the third quarter but accelerated to 6.9% over the final quarter of the year.

The U.S. unemployment rate declined steadily from 6.0% in April 2021 to 3.6% in March 2022, the lowest level in two years. Core inflation, which includes all items except food and energy, rose 6.5% for the twelve months ended March 31, 2022. Oil prices jumped sharply, pressed by growing demand and the impact of war-related sanctions that sharply curtailed the supply of Russian crude. The price per barrel of West Texas Intermediate crude oil climbed from $61 to more than $100 over the period. The U.S. dollar appreciated against other major foreign currencies.

The broad U.S stock market, as measured by the Russell 3000® Index, gained 11.9% for the period. Larger early gains were offset by a decline in the final three months of the period. Yields on U.S. Treasuries of all maturities rose, and the increases were most significant among shorter- and intermediate-term bonds.

Fed shifted course, raised rates

The Federal Reserve raised the federal funds target rate in March 2022, increasing the key short-term interest-rate measure to 0.25%–0.50%. Policymakers said they anticipated that ongoing future increases would be appropriate. The Fed, which had purchased large amounts of bonds and other securities to support the economy over the previous two years, said in March that it expected to begin reducing those holdings at an unspecified future time.

The European Central Bank left its key benchmark interest rates unchanged throughout the period. The Bank of England increased its benchmark rate three times during the period, raising it from 0.10% to 0.75%.

6	2022 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds

Information for investors

Portfolio holdings

Securities and Exchange Commission (SEC) rules allow investment companies to list the top holdings of each fund in their annual and semiannual reports instead of providing complete portfolio listings. The TIAA-CREF Funds also file complete portfolio listings with the SEC, and they are available to the public.

You can obtain a complete list of the TIAA-CREF Funds’ holdings (Schedules of Investments) as of the most recently completed fiscal quarter in the following ways:

•	By visiting our websites at TIAA.org or nuveen.com; or
•	By calling us at 800-842-2252 to request a copy, which will be provided free of charge.

You can also obtain a complete list of the TIAA-CREF Funds’ portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our SEC Form N-CSR and Form N-PORT or Form N-MFP (for money market products only) filings. Form N-CSR filings are as of March 31 or September 30; Form N-PORT or Form N-MFP filings are as of December 31 or June 30. Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at sec.gov; or
•	From the SEC’s Office of Investor Education and Advocacy. Call 202-551-8090 for more information.

Proxy voting

In certain market conditions, the investment portfolio of a fixed-income fund may include shares of common or preferred stock. If that should occur, TIAA-CREF Funds’ ownership of stock would give it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found on our website at TIAA.org or on the SEC’s website at sec.gov. You can also call us at 800-842-2252 to request a free copy. A report of how the funds voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at sec.gov.

Contacting TIAA

There are three easy ways to contact us: by email, using the Contact Us link under Get Help at the top of our home page; by mail at TIAA, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800-842-2252.

Fund management

The TIAA-CREF Funds are managed by the portfolio management teams of Teachers Advisors, LLC. The members of these teams are responsible for the day-to-day investment management of the funds.

TIAA-CREF Funds: Fixed-Income Funds ■ 2022 Annual Report	7

About the funds’ benchmarks

The Bloomberg U.S. Aggregate Bond Index measures the performance of the domestic investment-grade fixed-rate bond market, including government and corporate securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-backed securities.

The Bloomberg U.S. 1–3 Year Government/Credit Bond Index measures the performance of U.S. Treasury and agency securities and corporate bonds with 1- to 3-year maturities.

The ICE BofA BB-B U.S. Cash Pay High Yield Constrained Index measures the performance of bond securities that pay interest in cash and have a credit rating of BB or B. ICE BofA uses a composite of Fitch Ratings, Moody’s and Standard & Poor’s credit ratings in selecting bonds for this index. These ratings measure the risk that the bond issuer will fail to pay interest or to repay principal in full. The index is market weighted so that larger bond issues have a greater effect on the index’s return. However, the representation of any single bond issuer is restricted to a maximum of 2% of the total index.

The Bloomberg 10-Year Municipal Bond Index measures the performance of intermediate- and longer-term tax-exempt bonds. Bonds in the index must be rated investment grade (Baa3/BBB- or higher), have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million.

The Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index measures the performance of fixed-income securities with maturities between 1 and 10 years that are adjusted for inflation, as measured by the Consumer Price Index for All Urban Consumers (CPI-U).

The Bloomberg MSCI U.S. Green Bond Index measures the performance of the U.S. market for fixed-income securities issued to fund projects with direct environmental benefits.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses. For additional details about the benchmark indexes, please read the funds’ latest prospectus.

Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively, “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Bloomberg neither approves nor endorses this material, nor guarantees the accuracy or completeness of any information herein, nor makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

Source: ICE Data Indices, LLC (“ICE DATA”), is used with permission. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES AND REPRESENTATIONS, EXPRESS AND/OR IMPLIED, INCLUDING ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX DATA AND ANY DATA INCLUDED IN, RELATED TO, OR DERIVED THEREFROM. NEITHER ICE DATA, ITS AFFILIATES NOR THEIR RESPECTIVE THIRD PARTY PROVIDERS SHALL BE SUBJECT TO ANY DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES OR THE INDEX DATA OR ANY COMPONENT THEREOF, AND THE INDICES AND INDEX DATA AND ALL COMPONENTS THEREOF ARE PROVIDED ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK. ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD PARTY SUPPLIERS DO NOT SPONSOR, ENDORSE, OR RECOMMEND TIAA-CREF FUNDS, OR ANY OF ITS PRODUCTS OR SERVICES.

8	2022 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds

Important information about expenses

All shareholders of the TIAA-CREF Funds incur ongoing costs, including management fees and other fund expenses. They may also incur transactional costs for redemptions or account maintenance fees.

The expense examples that appear in this report are intended to help you understand your ongoing costs only (in U.S. dollars) and do not reflect transactional costs. The examples are designed to help you compare these ongoing costs with the ongoing costs of investing in other mutual funds.

The expenses shown do not include account maintenance fees, which may or may not be applicable, as described in the prospectus. If such fees were included, your total costs for investing in the funds would be higher. Note also that shareholders of the TIAA-CREF Funds do not incur a sales charge for purchases, reinvested dividends or other distributions.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (October 1, 2021–March 31, 2022).

Actual expenses

The first section in each table uses the Fund’s actual expenses and its actual rate of return. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the six-month period.

Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid during the six-month period. Some funds have a contractual fee reimbursement. Had these not been in effect, fund expenses would have been higher.

Hypothetical example for comparison purposes

The second section in each table shows hypothetical account values and expenses based on the Fund’s actual expense ratio for each share class for the six-month period and an assumed 5%-per-year rate of return before expenses. This was not the share class’ actual return.

This hypothetical example cannot be used to estimate the actual expenses you paid for the period, but rather allows you to compare the ongoing costs of investing in the Fund with the costs of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

TIAA-CREF Funds: Fixed-Income Funds ■ 2022 Annual Report	9

Bond Index Fund

Expense example

Six months ended March 31, 2022

Bond Index Fund	Beginning account value (10/1/21)	Ending account value (3/31/22)	Expenses paid during period* (10/1/21– 3/31/22)
Actual return
Institutional Class	$1,000.00	$939.53	$0.44
Advisor Class	1,000.00	939.07	0.92
Premier Class	1,000.00	938.82	1.16
Retirement Class	1,000.00	938.41	1.64
Retail Class	1,000.00	938.41	1.64
Class W	1,000.00	939.93	0.00
5% annual hypothetical return
Institutional Class	1,000.00	1,024.48	0.45
Advisor Class	1,000.00	1,023.98	0.96
Premier Class	1,000.00	1,023.73	1.21
Retirement Class	1,000.00	1,023.24	1.72
Retail Class	1,000.00	1,023.24	1.72
Class W	1,000.00	1,024.93	0.00
*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended March 31, 2022. The Fund’s annualized six-month expense ratios for that period were 0.09% for the Institutional Class, 0.19% for the Advisor Class, 0.24% for the Premier Class, 0.34% for the Retirement Class, 0.34% for the Retail Class and 0.00% for Class W. The expense charges of one or more of the Fund’s share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 9.

Portfolio composition

Sector	% of net assets as of 3/31/2022
U.S. Treasury securities	39.0
Mortgage-backed securities	27.5
Corporate bonds	21.1
Foreign government & corporate bonds denominated in U.S. dollars	7.4
Commercial mortgage-backed securities	1.9
U.S. agency securities	1.2
Municipal bonds	0.8
Asset-backed securities	0.6
Short-term investments, other assets & liabilities, net	0.5
Total	100.0

Performance for the twelve months ended March 31, 2022

The Bond Index Fund returned –4.32% for the Institutional Class, compared with the –4.15% return of its benchmark, the Bloomberg U.S. Aggregate Bond Index. The performance table shows returns for all share classes of the Fund.

Economy grew while inflation rose

The U.S. economy expanded at a robust pace, despite slowing in the third quarter of 2021 due to renewed COVID-19 concerns. Real gross domestic product, which measures the value of all goods and services produced in the United States, increased at an annualized rate of 6.9% during the fourth quarter, according to the government’s “third” estimate. The unemployment rate declined steadily to 3.6% in March 2022, its lowest level in two years. Core inflation, which measures all items except food and energy, rose 6.5% over the twelve months ended March 2022. Crude oil prices jumped from $61 to over $100 per barrel and were strongly affected by Russia’s invasion of Ukraine in late February 2022.

For the first time since December 2018, the Federal Reserve increased the federal funds target rate in March 2022, raising the key short-term interest-rate measure to 0.25%–0.50%. Continued economic strength, a tight labor market and surging inflation contributed to the Fed’s shift in monetary policy. Furthermore, the Fed anticipates that interest-rate increases will be ongoing.

Most major segments of the fixed-income market lost ground for the period. Municipal, short-term and high-yield bonds all recorded losses. The Bloomberg U.S. Aggregate Bond Index, a broad measure of the U.S. investment-grade fixed-rate bond market, also declined. U.S. Treasury inflation-protected securities (TIPS) performed best and generated a gain.

All sectors in the benchmark declined

All of the sectors in the Bloomberg U.S. Aggregate Bond Index posted negative returns for the twelve months. U.S. Treasuries—the largest sector with a weighting of 38.4%—returned –3.7%, outperforming the benchmark. Mortgage-backed securities and corporate bonds, the next two largest sectors at 26.7% and 26.0%, respectively, both trailed the benchmark with returns of –5.0% and –4.2%, respectively. Among smaller sectors in the benchmark, government credit securities and government agency bonds both outperformed, each with a return of –3.8%. Commercial mortgage-backed securities trailed the benchmark with a return of –4.5%.

Fund trailed its benchmark

The Fund underperformed its benchmark for the twelve-month period. The Fund’s return includes a deduction for expenses, while the benchmark’s does not. The Fund seeks to maintain the overall characteristics of its benchmark. The Fund’s managers invest in the same sectors that are included in the benchmark and closely match the benchmark’s weightings and maturities. During the period, this portfolio had sector returns that were similar to its benchmark, enabling it to resemble the index’s performance.

Throughout the period, the Fund’s managers kept the Fund’s duration—a measure of its sensitivity to interest-rate changes—close to that of its benchmark. This strategy helped the Fund’s risk and reward characteristics to more closely resemble those of its benchmark.

10	2022 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds

Performance as of March 31, 2022

Bond Index Fund		Total return	Average annual total return				Annual operating expenses*
	Inception date	1 year	5 years		10 years		gross	net
Institutional Class	9/14/09	–4.32%	1.99%		2.08%		0.08%	0.08%
Advisor Class	12/4/15	–4.41	1.86		2.02	†	0.18	0.18
Premier Class	9/30/09	–4.46	1.84		1.93		0.23	0.23
Retirement Class	9/14/09	–4.55	1.75		1.84		0.33	0.33
Retail Class	9/14/09	–4.61	1.69		1.76		0.39	0.39
Class W	9/28/18	–4.32	2.06	†	2.12	†	0.08	0.00
Bloomberg U.S. Aggregate Bond Index	—	–4.15	2.14		2.24		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance and 30-day SEC yield information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least July 31, 2022, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund’s expense ratios as of the end of the reporting period.
†	The performance shown for the Advisor Class and Class W that is prior to their respective inception dates is based on the performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class and Class W. If these actual expenses had been reflected, the performance of these two classes shown for these periods would have been different because the Advisor Class and Class W have different expenses than the Institutional Class.

$10,000,000 over 10 years

Institutional Class

Ending amounts are as of March 31, 2022. For the purpose of comparison, the graph also shows the change in the value of the Fund’s benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.

Holdings by maturity

% of fixed-income investments (excluding short-term investments) as of 3/31/2022
Less than 1 year	1.1
1–3 years	16.9
3–5 years	21.9
5–10 years	40.8
Over 10 years	19.3
Total	100.0

Holdings by credit quality

% of fixed-income investments (excluding short-term investments) as of 3/31/2022
U.S. Treasury & U.S. agency securities*	67.9
Aaa/AAA	4.3
Aa/AA	3.2
A/A	11.0
Baa/BBB	13.6
Total	100.0

*	These securities are guaranteed by the full faith and credit of the U.S. government.

Credit quality ratings are based on the Bloomberg methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Fund profile

as of 3/31/2022
Net assets	$21.13 billion
Portfolio turnover rate	18%
Number of issues	8,121
Option-adjusted duration‡	6.61 years
Average maturity§	8.85 years

‡	Option-adjusted duration estimates how much the value of a bond portfolio would be affected by a change in prevailing interest rates, taking into account the options embedded in the individual securities. The longer a portfolio’s duration, the more sensitive it is to changes in interest rates.
§	Average maturity is a simple average of the maturities of all the bonds in a fund’s portfolio. The maturity of a bond is the amount of time until the bond’s principal becomes due or payable.

TIAA-CREF Funds: Fixed-Income Funds ■ 2022 Annual Report	11

Core Bond Fund

Expense example

Six months ended March 31, 2022

Core Bond Fund	Beginning account value (10/1/21)	Ending account value (3/31/22)	Expenses paid during period* (10/1/21– 3/31/22)
Actual return
Institutional Class	$1,000.00	$938.87	$1.40
Advisor Class	1,000.00	939.17	2.08
Premier Class	1,000.00	938.15	2.13
Retirement Class	1,000.00	938.07	2.61
Retail Class	1,000.00	938.13	2.46
Class W	1,000.00	940.22	0.00
5% annual hypothetical return
Institutional Class	1,000.00	1,023.49	1.46
Advisor Class	1,000.00	1,022.79	2.17
Premier Class	1,000.00	1,022.74	2.22
Retirement Class	1,000.00	1,022.24	2.72
Retail Class	1,000.00	1,022.39	2.57
Class W	1,000.00	1,024.93	0.00
*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended March 31, 2022. The Fund’s annualized six-month expense ratios for that period were 0.29% for the Institutional Class, 0.43% for the Advisor Class, 0.44% for the Premier Class, 0.54% for the Retirement Class, 0.51% for the Retail Class and 0.00% for Class W. The expense charges of one or more of the Fund’s share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 9.

Portfolio composition

Sector	% of net assets as of 3/31/2022
Corporate bonds	27.0
Mortgage-backed securities	21.5
U.S. Treasury securities	20.8
Foreign government & corporate bonds denominated in U.S. dollars	14.7
Commercial mortgage-backed securities	5.2
Asset-backed securities	4.8
Bank loan obligations	1.8
Municipal bonds	1.4
U.S. agency securities	0.1
Preferred stock	0.1
Short-term investments, other assets & liabilities, net	2.6
Total	100.0

Performance for the twelve months ended March 31, 2022

The Core Bond Fund returned –4.14% for the Institutional Class, compared with the –4.15% return of its benchmark, the Bloomberg U.S. Aggregate Bond Index. The performance table shows returns for all share classes of the Fund.

Economy grew while inflation rose

The U.S. economy expanded at a robust pace, despite slowing in the third quarter of 2021 due to renewed COVID-19 concerns. Real gross domestic product, which measures the value of all goods and services produced in the United States, increased at an annualized rate of 6.9% during the fourth quarter, according to the government’s “third” estimate. The unemployment rate declined steadily to 3.6% in March 2022, its lowest level in two years. Core inflation, which measures all items except food and energy, rose 6.5% over the twelve months ended March 2022. Crude oil prices jumped from $61 to over $100 per barrel and were strongly affected by Russia’s invasion of Ukraine in late February 2022.

For the first time since December 2018, the Federal Reserve increased the federal funds target rate in March 2022, raising the key short-term interest-rate measure to 0.25%–0.50%. Continued economic strength, a tight labor market and surging inflation contributed to the Fed’s shift in monetary policy. Furthermore, the Fed anticipates that interest-rate increases will be ongoing.

Most major segments of the fixed-income market lost ground for the period. Municipal, short-term and high-yield bonds all recorded losses. The Bloomberg U.S. Aggregate Bond Index, a broad measure of the U.S. investment-grade fixed-rate bond market, also declined. U.S. Treasury inflation-protected securities (TIPS) performed best and generated a gain.

All sectors in the benchmark declined

All of the sectors in the Bloomberg U.S. Aggregate Bond Index posted negative returns for the twelve months. U.S. Treasuries—the largest sector with a weighting of 38.4%—returned –3.7%, outperforming the benchmark. Mortgage-backed securities (MBS) and corporate bonds, the next two largest sectors at 26.7% and 26.0%, respectively, both trailed the benchmark with returns of –5.0% and –4.2%, respectively. Among smaller sectors in the benchmark, government credit securities and government agency bonds both outperformed, each with a return of –3.8%. Commercial mortgage-backed securities (CMBS) trailed the benchmark with a return of –4.5%.

Fund surpassed its benchmark

The Fund surpassed its benchmark for the twelve-month period. The Fund’s allocation to U.S. Treasuries contributed most to its relative performance, primarily due to favorable yield curve positioning—how the Fund was invested across different bond maturities—as well as a significant underweighted position. The Fund’s allocation to MBS had the second-largest positive impact on its relative return. Fund positions in the government credit and government agency sectors were also beneficial.

By contrast, the Fund’s overweight position in the corporate bond sector detracted most from its relative performance. Fund positions in the asset-backed securities and CMBS sectors also detracted.

12	2022 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds

Performance as of March 31, 2022

Core Bond Fund		Total return	Average annual total return				Annual operating expenses*
	Inception date	1 year	5 years		10 years		gross	net
Institutional Class	7/1/99	–4.14%	2.47%		2.89%		0.29%	0.29%
Advisor Class	12/4/15	–4.26	2.37		2.83	†	0.42	0.42
Premier Class	9/30/09	–4.28	2.31		2.73		0.44	0.44
Retirement Class	3/31/06	–4.36	2.22		2.64		0.54	0.54
Retail Class	3/31/06	–4.38	2.18		2.59		0.58	0.58
Class W	9/28/18	–3.86	2.68	†	2.99	†	0.29	0.00
Bloomberg U.S. Aggregate Bond Index	—	–4.15	2.14		2.24		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance and 30-day SEC yield information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least July 31, 2022, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund’s expense ratios as of the end of the reporting period.
†	The performance shown for the Advisor Class and Class W that is prior to their respective inception dates is based on the performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class and Class W. If these actual expenses had been reflected, the performance of these two classes shown for these periods would have been different because the Advisor Class and Class W have different expenses than the Institutional Class.

$2,000,000 over 10 years

Institutional Class

Ending amounts are as of March 31, 2022. For the purpose of comparison, the graph also shows the change in the value of the Fund’s benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.

Holdings by maturity

% of fixed-income investments (excluding short-term investments) as of 3/31/2022
Less than 1 year	1.8
1–3 years	15.3
3–5 years	19.2
5–10 years	47.3
Over 10 years	16.4
Total	100.0

Holdings by credit quality

% of fixed-income investments (excluding short-term investments) as of 3/31/2022
U.S. Treasury & U.S. agency securities*	38.8
Aaa/AAA	5.5
Aa/AA	6.5
A/A	12.7
Baa/BBB	25.3
Ba/BB	5.9
B/B	3.1
Below B/B	0.2
Non-rated	2.0
Total	100.0

*	These securities are guaranteed by the full faith and credit of the U.S. government.

Credit quality ratings are based on the Bloomberg methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Fund profile

as of 3/31/2022
Net assets	$10.41 billion
Portfolio turnover rate	295%
Portfolio turnover rate, excluding mortgage dollar-roll transactions	96%
Number of issues	2,112
Option-adjusted duration‡	6.10 years
Average maturity§	8.57 years

‡	Option-adjusted duration estimates how much the value of a bond portfolio would be affected by a change in prevailing interest rates, taking into account the options embedded in the individual securities. The longer a portfolio’s duration, the more sensitive it is to changes in interest rates.
§	Average maturity is a simple average of the maturities of all the bonds in a fund’s portfolio. The maturity of a bond is the amount of time until the bond’s principal becomes due or payable.

TIAA-CREF Funds: Fixed-Income Funds ■ 2022 Annual Report	13

Core Impact Bond Fund

Expense example

Six months ended March 31, 2022

Core Impact Bond Fund	Beginning account value (10/1/21)	Ending account value (3/31/22)	Expenses paid during period* (10/1/21– 3/31/22)
Actual return
Institutional Class	$1,000.00	$938.82	$1.84
Advisor Class	1,000.00	938.61	2.13
Premier Class	1,000.00	938.11	2.66
Retirement Class	1,000.00	937.70	3.09
Retail Class	1,000.00	937.60	3.09
5% annual hypothetical return
Institutional Class	1,000.00	1,023.04	1.92
Advisor Class	1,000.00	1,022.74	2.22
Premier Class	1,000.00	1,022.19	2.77
Retirement Class	1,000.00	1,021.74	3.23
Retail Class	1,000.00	1,021.74	3.23
*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended March 31, 2022. The Fund’s annualized six-month expense ratios for that period were 0.38% for the Institutional Class, 0.44% for the Advisor Class, 0.55% for the Premier Class, 0.64% for the Retirement Class and 0.64% for the Retail Class. The expense charges of one or more of the Fund’s share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 9.

Portfolio composition

Sector	% of net assets as of 3/31/2022
Corporate bonds	26.4
Foreign government & corporate bonds denominated in U.S. dollars	21.5
Mortgage-backed securities	17.9
U.S. Treasury securities	11.1
Municipal bonds	6.6
Commercial mortgage-backed securities	5.2
Asset-backed securities	4.2
U.S. agency securities	4.0
Bank loan obligations	0.3
Preferred stock	0.7
Short-term investments, other assets & liabilities, net	2.1
Total	100.0

Performance for the twelve months ended March 31, 2022

The Core Impact Bond Fund returned –4.16% for the Institutional Class, compared with the –4.15% return of its benchmark, the Bloomberg U.S. Aggregate Bond Index. The performance table shows returns for all share classes of the Fund.

Economy grew while inflation rose

The U.S. economy expanded at a robust pace, despite slowing in the third quarter of 2021 due to renewed COVID-19 concerns. Real gross domestic product, which measures the value of all goods and services produced in the United States, increased at an annualized rate of 6.9% during the fourth quarter, according to the government’s “third” estimate. The unemployment rate declined steadily to 3.6% in March 2022, its lowest level in two years. Core inflation, which measures all items except food and energy, rose 6.5% over the twelve months ended March 2022. Crude oil prices jumped from $61 to over $100 per barrel and were strongly affected by Russia’s invasion of Ukraine in late February 2022.

For the first time since December 2018, the Federal Reserve increased the federal funds target rate in March 2022, raising the key short-term interest-rate measure to 0.25%–0.50%. Continued economic strength, a tight labor market and surging inflation contributed to the Fed’s shift in monetary policy. Furthermore, the Fed anticipates that interest-rate increases will be ongoing.

Most major segments of the fixed-income market lost ground for the period. Municipal, short-term and high-yield bonds all recorded losses. The Bloomberg U.S. Aggregate Bond Index, a broad measure of the U.S. investment-grade fixed-rate bond market, also declined. U.S. Treasury inflation-protected securities (TIPS) performed best and generated a gain.

All sectors in the benchmark declined

All of the sectors in the Bloomberg U.S. Aggregate Bond Index posted negative returns for the twelve months. U.S. Treasuries—the largest sector with a weighting of 38.4%—returned –3.7%, outperforming the benchmark. Mortgage-backed securities (MBS) and corporate bonds, the next two largest sectors at 26.7% and 26.0%, respectively, both trailed the benchmark with returns of –5.0% and –4.2%, respectively. Among smaller sectors in the benchmark, government credit securities and government agency bonds both outperformed, each with a return of –3.8%. Commercial mortgage-backed securities (CMBS) trailed the benchmark with a return of –4.5%.

Fund slightly trailed its benchmark

The Fund slightly trailed its benchmark for the twelve-month period, primarily due to the effect of expenses. The Fund’s overweight position in the corporate bond sector detracted most from its relative performance, followed by an overweight in the government agency sector. Fund positions in the CMBS and asset-backed securities sectors also detracted.

By contrast, other favorable allocations were beneficial. The Fund’s allocation to U.S. Treasuries contributed most to its relative performance, primarily due to favorable yield curve positioning—how the Fund was invested across different bond maturities—as well as a significant underweighted position. The Fund’s allocation to MBS had the second-largest positive impact on its relative return.

14	2022 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds

Performance as of March 31, 2022

Core Impact Bond Fund		Total return	Average annual total return			Annual operating expenses*
	Inception date	1 year	5 years	since inception		gross	net
Institutional Class	9/21/12	–4.16%	2.40%	2.75%		0.35%	0.35%
Advisor Class	12/4/15	–4.12	2.33	2.70	†	0.43	0.43
Premier Class	9/21/12	–4.23	2.23	2.59		0.53	0.53
Retirement Class	9/21/12	–4.31	2.15	2.50		0.60	0.60
Retail Class	9/21/12	–4.32	2.13	2.46		0.61	0.61
Bloomberg U.S. Aggregate Bond Index	—	–4.15	2.14	2.00	‡	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance and 30-day SEC yield information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least July 31, 2022, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund’s expense ratios as of the end of the reporting period.
†	The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for these periods would have been different because the Advisor Class has different expenses than the Institutional Class.
‡	Performance is calculated from the inception date of the Institutional Class.

$2,000,000 invested at Fund’s inception

Institutional Class (inception September 21, 2012)

Ending amounts are as of March 31, 2022. For the purpose of comparison, the graph also shows the change in the value of the Fund’s benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.

Holdings by maturity

% of fixed-income investments (excluding short-term investments) as of 3/31/2022
Less than 1 year	3.4
1–3 years	15.3
3–5 years	14.7
5–10 years	45.6
Over 10 years	21.0
Total	100.0

Holdings by credit quality

% of fixed-income investments (excluding short-term investments) as of 3/31/2022
U.S. Treasury & U.S. agency securities*	29.9
Aaa/AAA	9.2
Aa/AA	10.2
A/A	19.3
Baa/BBB	22.3
Ba/BB	3.2
B/B	0.8
Non-rated	5.1
Total	100.0

*	These securities are guaranteed by the full faith and credit of the U.S. government.

Credit quality ratings are based on the Bloomberg methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Fund profile

as of 3/31/2022
Net assets	$6.91 billion
Portfolio turnover rate	255%
Portfolio turnover rate, excluding mortgage dollar-roll transactions	112%
Number of issues	1,124
Option-adjusted duration‡	6.25 years
Average maturity§	9.15 years

‡	Option-adjusted duration estimates how much the value of a bond portfolio would be affected by a change in prevailing interest rates, taking into account the options embedded in the individual securities. The longer a portfolio’s duration, the more sensitive it is to changes in interest rates.
§	Average maturity is a simple average of the maturities of all the bonds in a fund’s portfolio. The maturity of a bond is the amount of time until the bond’s principal becomes due or payable.

TIAA-CREF Funds: Fixed-Income Funds ■ 2022 Annual Report	15

Core Plus Bond Fund

Expense example

Six months ended March 31, 2022

Core Plus Bond Fund	Beginning account value (10/1/21)	Ending account value (3/31/22)	Expenses paid during period* (10/1/21– 3/31/22)
Actual return
Institutional Class	$1,000.00	$941.40	$1.45
Advisor Class	1,000.00	941.10	1.84
Premier Class	1,000.00	940.69	2.18
Retirement Class	1,000.00	940.28	2.66
Retail Class	1,000.00	940.59	2.42
Class W	1,000.00	942.81	0.00
5% annual hypothetical return
Institutional Class	1,000.00	1,023.44	1.51
Advisor Class	1,000.00	1,023.04	1.92
Premier Class	1,000.00	1,022.69	2.27
Retirement Class	1,000.00	1,022.19	2.77
Retail Class	1,000.00	1,022.44	2.52
Class W	1,000.00	1,024.93	0.00
*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended March 31, 2022. The Fund’s annualized six-month expense ratios for that period were 0.30% for the Institutional Class, 0.38% for the Advisor Class, 0.45% for the Premier Class, 0.55% for the Retirement Class, 0.50% for the Retail Class and 0.00% for Class W. The expense charges of one or more of the Fund’s share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 9.

Portfolio composition

Sector	% of net assets as of 3/31/2022
Corporate bonds	26.7
Mortgage-backed securities	20.7
Foreign government & corporate bonds denominated in U.S. dollars	18.2
U.S. Treasury securities	13.4
Asset-backed securities	6.9
Commercial mortgage-backed securities	5.6
Bank loan obligations	2.9
Municipal bonds	1.5
Preferred stock	0.2
Short-term investments, other assets & liabilities, net	3.9
Total	100.0

Performance for the twelve months ended March 31, 2022

The Core Plus Bond Fund returned –3.72% for the Institutional Class, compared with the –4.15% return of its benchmark, the Bloomberg U.S. Aggregate Bond Index. The performance table shows returns for all share classes of the Fund.

Economy grew while inflation rose

The U.S. economy expanded at a robust pace, despite slowing in the third quarter of 2021 due to renewed COVID-19 concerns. Real gross domestic product, which measures the value of all goods and services produced in the United States, increased at an annualized rate of 6.9% during the fourth quarter, according to the government’s “third” estimate. The unemployment rate declined steadily to 3.6% in March 2022, its lowest level in two years. Core inflation, which measures all items except food and energy, rose 6.5% over the twelve months ended March 2022. Crude oil prices jumped from $61 to over $100 per barrel and were strongly affected by Russia’s invasion of Ukraine in late February 2022.

For the first time since December 2018, the Federal Reserve increased the federal funds target rate in March 2022, raising the key short-term interest-rate measure to 0.25%–0.50%. Continued economic strength, a tight labor market and surging inflation contributed to the Fed’s shift in monetary policy. Furthermore, the Fed anticipates that interest-rate increases will be ongoing.

Most major segments of the fixed-income market lost ground for the period. Municipal, short-term and high-yield bonds all recorded losses. The Bloomberg U.S. Aggregate Bond Index, a broad measure of the U.S. investment-grade fixed-rate bond market, also declined. U.S. Treasury inflation-protected securities (TIPS) performed best and generated a gain.

All sectors in the benchmark declined

All of the sectors in the Bloomberg U.S. Aggregate Bond Index posted negative returns for the twelve months. U.S. Treasuries—the largest sector with a weighting of 38.4%—returned –3.7%, outperforming the benchmark. Mortgage-backed securities (MBS) and corporate bonds, the next two largest sectors at 26.7% and 26.0%, respectively, both trailed the benchmark with returns of –5.0% and –4.2%, respectively. Among smaller sectors in the benchmark, government credit securities and government agency bonds both outperformed, each with a return of –3.8%. Commercial mortgage-backed securities (CMBS) trailed the benchmark with a return of –4.5%.

Fund surpassed its benchmark

The Fund surpassed its benchmark for the twelve-month period. The Fund’s allocation to U.S. Treasuries contributed most to its relative performance, primarily due to favorable yield curve positioning—how the Fund was invested across different bond maturities—as well as a significant underweighted position. The Fund’s allocation to MBS had the second-largest positive impact on its relative return. Holdings in the government agency bond sector were also beneficial.

By contrast, the Fund’s overweight position in the corporate bond sector detracted most from its relative performance. Fund positions in the asset-backed securities, CMBS and municipal bond sectors also detracted.

16	2022 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds

Performance as of March 31, 2022

Core Plus Bond Fund		Total return	Average annual total return				Annual operating expenses*
	Inception date	1 year	5 years		10 years		gross	net
Institutional Class	3/31/06	–3.72%	2.74%		3.17%		0.30%	0.30%
Advisor Class	12/4/15	–3.79	2.67		3.13	†	0.37	0.37
Premier Class	9/30/09	–3.86	2.59		3.02		0.45	0.45
Retirement Class	3/31/06	–4.04	2.48		2.91		0.55	0.55
Retail Class	3/31/06	–3.95	2.43		2.85		0.61	0.61
Class W	9/28/18	–3.43	2.95	†	3.28	†	0.30	0.00
Bloomberg U.S. Aggregate Bond Index	—	–4.15	2.14		2.24		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance and 30-day SEC yield information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least July 31, 2022, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund’s expense ratios as of the end of the reporting period.
†	The performance shown for the Advisor Class and Class W that is prior to their respective inception dates is based on the performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class and Class W. If these actual expenses had been reflected, the performance of these two classes shown for these periods would have been different because the Advisor Class and Class W have different expenses than the Institutional Class.

$2,000,000 over 10 years

Institutional Class

Ending amounts are as of March 31, 2022. For the purpose of comparison, the graph also shows the change in the value of the Fund’s benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.

Holdings by maturity

% of fixed-income investments (excluding short-term investments) as of 3/31/2022
Less than 1 year	3.3
1–3 years	9.5
3–5 years	19.8
5–10 years	48.8
Over 10 years	18.6
Total	100.0

Holdings by credit quality

% of fixed-income investments (excluding short-term investments) as of 3/31/2022
U.S. Treasury & U.S. agency securities*	30.6
Aaa/AAA	3.3
Aa/AA	5.4
A/A	11.7
Baa/BBB	26.2
Ba/BB	12.6
B/B	5.5
Below B/B	0.5
Non-rated	4.2
Total	100.0

*	These securities are guaranteed by the full faith and credit of the U.S. government.

Credit quality ratings are based on the Bloomberg methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Fund profile

as of 3/31/2022
Net assets	$5.25 billion
Portfolio turnover rate	251%
Portfolio turnover rate, excluding mortgage dollar-roll transactions	97%
Number of issues	1,839
Option-adjusted duration‡	6.11 years
Average maturity§	8.82 years

‡	Option-adjusted duration estimates how much the value of a bond portfolio would be affected by a change in prevailing interest rates, taking into account the options embedded in the individual securities. The longer a portfolio’s duration, the more sensitive it is to changes in interest rates.
§	Average maturity is a simple average of the maturities of all the bonds in a fund’s portfolio. The maturity of a bond is the amount of time until the bond’s principal becomes due or payable.

TIAA-CREF Funds: Fixed-Income Funds ■ 2022 Annual Report	17

5–15 Year Laddered Tax-Exempt Bond Fund

Expense example

Six months ended March 31, 2022

			Expenses
			paid
5–15 Year	Beginning	Ending	during
Laddered	account	account	period*
Tax-Exempt	value	value	(10/1/21–
Bond Fund	(10/1/21)	(3/31/22)	3/31/22)
Actual return
Institutional Class	$1,000.00	$ 934.61	$1.45
Advisor Class	1,000.00	933.24	1.88
Retail Class	1,000.00	932.85	2.46
5% annual hypothetical return
Institutional Class	1,000.00	1,023.44	1.51
Advisor Class	1,000.00	1,022.99	1.97
Retail Class	1,000.00	1,022.39	2.57
*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended March 31, 2022. The Fund’s annualized six-month expense ratios for that period were 0.30% for the Institutional Class, 0.39% for the Advisor Class and 0.51% for the Retail Class. The expense charges of one or more of the Fund’s share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 9.

Portfolio composition

% of net assets
Sector	as of 3/31/2022
Municipal bonds	97.9
Short-term investments, other assets & liabilities, net	2.1
Total	100.0

Performance for the twelve months ended March 31, 2022

The 5–15 Year Laddered Tax-Exempt Bond Fund returned –5.31% for the Institutional Class, compared with the –4.79% return of its benchmark, the Bloomberg 10-Year Municipal Bond Index. The performance table shows returns for all share classes of the Fund.

Economy grew while inflation rose

The U.S. economy expanded at a robust pace, despite slowing in the third quarter of 2021 due to renewed COVID-19 concerns. Real gross domestic product, which measures the value of all goods and services produced in the United States, increased at an annualized rate of 6.9% during the fourth quarter, according to the government’s “third” estimate. The unemployment rate declined steadily to 3.6% in March 2022, its lowest level in two years. Core inflation, which measures all items except food and energy, rose 6.5% over the twelve months ended March 2022. Crude oil prices jumped from $61 to over $100 per barrel and were strongly affected by Russia’s invasion of Ukraine in late February 2022.

For the first time since December 2018, the Federal Reserve increased the federal funds target rate in March 2022, raising the key short-term interest-rate measure to 0.25%–0.50%. Continued economic strength, a tight labor market and surging inflation contributed to the Fed’s shift in monetary policy. Furthermore, the Fed anticipates that interest-rate increases will be ongoing.

Most major segments of the fixed-income market lost ground for the period. Municipal, short-term and high-yield bonds all recorded losses. Moreover, in the first quarter of 2022, the municipal market had its worst quarterly performance in 40 years. The Bloomberg U.S. Aggregate Bond Index, a broad measure of the U.S. investment-grade fixed-rate bond market, also declined. U.S. Treasury inflation-protected securities (TIPS) performed best and generated a gain.

All sectors in the benchmark declined

All of the sectors in the Bloomberg 10-Year Municipal Bond Index produced negative returns for the twelve months. State general obligations (GOs), the benchmark’s largest sector by market capitalization at period-end, returned –4.5%. The next two largest sectors, transportation and local GOs, returned –4.7% and –5.0%, respectively. The industrial revenue sector struggled most, returning –6.5%. The health care sector was the best performer with a return of –4.2%, while housing, the second-best performer, returned –4.4%.

As of March 31, 2022, higher-rated 10-year AAA municipal bonds yielded 2.45%, compared with a 2.32% yield on the 10-year U.S. Treasury bond. New municipal issuance during the twelve-month period was $462.8 billion, down from $502.3 billion for the prior twelve months, from April 1, 2020, through March 31, 2021.

Fund lagged its benchmark

The Fund trailed its benchmark for the period. The Fund’s holdings in the transportation sector detracted most from its relative performance, due mostly to yield curve positioning, or how the Fund was invested across different bond maturities. The Fund’s holdings of industrial revenue bonds were the second-largest detractor.

On the positive side, favorable yield curve positioning in the state GO sector made it the largest contributor to relative performance. An underweight position in the special tax sector was also beneficial.

18	2022 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds

Performance as of March 31, 2022

5–15 Year Laddered Tax-Exempt Bond Fund		Total return	Average annual total return			Annual operating expenses*
	Inception date	1 year	5 years	10 years		gross	net
Institutional Class	3/31/06	–5.31%	2.21%	2.24%		0.32%	0.30%
Advisor Class	12/4/15	–5.42	2.13	2.20	†	0.42	0.40
Retail Class	3/31/06	–5.54	1.94	1.95		0.59	0.57
Bloomberg 10-Year Municipal Bond Index	—	–4.79	2.58	2.96		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance and 30-day SEC yield information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least July 31, 2022, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund’s expense ratios as of the end of the reporting period.
†	The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for these periods would have been different because the Advisor Class has different expenses than the Institutional Class.

$2,000,000 over 10 years

Institutional Class

Ending amounts are as of March 31, 2022. For the purpose of comparison, the graph also shows the change in the value of the Fund’s benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.

Holdings by maturity
% of fixed-income investments
(excluding short-term investments)
as of 3/31/2022
Less than 1 year	0.8
1–3 years	2.1
3–5 years	14.0
5–10 years	41.7
Over 10 years	41.4
Total	100.0

Holdings by credit quality
% of fixed-income investments
(excluding short-term investments)
as of 3/31/2022
Aaa/AAA	1.8
Aa/AA	26.0
A/A	49.4
Baa/BBB	18.4
Ba/BB	3.4
B/B	0.5
Non-rated	0.5
Total	100.0

Credit quality ratings are based on the Bloomberg methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Fund profile

as of 3/31/2022
Net assets	$267.07 million
Portfolio turnover rate	9%
Number of issues	251
Option-adjusted duration‡	5.56 years
Average maturity§	9.55 years

‡	Option-adjusted duration estimates how much the value of a bond portfolio would be affected by a change in prevailing interest rates, taking into account the options embedded in the individual securities. The longer a portfolio’s duration, the more sensitive it is to changes in interest rates.
§	Average maturity is a simple average of the maturities of all the bonds in a fund’s portfolio. The maturity of a bond is the amount of time until the bond’s principal becomes due or payable.

TIAA-CREF Funds: Fixed-Income Funds ■ 2022 Annual Report	19

Green Bond Fund

Expense example

Six months ended March 31, 2022

			Expenses
			paid
	Beginning	Ending	during
	account	account	period*
	value	value	(10/1/21–
Green Bond Fund	(10/1/21)	(3/31/22)	3/31/22)
Actual return
Institutional Class	$1,000.00	$ 940.34	$2.18
Advisor Class	1,000.00	940.23	2.27
Premier Class	1,000.00	939.70	2.85
Retirement Class	1,000.00	939.70	2.85
Retail Class	1,000.00	939.04	3.53
5% annual hypothetical return
Institutional Class	1,000.00	1,022.69	2.27
Advisor Class	1,000.00	1,022.59	2.37
Premier Class	1,000.00	1,021.99	2.97
Retirement Class	1,000.00	1,021.99	2.97
Retail Class	1,000.00	1,021.29	3.68

*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended March 31, 2022. The Fund’s annualized six-month expense ratios for that period were 0.45% for the Institutional Class, 0.47% for the Advisor Class, 0.59% for the Premier Class, 0.59% for the Retirement Class and 0.73% for the Retail Class. The expense charges of one or more of the Fund’s share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 9.

Portfolio composition

% of net assets
Sector	as of 3/31/2022
Corporate bonds	43.6
Foreign government & corporate bonds denominated in U.S. dollars	19.2
Asset-backed securities	11.1
Commercial mortgage-backed securities	8.4
Municipal bonds	5.8
U.S. agency securities	3.7
Bank loan obligations	0.9
Mortgage-backed securities	0.4
Preferred stock	1.1
Short-term investments, other assets & liabilities, net	5.8
Total	100.0

Performance for the twelve months ended March 31, 2022

The Green Bond Fund returned –3.71% for the Institutional Class, compared with the –4.46% return of its benchmark, the Bloomberg MSCI U.S. Green Bond Index. The performance table shows returns for all share classes of the Fund.

Economy grew while inflation rose

The U.S. economy expanded at a robust pace, despite slowing in the third quarter of 2021 due to renewed COVID-19 concerns. Real gross domestic product, which measures the value of all goods and services produced in the United States, increased at an annualized rate of 6.9% during the fourth quarter, according to the government’s “third” estimate. The unemployment rate declined steadily to 3.6% in March 2022, its lowest level in two years. Core inflation, which measures all items except food and energy, rose 6.5% over the twelve months ended March 2022. Crude oil prices jumped from $61 to over $100 per barrel and were strongly affected by Russia’s invasion of Ukraine in late February 2022.

For the first time since December 2018, the Federal Reserve increased the federal funds target rate in March 2022, raising the key short-term interest-rate measure to 0.25%–0.50%. Continued economic strength, a tight labor market and surging inflation contributed to the Fed’s shift in monetary policy. Furthermore, the Fed anticipates that interest-rate increases will be ongoing.

Most major segments of the fixed-income market lost ground for the period. Municipal, short-term and high-yield bonds all recorded losses. The Bloomberg U.S. Aggregate Bond Index, a broad measure of the U.S. investment-grade fixed-rate bond market, also declined. U.S. Treasury inflation-protected securities (TIPS) performed best and generated a gain.

All benchmark sectors declined

All of the sectors in the Bloomberg MSCI U.S. Green Bond Index posted negative returns for the twelve months. Corporate bonds, the largest sector in the index with a weighting of 58.8% at period-end, trailed the benchmark with a return of –4.6%. Government credit securities, the index’s second-largest sector with a weighting of 22.5%, and government agency bonds, the benchmark’s third-largest sector at 17.5%, both outpaced the index, returning –4.2% and –3.8%, respectively. Commercial mortgage-backed securities (CMBS), which represented just 0.4% of the index, returned –4.7%.

Fund outperformed its benchmark

The Fund declined but surpassed its benchmark for the twelve-month period. The Fund’s underweight position in corporate bonds contributed most to its relative performance versus the index. Allocations to government agency bonds and government credit securities were also beneficial. Overall, favorable yield curve positioning boosted the Fund’s relative return.

By contrast, the Fund’s out-of-benchmark allocations to asset-backed securities and municipal bonds, along with an overweight position in CMBS, detracted most from its relative performance versus the index for the period.

20	2022 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds

Performance as of March 31, 2022

Green Bond Fund			Average annual	Annual operating
		Total return	total return	expenses*
	Inception date	1 year	since inception	gross	net
Institutional Class	11/16/18	–3.71%	3.52%	0.93%	0.45%
Advisor Class	11/16/18	–3.73	3.49	1.03	0.55
Premier Class	11/16/18	–3.84	3.39	1.08	0.60
Retirement Class	11/16/18	–3.93	3.38	1.18	0.70
Retail Class	11/16/18	–4.06	3.25	1.26	0.78
Bloomberg MSCI U.S. Green Bond Index	—	–4.46	3.34 ‡	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance and 30-day SEC yield information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least July 31, 2022, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund’s expense ratios as of the end of the reporting period.
‡	Performance is calculated from the inception date of the Institutional Class.

$2,000,000 invested at Fund’s inception

Institutional Class (inception November 16, 2018)

Ending amounts are as of March 31, 2022. For the purpose of comparison, the graph also shows the change in the value of the Fund’s benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.

Holdings by maturity
% of fixed-income investments
(excluding short-term investments)
as of 3/31/2022
Less than 1 year	8.7
1–3 years	9.8
3–5 years	15.5
5–10 years	42.5
Over 10 years	23.5
Total	100.0

Holdings by credit quality
% of fixed-income investments
(excluding short-term investments)
as of 3/31/2022
U.S. Treasury & U.S. agency securities*	4.0
Aaa/AAA	14.6
Aa/AA	10.6
A/A	22.0
Baa/BBB	27.2
Ba/BB	6.4
B/B	1.5
Non-rated	13.7
Total	100.0

*	These securities are guaranteed by the full faith and credit of the U.S. government.

Credit quality ratings are based on the Bloomberg methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Fund profile
as of 3/31/2022
Net assets	$104.44 million
Portfolio turnover rate	27%
Number of issues	217
Option-adjusted duration‡	6.10 years
Average maturity§	8.84 years

‡	Option-adjusted duration estimates how much the value of a bond portfolio would be affected by a change in prevailing interest rates, taking into account the options embedded in the individual securities. The longer a portfolio’s duration, the more sensitive it is to changes in interest rates.
§	Average maturity is a simple average of the maturities of all the bonds in a fund’s portfolio. The maturity of a bond is the amount of time until the bond’s principal becomes due or payable.

TIAA-CREF Funds: Fixed-Income Funds ■ 2022 Annual Report	21

High-Yield Fund

Expense example

Six months ended March 31, 2022

			Expenses
			paid
	Beginning	Ending	during
	account	account	period*
	value	value	(10/1/21–
High-Yield Fund	(10/1/21)	(3/31/22)	3/31/22)
Actual return
Institutional Class	$1,000.00	$ 969.60	$1.72
Advisor Class	1,000.00	968.98	2.31
Premier Class	1,000.00	968.92	2.45
Retirement Class	1,000.00	968.38	2.94
Retail Class	1,000.00	968.72	2.80
Class W	1,000.00	971.27	0.00
5% annual hypothetical return
Institutional Class	1,000.00	1,023.19	1.77
Advisor Class	1,000.00	1,022.59	2.37
Premier Class	1,000.00	1,022.44	2.52
Retirement Class	1,000.00	1,021.94	3.02
Retail Class	1,000.00	1,022.09	2.87
Class W	1,000.00	1,024.93	0.00

*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended March 31, 2022. The Fund’s annualized six-month expense ratios for that period were 0.35% for the Institutional Class, 0.47% for the Advisor Class, 0.50% for the Premier Class, 0.60% for the Retirement Class, 0.57% for the Retail Class and 0.00% for Class W. The expense charges of one or more of the Fund’s share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 9.

Portfolio composition

% of net assets
Sector	as of 3/31/2022
Corporate bonds	75.6
Foreign government & corporate bonds denominated in U.S. dollars	9.9
Bank loan obligations	8.1
Common stocks & rights	0.1
Short-term investments, other assets & liabilities, net	6.3
Total	100.0

Performance for the twelve months ended March 31, 2022

The High-Yield Fund returned 0.17% for the Institutional Class, compared with the –0.49% return of its benchmark, the ICE BofA BB-B U.S. Cash Pay High Yield Constrained Index. The performance table shows returns for all share classes of the Fund.

Economy grew while inflation rose

The U.S. economy expanded at a robust pace, despite slowing in the third quarter of 2021 due to renewed COVID-19 concerns. Real gross domestic product, which measures the value of all goods and services produced in the United States, increased at an annualized rate of 6.9% during the fourth quarter, according to the government’s “third” estimate. The unemployment rate declined steadily to 3.6% in March 2022, its lowest level in two years. Core inflation, which measures all items except food and energy, rose 6.5% over the twelve months ended March 2022. Crude oil prices jumped from $61 to over $100 per barrel and were strongly affected by Russia’s invasion of Ukraine in late February 2022. The movement of oil prices can be influential due to the large representation of energy companies in the high-yield sector.

For the first time since December 2018, the Federal Reserve increased the federal funds target rate in March 2022, raising the key short-term interest-rate measure to 0.25%–0.50%. Continued economic strength, a tight labor market and surging inflation contributed to the Fed’s shift in monetary policy. Furthermore, the Fed anticipates that interest-rate increases will be ongoing.

For the twelve-month period, high-yield bonds surpassed the –4.15% return of the broad U.S. investment-grade fixed-rate bond market, as measured by the Bloomberg U.S. Aggregate Bond Index.

Most sectors posted losses

For the twelve months, most high-yield bond sectors declined. The worst performer was tobacco, returning –8.8%. Energy exploration & production, the benchmark’s largest sector on March 31, 2022, was the best performer, advancing 8.2%.

High-yield bonds posted mixed results across credit quality tiers for the twelve months as investors gravitated toward riskier asset classes. Lower-quality bonds (those rated “CCC” and below) performed best, gaining 1.0%. Bonds rated “B” and “BB” returned 0.1% and –1.0%, respectively. New high-yield debt issuance totaled more than $355 billion for the twelve months, down substantially from the $506 billion for the same period in 2021, as volumes declined toward the end of the period. The U.S. issuer-weighted speculative grade corporate default rate fell to 1.2% on March 31, 2022, from 7.7% (revised from 7.5%) a year earlier, according to Moody’s Investors Service.

Fund surpassed its benchmark

For the twelve-month period, the Fund advanced and outperformed its benchmark. An underweight position in poorly performing Telecom Italia Capital was the largest contributor to the Fund’s relative return. Overweight positions in energy service providers Antero Midstream Partners and Moss Creek Resources also augmented performance as both benefited from higher oil prices.

On the negative side, the Fund was hurt by an out-of-benchmark position in technology hardware & equipment company Bright Bidco, as well as an overweight allocation to retailer Michaels and an underweight position in energy service provider Apache.

22	2022 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds

Performance as of March 31, 2022

High-Yield Fund		Total return	Average annual total return				Annual operating expenses*
	Inception date	1 year	5 years		10 years		gross	net
Institutional Class	3/31/06	0.17%	3.90%		5.10%		0.36%	0.36%
Advisor Class	12/4/15	0.05	3.76		5.02	†	0.45	0.45
Premier Class	9/30/09	0.02	3.74		4.96		0.51	0.51
Retirement Class	3/31/06	–0.08	3.62		4.85		0.61	0.61
Retail Class	3/31/06	–0.07	3.60		4.82		0.65	0.65
Class W	9/28/18	0.51	4.14	†	5.23	†	0.36	0.00
ICE BofA BB-B U.S. Cash Pay High Yield Constrained Index	—	–0.49	4.58		5.59		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance and 30-day SEC yield information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least July 31, 2022, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund’s expense ratios as of the end of the reporting period.
†	The performance shown for the Advisor Class and Class W that is prior to their respective inception dates is based on the performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class and Class W. If these actual expenses had been reflected, the performance of these two classes shown for these periods would have been different because the Advisor Class and Class W have different expenses than the Institutional Class.

$2,000,000 over 10 years

Institutional Class

Ending amounts are as of March 31, 2022. For the purpose of comparison, the graph also shows the change in the value of the Fund’s benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.

Holdings by maturity
% of fixed-income investments
(excluding short-term investments)
as of 3/31/2022
Less than 1 year	0.1
1–3 years	3.3
3–5 years	24.5
5–10 years	69.3
Over 10 years	2.8
Total	100.0

Holdings by credit quality
% of fixed-income investments
(excluding short-term investments)
as of 3/31/2022
Ba/BB	45.6
B/B	49.4
Below B/B	4.3
Non-rated	0.7
Total	100.0

Credit quality ratings are based on the ICE BofA Index composite ratings methodology, which is a simple average of ratings from Moody’s, Standard & Poor’s and Fitch. If only two of the designated agencies rate a bond, the composite rating is based on an average of the two. Likewise, if only one of the designated agencies rates a bond, the composite rating is based on that one rating.

Fund profile

as of 3/31/2022
Net assets	$3.14 billion
Portfolio turnover rate	70%
Number of issues	327
Option-adjusted duration‡	3.91 years
Average maturity§	6.23 years

‡	Option-adjusted duration estimates how much the value of a bond portfolio would be affected by a change in prevailing interest rates, taking into account the options embedded in the individual securities. The longer a portfolio’s duration, the more sensitive it is to changes in interest rates.
§	Average maturity is a simple average of the maturities of all the bonds in a fund’s portfolio. The maturity of a bond is the amount of time until the bond’s principal becomes due or payable.

TIAA-CREF Funds: Fixed-Income Funds ■ 2022 Annual Report	23

Inflation-Linked Bond Fund

Expense example

Six months ended March 31, 2022

			Expenses
			paid
	Beginning	Ending	during
	account	account	period*
Inflation-Linked	value	value	(10/1/21–
Bond Fund	(10/1/21)	(3/31/22)	3/31/22)
Actual return
Institutional Class	$1,000.00	$ 999.06	$1.15
Advisor Class	1,000.00	997.74	1.64
Premier Class	1,000.00	998.30	1.89
Retirement Class	1,000.00	997.82	2.39
Retail Class	1,000.00	997.80	2.39
Class W	1,000.00	1,000.22	0.00
5% annual hypothetical return
Institutional Class	1,000.00	1,023.78	1.16
Advisor Class	1,000.00	1,023.29	1.66
Premier Class	1,000.00	1,023.04	1.92
Retirement Class	1,000.00	1,022.54	2.42
Retail Class	1,000.00	1,022.54	2.42
Class W	1,000.00	1,024.93	0.00

*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended March 31, 2022. The Fund’s annualized six-month expense ratios for that period were 0.23% for the Institutional Class, 0.33% for the Advisor Class, 0.38% for the Premier Class, 0.48% for the Retirement Class, 0.48% for the Retail Class and 0.00% for Class W. The expense charges of one or more of the Fund’s share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 9.

Portfolio composition

% of net assets
Sector	as of 3/31/2022
U.S. Treasury securities	96.4
Mortgage-backed securities	2.0
U.S. agency securities	0.3
Foreign government & corporate bonds denominated in U.S. dollars	0.2
Short-term investments, other assets & liabilities, net	1.1
Total	100.0

Performance for the twelve months ended March 31, 2022

The Inflation-Linked Bond Fund returned 3.76% for the Institutional Class, compared with the 3.78% return of its benchmark, the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index. The performance table shows returns for all share classes of the Fund.

Economy grew while inflation rose

The U.S. economy expanded at a robust pace, despite slowing in the third quarter of 2021 due to renewed COVID-19 concerns. Real gross domestic product, which measures the value of all goods and services produced in the United States, increased at an annualized rate of 6.9% during the fourth quarter, according to the government’s “third” estimate. The unemployment rate declined steadily to 3.6% in March 2022, its lowest level in two years. Core inflation, which measures all items except food and energy, rose 6.5% over the twelve months ended March 2022. Crude oil prices jumped from $61 to over $100 per barrel and were strongly affected by Russia’s invasion of Ukraine in late February 2022.

For the first time since December 2018, the Federal Reserve increased the federal funds target rate in March 2022, raising the key short-term interest-rate measure to 0.25%–0.50%. Continued economic strength, a tight labor market and surging inflation contributed to the Fed’s shift in monetary policy. Furthermore, the Fed anticipates that interest-rate increases will be ongoing.

Most major segments of the fixed-income market lost ground for the period. Municipal, short-term and high-yield bonds all recorded losses. The Bloomberg U.S. Aggregate Bond Index, a broad measure of the U.S. investment-grade fixed-rate bond market, also declined. U.S. Treasury inflation-protected securities (TIPS) performed best and generated a gain.

Inflation-protected bonds, as measured by the TIPS 1–10 Year index, generally benefited from economic developments during the period. Sharply rising energy prices, a tighter labor market and supply-chain bottlenecks caused a rise in inflation, which bolstered TIPS.

Fund gained ground but trailed its benchmark

Though the Fund generated a solid return for the period, its advance trailed that of its benchmark by a small margin, primarily due to the effect of expenses. The Fund’s large position in the U.S. Treasuries sector, which accounted for the vast majority of the Fund’s holdings, boosted performance relative to the benchmark. A modest duration underweight drove outperformance in this sector. Conversely, out-of-benchmark positions in mortgage-backed securities and corporate bonds detracted from the Fund’s return versus the benchmark.

During the period, portfolio managers aligned the Fund’s duration—a measure of the Fund’s sensitivity to interest-rate changes—close to that of the TIPS 1–10 Year index. This investment strategy helped the Fund’s risk and reward characteristics to remain in line with those of its benchmark.

24	2022 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds

Performance as of March 31, 2022

Inflation-Linked Bond Fund		Total return	Average annual total return				Annual operating expenses*
	Inception date	1 year	5 years		10 years		gross	net
Institutional Class	10/1/02	3.76%	3.68%		2.11%		0.25%	0.25%
Advisor Class	12/4/15	3.58	3.58		2.05	†	0.34	0.34
Premier Class	9/30/09	3.61	3.53		1.96		0.40	0.40
Retirement Class	3/31/06	3.47	3.42		1.85		0.50	0.50
Retail Class	10/1/02	3.48	3.35		1.78		0.56	0.56
Class W	9/28/18	4.00	3.85	†	2.19	†	0.25	0.00
Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index	—	3.78	3.88		2.24		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance and 30-day SEC yield information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least July 31, 2022, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund’s expense ratios as of the end of the reporting period.
†	The performance shown for the Advisor Class and Class W that is prior to their respective inception dates is based on the performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class and Class W. If these actual expenses had been reflected, the performance of these two classes shown for these periods would have been different because the Advisor Class and Class W have different expenses than the Institutional Class.

$2,000,000 over 10 years

Institutional Class

Ending amounts are as of March 31, 2022. For the purpose of comparison, the graph also shows the change in the value of the Fund’s benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.

Holdings by maturity
% of fixed-income investments
(excluding short-term investments)
as of 3/31/2022
1–3 years	28.5
3–5 years	31.3
5–10 years	36.7
Over 10 years	3.5
Total	100.0

Holdings by credit quality
% of fixed-income investments
(excluding short-term investments)
as of 3/31/2022
U.S. Treasury & U.S. agency securities*	99.5
Non-rated	0.5
Total	100.0

*	These securities are guaranteed by the full faith and credit of the U.S. government.

Credit quality ratings are based on the Bloomberg methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Fund profile

as of 3/31/2022
Net assets	$3.27 billion
Portfolio turnover rate	21%
Number of issues	49
Option-adjusted duration‡	4.65 years
Average maturity§	4.85 years

‡	Option-adjusted duration estimates how much the value of a bond portfolio would be affected by a change in prevailing interest rates, taking into account the options embedded in the individual securities. The longer a portfolio’s duration, the more sensitive it is to changes in interest rates.
§	Average maturity is a simple average of the maturities of all the bonds in a fund’s portfolio. The maturity of a bond is the amount of time until the bond’s principal becomes due or payable.

TIAA-CREF Funds: Fixed-Income Funds ■ 2022 Annual Report	25

Short Duration Impact Bond Fund

Expense example

Six months ended March 31, 2022

			Expenses
			paid
	Beginning	Ending	during
Short Duration	account	account	period*
Impact	value	value	(10/1/21–
Bond Fund	(10/1/21)	(3/31/22)	3/31/22)
Actual return
Institutional Class	$1,000.00	$ 970.81	$1.72
Advisor Class	1,000.00	970.55	1.97
Premier Class	1,000.00	970.06	2.46
Retirement Class	1,000.00	969.72	2.80
Retail Class	1,000.00	969.55	3.00
5% annual hypothetical return
Institutional Class	1,000.00	1,023.19	1.77
Advisor Class	1,000.00	1,022.94	2.02
Premier Class	1,000.00	1,022.44	2.52
Retirement Class	1,000.00	1,022.09	2.87
Retail Class	1,000.00	1,021.89	3.07

*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended March 31, 2022. The Fund’s annualized six-month expense ratios for that period were 0.35% for the Institutional Class, 0.40% for the Advisor Class, 0.50% for the Premier Class, 0.57% for the Retirement Class and 0.61% for the Retail Class. The expense charges of one or more of the Fund’s share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 9.

Portfolio composition

% of net assets
Sector	as of 3/31/2022
Foreign government & corporate bonds denominated in U.S. dollars	23.0
Corporate bonds	21.4
Asset-backed securities	17.0
U.S. Treasury securities	9.3
U.S. agency securities	9.3
Municipal bonds	8.7
Commercial mortgage-backed securities	5.6
Bank loan obligations	2.5
Mortgage-backed securities	0.6
Short-term investments, other assets & liabilities, net	2.6
Total	100.0

Performance for the twelve months ended March 31, 2022

The Short Duration Impact Bond Fund returned –2.29% for the Institutional Class, compared with the –2.91% return of its benchmark, the Bloomberg U.S. 1–3 Year Government/Credit Bond Index. The performance table shows returns for all share classes of the Fund.

Economy grew while inflation rose

The U.S. economy expanded at a robust pace, despite slowing in the third quarter of 2021 due to renewed COVID-19 concerns. Real gross domestic product, which measures the value of all goods and services produced in the United States, increased at an annualized rate of 6.9% during the fourth quarter, according to the government’s “third” estimate. The unemployment rate declined steadily to 3.6% in March 2022, its lowest level in two years. Core inflation, which measures all items except food and energy, rose 6.5% over the twelve months ended March 2022. Crude oil prices jumped from $61 to over $100 per barrel and were strongly affected by Russia’s invasion of Ukraine in late February 2022.

For the first time since December 2018, the Federal Reserve increased the federal funds target rate in March 2022, raising the key short-term interest-rate measure to 0.25%–0.50%. Continued economic strength, a tight labor market and surging inflation contributed to the Fed’s shift in monetary policy. Furthermore, the Fed anticipates that interest-rate increases will be ongoing.

Most major segments of the fixed-income market lost ground for the period. Municipal, short-term and high-yield bonds all recorded losses. The Bloomberg U.S. Aggregate Bond Index, a broad measure of the U.S. investment-grade fixed-rate bond market, also declined. U.S. Treasury inflation-protected securities (TIPS) performed best and generated a gain.

All sectors in the benchmark declined

All of the sectors in the Bloomberg U.S. 1–3 Year Government/Credit Bond Index posted negative returns for the twelve months. Short-term Treasuries, by far the benchmark’s largest sector with a weighting of 67.6%, was the worst-performing component with a return of –3.0%. Corporate bonds—the second-largest sector with a weighting of 22.3%—was the index’s best-performing component with a return of –2.6%. Government credit securities and government agency bonds both declined but surpassed the benchmark with returns of –2.7% and –2.8%, respectively.

Fund outperformed its benchmark

The Fund surpassed its benchmark for the period. Of particular note, the Fund’s yield curve positioning and underweight position in Treasuries contributed most to its relative return. An overweight position in government credit securities also benefited performance.

By contrast, the Fund’s out-of-benchmark allocations to the asset-backed securities, commercial mortgage-backed securities, municipal bonds and mortgage-backed securities sectors detracted most from its relative return. An allocation to government agency bonds and an overweight in the corporate bond sector further hampered performance.

26	2022 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds

Performance as of March 31, 2022

Short Duration Impact Bond Fund			Average annual	Annual operating
		Total return	total return	expenses*
	Inception date	1 year	since inception	gross	net
Institutional Class	11/16/18	–2.29%	2.23%	1.06%	0.35%
Advisor Class	11/16/18	–2.32	2.20	1.16	0.45
Premier Class	11/16/18	–2.44	2.07	1.21	0.50
Retirement Class	11/16/18	–2.51	1.98	1.31	0.60
Retail Class	11/16/18	–2.54	1.94	1.40	0.69
Bloomberg U.S. 1–3 Year Government/Credit Bond Index	—	–2.91	1.52 ‡	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance and 30-day SEC yield information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least July 31, 2022, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund’s expense ratios as of the end of the reporting period.
‡	Performance is calculated from the inception date of the Institutional Class.

$2,000,000 invested at Fund’s inception

Institutional Class (inception November 16, 2018)

Ending amounts are as of March 31, 2022. For the purpose of comparison, the graph also shows the change in the value of the Fund’s benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.

Holdings by maturity
% of fixed-income investments
(excluding short-term investments)
as of 3/31/2022
Less than 1 year	21.7
1–3 years	45.5
3–5 years	18.4
5–10 years	13.8
Over 10 years	0.6
Total	100.0

Holdings by credit quality
% of fixed-income investments
(excluding short-term investments)
as of 3/31/2022
U.S. Treasury & U.S. agency securities*	14.3
Aaa/AAA	19.5
Aa/AA	7.5
A/A	16.7
Baa/BBB	14.8
Ba/BB	3.3
B/B	2.0
Non-rated	21.9
Total	100.0

*	These securities are guaranteed by the full faith and credit of the U.S. government.

Credit quality ratings are based on the Bloomberg methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Fund profile

as of 3/31/2022
Net assets	$38.26 million
Portfolio turnover rate	76%
Number of issues	126
Option-adjusted duration‡	1.79 years
Average maturity§	2.49 years

‡	Option-adjusted duration estimates how much the value of a bond portfolio would be affected by a change in prevailing interest rates, taking into account the options embedded in the individual securities. The longer a portfolio’s duration, the more sensitive it is to changes in interest rates.
§	Average maturity is a simple average of the maturities of all the bonds in a fund’s portfolio. The maturity of a bond is the amount of time until the bond’s principal becomes due or payable.

TIAA-CREF Funds: Fixed-Income Funds ■ 2022 Annual Report	27

Short-Term Bond Fund

Expense example

Six months ended March 31, 2022

			Expenses
			paid
	Beginning	Ending	during
	account	account	period*
Short-Term	value	value	(10/1/21–
Bond Fund	(10/1/21)	(3/31/22)	3/31/22)
Actual return
Institutional Class	$1,000.00	$ 977.18	$1.33
Advisor Class	1,000.00	976.76	1.77
Premier Class	1,000.00	976.47	2.07
Retirement Class	1,000.00	975.06	2.56
Retail Class	1,000.00	976.05	2.51
Class W	1,000.00	978.49	0.00
5% annual hypothetical return
Institutional Class	1,000.00	1,023.59	1.36
Advisor Class	1,000.00	1,023.14	1.82
Premier Class	1,000.00	1,022.84	2.12
Retirement Class	1,000.00	1,022.34	2.62
Retail Class	1,000.00	1,022.39	2.57
Class W	1,000.00	1,024.93	0.00

*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended March 31, 2022. The Fund’s annualized six-month expense ratios for that period were 0.27% for the Institutional Class, 0.36% for the Advisor Class, 0.42% for the Premier Class, 0.52% for the Retirement Class, 0.51% for the Retail Class and 0.00% for Class W. The expense charges of one or more of the Fund’s share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 9.

Portfolio composition

% of net assets
Sector	as of 3/31/2022
Foreign government & corporate bonds denominated in U.S. dollars	24.2
Corporate bonds	20.7
U.S. Treasury securities	17.3
Asset-backed securities	11.2
Commercial mortgage-backed securities	10.6
Mortgage-backed securities	8.4
Bank loan obligations	2.1
Municipal bonds	2.0
U.S. agency securities	0.4
Short-term investments, other assets & liabilities, net	3.1
Total	100.0

Performance for the twelve months ended March 31, 2022

The Short-Term Bond Fund returned –1.70% for the Institutional Class, compared with the –2.91% return of its benchmark, the Bloomberg U.S. 1–3 Year Government/Credit Bond Index. The performance table shows returns for all share classes of the Fund.

Economy grew while inflation rose

The U.S. economy expanded at a robust pace, despite slowing in the third quarter of 2021 due to renewed COVID-19 concerns. Real gross domestic product, which measures the value of all goods and services produced in the United States, increased at an annualized rate of 6.9% during the fourth quarter, according to the government’s “third” estimate. The unemployment rate declined steadily to 3.6% in March 2022, its lowest level in two years. Core inflation, which measures all items except food and energy, rose 6.5% over the twelve months ended March 2022. Crude oil prices jumped from $61 to over $100 per barrel and were strongly affected by Russia’s invasion of Ukraine in late February 2022.

For the first time since December 2018, the Federal Reserve increased the federal funds target rate in March 2022, raising the key short-term interest-rate measure to 0.25%–0.50%. Continued economic strength, a tight labor market and surging inflation contributed to the Fed’s shift in monetary policy. Furthermore, the Fed anticipates that interest-rate increases will be ongoing.

Most major segments of the fixed-income market lost ground for the period. Municipal, short-term and high-yield bonds all recorded losses. The Bloomberg U.S. Aggregate Bond Index, a broad measure of the U.S. investment-grade fixed-rate bond market, also declined. U.S. Treasury inflation-protected securities (TIPS) performed best and generated a gain.

All sectors in the benchmark declined

All of the sectors in the Bloomberg U.S. 1–3 Year Government/Credit Bond Index posted negative returns for the twelve months. Short-term Treasuries, by far the benchmark’s largest sector with a weighting of 67.6%, was the worst-performing component with a return of –3.0%. Corporate bonds—the second-largest sector with a weighting of 22.3%—was the index’s best-performing component with a return of –2.6%. Government credit securities and government agency bonds both declined but surpassed the benchmark with returns of –2.7% and –2.8%, respectively.

Fund outperformed its benchmark

The Fund lost ground but outperformed its benchmark for the period by a significant margin, primarily due to favorable positioning in several sectors. Of particular note, the Fund’s yield curve positioning and underweight position in Treasuries contributed most to its relative return. Fund holdings of Treasury inflation protected securities (TIPS) made the second-largest contribution. An overweight position in government credit securities also benefited performance.

The only significant detractors during the period were certain emerging-markets selections that did not perform as anticipated.

28	2022 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds

Performance as of March 31, 2022

Short-Term Bond Fund			Average annual				Annual operating
		Total return	total return				expenses*
	Inception date	1 year	5 years		10 years		gross	net
Institutional Class	3/31/06	–1.70%	1.70%		1.61%		0.26%	0.26%
Advisor Class	12/4/15	–1.70	1.63		1.57	†	0.35	0.35
Premier Class	9/30/09	–1.85	1.55		1.46		0.41	0.41
Retirement Class	3/31/06	–1.95	1.45		1.36		0.51	0.51
Retail Class	3/31/06	–1.88	1.40		1.30		0.56	0.56
Class W	9/28/18	–1.35	1.89	†	1.70	†	0.26	0.00
Bloomberg U.S. 1–3 Year Government/Credit Bond Index	—	–2.91	1.26		1.09		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance and 30-day SEC yield information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least July 31, 2022, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund’s expense ratios as of the end of the reporting period.
†	The performance shown for the Advisor Class and Class W that is prior to their respective inception dates is based on the performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class and Class W. If these actual expenses had been reflected, the performance of these two classes shown for these periods would have been different because the Advisor Class and Class W have different expenses than the Institutional Class.

$2,000,000 over 10 years

Institutional Class

Ending amounts are as of March 31, 2022. For the purpose of comparison, the graph also shows the change in the value of the Fund’s benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.

Holdings by maturity
% of fixed-income investments
(excluding short-term investments)
as of 3/31/2022
Less than 1 year	20.3
1–3 years	51.2
3–5 years	21.1
5–10 years	7.1
Over 10 years	0.3
Total	100.0

Holdings by credit quality
% of fixed-income investments
(excluding short-term investments)
as of 3/31/2022
U.S. Treasury & U.S. agency securities*	19.5
Aaa/AAA	11.6
Aa/AA	14.8
A/A	23.4
Baa/BBB	20.8
Ba/BB	4.6
B/B	0.4
Below B/B	0.1
Non-rated	4.8
Total	100.0

*	These securities are guaranteed by the full faith and credit of the U.S. government.

Credit quality ratings are based on the Bloomberg methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Fund profile

as of 3/31/2022
Net assets	$2.00 billion
Portfolio turnover rate	104%
Number of issues	461
Option-adjusted duration‡	1.56 years
Average maturity§	1.98 years

‡	Option-adjusted duration estimates how much the value of a bond portfolio would be affected by a change in prevailing interest rates, taking into account the options embedded in the individual securities. The longer a portfolio’s duration, the more sensitive it is to changes in interest rates.
§	Average maturity is a simple average of the maturities of all the bonds in a fund’s portfolio. The maturity of a bond is the amount of time until the bond’s principal becomes due or payable.

TIAA-CREF Funds: Fixed-Income Funds ■ 2022 Annual Report	29

Short-Term Bond Index Fund

Expense example

Six months ended March 31, 2022

			Expenses
			paid
	Beginning	Ending	during
	account	account	period*
Short-Term	value	value	(10/1/21–
Bond Index Fund	(10/1/21)	(3/31/22)	3/31/22)
Actual return
Institutional Class	$1,000.00	$ 969.65	$0.54
Advisor Class	1,000.00	968.09	1.08
Premier Class	1,000.00	968.82	1.33
Retirement Class	1,000.00	968.44	1.72
Retail Class	1,000.00	967.34	2.26
Class W	1,000.00	970.15	0.00
5% annual hypothetical return
Institutional Class	1,000.00	1,024.38	0.56
Advisor Class	1,000.00	1,023.83	1.11
Premier Class	1,000.00	1,023.59	1.36
Retirement Class	1,000.00	1,023.19	1.77
Retail Class	1,000.00	1,022.64	2.32
Class W	1,000.00	1,024.93	0.00

*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended March 31, 2022. The Fund’s annualized six-month expense ratios for that period were 0.11% for the Institutional Class, 0.22% for the Advisor Class, 0.27% for the Premier Class, 0.35% for the Retirement Class, 0.46% for the Retail Class and 0.00% for Class W. The expense charges of one or more of the Fund’s share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 9.

Portfolio composition

% of net assets
Sector	as of 3/31/2022
U.S. Treasury securities	67.7
Corporate bonds	17.2
Foreign government & corporate bonds denominated in U.S. dollars	11.5
U.S. agency securities	3.2
Municipal bonds	0.1
Short-term investments, other assets & liabilities, net	0.3
Total	100.0

Performance for the twelve months ended March 31, 2022

The Short-Term Bond Index Fund returned –2.94% for the Institutional Class, compared with the –2.91% return of its benchmark, the Bloomberg U.S. 1–3 Year Government/Credit Bond Index. The performance table shows returns for all share classes of the Fund.

Economy grew while inflation rose

The U.S. economy expanded at a robust pace, despite slowing in the third quarter of 2021 due to renewed COVID-19 concerns. Real gross domestic product, which measures the value of all goods and services produced in the United States, increased at an annualized rate of 6.9% during the fourth quarter, according to the government’s “third” estimate. The unemployment rate declined steadily to 3.6% in March 2022, its lowest level in two years. Core inflation, which measures all items except food and energy, rose 6.5% over the twelve months ended March 2022. Crude oil prices jumped from $61 to over $100 per barrel and were strongly affected by Russia’s invasion of Ukraine in late February 2022.

For the first time since December 2018, the Federal Reserve increased the federal funds target rate in March 2022, raising the key short-term interest-rate measure to 0.25%–0.50%. Continued economic strength, a tight labor market and surging inflation contributed to the Fed’s shift in monetary policy. Furthermore, the Fed anticipates that interest-rate increases will be ongoing.

Most major segments of the fixed-income market lost ground for the period. Municipal, short-term and high-yield bonds all recorded losses. The Bloomberg U.S. Aggregate Bond Index, a broad measure of the U.S. investment-grade fixed-rate bond market, also declined. U.S. Treasury inflation-protected securities (TIPS) performed best and generated a gain.

All sectors in the benchmark declined

All of the sectors in the Bloomberg U.S. 1–3 Year Government/Credit Bond Index posted negative returns for the twelve months. Short-term Treasuries, by far the benchmark’s largest sector with a weighting of 67.6%, was the worst-performing component with a return of –3.0%. Corporate bonds—the second-largest sector with a weighting of 22.3%—was the index’s best-performing component with a return of –2.6%. Government credit securities and government agency bonds both declined but surpassed the benchmark with returns of –2.7% and –2.8%, respectively.

Fund slightly underperformed its benchmark

For the twelve months, the Fund slightly underperformed its benchmark. The Fund’s return includes a deduction for expenses, while the benchmark’s does not.

The Fund seeks to maintain the overall characteristics of its benchmark. The Fund’s managers invest in the same sectors that are included in the benchmark and closely match the benchmark’s weightings and maturities. At times, the Fund may also invest in securities not held in the index, but which have investment characteristics that are similar to securities held in the index. During the period, this portfolio had sector returns that were similar to its benchmark, enabling it to resemble the index’s performance.

Throughout the period, the Fund’s managers kept the Fund’s duration—a measure of its sensitivity to interest-rate changes—close to that of its benchmark. This strategy helped the Fund’s risk and reward characteristics to more closely resemble those of its benchmark.

30	2022 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds

Performance as of March 31, 2022

Short-Term Bond Index Fund			Average annual				Annual operating
		Total return	total return				expenses*
	Inception date	1 year	5 years		since inception		gross	net
Institutional Class	8/7/15	–2.94%	1.16%		1.06%		0.10%	0.10%
Advisor Class	12/4/15	–3.16	1.00		0.94	†	0.23	0.23
Premier Class	8/7/15	–3.10	0.98		0.89		0.25	0.25
Retirement Class	8/7/15	–3.18	0.91		0.81		0.35	0.35
Retail Class	8/7/15	–3.35	0.79		0.71		0.43	0.43
Class W	9/28/18	–2.85	1.23	†	1.12	†	0.10	0.00
Bloomberg U.S. 1–3 Year Government/Credit Bond Index	—	–2.91	1.26		1.20	‡	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance and 30-day SEC yield information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least July 31, 2022, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund’s expense ratios as of the end of the reporting period.
†	The performance shown for the Advisor Class and Class W that is prior to their respective inception dates is based on the performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class and Class W. If these actual expenses had been reflected, the performance of these two classes shown for these periods would have been different because the Advisor Class and Class W have different expenses than the Institutional Class.
‡	Performance is calculated from the inception date of the Institutional Class.

$10,000,000 invested at Fund’s inception

Institutional Class (inception August 7, 2015)

Ending amounts are as of March 31, 2022. For the purpose of comparison, the graph also shows the change in the value of the Fund’s benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.

Holdings by maturity
% of fixed-income investments
(excluding short-term investments)
as of 3/31/2022
Less than 1 year	3.6
1–3 years	95.3
3–5 years	1.1
Total	100.0

Holdings by credit quality
% of fixed-income investments
(excluding short-term investments)
as of 3/31/2022
U.S. Treasury & U.S. agency securities*	70.2
Aaa/AAA	3.9
Aa/AA	3.2
A/A	12.4
Baa/BBB	10.3
Total	100.0

*	These securities are guaranteed by the full faith and credit of the U.S. government.

Credit quality ratings are based on the Bloomberg methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Fund profile

as of 3/31/2022
Net assets	$1.36 billion
Portfolio turnover rate	49%
Number of issues	675
Option-adjusted duration‡	1.92 years
Average maturity§	1.96 years

‡	Option-adjusted duration estimates how much the value of a bond portfolio would be affected by a change in prevailing interest rates, taking into account the options embedded in the individual securities. The longer a portfolio’s duration, the more sensitive it is to changes in interest rates.
§	Average maturity is a simple average of the maturities of all the bonds in a fund’s portfolio. The maturity of a bond is the amount of time until the bond’s principal becomes due or payable.

TIAA-CREF Funds: Fixed-Income Funds ■ 2022 Annual Report	31

Money Market Fund

Expense example

Six months ended March 31, 2022

			Expenses
			paid
	Beginning	Ending	during
	account	account	period*
Money Market	value	value	(10/1/21–
Fund	(10/1/21)	(3/31/22)	3/31/22)
Actual return
Institutional Class	$1,000.00	$1,000.00	$0.40
Advisor Class	1,000.00	1,000.00	0.40
Premier Class	1,000.00	1,000.00	0.40
Retirement Class	1,000.00	1,000.00	0.40
Retail Class	1,000.00	1,000.00	0.40
5% annual hypothetical return
Institutional Class	1,000.00	1,024.53	0.40
Advisor Class	1,000.00	1,024.53	0.40
Premier Class	1,000.00	1,024.53	0.40
Retirement Class	1,000.00	1,024.53	0.40
Retail Class	1,000.00	1,024.53	0.40

*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended March 31, 2022. The Fund’s annualized six-month expense ratios for that period were 0.08% for the Institutional Class, 0.08% for the Advisor Class, 0.08% for the Premier Class, 0.08% for the Retirement Class and 0.08% for the Retail Class. The expense charges of one or more of the Fund’s share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 9.

Portfolio composition
% of net assets
Sector	as of 3/31/2022
U.S. government agency securities*	43.4
Floating-rate securities, government*	32.6
U.S. Treasury securities*	24.5
Other assets & liabilities, net	–0.5
Total	100.0

*	These securities are guaranteed by the full faith and credit of the U.S. government.

Performance for the twelve months ended March 31, 2022

The Money Market Fund returned 0.00% for the Institutional Class, compared with the 0.02% return of the iMoneyNet Money Fund Averages™—All Government, a simple average of over 500 money market funds that invest in short-term U.S. government securities. The iMoneyNet average is not an index, and its return reflects the deduction of expenses charged by the funds included in the average. The performance table shows returns for all share classes of the Fund.

Economy grew while inflation rose

The U.S. economy expanded at a robust pace, despite slowing in the third quarter of 2021 due to renewed COVID-19 concerns. Real gross domestic product, which measures the value of all goods and services produced in the United States, increased at an annualized rate of 6.9% during the fourth quarter, according to the government’s “third” estimate. The unemployment rate declined steadily to 3.6% in March 2022, its lowest level in two years. Core inflation, which measures all items except food and energy, rose 6.5% over the twelve months ended March 2022. Crude oil prices jumped from $61 to over $100 per barrel and were strongly affected by Russia’s invasion of Ukraine in late February 2022.

For the first time since December 2018, the Federal Reserve increased the federal funds target rate in March 2022, raising the key short-term interest-rate measure to 0.25%–0.50%. Continued economic strength, a tight labor market and surging inflation contributed to the Fed’s shift in monetary policy. Furthermore, the Fed anticipates that interest-rate increases will be ongoing.

Short-term rates are expected to increase in 2022

Although inflation presents an economic challenge for the United States in 2022, the increase in short-term bond yields during the period—a trend that is expected to continue—was a positive sign for money market investments. Moreover, the Fed’s change in monetary policy should bode well for yields on the short-term government securities in which the Fund invests. Floating-rate debt securities, which made up approximately one-third of the Fund’s portfolio at period-end, stand to benefit as short-term interest rates increase. The “secured overnight financing rate” (SOFR)—a key indicator of short-term government money market rates—increased from 0.01% on April 1, 2021, to 0.29% on March 31, 2022.

Fund trailed the iMoneyNet average

For the period, the return of the Money Market Fund slightly trailed that of the iMoneyNet government fund average. In pursuit of additional yield, management continued its strategy of holding higher-yielding floating-rate government agency paper. During the period, management shortened the maturities of investments in the Fund to take advantage of the increase in yields on shorter-dated government money market securities. As of March 29, 2022, the Fund’s weighted average maturity was 20 days, versus 30 days for the iMoneyNet government fund average. iMoneyNet releases their data on a weekly basis, and March 29 was the last date of release for the month.

32	2022 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds

Performance as of March 31, 2022

Money Market Fund			Average annual			Annual operating
		Total return	total return			expenses*
	Inception date	1 year	5 years	10 years		gross	net
Institutional Class	7/1/99	0.00%	0.98%	0.54%		0.12%	0.12%
Advisor Class	12/4/15	0.00	0.99	0.53	†	0.22	0.22
Premier Class	9/30/09	0.00	0.88	0.46		0.27	0.27
Retirement Class	3/31/06	0.00	0.86	0.44		0.37	0.37
Retail Class	3/31/06	0.00	0.76	0.38		0.47	0.47
iMoneyNet Money Fund Averages™—All Government§	—	0.02	0.78	0.41		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, the 7-day current and effective annualized yields and total returns would have been lower.

You could lose money by investing in this Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The Fund’s sponsor has no legal obligation to provide support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. For a detailed discussion of risk, please see the prospectus. The current yield more closely reflects current earnings than does the total return.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least July 31, 2022, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund’s expense ratios as of the end of the reporting period.
†	The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for these periods would have been different because the Advisor Class has different expenses than the Institutional Class.
§	The iMoneyNet Money Fund Averages—All Government is a simple average of over 500 money market funds that invest in U.S. Treasuries, U.S. Agencies, repurchase agreements and government-backed floating-rate notes. You cannot invest directly in it.

Net annualized yield

(for the 7 days ended March 29, 2022)‡

	Current	Effective
	yield	yield
Money Market Fund
Institutional Class	0.00%	0.00%
Advisor Class	0.00	0.00
Premier Class	0.00	0.00
Retirement Class	0.00	0.00
Retail Class	0.00	0.00
iMoneyNet Money Fund Averages™—All Government§	0.07	0.07

The current yield more closely reflects current earnings than does the total return.

‡	Typically, iMoneyNet reports its 7-day yields as of Tuesday of each week.

Fund profile

as of 3/31/2022
Net assets	$1.45 billion
Number of issues	138

TIAA-CREF Funds: Fixed-Income Funds ■ 2022 Annual Report	33

Summary portfolio of investments

Bond Index Fund  ■  March 31, 2022

			% of net
Principal	Issuer	Value	assets
BONDS

CORPORATE BONDS
AUTOMOBILES & COMPONENTS		$23,219,531	0.1%
BANKS
	Bank of America Corp
$144,490,000	0.981%–6.110%, 01/22/24–07/21/52	138,464,586	0.7
	Other	721,175,537	3.4
		859,640,123	4.1
CAPITAL GOODS		277,477,653	1.3
COMMERCIAL & PROFESSIONAL SERVICES		46,383,168	0.2
CONSUMER DURABLES & APPAREL		23,432,206	0.1
CONSUMER SERVICES		117,157,269	0.6
DIVERSIFIED FINANCIALS
	Morgan Stanley
91,342,000	0.529%–7.250%, 05/22/23–01/25/52	88,420,037	0.4
	Other	459,489,716	2.2
		547,909,753	2.6
ENERGY		367,134,229	1.7
FOOD & STAPLES RETAILING		30,766,482	0.2
FOOD, BEVERAGE & TOBACCO		192,580,748	0.9
HEALTH CARE EQUIPMENT & SERVICES		265,192,078	1.3
HOUSEHOLD & PERSONAL PRODUCTS		27,528,194	0.1
INSURANCE		184,891,567	0.9
MATERIALS		139,300,208	0.7
MEDIA & ENTERTAINMENT		282,679,860	1.3
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES		260,647,843	1.2
REAL ESTATE		219,762,852	1.0
RETAILING		154,966,407	0.7
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		110,912,868	0.5
SOFTWARE & SERVICES		213,784,292	1.0
TECHNOLOGY HARDWARE & EQUIPMENT		147,978,117	0.7
TELECOMMUNICATION SERVICES		235,764,290	1.1
TRANSPORTATION		121,231,714	0.6
UTILITIES		484,672,608	2.3

	TOTAL CORPORATE BONDS (Cost $5,536,899,751)	5,335,014,060	25.2

GOVERNMENT BONDS
AGENCY SECURITIES		253,972,193	1.2
FOREIGN GOVERNMENT BONDS		696,335,903	3.3
MORTGAGE BACKED
	Federal National Mortgage Association (FNMA)
185,191,838	2.500%, 10/01/50	177,124,859	0.9
110,856,238	2.000%, 11/01/50	103,272,609	0.5
117,654,838	2.000%, 12/01/50	109,597,454	0.5
			% of net
Principal	Issuer	Value	assets
MORTGAGE BACKED—continued
$109,812,440	2.500%, 02/01/51	$104,989,558	0.5%
121,238,716	2.000%, 03/01/51	112,872,026	0.5
145,997,195	2.000%, 04/01/51	135,868,100	0.7
92,808,104	2.000%, 05/01/51	86,355,821	0.4
109,821,349	2.000%, 08/01/51	102,250,882	0.5
131,047,264	2.500%, 08/01/51	125,201,852	0.6
93,151,866	2.000%, 11/01/51	86,571,703	0.4
98,567,378	2.000%, 12/01/51	91,749,116	0.4
88,283,127	2.500%, 12/01/51	84,345,225	0.4
98,727,272	2.500%, 01/01/52	94,323,506	0.5
108,624,947	3.000%, 01/01/52	106,376,000	0.5
94,707,113	2.500%, 03/01/52	90,482,667	0.4
2,565,225,997	1.000%–8.000%, 10/01/22–04/01/52	2,482,866,313	11.8
	Government National Mortgage Association (GNMA)
91,632,355	2.500%, 07/20/51	88,993,947	0.4
198,064,096	2.000%, 11/20/51	189,102,406	0.9
949,490,834	1.500%–8.500%, 01/20/24–04/20/52	942,590,402	4.4
	Other	498,444,722	2.3
		5,813,379,168	27.5
MUNICIPAL BONDS		169,340,030	0.8
U.S. TREASURY SECURITIES
	United States Treasury Bond
179,483,000	3.500%, 02/15/39	205,634,233	1.0
127,500,000	1.375%, 11/15/40	104,236,230	0.5
82,500,000	3.000%, 02/15/49	90,682,324	0.4
1,428,710,000	1.125%–5.000%, 02/15/36–02/15/52	1,409,396,890	6.7
	United States Treasury Note
91,500,000	2.625%, 06/30/23	92,257,734	0.4
116,000,000	2.750%, 08/31/23	117,064,844	0.6
99,300,000	2.500%, 01/31/24	99,633,586	0.5
325,000,000	2.125%, 03/31/24	323,641,601	1.5
174,000,000	2.250%, 04/30/24	173,537,813	0.8
111,500,000	2.000%, 05/31/24	110,559,219	0.5
152,000,000	1.750%, 06/30/24	149,803,126	0.7
212,000,000	1.750%, 07/31/24	208,687,500	1.0
90,500,000	1.500%, 10/31/24	88,294,063	0.4
134,000,000	0.250%, 06/30/25	124,489,141	0.6
110,000,000	0.250%, 07/31/25	101,982,032	0.5
97,000,000	0.250%, 10/31/25	89,433,242	0.4
275,000,000	0.375%, 11/30/25	254,246,094	1.2
126,000,000	0.375%, 01/31/26	116,092,266	0.6
137,000,000	0.500%, 02/28/26	126,660,781	0.6
90,000,000	0.750%, 03/31/26	83,928,515	0.4
120,000,000	0.750%, 04/30/26	111,768,750	0.5
165,000,000	0.750%, 05/31/26	153,462,890	0.7
135,000,000	0.875%, 06/30/26	126,087,891	0.6
115,000,000	0.750%, 08/31/26	106,586,133	0.5
170,000,000	1.125%, 10/31/26	159,906,250	0.8
115,000,000	1.250%, 11/30/26	108,805,273	0.5
89,500,000	1.750%, 12/31/26	86,598,242	0.4
95,000,000	2.500%, 03/31/27	95,196,680	0.5
85,000,000	3.125%, 11/15/28	88,502,930	0.4
92,000,000	2.375%, 05/15/29	91,734,063	0.4
117,000,000	1.500%, 02/15/30	109,687,500	0.5
121,000,000	1.625%, 05/15/31	113,919,610	0.5
97,000,000	1.875%, 02/15/32	93,150,312	0.4
2,817,705,000	0.125%–3.000%, 12/15/22–11/15/31	2,719,099,751	13.0
		8,234,767,509	39.0
	TOTAL GOVERNMENT BONDS (Cost $15,828,276,498)	15,167,794,803	71.8

34	2022 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments	concluded

Bond Index Fund ■ March 31, 2022

				% of net
Principal		Issuer	Value	assets
STRUCTURED ASSETS
ASSET BACKED			$117,822,858	0.6%
OTHER MORTGAGE BACKED			400,047,272	1.9
		TOTAL STRUCTURED ASSETS (Cost $542,277,609)	517,870,130	2.5

		TOTAL BONDS (Cost $21,907,453,858)	21,020,678,993	99.5
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT			158,685,437	0.8
REPURCHASE AGREEMENT
		Fixed Income Clearing Corp (FICC)
$113,060,000	r	0.250%, 04/01/22	113,060,000	0.5
			113,060,000	0.5
TREASURY DEBT			65,028,485	0.3

Shares		Company
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
64,739,600	c	State Street Navigator Securities Lending Government Money Market Portfolio 0.290%	64,739,600	0.3

		TOTAL SHORT-TERM INVESTMENTS (Cost $401,525,461)	401,513,522	1.9
		TOTAL PORTFOLIO (Cost $22,308,979,319)	21,422,192,515	101.4
		OTHER ASSETS & LIABILITIES, NET	(295,025,651)	(1.4)
		NET ASSETS	$21,127,166,864	100.0%

c	Investments made with cash collateral received from securities on loan.
r	Agreement with Fixed Income Clearing Corp (FICC), 0.250% dated 3/31/22 to be repurchased at $113,060,000 on 4/1/22, collateralized by Government Agency Securities, with coupon rate 0.125% and maturity date 1/15/32, valued at $115,321,219.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 3/31/22, the aggregate value of securities on loan is $66,483,156. See Note 4 in the Notes to financial statements for additional information about securities lending collateral.

At 3/31/22, the aggregate value of securities exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended, amounted to $159,296,131 or 0.8% of net assets. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2022 Annual Report	35

Summary portfolio of investments

Core Bond Fund  ■  March 31, 2022

% of net
Principal	Issuer	Value	assets
BANK LOAN OBLIGATIONS
AUTOMOBILES & COMPONENTS	$1,623,812	0.0%
BANKS	271,906	0.0
CAPITAL GOODS	8,898,601	0.1
COMMERCIAL & PROFESSIONAL SERVICES	17,054,057	0.2
CONSUMER DURABLES & APPAREL	3,487,331	0.0
CONSUMER SERVICES	18,855,259	0.2
DIVERSIFIED FINANCIALS	1,924,763	0.0
ENERGY	4,309,185	0.0
FOOD & STAPLES RETAILING	1,085,788	0.0
FOOD, BEVERAGE & TOBACCO	7,745,323	0.1
HEALTH CARE EQUIPMENT & SERVICES	19,341,942	0.2
HOUSEHOLD & PERSONAL PRODUCTS	2,586,827	0.0
INSURANCE	9,967,884	0.1
MATERIALS	7,101,637	0.1
MEDIA & ENTERTAINMENT	26,986,694	0.3
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	10,021,185	0.1
REAL ESTATE	1,662,757	0.0
RETAILING	4,162,358	0.0
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	1,699,090	0.0
SOFTWARE & SERVICES	14,686,836	0.1
TECHNOLOGY HARDWARE & EQUIPMENT	2,051,776	0.0
TELECOMMUNICATION SERVICES	5,132,808	0.1
TRANSPORTATION	6,564,287	0.1
UTILITIES	11,151,850	0.1
TOTAL BANK LOAN OBLIGATIONS (Cost $191,788,484)	188,373,956	1.8
BONDS

CORPORATE BONDS
AUTOMOBILES & COMPONENTS	45,832,430	0.4
BANKS
Bank of America Corp
$56,165,000	1.922%, 10/24/31	48,789,288	0.5
165,662,000	0.810%–6.300%, 10/24/24–N/A‡	157,502,788	1.5
Citigroup, Inc
101,145,000	2.520%–6.300%, 03/26/25–N/A‡	95,999,085	0.9
JPMorgan Chase & Co
40,560,000	1.953%, 02/04/32	35,530,663	0.3
119,495,000	2.005%–6.100%, 10/15/25–N/A‡	116,699,828	1.2
Other	492,890,785	4.7
947,412,437	9.1
CAPITAL GOODS	130,168,647	1.3
COMMERCIAL & PROFESSIONAL SERVICES	34,941,363	0.3
CONSUMER DURABLES & APPAREL	16,721,593	0.2
				% of net
Principal		Issuer	Value	assets
CONSUMER SERVICES			$51,910,525	0.5%
DIVERSIFIED FINANCIALS			433,478,793	4.2
ENERGY			378,249,411	3.6
FOOD & STAPLES RETAILING			22,196,400	0.2
FOOD, BEVERAGE & TOBACCO			114,819,245	1.1
HEALTH CARE EQUIPMENT & SERVICES			155,766,237	1.5
HOUSEHOLD & PERSONAL PRODUCTS			4,033,820	0.0
INSURANCE			112,009,271	1.1
MATERIALS			142,641,043	1.4
MEDIA & ENTERTAINMENT			223,095,659	2.1
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			102,407,488	1.0
REAL ESTATE			206,860,871	2.0
RETAILING			52,824,253	0.5
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			51,385,953	0.5
SOFTWARE & SERVICES			61,248,363	0.6
TECHNOLOGY HARDWARE & EQUIPMENT			63,541,847	0.6
TELECOMMUNICATION SERVICES			249,284,875	2.4
TRANSPORTATION			53,219,339	0.5
UTILITIES			310,660,014	3.0
		TOTAL CORPORATE BONDS (Cost $4,232,894,541)	3,964,709,877	38.1

GOVERNMENT BONDS
AGENCY SECURITIES			11,248,318	0.1
FOREIGN GOVERNMENT BONDS			241,480,752	2.3
MORTGAGE BACKED
		Federal Home Loan Mortgage Corp (FHLMC)
$37,182,454	h	2.000%, 02/01/52	34,592,117	0.3
41,228,160	h	2.500%, 02/01/52	39,408,085	0.4
34,480,000	h	2.500%, 03/01/52	33,010,337	0.3
45,100,000	h	2.500%, 03/01/52	43,097,359	0.4
		Federal National Mortgage Association (FNMA)
81,105,000		2.000%, 04/25/37	78,770,063	0.8
50,405,000		2.500%, 04/25/37	49,812,348	0.5
86,047,097		2.000%, 04/01/51	80,077,261	0.8
44,942,027	h	2.000%, 12/01/51	41,780,148	0.4
48,731,203	h	2.500%, 01/01/52	46,567,353	0.5
35,230,027	h	2.000%, 02/01/52	32,775,598	0.3
61,991,363		2.500%, 02/01/52	59,238,572	0.6
37,026,626	h	2.500%, 02/01/52	35,415,425	0.3
34,474,000		2.500%, 04/25/52	32,890,351	0.3
232,150,000		3.000%, 04/25/52	227,071,719	2.2
37,240,000	h	3.500%, 05/25/52	37,175,568	0.4
494,736,296		2.000%–8.000%, 07/01/24–04/25/52	447,100,583	4.2
		Government National Mortgage Association (GNMA)
39,685,000		2.000%, 04/20/52	37,750,356	0.4
101,865,000		2.500%, 04/20/52	98,797,112	0.9
93,545,000		3.000%, 04/20/52	92,445,116	0.9
		Other	346,150,234	3.3
			1,893,925,705	18.2

36	2022 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments	continued

Core Bond Fund ■ March 31, 2022

				% of net
Principal		Issuer	Value	assets
MUNICIPAL BONDS			$147,764,866	1.4%
U.S. TREASURY SECURITIES
		United States Treasury Bond
$94,834,100		2.250%, 02/15/42	91,470,453	0.9
42,835,000		2.750%, 11/15/47	44,444,659	0.4
55,445,000		3.000%, 02/15/48	60,406,894	0.6
45,841,000		3.375%, 11/15/48	53,676,946	0.5
79,028,000		1.875%, 11/15/51	69,322,374	0.7
254,369,000		2.250%, 02/15/52	243,955,769	2.3
		United States Treasury Note
383,215,000	e	1.500%, 02/29/24	377,631,439	3.6
350,000,000		0.250%, 03/15/24	336,218,750	3.2
40,000,000		0.875%, 09/30/26	37,232,812	0.4
173,795,000		1.250%, 12/31/26	164,202,331	1.6
268,315,000		1.875%, 02/28/27	261,124,995	2.5
135,250,000		1.875%, 02/28/29	130,558,516	1.3
104,636,000		1.875%, 02/15/32	100,483,259	1.0
		Other	193,101,784	1.8
			2,163,830,981	20.8
		TOTAL GOVERNMENT BONDS (Cost $4,543,466,783)	4,458,250,622	42.8

STRUCTURED ASSETS
ASSET BACKED			632,395,607	6.1
OTHER MORTGAGE BACKED
		JP Morgan Mortgage Trust
94,776,072	g,i	1.407%–4.629%, 12/25/44–08/25/52,
		LIBOR 1 M – 0.000%–LIBOR 1 M + 0.950%	88,336,602	0.8
		Other	802,133,650	7.7
			890,470,252	8.5
		TOTAL STRUCTURED ASSETS (Cost $1,606,391,563)	1,522,865,859	14.6
		TOTAL BONDS (Cost $10,382,752,887)	9,945,826,358	95.5

Shares		Company
COMMON STOCKS
MATERIALS			739,483	0.0
		TOTAL COMMON STOCKS (Cost $456,161)	739,483	0.0
PREFERRED STOCKS
DIVERSIFIED FINANCIALS			10,658,000	0.1
		TOTAL PREFERRED STOCKS (Cost $11,284,000)	10,658,000	0.1

Principal		Issuer
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
		Federal Home Loan Bank (FHLB)
$46,100,000		0.000%, 04/01/22	46,100,000	0.4
75,470,000		0.000%, 04/05/22	75,468,576	0.7
50,212,000		0.000%, 04/06/22	50,210,816	0.5
73,477,000		0.000%, 04/18/22	73,471,102	0.7
60,900,000		0.000%, 04/20/22	60,894,541	0.6
				% of net
Principal		Issuer	Value	assets
GOVERNMENT AGENCY DEBT—continued
$49,500,000		0.000%, 04/22/22	$49,495,096	0.5%
42,500,000		0.000%, 04/29/22	42,494,386	0.4
45,000,000		0.000%, 05/05/22	44,982,191	0.4
40,000,000		0.000%, 05/06/22	39,983,704	0.4
37,750,000		0.000%, 05/11/22	37,732,424	0.4
32,500,000		0.000%, 05/18/22	32,482,221	0.3
70,000,000		0.000%, 05/27/22	69,954,454	0.7
35,000,000		0.000%, 07/07/22	34,928,671	0.3
35,000,000		0.000%, 08/02/22	34,891,839	0.3
295,207,000		0.000%–0.000%, 04/04/22–09/16/22	294,812,454	2.9
		Other	284,431,524	2.7
			1,272,333,999	12.2
REPURCHASE AGREEMENT
		Fixed Income Clearing Corp (FICC)
100,600,000	r	0.250%, 04/01/22	100,600,000	1.0
			100,600,000	1.0
TREASURY DEBT
		United States Treasury Note
50,000,000		0.000%, 05/15/22	50,088,581	0.5
		Other	69,828,190	0.6
			119,916,771	1.1

Shares		Company
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
424,299,963	c	State Street Navigator Securities Lending Government Money Market Portfolio 0.290%	424,299,963	4.1
			424,299,963	4.1
		TOTAL SHORT-TERM INVESTMENTS (Cost $1,918,006,669)	1,917,150,733	18.4
		TOTAL PORTFOLIO (Cost $12,504,288,201)	12,062,748,530	115.8
		OTHER ASSETS & LIABILITIES, NET	(1,648,222,904)	(15.8)
		NET ASSETS	$10,414,525,626	100.0%

LIBOR	London Interbank Offered Rate
M	Month
‡	Perpetual security
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $417,608,736. See Note 4 in the Notes to financial statements for additional information about securities lending collateral.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 3/31/22, the aggregate value of these securities, including those in “Other,” is $2,384,900,305 or 22.9% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
r	Agreement with Fixed Income Clearing Corp (FICC), 0.250% dated 3/31/22 to be repurchased at $100,600,000 on 4/1/22, collateralized by Government Agency Securities, with coupon rate 0.125% and maturity date 7/15/31, valued at $102,612,053.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2022 Annual Report	37

Summary portfolio of investments	concluded

Core Bond Fund ■ March 31, 2022

Futures contracts outstanding as of March 31, 2022 were as follows:

Description	Number of long (short contracts	)	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation	)
US Ultra 10 Year Bond	(178)		06/21/22	$(24,817,670)	$(24,113,438)	$704,232

38	2022 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments

Core Impact Bond Fund  ■  March 31, 2022

% of net
Principal	Issuer	Value	assets
BANK LOAN OBLIGATIONS
COMMERCIAL & PROFESSIONAL SERVICES	$15,586,163	0.2%
MATERIALS	178,301	0.0
UTILITIES	7,446,788	0.1

TOTAL BANK LOAN OBLIGATIONS (Cost $23,435,424)	23,211,252	0.3

BONDS

CORPORATE BONDS
AUTOMOBILES & COMPONENTS	56,528,051	0.8
BANKS	507,020,475	7.3
CAPITAL GOODS	81,369,767	1.2
COMMERCIAL & PROFESSIONAL SERVICES	38,999,587	0.6
CONSUMER DURABLES & APPAREL	5,414,547	0.1
CONSUMER SERVICES	88,237,741	1.3
DIVERSIFIED FINANCIALS	350,529,557	5.1
ENERGY	187,346,703	2.7
FOOD & STAPLES RETAILING	26,835,467	0.4
FOOD, BEVERAGE & TOBACCO	33,369,203	0.5
HEALTH CARE EQUIPMENT & SERVICES	17,993,453	0.2
HOUSEHOLD & PERSONAL PRODUCTS	22,074,182	0.3
INSURANCE	107,438,511	1.5
MATERIALS	101,054,979	1.5
MEDIA & ENTERTAINMENT	60,906,960	0.9
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	151,993,945	2.2
REAL ESTATE	142,718,240	2.1
RETAILING	33,457,364	0.5
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	16,623,636	0.2
SOFTWARE & SERVICES	38,611,715	0.6
TECHNOLOGY HARDWARE & EQUIPMENT	13,936,996	0.2
TELECOMMUNICATION SERVICES	46,003,948	0.7
TRANSPORTATION	26,599,255	0.4
UTILITIES	700,816,842	10.1
TOTAL CORPORATE BONDS (Cost $3,034,932,736)	2,855,881,124	41.4

GOVERNMENT BONDS
AGENCY SECURITIES
Federal Home Loan Mortgage Corp (FHLMC)
$23,000,000	0.375%, 05/05/23	22,642,400	0.3
22,692,000	0.250%, 12/04/23	21,964,389	0.3
Other	233,338,365	3.4
277,945,154	4.0
FOREIGN GOVERNMENT BONDS	408,066,317	5.9
				% of net
Principal		Issuer	Value	assets
MORTGAGE BACKED
		Federal Home Loan Mortgage Corp (FHLMC)
$18,999,012		4.000%, 06/01/48	$19,661,102	0.3%
21,557,857	h	2.500%, 02/01/52	20,606,155	0.3
20,530,000	h	2.500%, 03/01/52	19,618,377	0.3
		Federal National Mortgage Association (FNMA)
45,450,000	h	2.000%, 04/25/37	44,141,537	0.6
22,530,000	h	2.500%, 04/25/37	22,265,097	0.3
38,880,878		2.000%, 04/01/51	36,183,373	0.5
23,326,584	h	2.000%, 12/01/51	21,685,451	0.3
22,146,033	h	2.500%, 01/01/52	21,162,665	0.3
23,290,942	h	2.500%, 02/01/52	22,277,445	0.3
29,147,270	h	2.500%, 02/01/52	27,852,955	0.4
33,830,000	h	2.000%, 04/25/52	31,402,433	0.5
103,190,000	h	3.000%, 04/25/52	100,932,719	1.5
30,840,000	h	3.500%, 05/25/52	30,786,641	0.5
347,823,439	h	1.250%–5.500%, 04/24/26–04/25/52	315,035,140	4.6
		Government National Mortgage Association (GNMA)
38,180,000	h	2.000%, 04/20/52	36,318,725	0.5
87,285,000	h	2.500%, 04/20/52	84,656,221	1.2
64,510,000	h	3.000%, 04/20/52	63,751,504	0.9
		Other	175,353,025	2.5
			1,093,690,565	15.8
MUNICIPAL BONDS
		Chicago Metropolitan Water Reclamation District-Greater Chicago
16,465,000		5.720%, 12/01/38	20,362,598	0.3
		City of San Francisco CA Public Utilities Commission Water Revenue
22,745,000		2.825%, 11/01/41	19,975,203	0.3
		Other	416,015,594	6.0
			456,353,395	6.6
U.S. TREASURY SECURITIES
		United States Treasury Inflation Indexed Bonds
22,288,800	k	0.500%, 04/15/24	23,425,877	0.3
		United States Treasury Bond
56,467,800		2.250%, 02/15/42	54,464,958	0.8
46,377,000		1.875%, 11/15/51	40,681,325	0.6
		United States Treasury Note
31,140,000		0.125%, 03/31/23	30,654,654	0.5
35,655,000	e	1.500%, 02/29/24	35,135,495	0.5
67,316,000		1.750%, 03/15/25	65,890,794	1.0
175,865,000		1.875%, 02/28/27	171,152,367	2.5
46,750,000		1.125%, 08/31/28	43,072,089	0.6
49,685,000		1.875%, 02/28/29	47,961,551	0.7
181,497,000		1.875%, 02/15/32	174,293,838	2.5
		Other	84,018,582	1.2
			770,751,530	11.2

		TOTAL GOVERNMENT BONDS (Cost $3,095,612,543)	3,006,806,961	43.5

STRUCTURED ASSETS
ASSET BACKED			324,808,366	4.7
OTHER MORTGAGE BACKED			505,409,010	7.3
		TOTAL STRUCTURED ASSETS (Cost $879,023,604)	830,217,376	12.0
		TOTAL BONDS (Cost $7,009,568,883)	6,692,905,461	96.9

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2022 Annual Report	39

Summary portfolio of investments	concluded

Core Impact Bond Fund ■ March 31, 2022

				% of net
Shares		Company	Value	assets
PREFERRED STOCKS
BANKS			$10,172,400	0.2%
REAL ESTATE			22,874,600	0.3
UTILITIES			17,058,580	0.2
		TOTAL PREFERRED STOCKS (Cost $59,575,000)	50,105,580	0.7

Principal		Issuer
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
		Federal Farm Credit Bank (FFCB)
$20,000,000		0.000%, 04/26/22	19,997,641	0.3
19,230,000		0.000%, 09/01/22	19,144,823	0.3
109,920,000		0.000%–0.000%, 04/11/22–09/23/22	109,736,341	1.5
		Federal Home Loan Bank (FHLB)
35,000,000		0.000%, 04/01/22	35,000,000	0.5
29,110,000		0.000%, 04/05/22	29,109,451	0.4
32,500,000		0.000%, 04/08/22	32,498,926	0.5
49,000,000		0.000%, 04/18/22	48,996,067	0.7
25,610,000		0.000%, 04/22/22	25,607,463	0.4
20,283,000		0.000%, 05/05/22	20,274,973	0.3
25,000,000		0.000%, 05/11/22	24,988,360	0.4
20,000,000		0.000%, 05/18/22	19,989,059	0.3
25,000,000		0.000%, 05/23/22	24,984,870	0.4
25,000,000		0.000%, 05/24/22	24,984,579	0.4
25,000,000		0.000%, 05/27/22	24,983,744	0.4
20,000,000		0.000%, 06/30/22	19,969,120	0.3
30,000,000		0.000%, 07/07/22	29,938,861	0.4
20,000,000		0.000%, 08/03/22	19,937,692	0.3
152,460,000		0.000%–0.000%, 04/06/22–08/05/22	152,324,302	2.1
		Other	12,806,927	0.2
			695,273,199	10.1
REPURCHASE AGREEMENT
		Fixed Income Clearing Corp (FICC)
132,990,000	r	0.250%, 04/01/22	132,990,000	1.9
			132,990,000	1.9
TREASURY DEBT
		United States Treasury Bill
20,000,000		0.000%, 05/12/22	19,995,638	0.3
		United States Treasury Note
25,000,000		0.000%, 05/15/22	25,044,291	0.4
		Other	32,506,259	0.4
			77,546,188	1.1

Shares		Company
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
78,113,139	c	State Street Navigator Securities Lending Government Money Market Portfolio 0.290%	78,113,139	1.1
			78,113,139	1.1
		% of net
	Value	assets
TOTAL SHORT-TERM INVESTMENTS (Cost $984,318,448)	$983,922,526	14.2%
TOTAL PORTFOLIO (Cost $8,076,897,755)	7,750,144,819	112.1
OTHER ASSETS & LIABILITIES, NET	(835,371,002)	(12.1)
NET ASSETS	$6,914,773,817	100.0%

c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $76,462,696. See Note 4 in the Notes to financial statements for additional information about securities lending collateral.
h	All or a portion of these securities were purchased on a delayed delivery basis.
k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
r	Agreement with Fixed Income Clearing Corporation, 0.250% dated 3/31/22 to be repurchased at $132,990,000 on 4/1/22, collateralized by Government Agency Securities, with coupon rate 0.125% and maturity date 1/15/32, valued at $135,649,823.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 3/31/22, the aggregate value of securities exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended, amounted to $1,739,937,876 or 25.2% of net assets. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

40	2022 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments

Core Plus Bond Fund  ■  March 31, 2022

% of net
Principal	Issuer	Value	assets
BANK LOAN OBLIGATIONS
AUTOMOBILES & COMPONENTS	$2,423,819	0.1%
BANKS	543,813	0.0
CAPITAL GOODS	5,966,368	0.1
COMMERCIAL & PROFESSIONAL SERVICES	17,002,621	0.3
CONSUMER DURABLES & APPAREL	4,109,624	0.1
CONSUMER SERVICES	14,338,262	0.3
DIVERSIFIED FINANCIALS	724,309	0.0
ENERGY	1,889,966	0.0
FOOD, BEVERAGE & TOBACCO	3,914,510	0.1
HEALTH CARE EQUIPMENT & SERVICES	12,991,021	0.3
HOUSEHOLD & PERSONAL PRODUCTS	1,846,427	0.0
INSURANCE	5,858,549	0.1
MATERIALS	6,964,732	0.1
MEDIA & ENTERTAINMENT	25,176,641	0.5
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	6,971,262	0.1
REAL ESTATE	1,215,056	0.0
RETAILING	5,811,460	0.1
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	1,647,824	0.0
SOFTWARE & SERVICES	13,755,264	0.3
TECHNOLOGY HARDWARE & EQUIPMENT	2,062,661	0.1
TELECOMMUNICATION SERVICES	4,984,010	0.1
TRANSPORTATION	7,183,354	0.1
UTILITIES	6,077,705	0.1
TOTAL BANK LOAN OBLIGATIONS (Cost $155,618,209)	153,459,258	2.9

BONDS

CORPORATE BONDS
AUTOMOBILES & COMPONENTS	32,565,411	0.6
BANKS
Bank of America Corp
$19,525,000	0.810%, 10/24/24	18,890,703	0.4
22,795,000	2.592%, 04/29/31	21,029,903	0.4
Citigroup, Inc
58,805,000	2.520%–6.300%, 03/26/25–N/A‡	57,206,187	1.1
JPMorgan Chase & Co
56,365,000	1.953%–6.100%, 05/18/23–N/A‡	53,678,480	1.0
Other	301,833,714	5.7
452,638,987	8.6
CAPITAL GOODS	61,091,919	1.2
COMMERCIAL & PROFESSIONAL SERVICES	22,333,607	0.4
CONSUMER DURABLES & APPAREL	11,273,048	0.2
				% of net
Principal		Issuer	Value	assets
CONSUMER SERVICES			$27,382,471	0.5%
DIVERSIFIED FINANCIALS			251,881,837	4.8
ENERGY			203,865,828	3.9
FOOD & STAPLES RETAILING			17,446,921	0.3
FOOD, BEVERAGE & TOBACCO			64,857,110	1.2
HEALTH CARE EQUIPMENT & SERVICES			89,755,483	1.7
HOUSEHOLD & PERSONAL PRODUCTS			1,364,476	0.0
INSURANCE			41,295,379	0.8
MATERIALS			98,949,899	1.9
MEDIA & ENTERTAINMENT			144,165,129	2.7
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			50,779,787	1.0
REAL ESTATE			92,754,039	1.8
RETAILING			31,275,424	0.6
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			24,592,468	0.5
SOFTWARE & SERVICES			24,823,157	0.5
TECHNOLOGY HARDWARE & EQUIPMENT			28,673,565	0.6
TELECOMMUNICATION SERVICES			124,584,559	2.4
TRANSPORTATION			32,548,504	0.6
UTILITIES			159,716,469	3.0
		TOTAL CORPORATE BONDS (Cost $2,202,166,965)	2,090,615,477	39.8

GOVERNMENT BONDS
FOREIGN GOVERNMENT BONDS			170,848,986	3.3
MORTGAGE BACKED
		Federal Home Loan Mortgage Corp (FHLMC)
$45,090,414		3.000%, 11/01/49	44,383,834	0.9
16,032,071	h	2.000%, 02/01/52	14,915,187	0.3
17,246,286	h	2.500%, 02/01/52	16,484,924	0.3
15,700,000	h	2.500%, 03/01/52	15,030,809	0.3
20,520,000	h	2.500%, 03/01/52	19,608,821	0.4
		Federal National Mortgage Association (FNMA)
38,345,000		2.000%, 04/25/37	37,241,083	0.7
16,855,000		2.500%, 04/25/37	16,656,822	0.3
36,453,675		2.000%, 04/01/51	33,924,566	0.7
19,363,425	h	2.000%, 12/01/51	18,001,118	0.4
22,146,033	h	2.500%, 01/01/52	21,162,665	0.4
15,129,159	h	2.500%, 02/01/52	14,470,819	0.3
27,865,307		2.500%, 02/01/52	26,627,918	0.5
18,075,652		3.500%, 02/01/52	18,288,129	0.4
18,595,000		2.000%, 04/25/52	17,260,664	0.3
76,782,000		3.000%, 04/25/52	75,102,394	1.4
287,343,100		2.000%–9.000%, 07/01/22–04/25/52	260,998,190	4.9
		Government National Mortgage Association (GNMA)
39,215,000		2.500%, 04/20/52	38,033,954	0.7
42,815,000		3.000%, 04/20/52	42,311,589	0.8
		Other	154,738,209	2.9
			885,241,695	16.9

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2022 Annual Report	41

Summary portfolio of investments	continued

Core Plus Bond Fund ■ March 31, 2022

				% of net
Principal		Issuer	Value	assets
MUNICIPAL BONDS			$79,698,812	1.5%
U.S. TREASURY SECURITIES
		United States Treasury Inflation Indexed Bonds
$25,349,000	k	0.125%, 01/15/32	26,957,572	0.5
		United States Treasury Bond
22,630,000		2.250%, 05/15/41	21,363,250	0.4
40,800,000		1.750%, 08/15/41	35,362,125	0.7
19,500,000		2.000%, 11/15/41	17,644,453	0.3
81,886,900		2.250%, 02/15/42	78,982,474	1.5
23,295,000		1.875%, 11/15/51	20,434,083	0.4
196,961,000	d	2.250%, 02/15/52	188,897,909	3.6
61,380,000		0.125%–2.500%, 06/30/22–02/15/41	59,017,250	1.2
		United States Treasury Note
19,715,000		0.125%, 01/31/23	19,481,654	0.4
89,430,000	e	1.500%, 02/29/24	88,126,977	1.7
67,270,000		1.875%, 02/28/27	65,467,374	1.2
35,225,000		1.875%, 02/28/29	34,003,133	0.6
52,200,000		1.875%, 02/15/32	50,128,313	0.9
			705,866,567	13.4
		TOTAL GOVERNMENT BONDS (Cost $1,894,941,790)	1,841,656,060	35.1
STRUCTURED ASSETS
ASSET BACKED			457,444,230	8.7
OTHER MORTGAGE BACKED
		COMM Mortgage Trust
46,238,000	g	3.000%–5.262%, 03/10/46–10/10/48	44,563,883	0.8
		Other	450,566,203	8.6
			495,130,086	9.4
		TOTAL STRUCTURED ASSETS (Cost $1,006,902,565)	952,574,316	18.1
		TOTAL BONDS (Cost $5,104,011,320)	4,884,845,853	93.0

Shares		Company
COMMON STOCKS
ENERGY			16	0.0
MATERIALS			845,124	0.0
REAL ESTATE			11,430	0.0
		TOTAL COMMON STOCKS (Cost $1,019,745)	856,570	0.0

PREFERRED STOCKS
BANKS			5,636,000	0.1
DIVERSIFIED FINANCIALS			3,825,357	0.1

		TOTAL PREFERRED STOCKS (Cost $8,826,338)	9,461,357	0.2
				% of net
Principal		Issuer	Value	assets
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
		Federal Farm Credit Bank (FFCB)
$32,495,000		0.000%, 04/29/22	$32,490,707	0.6%
23,608,000		0.000%, 06/16/22	23,577,215	0.4
19,230,000	h	0.000%, 09/01/22	19,144,823	0.4
54,379,000		0.000%–0.000%, 04/11/22-07/25/22	54,318,592	1.1
		Federal Home Loan Bank (FHLB)
35,000,000		0.000%, 04/01/22	35,000,000	0.7
30,000,000		0.000%, 04/05/22	29,999,434	0.6
38,000,000		0.000%, 04/06/22	37,999,104	0.7
37,500,000		0.000%, 04/08/22	37,498,761	0.7
44,750,000		0.000%, 04/18/22	44,746,408	0.8
15,995,000		0.000%, 05/04/22	15,988,856	0.3
40,000,000		0.000%, 05/05/22	39,984,170	0.8
23,500,000		0.000%, 05/06/22	23,490,426	0.4
25,000,000		0.000%, 05/23/22	24,984,870	0.5
25,000,000		0.000%, 05/27/22	24,983,744	0.5
17,820,000		0.000%, 06/17/22	17,796,457	0.3
20,000,000		0.000%, 06/30/22	19,969,120	0.4
20,000,000		0.000%, 08/03/22	19,937,692	0.4
58,450,000		0.000%–0.000%, 04/07/22-07/19/22	58,412,704	1.1
		Other	4,999,111	0.1
			565,322,194	10.8
REPURCHASE AGREEMENT
		Fixed Income Clearing Corp (FICC)
15,915,000	r	0.250%, 04/01/22	15,915,000	0.3
			15,915,000	0.3
TREASURY DEBT
		United States Treasury Note
25,000,000		1.750%, 05/15/22	25,044,291	0.5
		Other	43,365,675	0.8
			68,409,966	1.3

Shares		Company
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
119,034,091	c	State Street Navigator Securities Lending Government Money Market Portfolio 0.290%	119,034,091	2.3
			119,034,091	2.3
		TOTAL SHORT-TERM INVESTMENTS (Cost $769,319,301)	768,681,251	14.7
		TOTAL PORTFOLIO (Cost $6,038,794,913)	5,817,304,289	110.8
		OTHER ASSETS & LIABILITIES, NET	(566,191,828)	(10.8)
		NET ASSETS	$5,251,112,461	100.0%

42	2022 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments	concluded

Core Plus Bond Fund ■ March 31, 2022

‡	Perpetual security
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $117,248,148. See Note 4 in the Notes to financial statements for additional information about securities lending collateral.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 3/31/22, the aggregate value of these securities, including those in “Other,” is $1,598,345,438 or 30.4% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
r	Agreement with Fixed Income Clearing Corp (FICC), 0.250% dated 3/31/22 to be repurchased at $15,915,000 on 4/1/22, collateralized by Government Agency Securities, with coupon rate 2.375% and maturity date 3/31/29, valued at $16,233,347.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

Futures contracts outstanding as of March 31, 2022 were as follows:

Description	Number of long (short contracts	)	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation	)
US Ultra 10 Year Bond	(177)		06/21/22	$(24,678,245)	$(23,977,969)	$700,276

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2022 Annual Report	43

Summary portfolio of investments

5–15 Year Laddered Tax-Exempt Bond Fund  ■  March 31, 2022

Principal		Issuer	Value	% of net assets
LONG-TERM MUNICIPAL BONDS
ALABAMA
		Lower Alabama Gas District
$2,900,000	i	4.000%, 12/01/50	$2,997,393	1.1%
		Other	3,255,114	1.2
			6,252,507	2.3
ALASKA
		Borough of Matanuska-Susitna AK
2,570,000		5.000%, 09/01/25	2,796,854	1.0
		Other	547,804	0.2
			3,344,658	1.2
ARIZONA
		Chandler Industrial Development Authority
2,000,000	i	5.000%, 06/01/49	2,115,265	0.8
		Other	208,876	0.1
			2,324,141	0.9
ARKANSAS			1,158,336	0.4
CALIFORNIA
		California Health Facilities Financing Authority
1,510,000		5.000%, 09/01/33	1,713,451	0.6
		City of Los Angeles Department of Airports
2,000,000		5.000%, 05/15/27	2,196,522	0.8
		San Francisco City & County Airport Comm-San Francisco International Airport
1,405,000		5.000%, 05/01/31	1,635,015	0.6
		Other	6,471,468	2.5
			12,016,456	4.5
COLORADO
		City & County of Denver CO Airport System Revenue
1,500,000		5.000%, 11/15/30	1,675,860	0.6
		Other	2,424,274	0.9
			4,100,134	1.5
CONNECTICUT
		City of Bridgeport CT
1,900,000		5.000%, 06/01/34	2,215,056	0.8
		University of Connecticut
2,000,000		5.000%, 03/15/28	2,204,134	0.8
		Other	6,932,873	2.6
			11,352,063	4.2
DISTRICT OF COLUMBIA
		Metropolitan Washington Airports Authority Aviation Revenue
2,680,000		5.000%, 10/01/28	3,041,381	1.1
3,800,000		5.000%, 10/01/32	4,445,824	1.7
		Other	1,072,458	0.4
			8,559,663	3.2
FLORIDA
		County of Miami-Dade FL Aviation Revenue
1,500,000		4.000%, 10/01/36	1,588,178	0.6
		Escambia County Health Facilities Authority
3,000,000		5.000%, 08/15/32	3,432,783	1.3
Principal	Issuer	Value	% of net assets
FLORIDA—continued
	Miami-Dade County Expressway Authority
$1,375,000	5.000%, 07/01/31	$1,522,701	0.6%
	Port St. Lucie Community Redevelopment Agency
2,180,000	5.000%, 01/01/26	2,391,946	0.9
	Other	8,044,746	3.0
		16,980,354	6.4
GEORGIA
	Municipal Electric Authority of Georgia
2,500,000	5.000%, 01/01/62	2,808,555	1.1
	Other	8,489,240	3.1
		11,297,795	4.2
GUAM		442,260	0.2
HAWAII		3,652,276	1.4
ILLINOIS
	Chicago Board of Education
1,500,000	5.000%, 12/01/26	1,626,420	0.6
	Chicago Midway International Airport
2,000,000	5.000%, 01/01/26	2,166,011	0.8
	City of Chicago IL
3,250,000	5.000%, 01/01/28	3,542,480	1.3
	City of Chicago IL, GO
1,500,000	5.500%, 01/01/35	1,605,800	0.6
	County of Cook IL
1,750,000	5.000%, 11/15/31	1,936,769	0.7
	Metropolitan Water Reclamation District of Greater Chicago
2,000,000	5.000%, 12/01/30	2,242,278	0.9
	Sales Tax Securitization Corp
1,500,000	5.000%, 01/01/30	1,680,673	0.6
	State of Illinois
2,000,000	5.000%, 06/01/28	2,169,874	0.8
1,500,000	5.000%, 03/01/37	1,663,633	0.6
	Other	13,733,668	5.2
		32,367,606	12.1
INDIANA		1,495,306	0.6
IOWA		542,055	0.2
KENTUCKY		2,794,695	1.0
LOUISIANA		3,376,550	1.3
MAINE		84,324	0.0
MARYLAND
	County of Baltimore MD
2,000,000	4.000%, 01/01/29	2,196,743	0.8
		2,196,743	0.8
MASSACHUSETTS
	University of Massachusetts Building Authority
2,100,000	5.000%, 11/01/29	2,500,130	0.9
	Other	559,629	0.2
		3,059,759	1.1

44	2022 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments	continued

5–15 Year Laddered Tax-Exempt Bond Fund ■ March 31, 2022

Principal	Issuer	Value	% of net assets
MICHIGAN
	Michigan Finance Authority
$2,000,000	5.000%, 04/01/25	$2,163,224	0.8%
2,000,000	5.000%, 11/15/28	2,219,894	0.8
1,650,000	5.000%, 07/01/44	1,666,021	0.6
	State of Michigan Trunk Line Revenue
1,750,000	5.000%, 11/15/30	2,113,848	0.8
	Other	3,591,473	1.4
		11,754,460	4.4
MINNESOTA		1,845,114	0.7
MISSISSIPPI		3,394,434	1.3
MISSOURI
	City of Kansas City MO Sanitary Sewer System Revenue
2,500,000	3.000%, 01/01/37	2,507,268	1.0
	St. Louis Municipal Finance Corp
1,745,000	5.000%, 02/15/26	1,924,433	0.7
	Other	3,480,893	1.3
		7,912,594	3.0
NEVADA		1,089,699	0.4
NEW HAMPSHIRE		149,472	0.1
NEW JERSEY
	New Jersey Economic Development Authority
2,500,000	5.000%, 11/01/35	2,792,888	1.1
	New Jersey Transportation Trust Fund Authority
4,000,000	5.000%, 06/15/34	4,451,743	1.7
	Other	8,399,928	3.1
		15,644,559	5.9
NEW YORK
	New York State Dormitory Authority
1,750,000	5.000%, 07/01/33	1,974,631	0.7
	Port Authority of New York & New Jersey
1,500,000	5.000%, 07/15/31	1,735,538	0.7
1,625,000	4.000%, 07/15/36	1,700,600	0.6
	Other	10,530,473	4.0
		15,941,242	6.0
NORTH CAROLINA		4,238,340	1.6
NORTH DAKOTA		999,847	0.4
OHIO
	County of Miami OH
1,500,000	5.000%, 08/01/32	1,715,153	0.7
	Other	5,695,132	2.1
		7,410,285	2.8
OKLAHOMA
	Oklahoma Development Finance Authority
1,500,000	5.250%, 08/15/48	1,609,198	0.6
	Other	848,673	0.3
		2,457,871	0.9
OREGON		1,473,737	0.5
Principal		Issuer	Value	% of net assets
PENNSYLVANIA
		School District of the City of Erie
$1,500,000		5.000%, 04/01/28	$1,708,130	0.6%
		Other	6,852,534	2.6
			8,560,664	3.2
RHODE ISLAND			930,944	0.3
SOUTH CAROLINA
		Center for Arts & Health Sciences Public Facilities Corp
2,000,000		4.000%, 10/01/37	2,216,123	0.8
		Other	3,358,514	1.3
			5,574,637	2.1
TENNESSEE
		Metropolitan Nashville Airport Authority
2,305,000		5.000%, 07/01/35	2,605,804	1.0
		Other	974,445	0.3
			3,580,249	1.3
TEXAS
		City of El Paso TX Airport Revenue
2,000,000		5.000%, 08/15/28	2,249,448	0.8
		City of Houston TX
1,970,000		5.000%, 03/01/32	2,204,976	0.8
		City of Houston TX Combined Utility System Revenue
3,000,000		5.000%, 11/15/29	3,559,903	1.4
		Texas Private Activity Bond Surface Transportation Corp
2,500,000		5.000%, 12/31/35	2,798,534	1.1
		Other	14,448,548	5.4
			25,261,409	9.5
UTAH			2,758,884	1.0
VIRGIN ISLANDS
		Virgin Islands Public Finance Authority
2,000,000	g	5.000%, 09/01/25	2,142,559	0.8
2,500,000	g	5.000%, 09/01/33	2,692,222	1.0
			4,834,781	1.8
VIRGINIA			445,729	0.2
WASHINGTON
		Washington Health Care Facilities Authority
1,500,000	i	4.000%, 10/01/42	1,660,694	0.7
		Other	2,797,575	1.0
			4,458,269	1.7
WEST VIRGINIA			3,376,981	1.3
		TOTAL LONG-TERM MUNICIPAL BONDS (Cost $270,706,524)	261,491,882	97.9
		TOTAL PORTFOLIO (Cost $270,706,524)	261,491,882	97.9
		OTHER ASSETS & LIABILITIES, NET	5,573,901	2.1
		NET ASSETS	$267,065,783	100.0%

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2022 Annual Report	45

Summary portfolio of investments	concluded

5–15 Year Laddered Tax-Exempt Bond Fund ■ March 31, 2022

GO	General Obligation

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 3/31/22, the aggregate value of these securities, including those in “Other,” is $6,909,906 or 2.6% of net assets.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

46	2022 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments

Green Bond Fund  ■  March 31, 2022

Principal		Issuer	Value	% of net assets
BANK LOAN OBLIGATIONS
COMMERCIAL & PROFESSIONAL SERVICES			$486,331	0.5%
UTILITIES			483,558	0.4
		TOTAL BANK LOAN OBLIGATIONS (Cost $977,994)	969,889	0.9

BONDS

CORPORATE BONDS
AUTOMOBILES & COMPONENTS			773,130	0.7
BANKS
		ABN AMRO Bank NV
$1,200,000	g	2.470%, 12/13/29	1,096,796	1.1
		Canadian Imperial Bank of Commerce
1,000,000		0.950%, 10/23/25	919,944	0.9
		ING Groep NV
1,000,000	g	1.400%, 07/01/26	925,132	0.9
		Other	1,856,997	1.7
			4,798,869	4.6
CAPITAL GOODS
		Xylem, Inc
1,000,000		1.950%, 01/30/28	925,484	0.9
755,000		2.250%, 01/30/31	685,796	0.7
		Other	223,194	0.2
			1,834,474	1.8
COMMERCIAL & PROFESSIONAL SERVICES
		International Bank for Reconstruction & Development
1,000,000		0.000%, 03/31/27	943,723	0.9
			943,723	0.9
CONSUMER DURABLES & APPAREL			227,502	0.2
CONSUMER SERVICES
		Nature Conservancy
1,000,000		3.957%, 03/01/52	1,032,097	1.0
		Other	947,322	0.9
			1,979,419	1.9
DIVERSIFIED FINANCIALS
		Kreditanstalt fuer Wiederaufbau
1,000,000		2.000%, 09/29/22	1,004,147	1.0
		Toyota Motor Credit Corp
1,000,000		2.150%, 02/13/30	927,471	0.9
		Other	751,543	0.7
			2,683,161	2.6
ENERGY			526,890	0.5
FOOD & STAPLES RETAILING
		Walmart, Inc
1,575,000		1.800%, 09/22/31	1,432,750	1.4
		Other	232,482	0.2
			1,665,232	1.6
Principal		Issuer	Value	% of net assets
FOOD, BEVERAGE & TOBACCO
		PepsiCo, Inc
$1,000,000		2.875%, 10/15/49	$926,367	0.9%
		Other	263,050	0.2
			1,189,417	1.1
HEALTH CARE EQUIPMENT & SERVICES
		Kaiser Foundation Hospitals
1,000,000		2.810%, 06/01/41	873,202	0.8
		Other	221,055	0.2
			1,094,257	1.0
MATERIALS
		Sonoco Products Co
1,000,000		2.250%, 02/01/27	946,827	0.9
1,000,000		2.850%, 02/01/32	934,636	0.9
		Other	1,297,032	1.2
			3,178,495	3.0
REAL ESTATE
		Federal Realty Investment Trust
1,300,000		1.250%, 02/15/26	1,196,319	1.1
		Host Hotels & Resorts LP
1,000,000		2.900%, 12/15/31	893,854	0.9
		Kilroy Realty LP
1,000,000		2.650%, 11/15/33	866,410	0.8
		Other	2,654,338	2.6
			5,610,921	5.4
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
		SK Hynix, Inc
1,275,000	g	2.375%, 01/19/31	1,111,347	1.1
		Other	242,314	0.2
			1,353,661	1.3
SOFTWARE & SERVICES			277,541	0.3
TECHNOLOGY HARDWARE & EQUIPMENT
		Apple, Inc
1,000,000		2.850%, 02/23/23	1,008,321	1.0
948,000		3.000%, 06/20/27	958,918	0.9
		Other	223,675	0.2
			2,190,914	2.1
TELECOMMUNICATION SERVICES
		Verizon Communications, Inc
1,000,000		3.875%, 03/01/52	1,004,789	1.0
			1,004,789	1.0
UTILITIES
		AES Corp
1,250,000		1.375%, 01/15/26	1,149,465	1.1
		Avangrid, Inc
1,777,000		3.200%, 04/15/25	1,771,504	1.7
		Dominion Energy, Inc
1,000,000		2.250%, 08/15/31	900,749	0.9
		DTE Electric Co
1,000,000		1.900%, 04/01/28	930,197	0.9
		Duke Energy Florida LLC
1,000,000		2.500%, 12/01/29	940,508	0.9

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2022 Annual Report	47

Summary portfolio of investments	continued

Green Bond Fund ■ March 31, 2022

Principal		Issuer	Value	% of net assets
UTILITIES—continued
		Duke Energy Progress LLC
$1,000,000		3.450%, 03/15/29	$1,001,969	1.0%
		Georgia Power Co
747,000		3.250%, 04/01/26	749,474	0.7
		Interstate Power & Light Co
1,650,000		3.600%, 04/01/29	1,648,402	1.6
		New York State Electric & Gas Corp
1,075,000	g	2.150%, 10/01/31	953,851	0.9
		Niagara Mohawk Power Corp
950,000	g	1.960%, 06/27/30	844,246	0.8
		PacifiCorp
1,000,000		2.900%, 06/15/52	873,707	0.8
		Public Service Electric and Gas Co
1,000,000		3.100%, 03/15/32	987,912	1.0
		San Diego Gas & Electric Co
750,000		2.950%, 08/15/51	658,820	0.6
		SCE Recovery Funding LLC
1,000,000		2.943%, 11/15/42	959,300	0.9
960,000		3.240%, 11/15/46	896,458	0.9
		Union Electric Co
1,075,000	h	3.900%, 04/01/52	1,112,138	1.1
		Vistra Corp
1,050,000	g	7.000%, N/A‡	1,022,143	1.0
		Other	8,981,913	8.5
			26,382,756	25.3
		TOTAL CORPORATE BONDS (Cost $59,810,816)	57,715,151	55.3

GOVERNMENT BONDS
AGENCY SECURITIES
		Overseas Private Investment Corp (OPIC)
1,639,887		3.430%, 06/01/33	1,678,683	1.6
1,125,276		2.940%, 07/31/33	1,121,717	1.1
		Other	1,099,956	1.0
			3,900,356	3.7
FOREIGN GOVERNMENT BONDS
		Asian Development Bank
750,000		3.125%, 09/26/28	777,602	0.8
		European Investment Bank
2,000,000		0.750%, 09/23/30	1,746,825	1.7
		Other	4,445,469	4.3
			6,969,896	6.8
MORTGAGE BACKED			442,883	0.4
MUNICIPAL BONDS			6,099,215	5.8
		TOTAL GOVERNMENT BONDS (Cost $18,074,564)	17,412,350	16.7
Principal		Issuer	Value	% of net assets
STRUCTURED ASSETS
ASSET BACKED
		GoodLeap Sustainable Home Solutions Trust
$1,173,983	g	1.930%–2.700%, 05/20/48–01/20/49	$1,078,080	1.1%
		Mosaic Solar Loan Trust
		Series–2021 1A (Class B)
920,242	g	2.050%, 12/20/46	848,322	0.8
		Series–2021 3A (Class C)
1,000,000	g	1.770%, 06/20/52	924,206	0.9
1,911,285	†,g	0.000%–2.250%, 04/20/46–06/20/52	1,767,803	1.7
		Sunnova Helios VIII Issuer LLC
		Series–2022 A (Class A)
1,191,289	g	2.790%, 02/22/49	1,140,071	1.1
		Tesla Auto Lease Trust
1,431,336	g	0.560%–2.330%, 10/20/22–09/22/25	1,409,690	1.3
		Other	4,198,835	4.0
			11,367,007	10.9
OTHER MORTGAGE BACKED
		GS Mortgage Securities Corp II
		Series–2018 GS10 (Class WLSA)
1,102,000	g,i	4.577%, 03/10/33w	1,113,008	1.1
		J.P. Morgan Chase Commercial Mortgage Securities Trust
		Series–2020 609M (Class A)
1,255,000	g,i	1.767%, 10/15/33, LIBOR 1 M + 1.370%	1,232,909	1.2
		J.P. Morgan Chase Commercial Mortgage Securities Trust
		Series–2020 609M (Class B)
1,000,000	g,i	2.167%, 10/15/33, LIBOR 1 M + 1.770%	972,348	0.9
		Manhattan West Mortgage Trust
		Series–2020 1MW (Class A)
1,000,000	g	2.130%, 09/10/39	924,286	0.9
		Other	5,507,183	5.2
			9,749,734	9.3
		TOTAL STRUCTURED ASSETS (Cost $21,761,561)	21,116,741	20.2
		TOTAL BONDS (Cost $99,646,941)	96,244,242	92.2

Shares		Company
PREFERRED STOCKS
REAL ESTATE			416,400	0.4
UTILITIES			773,960	0.7
		TOTAL PREFERRED STOCKS (Cost $1,400,000)	1,190,360	1.1

48	2022 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments	concluded

Green Bond Fund ■ March 31, 2022

Principal		Issuer	Value	% of net assets
SHORT-TERM INVESTMENTS
REPURCHASE AGREEMENT
		Fixed Income Clearing Corp (FICC)
$9,530,000	r	0.250%, 04/01/22	$9,530,000	9.1%
			9,530,000	9.1

Shares		Company
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
259,024	c	State Street Navigator Securities Lending Government Money Market Portfolio 0.290%	259,024	0.3
		TOTAL SHORT-TERM INVESTMENTS (Cost $9,789,024)	9,789,024	9.4
		TOTAL PORTFOLIO (Cost $111,813,959)	108,193,515	103.6
		OTHER ASSETS & LIABILITIES, NET	(3,750,006)	(3.6)
		NET ASSETS	$104,443,509	100.0%

LIBOR	London Interbank Offered Rate
M	Month

†	Security is categorized as Level 3 in the fair value hierarchy.
‡	Perpetual security
c	Investments made with cash collateral received from securities on loan.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 3/31/22, the aggregate value of these securities, including those in “Other,” is $39,628,691 or 37.9% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
r	Agreement with Fixed Income Clearing Corp (FICC), 0.250% dated 3/31/22 to be repurchased at $9,530,000 on 4/1/22, collateralized by Government Agency Securities, with coupon rate 2.375% and maturity date 3/31/29, valued at $9,720,638.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 3/31/22, the aggregate value of securities on loan is $255,487. See Note 4 in the Notes to financial statements for additional information about securities lending collateral.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2022 Annual Report	49

Summary portfolio of investments

High-Yield Fund  ■  March 31, 2022

Principal		Issuer	Value	% of net assets
BANK LOAN OBLIGATIONS
AUTOMOBILES & COMPONENTS			$34,830	0.0%
CAPITAL GOODS			12,392	0.0
COMMERCIAL & PROFESSIONAL SERVICES
		Spin Holdco, Inc
$19,477,813	i	4.750%, 03/04/28, LIBOR 3M + 4.000%	19,304,655	0.6
		Other	23,781,072	0.8
			43,085,727	1.4
CONSUMER SERVICES			9,358,622	0.3
DIVERSIFIED FINANCIALS			13,900,630	0.4
ENERGY			3,976,004	0.1
FOOD, BEVERAGE & TOBACCO			17,138,854	0.6
HEALTH CARE EQUIPMENT & SERVICES
		Surgery Center Holdings, Inc
20,996,334	i	4.500%, 09/03/26, LIBOR 1M + 3.750%	20,810,097	0.7
		Verscend Holding Corp
15,647,492	i	4.457%, 08/27/25, LIBOR 1M + 4.000%	15,569,254	0.5
			36,379,351	1.2
HOUSEHOLD & PERSONAL PRODUCTS			6,899,087	0.2
MATERIALS			9,176,483	0.3
MEDIA & ENTERTAINMENT			11,442,521	0.4
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
		Jazz Financing Lux Sarl
14,857,600	i	4.000%, 05/05/28, LIBOR 1M + 3.500%	14,788,958	0.5
		Other	4,520,000	0.1
			19,308,958	0.6
RETAILING			18,295,884	0.6
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			7,152,396	0.2
SOFTWARE & SERVICES
		Finastra USA, Inc
19,822,047	i	4.500%, 06/13/24, LIBOR 3M + 3.500%	19,547,313	0.6
		Rocket Software, Inc
14,917,350	i	4.750%, 11/28/25, LIBOR 1M + 4.250%	14,693,589	0.5
		Other	9,889,806	0.3
			44,130,708	1.4
TRANSPORTATION			12,651,780	0.4
		TOTAL BANK LOAN OBLIGATIONS (Cost $258,466,797)	252,944,227	8.1

BONDS

CORPORATE BONDS
AUTOMOBILES & COMPONENTS
		Gates Global LLC
22,075,000	g	6.250%, 01/15/26	22,095,640	0.7
		Goodyear Tire & Rubber Co
31,355,000		5.000%–5.625%, 07/15/29–04/30/33	29,190,694	1.0
		IHO Verwaltungs GmbH
19,800,000	g,o	6.375%, 05/15/29	19,503,000	0.6
		Other	37,431,523	1.1
			108,220,857	3.4
Principal		Issuer	Value	% of net assets
CAPITAL GOODS			$42,735,483	1.4%
COMMERCIAL & PROFESSIONAL SERVICES
		Albion Financing 2SARL
$27,345,000	g	8.750%, 04/15/27	26,325,031	0.8
		Allied Universal Holdco LLC
26,000,000	g	4.625%, 06/01/28	24,567,400	0.8
		Garda World Security Corp
21,600,000	g	4.625%, 02/15/27	20,702,520	0.7
		Prime Security Services Borrower LLC
20,075,000	g	5.750%, 04/15/26	20,480,013	0.6
23,100,000	g	6.250%, 01/15/28	22,605,545	0.7
		WASH Multifamily Acquisition, Inc
19,618,000	g	5.750%, 04/15/26	19,667,045	0.6
		Other	93,536,201	3.1
			227,883,755	7.3
CONSUMER DURABLES & APPAREL			7,881,000	0.3
CONSUMER SERVICES
		CDI Escrow Issuer, Inc
20,995,000	g,h	5.750%, 04/01/30	21,204,950	0.7
		Life Time, Inc
16,300,000	g	5.750%, 01/15/26	16,283,537	0.5
		Other	73,023,506	2.3
			110,511,993	3.5
DIVERSIFIED FINANCIALS
		Ford Motor Credit Co LLC
23,335,000		2.300%, 02/10/25	22,149,990	0.7
33,035,000		3.375%–5.113%, 11/13/25–05/03/29	33,087,738	1.0
		Navient Corp
32,330,000		4.875%–6.750%, 03/25/24–03/15/29	31,246,763	1.1
		Other	100,815,564	3.2
			187,300,055	6.0
ENERGY
		Ferrellgas Escrow LLC
20,285,000	g	5.375%, 04/01/26	19,154,314	0.6
22,178,000	g	5.875%, 04/01/29	20,469,629	0.7
		Laredo Petroleum, Inc
15,000,000		9.500%, 01/15/25	15,639,825	0.5
		New Fortress Energy, Inc
19,075,000	g	6.500%, 09/30/26	18,898,938	0.6
		Occidental Petroleum Corp
17,875,000		6.375%, 09/01/28	20,131,719	0.6
11,800,000		8.875%, 07/15/30	15,133,500	0.5
33,083,000		3.000%–8.500%, 02/15/27–08/15/49	36,467,940	1.2
		USA Compression Partners LP
18,000,000		6.875%, 04/01/26	18,162,000	0.5
		Other	331,455,244	10.6
			495,513,109	15.8
FOOD & STAPLES RETAILING
		Yum! Brands, Inc
14,665,000	h	5.375%, 04/01/32	14,698,143	0.5
		Other	9,718,481	0.3
			24,416,624	0.8

50	2022 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments	continued

High-Yield Fund ■ March 31, 2022

Principal		Issuer	Value	% of net assets
FOOD, BEVERAGE & TOBACCO
		Primo Water Holdings, Inc
$19,950,000	g	4.375%, 04/30/29	$18,056,745	0.6%
		Other	30,078,440	0.9
			48,135,185	1.5
HEALTH CARE EQUIPMENT & SERVICES
		CHS/Community Health Systems, Inc
39,240,000		5.250%–8.000%, 03/15/26–05/15/30	38,425,604	1.2
		Global Medical Response, Inc
15,000,000	g	6.500%, 10/01/25	14,887,500	0.5
		Tenet Healthcare Corp
33,000,000	g	4.375%, 01/15/30	31,677,690	1.0
		Other	98,021,222	3.1
			183,012,016	5.8
HOUSEHOLD & PERSONAL PRODUCTS
		Coty, Inc
16,700,000	g	5.000%, 04/15/26	16,261,625	0.5
		Other	24,647,930	0.8
			40,909,555	1.3
INSURANCE
		Acrisure LLC
18,513,000	g	4.250%, 02/15/29	16,817,579	0.5
		Other	28,596,903	0.9
			45,414,482	1.4
MATERIALS
		Olympus Water US Holding Corp
16,990,000	g	4.250%, 10/01/28	15,430,063	0.5
		SunCoke Energy, Inc
15,690,000	g	4.875%, 06/30/29	14,792,061	0.5
		Other	191,082,760	6.1
			221,304,884	7.1
MEDIA & ENTERTAINMENT
		CCO Holdings LLC
19,025,000	g	4.250%, 02/01/31	17,265,187	0.5
33,050,000		4.500%–5.375%, 02/01/28–05/01/32	31,320,343	1.1
		CSC Holdings LLC
36,975,000		3.375%–5.750%, 04/15/27–02/15/31	33,600,287	1.0
		DIRECTV Holdings LLC
15,900,000	g	5.875%, 08/15/27	15,641,625	0.5
		Univision Communications, Inc
17,575,000	g	4.500%, 05/01/29	16,729,379	0.5
		VZ Secured Financing BV
30,400,000	g	5.000%, 01/15/32	28,424,000	0.9
		Other	146,019,986	4.7
			289,000,807	9.2
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
		Organon Finance LLC
15,725,000	g	4.125%, 04/30/28	14,981,286	0.5
23,650,000	g	5.125%, 04/30/31	22,822,250	0.7
		Other	110,969,166	3.5
			148,772,702	4.7
REAL ESTATE			100,233,341	3.2
Principal		Issuer	Value	% of net assets
RETAILING
		Magic Mergeco, Inc
$17,587,000	g	5.250%, 05/01/28	$16,146,625	0.5%
		Staples, Inc
15,000,000	g	7.500%, 04/15/26	14,566,575	0.5
		Other	70,213,469	2.2
			100,926,669	3.2
SOFTWARE & SERVICES			66,399,404	2.1
TECHNOLOGY HARDWARE & EQUIPMENT
		Ahead DB Holdings LLC
20,700,000	g	6.625%, 05/01/28	18,493,794	0.6
		Imola Merger Corp
53,520,000	g	4.750%, 05/15/29	51,537,619	1.6
		Other	9,295,211	0.3
			79,326,624	2.5
TELECOMMUNICATION SERVICES
		Altice France S.A.
23,000,000	g	5.125%, 07/15/29	20,613,750	0.7
		Avaya, Inc
15,775,000	g	6.125%, 09/15/28	15,556,832	0.5
		Other	44,942,190	1.4
			81,112,772	2.6
TRANSPORTATION			35,241,954	1.1
UTILITIES			39,208,786	1.3
		TOTAL CORPORATE BONDS (Cost $2,790,436,028)	2,683,462,057	85.5
		TOTAL BONDS (Cost $2,790,436,028)	2,683,462,057	85.5

Shares		Company
COMMON STOCKS
ENERGY			79	0.0
		TOTAL COMMON STOCKS (Cost $0)	79	0.0

RIGHTS / WARRANTS
ENERGY			2,958,165	0.1
		TOTAL RIGHTS / WARRANTS (Cost $10,582,142)	2,958,165	0.1

Principal		Issuer

SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
		Federal Farm Credit Bank (FFCB)
$17,379,000		0.000%, 04/29/22	17,376,704	0.5
		Federal Home Loan Bank (FHLB)
20,000,000		0.000%, 04/01/22	20,000,000	0.7
15,000,000		0.000%, 05/04/22	14,994,238	0.5
20,000,000		0.000%, 05/24/22	19,987,663	0.6
50,000,000		0.000%–0.000%, 04/08/22-05/18/22	49,987,767	1.5
		Other	4,999,111	0.2
			127,345,483	4.0

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2022 Annual Report	51

Summary portfolio of investments	concluded

High-Yield Fund ■ March 31, 2022

Principal		Issuer	Value	% of net assets
REPURCHASE AGREEMENT
		Fixed Income Clearing Corp (FICC)
$48,950,000	r	0.250%, 04/01/22	$48,950,000	1.6%
			48,950,000	1.6
TREASURY DEBT			9,999,306	0.3

Shares		Company
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
41,688,554	c	State Street Navigator Securities Lending Government Money Market Portfolio 0.290%	41,688,554	1.3
			41,688,554	1.3
		TOTAL SHORT-TERM INVESTMENTS (Cost $227,991,871)	227,983,343	7.2
		TOTAL PORTFOLIO (Cost $3,287,476,838)	3,167,347,871	100.9
		OTHER ASSETS & LIABILITIES, NET	(29,434,885)	(0.9)
		NET ASSETS	$3,137,912,986	100.0%

LIBOR	London Interbank Offered Rate
M	Month

c	Investments made with cash collateral received from securities on loan.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 3/31/22, the aggregate value of these securities, including those in “Other,” is $2,100,880,738 or 67.0% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
o	Payment in Kind Bond.
r	Agreement with Fixed Income Clearing Corp (FICC), 0.250% dated 3/31/22 to be repurchased at $48,950,000 on 4/1/22, collateralized by Government Agency Securities, with coupon rate 2.375% and maturity date 3/31/29, valued at $49,929,008.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 3/31/22, the aggregate value of securities on loan is $50,045,221. See Note 4 in the Notes to financial statements for additional information about securities lending collateral.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

52	2022 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Portfolio of investments

Inflation-Linked Bond Fund  ■  March 31, 2022

Principal		Issuer	Value	% of net assets
BONDS

CORPORATE BONDS
TRANSPORTATION
		Grupo Aeromexico SAB de C.V.
$5,000,000	g	8.500%, 03/17/27	$5,023,250	0.1%
			5,023,250	0.1
		TOTAL CORPORATE BONDS (Cost $5,000,000)	5,023,250	0.1

GOVERNMENT BONDS
AGENCY SECURITIES
		HNA LLC
1,498,891		2.369%, 09/18/27	1,472,135	0.0
		Montefiore Medical Center
8,270,000		2.895%, 04/20/32	7,921,379	0.3
		Reliance Industries Ltd
2,631,579		2.444%, 01/15/26	2,612,572	0.1
			12,006,086	0.4
MORTGAGE BACKED
		Government National Mortgage Association (GNMA)
9,814,621		3.600%, 09/15/31	9,932,495	0.3
5,040,652		3.700%, 10/15/33	5,091,459	0.2
1,473,991		3.380%, 07/15/35	1,476,995	0.0
1,403,758		3.870%, 10/15/36	1,427,134	0.0
5,101,252		3.940%, 03/15/37	5,198,821	0.2
18,748,516		1.730%, 07/15/37	17,898,528	0.5
13,336,149		1.650%, 07/15/42	12,631,532	0.4
13,155,970		2.750%, 01/15/45	13,315,253	0.4
			66,972,217	2.0
U.S. TREASURY SECURITIES
		United States Treasury Inflation Indexed Bonds
97,515,761	k	0.625%, 04/15/23	101,671,608	3.1
132,120,504	k	0.375%, 07/15/23	138,680,080	4.3
137,679,695	k	0.625%, 01/15/24	144,803,006	4.4
25,653,517	k	0.500%, 04/15/24	26,962,247	0.8
160,020,173	d,k	0.125%, 07/15/24	167,927,419	5.1
98,365,864	k	0.125%, 10/15/24	102,892,231	3.2
131,402,658	k	0.250%, 01/15/25	137,795,705	4.2
90,131,502	k	2.375%, 01/15/25	100,038,926	3.1
33,785,409	k	0.125%, 04/15/25	35,313,671	1.1
136,263,843	k	0.375%, 07/15/25	144,101,675	4.4
121,687,579	k	0.125%, 10/15/25	127,550,923	3.9
110,176,474	k	0.625%, 01/15/26	117,456,299	3.6
56,092,739	k	2.000%, 01/15/26	62,850,161	1.9
40,506,904	k	0.125%, 04/15/26	42,339,209	1.3
110,942,140	k	0.125%, 07/15/26	116,606,257	3.6
143,994,710	k	0.125%, 10/15/26	151,357,565	4.6
127,331,956	k	0.375%, 01/15/27	134,951,977	4.1
52,653,187	k	2.375%, 01/15/27	61,078,725	1.9
102,074,571	k	0.375%, 07/15/27	108,715,398	3.3
140,479,974	k	0.500%, 01/15/28	150,264,185	4.6
63,815,790	k	1.750%, 01/15/28	73,056,615	2.2
43,064,248	k	3.625%, 04/15/28	54,542,721	1.7
79,211,191	k	0.750%, 07/15/28	86,624,864	2.7
82,065,871	k	0.875%, 01/15/29	90,604,248	2.8

Principal		Issuer	Value	% of net assets
U.S. TREASURY SECURITIES—continued
$48,025,408	k	2.500%, 01/15/29	$58,498,137	1.8%
30,664,204	k	3.875%, 04/15/29	40,539,035	1.2
57,655,525	k	0.250%, 07/15/29	61,545,021	1.9
64,637,690	k	0.125%, 01/15/30	68,225,587	2.1
114,577,368	k	0.125%, 07/15/30	121,501,243	3.7
84,218,940	k	0.125%, 01/15/31	89,125,680	2.7
126,303,331	k	0.125%, 07/15/31	134,323,098	4.1
50,225,612	k	3.375%, 04/15/32	70,829,885	2.2
7,773,048	k	0.125%, 02/15/51	7,948,852	0.3
13,365,267	k	0.125%, 02/15/52	13,842,970	0.4
3,909,019	e,k	0.125%, 01/15/32	4,157,073	0.1
			3,148,722,296	96.4
		TOTAL GOVERNMENT BONDS (Cost $3,100,548,860)	3,227,700,599	98.8
		TOTAL BONDS (Cost $3,105,548,860)	3,232,723,849	98.9
SHORT-TERM INVESTMENTS
REPURCHASE AGREEMENT
		Fixed Income Clearing Corp (FICC)
14,760,000	r	0.250%, 04/01/22	14,760,000	0.5
			14,760,000	0.5
Shares		Company

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
4,212,962	c	State Street Navigator Securities Lending Government Money Market Portfolio 0.290%	4,212,962	0.1
			4,212,962	0.1
		TOTAL SHORT-TERM INVESTMENTS (Cost $18,972,962)	18,972,962	0.6
		TOTAL PORTFOLIO (Cost $3,124,521,822)	3,251,696,811	99.5
		OTHER ASSETS & LIABILITIES, NET	16,060,799	0.5
		NET ASSETS	$3,267,757,610	100.0%

c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $4,139,733. See Note 4 in the Notes to financial statements for additional information about securities lending collateral.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 3/31/22, the aggregate value of these securities, including those in “Other,” is $5,023,250 or 0.2% of net assets.
k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
r	Agreement with Fixed Income Clearing Corp (FICC), 0.250% dated 3/31/22 to be repurchased at $14,760,000 on 4/1/22, collateralized by Government Agency Securities, with coupon rate 2.375% and maturity date 3/31/29, valued at $15,055,296.

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2022 Annual Report	53

Portfolio of investments	concluded

Inflation-Linked Bond Fund ■ March 31, 2022

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

Futures contracts outstanding as of March 31, 2022 were as follows:

Description	Number of long (short contracts	)	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation	)
US Ultra 30 Year Bond (CBT)	(50)		06/21/22	$(9,184,989)	$(8,856,250)	$328,739

54	2022 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments

Short Duration Impact Bond Fund  ■  March 31, 2022

Principal		Issuer	Value	% of net assets
BANK LOAN OBLIGATIONS

COMMERCIAL & PROFESSIONAL SERVICES
		LTR Intermediate Holdings, Inc
$496,256	i	5.500%, 05/05/28, LIBOR 3M + 4.500%	$486,331	1.3%
			486,331	1.3
UTILITIES
		Exgen Renewables IV LLC
488,748	i	3.500%, 12/15/27, LIBOR 3M + 2.500%	483,558	1.2
			483,558	1.2
		TOTAL BANK LOAN OBLIGATIONS (Cost $977,994)	969,889	2.5
BONDS

CORPORATE BONDS
AUTOMOBILES & COMPONENTS			194,824	0.5
BANKS
		Banco Santander S.A.
326,000	i	1.796%, 04/11/22, LIBOR 3 M + 1.560%	326,065	0.9
		Bank of America Corp
500,000		0.981%–1.112%, 09/25/25–07/22/27	485,750	1.3
		Citigroup, Inc
500,000	i	2.217%, 07/01/26, LIBOR 3 M + 1.250%	504,905	1.3
		Truist Bank
400,000	i	1.059%, 05/17/22, LIBOR 3 M + 0.590%	399,774	1.0
		UBS AG.
300,000	g,i	0.626%, 08/09/24, SOFR + 0.450%	298,378	0.8
		USAA Capital Corp
400,000	g	1.500%, 05/01/23	396,274	1.0
		Other	1,184,897	3.1
			3,596,043	9.4
CAPITAL GOODS			249,807	0.7
COMMERCIAL & PROFESSIONAL SERVICES			235,931	0.6
CONSUMER SERVICES
		Nature Conservancy
550,000		0.467%, 07/01/23	534,688	1.4
260,000	i	1.397%, 02/01/24, LIBOR 3 M + 1.080%	259,999	0.7
300,000		2.668%, 03/01/26	294,421	0.7
			1,089,108	2.8
DIVERSIFIED FINANCIALS
		Federation des Caisses Desjardins du Quebec
395,000		0.450%, 10/07/23	383,229	1.0
		Kreditanstalt fuer Wiederaufbau
500,000		2.000%, 09/29/22	502,073	1.3
		Morgan Stanley
500,000		0.791%, 01/22/25	479,984	1.3
		Other	2,346,402	6.1
			3,711,688	9.7
ENERGY
		Sunnova Energy Corp
270,000	e,g	5.875%, 09/01/26	258,357	0.7
		Other	243,036	0.6
			501,393	1.3
Principal		Issuer	Value	% of net assets
INSURANCE
		Five Corners Funding Trust
$250,000	g	4.419%, 11/15/23	$255,510	0.7%
		Other	244,273	0.6
			499,783	1.3
MATERIALS			239,571	0.6
REAL ESTATE
		Federal Realty Investment Trust
300,000		1.250%, 02/15/26	276,074	0.7
		Other	237,500	0.6
			513,574	1.3
TECHNOLOGY HARDWARE & EQUIPMENT			252,080	0.7
TELECOMMUNICATION SERVICES			249,736	0.7
TRANSPORTATION			239,699	0.6
UTILITIES
		Avangrid, Inc
300,000		3.200%, 04/15/25	299,072	0.8
		CenterPoint Energy Resources Corp
345,000	i	1.004%, 03/02/23, LIBOR 3 M + 0.500%	343,934	0.9
		India Cleantech Energy
292,050	g	4.700%, 08/10/26	273,460	0.7
		Korea Hydro & Nuclear Power Co Ltd
300,000	g	3.750%, 07/25/23	304,341	0.8
		National Fuel Gas Co
300,000		5.500%, 01/15/26	317,642	0.8
		OGE Energy Corp
300,000		0.703%, 05/26/23	293,905	0.8
		SCE Recovery Funding LLC
470,000		1.977%, 11/15/28	453,782	1.2
		Other	229,893	0.6
			2,516,029	6.6

		TOTAL CORPORATE BONDS (Cost $14,381,181)	14,089,266	36.8
GOVERNMENT BONDS
AGENCY SECURITIES
		Federal Home Loan Mortgage Corp (FHLMC)
500,000		0.375%–1.500%, 05/05/23–02/12/25	489,129	1.2
		Federal National Mortgage Association (FNMA)
500,000		0.250%, 07/10/23	488,529	1.3
		Penta Aircraft Leasing LLC
570,478		1.691%, 04/29/25	561,743	1.5
		Private Export Funding Corp (PEFCO)
1,000,000		2.050%, 11/15/22	1,002,778	2.6
		Other	1,017,914	2.7
			3,560,093	9.3

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2022 Annual Report	55

Summary portfolio of investments	continued

Short Duration Impact Bond Fund  ■  March 31, 2022

Principal		Issuer	Value	% of net assets
FOREIGN GOVERNMENT BONDS
		European Stability Mechanism
$500,000	g	1.375%, 09/11/24	$486,491	1.3%
		International Development Association
500,000	g	2.750%, 04/24/23	503,900	1.3
		Perusahaan Penerbit SBSN Indonesia III
500,000	g	3.750%, 03/01/23	506,250	1.3
		Other	951,799	2.5
			2,448,440	6.4
MORTGAGE BACKED			102,531	0.3
MUNICIPAL BONDS
		California Municipal Finance Authority
440,000		1.622%, 08/15/25	419,266	1.1
		City of Detroit MI
700,000		1.817%, 04/01/22	700,000	1.8
		Morris County Improvement Authority
650,000		0.468%, 06/15/23	638,904	1.7
		New York State Energy Research & Development Authority
330,000		1.624%, 10/01/22	328,866	0.9
		Other	1,245,514	3.2
			3,332,550	8.7
U.S. TREASURY SECURITIES
		United States Treasury Note
860,000		0.125%, 06/30/22	859,026	2.2
585,000		0.125%, 10/31/22	581,389	1.5
1,500,000		2.625%, 12/31/23	1,509,551	4.0
390,000	e	1.500%, 02/29/24	384,318	1.0
		Other	239,813	0.6
			3,574,097	9.3

		TOTAL GOVERNMENT BONDS (Cost $13,197,264)	13,017,711	34.0

STRUCTURED ASSETS
ASSET BACKED
		Delta Air Lines Pass Through Trust
486,915		2.000%–2.500%, 06/10/28	448,097	1.1
		GoodLeap Sustainable Home Solutions Trust
		Series–2021 4GS (Class A)
319,805	g	1.930%, 07/20/48	289,519	0.8
		HERO Funding Trust
501,738	g	2.720%–4.050%, 09/20/41–09/20/57	496,091	1.4
		Mosaic Solar Loan Trust
		Series–2020 2A (Class A)
334,048	g	1.440%, 08/20/46	304,336	0.8
		Series–2021 3A (Class A)
392,379	g	1.440%, 06/20/52	357,819	0.9
		STWD Mortgage Trust
		Series–2021 LIH (Class C)
270,000	g,i	2.352%, 11/15/36, LIBOR 1 M + 1.955%	264,251	0.7
		Sunnova Helios VIII Issuer LLC
		Series–2022 A (Class A)
287,895	g	2.790%, 02/22/49	275,517	0.7
		Sunrun Atlas Issuer LLC
		Series–2019 2 (Class A)
470,195	g	3.610%, 02/01/55	460,821	1.2
Principal		Issuer	Value	% of net assets
ASSET BACKED—continued
		Sunrun Callisto Issuer LLC
		Series–2019 1A (Class A)
$393,296	g	3.980%, 06/30/54	$386,935	1.0%
		Series–2021 2A (Class A)
317,649	g	2.270%, 01/30/57	289,164	0.8
		Tesla Auto Lease Trust
		Series–2021 B (Class A3)
600,000	g	0.600%, 09/22/25	579,287	1.5
750,000	g	0.560%–2.330%, 11/21/22–03/20/25	741,236	2.0
		Toyota Auto Receivables Owner Trust
		Series–2021 B (Class A2)
654,803		0.140%, 01/16/24	652,169	1.7
		Vivint Colar Financing V LLC
		Series–2018 1A (Class B)
550,067	g	7.370%, 04/30/48	551,936	1.4
		Other	850,499	2.2
			6,947,677	18.2
OTHER MORTGAGE BACKED
		Natixis Commercial Mortgage Securities Trust
		1.897%–4.647%, 07/15/36–07/15/36,
750,000	g,i	LIBOR 1 M + 1.500%-LIBOR 1 M + 4.250%	738,074	2.0
		Other	1,507,352	3.9
			2,245,426	5.9
		TOTAL STRUCTURED ASSETS (Cost $9,556,735)	9,193,103	24.1
		TOTAL BONDS (Cost $37,135,180)	36,300,080	94.9

SHORT-TERM INVESTMENTS
REPURCHASE AGREEMENT
		Fixed Income Clearing Corp (FICC)
1,300,000	r	0.250%, 04/01/22	1,300,000	3.4
			1,300,000	3.4

Shares		Company
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
647,468	c	State Street Navigator Securities Lending Government Money Market Portfolio 0.290%	647,468	1.7
			647,468	1.7
		TOTAL SHORT-TERM INVESTMENTS (Cost $1,947,468)	1,947,468	5.1
		TOTAL PORTFOLIO (Cost $40,060,642)	39,217,437	102.5
		OTHER ASSETS & LIABILITIES, NET	(959,528)	(2.5)
		NET ASSETS	$38,257,909	100.0%

56	2022 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments	concluded

Short Duration Impact Bond Fund  ■  March 31, 2022

LIBOR	London Interbank Offered Rate
M	Month
SOFR	Secure Overnight Financing Rate

c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $635,863. See Note 4 in the Notes to financial statements for additional information about securities lending collateral.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 3/31/22, the aggregate value of these securities, including those in “Other,” is $14,528,848 or 38.0% of net assets.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
r	Agreement with Fixed Income Clearing Corp (FICC), 0.250% dated 3/31/22 to be repurchased at $1,300,000 on 4/1/22, collateralized by Government Agency Securities, with coupon rate 0.125% and maturity date 1/15/32, valued at $1,326,107.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2022 Annual Report	57

Summary portfolio of investments

Short-Term Bond Fund  ■  March 31, 2022

Principal		Issuer	Value	% of net assets
BANK LOAN OBLIGATIONS
CAPITAL GOODS			$673,034	0.0%
COMMERCIAL & PROFESSIONAL SERVICES			1,310,237	0.1
CONSUMER SERVICES			6,075,839	0.3
HEALTH CARE EQUIPMENT & SERVICES			2,452,807	0.1
HOUSEHOLD & PERSONAL PRODUCTS			3,411,118	0.2
MATERIALS			4,970,313	0.3
MEDIA & ENTERTAINMENT			6,816,122	0.3
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			7,185,420	0.4
SOFTWARE & SERVICES			5,895,844	0.3
TRANSPORTATION			1,763,691	0.1
UTILITIES			552,970	0.0
		TOTAL BANK LOAN OBLIGATIONS (Cost $41,535,233)	41,107,395	2.1

BONDS

CORPORATE BONDS
AUTOMOBILES & COMPONENTS			5,770,236	0.3
BANKS
		Bank of America Corp
$24,300,000		3.004%, 12/20/23	24,361,354	1.2
		Citigroup, Inc
23,600,000		0.981%, 05/01/25	22,497,343	1.1
		JPMorgan Chase & Co
10,000,000		2.776%, 04/25/23	10,002,328	0.5
20,000,000		0.824%, 06/01/25	19,071,423	1.0
		Other	128,498,445	6.4
			204,430,893	10.2
CAPITAL GOODS			15,980,697	0.8
COMMERCIAL & PROFESSIONAL SERVICES			2,021,780	0.1
CONSUMER DURABLES & APPAREL			1,494,563	0.1
CONSUMER SERVICES			1,437,371	0.1
DIVERSIFIED FINANCIALS
		AerCap Ireland Capital DAC
15,000,000		1.650%, 10/29/24	14,166,137	0.7
		Federation des Caisses Desjardins du Quebec
10,000,000	g	0.700%, 05/21/24	9,530,164	0.5
		General Motors Financial Co, Inc
20,080,000		1.200%–3.950%, 06/30/22–10/15/24	19,914,766	1.0
		Morgan Stanley
28,055,000		0.529%–3.125%, 01/23/23–07/20/27	27,222,398	1.4
		Other	74,111,709	3.7
			144,945,174	7.3
ENERGY			42,582,770	2.1
FOOD & STAPLES RETAILING			5,022,050	0.2
Principal		Issuer	Value	% of net assets
FOOD, BEVERAGE & TOBACCO			$6,240,678	0.3%
HEALTH CARE EQUIPMENT & SERVICES			10,957,414	0.5
INSURANCE			12,872,794	0.6
MATERIALS			23,035,768	1.2
MEDIA & ENTERTAINMENT			23,726,334	1.2
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
		AbbVie, Inc
$18,000,000		2.300%, 11/21/22	18,060,683	0.9
		Other	19,452,001	1.0
			37,512,684	1.9
REAL ESTATE
		SBA Tower Trust
13,365,000	g	1.884%, 01/15/26	12,609,339	0.6
		Other	20,477,931	1.0
			33,087,270	1.6
RETAILING			9,946,249	0.5
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			7,569,689	0.4
SOFTWARE & SERVICES			19,505,328	1.0
TECHNOLOGY HARDWARE & EQUIPMENT			1,853,130	0.1
TELECOMMUNICATION SERVICES			16,636,207	0.8
TRANSPORTATION			9,972,515	0.5
UTILITIES			37,157,930	1.9

		TOTAL CORPORATE BONDS (Cost $691,011,943)	673,759,524	33.7

GOVERNMENT BONDS
AGENCY SECURITIES			21,869,070	1.1
FOREIGN GOVERNMENT BONDS
		CDP Financial, Inc
10,000,000	g	0.875%, 06/10/25	9,448,700	0.5
		International Development Association
8,900,000	g	2.750%, 04/24/23	8,969,420	0.4
		Kommunalbanken AS.
10,000,000	g	0.375%, 09/11/25	9,245,773	0.5
		Kreditanstalt fuer Wiederaufbau
12,000,000	i	1.176%, 02/12/24, SOFR + 1.000%	12,190,652	0.6
		Mexico Government International Bond
10,000,000		2.659%, 05/24/31	9,102,000	0.5
		Ontario Teachers’ Finance Trust
15,000,000	g	1.625%, 09/12/24	14,658,600	0.7
		Province of British Columbia Canada
10,400,000	e	1.300%, 01/29/31	9,290,584	0.5
		Other	136,825,333	6.8
			209,731,062	10.5

58	2022 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments	continued

Short-Term Bond Fund  ■  March 31, 2022

Principal		Issuer	Value	% of net assets
MORTGAGE BACKED
		Freddie Mac STACR REMIC Trust
$15,000,000	g,i	1.099%, 01/25/42	$14,735,426	0.7%
		Government National Mortgage Association (GNMA)
18,748,516		1.730%, 07/15/37	17,898,528	0.9
21,490,148		4.250%, 09/15/38	22,079,367	1.1
		Other	15,087,933	0.8
			69,801,254	3.5

MUNICIPAL BONDS
		City of New York NY
19,755,000		2.280%, 08/01/25	19,413,552	1.0
		Massachusetts Water Resources Authority
10,000,000		2.083%, 08/01/25	9,780,635	0.5
		Other	10,706,479	0.5
			39,900,666	2.0

U.S. TREASURY SECURITIES
		United States Treasury Inflation Indexed Bonds
12,177,000	k	0.125%, 01/15/23	12,601,768	0.6
29,211,793	k	0.625%, 01/15/24	30,723,160	1.5
39,008,400	k	0.500%, 04/15/24	40,998,438	2.0
16,432,800	k	0.125%, 10/15/24	17,188,965	0.9
14,161,400	k	2.000%, 01/15/26	15,867,406	0.8
28,937,790	k	0.125%, 04/15/26	30,246,773	1.5
		United States Treasury Note
21,290,000		0.125%, 06/30/22	21,265,883	1.1
27,700,000		0.125%, 10/31/22	27,529,039	1.4
25,995,000		0.125%, 03/31/23	25,589,844	1.3
42,525,000		0.125%, 08/31/23	41,372,174	2.1
9,705,000		0.250%, 09/30/23	9,435,459	0.5
14,630,000	e	1.500%, 02/29/24	14,416,836	0.7
21,014,000		1.750%, 03/15/25	20,569,094	1.0
17,275,000		1.875%, 02/15/32	16,589,398	0.8
		Other	21,740,300	1.1
			346,134,537	17.3

		TOTAL GOVERNMENT BONDS (Cost $702,609,837)	687,436,589	34.4

STRUCTURED ASSETS
ASSET BACKED
		CF Hippolyta LLC
		Series–2020 1 (Class A1)
9,803,362	g	1.690%, 07/15/60	9,263,684	0.5
		Domino’s Pizza Master Issuer LLC
		Series–2021 1A (Class A2I)
10,917,500	g	2.662%, 04/25/51	10,121,800	0.5
		Taco Bell Funding LLC
		Series–2021 1A (Class A2I)
12,807,900	g	1.946%, 08/25/51	11,583,401	0.6
		Verizon Master Trust
		Series–2021 1 (Class C)
10,185,000		0.890%, 05/20/27	9,706,928	0.5
Principal		Issuer	Value	% of net assets
ASSET BACKED—continued
		Verizon Owner Trust
		Series–2019 A (Class B)
$9,000,000		3.020%, 09/20/23	$9,039,381	0.5%
		Series–2020 B (Class B)
17,500,000		0.680%, 02/20/25	16,919,338	0.9
		Other	155,916,874	7.7
			222,551,406	11.2
OTHER MORTGAGE BACKED
		COMM Mortgage Trust
29,806,264	g	3.376% - 4.901%, 01/10/39 - 10/10/48	29,407,601	1.5
		Connecticut Avenue Securities Trust
		Series - 2021 R01 (Class 1M2)
10,000,000	g,i	1.649%, 10/25/41	9,660,770	0.5
		Series - 2021 R03 (Class 1M1)
13,098,212	g,i	0.949%, 12/25/41	12,932,766	0.6
		Freddie Mac STACR REMIC Trust
		Series–2021 DNA5 (Class M2)
10,000,000	g,i	1.749%, 01/25/34	9,837,688	0.5
		Freddie Mac Structured Agency Credit Risk Debt Notes
		Series–2022 DNA2 (Class M1A)
8,966,612	g,i	1.349%, 02/25/42	8,912,526	0.4
		GS Mortgage Securities Trust
		Series–2019 GC40 (Class DBB)
9,000,000	g,i	3.501%, 07/10/52	8,797,374	0.4
		Natixis Commercial Mortgage Securities Trust
		Series–2019 MILE (Class A)
9,500,000	g,i	1.897%, 07/15/36, LIBOR 1 M + 1.500%	9,451,498	0.5
		Other	221,206,571	11.1
			310,206,794	15.5

		TOTAL STRUCTURED ASSETS (Cost $551,504,154)	532,758,200	26.7

		TOTAL BONDS (Cost $1,945,125,934)	1,893,954,313	94.8

SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
		Federal Home Loan Bank (FHLB)
10,000,000		0.000%, 04/01/22	10,000,000	0.5
10,000,000		0.000%, 04/08/22	9,999,670	0.5
			19,999,670	1.0
REPURCHASE AGREEMENT
		Fixed Income Clearing Corp (FICC)
36,180,000	r	0.250%, 04/01/22	36,180,000	1.8
			36,180,000	1.8
TREASURY DEBT			1,798,423	0.1

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2022 Annual Report	59

Summary portfolio of investments	concluded

Short-Term Bond Fund  ■  March 31, 2022

Shares		Company	Value	% of net assets
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
$18,922,258	c	State Street Navigator Securities Lending Government Money Market Portfolio 0.290%	$18,922,258	1.0%
			18,922,258	1.0

		TOTAL SHORT-TERM INVESTMENTS (Cost $76,901,684)	76,900,351	3.9

		TOTAL PORTFOLIO (Cost $2,063,562,851)	2,011,962,059	100.8
		OTHER ASSETS & LIABILITIES, NET	(15,244,142)	(0.8)
		NET ASSETS	$1,996,717,917	100.0%

LIBOR	London Interbank Offered Rate
M	Month
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secure Overnight Financing Rate

c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $23,903,262. See Note 4 in the Notes to financial statements for additional information about securities lending collateral.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 3/31/22, the aggregate value of these securities, including those in “Other,” is $731,995,700 or 36.7% of net assets.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
r	Agreement with Fixed Income Clearing Corporation, 0.250% dated 3/31/22 to be repurchased at $36,180,000 on 4/1/22, collateralized by Government Agency Securities, with coupon rate 2.375% and maturity date 3/31/29, valued at $36,903,690.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

Futures contracts outstanding as of March 31, 2022 were as follows:

Description	Number of long (short contracts )	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
US Long Bond (CBT)	(38)	06/21/22	$(5,865,580)	$(5,702,375)	$163,205
US 10 Year Note (CBT)	(542)	06/21/22	(68,407,136)	(66,598,250)	1,808,886
US 10 Year Ultra (CBT)	(170)	06/21/22	(23,734,264)	(23,029,688)	704,576
US 5 Year Note (CBT)	(245)	06/30/22	(28,772,081)	(28,098,437)	673,644
Total	(995)		$(126,779,061)	$(123,428,750)	$3,350,311

60	2022 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments

Short-Term Bond Index Fund  ■  March 31, 2022

Principal		Issuer	Value	% of net assets
BONDS

CORPORATE BONDS
AUTOMOBILES & COMPONENTS			$2,277,041	0.2%
BANKS
		Bank of America Corp
$2,500,000	i	1.530%, 12/06/25	2,390,747	0.2
		Other	82,552,758	6.0
			84,943,505	6.2
CAPITAL GOODS			18,971,390	1.4
COMMERCIAL & PROFESSIONAL SERVICES			1,263,978	0.1
CONSUMER DURABLES & APPAREL			749,924	0.0
CONSUMER SERVICES			2,831,630	0.2
DIVERSIFIED FINANCIALS
		Kreditanstalt fuer Wiederaufbau
3,000,000		1.250%, 01/31/25	2,894,430	0.2
		Morgan Stanley
2,250,000	i	1.164%, 10/21/25	2,137,363	0.2
		Other	63,994,278	4.7
			69,026,071	5.1
ENERGY			21,312,384	1.6
FOOD & STAPLES RETAILING			1,540,679	0.1
FOOD, BEVERAGE & TOBACCO			9,589,657	0.7
HEALTH CARE EQUIPMENT & SERVICES			9,661,027	0.7
INSURANCE			4,807,750	0.3
MATERIALS			6,463,946	0.5
MEDIA & ENTERTAINMENT			10,338,581	0.8
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			13,029,229	1.0
REAL ESTATE			4,546,224	0.3
RETAILING			7,078,133	0.5
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			3,462,236	0.2
SOFTWARE & SERVICES			12,387,695	0.9
TECHNOLOGY HARDWARE & EQUIPMENT			4,923,640	0.4
TELECOMMUNICATION SERVICES			3,719,124	0.3
TRANSPORTATION			3,836,255	0.3
UTILITIES			19,314,482	1.4

		TOTAL CORPORATE BONDS (Cost $325,372,648)	316,074,581	23.2

GOVERNMENT BONDS
AGENCY SECURITIES
		Federal Farm Credit Bank (FFCB)
4,000,000		0.125%, 02/03/23	3,951,316	0.3
		Federal Home Loan Bank (FHLB)
4,000,000		2.125%, 02/28/24	3,985,897	0.3
		Federal Home Loan Mortgage Corp (FHLMC)
2,500,000		0.375%, 04/20/23	2,463,888	0.2
		Federal National Mortgage Association (FNMA)
4,500,000		0.250%, 05/22/23	4,413,835	0.3
		Other	29,397,987	2.1
			44,212,923	3.2
Principal		Issuer	Value	% of net assets
FOREIGN GOVERNMENT BONDS
		Asian Development Bank
$2,220,000		0.625%, 10/08/24	$2,118,749	0.2%
		European Investment Bank
3,707,000		1.375%, 05/15/23	3,682,015	0.3
		Other	69,026,026	5.0
			74,826,790	5.5
MUNICIPAL BONDS			1,277,366	0.1

U.S. TREASURY SECURITIES
		United States Treasury Note
6,500,000		0.250%, 04/15/23	6,400,215	0.5
13,500,000		0.125%, 04/30/23	13,261,641	1.0
21,500,000		0.125%, 05/15/23	21,090,996	1.5
20,500,000		0.125%, 05/31/23	20,081,191	1.5
18,000,000		0.250%, 06/15/23	17,648,437	1.3
29,000,000		0.125%, 06/30/23	28,346,367	2.1
17,600,000		0.125%, 07/15/23	17,178,563	1.3
13,800,000		0.125%, 07/31/23	13,452,305	1.0
16,500,000		0.125%, 08/15/23	16,066,230	1.2
4,250,000		0.125%, 08/31/23	4,134,785	0.3
6,750,000		0.125%, 09/15/23	6,558,311	0.5
10,500,000		0.250%, 09/30/23	10,208,379	0.7
33,750,000		0.125%, 10/15/23	32,709,815	2.4
6,750,000		0.375%, 10/31/23	6,560,684	0.5
46,250,000		0.250%, 11/15/23	44,815,528	3.3
21,000,000		0.500%, 11/30/23	20,411,836	1.5
33,250,000		0.125%, 12/15/23	32,075,859	2.3
17,200,000		0.750%, 12/31/23	16,753,875	1.2
16,600,000		0.125%, 01/15/24	15,972,961	1.2
14,000,000		0.875%, 01/31/24	13,643,437	1.0
48,243,000		0.125%, 02/15/24	46,326,472	3.4
27,750,000	e	1.500%, 02/29/24	27,345,674	2.0
42,000,000		0.250%, 03/15/24	40,346,250	3.0
18,000,000		2.250%, 03/31/24	17,988,047	1.3
34,000,000		0.375%, 04/15/24	32,658,594	2.4
33,000,000		0.250%, 05/15/24	31,542,070	2.3
41,000,000		0.250%, 06/15/24	39,103,750	2.9
35,000,000		0.375%, 07/15/24	33,405,859	2.4
53,000,000		0.375%, 08/15/24	50,474,219	3.7
32,500,000		0.375%, 09/15/24	30,876,269	2.3
30,000,000		0.625%, 10/15/24	28,637,109	2.1
44,500,000		0.750%, 11/15/24	42,534,004	3.1
44,500,000		0.875%, 12/15/24	42,765,195	3.1
26,500,000		1.125%, 01/15/25	25,516,601	1.9
24,000,000		1.500%, 02/15/25	23,326,875	1.7
44,000,000		1.750%, 03/15/25	43,068,437	3.2
5,000,000		0.250%, 08/31/25	4,626,172	0.3
4,000,000		0.250%, 09/30/25	3,695,000	0.3
			921,608,012	67.7

		TOTAL GOVERNMENT BONDS (Cost $1,075,297,508)	1,041,925,091	76.5

STRUCTURED ASSETS
ASSET BACKED			200,170	0.0

		TOTAL STRUCTURED ASSETS (Cost $210,556)	200,170	0.0

		TOTAL BONDS (Cost $1,400,880,712)	1,358,199,842	99.7

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2022 Annual Report	61

Summary portfolio of investments	concluded

Short-Term Bond Index Fund  ■  March 31, 2022

Principal		Issuer	Value	% of net assets
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
		Federal Agricultural Mortgage Corp (FAMC)
$5,000,000		0.000%, 05/03/22	$4,999,111	0.4%
			4,999,111	0.4
REPURCHASE AGREEMENT
		Fixed Income Clearing Corp (FICC)
16,150,000	r	0.250%, 04/01/22	16,150,000	1.2
			16,150,000	1.2

Shares		Company
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
32,588,993	c	State Street Navigator Securities Lending
		Government Money Market Portfolio
		0.290%	32,588,993	2.4
			32,588,993	2.4

		TOTAL SHORT-TERM INVESTMENTS (Cost $53,738,104)	53,738,104	4.0

		TOTAL PORTFOLIO (Cost $1,454,618,816)	1,411,937,946	103.7
		OTHER ASSETS & LIABILITIES, NET	(50,239,697)	(3.7)
		NET ASSETS	$1,361,698,249	100.0%

c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $31,896,663. See Note 4 in the Notes to financial statements for additional information about securities lending collateral.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
r	Agreement with Fixed Income Clearing Corporation, 0.250% dated 3/31/22 to be repurchased at $16,150,000 on 4/1/22, collateralized by Government Agency Securities, with coupon rate 2.375% and maturity date 3/31/29, valued at $16,473,082.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 3/31/22, the aggregate value of securities exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended, amounted to $13,027,536 or 1.0% of net assets. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

62	2022 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments

Money Market Fund  ■  March 31, 2022

Principal	Issuer	Value	% of net assets
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
	Federal Agricultural Mortgage Corp (FAMC)
$12,500,000	0.000%, 04/29/22	$12,497,667	0.9%
	Federal Farm Credit Bank (FFCB)
13,642,000	0.000%, 04/21/22	13,640,333	0.9
36,068,000	0.000%–2.000%, 04/01/22–06/09/22	36,061,466	2.6
	Federal Home Loan Bank (FHLB)
30,656,000	0.000%, 04/01/22	30,656,000	2.1
56,155,000	0.000%, 04/04/22	56,153,830	3.9
30,538,000	0.000%, 04/06/22	30,537,252	2.1
12,000,000	0.000%, 04/11/22	11,999,267	0.8
27,920,000	0.000%, 04/13/22	27,917,944	1.9
15,992,000	0.000%, 04/18/22	15,990,157	1.1
26,450,000	0.000%, 04/20/22	26,447,230	1.8
65,618,000	0.000%, 04/22/22	65,611,215	4.5
38,002,000	0.000%, 04/25/22	37,995,420	2.6
16,250,000	0.000%, 04/27/22	16,247,785	1.1
16,959,000	0.000%, 05/05/22	16,955,341	1.2
15,000,000	0.000%, 05/06/22	14,996,383	1.0
18,650,000	0.000%, 05/11/22	18,643,617	1.3
13,000,000	0.000%, 05/18/22	12,995,078	0.9
30,000,000	0.000%, 05/27/22	29,984,087	2.1
14,000,000	0.000%, 06/10/22	13,989,655	1.0
66,138,000	0.000%–2.125%, 04/08/22–07/01/22	66,133,192	4.6
	Federal National Mortgage Association (FNMA)
44,094,000	0.000%, 05/04/22	44,084,058	3.0
16,899,000	0.000%, 05/18/22	16,893,484	1.2
	Other	12,031,561	0.8
		628,462,022	43.4
TREASURY DEBT
	United States Cash Management Bill
35,700,000	0.000%, 04/05/22	35,699,499	2.5
34,400,000	0.000%, 04/12/22	34,397,877	2.4
15,000,000	0.000%, 04/19/22	14,998,805	1.0
54,107,000	0.000%, 04/26/22	54,103,168	3.7
24,314,000	0.000%, 05/03/22	24,310,319	1.7
16,500,000	0.000%, 06/14/22	16,485,838	1.1
	United States Treasury Bill
40,776,000	0.000%, 04/07/22	40,775,388	2.8
24,269,000	0.000%, 05/05/22	24,264,625	1.7
26,961,000	0.000%, 05/12/22	26,953,211	1.9
14,000,000	0.000%, 05/24/22	13,993,976	1.0
19,302,000	0.000%, 05/19/22–09/29/22	19,264,909	1.3
	United States Treasury Note
11,930,000	0.125%, 04/30/22	11,930,325	0.8
15,000,000	1.750%, 05/15/22	15,025,868	1.0
14,750,000	1.500%–2.250%, 04/15/22–08/15/22	14,772,816	1.0
	Other	8,030,651	0.6
		355,007,275	24.5
Principal		Issuer	Value	% of net assets
VARIABLE RATE SECURITIES
		Federal Agricultural Mortgage Corp (FAMC)
$10,500,000	i	0.320%, 03/03/23, SOFR + 0.050%	$10,500,000	0.7%
		Federal Farm Credit Bank (FFCB)
17,700,000	i	0.310%, 06/01/22, SOFR + 0.040%	17,700,067	1.2
20,500,000	i	0.275%, 07/12/22, SOFR + 0.005%	20,499,808	1.4
20,600,000	i	0.315%, 09/08/22, SOFR + 0.045%	20,600,645	1.4
10,500,000	i	0.275%, 10/05/22, SOFR + 0.005%	10,499,809	0.7
19,909,000	i	0.280%, 11/16/22, SOFR + 0.010%	19,908,791	1.4
9,400,000	i	0.295%, 12/06/22, SOFR + 0.025%	9,400,000	0.6
15,475,000	i	0.288%, 07/13/23, SOFR + 0.018%	15,472,748	1.1
11,250,000	i	0.310%, 08/17/23, SOFR + 0.040%	11,249,998	0.8
88,212,000	i	0.275%–0.470%, 07/14/22–03/04/24,
		SOFR + 0.008%–SOFR + 0.190%	88,216,881	6.1
		Federal Home Loan Bank (FHLB)
10,000,000	i	0.325%, 05/13/22, SOFR + 0.055%	10,000,000	0.7
12,900,000	i	0.280%, 07/26/22, SOFR + 0.010%	12,900,208	0.9
10,825,000	i	0.315%, 07/29/22, SOFR + 0.045%	10,825,000	0.7
11,250,000	i	0.280%, 08/02/22, SOFR + 0.010%	11,250,000	0.8
10,500,000	i	0.280%, 09/09/22, SOFR + 0.010%	10,499,996	0.7
13,500,000	i	0.355%, 10/05/22, SOFR + 0.085%	13,501,360	0.9
36,500,000	i	0.330%, 12/08/22, SOFR + 0.060%	36,507,176	2.5
102,500,000	i	0.270%–0.360%, 04/29/22–08/11/23,
		SOFR + 0.000%–SOFR + 0.090%	102,501,819	7.1
		Federal Home Loan Mortgage Corp (FHLMC)
9,000,000	i	0.430%, 04/18/22, SOFR + 0.160%	9,000,658	0.6
12,650,000	i	0.375%, 08/19/22, SOFR + 0.095%	12,650,917	0.9
		Other	20,676,833	1.4
			474,362,714	32.6

		TOTAL SHORT-TERM INVESTMENTS (Cost $1,457,832,011)	1,457,832,011	100.5

		TOTAL PORTFOLIO (Cost $1,457,832,011)	1,457,832,011	100.5
		OTHER ASSETS & LIABILITIES, NET	(7,440,993)	(0.5)
		NET ASSETS	$1,450,391,018	100.0%

SOFR	Secure Overnight Financing Rate

i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2022 Annual Report	63

Statements of assets and liabilities

TIAA-CREF Funds  ■  March 31, 2022

	Bond Index Fund	Core Bond Fund	Core Impact Bond Fund	Core Plus Bond Fund	5–15 Year Laddered Tax-Exempt Bond Fund	Green Bond Fund	High-Yield Fund	Inflation-Linked Bond Fund	Short Duration Impact Bond Fund	Short-Term Bond Fund	Short-Term Bond Index Fund	Money Market Fund
ASSETS
Portfolio investments, at value*†	$21,422,192,515	$12,062,748,530	$7,750,144,819	$5,817,304,289	$261,491,882	$108,193,515	$3,167,347,871	$3,251,696,811	$39,217,437	$2,011,962,059	$1,411,937,946	$1,457,832,011
Cash§#	2,520,562	32,091,309	26,631,968	22,635,599	3,595,759	195	5,167,219	—	1,508	—	8	327
Receivable from securities transactions	413,991	815,348,834	362,640,170	365,660,414	—	23,636	31,076,609	—	1,244	1,994,847	31,800,793	—
Receivable from Fund shares sold	230,930,601	102,177,697	12,446,312	82,190,302	12,513	40,572	10,794,010	24,622,244	9,243	13,743,233	13,070,876	1,290,514
Dividends and interest receivable	96,425,554	55,251,508	36,608,950	32,463,843	3,422,145	620,184	43,808,403	5,780,439	159,837	6,667,719	2,781,711	415,685
Due from affiliates	735,841	1,148,488	1,131	737,045	5,958	19,336	170,694	430,103	19,940	217,773	75,138	82,283
Receivable for variation margin on open futures contracts	—	704,588	—	700,630	—	—	—	328,839	—	3,352,281	—	—
Other	722,199	495,532	128,626	288,484	40,115	696	282,805	258,184	547	145,287	19,718	227
Total assets	21,753,941,263	13,069,966,486	8,188,601,976	6,321,980,606	268,568,372	108,898,134	3,258,647,611	3,283,116,620	39,409,756	2,038,083,199	1,459,686,190	1,459,621,047
LIABILITIES
Management fees payable	1,247,003	2,425,347	1,936,949	1,268,160	57,953	29,880	898,069	670,949	9,630	412,815	68,446	124,978
Service agreement fees payable	137,461	242,836	290,409	101,809	87	3,615	58,692	71,354	1,597	70,020	64,860	53,265
Distribution fees payable	10,132	20,853	74,593	59,056	53,881	1,674	55,035	34,167	601	31,348	706	65,611
Due to affiliates	18,453	11,179	8,587	8,540	2,875	4,054	7,224	7,260	4,050	6,003	5,280	4,865
Overdraft payable	—	—	—	—	—	—	—	377,582	—	245,292	—	—
Payable for collateral for securities loaned	64,739,600	424,299,963	78,113,139	119,034,091	—	259,024	41,688,554	4,212,962	647,468	18,922,258	32,588,993	—
Payable for securities transactions	361,686,853	113,186,459	68,906,470	73,345,311	—	2,762,213	12,200,777	8,108,612	—	17,156,752	63,500,933	7,494,510
Payable for delayed delivery securities	164,647,541	2,096,011,768	1,113,104,540	865,165,393	1,134,736	1,072,356	58,009,325	—	250,000	1,003,750	999,460	—
Payable for Fund shares redeemed	12,793,867	6,767,381	7,789,199	1,339,315	121,534	174,678	3,751,457	1,476,474	172,409	810,493	63,965	1,363,529
Income distribution payable	19,613,871	11,364,899	2,655,784	9,954,232	37,312	110,533	3,561,346	—	33,717	2,438,488	550,797	2,488
Payable for trustee compensation	719,114	469,161	127,607	279,534	40,083	673	280,039	255,967	543	145,031	19,262	—
Accrued expenses and other payables	1,160,504	641,014	820,882	312,704	54,128	35,925	224,107	143,683	31,832	123,032	125,239	120,783
Total liabilities	626,774,399	2,655,440,860	1,273,828,159	1,070,868,145	1,502,589	4,454,625	120,734,625	15,359,010	1,151,847	41,365,282	97,987,941	9,230,029
NET ASSETS	$21,127,166,864	$10,414,525,626	$6,914,773,817	$5,251,112,461	$267,065,783	$104,443,509	$3,137,912,986	$3,267,757,610	$38,257,909	$1,996,717,917	$1,361,698,249	$1,450,391,018
NET ASSETS CONSIST OF:
Paid-in-capital	$22,028,080,892	$11,002,749,188	$7,328,229,815	$5,536,008,564	$276,051,514	$108,035,417	$3,462,088,598	$3,109,078,861	$39,152,234	$2,047,263,613	$1,404,981,747	$1,450,391,823
Total distributable earnings (loss)	(900,914,028)	(588,223,562)	(413,455,998)	(284,896,103)	(8,985,731)	(3,591,908)	(324,175,612)	158,678,749	(894,325)	(50,545,696)	(43,283,498)	(805)
NET ASSETS	$21,127,166,864	$10,414,525,626	$6,914,773,817	$5,251,112,461	$267,065,783	$104,443,509	$3,137,912,986	$3,267,757,610	$38,257,909	$1,996,717,917	$1,361,698,249	$1,450,391,018
* Includes securities loaned of	$66,483,156	$417,608,736	$76,462,696	$117,248,148	$—	$255,487	$50,045,221	$4,139,733	$635,863	$23,903,262	$31,896,663	$—
† Portfolio investments, cost	$22,308,979,319	$12,504,288,201	$8,076,897,755	$6,038,794,913	$270,706,524	$111,813,959	$3,287,476,838	$3,124,521,822	$40,060,642	$2,063,562,851	$1,454,618,816	$1,457,832,011
§ Includes cash collateral for mortgage dollar rolls of	$—	$29,090,312	$26,427,560	$20,308,734	$—	$—	$—	$—	$—	$—	$—	$—
# Includes cash collateral for open futures	$—	$436,100	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—

64	2022 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2022 Annual Report	65

Statements of assets and liabilities	concluded

TIAA-CREF Funds ■ March 31, 2022

	Bond Index Fund	Core Bond Fund	Core Impact Bond Fund	Core Plus Bond Fund	5–15 Year Laddered Tax-Exempt Bond Fund	Green Bond Fund	High-Yield Fund	Inflation-Linked Bond Fund	Short Duration Impact Bond Fund	Short-Term Bond Fund	Short-Term Bond Index Fund	Money Market Fund
INSTITUTIONAL CLASS:
Net assets	$9,680,082,401	$4,490,250,351	$4,648,095,495	$1,557,969,539	$18,226,020	$77,183,206	$2,147,075,281	$866,666,758	$24,494,231	$523,477,664	$77,862,997	$886,508,056
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	927,175,517	450,399,932	470,749,318	155,384,029	1,816,077	7,759,662	235,803,926	73,175,488	2,493,976	51,708,653	8,014,019	886,477,509
Net asset value per share	$10.44	$9.97	$9.87	$10.03	$10.04	$9.95	$9.11	$11.84	$9.82	$10.12	$9.72	$1.00
ADVISOR CLASS:
Net assets	$14,176,378	$989,601,672	$1,526,574,920	$162,810,778	$682,923	$3,270,014	$9,759,894	$159,518,023	$4,866,136	$235,228,409	$788,652	$967,133
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	1,357,778	99,195,829	154,517,459	16,223,936	68,074	328,757	1,072,527	13,467,160	495,468	23,245,919	81,216	967,077
Net asset value per share	$10.44	$9.98	$9.88	$10.04	$10.03	$9.95	$9.10	$11.84	$9.82	$10.12	$9.71	$1.00
PREMIER CLASS:
Net assets	$25,715,388	$6,595,763	$27,068,264	$7,305,206	$—	$994,652	$15,798,134	$2,627,372	$982,149	$3,733,408	$659,267	$27,745,912
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	2,463,327	661,355	2,740,078	728,653	—	100,000	1,732,710	222,279	100,000	368,432	67,913	27,736,932
Net asset value per share	$10.44	$9.97	$9.88	$10.03	$—	$9.95	$9.12	$11.82	$9.82	$10.13	$9.71	$1.00
RETIREMENT CLASS:
Net assets	$628,526,253	$162,595,507	$382,703,576	$326,659,001	$—	$15,530,777	$265,385,380	$172,924,421	$5,683,234	$118,117,469	$309,262,503	$246,141,828
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	60,173,940	16,008,375	38,750,949	32,539,630	—	1,561,304	29,136,712	14,482,403	578,591	11,654,958	31,833,595	246,131,994
Net asset value per share	$10.45	$10.16	$9.88	$10.04	$—	$9.95	$9.11	$11.94	$9.82	$10.13	$9.71	$1.00
RETAIL CLASS:
Net assets	$31,980,043	$93,247,155	$330,331,562	$270,847,557	$248,156,840	$7,464,860	$249,615,809	$157,227,496	$2,232,159	$143,839,743	$2,831,437	$289,028,089
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	3,061,387	9,189,938	33,477,310	26,960,963	24,699,724	750,447	27,292,013	13,657,152	227,269	14,199,044	291,612	289,006,832
Net asset value per share	$10.45	$10.15	$9.87	$10.05	$10.05	$9.95	$9.15	$11.51	$9.82	$10.13	$9.71	$1.00
CLASS W:
Net assets	$10,746,686,401	$4,672,235,178	$—	$2,925,520,380	$—	$—	$450,278,488	$1,908,793,540	$—	$972,321,224	$970,293,393	$—
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	1,029,187,738	468,605,930	—	291,782,379	—	—	49,449,101	161,179,227	—	96,053,657	99,867,172	—
Net asset value per share	$10.44	$9.97	$—	$10.03	$—	$—	$9.11	$11.84	$—	$10.12	$9.72	$—

66	2022 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2022 Annual Report	67

Statements of operations

TIAA-CREF Funds  ■  For the year ended March 31, 2022

	Bond Index Fund	Core Bond Fund	Core Impact Bond Fund	Core Plus Bond Fund	5–15 Year Laddered Tax-Exempt Bond Fund	Green Bond Fund	High-Yield Fund	Inflation-Linked Bond Fund	Short Duration Impact Bond Fund	Short-Term Bond Fund	Short-Term Bond Index Fund	Money Market Fund
INVESTMENT INCOME
Interest*	$420,629,055	$228,061,837	$141,625,194	$155,101,133	$6,820,423	$1,553,681	$177,928,075	$226,723,909	$652,869	$37,539,923	$7,905,447	$975,313
Income from securities lending, net	307,829	329,116	116,533	138,013	—	86	215,559	3,357	256	43,264	45,632	—
Dividends	—	1,090,429	3,150,524	956,184	—	76,461	—	—	—	—	—	—
Total income	420,936,884	229,481,382	144,892,251	156,195,330	6,820,423	1,630,228	178,143,634	226,727,266	653,125	37,583,187	7,951,079	975,313
EXPENSES
Management fees	16,803,095	27,748,792	22,849,600	16,043,887	717,522	234,885	12,024,760	8,594,617	105,983	5,034,868	783,095	1,411,758
Shareholder servicing – Institutional Class	6,262	3,721	36,606	2,493	215	116	6,513	1,615	110	1,307	498	597
Shareholder servicing – Advisor Class	18,052	1,068,280	924,895	153,436	802	562	12,958	149,472	1,128	211,816	804	403
Shareholder servicing – Premier Class	113	99	17,105	92	—	87	88	88	84	90	95	—
Shareholder servicing – Retirement Class	1,649,807	491,474	1,098,470	934,594	—	38,328	727,045	449,054	12,265	327,074	611,752	601,288
Shareholder servicing – Retail Class	34,022	55,452	40,450	194,026	82,897	18,797	113,592	103,272	15,121	89,924	16,783	302,701
Shareholder servicing – Class W	5,502	2,712	—	2,025	—	—	773	1,497	—	677	902	—
Distribution fees – Premier Class	43,408	12,227	44,348	11,387	—	1,594	26,019	6,454	1,526	5,258	1,018	45,257
Distribution fees – Retail Class	87,153	258,013	844,606	740,881	678,414	17,577	674,388	390,483	5,600	389,183	8,698	739,900
Custody and accounting fees	1,508,538	428,870	232,712	363,743	56,404	39,638	107,133	42,066	33,524	88,222	154,269	66,715
Administrative service fees	213,827	131,461	98,084	96,081	33,208	46,550	79,245	80,566	46,380	68,685	63,189	54,217
Trustee fees and expenses	211,946	100,643	69,496	58,293	2,921	554	37,192	36,523	356	21,169	12,191	14,020
Professional fees	147,191	94,288	78,525	88,969	35,077	44,201	68,954	54,430	51,759	67,348	59,287	41,553
Registration fees	130,609	126,312	162,006	94,146	64,816	84,205	105,328	99,462	81,037	96,707	87,262	134,450
Other expenses	645,812	558,301	2,565,384	139,867	26,483	27,088	239,823	158,160	21,431	69,572	79,681	46,609
Total expenses	21,505,337	31,080,645	29,062,287	18,923,920	1,698,759	554,182	14,223,811	10,167,759	376,304	6,471,900	1,879,524	3,459,468
Less: Expenses reimbursed by the investment adviser	(9,491,826)	(14,509,689)	(10,072)	(9,365,213)	(75,592)	(245,780)	(1,653,376)	(4,387,717)	(233,238)	(2,658,601)	(913,371)	(2,484,155)
Fee waiver by investment adviser and Nuveen Securities	(14,439)	(38,512)	—	(164,811)	(98,681)	(2,644)	(618,688)	(771,876)	(1,396)	(51,195)	(1,850)	—
Net expenses	11,999,072	16,532,444	29,052,215	9,393,896	1,524,486	305,758	11,951,747	5,008,166	141,670	3,762,104	964,303	975,313
Net investment income (loss)	408,937,812	212,948,938	115,840,036	146,801,434	5,295,937	1,324,470	166,191,887	221,719,100	511,455	33,821,083	6,986,776	—
NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss):
Portfolio investments	23,344,776	(102,795,643)	(50,778,060)	(50,348,729)	930,288	149,151	87,867,175	42,782,687	(41,981)	(2,966,828)	1,993,496	1,683
Futures contracts	—	—	—	—	—	—	(139)	94,971	—	4,846,217	—	—
Forward foreign currency contracts	—	302,718	1,447,049	226,982	—	—	—	—	—	—	—	—
Swap contracts	—	1,475,868	—	(2,530,226)	—	—	(955,984)	—	—	—	—	—
Foreign currency transactions	—	(802,064)	(235,575)	(673,690)	—	—	—	135	—	2,218	—	—
Net realized gain (loss) on total investments	23,344,776	(101,819,121)	(49,566,586)	(53,325,663)	930,288	149,151	86,911,052	42,877,793	(41,981)	1,881,607	1,993,496	1,683
Change in unrealized appreciation (depreciation) on:
Portfolio investments‡	(1,403,062,385)	(590,379,580)	(377,109,383)	(296,044,692)	(22,198,019)	(4,539,784)	(241,246,671)	(135,883,208)	(1,354,182)	(68,143,625)	(49,417,730)	—
Futures contracts	—	704,232	—	700,276	—	—	—	(22,333)	—	1,543,801	—	—
Forward foreign currency contracts	—	(94,277)	(506,034)	(70,707)	—	—	—	—	—	—	—	—
Swap contracts	—	189,569	—	879,095	—	—	—	—	—	—	—	—
Translation of assets (other than portfolio investments) and liabilities denominated in foreign currencies	—	(10,559)	2,559	(8,923)	—	—	—	—	—	—	—	—
Net change in unrealized appreciation (depreciation) on total investments and from affiliated investments	(1,403,062,385)	(589,590,615)	(377,612,858)	(294,544,951)	(22,198,019)	(4,539,784)	(241,246,671)	(135,905,541)	(1,354,182)	(66,599,824)	(49,417,730)	—
Net realized and unrealized gain (loss) on total investments	(1,379,717,609)	(691,409,736)	(427,179,444)	(347,870,614)	(21,267,731)	(4,390,633)	(154,335,619)	(93,027,748)	(1,396,163)	(64,718,217)	(47,424,234)	1,683
Net increase (decrease) in net assets from operations	$(970,779,797)	$(478,460,798)	$(311,339,408)	$(201,069,180)	$(15,971,794)	$(3,066,163)	$11,856,268	$128,691,352	$(884,708)	$(30,897,134)	$(40,437,458)	$1,683
* Net of foreign withholding taxes of	$—	$252,281	$—	$115,618	$—	$16	$—	$810	$398	$5,050	$—	$—
‡ Includes net change in unrealized foreign capital gains taxes	$—	$(2,919)	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—

68	2022 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2022 Annual Report	69

Statements of changes in net assets

TIAA-CREF Funds  ■  For the year ended

		Bond Index Fund		Core Bond Fund		Core Impact Bond Fund		Core Plus Bond Fund		5–15 Year Laddered Tax-Exempt Bond Fund		Green Bond Fund
		March 31, 2022	March 31, 2021	March 31, 2022	March 31, 2021	March 31, 2022	March 31, 2021	March 31, 2022	March 31, 2021	March 31, 2022	March 31, 2021	March 31, 2022	March 31, 2021

OPERATIONS
Net investment income (loss)		$408,937,812	$378,482,804	$212,948,938	$182,250,354	$115,840,036	$107,165,048	$146,801,434	$144,506,285	$5,295,937	$5,472,576	$1,324,470	$1,025,864
Net realized gain (loss) on total investments		23,344,776	105,003,966	(101,819,121)	91,525,926	(49,566,586)	82,117,573	(53,325,663)	83,298,173	930,288	1,262,775	149,151	750,757
Net change in unrealized appreciation (depreciation) on total investments		(1,403,062,385)	(461,597,834)	(589,590,615)	93,017,936	(377,612,858)	43,811,152	(294,544,951)	130,781,908	(22,198,019)	9,721,080	(4,539,784)	849,043
Net increase (decrease) in net assets from operations		(970,779,797)	21,888,936	(478,460,798)	366,794,216	(311,339,408)	233,093,773	(201,069,180)	358,586,366	(15,971,794)	16,456,431	(3,066,163)	2,625,664

DISTRIBUTIONS TO SHAREHOLDERS
	Institutional Class	(208,247,780)	(276,146,082)	(96,995,836)	(92,991,478)	(80,690,084)	(164,369,131)	(62,581,377)	(52,937,053)	(446,575)	(168,185)	(892,239)	(1,008,735)
	Advisor Class	(354,502)	(570,964)	(17,620,027)	(31,108,715)	(25,282,854)	(55,232,430)	(7,017,069)	(7,057,943)	(20,639)	(17,922)	(72,434)	(54,126)
	Premier Class	(554,021)	(760,730)	(175,573)	(514,276)	(462,657)	(1,434,983)	(272,353)	(290,226)	—	—	(27,667)	(43,940)
	Retirement Class	(12,042,446)	(14,523,431)	(4,069,945)	(8,635,361)	(6,522,485)	(21,278,761)	(13,038,334)	(13,174,662)	—	—	(404,717)	(454,533)
	Retail Class	(614,171)	(915,835)	(2,156,303)	(4,180,968)	(5,016,488)	(11,232,764)	(10,395,434)	(9,539,184)	(6,804,183)	(6,124,364)	(175,781)	(186,041)
	Class W	(223,734,617)	(227,534,145)	(134,602,915)	(185,991,035)	—	—	(129,048,899)	(100,167,200)	—	—	—	—
Total distributions		(445,547,537)	(520,451,187)	(255,620,599)	(323,421,833)	(117,974,568)	(253,548,069)	(222,353,466)	(183,166,268)	(7,271,397)	(6,310,471)	(1,572,838)	(1,747,375)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	2,112,827,292	2,456,814,994	2,445,946,433	1,428,940,925	1,591,788,180	1,729,736,040	282,998,528	434,746,403	13,932,708	4,668,192	53,696,406	5,401,351
	Advisor Class	4,266,066	14,768,747	480,105,858	164,685,889	705,513,239	857,862,283	27,228,319	46,635,258	191,290	76,220	2,652,409	465,033
	Premier Class	5,123,684	8,813,749	1,068,890	2,031,302	9,603,394	15,814,767	3,076,874	1,232,191	—	—	—	—
	Retirement Class	92,780,250	201,302,428	8,663,953	28,199,126	15,472,585	14,749,094	11,063,875	41,833,062	—	—	5,839,879	9,873,545
	Retail Class	4,745,659	15,173,942	5,955,198	13,674,368	109,467,091	131,698,861	12,091,991	22,198,451	19,294,061	17,297,942	3,793,902	5,095,909
	Class W	3,357,517,205	4,005,490,787	1,061,391,722	1,910,560,846	—	—	550,548,781	1,083,646,811	—	—	—	—
Reinvestments of distributions:	Institutional Class	203,470,219	270,182,073	82,147,693	76,139,941	62,443,067	128,091,744	41,731,211	33,541,251	445,941	164,607	190,973	63,718
	Advisor Class	352,433	567,980	16,900,067	29,097,804	16,580,830	31,788,074	3,722,630	3,351,025	17,936	15,417	42,447	7,490
	Premier Class	554,021	760,730	173,433	500,609	351,963	1,098,435	264,803	287,340	—	—	—	—
	Retirement Class	12,040,007	14,523,122	4,051,405	8,634,601	6,520,673	21,276,448	13,038,332	13,174,631	—	—	377,036	410,582
	Retail Class	593,498	885,879	2,036,844	3,946,957	4,881,184	10,850,665	9,756,413	8,942,620	6,232,653	5,639,132	148,546	142,107
	Class W	18,427,117	62,702,755	20,547,704	79,899,081	—	—	43,462,435	21,371,561	—	—	—	—
Redemptions:	Institutional Class	(1,695,988,968)	(2,850,311,486)	(534,829,199)	(435,201,323)	(889,639,989)	(895,504,284)	(250,764,415)	(298,734,074)	(2,588,323)	(1,924,566)	(1,648,435)	(373,666)
	Advisor Class	(8,233,530)	(13,078,849)	(203,549,018)	(364,694,452)	(384,266,995)	(524,644,076)	(62,966,992)	(61,987,935)	(130,320)	(418,058)	(752,034)	(158)
	Premier Class	(7,078,433)	(5,887,704)	(5,907,388)	(4,853,823)	(14,176,961)	(14,976,740)	(3,638,794)	(3,223,104)	—	—	—	—
	Retirement Class	(46,896,788)	(34,262,425)	(50,012,214)	(38,214,994)	(88,379,282)	(95,942,563)	(69,142,717)	(68,316,770)	—	—	(3,737,516)	(2,649,604)
	Retail Class	(7,240,195)	(8,652,039)	(15,678,604)	(18,358,964)	(67,680,772)	(70,385,109)	(31,603,966)	(40,119,963)	(27,870,360)	(25,271,282)	(2,323,458)	(1,734,083)
	Class W	(1,023,012,459)	(681,946,493)	(873,628,917)	(829,185,907)	—	—	(471,156,238)	(415,757,207)	—	—	—	—
Net increase (decrease) from shareholder transactions		3,024,247,078	3,457,848,190	2,445,383,860	2,055,801,986	1,078,478,207	1,341,513,639	109,711,070	822,821,551	9,525,586	247,604	58,280,155	16,702,224
Net increase (decrease) in net assets		1,607,919,744	2,959,285,939	1,711,302,463	2,099,174,369	649,164,231	1,321,059,343	(313,711,576)	998,241,649	(13,717,605)	10,393,564	53,641,154	17,580,513
NET ASSETS
Beginning of period		19,519,247,120	16,559,961,181	8,703,223,163	6,604,048,794	6,265,609,586	4,944,550,243	5,564,824,037	4,566,582,388	280,783,388	270,389,824	50,802,355	33,221,842
End of period		$21,127,166,864	$19,519,247,120	$10,414,525,626	$8,703,223,163	$6,914,773,817	$6,265,609,586	$5,251,112,461	$5,564,824,037	$267,065,783	$280,783,388	$104,443,509	$50,802,355

70	2022 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2022 Annual Report	71

Statements of changes in net assets	continued

TIAA-CREF Funds  ■  For the year ended

		Bond Index Fund		Core Bond Fund		Core Impact Bond Fund		Core Plus Bond Fund		5–15 Year Laddered Tax-Exempt Bond Fund		Green Bond Fund
		March 31, 2022	March 31, 2021	March 31, 2022	March 31, 2021	March 31, 2022	March 31, 2021	March 31, 2022	March 31, 2021	March 31, 2022	March 31, 2021	March 31, 2022	March 31, 2021

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	189,526,616	212,593,068	227,682,896	130,882,185	151,786,310	159,781,356	26,225,893	39,601,213	1,271,551	436,915	5,289,428	496,961
	Advisor Class	379,444	1,271,130	45,916,611	15,027,739	67,113,419	79,188,356	2,527,153	4,250,982	17,554	6,973	249,962	42,486
	Premier Class	459,481	760,651	100,275	186,215	915,726	1,458,864	283,317	111,856	—	—	—	—
	Retirement Class	8,265,033	17,385,750	797,568	2,526,492	1,474,770	1,356,443	1,019,620	3,802,018	—	—	547,966	904,324
	Retail Class	423,818	1,303,226	547,161	1,221,128	10,401,369	12,189,880	1,119,092	2,033,328	1,774,246	1,591,476	357,423	467,822
	Class W	302,233,416	346,154,733	99,608,174	174,118,451	—	—	51,157,205	98,562,739	—	—	—	—
Shares reinvested:	Institutional Class	18,317,356	23,346,381	7,754,826	6,942,626	5,963,182	11,835,090	3,892,646	3,041,603	41,410	15,177	18,022	5,853
	Advisor Class	31,646	49,033	1,595,027	2,650,746	1,583,083	2,935,530	346,662	304,210	1,659	1,425	4,032	687
	Premier Class	49,836	65,733	16,303	45,590	33,555	101,390	24,697	26,118	—	—	—	—
	Retirement Class	1,083,222	1,254,614	374,109	772,476	621,669	1,965,138	1,213,379	1,194,908	—	—	35,573	37,579
	Retail Class	53,401	76,497	188,498	353,481	466,513	1,003,502	908,398	810,686	575,807	520,327	14,016	13,008
	Class W	1,649,697	5,414,746	1,929,362	7,276,783	—	—	4,058,117	1,923,633	—	—	—	—
Shares redeemed:	Institutional Class	(152,285,733)	(245,929,801)	(50,404,510)	(39,781,010)	(85,052,838)	(83,146,337)	(23,322,023)	(27,352,873)	(239,969)	(180,027)	(154,479)	(34,476)
	Advisor Class	(735,425)	(1,128,848)	(19,072,603)	(33,363,140)	(36,881,498)	(48,707,008)	(5,880,061)	(5,666,333)	(12,295)	(39,263)	(73,011)	(15)
	Premier Class	(636,705)	(509,261)	(548,519)	(443,450)	(1,347,412)	(1,383,780)	(332,903)	(292,902)	—	—	—	—
	Retirement Class	(4,235,411)	(2,962,781)	(4,607,806)	(3,423,565)	(8,404,221)	(8,874,038)	(6,416,591)	(6,234,753)	—	—	(352,412)	(243,413)
	Retail Class	(647,527)	(745,599)	(1,444,857)	(1,649,105)	(6,497,269)	(6,521,498)	(2,939,844)	(3,665,830)	(2,583,713)	(2,338,800)	(217,840)	(159,392)
	Class W	(91,976,423)	(58,874,575)	(83,035,262)	(76,076,409)	—	—	(44,292,975)	(38,149,008)	—	—	—	—
Net increase (decrease) from shareholder transactions		271,955,742	299,524,697	227,397,253	187,267,233	102,176,358	123,182,888	9,591,782	74,301,595	846,250	14,203	5,718,680	1,531,424

72	2022 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2022 Annual Report	73

Statements of changes in net assets	continued

TIAA-CREF Funds  ■  For the year ended

		High-Yield Fund		Inflation-Linked Bond Fund		Short Duration Impact Bond Fund		Short-Term Bond Fund		Short-Term Bond Index Fund		Money Market Fund
		March 31, 2022	March 31, 2021	March 31, 2022	March 31, 2021	March 31, 2022	March 31, 2021	March 31, 2022	March 31, 2021	March 31, 2022	March 31, 2021	March 31, 2022	March 31, 2021

OPERATIONS
Net investment income (loss)		$166,191,887	$194,549,033	$221,719,100	$50,168,853	$511,455	$601,656	$33,821,083	$34,796,670	$6,986,776	$11,152,228	$—	$1,477,342
Net realized gain (loss) on total investments		86,911,052	(75,148,118)	42,877,793	34,952,895	(41,981)	397,592	1,881,607	9,312,983	1,993,496	6,440,656	1,683	19,335
Net change in unrealized appreciation (depreciation) on total investments		(241,246,671)	545,888,369	(135,905,541)	165,959,791	(1,354,182)	980,867	(66,599,824)	35,813,951	(49,417,730)	(6,917,171)	—	—
Net increase (decrease) in net assets from operations		11,856,268	665,289,284	128,691,352	251,081,539	(884,708)	1,980,115	(30,897,134)	79,923,604	(40,437,458)	10,675,713	1,683	1,496,677

DISTRIBUTIONS TO SHAREHOLDERS
	Institutional Class	(115,686,867)	(136,677,735)	(82,578,435)	(18,322,810)	(487,844)	(660,441)	(8,764,650)	(11,691,144)	(731,470)	(1,008,902)	—	(1,092,494)
	Advisor Class	(501,535)	(317,334)	(11,209,249)	(1,677,275)	(52,828)	(30,264)	(3,737,945)	(3,132,353)	(5,068)	(17,438)	—	(1,810)
	Premier Class	(784,909)	(1,028,780)	(274,151)	(90,185)	(18,443)	(27,415)	(54,059)	(72,374)	(5,320)	(10,323)	—	(180,624)
	Retirement Class	(12,854,349)	(15,172,810)	(11,894,929)	(2,046,885)	(84,359)	(106,548)	(1,858,391)	(2,027,413)	(1,789,546)	(1,568,583)	—	(141,850)
	Retail Class	(11,904,390)	(13,517,178)	(10,795,889)	(1,633,050)	(37,989)	(42,124)	(2,180,067)	(2,444,158)	(21,204)	(48,338)	—	(61,319)
	Class W	(24,359,294)	(27,886,439)	(137,874,837)	(25,359,464)	—	—	(19,622,894)	(16,803,651)	(9,740,076)	(10,844,607)	—	—
Total distributions		(166,091,344)	(194,600,276)	(254,627,490)	(49,129,669)	(681,463)	(866,792)	(36,218,006)	(36,171,093)	(12,292,684)	(13,498,191)	—	(1,478,097)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	674,281,036	1,222,458,027	400,704,270	252,784,435	2,304,271	1,366,411	150,461,529	245,990,712	13,726,940	31,834,826	483,709,427	442,102,990
	Advisor Class	14,838,791	7,973,217	82,186,117	47,012,800	4,606,995	85,467	91,689,510	121,218,722	418,499	1,253,362	322,145	92,843
	Premier Class	8,734,126	3,356,122	941,188	7,147,889	—	—	850,249	1,954,283	192,328	184,844	31,230,445	189,053,632
	Retirement Class	9,155,129	20,428,838	12,103,682	8,482,886	2,645,875	2,004,385	11,128,696	52,232,704	139,839,342	102,837,518	144,709,833	176,643,982
	Retail Class	72,121,039	45,326,476	33,081,005	28,240,214	535,350	1,129,866	8,022,273	10,137,654	308,003	2,319,801	102,767,008	131,431,955
	Class W	77,328,318	253,074,356	482,791,040	594,234,969	—	—	204,621,279	337,947,693	308,302,866	336,940,643	—	—
Reinvestments of distributions:	Institutional Class	96,639,412	117,068,736	78,861,863	17,546,587	67,525	52,403	5,451,998	8,290,525	731,227	1,008,778	—	1,089,610
	Advisor Class	470,651	294,228	6,626,751	704,677	33,172	1,340	2,125,853	1,401,068	4,237	15,997	—	1,683
	Premier Class	783,999	1,028,264	274,151	90,185	—	—	54,059	72,374	3,357	6,795	—	162,176
	Retirement Class	12,854,037	15,172,222	11,894,929	2,046,885	66,626	80,152	1,858,391	2,027,418	1,789,505	1,568,471	—	141,848
	Retail Class	11,030,284	12,611,107	9,778,871	1,455,235	20,373	15,443	2,031,441	2,261,446	20,924	47,504	—	60,308
	Class W	—	57	20,927,325	—	—	—	1,208,893	582,474	3,891,220	1,818,242	—	—
Redemptions:	Institutional Class	(1,219,453,793)	(1,243,758,639)	(779,682,189)	(845,770,706)	(773,688)	(444,397)	(282,035,075)	(219,612,183)	(10,842,931)	(10,057,422)	(408,503,941)	(721,317,556)
	Advisor Class	(13,234,349)	(5,357,880)	(46,780,317)	(74,266,672)	(691,403)	(35,749)	(81,160,217)	(65,633,564)	(304,566)	(1,212,889)	(372,778)	(301,415)
	Premier Class	(13,254,502)	(6,241,565)	(6,737,950)	(2,459,784)	—	—	(246,675)	(3,147,829)	(143,207)	(178,048)	(39,495,914)	(594,582,716)
	Retirement Class	(50,723,672)	(63,843,003)	(24,409,197)	(31,262,593)	(1,551,244)	(733,177)	(33,010,354)	(27,612,058)	(656,564)	(7,581,019)	(168,970,415)	(237,349,564)
	Retail Class	(98,869,829)	(86,368,883)	(30,287,662)	(37,204,304)	(436,263)	(216,967)	(23,544,303)	(27,434,464)	(1,690,466)	(1,153,267)	(124,750,417)	(152,538,312)
	Class W	(74,950,194)	(226,865,222)	(276,054,899)	(180,734,642)	—	—	(155,160,597)	(135,289,102)	(106,988,915)	(65,686,930)	—	—
Net increase (decrease) from shareholder transactions		(492,249,517)	66,356,458	(23,781,022)	(211,951,939)	6,827,589	3,305,177	(95,653,050)	305,387,873	348,601,799	393,967,206	20,645,393	(765,308,536)
Net increase (decrease) in net assets		(646,484,593)	537,045,466	(149,717,160)	(10,000,069)	5,261,418	4,418,500	(162,768,190)	349,140,384	295,871,657	391,144,728	20,647,076	(765,289,956)
NET ASSETS
Beginning of period		3,784,397,579	3,247,352,113	3,417,474,770	3,427,474,839	32,996,491	28,577,991	2,159,486,107	1,810,345,723	1,065,826,592	674,681,864	1,429,743,942	2,195,033,898
End of period		$3,137,912,986	$3,784,397,579	$3,267,757,610	$3,417,474,770	$38,257,909	$32,996,491	$1,996,717,917	$2,159,486,107	$1,361,698,249	$1,065,826,592	$1,450,391,018	$1,429,743,942

74	2022 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2022 Annual Report	75

Statements of changes in net assets	concluded

TIAA-CREF Funds  ■  For the year ended

		High-Yield Fund		Inflation-Linked Bond Fund		Short Duration Impact Bond Fund		Short-Term Bond Fund		Short-Term Bond Index Fund		Money Market Fund
		March 31, 2022	March 31, 2021	March 31, 2022	March 31, 2021	March 31, 2022	March 31, 2021	March 31, 2022	March 31, 2021	March 31, 2022	March 31, 2021	March 31, 2022	March 31, 2021

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	70,869,100	132,386,946	32,041,978	20,863,995	226,753	133,194	14,534,510	23,523,971	1,371,419	3,134,042	483,709,427	442,102,990
	Advisor Class	1,552,889	868,826	6,648,241	3,882,496	456,273	8,420	8,821,301	11,606,447	42,316	123,074	322,145	92,843
	Premier Class	908,328	361,343	75,773	601,096	—	—	81,408	188,131	19,057	18,212	31,230,445	189,053,632
	Retirement Class	960,507	2,219,208	973,854	695,853	261,882	195,234	1,066,147	4,993,483	13,960,449	10,126,991	144,709,833	176,643,982
	Retail Class	7,557,314	4,897,348	2,759,679	2,394,559	52,941	109,891	769,209	969,690	30,707	228,273	102,767,009	131,431,955
	Class W	8,119,739	28,164,616	39,229,722	49,062,320	—	—	19,626,031	32,295,855	30,713,554	33,149,034	—	—
Shares reinvested:	Institutional Class	10,171,227	12,632,844	6,478,026	1,443,612	6,669	5,102	524,796	792,090	73,122	99,260	—	1,089,610
	Advisor Class	49,691	31,682	544,858	57,946	3,294	130	204,951	133,894	424	1,574	—	1,683
	Premier Class	82,400	111,053	22,516	7,430	—	—	5,204	6,913	336	669	—	162,176
	Retirement Class	1,352,770	1,639,517	969,635	167,054	6,576	7,804	178,732	193,472	179,190	154,357	—	141,847
	Retail Class	1,156,232	1,357,361	826,365	122,815	2,009	1,503	195,570	216,004	2,094	4,675	—	60,308
	Class W	—	6	1,733,830	—	—	—	116,576	55,421	389,902	179,314	—	—
Shares redeemed:	Institutional Class	(128,982,059)	(134,357,349)	(64,172,715)	(70,083,018)	(76,880)	(43,161)	(26,994,601)	(20,987,233)	(1,079,681)	(991,195)	(408,503,941)	(721,317,556)
	Advisor Class	(1,404,163)	(585,602)	(3,812,180)	(6,137,928)	(69,159)	(3,490)	(7,800,862)	(6,281,143)	(30,375)	(119,532)	(372,778)	(301,415)
	Premier Class	(1,375,854)	(670,159)	(547,879)	(202,960)	—	—	(23,588)	(299,786)	(14,166)	(17,576)	(39,495,914)	(594,582,716)
	Retirement Class	(5,332,048)	(6,897,819)	(1,968,262)	(2,571,756)	(152,091)	(71,390)	(3,168,360)	(2,636,569)	(66,211)	(744,216)	(168,970,415)	(237,349,564)
	Retail Class	(10,347,179)	(9,356,735)	(2,530,078)	(3,165,478)	(43,035)	(21,077)	(2,264,887)	(2,622,580)	(168,362)	(113,556)	(124,750,417)	(152,538,312)
	Class W	(7,962,680)	(24,192,680)	(22,441,483)	(14,922,941)	—	—	(14,977,065)	(12,972,205)	(10,689,125)	(6,466,461)	—	—
Net increase (decrease) from shareholder transactions		(52,623,786)	8,610,406	(3,168,120)	(17,784,905)	675,232	322,160	(9,104,928)	29,175,855	34,734,650	38,766,939	20,645,394	(765,308,537)

76	2022 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2022 Annual Report	77

Financial highlights

TIAA-CREF Funds

			Selected per share data
				Gain (loss) from investment operations
	For the		Net asset	Net		Net realized and	Total gain	Less distributions from		Total	Net asset
	period or year ended		value, beginning of period	investment income (loss	)[a]	unrealized gain (loss) on total investments	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period

BOND INDEX FUND
Institutional Class:	3/31/22		$11.14	$0.21		$(0.68)	$(0.47)	$(0.21)	$(0.02)	$(0.23)	$10.44
	3/31/21		11.40	0.24		(0.17)	0.07	(0.24)	(0.09)	(0.33)	11.14
	3/31/20		10.76	0.29		0.64	0.93	(0.29)	—	(0.29)	11.40
	3/31/19		10.58	0.29		0.18	0.47	(0.29)	—	(0.29)	10.76
	3/31/18		10.75	0.26		(0.17)	0.09	(0.26)	(0.00)[d]	(0.26)	10.58
Advisor Class:	3/31/22		11.14	0.20		(0.68)	(0.48)	(0.20)	(0.02)	(0.22)	10.44
	3/31/21		11.41	0.23		(0.18)	0.05	(0.23)	(0.09)	(0.32)	11.14
	3/31/20		10.76	0.27		0.66	0.93	(0.28)	—	(0.28)	11.41
	3/31/19		10.59	0.28		0.17	0.45	(0.28)	—	(0.28)	10.76
	3/31/18		10.76	0.25		(0.17)	0.08	(0.25)	(0.00)[d]	(0.25)	10.59
Premier Class:	3/31/22		11.14	0.19		(0.68)	(0.49)	(0.19)	(0.02)	(0.21)	10.44
	3/31/21		11.40	0.22		(0.16)	0.06	(0.23)	(0.09)	(0.32)	11.14
	3/31/20		10.76	0.27		0.64	0.91	(0.27)	—	(0.27)	11.40
	3/31/19		10.58	0.27		0.18	0.45	(0.27)	—	(0.27)	10.76
	3/31/18		10.75	0.25		(0.17)	0.08	(0.25)	(0.00)[d]	(0.25)	10.58
Retirement Class:	3/31/22		11.15	0.18		(0.68)	(0.50)	(0.18)	(0.02)	(0.20)	10.45
	3/31/21		11.41	0.21		(0.17)	0.04	(0.21)	(0.09)	(0.30)	11.15
	3/31/20		10.77	0.26		0.64	0.90	(0.26)	—	(0.26)	11.41
	3/31/19		10.59	0.26		0.18	0.44	(0.26)	—	(0.26)	10.77
	3/31/18		10.75	0.24		(0.16)	0.08	(0.24)	(0.00)[d]	(0.24)	10.59
Retail Class:	3/31/22		11.15	0.18		(0.68)	(0.50)	(0.18)	(0.02)	(0.20)	10.45
	3/31/21		11.41	0.21		(0.17)	0.04	(0.21)	(0.09)	(0.30)	11.15
	3/31/20		10.77	0.25		0.64	0.89	(0.25)	—	(0.25)	11.41
	3/31/19		10.59	0.26		0.18	0.44	(0.26)	—	(0.26)	10.77
	3/31/18		10.75	0.23		(0.16)	0.07	(0.23)	(0.00)[d]	(0.23)	10.59
Class W:	3/31/22		11.15	0.22		(0.69)	(0.47)	(0.22)	(0.02)	(0.24)	10.44
	3/31/21		11.41	0.25		(0.16)	0.09	(0.26)	(0.09)	(0.35)	11.15
	3/31/20		10.76	0.30		0.65	0.95	(0.30)	—	(0.30)	11.41
	3/31/19	††	10.43	0.16		0.32	0.48	(0.15)	—	(0.15)	10.76

78	2022 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

				Ratios and supplemental data
	For the period			Net assets at		Ratios to average net assets						Portfolio
	or year ended		Total return	end of period (in thousands	)	Gross expenses		Net expenses		Net investment income (loss)		turnover rate

BOND INDEX FUND
Institutional Class:	3/31/22		(4.32)%	$ 9,680,082		0.09%		0.09%		1.90%		18%
	3/31/21		0.46	9,712,952		0.11		0.11		2.09		29
	3/31/20		8.83	10,054,559		0.11		0.11		2.61		32
	3/31/19		4.55	6,445,380		0.11		0.11		2.75		20
	3/31/18		0.89	9,558,420		0.12		0.12		2.45		15
Advisor Class:	3/31/22		(4.41)	14,176		0.19		0.19		1.79		18
	3/31/21		0.36	18,746		0.21		0.21		1.98		29
	3/31/20		8.73	17,005		0.22		0.22		2.48		32
	3/31/19		4.33	1,139		0.22		0.22		2.74		20
	3/31/18		0.78	282		0.20		0.20		2.30		15
Premier Class:	3/31/22		(4.46)	25,715		0.24		0.24		1.75		18
	3/31/21		0.40	28,867		0.26		0.26		1.94		29
	3/31/20		8.58	25,927		0.27		0.27		2.46		32
	3/31/19		4.39	21,379		0.26		0.26		2.61		20
	3/31/18		0.74	33,640		0.27		0.27		2.30		15
Retirement Class:	3/31/22		(4.55)	628,526		0.34		0.34		1.65		18
	3/31/21		0.30	613,853		0.36		0.36		1.84		29
	3/31/20		8.46	449,368		0.37		0.37		2.36		32
	3/31/19		4.29	258,787		0.36		0.36		2.53		20
	3/31/18		0.73	179,875		0.37		0.37		2.20		15
Retail Class:	3/31/22		(4.61)	31,980		0.44		0.40		1.59		18
	3/31/21		0.24	36,033		0.42		0.42		1.78		29
	3/31/20		8.39	29,641		0.43		0.43		2.29		32
	3/31/19		4.20	21,544		0.44		0.44		2.43		20
	3/31/18		0.66	20,927		0.44		0.44		2.12		15
Class W:	3/31/22		(4.32)	10,746,686		0.09		0.00		2.00		18
	3/31/21		0.66	9,108,797		0.11		0.00		2.19		29
	3/31/20		8.96	5,983,462		0.11		0.00		2.72		32
	3/31/19	††	4.69 [b]	4,605,482		0.11	[c]	0.00	[c]	2.97	[c]	20

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2022 Annual Report	79

Financial highlights

TIAA-CREF Funds

			Selected per share data
				Gain (loss) from investment operations
	For the		Net asset	Net		Net realized and	Total gain	Less distributions from		Total	Net asset
	period or year ended		value, beginning of period	investment income (loss	)[a]	unrealized gain (loss) on total investments	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period

CORE BOND FUND
Institutional Class:	3/31/22		$10.65	$0.21		$(0.64)	$(0.43)	$(0.21)	$(0.04)	$(0.25)	$9.97
	3/31/21		10.48	0.25		0.37	0.62	(0.25)	(0.20)	(0.45)	10.65
	3/31/20		10.29	0.30		0.19	0.49	(0.30)	—	(0.30)	10.48
	3/31/19		10.18	0.32		0.11	0.43	(0.32)	—	(0.32)	10.29
	3/31/18		10.30	0.31		(0.12)	0.19	(0.30)	(0.01)	(0.31)	10.18
Advisor Class:	3/31/22		10.66	0.20		(0.64)	(0.44)	(0.20)	(0.04)	(0.24)	9.98
	3/31/21		10.49	0.24		0.36	0.60	(0.23)	(0.20)	(0.43)	10.66
	3/31/20		10.30	0.29		0.19	0.48	(0.29)	—	(0.29)	10.49
	3/31/19		10.18	0.31		0.12	0.43	(0.31)	—	(0.31)	10.30
	3/31/18		10.30	0.30		(0.11)	0.19	(0.30)	(0.01)	(0.31)	10.18
Premier Class:	3/31/22		10.65	0.19		(0.64)	(0.45)	(0.19)	(0.04)	(0.23)	9.97
	3/31/21		10.49	0.23		0.36	0.59	(0.23)	(0.20)	(0.43)	10.65
	3/31/20		10.30	0.29		0.18	0.47	(0.28)	—	(0.28)	10.49
	3/31/19		10.18	0.31		0.12	0.43	(0.31)	—	(0.31)	10.30
	3/31/18		10.30	0.29		(0.11)	0.18	(0.29)	(0.01)	(0.30)	10.18
Retirement Class:	3/31/22		10.85	0.19		(0.65)	(0.46)	(0.19)	(0.04)	(0.23)	10.16
	3/31/21		10.67	0.23		0.37	0.60	(0.22)	(0.20)	(0.42)	10.85
	3/31/20		10.48	0.28		0.19	0.47	(0.28)	—	(0.28)	10.67
	3/31/19		10.36	0.30		0.12	0.42	(0.30)	—	(0.30)	10.48
	3/31/18		10.49	0.28		(0.12)	0.16	(0.28)	(0.01)	(0.29)	10.36
Retail Class:	3/31/22		10.84	0.18		(0.65)	(0.47)	(0.18)	(0.04)	(0.22)	10.15
	3/31/21		10.66	0.22		0.38	0.60	(0.22)	(0.20)	(0.42)	10.84
	3/31/20		10.47	0.28		0.18	0.46	(0.27)	—	(0.27)	10.66
	3/31/19		10.35	0.30		0.12	0.42	(0.30)	—	(0.30)	10.47
	3/31/18		10.48	0.28		(0.12)	0.16	(0.28)	(0.01)	(0.29)	10.35
Class W:	3/31/22		10.65	0.24		(0.64)	(0.40)	(0.24)	(0.04)	(0.28)	9.97
	3/31/21		10.48	0.28		0.37	0.65	(0.28)	(0.20)	(0.48)	10.65
	3/31/20		10.29	0.33		0.19	0.52	(0.33)	—	(0.33)	10.48
	3/31/19	††	10.00	0.18		0.29	0.47	(0.18)	—	(0.18)	10.29

CORE IMPACT BOND FUND
Institutional Class:	3/31/22		10.48	0.18		(0.61)	(0.43)	(0.18)	(0.00)[d]	(0.18)	9.87
	3/31/21		10.41	0.21		0.33	0.54	(0.21)	(0.26)	(0.47)	10.48
	3/31/20		10.28	0.28		0.20	0.48	(0.28)	(0.07)	(0.35)	10.41
	3/31/19		10.14	0.30		0.14	0.44	(0.30)	—	(0.30)	10.28
	3/31/18		10.18	0.27		(0.05)	0.22	(0.26)	—	(0.26)	10.14
Advisor Class:	3/31/22		10.48	0.17		(0.59)	(0.42)	(0.18)	(0.00)[d]	(0.18)	9.88
	3/31/21		10.42	0.20		0.32	0.52	(0.20)	(0.26)	(0.46)	10.48
	3/31/20		10.29	0.27		0.20	0.47	(0.27)	(0.07)	(0.34)	10.42
	3/31/19		10.15	0.30		0.14	0.44	(0.30)	—	(0.30)	10.29
	3/31/18		10.19	0.26		(0.05)	0.21	(0.25)	—	(0.25)	10.15
Premier Class:	3/31/22		10.48	0.16		(0.60)	(0.44)	(0.16)	(0.00)[d]	(0.16)	9.88
	3/31/21		10.42	0.19		0.32	0.51	(0.19)	(0.26)	(0.45)	10.48
	3/31/20		10.29	0.27		0.20	0.47	(0.27)	(0.07)	(0.34)	10.42
	3/31/19		10.15	0.28		0.14	0.42	(0.28)	—	(0.28)	10.29
	3/31/18		10.19	0.25		(0.05)	0.20	(0.24)	—	(0.24)	10.15
Retirement Class:	3/31/22		10.48	0.15		(0.59)	(0.44)	(0.16)	(0.00)[d]	(0.16)	9.88
	3/31/21		10.41	0.18		0.33	0.51	(0.18)	(0.26)	(0.44)	10.48
	3/31/20		10.29	0.26		0.19	0.45	(0.26)	(0.07)	(0.33)	10.41
	3/31/19		10.14	0.28		0.15	0.43	(0.28)	—	(0.28)	10.29
	3/31/18		10.19	0.24		(0.06)	0.18	(0.23)	—	(0.23)	10.14
Retail Class:	3/31/22		10.47	0.15		(0.60)	(0.45)	(0.15)	(0.00)[d]	(0.15)	9.87
	3/31/21		10.40	0.18		0.33	0.51	(0.18)	(0.26)	(0.44)	10.47
	3/31/20		10.28	0.25		0.19	0.44	(0.25)	(0.07)	(0.32)	10.40
	3/31/19		10.14	0.27		0.14	0.41	(0.27)	—	(0.27)	10.28
	3/31/18		10.18	0.24		(0.05)	0.19	(0.23)	—	(0.23)	10.14

80	2022 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

continued

				Ratios and supplemental data
	For the period			Net assets at		Ratios to average net assets						Portfolio		Portfolio turnover rate excluding
	or year ended		Total return	end of period (in thousands	)	Gross expenses		Net expenses		Net investment income (loss)		turnover rate		mortgage dollar rolls

CORE BOND FUND
Institutional Class:	3/31/22		(4.14)%	$4,490,250		0.29%		0.29%		1.98%		295%[f]		96%[f]
	3/31/21		5.84	2,825,828		0.29		0.29		2.27		229		117
	3/31/20		4.75	1,753,879		0.30		0.30		2.86		133		125
	3/31/19		4.38	954,430		0.30		0.30		3.16		138		125
	3/31/18		1.83	4,343,864		0.30		0.30		2.95		155		130
Advisor Class:	3/31/22		(4.26)	989,602		0.42		0.42		1.85		295	[f]	96	[f]
	3/31/21		5.70	753,975		0.42		0.42		2.16		229		117
	3/31/20		4.61	906,706		0.43		0.43		2.73		133		125
	3/31/19		4.37	933,420		0.44		0.44		3.15		138		125
	3/31/18		1.74	5,148		0.38		0.38		2.95		155		130
Premier Class:	3/31/22		(4.28)	6,596		0.44		0.44		1.81		295	[f]	96	[f]
	3/31/21		5.58	11,648		0.44		0.44		2.13		229		117
	3/31/20		4.60	13,685		0.45		0.45		2.71		133		125
	3/31/19		4.32	14,729		0.45		0.45		3.05		138		125
	3/31/18		1.67	25,584		0.45		0.45		2.79		155		130
Retirement Class:	3/31/22		(4.36)	162,596		0.54		0.54		1.71		295	[f]	96	[f]
	3/31/21		5.51	210,938		0.54		0.54		2.03		229		117
	3/31/20		4.56	208,899		0.55		0.55		2.61		133		125
	3/31/19		4.20	197,645		0.55		0.55		2.98		138		125
	3/31/18		1.49	213,497		0.55		0.55		2.69		155		130
Retail Class:	3/31/22		(4.38)	93,247		0.59		0.55		1.70		295	[f]	96	[f]
	3/31/21		5.47	107,280		0.58		0.58		1.99		229		117
	3/31/20		4.52	106,363		0.59		0.59		2.57		133		125
	3/31/19		4.16	92,455		0.60		0.60		2.93		138		125
	3/31/18		1.45	97,066		0.60		0.60		2.65		155		130
Class W:	3/31/22		(3.86)	4,672,235		0.29		0.00		2.25		295	[f]	96	[f]
	3/31/21		6.15	4,793,554		0.29		0.00		2.56		229		117
	3/31/20		5.06	3,614,517		0.30		0.00		3.16		133		125
	3/31/19	††	4.77 [b]	3,741,378		0.30	[c]	0.00	[c]	3.64	[c]	138		125

CORE IMPACT BOND FUND
Institutional Class:	3/31/22		(4.16)	4,648,095		0.38		0.38		1.72		255		112
	3/31/21		5.13	4,169,777		0.35		0.35		1.92		293		186
	3/31/20		4.74	3,223,141		0.36		0.36		2.68		115	[f]	110	[f]
	3/31/19		4.47	1,961,314		0.37		0.37		3.02		90		82
	3/31/18		2.14	1,203,023		0.39		0.39		2.61		112		89
Advisor Class:	3/31/22		(4.12)	1,526,575		0.44		0.44		1.66		255		112
	3/31/21		4.95	1,286,125		0.43		0.43		1.83		293		186
	3/31/20		4.64	930,083		0.46		0.46		2.58		115	[f]	110	[f]
	3/31/19		4.39	554,143		0.44		0.44		2.97		90		82
	3/31/18		2.09	239,374		0.44		0.44		2.55		112		89
Premier Class:	3/31/22		(4.23)	27,068		0.58		0.55		1.53		255		112
	3/31/21		4.85	32,891		0.53		0.53		1.76		293		186
	3/31/20		4.57	30,850		0.53		0.53		2.51		115	[f]	110	[f]
	3/31/19		4.28	36,827		0.55		0.55		2.84		90		82
	3/31/18		1.99	30,079		0.54		0.54		2.44		112		89
Retirement Class:	3/31/22		(4.31)	382,704		0.63		0.63		1.45		255		112
	3/31/21		4.87	472,112		0.60		0.60		1.69		293		186
	3/31/20		4.38	527,044		0.61		0.61		2.43		115	[f]	110	[f]
	3/31/19		4.31	467,437		0.62		0.62		2.77		90		82
	3/31/18		1.79	364,848		0.64		0.64		2.34		112		89
Retail Class:	3/31/22		(4.32)	330,332		0.64		0.64		1.45		255		112
	3/31/21		4.87	304,704		0.61		0.61		1.67		293		186
	3/31/20		4.35	233,432		0.64		0.64		2.40		115	[f]	110	[f]
	3/31/19		4.18	172,447		0.65		0.65		2.72		90		82
	3/31/18		1.88	176,995		0.65		0.65		2.33		112		89

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2022 Annual Report	81

Financial highlights

TIAA-CREF Funds

			Selected per share data
				Gain (loss) from investment operations
	For the		Net asset	Net		Net realized and	Total gain	Less distributions from		Total	Net asset
	period or year ended		value, beginning of period	investment income (loss	)[a]	unrealized gain (loss) on total investments	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period

CORE PLUS BOND FUND
Institutional Class:	3/31/22		$10.82	$0.26		$(0.64)	$(0.38)	$(0.26)	$(0.15)	$(0.41)	$10.03
	3/31/21		10.38	0.29		0.52	0.81	(0.29)	(0.08)	(0.37)	10.82
	3/31/20		10.35	0.32		0.03	0.35	(0.32)	—	(0.32)	10.38
	3/31/19		10.24	0.35		0.10	0.45	(0.34)	—	(0.34)	10.35
	3/31/18		10.36	0.33		(0.11)	0.22	(0.33)	(0.01)	(0.34)	10.24
Advisor Class:	3/31/22		10.83	0.26		(0.65)	(0.39)	(0.25)	(0.15)	(0.40)	10.04
	3/31/21		10.39	0.29		0.51	0.80	(0.28)	(0.08)	(0.36)	10.83
	3/31/20		10.36	0.31		0.03	0.34	(0.31)	—	(0.31)	10.39
	3/31/19		10.25	0.34		0.11	0.45	(0.34)	—	(0.34)	10.36
	3/31/18		10.37	0.32		(0.11)	0.21	(0.32)	(0.01)	(0.33)	10.25
Premier Class:	3/31/22		10.82	0.25		(0.65)	(0.40)	(0.24)	(0.15)	(0.39)	10.03
	3/31/21		10.38	0.28		0.51	0.79	(0.27)	(0.08)	(0.35)	10.82
	3/31/20		10.35	0.31		0.02	0.33	(0.30)	—	(0.30)	10.38
	3/31/19		10.24	0.33		0.11	0.44	(0.33)	—	(0.33)	10.35
	3/31/18		10.36	0.32		(0.12)	0.20	(0.31)	(0.01)	(0.32)	10.24
Retirement Class:	3/31/22		10.84	0.24		(0.66)	(0.42)	(0.23)	(0.15)	(0.38)	10.04
	3/31/21		10.40	0.27		0.51	0.78	(0.26)	(0.08)	(0.34)	10.84
	3/31/20		10.37	0.30		0.02	0.32	(0.29)	—	(0.29)	10.40
	3/31/19		10.26	0.32		0.11	0.43	(0.32)	—	(0.32)	10.37
	3/31/18		10.37	0.31		(0.11)	0.20	(0.30)	(0.01)	(0.31)	10.26
Retail Class:	3/31/22		10.84	0.24		(0.65)	(0.41)	(0.23)	(0.15)	(0.38)	10.05
	3/31/21		10.40	0.26		0.52	0.78	(0.26)	(0.08)	(0.34)	10.84
	3/31/20		10.38	0.29		0.01	0.30	(0.28)	—	(0.28)	10.40
	3/31/19		10.26	0.32		0.11	0.43	(0.31)	—	(0.31)	10.38
	3/31/18		10.38	0.30		(0.11)	0.19	(0.30)	(0.01)	(0.31)	10.26
Class W:	3/31/22		10.82	0.30		(0.65)	(0.35)	(0.29)	(0.15)	(0.44)	10.03
	3/31/21		10.38	0.32		0.52	0.84	(0.32)	(0.08)	(0.40)	10.82
	3/31/20		10.36	0.36		0.01	0.37	(0.35)	—	(0.35)	10.38
	3/31/19	††	10.07	0.19		0.29	0.48	(0.19)	—	(0.19)	10.36

82	2022 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

continued

				Ratios and supplemental data
	For the period			Net assets at		Ratios to average net assets						Portfolio		Portfolio turnover rate excluding
	or year ended		Total return	end of period (in thousands	)	Gross expenses		Net expenses		Net investment income (loss)		turnover rate		mortgage dollar rolls

CORE PLUS BOND FUND
Institutional Class:	3/31/22		(3.72)%	$1,557,970		0.30%		0.30%		2.45%		251%		97%
	3/31/21		7.83	1,608,213		0.30		0.30		2.66		169		84
	3/31/20		3.31	1,383,899		0.30		0.30		3.04		94	[f]	85	[f]
	3/31/19		4.56	1,185,094		0.30		0.30		3.39		106		90
	3/31/18		2.07	3,434,043		0.30		0.30		3.19		156		116
Advisor Class:	3/31/22		(3.79)	162,811		0.38		0.38		2.36		251		97
	3/31/21		7.74	208,321		0.37		0.37		2.60		169		84
	3/31/20		3.24	211,366		0.38		0.38		2.93		94	[f]	85	[f]
	3/31/19		4.51	35,007		0.35		0.35		3.39		106		90
	3/31/18		1.99	24,604		0.37		0.37		3.17		156		116
Premier Class:	3/31/22		(3.86)	7,305		0.45		0.45		2.30		251		97
	3/31/21		7.67	8,155		0.45		0.45		2.53		169		84
	3/31/20		3.16	9,431		0.45		0.45		2.89		94	[f]	85	[f]
	3/31/19		4.41	10,707		0.45		0.45		3.25		106		90
	3/31/18		1.92	22,115		0.46		0.46		3.02		156		116
Retirement Class:	3/31/22		(4.04)	326,659		0.55		0.55		2.20		251		97
	3/31/21		7.55	397,965		0.55		0.55		2.42		169		84
	3/31/20		3.06	394,611		0.55		0.55		2.79		94	[f]	85	[f]
	3/31/19		4.30	436,641		0.55		0.55		3.18		106		90
	3/31/18		1.92	426,965		0.55		0.55		2.94		156		116
Retail Class:	3/31/22		(3.95)	270,848		0.61		0.56		2.19		251		97
	3/31/21		7.48	302,270		0.61		0.61		2.36		169		84
	3/31/20		2.90	298,496		0.61		0.61		2.73		94	[f]	85	[f]
	3/31/19		4.33	256,549		0.62		0.62		3.11		106		90
	3/31/18		1.75	264,757		0.62		0.62		2.87		156		116
Class W:	3/31/22		(3.43)	2,925,520		0.30		0.00		2.75		251		97
	3/31/21		8.14	3,039,900		0.30		0.00		2.95		169		84
	3/31/20		3.52	2,268,780		0.30		0.00		3.34		94	[f]	85	[f]
	3/31/19	††	4.82 [b]	2,370,116		0.31	[c]	0.00	[c]	3.84	[c]	106		90

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2022 Annual Report	83

Financial highlights

TIAA-CREF Funds

		Selected per share data
			Gain (loss) from investment operations
	For the	Net asset	Net		Net realized and	Total gain	Less distributions from		Total	Net asset
	period or year ended	value, beginning of period	investment income (loss	)[a]	unrealized gain (loss) on total investments	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period

5–15 YEAR LADDERED TAX-EXEMPT BOND FUND
Institutional Class:	3/31/22	$10.90	$0.22		$(0.78)	$(0.56)	$(0.23)	$(0.07)	$(0.30)	$10.04
	3/31/21	10.50	0.24		0.43	0.67	(0.24)	(0.03)	(0.27)	10.90
	3/31/20	10.55	0.26		(0.03)	0.23	(0.26)	(0.02)	(0.28)	10.50
	3/31/19	10.26	0.27		0.30	0.57	(0.27)	(0.01)	(0.28)	10.55
	3/31/18	10.25	0.24		0.01	0.25	(0.24)	(0.00)[d]	(0.24)	10.26
Advisor Class:	3/31/22	10.89	0.21		(0.79)	(0.58)	(0.21)	(0.07)	(0.28)	10.03
	3/31/21	10.50	0.23		0.42	0.65	(0.23)	(0.03)	(0.26)	10.89
	3/31/20	10.55	0.25		(0.02)	0.23	(0.26)	(0.02)	(0.28)	10.50
	3/31/19	10.26	0.26		0.30	0.56	(0.26)	(0.01)	(0.27)	10.55
	3/31/18	10.25	0.24		0.01	0.25	(0.24)	(0.00)[d]	(0.24)	10.26
Retail Class:	3/31/22	10.91	0.20		(0.79)	(0.59)	(0.20)	(0.07)	(0.27)	10.05
	3/31/21	10.51	0.21		0.43	0.64	(0.21)	(0.03)	(0.24)	10.91
	3/31/20	10.56	0.23		(0.03)	0.20	(0.23)	(0.02)	(0.25)	10.51
	3/31/19	10.27	0.24		0.30	0.54	(0.24)	(0.01)	(0.25)	10.56
	3/31/18	10.26	0.21		0.01	0.22	(0.21)	(0.00)[d]	(0.21)	10.27

84	2022 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

continued

			Ratios and supplemental data
	For the period		Net assets at		Ratios to average net assets			Portfolio
	or year ended	Total return	end of period (in thousands	)	Gross expenses	Net expenses	Net investment income (loss)	turnover rate

5–15 YEAR LADDERED TAX-EXEMPT BOND FUND
Institutional Class:	3/31/22	(5.31)%	$ 18,226		0.33%	0.30%	2.09%	9%
	3/31/21	6.48	8,099		0.32	0.30	2.24	23
	3/31/20	2.21	4,946		0.33	0.30	2.43	21
	3/31/19	5.64	5,091		0.35	0.31	2.71	43
	3/31/18	2.48	1,401		0.38	0.35	2.31	29
Advisor Class:	3/31/22	(5.42)	683		0.43	0.40	1.97	9
	3/31/21	6.30	666		0.40	0.38	2.16	23
	3/31/20	2.14	966		0.41	0.38	2.36	21
	3/31/19	5.58	228		0.41	0.38	2.58	43
	3/31/18	2.49	100		0.37	0.34	2.34	29
Retail Class:	3/31/22	(5.54)	248,157		0.61	0.54	1.83	9
	3/31/21	6.18	272,018		0.59	0.58	1.97	23
	3/31/20	1.93	264,478		0.61	0.58	2.17	21
	3/31/19	5.34	265,913		0.63	0.60	2.34	43
	3/31/18	2.20	266,695		0.65	0.62	2.06	29

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2022 Annual Report	85

Financial highlights

TIAA-CREF Funds

			Selected per share data
				Gain (loss) from investment operations
	For the		Net asset	Net		Net realized and	Total gain	Less distributions from		Total	Net asset
	period or year ended		value, beginning of period	investment income (loss	)[a]	unrealized gain (loss) on total investments	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period

GREEN BOND FUND
Institutional Class:	3/31/22		$10.62	$0.24		$(0.61)	$(0.37)	$(0.25)	$(0.05)	$(0.30)	$ 9.95
	3/31/21		10.22	0.27		0.58	0.85	(0.27)	(0.18)	(0.45)	10.62
	3/31/20		10.33	0.33		(0.02)	0.31	(0.33)	(0.09)	(0.42)	10.22
	3/31/19	§	10.00	0.14		0.33	0.47	(0.14)	—	(0.14)	10.33
Advisor Class:	3/31/22		10.62	0.24		(0.62)	(0.38)	(0.24)	(0.05)	(0.29)	9.95
	3/31/21		10.22	0.27		0.58	0.85	(0.27)	(0.18)	(0.45)	10.62
	3/31/20		10.33	0.33		(0.02)	0.31	(0.33)	(0.09)	(0.42)	10.22
	3/31/19	§	10.00	0.13		0.33	0.46	(0.13)	—	(0.13)	10.33
Premier Class:	3/31/22		10.62	0.23		(0.62)	(0.39)	(0.23)	(0.05)	(0.28)	9.95
	3/31/21		10.22	0.26		0.58	0.84	(0.26)	(0.18)	(0.44)	10.62
	3/31/20		10.33	0.32		(0.02)	0.30	(0.32)	(0.09)	(0.41)	10.22
	3/31/19	§	10.00	0.13		0.33	0.46	(0.13)	—	(0.13)	10.33
Retirement Class:	3/31/22		10.63	0.23		(0.63)	(0.40)	(0.23)	(0.05)	(0.28)	9.95
	3/31/21		10.22	0.26		0.59	0.85	(0.26)	(0.18)	(0.44)	10.63
	3/31/20		10.33	0.31		(0.01)	0.30	(0.32)	(0.09)	(0.41)	10.22
	3/31/19	§	10.00	0.13		0.33	0.46	(0.13)	—	(0.13)	10.33
Retail Class:	3/31/22		10.63	0.22		(0.63)	(0.41)	(0.22)	(0.05)	(0.27)	9.95
	3/31/21		10.22	0.24		0.59	0.83	(0.24)	(0.18)	(0.42)	10.63
	3/31/20		10.33	0.30		(0.01)	0.29	(0.31)	(0.09)	(0.40)	10.22
	3/31/19	§	10.00	0.13		0.33	0.46	(0.13)	—	(0.13)	10.33

HIGH-YIELD FUND
Institutional Class:	3/31/22		9.53	0.45		(0.43)	0.02	(0.44)	—	(0.44)	9.11
	3/31/21		8.36	0.47		1.17	1.64	(0.47)	—	(0.47)	9.53
	3/31/20		9.61	0.54		(1.25)	(0.71)	(0.54)	—	(0.54)	8.36
	3/31/19		9.56	0.56		0.05	0.61	(0.56)	—	(0.56)	9.61
	3/31/18		9.80	0.51		(0.24)	0.27	(0.51)	—	(0.51)	9.56
Advisor Class:	3/31/22		9.52	0.43		(0.42)	0.01	(0.43)	—	(0.43)	9.10
	3/31/21		8.35	0.46		1.17	1.63	(0.46)	—	(0.46)	9.52
	3/31/20		9.60	0.53		(1.25)	(0.72)	(0.53)	—	(0.53)	8.35
	3/31/19		9.56	0.55		0.03	0.58	(0.54)	—	(0.54)	9.60
	3/31/18		9.80	0.49		(0.23)	0.26	(0.50)	—	(0.50)	9.56
Premier Class:	3/31/22		9.54	0.43		(0.42)	0.01	(0.43)	—	(0.43)	9.12
	3/31/21		8.37	0.46		1.17	1.63	(0.46)	—	(0.46)	9.54
	3/31/20		9.62	0.53		(1.25)	(0.72)	(0.53)	—	(0.53)	8.37
	3/31/19		9.57	0.54		0.05	0.59	(0.54)	—	(0.54)	9.62
	3/31/18		9.81	0.49		(0.24)	0.25	(0.49)	—	(0.49)	9.57
Retirement Class:	3/31/22		9.53	0.42		(0.42)	0.00 [d]	(0.42)	—	(0.42)	9.11
	3/31/21		8.36	0.45		1.17	1.62	(0.45)	—	(0.45)	9.53
	3/31/20		9.61	0.52		(1.25)	(0.73)	(0.52)	—	(0.52)	8.36
	3/31/19		9.57	0.53		0.04	0.57	(0.53)	—	(0.53)	9.61
	3/31/18		9.81	0.48		(0.24)	0.24	(0.48)	—	(0.48)	9.57
Retail Class:	3/31/22		9.57	0.42		(0.42)	0.00 [d]	(0.42)	—	(0.42)	9.15
	3/31/21		8.39	0.45		1.18	1.63	(0.45)	—	(0.45)	9.57
	3/31/20		9.65	0.52		(1.26)	(0.74)	(0.52)	—	(0.52)	8.39
	3/31/19		9.61	0.53		0.04	0.57	(0.53)	—	(0.53)	9.65
	3/31/18		9.85	0.48		(0.24)	0.24	(0.48)	—	(0.48)	9.61
Class W:	3/31/22		9.53	0.48		(0.42)	0.06	(0.48)	—	(0.48)	9.11
	3/31/21		8.36	0.50		1.17	1.67	(0.50)	—	(0.50)	9.53
	3/31/20		9.61	0.57		(1.25)	(0.68)	(0.57)	—	(0.57)	8.36
	3/31/19	††	9.66	0.30		(0.05)	0.25	(0.30)	—	(0.30)	9.61

86	2022 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

continued

				Ratios and supplemental data
	For the period			Net assets at	Ratios to average net assets						Portfolio
	or year ended		Total return	end of period (in thousands)	Gross expenses		Net expenses		Net investment income (loss)		turnover rate

GREEN BOND FUND
Institutional Class:	3/31/22		(3.71)%	$ 77,183	0.81%		0.45%		2.34%		27%
	3/31/21		8.27	27,694	0.93		0.45		2.50		34
	3/31/20		2.94	21,857	1.21		0.45		3.15		37
	3/31/19	§	4.71 [b]	21,751	2.99	[c]	0.45	[c]	3.68	[c]	31	[b]
Advisor Class:	3/31/22		(3.73)	3,270	0.83		0.47		2.30		27
	3/31/21		8.25	1,570	0.94		0.46		2.49		34
	3/31/20		2.93	1,069	1.22		0.46		3.14		37
	3/31/19	§	4.66 [b]	1,033	3.37	[c]	0.60	[c]	3.53	[c]	31	[b]
Premier Class:	3/31/22		(3.84)	995	0.97		0.58		2.18		27
	3/31/21		8.16	1,062	1.08		0.55		2.41		34
	3/31/20		2.79	1,022	1.37		0.60		3.00		37
	3/31/19	§	4.66 [b]	1,033	3.52	[c]	0.60	[c]	3.53	[c]	31	[b]
Retirement Class:	3/31/22		(3.93)	15,531	1.06		0.58		2.18		27
	3/31/21		8.26	14,133	1.18		0.54		2.38		34
	3/31/20		2.77	6,457	1.47		0.62		2.96		37
	3/31/19	§	4.65 [b]	1,620	3.54	[c]	0.62	[c]	3.60	[c]	31	[b]
Retail Class:	3/31/22		(4.06)	7,465	1.33		0.73		2.04		27
	3/31/21		8.07	6,342	1.26		0.73		2.20		34
	3/31/20		2.69	2,816	1.59		0.71		2.87		37
	3/31/19	§	4.62 [b]	1,403	3.92	[c]	0.71	[c]	3.50	[c]	31	[b]

HIGH-YIELD FUND
Institutional Class:	3/31/22		0.17	2,147,075	0.36		0.34		4.67		70	[f]
	3/31/21		19.94	2,703,046	0.36		0.34		5.08		79
	3/31/20		(7.96)	2,281,685	0.36		0.35		5.63		42
	3/31/19		6.58	3,105,793	0.36		0.36		5.86		45
	3/31/18		2.72	2,844,390	0.36		0.36		5.19		40
Advisor Class:	3/31/22		0.05	9,760	0.47		0.46		4.54		70	[f]
	3/31/21		19.84	8,320	0.45		0.44		4.95		79
	3/31/20		(8.08)	4,669	0.47		0.47		5.50		42
	3/31/19		6.34	13,910	0.47		0.47		5.80		45
	3/31/18		2.62	5,199	0.46		0.46		5.03		40
Premier Class:	3/31/22		0.02	15,798	0.51		0.49		4.54		70	[f]
	3/31/21		19.74	20,200	0.51		0.49		4.95		79
	3/31/20		(8.09)	19,372	0.51		0.50		5.49		42
	3/31/19		6.41	32,528	0.51		0.51		5.54		45
	3/31/18		2.57	130,399	0.51		0.51		5.02		40
Retirement Class:	3/31/22		(0.08)	265,385	0.61		0.59		4.43		70	[f]
	3/31/21		19.64	306,428	0.61		0.59		4.85		79
	3/31/20		(8.19)	294,164	0.61		0.60		5.39		42
	3/31/19		6.20	385,205	0.61		0.61		5.60		45
	3/31/18		2.47	418,842	0.61		0.61		4.93		40
Retail Class:	3/31/22		(0.07)	249,616	0.65		0.60		4.41		70	[f]
	3/31/21		19.67	276,792	0.65		0.63		4.81		79
	3/31/20		(8.27)	268,804	0.64		0.63		5.35		42
	3/31/19		6.17	324,373	0.63		0.63		5.55		45
	3/31/18		2.47	623,780	0.62		0.62		4.91		40
Class W:	3/31/22		0.51	450,278	0.36		0.00		5.02		70	[f]
	3/31/21		20.34	469,612	0.36		0.00		5.42		79
	3/31/20		(7.64)	378,659	0.36		0.00		6.00		42
	3/31/19	††	2.69 [b]	290,227	0.36	[c]	0.00	[c]	6.38	[c]	45

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2022 Annual Report	87

Financial highlights

TIAA-CREF Funds

			Selected per share data
				Gain (loss) from investment operations
	For the		Net asset	Net		Net realized and	Total gain	Less distributions from		Total	Net asset
	period		value,	investment		unrealized gain	(loss) from	Net	Net	dividends	value,
	or year		beginning	income		(loss) on total	investment	investment	realized	and	end of
	ended		of period	(loss	)[a]	investments	operations	income	gains	distributions	period

INFLATION-LINKED BOND FUND
Institutional Class:	3/31/22		$12.24	$0.74		$(0.28)	$ 0.46	$(0.73)	$(0.13)	$(0.86)	$11.84
	3/31/21		11.54	0.16		0.71	0.87	(0.17)	—	(0.17)	12.24
	3/31/20		11.29	0.29		0.20	0.49	(0.24)	—	(0.24)	11.54
	3/31/19		11.28	0.24		0.05	0.29	(0.28)	—	(0.28)	11.29
	3/31/18		11.48	0.23		(0.20)	0.03	(0.23)	—	(0.23)	11.28
Advisor Class:	3/31/22		12.24	0.74		(0.29)	0.45	(0.72)	(0.13)	(0.85)	11.84
	3/31/21		11.55	0.16		0.69	0.85	(0.16)	—	(0.16)	12.24
	3/31/20		11.29	0.21		0.28	0.49	(0.23)	—	(0.23)	11.55
	3/31/19		11.28	0.16		0.12	0.28	(0.27)	—	(0.27)	11.29
	3/31/18		11.48	0.21		(0.20)	0.01	(0.21)	—	(0.21)	11.28
Premier Class:	3/31/22		12.22	0.78		(0.34)	0.44	(0.71)	(0.13)	(0.84)	11.82
	3/31/21		11.52	0.16		0.69	0.85	(0.15)	—	(0.15)	12.22
	3/31/20		11.26	0.28		0.20	0.48	(0.22)	—	(0.22)	11.52
	3/31/19		11.25	0.21		0.06	0.27	(0.26)	—	(0.26)	11.26
	3/31/18		11.45	0.22		(0.21)	0.01	(0.21)	—	(0.21)	11.25
Retirement Class:	3/31/22		12.34	0.73		(0.30)	0.43	(0.70)	(0.13)	(0.83)	11.94
	3/31/21		11.63	0.14		0.71	0.85	(0.14)	—	(0.14)	12.34
	3/31/20		11.36	0.28		0.19	0.47	(0.20)	—	(0.20)	11.63
	3/31/19		11.36	0.17		0.09	0.26	(0.26)	—	(0.26)	11.36
	3/31/18		11.56	0.21		(0.21)	—	(0.20)	—	(0.20)	11.36
Retail Class:	3/31/22		11.92	0.70		(0.28)	0.42	(0.70)	(0.13)	(0.83)	11.51
	3/31/21		11.25	0.13		0.67	0.80	(0.13)	—	(0.13)	11.92
	3/31/20		10.99	0.23		0.23	0.46	(0.20)	—	(0.20)	11.25
	3/31/19		11.00	0.16		0.08	0.24	(0.25)	—	(0.25)	10.99
	3/31/18		11.20	0.19		(0.20)	(0.01)	(0.19)	—	(0.19)	11.00
Class W:	3/31/22		12.24	0.78		(0.29)	0.49	(0.76)	(0.13)	(0.89)	11.84
	3/31/21		11.54	0.21		0.68	0.89	(0.19)	—	(0.19)	12.24
	3/31/20		11.29	0.31		0.21	0.52	(0.27)	—	(0.27)	11.54
	3/31/19	††	11.13	0.02		0.26	0.28	(0.12)	—	(0.12)	11.29

SHORT DURATION IMPACT BOND FUND
Institutional Class:	3/31/22		10.25	0.15		(0.38)	(0.23)	(0.15)	(0.05)	(0.20)	9.82
	3/31/21		9.86	0.20		0.48	0.68	(0.20)	(0.09)	(0.29)	10.25
	3/31/20		10.08	0.28		(0.17)	0.11	(0.28)	(0.05)	(0.33)	9.86
	3/31/19	§	10.00	0.12		0.08	0.20	(0.12)	—	(0.12)	10.08
Advisor Class:	3/31/22		10.25	0.15		(0.38)	(0.23)	(0.15)	(0.05)	(0.20)	9.82
	3/31/21		9.86	0.20		0.48	0.68	(0.20)	(0.09)	(0.29)	10.25
	3/31/20		10.08	0.28		(0.17)	0.11	(0.28)	(0.05)	(0.33)	9.86
	3/31/19	§	10.00	0.11		0.08	0.19	(0.11)	—	(0.11)	10.08
Premier Class:	3/31/22		10.25	0.14		(0.38)	(0.24)	(0.14)	(0.05)	(0.19)	9.82
	3/31/21		9.86	0.19		0.48	0.67	(0.19)	(0.09)	(0.28)	10.25
	3/31/20		10.08	0.27		(0.17)	0.10	(0.27)	(0.05)	(0.32)	9.86
	3/31/19	§	10.00	0.11		0.08	0.19	(0.11)	—	(0.11)	10.08
Retirement Class:	3/31/22		10.25	0.13		(0.38)	(0.25)	(0.13)	(0.05)	(0.18)	9.82
	3/31/21		9.86	0.18		0.48	0.66	(0.18)	(0.09)	(0.27)	10.25
	3/31/20		10.08	0.25		(0.16)	0.09	(0.26)	(0.05)	(0.31)	9.86
	3/31/19	§	10.00	0.11		0.08	0.19	(0.11)	—	(0.11)	10.08
Retail Class:	3/31/22		10.25	0.13		(0.38)	(0.25)	(0.13)	(0.05)	(0.18)	9.82
	3/31/21		9.86	0.18		0.48	0.66	(0.18)	(0.09)	(0.27)	10.25
	3/31/20		10.08	0.25		(0.17)	0.08	(0.25)	(0.05)	(0.30)	9.86
	3/31/19	§	10.00	0.11		0.08	0.19	(0.11)	—	(0.11)	10.08

88	2022 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

continued

				Ratios and supplemental data
	For the
	period			Net assets at		Ratios to average net assets						Portfolio
	or year			end of period		Gross		Net		Net investment		turnover
	ended		Total return	(in thousands	)	expenses		expenses		income (loss	)	rate

INFLATION-LINKED BOND FUND
Institutional Class:	3/31/22		3.76%	$ 866,667		0.25%		0.23%		6.00%		21%[f]
	3/31/21		7.53	1,209,995		0.25		0.23		1.31		27
	3/31/20		4.36	1,692,282		0.26		0.24		2.56		26
	3/31/19		2.67	1,634,250		0.26		0.26		2.12		21
	3/31/18		0.23	2,542,095		0.26		0.26		2.05		17
Advisor Class:	3/31/22		3.58	159,518		0.35		0.33		6.00		21	[f]
	3/31/21		7.43	123,505		0.34		0.32		1.31		27
	3/31/20		4.38	141,821		0.34		0.32		1.79		26
	3/31/19		2.52	300		0.36		0.36		1.47		21
	3/31/18		0.12	270		0.42		0.41		1.88		17
Premier Class:	3/31/22		3.61	2,627		0.40		0.38		6.25		21	[f]
	3/31/21		7.38	8,211		0.40		0.38		1.34		27
	3/31/20		4.26	3,068		0.41		0.39		2.42		26
	3/31/19		2.44	3,490		0.41		0.41		1.86		21
	3/31/18		0.08	10,811		0.41		0.41		1.90		17
Retirement Class:	3/31/22		3.47	172,924		0.50		0.48		5.86		21	[f]
	3/31/21		7.29	178,970		0.50		0.48		1.17		27
	3/31/20		4.18	188,609		0.51		0.49		2.37		26
	3/31/19		2.31	222,321		0.51		0.51		1.50		21
	3/31/18		(0.03)	231,263		0.51		0.51		1.81		17
Retail Class:	3/31/22		3.48	157,227		0.57		0.52		5.81		21	[f]
	3/31/21		7.12	150,264		0.56		0.54		1.13		27
	3/31/20		4.07	149,027		0.57		0.55		2.06		26
	3/31/19		2.32	101,245		0.58		0.58		1.46		21
	3/31/18		(0.14)	110,279		0.59		0.59		1.70		17
Class W:	3/31/22		4.00	1,908,794		0.25		0.00		6.31		21	[f]
	3/31/21		7.77	1,746,530		0.25		0.00		1.71		27
	3/31/20		4.67	1,252,667		0.26		0.00		2.70		26
	3/31/19	††	2.56 [b]	1,132,698		0.26	[c]	0.00	[c]	0.31	[c]	21

SHORT DURATION IMPACT BOND FUND
Institutional Class:	3/31/22		(2.29)	24,494		0.96		0.35		1.50		76
	3/31/21		6.92	23,952		1.06		0.35		1.99		136
	3/31/20		1.08	22,112		1.18		0.35		2.77		103
	3/31/19	§	1.99 [b]	22,599		2.89	[c]	0.35	[c]	3.17	[c]	39	[b]
Advisor Class:	3/31/22		(2.32)	4,866		1.01		0.39		1.47		76
	3/31/21		6.92	1,077		1.06		0.35		1.99		136
	3/31/20		1.07	986		1.18		0.35		2.77		103
	3/31/19	§	1.93 [b]	1,008		3.27	[c]	0.50	[c]	3.01	[c]	39	[b]
Premier Class:	3/31/22		(2.44)	982		1.12		0.50		1.35		76
	3/31/21		6.76	1,025		1.21		0.50		1.84		136
	3/31/20		0.93	986		1.34		0.50		2.62		103
	3/31/19	§	1.93 [b]	1,008		3.42	[c]	0.50	[c]	3.01	[c]	39	[b]
Retirement Class:	3/31/22		(2.51)	5,683		1.22		0.57		1.28		76
	3/31/21		6.66	4,737		1.31		0.60		1.72		136
	3/31/20		0.83	3,260		1.43		0.60		2.51		103
	3/31/19	§	1.90 [b]	1,095		3.50	[c]	0.60	[c]	2.91	[c]	39	[b]
Retail Class:	3/31/22		(2.54)	2,232		1.89		0.60		1.24		76
	3/31/21		6.67	2,207		1.40		0.59		1.71		136
	3/31/20		0.74	1,233		1.61		0.68		2.44		103
	3/31/19	§	1.87 [b]	1,118		3.85	[c]	0.68	[c]	2.84	[c]	39	[b]

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2022 Annual Report	89

Financial highlights

TIAA-CREF Funds

			Selected per share data
				Gain (loss) from investment operations
	For the		Net asset	Net		Net realized and	Total gain	Less distributions from		Total	Net asset
	period		value,	investment		unrealized gain	(loss) from	Net	Net	dividends	value,
	or year		beginning	income		(loss) on total	investment	investment	realized	and	end of
	ended		of period	(loss	)[a]	investments	operations	income	gains	distributions	period

SHORT-TERM BOND FUND
Institutional Class:	3/31/22		$10.47	$0.16		$(0.34)	$(0.18)	$(0.16)	$(0.01)	$(0.17)	$10.12
	3/31/21		10.22	0.17		0.26	0.43	(0.17)	(0.01)	(0.18)	10.47
	3/31/20		10.29	0.27		(0.07)	0.20	(0.27)	—	(0.27)	10.22
	3/31/19		10.25	0.26		0.04	0.30	(0.26)	—	(0.26)	10.29
	3/31/18		10.34	0.20		(0.08)	0.12	(0.20)	(0.01)	(0.21)	10.25
Advisor Class:	3/31/22		10.46	0.15		(0.33)	(0.18)	(0.15)	(0.01)	(0.16)	10.12
	3/31/21		10.21	0.16		0.27	0.43	(0.17)	(0.01)	(0.18)	10.46
	3/31/20		10.29	0.26		(0.08)	0.18	(0.26)	—	(0.26)	10.21
	3/31/19		10.24	0.27		0.03	0.30	(0.25)	—	(0.25)	10.29
	3/31/18		10.34	0.20		(0.09)	0.11	(0.20)	(0.01)	(0.21)	10.24
Premier Class:	3/31/22		10.48	0.15		(0.34)	(0.19)	(0.15)	(0.01)	(0.16)	10.13
	3/31/21		10.23	0.16		0.26	0.42	(0.16)	(0.01)	(0.17)	10.48
	3/31/20		10.30	0.26		(0.07)	0.19	(0.26)	—	(0.26)	10.23
	3/31/19		10.26	0.25		0.04	0.29	(0.25)	—	(0.25)	10.30
	3/31/18		10.35	0.18		(0.07)	0.11	(0.19)	(0.01)	(0.20)	10.26
Retirement Class:	3/31/22		10.48	0.14		(0.34)	(0.20)	(0.14)	(0.01)	(0.15)	10.13
	3/31/21		10.23	0.15		0.26	0.41	(0.15)	(0.01)	(0.16)	10.48
	3/31/20		10.30	0.25		(0.07)	0.18	(0.25)	—	(0.25)	10.23
	3/31/19		10.26	0.24		0.04	0.28	(0.24)	—	(0.24)	10.30
	3/31/18		10.35	0.17		(0.07)	0.10	(0.18)	(0.01)	(0.19)	10.26
Retail Class:	3/31/22		10.47	0.13		(0.33)	(0.20)	(0.13)	(0.01)	(0.14)	10.13
	3/31/21		10.23	0.14		0.25	0.39	(0.14)	(0.01)	(0.15)	10.47
	3/31/20		10.30	0.24		(0.07)	0.17	(0.24)	—	(0.24)	10.23
	3/31/19		10.26	0.23		0.04	0.27	(0.23)	—	(0.23)	10.30
	3/31/18		10.35	0.17		(0.08)	0.09	(0.17)	(0.01)	(0.18)	10.26
Class W:	3/31/22		10.46	0.19		(0.33)	(0.14)	(0.19)	(0.01)	(0.20)	10.12
	3/31/21		10.22	0.20		0.25	0.45	(0.20)	(0.01)	(0.21)	10.46
	3/31/20		10.29	0.30		(0.07)	0.23	(0.30)	—	(0.30)	10.22
	3/31/19	††	10.20	0.15		0.09	0.24	(0.15)	—	(0.15)	10.29

90	2022 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

continued

				Ratios and supplemental data
													Portfolio
	For the												turnover rate
	period			Net assets at		Ratios to average net assets						Portfolio	excluding
	or year			end of period		Gross		Net		Net investment		turnover	mortgage
	ended		Total return	(in thousands	)	expenses		expenses		income (loss	)	rate	dollar rolls

SHORT-TERM BOND FUND
Institutional Class:	3/31/22		(1.70)%	$ 523,478		0.26%		0.26%		1.56%		104%	104%
	3/31/21		4.23	666,050		0.26		0.26		1.66		167	161
	3/31/20		1.95	616,292		0.27		0.27		2.63		139	139
	3/31/19		2.99	902,950		0.27		0.27		2.52		118	118
	3/31/18		1.14	1,462,512		0.27		0.27		1.95		77	77
Advisor Class:	3/31/22		(1.70)	235,228		0.35		0.35		1.48		104	104
	3/31/21		4.15	230,355		0.35		0.35		1.57		167	161
	3/31/20		1.76	169,158		0.35		0.35		2.51		139	139
	3/31/19		3.00	7,875		0.40		0.40		2.72		118	118
	3/31/18		1.02	286		0.29		0.29		1.98		77	77
Premier Class:	3/31/22		(1.85)	3,733		0.42		0.42		1.42		104	104
	3/31/21		4.07	3,199		0.41		0.41		1.55		167	161
	3/31/20		1.80	4,195		0.42		0.42		2.50		139	139
	3/31/19		2.83	8,522		0.42		0.42		2.39		118	118
	3/31/18		0.99	11,705		0.42		0.42		1.78		77	77
Retirement Class:	3/31/22		(1.95)	118,117		0.51		0.51		1.31		104	104
	3/31/21		3.97	142,261		0.51		0.51		1.40		167	161
	3/31/20		1.70	112,810		0.52		0.52		2.37		139	139
	3/31/19		2.73	110,523		0.52		0.52		2.31		118	118
	3/31/18		0.89	100,591		0.52		0.52		1.69		77	77
Retail Class:	3/31/22		(1.88)	143,840		0.57		0.54		1.28		104	104
	3/31/21		3.82	162,317		0.56		0.56		1.37		167	161
	3/31/20		1.65	173,174		0.57		0.57		2.31		139	139
	3/31/19		2.67	111,808		0.58		0.58		2.24		118	118
	3/31/18		0.84	126,010		0.57		0.57		1.65		77	77
Class W:	3/31/22		(1.35)	972,321		0.26		0.00		1.83		104	104
	3/31/21		4.41	955,303		0.26		0.00		1.91		167	161
	3/31/20		2.22	734,717		0.27		0.00		2.90		139	139
	3/31/19	††	2.38 [b]	843,472		0.27	[c]	0.00	[c]	2.96	[c]	118	118

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2022 Annual Report	91

Financial highlights

TIAA-CREF Funds

			Selected per share data
				Gain (loss) from investment operations
	For the		Net asset	Net		Net realized and	Total gain	Less distributions from		Total	Net asset
	period		value,	investment		unrealized gain	(loss) from	Net	Net	dividends	value,
	or year		beginning	income		(loss) on total	investment	investment	realized	and	end of
	ended		of period	(loss	)[a]	investments	operations	income	gains	distributions	period

SHORT-TERM BOND INDEX FUND
Institutional Class:	3/31/22		$10.11	$0.05		$(0.35)	$(0.30)	$(0.05)	$(0.04)	$(0.09)	$ 9.72
	3/31/21		10.12	0.13		0.02	0.15	(0.13)	(0.03)	(0.16)	10.11
	3/31/20		9.91	0.22		0.21	0.43	(0.22)	—	(0.22)	10.12
	3/31/19		9.84	0.20		0.08	0.28	(0.21)	—	(0.21)	9.91
	3/31/18		9.97	0.14		(0.13)	0.01	(0.14)	—	(0.14)	9.84
Advisor Class:	3/31/22		10.11	0.04		(0.36)	(0.32)	(0.04)	(0.04)	(0.08)	9.71
	3/31/21		10.12	0.12		0.02	0.14	(0.12)	(0.03)	(0.15)	10.11
	3/31/20		9.91	0.21		0.21	0.42	(0.21)	—	(0.21)	10.12
	3/31/19		9.84	0.20		0.07	0.27	(0.20)	—	(0.20)	9.91
	3/31/18		9.97	0.13		(0.13)	—	(0.13)	—	(0.13)	9.84
Premier Class:	3/31/22		10.10	0.04		(0.35)	(0.31)	(0.04)	(0.04)	(0.08)	9.71
	3/31/21		10.12	0.12		0.01	0.13	(0.12)	(0.03)	(0.15)	10.10
	3/31/20		9.90	0.21		0.22	0.43	(0.21)	—	(0.21)	10.12
	3/31/19		9.83	0.20		0.07	0.27	(0.20)	—	(0.20)	9.90
	3/31/18		9.97	0.13		(0.14)	(0.01)	(0.13)	—	(0.13)	9.83
Retirement Class:	3/31/22		10.11	0.03		(0.36)	(0.33)	(0.03)	(0.04)	(0.07)	9.71
	3/31/21		10.12	0.10		0.03	0.13	(0.11)	(0.03)	(0.14)	10.11
	3/31/20		9.91	0.19		0.22	0.41	(0.20)	—	(0.20)	10.12
	3/31/19		9.84	0.19		0.07	0.26	(0.19)	—	(0.19)	9.91
	3/31/18		9.97	0.12		(0.13)	(0.01)	(0.12)	—	(0.12)	9.84
Retail Class:	3/31/22		10.11	0.02		(0.36)	(0.34)	(0.02)	(0.04)	(0.06)	9.71
	3/31/21		10.12	0.10		0.02	0.12	(0.10)	(0.03)	(0.13)	10.11
	3/31/20		9.91	0.19		0.21	0.40	(0.19)	—	(0.19)	10.12
	3/31/19		9.84	0.18		0.07	0.25	(0.18)	—	(0.18)	9.91
	3/31/18		9.97	0.11		(0.13)	(0.02)	(0.11)	—	(0.11)	9.84
Class W:	3/31/22		10.11	0.06		(0.35)	(0.29)	(0.06)	(0.04)	(0.10)	9.72
	3/31/21		10.12	0.14		0.02	0.16	(0.14)	(0.03)	(0.17)	10.11
	3/31/20		9.91	0.23		0.21	0.44	(0.23)	—	(0.23)	10.12
	3/31/19	††	9.80	0.12		0.11	0.23	(0.12)	—	(0.12)	9.91

92	2022 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

continued

				Ratios and supplemental data
	For the
	period			Net assets at		Ratios to average net assets						Portfolio
	or year			end of period		Gross		Net		Net investment		turnover
	ended		Total return	(in thousands	)	expenses		expenses		income (loss	)	rate

SHORT-TERM BOND INDEX FUND
Institutional Class:	3/31/22		(2.94)%	$ 77,863		0.10%		0.10%		0.54%		49%
	3/31/21		1.45	77,335		0.11		0.11		1.26		48
	3/31/20		4.41	54,735		0.13		0.12		2.21		66
	3/31/19		2.92	43,990		0.15		0.06		2.05		61
	3/31/18		0.11	328,156		0.18		0.08		1.45		57
Advisor Class:	3/31/22		(3.16)	789		0.22		0.22		0.43		49
	3/31/21		1.32	696		0.24		0.24		1.14		48
	3/31/20		4.25	645		0.27		0.27		2.09		66
	3/31/19		2.78	868		0.29		0.23		2.08		61
	3/31/18		(0.03)	496		0.38		0.22		1.32		57
Premier Class:	3/31/22		(3.10)	659		0.26		0.26		0.38		49
	3/31/21		1.30	633		0.26		0.26		1.14		48
	3/31/20		4.25	621		0.28		0.27		2.06		66
	3/31/19		2.77	636		0.31		0.24		2.02		61
	3/31/18		(0.14)	643		0.34		0.23		1.28		57
Retirement Class:	3/31/22		(3.18)	309,263		0.35		0.35		0.29		49
	3/31/21		1.20	179,545		0.36		0.36		0.98		48
	3/31/20		4.15	83,232		0.38		0.37		1.96		66
	3/31/19		2.66	52,082		0.40		0.34		1.96		61
	3/31/18		(0.14)	26,749		0.43		0.33		1.22		57
Retail Class:	3/31/22		(3.35)	2,831		0.83		0.46		0.18		49
	3/31/21		1.12	4,318		0.44		0.44		0.94		48
	3/31/20		4.05	3,115		0.50		0.47		1.87		66
	3/31/19		2.56	2,652		0.58		0.44		1.84		61
	3/31/18		(0.24)	1,990		0.64		0.44		1.06		57
Class W:	3/31/22		(2.85)	970,293		0.10		0.00		0.64		49
	3/31/21		1.56	803,300		0.11		0.00		1.36		48
	3/31/20		4.53	532,333		0.13		0.00		2.33		66
	3/31/19	††	2.36 [b]	395,924		0.14	[c]	0.00	[c]	2.46	[c]	61	[b]

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2022 Annual Report	93

Financial highlights

TIAA-CREF Funds

		Selected per share data
			Gain (loss) from investment operations
	For the	Net asset	Net		Net realized and	Total gain		Less distributions from		Total	Net asset
	period	value,	investment		unrealized gain	(loss) from		Net	Net	dividends	value,
	or year	beginning	income		(loss) on total	investment		investment	realized	and	end of
	ended	of period	(loss	)[a]	investments	operations		income	gains	distributions	period

MONEY MARKET FUND
Institutional Class:	3/31/22	$1.00	$ —		$ —	$ —		$ —	$ —	$ —	$1.00
	3/31/21	1.00	0.00	[d]	—	0.00	[d]	0.00 [d]	—	0.00 [d]	1.00
	3/31/20	1.00	0.02		—	0.02		(0.02)	—	(0.02)	1.00
	3/31/19	1.00	0.02		—	0.02		(0.02)	—	(0.02)	1.00
	3/31/18	1.00	0.01		—	0.01		(0.01)	—	(0.01)	1.00
Advisor Class:	3/31/22	1.00	—		—	—		—	—	—	1.00
	3/31/21	1.00	0.00	[d]	—	0.00	[d]	0.00 [d]	—	0.00 [d]	1.00
	3/31/20	1.00	0.02		—	0.02		(0.02)	—	(0.02)	1.00
	3/31/19	1.00	0.02		—	0.02		(0.02)	—	(0.02)	1.00
	3/31/18	1.00	0.01		—	0.01		(0.01)	—	(0.01)	1.00
Premier Class:	3/31/22	1.00	—		—	—		—	—	—	1.00
	3/31/21	1.00	0.00	[d]	—	0.00	[d]	0.00 [d]	—	0.00 [d]	1.00
	3/31/20	1.00	0.02		—	0.02		(0.02)	—	(0.02)	1.00
	3/31/19	1.00	0.02		—	0.02		(0.02)	—	(0.02)	1.00
	3/31/18	1.00	0.01		—	0.01		(0.01)	—	(0.01)	1.00
Retirement Class:	3/31/22	1.00	—		—	—		—	—	—	1.00
	3/31/21	1.00	0.00	[d]	—	0.00	[d]	0.00 [d]	—	0.00 [d]	1.00
	3/31/20	1.00	0.02		—	0.02		(0.02)	—	(0.02)	1.00
	3/31/19	1.00	0.02		—	0.02		(0.02)	—	(0.02)	1.00
	3/31/18	1.00	0.01		—	0.01		(0.01)	—	(0.01)	1.00
Retail Class:	3/31/22	1.00	—		—	—		—	—	—	1.00
	3/31/21	1.00	0.00	[d]	—	0.00	[d]	0.00 [d]	—	0.00 [d]	1.00
	3/31/20	1.00	0.02		—	0.02		(0.02)	—	(0.02)	1.00
	3/31/19	1.00	0.02		—	0.02		(0.02)	—	(0.02)	1.00
	3/31/18	1.00	0.01		—	0.01		(0.01)	—	(0.01)	1.00

§	The Fund commenced operations on November 16, 2018.
††	Class W commenced operations on September 28, 2018.
[a]	Based on average shares outstanding.
[b]	The percentages shown for this period are not annualized.
[c]	The percentages shown for this period are annualized.
[d]	Amount represents less than $0.01 per share.
[f]	Does not include in-kind transactions.

94	2022 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds	See notes to financial statements

concluded

			Ratios and supplemental data
	For the
	period		Net assets at		Ratios to average net assets
	or year		end of period		Gross	Net	Net investment
	ended	Total return	(in thousands	)	expenses	expenses	income (loss	)

MONEY MARKET FUND
Institutional Class:	3/31/22	0.00%	$ 886,508		0.13%	0.07%	0.00%
	3/31/21	0.10	811,301		0.12	0.12	0.11
	3/31/20	1.87	1,089,417		0.13	0.13	1.83
	3/31/19	1.98	704,326		0.14	0.14	1.99
	3/31/18	0.96	487,762		0.15	0.15	0.95
Advisor Class:	3/31/22	0.00	967		0.17	0.07	0.00
	3/31/21	0.15	1,018		0.08	0.07	0.15
	3/31/20	1.86	1,225		0.17	0.17	1.79
	3/31/19	1.94	1,426		0.23	0.23	2.14
	3/31/18	1.04	100		0.06	0.06	1.03
Premier Class:	3/31/22	0.00	27,746		0.27	0.07	0.00
	3/31/21	0.04	36,011		0.27	0.16	0.07
	3/31/20	1.73	441,375		0.28	0.28	1.51
	3/31/19	1.83	28,209		0.29	0.28	1.82
	3/31/18	0.80	44,548		0.29	0.29	0.82
Retirement Class:	3/31/22	0.00	246,142		0.38	0.07	0.00
	3/31/21	0.04	270,402		0.37	0.18	0.05
	3/31/20	1.72	330,963		0.38	0.28	1.68
	3/31/19	1.83	210,963		0.39	0.29	1.86
	3/31/18	0.70	126,187		0.40	0.40	0.71
Retail Class:	3/31/22	0.00	289,028		0.48	0.07	0.00
	3/31/21	0.02	311,011		0.47	0.20	0.02
	3/31/20	1.54	332,054		0.47	0.46	1.53
	3/31/19	1.66	309,452		0.48	0.45	1.65
	3/31/18	0.62	303,155		0.48	0.48	0.61

See notes to financial statements	TIAA-CREF Funds: Fixed-Income Funds ■ 2022 Annual Report	95

Notes to financial statements

TIAA-CREF Funds

Note 1—organization

TIAA-CREF Funds (the “Trust”) is a Delaware statutory trust that is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The following are the TIAA-CREF Funds included in this report: Bond Index Fund, Core Bond Fund, Core Impact Bond Fund, Core Plus Bond Fund, 5–15 Year Laddered Tax-Exempt Bond Fund, Green Bond Fund, High-Yield Fund, Inflation-Linked Bond Fund, Short Duration Impact Bond Fund, Short-Term Bond Fund, Short-Term Bond Index Fund, and the Money Market Fund (collectively the “Funds” or individually, the “Fund”).

Teachers Advisors, LLC (“Advisors”), a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”), is registered with the SEC as an investment adviser and provides investment management services for the Funds.

The Funds offer their shares, without a sales load, through their principal underwriter, Nuveen Securities, LLC (“Nuveen Securities”), which is a wholly owned indirect subsidiary of TIAA.

The Funds offer up to six share classes, although any one Fund may not necessarily offer all six classes. The Funds may offer Institutional Class, Advisor Class, Premier Class, Retirement Class, Retail Class and Class W shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

Note 2—significant accounting policies

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services–Investment Companies. The net asset value (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.

Investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Interest income is recorded on an accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the Funds determine the existence of a dividend declaration. Securities lending income is comprised of fees earned from borrowers and income earned on cash collateral investments. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.

Multiclass operations and allocations: Income, expenses, realized gains and losses and unrealized appreciation and depreciation of a Fund are allocated on a pro rata basis to each class of shares, except for service agreement fees, distribution fees and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a fund. Expenses that cannot be directly attributed are allocated to each fund in the Trust based upon the average net assets of each fund.

Distributions to shareholders: Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Foreign currency transactions and translation: The books and records of the Funds are maintained in U.S. dollars. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollars at the end of each day. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized foreign currency gains and losses resulting from changes in exchange rates associated with (i) foreign currency, (ii) investments and (iii) derivatives include foreign currency gains and losses between trade date and settlement date of the transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received and are recognized as a component of “Net realized gain (loss) on total investments” on the Statements of operations, when applicable.

The unrealized gains and losses resulting from changes in foreign currency exchange rates and changes in foreign exchange rates associated with (i) investments and (ii) other assets and liabilities are recognized as a component of “change in Net unrealized appreciation (depreciation) of investments and foreign currency” on the Statements of operations, when applicable. The unrealized gains and losses resulting from changes in foreign exchange rates associated with investments in derivatives are recognized as a component of the respective derivative’s related “Change in unrealized appreciation (depreciation) on total investments and foreign currency” on the Statements of operations, when applicable.

Trustee compensation: The Funds pay the members of the Board of Trustees (“Board”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Funds until paid. Amounts payable to the trustees for compensation are included separately in the accompanying Statements of assets and liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the Statements of operations.

96	2022 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds

Indemnification: Under the Trust’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Other matters: The outbreak of the novel coronavirus (“COVID-19”) and subsequent global pandemic began significantly impacting the U.S. and global financial markets and economies during the calendar quarter ended March 31, 2020. The worldwide spread of COVID-19 has created significant uncertainty in the global economy. The duration and extent of COVID-19 over the long term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which COVID-19 impacts the Funds’ normal course of business, results of operations, investments, and cash flows will depend on future developments, which are highly uncertain and difficult to predict. Management continues to monitor and evaluate this situation.

New accounting pronouncements: In March 2020, FASB issued Accounting Standards Update (“ASU”) 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates, when participating banks will no longer be required to submit London Interbank Offered Rate (LIBOR) quotes by the UK Financial Conduct Authority (FCA). The new guidance allows companies to, provided the only change to existing contracts is a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. For new and existing contracts, the Funds may elect to apply the amendments as of March 12, 2020 through December 31, 2022. Management has not yet elected to apply the amendments, is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Funds’ investments and has currently determined that it is unlikely the ASU’s adoption will have a significant impact on the Funds’ financial statements and various filings.

New rule issuance: In December 2020, the SEC voted to adopt a new rule governing fund valuation practices. New Rule 2a-5 under the 1940 Act establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of Section 2(a)(41) of the 1940 Act, which requires a fund to fair value a security when market quotations are not readily available. The SEC also adopted new Rule 31a-4 under the 1940 Act, which sets forth the recordkeeping requirements associated with fair value determinations. Finally, the SEC is rescinding previously issued guidance on related issues, including the role of a board in determining fair value and the accounting and auditing of fund investments. Rule 2a-5 and Rule 31a-4 became effective on March 8, 2021, with a compliance date of September 8, 2022.

A fund may voluntarily comply with the rules after the effective date, and in advance of the compliance date, under certain conditions. Management is currently assessing the impact of these provisions on the Funds’ financial statements.

Note 3—valuation of investments

The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

•	Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
•	Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
•	Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:

Debt securities: Prices of fixed-income securities are provided by an independent pricing service (“pricing service”) approved by the Board. The pricing service establishes a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, the pricing service may consider information about a security, its issuer or market activity provided by Advisors. These securities are generally classified as Level 2.

Exchange-traded equity securities, common and preferred stock: Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their sale price at the official close of business of such market or exchange on the valuation date. Foreign equity securities are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. To the

TIAA-CREF Funds: Fixed-Income Funds ■ 2022 Annual Report	97

Notes to financial statements

extent these securities are actively traded and that valuation adjustments are not applied, they are categorized as Level 1. If there is no official close of business, then the latest available sale price is utilized. If no sales are reported, then the mean of the latest available bid and asked prices is utilized and the securities are generally classified as Level 2.

For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds’ net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Board. These foreign securities are generally classified as Level 2.

The Money Market Fund: The Money Market Fund’s portfolio securities are valued on an amortized cost basis. Money Market investments are generally classified as Level 2.

Investments in registered investment companies: Investments in investment companies are valued at their respective NAVs on the valuation date and are generally classified as Level 1.

Futures contracts: Futures contracts are valued using the closing settlement price and are generally classified as Level 1.

Forward foreign currency contracts: Forward foreign currency contracts are valued using the prevailing forward exchange rate which is derived from quotes provided by the pricing service using the procedures approved by the Board and are classified as Level 2.

Swap contracts: Swap contracts are marked-to-market daily based upon a price supplied by a pricing service. Swaps are generally classified as Level 2.

Any portfolio security or derivative for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. As a general principle, the fair value of a security would appear to be the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.

As of March 31, 2022, 100% of the value of investments in the Money Market Fund was valued based on Level 2 inputs.

The following table summarizes the market value of the Funds’ investments as of March 31, 2022, based on the inputs used to value them:

Fund	Level 1	Level 2	Level 3	Total
Bond Index
Corporate bonds	$—	$5,335,014,060	$—	$5,335,014,060
Government bonds	—	15,167,794,803	—	15,167,794,803
Structured assets	—	517,870,130	—	517,870,130
Short-term investments	64,739,600	336,773,922	—	401,513,522
Total	$64,739,600	$21,357,452,915	$—	$21,422,192,515
Core Bond
Bank loan obligations	$—	$187,871,150	$502,806	$188,373,956
Corporate bonds	—	3,956,174,799	8,535,078	3,964,709,877
Government bonds	—	4,449,611,745	8,638,877	4,458,250,622
Structured assets	—	1,514,349,657	8,516,202	1,522,865,859
Common stocks	—	739,483	—	739,483
Preferred stocks	10,658,000	—	—	10,658,000
Short-term investments	424,299,963	1,492,850,770	—	1,917,150,733
Futures contracts**	704,232	—	—	704,232
Total	$435,662,195	$11,601,597,604	$26,192,963	$12,063,452,762
Core Impact Bond
Bank loan obligations	$—	$23,009,384	$201,868	$23,211,252
Corporate bonds	—	2,855,881,124	—	2,855,881,124
Government bonds	—	3,004,798,474	2,008,487	3,006,806,961
Structured assets	—	821,859,916	8,357,460	830,217,376
Preferred stocks	50,105,580	—	—	50,105,580
Short-term investments	78,113,139	905,809,387	—	983,922,526
Total	$128,218,719	$7,611,358,285	$10,567,815	$7,750,144,819
Core Plus Bond
Bank loan obligations	$—	$153,124,054	$335,204	$153,459,258
Corporate bonds	—	2,084,793,506	5,821,971	2,090,615,477
Government bonds	—	1,836,335,342	5,320,718	1,841,656,060
Structured assets	—	944,629,282	7,945,034	952,574,316
Common stocks	—	856,555	15	856,570
Preferred stocks	9,461,357	—	—	9,461,357
Short-term investments	119,034,091	649,647,160	—	768,681,251
Futures contracts**	700,276	—	—	700,276
Total	$129,195,724	$5,669,385,899	$19,422,942	$5,818,004,565

98	2022 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds

continued

Fund	Level 1	Level 2	Level 3	Total
5–15 Year Laddered Tax-Exempt Bond
Long-term Municipal Bonds	$—	$261,082,933	$408,949	$261,491,882
Total	$—	$261,082,933	$408,949	$261,491,882
Green Bond
Bank loan obligations	$—	$969,889	$—	$969,889
Corporate bonds	—	57,715,151	—	57,715,151
Government bonds	—	17,412,350	—	17,412,350
Structured assets	—	20,908,494	208,247	21,116,741
Preferred stocks	1,190,360	—	—	1,190,360
Short-term investments	259,024	9,530,000	—	9,789,024
Total	$1,449,384	$106,535,884	$208,247	$108,193,515
High-Yield
Bank loan obligations	$—	$252,944,227	$—	$252,944,227
Corporate bonds	—	2,682,295,063	1,166,994	2,683,462,057
Common stocks	—	—	79	79
Rights / Warrants	—	2,958,165	—	2,958,165
Short-term investments	41,688,554	186,294,789	—	227,983,343
Total	$41,688,554	$3,124,492,244	$1,167,073	$3,167,347,871
Inflation-Linked Bond
Corporate bonds	$—	$5,023,250	$—	$5,023,250
Government bonds	—	3,227,700,599	—	3,227,700,599
Short-term investments	4,212,962	14,760,000	—	18,972,962
Futures contracts**	328,739	—	—	328,739
Total	$4,541,701	$3,247,483,849	$—	$3,252,025,550
Short Duration Impact Bond
Bank loan obligations	$—	$969,889	$—	$969,889
Corporate bonds	—	14,089,266	—	14,089,266
Government bonds	—	13,017,711	—	13,017,711
Structured assets	—	9,193,103	—	9,193,103
Short-term investments	647,468	1,300,000	—	1,947,468
Total	$647,468	$38,569,969	$—	$39,217,437
Short-Term Bond
Bank loan obligations	$—	$41,107,395	$—	$41,107,395
Corporate bonds	—	673,759,524	—	673,759,524
Government bonds	—	687,436,589	—	687,436,589
Structured assets	—	532,758,200	—	532,758,200
Short-term investments	18,922,258	57,978,093	—	76,900,351
Futures contracts**	3,350,311	—	—	3,350,311
Total	$22,272,569	$1,993,039,801	$—	$2,015,312,370
Short-Term Bond Index
Corporate bonds	$—	$316,074,581	$—	$316,074,581
Government bonds	—	1,041,925,091	—	1,041,925,091
Structured assets	—	200,170	—	200,170
Short-term investments	32,588,993	21,149,111	—	53,738,104
Total	$32,588,993	$1,379,348,953	$—	$1,411,937,946

**	Derivative instruments are not reflected in the market value of portfolio investments.

Note 4—investments

Mortgage dollar roll transactions: Some of the Funds may enter into mortgage dollar rolls in which a Fund sells mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously contracts to repurchase similar securities on a specified future date. During the roll period, a Fund forgoes principal and interest paid on the securities. The Fund is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sales proceeds and the repurchase price is recorded as a realized gain or loss.

Repurchase agreements: In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.

Restricted securities: Restricted securities held by the Funds, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

Securities lending: Certain Funds may lend their securities to qualified institutional borrowers to earn additional income. A Fund receives collateral (in the form of cash, Treasury securities or other collateral permitted by applicable law) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of loaned securities during the

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Notes to financial statements

period of the loan; any additional collateral required due to changes in security values is delivered to the Fund the next business day. Cash collateral received by the Fund will generally be invested in high-quality short-term instruments or in one or more funds maintained by the securities lending agent (“Agent”) for the purpose of investing cash collateral.

The value of the loaned securities and the liability to return the cash collateral received are reflected in the Statements of assets and liabilities. Non-cash collateral is not disclosed in the Funds’ Statements of assets and liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to sell or re-hypothecate those securities.

As of March 31, 2022, securities lending transactions are for fixed income securities, and the resulting loans are continuous, can be recalled at any time, and have no set maturity. Securities lending income recognized by the Funds consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the Agent. Such income is reflected separately in the Statements of operations. In lending its securities, a Fund bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Fund. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Fund if at the time of a default by a borrower some or all of the loan securities have not been returned.

As of March 31, 2022, the total value of securities on loan and the total value of collateral received were as follows:

Fund	Aggregate value of securities on loan	Cash collateral received*	Non-cash collateral received	Total collateral received
Bond Index	$66,483,156	$64,739,600	$3,399,524	$68,139,124
Core Bond	417,608,736	424,299,963	2,379,597	426,679,560
Core Impact Bond	76,462,696	78,113,139	—	78,113,139
Core Plus Bond	117,248,148	119,034,091	1,183,373	120,217,464
Green Bond	255,487	259,024	—	259,024
High-Yield	50,045,221	41,688,554	9,435,509	51,124,063
Inflation-Linked Bond	4,139,733	4,212,962	—	4,212,962
Short Duration Impact Bond	635,863	647,468	—	647,468
Short-Term Bond	23,903,262	18,922,258	5,521,537	24,443,795
Short-Term Bond Index	31,896,663	32,588,993	—	32,588,993

*	May include cash and investment of cash collateral

Securities purchased on a when-issued or delayed-delivery basis: The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased or sold on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. The Funds have segregated securities in their portfolios with a current value at least equal to the amount of the when-issued/delayed delivery purchase commitments.

Treasury inflation-protected securities: The Funds (other than the Money Market Fund) may invest in Treasury Inflation-Protected Securities, specially structured bonds in which the principal amount is adjusted periodically to keep pace with inflation, as measured by the U.S. Consumer Price Index. The adjustments for interest income due to inflation or deflation are reflected in interest income in the Statements of operations.

Unfunded commitments: Pursuant to the terms of certain loan agreements, the Funds may have unfunded loan commitments. Unfunded commitments are contractual obligations pursuant to which a Fund agrees to invest in a loan at a future date. Each Fund segregates short-term securities or cash having an aggregate value at least equal to the amount of the unfunded loan commitments. If a Fund has unfunded commitments at the end of the reporting period, such amounts are recognized on the Statements of assets and liabilities as “Payable for unfunded loan commitments.”

Zero coupon securities: A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.

Purchases and sales: Purchases and sales of securities (other than short-term instruments) for all of the Funds for the year ended March 31, 2022 were as follows:

Fund	Non-U.S. government purchases	U.S. government purchases	Non-U.S. government sales	U.S. government sales
Bond Index	$1,739,682,834	$6,820,253,606	$1,143,622,667	$2,688,174,319
Core Bond	3,583,393,242	28,116,251,852	2,197,507,241	26,781,489,732
Core Impact Bond	2,553,382,553	16,071,391,392	1,608,446,875	15,737,898,073
Core Plus Bond	1,523,177,224	12,540,660,339	1,412,747,845	12,359,862,337
5–15 Year Laddered Tax-Exempt Bond	39,317,774	—	25,541,873	—
Green Bond	67,879,406	3,085,714	13,229,213	2,841,413
High-Yield	2,463,894,965	—	2,960,200,249	—
Inflation-Linked Bond	5,000,000	970,362,163	3,929,500	1,236,467,643
Short Duration Impact Bond	22,327,433	12,451,176	13,001,375	13,068,177
Short-Term Bond	627,799,897	1,571,498,298	489,271,842	1,601,799,845
Short-Term Bond Index	249,444,613	711,002,673	164,236,210	447,792,504

Note 5—derivative investments

Each of the Funds (other than the Money Market Fund) is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. The Funds record derivative instruments at fair value, with changes in fair value recognized on the Statements of operations, when applicable.

100	2022 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds

continued

At March 31, 2022, the following Funds have invested in derivative contracts which are reflected in the Statements of assets and liabilities as follows:

	Asset derivatives
Derivative contract	Location	Fair value amount
Core Bond Fund
Interest-rate contracts	Futures contracts*	$ 704,232
Core Plus Bond Fund
Interest-rate contracts	Futures contracts*	700,276
Inflation-Linked Bond Fund
Interest-rate contracts	Futures contracts*	328,739
Short-Term Bond Fund
Interest-rate contracts	Futures contracts*	3,350,311

*	The fair value presented includes cumulative gain (loss) on open futures contracts; however, the value reflected on the accompanying Statements of assets and liabilities is only the receivable or payable for variation margin on open futures contracts.

For the year ended March 31, 2022, the effect of derivative contracts on the Funds’ Statements of operations was as follows:

Derivative contracts	Location	Realized gain (loss)	Change in unrealized appreciation (depreciation)
Core Bond Fund
Interest-rate contracts	Futures contracts	$—	$704,232
Foreign-exchange contracts	Forward foreign currency contracts	302,718	(94,277)
Credit contracts	Swap contracts	1,475,868	189,569
Core Impact Bond Fund
Foreign-exchange contracts	Forward foreign currency contracts	1,447,049	(506,034)
Core Plus Bond Fund
Interest-rate contracts	Futures contracts	—	700,276
Foreign-exchange contracts	Forward foreign currency contracts	226,982	(70,707)
Credit contracts	Swap contracts	(2,530,226)	879,095
High-Yield Fund
Interest-rate contracts	Futures contracts	(139)	—
Credit contracts	Swap contracts	(955,984)	—
Inflation-Linked Bond Fund
Interest-rate contracts	Futures contracts	94,971	(22,333)
Short-Term Bond Fund
Interest-rate contracts	Futures contracts	4,846,217	1,543,801

Futures contracts: Certain Funds are subject to interest rate and foreign exchange risk in the normal course of pursuing their investment objectives. The Funds use futures contracts to manage exposure to the bond and foreign exchange markets and to fluctuations in interest and foreign exchange rates. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract, and variation margin receipts or payments are settled daily reflecting changes in the value of the futures contracts. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts or if the counterparties do not perform in accordance with contractual provisions. With futures contracts, there is minimal counterparty credit risk to the Funds since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded funds, guarantees the futures contracts against default. During the year ended March 31, 2022, the Core Bond Fund, Core Plus Bond Fund, Inflation-Linked Bond Fund and the Short-Term Bond Fund had exposure to futures contracts, based on underlying notional values, generally between 0% and 7% of net assets. The futures contracts outstanding as of March 31, 2022 are disclosed in the Summary portfolio of investments and the full Schedules of investments.

Forward foreign currency contracts: Certain Funds are subject to foreign exchange risk in the normal course of pursuing their investment objectives. The Funds use forward foreign currency contracts (“forwards”), including non-deliverable forwards (“NDFs”), to, among other things, hedge portfolio currency risk and to facilitate transactions in securities denominated in foreign currencies. Forwards are over-the-counter (“OTC”) commitments that involve an obligation to purchase or sell a fixed amount of a specific currency on a future date at a locked exchange rate. NDFs allow hedging of currencies where government regulations restrict foreign access to local currency or the parties want to compensate for risk without a physical exchange of funds. Forwards are marked-to-market daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded as appreciation or depreciation in the Statements of assets and liabilities. The Funds realize gains and losses at the time the forward is closed. Realized and unrealized gains and losses are included in the Statements of operations. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts; from unanticipated movements in the value of a foreign currency relative to the U.S. dollar; and that losses may exceed amounts recognized on the Statements of assets and liabilities. During the year ended March 31, 2022, the Core Bond Fund, Core Impact Bond Fund, and Core Plus Bond Fund had exposure to forward contracts, based on underlying notional values, generally less than 1% of net assets. As of March 31, 2022 there are no forwards outstanding.

Credit default swap contracts: Certain Funds are subject to credit risk in the normal course of pursuing their investment objectives. Credit default swaps can be settled either directly with the counterparty (bilateral) or through a central clearinghouse (centrally cleared). A credit default swap is a contract between a buyer and a seller of protection against predefined credit events for the reference entity. As a seller in a credit default swap contract, the Funds are required to pay an agreed upon amount to the counterparty with the occurrence of a specified credit event, such as certain bankruptcies related to an underlying credit instrument, index, or issuer which would likely result in a loss to the Funds. The agreed upon amount approximates the notional value of the swap and is estimated to be the maximum potential future payment that the Funds could be required to make under the contract. In return, the Funds receive from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Funds keep the stream of payments with no payment obligations. When the Funds sell a credit default swap contract it will cover its commitment. This may be achieved by, among other methods, maintaining cash or liquid assets in a segregated account equal to the aggregate

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Notes to financial statements

notional value of the reference entities for all outstanding credit default swap contracts sold by the Funds.

Certain Funds may also buy credit default swap contracts, in which case the Funds function as the counterparty referenced above. This involves the risk that the contract may expire worthless. Bilateral swaps involve counterparty risk that the seller may fail to satisfy its payment obligations to the Funds with the occurrence of a credit event. Centrally cleared swaps have minimal counterparty credit risk to the Funds as they are entered into with a central clearinghouse which guarantees the swap against default.

The value of a bilateral swap included in net assets is the unrealized gain or loss of the contract plus or minus any unamortized premiums paid or received, respectively. Appreciated swaps and premiums paid are reflected as assets, while depreciated swaps and premiums received are reflected as liabilities on the Statements of assets and liabilities. Centrally cleared swaps initial margin deposits are made, and variation margin payments are made or received, reflecting daily changes in the value of the swap contract. The daily fluctuation in fair value is accounted for as a variation margin receivable or payable on the Statements of assets and liabilities.

Under the terms of the credit default swap contracts, the Funds receive or make quarterly payments based on a payment rate on a fixed notional amount. These payments are recorded as a realized gain or loss in the Statements of operations. Payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses. Daily changes in the value of such contracts are reflected in net unrealized gains and losses.

The Funds (other than the Money Market Fund) invest in credit default swaps to hedge or manage the risks associated with assets held in the Funds and/or to facilitate the implementation of portfolio strategies to seek to increase the total return. During the year ended March 31, 2022, Core Bond Fund, Core Plus Bond Fund and High-Yield Fund had exposure to credit default swap contracts, based on underlying notional values, generally less than 1% of net assets. As of March 31, 2022 there are no credit default swaps outstanding.

Note 6—income tax and other tax matters

Income taxes: Each Fund is treated separately for income tax purposes. The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code (“Code”) and will not be subject to income taxes to the extent that they distribute all taxable income each year and comply with various other Code requirements. The Funds file income tax returns in U.S. federal and applicable state and local jurisdictions. A fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Funds’ tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to a Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the year ended March 31, 2022, permanent book and tax differences resulting primarily from differing treatments for foreign currency transactions, distribution reallocations, the utilization of tax equalization credits, and treatment of notional principal contracts were identified and reclassified among the components of the Funds’ net assets. Net investment income and net realized gains (losses), as disclosed on the Statements of operations, and net assets were not affected by these reclassifications.

Foreign taxes: The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest.

Net unrealized appreciation (depreciation): At March 31, 2022, net unrealized appreciation (depreciation) based on the aggregate cost of all investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

Fund	Tax cost	Gross unrealized appreciation	Gross unrealized (depreciation )	Net unrealized appreciation (depreciation )
Bond Index	$22,329,520,897	$160,307,533	$(1,067,635,915)	$(907,328,382)
Core Bond	12,528,733,641	51,080,950	(516,361,829)	(465,280,879)
Core Impact Bond	8,084,372,013	25,261,183	(359,488,377)	(334,227,194)
Core Plus Bond	6,050,653,295	24,666,832	(257,315,562)	(232,648,730)
5–15 Year Laddered Tax-Exempt Bond	270,706,524	3,426,134	(12,640,776)	(9,214,642)
Green Bond	111,824,459	468,101	(4,099,045)	(3,630,944)
High-Yield	3,287,488,030	21,471,683	(141,611,842)	(120,140,159)
Inflation-Linked Bond	3,126,303,793	147,827,519	(22,105,762)	125,721,757
Short Duration Impact Bond	40,060,642	56,572	(899,777)	(843,205)
Short-Term Bond	2,067,305,269	2,662,296	(54,655,195)	(51,992,899)
Short-Term Bond Index	1,454,671,968	104,625	(42,838,647)	(42,734,022)

For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting.

102	2022 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds

continued

Distributions to shareholders: The tax character of distributions paid to shareholders during the years ended March 31, 2022 and March 31, 2021 was as follows:

	3/31/2022			3/31/2021
Fund	Ordinary income	Long-term capital gains	Total	Ordinary income	Long-term capital gains	Total
Bond Index	$408,439,795	$37,107,742	$445,547,537	$419,556,131	$100,895,056	$520,451,187
Core Bond	212,679,678	42,940,921	255,620,599	233,661,988	89,759,845	323,421,833
Core Impact Bond	116,895,121	1,079,447	117,974,568	178,604,823	74,943,246	253,548,069
Core Plus Bond	153,740,367	68,613,099	222,353,466	155,318,760	27,847,508	183,166,268
5–15 Year Laddered Tax-Exempt Bond*	5,952,090	1,319,307	7,271,397	5,473,935	836,536	6,310,471
Green Bond	1,322,837	250,001	1,572,838	1,185,576	561,798	1,747,374
High-Yield	166,091,344	—	166,091,344	194,600,276	—	194,600,276
Inflation-Linked Bond	215,298,691	39,328,799	254,627,490	49,129,669	—	49,129,669
Short Duration Impact Bond	558,078	123,385	681,463	821,666	45,126	866,792
Short-Term Bond	35,704,185	513,821	36,218,006	36,171,093	—	36,171,093
Short-Term Bond Index	7,182,814	5,109,870	12,292,684	11,299,288	2,198,903	13,498,191
Money Market	—	—	—	1,478,097	—	1,478,097
*	Includes ordinary income which will not be taxable for federal income tax purposes in 2022 and 2021 of $5,295,964 and $5,363,478 respectively.

Components of accumulated earnings: As of March 31, 2022, the components of accumulated earnings on a tax basis were as follows:

Fund	Undistributed (overdistributed ordinary income	)	Undistributed (overdistributed long-term capital gains	)	Unrealized appreciation (depreciation )	Capital loss carryover	Late-year loss deferrals	Total
Bond Index	$17,141,736		$10,050,572		$(907,328,382)	$ —	$ —	$(880,136,074)
Core Bond	5,394,154		—		(465,306,072)	—	(116,330,187)	(576,242,105)
Core Impact Bond	2,347,859		—		(334,222,592)	—	(79,025,637)	(410,900,370)
Core Plus Bond	4,306,625		—		(232,657,110)	—	(46,240,763)	(274,591,248)
5–15 Year Laddered Tax-Exempt Bond	74,800		217,586		(9,214,642)	—	—	(8,922,256)
Green Bond	63,291		86,018		(3,630,944)	—	—	(3,481,635)
High-Yield	3,468,590		—		(120,140,159)	(203,675,711)	—	(320,347,280)
Inflation-Linked Bond	17,101,378		16,112,005		125,721,757	—	—	158,935,140
Short Duration Impact Bond	24,949		—		(843,205)	(41,981)	—	(860,237)
Short-Term Bond	1,998,736		2,058,552		(51,992,899)	—	—	(47,935,611)
Short-Term Bond Index	568,066		—		(42,734,021)	—	(547,194)	(42,713,149)
Money Market	1,683		—		—	—	—	1,683

The difference between book basis and tax basis net investment income, net realized gains and losses, and unrealized appreciation and depreciation is attributable primarily to the tax deferral of losses on wash sales, the tax deferral of straddle losses, the tax deferral of deflationary adjustments associated with Treasury Inflation-Protected Securities, and the treatment of short term gain as ordinary income for tax purposes.

In certain circumstances, a fund may accept portfolio securities rather than cash as payment for a purchase of fund shares (in-kind purchase). For the year ended March 31, 2022, the Core Bond Fund received $745,850,572 of securities from in-kind purchase transactions. The High-Yield Fund received $99,710,817 of securities from in-kind purchase transactions. The Inflation-Linked Bond Fund received $244,032,469 of securities from in-kind purchase transactions.

Capital loss carryovers: At March 31, 2022, the following Funds had capital loss carryovers, which will not expire:

Fund	Short-term	Long-term	Total
High-Yield Bond	$34,464,300	$169,211,411	$203,675,711
Short Duration Impact Bond	41,981	—	41,981

For the year ended March 31, 2022, High-Yield Fund utilized $86,967,753 of its capital loss carryover available.

Note 7—investment adviser and other transactions with affiliates

Under the terms of the Investment Management Agreement with respect to each Fund, Advisors provides asset management services to the Fund for an annual fee, payable monthly. The Funds have entered into an Administrative Service Agreement with Advisors under which the Funds pay Advisors for its costs in providing certain administrative and compliance services to the Funds.

Under the terms of a Retirement Class Service Agreement with respect to each Fund, the Retirement Class of the Fund incurs an annual fee, payable monthly to Advisors, for certain administrative costs associated with the maintenance of Retirement Class shares on retirement plan or other platforms. Substantially all of the Retirement Class shareholder servicing fees reported on the Statements of operations are paid to Advisors under the Service Agreement.

Under the terms of a distribution Rule 12b-1 plan, the Retail Class of each Fund compensates Nuveen Securities for providing distribution, promotional, and/or shareholder services to the Retail Class of the Fund at the annual rate of 0.25% of the average daily net assets attributable to the Fund’s Retail Class. The Premier Class of each Fund is subject to a distribution Rule 12b-1 plan that compensates Nuveen Securities for providing distribution, promotional and/or

TIAA-CREF Funds: Fixed-Income Funds ■ 2022 Annual Report	103

Notes to financial statements

shareholder services to the Premier Class of the Fund at the annual rate of 0.15% of the average daily net assets attributable to the Fund’s Premier Class.

Advisors has contractually agreed to waive and/or reimburse Class W’s shares’ Management fees and Other expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, acquired fund fees and expenses, trustee expenses and extraordinary expenses) in their entirety. Advisors expects this waiver and/or reimbursement to remain in effect indefinitely, unless changed or terminated with approval of the Board of Trustees. The Management fees and Other expenses of Class W shares that have been waived by Advisors may be incurred directly or indirectly, all or in part, by investors in Class W shares.

Advisors and its affiliates have voluntarily agreed to waive the Money Market Fund fees in order to keep the Fund’s yield non-negative.

Advisors has agreed to reimburse each Fund if its total expense ratio (excluding interest, taxes, brokerage commissions or other transactional expenses, acquired fund fees and expenses and extraordinary expenses) exceeds certain percentages. As of March 31, 2022, the investment management fee, service agreement fee, distribution fee and maximum expense amounts (after waivers and reimbursements) are equal to the following noted annual percentage of average daily net assets for each class:

	Investment management fee range	Investment management fee—effective rate	Service agreement fee	Distribution fee		Maximum expense amounts‡
Fund			Retirement Class	Premier Class	Retail Class	Institutional Class		Advisor Class		Premier Class		Retirement Class		Retail Class		Class W§
Bond Index	0.07%[f]	0.08%	0.25%	0.15%	0.25%	0.10%[h]		0.25%[h]		0.25%[h]		0.35%[h]		0.45%[h]		0.10%[h]
Core Bond*	0.25–0.30	0.27	0.25	0.15	0.25	0.35		0.50		0.50		0.60		0.70		0.35
Core Impact Bond*	0.30–0.35	0.33	0.25	0.15	0.25	0.40		0.55		0.55		0.65		0.75		—
Core Plus Bond*	0.25–0.30	0.28	0.25	0.15	0.25	0.35		0.50		0.50		0.60		0.70		0.35
5–15 Year Laddered Tax-Exempt Bond*	0.20–0.25	0.25	—	—	0.25	0.30		0.45		—		—		0.65		—
Green Bond*	0.35–0.40	0.40	0.25	0.15	0.25	0.45		0.60		0.60	[a]	0.70	[a]	0.80	[a]	—
High-Yield*	0.30–0.35	0.34	0.25	0.15	0.25	0.40	[b]	0.55	[b]	0.55	[b]	0.65	[b]	0.75	[b]	0.40	[b]
Inflation-Linked Bond*	0.20–0.25	0.24	0.25	0.15	0.25	0.30	[c]	0.45	[c]	0.45	[c]	0.55	[c]	0.65	[c]	0.30	[c]
Short Duration Impact Bond*	0.25–0.30	0.30	0.25	0.15	0.25	0.35	[d]	0.50		0.50		0.60	[d]	0.70	[d]	—
Short-Term Bond*	0.20–0.25	0.24	0.25	0.15	0.25	0.30		0.45		0.45		0.55		0.65		0.30
Short-Term Bond Index	0.06 [g]	0.06	0.25	0.15	0.25	0.11	[i]	0.26	[i]	0.26	[i]	0.36	[i]	0.46	[i]	0.11	[i]
Money Market	0.10	0.10	0.25	0.15	0.25	0.15		0.30		0.30	[e]	0.40	[e]	0.50	[e]	0.15
*	These Funds are subject to a breakpoint schedule on their investment management fees, which reduces these fees as the Fund’s net assets increase.
‡	Maximum expense amounts reflect all expenses excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses. The expense reimbursement arrangements will continue through at least July 31, 2022. The reimbursement arrangements can only be changed with the approval of the Board of Trustees.
§	Advisors has contractually agreed to waive and/or reimburse Class W’s Management fees and Other expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses, Trustee expenses and extraordinary expenses) in their entirety. Advisors expects this waiver and/or reimbursement to remain in effect indefinitely, unless changed or terminated with approval of the Board of Trustees.
[a]	Effective May 1, 2021, Advisors agreed to voluntarily waive a portion of the expense cap for the Green Bond Fund Premier, Retirement and Retial Classes. The expense caps are 0.585% for the Premier Class, 0.585% for the Retirement Class and 0.725% for the Retail Class. This waiver is voluntary in nature and can be discontinued at any time without prior notice to shareholders upon Board approval.
[b]	Effective May 1, 2021, Advisors agreed to voluntarily waive a portion of the expense cap for the High-Yield Fund Institutional, Advisor, Premier, Retirement, Retail and Class W Classes. The expense caps are 0.385% for the Institutional Class, 0.535% for the Advisor Class, 0.535% for the Premier Class, 0.635% for the Retirement Class, 0.735% for the Retail Class and 0.385% for the Class W Class. This waiver is voluntary in nature and can be discontinued at any time without prior notice to shareholders upon Board approval.
[c]	Effective May 1, 2021, Advisors agreed to voluntarily waive a portion of the expense cap for the Inflation-Linked Bond Fund Institutional, Advisor, Premier, Retirement, Retail and Class W Classes. The expense caps are 0.280% for the Institutional Class, 0.430% for the Advisor Class, 0.430% for the Premier Class, 0.530% for the Retirement Class, 0.630% for the Retail Class and 0.280% for the Class W Class. This waiver is voluntary in nature and can be discontinued at any time without prior notice to shareholders upon Board approval.
[d]	Effective May 1, 2021, Advisors agreed to voluntarily waive a portion of the expense cap for the Short Duration Impact Bond Fund Institutional, Retirement and Retail Classes. The expense caps are 0.345% for the Institutional Class, 0.570% for the Retirement Class, and 0.605% for the Retail Class. This waiver is voluntary in nature and can be discontinued at any time without prior notice to shareholders upon Board approval.
[e]	Effective May 1, 2021, Advisors agreed to voluntarily waive a portion of the expense cap for the Money Market Fund Premier, Retirement and Retail Classes. The expense caps are 0.240% for the Premier, 0.240% for the Retirement Class, and 0.395% for the Retail Class. This waiver is voluntary in nature and can be discontinued at any time without prior notice to shareholders upon Board approval.
[f]	Prior to August 1, 2021 the Investment management fee range was 0.10%.
[g]	Prior to August 1, 2021 the Investment management fee range was 0.07%.
[h]	Prior to August 1, 2021, the expense caps were 0.130% for the Institutional Class, 0.280% for the Advisor Class, 0.280% for the Premier Class, 0.380% for the Retirement Class, 0.480% for the Retail Class and 0.130% for the Class W Class.
[i]	Prior to August 1, 2021, the expense caps were 0.120% for the Institutional Class, 0.270% for the Advisor Class, 0.270% for the Premier Class, 0.370% for the Retirement Class, 0.470% for the Retail Class and 0.120% for the Class W Class.

The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions. For the year ended March 31, 2022, the Funds did not engage in security transactions with affiliated entities.

104	2022 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds

concluded

As of March 31, 2022, a registered separate account of TIAA (collectively, “TIAA Access”) has various sub accounts that invest in the Funds, and certain funds within the Trust also make investments in the Funds. The following is the percentage of the Funds’ shares owned by TIAA and other funds within the Trust as of March 31, 2022:

Underlying Fund	TIAA	TIAA-CREF Lifecycle Funds	TIAA-CREF Lifecycle Index Funds	TIAA-CREF Lifestyle Funds	TIAA-CREF Managed Allocation Fund	TIAA Access	Total
Bond Index	—%	—%	49%	—%	—%	1%	50%
Core Bond	—	45	—	1	—	—	46
Core Plus Bond	—	56	—	8	7	2	73
Green Bond	24	—	—	—	—	—	24
High-Yield	—	14	—	—	—	5	19
Inflation-Linked Bond	—	29	28	—	—	—	57
Short Duration Impact Bond	64	—	—	—	—	—	64
Short-Term Bond	—	49	—	6	—	3	58
Short-Term Bond Index	—	—	69	—	—	—	69
Money Market	—	—	—	—	—	3	3

Note 8—inter-fund lending program

Pursuant to an exemptive order issued by the SEC, the Funds may participate in an inter-fund lending program. This program allows the Funds to lend cash to and/or borrow cash from certain other affiliated Funds for temporary purposes, (e.g., to satisfy redemption requests or to cover unanticipated cash shortfalls). The program is subject to a number of conditions, including the requirement that no Fund may borrow or lend money under the program unless it receives a more favorable interest rate than is available from a bank or other financial institution for a comparable transaction. In addition, a Fund may participate in the program only if its participation is consistent with the Fund’s investment policies and limitations and authorized by its portfolio manager(s). During the year ended March 31, 2022, there were no inter-fund borrowing or lending transactions.

Note 9—line of credit

Each of the Funds, except the Money Market Fund, participates in a $1 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. The current facility was entered into on June 15, 2021 expiring on June 14, 2022, replacing the previous facility, which expired June 2021. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing accounts or mutual funds at a specified rate of interest. The Funds are not liable for borrowings under the facility by other affiliated accounts or mutual funds. For the year ended March 31, 2022, there were no borrowings under this credit facility by the Funds.

Note 10—subsequent event

Advisors has agreed to implement voluntary waivers reducing the management fee breakpoint schedules for several Funds for one year effective May 1, 2022. These waivers are voluntary in nature and can be discontinued at any time without prior notice to shareholders upon Board approval. During this one-year period the range paid to Advisors is as follows:

Fund	Waiver	Investment management fee range
High-Yield	0.015%	0.285%–0.335%
Inflation-Linked Bond	0.020	0.180–0.230
Core Impact Bond	0.015	0.285–0.335

Also, Advisors has agreed to implement voluntary waivers reducing the expense cap for several Funds for one year effective May 1, 2022. These waivers are voluntary in nature and can be discontinued at any time without prior notice to shareholders upon Board approval. During this one-year period, the expense cap after the waiver for each Fund is as follows:

Fund	Waiver	Maximum expense amounts
Green Bond – Premier Class	0.020%	0.580%
Green Bond – Retirement Class	0.120	0.580
Green Bond – Retail Class	0.085	0.715
Green Bond – Institutional Class	0.040	0.410
Short Duration Impact Bond – Institutional Class	0.010	0.340
Short Duration Impact Bond – Retail Class	0.100	0.600
Money Market – Premier Class	0.060	0.240
Money Market – Retirement Class	0.160	0.240
Money Market – Retail Class	0.085	0.415

TIAA-CREF Funds: Fixed-Income Funds ■ 2022 Annual Report	105

Report of independent registered public accounting firm

To the Board of Trustees of TIAA-CREF Funds and Shareholders of TIAA-CREF Bond Index Fund, TIAA-CREF Core Bond Fund, TIAA-CREF Core Impact Bond Fund, TIAA-CREF Core Plus Bond Fund, TIAA-CREF 5–15 Year Laddered Tax-Exempt Bond Fund, TIAA-CREF Green Bond Fund, TIAA-CREF High-Yield Fund, TIAA-CREF Inflation-Linked Bond Fund, TIAA-CREF Short Duration Impact Bond Fund, TIAA-CREF Short-Term Bond Fund, TIAA-CREF Short-Term Bond Index Fund and TIAA-CREF Money Market Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the summary portfolios of investments, of TIAA-CREF Bond Index Fund, TIAA-CREF Core Bond Fund, TIAA-CREF Core Impact Bond Fund, TIAA-CREF Core Plus Bond Fund, TIAA-CREF 5–15 Year Laddered Tax-Exempt Bond Fund, TIAA-CREF Green Bond Fund, TIAA-CREF High-Yield Fund, TIAA-CREF Short Duration Impact Bond Fund, TIAA-CREF Short-Term Bond Fund, TIAA-CREF Short-Term Bond Index Fund and TIAA-CREF Money Market Fund, and portfolio of investments, of TIAA-CREF Inflation-Linked Bond Fund (twelve of the funds constituting TIAA-CREF Funds, hereafter collectively referred to as the “Funds”) as of March 31, 2022, the related statements of operations for the year ended March 31, 2022, the statements of changes in net assets for each of the two years in the period ended March 31, 2022, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2022, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended March 31, 2022, and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2022 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Baltimore, Maryland
May 26, 2022

We have served as the auditor of one or more investment companies in TIAA-CREF Funds’ investment company group since 2005.

106	2022 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds

Important tax information (unaudited)

For the period ended March 31, 2022, the TIAA-CREF Funds designate the following distribution amounts (or the maximum amount allowable) as being from net long-term capital gains.

Fund	Long-term capital gains
Bond Index	$37,107,742
Core Bond	42,940,921
Core Impact Bond	1,079,447
Core Plus Bond	68,613,099
5–15 Year Laddered Tax-Exempt Bond	1,319,307
High-Yield	—
Green Bond	250,001
Inflation-Linked Bond	50,440,948
Short Duration Impact Bond	123,385
Short-Term Bond	513,821
Short-Term Bond Index	5,109,870
Money Market	—

The 5–15 Year Laddered Tax-Exempt Bond Fund paid distributions to shareholders during the year ended March 31, 2022 and the year ended March 31, 2021, totaling $7,271,397 and $6,310,471, of which $5,295,964 and $5,363,478, respectively, were exempt from federal income tax and have been designated as Exempt Interest Dividends.

Each Fund listed below had the following percentage, or maximum amount allowable, of ordinary dividends treated as Section 163(j) interest dividends pursuant to Section 163(j) of the Internal Revenue Code:

Fund	Percentage
Bond Index	97.2%
Core Bond	90.0
Core Impact Bond	80.8
Core Plus Bond	86.1
Green Bond	78.0
High-Yield	100.0
Inflation-Linked Bond	86.2
Short Duration Impact Bond	86.5
Short-Term Bond	89.5
Short-Term Bond Index	100.0
Money Market	100.0

The Funds hereby designate their percentages of dividends paid from net ordinary income as dividends qualifying as Interest-Related Dividends and/or short-term capitals gain dividends as defined in Internal Revenue Code Section 871(k) for the taxable periods ending December 31, 2021 and March 31, 2022.

Fund	4/1/2021– 12/31/2021	1/1/2022– 3/31/2022
Bond Index	88.4%	94.9%
Core Bond	68.4	88.2
Core Impact Bond	69.2	80.7
Core Plus Bond	68.2	81.7
Green Bond	65.6	79.8
High-Yield	77.7	76.3
Inflation–Linked Bond	83.8	100.0
Short Duration Impact Bond	72.1	77.2
Short-Term Bond	65.3	76.1
Short-Term Bond Index	85.3	71.4
Money Market	—	—

The information and distributions reported herein may differ from the information and distributions reported to shareholders for the calendar year ending December 31, 2022, which will be reported in conjunction with your 2022 Form 1099-DIV.

By early 2023, shareholders should receive their Form 1099-DIV and a tax information letter from the Funds. For your specific situation, we recommend that you consult a professional tax adviser.

TIAA-CREF Funds: Fixed-Income Funds ■ 2022 Annual Report	107

Trustees and officers (unaudited)

TIAA-CREF Funds  ■  March 31, 2022

Trustees

Name, Address and Year of Birth (“YOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years and other relevant experience and qualifications	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorship(s) and positions held by Trustee
Forrest Berkley c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1954	Trustee	Indefinite term. Trustee since 2006.	Retired Partner (since 2006), Partner (1990–2005) and Head of Global Product Management (2003–2005), GMO (formerly, Grantham, Mayo, Van Otterloo & Co.) (investment management); and member of asset allocation portfolio management team, GMO (2003–2005).	88	Director, Save the Children Federation, Inc.; Investment Committee Member, Maine Community Foundation.
Joseph A. Boateng c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1963	Trustee	Indefinite term. Trustee since 2019.	Chief Investment Officer, Casey Family Programs (since 2007). Director of U.S. Pension Plans, Johnson & Johnson (2002–2006). Manager, Financial Services Consultant, KPMG Consulting (2000–2002).	88	Board member, Lumina Foundation and Waterside School; Emeritus Board Member, Year-Up Puget Sound; Investment Advisory Committee Member, Seattle City Employees’ Retirement System; Investment Committee Member, The Seattle Foundation.
Janice C. Eberly c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Trustee	Indefinite term. Trustee since 2018.	James R. and Helen D. Russell Professor of Finance at the Kellogg School of Management, Northwestern University (2002–2011 and since 2013), Senior Associate Dean for Strategy and Academics (since 2020) and Chair of the Finance Department (2005–2007). Vice President, American Economic Association (2020–2021). Assistant Secretary for Economic Policy, United States Department of the Treasury (2011–2013).	88	Member of the Board of the Office of Finance, Federal Home Loan Banks; Director, Avant, LLC;
Nancy A. Eckl c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Trustee	Indefinite term. Trustee since 2007.	Vice President (1990–2006), American Beacon Advisors, Inc., and of certain funds advised by American Beacon Advisors, Inc.	88	Independent Director, The Lazard Funds, Inc., Lazard Retirement Series, Inc., and Lazard Global Total Return and Income Fund, Inc.
Michael A. Forrester c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1967	Trustee	Indefinite term. Trustee since 2007.	Chief Executive Officer (2014–2021) and Chief Operating Officer (2007–2014), Copper Rock Capital Partners, LLC. Chief Operating Officer, DDJ Capital Management (2003–2006).	88	Trustee, Dexter Southfield School; Member, Governing Council of the Independent Directors Council.
Howell E. Jackson c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1954	Trustee	Indefinite term. Trustee since 2005.	James S. Reid, Jr. Professor of Law (since 2004), Senior Adviser to President and Provost (2010–2012), Acting Dean (2009), Vice Dean for Budget (2003–2006) and on the faculty (since 1989) of Harvard Law School.	88	Director, Build Commonwealth (non-profit organization).
Thomas J. Kenny c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1963	Chairman of the Board and Trustee	Indefinite term. Trustee since 2011; Chairman for term ending June 30, 2023. Chairman since September 13, 2017.	Advisory Director (2010–2011), Partner (2004–2010), Managing Director (1999–2004) and Co-Head of Global Cash and Fixed Income Portfolio Management Team (2002–2010), Goldman Sachs Asset Management.	88	Director and Chair of the Finance and Investment Committee, Aflac Incorporated; Director and Investment Committee Member, Sansum Clinic; Director, ParentSquare; Member, University of California at Santa Barbara Arts and Lectures Advisory Council.
James M. Poterba c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1958	Trustee	Indefinite term. Trustee since 2006.	President and Chief Executive Officer (since 2008) and Program Director (1990–2008), National Bureau of Economic Research. Mitsui Professor of Economics, Massachusetts Institute of Technology (“MIT”) (since 1996); Affiliated Faculty Member of the Finance Group, Alfred P. Sloan School of Management (since 2014); Head (2006–2008) and Associate Head (1994–2000 and 2001–2006), Economics Department of MIT.	88	Director, National Bureau of Economic Research; Member, Congressional Budget Office Panel of Economic Advisers.

108	2022 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds

Trustees — concluded

Name, Address and Year of Birth (“YOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years and other relevant experience and qualifications	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorship(s) and positions held by Trustee
Maceo K. Sloan c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1949	Trustee	Indefinite term. Trustee since 1999.	Chairman, President and Chief Executive Officer, Sloan Financial Group, Inc. (1991–2018); Chairman and Chief Executive Officer (1991–2016), Chief Investment Officer (1991–2013) and Chief Compliance Officer (2015–2016), NCM Capital Management Group, Inc.; Chairman, Chief Executive Officer (2003–2016), Chief Investment Officer (2003–2013) and Chief Compliance Officer (2015–2016), NCM Capital Advisers, Inc.; and Chairman, President and Principal Executive Officer, NCM Capital Investment Trust (2007–2012).	88	Director, TheraTrue Inc.

Officers

Name, Address and Year of Birth (“YOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Richard S. Biegen TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Chief Compliance Officer	One-year term. Chief Compliance Officer since 2008.	Senior Managing Director, TIAA. Chief Compliance Officer of the College Retirement Equities Fund (“CREF”), TIAA Separate Account VA-1, TIAA-CREF Funds and TIAA-CREF Life Funds (collectively, the “TIAA-CREF Fund Complex”).
Derek B. Dorn TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1976	Senior Managing Director and Corporate Secretary	One-year term. Senior Managing Director and Corporate Secretary since 2020.	Senior Managing Director and Corporate Secretary of Teachers Insurance and Annuity Association of America (“TIAA”) and the TIAA-CREF Fund Complex. Formerly, Managing Director, Special Assistant to the CEO, and Managing Director, Regulatory Affairs, TIAA. Prior to joining TIAA, Mr. Dorn served as a partner at Davis & Harman LLP and an adjunct professor of Law at Georgetown University Law Center.
John L. Douglas TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1950	Executive Vice President, Chief Legal, Risk and Compliance Officer	One-year term. Executive Vice President since 2021 and Chief Legal, Risk and Compliance Officer since 2022.	Senior Executive Vice President, Chief Legal, Risk and Compliance Officer of TIAA, Executive Vice President, Chief Legal, Risk and Compliance Officer of the TIAA-CREF Fund Complex. Formerly, Senior Executive Vice President, Senior Advisor to the CEO, and Senior Executive Vice President, Chief Advocacy & Oversight Officer, TIAA. Prior to joining TIAA, Mr. Douglas was a partner at Davis Polk & Wardwell LLP.
W. Dave Dowrich TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1967	Executive Vice President	One-year term. Executive Vice President since 2022.	Senior Executive Vice President and Chief Financial Officer of TIAA. Executive Vice President of the TIAA-CREF Fund Complex. Prior to joining TIAA, Mr. Dowrich served as Chief Financial Officer, International Businesses at Prudential Financial, Inc.
Bradley Finkle TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1973	Principal Executive Officer and President	One-year term. Principal Executive Officer and President since 2017.	Executive Vice President, Chief Administrative Officer of the Chief Operating Office, TIAA. Principal Executive Officer and President of the TIAA-CREF Funds and TIAA-CREF Life Funds. Formerly, Executive Vice President, Chief Operating Officer, Nuveen; President and Chief Executive Officer of CREF and TIAA Separate Account VA-1; Senior Managing Director, Co-Head Nuveen Equities & Fixed Income and President of TIAA Investments.
Jose Minaya TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1971	Executive Vice President	One-year term. Executive Vice President since 2018.	Chief Executive Officer, Nuveen. Executive Vice President of the TIAA-CREF Fund Complex. Formerly, Executive Vice President, President and Chief investment Officer, Nuveen; Executive Vice President, Chief Investment Officer and President, Nuveen Global Investments; and Senior Managing Director, President, Global Investments, TIAA.
Colbert Narcisse TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1965	Executive Vice President	One-year term. Executive Vice President since 2022.	Senior Executive Vice President, Chief Product and Business Development Officer of TIAA. President and Chief Executive Officer of CREF and TIAA Separate Account VA-1. Executive Vice President of TIAA-CREF Funds and TIAA-CREF Life Funds. Formerly, Executive Vice President and Head of Advisory and Corporate Solutions, TIAA. Prior to joining TIAA, Mr. Narcisse served as Managing Director and Head of International Wealth Management and Head of Traditional and Alternative Investment Products at Morgan Stanley.

TIAA-CREF Funds: Fixed-Income Funds ■ 2022 Annual Report	109

Trustees and officers (unaudited)	concluded

TIAA-CREF Funds  ■  March 31, 2022

Officers — concluded

Name, Address and Year of Birth (“YOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
David G. Nason TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1970	Executive Vice President	One-year term. Executive Vice President since 2020.	Senior Executive Vice President, Chief Operating Officer of TIAA. Executive Vice President of the TIAA-CREF Fund Complex. Formerly, Senior Executive Vice President, Chief Legal, Risk and Compliance Officer, TIAA. Executive Vice President, Chief Risk and Compliance Officer, TIAA. Prior to joining TIAA, Mr. Nason served as President and CEO of GE Energy Financial Services.
E. Scott Wickerham TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1973	Principal Financial Officer, Principal Accounting Officer and Treasurer	One-year term. Principal Financial Officer, Principal Accounting Officer and Treasurer since 2017.	Senior Managing Director, Head, Publics Investment Finance, Nuveen. Principal Financial Officer, Principal Accounting Officer and Treasurer of the TIAA-CREF Fund Complex; and Vice President and Controller of the Nuveen Funds. Formerly, Managing Director, Head, TC Fund Administration, Nuveen.
Sean N. Woodroffe TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1963	Executive Vice President	One-year term. Executive Vice President since 2018.	Senior Executive Vice President, Chief People Officer of TIAA, and Executive Vice President of the TIAA-CREF Fund Complex. Prior to joining TIAA, Mr. Woodroffe served as Chief People Officer at National Life Group.

Please note that the Funds’ Statement of Additional Information (SAI) includes additional information about the Funds’ trustees and is available, without charge, through our website, tiaa.org, or by calling 800 223-1200.

110	2022 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds

Approval of investment management agreement (unaudited)

Board renewal of the investment management agreement for certain series of the TIAA-CREF Funds

The Board of Trustees (the “Board” or the “Trustees”) of the TIAA-CREF Funds (the “Trust”) determines whether to initially approve and periodically renew the investment management agreement (the “Agreement”) between Teachers Advisors, LLC (“Advisors”) and the Trust on behalf of each series of the Trust. Under the Agreement, Advisors is responsible for providing investment advisory services to each series of the Trust and overseeing the everyday operations and other service providers of the Trust. Below is a summary of the process the Board undertook related to its most recent renewal of the Agreement with respect to each series covered by this Report (the “Funds”).

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that, after an initial period of up to two years, the Agreement for each Fund will remain in effect only if the Board, including a majority of those Trustees who have no direct or indirect interest in the Agreement, and who are independent Trustees because they are not “interested persons” of the Trust, as that term is defined in the 1940 Act, annually renews the Agreement. None of the Trustees is an interested person of the Trust under the 1940 Act. Rather, they are all deemed to be independent Trustees.

Under normal circumstances, Section 15(c) requires any initial approval or annual renewal of an investment management agreement to be made at an in-person meeting of the Board. However, due to the COVID-19 pandemic, the Securities and Exchange Commission (“SEC”) issued and extended a temporary, conditional exemptive order (the “SEC Order”), permitting mutual fund boards to vote to approve matters subject to the Section 15(c) in-person approval requirement at a meeting that is not held in person if the board determines that reliance on the SEC Order is necessary or appropriate due to prevailing circumstances related to the current or potential effects of COVID-19 and the board ratifies any action taken pursuant to the SEC Order at its next in-person meeting.

Overview of the renewal process

The Board held a virtual meeting via videoconference on March 11, 2022, in order to consider the annual renewal of the Agreement with respect to each applicable Fund using the process established by the Board described further below. At the outset of the meeting, the Board considered reliance upon the SEC Order and determined that such reliance was necessary due to, among other considerations, COVID-19 pandemic-related public health protocols imposed for health and safety reasons. The Board noted that it would ratify actions taken at this meeting pursuant to the SEC Order at its next in-person meeting.

As part of the Board’s established process, the Board delegated certain tasks to its Operations Committee. Among these tasks, the Operations Committee or certain of its designated members worked with Advisors, other Board members and legal counsel to the Trustees to develop guidance and specific requests relating to the types of information to be provided to the Board in connection with the proposed contract renewals.

Among other matters, the Operations Committee or certain of its designated members, following consultations with representatives of Advisors, other Board members, legal counsel to the Trustees and legal counsel to Advisors and the Trust, confirmed or established certain guidance regarding the preparation of reports to be provided to the Board with respect to each Fund by the Board Reporting and Compliance unit of Broadridge Financial Solutions, Inc. (“Broadridge”), using data from Lipper, Inc., an independent provider of investment company data. The Operations Committee considered that Broadridge is widely recognized as a leading provider of comparative analyses used by independent directors and trustees of investment companies during their advisory contract review processes.

Based on guidance provided by the Operations Committee or certain of its designated members on behalf of the Board, Broadridge produced, among other information, comparative performance and expense data for each Fund, including data relating to each Fund’s management fee rate, total expense ratio, short-term and long-term investment performance and portfolio turnover rate (as applicable). Broadridge compared this data, as relevant, for each Fund against a universe of investment companies and against a more selective peer group of mutual funds with similar investment objectives and strategies, each of which was selected by Broadridge, and also compared the performance of each Fund against one or more appropriate broad-based indices. In each case, Broadridge summarized, and the Board considered, the methodologies Broadridge employed to provide the data contained in its reports. In addition, Broadridge represented to the Board that its reports were designed specifically to provide the Board with the fee, expense and performance information that is necessary to help the Board satisfy its duties under Section 15(c) of the 1940 Act. Broadridge also represented that the purpose of its reports is to provide an objective view of each Fund’s relative position regarding the level of fees, expenses and performance against a competitive peer group and universe (as applicable) selected by Broadridge (and not Advisors or the Board). The Board considered the propriety of each Fund’s applicable peer group as selected by Broadridge and use of the Institutional Class as the base class for comparison purposes.

Among other matters, the Board also considered information from Advisors to facilitate the Trustees’ evaluation of the reasonableness of any profits earned by Advisors with respect to its services to each Fund pursuant to the Agreement.

Legal counsel for the Trustees also requested on behalf of the Board, and Advisors provided, information that was designed to assist the Board in its consideration of whether to renew the Agreement for each Fund. In addition to the data provided by Broadridge as described above, this information included, but was not limited to, the following: (1) further information relating to each Fund’s investment performance and a narrative analysis of the performance of each Fund that had underperformed certain Board-specified criteria, together with an explanation of any events that had a material impact on the Fund’s performance during that period; (2) a description of any fee waiver or expense reimbursement arrangements that were proposed or were in place during the prior year and the extent to which such arrangements would be continued or modified in the coming year; (3) a comparison of each Fund’s management fee rate and performance to other accounts with comparable

TIAA-CREF Funds: Fixed-Income Funds ■ 2022 Annual Report	111

Approval of investment management agreement (unaudited)

strategies managed by Advisors or certain of its affiliates; (4) any “fall-out” benefits that accrued or were identified as reasonably likely to accrue to Advisors or its affiliates due to their relationship with the Funds in addition to the Funds’ direct fee payments to Advisors pursuant to the Agreement; (5) information regarding Advisors’ financial resources, senior professional personnel, overall staffing levels, portfolio manager compensation arrangements, capacity to manage the Funds at current and foreseeable asset levels, insurance coverage, portfolio trading and best execution practices, and any actual and potential conflicts of interest identified by Advisors in connection with rendering services to the Funds; (6) information as to any profits earned by Advisors in connection with its services pursuant to the Agreement; (7) a copy of the Agreement and certain related agreements between the Funds and affiliates of Advisors; (8) a copy of Advisors’ Form ADV as filed with the SEC (which was presented only to legal counsel for the Trustees); and (9) draft narrative explanations to be included in the shareholder reports of reasons why the Board should renew the Agreement. The Trustees were also provided with performance ratings of Morningstar, Inc. (“Morningstar”), which is a widely recognized mutual fund ranking service. In addition, the Board received information from management on the continued impact of the COVID-19 pandemic and certain geopolitical events on the Teachers Insurance and Annuity Association of America (“TIAA”) enterprise’s operations generally and on the Funds’ operations and performance.

On March 3, 2022, the Board held a virtual meeting via videoconference with legal counsel to the Trustees to discuss Advisors’ materials, which led to the Trustees providing additional questions to, and requesting additional information from, Advisors. Subsequently, at the March 11, 2022 meeting, the Trustees were given the opportunity to, and did, ask additional questions and they discussed responses from Advisors to the Board’s follow-up questions and requests presented by the Board after its initial review of the information described above.

In considering whether to renew the Agreement with respect to each Fund, the Board considered various factors, including: (1) the nature, extent and quality of services provided or to be provided by Advisors to the Fund; (2) the Fund’s investment performance; (3) the costs of the services provided to the Fund and the profits realized or potential profits to be realized (if any) by Advisors and its affiliates from their relationship with the Fund; (4) fees charged to comparable mutual funds by other advisers; (5) the extent to which economies of scale have been realized or are anticipated to be realized as the Fund grows; (6) how such economies of scale are shared with the Fund for the benefit of its investors, such as, if applicable, through management fee breakpoints; (7) comparisons, if applicable, of the services provided by Advisors to, and the fee rates and performance of, the Fund to other clients to whom Advisors provides comparable services; and (8) any other benefits identified by Advisors derived or anticipated to be derived by Advisors or its affiliates from their relationship with the Fund. As a general matter, the Board considered these factors, and any other factors deemed relevant by the Trustees, in their totality, and no single factor was identified as being the determining factor in deciding whether to renew the Agreement.

In addition to the March 11, 2022 meeting that included Advisors’ personnel, the Trustees met in executive sessions, at which no representatives of Advisors were present, to discuss the proposed renewal of the Agreement for each Fund. The Board also received and considered information from its legal counsel as to certain relevant guidance that relates to the renewal process under Section 15(c) of the 1940 Act and certain other legal authorities.

While the contract renewal process included a series of discussions and meetings leading up to the March 11, 2022 meeting, the oversight and evaluation of Advisors’ services to the Funds by the Board and its Committees is an ongoing process. The Board, as well as its Committees, considered reports on various investment and operational topics that had been identified by the Board or its Committees for review in the year since the last annual renewal process. Further, at their regularly scheduled meetings, the Board and its Investment Committee receive and consider, among other matters, information regarding the performance of the Funds. Thus, in reaching its decisions regarding the renewal of the Agreement for each Fund, the Board took into account the information described herein and other information provided to the Board and its Committees throughout the year.

The Board received and considered both Trust-level and Fund-specific information, but made its renewal determinations on a Fund-by-Fund basis. In deciding whether to renew the Agreement for each Fund, each Trustee may have accorded different weight to different factors and, thus, may have had a different basis for his or her ultimate decision to vote to renew the Agreement for each Fund. At its meeting on March 11, 2022, all Board members voted unanimously to renew the Agreement for each Fund. Set forth below is a summary of the primary factors the Board considered with respect to each Fund.

The nature, extent and quality of services

The Board considered the level and depth of knowledge of Advisors, including the professional experience and qualifications of its personnel. The Board also considered that Advisors is an experienced investment adviser that has managed the Funds since their operations commenced. Investment professionals at Advisors also manage various funds and accounts of the College Retirement Equities Fund, the TIAA-CREF Life Funds and TIAA Separate Account VA-1, as well as advise and sub-advise other investment companies and vehicles. Under the Agreement, Advisors is responsible for, among other duties: managing the assets of the Funds, including conducting research, identifying investments and placing orders to buy and sell securities for the Funds’ investment portfolios; active daily monitoring of the Funds’ investment portfolios; reporting on the investment performance and other metrics of the Funds to the Board on a regular basis; responding to Fund flows; compliance monitoring; coordinating the activities of each Fund’s service providers; and overseeing the provision of various administrative services to the Funds. The Board considered that Advisors has carried out these responsibilities in a competent and professional manner. The Board also considered that Advisors has committed significant resources to supporting the series of the Trust, including the Funds. It also considered Advisors’ compliance program and resources and its compliance record with respect to the Funds.

112	2022 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds

continued

The Board also considered, among other factors, the performance of each Fund, as discussed below. In addition, the Board considered the nature and quality of non-portfolio management services provided by Advisors and its affiliates. In this regard, the Board considered its ongoing review of the performance of certain affiliated and unaffiliated service providers, including the quality of services provided by those firms and Advisors’ oversight of those service providers and the outsourcing of certain services to other firms.

During its review, the Board noted its ongoing review of the level of personnel and other resources available to Advisors to provide portfolio management and other services to the Funds, including the impact of recent and anticipated regulatory requirements and operational changes on such resources, so as to assess the adequacy of the resources devoted to these services. Based on all factors considered, the Board concluded that the nature, extent, and quality of services provided by Advisors to each Fund under the Agreement was reasonable.

Investment performance

The Board considered the investment performance of each Fund, over the periods indicated in the Fund-by-Fund synopsis below. The Board considered each Fund’s performance as compared to its peer group and peer universe (as applicable) and its benchmark index or, in circumstances where a Fund’s peer group or peer universe was not viewed as a representative basis for comparison, other comparative information deemed relevant by management and/or the Board. The Board also reviewed the three-year performance of the Bond Index and Short-Term Bond Index Funds (the “Index Funds”) before any reductions for fees and expenses. In this analysis, the Board considered the impact of net asset value rounding and the effects of fair valuation, foreign exchange rates, effective tax rates, securities lending and class action litigation, as applicable, on each Index Fund’s performance as compared to the performance of its benchmark index. For details regarding each Fund’s performance, see the Fund-by-Fund synopsis below.

The Board considered, in those cases in which a Fund had performed materially differently from its Broadridge peers or benchmark based on a Board-established threshold, the factors identified by Advisors that contributed to such difference and any remedial measures being undertaken by Advisors. Thus, the Board concluded that, under the totality of circumstances considered, the investment performance of each Fund was reasonable or that appropriate actions had been or were being implemented.

Cost and profitability

The Board considered financial and profitability data relating to Advisors’ services to the Funds for the calendar year 2021. The Board considered Advisors’ profit calculations with respect to its services to each Fund both before and after taking into account the costs incurred directly or indirectly by Advisors in connection with the distribution of shares of the Fund. The Board acknowledged the reasonableness of having management fee rates which permit Advisors to maintain and improve the quality of services provided to the Funds and recognized the entrepreneurial and other risks assumed by Advisors in managing the Funds. The Board considered that Advisors had calculated that it earned profits with respect to some of the Funds under the Agreement for the one-year period ended December 31, 2021. However, with respect to the Green Bond, Short-Term Bond Index, Short Duration Impact Bond, 5–15 Year Laddered Tax-Exempt Bond and Money Market Funds, Advisors calculated that it had incurred losses.

The Board considered Advisors’ voluntary reduction of certain Funds’ management fee rates: 0.015% for the High-Yield Fund and 0.020% for the Inflation-Linked Bond Fund during the year ended April 30, 2022 and Advisors’ commitment to continue these voluntary waivers for the year ending April 30, 2023, as well as a 0.015% management fee rate reduction for the Core Impact Bond Fund for the year ending April 30, 2023. The Board also considered the contractual reduction of management fees for the Bond Index Fund by 0.03% and for the Short-Term Bond Index Fund by 0.01% starting August 1, 2021, and the further contractual reduction of these fees for these Funds by 0.01% each starting August 1, 2022. The Board also acknowledged Advisors’ commitment to reimburse Fund expenses to the extent that total annual operating expenses exceeded certain specified amounts. With respect to those Funds for which the Agreement was calculated by Advisors to be profitable to Advisors in 2021, the Board concluded that those profits were reasonable in light of various relevant factors.

Fees charged by other advisers

The Board considered comparative information regarding each Fund’s contractual and effective management fee rates and the contractual and effective management fee rates paid by similar mutual funds to other advisers, as analyzed by Broadridge and reflected in the Fund-by-Fund synopsis below. The Board determined that the management fee rate charged to a Fund under the Agreement typically was lower than the management fee rates charged to many or most other comparable mutual funds. In this regard, the Board also considered the inherent limitations of such comparisons in light of uncertainty as to how the fees of such similar mutual funds are set and potentially material differences between a Fund and its comparable mutual funds. The Board considered Broadridge’s treatment of all fund fee waivers, regardless of their type, as management fee waivers, which could materially impact how the Funds’ actual management fee rates compare to those of similar mutual funds. Additionally, the Board considered the potential limitations of such comparisons due to, among other factors, the fact that, in many instances, Broadridge based its comparisons on financial data relating to fiscal periods that differed from the period for which the Funds’ data were derived. Based on all factors considered, the Board concluded that the management fee rates under the Agreement with respect to each Fund were reasonable in relation to those charged by appropriate groups of comparable mutual funds.

Economies of scale

The Board considered whether Advisors has experienced or is anticipated to experience economies of scale in connection with the operation of each Fund, and whether any such economies are shared with the Funds. The Board also considered the extent to which the current fee rate schedule breakpoints for many actively-managed Funds that were currently profitable to Advisors affected Advisors’ fees. The Board considered, in

TIAA-CREF Funds: Fixed-Income Funds ■ 2022 Annual Report	113

Approval of investment management agreement (unaudited)

connection with the supporting Broadridge reports, Advisors’ position that the maximum fee rate that could be charged to each Fund based on its level of assets under the Agreement is comparatively low in relation to peer groups of mutual funds. The Board also considered the contractual fee rate reductions and one-year voluntary advisory fee waivers agreed to by Advisors, as noted above. Based on all factors considered, the Board concluded that the Funds’ management fee rate schedules were reasonable in light of current economies of scale considerations and current asset levels.

Fee and performance comparisons with other Advisors clients

The Board considered that Advisors and its affiliate, TIAA-CREF Investment Management, LLC, provide investment management services to other investment companies, including other mutual funds, foreign funds (UCITS), and separately managed accounts that may have similar investment strategies as certain of the Funds. In particular, the Board considered the management fee rates Advisors charges to separately managed accounts and a UCITS series that have similar mandates to the Core Bond, Core Bond Plus, Green Bond and Core Impact Bond Funds and the performance of such accounts/series. The Board also considered Advisors’ comments that, in the future, Advisors may manage client assets through additional funds and accounts with similar investment strategies. The Board also considered Advisors’ representation that, while the management fee rates charged to the Funds may differ from the management fee rates chargeable to these other funds and accounts, this may be due in part to the fact that these other funds and accounts may: (1) involve less entrepreneurial risk on the part of Advisors; (2) be offered in different types of markets; (3) be provided with different types or levels of services; (4) have different regulatory burdens; and/or (5) target different investors. Based on all factors considered, the Board concluded that the management fee rates under the Agreement with respect to each Fund were reasonable in relation to those charged by Advisors to its comparable clients.

Other benefits

The Board also considered additional “fall-out benefits” to Advisors and its affiliates arising from the Agreement. Such benefits include, among others, other fees paid by the Funds to Advisors or its affiliates for other services, such as distribution and administration, and investment-related benefits, such as economies of scale to the extent the Funds share investment resources and/or personnel with other clients of Advisors and the ability to incubate strategies within one or more Funds that could be subsequently utilized to manage other non-Fund products. Advisors and its affiliates may also benefit from the level of business and relationships the Funds have with certain service providers. Additionally, the Funds may be utilized as investment options for other products and businesses of Advisors and its affiliates, such as variable products, fund of funds and 529 education savings plans. Also, Advisors and its affiliates may benefit from their relationship with the Funds to the extent that this relationship results in potential investors viewing TIAA, of which Advisors is an indirect, wholly-owned subsidiary, as a leading retirement plan provider in the academic and non-profit markets and as a single source for all their financial service needs. The Board concluded that other benefits to Advisors and its affiliates arising from the Agreement were reasonable in light of various relevant factors.

Fund-by-fund synopsis of factors

The Board considered the following specific factors (among others) in connection with its determination to renew the Agreement with respect to each Fund. If a Fund is described in the following discussions as being in the “1st” quintile, it is in the best of five groups (that is, the group has the best performance or the lowest expenses, as the case may be). References below to quintiles are based on data provided to the Board in the reports prepared by Broadridge. The specific management fee, expense and performance factors outlined below are based on the Institutional Class of each Fund. Because the Institutional Class generally has lower non-management expenses than the other classes of these Funds, the expenses and performance of these other classes will differ from the expenses and performance shown for the Institutional Class. References to “adjusted” relative gross performance mean the performance of a Fund minus the impact of net asset value rounding and the effects of fair valuation, foreign exchange rates, effective tax rates, securities lending and class action litigation, as applicable. All time periods referenced below are ended December 31, 2021. Under the Morningstar rating system, an Overall Morningstar Rating of 5 stars is the highest (best) rating category and 1 star is the lowest (worst) rating category. The Morningstar data is as of December 31, 2021. Statements below regarding a Fund’s “effective management fee rate” refer to the overall effective blended fee rate that applied to that Fund after taking into account any breakpoints in the management fee rate schedule for the Fund and any applicable fee waivers and/or expense reimbursements. For reference, one basis point equals 0.01%. Statements below regarding “net profit” or “net loss” refer to whether Advisors calculated that it earned a profit or incurred a loss for the services that it rendered to a Fund during 2021 under the Agreement.

Bond Index Fund

•	Effective August 1, 2021, the Fund’s contractual management fee rate was reduced from 0.10% to 0.07% of average daily net assets, and effective August 1, 2022, the Fund’s contractual management fee rate will be reduced to 0.06% of average daily net assets.
•	The Fund’s total expense ratio, actual management fee rate and contractual management fee rate ranked 2 out of 5 funds, 2 out of 5 funds and 1 out of 5 funds within the group of comparable funds selected by Broadridge for expense comparison purposes (“Expense Group”), respectively. The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were in the 1st, 2nd and 1st quintiles, respectively, of the universe of comparable funds selected by Broadridge for expense comparison purposes (“Expense Universe”).
•	For the three-year period, the Fund’s adjusted relative gross performance as compared to its benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index, differed by –9 basis points.
•	The Fund received an Overall Morningstar Rating of 3 stars.
•	Advisors calculated that it earned a net profit with respect to its services to the Fund for the one-year period.

114	2022 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds

continued

Core Bond Fund

•	The Fund’s annual contractual management fee rate starts at 0.30% of average daily net assets, and includes breakpoints that reduce the rate paid on assets above certain thresholds. The Fund’s effective management fee rate at its December 31, 2021 asset level was 0.272% of average daily net assets.
•	The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were each in the 1st quintile of its Expense Group. The Fund’s total expense ratio and contractual management fee rate were each in the 1st quintile of its Expense Universe, while the Fund’s actual management fee rate was in the 2nd quintile of its Expense Universe.
•	The Fund was in the 3rd, 4th, 4th and 3rd quintiles of the group of comparable funds selected by Broadridge for performance comparison purposes (“Performance Group”) for the one-, three-, five- and ten-year periods, respectively. The Fund was in the 2nd, 3rd, 2nd and 1st quintiles of the universe of comparable funds selected by Broadridge for performance comparison purposes (“Performance Universe”) for the one-, three-, five- and ten-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 3 stars.
•	Advisors calculated that it earned a net profit with respect to its services to the Fund for the one-year period.

Core Impact Bond Fund

•	The Fund’s annual contractual management fee rate starts at 0.35% of average daily net assets, and includes breakpoints that reduce the rate paid on assets above certain thresholds. The Fund’s effective management fee rate at its December 31, 2021 asset level was 0.329% of average daily net assets.
•	Effective May 1, 2022, Advisors has voluntarily agreed to reduce the Fund’s management fee rate by 0.015% through April 30, 2023.
•	The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were in the 1st, 3rd and 2nd quintiles, respectively, of both its Expense Group and its Expense Universe.
•	The Fund was in the 3rd, 5th and 3rd quintiles of its Performance Group for the one-, three- and five-year periods, respectively. The Fund was in the 2nd, 4th and 2nd quintiles of its Performance Universe for the one-, three- and five-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 4 stars.
•	Advisors calculated that it earned a net profit with respect to its services to the Fund for the one-year period.

Core Plus Bond Fund

•	The Fund’s annual contractual management fee rate starts at 0.30% of average daily net assets, and includes breakpoints that reduce the rate paid on assets above certain thresholds. The Fund’s effective management fee rate at its December 31, 2021 asset level was 0.282% of average daily net assets.
•	The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were each in the 1st quintile of both its Expense Group and its Expense Universe.
•	The Fund was in the 2nd, 3rd, 3rd and 3rd quintiles of its Performance Group, and in the 2nd, 3rd, 2nd and 2nd quintiles of its Performance Universe for the one-, three-, five-and ten-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 4 stars.
•	Advisors calculated that it earned a net profit with respect to its services to the Fund for the one-year period.

5–15 Year Laddered Tax-Exempt Bond Fund

•	The Fund’s annual contractual management fee rate starts at 0.25% of average daily net assets, which includes breakpoints that would reduce the rate paid on assets above certain thresholds. The Fund’s effective management fee rate at its December 31, 2021 asset level was 0.25% of average daily net assets.
•	The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were each in the 1st quintile of both its Expense Group and its Expense Universe.
•	The Fund was in the 1st, 1st, 1st and 4th quintiles of its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Fund was in the 3rd, 2nd, 1st and 2nd quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 3 stars.
•	Advisors calculated that it incurred a net loss with respect to its services to the Fund for the one-year period.

Green Bond Fund

•	The Fund’s annual contractual management fee rate starts at 0.40% of average daily net assets, which includes breakpoints that would reduce the rate paid on assets above certain thresholds. The Fund’s effective management fee rate at its December 31, 2021 asset level was 0.40% of average daily net assets.
•	The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were in the 2nd, 1st and 3rd quintiles of its Expense Group, respectively. The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were in the 2nd, 1st and 2nd quintiles of its Expense Universe, respectively.
•	The Fund was in the 3rd quintile of its Performance Group for both the one- and three-year periods. The Fund was in the 2nd and 3rd quintiles of its Performance Universe for the one- and three-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 3 stars.
•	Advisors calculated that it incurred a net loss with respect to its services to the Fund for the one-year period.

High-Yield Fund

•	The Fund’s annual contractual management fee rate starts at 0.35% of average daily net assets, and includes breakpoints that reduce the rate paid on assets above certain thresholds. The Fund’s effective management fee rate at its December 31, 2021 asset level was 0.338% of average daily net assets, which includes the effect of a voluntary management fee rate waiver of 0.015% for the year ended April 30, 2022.
•	Effective May 1, 2022, Advisors has voluntarily agreed to continue to reduce the Fund’s management fee rate by 0.015% through April 30, 2023.
•	The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were each in the 1st quintile of both its Expense Group and Expense Universe.
•	The Fund was in the 4th, 4th, 5th, and 4th quintiles of its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Fund was in the 3rd, 4th, 4th and

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Approval of investment management agreement (unaudited)	concluded

3rd quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 3 stars.
•	Advisors earned a net profit with respect to its services to the Fund for the one-year period.

Inflation-Linked Bond Fund

•	The Fund’s annual contractual management fee rate starts at 0.25% of average daily net assets, and includes breakpoints that reduce the rate paid on assets above certain thresholds. The Fund’s effective management fee rate at its December 31, 2021 asset level was 0.238% of average daily net assets, which includes the effect of a voluntary management fee rate waiver of 0.020% for the year ended April 30, 2022.
•	Effective May 1, 2022, Advisors has voluntarily agreed to continue to reduce the Fund’s management fee rate by 0.020% through April 30, 2023.
•	The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were each in the 1st quintile of both its Expense Group and its Expense Universe.
•	The Fund was in the 3rd, 4th, 4th and 5th quintiles of its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Fund was in the 3rd, 4th, 4th and 3rd quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 3 stars.
•	Advisors calculated that it earned a net profit with respect to its services to the Fund for the one-year period.

Money Market Fund

•	The Fund’s annual contractual management fee rate is 0.10% of average daily net assets.
•	The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were in the 3rd, 3rd and 1st quintiles of its Expense Group, respectively. The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were each in the 3rd, 4th and 1st quintiles of its Expense Universe, respectively.
•	The Fund was in the 5th, 1st, 1st and 3rd quintiles of its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Fund was in the 5th, 1st, 1st and 1st quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.
•	Money market funds are not rated by Morningstar.
•	Advisors calculated that it incurred a net loss with respect to its services to the Fund for the one-year period.

Short Duration Impact Bond Fund

•	The Fund’s annual contractual management fee rate starts at 0.30% of average daily net assets, which includes breakpoints that would reduce the rate paid on assets above certain thresholds. The Fund’s effective management fee rate at its December 31, 2021 asset level was 0.30% of average daily net assets.
•	The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were in the 1st, 1st and 2nd quintiles of its Expense Group, respectively. The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were in the 2nd, 1st and 1st quintiles of its Expense Universe, respectively.
•	The Fund was in the 2nd and 1st quintiles of both its Performance Group and its Performance Universe for the one-and three-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 4 stars.
•	Advisors calculated that it incurred a net loss with respect to its services to the Fund for the one-year period.

Short-Term Bond Fund

•	The Fund’s annual contractual management fee rate starts at 0.25% of average daily net assets, and includes breakpoints that reduce the rate paid on assets above certain thresholds. The Fund’s effective management fee rate at its December 31, 2021 asset level was 0.245% of average daily net assets.
•	The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were each in the 1st quintile of both its Expense Group and Expense Universe.
•	The Fund was in the 3rd, 5th, 4th and 3rd quintiles of its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Fund was in the 2nd, 3rd, 2nd and 2nd quintiles of its Performance Universe for each of the one-, three-, five- and ten-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 3 stars.
•	Advisors calculated that it earned a net profit with respect to its services to the Fund for the one-year period.

Short-Term Bond Index Fund

•	Effective August 1, 2021, the Fund’s contractual management fee rate was reduced from 0.07% to 0.06% of average daily net assets, and effective August 1, 2022, the Fund’s contractual management fee rate will be reduced to 0.05% of average daily net assets.
•	The Fund’s total expense ratio, actual management fee rate and contractual management fee rate ranked 2 out of 5 funds, 1 out of 5 funds and 1 out of 5 funds within its Expense Group, respectively. The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were in the 1st, 2nd and 1st quintiles of its Expense Universe, respectively.
•	For the three-year period, the Fund’s adjusted relative gross performance was the same as the performance of its benchmark, the Bloomberg Barclays 1–3 Year Government/Credit Bond Index.
•	The Fund received an Overall Morningstar Rating of 2 stars.
•	Advisors calculated that it incurred a net loss with respect to its services to the Fund for the one-year period.

Based primarily on the foregoing factors and conclusions, the Board renewed the Agreement for each Fund.

116	2022 Annual Report ■ TIAA-CREF Funds: Fixed-Income Funds

Liquidity risk management program

Discussion of the operation and effectiveness of the Funds’ liquidity risk management program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), each series of the Trust covered by this Report (the “Funds”) has adopted and implemented a liquidity risk management program (the “Program”), which is reasonably designed to assess and manage the Funds’ liquidity risk. The Program consists of various provisions relating to assessing and managing Fund liquidity risk, as discussed further below. The Funds’ Board of Trustees (the “Board”) previously approved the designation of Advisors (the “Administrator”) as Program administrator. The Liquidity Monitoring and Analysis Team (the “LMAT”) carries out day-to-day Program management with oversight by the Liquidity Oversight Committee (the “LOSC”). Personnel from the Administrator and Nuveen Fund Advisors, LLC, an affiliate of the Administrator, comprise the LMAT and LOSC.

At a February 15, 2022 Board meeting, the Administrator provided the Board with a written report addressing the Program’s operation, adequacy, and effectiveness of implementation for the period from January 1, 2021 through December 31, 2021 (the “Review Period”), as required under the Liquidity Rule. The report noted that the Program has been and continues to be adequately and effectively implemented to monitor and (as applicable) respond to the Funds’ liquidity developments.

In accordance with the Program, the LMAT assesses each Fund’s liquidity risk no less frequently than annually based on various factors, such as (i) the Fund’s investment strategy and the liquidity of portfolio investments, (ii) cash flow projections, and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories (including “highly liquid investments” and “illiquid investments,” discussed below). The classification is based on a determination of how long it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading, and investment-specific considerations, as well as market depth, and utilize third-party vendor data.

Any Fund that does not primarily hold highly liquid investments must, among other things, determine a minimum percentage of Fund net assets that must be invested in highly liquid investments (a “Highly Liquid Investment Minimum”). During the Review Period, each Fund primarily held highly liquid investments and therefore was exempt from the requirement to adopt a Highly Liquid Investment Minimum and to comply with the related requirements under the Liquidity Rule.

The Liquidity Rule also limits the Funds’ investments in illiquid investments. Specifically, the Liquidity Rule prohibits acquisition of illiquid investments if doing so would result in the Fund holding more than 15% of its net assets in illiquid investments and requires certain reporting anytime a Fund’s holdings of illiquid investments exceed 15% of net assets. During the Review Period, no Fund exceeded the 15% limit on illiquid investments.

TIAA-CREF Funds: Fixed-Income Funds ■ 2022 Annual Report	117

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You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other information, please visit TIAA.org, or call 800-842-2252 for the Institutional, Advisor, Premier and Retirement classes or 800-223-1200 for the Retail Class. Please read the prospectus carefully before investing. Investment, insurance and annuity products are not Federal Deposit Insurance Corporation (FDIC) insured, are not bank guaranteed, are not bank deposits, are not insured by any federal government agency, are not a condition to any banking service or activity, and may lose value. Nuveen, a subsidiary of TIAA, provides investment advice and portfolio management services through a dozen affiliated registered investment advisers. Nuveen Securities, LLC and TIAA-CREF Individual & Institutional Services, LLC, members FINRA, distribute securities products.

This material is for informational or educational purposes only and does not constitute fiduciary investment advice under ERISA, a securities recommendation under all securities laws, or an insurance product recommendation under state insurance laws or regulations. This material does not take into account any specific objectives or circumstances of any particular investor, or suggest any specific course of action. Investment decisions should be made based on the investor’s own objectives and circumstances.

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Item 2. Code of Conduct.

2(a) The Board of Trustees of the TIAA-CREF Funds (the “Registrant”) has adopted a code of conduct for senior financial officers, including the Registrant’s principal executive officer, principal financial officer, principal accounting officer, or controller, and persons performing similar functions, in conformity with rules promulgated under the Sarbanes-Oxley Act of 2002.

2(b) No response required.

2(c) During the reporting period, there were no material amendments to the code of conduct.

2(d) During the reporting period, there were no implicit or explicit waivers granted by the Registrant from any provision of the code of conduct.

2(e) Not applicable.

2(f) A copy of the current code of conduct is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert.

3(a)(1) The Registrant’s Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its Audit and Compliance Committee.

3(a)(2) Maceo K. Sloan is the Registrant’s audit committee financial expert and is “independent” for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

PricewaterhouseCoopers LLP (“PwC”) performs independent audits of the Registrant’s financial statements. To maintain auditor independence and avoid even the appearance of conflicts of interest, the Registrant, as a policy, does not engage PwC for management advisory or consulting services.

The aggregate fees billed by PwC as disclosed below for the fiscal years ended March 31, 2022 and March 31, 2021 may not align with the figures reported and filed with the Securities and Exchange Commission in Form N-CEN or Form N-CSR for each period, respectively, (SEC File No. 811-09301) because the fees disclosed in this statement reflect fees updated after the date of that Form N-CEN or Form N-CSR for the relevant periods.

4(a) Audit Fees.

For the fiscal years ended March 31, 2022 and March 31, 2021, PwC’s aggregate fees for the audit of the Registrant’s annual financial statements were $628,830 and $655,830, respectively.

4(b) Audit Related Fees.

For the fiscal years ended March 31, 2022 and March 31, 2021, PwC’s aggregate fees for services related to the performance of the audit of the Registrant’s annual financial statements were $0 and $0, respectively.

For the fiscal years ended March 31, 2022 and March 31, 2021, the Audit-Related Fees billed by PwC to Teachers Advisors, LLC (“Advisors”) or to any entity controlling, controlled by or under common control with Advisors that provides ongoing services to the Registrant (collectively, “Fund Service Providers”) were $0 and $0, respectively.

4(c) Tax Fees.

For the fiscal years ended March 31, 2022 and March 31, 2021, PwC’s aggregate fees for tax services billed to the Registrant were $0 and $0, respectively.

For the fiscal years ended March 31, 2022 and March 31, 2021, the Tax Fees billed by PwC to the Fund Service Providers were $0 and $0, respectively.

4(d) All Other Fees.

For the fiscal years ended March 31, 2022 and March 31, 2021, PwC’s aggregate fees for all other services billed to the Registrant were $0 and $0, respectively.

For the fiscal years ended March 31, 2022 and March 31, 2021, PwC’s aggregate fees for all other services billed to the Fund Service Providers were $0 and $0, respectively.

4(e)(1) Preapproval Policy.

The Registrant’s audit and compliance committee (“Audit Committee”) has adopted a Preapproval Policy for External Audit Firm Services (the “Policy”). The Policy describes the types of services that may be provided by the independent auditor to the Registrant and certain of its affiliates without impairing the auditor’s independence. Under the Policy, the Audit Committee is required to preapprove all services to be performed by the Registrant’s independent auditor in order to ensure that such services do not impair the auditor’s independence.

The Policy requires the Audit Committee to: (i) appoint the independent auditor to perform the financial statements audit for the Registrant and certain of its affiliates, including approving the terms of the engagement, and (ii) preapprove the audit, audit-related, tax and other services to be provided by the independent auditor to the Registrant and certain of its affiliates and the fees to be charged for provision of such services from year to year.

4(e)(2) Services provided pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (the “de minimis exception”):

Audit-Related Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended March 31, 2022 and March 31, 2021 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended March 31, 2022 and March 31, 2021 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

Tax Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended March 31, 2022 and March 31, 2021 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended March 31, 2022 and March 31, 2021 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended March 31, 2022 and March 31, 2021 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended March 31, 2022 and March 31, 2021 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

4(f) The percentage of hours expended by PwC’s engagement to audit the Registrant’s financial statements for the most recent fiscal year attributable to work performed by persons other than PwC’s full-time, permanent employees was less than 50%.

4(g) Non-Audit Fees for Related Entities.

For the fiscal years ended March 31, 2022 and March 31, 2021, aggregate non-audit fees billed to the Registrant and to its Fund Service Providers by PwC were $1,067,853 and $1,289,963, respectively.

4(h) The Registrant’s Audit Committee has considered whether the non-audit services that were rendered by PwC to the Registrant’s Fund Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X are compatible with maintaining PwC’s independence.

Item 5. Audit Committee of Listed Registrants.

Not Applicable.

Item 6. Schedule of Investments.

TIAA-CREF FUNDS - Bond Index Fund

TIAA-CREF FUNDS

BOND INDEX FUND

SCHEDULE OF INVESTMENTS

March 31, 2022

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

BONDS - 99.5%

CORPORATE BONDS - 25.2%

AUTOMOBILES & COMPONENTS - 0.1%
$100,000		Aptiv plc	4.350%	03/15/29	$102,892
600,000		Aptiv plc	3.250	03/01/32	568,679
100,000		Aptiv plc	4.400	10/01/46	96,912
575,000		Aptiv plc	5.400	03/15/49	628,059
1,500,000		Aptiv plc	3.100	12/01/51	1,192,476
1,000,000		Aptiv plc	4.150	05/01/52	937,783
200,000		BorgWarner, Inc	3.375	03/15/25	200,720
1,650,000	e	BorgWarner, Inc	2.650	07/01/27	1,593,291
200,000		BorgWarner, Inc	4.375	03/15/45	197,664
125,000		General Motors Co	4.875	10/02/23	128,788
500,000		General Motors Co	5.400	10/02/23	517,339
500,000		General Motors Co	6.125	10/01/25	536,761
500,000		General Motors Co	4.200	10/01/27	502,071
500,000		General Motors Co	6.800	10/01/27	564,369
700,000		General Motors Co	5.000	10/01/28	729,937
900,000		General Motors Co	6.600	04/01/36	1,045,168
700,000		General Motors Co	5.150	04/01/38	711,119
150,000		General Motors Co	6.250	10/02/43	170,070
175,000		General Motors Co	5.200	04/01/45	177,131
350,000		General Motors Co	6.750	04/01/46	421,524
500,000		General Motors Co	5.400	04/01/48	525,676
900,000		General Motors Co	5.950	04/01/49	1,000,166
275,000		Genuine Parts Co	2.750	02/01/32	252,358
175,000		Harley-Davidson, Inc	3.500	07/28/25	172,002
200,000		Harley-Davidson, Inc	4.625	07/28/45	184,935
2,000,000		Honda Motor Co Ltd	2.534	03/10/27	1,935,947
326,000		Lear Corp	3.800	09/15/27	326,270
400,000		Lear Corp	4.250	05/15/29	404,948
500,000		Lear Corp	3.500	05/30/30	478,681
600,000		Lear Corp	2.600	01/15/32	529,981
550,000	e	Lear Corp	5.250	05/15/49	590,282
1,000,000		Lear Corp	3.550	01/15/52	825,171
300,000		Magna International, Inc	3.625	06/15/24	303,209
600,000		Magna International, Inc	4.150	10/01/25	614,682
175,000		Magna International, Inc	2.450	06/15/30	161,226
1,000,000		Toyota Motor Corp	0.681	03/25/24	965,271
750,000		Toyota Motor Corp	2.358	07/02/24	743,513
1,000,000		Toyota Motor Corp	1.339	03/25/26	942,549
300,000		Toyota Motor Corp	3.669	07/20/28	305,366
1,000,000	e	Toyota Motor Corp	2.362	03/25/31	934,545
		TOTAL AUTOMOBILES & COMPONENTS			23,219,531
1

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

BANKS - 4.1%
$6,000,000	Asian Development Bank	1.500%	01/20/27	$5,714,199
525,000	Australia & New Zealand Banking Group Ltd	3.700	11/16/25	537,905
1,000,000	Banco Bilbao Vizcaya Argentaria S.A.	0.875	09/18/23	971,545
1,000,000	Banco Bilbao Vizcaya Argentaria S.A.	1.125	09/18/25	921,200
800,000	Banco Santander S.A.	3.125	02/23/23	805,753
1,200,000	Banco Santander S.A.	3.848	04/12/23	1,215,623
800,000	Banco Santander S.A.	2.706	06/27/24	791,513
600,000	Banco Santander S.A.	2.746	05/28/25	584,679
400,000	Banco Santander S.A.	5.179	11/19/25	413,537
1,600,000	Banco Santander S.A.	1.849	03/25/26	1,495,458
600,000	Banco Santander S.A.	4.250	04/11/27	606,124
1,200,000	Banco Santander S.A.	1.722	09/14/27	1,083,842
675,000	Banco Santander S.A.	3.800	02/23/28	664,233
1,000,000	Banco Santander S.A.	4.175	03/24/28	1,005,072
1,800,000	Banco Santander S.A.	4.379	04/12/28	1,815,368
600,000	Banco Santander S.A.	3.306	06/27/29	581,027
400,000	Banco Santander S.A.	3.490	05/28/30	387,140
2,000,000	Banco Santander S.A.	2.749	12/03/30	1,760,190
1,000,000	Banco Santander S.A.	2.958	03/25/31	924,081
2,000,000	Banco Santander S.A.	3.225	11/22/32	1,795,055
3,500,000	Bank of America Corp	4.125	01/22/24	3,592,358
1,475,000	Bank of America Corp	4.200	08/26/24	1,510,849
10,300,000	Bank of America Corp	3.458	03/15/25	10,362,137
3,550,000	Bank of America Corp	3.950	04/21/25	3,617,423
3,000,000	Bank of America Corp	0.981	09/25/25	2,843,429
3,000,000	Bank of America Corp	3.093	10/01/25	2,989,823
725,000	Bank of America Corp	2.456	10/22/25	712,385
4,000,000	Bank of America Corp	3.366	01/23/26	4,002,019
3,000,000	Bank of America Corp	2.015	02/13/26	2,887,648
5,000,000	Bank of America Corp	1.319	06/19/26	4,685,854
4,500,000	Bank of America Corp	1.197	10/24/26	4,158,830
5,000,000	Bank of America Corp	1.658	03/11/27	4,660,861
7,800,000	Bank of America Corp	3.559	04/23/27	7,822,210
4,500,000	Bank of America Corp	1.734	07/22/27	4,179,082
2,000,000	Bank of America Corp	2.551	02/04/28	1,910,966
2,000,000	Bank of America Corp	3.593	07/21/28	2,003,481
5,690,000	Bank of America Corp	3.419	12/20/28	5,632,498
1,250,000	Bank of America Corp	3.970	03/05/29	1,269,022
3,000,000	Bank of America Corp	2.087	06/14/29	2,740,330
1,400,000	Bank of America Corp	4.271	07/23/29	1,444,384
3,075,000	Bank of America Corp	3.974	02/07/30	3,124,631
1,675,000	Bank of America Corp	3.194	07/23/30	1,620,771
1,050,000	Bank of America Corp	2.884	10/22/30	995,696
4,000,000	Bank of America Corp	2.496	02/13/31	3,676,680
1,750,000	Bank of America Corp	2.592	04/29/31	1,614,491
3,000,000	Bank of America Corp	1.898	07/23/31	2,619,813
3,000,000	Bank of America Corp	1.922	10/24/31	2,606,033
3,000,000	Bank of America Corp	2.651	03/11/32	2,751,467
4,000,000	Bank of America Corp	2.687	04/22/32	3,678,548
5,000,000	Bank of America Corp	2.299	07/21/32	4,450,076
3,000,000	Bank of America Corp	2.572	10/20/32	2,725,991
2,000,000	Bank of America Corp	2.972	02/04/33	1,873,986
2

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$4,000,000	Bank of America Corp	2.482%	09/21/36	$3,439,088
1,500,000	Bank of America Corp	6.110	01/29/37	1,791,890
3,000,000	Bank of America Corp	3.846	03/08/37	2,872,864
4,500,000	Bank of America Corp	4.078	04/23/40	4,620,359
6,000,000	Bank of America Corp	2.676	06/19/41	5,066,150
4,000,000	Bank of America Corp	3.311	04/22/42	3,703,072
1,500,000	Bank of America Corp	5.000	01/21/44	1,725,264
2,800,000	Bank of America Corp	4.443	01/20/48	3,045,168
3,000,000	Bank of America Corp	3.946	01/23/49	3,036,320
1,000,000	Bank of America Corp	2.831	10/24/51	850,411
1,950,000	Bank of America Corp	3.483	03/13/52	1,838,831
2,000,000	Bank of America Corp	2.972	07/21/52	1,711,397
2,000,000	Bank of Montreal	0.450	12/08/23	1,931,278
1,425,000	Bank of Montreal	3.300	02/05/24	1,444,224
1,000,000	Bank of Montreal	2.500	06/28/24	995,440
2,000,000	Bank of Montreal	0.625	07/09/24	1,900,538
750,000	Bank of Montreal	1.850	05/01/25	720,755
1,500,000	Bank of Montreal	1.250	09/15/26	1,377,030
1,000,000	Bank of Montreal	0.949	01/22/27	920,977
750,000	Bank of Montreal	4.338	10/05/28	761,642
425,000	Bank of Montreal	3.803	12/15/32	419,993
1,000,000	Bank of New York Mellon Corp	2.050	01/26/27	963,479
750,000	Bank of Nova Scotia	2.200	02/03/25	730,521
2,000,000	Bank of Nova Scotia	1.300	06/11/25	1,884,298
1,550,000	Bank of Nova Scotia	4.500	12/16/25	1,601,219
2,000,000	Bank of Nova Scotia	1.050	03/02/26	1,834,671
2,000,000	Bank of Nova Scotia	1.350	06/24/26	1,854,803
1,000,000	Bank of Nova Scotia	2.700	08/03/26	981,823
3,000,000	Bank of Nova Scotia	1.300	09/15/26	2,758,718
525,000	Barclays plc	4.338	05/16/24	533,026
200,000	Barclays plc	4.375	09/11/24	202,620
2,000,000	Barclays plc	1.007	12/10/24	1,920,140
1,425,000	Barclays plc	3.650	03/16/25	1,425,947
2,750,000	Barclays plc	3.932	05/07/25	2,772,373
975,000	Barclays plc	4.375	01/12/26	996,835
2,000,000	Barclays plc	2.852	05/07/26	1,942,543
800,000	Barclays plc	5.200	05/12/26	830,795
2,000,000	Barclays plc	2.279	11/24/27	1,856,759
700,000	Barclays plc	4.337	01/10/28	711,416
1,975,000	Barclays plc	4.836	05/09/28	2,016,624
1,500,000	Barclays plc	4.972	05/16/29	1,569,139
1,000,000	Barclays plc	5.088	06/20/30	1,037,316
2,000,000	Barclays plc	2.645	06/24/31	1,814,085
1,500,000	Barclays plc	2.667	03/10/32	1,345,018
2,000,000	Barclays plc	2.894	11/24/32	1,814,065
1,750,000	Barclays plc	3.564	09/23/35	1,611,807
1,000,000	Barclays plc	3.811	03/10/42	894,270
1,125,000	Barclays plc	3.330	11/24/42	978,500
775,000	Barclays plc	5.250	08/17/45	861,616
575,000	Barclays plc	4.950	01/10/47	621,355
1,000,000	BBVA USA	2.500	08/27/24	992,052
500,000	BBVA USA	3.875	04/10/25	509,637
675,000	BNP Paribas S.A.	3.250	03/03/23	681,605
1,350,000	BNP Paribas S.A.	4.250	10/15/24	1,380,198
800,000	Canadian Imperial Bank of Commerce	0.950	06/23/23	785,052
3

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$500,000	Canadian Imperial Bank of Commerce	3.500%	09/13/23	$507,439
2,000,000	Canadian Imperial Bank of Commerce	0.500	12/14/23	1,931,276
750,000	Canadian Imperial Bank of Commerce	3.100	04/02/24	753,730
1,000,000	Canadian Imperial Bank of Commerce	2.250	01/28/25	976,676
1,000,000	Canadian Imperial Bank of Commerce	0.950	10/23/25	919,944
1,000,000	Canadian Imperial Bank of Commerce	1.250	06/22/26	917,852
2,000,000	CitiBank NA	3.650	01/23/24	2,035,195
4,600,000	Citigroup, Inc	3.500	05/15/23	4,647,354
1,500,000	Citigroup, Inc	4.044	06/01/24	1,519,178
500,000	Citigroup, Inc	4.000	08/05/24	511,120
3,250,000	Citigroup, Inc	0.776	10/30/24	3,139,764
7,500,000	Citigroup, Inc	3.352	04/24/25	7,517,837
2,000,000	Citigroup, Inc	0.981	05/01/25	1,906,555
1,000,000	Citigroup, Inc	3.700	01/12/26	1,012,307
750,000	Citigroup, Inc	4.600	03/09/26	777,698
3,000,000	Citigroup, Inc	3.106	04/08/26	2,974,501
1,100,000	Citigroup, Inc	4.300	11/20/26	1,131,217
4,000,000	Citigroup, Inc	1.122	01/28/27	3,669,568
5,000,000	Citigroup, Inc	1.462	06/09/27	4,591,939
1,500,000	Citigroup, Inc	4.450	09/29/27	1,547,155
5,000,000	Citigroup, Inc	3.070	02/24/28	4,869,794
1,000,000	Citigroup, Inc	3.668	07/24/28	1,000,221
2,025,000	Citigroup, Inc	4.125	07/25/28	2,055,645
4,000,000	Citigroup, Inc	4.075	04/23/29	4,076,722
1,750,000	Citigroup, Inc	3.980	03/20/30	1,776,686
5,000,000	Citigroup, Inc	2.666	01/29/31	4,632,457
2,200,000	Citigroup, Inc	4.412	03/31/31	2,283,940
6,000,000	Citigroup, Inc	2.572	06/03/31	5,496,643
5,000,000	Citigroup, Inc	2.561	05/01/32	4,508,848
175,000	Citigroup, Inc	6.625	06/15/32	211,485
875,000	Citigroup, Inc	2.520	11/03/32	785,011
4,000,000	Citigroup, Inc	3.057	01/25/33	3,737,334
1,000,000	Citigroup, Inc	3.785	03/17/33	991,329
750,000	Citigroup, Inc	3.878	01/24/39	749,323
325,000	Citigroup, Inc	8.125	07/15/39	492,022
350,000	Citigroup, Inc	5.875	01/30/42	435,921
2,000,000	Citigroup, Inc	2.904	11/03/42	1,713,637
400,000	Citigroup, Inc	6.675	09/13/43	526,181
125,000	Citigroup, Inc	5.300	05/06/44	142,230
675,000	Citigroup, Inc	4.650	07/30/45	741,084
3,075,000	Citigroup, Inc	4.750	05/18/46	3,291,187
5,075,000	Citigroup, Inc	4.650	07/23/48	5,731,066
500,000	Citizens Bank NA	3.700	03/29/23	505,650
350,000	Citizens Bank NA	2.250	04/28/25	339,215
250,000	Citizens Bank NA	3.750	02/18/26	255,211
500,000	Citizens Financial Group, Inc	2.850	07/27/26	491,992
200,000	Citizens Financial Group, Inc	2.500	02/06/30	184,312
450,000	Citizens Financial Group, Inc	3.250	04/30/30	439,803
850,000	Citizens Financial Group, Inc	2.638	09/30/32	749,774
500,000	Comerica Bank	2.500	07/23/24	494,156
200,000	Comerica Bank	4.000	07/27/25	203,824
625,000	Comerica, Inc	3.700	07/31/23	633,294
550,000	Comerica, Inc	4.000	02/01/29	569,809
2,000,000	Cooperatieve Rabobank UA	0.375	01/12/24	1,921,996
2,050,000	Cooperatieve Rabobank UA	3.375	05/21/25	2,062,728
4

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$600,000	Cooperatieve Rabobank UA	4.375%	08/04/25	$609,757
2,700,000	Cooperatieve Rabobank UA	3.750	07/21/26	2,683,641
550,000	Cooperatieve Rabobank UA	5.250	05/24/41	676,976
400,000	Cooperatieve Rabobank UA	5.750	12/01/43	484,565
1,600,000	Cooperatieve Rabobank UA	5.250	08/04/45	1,813,996
1,300,000	Discover Bank	3.350	02/06/23	1,312,499
1,350,000	Discover Bank	4.200	08/08/23	1,372,643
1,000,000	Discover Bank	2.450	09/12/24	982,415
200,000	Discover Bank	4.250	03/13/26	205,539
1,125,000	Discover Bank	3.450	07/27/26	1,118,467
300,000	Discover Bank	4.682	08/09/28	304,216
350,000	Discover Bank	4.650	09/13/28	363,325
325,000	Discover Bank	2.700	02/06/30	297,471
450,000	Fifth Third Bancorp	4.300	01/16/24	459,888
675,000	Fifth Third Bancorp	3.650	01/25/24	683,321
1,000,000	Fifth Third Bancorp	2.375	01/28/25	977,269
300,000	Fifth Third Bancorp	2.550	05/05/27	289,849
1,000,000	Fifth Third Bancorp	1.707	11/01/27	925,320
500,000	Fifth Third Bancorp	3.950	03/14/28	511,524
140,000	Fifth Third Bancorp	8.250	03/01/38	206,830
300,000	Fifth Third Bank	3.950	07/28/25	308,263
2,400,000	Fifth Third Bank	3.850	03/15/26	2,436,465
1,000,000	Fifth Third Bank	2.250	02/01/27	962,277
500,000	First Citizens BancShares, Inc	3.375	03/15/30	487,346
500,000	First Horizon Bank	5.750	05/01/30	565,283
500,000	First Horizon National Corp	3.550	05/26/23	502,921
500,000	First Horizon National Corp	4.000	05/26/25	506,588
500,000	First Republic Bank	1.912	02/12/24	495,494
175,000	First Republic Bank	4.375	08/01/46	180,677
550,000	FNB Corp	2.200	02/24/23	546,716
33,000	HSBC Bank USA NA	7.000	01/15/39	44,862
2,625,000	HSBC Holdings plc	4.250	03/14/24	2,663,372
2,325,000	HSBC Holdings plc	3.950	05/18/24	2,347,862
850,000	HSBC Holdings plc	0.976	05/24/25	806,940
450,000	HSBC Holdings plc	4.250	08/18/25	455,127
2,000,000	HSBC Holdings plc	2.633	11/07/25	1,950,800
1,875,000	HSBC Holdings plc	4.300	03/08/26	1,923,891
825,000	HSBC Holdings plc	1.645	04/18/26	776,293
2,475,000	HSBC Holdings plc	3.900	05/25/26	2,498,679
1,500,000	HSBC Holdings plc	2.099	06/04/26	1,426,460
1,100,000	HSBC Holdings plc	4.292	09/12/26	1,114,175
450,000	HSBC Holdings plc	4.375	11/23/26	458,190
4,000,000	HSBC Holdings plc	1.589	05/24/27	3,650,881
3,000,000	HSBC Holdings plc	2.251	11/22/27	2,795,210
3,925,000	HSBC Holdings plc	4.041	03/13/28	3,935,873
5,000,000	HSBC Holdings plc	2.013	09/22/28	4,533,703
2,775,000	HSBC Holdings plc	4.583	06/19/29	2,855,204
1,600,000	HSBC Holdings plc	2.206	08/17/29	1,439,145
4,000,000	HSBC Holdings plc	3.973	05/22/30	4,001,619
3,000,000	HSBC Holdings plc	2.848	06/04/31	2,772,693
750,000	HSBC Holdings plc	2.357	08/18/31	665,184
3,350,000	HSBC Holdings plc	2.804	05/24/32	3,043,942
3,500,000	HSBC Holdings plc	2.871	11/22/32	3,181,524
1,500,000	HSBC Holdings plc	4.762	03/29/33	1,541,517
300,000	HSBC Holdings plc	6.500	05/02/36	363,728
5

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$2,700,000		HSBC Holdings plc	6.500%	09/15/37	$3,287,687
200,000		HSBC Holdings plc	6.800	06/01/38	249,708
550,000		HSBC Holdings plc	6.100	01/14/42	695,325
1,175,000		HSBC Holdings plc	5.250	03/14/44	1,295,886
1,250,000		HSBC USA, Inc	3.500	06/23/24	1,262,108
1,000,000		Huntington Bancshares, Inc	2.625	08/06/24	990,849
500,000		Huntington Bancshares, Inc	4.000	05/15/25	509,320
1,000,000		Huntington Bancshares, Inc	2.550	02/04/30	938,679
500,000	g	Huntington Bancshares, Inc	2.487	08/15/36	435,037
375,000		Huntington National Bank	1.800	02/03/23	373,754
4,750,000		Industrial & Commercial Bank of China Ltd	3.538	11/08/27	4,795,780
1,200,000		ING Groep NV	4.100	10/02/23	1,220,208
575,000		ING Groep NV	3.550	04/09/24	582,127
1,250,000		ING Groep NV	3.950	03/29/27	1,265,439
1,500,000		ING Groep NV	1.726	04/01/27	1,383,516
500,000		ING Groep NV	4.550	10/02/28	517,002
1,325,000		ING Groep NV	4.050	04/09/29	1,343,017
475,000		ING Groep NV	2.727	04/01/32	435,629
5,000,000		Inter-American Development Bank	1.500	01/13/27	4,777,782
500,000		JPMorgan Chase & Co	3.375	05/01/23	505,424
475,000		JPMorgan Chase & Co	3.875	02/01/24	485,124
4,400,000		JPMorgan Chase & Co	3.559	04/23/24	4,440,865
1,525,000		JPMorgan Chase & Co	3.625	05/13/24	1,555,461
2,000,000		JPMorgan Chase & Co	1.514	06/01/24	1,972,942
1,575,000		JPMorgan Chase & Co	3.797	07/23/24	1,592,924
2,675,000		JPMorgan Chase & Co	3.875	09/10/24	2,732,404
975,000		JPMorgan Chase & Co	4.023	12/05/24	990,608
625,000		JPMorgan Chase & Co	3.125	01/23/25	628,226
475,000		JPMorgan Chase & Co	0.563	02/16/25	453,948
1,200,000		JPMorgan Chase & Co	3.220	03/01/25	1,204,249
2,000,000		JPMorgan Chase & Co	0.824	06/01/25	1,907,142
2,125,000		JPMorgan Chase & Co	3.900	07/15/25	2,181,117
2,000,000		JPMorgan Chase & Co	2.301	10/15/25	1,958,773
2,500,000		JPMorgan Chase & Co	2.595	02/24/26	2,451,811
2,000,000		JPMorgan Chase & Co	2.005	03/13/26	1,928,135
3,125,000		JPMorgan Chase & Co	3.300	04/01/26	3,149,761
2,000,000		JPMorgan Chase & Co	2.083	04/22/26	1,930,011
1,450,000		JPMorgan Chase & Co	3.200	06/15/26	1,457,797
1,000,000		JPMorgan Chase & Co	2.950	10/01/26	992,257
4,000,000		JPMorgan Chase & Co	1.045	11/19/26	3,693,095
1,350,000		JPMorgan Chase & Co	4.125	12/15/26	1,396,959
2,450,000		JPMorgan Chase & Co	3.960	01/29/27	2,500,748
4,000,000		JPMorgan Chase & Co	1.040	02/04/27	3,665,270
5,200,000		JPMorgan Chase & Co	1.578	04/22/27	4,843,165
5,000,000		JPMorgan Chase & Co	1.470	09/22/27	4,607,827
250,000		JPMorgan Chase & Co	4.250	10/01/27	258,128
325,000		JPMorgan Chase & Co	3.625	12/01/27	325,796
1,375,000		JPMorgan Chase & Co	3.782	02/01/28	1,392,594
2,500,000		JPMorgan Chase & Co	2.947	02/24/28	2,439,691
425,000		JPMorgan Chase & Co	3.540	05/01/28	426,112
6,000,000		JPMorgan Chase & Co	2.182	06/01/28	5,628,884
3,000,000		JPMorgan Chase & Co	2.069	06/01/29	2,764,665
2,050,000		JPMorgan Chase & Co	4.203	07/23/29	2,120,042
1,750,000		JPMorgan Chase & Co	4.452	12/05/29	1,824,135
4,500,000		JPMorgan Chase & Co	3.702	05/06/30	4,523,834
6

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$2,000,000	JPMorgan Chase & Co	2.522%	04/22/31	$1,854,038
1,425,000	JPMorgan Chase & Co	2.956	05/13/31	1,333,368
5,000,000	JPMorgan Chase & Co	1.764	11/19/31	4,310,876
2,250,000	JPMorgan Chase & Co	1.953	02/04/32	1,971,006
3,000,000	JPMorgan Chase & Co	2.580	04/22/32	2,748,459
3,000,000	JPMorgan Chase & Co	2.545	11/08/32	2,741,238
6,000,000	JPMorgan Chase & Co	2.963	01/25/33	5,656,520
958,000	JPMorgan Chase & Co	5.500	10/15/40	1,149,743
2,000,000	JPMorgan Chase & Co	3.109	04/22/41	1,807,476
4,500,000	JPMorgan Chase & Co	2.525	11/19/41	3,695,757
3,000,000	JPMorgan Chase & Co	3.157	04/22/42	2,719,705
1,000,000	JPMorgan Chase & Co	5.625	08/16/43	1,217,387
1,800,000	JPMorgan Chase & Co	4.950	06/01/45	2,036,207
2,050,000	JPMorgan Chase & Co	4.260	02/22/48	2,190,800
1,000,000	JPMorgan Chase & Co	4.032	07/24/48	1,027,839
4,500,000	JPMorgan Chase & Co	3.964	11/15/48	4,596,662
1,750,000	JPMorgan Chase & Co	3.897	01/23/49	1,770,002
2,000,000	JPMorgan Chase & Co	3.109	04/22/51	1,771,243
3,000,000	JPMorgan Chase & Co	3.328	04/22/52	2,773,082
750,000	JPMorgan Chase & Co	6.000	N/A‡	759,375
3,000,000	KeyBank NA	0.423	01/03/24	2,955,873
1,000,000	KeyBank NA	0.433	06/14/24	976,170
750,000	KeyBank NA	3.300	06/01/25	753,796
300,000	KeyBank NA	3.400	05/20/26	298,888
250,000	KeyBank NA	3.900	04/13/29	253,754
200,000	KeyCorp	4.150	10/29/25	205,780
850,000	KeyCorp	2.250	04/06/27	802,475
500,000	KeyCorp	4.100	04/30/28	513,224
1,000,000	KeyCorp	2.550	10/01/29	945,516
1,800,000	Lloyds Banking Group plc	3.900	03/12/24	1,827,487
2,750,000	Lloyds Banking Group plc	4.500	11/04/24	2,809,962
1,375,000	Lloyds Banking Group plc	4.450	05/08/25	1,409,099
325,000	Lloyds Banking Group plc	4.582	12/10/25	331,688
1,000,000	Lloyds Banking Group plc	2.438	02/05/26	964,294
225,000	Lloyds Banking Group plc	4.650	03/24/26	230,178
500,000	Lloyds Banking Group plc	3.750	01/11/27	498,636
2,000,000	Lloyds Banking Group plc	1.627	05/11/27	1,833,903
2,700,000	Lloyds Banking Group plc	4.375	03/22/28	2,759,062
700,000	Lloyds Banking Group plc	4.550	08/16/28	721,872
1,825,000	Lloyds Banking Group plc	3.574	11/07/28	1,782,664
1,550,000	Lloyds Banking Group plc	4.344	01/09/48	1,507,473
300,000	M&T Bank Corp	3.550	07/26/23	303,361
1,100,000	Manufacturers & Traders Trust Co	2.900	02/06/25	1,091,383
1,925,000	Mitsubishi UFJ Financial Group, Inc	3.455	03/02/23	1,945,122
1,175,000	Mitsubishi UFJ Financial Group, Inc	3.761	07/26/23	1,193,052
1,000,000	Mitsubishi UFJ Financial Group, Inc	2.801	07/18/24	993,821
1,000,000	Mitsubishi UFJ Financial Group, Inc	0.848	09/15/24	969,158
2,000,000	Mitsubishi UFJ Financial Group, Inc	2.193	02/25/25	1,933,588
1,625,000	Mitsubishi UFJ Financial Group, Inc	3.777	03/02/25	1,651,832
2,500,000	Mitsubishi UFJ Financial Group, Inc	1.412	07/17/25	2,342,117
3,000,000	Mitsubishi UFJ Financial Group, Inc	0.953	07/19/25	2,843,592
750,000	Mitsubishi UFJ Financial Group, Inc	0.962	10/11/25	706,913
207,000	Mitsubishi UFJ Financial Group, Inc	3.850	03/01/26	209,668
225,000	Mitsubishi UFJ Financial Group, Inc	2.757	09/13/26	218,374
650,000	Mitsubishi UFJ Financial Group, Inc	3.677	02/22/27	656,982
7

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$4,000,000		Mitsubishi UFJ Financial Group, Inc	1.538%	07/20/27	$3,671,479
700,000		Mitsubishi UFJ Financial Group, Inc	3.287	07/25/27	693,616
750,000		Mitsubishi UFJ Financial Group, Inc	1.640	10/13/27	689,465
1,000,000		Mitsubishi UFJ Financial Group, Inc	2.341	01/19/28	944,485
1,000,000		Mitsubishi UFJ Financial Group, Inc	3.961	03/02/28	1,014,467
300,000		Mitsubishi UFJ Financial Group, Inc	4.050	09/11/28	306,723
1,250,000		Mitsubishi UFJ Financial Group, Inc	3.741	03/07/29	1,261,553
1,000,000		Mitsubishi UFJ Financial Group, Inc	3.195	07/18/29	970,558
1,500,000		Mitsubishi UFJ Financial Group, Inc	2.559	02/25/30	1,389,737
1,250,000		Mitsubishi UFJ Financial Group, Inc	2.048	07/17/30	1,106,658
1,700,000		Mitsubishi UFJ Financial Group, Inc	2.309	07/20/32	1,522,025
500,000		Mitsubishi UFJ Financial Group, Inc	2.494	10/13/32	449,823
1,000,000		Mitsubishi UFJ Financial Group, Inc	2.852	01/19/33	931,797
300,000		Mitsubishi UFJ Financial Group, Inc	4.286	07/26/38	313,555
500,000		Mitsubishi UFJ Financial Group, Inc	4.153	03/07/39	516,436
1,425,000		Mitsubishi UFJ Financial Group, Inc	3.751	07/18/39	1,399,537
700,000		Mizuho Financial Group, Inc	3.549	03/05/23	708,050
1,750,000		Mizuho Financial Group, Inc	1.241	07/10/24	1,712,626
2,000,000		Mizuho Financial Group, Inc	0.849	09/08/24	1,938,699
500,000		Mizuho Financial Group, Inc	2.555	09/13/25	489,731
500,000		Mizuho Financial Group, Inc	2.226	05/25/26	479,316
200,000		Mizuho Financial Group, Inc	3.663	02/28/27	200,856
1,000,000		Mizuho Financial Group, Inc	1.234	05/22/27	909,662
1,000,000		Mizuho Financial Group, Inc	1.554	07/09/27	917,886
600,000		Mizuho Financial Group, Inc	3.170	09/11/27	590,639
725,000		Mizuho Financial Group, Inc	4.018	03/05/28	736,016
625,000		Mizuho Financial Group, Inc	4.254	09/11/29	640,873
1,000,000		Mizuho Financial Group, Inc	3.261	05/22/30	969,547
1,000,000		Mizuho Financial Group, Inc	3.153	07/16/30	962,912
500,000		Mizuho Financial Group, Inc	2.869	09/13/30	471,774
500,000		Mizuho Financial Group, Inc	2.591	05/25/31	457,706
1,000,000		Mizuho Financial Group, Inc	2.201	07/10/31	888,103
1,000,000		Mizuho Financial Group, Inc	1.979	09/08/31	874,260
700,000		Mizuho Financial Group, Inc	2.564	09/13/31	611,803
1,000,000		Mizuho Financial Group, Inc	2.172	05/22/32	876,841
1,000,000	e	Mizuho Financial Group, Inc	2.260	07/09/32	882,645
625,000		National Australia Bank Ltd	3.000	01/20/23	630,220
500,000		National Australia Bank Ltd	2.875	04/12/23	503,038
300,000		National Australia Bank Ltd	3.375	01/14/26	304,103
750,000		National Australia Bank Ltd	2.500	07/12/26	732,893
1,000,000		National Bank of Canada	2.100	02/01/23	999,773
1,000,000		National Bank of Canada	0.750	08/06/24	947,909
1,150,000		National Bank of Canada	0.550	11/15/24	1,106,446
800,000		Natwest Group plc	1.642	06/14/27	731,374
800,000		Natwest Group plc	3.032	11/28/35	709,747
1,275,000		NatWest Group plc	3.875	09/12/23	1,288,056
1,100,000		NatWest Group plc	2.359	05/22/24	1,091,064
300,000		People’s United Bank NA	4.000	07/15/24	303,739
100,000		People’s United Financial, Inc	3.650	12/06/22	100,655
250,000		PNC Bank NA	3.800	07/25/23	254,134
600,000		PNC Bank NA	2.950	02/23/25	600,415
550,000		PNC Bank NA	3.250	06/01/25	555,560
500,000		PNC Bank NA	3.100	10/25/27	499,053
500,000		PNC Bank NA	3.250	01/22/28	498,840
903,000		PNC Bank NA	4.050	07/26/28	927,307
8

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$475,000	PNC Bank NA	2.700%	10/22/29	$456,061
500,000	PNC Financial Services Group, Inc	3.500	01/23/24	507,050
300,000	PNC Financial Services Group, Inc	3.900	04/29/24	306,901
500,000	PNC Financial Services Group, Inc	2.200	11/01/24	494,197
1,500,000	PNC Financial Services Group, Inc	2.600	07/23/26	1,477,692
3,000,000	PNC Financial Services Group, Inc	1.150	08/13/26	2,772,828
300,000	PNC Financial Services Group, Inc	3.150	05/19/27	300,500
1,575,000	PNC Financial Services Group, Inc	3.450	04/23/29	1,601,135
2,000,000	PNC Financial Services Group, Inc	2.550	01/22/30	1,908,857
1,500,000	PNC Financial Services Group, Inc	2.307	04/23/32	1,376,446
300,000	Regions Bank	6.450	06/26/37	372,379
225,000	Regions Financial Corp	2.250	05/18/25	218,963
1,000,000	Regions Financial Corp	1.800	08/12/28	892,776
500,000	Royal Bank of Canada	1.600	04/17/23	497,480
850,000	Royal Bank of Canada	3.700	10/05/23	865,491
1,000,000	Royal Bank of Canada	0.500	10/26/23	968,999
1,000,000	Royal Bank of Canada	0.425	01/19/24	965,058
1,000,000	Royal Bank of Canada	2.550	07/16/24	995,472
750,000	Royal Bank of Canada	2.250	11/01/24	739,479
2,000,000	Royal Bank of Canada	1.150	06/10/25	1,887,481
1,000,000	Royal Bank of Canada	0.875	01/20/26	919,250
1,000,000	Royal Bank of Canada	4.650	01/27/26	1,042,320
2,000,000	Royal Bank of Canada	1.200	04/27/26	1,850,939
2,000,000	Royal Bank of Canada	1.150	07/14/26	1,833,309
1,500,000	Royal Bank of Canada	1.400	11/02/26	1,381,737
1,600,000	Royal Bank of Canada	2.300	11/03/31	1,454,714
700,000	Royal Bank of Scotland Group plc	4.519	06/25/24	710,542
750,000	Royal Bank of Scotland Group plc	4.269	03/22/25	758,699
750,000	Royal Bank of Scotland Group plc	4.800	04/05/26	775,357
300,000	Royal Bank of Scotland Group plc	3.073	05/22/28	287,965
1,000,000	Royal Bank of Scotland Group plc	4.892	05/18/29	1,039,475
750,000	Royal Bank of Scotland Group plc	3.754	11/01/29	744,058
3,000,000	Royal Bank of Scotland Group plc	5.076	01/27/30	3,194,303
1,500,000	Royal Bank of Scotland Group plc	4.445	05/08/30	1,538,618
375,000	Santander Holdings USA, Inc	3.500	06/07/24	376,014
1,000,000	Santander Holdings USA, Inc	3.450	06/02/25	992,771
775,000	Santander Holdings USA, Inc	4.500	07/17/25	792,107
1,850,000	Santander Holdings USA, Inc	3.244	10/05/26	1,803,356
650,000	Santander Holdings USA, Inc	4.400	07/13/27	661,103
2,000,000	Santander Holdings USA, Inc	2.490	01/06/28	1,866,001
775,000	Santander UK Group Holdings plc	3.373	01/05/24	777,358
725,000	Santander UK Group Holdings plc	4.796	11/15/24	741,466
1,000,000	Santander UK Group Holdings plc	1.532	08/21/26	919,237
1,000,000	Santander UK Group Holdings plc	1.673	06/14/27	909,823
500,000	Santander UK Group Holdings plc	3.823	11/03/28	491,656
1,500,000	Santander UK Group Holdings plc	2.896	03/15/32	1,357,134
775,000	Santander UK plc	4.000	03/13/24	791,049
1,000,000	State Street Corp	2.203	02/07/28	958,230
1,000,000	State Street Corp	2.623	02/07/33	940,979
800,000	Sumitomo Mitsui Banking Corp	3.000	01/18/23	805,684
300,000	Sumitomo Mitsui Banking Corp	3.950	01/10/24	306,351
500,000	Sumitomo Mitsui Banking Corp	3.400	07/11/24	504,877
250,000	Sumitomo Mitsui Banking Corp	3.650	07/23/25	252,261
1,725,000	Sumitomo Mitsui Financial Group, Inc	3.102	01/17/23	1,739,559
900,000	Sumitomo Mitsui Financial Group, Inc	3.748	07/19/23	913,226
9

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,000,000		Sumitomo Mitsui Financial Group, Inc	0.508%	01/12/24	$961,591
1,000,000		Sumitomo Mitsui Financial Group, Inc	2.448	09/27/24	982,345
1,000,000		Sumitomo Mitsui Financial Group, Inc	0.948	01/12/26	914,332
1,300,000		Sumitomo Mitsui Financial Group, Inc	3.784	03/09/26	1,314,699
1,000,000		Sumitomo Mitsui Financial Group, Inc	1.402	09/17/26	912,272
700,000		Sumitomo Mitsui Financial Group, Inc	3.010	10/19/26	685,888
725,000		Sumitomo Mitsui Financial Group, Inc	3.446	01/11/27	723,591
1,000,000	e	Sumitomo Mitsui Financial Group, Inc	2.174	01/14/27	945,086
775,000		Sumitomo Mitsui Financial Group, Inc	3.364	07/12/27	770,169
500,000		Sumitomo Mitsui Financial Group, Inc	3.352	10/18/27	495,357
675,000		Sumitomo Mitsui Financial Group, Inc	3.544	01/17/28	669,680
750,000		Sumitomo Mitsui Financial Group, Inc	3.944	07/19/28	762,438
1,500,000		Sumitomo Mitsui Financial Group, Inc	1.902	09/17/28	1,342,367
500,000		Sumitomo Mitsui Financial Group, Inc	4.306	10/16/28	515,862
1,500,000		Sumitomo Mitsui Financial Group, Inc	2.472	01/14/29	1,395,038
1,500,000		Sumitomo Mitsui Financial Group, Inc	3.040	07/16/29	1,442,504
500,000		Sumitomo Mitsui Financial Group, Inc	3.202	09/17/29	479,257
1,000,000		Sumitomo Mitsui Financial Group, Inc	2.724	09/27/29	938,753
1,500,000		Sumitomo Mitsui Financial Group, Inc	2.750	01/15/30	1,407,396
1,500,000		Sumitomo Mitsui Financial Group, Inc	2.130	07/08/30	1,341,242
1,000,000		Sumitomo Mitsui Financial Group, Inc	2.142	09/23/30	876,768
1,000,000		Sumitomo Mitsui Financial Group, Inc	1.710	01/12/31	855,242
1,500,000		Sumitomo Mitsui Financial Group, Inc	2.222	09/17/31	1,327,040
1,500,000		Sumitomo Mitsui Financial Group, Inc	2.296	01/12/41	1,203,022
1,000,000		Sumitomo Mitsui Financial Group, Inc	2.930	09/17/41	852,650
1,500,000		Sumitomo Mitsui Financial Group, Inc	3.050	01/14/42	1,342,848
1,000,000		SVB Financial Group	1.800	10/28/26	929,167
750,000		SVB Financial Group	2.100	05/15/28	683,538
300,000		SVB Financial Group	3.125	06/05/30	288,395
875,000		SVB Financial Group	1.800	02/02/31	753,418
889,000		Svenska Handelsbanken AB	3.900	11/20/23	907,748
500,000		Toronto-Dominion Bank	3.500	07/19/23	508,201
1,525,000		Toronto-Dominion Bank	3.250	03/11/24	1,543,244
1,250,000		Toronto-Dominion Bank	2.650	06/12/24	1,248,368
1,000,000		Toronto-Dominion Bank	1.150	06/12/25	943,761
1,000,000		Toronto-Dominion Bank	0.750	09/11/25	921,705
2,000,000		Toronto-Dominion Bank	0.750	01/06/26	1,831,996
2,000,000		Toronto-Dominion Bank	1.200	06/03/26	1,844,668
1,500,000		Toronto-Dominion Bank	1.250	09/10/26	1,379,098
1,500,000		Toronto-Dominion Bank	2.000	09/10/31	1,328,906
1,000,000		Toronto-Dominion Bank	3.625	09/15/31	1,003,748
500,000		Truist Bank	3.000	02/02/23	503,333
1,000,000		Truist Bank	3.200	04/01/24	1,011,473
500,000		Truist Bank	3.689	08/02/24	506,513
750,000		Truist Bank	2.150	12/06/24	738,042
1,000,000		Truist Bank	1.500	03/10/25	961,110
500,000		Truist Bank	3.625	09/16/25	506,064
200,000		Truist Bank	4.050	11/03/25	206,264
375,000		Truist Bank	3.300	05/15/26	377,793
500,000		Truist Bank	3.800	10/30/26	511,930
750,000		Truist Bank	2.636	09/17/29	737,636
475,000		Truist Bank	2.250	03/11/30	435,384
775,000		Truist Financial Corp	3.750	12/06/23	789,558
1,000,000		Truist Financial Corp	2.500	08/01/24	993,478
825,000		Truist Financial Corp	2.850	10/26/24	824,388
10

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$900,000	Truist Financial Corp	4.000%	05/01/25	$923,544
975,000	Truist Financial Corp	3.700	06/05/25	990,912
750,000	Truist Financial Corp	1.200	08/05/25	706,152
1,300,000	Truist Financial Corp	1.267	03/02/27	1,203,833
1,000,000	Truist Financial Corp	1.125	08/03/27	897,972
500,000	Truist Financial Corp	3.875	03/19/29	509,448
2,000,000	Truist Financial Corp	1.887	06/07/29	1,817,855
750,000	Truist Financial Corp	1.950	06/05/30	677,041
125,000	US Bancorp	3.700	01/30/24	127,715
1,225,000	US Bancorp	3.375	02/05/24	1,241,844
2,225,000	US Bancorp	3.600	09/11/24	2,261,510
125,000	US Bancorp	3.950	11/17/25	129,157
750,000	US Bancorp	3.100	04/27/26	749,880
700,000	US Bancorp	2.375	07/22/26	682,554
1,175,000	US Bancorp	3.150	04/27/27	1,183,100
750,000	US Bancorp	3.900	04/26/28	769,964
600,000	US Bancorp	3.000	07/30/29	587,990
2,500,000	US Bancorp	1.375	07/22/30	2,163,794
1,250,000	US Bank NA	3.400	07/24/23	1,266,714
750,000	US Bank NA	2.800	01/27/25	749,351
1,000,000	Valley National Bancorp	3.000	06/15/31	955,664
125,000	Wachovia Corp	5.500	08/01/35	140,661
200,000	Webster Financial Corp	4.100	03/25/29	203,810
800,000	Wells Fargo & Co	4.125	08/15/23	817,819
334,000	Wells Fargo & Co	4.480	01/16/24	343,950
1,350,000	Wells Fargo & Co	3.750	01/24/24	1,374,656
825,000	Wells Fargo & Co	1.654	06/02/24	815,099
2,700,000	Wells Fargo & Co	3.300	09/09/24	2,728,651
4,100,000	Wells Fargo & Co	3.000	02/19/25	4,092,163
1,125,000	Wells Fargo & Co	3.550	09/29/25	1,139,561
2,000,000	Wells Fargo & Co	2.406	10/30/25	1,957,859
1,500,000	Wells Fargo & Co	2.164	02/11/26	1,450,903
3,350,000	Wells Fargo & Co	3.000	04/22/26	3,317,458
1,000,000	Wells Fargo & Co	2.188	04/30/26	964,643
1,250,000	Wells Fargo & Co	4.100	06/03/26	1,281,391
2,575,000	Wells Fargo & Co	3.000	10/23/26	2,539,181
1,500,000	Wells Fargo & Co	3.196	06/17/27	1,480,245
1,200,000	Wells Fargo & Co	4.300	07/22/27	1,246,026
1,300,000	Wells Fargo & Co	3.526	03/24/28	1,297,389
3,625,000	Wells Fargo & Co	3.584	05/22/28	3,619,107
5,000,000	Wells Fargo & Co	2.393	06/02/28	4,728,001
6,175,000	Wells Fargo & Co	4.150	01/24/29	6,405,026
3,950,000	Wells Fargo & Co	2.879	10/30/30	3,754,232
3,000,000	Wells Fargo & Co	2.572	02/11/31	2,787,058
5,000,000	Wells Fargo & Co	4.478	04/04/31	5,294,500
6,000,000	Wells Fargo & Co	3.350	03/02/33	5,831,056
7,025,000	Wells Fargo & Co	3.068	04/30/41	6,315,300
1,050,000	Wells Fargo & Co	5.375	11/02/43	1,217,817
1,468,000	Wells Fargo & Co	5.606	01/15/44	1,747,309
475,000	Wells Fargo & Co	4.650	11/04/44	504,976
1,500,000	Wells Fargo & Co	3.900	05/01/45	1,499,688
950,000	Wells Fargo & Co	4.900	11/17/45	1,048,471
3,250,000	Wells Fargo & Co	4.400	06/14/46	3,369,441
1,975,000	Wells Fargo & Co	4.750	12/07/46	2,147,192
1,500,000	Wells Fargo & Co	5.013	04/04/51	1,780,156
11

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$250,000		Wells Fargo Bank NA	6.600%	01/15/38	$327,415
1,000,000		Western Alliance Bancorp	3.000	06/15/31	951,590
300,000		Westpac Banking Corp	2.750	01/11/23	301,850
750,000		Westpac Banking Corp	3.300	02/26/24	759,993
2,000,000		Westpac Banking Corp	2.350	02/19/25	1,964,869
1,000,000		Westpac Banking Corp	2.850	05/13/26	992,624
2,000,000		Westpac Banking Corp	1.150	06/03/26	1,849,730
675,000		Westpac Banking Corp	2.700	08/19/26	663,136
850,000		Westpac Banking Corp	3.350	03/08/27	857,032
725,000		Westpac Banking Corp	3.400	01/25/28	729,735
2,000,000		Westpac Banking Corp	1.953	11/20/28	1,842,124
1,000,000		Westpac Banking Corp	2.894	02/04/30	964,203
1,500,000	e	Westpac Banking Corp	2.150	06/03/31	1,358,348
950,000		Westpac Banking Corp	4.322	11/23/31	955,450
600,000		Westpac Banking Corp	4.110	07/24/34	591,402
2,350,000		Westpac Banking Corp	2.668	11/15/35	2,052,227
500,000		Westpac Banking Corp	3.020	11/18/36	444,274
900,000		Westpac Banking Corp	4.421	07/24/39	919,866
225,000		Westpac Banking Corp	2.963	11/16/40	189,074
600,000		Westpac Banking Corp	3.133	11/18/41	514,917
400,000		Zions Bancorp NA	3.250	10/29/29	382,254
		TOTAL BANKS			859,640,123

CAPITAL GOODS - 1.3%
600,000		3M Co	3.250	02/14/24	607,846
1,000,000	e	3M Co	2.000	02/14/25	978,649
1,200,000		3M Co	3.000	08/07/25	1,204,435
675,000		3M Co	2.875	10/15/27	664,388
925,000		3M Co	3.625	09/14/28	946,676
500,000	e	3M Co	3.375	03/01/29	508,425
1,000,000		3M Co	2.375	08/26/29	950,975
200,000		3M Co	3.125	09/19/46	179,762
300,000		3M Co	3.625	10/15/47	295,702
1,150,000		3M Co	4.000	09/14/48	1,219,827
875,000	e	3M Co	3.250	08/26/49	816,437
820,000		3M Co	3.700	04/15/50	827,675
1,000,000		Acuity Brands Lighting, Inc	2.150	12/15/30	878,009
575,000		Air Lease Corp	2.250	01/15/23	575,209
200,000		Air Lease Corp	2.750	01/15/23	200,580
750,000		Air Lease Corp	3.875	07/03/23	757,561
2,000,000		Air Lease Corp	0.700	02/15/24	1,910,601
750,000		Air Lease Corp	2.300	02/01/25	721,403
750,000		Air Lease Corp	3.375	07/01/25	739,190
1,000,000		Air Lease Corp	2.875	01/15/26	965,174
1,000,000		Air Lease Corp	3.750	06/01/26	994,112
1,500,000		Air Lease Corp	1.875	08/15/26	1,381,815
500,000		Air Lease Corp	3.625	04/01/27	490,850
200,000		Air Lease Corp	3.625	12/01/27	194,566
2,000,000		Air Lease Corp	2.100	09/01/28	1,748,802
300,000		Air Lease Corp	4.625	10/01/28	305,485
500,000		Air Lease Corp	3.250	10/01/29	472,049
750,000		Air Lease Corp	3.000	02/01/30	690,789
500,000		Air Lease Corp	3.125	12/01/30	462,260
200,000		Aircastle Ltd	4.400	09/25/23	200,784
1,000,000		Aircastle Ltd	4.125	05/01/24	998,351
12

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$500,000	Aircastle Ltd	4.250%	06/15/26	$491,904
500,000	Allegion plc	3.500	10/01/29	483,924
750,000	Boeing Co	2.800	03/01/23	753,704
2,100,000	Boeing Co	4.508	05/01/23	2,135,619
1,500,000	Boeing Co	1.950	02/01/24	1,466,546
4,000,000	Boeing Co	1.433	02/04/24	3,868,836
300,000	Boeing Co	2.800	03/01/24	299,631
5,700,000	Boeing Co	4.875	05/01/25	5,880,518
400,000	Boeing Co	2.600	10/30/25	387,802
2,000,000	Boeing Co	2.750	02/01/26	1,937,980
3,000,000	Boeing Co	2.196	02/04/26	2,836,249
300,000	Boeing Co	3.100	05/01/26	294,753
200,000	Boeing Co	2.250	06/15/26	189,042
500,000	Boeing Co	2.700	02/01/27	479,572
250,000	Boeing Co	2.800	03/01/27	239,113
1,900,000	Boeing Co	5.040	05/01/27	2,000,724
1,500,000	Boeing Co	3.250	02/01/28	1,444,940
500,000	Boeing Co	3.250	03/01/28	480,182
125,000	Boeing Co	3.450	11/01/28	120,186
600,000	Boeing Co	3.200	03/01/29	571,757
750,000	Boeing Co	2.950	02/01/30	694,921
1,600,000	Boeing Co	5.150	05/01/30	1,706,333
1,000,000	Boeing Co	3.625	02/01/31	973,345
300,000	Boeing Co	3.600	05/01/34	279,820
425,000	Boeing Co	3.250	02/01/35	379,482
500,000	Boeing Co	3.550	03/01/38	439,463
600,000	Boeing Co	3.500	03/01/39	516,409
350,000	Boeing Co	5.875	02/15/40	389,272
2,000,000	Boeing Co	5.705	05/01/40	2,234,901
300,000	Boeing Co	3.375	06/15/46	245,971
250,000	Boeing Co	3.650	03/01/47	211,946
100,000	Boeing Co	3.625	03/01/48	84,861
100,000	Boeing Co	3.850	11/01/48	87,677
5,000,000	Boeing Co	5.805	05/01/50	5,773,685
125,000	Boeing Co	3.825	03/01/59	102,663
750,000	Boeing Co	3.950	08/01/59	649,729
4,500,000	Boeing Co	5.930	05/01/60	5,195,638
500,000	Brunswick Corp	4.400	09/15/32	494,320
500,000	Brunswick Corp	5.100	04/01/52	476,885
100,000	Carlisle Cos, Inc	3.750	11/15/22	100,559
200,000	Carlisle Cos, Inc	3.500	12/01/24	201,658
500,000	Carlisle Cos, Inc	3.750	12/01/27	507,549
1,000,000	Carlisle Cos, Inc	2.750	03/01/30	931,897
2,000,000	Carlisle Cos, Inc	2.200	03/01/32	1,742,431
444,000	Carrier Global Corp	2.493	02/15/27	423,092
1,100,000	Carrier Global Corp	2.722	02/15/30	1,033,870
150,000	Carrier Global Corp	2.700	02/15/31	139,973
2,000,000	Carrier Global Corp	3.377	04/05/40	1,817,926
900,000	Carrier Global Corp	3.577	04/05/50	823,545
1,000,000	Caterpillar Financial Services Corp	0.450	09/14/23	974,761
1,000,000	Caterpillar Financial Services Corp	2.850	05/17/24	1,008,510
1,000,000	Caterpillar Financial Services Corp	1.450	05/15/25	959,138
1,000,000	Caterpillar Financial Services Corp	0.800	11/13/25	929,571
3,000,000	Caterpillar Financial Services Corp	0.900	03/02/26	2,789,303
500,000	Caterpillar Financial Services Corp	2.400	08/09/26	490,046
13

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$2,000,000		Caterpillar Financial Services Corp	1.150%	09/14/26	$1,854,782
1,000,000		Caterpillar Financial Services Corp	1.700	01/08/27	941,548
1,000,000		Caterpillar Financial Services Corp	1.100	09/14/27	907,792
2,775,000		Caterpillar, Inc	3.400	05/15/24	2,821,235
500,000		Caterpillar, Inc	2.600	09/19/29	485,714
1,500,000		Caterpillar, Inc	2.600	04/09/30	1,462,807
1,000,000	e	Caterpillar, Inc	1.900	03/12/31	913,286
225,000		Caterpillar, Inc	5.200	05/27/41	271,453
2,363,000		Caterpillar, Inc	3.803	08/15/42	2,438,395
300,000		Caterpillar, Inc	4.300	05/15/44	326,510
750,000		Caterpillar, Inc	3.250	09/19/49	728,145
750,000		Caterpillar, Inc	3.250	04/09/50	729,617
225,000		CNH Industrial Capital LLC	1.950	07/02/23	222,675
300,000		CNH Industrial Capital LLC	4.200	01/15/24	305,956
1,000,000		CNH Industrial Capital LLC	1.875	01/15/26	946,716
1,000,000		CNH Industrial Capital LLC	1.450	07/15/26	918,199
500,000		CNH Industrial NV	3.850	11/15/27	501,851
200,000		Crane Co	4.200	03/15/48	200,029
200,000		Cummins, Inc	3.650	10/01/23	202,784
500,000		Cummins, Inc	0.750	09/01/25	464,688
1,000,000		Cummins, Inc	1.500	09/01/30	867,166
200,000		Cummins, Inc	4.875	10/01/43	222,544
750,000		Cummins, Inc	2.600	09/01/50	600,791
218,000		Deere & Co	5.375	10/16/29	250,864
500,000		Deere & Co	2.875	09/07/49	458,171
1,000,000	e	Deere & Co	3.750	04/15/50	1,057,070
825,000		Dover Corp	3.150	11/15/25	821,994
100,000		Dover Corp	2.950	11/04/29	97,100
100,000		Dover Corp	5.375	03/01/41	113,616
200,000		Eaton Corp	3.103	09/15/27	200,295
150,000		Eaton Corp	4.000	11/02/32	157,297
925,000		Eaton Corp	4.150	11/02/42	961,412
200,000		Eaton Corp	3.915	09/15/47	201,357
200,000		Emerson Electric Co	3.150	06/01/25	201,833
1,000,000		Emerson Electric Co	0.875	10/15/26	918,190
500,000		Emerson Electric Co	1.800	10/15/27	469,155
500,000		Emerson Electric Co	2.000	12/21/28	467,178
750,000		Emerson Electric Co	1.950	10/15/30	678,843
500,000		Emerson Electric Co	2.200	12/21/31	461,140
200,000		Emerson Electric Co	5.250	11/15/39	231,251
500,000		Emerson Electric Co	2.750	10/15/50	423,318
500,000		Emerson Electric Co	2.800	12/21/51	427,918
500,000		Flowserve Corp	3.500	10/01/30	473,528
1,000,000		Flowserve Corp	2.800	01/15/32	884,458
875,000		Fortive Corp	3.150	06/15/26	871,280
250,000		Fortive Corp	4.300	06/15/46	260,942
600,000		Fortune Brands Home & Security, Inc	4.000	09/21/23	611,762
200,000		Fortune Brands Home & Security, Inc	4.000	06/15/25	203,485
1,000,000		Fortune Brands Home & Security, Inc	3.250	09/15/29	962,308
200,000		GATX Corp	4.350	02/15/24	204,344
500,000		GATX Corp	3.250	09/15/26	494,605
200,000		GATX Corp	3.500	03/15/28	198,859
200,000		GATX Corp	4.550	11/07/28	209,912
425,000		GATX Corp	4.700	04/01/29	450,419
500,000		GATX Corp	4.000	06/30/30	506,869
14

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,000,000		GATX Corp	1.900%	06/01/31	$852,108
225,000		GATX Corp	5.200	03/15/44	245,713
1,000,000		GATX Corp	3.100	06/01/51	830,653
300,000		General Dynamics Corp	1.875	08/15/23	297,985
1,200,000		General Dynamics Corp	2.375	11/15/24	1,194,985
975,000		General Dynamics Corp	3.500	05/15/25	992,260
3,000,000		General Dynamics Corp	1.150	06/01/26	2,790,689
750,000		General Dynamics Corp	3.750	05/15/28	769,798
900,000	e	General Dynamics Corp	2.250	06/01/31	840,173
2,000,000		General Dynamics Corp	2.850	06/01/41	1,814,745
225,000		General Dynamics Corp	3.600	11/15/42	224,020
1,950,000		General Dynamics Corp	4.250	04/01/50	2,194,463
594,000		General Electric Co	6.750	03/15/32	748,288
500,000		Honeywell International, Inc	3.350	12/01/23	507,200
2,300,000		Honeywell International, Inc	1.350	06/01/25	2,215,445
1,700,000		Honeywell International, Inc	2.500	11/01/26	1,676,924
2,000,000		Honeywell International, Inc	1.100	03/01/27	1,840,078
950,000		Honeywell International, Inc	1.950	06/01/30	877,163
2,000,000		Honeywell International, Inc	1.750	09/01/31	1,781,103
782,000		Honeywell International, Inc	3.812	11/21/47	842,045
575,000	e	Honeywell International, Inc	2.800	06/01/50	530,735
200,000		Hubbell, Inc	3.350	03/01/26	200,775
500,000		Hubbell, Inc	3.150	08/15/27	495,077
200,000		Hubbell, Inc	3.500	02/15/28	199,919
1,000,000		Hubbell, Inc	2.300	03/15/31	909,479
1,000,000	g	Huntington Ingalls Industries, Inc	0.670	08/16/23	970,211
500,000		Huntington Ingalls Industries, Inc	3.844	05/01/25	505,341
400,000		Huntington Ingalls Industries, Inc	3.483	12/01/27	393,808
700,000	g	Huntington Ingalls Industries, Inc	2.043	08/16/28	632,788
500,000		Huntington Ingalls Industries, Inc	4.200	05/01/30	520,024
500,000		IDEX Corp	3.000	05/01/30	472,402
1,000,000		IDEX Corp	2.625	06/15/31	909,097
1,000,000		Illinois Tool Works, Inc	2.650	11/15/26	988,878
200,000		Illinois Tool Works, Inc	4.875	09/15/41	232,257
1,000,000		Illinois Tool Works, Inc	3.900	09/01/42	1,024,853
300,000		Ingersoll-Rand Global Holding Co Ltd	4.250	06/15/23	305,388
400,000		Ingersoll-Rand Global Holding Co Ltd	3.750	08/21/28	400,031
200,000		Ingersoll-Rand Global Holding Co Ltd	5.750	06/15/43	244,792
450,000		Ingersoll-Rand Global Holding Co Ltd	4.300	02/21/48	467,762
600,000		Ingersoll-Rand Luxembourg Finance S.A.	3.550	11/01/24	605,999
100,000		Ingersoll-Rand Luxembourg Finance S.A.	3.500	03/21/26	100,432
1,000,000		Ingersoll-Rand Luxembourg Finance S.A.	3.800	03/21/29	1,016,424
300,000		Ingersoll-Rand Luxembourg Finance S.A.	4.500	03/21/49	319,561
250,000		John Deere Capital Corp	1.200	04/06/23	247,921
1,000,000		John Deere Capital Corp	0.400	10/10/23	973,656
200,000		John Deere Capital Corp	3.650	10/12/23	204,001
750,000		John Deere Capital Corp	3.450	01/10/24	762,240
3,000,000		John Deere Capital Corp	0.450	06/07/24	2,857,230
850,000		John Deere Capital Corp	2.650	06/24/24	851,136
500,000		John Deere Capital Corp	2.050	01/09/25	490,458
125,000		John Deere Capital Corp	3.400	09/11/25	126,706
1,000,000		John Deere Capital Corp	0.700	01/15/26	926,776
500,000		John Deere Capital Corp	2.250	09/14/26	485,393
1,000,000		John Deere Capital Corp	1.300	10/13/26	930,421
1,500,000		John Deere Capital Corp	1.700	01/11/27	1,411,993
15

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$250,000		John Deere Capital Corp	1.750%	03/09/27	$235,517
200,000		John Deere Capital Corp	2.800	09/08/27	196,967
200,000		John Deere Capital Corp	3.050	01/06/28	198,255
2,000,000		John Deere Capital Corp	1.500	03/06/28	1,844,863
500,000		John Deere Capital Corp	2.800	07/18/29	490,869
500,000		John Deere Capital Corp	2.450	01/09/30	477,893
1,000,000	e	John Deere Capital Corp	1.450	01/15/31	873,785
2,000,000		John Deere Capital Corp	2.000	06/17/31	1,836,799
474,000		Johnson Controls International plc	3.900	02/14/26	485,278
2,325,000		Johnson Controls International plc	1.750	09/15/30	2,075,701
1,000,000		Johnson Controls International plc	2.000	09/16/31	877,805
207,000		Johnson Controls International plc	6.000	01/15/36	253,887
35,000		Johnson Controls International plc	5.125	09/14/45	39,907
300,000		Johnson Controls International plc	4.500	02/15/47	315,430
280,000		Johnson Controls International plc (Step Bond)	3.625	07/02/24	283,629
325,000		Johnson Controls International plc (Step Bond)	4.625	07/02/44	348,613
72,000		Johnson Controls International plc (Step Bond)	4.950	07/02/64	75,787
200,000		Kennametal, Inc	4.625	06/15/28	207,552
1,000,000		Kennametal, Inc	2.800	03/01/31	911,818
125,000		KLA-Tencor Corp	4.650	11/01/24	129,513
300,000		KLA-Tencor Corp	4.100	03/15/29	314,856
500,000		KLA-Tencor Corp	5.000	03/15/49	597,293
475,000		L3Harris Technologies, Inc	3.850	06/15/23	481,654
52,000		L3Harris Technologies, Inc	3.950	05/28/24	52,511
600,000		L3Harris Technologies, Inc	3.850	12/15/26	611,687
1,275,000		L3Harris Technologies, Inc	4.400	06/15/28	1,325,927
625,000		L3Harris Technologies, Inc	4.400	06/15/28	649,964
175,000		L3Harris Technologies, Inc	2.900	12/15/29	168,217
1,000,000		L3Harris Technologies, Inc	1.800	01/15/31	868,875
300,000		L3Harris Technologies, Inc	4.854	04/27/35	325,863
600,000		L3Harris Technologies, Inc	5.054	04/27/45	676,342
100,000		Legrand France S.A.	8.500	02/15/25	114,500
100,000		Lennox International, Inc	3.000	11/15/23	100,111
100,000		Lennox International, Inc	1.350	08/01/25	93,616
100,000		Lennox International, Inc	1.700	08/01/27	91,812
300,000		Lockheed Martin Corp	2.900	03/01/25	301,812
2,200,000		Lockheed Martin Corp	3.550	01/15/26	2,252,633
150,000	e	Lockheed Martin Corp	1.850	06/15/30	136,046
300,000		Lockheed Martin Corp	3.600	03/01/35	303,118
500,000		Lockheed Martin Corp	4.500	05/15/36	551,699
1,833,000		Lockheed Martin Corp	4.070	12/15/42	1,956,732
275,000		Lockheed Martin Corp	3.800	03/01/45	280,803
200,000		Lockheed Martin Corp	4.700	05/15/46	232,277
1,150,000	e	Lockheed Martin Corp	2.800	06/15/50	1,006,614
1,894,000		Lockheed Martin Corp	4.090	09/15/52	2,080,696
200,000		Masco Corp	3.500	11/15/27	199,683
200,000		Masco Corp	1.500	02/15/28	176,018
500,000		Masco Corp	2.000	10/01/30	432,899
550,000		Masco Corp	2.000	02/15/31	477,091
700,000		Masco Corp	4.500	05/15/47	722,638
1,000,000		Masco Corp	3.125	02/15/51	831,537
400,000		Northrop Grumman Corp	3.250	08/01/23	404,275
1,000,000		Northrop Grumman Corp	2.930	01/15/25	1,002,227
300,000		Northrop Grumman Corp	3.200	02/01/27	301,345
5,275,000		Northrop Grumman Corp	3.250	01/15/28	5,275,240
16

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$425,000	Northrop Grumman Corp	4.400%	05/01/30	$455,854
100,000	Northrop Grumman Corp	5.050	11/15/40	115,389
700,000	Northrop Grumman Corp	4.750	06/01/43	790,345
300,000	Northrop Grumman Corp	3.850	04/15/45	298,536
2,450,000	Northrop Grumman Corp	4.030	10/15/47	2,577,833
1,000,000	Northrop Grumman Corp	5.250	05/01/50	1,246,144
100,000	Oshkosh Corp	3.100	03/01/30	92,994
1,000,000	Otis Worldwide Corp	2.056	04/05/25	973,511
1,000,000	Otis Worldwide Corp	2.293	04/05/27	941,922
525,000	Otis Worldwide Corp	2.565	02/15/30	490,661
500,000	Otis Worldwide Corp	3.112	02/15/40	440,040
450,000	Otis Worldwide Corp	3.362	02/15/50	398,387
200,000	Parker-Hannifin Corp	2.700	06/14/24	198,415
300,000	Parker-Hannifin Corp	3.300	11/21/24	301,705
650,000	Parker-Hannifin Corp	3.250	03/01/27	649,872
1,825,000	Parker-Hannifin Corp	3.250	06/14/29	1,801,647
200,000	Parker-Hannifin Corp	4.200	11/21/34	204,134
200,000	Parker-Hannifin Corp	4.450	11/21/44	207,634
750,000	Parker-Hannifin Corp	4.100	03/01/47	746,483
225,000	Parker-Hannifin Corp	4.000	06/14/49	224,058
775,000	Precision Castparts Corp	3.250	06/15/25	783,789
400,000	Precision Castparts Corp	4.200	06/15/35	422,720
100,000	Precision Castparts Corp	3.900	01/15/43	101,262
1,000,000	Quanta Services, Inc	2.900	10/01/30	925,215
600,000	Quanta Services, Inc	2.350	01/15/32	520,858
1,000,000	Quanta Services, Inc	3.050	10/01/41	822,663
52,000	Raytheon Technologies Corp	3.650	08/16/23	52,673
500,000	Raytheon Technologies Corp	3.200	03/15/24	505,438
300,000	Raytheon Technologies Corp	3.150	12/15/24	301,312
1,325,000	Raytheon Technologies Corp	3.500	03/15/27	1,342,848
200,000	Raytheon Technologies Corp	7.200	08/15/27	238,048
2,550,000	Raytheon Technologies Corp	4.125	11/16/28	2,665,522
4,500,000	Raytheon Technologies Corp	2.250	07/01/30	4,168,138
1,500,000	Raytheon Technologies Corp	1.900	09/01/31	1,326,966
1,000,000	Raytheon Technologies Corp	2.375	03/15/32	918,029
100,000	Raytheon Technologies Corp	4.700	12/15/41	109,120
2,150,000	Raytheon Technologies Corp	4.500	06/01/42	2,370,793
125,000	Raytheon Technologies Corp	4.800	12/15/43	139,223
150,000	Raytheon Technologies Corp	4.200	12/15/44	150,163
700,000	Raytheon Technologies Corp	4.350	04/15/47	749,521
2,000,000	Raytheon Technologies Corp	3.125	07/01/50	1,796,927
1,000,000	Raytheon Technologies Corp	2.820	09/01/51	840,991
1,000,000	Raytheon Technologies Corp	3.030	03/15/52	876,128
400,000	Rockwell Automation, Inc	3.500	03/01/29	412,798
150,000	Rockwell Automation, Inc	1.750	08/15/31	132,104
400,000	Rockwell Automation, Inc	4.200	03/01/49	429,870
1,000,000	Rockwell Automation, Inc	2.800	08/15/61	806,233
500,000	Roper Technologies, Inc	3.650	09/15/23	506,949
500,000	Roper Technologies, Inc	2.350	09/15/24	492,055
750,000	Roper Technologies, Inc	1.000	09/15/25	695,844
1,100,000	Roper Technologies, Inc	3.800	12/15/26	1,125,976
750,000	Roper Technologies, Inc	1.400	09/15/27	679,661
300,000	Roper Technologies, Inc	4.200	09/15/28	310,518
500,000	Roper Technologies, Inc	2.950	09/15/29	481,948
475,000	Roper Technologies, Inc	2.000	06/30/30	421,684
17

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$750,000		Roper Technologies, Inc	1.750%	02/15/31	$647,910
200,000		Snap-on, Inc	3.250	03/01/27	202,113
200,000		Snap-on, Inc	4.100	03/01/48	210,468
500,000		Snap-on, Inc	3.100	05/01/50	458,482
500,000		Stanley Black & Decker, Inc	3.400	03/01/26	505,798
300,000		Stanley Black & Decker, Inc	4.250	11/15/28	313,834
1,000,000		Stanley Black & Decker, Inc	2.300	03/15/30	922,009
1,000,000		Stanley Black & Decker, Inc	3.000	05/15/32	966,159
100,000		Stanley Black & Decker, Inc	5.200	09/01/40	114,561
425,000		Stanley Black & Decker, Inc	4.850	11/15/48	490,042
1,500,000		Stanley Black & Decker, Inc	2.750	11/15/50	1,249,422
450,000		Stanley Black & Decker, Inc	4.000	03/15/60	445,379
2,000,000		Teledyne Technologies, Inc	1.600	04/01/26	1,863,177
1,000,000		Teledyne Technologies, Inc	2.250	04/01/28	927,648
1,000,000		Teledyne Technologies, Inc	2.750	04/01/31	926,623
150,000		Textron, Inc	4.000	03/15/26	153,036
500,000		Textron, Inc	3.650	03/15/27	500,927
100,000		Textron, Inc	3.375	03/01/28	98,844
750,000		Textron, Inc	3.900	09/17/29	763,237
500,000		Textron, Inc	3.000	06/01/30	477,154
300,000		Textron, Inc	2.450	03/15/31	271,608
250,000		Timken Co	3.875	09/01/24	251,553
200,000		Timken Co	4.500	12/15/28	205,207
1,000,000		Timken Co	4.125	04/01/32	993,493
100,000		Trimble, Inc	4.150	06/15/23	101,388
625,000		Trimble, Inc	4.900	06/15/28	647,299
1,250,000		United Technologies Corp	3.950	08/16/25	1,289,413
725,000		United Technologies Corp	3.125	05/04/27	727,161
750,000		United Technologies Corp	4.450	11/16/38	813,394
1,650,000		United Technologies Corp	4.150	05/15/45	1,690,299
3,325,000		United Technologies Corp	4.625	11/16/48	3,757,584
200,000		Valmont Industries, Inc	5.000	10/01/44	212,195
200,000		Valmont Industries, Inc	5.250	10/01/54	217,600
1,000,000		Vontier Corp	1.800	04/01/26	904,210
1,000,000		Vontier Corp	2.400	04/01/28	879,200
1,000,000		Vontier Corp	2.950	04/01/31	888,050
600,000		Wabtec Corp	4.400	03/15/24	611,071
300,000		Wabtec Corp	3.450	11/15/26	293,632
875,000		Wabtec Corp	4.950	09/15/28	920,899
500,000		Westinghouse Air Brake Technologies Corp	3.200	06/15/25	488,119
750,000		WW Grainger, Inc	1.850	02/15/25	727,764
800,000		WW Grainger, Inc	4.600	06/15/45	878,382
200,000		WW Grainger, Inc	3.750	05/15/46	198,979
125,000		WW Grainger, Inc	4.200	05/15/47	133,124
775,000		Xylem, Inc	3.250	11/01/26	775,234
225,000		Xylem, Inc	1.950	01/30/28	208,234
150,000		Xylem, Inc	2.250	01/30/31	136,251
100,000		Xylem, Inc	4.375	11/01/46	103,680
		TOTAL CAPITAL GOODS			277,477,653

COMMERCIAL & PROFESSIONAL SERVICES - 0.2%
1,000,000		Air Lease Corp	2.200	01/15/27	925,471
1,000,000		Air Lease Corp	2.875	01/15/32	895,336
750,000		BayCare Health System, Inc	3.831	11/15/50	765,428
225,000	g	Daimler Finance North America LLC	3.650	02/22/24	227,108
925,000		Daimler Finance North America LLC	8.500	01/18/31	1,246,282
18

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$200,000		Equifax, Inc	3.300%	12/15/22	$201,049
200,000		Equifax, Inc	3.950	06/15/23	201,992
750,000		Equifax, Inc	2.600	12/01/24	740,777
125,000		Equifax, Inc	2.600	12/15/25	121,390
100,000		Equifax, Inc	3.100	05/15/30	95,368
3,000,000		Equifax, Inc	2.350	09/15/31	2,683,304
7,000,000	e	European Investment Bank	1.375	03/15/27	6,637,376
500,000		Fortune Brands Home & Security, Inc	4.000	03/25/32	500,770
500,000		Fortune Brands Home & Security, Inc	4.500	03/25/52	489,356
5,000,000		International Bank for Reconstruction & Development	2.500	03/29/32	4,970,382
500,000		Leidos, Inc	2.950	05/15/23	501,075
500,000		Leidos, Inc	3.625	05/15/25	499,875
100,000		Leidos, Inc	4.375	05/15/30	101,115
1,000,000		Leidos, Inc	2.300	02/15/31	866,850
380,000		MidMichigan Health	3.409	06/01/50	333,477
1,000,000		Moody’s Corp	3.750	02/25/52	985,568
100,000		Partners Healthcare System, Inc	3.765	07/01/48	100,076
750,000		Partners Healthcare System, Inc	3.192	07/01/49	674,995
100,000		Partners Healthcare System, Inc	4.117	07/01/55	106,711
1,000,000		Partners Healthcare System, Inc	3.342	07/01/60	905,788
725,000		RELX Capital, Inc	3.500	03/16/23	731,212
625,000		RELX Capital, Inc	4.000	03/18/29	641,090
100,000		RELX Capital, Inc	3.000	05/22/30	95,543
750,000		Republic Services, Inc	3.200	03/15/25	753,468
275,000		Republic Services, Inc	0.875	11/15/25	252,944
900,000		Republic Services, Inc	2.900	07/01/26	893,183
100,000		Republic Services, Inc	3.375	11/15/27	100,363
500,000		Republic Services, Inc	2.300	03/01/30	460,737
1,000,000		Republic Services, Inc	1.450	02/15/31	849,443
575,000		Republic Services, Inc	1.750	02/15/32	493,627
1,000,000		Republic Services, Inc	2.375	03/15/33	897,774
1,000,000		Republic Services, Inc	3.050	03/01/50	874,560
880,000		Rockefeller Foundation	2.492	10/01/50	734,541
300,000		Steelcase, Inc	5.125	01/18/29	314,306
600,000		Thomson Reuters Corp	4.300	11/23/23	612,454
1,200,000		Thomson Reuters Corp	3.350	05/15/26	1,204,021
145,000		Thomson Reuters Corp	5.850	04/15/40	176,610
200,000		Thomson Reuters Corp	5.650	11/23/43	240,838
1,000,000		Triton Container International Ltd	3.250	03/15/32	921,130
500,000		Verisk Analytics, Inc	4.000	06/15/25	510,311
850,000		Verisk Analytics, Inc	4.125	03/15/29	876,452
300,000		Verisk Analytics, Inc	5.500	06/15/45	348,616
200,000		Verisk Analytics, Inc	3.625	05/15/50	188,214
750,000		Waste Connections, Inc	3.500	05/01/29	752,369
500,000		Waste Connections, Inc	2.600	02/01/30	470,374
700,000		Waste Connections, Inc	2.200	01/15/32	625,480
100,000		Waste Connections, Inc	3.200	06/01/32	97,575
500,000		Waste Connections, Inc	3.050	04/01/50	428,640
575,000		Waste Connections, Inc	2.950	01/15/52	489,994
1,225,000		Waste Management, Inc	3.150	11/15/27	1,227,329
500,000		Waste Management, Inc	1.150	03/15/28	446,852
1,000,000	e	Waste Management, Inc	2.000	06/01/29	930,075
1,000,000		Waste Management, Inc	1.500	03/15/31	860,625
1,000,000		Waste Management, Inc	2.950	06/01/41	904,039
250,000		Waste Management, Inc	2.500	11/15/50	201,460
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			46,383,168
19

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

CONSUMER DURABLES & APPAREL - 0.1%
$500,000	Brunswick Corp	0.850%	08/18/24	$472,657
1,000,000	Brunswick Corp	2.400	08/18/31	846,910
161,000	Coach, Inc	4.125	07/15/27	162,678
750,000	DR Horton, Inc	2.500	10/15/24	739,515
500,000	DR Horton, Inc	2.600	10/15/25	485,123
1,000,000	DR Horton, Inc	1.300	10/15/26	908,744
1,000,000	DR Horton, Inc	1.400	10/15/27	893,031
750,000	Hasbro, Inc	3.550	11/19/26	745,192
775,000	Hasbro, Inc	3.500	09/15/27	767,267
1,000,000	Hasbro, Inc	3.900	11/19/29	1,003,454
100,000	Hasbro, Inc	6.350	03/15/40	121,089
200,000	Hasbro, Inc	5.100	05/15/44	214,890
475,000	Leggett & Platt, Inc	3.500	11/15/27	468,855
350,000	Leggett & Platt, Inc	4.400	03/15/29	363,602
1,000,000	Leggett & Platt, Inc	3.500	11/15/51	883,313
1,900,000	Lennar Corp	4.750	11/29/27	1,979,286
500,000	MDC Holdings, Inc	3.966	08/06/61	386,305
100,000	Mohawk Industries, Inc	3.850	02/01/23	100,720
750,000	Mohawk Industries, Inc	3.625	05/15/30	736,644
650,000	NIKE, Inc	2.375	11/01/26	636,674
300,000	NIKE, Inc	3.625	05/01/43	298,694
825,000	NIKE, Inc	3.875	11/01/45	859,723
200,000	NIKE, Inc	3.375	11/01/46	193,927
2,440,000	NIKE, Inc	3.375	03/27/50	2,424,650
1,000,000	NVR, Inc	3.000	05/15/30	933,333
200,000	Ralph Lauren Corp	3.750	09/15/25	204,266
1,000,000	Ralph Lauren Corp	2.950	06/15/30	964,391
450,000	Tapestry, Inc	3.050	03/15/32	408,949
400,000	VF Corp	2.400	04/23/25	391,138
1,000,000	VF Corp	2.800	04/23/27	982,207
200,000	VF Corp	2.950	04/23/30	190,362
100,000	Whirlpool Corp	3.700	03/01/23	100,955
100,000	Whirlpool Corp	4.000	03/01/24	101,630
925,000	Whirlpool Corp	4.750	02/26/29	988,564
500,000	Whirlpool Corp	2.400	05/15/31	455,004
200,000	Whirlpool Corp	4.500	06/01/46	205,235
775,000	Whirlpool Corp	4.600	05/15/50	813,229
	TOTAL CONSUMER DURABLES & APPAREL			23,432,206

CONSUMER SERVICES - 0.6%
14,500,000	Anheuser-Busch Cos LLC	3.650	02/01/26	14,819,177
3,150,000	Anheuser-Busch Cos LLC	4.700	02/01/36	3,378,424
11,375,000	Anheuser-Busch Cos LLC	4.900	02/01/46	12,650,648
200,000	Block Financial LLC	5.500	11/01/22	200,592
200,000	Block Financial LLC	5.250	10/01/25	208,772
1,000,000	Block Financial LLC	2.500	07/15/28	912,309
750,000	Block Financial LLC	3.875	08/15/30	736,641
300,000	Board of Trustees of The Leland Stanford Junior University	3.647	05/01/48	310,894
300,000	Booking Holdings, Inc	3.650	03/15/25	305,080
300,000	Booking Holdings, Inc	3.600	06/01/26	305,383
900,000	Booking Holdings, Inc	3.550	03/15/28	907,699
1,100,000	Booking Holdings, Inc	4.625	04/13/30	1,193,043
1,000,000	California Endowment	2.498	04/01/51	823,343
20

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$500,000		Choice Hotels International, Inc	3.700%	12/01/29	$489,296
675,000		Cintas Corp No 2	3.700	04/01/27	691,107
1,000,000		Claremont McKenna College	3.775	01/01/22	851,760
500,000		CommonSpirit Health	2.950	11/01/22	502,554
750,000		CommonSpirit Health	2.760	10/01/24	744,099
1,000,000		CommonSpirit Health	3.347	10/01/29	970,898
1,000,000		CommonSpirit Health	2.782	10/01/30	931,945
300,000		CommonSpirit Health	4.350	11/01/42	301,415
750,000		CommonSpirit Health	3.817	10/01/49	734,966
715,000		CommonSpirit Health	4.187	10/01/49	711,464
500,000		CommonSpirit Health	3.910	10/01/50	476,356
200,000	e	Darden Restaurants, Inc	3.850	05/01/27	202,788
300,000		Darden Restaurants, Inc	4.550	02/15/48	288,060
500,000		Emory University	2.143	09/01/30	468,610
500,000		Emory University	2.969	09/01/50	443,549
500,000		Expedia Group, Inc	3.600	12/15/23	504,134
300,000		Expedia Group, Inc	4.500	08/15/24	307,926
1,200,000		Expedia Group, Inc	5.000	02/15/26	1,256,588
750,000		Expedia Group, Inc	4.625	08/01/27	779,060
175,000		Expedia Group, Inc	3.800	02/15/28	174,072
750,000		Expedia Group, Inc	3.250	02/15/30	713,907
1,000,000		Expedia Group, Inc	2.950	03/15/31	925,846
2,000,000		Howard University	5.209	10/01/52	1,958,461
200,000		Hyatt Hotels Corp	3.375	07/15/23	200,166
1,000,000		Hyatt Hotels Corp	1.800	10/01/24	962,141
100,000		Hyatt Hotels Corp	5.375	04/23/25	104,971
100,000		Hyatt Hotels Corp	4.850	03/15/26	103,354
200,000		Hyatt Hotels Corp	4.375	09/15/28	199,319
1,100,000		Hyatt Hotels Corp	5.750	04/23/30	1,215,431
750,000		Johns Hopkins University	2.813	01/01/60	625,110
1,000,000		Las Vegas Sands Corp	3.200	08/08/24	954,690
500,000		Las Vegas Sands Corp	2.900	06/25/25	465,935
625,000		Las Vegas Sands Corp	3.500	08/18/26	588,802
750,000		Las Vegas Sands Corp	3.900	08/08/29	687,751
500,000		Leland Stanford Junior University	1.289	06/01/27	459,580
1,000,000		Leland Stanford Junior University	2.413	06/01/50	839,172
300,000		Marriott International, Inc	4.150	12/01/23	305,535
300,000		Marriott International, Inc	3.600	04/15/24	303,077
14,000		Marriott International, Inc	5.750	05/01/25	14,864
1,250,000		Marriott International, Inc	4.000	04/15/28	1,251,996
300,000		Marriott International, Inc	4.650	12/01/28	308,321
400,000		Marriott International, Inc	4.625	06/15/30	414,276
1,000,000		Marriott International, Inc	2.850	04/15/31	912,693
1,500,000		Marriott International, Inc	3.500	10/15/32	1,427,803
2,000,000		Marriott International, Inc	2.750	10/15/33	1,765,047
1,500,000		Massachusetts Institute of Technology	2.989	07/01/50	1,391,580
1,000,000		Massachusetts Institute of Technology	2.294	07/01/51	814,886
1,000,000		Massachusetts Institute of Technology	3.067	04/01/52	945,361
750,000		Massachusetts Institute of Technology	5.600	07/01/11	1,040,963
200,000		Massachusetts Institute of Technology	4.678	07/01/14	229,419
300,000		Massachusetts Institute of Technology	3.885	07/01/16	292,011
650,000		McDonald’s Corp	3.350	04/01/23	658,057
150,000		McDonald’s Corp	1.450	09/01/25	143,378
2,950,000		McDonald’s Corp	3.700	01/30/26	3,020,600
300,000		McDonald’s Corp	3.500	03/01/27	305,256
21

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$775,000		McDonald’s Corp	3.800%	04/01/28	$797,387
1,250,000	e	McDonald’s Corp	2.625	09/01/29	1,188,865
500,000		McDonald’s Corp	2.125	03/01/30	454,903
2,225,000		McDonald’s Corp	4.700	12/09/35	2,419,182
250,000		McDonald’s Corp	6.300	10/15/37	320,477
100,000		McDonald’s Corp	6.300	03/01/38	127,219
250,000		McDonald’s Corp	4.600	05/26/45	265,845
1,275,000		McDonald’s Corp	4.875	12/09/45	1,417,449
725,000		McDonald’s Corp	4.450	03/01/47	778,598
625,000		McDonald’s Corp	4.450	09/01/48	672,092
1,825,000		McDonald’s Corp	3.625	09/01/49	1,747,384
1,350,000		McDonald’s Corp	4.200	04/01/50	1,409,273
735,000		Nature Conservancy	3.957	03/01/52	758,591
750,000		Northeastern University	2.894	10/01/50	647,789
200,000		Northwestern University	3.868	12/01/48	212,493
750,000		Northwestern University	2.640	12/01/50	632,697
200,000		Northwestern University	3.662	12/01/57	218,113
1,000,000		Novant Health, Inc	2.637	11/01/36	880,137
1,000,000		Novant Health, Inc	3.318	11/01/61	872,015
1,000,000		President & Fellows of Harvard College	2.517	10/15/50	858,168
750,000		President and Fellows of Harvard College	3.619	10/01/37	786,436
200,000		President and Fellows of Harvard College	3.150	07/15/46	192,364
200,000		President and Fellows of Harvard College	3.300	07/15/56	198,638
2,800,000		Sands China Ltd	5.125	08/08/25	2,775,500
1,100,000		Sands China Ltd	5.400	08/08/28	1,078,242
525,000		Starbucks Corp	3.850	10/01/23	533,987
175,000		Starbucks Corp	2.450	06/15/26	170,637
500,000		Starbucks Corp	2.000	03/12/27	472,890
750,000		Starbucks Corp	3.500	03/01/28	752,028
650,000		Starbucks Corp	4.000	11/15/28	670,830
750,000		Starbucks Corp	3.550	08/15/29	752,483
500,000		Starbucks Corp	2.250	03/12/30	457,696
1,500,000		Starbucks Corp	2.550	11/15/30	1,397,055
2,000,000		Starbucks Corp	3.000	02/14/32	1,907,245
200,000		Starbucks Corp	4.300	06/15/45	202,175
200,000		Starbucks Corp	3.750	12/01/47	188,849
650,000		Starbucks Corp	4.500	11/15/48	693,261
1,000,000		Starbucks Corp	4.450	08/15/49	1,068,744
500,000		Starbucks Corp	3.350	03/12/50	450,184
1,000,000		Starbucks Corp	3.500	11/15/50	929,171
1,000,000		Thomas Jefferson University	3.847	11/01/57	937,101
200,000		Trinity Acquisition plc	4.400	03/15/26	206,615
500,000		Trustees of Boston College	3.129	07/01/52	473,582
100,000		Trustees of Boston University	4.061	10/01/48	106,601
1,000,000		Trustees of Princeton University	2.516	07/01/50	843,639
1,000,000		University of Chicago	3.000	10/01/52	891,626
1,000,000		University of Miami	4.063	04/01/52	1,000,000
1,000,000		University of Southern California	2.945	10/01/51	887,706
1,000,000		University of Southern California	3.226	10/01/20	824,461
1,000,000		Washington University	3.524	04/15/54	1,000,000
500,000		Washington University	4.349	04/15/22	500,000
200,000		Wesleyan University	4.781	07/01/16	222,978
500,000		Yale University	0.873	04/15/25	474,510
750,000		Yale University	1.482	04/15/30	676,208
750,000		Yale University	2.402	04/15/50	622,739
		TOTAL CONSUMER SERVICES			117,157,269
22

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

DIVERSIFIED FINANCIALS - 2.6%
$200,000	AerCap Ireland Capital DAC	3.300%	01/23/23	$200,588
300,000	AerCap Ireland Capital DAC	4.125	07/03/23	301,786
1,500,000	AerCap Ireland Capital DAC	4.500	09/15/23	1,511,277
600,000	AerCap Ireland Capital DAC	4.875	01/16/24	608,106
1,000,000	AerCap Ireland Capital DAC	3.150	02/15/24	983,878
750,000	AerCap Ireland Capital DAC	2.875	08/14/24	729,398
2,000,000	AerCap Ireland Capital DAC	1.650	10/29/24	1,888,818
2,000,000	AerCap Ireland Capital DAC	1.750	10/29/24	1,884,566
1,675,000	AerCap Ireland Capital DAC	3.500	01/15/25	1,645,628
300,000	AerCap Ireland Capital DAC	4.450	10/01/25	301,020
500,000	AerCap Ireland Capital DAC	1.750	01/30/26	458,725
500,000	AerCap Ireland Capital DAC	4.450	04/03/26	505,012
1,500,000	AerCap Ireland Capital DAC	2.450	10/29/26	1,387,428
250,000	AerCap Ireland Capital DAC	3.650	07/21/27	242,230
1,000,000	AerCap Ireland Capital DAC	4.625	10/15/27	1,019,509
200,000	AerCap Ireland Capital DAC	3.875	01/23/28	194,932
1,450,000	AerCap Ireland Capital DAC	3.000	10/29/28	1,337,171
700,000	AerCap Ireland Capital DAC	3.300	01/30/32	631,022
2,000,000	AerCap Ireland Capital DAC	3.400	10/29/33	1,792,585
300,000	AerCap Ireland Capital DAC	3.850	10/29/41	263,083
200,000	Affiliated Managers Group, Inc	4.250	02/15/24	204,865
1,000,000	Affiliated Managers Group, Inc	3.300	06/15/30	974,407
20,000	Ahold Finance USA LLC	6.875	05/01/29	23,994
1,000,000	Ally Financial, Inc	3.050	06/05/23	1,003,651
2,000,000	Ally Financial, Inc	1.450	10/02/23	1,953,034
500,000	Ally Financial, Inc	5.800	05/01/25	530,359
1,000,000	Ally Financial, Inc	2.200	11/02/28	903,367
2,000,000	Ally Financial, Inc	8.000	11/01/31	2,508,657
5,000,000	American Express Co	3.400	02/27/23	5,060,435
2,000,000	American Express Co	3.700	08/03/23	2,036,788
750,000	American Express Co	3.000	10/30/24	752,874
1,000,000	American Express Co	4.200	11/06/25	1,041,348
2,500,000	American Express Co	3.125	05/20/26	2,508,131
2,000,000	American Express Co	1.650	11/04/26	1,885,112
1,500,000	American Express Co	2.550	03/04/27	1,458,486
525,000	American Express Co	4.050	12/03/42	553,339
325,000	American Honda Finance Corp	2.050	01/10/23	325,950
1,250,000	American Honda Finance Corp	0.875	07/07/23	1,228,729
300,000	American Honda Finance Corp	3.450	07/14/23	303,705
750,000	American Honda Finance Corp	0.650	09/08/23	730,962
500,000	American Honda Finance Corp	3.625	10/10/23	506,724
300,000	American Honda Finance Corp	3.550	01/12/24	304,652
200,000	American Honda Finance Corp	2.900	02/16/24	200,463
1,000,000	American Honda Finance Corp	2.400	06/27/24	992,969
1,000,000	American Honda Finance Corp	0.550	07/12/24	953,685
500,000	American Honda Finance Corp	2.150	09/10/24	492,429
1,000,000	American Honda Finance Corp	1.200	07/08/25	942,339
750,000	American Honda Finance Corp	1.000	09/10/25	698,411
3,000,000	American Honda Finance Corp	1.300	09/09/26	2,784,042
100,000	American Honda Finance Corp	2.300	09/09/26	96,701
1,000,000	American Honda Finance Corp	2.350	01/08/27	967,687
500,000	American Honda Finance Corp	3.500	02/15/28	505,178
1,000,000	American Honda Finance Corp	2.250	01/12/29	932,463
23

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,500,000		American Honda Finance Corp	1.800%	01/13/31	$1,329,861
875,000		Ameriprise Financial, Inc	4.000	10/15/23	892,880
300,000		Ameriprise Financial, Inc	3.700	10/15/24	304,420
125,000		Ameriprise Financial, Inc	3.000	04/02/25	124,521
200,000		Ameriprise Financial, Inc	2.875	09/15/26	197,566
1,000,000		Andrew W Mellon Foundation	0.947	08/01/27	905,825
600,000		Ares Capital Corp	3.500	02/10/23	603,199
850,000		Ares Capital Corp	4.200	06/10/24	856,144
500,000		Ares Capital Corp	4.250	03/01/25	499,746
500,000		Ares Capital Corp	3.250	07/15/25	485,034
1,200,000		Ares Capital Corp	3.875	01/15/26	1,177,171
1,500,000		Ares Capital Corp	2.150	07/15/26	1,355,604
1,000,000		Ares Capital Corp	2.875	06/15/27	909,780
1,500,000		Ares Capital Corp	2.875	06/15/28	1,327,952
750,000		Ares Capital Corp	3.200	11/15/31	635,592
227,000		AXA Equitable Holdings, Inc	3.900	04/20/23	230,050
1,375,000		AXA Equitable Holdings, Inc	4.350	04/20/28	1,404,477
975,000		AXA Equitable Holdings, Inc	5.000	04/20/48	1,042,287
2,000,000		Bank of Montreal	2.650	03/08/27	1,934,162
2,000,000		Bank of Montreal	3.088	01/10/37	1,817,339
825,000		Bank of New York Mellon Corp	2.200	08/16/23	823,885
1,000,000		Bank of New York Mellon Corp	0.350	12/07/23	966,828
350,000		Bank of New York Mellon Corp	3.650	02/04/24	356,150
800,000		Bank of New York Mellon Corp	3.250	09/11/24	808,719
1,750,000		Bank of New York Mellon Corp	2.100	10/24/24	1,726,159
500,000		Bank of New York Mellon Corp	3.000	02/24/25	502,096
725,000		Bank of New York Mellon Corp	1.600	04/24/25	698,855
1,500,000		Bank of New York Mellon Corp	0.750	01/28/26	1,386,954
500,000		Bank of New York Mellon Corp	2.800	05/04/26	501,139
500,000		Bank of New York Mellon Corp	2.450	08/17/26	491,752
300,000		Bank of New York Mellon Corp	3.250	05/16/27	303,081
1,000,000		Bank of New York Mellon Corp	3.400	01/29/28	1,013,922
600,000		Bank of New York Mellon Corp	3.850	04/28/28	623,743
2,000,000		Bank of New York Mellon Corp	1.650	07/14/28	1,825,191
400,000		Bank of New York Mellon Corp	3.300	08/23/29	397,972
1,500,000		Bank of New York Mellon Corp	1.650	01/28/31	1,327,386
1,000,000		Bank of New York Mellon Corp	1.800	07/28/31	884,584
1,000,000		Bank of Nova Scotia	1.950	02/02/27	945,161
1,000,000	e	Bank of Nova Scotia	2.450	02/02/32	920,218
1,000,000	g	Barings BDC, Inc	3.300	11/23/26	923,332
2,400,000		Berkshire Hathaway, Inc	3.125	03/15/26	2,422,212
800,000		Berkshire Hathaway, Inc	4.500	02/11/43	877,391
250,000		BGC Partners, Inc	5.375	07/24/23	255,721
500,000		BGC Partners, Inc	3.750	10/01/24	495,827
1,000,000		BlackRock TCP Capital Corp	2.850	02/09/26	935,436
500,000		BlackRock, Inc	3.500	03/18/24	510,075
850,000		BlackRock, Inc	3.250	04/30/29	862,847
1,450,000		BlackRock, Inc	1.900	01/28/31	1,309,356
2,000,000		BlackRock, Inc	2.100	02/25/32	1,812,563
1,025,000		BPCE S.A.	4.000	04/15/24	1,042,764
300,000		BPCE S.A.	3.375	12/02/26	297,096
300,000		Brookfield Asset Management, Inc	4.000	01/15/25	303,615
1,000,000		Brookfield Finance LLC	3.450	04/15/50	878,089
550,000		Brookfield Finance, Inc	4.000	04/01/24	558,273
200,000		Brookfield Finance, Inc	4.250	06/02/26	206,076
24

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$600,000		Brookfield Finance, Inc	3.900%	01/25/28	$602,540
600,000		Brookfield Finance, Inc	4.850	03/29/29	639,534
725,000		Brookfield Finance, Inc	4.700	09/20/47	768,425
1,000,000		Brookfield Finance, Inc	3.500	03/30/51	889,229
1,500,000	h	Canadian Imperial Bank of Commerce	3.450	04/07/27	1,497,021
1,500,000	h	Canadian Imperial Bank of Commerce	3.600	04/07/32	1,492,895
1,925,000		Capital One Financial Corp	3.200	01/30/23	1,941,358
500,000		Capital One Financial Corp	2.600	05/11/23	501,480
150,000		Capital One Financial Corp	3.500	06/15/23	151,727
300,000		Capital One Financial Corp	3.900	01/29/24	304,686
750,000		Capital One Financial Corp	3.300	10/30/24	754,082
125,000		Capital One Financial Corp	3.200	02/05/25	125,112
625,000		Capital One Financial Corp	4.250	04/30/25	641,897
850,000		Capital One Financial Corp	4.200	10/29/25	869,429
700,000		Capital One Financial Corp	3.750	07/28/26	703,429
1,075,000		Capital One Financial Corp	3.750	03/09/27	1,083,466
1,000,000		Capital One Financial Corp	3.650	05/11/27	1,001,233
1,000,000		Capital One Financial Corp	1.878	11/02/27	922,698
2,700,000		Capital One Financial Corp	3.800	01/31/28	2,716,964
2,000,000		Capital One Financial Corp	3.273	03/01/30	1,931,111
3,525,000		Capital One Financial Corp	2.359	07/29/32	3,033,108
1,000,000		Capital One Financial Corp	2.618	11/02/32	900,461
1,000,000		Cboe Global Markets, Inc	1.625	12/15/30	872,287
500,000		Cboe Global Markets, Inc	3.000	03/16/32	484,261
450,000		CBOE Holdings, Inc	3.650	01/12/27	457,896
200,000		Celanese US Holdings LLC	3.500	05/08/24	200,514
1,000,000		Celanese US Holdings LLC	1.400	08/05/26	900,593
300,000		Charles Schwab Corp	3.550	02/01/24	304,997
300,000		Charles Schwab Corp	3.750	04/01/24	305,091
200,000		Charles Schwab Corp	3.000	03/10/25	200,291
350,000		Charles Schwab Corp	3.625	04/01/25	355,377
1,250,000		Charles Schwab Corp	3.850	05/21/25	1,277,144
1,500,000		Charles Schwab Corp	0.900	03/11/26	1,386,778
1,500,000		Charles Schwab Corp	1.150	05/13/26	1,396,764
500,000		Charles Schwab Corp	3.200	03/02/27	503,087
350,000		Charles Schwab Corp	2.450	03/03/27	339,770
525,000		Charles Schwab Corp	3.300	04/01/27	528,478
200,000		Charles Schwab Corp	3.200	01/25/28	198,897
2,000,000		Charles Schwab Corp	2.000	03/20/28	1,871,916
300,000		Charles Schwab Corp	4.000	02/01/29	312,796
500,000		Charles Schwab Corp	2.750	10/01/29	481,641
1,500,000		Charles Schwab Corp	1.650	03/11/31	1,309,892
1,500,000		Charles Schwab Corp	2.300	05/13/31	1,384,134
1,000,000		Charles Schwab Corp	1.950	12/01/31	883,961
1,000,000		Charles Schwab Corp	2.900	03/03/32	962,805
1,500,000		CI Financial Corp	3.200	12/17/30	1,366,959
1,000,000		CI Financial Corp	4.100	06/15/51	882,050
475,000		CME Group, Inc	3.000	03/15/25	478,213
500,000		CME Group, Inc	3.750	06/15/28	512,397
1,500,000		CME Group, Inc	2.650	03/15/32	1,435,269
400,000		CME Group, Inc	5.300	09/15/43	488,493
500,000		CME Group, Inc	4.150	06/15/48	542,191
2,000,000		Credit Suisse AG.	0.495	02/02/24	1,913,539
2,900,000		Credit Suisse AG.	3.625	09/09/24	2,933,266
500,000		Credit Suisse AG.	2.950	04/09/25	494,507
1,000,000		Credit Suisse AG.	1.250	08/07/26	911,896
25

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,275,000		Credit Suisse Group Funding Guernsey Ltd	3.800%	06/09/23	$1,286,690
2,300,000		Credit Suisse Group Funding Guernsey Ltd	3.750	03/26/25	2,291,491
2,750,000		Credit Suisse Group Funding Guernsey Ltd	4.550	04/17/26	2,797,508
1,750,000		Credit Suisse Group Funding Guernsey Ltd	4.875	05/15/45	1,812,504
750,000		Deutsche Bank AG.	3.950	02/27/23	757,262
525,000		Deutsche Bank AG.	3.700	05/30/24	527,102
1,000,000		Deutsche Bank AG.	2.222	09/18/24	978,117
2,000,000		Deutsche Bank AG.	1.447	04/01/25	1,910,131
1,000,000		Deutsche Bank AG.	3.961	11/26/25	999,242
1,800,000		Deutsche Bank AG.	4.100	01/13/26	1,809,070
3,000,000		Deutsche Bank AG.	1.686	03/19/26	2,813,809
2,000,000		Deutsche Bank AG.	2.129	11/24/26	1,853,984
1,050,000		Deutsche Bank AG.	2.311	11/16/27	962,237
1,000,000		Deutsche Bank AG.	2.552	01/07/28	922,543
825,000		Deutsche Bank AG.	3.547	09/18/31	777,961
750,000		Deutsche Bank AG.	3.035	05/28/32	673,984
1,000,000		Deutsche Bank AG.	3.742	01/07/33	883,800
100,000		Diageo Investment Corp	4.250	05/11/42	107,385
700,000		Discover Financial Services	3.950	11/06/24	712,400
200,000		Discover Financial Services	4.500	01/30/26	206,045
350,000		Discover Financial Services	4.100	02/09/27	356,874
200,000		E*TRADE Financial Corp	3.800	08/24/27	203,276
300,000		E*TRADE Financial Corp	4.500	06/20/28	311,277
300,000		Eaton Vance Corp	3.625	06/15/23	303,485
200,000		Eaton Vance Corp	3.500	04/06/27	198,379
750,000		Ford Foundation	2.415	06/01/50	618,764
525,000		Ford Foundation	2.815	06/01/70	433,088
200,000		Franklin Resources, Inc	2.850	03/30/25	199,087
1,500,000		Franklin Resources, Inc	1.600	10/30/30	1,295,680
500,000		Franklin Resources, Inc	2.950	08/12/51	412,692
750,000		FS KKR Capital Corp	4.125	02/01/25	744,188
750,000		FS KKR Capital Corp	3.400	01/15/26	726,136
1,000,000		FS KKR Capital Corp	2.625	01/15/27	915,778
1,500,000		FS KKR Capital Corp	3.125	10/12/28	1,337,210
2,401,000		GE Capital International Funding Co	4.418	11/15/35	2,578,166
1,125,000		General Motors Financial Co, Inc	3.700	05/09/23	1,136,233
725,000		General Motors Financial Co, Inc	4.150	06/19/23	735,536
650,000		General Motors Financial Co, Inc	5.100	01/17/24	672,010
725,000		General Motors Financial Co, Inc	3.950	04/13/24	736,249
1,500,000		General Motors Financial Co, Inc	3.500	11/07/24	1,502,946
125,000		General Motors Financial Co, Inc	4.000	01/15/25	126,536
1,000,000		General Motors Financial Co, Inc	2.900	02/26/25	976,771
5,175,000		General Motors Financial Co, Inc	4.350	04/09/25	5,263,196
3,000,000		General Motors Financial Co, Inc	2.750	06/20/25	2,913,777
450,000		General Motors Financial Co, Inc	4.300	07/13/25	456,706
500,000		General Motors Financial Co, Inc	1.250	01/08/26	457,534
275,000		General Motors Financial Co, Inc	5.250	03/01/26	288,036
1,000,000		General Motors Financial Co, Inc	1.500	06/10/26	913,694
525,000		General Motors Financial Co, Inc	4.000	10/06/26	526,620
1,400,000		General Motors Financial Co, Inc	4.350	01/17/27	1,423,681
2,000,000	e	General Motors Financial Co, Inc	2.350	02/26/27	1,865,209
1,000,000		General Motors Financial Co, Inc	2.700	08/20/27	940,830
1,100,000		General Motors Financial Co, Inc	3.850	01/05/28	1,087,639
2,000,000		General Motors Financial Co, Inc	2.400	04/10/28	1,810,135
1,850,000		General Motors Financial Co, Inc	2.400	10/15/28	1,655,570
26

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$2,400,000	General Motors Financial Co, Inc	5.650%	01/17/29	$2,595,162
1,500,000	General Motors Financial Co, Inc	3.600	06/21/30	1,434,769
2,000,000	General Motors Financial Co, Inc	2.350	01/08/31	1,730,560
475,000	General Motors Financial Co, Inc	2.700	06/10/31	418,247
2,000,000	General Motors Financial Co, Inc	3.100	01/12/32	1,797,630
500,000	Goldman Sachs BDC, Inc	3.750	02/10/25	498,953
500,000	Goldman Sachs BDC, Inc	2.875	01/15/26	481,093
2,275,000	Goldman Sachs Group, Inc	3.625	01/22/23	2,303,632
2,575,000	Goldman Sachs Group, Inc	3.625	02/20/24	2,607,767
2,025,000	Goldman Sachs Group, Inc	4.000	03/03/24	2,066,369
425,000	Goldman Sachs Group, Inc	3.850	07/08/24	432,760
600,000	Goldman Sachs Group, Inc	3.500	01/23/25	605,033
250,000	Goldman Sachs Group, Inc	3.500	04/01/25	251,864
1,100,000	Goldman Sachs Group, Inc	3.750	05/22/25	1,116,556
2,375,000	Goldman Sachs Group, Inc	3.272	09/29/25	2,379,496
575,000	Goldman Sachs Group, Inc	4.250	10/21/25	588,940
700,000	Goldman Sachs Group, Inc	0.855	02/12/26	652,136
1,125,000	Goldman Sachs Group, Inc	3.750	02/25/26	1,142,743
425,000	Goldman Sachs Group, Inc	3.500	11/16/26	426,767
700,000	Goldman Sachs Group, Inc	1.093	12/09/26	640,946
125,000	Goldman Sachs Group, Inc	5.950	01/15/27	137,202
3,950,000	Goldman Sachs Group, Inc	3.850	01/26/27	3,985,463
2,600,000	Goldman Sachs Group, Inc	1.431	03/09/27	2,395,902
5,000,000	Goldman Sachs Group, Inc	1.542	09/10/27	4,569,645
6,500,000	Goldman Sachs Group, Inc	1.948	10/21/27	6,040,767
2,000,000	Goldman Sachs Group, Inc	2.640	02/24/28	1,912,254
1,000,000	Goldman Sachs Group, Inc	3.615	03/15/28	998,600
4,475,000	Goldman Sachs Group, Inc	3.691	06/05/28	4,480,134
8,525,000	Goldman Sachs Group, Inc	3.814	04/23/29	8,586,811
550,000	Goldman Sachs Group, Inc	4.223	05/01/29	563,140
2,500,000	Goldman Sachs Group, Inc	2.600	02/07/30	2,319,026
2,500,000	Goldman Sachs Group, Inc	3.800	03/15/30	2,516,609
5,000,000	Goldman Sachs Group, Inc	1.992	01/27/32	4,331,400
2,050,000	Goldman Sachs Group, Inc	2.615	04/22/32	1,863,165
2,550,000	Goldman Sachs Group, Inc	2.383	07/21/32	2,258,542
1,500,000	Goldman Sachs Group, Inc	2.650	10/21/32	1,356,095
3,000,000	Goldman Sachs Group, Inc	3.102	02/24/33	2,827,763
900,000	Goldman Sachs Group, Inc	6.750	10/01/37	1,134,128
2,425,000	Goldman Sachs Group, Inc	4.017	10/31/38	2,450,506
4,525,000	Goldman Sachs Group, Inc	4.411	04/23/39	4,773,072
2,475,000	Goldman Sachs Group, Inc	6.250	02/01/41	3,195,187
1,900,000	Goldman Sachs Group, Inc	3.210	04/22/42	1,719,584
2,000,000	Goldman Sachs Group, Inc	2.908	07/21/42	1,721,666
2,000,000	Goldman Sachs Group, Inc	3.436	02/24/43	1,853,558
1,225,000	Goldman Sachs Group, Inc	4.800	07/08/44	1,358,180
1,650,000	Goldman Sachs Group, Inc	5.150	05/22/45	1,843,577
200,000	Goldman Sachs Group, Inc	4.750	10/21/45	223,451
1,250,000	Golub Capital BDC, Inc	2.500	08/24/26	1,148,341
1,000,000	Golub Capital BDC, Inc	2.050	02/15/27	885,556
1,000,000	Hercules Capital, Inc	3.375	01/20/27	938,785
600,000	ING Groep NV	4.017	03/28/28	603,298
300,000	ING Groep NV	4.252	03/28/33	308,813
1,000,000	Intercontinental Exchange, Inc	0.700	06/15/23	979,312
300,000	Intercontinental Exchange, Inc	3.450	09/21/23	303,513
27

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$350,000	Intercontinental Exchange, Inc	4.000%	10/15/23	$356,766
825,000	Intercontinental Exchange, Inc	3.750	12/01/25	847,896
1,000,000	Intercontinental Exchange, Inc	3.100	09/15/27	993,786
500,000	Intercontinental Exchange, Inc	3.750	09/21/28	510,105
1,500,000	Intercontinental Exchange, Inc	2.100	06/15/30	1,369,904
1,000,000	Intercontinental Exchange, Inc	1.850	09/15/32	863,643
775,000	Intercontinental Exchange, Inc	2.650	09/15/40	661,284
575,000	Intercontinental Exchange, Inc	4.250	09/21/48	617,243
1,000,000	Intercontinental Exchange, Inc	3.000	06/15/50	875,852
1,000,000	Intercontinental Exchange, Inc	3.000	09/15/60	847,625
125,000	Invesco Finance plc	3.125	11/30/22	126,023
200,000	Invesco Finance plc	4.000	01/30/24	203,043
800,000	Invesco Finance plc	3.750	01/15/26	815,592
200,000	Invesco Finance plc	5.375	11/30/43	226,897
2,000,000	J Paul Getty Trust	0.391	01/01/24	1,926,801
300,000	Janus Capital Group, Inc	4.875	08/01/25	313,882
1,000,000	Jefferies Group LLC	4.850	01/15/27	1,048,442
600,000	Jefferies Group LLC	6.450	06/08/27	677,046
1,000,000	Jefferies Group LLC	4.150	01/23/30	1,015,910
1,000,000	Jefferies Group LLC	2.625	10/15/31	901,540
1,000,000	Jefferies Group LLC	2.750	10/15/32	894,875
5,000,000	Kreditanstalt fuer Wiederaufbau	1.250	01/31/25	4,824,050
150,000	Lazard Group LLC	3.750	02/13/25	151,550
200,000	Lazard Group LLC	3.625	03/01/27	199,052
325,000	Lazard Group LLC	4.500	09/19/28	333,839
425,000	Lazard Group LLC	4.375	03/11/29	434,688
400,000	Legg Mason, Inc	5.625	01/15/44	480,083
1,000,000	Lloyds Banking Group plc	3.511	03/18/26	995,099
1,000,000	Lloyds Banking Group plc	3.750	03/18/28	997,073
1,250,000	Main Street Capital Corp	3.000	07/14/26	1,158,921
1,200,000	Moody’s Corp	3.250	01/15/28	1,198,083
300,000	Moody’s Corp	4.250	02/01/29	314,709
1,000,000	Moody’s Corp	2.000	08/19/31	887,131
1,000,000	Moody’s Corp	2.750	08/19/41	853,857
200,000	Moody’s Corp	5.250	07/15/44	232,037
300,000	Moody’s Corp	4.875	12/17/48	341,230
750,000	Moody’s Corp	3.250	05/20/50	670,544
1,000,000	Moody’s Corp	3.100	11/29/61	836,257
3,175,000	Morgan Stanley	4.100	05/22/23	3,231,925
1,000,000	Morgan Stanley	0.529	01/25/24	983,730
5,350,000	Morgan Stanley	3.737	04/24/24	5,402,942
4,092,000	Morgan Stanley	3.700	10/23/24	4,165,431
6,000,000	Morgan Stanley	0.790	05/30/25	5,700,201
1,025,000	Morgan Stanley	2.720	07/22/25	1,014,720
500,000	Morgan Stanley	4.000	07/23/25	511,768
950,000	Morgan Stanley	5.000	11/24/25	1,001,414
575,000	Morgan Stanley	3.875	01/27/26	585,938
4,000,000	Morgan Stanley	2.630	02/18/26	3,923,761
500,000	Morgan Stanley	3.125	07/27/26	495,685
400,000	Morgan Stanley	4.350	09/08/26	411,990
5,000,000	Morgan Stanley	0.985	12/10/26	4,585,565
2,750,000	Morgan Stanley	3.625	01/20/27	2,773,640
1,975,000	Morgan Stanley	3.950	04/23/27	2,006,901
4,975,000	Morgan Stanley	1.593	05/04/27	4,622,182
28

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$3,325,000	Morgan Stanley	1.512%	07/20/27	$3,056,352
1,575,000	Morgan Stanley	3.591	07/22/28	1,579,380
4,850,000	Morgan Stanley	3.772	01/24/29	4,887,845
3,475,000	Morgan Stanley	4.431	01/23/30	3,633,407
5,000,000	Morgan Stanley	2.699	01/22/31	4,691,832
500,000	Morgan Stanley	3.622	04/01/31	497,399
5,000,000	Morgan Stanley	1.794	02/13/32	4,299,630
150,000	Morgan Stanley	7.250	04/01/32	192,758
2,500,000	Morgan Stanley	1.928	04/28/32	2,160,847
4,000,000	Morgan Stanley	2.239	07/21/32	3,544,518
3,500,000	Morgan Stanley	2.511	10/20/32	3,154,686
3,000,000	Morgan Stanley	2.943	01/21/33	2,813,214
1,300,000	Morgan Stanley	2.484	09/16/36	1,114,547
725,000	Morgan Stanley	3.971	07/22/38	731,430
2,675,000	Morgan Stanley	4.457	04/22/39	2,884,857
1,525,000	Morgan Stanley	3.217	04/22/42	1,402,868
275,000	Morgan Stanley	6.375	07/24/42	368,323
175,000	Morgan Stanley	4.300	01/27/45	184,057
3,200,000	Morgan Stanley	4.375	01/22/47	3,465,766
900,000	Morgan Stanley	5.597	03/24/51	1,152,974
1,425,000	Morgan Stanley	2.802	01/25/52	1,185,554
250,000	NASDAQ, Inc	4.250	06/01/24	257,713
400,000	NASDAQ, Inc	3.850	06/30/26	407,840
1,000,000	NASDAQ, Inc	1.650	01/15/31	843,074
1,000,000	NASDAQ, Inc	2.500	12/21/40	804,937
500,000	NASDAQ, Inc	3.250	04/28/50	431,585
500,000	NASDAQ, Inc	3.950	03/07/52	485,124
200,000	National Rural Utilities Cooperative Finance Corp	2.700	02/15/23	201,011
200,000	National Rural Utilities Cooperative Finance Corp	3.400	11/15/23	202,623
300,000	National Rural Utilities Cooperative Finance Corp	2.950	02/07/24	301,198
1,000,000	National Rural Utilities Cooperative Finance Corp	0.350	02/08/24	958,161
400,000	National Rural Utilities Cooperative Finance Corp	2.850	01/27/25	397,517
200,000	National Rural Utilities Cooperative Finance Corp	3.250	11/01/25	200,559
1,000,000	National Rural Utilities Cooperative Finance Corp	1.000	06/15/26	908,375
1,000,000	National Rural Utilities Cooperative Finance Corp	3.400	02/07/28	998,514
200,000	National Rural Utilities Cooperative Finance Corp	3.900	11/01/28	205,402
300,000	National Rural Utilities Cooperative Finance Corp	3.700	03/15/29	306,856
1,000,000	National Rural Utilities Cooperative Finance Corp	2.400	03/15/30	932,092
1,000,000	National Rural Utilities Cooperative Finance Corp	1.350	03/15/31	840,530
1,000,000	National Rural Utilities Cooperative Finance Corp	1.650	06/15/31	854,847
525,000	National Rural Utilities Cooperative Finance Corp	2.750	04/15/32	496,147
500,000	National Rural Utilities Cooperative Finance Corp	4.750	04/30/43	487,673
200,000	National Rural Utilities Cooperative Finance Corp	5.250	04/20/46	201,476
200,000	National Rural Utilities Cooperative Finance Corp	4.400	11/01/48	215,555
550,000	National Rural Utilities Cooperative Finance Corp	4.300	03/15/49	590,633
300,000	Navient Solutions LLC	0.000	10/03/22	293,247
1,500,000	Nomura Holdings, Inc	2.648	01/16/25	1,459,104
1,000,000	Nomura Holdings, Inc	1.851	07/16/25	943,871
1,000,000	Nomura Holdings, Inc	1.653	07/14/26	919,732
1,000,000	Nomura Holdings, Inc	2.329	01/22/27	935,362
1,000,000	Nomura Holdings, Inc	2.172	07/14/28	897,410
1,000,000	Nomura Holdings, Inc	2.710	01/22/29	921,964
1,500,000	Nomura Holdings, Inc	3.103	01/16/30	1,412,752
500,000	Nomura Holdings, Inc	2.679	07/16/30	454,442
1,500,000	Nomura Holdings, Inc	2.608	07/14/31	1,348,214
1,000,000	Nomura Holdings, Inc	2.999	01/22/32	921,162
29

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$625,000		Northern Trust Corp	3.950%	10/30/25	$640,603
500,000		Northern Trust Corp	3.650	08/03/28	513,232
500,000		Northern Trust Corp	3.150	05/03/29	499,924
700,000		Northern Trust Corp	1.950	05/01/30	641,256
100,000		Northern Trust Corp	3.375	05/08/32	97,797
1,500,000		Oaktree Specialty Lending Corp	2.700	01/15/27	1,374,365
750,000		Oesterreichische Kontrollbank AG.	2.875	03/13/23	757,156
1,350,000	e	Oesterreichische Kontrollbank AG.	3.125	11/07/23	1,367,421
1,250,000		Oesterreichische Kontrollbank AG.	0.500	09/16/24	1,190,218
1,500,000		Oesterreichische Kontrollbank AG.	1.500	02/12/25	1,455,134
2,000,000		Oesterreichische Kontrollbank AG.	0.375	09/17/25	1,851,092
2,500,000		Oesterreichische Kontrollbank AG.	0.500	02/02/26	2,304,799
500,000		ORIX Corp	4.050	01/16/24	509,675
500,000		ORIX Corp	3.250	12/04/24	500,553
200,000		ORIX Corp	3.700	07/18/27	201,530
1,000,000	e	ORIX Corp	2.250	03/09/31	913,783
500,000		Owl Rock Capital Corp	4.000	03/30/25	491,698
500,000		Owl Rock Capital Corp	3.750	07/22/25	483,638
1,000,000		Owl Rock Capital Corp	4.250	01/15/26	974,531
750,000		Owl Rock Capital Corp	3.400	07/15/26	704,207
2,000,000		Owl Rock Capital Corp	2.875	06/11/28	1,744,358
200,000		PACCAR Financial Corp	3.400	08/09/23	202,209
2,000,000		PACCAR Financial Corp	0.350	08/11/23	1,948,244
3,000,000		PACCAR Financial Corp	0.350	02/02/24	2,889,926
300,000		PACCAR Financial Corp	2.150	08/15/24	296,573
750,000		PACCAR Financial Corp	1.800	02/06/25	727,175
500,000		PACCAR Financial Corp	2.850	04/07/25	499,870
1,000,000		PACCAR Financial Corp	1.100	05/11/26	925,854
3,000,000		Private Export Funding Corp (PEFCO)	1.400	07/15/28	2,761,230
1,000,000		Prospect Capital Corp	3.364	11/15/26	913,678
1,000,000		Prospect Capital Corp	3.437	10/15/28	853,958
425,000		Raymond James Financial, Inc	4.950	07/15/46	475,889
1,000,000		Raymond James Financial, Inc	3.750	04/01/51	977,260
2,000,000	e	Royal Bank of Canada	2.050	01/21/27	1,901,921
500,000		S&P Global, Inc	2.500	12/01/29	473,863
500,000		S&P Global, Inc	1.250	08/15/30	430,786
500,000		S&P Global, Inc	3.250	12/01/49	469,050
500,000		S&P Global, Inc	2.300	08/15/60	378,034
1,250,000		Shire Acquisitions Investments Ireland DAC	2.875	09/23/23	1,253,465
1,400,000		Shire Acquisitions Investments Ireland DAC	3.200	09/23/26	1,402,418
1,500,000	e	Sixth Street Specialty Lending, Inc	2.500	08/01/26	1,382,834
300,000		State Street Corp	3.776	12/03/24	305,375
750,000		State Street Corp	3.300	12/16/24	757,436
375,000		State Street Corp	3.550	08/18/25	381,536
1,000,000		State Street Corp	2.354	11/01/25	985,668
500,000		State Street Corp	2.901	03/30/26	495,766
650,000		State Street Corp	2.650	05/19/26	642,717
1,000,000		State Street Corp	1.684	11/18/27	938,212
300,000		State Street Corp	4.141	12/03/29	310,212
750,000		State Street Corp	2.400	01/24/30	708,463
1,375,000		State Street Corp	2.200	03/03/31	1,241,513
500,000		State Street Corp	3.031	11/01/34	478,223
100,000		Stifel Financial Corp	4.250	07/18/24	102,011
500,000		Synchrony Financial	4.375	03/19/24	509,280
250,000		Synchrony Financial	4.250	08/15/24	253,488
600,000		Synchrony Financial	4.500	07/23/25	612,035
30

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$300,000		Synchrony Financial	3.700%	08/04/26	$298,239
900,000		Synchrony Financial	3.950	12/01/27	891,333
500,000		Synchrony Financial	5.150	03/19/29	523,806
2,000,000		Synchrony Financial	2.875	10/28/31	1,773,235
1,000,000	e	Toronto-Dominion Bank	1.950	01/12/27	947,110
1,000,000		Toronto-Dominion Bank	2.800	03/10/27	982,021
1,000,000	e	Toronto-Dominion Bank	2.450	01/12/32	923,702
500,000		Toronto-Dominion Bank	3.200	03/10/32	492,072
1,000,000		Toyota Motor Credit Corp	0.500	08/14/23	975,998
500,000		Toyota Motor Credit Corp	3.450	09/20/23	506,715
400,000		Toyota Motor Credit Corp	3.350	01/08/24	405,661
1,000,000		Toyota Motor Credit Corp	0.450	01/11/24	965,773
1,000,000		Toyota Motor Credit Corp	2.000	10/07/24	981,284
3,000,000		Toyota Motor Credit Corp	1.800	02/13/25	2,912,289
1,500,000		Toyota Motor Credit Corp	3.400	04/14/25	1,514,553
1,000,000		Toyota Motor Credit Corp	0.800	10/16/25	927,643
1,000,000		Toyota Motor Credit Corp	0.800	01/09/26	925,092
4,000,000		Toyota Motor Credit Corp	1.125	06/18/26	3,710,563
1,000,000		Toyota Motor Credit Corp	1.900	01/13/27	950,702
1,000,000		Toyota Motor Credit Corp	3.050	03/22/27	998,331
1,000,000		Toyota Motor Credit Corp	1.150	08/13/27	906,012
300,000		Toyota Motor Credit Corp	3.050	01/11/28	297,597
2,000,000		Toyota Motor Credit Corp	1.900	04/06/28	1,856,273
400,000		Toyota Motor Credit Corp	3.650	01/08/29	408,480
650,000		Toyota Motor Credit Corp	2.150	02/13/30	602,856
225,000		Toyota Motor Credit Corp	3.375	04/01/30	225,754
1,000,000		Toyota Motor Credit Corp	1.650	01/10/31	874,055
1,000,000		Toyota Motor Credit Corp	1.900	09/12/31	886,320
1,000,000		Toyota Motor Credit Corp	2.400	01/13/32	922,488
500,000		Unilever Capital Corp	3.125	03/22/23	505,332
750,000		Unilever Capital Corp	0.375	09/14/23	730,880
300,000		Unilever Capital Corp	3.250	03/07/24	303,778
1,100,000		Unilever Capital Corp	2.600	05/05/24	1,102,962
1,000,000		Unilever Capital Corp	0.626	08/12/24	957,124
500,000		Unilever Capital Corp	3.375	03/22/25	509,314
450,000		Unilever Capital Corp	3.100	07/30/25	453,796
225,000		Unilever Capital Corp	2.000	07/28/26	216,683
800,000		Unilever Capital Corp	2.900	05/05/27	794,587
1,150,000		Unilever Capital Corp	3.500	03/22/28	1,177,501
1,000,000		Unilever Capital Corp	2.125	09/06/29	938,141
175,000		Unilever Capital Corp	1.375	09/14/30	151,185
200,000		Unilever Capital Corp	1.750	08/12/31	176,933
430,000		Unilever Capital Corp	5.900	11/15/32	527,725
500,000		Unilever Capital Corp	2.625	08/12/51	415,760
550,000		Voya Financial, Inc	3.650	06/15/26	552,766
200,000		Voya Financial, Inc	5.700	07/15/43	236,185
200,000		Voya Financial, Inc	4.800	06/15/46	219,373
		TOTAL DIVERSIFIED FINANCIALS			547,909,753

ENERGY - 1.7%
875,000		Baker Hughes a GE Co LLC	3.337	12/15/27	869,882
1,000,000		Baker Hughes a GE Co LLC	3.138	11/07/29	976,505
500,000		Baker Hughes a GE Co LLC	4.486	05/01/30	533,870
800,000		Baker Hughes a GE Co LLC	5.125	09/15/40	908,878
875,000		Baker Hughes a GE Co LLC	4.080	12/15/47	883,839
1,000,000		Baker Hughes Holdings LLC	2.061	12/15/26	952,594
31

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$200,000		Boardwalk Pipelines LP	3.375%	02/01/23	$201,008
475,000		Boardwalk Pipelines LP	5.950	06/01/26	512,825
450,000		Boardwalk Pipelines LP	4.450	07/15/27	459,104
500,000		Boardwalk Pipelines LP	4.800	05/03/29	517,095
1,000,000		Boardwalk Pipelines LP	3.400	02/15/31	945,738
800,000		BP Capital Markets America, Inc	3.790	02/06/24	813,877
1,000,000		BP Capital Markets America, Inc	3.194	04/06/25	1,007,188
700,000		BP Capital Markets America, Inc	3.796	09/21/25	721,222
1,800,000		BP Capital Markets America, Inc	3.410	02/11/26	1,820,048
150,000		BP Capital Markets America, Inc	3.119	05/04/26	149,708
200,000		BP Capital Markets America, Inc	3.017	01/16/27	199,455
500,000		BP Capital Markets America, Inc	3.588	04/14/27	507,401
750,000		BP Capital Markets America, Inc	3.937	09/21/28	776,245
1,300,000		BP Capital Markets America, Inc	4.234	11/06/28	1,365,171
1,000,000		BP Capital Markets America, Inc	3.633	04/06/30	1,018,262
1,000,000		BP Capital Markets America, Inc	1.749	08/10/30	884,421
2,000,000		BP Capital Markets America, Inc	2.721	01/12/32	1,882,205
1,000,000		BP Capital Markets America, Inc	3.060	06/17/41	896,075
2,000,000		BP Capital Markets America, Inc	3.000	02/24/50	1,727,482
950,000		BP Capital Markets America, Inc	2.772	11/10/50	793,105
2,500,000		BP Capital Markets America, Inc	2.939	06/04/51	2,133,855
1,000,000		BP Capital Markets America, Inc	3.001	03/17/52	861,444
2,500,000		BP Capital Markets America, Inc	3.379	02/08/61	2,222,551
700,000		BP Capital Markets plc	3.994	09/26/23	712,651
925,000		BP Capital Markets plc	3.814	02/10/24	944,285
675,000		BP Capital Markets plc	3.535	11/04/24	685,723
675,000		BP Capital Markets plc	3.506	03/17/25	687,850
925,000		BP Capital Markets plc	3.279	09/19/27	933,344
300,000		BP Capital Markets plc	3.723	11/28/28	307,042
600,000		Canadian Natural Resources Ltd	3.800	04/15/24	608,433
700,000		Canadian Natural Resources Ltd	3.900	02/01/25	709,036
750,000		Canadian Natural Resources Ltd	2.050	07/15/25	719,145
1,125,000		Canadian Natural Resources Ltd	3.850	06/01/27	1,137,512
750,000		Canadian Natural Resources Ltd	2.950	07/15/30	713,143
1,625,000		Canadian Natural Resources Ltd	6.250	03/15/38	1,941,759
800,000		Canadian Natural Resources Ltd	4.950	06/01/47	885,127
1,658,000		Cenovus Energy, Inc	5.375	07/15/25	1,748,320
200,000		Cenovus Energy, Inc	2.650	01/15/32	181,136
425,000		Cenovus Energy, Inc	3.750	02/15/52	380,070
425,000		Chevron Corp	2.895	03/03/24	429,856
2,750,000		Chevron Corp	1.554	05/11/25	2,653,086
400,000		Chevron Corp	3.326	11/17/25	405,656
2,475,000		Chevron Corp	2.954	05/16/26	2,484,784
2,225,000		Chevron Corp	1.995	05/11/27	2,135,296
600,000		Chevron Corp	2.236	05/11/30	567,387
1,000,000		Chevron Corp	3.078	05/11/50	944,027
775,000		Columbia Pipeline Group, Inc	4.500	06/01/25	799,751
300,000		Columbia Pipeline Group, Inc	5.800	06/01/45	352,862
2,800,000		ConocoPhillips Co	4.950	03/15/26	2,999,003
77,000		ConocoPhillips Co	4.150	11/15/34	78,687
1,700,000	g	ConocoPhillips Co	3.758	03/15/42	1,731,025
300,000		ConocoPhillips Co	4.300	11/15/44	324,641
850,000		ConocoPhillips Co	3.800	03/15/52	864,899
3,612,000	g	ConocoPhillips Co	4.025	03/15/62	3,661,935
500,000	g	Coterra Energy, Inc	4.375	06/01/24	510,048
525,000	g	Coterra Energy, Inc	3.900	05/15/27	528,823
32

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$300,000	g	Coterra Energy, Inc	4.375%	03/15/29	$312,599
885,000		Devon Energy Corp	5.600	07/15/41	1,021,292
700,000		Devon Energy Corp	4.750	05/15/42	739,701
1,100,000		Devon Energy Corp	5.000	06/15/45	1,197,602
425,000		Diamondback Energy, Inc	3.250	12/01/26	424,369
1,000,000		Diamondback Energy, Inc	3.500	12/01/29	990,566
650,000		Diamondback Energy, Inc	3.125	03/24/31	620,784
1,000,000		Diamondback Energy, Inc	4.400	03/24/51	1,014,448
450,000		Diamondback Energy, Inc	4.250	03/15/52	444,754
750,000	g	Eastern Gas Transmission & Storage, Inc	3.000	11/15/29	722,170
200,000	g	Eastern Gas Transmission & Storage, Inc	4.800	11/01/43	210,215
200,000	g	Eastern Gas Transmission & Storage, Inc	4.600	12/15/44	206,682
300,000		El Paso Corp	7.750	01/15/32	386,608
300,000		Enable Midstream Partners LP	3.900	05/15/24	301,773
200,000		Enable Midstream Partners LP	4.400	03/15/27	203,339
1,250,000		Enable Midstream Partners LP	4.950	05/15/28	1,294,561
500,000		Enable Midstream Partners LP	4.150	09/15/29	501,478
100,000		Enable Midstream Partners LP	5.000	05/15/44	97,877
1,200,000		Enbridge Energy Partners LP	5.875	10/15/25	1,296,640
300,000		Enbridge Energy Partners LP	5.500	09/15/40	340,617
200,000		Enbridge Energy Partners LP	7.375	10/15/45	277,330
300,000		Enbridge, Inc	4.000	10/01/23	304,662
250,000		Enbridge, Inc	2.500	01/15/25	245,632
1,500,000		Enbridge, Inc	1.600	10/04/26	1,386,305
100,000		Enbridge, Inc	4.250	12/01/26	103,630
100,000		Enbridge, Inc	3.700	07/15/27	101,304
500,000		Enbridge, Inc	3.125	11/15/29	484,547
1,500,000		Enbridge, Inc	2.500	08/01/33	1,331,813
300,000		Enbridge, Inc	4.500	06/10/44	303,454
925,000		Enbridge, Inc	5.500	12/01/46	1,108,940
1,000,000		Enbridge, Inc	4.000	11/15/49	977,727
2,000,000		Enbridge, Inc	3.400	08/01/51	1,772,488
200,000		Energy Transfer Operating LP	4.200	09/15/23	202,635
500,000		Energy Transfer Operating LP	4.900	02/01/24	513,288
2,775,000		Energy Transfer Operating LP	4.500	04/15/24	2,839,294
825,000		Energy Transfer Operating LP	4.050	03/15/25	836,694
400,000		Energy Transfer Operating LP	2.900	05/15/25	391,261
325,000		Energy Transfer Operating LP	4.750	01/15/26	337,740
250,000		Energy Transfer Operating LP	4.200	04/15/27	254,551
350,000		Energy Transfer Operating LP	4.950	06/15/28	367,584
2,600,000		Energy Transfer Operating LP	5.250	04/15/29	2,774,477
3,125,000		Energy Transfer Operating LP	3.750	05/15/30	3,074,245
400,000		Energy Transfer Operating LP	4.900	03/15/35	404,294
500,000		Energy Transfer Operating LP	5.800	06/15/38	540,899
140,000		Energy Transfer Operating LP	7.500	07/01/38	172,528
650,000		Energy Transfer Operating LP	6.500	02/01/42	747,068
200,000		Energy Transfer Operating LP	5.150	02/01/43	196,471
200,000		Energy Transfer Operating LP	5.950	10/01/43	213,452
550,000		Energy Transfer Operating LP	5.150	03/15/45	555,048
625,000		Energy Transfer Operating LP	6.125	12/15/45	689,220
500,000		Energy Transfer Operating LP	5.300	04/15/47	513,819
1,025,000		Energy Transfer Operating LP	6.000	06/15/48	1,136,209
2,750,000		Energy Transfer Operating LP	6.250	04/15/49	3,155,560
2,175,000		Energy Transfer Operating LP	5.000	05/15/50	2,200,750
950,000		Enterprise Products Operating LLC	3.900	02/15/24	967,420
225,000		Enterprise Products Operating LLC	3.750	02/15/25	229,036
33

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$450,000	Enterprise Products Operating LLC	3.700%	02/15/26	$455,762
3,065,000	Enterprise Products Operating LLC	3.950	02/15/27	3,140,252
725,000	Enterprise Products Operating LLC	4.150	10/16/28	753,914
450,000	Enterprise Products Operating LLC	3.125	07/31/29	441,884
2,250,000	Enterprise Products Operating LLC	2.800	01/31/30	2,162,729
480,000	Enterprise Products Operating LLC	6.125	10/15/39	578,633
175,000	Enterprise Products Operating LLC	5.950	02/01/41	207,465
525,000	Enterprise Products Operating LLC	4.850	08/15/42	556,193
325,000	Enterprise Products Operating LLC	4.450	02/15/43	327,295
1,775,000	Enterprise Products Operating LLC	4.850	03/15/44	1,880,444
775,000	Enterprise Products Operating LLC	5.100	02/15/45	844,995
500,000	Enterprise Products Operating LLC	4.900	05/15/46	540,262
675,000	Enterprise Products Operating LLC	4.250	02/15/48	677,698
2,475,000	Enterprise Products Operating LLC	4.800	02/01/49	2,639,816
950,000	Enterprise Products Operating LLC	4.200	01/31/50	942,659
775,000	Enterprise Products Operating LLC	3.700	01/31/51	709,121
1,000,000	Enterprise Products Operating LLC	3.200	02/15/52	843,722
425,000	Enterprise Products Operating LLC	3.300	02/15/53	362,594
200,000	Enterprise Products Operating LLC	4.950	10/15/54	217,409
1,625,000	Enterprise Products Operating LLC	3.950	01/31/60	1,510,760
200,000	Enterprise Products Operating LLC	4.875	08/16/77	178,931
700,000	Enterprise Products Operating LLC	5.250	08/16/77	658,079
400,000	Enterprise Products Operating LLC	5.375	02/15/78	371,656
1,025,000	EOG Resources, Inc	2.625	03/15/23	1,027,121
475,000	EOG Resources, Inc	4.150	01/15/26	491,843
500,000	EOG Resources, Inc	4.375	04/15/30	541,353
200,000	EOG Resources, Inc	3.900	04/01/35	205,328
200,000	EOG Resources, Inc	5.100	01/15/36	223,255
500,000	EOG Resources, Inc	4.950	04/15/50	611,947
475,000	Equinor ASA	2.650	01/15/24	476,007
150,000	Equinor ASA	3.700	03/01/24	152,981
500,000	Equinor ASA	3.250	11/10/24	504,527
500,000	Equinor ASA	2.875	04/06/25	500,047
400,000	Equinor ASA	1.750	01/22/26	383,014
500,000	Equinor ASA	3.000	04/06/27	497,698
1,500,000	Equinor ASA	3.625	09/10/28	1,525,719
300,000	Equinor ASA	3.125	04/06/30	298,816
1,175,000	Equinor ASA	2.375	05/22/30	1,109,049
300,000	Equinor ASA	3.625	04/06/40	301,712
200,000	Equinor ASA	5.100	08/17/40	236,349
400,000	Equinor ASA	4.250	11/23/41	430,568
300,000	Equinor ASA	3.950	05/15/43	309,560
1,300,000	Equinor ASA	4.800	11/08/43	1,496,441
750,000	Equinor ASA	3.250	11/18/49	706,380
1,300,000	Equinor ASA	3.700	04/06/50	1,315,029
175,000	Exxon Mobil Corp	3.176	03/15/24	177,449
1,000,000	Exxon Mobil Corp	2.019	08/16/24	990,013
850,000	Exxon Mobil Corp	2.709	03/06/25	849,329
3,000,000	Exxon Mobil Corp	2.992	03/19/25	3,013,414
4,177,000	Exxon Mobil Corp	3.043	03/01/26	4,215,537
1,000,000	Exxon Mobil Corp	2.275	08/16/26	980,779
750,000	Exxon Mobil Corp	3.294	03/19/27	764,332
1,000,000	Exxon Mobil Corp	2.440	08/16/29	957,758
750,000	Exxon Mobil Corp	3.482	03/19/30	769,706
750,000	Exxon Mobil Corp	2.610	10/15/30	722,895
1,000,000	Exxon Mobil Corp	2.995	08/16/39	927,094
34

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,750,000		Exxon Mobil Corp	4.227%	03/19/40	$1,881,754
500,000		Exxon Mobil Corp	3.567	03/06/45	484,519
1,225,000		Exxon Mobil Corp	4.114	03/01/46	1,316,645
1,400,000		Exxon Mobil Corp	3.095	08/16/49	1,280,652
2,100,000		Exxon Mobil Corp	4.327	03/19/50	2,341,311
2,800,000		Exxon Mobil Corp	3.452	04/15/51	2,714,304
7,000		Halliburton Co	3.500	08/01/23	7,063
75,000		Halliburton Co	3.800	11/15/25	76,592
1,000,000	e	Halliburton Co	2.920	03/01/30	966,703
500,000		Halliburton Co	4.850	11/15/35	537,204
125,000		Halliburton Co	6.700	09/15/38	156,971
125,000		Halliburton Co	7.450	09/15/39	167,318
750,000		Halliburton Co	4.750	08/01/43	784,736
2,825,000		Halliburton Co	5.000	11/15/45	3,063,087
1,000,000	g	Helmerich & Payne, Inc	2.900	09/29/31	914,400
200,000		Hess Corp	3.500	07/15/24	201,239
2,100,000		Hess Corp	4.300	04/01/27	2,154,773
200,000		Hess Corp	6.000	01/15/40	232,866
1,190,000		Hess Corp	5.600	02/15/41	1,337,141
900,000		Hess Corp	5.800	04/01/47	1,070,797
500,000		HollyFrontier Corp	2.625	10/01/23	494,894
200,000		HollyFrontier Corp	5.875	04/01/26	208,228
500,000		HollyFrontier Corp	4.500	10/01/30	487,370
825,000		Husky Energy, Inc	4.400	04/15/29	856,213
130,000		Husky Energy, Inc	6.800	09/15/37	159,276
300,000		Kinder Morgan Energy Partners LP	4.150	02/01/24	305,519
500,000		Kinder Morgan Energy Partners LP	4.250	09/01/24	511,933
300,000		Kinder Morgan Energy Partners LP	6.950	01/15/38	375,168
535,000		Kinder Morgan Energy Partners LP	6.500	09/01/39	631,454
400,000		Kinder Morgan Energy Partners LP	4.700	11/01/42	399,018
500,000		Kinder Morgan Energy Partners LP	5.000	03/01/43	514,268
400,000		Kinder Morgan Energy Partners LP	5.500	03/01/44	434,965
200,000		Kinder Morgan Energy Partners LP	5.400	09/01/44	215,294
2,525,000		Kinder Morgan, Inc	4.300	06/01/25	2,593,411
1,500,000		Kinder Morgan, Inc	1.750	11/15/26	1,393,747
2,825,000		Kinder Morgan, Inc	4.300	03/01/28	2,927,390
450,000	e	Kinder Morgan, Inc	2.000	02/15/31	393,477
3,300,000		Kinder Morgan, Inc	5.300	12/01/34	3,616,726
1,600,000		Kinder Morgan, Inc	5.550	06/01/45	1,788,710
2,325,000		Kinder Morgan, Inc	5.200	03/01/48	2,526,928
500,000		Kinder Morgan, Inc	3.250	08/01/50	415,054
2,500,000		Kinder Morgan, Inc	3.600	02/15/51	2,219,693
900,000		Magellan Midstream Partners LP	5.000	03/01/26	948,034
475,000		Magellan Midstream Partners LP	3.250	06/01/30	462,349
225,000		Magellan Midstream Partners LP	4.250	09/15/46	221,708
425,000		Magellan Midstream Partners LP	4.200	10/03/47	410,019
525,000		Magellan Midstream Partners LP	4.850	02/01/49	559,560
1,500,000		Magellan Midstream Partners LP	3.950	03/01/50	1,418,916
1,475,000		Marathon Oil Corp	4.400	07/15/27	1,520,567
505,000		Marathon Oil Corp	6.600	10/01/37	613,984
600,000		Marathon Oil Corp	5.200	06/01/45	649,884
2,175,000		Marathon Petroleum Corp	3.625	09/15/24	2,190,956
500,000		Marathon Petroleum Corp	4.700	05/01/25	519,587
200,000		Marathon Petroleum Corp	3.800	04/01/28	201,244
800,000		Marathon Petroleum Corp	6.500	03/01/41	985,719
450,000		Marathon Petroleum Corp	4.750	09/15/44	457,563
35

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$250,000	Marathon Petroleum Corp	5.850%	12/15/45	$278,066
600,000	Marathon Petroleum Corp	4.500	04/01/48	601,505
200,000	Marathon Petroleum Corp	5.000	09/15/54	203,934
200,000	MPLX LP	3.500	12/01/22	201,592
175,000	MPLX LP	3.375	03/15/23	176,309
1,000,000	MPLX LP	4.875	12/01/24	1,035,662
2,500,000	MPLX LP	4.875	06/01/25	2,590,003
2,800,000	MPLX LP	1.750	03/01/26	2,623,682
100,000	MPLX LP	4.125	03/01/27	102,257
150,000	MPLX LP	4.250	12/01/27	154,915
475,000	MPLX LP	4.000	03/15/28	483,186
1,200,000	MPLX LP	4.800	02/15/29	1,277,616
1,125,000	MPLX LP	2.650	08/15/30	1,030,861
975,000	MPLX LP	4.500	04/15/38	996,205
375,000	MPLX LP	5.200	03/01/47	402,103
700,000	MPLX LP	5.200	12/01/47	742,621
825,000	MPLX LP	4.700	04/15/48	831,102
850,000	MPLX LP	5.500	02/15/49	941,400
1,600,000	MPLX LP	4.900	04/15/58	1,610,388
500,000	National Oilwell Varco, Inc	3.600	12/01/29	491,530
800,000	National Oilwell Varco, Inc	3.950	12/01/42	703,178
175,000	ONEOK, Inc	2.750	09/01/24	173,911
100,000	ONEOK, Inc	5.850	01/15/26	107,477
1,300,000	ONEOK, Inc	4.000	07/13/27	1,310,942
725,000	ONEOK, Inc	4.550	07/15/28	744,943
325,000	ONEOK, Inc	4.350	03/15/29	331,845
500,000	ONEOK, Inc	3.400	09/01/29	480,831
500,000	ONEOK, Inc	3.100	03/15/30	468,623
175,000	ONEOK, Inc	6.350	01/15/31	202,382
675,000	ONEOK, Inc	4.950	07/13/47	679,648
1,350,000	ONEOK, Inc	5.200	07/15/48	1,436,657
1,000,000	ONEOK, Inc	4.450	09/01/49	959,645
500,000	ONEOK, Inc	4.500	03/15/50	478,266
300,000	ONEOK, Inc	7.150	01/15/51	381,045
30,000	Petroleos Mexicanos	1.700	12/20/22	29,962
30,000	Petroleos Mexicanos	2.000	12/20/22	30,003
500,000	Phillips 66	3.700	04/06/23	506,952
675,000	Phillips 66	0.900	02/15/24	653,199
1,000,000	Phillips 66	3.850	04/09/25	1,020,269
925,000	Phillips 66	1.300	02/15/26	864,386
1,000,000	Phillips 66	3.900	03/15/28	1,016,545
738,000	Phillips 66	4.650	11/15/34	787,594
125,000	Phillips 66	5.875	05/01/42	154,067
2,375,000	Phillips 66	4.875	11/15/44	2,631,192
825,000	Phillips 66	3.300	03/15/52	726,205
500,000	Phillips 66 Partners LP	2.450	12/15/24	491,353
100,000	Phillips 66 Partners LP	3.550	10/01/26	99,933
675,000	Phillips 66 Partners LP	3.750	03/01/28	677,253
500,000	Phillips 66 Partners LP	3.150	12/15/29	482,245
425,000	Phillips 66 Partners LP	4.680	02/15/45	452,503
350,000	Phillips 66 Partners LP	4.900	10/01/46	384,438
2,000,000	Pioneer Natural Resources Co	1.125	01/15/26	1,854,785
1,500,000	Pioneer Natural Resources Co	1.900	08/15/30	1,329,693
750,000	Pioneer Natural Resources Co	2.150	01/15/31	675,885
200,000	Plains All American Pipeline LP	2.850	01/31/23	199,777
400,000	Plains All American Pipeline LP	3.850	10/15/23	403,396
36

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$575,000		Plains All American Pipeline LP	3.600%	11/01/24	$576,768
1,025,000		Plains All American Pipeline LP	4.650	10/15/25	1,053,100
2,075,000		Plains All American Pipeline LP	4.500	12/15/26	2,132,568
1,450,000		Plains All American Pipeline LP	3.550	12/15/29	1,401,282
1,000,000		Plains All American Pipeline LP	3.800	09/15/30	980,881
100,000		Plains All American Pipeline LP	6.650	01/15/37	113,450
250,000		Plains All American Pipeline LP	5.150	06/01/42	241,988
300,000		Plains All American Pipeline LP	4.700	06/15/44	281,492
300,000		Plains All American Pipeline LP	4.900	02/15/45	287,618
675,000		Sabine Pass Liquefaction LLC	5.625	04/15/23	690,625
690,000		Sabine Pass Liquefaction LLC	5.750	05/15/24	722,180
1,775,000		Sabine Pass Liquefaction LLC	5.625	03/01/25	1,876,705
275,000		Sabine Pass Liquefaction LLC	5.875	06/30/26	297,296
2,675,000		Sabine Pass Liquefaction LLC	5.000	03/15/27	2,828,984
550,000		Sabine Pass Liquefaction LLC	4.200	03/15/28	564,787
1,500,000		Sabine Pass Liquefaction LLC	4.500	05/15/30	1,568,651
1,000,000		Schlumberger Investment S.A.	3.650	12/01/23	1,016,148
1,500,000		Schlumberger Investment S.A.	2.650	06/26/30	1,420,265
1,000,000		Shell International Finance BV	0.375	09/15/23	974,083
5,075,000		Shell International Finance BV	3.250	05/11/25	5,130,072
2,075,000		Shell International Finance BV	2.875	05/10/26	2,079,202
925,000		Shell International Finance BV	2.500	09/12/26	911,847
1,225,000		Shell International Finance BV	3.875	11/13/28	1,274,577
3,000,000		Shell International Finance BV	2.375	11/07/29	2,841,546
2,500,000		Shell International Finance BV	2.750	04/06/30	2,424,983
500,000		Shell International Finance BV	4.125	05/11/35	528,473
350,000		Shell International Finance BV	6.375	12/15/38	462,865
100,000		Shell International Finance BV	5.500	03/25/40	123,039
1,500,000		Shell International Finance BV	2.875	11/26/41	1,347,393
1,200,000		Shell International Finance BV	4.550	08/12/43	1,333,482
2,025,000		Shell International Finance BV	4.375	05/11/45	2,184,442
650,000		Shell International Finance BV	4.000	05/10/46	677,704
3,180,000		Shell International Finance BV	3.750	09/12/46	3,213,574
1,500,000		Shell International Finance BV	3.125	11/07/49	1,364,104
1,500,000		Shell International Finance BV	3.250	04/06/50	1,407,099
1,000,000		Shell International Finance BV	3.000	11/26/51	895,047
200,000		Spectra Energy Partners LP	4.750	03/15/24	205,797
400,000		Spectra Energy Partners LP	3.500	03/15/25	402,246
1,100,000		Spectra Energy Partners LP	3.375	10/15/26	1,100,417
200,000		Spectra Energy Partners LP	5.950	09/25/43	242,125
600,000		Spectra Energy Partners LP	4.500	03/15/45	612,770
500,000		Suncor Energy, Inc	2.800	05/15/23	500,738
500,000		Suncor Energy, Inc	3.100	05/15/25	496,631
250,000		Suncor Energy, Inc	6.800	05/15/38	322,023
1,625,000		Suncor Energy, Inc	6.500	06/15/38	2,048,403
1,550,000		Suncor Energy, Inc	4.000	11/15/47	1,551,626
1,000,000		Suncor Energy, Inc	3.750	03/04/51	959,680
300,000		Sunoco Logistics Partners Operations LP	4.250	04/01/24	305,823
200,000		Sunoco Logistics Partners Operations LP	5.950	12/01/25	214,185
400,000		Sunoco Logistics Partners Operations LP	3.900	07/15/26	402,147
100,000		Sunoco Logistics Partners Operations LP	6.100	02/15/42	108,911
300,000		Sunoco Logistics Partners Operations LP	5.300	04/01/44	308,205
200,000		Sunoco Logistics Partners Operations LP	5.350	05/15/45	205,849
1,225,000		Sunoco Logistics Partners Operations LP	5.400	10/01/47	1,282,491
350,000	h	Targa Resources Corp	4.200	02/01/33	353,193
575,000	h	Targa Resources Corp	4.950	04/15/52	585,817
37

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$300,000		Total Capital Canada Ltd	2.750%	07/15/23	$301,235
750,000		Total Capital International S.A.	3.700	01/15/24	762,727
450,000		Total Capital International S.A.	3.750	04/10/24	458,207
500,000		Total Capital International S.A.	2.434	01/10/25	496,718
900,000		Total Capital International S.A.	3.455	02/19/29	914,115
1,300,000		Total Capital International S.A.	2.829	01/10/30	1,269,837
775,000		Total Capital International S.A.	2.986	06/29/41	706,097
500,000		Total Capital International S.A.	3.461	07/12/49	481,362
1,500,000		Total Capital International S.A.	3.127	05/29/50	1,368,494
1,000,000		Total Capital International S.A.	3.386	06/29/60	923,161
1,125,000		Total Capital S.A.	3.883	10/11/28	1,168,929
1,225,000		TransCanada PipeLines Ltd	4.875	01/15/26	1,287,563
4,000,000		TransCanada PipeLines Ltd	4.100	04/15/30	4,130,280
1,000,000		TransCanada PipeLines Ltd	2.500	10/12/31	906,501
1,925,000		TransCanada PipeLines Ltd	4.625	03/01/34	2,054,076
100,000		TransCanada PipeLines Ltd	6.200	10/15/37	122,243
500,000		TransCanada PipeLines Ltd	4.750	05/15/38	539,376
200,000		TransCanada PipeLines Ltd	7.625	01/15/39	279,226
125,000		TransCanada PipeLines Ltd	6.100	06/01/40	153,414
1,200,000		TransCanada PipeLines Ltd	5.000	10/16/43	1,323,155
750,000		TransCanada PipeLines Ltd	4.875	05/15/48	840,919
1,425,000		TransCanada PipeLines Ltd	5.100	03/15/49	1,659,683
700,000		Transcontinental Gas Pipe Line Co LLC	7.850	02/01/26	802,449
1,200,000		Transcontinental Gas Pipe Line Co LLC	4.000	03/15/28	1,227,482
500,000		Transcontinental Gas Pipe Line Co LLC	3.250	05/15/30	487,609
850,000		Transcontinental Gas Pipe Line Co LLC	4.600	03/15/48	906,826
500,000		Transcontinental Gas Pipe Line Co LLC	3.950	05/15/50	486,196
5,525,000		Vale Overseas Ltd	6.250	08/10/26	6,064,793
1,000,000		Vale Overseas Ltd	3.750	07/08/30	965,000
150,000		Vale Overseas Ltd	8.250	01/17/34	195,375
1,164,000		Vale Overseas Ltd	6.875	11/21/36	1,404,087
306,000		Valero Energy Corp	2.850	04/15/25	302,338
750,000	e	Valero Energy Corp	2.150	09/15/27	701,381
500,000		Valero Energy Corp	4.350	06/01/28	518,928
2,075,000		Valero Energy Corp	4.000	04/01/29	2,116,429
1,500,000		Valero Energy Corp	2.800	12/01/31	1,384,427
455,000		Valero Energy Corp	7.500	04/15/32	574,296
850,000		Valero Energy Corp	6.625	06/15/37	1,051,457
300,000		Valero Energy Corp	4.900	03/15/45	318,077
1,500,000		Valero Energy Corp	3.650	12/01/51	1,323,777
1,000,000		Valero Energy Corp	4.000	06/01/52	939,802
300,000		Valero Energy Partners LP	4.500	03/15/28	307,307
3,500,000		Williams Cos, Inc	2.600	03/15/31	3,222,838
1,500,000		Williams Cos, Inc	3.500	10/15/51	1,312,919
300,000		Williams Partners LP	4.500	11/15/23	306,239
150,000		Williams Partners LP	3.900	01/15/25	152,114
925,000		Williams Partners LP	4.000	09/15/25	941,135
1,300,000		Williams Partners LP	3.750	06/15/27	1,314,203
300,000		Williams Partners LP	6.300	04/15/40	361,659
300,000		Williams Partners LP	5.800	11/15/43	342,390
300,000		Williams Partners LP	5.400	03/04/44	329,400
1,000,000		Williams Partners LP	4.900	01/15/45	1,043,917
225,000		Williams Partners LP	5.100	09/15/45	243,794
1,700,000		Williams Partners LP	4.850	03/01/48	1,813,836
		TOTAL ENERGY			367,134,229
38

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

FOOD & STAPLES RETAILING - 0.2%
$400,000		Costco Wholesale Corp	2.750%	05/18/24	$402,855
625,000		Costco Wholesale Corp	3.000	05/18/27	628,818
475,000		Costco Wholesale Corp	1.375	06/20/27	441,478
725,000		Costco Wholesale Corp	1.600	04/20/30	649,616
1,800,000		Costco Wholesale Corp	1.750	04/20/32	1,594,091
69,000		Delhaize Group S.A.	5.700	10/01/40	82,966
200,000		Kroger Co	3.850	08/01/23	202,950
300,000		Kroger Co	4.000	02/01/24	305,726
100,000		Kroger Co	3.500	02/01/26	101,000
1,275,000		Kroger Co	2.650	10/15/26	1,242,951
175,000		Kroger Co	3.700	08/01/27	179,657
1,150,000		Kroger Co	4.500	01/15/29	1,224,416
250,000		Kroger Co	2.200	05/01/30	228,229
1,500,000		Kroger Co	1.700	01/15/31	1,301,289
100,000		Kroger Co	6.900	04/15/38	131,684
250,000		Kroger Co	5.000	04/15/42	277,367
300,000		Kroger Co	5.150	08/01/43	348,320
300,000		Kroger Co	3.875	10/15/46	294,889
900,000		Kroger Co	4.450	02/01/47	956,469
700,000		Kroger Co	4.650	01/15/48	762,717
300,000		Kroger Co	5.400	01/15/49	359,609
500,000		Kroger Co	3.950	01/15/50	505,803
125,000		SYSCO Corp	3.750	10/01/25	126,883
350,000		SYSCO Corp	3.300	07/15/26	351,558
1,000,000		SYSCO Corp	2.400	02/15/30	929,927
332,000		SYSCO Corp	5.950	04/01/30	385,110
400,000		SYSCO Corp	2.450	12/14/31	366,738
300,000		SYSCO Corp	4.850	10/01/45	319,046
500,000		SYSCO Corp	4.500	04/01/46	519,114
250,000		SYSCO Corp	4.450	03/15/48	259,256
550,000		SYSCO Corp	3.300	02/15/50	480,509
905,000		SYSCO Corp	6.600	04/01/50	1,216,329
675,000		SYSCO Corp	3.150	12/14/51	575,665
622,000		Walgreens Boots Alliance, Inc	3.450	06/01/26	625,160
750,000	e	Walgreens Boots Alliance, Inc	3.200	04/15/30	731,162
1,400,000		Walgreens Boots Alliance, Inc	4.500	11/18/34	1,441,263
525,000		Walgreens Boots Alliance, Inc	4.650	06/01/46	549,582
750,000		Walgreens Boots Alliance, Inc	4.100	04/15/50	730,563
1,475,000		Walmart, Inc	2.550	04/11/23	1,483,835
1,100,000		Walmart, Inc	3.400	06/26/23	1,118,745
1,250,000		Walmart, Inc	3.300	04/22/24	1,271,037
500,000		Walmart, Inc	1.050	09/17/26	465,529
1,000,000		Walmart, Inc	1.500	09/22/28	918,155
21,000		Walmart, Inc	2.375	09/24/29	20,290
1,750,000		Walmart, Inc	1.800	09/22/31	1,591,945
825,000		Walmart, Inc	2.500	09/22/41	732,779
1,500,000		Walmart, Inc	2.650	09/22/51	1,333,402
		TOTAL FOOD & STAPLES RETAILING			30,766,482

FOOD, BEVERAGE & TOBACCO - 0.9%
300,000		Altria Group, Inc	2.350	05/06/25	291,377
727,000		Altria Group, Inc	4.400	02/14/26	751,994
700,000	e	Altria Group, Inc	2.625	09/16/26	675,349
800,000		Altria Group, Inc	3.400	05/06/30	769,390
1,175,000		Altria Group, Inc	2.450	02/04/32	1,021,392
39

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$800,000		Altria Group, Inc	5.800%	02/14/39	$862,241
1,500,000		Altria Group, Inc	3.400	02/04/41	1,230,969
925,000		Altria Group, Inc	4.250	08/09/42	824,177
300,000		Altria Group, Inc	4.500	05/02/43	273,124
775,000		Altria Group, Inc	5.375	01/31/44	801,027
900,000		Altria Group, Inc	3.875	09/16/46	762,069
1,875,000		Altria Group, Inc	5.950	02/14/49	2,029,788
1,000,000		Altria Group, Inc	4.450	05/06/50	907,450
1,000,000		Altria Group, Inc	3.700	02/04/51	807,731
1,000,000	e	Altria Group, Inc	4.000	02/04/61	838,058
1,125,000		Anheuser-Busch InBev Finance, Inc	4.625	02/01/44	1,198,714
625,000		Anheuser-Busch InBev Worldwide, Inc	4.900	01/23/31	693,823
1,700,000		Anheuser-Busch InBev Worldwide, Inc	4.375	04/15/38	1,786,313
100,000		Anheuser-Busch InBev Worldwide, Inc	8.200	01/15/39	147,742
2,675,000		Anheuser-Busch InBev Worldwide, Inc	5.450	01/23/39	3,123,797
500,000		Anheuser-Busch InBev Worldwide, Inc	4.350	06/01/40	520,321
150,000		Anheuser-Busch InBev Worldwide, Inc	4.950	01/15/42	165,603
425,000		Anheuser-Busch InBev Worldwide, Inc	4.600	04/15/48	458,691
1,764,000		Anheuser-Busch InBev Worldwide, Inc	4.439	10/06/48	1,846,554
2,025,000		Anheuser-Busch InBev Worldwide, Inc	5.550	01/23/49	2,469,033
5,441,000		Anheuser-Busch InBev Worldwide, Inc	4.500	06/01/50	5,813,394
1,725,000		Anheuser-Busch InBev Worldwide, Inc	4.750	04/15/58	1,870,542
2,150,000		Anheuser-Busch InBev Worldwide, Inc	5.800	01/23/59	2,713,415
500,000		Anheuser-Busch InBev Worldwide, Inc	4.600	06/01/60	531,424
3,075,000		Archer-Daniels-Midland Co	2.500	08/11/26	3,019,135
1,500,000		Archer-Daniels-Midland Co	3.250	03/27/30	1,511,850
500,000		Archer-Daniels-Midland Co	2.900	03/01/32	489,317
800,000		Archer-Daniels-Midland Co	4.500	03/15/49	933,431
1,000,000		Archer-Daniels-Midland Co	2.700	09/15/51	881,901
4,950,000		BAT Capital Corp	3.222	08/15/24	4,948,188
500,000		BAT Capital Corp	2.789	09/06/24	493,431
3,525,000		BAT Capital Corp	3.557	08/15/27	3,430,705
400,000		BAT Capital Corp	2.259	03/25/28	358,909
275,000		BAT Capital Corp	4.906	04/02/30	283,263
650,000		BAT Capital Corp	2.726	03/25/31	572,844
1,400,000		BAT Capital Corp	4.390	08/15/37	1,301,884
475,000		BAT Capital Corp	3.734	09/25/40	389,180
2,625,000		BAT Capital Corp	4.540	08/15/47	2,342,516
900,000		BAT Capital Corp	4.758	09/06/49	827,250
500,000		BAT Capital Corp	5.282	04/02/50	494,571
1,000,000		BAT Capital Corp	3.984	09/25/50	810,388
5,000,000		BAT International Finance plc	1.668	03/25/26	4,588,040
500,000		BAT International Finance plc	4.448	03/16/28	501,063
200,000		Brown-Forman Corp	3.500	04/15/25	202,778
200,000		Brown-Forman Corp	4.000	04/15/38	204,808
200,000		Brown-Forman Corp	4.500	07/15/45	216,897
500,000		Bunge Ltd	1.630	08/17/25	473,604
125,000		Bunge Ltd	3.250	08/15/26	124,365
500,000		Bunge Ltd	3.750	09/25/27	502,622
1,500,000		Bunge Ltd	2.750	05/14/31	1,379,908
215,000		Campbell Soup Co	3.650	03/15/23	217,524
500,000		Campbell Soup Co	3.950	03/15/25	508,789
725,000		Campbell Soup Co	4.150	03/15/28	742,823
500,000		Campbell Soup Co	2.375	04/24/30	455,948
800,000		Campbell Soup Co	4.800	03/15/48	868,506
500,000		Campbell Soup Co	3.125	04/24/50	416,139
40

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$300,000	Coca-Cola Bottling Co Consolidated	3.800%	11/25/25	$307,584
800,000	Coca-Cola Co	1.750	09/06/24	791,783
1,000,000	Coca-Cola Co	1.450	06/01/27	937,999
1,000,000	Coca-Cola Co	1.500	03/05/28	919,647
2,000,000	Coca-Cola Co	1.000	03/15/28	1,787,247
600,000	Coca-Cola Co	2.125	09/06/29	565,236
300,000	Coca-Cola Co	3.450	03/25/30	308,355
800,000	Coca-Cola Co	1.650	06/01/30	717,606
1,500,000	Coca-Cola Co	2.000	03/05/31	1,372,680
2,000,000	Coca-Cola Co	1.375	03/15/31	1,732,905
2,000,000	Coca-Cola Co	2.250	01/05/32	1,865,079
725,000	Coca-Cola Co	2.500	06/01/40	644,006
1,000,000	Coca-Cola Co	2.875	05/05/41	923,464
1,500,000	Coca-Cola Co	2.600	06/01/50	1,281,299
1,500,000	Coca-Cola Co	3.000	03/05/51	1,380,913
1,000,000	Coca-Cola Co	2.750	06/01/60	846,897
1,500,000	Coca-Cola Femsa SAB de C.V.	2.750	01/22/30	1,435,545
200,000	Coca-Cola Femsa SAB de C.V.	5.250	11/26/43	226,045
475,000	ConAgra Brands, Inc	0.500	08/11/23	459,804
1,000,000	ConAgra Brands, Inc	4.300	05/01/24	1,027,524
450,000	ConAgra Brands, Inc	4.600	11/01/25	465,881
500,000	ConAgra Brands, Inc	1.375	11/01/27	443,719
100,000	ConAgra Brands, Inc	7.000	10/01/28	118,034
1,575,000	ConAgra Brands, Inc	4.850	11/01/28	1,665,784
750,000	ConAgra Brands, Inc	5.300	11/01/38	824,492
750,000	ConAgra Brands, Inc	5.400	11/01/48	861,141
2,275,000	Constellation Brands, Inc	4.250	05/01/23	2,317,015
100,000	Constellation Brands, Inc	4.400	11/15/25	103,186
750,000	Constellation Brands, Inc	3.700	12/06/26	756,525
300,000	Constellation Brands, Inc	3.500	05/09/27	300,571
700,000	Constellation Brands, Inc	3.600	02/15/28	694,720
300,000	Constellation Brands, Inc	4.650	11/15/28	316,393
1,000,000	Constellation Brands, Inc	3.150	08/01/29	965,619
100,000	Constellation Brands, Inc	2.875	05/01/30	93,799
425,000	Constellation Brands, Inc	2.250	08/01/31	374,232
300,000	Constellation Brands, Inc	4.100	02/15/48	289,138
300,000	Constellation Brands, Inc	5.250	11/15/48	335,268
1,250,000	Constellation Brands, Inc	3.750	05/01/50	1,157,727
750,000	Diageo Capital plc	2.125	10/24/24	737,273
500,000	Diageo Capital plc	1.375	09/29/25	473,496
425,000	Diageo Capital plc	3.875	05/18/28	437,273
1,033,000	Diageo Capital plc	2.000	04/29/30	941,941
1,900,000	Diageo Capital plc	2.125	04/29/32	1,713,822
200,000	Diageo Capital plc	5.875	09/30/36	251,352
400,000	Diageo Capital plc	3.875	04/29/43	410,528
100,000	Flowers Foods, Inc	3.500	10/01/26	100,857
400,000	Flowers Foods, Inc	2.400	03/15/31	358,829
200,000	Fomento Economico Mexicano SAB de C.V.	2.875	05/10/23	200,392
300,000	Fomento Economico Mexicano SAB de C.V.	4.375	05/10/43	314,517
2,500,000	Fomento Economico Mexicano SAB de C.V.	3.500	01/16/50	2,312,200
200,000	General Mills, Inc	3.700	10/17/23	203,234
500,000	General Mills, Inc	3.650	02/15/24	507,361
150,000	General Mills, Inc	4.000	04/17/25	153,110
800,000	General Mills, Inc	3.200	02/10/27	793,332
3,800,000	General Mills, Inc	4.200	04/17/28	3,967,758
100,000	General Mills, Inc	2.875	04/15/30	96,063
41

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,000,000		General Mills, Inc	2.250%	10/14/31	$897,051
951,000		General Mills, Inc	3.000	02/01/51	819,355
300,000		Hershey Co	2.050	11/15/24	296,059
500,000		Hershey Co	0.900	06/01/25	470,707
300,000		Hershey Co	2.450	11/15/29	289,169
500,000		Hershey Co	1.700	06/01/30	449,864
300,000		Hershey Co	3.375	08/15/46	290,936
300,000		Hershey Co	3.125	11/15/49	277,008
100,000		Hershey Co	2.650	06/01/50	84,953
1,500,000		Hormel Foods Corp	1.700	06/03/28	1,379,438
1,500,000		Hormel Foods Corp	1.800	06/11/30	1,344,278
500,000		Hormel Foods Corp	3.050	06/03/51	448,880
300,000		Ingredion, Inc	3.200	10/01/26	297,621
750,000		Ingredion, Inc	3.900	06/01/50	720,901
425,000		J M Smucker Co	2.125	03/15/32	371,092
550,000		J M Smucker Co	2.750	09/15/41	447,965
1,475,000		JM Smucker Co	3.500	03/15/25	1,493,372
200,000		JM Smucker Co	3.375	12/15/27	199,772
150,000		JM Smucker Co	2.375	03/15/30	137,398
300,000		JM Smucker Co	4.250	03/15/35	306,794
300,000		JM Smucker Co	4.375	03/15/45	303,489
400,000		JM Smucker Co	3.550	03/15/50	361,599
417,000		Kellogg Co	2.650	12/01/23	417,095
1,800,000		Kellogg Co	3.250	04/01/26	1,805,355
200,000		Kellogg Co	3.400	11/15/27	199,590
800,000		Kellogg Co	4.300	05/15/28	827,846
275,000		Kellogg Co	2.100	06/01/30	246,819
150,000		Kellogg Co	4.500	04/01/46	161,226
804,000		Keurig Dr Pepper, Inc	4.057	05/25/23	817,967
500,000		Keurig Dr Pepper, Inc	3.130	12/15/23	503,990
275,000		Keurig Dr Pepper, Inc	4.417	05/25/25	284,182
200,000		Keurig Dr Pepper, Inc	3.400	11/15/25	201,198
200,000		Keurig Dr Pepper, Inc	2.550	09/15/26	193,713
2,750,000		Keurig Dr Pepper, Inc	4.597	05/25/28	2,899,830
750,000		Keurig Dr Pepper, Inc	3.200	05/01/30	726,940
1,500,000		Keurig Dr Pepper, Inc	2.250	03/15/31	1,349,624
500,000		Keurig Dr Pepper, Inc	4.420	12/15/46	519,277
750,000		Keurig Dr Pepper, Inc	5.085	05/25/48	852,109
1,500,000		Keurig Dr Pepper, Inc	3.350	03/15/51	1,309,495
750,000	g	Kyndryl Holdings, Inc	2.050	10/15/26	669,573
750,000	g	Kyndryl Holdings, Inc	2.700	10/15/28	648,895
750,000	g	Kyndryl Holdings, Inc	3.150	10/15/31	631,907
750,000	g	Kyndryl Holdings, Inc	4.100	10/15/41	581,023
250,000		McCormick & Co, Inc	3.150	08/15/24	250,674
625,000		McCormick & Co, Inc	0.900	02/15/26	571,650
250,000		McCormick & Co, Inc	3.400	08/15/27	251,676
500,000		McCormick & Co, Inc	2.500	04/15/30	463,699
325,000		McCormick & Co, Inc	1.850	02/15/31	282,836
400,000		McCormick & Co, Inc	4.200	08/15/47	414,793
925,000		Mead Johnson Nutrition Co	4.125	11/15/25	946,964
350,000		Mead Johnson Nutrition Co	4.600	06/01/44	391,357
1,025,000		Molson Coors Brewing Co	3.000	07/15/26	1,012,202
525,000		Molson Coors Brewing Co	5.000	05/01/42	555,331
1,550,000		Molson Coors Brewing Co	4.200	07/15/46	1,503,810
1,000,000		Mondelez International, Inc	1.500	05/04/25	955,172
1,500,000		Mondelez International, Inc	2.625	03/17/27	1,463,609
42

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$356,000		Mondelez International, Inc	2.750%	04/13/30	$340,574
400,000	e	Mondelez International, Inc	1.500	02/04/31	341,234
1,000,000		Mondelez International, Inc	3.000	03/17/32	965,081
725,000		Mondelez International, Inc	1.875	10/15/32	625,172
1,200,000		Mondelez International, Inc	2.625	09/04/50	971,444
700,000		PepsiCo, Inc	2.750	03/01/23	705,382
1,000,000		PepsiCo, Inc	0.400	10/07/23	976,549
1,425,000		PepsiCo, Inc	3.600	03/01/24	1,457,086
525,000		PepsiCo, Inc	2.750	04/30/25	524,554
425,000		PepsiCo, Inc	3.500	07/17/25	434,989
275,000		PepsiCo, Inc	2.850	02/24/26	276,922
1,300,000		PepsiCo, Inc	2.375	10/06/26	1,271,249
150,000		PepsiCo, Inc	2.625	03/19/27	149,067
500,000		PepsiCo, Inc	2.750	03/19/30	491,100
2,275,000		PepsiCo, Inc	1.625	05/01/30	2,045,445
2,000,000		PepsiCo, Inc	1.400	02/25/31	1,748,555
2,000,000		PepsiCo, Inc	1.950	10/21/31	1,825,520
575,000		PepsiCo, Inc	2.625	10/21/41	522,771
750,000		PepsiCo, Inc	2.875	10/15/49	694,775
1,000,000		PepsiCo, Inc	2.750	10/21/51	894,240
300,000		Philip Morris International, Inc	2.125	05/10/23	299,127
300,000		Philip Morris International, Inc	3.600	11/15/23	305,051
600,000		Philip Morris International, Inc	3.250	11/10/24	603,947
500,000		Philip Morris International, Inc	1.500	05/01/25	476,592
500,000		Philip Morris International, Inc	3.375	08/11/25	503,208
700,000		Philip Morris International, Inc	2.750	02/25/26	694,105
1,000,000		Philip Morris International, Inc	0.875	05/01/26	912,353
1,300,000		Philip Morris International, Inc	3.125	08/17/27	1,282,106
1,500,000		Philip Morris International, Inc	3.125	03/02/28	1,466,142
1,450,000		Philip Morris International, Inc	3.375	08/15/29	1,440,689
450,000		Philip Morris International, Inc	2.100	05/01/30	404,889
1,000,000		Philip Morris International, Inc	1.750	11/01/30	865,114
400,000		Philip Morris International, Inc	6.375	05/16/38	490,730
225,000		Philip Morris International, Inc	4.375	11/15/41	222,838
200,000		Philip Morris International, Inc	4.500	03/20/42	200,478
275,000		Philip Morris International, Inc	3.875	08/21/42	255,765
300,000		Philip Morris International, Inc	4.125	03/04/43	285,222
200,000		Philip Morris International, Inc	4.875	11/15/43	208,954
2,000,000		Philip Morris International, Inc	4.250	11/10/44	1,934,428
200,000		Reynolds American, Inc	4.850	09/15/23	204,875
550,000		Reynolds American, Inc	4.450	06/12/25	561,583
750,000		Reynolds American, Inc	5.700	08/15/35	791,312
65,000		Reynolds American, Inc	7.250	06/15/37	76,039
200,000		Reynolds American, Inc	6.150	09/15/43	211,444
1,775,000		Reynolds American, Inc	5.850	08/15/45	1,826,345
100,000		Tyson Foods, Inc	3.900	09/28/23	101,293
750,000		Tyson Foods, Inc	3.950	08/15/24	764,450
500,000		Tyson Foods, Inc	4.000	03/01/26	512,271
1,150,000		Tyson Foods, Inc	3.550	06/02/27	1,159,004
500,000		Tyson Foods, Inc	4.350	03/01/29	527,127
500,000		Tyson Foods, Inc	5.150	08/15/44	566,529
300,000		Tyson Foods, Inc	4.550	06/02/47	320,358
1,700,000		Tyson Foods, Inc	5.100	09/28/48	1,979,264
		TOTAL FOOD, BEVERAGE & TOBACCO			192,580,748
43

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

HEALTH CARE EQUIPMENT & SERVICES - 1.3%
$200,000		Abbott Laboratories	3.400%	11/30/23	$203,308
275,000		Abbott Laboratories	2.950	03/15/25	276,832
1,708,000		Abbott Laboratories	3.750	11/30/26	1,772,533
625,000		Abbott Laboratories	1.150	01/30/28	571,582
200,000		Abbott Laboratories	1.400	06/30/30	178,894
2,750,000		Abbott Laboratories	4.750	11/30/36	3,195,682
3,450,000		Abbott Laboratories	4.900	11/30/46	4,201,707
500,000		Adventist Health System	2.952	03/01/29	486,621
500,000		Adventist Health System	3.630	03/01/49	483,073
200,000		Advocate Health & Hospitals Corp	3.829	08/15/28	204,484
750,000		Advocate Health & Hospitals Corp	2.211	06/15/30	692,759
100,000		Advocate Health & Hospitals Corp	4.272	08/15/48	109,278
600,000		Advocate Health & Hospitals Corp	3.387	10/15/49	570,904
500,000		Advocate Health & Hospitals Corp	3.008	06/15/50	441,963
1,500,000		AHS Hospital Corp	2.780	07/01/51	1,273,380
200,000		Allina Health System	3.887	04/15/49	201,972
520,000		Allina Health System	2.902	11/15/51	440,580
400,000		AmerisourceBergen Corp	3.400	05/15/24	403,736
700,000		AmerisourceBergen Corp	3.250	03/01/25	700,155
200,000		AmerisourceBergen Corp	3.450	12/15/27	200,249
1,000,000		AmerisourceBergen Corp	2.800	05/15/30	945,161
1,000,000		AmerisourceBergen Corp	2.700	03/15/31	924,129
700,000		AmerisourceBergen Corp	4.300	12/15/47	706,090
225,000		Anthem, Inc	3.500	08/15/24	228,347
1,625,000		Anthem, Inc	3.350	12/01/24	1,637,629
1,500,000		Anthem, Inc	2.375	01/15/25	1,478,964
1,000,000		Anthem, Inc	1.500	03/15/26	942,024
850,000		Anthem, Inc	3.650	12/01/27	867,508
1,225,000		Anthem, Inc	4.101	03/01/28	1,270,790
500,000		Anthem, Inc	2.875	09/15/29	483,151
1,500,000		Anthem, Inc	2.250	05/15/30	1,376,334
1,000,000		Anthem, Inc	2.550	03/15/31	934,129
1,150,000		Anthem, Inc	4.625	05/15/42	1,256,231
125,000		Anthem, Inc	4.650	01/15/43	136,459
500,000		Anthem, Inc	5.100	01/15/44	576,325
425,000		Anthem, Inc	4.650	08/15/44	463,105
625,000		Anthem, Inc	4.375	12/01/47	669,270
1,800,000		Anthem, Inc	4.550	03/01/48	1,990,448
500,000		Anthem, Inc	3.700	09/15/49	486,100
1,150,000		Anthem, Inc	3.125	05/15/50	1,012,711
425,000		Anthem, Inc	3.600	03/15/51	406,311
1,000,000		Ascension Health	2.532	11/15/29	962,511
1,000,000		Ascension Health	3.106	11/15/39	933,545
875,000		Ascension Health	3.945	11/15/46	908,379
200,000		Ascension Health	4.847	11/15/53	240,446
500,000		Banner Health	2.338	01/01/30	464,397
750,000		Banner Health	1.897	01/01/31	663,961
1,000,000		Banner Health	2.907	01/01/42	885,055
500,000		Banner Health	3.181	01/01/50	453,827
750,000		Banner Health	2.913	01/01/51	645,352
1,000,000		Baptist Health South Florida Obligated Group	3.115	11/15/71	793,663
1,000,000		Baptist Healthcare System Obligated Group	3.540	08/15/50	912,924
475,000		Baxter International, Inc	2.600	08/15/26	460,457
2,000,000	g	Baxter International, Inc	1.915	02/01/27	1,868,961
1,350,000	g	Baxter International, Inc	2.272	12/01/28	1,250,633
44

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$2,000,000		Baxter International, Inc	1.730%	04/01/31	$1,723,826
1,150,000	g	Baxter International, Inc	2.539	02/01/32	1,050,109
300,000		Baxter International, Inc	3.500	08/15/46	274,964
2,000,000	g	Baxter International, Inc	3.132	12/01/51	1,712,107
1,500,000		Baylor Scott & White Holdings	1.777	11/15/30	1,326,045
290,000		Baylor Scott & White Holdings	4.185	11/15/45	306,022
200,000		Baylor Scott & White Holdings	3.967	11/15/46	207,586
2,000,000		Baylor Scott & White Holdings	2.839	11/15/50	1,683,706
635,000		Becton Dickinson & Co	3.363	06/06/24	640,287
165,000		Becton Dickinson & Co	3.734	12/15/24	167,672
1,277,000		Becton Dickinson & Co	3.700	06/06/27	1,295,541
675,000		Becton Dickinson & Co	2.823	05/20/30	642,227
391,000		Becton Dickinson & Co	4.685	12/15/44	419,863
1,000,000		Becton Dickinson & Co	4.669	06/06/47	1,089,224
1,000,000		Becton Dickinson & Co	3.794	05/20/50	968,964
1,500,000		Becton Dickinson and Co	1.957	02/11/31	1,325,103
235,000		Beth Israel Lahey Health, Inc	3.080	07/01/51	202,724
200,000		Bio-Rad Laboratories, Inc	3.300	03/15/27	196,780
525,000		Bio-Rad Laboratories, Inc	3.700	03/15/32	518,802
500,000		Bon Secours Mercy Health, Inc	3.464	06/01/30	502,288
500,000		Bon Secours Mercy Health, Inc	2.095	06/01/31	445,232
500,000		Bon Secours Mercy Health, Inc	3.205	06/01/50	423,598
219,000		Boston Scientific Corp	3.450	03/01/24	221,584
1,500,000		Boston Scientific Corp	2.650	06/01/30	1,407,474
343,000		Boston Scientific Corp	4.550	03/01/39	370,434
256,000		Boston Scientific Corp	4.700	03/01/49	285,253
200,000		Cardinal Health, Inc	3.200	03/15/23	201,385
650,000		Cardinal Health, Inc	3.079	06/15/24	650,293
100,000		Cardinal Health, Inc	3.500	11/15/24	100,910
200,000		Cardinal Health, Inc	3.750	09/15/25	202,783
1,475,000		Cardinal Health, Inc	3.410	06/15/27	1,481,405
100,000		Cardinal Health, Inc	4.600	03/15/43	100,337
200,000		Cardinal Health, Inc	4.500	11/15/44	197,444
200,000		Cardinal Health, Inc	4.900	09/15/45	206,659
500,000		Cardinal Health, Inc	4.368	06/15/47	497,351
100,000		Children’s Hospital Corp	4.115	01/01/47	106,755
1,000,000		Children’s Hospital Corp	2.585	02/01/50	799,982
1,000,000		Children’s Hospital of Philadelphia	2.704	07/01/50	830,396
200,000		CHRISTUS Health	4.341	07/01/28	207,636
1,100,000		Cigna Corp	3.000	07/15/23	1,106,227
623,000		Cigna Corp	3.750	07/15/23	632,095
300,000		Cigna Corp	3.500	06/15/24	303,491
900,000		Cigna Corp	3.250	04/15/25	904,793
150,000		Cigna Corp	4.500	02/25/26	156,909
1,000,000		Cigna Corp	1.250	03/15/26	933,743
4,475,000		Cigna Corp	3.400	03/01/27	4,516,362
300,000		Cigna Corp	3.050	10/15/27	297,281
3,275,000		Cigna Corp	4.375	10/15/28	3,445,041
250,000		Cigna Corp	2.400	03/15/30	231,034
550,000		Cigna Corp	2.375	03/15/31	503,651
1,700,000		Cigna Corp	4.800	08/15/38	1,860,897
225,000		Cigna Corp	3.200	03/15/40	204,518
93,000		Cigna Corp	6.125	11/15/41	116,358
975,000		Cigna Corp	4.800	07/15/46	1,078,738
1,150,000		Cigna Corp	3.875	10/15/47	1,120,255
2,450,000		Cigna Corp	4.900	12/15/48	2,745,297
45

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$750,000	Cigna Corp	3.400%	03/15/50	$675,694
1,100,000	Cigna Corp	3.400	03/15/51	991,119
600,000	City of Hope	4.378	08/15/48	647,847
750,000	Community Health Network, Inc	3.099	05/01/50	644,312
900,000	CVS Health Corp	3.375	08/12/24	910,347
250,000	CVS Health Corp	2.625	08/15/24	249,175
1,969,000	CVS Health Corp	3.875	07/20/25	2,008,607
2,550,000	CVS Health Corp	2.875	06/01/26	2,524,357
1,250,000	CVS Health Corp	3.000	08/15/26	1,239,765
9,500,000	CVS Health Corp	1.300	08/21/27	8,638,332
1,216,000	CVS Health Corp	4.300	03/25/28	1,272,032
275,000	CVS Health Corp	3.250	08/15/29	271,522
1,825,000	CVS Health Corp	1.750	08/21/30	1,599,423
1,525,000	CVS Health Corp	1.875	02/28/31	1,342,704
1,000,000	CVS Health Corp	2.125	09/15/31	893,480
4,100,000	CVS Health Corp	4.780	03/25/38	4,480,636
850,000	CVS Health Corp	2.700	08/21/40	724,710
400,000	CVS Health Corp	5.300	12/05/43	465,676
1,800,000	CVS Health Corp	5.125	07/20/45	2,031,859
8,525,000	CVS Health Corp	5.050	03/25/48	9,654,486
100,000	Dartmouth-Hitchcock Health	4.178	08/01/48	103,305
1,000,000	DENTSPLY SIRONA, Inc	3.250	06/01/30	963,570
200,000	Dignity Health	5.267	11/01/64	233,166
400,000	Duke University Health System, Inc	3.920	06/01/47	416,114
400,000	Edwards Lifesciences Corp	4.300	06/15/28	416,692
750,000	Hackensack Meridian Health, Inc	2.675	09/01/41	641,891
200,000	Hackensack Meridian Health, Inc	4.211	07/01/48	215,410
750,000	Hackensack Meridian Health, Inc	2.875	09/01/50	634,191
200,000	Hackensack Meridian Health, Inc	4.500	07/01/57	231,216
685,000	Hartford HealthCare Corp	3.447	07/01/54	646,633
2,500,000	HCA, Inc	5.000	03/15/24	2,591,406
2,000,000	HCA, Inc	4.500	02/15/27	2,065,691
1,500,000	HCA, Inc	4.125	06/15/29	1,528,954
2,000,000	HCA, Inc	2.375	07/15/31	1,787,414
225,000	HCA, Inc	5.125	06/15/39	242,630
875,000	HCA, Inc	5.500	06/15/47	987,349
2,500,000	HCA, Inc	5.250	06/15/49	2,737,902
1,000,000	HCA, Inc	3.500	07/15/51	867,083
1,000,000	Hoag Memorial Hospital Presbyterian	3.803	07/15/52	1,013,062
100,000	Humana, Inc	3.150	12/01/22	100,650
300,000	Humana, Inc	3.850	10/01/24	304,758
4,000,000	Humana, Inc	1.350	02/03/27	3,623,024
600,000	Humana, Inc	3.950	03/15/27	609,424
175,000	Humana, Inc	3.125	08/15/29	169,387
325,000	Humana, Inc	2.150	02/03/32	284,756
200,000	Humana, Inc	4.625	12/01/42	212,891
300,000	Humana, Inc	4.950	10/01/44	336,987
600,000	Humana, Inc	4.800	03/15/47	678,239
500,000	Humana, Inc	3.950	08/15/49	498,958
200,000	Indiana University Health, Inc Obligated Group	3.970	11/01/48	209,612
1,500,000	Indiana University Health, Inc Obligated Group	2.852	11/01/51	1,291,041
760,000	Integris Baptist Medical Center, Inc	3.875	08/15/50	771,816
350,000	Johns Hopkins Health System Corp	3.837	05/15/46	360,189
500,000	Kaiser Foundation Hospitals	3.150	05/01/27	498,886
1,400,000	Kaiser Foundation Hospitals	2.810	06/01/41	1,222,483
100,000	Kaiser Foundation Hospitals	4.875	04/01/42	114,915
46

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,265,000		Kaiser Foundation Hospitals	4.150%	05/01/47	$1,351,657
1,000,000		Kaiser Foundation Hospitals	3.266	11/01/49	931,297
2,000,000		Kaiser Foundation Hospitals	3.002	06/01/51	1,761,846
755,000		Koninklijke Philips NV	5.000	03/15/42	826,962
700,000		Laboratory Corp of America Holdings	4.000	11/01/23	709,381
200,000		Laboratory Corp of America Holdings	3.250	09/01/24	200,823
500,000		Laboratory Corp of America Holdings	2.300	12/01/24	489,949
100,000		Laboratory Corp of America Holdings	3.600	02/01/25	101,003
1,000,000		Laboratory Corp of America Holdings	1.550	06/01/26	931,130
300,000		Laboratory Corp of America Holdings	3.600	09/01/27	303,734
500,000		Laboratory Corp of America Holdings	2.950	12/01/29	480,481
1,000,000		Laboratory Corp of America Holdings	2.700	06/01/31	926,800
800,000		Laboratory Corp of America Holdings	4.700	02/01/45	851,813
200,000		Mayo Clinic	4.000	11/15/47	207,362
200,000		Mayo Clinic	4.128	11/15/52	214,364
2,500,000		Mayo Clinic	3.196	11/15/61	2,244,323
1,000,000		McKesson Corp	0.900	12/03/25	918,177
500,000		McKesson Corp	1.300	08/15/26	459,030
200,000		McLaren Health Care Corp	4.386	05/15/48	215,647
1,441,000		Medtronic, Inc	3.500	03/15/25	1,470,547
2,777,000		Medtronic, Inc	4.375	03/15/35	3,084,759
1,074,000		Medtronic, Inc	4.625	03/15/45	1,238,075
500,000		Memorial Health Services	3.447	11/01/49	470,152
1,000,000		Memorial Sloan-Kettering Cancer Center	2.955	01/01/50	861,755
200,000		Memorial Sloan-Kettering Cancer Center	4.125	07/01/52	212,426
500,000		Memorial Sloan-Kettering Cancer Center	4.200	07/01/55	536,428
200,000	e	Mercy Health	4.302	07/01/28	207,356
1,000,000		Methodist Hospital	2.705	12/01/50	830,927
500,000		Montefiore Obligated Group	5.246	11/01/48	496,441
750,000		Montefiore Obligated Group	4.287	09/01/50	642,617
1,000,000		Mount Nittany Medical Center Obligated Group	3.799	11/15/52	972,275
100,000		Mount Sinai Hospitals Group, Inc	3.981	07/01/48	97,139
600,000		Mount Sinai Hospitals Group, Inc	3.737	07/01/49	564,900
895,000		Mount Sinai Hospitals Group, Inc	3.391	07/01/50	805,416
1,000,000		MultiCare Health System	2.803	08/15/50	826,405
1,000,000		New York and Presbyterian Hospital	2.256	08/01/40	791,405
300,000		New York and Presbyterian Hospital	4.024	08/01/45	314,642
150,000		New York and Presbyterian Hospital	4.063	08/01/56	161,951
1,000,000		New York and Presbyterian Hospital	2.606	08/01/60	771,510
500,000		New York and Presbyterian Hospital	3.954	08/01/19	463,494
140,000		Northwell Healthcare, Inc	3.979	11/01/46	137,573
675,000		Northwell Healthcare, Inc	4.260	11/01/47	680,658
500,000		Northwell Healthcare, Inc	3.809	11/01/49	470,250
1,000,000	e	NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery	2.667	10/01/50	805,851
350,000		NYU Hospitals Center	5.750	07/01/43	429,214
250,000		NYU Hospitals Center	4.368	07/01/47	257,364
915,000		NYU Langone Hospitals	3.380	07/01/55	811,618
1,000,000		OhioHealth Corp	2.297	11/15/31	915,456
1,000,000		OhioHealth Corp	2.834	11/15/41	871,203
750,000		OhioHealth Corp	3.042	11/15/50	668,112
100,000		Orlando Health Obligated Group	4.089	10/01/48	102,803
1,000,000		Orlando Health Obligated Group	3.327	10/01/50	906,875
750,000		PeaceHealth Obligated Group	1.375	11/15/25	706,642
200,000		PeaceHealth Obligated Group	4.787	11/15/48	233,597
47

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$750,000		PeaceHealth Obligated Group	3.218%	11/15/50	$665,878
1,000,000		Piedmont Healthcare, Inc	2.044	01/01/32	876,592
1,000,000		Piedmont Healthcare, Inc	2.719	01/01/42	832,932
1,000,000		Piedmont Healthcare, Inc	2.864	01/01/52	815,879
200,000		Providence St. Joseph Health Obligated Group	2.746	10/01/26	197,935
570,000		Providence St. Joseph Health Obligated Group	2.532	10/01/29	538,684
100,000		Providence St. Joseph Health Obligated Group	3.744	10/01/47	97,634
350,000		Providence St. Joseph Health Obligated Group	3.930	10/01/48	351,686
1,000,000		Providence St. Joseph Health Obligated Group	2.700	10/01/51	789,843
125,000		Quest Diagnostics, Inc	3.500	03/30/25	126,216
225,000		Quest Diagnostics, Inc	3.450	06/01/26	226,987
500,000		Quest Diagnostics, Inc	4.200	06/30/29	517,462
750,000		Quest Diagnostics, Inc	2.950	06/30/30	711,519
500,000		Quest Diagnostics, Inc	2.800	06/30/31	467,634
300,000		Quest Diagnostics, Inc	4.700	03/30/45	325,358
1,500,000		Rady Children’s Hospital-San Diego	3.154	08/15/51	1,347,942
390,000		Rush Obligated Group	3.922	11/15/29	398,290
200,000		RWJ Barnabas Health, Inc	3.949	07/01/46	204,833
1,000,000		Sharp HealthCare	2.680	08/01/50	813,584
1,000,000		Smith & Nephew plc	2.032	10/14/30	869,257
300,000		SSM Health Care Corp	3.688	06/01/23	302,582
400,000		SSM Health Care Corp	3.823	06/01/27	408,143
500,000		Stanford Health Care	3.795	11/15/48	505,893
1,620,000		Stanford Health Care	3.027	08/15/51	1,432,434
1,000,000		Stryker Corp	0.600	12/01/23	969,915
475,000		Stryker Corp	1.150	06/15/25	446,800
200,000		Stryker Corp	3.375	11/01/25	201,678
1,600,000		Stryker Corp	3.500	03/15/26	1,618,114
500,000		Stryker Corp	3.650	03/07/28	508,377
600,000		Stryker Corp	1.950	06/15/30	537,968
200,000		Stryker Corp	4.100	04/01/43	202,880
200,000		Stryker Corp	4.375	05/15/44	207,399
550,000		Stryker Corp	4.625	03/15/46	609,402
575,000		Stryker Corp	2.900	06/15/50	499,068
1,500,000		Summa Health	3.511	11/15/51	1,424,991
200,000		Sutter Health	3.695	08/15/28	202,441
1,000,000		Sutter Health	2.294	08/15/30	904,559
500,000		Sutter Health	3.161	08/15/40	438,297
200,000		Sutter Health	4.091	08/15/48	202,757
500,000		Sutter Health	3.361	08/15/50	445,871
1,000,000		Texas Health Resources	2.328	11/15/50	760,020
100,000		Texas Health Resources	4.330	11/15/55	111,632
2,000,000		Trinity Health Corp	2.632	12/01/40	1,657,576
300,000		Trinity Health Corp	4.125	12/01/45	308,259
185,000		Trinity Health Corp	3.434	12/01/48	174,305
500,000		UnitedHealth Group, Inc	3.700	12/15/25	513,005
1,000,000		UnitedHealth Group, Inc	1.250	01/15/26	940,138
3,000,000	e	UnitedHealth Group, Inc	1.150	05/15/26	2,787,731
200,000		UnitedHealth Group, Inc	3.450	01/15/27	204,905
300,000		UnitedHealth Group, Inc	3.375	04/15/27	304,732
1,700,000		UnitedHealth Group, Inc	2.950	10/15/27	1,699,447
2,375,000		UnitedHealth Group, Inc	3.850	06/15/28	2,471,731
500,000		UnitedHealth Group, Inc	3.875	12/15/28	524,254
1,000,000		UnitedHealth Group, Inc	2.875	08/15/29	982,836
2,200,000		UnitedHealth Group, Inc	2.000	05/15/30	2,024,856
1,750,000		UnitedHealth Group, Inc	2.300	05/15/31	1,643,545
48

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$150,000		UnitedHealth Group, Inc	5.800%	03/15/36	$185,902
365,000		UnitedHealth Group, Inc	6.625	11/15/37	490,876
200,000		UnitedHealth Group, Inc	6.875	02/15/38	278,455
275,000		UnitedHealth Group, Inc	3.500	08/15/39	272,792
1,000,000		UnitedHealth Group, Inc	2.750	05/15/40	898,133
3,000,000		UnitedHealth Group, Inc	3.050	05/15/41	2,794,641
300,000		UnitedHealth Group, Inc	4.375	03/15/42	326,412
350,000		UnitedHealth Group, Inc	3.950	10/15/42	360,848
375,000		UnitedHealth Group, Inc	4.250	03/15/43	405,696
800,000		UnitedHealth Group, Inc	4.200	01/15/47	864,365
300,000		UnitedHealth Group, Inc	4.250	04/15/47	324,995
500,000		UnitedHealth Group, Inc	3.750	10/15/47	506,697
1,700,000		UnitedHealth Group, Inc	4.250	06/15/48	1,859,399
1,000,000		UnitedHealth Group, Inc	3.700	08/15/49	1,014,757
4,000,000		UnitedHealth Group, Inc	2.900	05/15/50	3,545,516
3,000,000		UnitedHealth Group, Inc	3.250	05/15/51	2,817,797
1,250,000		UnitedHealth Group, Inc	3.875	08/15/59	1,287,392
1,000,000		UnitedHealth Group, Inc	3.125	05/15/60	889,286
1,000,000	g	Universal Health Services, Inc	1.650	09/01/26	917,306
1,000,000	g	Universal Health Services, Inc	2.650	01/15/32	898,700
370,000		WakeMed	3.286	10/01/52	324,496
200,000		West Virginia United Health System Obligated Group	3.129	06/01/50	168,874
500,000		Willis-Knighton Medical Center	3.065	03/01/51	423,255
600,000		Zimmer Biomet Holdings, Inc	1.450	11/22/24	575,434
225,000		Zimmer Biomet Holdings, Inc	3.050	01/15/26	222,558
1,500,000		Zimmer Biomet Holdings, Inc	2.600	11/24/31	1,368,957
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			265,192,078

HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
500,000		Church & Dwight Co, Inc	3.150	08/01/27	499,932
250,000		Church & Dwight Co, Inc	2.300	12/15/31	228,708
100,000		Church & Dwight Co, Inc	3.950	08/01/47	101,564
200,000		Clorox Co	3.500	12/15/24	202,520
300,000		Clorox Co	3.100	10/01/27	297,829
500,000		Clorox Co	3.900	05/15/28	509,003
1,000,000		Clorox Co	1.800	05/15/30	877,915
300,000		Colgate-Palmolive Co	3.250	03/15/24	304,854
60,000		Colgate-Palmolive Co	6.450	06/16/28	70,931
300,000		Colgate-Palmolive Co	4.000	08/15/45	329,610
550,000		Colgate-Palmolive Co	3.700	08/01/47	581,781
125,000		Estee Lauder Cos, Inc	2.000	12/01/24	122,910
450,000		Estee Lauder Cos, Inc	3.150	03/15/27	453,377
200,000		Estee Lauder Cos, Inc	2.375	12/01/29	190,518
100,000		Estee Lauder Cos, Inc	2.600	04/15/30	96,187
1,500,000		Estee Lauder Cos, Inc	1.950	03/15/31	1,360,766
100,000		Estee Lauder Cos, Inc	6.000	05/15/37	125,882
300,000		Estee Lauder Cos, Inc	4.375	06/15/45	326,547
375,000		Estee Lauder Cos, Inc	4.150	03/15/47	403,756
700,000		Estee Lauder Cos, Inc	3.125	12/01/49	654,694
950,000		Kimberly-Clark Corp	3.050	08/15/25	958,021
200,000		Kimberly-Clark Corp	1.050	09/15/27	181,316
412,000		Kimberly-Clark Corp	3.950	11/01/28	431,931
1,500,000		Kimberly-Clark Corp	3.200	04/25/29	1,517,494
1,500,000		Kimberly-Clark Corp	2.000	11/02/31	1,369,416
200,000		Kimberly-Clark Corp	6.625	08/01/37	269,873
725,000		Kimberly-Clark Corp	3.200	07/30/46	665,042
49

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$200,000		Kimberly-Clark Corp	3.900%	05/04/47	$207,904
300,000		Kimberly-Clark Corp	2.875	02/07/50	270,353
600,000		Procter & Gamble Co	3.100	08/15/23	606,391
2,000,000		Procter & Gamble Co	0.550	10/29/25	1,854,746
750,000		Procter & Gamble Co	2.700	02/02/26	751,265
2,000,000		Procter & Gamble Co	1.000	04/23/26	1,869,562
1,750,000		Procter & Gamble Co	2.450	11/03/26	1,725,472
750,000		Procter & Gamble Co	2.850	08/11/27	750,617
3,000,000		Procter & Gamble Co	3.000	03/25/30	3,016,386
1,150,000		Procter & Gamble Co	1.200	10/29/30	1,001,550
1,500,000		Procter & Gamble Co	1.950	04/23/31	1,388,613
1,000,000	e	Procter & Gamble Co	2.300	02/01/32	952,958
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			27,528,194

INSURANCE - 0.9%
700,000		ACE INA Holdings, Inc	3.150	03/15/25	707,427
2,325,000		ACE INA Holdings, Inc	3.350	05/03/26	2,356,781
150,000		ACE INA Holdings, Inc	4.150	03/13/43	155,665
1,600,000		ACE INA Holdings, Inc	4.350	11/03/45	1,738,364
500,000		Aegon NV	5.500	04/11/48	525,275
1,125,000		Aetna, Inc	2.800	06/15/23	1,129,169
325,000		Aetna, Inc	3.500	11/15/24	328,503
440,000		Aetna, Inc	6.625	06/15/36	554,129
350,000		Aetna, Inc	4.500	05/15/42	364,325
500,000		Aetna, Inc	4.125	11/15/42	492,877
1,050,000		Aetna, Inc	3.875	08/15/47	1,023,021
525,000		Aflac, Inc	3.625	11/15/24	537,437
2,000,000		Aflac, Inc	1.125	03/15/26	1,860,482
200,000		Aflac, Inc	2.875	10/15/26	199,775
375,000		Aflac, Inc	3.600	04/01/30	387,041
200,000		Aflac, Inc	4.000	10/15/46	202,120
500,000		Aflac, Inc	4.750	01/15/49	571,009
1,000,000		Alleghany Corp	3.625	05/15/30	1,005,947
200,000		Alleghany Corp	4.900	09/15/44	219,194
1,000,000		Alleghany Corp	3.250	08/15/51	867,396
300,000		Allied World Assurance Co Holdings Ltd	4.350	10/29/25	305,927
1,000,000		Allstate Corp	0.750	12/15/25	920,362
275,000		Allstate Corp	3.280	12/15/26	276,130
1,000,000		Allstate Corp	1.450	12/15/30	864,473
600,000		Allstate Corp	4.500	06/15/43	637,095
975,000		Allstate Corp	4.200	12/15/46	1,037,098
250,000		Allstate Corp	3.850	08/10/49	253,717
200,000		Allstate Corp	5.750	08/15/53	199,000
300,000		American Financial Group, Inc	3.500	08/15/26	302,734
325,000		American Financial Group, Inc	5.250	04/02/30	350,543
400,000		American Financial Group, Inc	4.500	06/15/47	413,230
600,000		American International Group, Inc	4.125	02/15/24	613,509
3,000,000		American International Group, Inc	2.500	06/30/25	2,933,139
750,000		American International Group, Inc	3.750	07/10/25	762,092
825,000		American International Group, Inc	4.200	04/01/28	856,245
2,600,000		American International Group, Inc	4.250	03/15/29	2,719,242
1,000,000		American International Group, Inc	3.400	06/30/30	997,283
1,675,000		American International Group, Inc	3.875	01/15/35	1,706,786
300,000		American International Group, Inc	4.700	07/10/35	319,982
725,000		American International Group, Inc	4.500	07/16/44	782,336
300,000		American International Group, Inc	4.800	07/10/45	338,033
50

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,000,000		American International Group, Inc	4.750%	04/01/48	$1,145,761
300,000		American International Group, Inc	5.750	04/01/48	301,710
1,000,000		American International Group, Inc	4.375	06/30/50	1,096,019
200,000		American International Group, Inc	4.375	01/15/55	213,670
1,000,000		Aon Corp	2.850	05/28/27	978,267
200,000		Aon Corp	4.500	12/15/28	209,516
450,000		Aon Corp	3.750	05/02/29	460,119
450,000		Aon Corp	2.800	05/15/30	428,650
1,000,000		Aon Corp	2.050	08/23/31	882,543
1,000,000		Aon Corp	2.600	12/02/31	920,958
200,000		Aon Corp	6.250	09/30/40	254,007
1,000,000		Aon Corp	2.900	08/23/51	828,843
500,000		Aon Corp	3.900	02/28/52	493,456
200,000		Aon plc	4.000	11/27/23	203,757
300,000		Aon plc	3.500	06/14/24	302,540
2,450,000		Aon plc	3.875	12/15/25	2,501,511
550,000		Aon plc	4.750	05/15/45	591,008
1,050,000		Arch Capital Group Ltd	4.011	12/15/26	1,071,605
200,000		Arch Capital Group Ltd	5.031	12/15/46	220,851
600,000		Arch Capital Group Ltd	3.635	06/30/50	549,625
300,000		Arch Capital Group US, Inc	5.144	11/01/43	335,147
2,000,000		Arthur J Gallagher & Co	2.400	11/09/31	1,777,833
1,125,000		Arthur J Gallagher & Co	3.500	05/20/51	1,000,040
2,000,000		Arthur J Gallagher & Co	3.050	03/09/52	1,651,491
200,000		Aspen Insurance Holdings Ltd	4.650	11/15/23	205,118
300,000		Assurant, Inc	4.200	09/27/23	305,043
300,000	e	Assurant, Inc	4.900	03/27/28	312,825
500,000		Assurant, Inc	3.700	02/22/30	482,992
1,500,000		Assurant, Inc	2.650	01/15/32	1,309,430
7,000		Assurant, Inc	6.750	02/15/34	8,211
137,000		Assured Guaranty US Holdings, Inc	5.000	07/01/24	142,028
2,000,000		Assured Guaranty US Holdings, Inc	3.150	06/15/31	1,886,468
300,000		Assured Guaranty US Holdings, Inc	3.600	09/15/51	258,823
675,000		Athene Holding Ltd	4.125	01/12/28	680,245
500,000		Athene Holding Ltd	6.150	04/03/30	563,806
1,000,000		Athene Holding Ltd	3.950	05/25/51	912,416
1,000,000		Athene Holding Ltd	3.450	05/15/52	844,367
770,000		AXA S.A.	8.600	12/15/30	1,016,107
300,000		AXIS Specialty Finance LLC	3.900	07/15/29	297,270
250,000		AXIS Specialty Finance LLC	4.900	01/15/40	243,750
200,000		AXIS Specialty Finance plc	4.000	12/06/27	201,873
1,500,000		Berkshire Hathaway Finance Corp	2.300	03/15/27	1,469,085
100,000		Berkshire Hathaway Finance Corp	1.850	03/12/30	91,226
1,500,000		Berkshire Hathaway Finance Corp	1.450	10/15/30	1,310,839
1,000,000		Berkshire Hathaway Finance Corp	2.875	03/15/32	969,602
300,000		Berkshire Hathaway Finance Corp	4.400	05/15/42	323,110
2,175,000		Berkshire Hathaway Finance Corp	4.200	08/15/48	2,332,722
1,725,000		Berkshire Hathaway Finance Corp	4.250	01/15/49	1,889,058
3,000,000		Berkshire Hathaway Finance Corp	2.500	01/15/51	2,420,910
500,000		Berkshire Hathaway Finance Corp	3.850	03/15/52	511,284
1,000,000		Boardwalk Pipelines LP	3.600	09/01/32	953,378
1,000,000		Brighthouse Financial, Inc	5.625	05/15/30	1,096,211
236,000		Brighthouse Financial, Inc	4.700	06/22/47	229,242
500,000		Brown & Brown, Inc	4.500	03/15/29	516,338
1,000,000		Brown & Brown, Inc	2.375	03/15/31	878,524
1,000,000		Brown & Brown, Inc	4.200	03/17/32	1,016,060
51

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$500,000		Brown & Brown, Inc	4.950%	03/17/52	$533,834
450,000		Chubb Corp	6.000	05/11/37	559,049
1,325,000		Chubb INA Holdings, Inc	1.375	09/15/30	1,154,367
425,000		Chubb INA Holdings, Inc	2.850	12/15/51	369,194
1,500,000		Chubb INA Holdings, Inc	3.050	12/15/61	1,292,240
200,000		Cincinnati Financial Corp	6.920	05/15/28	238,023
690,000		CNA Financial Corp	3.950	05/15/24	700,717
200,000		CNA Financial Corp	4.500	03/01/26	208,362
225,000		CNA Financial Corp	3.450	08/15/27	225,187
100,000		CNA Financial Corp	3.900	05/01/29	102,096
1,150,000		CNA Financial Corp	2.050	08/15/30	1,020,622
500,000		CNO Financial Group, Inc	5.250	05/30/29	525,998
1,000,000	g	Corebridge Financial, Inc	3.500	04/04/25	999,210
1,000,000	g	Corebridge Financial, Inc	3.650	04/05/27	998,600
1,000,000	g	Corebridge Financial, Inc	3.850	04/05/29	999,090
2,000,000	g	Corebridge Financial, Inc	3.900	04/05/32	1,997,040
1,000,000	g	Corebridge Financial, Inc	4.350	04/05/42	999,730
500,000	g	Corebridge Financial, Inc	4.400	04/05/52	499,915
500,000		Enstar Group Ltd	4.950	06/01/29	519,031
1,000,000		Enstar Group Ltd	3.100	09/01/31	894,391
300,000		Everest Reinsurance Holdings, Inc	4.868	06/01/44	320,405
250,000		Everest Reinsurance Holdings, Inc	3.500	10/15/50	222,911
1,200,000		Everest Reinsurance Holdings, Inc	3.125	10/15/52	992,094
400,000		Fairfax Financial Holdings Ltd	4.850	04/17/28	414,038
500,000		Fairfax Financial Holdings Ltd	4.625	04/29/30	513,679
1,000,000		Fairfax Financial Holdings Ltd	3.375	03/03/31	932,656
300,000		Fidelity National Financial, Inc	4.500	08/15/28	306,782
1,000,000		Fidelity National Financial, Inc	3.400	06/15/30	962,998
500,000		Fidelity National Financial, Inc	2.450	03/15/31	442,838
400,000		Fidelity National Financial, Inc	3.200	09/17/51	314,972
750,000		First American Financial Corp	4.000	05/15/30	751,155
400,000		First American Financial Corp	2.400	08/15/31	350,196
350,000		Globe Life, Inc	2.150	08/15/30	315,822
200,000		Hanover Insurance Group, Inc	4.500	04/15/26	208,048
1,000,000		Hanover Insurance Group, Inc	2.500	09/01/30	908,941
750,000		Hartford Financial Services Group, Inc	2.800	08/19/29	713,372
400,000		Hartford Financial Services Group, Inc	4.300	04/15/43	401,962
450,000		Hartford Financial Services Group, Inc	4.400	03/15/48	467,073
450,000		Hartford Financial Services Group, Inc	3.600	08/19/49	421,963
475,000		Hartford Financial Services Group, Inc	2.900	09/15/51	390,584
500,000	g	HCA, Inc	3.125	03/15/27	488,546
1,000,000	g	HCA, Inc	3.375	03/15/29	973,410
500,000	g	HCA, Inc	3.625	03/15/32	489,977
125,000	g	HCA, Inc	4.375	03/15/42	123,247
200,000	g	HCA, Inc	4.625	03/15/52	201,554
500,000		Humana, Inc	3.700	03/23/29	501,651
1,500,000	g	Jackson Financial, Inc	3.125	11/23/31	1,365,647
1,000,000	g	Jackson Financial, Inc	4.000	11/23/51	845,259
200,000		Kemper Corp	4.350	02/15/25	204,188
500,000		Kemper Corp	2.400	09/30/30	435,793
1,000,000		Kemper Corp	3.800	02/23/32	963,442
400,000		Leucadia National Corp	5.500	10/18/23	409,039
625,000		Lincoln National Corp	4.000	09/01/23	632,811
175,000		Lincoln National Corp	3.350	03/09/25	174,853
600,000		Lincoln National Corp	3.625	12/12/26	609,388
1,175,000		Lincoln National Corp	3.800	03/01/28	1,188,232
52

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$650,000		Lincoln National Corp	3.050%	01/15/30	$623,925
500,000	e	Lincoln National Corp	3.400	01/15/31	489,534
1,000,000		Lincoln National Corp	3.400	03/01/32	964,568
150,000		Lincoln National Corp	7.000	06/15/40	197,473
250,000		Lincoln National Corp	4.350	03/01/48	256,863
500,000		Lincoln National Corp	4.375	06/15/50	514,704
200,000		Loews Corp	2.625	05/15/23	200,207
800,000		Loews Corp	3.750	04/01/26	820,293
400,000		Loews Corp	3.200	05/15/30	391,130
200,000		Loews Corp	4.125	05/15/43	202,786
700,000		Manulife Financial Corp	4.150	03/04/26	715,779
1,000,000		Manulife Financial Corp	2.484	05/19/27	961,911
1,300,000		Manulife Financial Corp	4.061	02/24/32	1,297,842
1,000,000		Manulife Financial Corp	3.703	03/16/32	1,009,047
200,000		Manulife Financial Corp	5.375	03/04/46	242,838
600,000		Markel Corp	3.500	11/01/27	599,772
200,000		Markel Corp	3.350	09/17/29	197,922
150,000		Markel Corp	5.000	04/05/46	167,760
100,000		Markel Corp	4.300	11/01/47	101,830
750,000		Markel Corp	5.000	05/20/49	842,821
200,000		Markel Corp	4.150	09/17/50	200,282
1,500,000		Markel Corp	3.450	05/07/52	1,330,687
725,000		Marsh & McLennan Cos, Inc	3.875	03/15/24	740,187
2,300,000		Marsh & McLennan Cos, Inc	3.500	03/10/25	2,316,475
1,700,000		Marsh & McLennan Cos, Inc	4.375	03/15/29	1,796,463
450,000		Marsh & McLennan Cos, Inc	2.250	11/15/30	410,775
600,000		Marsh & McLennan Cos, Inc	2.375	12/15/31	549,366
250,000		Marsh & McLennan Cos, Inc	4.750	03/15/39	274,505
100,000		Marsh & McLennan Cos, Inc	4.350	01/30/47	105,554
300,000		Marsh & McLennan Cos, Inc	4.200	03/01/48	310,146
1,200,000		Marsh & McLennan Cos, Inc	4.900	03/15/49	1,388,477
1,000,000		Marsh & McLennan Cos, Inc	2.900	12/15/51	831,000
200,000		Mercury General Corp	4.400	03/15/27	205,196
525,000		MetLife, Inc	4.368	09/15/23	540,227
700,000		MetLife, Inc	3.600	04/10/24	712,811
700,000		MetLife, Inc	3.600	11/13/25	714,100
675,000		MetLife, Inc	6.375	06/15/34	841,738
1,530,000		MetLife, Inc	5.700	06/15/35	1,837,251
130,000		MetLife, Inc	5.875	02/06/41	160,881
450,000		MetLife, Inc	4.125	08/13/42	467,985
750,000		MetLife, Inc	4.875	11/13/43	847,800
500,000		MetLife, Inc	4.721	12/15/44	548,059
800,000		MetLife, Inc	4.050	03/01/45	817,476
1,650,000		MetLife, Inc	4.600	05/13/46	1,842,586
20,000		Nationwide Financial Services	6.750	05/15/37	22,000
200,000		Old Republic International Corp	4.875	10/01/24	206,497
100,000		Old Republic International Corp	3.875	08/26/26	100,821
1,500,000		Old Republic International Corp	3.850	06/11/51	1,391,960
500,000		PartnerRe Finance B LLC	3.700	07/02/29	500,400
500,000		PartnerRe Finance B LLC	4.500	10/01/50	482,500
1,500,000		Primerica, Inc	2.800	11/19/31	1,383,797
150,000		Principal Financial Group, Inc	3.125	05/15/23	150,355
200,000		Principal Financial Group, Inc	3.400	05/15/25	200,123
850,000		Principal Financial Group, Inc	3.100	11/15/26	836,269
100,000		Principal Financial Group, Inc	3.700	05/15/29	102,284
1,000,000		Principal Financial Group, Inc	2.125	06/15/30	904,519
53

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$100,000		Principal Financial Group, Inc	4.625%	09/15/42	$106,092
200,000		Principal Financial Group, Inc	4.350	05/15/43	205,208
300,000		Principal Financial Group, Inc	4.300	11/15/46	317,819
650,000		Progressive Corp	2.450	01/15/27	634,256
750,000		Progressive Corp	2.500	03/15/27	734,113
250,000		Progressive Corp	4.000	03/01/29	260,700
100,000		Progressive Corp	3.200	03/26/30	99,110
125,000		Progressive Corp	3.000	03/15/32	121,625
120,000		Progressive Corp	6.250	12/01/32	148,452
300,000		Progressive Corp	4.350	04/25/44	318,712
300,000		Progressive Corp	3.700	01/26/45	292,544
950,000		Progressive Corp	4.125	04/15/47	1,000,321
750,000		Progressive Corp	4.200	03/15/48	799,742
100,000		Progressive Corp	3.950	03/26/50	103,562
500,000		Progressive Corp	3.700	03/15/52	502,817
200,000		Prudential Financial, Inc	1.500	03/10/26	188,304
195,000		Prudential Financial, Inc	3.878	03/27/28	200,853
500,000	e	Prudential Financial, Inc	2.100	03/10/30	461,158
450,000		Prudential Financial, Inc	5.700	12/14/36	535,898
500,000		Prudential Financial, Inc	3.000	03/10/40	450,462
600,000		Prudential Financial, Inc	5.200	03/15/44	598,518
1,700,000		Prudential Financial, Inc	4.600	05/15/44	1,816,419
200,000		Prudential Financial, Inc	5.375	05/15/45	200,124
2,300,000	e	Prudential Financial, Inc	4.500	09/15/47	2,219,500
300,000		Prudential Financial, Inc	4.418	03/27/48	322,755
2,400,000	e	Prudential Financial, Inc	5.700	09/15/48	2,448,432
799,000		Prudential Financial, Inc	3.935	12/07/49	811,935
450,000		Prudential Financial, Inc	4.350	02/25/50	488,508
1,000,000		Prudential Financial, Inc	3.700	03/13/51	976,880
675,000		Prudential Financial, Inc	5.125	03/01/52	682,358
200,000		Prudential plc	3.125	04/14/30	193,788
1,000,000		Prudential plc	3.625	03/24/32	988,161
250,000		Reinsurance Group of America, Inc	4.700	09/15/23	255,856
750,000		Reinsurance Group of America, Inc	3.900	05/15/29	757,343
350,000		Reinsurance Group of America, Inc	3.150	06/15/30	337,121
200,000		RenaissanceRe Finance, Inc	3.700	04/01/25	202,556
200,000		RenaissanceRe Finance, Inc	3.450	07/01/27	200,594
300,000		RenaissanceRe Holdings Ltd	3.600	04/15/29	297,768
1,000,000		Stewart Information Services Corp	3.600	11/15/31	910,115
350,000		Torchmark Corp	4.550	09/15/28	363,816
20,000		Transatlantic Holdings, Inc	8.000	11/30/39	28,821
600,000		Travelers Cos, Inc	5.350	11/01/40	715,553
200,000		Travelers Cos, Inc	4.600	08/01/43	218,468
250,000		Travelers Cos, Inc	4.300	08/25/45	266,974
1,100,000		Travelers Cos, Inc	4.000	05/30/47	1,132,127
500,000		Travelers Cos, Inc	4.050	03/07/48	517,077
900,000		Travelers Cos, Inc	4.100	03/04/49	935,349
2,000,000		Travelers Cos, Inc	3.050	06/08/51	1,778,135
100,000		Travelers Property Casualty Corp	6.375	03/15/33	126,719
200,000		Unum Group	4.000	03/15/24	202,832
500,000		Unum Group	4.000	06/15/29	511,005
300,000		Unum Group	5.750	08/15/42	317,649
500,000		Unum Group	4.500	12/15/49	460,599
1,000,000		Unum Group	4.125	06/15/51	873,062
54

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,000,000		W R Berkley Corp	3.550%	03/30/52	$894,414
400,000		W R Berkley Corp	3.150	09/30/61	309,121
425,000		Willis North America, Inc	3.600	05/15/24	427,447
500,000		Willis North America, Inc	4.500	09/15/28	513,768
900,000		Willis North America, Inc	2.950	09/15/29	845,167
300,000		Willis North America, Inc	5.050	09/15/48	322,675
500,000		Willis North America, Inc	3.875	09/15/49	454,679
200,000		WR Berkley Corp	4.750	08/01/44	214,177
650,000		WR Berkley Corp	4.000	05/12/50	630,597
455,000		XLIT Ltd	4.450	03/31/25	467,626
200,000	e	XLIT Ltd	5.250	12/15/43	239,872
300,000		XLIT Ltd	5.500	03/31/45	354,399
		TOTAL INSURANCE			184,891,567

MATERIALS - 0.7%
300,000		Air Products & Chemicals, Inc	3.350	07/31/24	303,685
175,000		Air Products & Chemicals, Inc	1.500	10/15/25	166,742
500,000		Air Products & Chemicals, Inc	1.850	05/15/27	472,195
2,125,000		Air Products & Chemicals, Inc	2.050	05/15/30	1,958,762
125,000		Air Products & Chemicals, Inc	2.700	05/15/40	110,513
1,250,000		Air Products & Chemicals, Inc	2.800	05/15/50	1,096,761
200,000		Albemarle Corp	4.150	12/01/24	204,575
500,000		Amcor Finance USA, Inc	3.625	04/28/26	507,290
400,000		Amcor Finance USA, Inc	4.500	05/15/28	420,099
2,000,000		Amcor Flexibles North America, Inc	2.690	05/25/31	1,836,123
375,000		AngloGold Ashanti Holdings plc	3.750	10/01/30	350,812
1,000,000		AptarGroup, Inc	3.600	03/15/32	968,864
300,000		Avery Dennison Corp	4.875	12/06/28	317,922
500,000		Avery Dennison Corp	2.650	04/30/30	464,202
1,000,000		Avery Dennison Corp	2.250	02/15/32	877,882
100,000		Barrick Australian Finance Pty Ltd	5.950	10/15/39	123,196
2,250,000		Barrick Gold Corp	5.250	04/01/42	2,605,368
500,000		Barrick North America Finance LLC	5.750	05/01/43	609,297
100,000		Bemis Co, Inc	3.100	09/15/26	98,498
200,000		Bemis Co, Inc	2.630	06/19/30	184,311
625,000		Berry Global, Inc	0.950	02/15/24	598,341
1,375,000		Berry Global, Inc	1.570	01/15/26	1,280,920
625,000		Berry Global, Inc	1.650	01/15/27	569,304
825,000		BHP Billiton Finance USA Ltd	4.125	02/24/42	872,381
1,925,000		BHP Billiton Finance USA Ltd	5.000	09/30/43	2,282,896
500,000		Cabot Corp	4.000	07/01/29	502,206
400,000		Celulosa Arauco y Constitucion S.A.	4.500	08/01/24	411,004
375,000		Celulosa Arauco y Constitucion S.A.	3.875	11/02/27	379,691
200,000		Celulosa Arauco y Constitucion S.A.	5.500	11/02/47	202,502
14,000		Dow Chemical Co	4.550	11/30/25	14,594
750,000		Dow Chemical Co	3.625	05/15/26	758,755
300,000		Dow Chemical Co	4.800	11/30/28	321,402
81,000		Dow Chemical Co	7.375	11/01/29	101,329
1,000,000	e	Dow Chemical Co	2.100	11/15/30	899,672
982,000		Dow Chemical Co	4.250	10/01/34	1,010,760
131,000		Dow Chemical Co	9.400	05/15/39	208,678
275,000		Dow Chemical Co	5.250	11/15/41	313,760
1,200,000		Dow Chemical Co	4.375	11/15/42	1,247,578
400,000		Dow Chemical Co	4.625	10/01/44	424,173
825,000		Dow Chemical Co	5.550	11/30/48	1,007,094
750,000		Dow Chemical Co	4.800	05/15/49	827,785
55

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,000,000		Dow Chemical Co	3.600%	11/15/50	$930,399
4,050,000		DowDuPont, Inc	4.205	11/15/23	4,144,296
1,600,000		DowDuPont, Inc	4.493	11/15/25	1,664,077
2,300,000		DowDuPont, Inc	4.725	11/15/28	2,464,860
150,000		DowDuPont, Inc	5.319	11/15/38	172,282
2,325,000		DowDuPont, Inc	5.419	11/15/48	2,805,064
1,500,000		Eagle Materials, Inc	2.500	07/01/31	1,332,334
727,000		Eastman Chemical Co	3.800	03/15/25	735,255
700,000		Eastman Chemical Co	4.500	12/01/28	719,324
150,000		Eastman Chemical Co	4.800	09/01/42	157,394
525,000		Eastman Chemical Co	4.650	10/15/44	538,909
750,000		Ecolab, Inc	2.700	11/01/26	741,372
1,000,000		Ecolab, Inc	1.650	02/01/27	938,935
300,000		Ecolab, Inc	3.250	12/01/27	305,022
1,000,000		Ecolab, Inc	1.300	01/30/31	862,594
1,000,000	e	Ecolab, Inc	2.125	02/01/32	914,511
150,000	e	Ecolab, Inc	2.125	08/15/50	114,650
1,000,000		Ecolab, Inc	2.700	12/15/51	856,529
1,370,000		Ecolab, Inc	2.750	08/18/55	1,132,875
350,000		EI du Pont de Nemours and Co	1.700	07/15/25	335,336
175,000		EI du Pont de Nemours and Co	2.300	07/15/30	162,859
700,000		Fibria Overseas Finance Ltd	5.500	01/17/27	741,286
200,000		FMC Corp	4.100	02/01/24	202,952
500,000		FMC Corp	3.200	10/01/26	494,825
500,000		FMC Corp	3.450	10/01/29	491,137
500,000		FMC Corp	4.500	10/01/49	510,934
300,000		Georgia-Pacific LLC	8.000	01/15/24	326,262
750,000		Georgia-Pacific LLC	7.750	11/15/29	962,143
600,000		Huntsman International LLC	4.500	05/01/29	619,395
2,000,000		Huntsman International LLC	2.950	06/15/31	1,849,575
300,000		International Flavors & Fragrances, Inc	3.200	05/01/23	300,857
100,000		International Flavors & Fragrances, Inc	4.450	09/26/28	103,709
200,000		International Flavors & Fragrances, Inc	4.375	06/01/47	199,869
675,000		International Flavors & Fragrances, Inc	5.000	09/26/48	740,343
450,000		International Paper Co	6.000	11/15/41	535,780
390,000		International Paper Co	4.800	06/15/44	415,834
2,425,000		International Paper Co	4.350	08/15/48	2,539,091
1,000,000		Kinross Gold Corp	4.500	07/15/27	1,024,483
150,000		Lubrizol Corp	6.500	10/01/34	194,916
170,000		LYB International Finance BV	4.000	07/15/23	172,678
575,000		LYB International Finance BV	5.250	07/15/43	636,477
550,000		LYB International Finance BV	4.875	03/15/44	585,370
491,000		LYB International Finance III LLC	1.250	10/01/25	454,464
150,000		LYB International Finance III LLC	2.250	10/01/30	135,199
150,000		LYB International Finance III LLC	3.375	10/01/40	134,272
1,000,000		LYB International Finance III LLC	4.200	10/15/49	990,003
750,000		LYB International Finance III LLC	4.200	05/01/50	740,739
1,000,000		LYB International Finance III LLC	3.625	04/01/51	904,785
500,000		LYB International Finance III LLC	3.800	10/01/60	435,937
741,000		LyondellBasell Industries NV	5.750	04/15/24	773,455
475,000		LyondellBasell Industries NV	4.625	02/26/55	483,307
200,000		Martin Marietta Materials, Inc	4.250	07/02/24	204,632
200,000		Martin Marietta Materials, Inc	3.450	06/01/27	200,620
325,000		Martin Marietta Materials, Inc	3.500	12/15/27	326,447
250,000		Martin Marietta Materials, Inc	2.500	03/15/30	228,255
1,000,000		Martin Marietta Materials, Inc	2.400	07/15/31	897,643
56

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$450,000	Martin Marietta Materials, Inc	4.250%	12/15/47	$447,237
1,000,000	Martin Marietta Materials, Inc	3.200	07/15/51	854,462
1,000,000	Mosaic Co	4.250	11/15/23	1,021,176
800,000	Mosaic Co	4.050	11/15/27	819,462
300,000	Mosaic Co	5.450	11/15/33	345,086
100,000	Mosaic Co	4.875	11/15/41	105,523
600,000	Mosaic Co	5.625	11/15/43	720,386
1,000,000	NewMarket Corp	2.700	03/18/31	917,274
250,000	Newmont Corp	2.250	10/01/30	228,483
1,350,000	Newmont Corp	2.600	07/15/32	1,241,904
1,300,000	Newmont Goldcorp Corp	2.800	10/01/29	1,243,510
298,000	Newmont Goldcorp Corp	5.875	04/01/35	350,092
235,000	Newmont Goldcorp Corp	6.250	10/01/39	296,988
975,000	Newmont Goldcorp Corp	4.875	03/15/42	1,096,475
300,000	Newmont Goldcorp Corp	5.450	06/09/44	356,091
275,000	Nucor Corp	2.000	06/01/25	266,196
425,000	Nucor Corp	3.950	05/01/28	434,675
3,150,000	Nucor Corp	2.700	06/01/30	2,995,764
500,000	Nucor Corp	3.125	04/01/32	483,310
1,000,000	Nucor Corp	2.979	12/15/55	826,218
150,000	Nutrien Ltd	3.150	10/01/22	150,661
500,000	Nutrien Ltd	1.900	05/13/23	496,238
200,000	Nutrien Ltd	3.000	04/01/25	199,156
700,000	Nutrien Ltd	4.000	12/15/26	721,144
550,000	Nutrien Ltd	4.200	04/01/29	574,726
500,000	Nutrien Ltd	2.950	05/13/30	482,273
200,000	Nutrien Ltd	4.125	03/15/35	202,289
200,000	Nutrien Ltd	5.625	12/01/40	237,764
200,000	Nutrien Ltd	4.900	06/01/43	221,206
691,000	Nutrien Ltd	5.250	01/15/45	792,590
1,050,000	Nutrien Ltd	5.000	04/01/49	1,218,776
300,000	Nutrien Ltd	3.950	05/13/50	301,003
500,000	Owens Corning	4.200	12/01/24	511,302
300,000	Owens Corning	3.400	08/15/26	300,006
500,000	Owens Corning	3.950	08/15/29	508,878
300,000	Owens Corning	3.875	06/01/30	302,944
525,000	Owens Corning	4.300	07/15/47	514,457
350,000	Owens Corning	4.400	01/30/48	348,253
100,000	Packaging Corp of America	3.650	09/15/24	101,284
550,000	Packaging Corp of America	3.400	12/15/27	546,924
100,000	Packaging Corp of America	3.000	12/15/29	96,736
500,000	Packaging Corp of America	4.050	12/15/49	509,836
1,500,000	Packaging Corp of America	3.050	10/01/51	1,284,054
300,000	PPG Industries, Inc	3.200	03/15/23	302,696
500,000	PPG Industries, Inc	2.400	08/15/24	492,830
250,000	PPG Industries, Inc	1.200	03/15/26	231,456
425,000	PPG Industries, Inc	3.750	03/15/28	434,708
500,000	PPG Industries, Inc	2.550	06/15/30	468,879
300,000	Praxair, Inc	2.650	02/05/25	298,388
1,000,000	Praxair, Inc	3.200	01/30/26	1,005,472
725,000	Praxair, Inc	1.100	08/10/30	622,061
625,000	Praxair, Inc	3.550	11/07/42	632,480
225,000	Praxair, Inc	2.000	08/10/50	169,770
300,000	Reliance Steel & Aluminum Co	4.500	04/15/23	305,971
500,000	Reliance Steel & Aluminum Co	1.300	08/15/25	467,327
500,000	Reliance Steel & Aluminum Co	2.150	08/15/30	448,198
57

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$414,000	Rio Tinto Alcan, Inc	6.125%	12/15/33	$522,558
350,000	Rio Tinto Finance USA Ltd	5.200	11/02/40	418,781
1,000,000	Rio Tinto Finance USA Ltd	2.750	11/02/51	863,556
1,400,000	Rio Tinto Finance USA plc	4.125	08/21/42	1,503,378
100,000	RPM International, Inc	3.750	03/15/27	101,262
300,000	RPM International, Inc	4.550	03/01/29	314,057
1,000,000	RPM International, Inc	2.950	01/15/32	916,661
100,000	RPM International, Inc	5.250	06/01/45	113,424
200,000	RPM International, Inc	4.250	01/15/48	202,286
200,000	Sherwin-Williams Co	3.450	08/01/25	201,708
200,000	Sherwin-Williams Co	3.950	01/15/26	206,068
925,000	Sherwin-Williams Co	3.450	06/01/27	927,054
500,000	Sherwin-Williams Co	2.950	08/15/29	482,132
500,000	Sherwin-Williams Co	2.300	05/15/30	457,187
950,000	Sherwin-Williams Co	2.200	03/15/32	842,523
200,000	Sherwin-Williams Co	4.000	12/15/42	192,494
900,000	Sherwin-Williams Co	4.500	06/01/47	953,169
900,000	Sherwin-Williams Co	3.800	08/15/49	865,222
500,000	Sherwin-Williams Co	3.300	05/15/50	444,371
1,000,000	Sherwin-Williams Co	2.900	03/15/52	819,570
650,000	Sonoco Products Co	2.250	02/01/27	615,438
750,000	Sonoco Products Co	3.125	05/01/30	721,044
1,000,000	Sonoco Products Co	2.850	02/01/32	934,636
300,000	Southern Copper Corp	3.875	04/23/25	304,533
100,000	Southern Copper Corp	7.500	07/27/35	128,764
1,180,000	Southern Copper Corp	6.750	04/16/40	1,506,270
1,500,000	Southern Copper Corp	5.875	04/23/45	1,833,750
250,000	Steel Dynamics, Inc	2.800	12/15/24	247,299
100,000	Steel Dynamics, Inc	2.400	06/15/25	96,667
1,000,000	Steel Dynamics, Inc	1.650	10/15/27	907,998
750,000	Steel Dynamics, Inc	3.450	04/15/30	738,852
100,000	Steel Dynamics, Inc	3.250	01/15/31	96,948
500,000	Steel Dynamics, Inc	3.250	10/15/50	427,267
700,000	Suzano Austria GmbH	2.500	09/15/28	631,645
1,900,000	Suzano Austria GmbH	6.000	01/15/29	2,050,993
1,000,000	Suzano Austria GmbH	3.750	01/15/31	941,500
1,500,000	Suzano Austria GmbH	3.125	01/15/32	1,328,070
1,675,000	Teck Resources Ltd	6.250	07/15/41	2,001,229
750,000	Vulcan Materials Co	4.500	04/01/25	774,378
100,000	Vulcan Materials Co	3.900	04/01/27	102,522
275,000	Vulcan Materials Co	3.500	06/01/30	272,748
475,000	Vulcan Materials Co	4.500	06/15/47	497,320
200,000	Vulcan Materials Co	4.700	03/01/48	216,094
200,000	Westlake Chemical Corp	0.875	08/15/24	191,786
500,000	Westlake Chemical Corp	3.600	08/15/26	506,111
1,000,000	Westlake Chemical Corp	3.375	06/15/30	974,198
500,000	Westlake Chemical Corp	2.875	08/15/41	418,178
500,000	Westlake Chemical Corp	5.000	08/15/46	543,579
200,000	Westlake Chemical Corp	4.375	11/15/47	202,140
500,000	Westlake Chemical Corp	3.125	08/15/51	410,995
500,000	Westlake Chemical Corp	3.375	08/15/61	406,700
250,000	WRKCo, Inc	3.000	09/15/24	247,661
425,000	WRKCo, Inc	3.750	03/15/25	429,376
525,000	WRKCo, Inc	4.650	03/15/26	546,350
300,000	WRKCo, Inc	3.375	09/15/27	297,583
325,000	WRKCo, Inc	4.000	03/15/28	330,878
58

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$240,000		WRKCo, Inc	3.900%	06/01/28	$240,914
950,000		WRKCo, Inc	4.900	03/15/29	1,023,099
685,000		WRKCo, Inc	4.200	06/01/32	710,330
400,000		WRKCo, Inc	3.000	06/15/33	373,579
750,000		Yamana Gold, Inc	2.630	08/15/31	671,804
		TOTAL MATERIALS			139,300,208

MEDIA & ENTERTAINMENT - 1.3%
475,000		Activision Blizzard, Inc	3.400	09/15/26	483,462
300,000		Activision Blizzard, Inc	3.400	06/15/27	303,066
250,000		Activision Blizzard, Inc	1.350	09/15/30	216,699
300,000		Activision Blizzard, Inc	4.500	06/15/47	339,984
1,100,000		Activision Blizzard, Inc	2.500	09/15/50	903,699
1,000,000		AdventHealth Obligated Group	2.795	11/15/51	841,452
550,000		Agree LP	2.000	06/15/28	498,229
150,000		Agree LP	2.900	10/01/30	140,018
1,000,000		Agree LP	2.600	06/15/33	880,719
875,000		Alphabet, Inc	3.375	02/25/24	893,289
675,000		Alphabet, Inc	0.450	08/15/25	629,747
1,250,000		Alphabet, Inc	1.998	08/15/26	1,218,282
1,000,000		Alphabet, Inc	0.800	08/15/27	902,899
850,000		Alphabet, Inc	1.100	08/15/30	742,819
1,000,000		Alphabet, Inc	1.900	08/15/40	815,524
2,800,000		Alphabet, Inc	2.050	08/15/50	2,208,761
1,100,000		Alphabet, Inc	2.250	08/15/60	855,009
1,000,000		American Assets Trust LP	3.375	02/01/31	940,636
2,000,000		AstraZeneca Finance LLC	1.200	05/28/26	1,854,246
2,000,000		AstraZeneca Finance LLC	1.750	05/28/28	1,842,850
225,000		AstraZeneca Finance LLC	2.250	05/28/31	209,507
700,000		Baidu, Inc	3.875	09/29/23	705,964
525,000		Baidu, Inc	4.375	05/14/24	534,151
200,000	e	Baidu, Inc	3.075	04/07/25	196,595
1,000,000		Baidu, Inc	1.720	04/09/26	919,749
535,000		Baidu, Inc	1.625	02/23/27	479,050
300,000		Baidu, Inc	3.625	07/06/27	293,347
500,000		Baidu, Inc	4.375	03/29/28	504,471
500,000		Baidu, Inc	4.875	11/14/28	521,381
300,000		Baidu, Inc	3.425	04/07/30	287,454
750,000		Baidu, Inc	2.375	10/09/30	659,877
1,000,000	e	Baidu, Inc	2.375	08/23/31	871,243
1,000,000		Bain Capital Specialty Finance, Inc	2.550	10/13/26	901,747
1,000,000	g	Blackstone Private Credit Fund	4.700	03/24/25	1,014,596
1,800,000	g	Blackstone Private Credit Fund	2.625	12/15/26	1,619,931
1,000,000	g	Blackstone Private Credit Fund	3.250	03/15/27	916,467
1,000,000	g	Blackstone Private Credit Fund	4.000	01/15/29	925,817
750,000		Blackstone Secured Lending Fund	3.650	07/14/23	754,145
750,000		Blackstone Secured Lending Fund	3.625	01/15/26	735,044
1,400,000		Blackstone Secured Lending Fund	2.750	09/16/26	1,299,989
1,000,000	g	Blackstone Secured Lending Fund	2.125	02/15/27	887,093
1,000,000	g	Blackstone Secured Lending Fund	2.850	09/30/28	866,781
1,000,000		Broadstone Net Lease LLC	2.600	09/15/31	890,455
1,000,000		Brookfield Finance I UK PLC	2.340	01/30/32	888,918
1,000,000		Brown University in Providence in the State of Rhode Island and Providence Plant	2.924	09/01/50	915,938
2,000,000		Cedars-Sinai Health System	2.288	08/15/31	1,819,600
225,000		Charter Communications Operating LLC	4.500	02/01/24	230,138
59

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$3,650,000		Charter Communications Operating LLC	4.908%	07/23/25	$3,785,091
950,000		Charter Communications Operating LLC	3.750	02/15/28	938,089
2,750,000		Charter Communications Operating LLC	4.200	03/15/28	2,778,900
650,000		Charter Communications Operating LLC	2.250	01/15/29	584,914
2,000,000		Charter Communications Operating LLC	2.800	04/01/31	1,802,588
1,500,000		Charter Communications Operating LLC	2.300	02/01/32	1,282,149
1,000,000		Charter Communications Operating LLC	4.400	04/01/33	997,042
750,000		Charter Communications Operating LLC	6.384	10/23/35	847,298
1,500,000		Charter Communications Operating LLC	5.375	04/01/38	1,540,747
1,500,000		Charter Communications Operating LLC	3.500	06/01/41	1,246,697
1,000,000		Charter Communications Operating LLC	3.500	03/01/42	826,733
1,550,000		Charter Communications Operating LLC	6.484	10/23/45	1,764,494
1,400,000		Charter Communications Operating LLC	5.375	05/01/47	1,433,447
1,375,000		Charter Communications Operating LLC	5.750	04/01/48	1,461,811
1,600,000		Charter Communications Operating LLC	5.125	07/01/49	1,587,325
2,500,000		Charter Communications Operating LLC	4.800	03/01/50	2,374,774
2,500,000		Charter Communications Operating LLC	3.700	04/01/51	2,060,246
3,000,000		Charter Communications Operating LLC	3.900	06/01/52	2,529,931
500,000		Charter Communications Operating LLC	5.250	04/01/53	503,372
2,000,000		Charter Communications Operating LLC	3.850	04/01/61	1,607,920
1,500,000		Charter Communications Operating LLC	4.400	12/01/61	1,305,712
1,000,000		Charter Communications Operating LLC	3.950	06/30/62	808,662
500,000		Charter Communications Operating LLC	5.500	04/01/63	502,961
1,000,000		Children’s Health System of Texas	2.511	08/15/50	783,686
2,025,000		Comcast Corp	3.700	04/15/24	2,067,196
850,000		Comcast Corp	3.375	02/15/25	862,955
350,000		Comcast Corp	3.375	08/15/25	354,545
1,550,000		Comcast Corp	3.950	10/15/25	1,600,704
1,950,000		Comcast Corp	3.150	03/01/26	1,966,953
1,025,000		Comcast Corp	2.350	01/15/27	996,666
1,450,000		Comcast Corp	3.300	02/01/27	1,470,879
900,000		Comcast Corp	3.150	02/15/28	898,456
2,675,000		Comcast Corp	4.150	10/15/28	2,810,941
5,000,000		Comcast Corp	3.400	04/01/30	5,065,241
3,300,000		Comcast Corp	4.250	10/15/30	3,520,312
1,950,000		Comcast Corp	1.950	01/15/31	1,759,063
3,850,000		Comcast Corp	1.500	02/15/31	3,354,509
1,925,000		Comcast Corp	4.250	01/15/33	2,079,213
150,000		Comcast Corp	7.050	03/15/33	195,868
200,000		Comcast Corp	4.200	08/15/34	213,478
500,000		Comcast Corp	4.400	08/15/35	540,238
36,000		Comcast Corp	6.500	11/15/35	46,540
3,475,000		Comcast Corp	3.200	07/15/36	3,324,573
3,150,000		Comcast Corp	3.900	03/01/38	3,244,417
1,000,000		Comcast Corp	3.250	11/01/39	948,208
3,800,000		Comcast Corp	3.750	04/01/40	3,825,130
1,275,000		Comcast Corp	3.400	07/15/46	1,197,074
631,000		Comcast Corp	3.969	11/01/47	641,040
1,500,000		Comcast Corp	4.000	03/01/48	1,538,465
1,407,000		Comcast Corp	3.999	11/01/49	1,419,046
2,525,000		Comcast Corp	3.450	02/01/50	2,362,223
425,000		Comcast Corp	2.800	01/15/51	358,388
2,237,000	g	Comcast Corp	2.887	11/01/51	1,885,870
1,050,000		Comcast Corp	2.450	08/15/52	832,835
4,708,000	g	Comcast Corp	2.937	11/01/56	3,886,563
850,000		Comcast Corp	2.650	08/15/62	656,589
60

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$6,758,000	g	Comcast Corp	2.987%	11/01/63	$5,530,245
485,000		Cottage Health Obligated Group	3.304	11/01/49	448,069
750,000		DH Europe Finance II Sarl	2.200	11/15/24	734,655
300,000		DH Europe Finance II Sarl	2.600	11/15/29	285,959
550,000		DH Europe Finance II Sarl	3.250	11/15/39	523,612
1,000,000		DH Europe Finance II Sarl	3.400	11/15/49	950,897
237,000		Discovery Communications LLC	2.950	03/20/23	237,529
300,000		Discovery Communications LLC	3.800	03/13/24	302,146
200,000		Discovery Communications LLC	3.900	11/15/24	202,030
350,000		Discovery Communications LLC	3.450	03/15/25	346,630
200,000		Discovery Communications LLC	3.950	06/15/25	201,953
500,000		Discovery Communications LLC	4.900	03/11/26	520,383
2,275,000		Discovery Communications LLC	3.950	03/20/28	2,272,379
1,000,000		Discovery Communications LLC	4.125	05/15/29	1,008,979
250,000		Discovery Communications LLC	3.625	05/15/30	242,825
1,400,000		Discovery Communications LLC	5.200	09/20/47	1,456,315
1,400,000		Discovery Communications LLC	5.300	05/15/49	1,464,182
500,000		Discovery Communications LLC	4.650	05/15/50	484,617
1,175,000		Discovery Communications LLC	4.000	09/15/55	1,013,765
1,000,000		Electronic Arts, Inc	1.850	02/15/31	878,265
1,000,000		Electronic Arts, Inc	2.950	02/15/51	833,653
500,000		Extra Space Storage LP	3.900	04/01/29	501,039
700,000		Extra Space Storage LP	2.550	06/01/31	631,484
1,000,000		Extra Space Storage LP	2.350	03/15/32	877,608
500,000		Fox Corp	4.030	01/25/24	510,449
500,000		Fox Corp	3.050	04/07/25	499,740
2,250,000		Fox Corp	4.709	01/25/29	2,402,077
500,000		Fox Corp	3.500	04/08/30	495,312
1,500,000		Fox Corp	5.476	01/25/39	1,698,152
650,000		Fox Corp	5.576	01/25/49	755,535
500,000	e	GE Capital Funding LLC	3.450	05/15/25	498,638
3,000,000		GE Capital Funding LLC	4.550	05/15/32	3,221,627
366,000		Grupo Televisa SAB	6.625	03/18/25	396,647
200,000		Grupo Televisa SAB	4.625	01/30/26	205,802
1,100,000		Grupo Televisa SAB	5.000	05/13/45	1,138,355
700,000		Grupo Televisa SAB	6.125	01/31/46	841,373
500,000		Grupo Televisa SAB	5.250	05/24/49	550,382
1,900,000	g	GSK Consumer Healthcare Capital US LLC	3.375	03/24/27	1,899,975
725,000	g	GSK Consumer Healthcare Capital US LLC	3.375	03/24/29	717,611
1,500,000	g	GSK Consumer Healthcare Capital US LLC	3.625	03/24/32	1,498,590
1,000,000	g	GSK Consumer Healthcare Capital US LLC	4.000	03/24/52	1,001,913
100,000		Interpublic Group of Cos, Inc	4.200	04/15/24	101,816
350,000		Interpublic Group of Cos, Inc	4.650	10/01/28	366,422
500,000		Interpublic Group of Cos, Inc	4.750	03/30/30	536,831
1,000,000		Interpublic Group of Cos, Inc	2.400	03/01/31	903,531
1,000,000		Interpublic Group of Cos, Inc	3.375	03/01/41	890,152
400,000		Interpublic Group of Cos, Inc	5.400	10/01/48	475,839
445,000		Iowa Health System	3.665	02/15/50	420,457
5,000,000	g	Magallanes, Inc	3.755	03/15/27	4,990,899
3,325,000	g	Magallanes, Inc	4.054	03/15/29	3,341,491
2,625,000	g	Magallanes, Inc	4.279	03/15/32	2,636,678
2,750,000	g	Magallanes, Inc	5.050	03/15/42	2,805,083
2,850,000	g	Magallanes, Inc	5.141	03/15/52	2,915,820
1,475,000	g	Magallanes, Inc	5.391	03/15/62	1,523,790
350,000		Marvell Technology, Inc	4.200	06/22/23	355,625
1,000,000		Marvell Technology, Inc	1.650	04/15/26	929,173
61

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,000,000		Marvell Technology, Inc	2.450%	04/15/28	$919,478
350,000		Marvell Technology, Inc	4.875	06/22/28	366,404
1,000,000		Marvell Technology, Inc	2.950	04/15/31	924,343
135,000		MedStar Health, Inc	3.626	08/15/49	126,119
1,000,000	g	Morgan Stanley Direct Lending Fund	4.500	02/11/27	950,222
870,000		NBC Universal Media LLC	4.450	01/15/43	935,416
1,000,000		Northwestern Memorial Healthcare Obligated Group	2.633	07/15/51	834,794
1,000,000		Ochsner LSU Health System of North Louisiana	2.510	05/15/31	880,409
425,000		Omnicom Group, Inc	3.650	11/01/24	429,815
1,050,000		Omnicom Group, Inc	3.600	04/15/26	1,062,698
750,000		Omnicom Group, Inc	2.450	04/30/30	693,734
325,000		Omnicom Group, Inc	4.200	06/01/30	339,294
700,000		Omnicom Group, Inc	2.600	08/01/31	647,095
1,000,000	g	Owl Rock Capital Corp III	3.125	04/13/27	884,596
1,000,000	g	OWL Rock Core Income Corp	5.500	03/21/25	997,458
1,000,000	g	OWL Rock Core Income Corp	4.700	02/08/27	961,780
1,000,000		Owl Rock Technology Finance Corp	2.500	01/15/27	903,130
1,000,000		Phillips Edison Grocery Center Operating Partnership I LP	2.625	11/15/31	883,137
1,000,000		Rayonier LP	2.750	05/17/31	913,296
1,000,000		Rexford Industrial Realty LP	2.125	12/01/30	874,212
500,000		Rexford Industrial Realty LP	2.150	09/01/31	434,029
625,000	g	S&P Global, Inc	2.450	03/01/27	608,101
1,000,000	g	S&P Global, Inc	2.700	03/01/29	969,313
1,000,000	g	S&P Global, Inc	2.900	03/01/32	969,451
1,000,000	g	S&P Global, Inc	3.700	03/01/52	1,013,918
1,000,000	g	S&P Global, Inc	3.900	03/01/62	1,028,619
1,000,000		Safehold Operating Partnership LP	2.800	06/15/31	878,129
500,000		Safehold Operating Partnership LP	2.850	01/15/32	440,522
750,000		Schlumberger Finance Canada Ltd	1.400	09/17/25	711,532
425,000		Sentara Healthcare	2.927	11/01/51	369,016
500,000		Spectrum Health System Obligated Group	3.487	07/15/49	478,442
1,000,000		STERIS Irish FinCo UnLtd Co	2.700	03/15/31	915,238
1,000,000		STERIS Irish FinCo UnLtd Co	3.750	03/15/51	930,275
500,000		Tencent Music Entertainment Group	1.375	09/03/25	458,060
750,000		Tencent Music Entertainment Group	2.000	09/03/30	616,581
1,075,000		Time Warner Cable LLC	6.550	05/01/37	1,236,282
400,000		Time Warner Cable LLC	7.300	07/01/38	485,634
500,000		Time Warner Cable LLC	6.750	06/15/39	579,727
890,000		Time Warner Cable LLC	5.875	11/15/40	956,492
475,000		Time Warner Cable LLC	5.500	09/01/41	493,089
2,875,000		Time Warner Cable LLC	4.500	09/15/42	2,659,145
325,000		Time Warner Entertainment Co LP	8.375	03/15/23	342,168
300,000		Time Warner Entertainment Co LP	8.375	07/15/33	391,662
200,000		Toledo Hospital	5.325	11/15/28	214,108
450,000		Toledo Hospital	5.750	11/15/38	494,864
200,000	e	Toledo Hospital	6.015	11/15/48	228,500
550,000		TSMC Arizona Corp	1.750	10/25/26	515,428
1,000,000		TSMC Arizona Corp	2.500	10/25/31	926,064
1,000,000		TSMC Arizona Corp	3.125	10/25/41	911,813
1,000,000	e	TSMC Arizona Corp	3.250	10/25/51	904,429
138,000		ViacomCBS, Inc	3.500	01/15/25	138,665
800,000		ViacomCBS, Inc	4.000	01/15/26	812,241
650,000		ViacomCBS, Inc	2.900	01/15/27	633,927
200,000		ViacomCBS, Inc	3.375	02/15/28	195,743
1,300,000		ViacomCBS, Inc	3.700	06/01/28	1,289,548
500,000		ViacomCBS, Inc	4.200	06/01/29	505,683
62

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$500,000		ViacomCBS, Inc	7.875%	07/30/30	$629,561
500,000		ViacomCBS, Inc	4.950	01/15/31	531,490
1,500,000		ViacomCBS, Inc	4.200	05/19/32	1,502,127
150,000		ViacomCBS, Inc	6.875	04/30/36	183,492
200,000		ViacomCBS, Inc	4.850	07/01/42	203,410
2,179,000		ViacomCBS, Inc	4.375	03/15/43	2,073,863
625,000		ViacomCBS, Inc	5.850	09/01/43	720,107
200,000		ViacomCBS, Inc	4.900	08/15/44	201,868
800,000		ViacomCBS, Inc	4.600	01/15/45	789,837
1,000,000		ViacomCBS, Inc	4.950	05/19/50	1,045,149
1,000,000		Viatris, Inc	1.650	06/22/25	930,548
400,000		Viatris, Inc	2.300	06/22/27	364,057
375,000		Viatris, Inc	2.700	06/22/30	329,837
600,000		Viatris, Inc	3.850	06/22/40	518,947
1,950,000		Viatris, Inc	4.000	06/22/50	1,638,149
750,000		Walt Disney Co	1.750	08/30/24	736,503
1,000,000		Walt Disney Co	3.350	03/24/25	1,013,959
875,000		Walt Disney Co	3.150	09/17/25	878,803
700,000		Walt Disney Co	3.700	10/15/25	716,418
8,000,000		Walt Disney Co	1.750	01/13/26	7,662,690
500,000		Walt Disney Co	3.000	02/13/26	500,901
475,000		Walt Disney Co	1.850	07/30/26	453,679
1,500,000	e	Walt Disney Co	2.950	06/15/27	1,492,672
3,000,000		Walt Disney Co	2.200	01/13/28	2,849,731
425,000		Walt Disney Co	2.000	09/01/29	392,918
500,000		Walt Disney Co	3.800	03/22/30	519,626
1,000,000		Walt Disney Co	2.650	01/13/31	954,945
229,000		Walt Disney Co	6.400	12/15/35	293,644
325,000		Walt Disney Co	6.650	11/15/37	432,816
1,000,000		Walt Disney Co	3.500	05/13/40	973,990
1,425,000		Walt Disney Co	6.150	02/15/41	1,855,897
100,000		Walt Disney Co	4.375	08/16/41	105,529
200,000		Walt Disney Co	3.700	12/01/42	197,409
225,000		Walt Disney Co	5.400	10/01/43	272,262
1,275,000		Walt Disney Co	4.125	06/01/44	1,335,930
500,000		Walt Disney Co	4.750	09/15/44	565,020
300,000		Walt Disney Co	4.950	10/15/45	345,992
100,000		Walt Disney Co	3.000	07/30/46	88,771
700,000		Walt Disney Co	4.750	11/15/46	800,105
1,600,000		Walt Disney Co	2.750	09/01/49	1,361,415
3,625,000		Walt Disney Co	4.700	03/23/50	4,204,041
2,000,000		Walt Disney Co	3.600	01/13/51	1,977,545
1,000,000		Walt Disney Co	3.800	05/13/60	1,006,255
375,000		Weibo Corp	3.500	07/05/24	366,098
900,000		Weibo Corp	3.375	07/08/30	767,955
1,500,000		WPP Finance 2010	3.750	09/19/24	1,515,422
		TOTAL MEDIA & ENTERTAINMENT			282,679,860

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.2%
850,000		AbbVie, Inc	2.850	05/14/23	855,066
1,850,000		AbbVie, Inc	3.750	11/14/23	1,885,365
2,350,000		AbbVie, Inc	3.800	03/15/25	2,393,669
1,575,000		AbbVie, Inc	3.600	05/14/25	1,595,680
4,150,000		AbbVie, Inc	3.200	05/14/26	4,161,155
1,000,000		AbbVie, Inc	2.950	11/21/26	990,601
675,000		AbbVie, Inc	4.250	11/14/28	711,125
63

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$6,750,000		AbbVie, Inc	3.200%	11/21/29	$6,669,732
2,250,000		AbbVie, Inc	4.550	03/15/35	2,415,388
1,925,000		AbbVie, Inc	4.500	05/14/35	2,066,096
675,000		AbbVie, Inc	4.300	05/14/36	704,928
3,300,000		AbbVie, Inc	4.050	11/21/39	3,390,443
2,175,000		AbbVie, Inc	4.400	11/06/42	2,294,674
1,625,000		AbbVie, Inc	4.850	06/15/44	1,801,387
1,310,000		AbbVie, Inc	4.750	03/15/45	1,426,105
925,000		AbbVie, Inc	4.700	05/14/45	1,004,274
1,350,000		AbbVie, Inc	4.450	05/14/46	1,434,488
1,150,000		AbbVie, Inc	4.875	11/14/48	1,299,742
4,975,000		AbbVie, Inc	4.250	11/21/49	5,162,641
400,000		Agilent Technologies, Inc	3.875	07/15/23	405,952
200,000		Agilent Technologies, Inc	3.050	09/22/26	198,600
500,000		Agilent Technologies, Inc	2.750	09/15/29	476,817
1,000,000		Agilent Technologies, Inc	2.100	06/04/30	897,542
1,000,000		Agilent Technologies, Inc	2.300	03/12/31	903,372
2,475,000		Amgen, Inc	2.250	08/19/23	2,483,668
950,000		Amgen, Inc	3.625	05/22/24	967,755
775,000		Amgen, Inc	3.125	05/01/25	782,661
1,225,000		Amgen, Inc	2.600	08/19/26	1,207,454
3,250,000		Amgen, Inc	2.200	02/21/27	3,125,978
775,000		Amgen, Inc	3.200	11/02/27	779,638
1,500,000		Amgen, Inc	1.650	08/15/28	1,366,207
1,000,000		Amgen, Inc	3.000	02/22/29	981,669
1,000,000		Amgen, Inc	2.450	02/21/30	942,830
500,000		Amgen, Inc	2.300	02/25/31	460,552
800,000		Amgen, Inc	2.000	01/15/32	708,883
850,000		Amgen, Inc	3.350	02/22/32	842,045
1,325,000		Amgen, Inc	3.150	02/21/40	1,211,204
1,500,000		Amgen, Inc	2.800	08/15/41	1,287,832
126,000		Amgen, Inc	5.150	11/15/41	141,462
2,675,000		Amgen, Inc	4.400	05/01/45	2,808,962
2,128,000		Amgen, Inc	4.563	06/15/48	2,288,128
2,575,000		Amgen, Inc	3.375	02/21/50	2,323,320
2,447,000		Amgen, Inc	4.663	06/15/51	2,692,835
1,000,000		Amgen, Inc	3.000	01/15/52	845,773
1,000,000		Amgen, Inc	4.200	02/22/52	1,034,194
172,000		Amgen, Inc	2.770	09/01/53	138,008
1,000,000		Amgen, Inc	4.400	02/22/62	1,034,248
475,000		AstraZeneca plc	3.500	08/17/23	482,270
350,000		AstraZeneca plc	3.375	11/16/25	355,106
1,000,000		AstraZeneca plc	0.700	04/08/26	913,806
950,000		AstraZeneca plc	3.125	06/12/27	956,058
1,700,000		AstraZeneca plc	4.000	01/17/29	1,790,093
1,000,000		AstraZeneca plc	1.375	08/06/30	871,431
1,900,000		AstraZeneca plc	6.450	09/15/37	2,523,477
625,000		AstraZeneca plc	4.000	09/18/42	656,819
500,000		AstraZeneca plc	4.375	11/16/45	557,746
750,000		AstraZeneca plc	4.375	08/17/48	851,453
600,000	e	AstraZeneca plc	2.125	08/06/50	460,951
1,500,000	e	AstraZeneca plc	3.000	05/28/51	1,378,278
449,000		Baxalta, Inc	4.000	06/23/25	458,257
149,000		Baxalta, Inc	5.250	06/23/45	171,047
875,000		Biogen, Inc	4.050	09/15/25	897,440
300,000		Biogen, Inc	2.250	05/01/30	269,924
64

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,375,000		Biogen, Inc	3.150%	05/01/50	$1,125,977
1,346,000	g	Biogen, Inc	3.250	02/15/51	1,112,646
200,000		Bristol-Myers Squibb Co	3.250	11/01/23	202,547
1,000,000		Bristol-Myers Squibb Co	0.537	11/13/23	972,118
5,350,000		Bristol-Myers Squibb Co	2.900	07/26/24	5,389,685
1,000,000		Bristol-Myers Squibb Co	0.750	11/13/25	926,077
1,000,000		Bristol-Myers Squibb Co	1.125	11/13/27	911,410
1,275,000		Bristol-Myers Squibb Co	3.900	02/20/28	1,328,035
874,000		Bristol-Myers Squibb Co	3.400	07/26/29	889,546
1,150,000		Bristol-Myers Squibb Co	1.450	11/13/30	1,003,309
400,000		Bristol-Myers Squibb Co	2.950	03/15/32	391,290
700,000		Bristol-Myers Squibb Co	4.125	06/15/39	751,670
125,000		Bristol-Myers Squibb Co	2.350	11/13/40	105,481
375,000		Bristol-Myers Squibb Co	3.550	03/15/42	370,896
650,000		Bristol-Myers Squibb Co	3.250	08/01/42	612,102
500,000		Bristol-Myers Squibb Co	4.350	11/15/47	548,355
1,786,000		Bristol-Myers Squibb Co	4.550	02/20/48	2,021,024
2,400,000		Bristol-Myers Squibb Co	4.250	10/26/49	2,617,176
1,500,000		Bristol-Myers Squibb Co	2.550	11/13/50	1,245,127
575,000		Bristol-Myers Squibb Co	3.700	03/15/52	577,840
1,000,000		Bristol-Myers Squibb Co	3.900	03/15/62	1,005,424
200,000		Danaher Corp	3.350	09/15/25	201,484
200,000		Danaher Corp	4.375	09/15/45	211,046
400,000		Danaher Corp	2.600	10/01/50	330,222
750,000		Danaher Corp	2.800	12/10/51	637,302
975,000		Eli Lilly & Co	2.750	06/01/25	970,691
950,000		Eli Lilly & Co	3.100	05/15/27	949,865
1,300,000		Eli Lilly & Co	2.250	05/15/50	1,054,362
750,000		Eli Lilly & Co	2.500	09/15/60	603,222
500,000		Gilead Sciences, Inc	2.500	09/01/23	500,911
638,000		Gilead Sciences, Inc	0.750	09/29/23	623,083
800,000		Gilead Sciences, Inc	3.700	04/01/24	814,300
575,000		Gilead Sciences, Inc	3.500	02/01/25	582,776
1,125,000		Gilead Sciences, Inc	3.650	03/01/26	1,144,136
525,000		Gilead Sciences, Inc	2.950	03/01/27	519,824
325,000		Gilead Sciences, Inc	1.200	10/01/27	293,207
5,815,000		Gilead Sciences, Inc	1.650	10/01/30	5,110,053
450,000		Gilead Sciences, Inc	4.600	09/01/35	489,429
1,300,000		Gilead Sciences, Inc	4.000	09/01/36	1,328,098
325,000		Gilead Sciences, Inc	2.600	10/01/40	273,647
250,000		Gilead Sciences, Inc	5.650	12/01/41	301,775
1,025,000		Gilead Sciences, Inc	4.800	04/01/44	1,126,777
950,000		Gilead Sciences, Inc	4.500	02/01/45	1,012,227
925,000		Gilead Sciences, Inc	4.750	03/01/46	1,025,068
1,525,000		Gilead Sciences, Inc	4.150	03/01/47	1,568,068
2,600,000		Gilead Sciences, Inc	2.800	10/01/50	2,127,642
1,550,000		GlaxoSmithKline Capital plc	0.534	10/01/23	1,514,059
2,900,000		GlaxoSmithKline Capital plc	3.375	06/01/29	2,957,850
950,000		GlaxoSmithKline Capital, Inc	3.625	05/15/25	970,380
925,000		GlaxoSmithKline Capital, Inc	3.875	05/15/28	965,784
350,000		GlaxoSmithKline Capital, Inc	5.375	04/15/34	416,504
1,243,000		GlaxoSmithKline Capital, Inc	6.375	05/15/38	1,654,556
850,000		GlaxoSmithKline Capital, Inc	4.200	03/18/43	890,711
1,500,000		Illumina, Inc	2.550	03/23/31	1,363,349
300,000		Johnson & Johnson	2.050	03/01/23	301,033
950,000		Johnson & Johnson	3.375	12/05/23	966,446
65

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$2,000,000		Johnson & Johnson	0.550%	09/01/25	$1,865,212
1,000,000		Johnson & Johnson	2.450	03/01/26	994,628
2,000,000		Johnson & Johnson	0.950	09/01/27	1,829,809
2,000,000		Johnson & Johnson	1.300	09/01/30	1,780,895
1,000,000		Johnson & Johnson	4.375	12/05/33	1,126,003
250,000		Johnson & Johnson	3.550	03/01/36	258,448
450,000		Johnson & Johnson	3.625	03/03/37	465,233
250,000		Johnson & Johnson	5.950	08/15/37	325,219
675,000		Johnson & Johnson	3.400	01/15/38	688,197
375,000		Johnson & Johnson	5.850	07/15/38	483,268
1,000,000		Johnson & Johnson	2.100	09/01/40	844,257
300,000		Johnson & Johnson	4.500	12/05/43	343,414
1,200,000		Johnson & Johnson	3.700	03/01/46	1,264,907
1,625,000		Johnson & Johnson	3.750	03/03/47	1,737,755
2,100,000		Johnson & Johnson	3.500	01/15/48	2,151,277
500,000		Johnson & Johnson	2.250	09/01/50	409,729
1,000,000		Johnson & Johnson	2.450	09/01/60	809,833
1,300,000		Merck & Co, Inc	2.800	05/18/23	1,310,072
1,450,000		Merck & Co, Inc	2.750	02/10/25	1,453,362
2,875,000	e	Merck & Co, Inc	0.750	02/24/26	2,683,568
2,000,000		Merck & Co, Inc	1.700	06/10/27	1,892,461
1,500,000		Merck & Co, Inc	1.900	12/10/28	1,411,731
3,175,000		Merck & Co, Inc	1.450	06/24/30	2,818,976
1,150,000		Merck & Co, Inc	2.150	12/10/31	1,063,672
1,475,000		Merck & Co, Inc	3.900	03/07/39	1,567,141
425,000		Merck & Co, Inc	2.350	06/24/40	366,014
100,000		Merck & Co, Inc	3.600	09/15/42	100,425
925,000		Merck & Co, Inc	4.150	05/18/43	1,004,716
1,825,000		Merck & Co, Inc	3.700	02/10/45	1,858,723
1,600,000		Merck & Co, Inc	4.000	03/07/49	1,733,550
375,000		Merck & Co, Inc	2.450	06/24/50	311,755
625,000		Merck & Co, Inc	2.750	12/10/51	544,400
1,100,000		Merck & Co, Inc	2.900	12/10/61	936,599
2,800,000		Mylan NV	3.950	06/15/26	2,778,535
750,000		Mylan NV	5.250	06/15/46	741,412
500,000		Mylan, Inc	4.550	04/15/28	505,517
700,000		Mylan, Inc	5.200	04/15/48	686,162
2,300,000		Novartis Capital Corp	3.400	05/06/24	2,341,552
725,000		Novartis Capital Corp	3.000	11/20/25	728,699
3,500,000		Novartis Capital Corp	2.000	02/14/27	3,368,396
1,300,000		Novartis Capital Corp	3.100	05/17/27	1,312,693
1,000,000		Novartis Capital Corp	2.200	08/14/30	938,744
400,000		Novartis Capital Corp	3.700	09/21/42	406,954
1,025,000		Novartis Capital Corp	4.400	05/06/44	1,160,466
1,000,000		Novartis Capital Corp	4.000	11/20/45	1,071,430
750,000		Novartis Capital Corp	2.750	08/14/50	671,424
1,000,000		PerkinElmer, Inc	1.900	09/15/28	903,590
500,000		PerkinElmer, Inc	3.300	09/15/29	487,584
1,000,000		PerkinElmer, Inc	2.550	03/15/31	917,388
300,000		PerkinElmer, Inc	2.250	09/15/31	265,158
1,000,000		PerkinElmer, Inc	3.625	03/15/51	927,020
1,175,000		Pfizer, Inc	3.400	05/15/24	1,198,306
3,000,000		Pfizer, Inc	0.800	05/28/25	2,837,070
350,000		Pfizer, Inc	2.750	06/03/26	349,661
2,850,000		Pfizer, Inc	3.000	12/15/26	2,875,032
950,000		Pfizer, Inc	3.600	09/15/28	988,559
66

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$1,550,000	Pfizer, Inc	3.450%	03/15/29	$1,594,280
3,000,000	Pfizer, Inc	1.750	08/18/31	2,698,316
425,000	Pfizer, Inc	4.000	12/15/36	451,112
500,000	Pfizer, Inc	4.100	09/15/38	544,129
875,000	Pfizer, Inc	3.900	03/15/39	930,148
350,000	Pfizer, Inc	7.200	03/15/39	512,871
1,250,000	Pfizer, Inc	2.550	05/28/40	1,117,911
625,000	Pfizer, Inc	4.300	06/15/43	688,657
1,100,000	Pfizer, Inc	4.400	05/15/44	1,239,359
1,875,000	Pfizer, Inc	4.125	12/15/46	2,091,757
1,200,000	Pfizer, Inc	4.200	09/15/48	1,341,877
2,100,000	Pfizer, Inc	4.000	03/15/49	2,295,046
1,000,000	Pfizer, Inc	2.700	05/28/50	885,013
1,000,000	Regeneron Pharmaceuticals, Inc	1.750	09/15/30	867,776
500,000	Regeneron Pharmaceuticals, Inc	2.800	09/15/50	399,519
1,000,000	Royalty Pharma plc	0.750	09/02/23	970,871
1,000,000	Royalty Pharma plc	1.200	09/02/25	919,867
1,000,000	Royalty Pharma plc	1.750	09/02/27	907,571
375,000	Royalty Pharma plc	2.200	09/02/30	327,860
1,000,000	Royalty Pharma plc	2.150	09/02/31	857,366
1,000,000	Royalty Pharma plc	3.300	09/02/40	851,396
1,000,000	Royalty Pharma plc	3.550	09/02/50	830,681
1,000,000	Royalty Pharma plc	3.350	09/02/51	801,611
500,000	Sanofi	3.625	06/19/28	514,764
1,000,000	Takeda Pharmaceutical Co Ltd	4.400	11/26/23	1,024,666
2,100,000	Takeda Pharmaceutical Co Ltd	5.000	11/26/28	2,277,181
700,000	Takeda Pharmaceutical Co Ltd	2.050	03/31/30	631,845
2,050,000	Takeda Pharmaceutical Co Ltd	3.025	07/09/40	1,827,793
1,150,000	Takeda Pharmaceutical Co Ltd	3.175	07/09/50	1,006,007
1,000,000	Takeda Pharmaceutical Co Ltd	3.375	07/09/60	871,213
3,000,000	Thermo Fisher Scientific, Inc	1.215	10/18/24	2,884,912
1,000,000	Thermo Fisher Scientific, Inc	1.750	10/15/28	913,585
1,500,000	Thermo Fisher Scientific, Inc	2.600	10/01/29	1,429,931
275,000	Thermo Fisher Scientific, Inc	2.000	10/15/31	246,868
1,500,000	Thermo Fisher Scientific, Inc	2.800	10/15/41	1,343,471
200,000	Thermo Fisher Scientific, Inc	5.300	02/01/44	244,029
200,000	Thermo Fisher Scientific, Inc	4.100	08/15/47	214,235
1,000,000	Wyeth LLC	6.450	02/01/24	1,069,267
150,000	Wyeth LLC	6.500	02/01/34	194,768
275,000	Wyeth LLC	5.950	04/01/37	349,710
300,000	Zoetis, Inc	4.500	11/13/25	313,054
425,000	Zoetis, Inc	3.000	09/12/27	423,243
500,000	Zoetis, Inc	3.900	08/20/28	513,224
900,000	Zoetis, Inc	4.700	02/01/43	1,004,213
650,000	Zoetis, Inc	3.950	09/12/47	670,306
200,000	Zoetis, Inc	4.450	08/20/48	223,752
375,000	Zoetis, Inc	3.000	05/15/50	332,285
	TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			260,647,843

REAL ESTATE - 1.0%
100,000	Alexandria Real Estate Equities, Inc	3.450	04/30/25	100,635
200,000	Alexandria Real Estate Equities, Inc	4.300	01/15/26	205,800
500,000	Alexandria Real Estate Equities, Inc	3.800	04/15/26	508,874
200,000	Alexandria Real Estate Equities, Inc	4.500	07/30/29	212,573
425,000	Alexandria Real Estate Equities, Inc	2.750	12/15/29	402,896
67

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$100,000		Alexandria Real Estate Equities, Inc	4.700%	07/01/30	$107,745
275,000		Alexandria Real Estate Equities, Inc	3.375	08/15/31	270,692
1,500,000		Alexandria Real Estate Equities, Inc	2.000	05/18/32	1,311,034
450,000		Alexandria Real Estate Equities, Inc	1.875	02/01/33	380,607
800,000		Alexandria Real Estate Equities, Inc	2.950	03/15/34	752,634
500,000		Alexandria Real Estate Equities, Inc	4.850	04/15/49	564,673
700,000		Alexandria Real Estate Equities, Inc	4.000	02/01/50	690,550
1,000,000		Alexandria Real Estate Equities, Inc	3.000	05/18/51	841,441
1,500,000		Alexandria Real Estate Equities, Inc	3.550	03/15/52	1,394,097
100,000		American Campus Communities Operating Partnership LP	3.750	04/15/23	101,005
500,000		American Campus Communities Operating Partnership LP	3.300	07/15/26	497,191
200,000		American Campus Communities Operating Partnership LP	3.625	11/15/27	198,282
1,000,000		American Campus Communities Operating Partnership LP	2.250	01/15/29	913,867
500,000		American Campus Communities Operating Partnership LP	2.850	02/01/30	468,836
500,000		American Homes 4 Rent LP	4.900	02/15/29	531,775
250,000		American Homes 4 Rent LP	2.375	07/15/31	220,699
750,000		American Homes 4 Rent LP	3.625	04/15/32	731,378
250,000		American Homes 4 Rent LP	3.375	07/15/51	208,922
500,000		American Homes 4 Rent LP	4.300	04/15/52	486,185
800,000		American Tower Corp	3.500	01/31/23	807,413
1,500,000		American Tower Corp	0.600	01/15/24	1,437,609
450,000		American Tower Corp	5.000	02/15/24	465,452
350,000		American Tower Corp	3.375	05/15/24	351,052
750,000		American Tower Corp	2.400	03/15/25	729,870
525,000		American Tower Corp	4.000	06/01/25	532,015
1,350,000		American Tower Corp	1.300	09/15/25	1,257,482
200,000		American Tower Corp	4.400	02/15/26	205,276
1,000,000		American Tower Corp	1.600	04/15/26	926,844
1,000,000		American Tower Corp	1.450	09/15/26	912,398
425,000		American Tower Corp	3.375	10/15/26	419,329
750,000		American Tower Corp	2.750	01/15/27	718,152
500,000	e	American Tower Corp	3.125	01/15/27	487,215
150,000		American Tower Corp	3.550	07/15/27	148,792
500,000		American Tower Corp	3.600	01/15/28	495,209
875,000		American Tower Corp	1.500	01/31/28	773,147
350,000		American Tower Corp	3.950	03/15/29	350,467
750,000		American Tower Corp	2.900	01/15/30	695,945
750,000		American Tower Corp	2.100	06/15/30	654,082
725,000		American Tower Corp	1.875	10/15/30	617,024
1,000,000		American Tower Corp	2.700	04/15/31	904,403
1,000,000		American Tower Corp	2.300	09/15/31	873,224
1,350,000		American Tower Corp	3.700	10/15/49	1,203,181
425,000		American Tower Corp	3.100	06/15/50	343,422
1,275,000		American Tower Corp	2.950	01/15/51	1,001,901
200,000		AvalonBay Communities, Inc	3.500	11/15/24	202,119
200,000		AvalonBay Communities, Inc	2.950	05/11/26	198,296
100,000		AvalonBay Communities, Inc	2.900	10/15/26	98,835
1,200,000		AvalonBay Communities, Inc	3.350	05/15/27	1,199,010
200,000		AvalonBay Communities, Inc	3.200	01/15/28	197,518
500,000		AvalonBay Communities, Inc	1.900	12/01/28	454,035
750,000		AvalonBay Communities, Inc	3.300	06/01/29	753,366
750,000		AvalonBay Communities, Inc	2.300	03/01/30	702,205
800,000	e	AvalonBay Communities, Inc	2.050	01/15/32	723,338
400,000		AvalonBay Communities, Inc	4.150	07/01/47	426,215
200,000		AvalonBay Communities, Inc	4.350	04/15/48	219,124
425,000		Boston Properties LP	3.125	09/01/23	427,528
68

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$200,000	Boston Properties LP	3.800%	02/01/24	$202,776
1,500,000	Boston Properties LP	3.200	01/15/25	1,499,154
275,000	Boston Properties LP	3.650	02/01/26	278,601
700,000	Boston Properties LP	2.750	10/01/26	681,344
550,000	Boston Properties LP	4.500	12/01/28	580,072
550,000	Boston Properties LP	3.400	06/21/29	545,215
750,000	Boston Properties LP	2.900	03/15/30	709,756
1,000,000	Boston Properties LP	3.250	01/30/31	967,127
2,000,000	Boston Properties LP	2.550	04/01/32	1,803,700
1,000,000	Boston Properties LP	2.450	10/01/33	866,981
100,000	Brandywine Operating Partnership LP	3.950	02/15/23	100,650
500,000	Brandywine Operating Partnership LP	4.100	10/01/24	505,856
100,000	Brandywine Operating Partnership LP	3.950	11/15/27	100,121
500,000	Brandywine Operating Partnership LP	4.550	10/01/29	517,905
900,000	Brixmor Operating Partnership LP	3.650	06/15/24	906,524
200,000	Brixmor Operating Partnership LP	3.850	02/01/25	201,472
225,000	Brixmor Operating Partnership LP	4.125	06/15/26	229,531
300,000	Brixmor Operating Partnership LP	3.900	03/15/27	302,487
100,000	Brixmor Operating Partnership LP	2.250	04/01/28	91,324
600,000	Brixmor Operating Partnership LP	4.125	05/15/29	615,415
940,000	Brixmor Operating Partnership LP	4.050	07/01/30	943,137
100,000	Brixmor Operating Partnership LP	2.500	08/16/31	88,324
200,000	Camden Property Trust	2.950	12/15/22	200,856
100,000	Camden Property Trust	4.100	10/15/28	103,994
325,000	Camden Property Trust	3.150	07/01/29	321,391
100,000	Camden Property Trust	2.800	05/15/30	96,108
500,000	Camden Property Trust	3.350	11/01/49	465,845
500,000	CBRE Services, Inc	4.875	03/01/26	524,670
1,000,000	CBRE Services, Inc	2.500	04/01/31	903,519
1,000,000	Corporate Office Properties LP	2.250	03/15/26	952,788
1,000,000	Corporate Office Properties LP	2.000	01/15/29	879,801
175,000	Corporate Office Properties LP	2.750	04/15/31	157,100
1,000,000	Corporate Office Properties LP	2.900	12/01/33	882,751
1,375,000	Crown Castle International Corp	3.150	07/15/23	1,384,289
500,000	Crown Castle International Corp	3.200	09/01/24	500,586
1,000,000	Crown Castle International Corp	1.350	07/15/25	932,268
975,000	Crown Castle International Corp	4.450	02/15/26	1,004,010
250,000	Crown Castle International Corp	3.700	06/15/26	251,585
1,500,000	Crown Castle International Corp	1.050	07/15/26	1,355,158
100,000	Crown Castle International Corp	4.000	03/01/27	101,381
525,000	Crown Castle International Corp	3.650	09/01/27	521,189
775,000	Crown Castle International Corp	3.800	02/15/28	774,215
300,000	Crown Castle International Corp	4.300	02/15/29	308,165
500,000	Crown Castle International Corp	3.100	11/15/29	473,759
275,000	Crown Castle International Corp	3.300	07/01/30	262,990
1,050,000	Crown Castle International Corp	2.250	01/15/31	925,454
1,500,000	Crown Castle International Corp	2.100	04/01/31	1,297,179
1,000,000	Crown Castle International Corp	2.500	07/15/31	892,046
1,000,000	Crown Castle International Corp	2.900	04/01/41	827,761
200,000	Crown Castle International Corp	4.750	05/15/47	209,743
300,000	Crown Castle International Corp	5.200	02/15/49	334,314
500,000	Crown Castle International Corp	4.000	11/15/49	471,338
200,000	Crown Castle International Corp	4.150	07/01/50	195,087
875,000	Crown Castle International Corp	3.250	01/15/51	732,843
200,000	CubeSmart LP	3.125	09/01/26	197,997
600,000	CubeSmart LP	2.250	12/15/28	544,845
69

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$100,000		CubeSmart LP	4.375%	02/15/29	$104,543
250,000		CubeSmart LP	3.000	02/15/30	239,229
450,000		CubeSmart LP	2.000	02/15/31	391,508
700,000		CubeSmart LP	2.500	02/15/32	626,633
250,000		CyrusOne LP	2.900	11/15/24	250,530
750,000		CyrusOne LP	3.450	11/15/29	772,500
475,000		Digital Realty Trust LP	3.700	08/15/27	477,902
300,000	e	Digital Realty Trust LP	4.450	07/15/28	312,132
1,000,000		Digital Realty Trust LP	3.600	07/01/29	995,468
100,000		Duke Realty LP	3.250	06/30/26	99,459
1,000,000		Duke Realty LP	3.375	12/15/27	988,103
100,000		Duke Realty LP	4.000	09/15/28	102,073
225,000		Duke Realty LP	2.875	11/15/29	215,687
200,000		Duke Realty LP	1.750	07/01/30	174,911
1,000,000		Duke Realty LP	1.750	02/01/31	867,331
775,000		Duke Realty LP	2.250	01/15/32	696,924
500,000		Duke Realty LP	3.050	03/01/50	426,822
1,000,000		EPR Properties	3.600	11/15/31	906,601
1,000,000		Equinix, Inc	2.625	11/18/24	985,701
1,000,000		Equinix, Inc	1.250	07/15/25	932,288
525,000		Equinix, Inc	1.000	09/15/25	482,434
2,000,000		Equinix, Inc	1.450	05/15/26	1,834,773
650,000		Equinix, Inc	2.900	11/18/26	629,444
200,000		Equinix, Inc	1.800	07/15/27	181,838
800,000		Equinix, Inc	1.550	03/15/28	706,300
2,000,000		Equinix, Inc	2.000	05/15/28	1,802,089
1,000,000	e	Equinix, Inc	3.200	11/18/29	956,996
175,000		Equinix, Inc	2.150	07/15/30	153,154
2,000,000		Equinix, Inc	2.500	05/15/31	1,793,647
500,000		Equinix, Inc	3.000	07/15/50	407,723
1,000,000		Equinix, Inc	2.950	09/15/51	796,736
1,500,000		Equinix, Inc	3.400	02/15/52	1,298,922
700,000		ERP Operating LP	3.375	06/01/25	701,303
200,000		ERP Operating LP	2.850	11/01/26	196,007
1,150,000		ERP Operating LP	3.250	08/01/27	1,138,768
500,000		ERP Operating LP	3.500	03/01/28	501,801
200,000		ERP Operating LP	4.150	12/01/28	206,781
750,000		ERP Operating LP	3.000	07/01/29	735,663
300,000		ERP Operating LP	2.500	02/15/30	282,685
500,000		ERP Operating LP	1.850	08/01/31	443,687
425,000		ERP Operating LP	4.500	07/01/44	461,823
100,000		ERP Operating LP	4.000	08/01/47	102,845
650,000		Essential Properties LP	2.950	07/15/31	568,644
100,000		Essex Portfolio LP	3.250	05/01/23	100,423
400,000		Essex Portfolio LP	3.500	04/01/25	403,154
100,000		Essex Portfolio LP	3.375	04/15/26	100,077
200,000		Essex Portfolio LP	3.625	05/01/27	202,666
1,000,000		Essex Portfolio LP	1.700	03/01/28	901,308
900,000		Essex Portfolio LP	4.000	03/01/29	927,357
325,000		Essex Portfolio LP	3.000	01/15/30	311,167
750,000		Essex Portfolio LP	1.650	01/15/31	638,825
1,000,000		Essex Portfolio LP	2.550	06/15/31	911,238
500,000		Essex Portfolio LP	2.650	03/15/32	457,355
300,000		Essex Portfolio LP	4.500	03/15/48	318,286
500,000		Federal Realty Investment Trust	3.950	01/15/24	506,470
300,000		Federal Realty Investment Trust	1.250	02/15/26	276,074
70

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$250,000		Federal Realty Investment Trust	3.250%	07/15/27	$245,648
1,300,000		Federal Realty Investment Trust	3.200	06/15/29	1,272,570
300,000		Federal Realty Investment Trust	3.500	06/01/30	294,410
200,000		Federal Realty Investment Trust	4.500	12/01/44	202,220
250,000		GLP Capital LP	3.350	09/01/24	248,459
1,300,000		GLP Capital LP	5.250	06/01/25	1,338,103
150,000		GLP Capital LP	5.375	04/15/26	156,740
750,000		GLP Capital LP	5.750	06/01/28	807,205
200,000		GLP Capital LP	5.300	01/15/29	210,114
500,000		GLP Capital LP	4.000	01/15/30	485,305
500,000		GLP Capital LP	4.000	01/15/31	484,940
750,000		GLP Capital LP	3.250	01/15/32	680,475
100,000		Healthcare Realty Trust, Inc	3.625	01/15/28	99,043
100,000		Healthcare Realty Trust, Inc	2.400	03/15/30	90,712
175,000		Healthcare Realty Trust, Inc	2.050	03/15/31	152,233
800,000		Healthcare Trust of America Holdings LP	3.500	08/01/26	797,585
500,000		Healthcare Trust of America Holdings LP	3.100	02/15/30	475,294
975,000		Healthcare Trust of America Holdings LP	2.000	03/15/31	843,653
100,000		Healthpeak Properties, Inc	3.250	07/15/26	99,846
1,500,000		Healthpeak Properties, Inc	1.350	02/01/27	1,376,628
325,000		Healthpeak Properties, Inc	2.125	12/01/28	298,852
600,000		Healthpeak Properties, Inc	3.500	07/15/29	599,166
1,000,000		Healthpeak Properties, Inc	3.000	01/15/30	960,658
175,000		Healthpeak Properties, Inc	2.875	01/15/31	165,724
30,000		Healthpeak Properties, Inc	6.750	02/01/41	39,572
100,000		Highwoods Realty LP	3.875	03/01/27	100,713
150,000		Highwoods Realty LP	4.125	03/15/28	152,041
250,000		Highwoods Realty LP	4.200	04/15/29	254,930
500,000		Highwoods Realty LP	3.050	02/15/30	475,248
775,000		Highwoods Realty LP	2.600	02/01/31	703,206
700,000		Host Hotels & Resorts LP	3.875	04/01/24	705,619
200,000		Host Hotels & Resorts LP	4.000	06/15/25	201,811
100,000		Host Hotels & Resorts LP	4.500	02/01/26	102,289
500,000		Host Hotels & Resorts LP	3.375	12/15/29	476,375
850,000		Host Hotels & Resorts LP	3.500	09/15/30	810,441
200,000		Host Hotels & Resorts LP	2.900	12/15/31	178,771
100,000		Hudson Pacific Properties LP	3.950	11/01/27	100,398
100,000		Hudson Pacific Properties LP	4.650	04/01/29	104,854
750,000		Hudson Pacific Properties LP	3.250	01/15/30	716,650
300,000		Invitation Homes Operating Partnership LP	2.300	11/15/28	271,392
500,000		Invitation Homes Operating Partnership LP	2.000	08/15/31	426,984
575,000	h	Invitation Homes Operating Partnership LP	4.150	04/15/32	587,229
750,000		Invitation Homes Operating Partnership LP	2.700	01/15/34	655,475
125,000		Kilroy Realty LP	3.450	12/15/24	124,981
250,000		Kilroy Realty LP	4.750	12/15/28	262,014
200,000		Kilroy Realty LP	4.250	08/15/29	205,225
750,000		Kilroy Realty LP	3.050	02/15/30	701,463
500,000		Kilroy Realty LP	2.500	11/15/32	434,571
1,000,000		Kilroy Realty LP	2.650	11/15/33	866,409
300,000		Kimco Realty Corp	3.125	06/01/23	301,302
200,000		Kimco Realty Corp	2.700	03/01/24	198,407
1,175,000		Kimco Realty Corp	3.300	02/01/25	1,169,496
625,000		Kimco Realty Corp	2.800	10/01/26	606,733
200,000		Kimco Realty Corp	3.800	04/01/27	202,187
500,000		Kimco Realty Corp	1.900	03/01/28	453,352
750,000		Kimco Realty Corp	2.700	10/01/30	702,613
71

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,000,000		Kimco Realty Corp	2.250%	12/01/31	$895,593
200,000		Kimco Realty Corp	4.250	04/01/45	199,551
175,000		Kimco Realty Corp	4.125	12/01/46	174,017
100,000		Kimco Realty Corp	4.450	09/01/47	104,447
500,000		Kimco Realty Corp	3.700	10/01/49	462,525
750,000		Lexington Realty Trust	2.700	09/15/30	691,995
1,000,000		Lexington Realty Trust	2.375	10/01/31	887,012
200,000		Life Storage LP	3.875	12/15/27	202,264
500,000		Life Storage LP	4.000	06/15/29	506,753
100,000		Life Storage LP	2.200	10/15/30	88,465
450,000		Life Storage LP	2.400	10/15/31	396,576
200,000		Mid-America Apartments LP	4.300	10/15/23	203,352
100,000		Mid-America Apartments LP	4.000	11/15/25	102,059
1,000,000		Mid-America Apartments LP	1.100	09/15/26	910,564
750,000		Mid-America Apartments LP	3.600	06/01/27	751,434
200,000		Mid-America Apartments LP	4.200	06/15/28	206,497
625,000		Mid-America Apartments LP	3.950	03/15/29	643,575
175,000		Mid-America Apartments LP	2.750	03/15/30	167,082
250,000		Mid-America Apartments LP	1.700	02/15/31	216,758
150,000		Mid-America Apartments LP	2.875	09/15/51	125,629
1,000,000		National Health Investors, Inc	3.000	02/01/31	870,200
1,550,000		National Retail Properties, Inc	3.500	10/15/27	1,542,684
300,000		National Retail Properties, Inc	2.500	04/15/30	275,928
500,000		National Retail Properties, Inc	3.100	04/15/50	415,577
1,000,000		National Retail Properties, Inc	3.500	04/15/51	879,564
1,000,000		National Retail Properties, Inc	3.000	04/15/52	801,870
1,000,000		Office Properties Income Trust	2.650	06/15/26	914,394
500,000		Office Properties Income Trust	2.400	02/01/27	444,731
1,000,000		Office Properties Income Trust	3.450	10/15/31	861,546
248,000		Omega Healthcare Investors, Inc	4.375	08/01/23	251,814
200,000		Omega Healthcare Investors, Inc	4.500	04/01/27	203,974
825,000		Omega Healthcare Investors, Inc	4.750	01/15/28	839,032
500,000		Omega Healthcare Investors, Inc	3.625	10/01/29	472,428
500,000		Omega Healthcare Investors, Inc	3.375	02/01/31	458,044
1,000,000		Omega Healthcare Investors, Inc	3.250	04/15/33	872,110
200,000		Physicians Realty LP	4.300	03/15/27	204,706
200,000		Physicians Realty LP	3.950	01/15/28	201,614
1,000,000		Physicians Realty LP	2.625	11/01/31	902,185
200,000		Piedmont Operating Partnership LP	3.400	06/01/23	200,225
200,000		Piedmont Operating Partnership LP	4.450	03/15/24	203,372
1,000,000		Piedmont Operating Partnership LP	2.750	04/01/32	891,048
100,000		Prologis LP	3.250	10/01/26	100,542
500,000		Prologis LP	2.125	04/15/27	474,139
1,200,000		Prologis LP	3.875	09/15/28	1,230,176
100,000		Prologis LP	4.375	02/01/29	106,385
500,000		Prologis LP	2.250	04/15/30	464,524
1,000,000		Prologis LP	1.250	10/15/30	851,407
1,000,000		Prologis LP	1.625	03/15/31	872,811
100,000		Prologis LP	4.375	09/15/48	109,235
500,000		Prologis LP	3.000	04/15/50	444,655
500,000		Prologis LP	2.125	10/15/50	374,195
1,500,000		Public Storage	0.875	02/15/26	1,384,845
750,000	e	Public Storage	1.500	11/09/26	702,350
200,000		Public Storage	3.094	09/15/27	200,054
1,500,000		Public Storage	1.850	05/01/28	1,379,200
750,000		Public Storage	1.950	11/09/28	694,099
72

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$500,000		Public Storage	3.385%	05/01/29	$504,809
1,000,000		Public Storage	2.300	05/01/31	924,191
250,000		Public Storage	2.250	11/09/31	228,549
200,000		Realty Income Corp	3.875	04/15/25	203,135
750,000		Realty Income Corp	0.750	03/15/26	678,052
425,000		Realty Income Corp	4.875	06/01/26	448,324
200,000		Realty Income Corp	4.125	10/15/26	206,213
200,000		Realty Income Corp	3.000	01/15/27	196,925
650,000		Realty Income Corp	3.950	08/15/27	667,716
1,000,000		Realty Income Corp	3.400	01/15/28	997,156
1,000,000		Realty Income Corp	3.650	01/15/28	1,004,703
500,000		Realty Income Corp	2.200	06/15/28	461,246
500,000		Realty Income Corp	3.250	06/15/29	495,969
500,000		Realty Income Corp	3.100	12/15/29	488,734
1,500,000		Realty Income Corp	3.250	01/15/31	1,473,011
500,000		Realty Income Corp	2.850	12/15/32	472,382
750,000		Realty Income Corp	1.800	03/15/33	621,291
300,000		Realty Income Corp	4.650	03/15/47	333,773
375,000		Regency Centers LP	3.600	02/01/27	380,045
125,000		Regency Centers LP	4.125	03/15/28	129,139
425,000		Regency Centers LP	2.950	09/15/29	404,883
500,000		Regency Centers LP	3.700	06/15/30	500,235
200,000		Regency Centers LP	4.400	02/01/47	205,390
300,000		Regency Centers LP	4.650	03/15/49	323,174
350,000		Retail Properties of America, Inc	4.750	09/15/30	361,709
300,000		Sabra Health Care LP	5.125	08/15/26	306,876
1,000,000		Sabra Health Care LP	3.200	12/01/31	892,393
500,000		Select Income REIT	4.250	05/15/24	503,189
400,000		Select Income REIT	4.500	02/01/25	399,219
1,300,000		Simon Property Group LP	2.750	06/01/23	1,302,734
500,000		Simon Property Group LP	2.000	09/13/24	490,758
450,000		Simon Property Group LP	3.375	10/01/24	455,204
800,000		Simon Property Group LP	3.500	09/01/25	807,063
625,000		Simon Property Group LP	3.300	01/15/26	629,040
350,000		Simon Property Group LP	3.250	11/30/26	348,684
1,000,000	e	Simon Property Group LP	1.375	01/15/27	919,532
200,000		Simon Property Group LP	3.375	06/15/27	200,419
300,000		Simon Property Group LP	3.375	12/01/27	298,155
1,000,000		Simon Property Group LP	1.750	02/01/28	910,982
1,750,000		Simon Property Group LP	2.450	09/13/29	1,630,733
750,000		Simon Property Group LP	2.650	07/15/30	707,299
1,000,000		Simon Property Group LP	2.200	02/01/31	899,891
500,000		Simon Property Group LP	2.250	01/15/32	445,767
1,500,000		Simon Property Group LP	2.650	02/01/32	1,385,721
1,500,000		Simon Property Group LP	4.250	10/01/44	1,531,898
300,000		Simon Property Group LP	4.250	11/30/46	313,097
500,000		Simon Property Group LP	3.250	09/13/49	447,679
750,000		Simon Property Group LP	3.800	07/15/50	739,603
150,000		SITE Centers Corp	4.250	02/01/26	151,750
200,000		SITE Centers Corp	4.700	06/01/27	207,008
200,000		SL Green Operating Partnership LP	3.250	10/15/22	200,395
200,000	e	SL Green Realty Corp	4.500	12/01/22	201,186
525,000		Sovran Acquisition LP	3.500	07/01/26	528,127
300,000		Spirit Realty LP	3.200	01/15/27	293,447
1,000,000		Spirit Realty LP	2.100	03/15/28	905,365
500,000		Spirit Realty LP	4.000	07/15/29	505,282
73

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$300,000		Spirit Realty LP	3.400%	01/15/30	$290,118
500,000		Spirit Realty LP	3.200	02/15/31	477,197
1,000,000		Spirit Realty LP	2.700	02/15/32	899,802
500,000		STORE Capital Corp	4.625	03/15/29	518,897
500,000		STORE Capital Corp	2.750	11/18/30	452,439
750,000		STORE Capital Corp	2.700	12/01/31	664,722
500,000		Sun Communities Operating LP	2.300	11/01/28	452,987
1,250,000		Sun Communities Operating LP	2.700	07/15/31	1,127,670
100,000		Tanger Properties LP	3.125	09/01/26	95,998
250,000	e	Tanger Properties LP	3.875	07/15/27	249,715
500,000		Tanger Properties LP	2.750	09/01/31	433,723
200,000		UDR, Inc	3.500	07/01/27	200,457
200,000		UDR, Inc	3.500	01/15/28	199,463
600,000		UDR, Inc	3.200	01/15/30	582,745
1,000,000		UDR, Inc	3.000	08/15/31	948,986
750,000		UDR, Inc	2.100	08/01/32	646,377
500,000		UDR, Inc	1.900	03/15/33	417,688
1,000,000		UDR, Inc	2.100	06/15/33	846,136
300,000		UDR, Inc	3.100	11/01/34	276,529
300,000		Ventas Realty LP	3.500	04/15/24	300,907
750,000		Ventas Realty LP	2.650	01/15/25	735,811
120,000		Ventas Realty LP	4.125	01/15/26	122,737
200,000		Ventas Realty LP	3.250	10/15/26	198,008
1,000,000		Ventas Realty LP	4.000	03/01/28	1,021,669
525,000		Ventas Realty LP	4.400	01/15/29	552,200
350,000		Ventas Realty LP	3.000	01/15/30	334,940
500,000		Ventas Realty LP	4.750	11/15/30	532,095
1,025,000		Ventas Realty LP	2.500	09/01/31	924,869
300,000		Ventas Realty LP	4.375	02/01/45	302,050
300,000		Ventas Realty LP	4.875	04/15/49	329,083
200,000		Vornado Realty LP	3.500	01/15/25	199,197
275,000		Vornado Realty LP	2.150	06/01/26	257,018
275,000		Vornado Realty LP	3.400	06/01/31	258,659
2,000,000		Welltower, Inc	3.625	03/15/24	2,020,957
1,700,000		Welltower, Inc	4.000	06/01/25	1,726,148
600,000		Welltower, Inc	4.250	04/01/26	616,590
500,000		Welltower, Inc	2.700	02/15/27	488,929
600,000		Welltower, Inc	4.250	04/15/28	622,076
1,000,000		Welltower, Inc	2.050	01/15/29	910,000
500,000		Welltower, Inc	4.125	03/15/29	516,446
425,000		Welltower, Inc	3.100	01/15/30	409,183
400,000		Welltower, Inc	2.750	01/15/31	372,701
1,000,000		Welltower, Inc	2.800	06/01/31	931,931
500,000		Welltower, Inc	2.750	01/15/32	459,840
150,000		Welltower, Inc	3.850	06/15/32	151,047
300,000		Welltower, Inc	4.950	09/01/48	336,773
500,000		Weyerhaeuser Co	4.000	11/15/29	514,169
500,000		Weyerhaeuser Co	4.000	04/15/30	514,885
304,000		Weyerhaeuser Co	7.375	03/15/32	387,546
300,000		Weyerhaeuser Co	3.375	03/09/33	292,179
375,000		Weyerhaeuser Co	4.000	03/09/52	374,254
200,000		WP Carey, Inc	4.600	04/01/24	205,132
347,000		WP Carey, Inc	4.000	02/01/25	354,383
1,000,000		WP Carey, Inc	3.850	07/15/29	1,011,411
750,000		WP Carey, Inc	2.400	02/01/31	675,892
74

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$500,000		WP Carey, Inc	2.450%	02/01/32	$441,731
1,000,000		WP Carey, Inc	2.250	04/01/33	854,173
		TOTAL REAL ESTATE			219,762,852

RETAILING - 0.7%
100,000		Advance Auto Parts, Inc	1.750	10/01/27	90,034
500,000		Advance Auto Parts, Inc	3.900	04/15/30	498,279
1,000,000		Advance Auto Parts, Inc	3.500	03/15/32	959,456
1,200,000	e	Alibaba Group Holding Ltd	2.800	06/06/23	1,195,654
1,250,000		Alibaba Group Holding Ltd	3.600	11/28/24	1,256,096
1,325,000		Alibaba Group Holding Ltd	3.400	12/06/27	1,300,051
1,250,000	e	Alibaba Group Holding Ltd	2.125	02/09/31	1,086,304
500,000		Alibaba Group Holding Ltd	4.500	11/28/34	499,664
750,000		Alibaba Group Holding Ltd	4.000	12/06/37	703,476
1,250,000		Alibaba Group Holding Ltd	2.700	02/09/41	951,354
1,500,000		Alibaba Group Holding Ltd	4.200	12/06/47	1,388,220
1,250,000		Alibaba Group Holding Ltd	3.150	02/09/51	966,640
750,000		Alibaba Group Holding Ltd	4.400	12/06/57	705,404
1,250,000		Alibaba Group Holding Ltd	3.250	02/09/61	938,290
200,000		Allegion US Holding Co, Inc	3.200	10/01/24	197,566
200,000		Allegion US Holding Co, Inc	3.550	10/01/27	196,499
1,125,000		Amazon.com, Inc	2.800	08/22/24	1,134,269
425,000		Amazon.com, Inc	3.800	12/05/24	437,936
1,000,000		Amazon.com, Inc	0.800	06/03/25	945,752
325,000		Amazon.com, Inc	5.200	12/03/25	350,226
5,000,000		Amazon.com, Inc	1.000	05/12/26	4,692,087
1,000,000		Amazon.com, Inc	1.200	06/03/27	922,458
2,700,000		Amazon.com, Inc	3.150	08/22/27	2,734,628
3,000,000		Amazon.com, Inc	1.650	05/12/28	2,789,959
1,000,000		Amazon.com, Inc	1.500	06/03/30	894,807
3,000,000		Amazon.com, Inc	2.100	05/12/31	2,786,893
1,800,000		Amazon.com, Inc	4.800	12/05/34	2,068,506
2,625,000		Amazon.com, Inc	3.875	08/22/37	2,778,403
2,500,000		Amazon.com, Inc	2.875	05/12/41	2,307,289
775,000		Amazon.com, Inc	4.950	12/05/44	940,694
2,875,000		Amazon.com, Inc	4.050	08/22/47	3,127,384
1,900,000		Amazon.com, Inc	2.500	06/03/50	1,586,236
2,500,000		Amazon.com, Inc	3.100	05/12/51	2,346,228
1,900,000		Amazon.com, Inc	4.250	08/22/57	2,147,695
2,500,000		Amazon.com, Inc	3.250	05/12/61	2,344,745
200,000		AutoNation, Inc	3.500	11/15/24	199,291
244,000		AutoNation, Inc	4.500	10/01/25	248,397
200,000		AutoNation, Inc	3.800	11/15/27	200,077
1,500,000		AutoNation, Inc	1.950	08/01/28	1,342,494
100,000		AutoNation, Inc	4.750	06/01/30	104,228
425,000		AutoNation, Inc	2.400	08/01/31	370,017
900,000		AutoNation, Inc	3.850	03/01/32	871,251
150,000		AutoZone, Inc	3.125	07/15/23	151,091
250,000		AutoZone, Inc	3.125	04/18/24	250,593
200,000		AutoZone, Inc	3.250	04/15/25	199,725
500,000		AutoZone, Inc	3.625	04/15/25	505,308
100,000		AutoZone, Inc	3.125	04/21/26	98,402
650,000		AutoZone, Inc	3.750	06/01/27	664,320
200,000		AutoZone, Inc	3.750	04/18/29	200,628
75

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$500,000		AutoZone, Inc	4.000%	04/15/30	$513,262
600,000		AutoZone, Inc	1.650	01/15/31	511,444
500,000		Best Buy Co, Inc	4.450	10/01/28	521,418
500,000		Best Buy Co, Inc	1.950	10/01/30	437,722
2,000,000		CDW LLC	2.670	12/01/26	1,885,050
1,000,000		CDW LLC	3.276	12/01/28	941,900
575,000		CDW LLC	3.569	12/01/31	532,709
1,000,000		Chevron USA, Inc	0.426	08/11/23	977,587
750,000		Chevron USA, Inc	3.900	11/15/24	772,440
2,000,000		Chevron USA, Inc	0.687	08/12/25	1,866,741
2,000,000		Chevron USA, Inc	1.018	08/12/27	1,817,611
1,000,000		Chevron USA, Inc	3.250	10/15/29	1,015,817
250,000		Chevron USA, Inc	2.343	08/12/50	202,410
1,000,000		Dick’s Sporting Goods, Inc	3.150	01/15/32	916,725
1,000,000		Dick’s Sporting Goods, Inc	4.100	01/15/52	853,446
375,000		Dollar General Corp	3.250	04/15/23	377,699
355,000		Dollar General Corp	4.150	11/01/25	366,862
300,000		Dollar General Corp	3.875	04/15/27	308,665
500,000		Dollar General Corp	4.125	05/01/28	515,157
500,000		Dollar General Corp	3.500	04/03/30	497,378
500,000		Dollar General Corp	4.125	04/03/50	498,750
500,000		Dollar Tree, Inc	4.000	05/15/25	511,494
500,000		Dollar Tree, Inc	4.200	05/15/28	516,877
1,000,000		Dollar Tree, Inc	2.650	12/01/31	914,294
1,000,000		Dollar Tree, Inc	3.375	12/01/51	859,986
400,000		eBay, Inc	3.450	08/01/24	404,918
1,000,000		eBay, Inc	1.400	05/10/26	930,946
1,200,000		eBay, Inc	3.600	06/05/27	1,219,693
1,200,000		eBay, Inc	2.700	03/11/30	1,127,654
1,000,000		eBay, Inc	2.600	05/10/31	918,705
200,000		eBay, Inc	4.000	07/15/42	196,603
1,000,000		eBay, Inc	3.650	05/10/51	922,741
1,500,000		Genuine Parts Co	1.875	11/01/30	1,297,352
1,000,000	g	GSK Consumer Healthcare Capital UK plc	3.125	03/24/25	996,888
550,000		Home Depot, Inc	3.750	02/15/24	562,025
350,000		Home Depot, Inc	3.350	09/15/25	355,891
1,925,000		Home Depot, Inc	3.000	04/01/26	1,940,383
1,550,000		Home Depot, Inc	2.125	09/15/26	1,504,995
2,000,000		Home Depot, Inc	2.875	04/15/27	1,992,486
2,000,000		Home Depot, Inc	0.900	03/15/28	1,777,164
1,000,000		Home Depot, Inc	1.500	09/15/28	909,054
825,000		Home Depot, Inc	3.900	12/06/28	863,617
2,333,000		Home Depot, Inc	2.950	06/15/29	2,313,157
375,000		Home Depot, Inc	2.700	04/15/30	363,306
2,000,000		Home Depot, Inc	1.375	03/15/31	1,721,257
1,000,000		Home Depot, Inc	1.875	09/15/31	893,580
1,000,000		Home Depot, Inc	3.250	04/15/32	1,000,395
425,000		Home Depot, Inc	5.875	12/16/36	538,313
150,000		Home Depot, Inc	5.950	04/01/41	193,724
675,000		Home Depot, Inc	4.200	04/01/43	723,981
450,000		Home Depot, Inc	4.875	02/15/44	522,860
650,000		Home Depot, Inc	4.400	03/15/45	713,300
725,000		Home Depot, Inc	4.250	04/01/46	792,995
2,100,000		Home Depot, Inc	3.900	06/15/47	2,187,378
2,000,000		Home Depot, Inc	4.500	12/06/48	2,246,930
1,000,000		Home Depot, Inc	3.125	12/15/49	914,228
76

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$2,655,000		Home Depot, Inc	3.350%	04/15/50	$2,501,583
3,000,000		Home Depot, Inc	2.375	03/15/51	2,405,448
1,000,000		Home Depot, Inc	2.750	09/15/51	861,493
500,000		Home Depot, Inc	3.625	04/15/52	496,157
675,000		Home Depot, Inc	3.500	09/15/56	658,995
500,000	e	JD.com, Inc	3.375	01/14/30	471,815
500,000		JD.com, Inc	4.125	01/14/50	430,603
750,000		Kohl’s Corp	3.375	05/01/31	723,808
200,000		Kohl’s Corp	5.550	07/17/45	199,619
300,000		Lowe’s Cos, Inc	3.875	09/15/23	305,049
400,000		Lowe’s Cos, Inc	3.125	09/15/24	401,695
1,100,000		Lowe’s Cos, Inc	3.375	09/15/25	1,110,917
500,000		Lowe’s Cos, Inc	2.500	04/15/26	487,511
1,000,000		Lowe’s Cos, Inc	3.350	04/01/27	1,005,847
2,000,000		Lowe’s Cos, Inc	1.300	04/15/28	1,781,106
1,500,000		Lowe’s Cos, Inc	1.700	09/15/28	1,357,549
775,000		Lowe’s Cos, Inc	3.650	04/05/29	787,558
306,000		Lowe’s Cos, Inc	4.500	04/15/30	327,445
1,500,000		Lowe’s Cos, Inc	1.700	10/15/30	1,309,364
800,000	e	Lowe’s Cos, Inc	2.625	04/01/31	749,851
1,000,000		Lowe’s Cos, Inc	3.750	04/01/32	1,010,999
700,000		Lowe’s Cos, Inc	2.800	09/15/41	599,551
56,000		Lowe’s Cos, Inc	4.250	09/15/44	54,383
1,075,000		Lowe’s Cos, Inc	3.700	04/15/46	1,030,047
2,000,000		Lowe’s Cos, Inc	4.050	05/03/47	2,014,623
1,425,000		Lowe’s Cos, Inc	4.550	04/05/49	1,528,572
1,320,000		Lowe’s Cos, Inc	5.125	04/15/50	1,544,188
450,000		Lowe’s Cos, Inc	3.000	10/15/50	382,838
1,000,000		Lowe’s Cos, Inc	3.500	04/01/51	919,350
500,000		Lowe’s Cos, Inc	4.250	04/01/52	517,167
500,000		Lowe’s Cos, Inc	4.450	04/01/62	520,294
1,000,000		O’Reilly Automotive, Inc	3.600	09/01/27	1,010,717
300,000		O’Reilly Automotive, Inc	4.350	06/01/28	309,344
500,000		O’Reilly Automotive, Inc	3.900	06/01/29	507,485
200,000		O’Reilly Automotive, Inc	1.750	03/15/31	170,839
300,000		Ross Stores, Inc	4.600	04/15/25	311,941
500,000		Ross Stores, Inc	0.875	04/15/26	456,669
55,000		Ross Stores, Inc	4.700	04/15/27	57,868
500,000		Ross Stores, Inc	1.875	04/15/31	434,708
350,000		Target Corp	3.500	07/01/24	357,823
200,000		Target Corp	2.250	04/15/25	197,158
1,700,000		Target Corp	2.500	04/15/26	1,689,401
1,000,000	e	Target Corp	1.950	01/15/27	965,733
1,500,000		Target Corp	3.375	04/15/29	1,548,837
600,000		Target Corp	2.350	02/15/30	573,172
5,000,000		Target Corp	2.650	09/15/30	4,859,899
1,000,000		Target Corp	2.950	01/15/52	918,949
300,000		TJX Cos, Inc	2.500	05/15/23	300,148
525,000		TJX Cos, Inc	2.250	09/15/26	509,977
2,750,000		TJX Cos, Inc	1.150	05/15/28	2,439,852
500,000		TJX Cos, Inc	1.600	05/15/31	437,165
650,000		Tractor Supply Co	1.750	11/01/30	558,330
		TOTAL RETAILING			154,966,407
77

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.5%
$200,000		Altera Corp	4.100%	11/15/23	$204,984
250,000		Analog Devices, Inc	2.950	04/01/25	250,470
1,175,000		Analog Devices, Inc	3.500	12/05/26	1,201,712
1,000,000		Analog Devices, Inc	1.700	10/01/28	922,211
600,000		Analog Devices, Inc	2.100	10/01/31	553,350
300,000		Analog Devices, Inc	2.800	10/01/41	269,176
1,000,000		Analog Devices, Inc	2.950	10/01/51	904,632
1,000,000		Applied Materials, Inc	3.300	04/01/27	1,013,536
950,000		Applied Materials, Inc	1.750	06/01/30	859,954
250,000		Applied Materials, Inc	5.100	10/01/35	288,787
100,000		Applied Materials, Inc	5.850	06/15/41	129,119
1,200,000		Applied Materials, Inc	4.350	04/01/47	1,353,347
775,000		Applied Materials, Inc	2.750	06/01/50	689,183
2,000,000	g	Broadcom, Inc	1.950	02/15/28	1,802,171
2,873,000		Broadcom, Inc	4.110	09/15/28	2,907,127
300,000	g,h	Broadcom, Inc	4.000	04/15/29	299,853
807,000		Broadcom, Inc	4.150	11/15/30	817,886
1,500,000	g	Broadcom, Inc	2.450	02/15/31	1,338,117
625,000	g,h	Broadcom, Inc	4.150	04/15/32	623,631
1,500,000		Broadcom, Inc	4.300	11/15/32	1,522,150
1,500,000	g	Broadcom, Inc	2.600	02/15/33	1,302,245
5,883,000	g	Broadcom, Inc	3.419	04/15/33	5,490,731
2,522,000	g	Broadcom, Inc	3.469	04/15/34	2,335,703
6,327,000	g	Broadcom, Inc	3.137	11/15/35	5,574,673
4,043,000	g	Broadcom, Inc	3.187	11/15/36	3,509,684
850,000	g	Broadcom, Inc	3.500	02/15/41	756,949
3,000,000	g	Broadcom, Inc	3.750	02/15/51	2,686,320
2,050,000		Intel Corp	3.700	07/29/25	2,099,574
2,480,000		Intel Corp	2.600	05/19/26	2,459,773
1,500,000		Intel Corp	1.600	08/12/28	1,367,093
2,500,000		Intel Corp	2.450	11/15/29	2,383,570
1,500,000		Intel Corp	3.900	03/25/30	1,576,821
2,000,000	e	Intel Corp	2.000	08/12/31	1,814,048
250,000		Intel Corp	4.000	12/15/32	268,722
1,000,000		Intel Corp	2.800	08/12/41	882,901
200,000		Intel Corp	4.100	05/19/46	212,867
675,000		Intel Corp	4.100	05/11/47	711,480
3,328,000		Intel Corp	3.734	12/08/47	3,323,859
2,500,000		Intel Corp	3.250	11/15/49	2,306,100
3,175,000		Intel Corp	4.750	03/25/50	3,697,397
1,000,000		Intel Corp	3.050	08/12/51	889,095
1,000,000		Intel Corp	3.100	02/15/60	859,304
1,000,000		KLA Corp	3.300	03/01/50	941,920
200,000		Lam Research Corp	3.800	03/15/25	204,653
150,000		Lam Research Corp	3.750	03/15/26	154,132
275,000		Lam Research Corp	4.000	03/15/29	288,236
125,000		Lam Research Corp	1.900	06/15/30	113,279
825,000		Lam Research Corp	4.875	03/15/49	982,728
200,000		Lam Research Corp	2.875	06/15/50	176,910
1,200,000		Lam Research Corp	3.125	06/15/60	1,063,627
400,000		Maxim Integrated Products, Inc	3.450	06/15/27	398,399
1,000,000		Microchip Technology, Inc	4.333	06/01/23	1,015,704
425,000		Micron Technology, Inc	4.975	02/06/26	445,132
750,000		Micron Technology, Inc	4.185	02/15/27	769,631
400,000		Micron Technology, Inc	5.327	02/06/29	432,395
78

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$500,000		Micron Technology, Inc	4.663%	02/15/30	$522,565
1,000,000		Micron Technology, Inc	2.703	04/15/32	905,310
750,000		Micron Technology, Inc	3.366	11/01/41	670,005
750,000		Micron Technology, Inc	3.477	11/01/51	652,020
800,000		NVIDIA Corp	3.200	09/16/26	813,330
1,000,000		NVIDIA Corp	1.550	06/15/28	918,244
750,000		NVIDIA Corp	2.850	04/01/30	737,910
1,500,000		NVIDIA Corp	2.000	06/15/31	1,368,385
1,000,000		NVIDIA Corp	3.500	04/01/40	1,007,289
2,067,000		NVIDIA Corp	3.500	04/01/50	2,088,931
475,000	g	NXP BV	4.875	03/01/24	488,079
300,000	g	NXP BV	2.700	05/01/25	290,775
425,000	g	NXP BV	5.350	03/01/26	447,330
750,000	g	NXP BV	3.875	06/18/26	752,410
300,000	g	NXP BV	3.150	05/01/27	291,060
400,000	g	NXP BV	5.550	12/01/28	438,448
750,000	g	NXP BV	4.300	06/18/29	774,224
675,000	g	NXP BV	3.400	05/01/30	654,248
2,000,000	g	NXP BV	2.500	05/11/31	1,796,089
1,000,000	g	NXP BV	2.650	02/15/32	901,283
1,375,000	g	NXP BV	3.250	05/11/41	1,212,505
325,000	g	NXP BV	3.125	02/15/42	279,789
500,000	g	NXP BV	3.250	11/30/51	422,876
2,800,000		QUALCOMM, Inc	3.250	05/20/27	2,836,292
1,339,000		QUALCOMM, Inc	1.300	05/20/28	1,206,701
1,000,000		QUALCOMM, Inc	2.150	05/20/30	930,038
2,384,000		QUALCOMM, Inc	1.650	05/20/32	2,067,011
750,000		QUALCOMM, Inc	4.650	05/20/35	836,748
650,000		QUALCOMM, Inc	4.800	05/20/45	754,039
1,525,000		QUALCOMM, Inc	4.300	05/20/47	1,716,057
300,000		Skyworks Solutions, Inc	1.800	06/01/26	278,624
1,000,000		Skyworks Solutions, Inc	3.000	06/01/31	890,244
100,000		Texas Instruments, Inc	2.625	05/15/24	100,345
325,000		Texas Instruments, Inc	1.375	03/12/25	312,745
1,000,000		Texas Instruments, Inc	1.125	09/15/26	934,119
350,000		Texas Instruments, Inc	2.900	11/03/27	350,991
1,000,000		Texas Instruments, Inc	2.250	09/04/29	950,756
325,000		Texas Instruments, Inc	1.750	05/04/30	295,733
1,000,000		Texas Instruments, Inc	1.900	09/15/31	909,047
350,000		Texas Instruments, Inc	3.875	03/15/39	371,926
2,700,000		Texas Instruments, Inc	4.150	05/15/48	2,998,359
1,000,000	e	Texas Instruments, Inc	2.700	09/15/51	887,956
475,000		Xilinx, Inc	2.950	06/01/24	475,898
1,000,000		Xilinx, Inc	2.375	06/01/30	929,083
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			110,912,868

SOFTWARE & SERVICES - 1.0%
775,000		Adobe Systems, Inc	3.250	02/01/25	785,251
500,000		Adobe, Inc	1.900	02/01/25	488,786
1,000,000		Adobe, Inc	2.150	02/01/27	970,386
925,000		Adobe, Inc	2.300	02/01/30	875,168
1,000,000		Amdocs Ltd	2.538	06/15/30	908,005
250,000		Autodesk, Inc	4.375	06/15/25	256,507
450,000		Autodesk, Inc	3.500	06/15/27	452,325
750,000		Autodesk, Inc	2.850	01/15/30	705,559
79

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,000,000		Autodesk, Inc	2.400%	12/15/31	$891,589
700,000		Automatic Data Processing, Inc	3.375	09/15/25	715,143
400,000		Automatic Data Processing, Inc	1.700	05/15/28	371,002
900,000		Automatic Data Processing, Inc	1.250	09/01/30	781,428
350,000		Broadridge Financial Solutions, Inc	3.400	06/27/26	352,894
1,000,000		Broadridge Financial Solutions, Inc	2.900	12/01/29	947,010
2,000,000		Broadridge Financial Solutions, Inc	2.600	05/01/31	1,810,886
1,000,000	g	CGI, Inc	1.450	09/14/26	918,647
1,000,000	g	CGI, Inc	2.300	09/14/31	872,197
1,500,000		Citrix Systems, Inc	1.250	03/01/26	1,458,326
500,000		Citrix Systems, Inc	4.500	12/01/27	510,950
750,000		Citrix Systems, Inc	3.300	03/01/30	741,838
1,000,000		FactSet Research Systems, Inc	2.900	03/01/27	971,733
1,000,000		FactSet Research Systems, Inc	3.450	03/01/32	965,968
3,000,000		Fidelity National Information Services, Inc	0.600	03/01/24	2,872,065
1,500,000		Fidelity National Information Services, Inc	1.150	03/01/26	1,376,645
1,500,000		Fidelity National Information Services, Inc	1.650	03/01/28	1,342,127
825,000		Fidelity National Information Services, Inc	2.250	03/01/31	729,515
425,000		Fidelity National Information Services, Inc	3.100	03/01/41	367,713
300,000		Fidelity National Information Services, Inc	4.500	08/15/46	310,645
125,000		Fiserv, Inc	3.800	10/01/23	126,940
2,000,000		Fiserv, Inc	2.750	07/01/24	1,993,843
1,675,000		Fiserv, Inc	3.850	06/01/25	1,692,062
900,000		Fiserv, Inc	3.200	07/01/26	895,329
1,125,000		Fiserv, Inc	3.500	07/01/29	1,107,329
2,175,000		Fiserv, Inc	2.650	06/01/30	2,007,398
2,300,000		Fiserv, Inc	4.400	07/01/49	2,374,859
1,000,000		Fortinet, Inc	1.000	03/15/26	909,986
1,000,000		Fortinet, Inc	2.200	03/15/31	882,720
500,000		Genpact Luxembourg Sarl	3.375	12/01/24	498,252
1,000,000		Genpact Luxembourg Sarl	1.750	04/10/26	926,961
125,000		Global Payments, Inc	3.750	06/01/23	126,121
500,000		Global Payments, Inc	4.000	06/01/23	506,289
575,000		Global Payments, Inc	2.650	02/15/25	562,622
2,500,000		Global Payments, Inc	1.200	03/01/26	2,303,177
300,000		Global Payments, Inc	4.800	04/01/26	314,932
1,000,000		Global Payments, Inc	2.150	01/15/27	938,575
500,000		Global Payments, Inc	4.450	06/01/28	514,833
475,000		Global Payments, Inc	3.200	08/15/29	451,256
325,000		Global Payments, Inc	2.900	05/15/30	299,956
1,000,000		Global Payments, Inc	2.900	11/15/31	911,067
1,250,000		Global Payments, Inc	4.150	08/15/49	1,208,011
550,000		International Business Machines Corp	3.375	08/01/23	557,503
600,000		International Business Machines Corp	3.625	02/12/24	610,850
3,000,000		International Business Machines Corp	3.000	05/15/24	3,019,842
350,000		International Business Machines Corp	3.450	02/19/26	355,737
2,500,000		International Business Machines Corp	3.300	05/15/26	2,526,178
1,000,000		International Business Machines Corp	1.700	05/15/27	936,190
2,675,000		International Business Machines Corp	3.500	05/15/29	2,727,593
2,900,000		International Business Machines Corp	1.950	05/15/30	2,638,566
1,850,000		International Business Machines Corp	4.150	05/15/39	1,941,034
19,000		International Business Machines Corp	5.600	11/30/39	23,053
450,000		International Business Machines Corp	2.850	05/15/40	398,656
1,060,000		International Business Machines Corp	4.000	06/20/42	1,084,829
1,500,000		International Business Machines Corp	4.700	02/19/46	1,685,509
80

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$2,500,000		International Business Machines Corp	4.250%	05/15/49	$2,662,432
975,000		International Business Machines Corp	2.950	05/15/50	852,662
300,000		Intuit, Inc	0.950	07/15/25	281,159
350,000		Intuit, Inc	1.350	07/15/27	318,572
350,000		Intuit, Inc	1.650	07/15/30	308,802
1,000,000		Mastercard, Inc	3.375	04/01/24	1,017,823
1,000,000		Mastercard, Inc	2.000	03/03/25	983,990
425,000		Mastercard, Inc	2.950	11/21/26	427,829
750,000		Mastercard, Inc	3.500	02/26/28	771,871
1,000,000		Mastercard, Inc	2.950	06/01/29	996,372
625,000	e	Mastercard, Inc	1.900	03/15/31	578,211
1,500,000		Mastercard, Inc	2.000	11/18/31	1,367,488
200,000		Mastercard, Inc	3.800	11/21/46	209,032
300,000		Mastercard, Inc	3.950	02/26/48	320,439
1,000,000		Mastercard, Inc	3.650	06/01/49	1,033,195
1,350,000		Mastercard, Inc	3.850	03/26/50	1,426,274
850,000		Mastercard, Inc	2.950	03/15/51	777,695
1,450,000		Microsoft Corp	2.000	08/08/23	1,454,469
800,000		Microsoft Corp	3.625	12/15/23	821,655
975,000		Microsoft Corp	2.700	02/12/25	981,293
1,075,000		Microsoft Corp	3.125	11/03/25	1,093,658
2,925,000		Microsoft Corp	2.400	08/08/26	2,900,515
8,739,000		Microsoft Corp	3.300	02/06/27	8,964,156
150,000		Microsoft Corp	3.500	02/12/35	157,115
1,072,000		Microsoft Corp	3.450	08/08/36	1,114,980
8,038,000		Microsoft Corp	2.525	06/01/50	6,940,773
6,265,000		Microsoft Corp	2.921	03/17/52	5,879,008
7,374,000		Microsoft Corp	2.675	06/01/60	6,358,750
1,073,000		Microsoft Corp	3.041	03/17/62	1,002,020
800,000		Oracle Corp	2.625	02/15/23	801,489
225,000		Oracle Corp	3.625	07/15/23	228,020
2,375,000		Oracle Corp	2.400	09/15/23	2,366,170
1,225,000		Oracle Corp	3.400	07/08/24	1,233,753
900,000		Oracle Corp	2.950	11/15/24	894,583
6,500,000		Oracle Corp	2.500	04/01/25	6,348,599
1,650,000		Oracle Corp	2.950	05/15/25	1,630,801
3,000,000		Oracle Corp	1.650	03/25/26	2,797,516
2,884,000		Oracle Corp	2.650	07/15/26	2,765,443
1,000,000		Oracle Corp	2.800	04/01/27	957,113
3,000,000		Oracle Corp	2.300	03/25/28	2,740,121
1,000,000		Oracle Corp	2.950	04/01/30	922,563
400,000		Oracle Corp	3.250	05/15/30	379,105
3,000,000		Oracle Corp	2.875	03/25/31	2,735,372
2,497,000		Oracle Corp	4.300	07/08/34	2,464,149
650,000		Oracle Corp	3.900	05/15/35	611,249
1,225,000		Oracle Corp	3.850	07/15/36	1,127,557
4,000,000		Oracle Corp	3.800	11/15/37	3,617,539
100,000		Oracle Corp	6.500	04/15/38	118,704
470,000		Oracle Corp	6.125	07/08/39	536,289
675,000		Oracle Corp	3.600	04/01/40	585,553
325,000		Oracle Corp	5.375	07/15/40	342,916
2,000,000		Oracle Corp	3.650	03/25/41	1,746,872
500,000		Oracle Corp	4.500	07/08/44	473,329
325,000		Oracle Corp	4.125	05/15/45	291,857
2,025,000		Oracle Corp	4.000	07/15/46	1,796,869
3,100,000		Oracle Corp	4.000	11/15/47	2,741,546
81

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$7,350,000		Oracle Corp	3.600%	04/01/50	$6,095,813
2,000,000		Oracle Corp	3.950	03/25/51	1,748,430
500,000		Oracle Corp	4.375	05/15/55	451,459
1,500,000		Oracle Corp	3.850	04/01/60	1,231,001
2,000,000		Oracle Corp	4.100	03/25/61	1,704,920
1,000,000		PayPal Holdings, Inc	2.400	10/01/24	995,465
1,000,000		PayPal Holdings, Inc	1.650	06/01/25	961,508
1,000,000		PayPal Holdings, Inc	2.850	10/01/29	978,886
500,000		PayPal Holdings, Inc	2.300	06/01/30	465,436
1,000,000	e	PayPal Holdings, Inc	3.250	06/01/50	911,584
925,000		salesforce.com, Inc	3.700	04/11/28	955,697
2,000,000		salesforce.com, Inc	1.500	07/15/28	1,839,813
1,250,000		salesforce.com, Inc	1.950	07/15/31	1,143,563
1,075,000		salesforce.com, Inc	2.700	07/15/41	951,367
2,000,000		salesforce.com, Inc	2.900	07/15/51	1,775,821
2,000,000		salesforce.com, Inc	3.050	07/15/61	1,754,394
1,000,000		ServiceNow, Inc	1.400	09/01/30	849,875
750,000		VeriSign, Inc	2.700	06/15/31	678,750
3,725,000		Visa, Inc	3.150	12/14/25	3,767,807
2,000,000		Visa, Inc	1.900	04/15/27	1,921,980
1,175,000		Visa, Inc	0.750	08/15/27	1,064,252
700,000		Visa, Inc	2.750	09/15/27	697,728
475,000		Visa, Inc	2.050	04/15/30	443,196
1,500,000		Visa, Inc	1.100	02/15/31	1,286,596
250,000		Visa, Inc	4.150	12/14/35	271,855
1,500,000		Visa, Inc	2.700	04/15/40	1,363,755
2,325,000		Visa, Inc	4.300	12/14/45	2,608,998
1,125,000		Visa, Inc	3.650	09/15/47	1,161,754
750,000		Visa, Inc	2.000	08/15/50	581,202
500,000		VMware, Inc	4.500	05/15/25	515,047
1,500,000		VMware, Inc	1.400	08/15/26	1,377,076
725,000		VMware, Inc	3.900	08/21/27	734,370
1,500,000		VMware, Inc	1.800	08/15/28	1,330,360
1,000,000		VMware, Inc	4.700	05/15/30	1,057,595
1,150,000		VMware, Inc	2.200	08/15/31	1,012,498
200,000		Western Union Co	4.250	06/09/23	203,106
500,000		Western Union Co	2.850	01/10/25	494,240
1,000,000		Western Union Co	1.350	03/15/26	921,636
1,000,000		Western Union Co	2.750	03/15/31	909,671
1,500,000		Workday, Inc	3.500	04/01/27	1,499,610
1,500,000		Workday, Inc	3.700	04/01/29	1,503,351
1,500,000		Workday, Inc	3.800	04/01/32	1,497,146
		TOTAL SOFTWARE & SERVICES			213,784,292

TECHNOLOGY HARDWARE & EQUIPMENT - 0.7%
200,000		Amphenol Corp	3.200	04/01/24	201,078
250,000		Amphenol Corp	2.050	03/01/25	243,202
450,000		Amphenol Corp	4.350	06/01/29	474,258
1,000,000		Amphenol Corp	2.800	02/15/30	948,112
2,000,000		Amphenol Corp	2.200	09/15/31	1,778,588
1,150,000		Apple, Inc	3.000	02/09/24	1,163,944
2,725,000		Apple, Inc	3.450	05/06/24	2,783,609
1,075,000		Apple, Inc	2.850	05/11/24	1,083,853
1,850,000		Apple, Inc	2.750	01/13/25	1,852,978
1,075,000		Apple, Inc	2.500	02/09/25	1,072,373
2,000,000		Apple, Inc	1.125	05/11/25	1,909,626
82

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$1,125,000	Apple, Inc	3.200%	05/13/25	$1,142,325
2,000,000	Apple, Inc	0.550	08/20/25	1,863,468
3,000,000	Apple, Inc	0.700	02/08/26	2,793,910
2,825,000	Apple, Inc	3.250	02/23/26	2,877,258
1,425,000	Apple, Inc	2.450	08/04/26	1,407,548
3,250,000	Apple, Inc	2.050	09/11/26	3,154,589
1,075,000	Apple, Inc	3.350	02/09/27	1,097,768
275,000	Apple, Inc	3.200	05/11/27	279,644
3,675,000	Apple, Inc	3.000	11/13/27	3,697,674
3,000,000	Apple, Inc	1.200	02/08/28	2,731,277
2,500,000	Apple, Inc	1.400	08/05/28	2,285,855
1,000,000	Apple, Inc	2.200	09/11/29	953,059
2,950,000	Apple, Inc	1.650	05/11/30	2,673,831
3,000,000	Apple, Inc	1.250	08/20/30	2,621,299
3,000,000	Apple, Inc	1.650	02/08/31	2,699,831
2,500,000	Apple, Inc	1.700	08/05/31	2,242,093
1,600,000	Apple, Inc	4.500	02/23/36	1,829,255
2,000,000	Apple, Inc	2.375	02/08/41	1,742,176
350,000	Apple, Inc	3.850	05/04/43	368,144
750,000	Apple, Inc	4.450	05/06/44	849,559
1,350,000	Apple, Inc	3.450	02/09/45	1,341,036
1,000,000	Apple, Inc	4.375	05/13/45	1,130,193
1,775,000	Apple, Inc	4.650	02/23/46	2,100,280
900,000	Apple, Inc	3.850	08/04/46	950,269
1,175,000	Apple, Inc	4.250	02/09/47	1,316,791
900,000	Apple, Inc	3.750	09/12/47	935,740
2,850,000	Apple, Inc	3.750	11/13/47	2,956,462
3,000,000	Apple, Inc	2.950	09/11/49	2,753,081
3,350,000	Apple, Inc	2.650	05/11/50	2,917,894
1,375,000	Apple, Inc	2.400	08/20/50	1,134,429
2,000,000	Apple, Inc	2.650	02/08/51	1,725,167
1,000,000	Apple, Inc	2.700	08/05/51	869,297
25,000	Apple, Inc	2.550	08/20/60	20,488
2,000,000	Apple, Inc	2.800	02/08/61	1,719,630
1,000,000	Apple, Inc	2.850	08/05/61	862,455
425,000	Arrow Electronics, Inc	3.250	09/08/24	425,768
200,000	Arrow Electronics, Inc	4.000	04/01/25	202,992
425,000	Arrow Electronics, Inc	3.875	01/12/28	426,420
1,500,000	Arrow Electronics, Inc	2.950	02/15/32	1,377,550
200,000	Avnet, Inc	4.625	04/15/26	205,320
1,000,000	Avnet, Inc	3.000	05/15/31	917,951
500,000	Cisco Systems, Inc	2.600	02/28/23	503,650
1,100,000	Cisco Systems, Inc	3.625	03/04/24	1,125,826
400,000	Cisco Systems, Inc	3.500	06/15/25	408,962
500,000	Cisco Systems, Inc	2.950	02/28/26	503,753
3,000,000	Cisco Systems, Inc	2.500	09/20/26	2,972,246
1,000,000	Cisco Systems, Inc	5.900	02/15/39	1,304,329
1,175,000	Cisco Systems, Inc	5.500	01/15/40	1,485,406
200,000	Corning, Inc	4.700	03/15/37	211,987
100,000	Corning, Inc	5.750	08/15/40	122,578
200,000	Corning, Inc	4.750	03/15/42	216,185
300,000	Corning, Inc	5.350	11/15/48	354,680
500,000	Corning, Inc	3.900	11/15/49	482,635
825,000	Corning, Inc	4.375	11/15/57	833,755
200,000	Corning, Inc	5.850	11/15/68	242,010
83

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,000,000		Corning, Inc	5.450%	11/15/79	$1,105,226
1,107,000		Dell International LLC	5.450	06/15/23	1,140,368
875,000		Dell International LLC	4.000	07/15/24	893,832
2,925,000		Dell International LLC	6.020	06/15/26	3,168,444
1,050,000		Dell International LLC	4.900	10/01/26	1,101,339
2,900,000		Dell International LLC	5.300	10/01/29	3,158,824
608,000		Dell International LLC	8.100	07/15/36	799,513
2,000,000	g	Dell International LLC	3.375	12/15/41	1,680,989
377,000		Dell International LLC	8.350	07/15/46	550,944
2,000,000	g	Dell International LLC	3.450	12/15/51	1,624,779
800,000		Flex Ltd	4.750	06/15/25	825,450
500,000		Flex Ltd	3.750	02/01/26	499,939
600,000		Flex Ltd	4.875	06/15/29	624,222
1,000,000		Flex Ltd	4.875	05/12/30	1,044,534
1,000,000		FLIR Systems, Inc	2.500	08/01/30	910,822
1,000,000		Hewlett Packard Enterprise Co	2.250	04/01/23	999,050
500,000		Hewlett Packard Enterprise Co	4.450	10/02/23	512,106
1,500,000		Hewlett Packard Enterprise Co	1.450	04/01/24	1,455,766
3,000,000		Hewlett Packard Enterprise Co	4.900	10/15/25	3,141,383
225,000		Hewlett Packard Enterprise Co	6.200	10/15/35	258,740
1,175,000		Hewlett Packard Enterprise Co	6.350	10/15/45	1,383,440
1,000,000		HP, Inc	2.200	06/17/25	964,428
1,000,000		HP, Inc	1.450	06/17/26	919,005
1,000,000		HP, Inc	3.000	06/17/27	972,843
1,000,000		HP, Inc	4.000	04/15/29	996,268
1,000,000		HP, Inc	3.400	06/17/30	958,238
1,000,000		HP, Inc	2.650	06/17/31	894,701
500,000		HP, Inc	4.200	04/15/32	498,285
975,000		HP, Inc	6.000	09/15/41	1,136,283
1,500,000		International Business Machines Corp	2.200	02/09/27	1,448,641
1,500,000		International Business Machines Corp	2.720	02/09/32	1,424,373
1,500,000		International Business Machines Corp	3.430	02/09/52	1,428,977
1,000,000		Jabil, Inc	1.700	04/15/26	925,726
100,000		Jabil, Inc	3.950	01/12/28	100,015
750,000		Jabil, Inc	3.600	01/15/30	726,581
550,000		Jabil, Inc	3.000	01/15/31	503,826
1,500,000		Juniper Networks, Inc	1.200	12/10/25	1,392,879
750,000		Juniper Networks, Inc	3.750	08/15/29	748,377
1,500,000		Juniper Networks, Inc	2.000	12/10/30	1,297,439
200,000		Keysight Technologies, Inc	4.550	10/30/24	205,510
600,000		Keysight Technologies, Inc	4.600	04/06/27	628,785
500,000		Keysight Technologies, Inc	3.000	10/30/29	476,686
182,000		Motorola Solutions, Inc	4.000	09/01/24	184,841
450,000		Motorola Solutions, Inc	4.600	02/23/28	462,673
500,000		Motorola Solutions, Inc	4.600	05/23/29	519,941
600,000		Motorola Solutions, Inc	2.300	11/15/30	525,996
2,250,000		Motorola Solutions, Inc	2.750	05/24/31	2,035,758
200,000		Motorola Solutions, Inc	5.500	09/01/44	219,918
200,000		NetApp, Inc	3.300	09/29/24	200,834
500,000		NetApp, Inc	1.875	06/22/25	478,103
500,000		NetApp, Inc	2.375	06/22/27	476,473
750,000		NetApp, Inc	2.700	06/22/30	692,021
1,000,000	g	SYNNEX Corp	1.750	08/09/26	915,874
1,000,000	g	SYNNEX Corp	2.375	08/09/28	900,070
1,000,000	g	SYNNEX Corp	2.650	08/09/31	858,743
84

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$200,000		Tyco Electronics Group S.A.	3.450%	08/01/24	$201,964
100,000		Tyco Electronics Group S.A.	3.700	02/15/26	102,040
1,150,000		Tyco Electronics Group S.A.	3.125	08/15/27	1,145,493
900,000		Tyco Electronics Group S.A.	2.500	02/04/32	841,440
1,000,000		Western Digital Corp	2.850	02/01/29	913,590
1,000,000		Western Digital Corp	3.100	02/01/32	895,370
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			147,978,117

TELECOMMUNICATION SERVICES - 1.1%
1,000,000		America Movil SAB de C.V.	3.625	04/22/29	1,005,817
1,000,000		America Movil SAB de C.V.	2.875	05/07/30	955,310
440,000		America Movil SAB de C.V.	6.125	03/30/40	548,403
1,625,000		America Movil SAB de C.V.	4.375	07/16/42	1,697,375
1,500,000		America Movil SAB de C.V.	4.375	04/22/49	1,601,205
500,000		American Tower Corp	3.650	03/15/27	498,664
500,000		American Tower Corp	4.050	03/15/32	501,187
650,000		AT&T, Inc	4.050	12/15/23	664,151
1,675,000		AT&T, Inc	4.450	04/01/24	1,723,832
10,000,000		AT&T, Inc	1.700	03/25/26	9,466,857
1,150,000		AT&T, Inc	1.650	02/01/28	1,047,774
4,375,000		AT&T, Inc	4.350	03/01/29	4,629,706
3,000,000		AT&T, Inc	2.250	02/01/32	2,660,155
14,855,000		AT&T, Inc	2.550	12/01/33	13,197,841
1,825,000		AT&T, Inc	4.500	05/15/35	1,933,315
3,000,000		AT&T, Inc	3.500	06/01/41	2,762,160
900,000		AT&T, Inc	4.900	06/15/42	971,053
2,000,000		AT&T, Inc	3.100	02/01/43	1,726,577
300,000		AT&T, Inc	4.650	06/01/44	312,537
2,000,000		AT&T, Inc	3.650	06/01/51	1,819,948
1,175,000		AT&T, Inc	3.300	02/01/52	1,007,201
11,860,000		AT&T, Inc	3.500	09/15/53	10,406,486
8,857,000		AT&T, Inc	3.550	09/15/55	7,811,575
6,844,000		AT&T, Inc	3.800	12/01/57	6,244,055
8,523,000		AT&T, Inc	3.650	09/15/59	7,474,096
1,000,000		AT&T, Inc	3.850	06/01/60	895,113
2,000,000		AT&T, Inc	3.500	02/01/61	1,699,934
1,000,000		Bell Canada	3.650	03/17/51	953,193
750,000		Bell Canada, Inc	4.464	04/01/48	814,261
750,000		Bell Canada, Inc	4.300	07/29/49	790,986
1,000,000		Bell Telephone Co of Canada or Bell Canada	2.150	02/15/32	889,913
450,000		Bell Telephone Co of Canada or Bell Canada	3.200	02/15/52	395,760
1,000,000		Bell Telephone Co of Canada or Bell Canada	3.650	08/15/52	955,847
750,000		British Telecommunications plc	4.500	12/04/23	764,897
750,000		British Telecommunications plc	5.125	12/04/28	785,138
1,425,000		British Telecommunications plc	9.625	12/15/30	1,944,218
2,690,000		Deutsche Telekom International Finance BV	8.750	06/15/30	3,605,778
500,000		Equinix, Inc	3.900	04/15/32	497,370
745,000		Orange S.A.	9.000	03/01/31	1,034,733
900,000		Orange S.A.	5.375	01/13/42	1,034,266
725,000		Orange S.A.	5.500	02/06/44	873,538
200,000		Rogers Communications, Inc	4.100	10/01/23	203,029
1,713,000		Rogers Communications, Inc	3.625	12/15/25	1,729,516
200,000		Rogers Communications, Inc	2.900	11/15/26	196,766
2,000,000	g	Rogers Communications, Inc	3.200	03/15/27	1,968,622
1,500,000	g	Rogers Communications, Inc	3.800	03/15/32	1,488,385
85

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,000,000	g	Rogers Communications, Inc	4.500%	03/15/42	$1,013,129
125,000		Rogers Communications, Inc	4.500	03/15/43	126,190
300,000		Rogers Communications, Inc	5.450	10/01/43	334,306
600,000		Rogers Communications, Inc	5.000	03/15/44	636,813
150,000		Rogers Communications, Inc	4.300	02/15/48	146,319
1,500,000		Rogers Communications, Inc	4.350	05/01/49	1,462,474
1,300,000		Rogers Communications, Inc	3.700	11/15/49	1,156,119
1,000,000	g	Rogers Communications, Inc	4.550	03/15/52	994,158
1,500,000		Telefonica Emisiones SAU	4.103	03/08/27	1,534,122
625,000		Telefonica Emisiones SAU	7.045	06/20/36	782,147
1,200,000		Telefonica Emisiones SAU	4.665	03/06/38	1,227,079
2,125,000		Telefonica Emisiones SAU	5.213	03/08/47	2,277,265
1,175,000		Telefonica Emisiones SAU	4.895	03/06/48	1,214,957
900,000		Telefonica Emisiones SAU	5.520	03/01/49	1,011,629
567,000		Telefonica Europe BV	8.250	09/15/30	743,087
325,000		TELUS Corp	2.800	02/16/27	317,932
300,000		TELUS Corp	3.700	09/15/27	306,121
1,000,000		TELUS Corp	3.400	05/13/32	978,251
500,000		TELUS Corp	4.600	11/16/48	551,653
750,000		TELUS Corp	4.300	06/15/49	784,035
1,500,000		T-Mobile USA, Inc	3.500	04/15/25	1,509,926
4,000,000		T-Mobile USA, Inc	1.500	02/15/26	3,730,874
4,000,000		T-Mobile USA, Inc	3.750	04/15/27	4,023,381
3,500,000		T-Mobile USA, Inc	2.050	02/15/28	3,196,599
1,000,000	g	T-Mobile USA, Inc	2.400	03/15/29	915,716
825,000		T-Mobile USA, Inc	3.875	04/15/30	828,167
1,500,000		T-Mobile USA, Inc	2.550	02/15/31	1,360,202
1,500,000		T-Mobile USA, Inc	2.250	11/15/31	1,312,083
1,000,000	g	T-Mobile USA, Inc	2.700	03/15/32	909,693
650,000		T-Mobile USA, Inc	4.375	04/15/40	652,758
1,350,000		T-Mobile USA, Inc	3.000	02/15/41	1,141,180
3,875,000		T-Mobile USA, Inc	4.500	04/15/50	3,920,167
2,500,000		T-Mobile USA, Inc	3.300	02/15/51	2,103,566
2,500,000	g	T-Mobile USA, Inc	3.400	10/15/52	2,126,100
1,000,000		T-Mobile USA, Inc	3.600	11/15/60	858,872
500,000	g	T-Mobile USA, Inc	3.600	11/15/60	429,436
2,625,000		Verizon Communications, Inc	3.000	03/22/27	2,594,332
5,000,000		Verizon Communications, Inc	2.100	03/22/28	4,660,369
6,641,000		Verizon Communications, Inc	4.329	09/21/28	7,005,419
350,000		Verizon Communications, Inc	3.875	02/08/29	364,119
9,005,000		Verizon Communications, Inc	4.016	12/03/29	9,345,855
200,000		Verizon Communications, Inc	3.150	03/22/30	196,695
1,550,000		Verizon Communications, Inc	1.500	09/18/30	1,346,008
1,533,000		Verizon Communications, Inc	1.680	10/30/30	1,336,667
3,000,000		Verizon Communications, Inc	1.750	01/20/31	2,615,610
1,925,000		Verizon Communications, Inc	2.550	03/21/31	1,788,421
13,355,000	g	Verizon Communications, Inc	2.355	03/15/32	12,062,438
2,000,000		Verizon Communications, Inc	2.650	11/20/40	1,701,317
1,350,000		Verizon Communications, Inc	3.400	03/22/41	1,265,513
1,000,000		Verizon Communications, Inc	2.850	09/03/41	880,252
150,000		Verizon Communications, Inc	4.000	03/22/50	152,203
2,000,000		Verizon Communications, Inc	2.875	11/20/50	1,671,046
2,725,000		Verizon Communications, Inc	3.550	03/22/51	2,560,674
1,000,000		Verizon Communications, Inc	3.875	03/01/52	1,004,789
8,764,000		Verizon Communications, Inc	2.987	10/30/56	7,213,505
86

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$2,000,000	Verizon Communications, Inc	3.000%	11/20/60	$1,630,942
5,000,000	Verizon Communications, Inc	3.700	03/22/61	4,631,379
4,000,000	Vodafone Group plc	4.125	05/30/25	4,118,205
4,425,000	Vodafone Group plc	4.375	05/30/28	4,627,427
425,000	Vodafone Group plc	6.150	02/27/37	509,067
925,000	Vodafone Group plc	5.000	05/30/38	1,007,812
1,900,000	Vodafone Group plc	4.375	02/19/43	1,907,036
1,450,000	Vodafone Group plc	5.250	05/30/48	1,624,211
1,000,000	Vodafone Group plc	4.875	06/19/49	1,088,188
1,500,000	Vodafone Group plc	4.250	09/17/50	1,494,221
500,000	Vodafone Group plc	5.125	06/19/59	555,521
	TOTAL TELECOMMUNICATION SERVICES			235,764,290

TRANSPORTATION - 0.6%
400,000	American Airlines	2.875	07/11/34	361,081
1,100,000	Burlington Northern Santa Fe LLC	3.850	09/01/23	1,123,773
500,000	Burlington Northern Santa Fe LLC	3.750	04/01/24	509,124
150,000	Burlington Northern Santa Fe LLC	3.400	09/01/24	152,584
300,000	Burlington Northern Santa Fe LLC	3.000	04/01/25	302,758
700,000	Burlington Northern Santa Fe LLC	3.650	09/01/25	717,294
660,000	Burlington Northern Santa Fe LLC	5.750	05/01/40	822,462
250,000	Burlington Northern Santa Fe LLC	5.050	03/01/41	290,832
200,000	Burlington Northern Santa Fe LLC	4.400	03/15/42	217,344
300,000	Burlington Northern Santa Fe LLC	4.450	03/15/43	328,075
500,000	Burlington Northern Santa Fe LLC	5.150	09/01/43	593,744
500,000	Burlington Northern Santa Fe LLC	4.900	04/01/44	574,375
600,000	Burlington Northern Santa Fe LLC	4.550	09/01/44	665,070
1,275,000	Burlington Northern Santa Fe LLC	4.150	04/01/45	1,349,487
200,000	Burlington Northern Santa Fe LLC	4.700	09/01/45	227,567
1,150,000	Burlington Northern Santa Fe LLC	3.900	08/01/46	1,189,751
400,000	Burlington Northern Santa Fe LLC	4.125	06/15/47	432,750
1,675,000	Burlington Northern Santa Fe LLC	4.050	06/15/48	1,780,496
1,025,000	Burlington Northern Santa Fe LLC	4.150	12/15/48	1,105,522
750,000	Burlington Northern Santa Fe LLC	3.550	02/15/50	743,215
750,000	Burlington Northern Santa Fe LLC	3.050	02/15/51	688,594
4,000,000	Burlington Northern Santa Fe LLC	3.300	09/15/51	3,782,541
1,000,000	Burlington Northern Santa Fe LLC	2.875	06/15/52	885,860
200,000	Canadian National Railway Co	2.950	11/21/24	199,336
200,000	Canadian National Railway Co	6.900	07/15/28	239,557
200,000	Canadian National Railway Co	6.250	08/01/34	252,161
250,000	Canadian National Railway Co	3.500	11/15/42	237,638
100,000	Canadian National Railway Co	4.500	11/07/43	107,391
650,000	Canadian National Railway Co	3.200	08/02/46	611,630
725,000	Canadian National Railway Co	3.650	02/03/48	726,491
325,000	Canadian National Railway Co	4.450	01/20/49	365,370
400,000	Canadian National Railway Co	2.450	05/01/50	325,560
1,800,000	Canadian Pacific Railway Co	2.900	02/01/25	1,791,831
2,000,000	Canadian Pacific Railway Co	1.750	12/02/26	1,883,943
300,000	Canadian Pacific Railway Co	4.000	06/01/28	313,242
100,000	Canadian Pacific Railway Co	2.050	03/05/30	91,604
200,000	Canadian Pacific Railway Co	7.125	10/15/31	255,204
600,000	Canadian Pacific Railway Co	2.450	12/02/31	557,248
250,000	Canadian Pacific Railway Co	5.950	05/15/37	305,984
475,000	Canadian Pacific Railway Co	3.000	12/02/41	427,289
1,000,000	Canadian Pacific Railway Co	3.100	12/02/51	884,141
1,275,000	Canadian Pacific Railway Co	6.125	09/15/15	1,621,319
87

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$400,000		CH Robinson Worldwide, Inc	4.200%	04/15/28	$411,346
300,000		CSX Corp	3.400	08/01/24	303,630
200,000		CSX Corp	3.350	11/01/25	201,643
1,200,000		CSX Corp	2.600	11/01/26	1,180,754
825,000		CSX Corp	4.250	03/15/29	874,886
600,000		CSX Corp	2.400	02/15/30	570,343
100,000		CSX Corp	6.000	10/01/36	122,336
200,000		CSX Corp	6.150	05/01/37	249,843
400,000		CSX Corp	5.500	04/15/41	477,838
350,000		CSX Corp	4.400	03/01/43	369,964
600,000		CSX Corp	4.100	03/15/44	618,248
800,000		CSX Corp	3.800	11/01/46	797,052
1,050,000		CSX Corp	4.300	03/01/48	1,128,030
850,000		CSX Corp	4.750	11/15/48	973,465
500,000		CSX Corp	4.500	03/15/49	547,394
600,000		CSX Corp	3.350	09/15/49	558,481
1,000,000		CSX Corp	3.800	04/15/50	1,015,206
200,000		CSX Corp	3.950	05/01/50	206,793
800,000		CSX Corp	2.500	05/15/51	646,472
300,000		CSX Corp	4.500	08/01/54	330,399
150,000		CSX Corp	4.250	11/01/66	155,916
300,000		CSX Corp	4.650	03/01/68	328,376
500,000		FedEx Corp	3.250	04/01/26	505,958
1,250,000		FedEx Corp	3.400	02/15/28	1,252,334
500,000		FedEx Corp	4.200	10/17/28	520,836
2,000,000		FedEx Corp	3.100	08/05/29	1,971,062
500,000		FedEx Corp	4.250	05/15/30	524,506
1,500,000		FedEx Corp	2.400	05/15/31	1,369,200
1,000,000		FedEx Corp	4.900	01/15/34	1,103,928
200,000		FedEx Corp	3.900	02/01/35	198,853
2,000,000		FedEx Corp	3.250	05/15/41	1,790,242
275,000		FedEx Corp	5.100	01/15/44	307,064
1,100,000		FedEx Corp	4.750	11/15/45	1,173,366
600,000		FedEx Corp	4.550	04/01/46	628,205
450,000		FedEx Corp	4.400	01/15/47	460,732
900,000		FedEx Corp	4.050	02/15/48	889,001
500,000		FedEx Corp	4.950	10/17/48	555,331
1,500,000		FedEx Corp	5.250	05/15/50	1,737,157
200,000		FedEx Corp	4.500	02/01/65	203,388
1,000,000	g	GXO Logistics, Inc	1.650	07/15/26	902,800
1,000,000	g	GXO Logistics, Inc	2.650	07/15/31	867,100
500,000		JB Hunt Transport Services, Inc	3.875	03/01/26	509,037
934,563		JetBlue Pass Through Trust	4.000	11/15/32	933,874
100,000		Kansas City Southern	3.000	05/15/23	100,272
100,000		Kansas City Southern	3.125	06/01/26	99,465
500,000		Kansas City Southern	2.875	11/15/29	480,616
100,000		Kansas City Southern	4.300	05/15/43	103,324
175,000		Kansas City Southern	4.950	08/15/45	196,218
800,000		Kansas City Southern	4.700	05/01/48	882,979
500,000		Kansas City Southern	3.500	05/01/50	466,966
500,000		Kansas City Southern	4.200	11/15/69	500,867
350,000		Kirby Corp	4.200	03/01/28	345,016
350,000		Norfolk Southern Corp	2.900	06/15/26	345,656
300,000		Norfolk Southern Corp	3.150	06/01/27	297,758
88

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$700,000		Norfolk Southern Corp	3.800%	08/01/28	$714,738
2,500,000		Norfolk Southern Corp	2.300	05/15/31	2,320,999
1,000,000		Norfolk Southern Corp	3.000	03/15/32	974,496
16,000		Norfolk Southern Corp	4.837	10/01/41	18,031
300,000		Norfolk Southern Corp	4.450	06/15/45	320,909
200,000		Norfolk Southern Corp	4.650	01/15/46	223,446
303,000		Norfolk Southern Corp	3.942	11/01/47	309,540
1,450,000		Norfolk Southern Corp	4.150	02/28/48	1,514,299
500,000		Norfolk Southern Corp	4.100	05/15/49	519,402
500,000		Norfolk Southern Corp	3.400	11/01/49	466,640
1,000,000		Norfolk Southern Corp	3.050	05/15/50	890,753
1,000,000		Norfolk Southern Corp	2.900	08/25/51	865,486
175,000		Norfolk Southern Corp	4.050	08/15/52	183,769
1,000,000		Norfolk Southern Corp	3.700	03/15/53	988,439
1,170,000		Norfolk Southern Corp	3.155	05/15/55	1,044,977
1,000,000		Norfolk Southern Corp	4.100	05/15/21	930,640
200,000		Ryder System, Inc	3.400	03/01/23	201,726
200,000		Ryder System, Inc	3.750	06/09/23	202,261
200,000		Ryder System, Inc	3.875	12/01/23	202,905
550,000		Ryder System, Inc	3.650	03/18/24	555,837
500,000		Ryder System, Inc	2.500	09/01/24	493,452
300,000		Ryder System, Inc	4.625	06/01/25	310,551
500,000		Ryder System, Inc	3.350	09/01/25	500,065
1,000,000		Ryder System, Inc	1.750	09/01/26	930,738
500,000		Ryder System, Inc	2.900	12/01/26	484,969
1,000,000		Ryder System, Inc	2.850	03/01/27	969,674
200,000		Southwest Airlines Co	2.750	11/16/22	200,691
1,250,000		Southwest Airlines Co	4.750	05/04/23	1,276,027
1,250,000		Southwest Airlines Co	5.250	05/04/25	1,312,676
200,000		Southwest Airlines Co	3.000	11/15/26	195,709
1,000,000		Southwest Airlines Co	5.125	06/15/27	1,069,035
200,000		Southwest Airlines Co	3.450	11/16/27	198,004
300,000		Southwest Airlines Co	2.625	02/10/30	273,625
277,000		Union Pacific Corp	3.646	02/15/24	281,590
300,000		Union Pacific Corp	3.150	03/01/24	302,843
200,000		Union Pacific Corp	3.750	03/15/24	203,213
200,000		Union Pacific Corp	3.250	01/15/25	201,838
500,000		Union Pacific Corp	3.750	07/15/25	512,381
200,000		Union Pacific Corp	3.250	08/15/25	200,928
300,000		Union Pacific Corp	2.750	03/01/26	298,078
500,000		Union Pacific Corp	2.150	02/05/27	480,293
2,500,000	e	Union Pacific Corp	2.375	05/20/31	2,339,147
1,000,000		Union Pacific Corp	2.800	02/14/32	960,125
100,000		Union Pacific Corp	3.375	02/01/35	98,383
2,525,000		Union Pacific Corp	2.891	04/06/36	2,359,360
100,000		Union Pacific Corp	3.600	09/15/37	100,712
500,000		Union Pacific Corp	3.550	08/15/39	493,058
1,500,000		Union Pacific Corp	3.200	05/20/41	1,415,493
500,000		Union Pacific Corp	3.375	02/14/42	483,268
200,000		Union Pacific Corp	3.350	08/15/46	188,552
300,000		Union Pacific Corp	4.000	04/15/47	310,138
4,000,000		Union Pacific Corp	3.250	02/05/50	3,722,893
1,070,000		Union Pacific Corp	3.799	10/01/51	1,091,939
500,000		Union Pacific Corp	2.950	03/10/52	442,545
1,000,000		Union Pacific Corp	3.500	02/14/53	978,462
89

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$200,000		Union Pacific Corp	3.875%	02/01/55	$203,364
300,000		Union Pacific Corp	3.950	08/15/59	304,580
1,925,000		Union Pacific Corp	3.839	03/20/60	1,931,693
1,500,000		Union Pacific Corp	3.550	05/20/61	1,424,881
2,950,000		Union Pacific Corp	2.973	09/16/62	2,496,318
200,000		Union Pacific Corp	4.100	09/15/67	207,044
500,000		Union Pacific Corp	3.750	02/05/70	486,812
500,000		Union Pacific Corp	3.799	04/06/71	495,491
500,000		Union Pacific Corp	3.850	02/14/72	494,064
500,000		United Parcel Service, Inc	2.200	09/01/24	497,601
300,000		United Parcel Service, Inc	2.800	11/15/24	301,386
125,000		United Parcel Service, Inc	2.400	11/15/26	122,015
875,000		United Parcel Service, Inc	3.050	11/15/27	883,181
500,000		United Parcel Service, Inc	3.400	03/15/29	511,083
500,000		United Parcel Service, Inc	2.500	09/01/29	480,882
750,000		United Parcel Service, Inc	4.450	04/01/30	816,705
510,000		United Parcel Service, Inc	6.200	01/15/38	664,852
450,000		United Parcel Service, Inc	3.625	10/01/42	456,732
400,000		United Parcel Service, Inc	3.400	11/15/46	395,946
1,550,000		United Parcel Service, Inc	3.750	11/15/47	1,628,604
300,000		United Parcel Service, Inc	4.250	03/15/49	335,132
500,000	e	United Parcel Service, Inc	3.400	09/01/49	499,504
1,630,000		United Parcel Service, Inc	5.300	04/01/50	2,131,332
		TOTAL TRANSPORTATION			121,231,714

UTILITIES - 2.3%
200,000		AEP Texas, Inc	3.950	06/01/28	204,069
550,000		AEP Texas, Inc	2.100	07/01/30	489,926
200,000		AEP Texas, Inc	3.800	10/01/47	187,415
100,000		AEP Texas, Inc	4.150	05/01/49	98,316
850,000		AEP Texas, Inc	3.450	05/15/51	752,890
200,000		AEP Transmission Co LLC	3.100	12/01/26	199,503
600,000		AEP Transmission Co LLC	4.000	12/01/46	610,876
500,000		AEP Transmission Co LLC	3.750	12/01/47	491,050
200,000		AEP Transmission Co LLC	4.250	09/15/48	210,105
300,000		AEP Transmission Co LLC	3.800	06/15/49	296,153
550,000		AEP Transmission Co LLC	2.750	08/15/51	450,548
600,000		AES Corp	1.375	01/15/26	551,743
675,000		AES Corp	2.450	01/15/31	603,622
475,000		Alabama Power Co	3.550	12/01/23	480,857
575,000		Alabama Power Co	1.450	09/15/30	498,655
200,000		Alabama Power Co	3.850	12/01/42	195,050
400,000		Alabama Power Co	3.750	03/01/45	383,484
300,000		Alabama Power Co	4.300	01/02/46	312,484
350,000		Alabama Power Co	3.700	12/01/47	339,027
1,000,000		Alabama Power Co	4.300	07/15/48	1,049,363
1,000,000		Alabama Power Co	3.125	07/15/51	869,513
1,000,000		Alabama Power Co	3.000	03/15/52	856,855
350,000		Ameren Corp	2.500	09/15/24	345,287
1,000,000		Ameren Corp	1.950	03/15/27	936,417
2,000,000		Ameren Corp	1.750	03/15/28	1,828,470
300,000		Ameren Illinois Co	3.800	05/15/28	307,853
750,000		Ameren Illinois Co	1.550	11/15/30	654,328
125,000		Ameren Illinois Co	4.150	03/15/46	130,377
1,150,000		Ameren Illinois Co	3.700	12/01/47	1,138,758
90

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$575,000		Ameren Illinois Co	4.500%	03/15/49	$635,835
325,000		Ameren Illinois Co	2.900	06/15/51	282,667
1,000,000		American Electric Power Co, Inc	0.750	11/01/23	968,862
1,000,000		American Electric Power Co, Inc	1.000	11/01/25	925,448
350,000		American Electric Power Co, Inc	3.200	11/13/27	346,798
700,000		American Electric Power Co, Inc	4.300	12/01/28	723,698
500,000		American Electric Power Co, Inc	2.300	03/01/30	455,500
1,000,000		American Electric Power Co, Inc	3.875	02/15/62	923,842
500,000		American Water Capital Corp	3.850	03/01/24	508,756
300,000		American Water Capital Corp	3.400	03/01/25	302,730
200,000		American Water Capital Corp	2.950	09/01/27	198,064
500,000		American Water Capital Corp	3.750	09/01/28	508,238
750,000		American Water Capital Corp	3.450	06/01/29	750,672
100,000		American Water Capital Corp	2.800	05/01/30	95,800
2,000,000		American Water Capital Corp	2.300	06/01/31	1,824,060
225,000		American Water Capital Corp	4.300	12/01/42	233,873
150,000		American Water Capital Corp	4.300	09/01/45	153,932
100,000		American Water Capital Corp	4.000	12/01/46	101,034
1,175,000		American Water Capital Corp	3.750	09/01/47	1,146,933
500,000		American Water Capital Corp	4.200	09/01/48	528,844
500,000		American Water Capital Corp	4.150	06/01/49	518,304
675,000		American Water Capital Corp	3.450	05/01/50	632,740
2,000,000		American Water Capital Corp	3.250	06/01/51	1,804,090
200,000		Appalachian Power Co	3.300	06/01/27	201,077
1,000,000		Appalachian Power Co	2.700	04/01/31	926,498
300,000		Appalachian Power Co	4.500	03/01/49	313,314
775,000		Appalachian Power Co	3.700	05/01/50	722,341
125,000		Aqua America, Inc	3.566	05/01/29	124,851
200,000		Aqua America, Inc	4.276	05/01/49	208,647
200,000	e	Arizona Public Service Co	2.950	09/15/27	195,527
1,000,000		Arizona Public Service Co	2.600	08/15/29	936,621
500,000		Arizona Public Service Co	2.200	12/15/31	438,900
350,000		Arizona Public Service Co	4.500	04/01/42	355,192
200,000		Arizona Public Service Co	4.350	11/15/45	198,491
410,000		Arizona Public Service Co	3.750	05/15/46	380,565
200,000		Arizona Public Service Co	4.200	08/15/48	197,397
200,000		Arizona Public Service Co	4.250	03/01/49	199,961
300,000		Arizona Public Service Co	3.500	12/01/49	268,061
500,000		Arizona Public Service Co	3.350	05/15/50	434,975
750,000		Arizona Public Service Co	2.650	09/15/50	575,983
900,000		Atlantic City Electric Co	4.000	10/15/28	928,189
425,000		Atlantic City Electric Co	2.300	03/15/31	391,996
650,000		Atmos Energy Corp	3.000	06/15/27	645,491
1,500,000		Atmos Energy Corp	2.625	09/15/29	1,427,912
750,000		Atmos Energy Corp	1.500	01/15/31	646,047
100,000		Atmos Energy Corp	5.500	06/15/41	117,939
125,000		Atmos Energy Corp	4.150	01/15/43	126,368
600,000		Atmos Energy Corp	4.125	10/15/44	615,248
500,000		Atmos Energy Corp	4.300	10/01/48	533,693
300,000		Atmos Energy Corp	4.125	03/15/49	315,902
500,000		Atmos Energy Corp	3.375	09/15/49	466,677
1,500,000		Atmos Energy Corp	2.850	02/15/52	1,273,224
500,000		Avangrid, Inc	3.150	12/01/24	499,084
300,000		Avangrid, Inc	3.200	04/15/25	299,072
625,000		Avangrid, Inc	3.800	06/01/29	634,233
91

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$150,000		Avista Corp	4.350%	06/01/48	$155,588
550,000		Avista Corp	4.000	04/01/52	557,369
200,000		Baltimore Gas & Electric Co	2.400	08/15/26	195,871
150,000		Baltimore Gas & Electric Co	3.500	08/15/46	144,944
200,000		Baltimore Gas & Electric Co	3.750	08/15/47	196,963
200,000		Baltimore Gas & Electric Co	4.250	09/15/48	212,263
500,000		Baltimore Gas & Electric Co	3.200	09/15/49	450,751
775,000		Baltimore Gas & Electric Co	2.900	06/15/50	673,776
1,500,000		Baltimore Gas and Electric Co	2.250	06/15/31	1,365,283
500,000		BAT Capital Corp	4.742	03/16/32	502,956
1,000,000		BAT Capital Corp	5.650	03/16/52	1,014,476
350,000		Berkshire Hathaway Energy Co	3.500	02/01/25	355,093
175,000		Berkshire Hathaway Energy Co	3.250	04/15/28	175,081
2,500,000		Berkshire Hathaway Energy Co	1.650	05/15/31	2,177,025
950,000		Berkshire Hathaway Energy Co	6.125	04/01/36	1,169,907
1,032,000		Berkshire Hathaway Energy Co	5.950	05/15/37	1,256,679
725,000		Berkshire Hathaway Energy Co	5.150	11/15/43	825,234
975,000		Berkshire Hathaway Energy Co	4.500	02/01/45	1,033,631
1,250,000		Berkshire Hathaway Energy Co	3.800	07/15/48	1,234,853
1,025,000		Berkshire Hathaway Energy Co	4.450	01/15/49	1,105,431
2,500,000		Berkshire Hathaway Energy Co	2.850	05/15/51	2,118,310
200,000		Black Hills Corp	4.250	11/30/23	203,825
1,500,000		Black Hills Corp	1.037	08/23/24	1,431,799
100,000		Black Hills Corp	3.950	01/15/26	101,603
100,000		Black Hills Corp	3.150	01/15/27	98,138
550,000		Black Hills Corp	2.500	06/15/30	499,857
300,000		Black Hills Corp	4.350	05/01/33	305,247
200,000		Black Hills Corp	4.200	09/15/46	198,653
1,000,000		Brookfield Finance, Inc	3.625	02/15/52	897,878
200,000		CenterPoint Energy Houston Electric LLC	2.400	09/01/26	193,811
300,000		CenterPoint Energy Houston Electric LLC	3.000	02/01/27	297,362
275,000		CenterPoint Energy Houston Electric LLC	2.350	04/01/31	255,284
275,000		CenterPoint Energy Houston Electric LLC	3.000	03/01/32	268,858
100,000		CenterPoint Energy Houston Electric LLC	6.950	03/15/33	129,078
300,000		CenterPoint Energy Houston Electric LLC	3.950	03/01/48	311,765
750,000		CenterPoint Energy Houston Electric LLC	4.250	02/01/49	816,437
150,000		CenterPoint Energy Houston Electric LLC	2.900	07/01/50	133,281
875,000		CenterPoint Energy Houston Electric LLC	3.350	04/01/51	833,213
500,000		CenterPoint Energy Houston Electric LLC	3.600	03/01/52	500,690
1,000,000		CenterPoint Energy Resources Corp	0.700	03/02/23	985,336
200,000		CenterPoint Energy Resources Corp	4.000	04/01/28	202,642
575,000		CenterPoint Energy Resources Corp	1.750	10/01/30	504,077
700,000		CenterPoint Energy Resources Corp	4.100	09/01/47	710,834
500,000		CenterPoint Energy, Inc	2.500	09/01/24	491,361
1,000,000		CenterPoint Energy, Inc	1.450	06/01/26	926,798
135,000		CenterPoint Energy, Inc	4.250	11/01/28	138,806
750,000		CenterPoint Energy, Inc	2.950	03/01/30	714,279
1,000,000	e	CenterPoint Energy, Inc	2.650	06/01/31	922,417
500,000		CenterPoint Energy, Inc	3.700	09/01/49	465,671
3,200,000		Cheniere Corpus Christi Holdings LLC	3.700	11/15/29	3,190,016
2,000,000	g	Cheniere Corpus Christi Holdings LLC	2.742	12/31/39	1,740,223
425,000		Cleco Corporate Holdings LLC	3.743	05/01/26	430,645
300,000		Cleco Corporate Holdings LLC	3.375	09/15/29	286,709
200,000		Cleco Corporate Holdings LLC	4.973	05/01/46	211,044
790,000		CMS Energy Corp	3.450	08/15/27	792,452
92

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$1,000,000	CMS Energy Corp	3.750%	12/01/50	$882,500
250,000	Commonwealth Edison Co	2.550	06/15/26	245,510
1,355,000	Commonwealth Edison Co	2.950	08/15/27	1,335,748
300,000	Commonwealth Edison Co	3.700	08/15/28	304,812
500,000	Commonwealth Edison Co	2.200	03/01/30	462,067
1,000,000	Commonwealth Edison Co	3.150	03/15/32	986,571
200,000	Commonwealth Edison Co	3.800	10/01/42	200,923
300,000	Commonwealth Edison Co	4.700	01/15/44	334,395
100,000	Commonwealth Edison Co	3.700	03/01/45	98,336
250,000	Commonwealth Edison Co	3.650	06/15/46	247,183
400,000	Commonwealth Edison Co	3.750	08/15/47	397,775
1,175,000	Commonwealth Edison Co	4.000	03/01/48	1,248,198
1,300,000	Commonwealth Edison Co	4.000	03/01/49	1,348,420
500,000	Commonwealth Edison Co	3.200	11/15/49	459,229
500,000	Commonwealth Edison Co	3.000	03/01/50	448,779
1,000,000	Commonwealth Edison Co	3.125	03/15/51	906,410
500,000	Commonwealth Edison Co	2.750	09/01/51	424,822
1,000,000	Commonwealth Edison Co	3.850	03/15/52	1,033,722
625,000	Connecticut Light & Power Co	3.200	03/15/27	626,311
400,000	Connecticut Light & Power Co	4.300	04/15/44	425,455
250,000	Connecticut Light & Power Co	4.150	06/01/45	261,181
775,000	Connecticut Light & Power Co	4.000	04/01/48	814,402
1,000,000	Connecticut Light and Power Co	0.750	12/01/25	918,377
500,000	Connecticut Light and Power Co	2.050	07/01/31	452,230
200,000	Consolidated Edison Co of New York, Inc	3.800	05/15/28	204,946
300,000	Consolidated Edison Co of New York, Inc	4.000	12/01/28	310,483
100,000	Consolidated Edison Co of New York, Inc	3.350	04/01/30	99,673
2,500,000	Consolidated Edison Co of New York, Inc	2.400	06/15/31	2,301,478
200,000	Consolidated Edison Co of New York, Inc	4.200	03/15/42	201,394
550,000	Consolidated Edison Co of New York, Inc	3.950	03/01/43	536,857
1,475,000	Consolidated Edison Co of New York, Inc	4.450	03/15/44	1,546,787
150,000	Consolidated Edison Co of New York, Inc	4.500	12/01/45	157,371
400,000	Consolidated Edison Co of New York, Inc	3.850	06/15/46	387,187
400,000	Consolidated Edison Co of New York, Inc	3.875	06/15/47	388,501
300,000	Consolidated Edison Co of New York, Inc	4.650	12/01/48	329,471
500,000	Consolidated Edison Co of New York, Inc	4.125	05/15/49	504,605
700,000	Consolidated Edison Co of New York, Inc	3.950	04/01/50	719,715
1,000,000	Consolidated Edison Co of New York, Inc	3.200	12/01/51	884,152
850,000	Consolidated Edison Co of New York, Inc	4.625	12/01/54	924,683
200,000	Consolidated Edison Co of New York, Inc	4.300	12/01/56	206,344
1,300,000	Consolidated Edison Co of New York, Inc	4.000	11/15/57	1,268,807
400,000	Consolidated Edison Co of New York, Inc	4.500	05/15/58	422,144
1,000,000	Consolidated Edison Co of New York, Inc	3.700	11/15/59	921,921
1,000,000	Consolidated Edison Co of New York, Inc	3.000	12/01/60	809,328
1,000,000	Consolidated Edison Co of New York, Inc	3.600	06/15/61	919,293
1,000,000	Consolidated Edison, Inc	0.650	12/01/23	976,426
1,300,000	Consumers Energy Co	0.350	06/01/23	1,266,798
200,000	Consumers Energy Co	3.375	08/15/23	201,494
250,000	Consumers Energy Co	3.800	11/15/28	254,860
600,000	Consumers Energy Co	3.950	07/15/47	625,071
600,000	Consumers Energy Co	4.050	05/15/48	623,902
350,000	Consumers Energy Co	4.350	04/15/49	380,096
500,000	Consumers Energy Co	3.750	02/15/50	502,281
500,000	Consumers Energy Co	3.100	08/15/50	457,718
150,000	Consumers Energy Co	3.500	08/01/51	146,511
93

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$500,000	Consumers Energy Co	2.650%	08/15/52	$415,024
1,000,000	Consumers Energy Co	2.500	05/01/60	760,594
300,000	Dayton Power & Light Co	3.950	06/15/49	294,517
200,000	Delmarva Power & Light Co	4.150	05/15/45	202,752
925,000	Dominion Energy South Carolina, Inc	2.300	12/01/31	844,105
300,000	Dominion Energy, Inc	3.300	03/15/25	302,218
1,750,000	Dominion Energy, Inc	3.900	10/01/25	1,785,026
1,000,000	Dominion Energy, Inc	1.450	04/15/26	929,794
775,000	Dominion Energy, Inc	3.600	03/15/27	778,153
500,000	Dominion Energy, Inc	4.250	06/01/28	516,407
303,000	Dominion Energy, Inc	3.375	04/01/30	298,915
500,000	Dominion Energy, Inc	2.250	08/15/31	450,374
475,000	Dominion Energy, Inc	3.300	04/15/41	430,943
200,000	Dominion Energy, Inc	4.700	12/01/44	213,686
500,000	Dominion Energy, Inc	4.600	03/15/49	542,094
225,000	Dominion Energy, Inc (Step Bond)	3.071	08/15/24	224,536
200,000	DTE Electric Co	3.650	03/15/24	203,458
500,000	DTE Electric Co	1.900	04/01/28	465,099
1,500,000	DTE Electric Co	3.000	03/01/32	1,462,912
200,000	DTE Electric Co	4.000	04/01/43	204,014
100,000	DTE Electric Co	3.700	06/01/46	99,379
500,000	DTE Electric Co	3.750	08/15/47	505,425
1,000,000	DTE Electric Co	4.050	05/15/48	1,054,224
525,000	DTE Electric Co	3.950	03/01/49	542,113
1,000,000	DTE Electric Co	2.950	03/01/50	881,157
400,000	DTE Electric Co	3.250	04/01/51	379,084
450,000	DTE Electric Co	3.650	03/01/52	454,852
1,000,000	DTE Energy Co	1.050	06/01/25	935,488
327,000	DTE Energy Co	3.400	06/15/29	319,927
500,000	DTE Energy Co	2.950	03/01/30	475,913
200,000	Duke Energy Carolinas LLC	2.950	12/01/26	199,486
500,000	Duke Energy Carolinas LLC	3.950	11/15/28	519,118
500,000	Duke Energy Carolinas LLC	2.450	08/15/29	473,063
1,500,000	Duke Energy Carolinas LLC	2.550	04/15/31	1,407,307
375,000	Duke Energy Carolinas LLC	2.850	03/15/32	362,455
125,000	Duke Energy Carolinas LLC	5.300	02/15/40	147,474
300,000	Duke Energy Carolinas LLC	3.750	06/01/45	294,898
200,000	Duke Energy Carolinas LLC	3.875	03/15/46	200,959
1,750,000	Duke Energy Carolinas LLC	3.700	12/01/47	1,707,076
1,500,000	Duke Energy Carolinas LLC	3.950	03/15/48	1,538,915
1,000,000	Duke Energy Carolinas LLC	3.200	08/15/49	927,592
1,500,000	Duke Energy Carolinas LLC	3.450	04/15/51	1,453,949
500,000	Duke Energy Carolinas LLC	3.550	03/15/52	493,928
300,000	Duke Energy Corp	3.950	10/15/23	303,778
1,000,000	Duke Energy Corp	0.900	09/15/25	928,794
2,700,000	Duke Energy Corp	2.650	09/01/26	2,627,818
350,000	Duke Energy Corp	3.150	08/15/27	346,180
1,000,000	Duke Energy Corp	2.450	06/01/30	921,364
1,000,000	Duke Energy Corp	2.550	06/15/31	914,297
1,000,000	Duke Energy Corp	3.300	06/15/41	905,419
300,000	Duke Energy Corp	4.800	12/15/45	321,290
3,475,000	Duke Energy Corp	3.750	09/01/46	3,280,072
500,000	Duke Energy Corp	4.200	06/15/49	502,436
94

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$1,000,000	Duke Energy Corp	3.500%	06/15/51	$912,460
750,000	Duke Energy Corp	3.250	01/15/82	664,772
1,200,000	Duke Energy Florida LLC	3.200	01/15/27	1,201,393
1,000,000	Duke Energy Florida LLC	2.400	12/15/31	922,763
375,000	Duke Energy Florida LLC	6.400	06/15/38	487,932
500,000	Duke Energy Florida LLC	3.400	10/01/46	470,961
300,000	Duke Energy Florida LLC	4.200	07/15/48	319,625
1,000,000	Duke Energy Florida LLC	3.000	12/15/51	893,575
300,000	Duke Energy Indiana LLC	3.750	05/15/46	294,229
500,000	Duke Energy Indiana LLC	3.250	10/01/49	444,198
275,000	Duke Energy Indiana LLC	2.750	04/01/50	231,592
200,000	Duke Energy Ohio, Inc	3.650	02/01/29	203,291
25,000	Duke Energy Ohio, Inc	2.125	06/01/30	22,720
200,000	Duke Energy Ohio, Inc	3.700	06/15/46	193,751
200,000	Duke Energy Ohio, Inc	4.300	02/01/49	210,985
300,000	Duke Energy Progress LLC	3.375	09/01/23	303,464
300,000	Duke Energy Progress LLC	3.250	08/15/25	301,760
300,000	Duke Energy Progress LLC	3.700	09/01/28	305,319
5,357,000	Duke Energy Progress LLC	3.450	03/15/29	5,367,545
1,500,000	Duke Energy Progress LLC	2.000	08/15/31	1,342,178
400,000	Duke Energy Progress LLC	4.375	03/30/44	423,753
500,000	Duke Energy Progress LLC	4.150	12/01/44	514,716
300,000	Duke Energy Progress LLC	4.200	08/15/45	313,296
500,000	Duke Energy Progress LLC	3.700	10/15/46	484,132
200,000	Duke Energy Progress LLC	3.600	09/15/47	196,564
600,000	Duke Energy Progress LLC	2.500	08/15/50	487,345
500,000	Duke Energy Progress LLC	2.900	08/15/51	437,963
1,000,000	DXC Technology Co	1.800	09/15/26	916,659
1,000,000	DXC Technology Co	2.375	09/15/28	903,343
200,000	Eastern Energy Gas Holdings LLC	3.550	11/01/23	201,602
250,000	Eastern Energy Gas Holdings LLC	2.500	11/15/24	247,395
134,000	Eastern Energy Gas Holdings LLC	3.600	12/15/24	135,255
800,000	Edison International	3.550	11/15/24	802,486
750,000	Edison International	5.750	06/15/27	803,655
300,000	Edison International	4.125	03/15/28	297,506
200,000	El Paso Electric Co	5.000	12/01/44	216,047
1,075,000	Emera US Finance LP	3.550	06/15/26	1,073,893
2,000,000	Emera US Finance LP	2.639	06/15/31	1,797,940
625,000	Emera US Finance LP	4.750	06/15/46	651,516
50,000	Empresa Nacional de Electricidad S.A.	4.250	04/15/24	50,873
950,000	Enbridge, Inc	2.500	02/14/25	928,632
675,000	Enel Chile S.A.	4.875	06/12/28	699,239
400,000	Enersis Americas S.A.	4.000	10/25/26	409,504
175,000	Entergy Arkansas LLC	3.700	06/01/24	178,648
600,000	Entergy Arkansas LLC	3.500	04/01/26	607,622
200,000	Entergy Arkansas LLC	4.200	04/01/49	214,235
425,000	Entergy Arkansas LLC	2.650	06/15/51	346,524
750,000	Entergy Arkansas LLC	3.350	06/15/52	698,549
1,000,000	Entergy Corp	0.900	09/15/25	917,023
1,300,000	Entergy Corp	2.950	09/01/26	1,278,277
1,000,000	Entergy Corp	1.900	06/15/28	904,223
175,000	Entergy Corp	2.800	06/15/30	164,014
625,000	Entergy Corp	2.400	06/15/31	561,015
500,000	Entergy Corp	3.750	06/15/50	469,243
200,000	Entergy Louisiana LLC	4.050	09/01/23	203,913
95

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,000,000		Entergy Louisiana LLC	0.620%	11/17/23	$970,327
200,000		Entergy Louisiana LLC	2.400	10/01/26	194,628
200,000		Entergy Louisiana LLC	3.120	09/01/27	196,709
1,000,000		Entergy Louisiana LLC	1.600	12/15/30	866,273
1,000,000		Entergy Louisiana LLC	2.350	06/15/32	906,863
500,000		Entergy Louisiana LLC	4.000	03/15/33	518,331
1,000,000		Entergy Louisiana LLC	3.100	06/15/41	910,106
300,000		Entergy Louisiana LLC	4.200	09/01/48	314,205
300,000		Entergy Louisiana LLC	4.200	04/01/50	317,136
875,000		Entergy Louisiana LLC	2.900	03/15/51	754,864
800,000		Entergy Mississippi LLC	3.850	06/01/49	793,460
475,000		Entergy Mississippi LLC	3.500	06/01/51	443,570
1,000,000		Entergy Texas, Inc	4.000	03/30/29	1,041,679
575,000		Entergy Texas, Inc	1.750	03/15/31	502,136
200,000		Entergy Texas, Inc	4.500	03/30/39	207,185
700,000		Entergy Texas, Inc	3.550	09/30/49	658,728
225,000		Essential Utilities, Inc	2.704	04/15/30	212,265
1,000,000		Essential Utilities, Inc	2.400	05/01/31	909,175
300,000		Essential Utilities, Inc	3.351	04/15/50	266,783
425,000		Evergy Kansas Central, Inc	3.450	04/15/50	397,043
150,000		Evergy Metro, Inc	2.250	06/01/30	137,547
1,100,000		Evergy, Inc	2.450	09/15/24	1,079,304
100,000		Evergy, Inc	2.550	07/01/26	97,767
750,000		Evergy, Inc	2.900	09/15/29	716,835
300,000		Eversource Energy	3.800	12/01/23	304,370
300,000		Eversource Energy	2.900	10/01/24	298,448
100,000		Eversource Energy	0.800	08/15/25	91,996
1,000,000		Eversource Energy	1.400	08/15/26	922,486
200,000		Eversource Energy	3.300	01/15/28	196,367
300,000		Eversource Energy	4.250	04/01/29	311,755
100,000		Eversource Energy	1.650	08/15/30	86,150
1,000,000		Eversource Energy	2.550	03/15/31	918,299
1,000,000		Eversource Energy	3.375	03/01/32	978,182
1,100,000		Eversource Energy	3.450	01/15/50	998,377
425,000		Exelon Corp	3.400	04/15/26	426,446
1,500,000	g	Exelon Corp	2.750	03/15/27	1,461,556
1,000,000	g	Exelon Corp	3.350	03/15/32	974,379
500,000		Exelon Corp	4.950	06/15/35	537,726
975,000		Exelon Corp	4.450	04/15/46	1,019,377
100,000		Exelon Corp	4.700	04/15/50	109,977
500,000	g	Exelon Corp	4.100	03/15/52	507,836
2,500,000		Exelon Generation Co LLC	3.250	06/01/25	2,489,475
900,000		Exelon Generation Co LLC	6.250	10/01/39	1,014,673
625,000		Exelon Generation Co LLC	5.600	06/15/42	665,265
500,000		Florida Power & Light Co	3.250	06/01/24	506,437
907,000		Florida Power & Light Co	3.125	12/01/25	913,357
2,000,000		Florida Power & Light Co	2.450	02/03/32	1,881,134
100,000		Florida Power & Light Co	4.125	02/01/42	105,306
200,000		Florida Power & Light Co	4.050	06/01/42	209,568
450,000		Florida Power & Light Co	3.800	12/15/42	455,612
400,000		Florida Power & Light Co	4.050	10/01/44	418,310
500,000		Florida Power & Light Co	3.700	12/01/47	509,156
1,675,000		Florida Power & Light Co	3.950	03/01/48	1,782,113
500,000		Florida Power & Light Co	4.125	06/01/48	541,955
1,100,000		Florida Power & Light Co	3.990	03/01/49	1,175,926
96

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$400,000	Florida Power & Light Co	3.150%	10/01/49	$372,842
1,500,000	Florida Power & Light Co	2.875	12/04/51	1,344,704
768,000	Fortis, Inc	3.055	10/04/26	759,073
1,000,000	FS KKR Capital Corp	3.250	07/15/27	923,077
600,000	Georgia Power Co	2.200	09/15/24	588,390
100,000	Georgia Power Co	3.250	04/01/26	100,331
700,000	Georgia Power Co	3.250	03/30/27	695,513
700,000	Georgia Power Co	2.650	09/15/29	658,917
625,000	Georgia Power Co	4.300	03/15/42	631,926
700,000	Georgia Power Co	4.300	03/15/43	699,548
2,500,000	Georgia Power Co	3.250	03/15/51	2,167,510
200,000	Gulf Power Co	3.300	05/30/27	201,581
250,000	Iberdrola International BV	5.810	03/15/25	268,728
400,000	Iberdrola International BV	6.750	07/15/36	521,235
500,000	Indiana Michigan Power Co	3.850	05/15/28	509,386
225,000	Indiana Michigan Power Co	4.550	03/15/46	237,599
100,000	Indiana Michigan Power Co	3.750	07/01/47	95,369
300,000	Indiana Michigan Power Co	4.250	08/15/48	308,724
675,000	Indiana Michigan Power Co	3.250	05/01/51	602,139
500,000	Interstate Power & Light Co	3.250	12/01/24	502,204
725,000	Interstate Power & Light Co	4.100	09/26/28	746,800
325,000	Interstate Power & Light Co	3.600	04/01/29	324,685
125,000	Interstate Power & Light Co	2.300	06/01/30	113,953
100,000	Interstate Power & Light Co	6.250	07/15/39	127,277
100,000	Interstate Power & Light Co	3.700	09/15/46	94,436
300,000	Interstate Power & Light Co	3.500	09/30/49	272,608
1,000,000	Interstate Power and Light Co	3.100	11/30/51	854,821
1,000,000	IPALCO Enterprises, Inc	3.700	09/01/24	1,002,591
100,000	IPALCO Enterprises, Inc	4.250	05/01/30	100,154
300,000	ITC Holdings Corp	3.650	06/15/24	302,346
100,000	ITC Holdings Corp	3.250	06/30/26	99,673
900,000	ITC Holdings Corp	3.350	11/15/27	900,095
200,000	Kansas City Power & Light Co	3.650	08/15/25	203,008
100,000	Kansas City Power & Light Co	5.300	10/01/41	114,844
650,000	Kansas City Power & Light Co	4.200	06/15/47	675,401
100,000	Kansas City Power & Light Co	4.200	03/15/48	103,802
300,000	Kansas City Power & Light Co	4.125	04/01/49	308,620
300,000	Kentucky Utilities Co	4.375	10/01/45	311,564
400,000	Kentucky Utilities Co	3.300	06/01/50	361,876
250,000	KeySpan Corp	5.803	04/01/35	285,786
300,000	Louisville Gas & Electric Co	4.250	04/01/49	313,078
1,500,000	MidAmerican Energy Co	3.100	05/01/27	1,499,319
575,000	MidAmerican Energy Co	3.650	04/15/29	591,015
200,000	MidAmerican Energy Co	4.800	09/15/43	227,348
200,000	MidAmerican Energy Co	4.400	10/15/44	214,546
200,000	MidAmerican Energy Co	4.250	05/01/46	215,226
500,000	MidAmerican Energy Co	3.950	08/01/47	519,442
1,000,000	MidAmerican Energy Co	3.650	08/01/48	990,786
300,000	MidAmerican Energy Co	4.250	07/15/49	327,321
300,000	MidAmerican Energy Co	3.150	04/15/50	275,527
1,000,000	MidAmerican Energy Co	2.700	08/01/52	854,786
500,000	Mississippi Power Co	3.950	03/30/28	507,944
750,000	Mississippi Power Co	4.250	03/15/42	751,359
1,000,000	Mississippi Power Co	3.100	07/30/51	849,707
1,000,000	MPLX LP	4.950	03/14/52	1,041,079
97

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$200,000	National Fuel Gas Co	3.750%	03/01/23	$201,289
300,000	National Fuel Gas Co	5.200	07/15/25	312,078
300,000	National Fuel Gas Co	5.500	01/15/26	317,642
200,000	National Fuel Gas Co	3.950	09/15/27	198,668
200,000	National Fuel Gas Co	4.750	09/01/28	200,882
1,100,000	National Fuel Gas Co	2.950	03/01/31	1,000,988
1,000,000	Nevada Power Co	3.700	05/01/29	1,020,836
500,000	Nevada Power Co	2.400	05/01/30	469,693
500,000	Nevada Power Co	3.125	08/01/50	448,935
2,000,000	NextEra Energy Capital Holdings, Inc	0.650	03/01/23	1,971,269
1,000,000	NextEra Energy Capital Holdings, Inc	1.875	01/15/27	937,834
1,125,000	NextEra Energy Capital Holdings, Inc	3.550	05/01/27	1,138,082
2,500,000	NextEra Energy Capital Holdings, Inc	1.900	06/15/28	2,303,374
300,000	NextEra Energy Capital Holdings, Inc	3.500	04/01/29	302,323
450,000	NextEra Energy Capital Holdings, Inc	2.750	11/01/29	429,995
2,980,000	NextEra Energy Capital Holdings, Inc	2.250	06/01/30	2,727,752
1,000,000	NextEra Energy Capital Holdings, Inc	2.440	01/15/32	914,428
1,000,000	NextEra Energy Capital Holdings, Inc	3.000	01/15/52	853,732
1,700,000	NextEra Energy Capital Holdings, Inc	5.650	05/01/79	1,744,848
1,000,000	NextEra Energy Capital Holdings, Inc	3.800	03/15/82	920,891
500,000	NiSource, Inc	0.950	08/15/25	459,490
1,000,000	NiSource, Inc	3.490	05/15/27	996,805
750,000	NiSource, Inc	2.950	09/01/29	714,717
200,000	NiSource, Inc	3.600	05/01/30	198,340
800,000	NiSource, Inc	1.700	02/15/31	678,590
77,000	NiSource, Inc	5.950	06/15/41	89,717
700,000	NiSource, Inc	5.250	02/15/43	755,800
450,000	NiSource, Inc	4.800	02/15/44	467,022
815,000	NiSource, Inc	5.650	02/01/45	923,721
350,000	NiSource, Inc	4.375	05/15/47	356,552
500,000	NiSource, Inc	3.950	03/30/48	478,047
600,000	Northern States Power Co	2.250	04/01/31	552,762
425,000	Northern States Power Co	5.350	11/01/39	512,534
175,000	Northern States Power Co	3.600	05/15/46	173,993
1,950,000	Northern States Power Co	3.600	09/15/47	1,928,964
325,000	Northern States Power Co	2.900	03/01/50	286,713
750,000	Northern States Power Co	2.600	06/01/51	634,319
1,000,000	Northern States Power Co	3.200	04/01/52	940,902
1,000,000	Northwest Pipeline LLC	4.000	04/01/27	1,025,536
200,000	NorthWestern Corp	4.176	11/15/44	210,724
200,000	NSTAR Electric Co	2.375	10/15/22	200,508
1,300,000	NSTAR Electric Co	3.200	05/15/27	1,301,568
1,000,000	NSTAR Electric Co	1.950	08/15/31	882,537
1,100,000	NSTAR Electric Co	3.100	06/01/51	991,736
1,000,000	nVent Finance Sarl	2.750	11/15/31	898,941
200,000	Nvent Finance Sarl	4.550	04/15/28	205,914
500,000	Oglethorpe Power Corp	5.050	10/01/48	559,468
750,000	Oglethorpe Power Corp	3.750	08/01/50	705,001
500,000	Oglethorpe Power Corp	5.250	09/01/50	564,227
2,000,000	Ohio Power Co	1.625	01/15/31	1,710,968
500,000	Ohio Power Co	4.150	04/01/48	505,274
1,500,000	Ohio Power Co	4.000	06/01/49	1,494,441
1,000,000	Ohio Power Co	2.900	10/01/51	828,688
200,000	Oklahoma Gas & Electric Co	3.800	08/15/28	203,038
98

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$500,000		Oklahoma Gas & Electric Co	3.300%	03/15/30	$490,139
100,000		Oklahoma Gas & Electric Co	3.250	04/01/30	98,603
200,000		Oklahoma Gas & Electric Co	4.150	04/01/47	207,295
200,000		Oklahoma Gas & Electric Co	3.850	08/15/47	195,594
500,000		Oncor Electric Delivery Co LLC	2.750	06/01/24	495,925
400,000		Oncor Electric Delivery Co LLC	2.950	04/01/25	398,729
1,000,000		Oncor Electric Delivery Co LLC	0.550	10/01/25	916,477
750,000		Oncor Electric Delivery Co LLC	3.700	11/15/28	771,408
1,500,000		Oncor Electric Delivery Co LLC	5.750	03/15/29	1,709,469
325,000		Oncor Electric Delivery Co LLC	2.750	05/15/30	309,732
1,000,000	g	Oncor Electric Delivery Co LLC	2.750	05/15/30	961,780
100,000		Oncor Electric Delivery Co LLC	5.250	09/30/40	118,237
550,000		Oncor Electric Delivery Co LLC	4.550	12/01/41	602,479
56,000		Oncor Electric Delivery Co LLC	5.300	06/01/42	67,378
300,000		Oncor Electric Delivery Co LLC	3.750	04/01/45	296,692
400,000		Oncor Electric Delivery Co LLC	3.800	09/30/47	404,009
200,000		Oncor Electric Delivery Co LLC	4.100	11/15/48	211,317
500,000		Oncor Electric Delivery Co LLC	3.800	06/01/49	510,005
500,000		Oncor Electric Delivery Co LLC	3.100	09/15/49	458,115
200,000		Oncor Electric Delivery Co LLC	3.700	05/15/50	200,909
550,000	g	Oncor Electric Delivery Co LLC	2.700	11/15/51	470,604
164,000		Oncor Electric Delivery Co LLC	5.350	10/01/52	206,943
137,000		ONE Gas, Inc	3.610	02/01/24	137,495
2,000,000		ONE Gas, Inc	1.100	03/11/24	1,929,192
100,000		ONE Gas, Inc	2.000	05/15/30	89,465
100,000		ONE Gas, Inc	4.658	02/01/44	106,822
500,000		ONE Gas, Inc	4.500	11/01/48	536,740
200,000		ONEOK Partners LP	5.000	09/15/23	204,858
700,000		ONEOK Partners LP	4.900	03/15/25	722,477
130,000		ONEOK Partners LP	6.650	10/01/36	148,738
250,000		ONEOK Partners LP	6.850	10/15/37	289,662
100,000		ONEOK Partners LP	6.125	02/01/41	109,994
5,000,000		Pacific Gas and Electric Co	3.150	01/01/26	4,814,299
3,000,000		Pacific Gas and Electric Co	2.100	08/01/27	2,695,623
1,500,000		Pacific Gas and Electric Co	3.000	06/15/28	1,395,221
1,000,000		Pacific Gas and Electric Co	4.200	03/01/29	983,326
3,000,000		Pacific Gas and Electric Co	4.550	07/01/30	2,976,617
4,000,000		Pacific Gas and Electric Co	2.500	02/01/31	3,450,151
2,000,000		Pacific Gas and Electric Co	3.250	06/01/31	1,809,058
1,000,000		Pacific Gas and Electric Co	4.400	03/01/32	983,086
750,000		Pacific Gas and Electric Co	4.500	07/01/40	682,826
1,000,000		Pacific Gas and Electric Co	3.300	08/01/40	818,407
1,500,000		Pacific Gas and Electric Co	4.200	06/01/41	1,303,478
2,200,000		Pacific Gas and Electric Co	4.950	07/01/50	2,072,179
3,300,000		Pacific Gas and Electric Co	3.500	08/01/50	2,656,680
1,000,000		Pacific Gas and Electric Co	5.250	03/01/52	1,018,357
500,000		PacifiCorp	3.500	06/15/29	506,026
500,000		PacifiCorp	2.700	09/15/30	476,137
850,000		PacifiCorp	6.000	01/15/39	1,053,542
300,000		PacifiCorp	4.125	01/15/49	310,228
1,300,000		PacifiCorp	4.150	02/15/50	1,353,790
250,000		PacifiCorp	3.300	03/15/51	229,271
2,000,000		PacifiCorp	2.900	06/15/52	1,747,414
200,000		PECO Energy Co	3.150	10/15/25	200,758
200,000		PECO Energy Co	4.150	10/01/44	207,171
99

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$200,000	PECO Energy Co	3.700%	09/15/47	$200,605
1,200,000	PECO Energy Co	3.900	03/01/48	1,236,947
125,000	PECO Energy Co	3.000	09/15/49	112,387
100,000	PECO Energy Co	2.800	06/15/50	86,227
475,000	PECO Energy Co	3.050	03/15/51	427,914
1,000,000	PECO Energy Co	2.850	09/15/51	865,353
1,000,000	Piedmont Natural Gas Co, Inc	2.500	03/15/31	918,138
200,000	Piedmont Natural Gas Co, Inc	4.650	08/01/43	215,192
1,600,000	Piedmont Natural Gas Co, Inc	3.350	06/01/50	1,425,660
1,000,000	Pinnacle West Capital Corp	1.300	06/15/25	935,434
200,000	Potomac Electric Power Co	3.600	03/15/24	202,696
900,000	Potomac Electric Power Co	4.150	03/15/43	937,385
950,000	PPL Capital Funding, Inc	3.100	05/15/26	937,079
200,000	PPL Electric Utilities Corp	4.125	06/15/44	205,325
275,000	PPL Electric Utilities Corp	4.150	10/01/45	282,413
500,000	PPL Electric Utilities Corp	3.950	06/01/47	510,556
200,000	PPL Electric Utilities Corp	4.150	06/15/48	210,081
525,000	PPL Electric Utilities Corp	3.000	10/01/49	461,151
250,000	Public Service Co of Colorado	3.700	06/15/28	255,052
1,000,000	Public Service Co of Colorado	1.900	01/15/31	889,887
1,050,000	Public Service Co of Colorado	1.875	06/15/31	933,136
200,000	Public Service Co of Colorado	3.800	06/15/47	200,857
100,000	Public Service Co of Colorado	4.100	06/15/48	105,745
300,000	Public Service Co of Colorado	4.050	09/15/49	315,581
400,000	Public Service Co of Colorado	3.200	03/01/50	373,248
350,000	Public Service Co of Colorado	2.700	01/15/51	296,491
1,200,000	Public Service Co of New Hampshire	2.200	06/15/31	1,083,195
100,000	Public Service Co of New Hampshire	3.600	07/01/49	96,763
500,000	Public Service Co of Oklahoma	2.200	08/15/31	447,551
500,000	Public Service Co of Oklahoma	3.150	08/15/51	440,912
300,000	Public Service Electric & Gas Co	3.250	09/01/23	302,397
300,000	Public Service Electric & Gas Co	2.250	09/15/26	287,076
450,000	Public Service Electric & Gas Co	3.000	05/15/27	446,044
250,000	Public Service Electric & Gas Co	3.700	05/01/28	254,501
500,000	Public Service Electric & Gas Co	3.200	05/15/29	498,379
500,000	Public Service Electric & Gas Co	2.450	01/15/30	473,978
200,000	Public Service Electric & Gas Co	3.800	01/01/43	200,152
600,000	Public Service Electric & Gas Co	3.800	03/01/46	610,493
200,000	Public Service Electric & Gas Co	3.600	12/01/47	197,459
250,000	Public Service Electric & Gas Co	4.050	05/01/48	264,180
500,000	Public Service Electric & Gas Co	3.850	05/01/49	513,047
575,000	Public Service Electric & Gas Co	3.200	08/01/49	535,853
500,000	Public Service Electric & Gas Co	3.150	01/01/50	463,332
175,000	Public Service Electric & Gas Co	2.700	05/01/50	149,204
425,000	Public Service Electric & Gas Co	2.050	08/01/50	315,032
1,000,000	Public Service Electric and Gas Co	0.950	03/15/26	925,936
1,000,000	Public Service Electric and Gas Co	1.900	08/15/31	888,509
500,000	Public Service Electric and Gas Co	3.100	03/15/32	493,956
2,000,000	Public Service Electric and Gas Co	3.000	03/01/51	1,770,387
400,000	Public Service Enterprise Group, Inc	0.800	08/15/25	368,815
400,000	Public Service Enterprise Group, Inc	1.600	08/15/30	342,118
1,000,000	Public Service Enterprise Group, Inc	2.450	11/15/31	908,021
1,585,000	Puget Energy, Inc	3.650	05/15/25	1,588,465
1,000,000	Puget Energy, Inc	2.379	06/15/28	914,261
1,000,000	Puget Energy, Inc	4.100	06/15/30	998,087
100

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$250,000		Puget Sound Energy, Inc	5.757%	10/01/39	$299,451
200,000		Puget Sound Energy, Inc	4.300	05/20/45	207,442
725,000		Puget Sound Energy, Inc	4.223	06/15/48	754,790
275,000		Puget Sound Energy, Inc	3.250	09/15/49	246,523
750,000		Puget Sound Energy, Inc	2.893	09/15/51	639,771
2,000,000	g	Qorvo, Inc	1.750	12/15/24	1,907,740
400,000		San Diego Gas & Electric Co	3.600	09/01/23	405,331
800,000		San Diego Gas & Electric Co	2.500	05/15/26	783,423
500,000		San Diego Gas & Electric Co	1.700	10/01/30	440,461
1,000,000		San Diego Gas & Electric Co	3.000	03/15/32	968,580
300,000		San Diego Gas & Electric Co	3.750	06/01/47	293,820
300,000		San Diego Gas & Electric Co	4.150	05/15/48	314,999
750,000		San Diego Gas & Electric Co	4.100	06/15/49	776,098
675,000		San Diego Gas & Electric Co	2.950	08/15/51	592,938
1,000,000		San Diego Gas & Electric Co	3.700	03/15/52	1,000,143
2,000,000		Santander UK Group Holdings plc	2.469	01/11/28	1,860,114
1,525,000		Sempra Energy	3.250	06/15/27	1,503,236
675,000		Sempra Energy	3.400	02/01/28	672,744
825,000		Sempra Energy	3.800	02/01/38	809,110
125,000		Sempra Energy	6.000	10/15/39	152,819
850,000		Sempra Energy	4.000	02/01/48	843,157
1,380,000		Sempra Energy	4.125	04/01/52	1,288,227
869,000		Sierra Pacific Power Co	2.600	05/01/26	853,483
50,000		South Carolina Electric & Gas Co	5.300	05/15/33	57,454
125,000		South Carolina Electric & Gas Co	5.450	02/01/41	146,103
800,000		South Carolina Electric & Gas Co	4.600	06/15/43	848,420
100,000		Southern California Edison Co	3.400	06/01/23	100,655
500,000		Southern California Edison Co	0.700	08/01/23	487,024
1,000,000		Southern California Edison Co	1.100	04/01/24	964,990
500,000		Southern California Edison Co	0.975	08/01/24	476,745
500,000		Southern California Edison Co	3.700	08/01/25	508,306
1,000,000		Southern California Edison Co	1.200	02/01/26	919,630
750,000		Southern California Edison Co	3.650	03/01/28	748,850
500,000		Southern California Edison Co	4.200	03/01/29	517,251
600,000		Southern California Edison Co	2.850	08/01/29	570,967
1,750,000		Southern California Edison Co	2.250	06/01/30	1,582,033
1,500,000		Southern California Edison Co	2.500	06/01/31	1,365,011
1,000,000		Southern California Edison Co	2.750	02/01/32	928,103
185,000		Southern California Edison Co	6.050	03/15/39	218,205
300,000		Southern California Edison Co	4.500	09/01/40	303,947
825,000		Southern California Edison Co	4.650	10/01/43	855,153
450,000		Southern California Edison Co	3.600	02/01/45	407,512
1,937,000		Southern California Edison Co	4.000	04/01/47	1,861,129
1,675,000		Southern California Edison Co	4.125	03/01/48	1,647,891
925,000		Southern California Edison Co	3.650	02/01/50	856,250
1,500,000		Southern California Edison Co	2.950	02/01/51	1,225,521
1,000,000		Southern California Edison Co	3.650	06/01/51	930,687
1,000,000		Southern California Edison Co	3.450	02/01/52	898,444
200,000		Southern California Gas Co	3.200	06/15/25	200,531
200,000		Southern California Gas Co	2.600	06/15/26	195,091
1,000,000		Southern California Gas Co	2.950	04/15/27	986,259
500,000		Southern California Gas Co	2.550	02/01/30	472,053
150,000		Southern California Gas Co	3.750	09/15/42	147,930
500,000		Southern California Gas Co	4.125	06/01/48	514,401
300,000		Southern California Gas Co	4.300	01/15/49	321,668
101

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$500,000	Southern California Gas Co	3.950%	02/15/50	$514,418
425,000	Southern Co	2.950	07/01/23	427,230
2,325,000	Southern Co	3.250	07/01/26	2,325,218
1,500,000	Southern Co	1.750	03/15/28	1,348,993
2,500,000	Southern Co	3.700	04/30/30	2,507,511
400,000	Southern Co	4.250	07/01/36	403,052
2,300,000	Southern Co	4.400	07/01/46	2,350,047
1,000,000	Southern Co	4.000	01/15/51	967,500
1,500,000	Southern Co	3.750	09/15/51	1,383,075
200,000	Southern Co Gas Capital Corp	2.450	10/01/23	199,209
400,000	Southern Co Gas Capital Corp	3.250	06/15/26	397,901
500,000	Southern Co Gas Capital Corp	1.750	01/15/31	427,470
275,000	Southern Co Gas Capital Corp	4.400	06/01/43	275,097
100,000	Southern Co Gas Capital Corp	3.950	10/01/46	94,392
900,000	Southern Co Gas Capital Corp	4.400	05/30/47	905,315
175,000	Southern Co Gas Capital Corp	3.150	09/30/51	148,321
200,000	Southern Power Co	4.150	12/01/25	205,421
950,000	Southern Power Co	0.900	01/15/26	870,278
300,000	Southern Power Co	4.950	12/15/46	316,959
150,000	Southwest Gas Corp	3.700	04/01/28	149,305
100,000	Southwest Gas Corp	2.200	06/15/30	87,517
1,000,000	Southwest Gas Corp	4.050	03/15/32	997,246
100,000	Southwest Gas Corp	3.800	09/29/46	90,428
500,000	Southwest Gas Corp	4.150	06/01/49	486,359
1,000,000	Southwest Gas Corp	3.180	08/15/51	817,136
1,000,000	Southwestern Electric Power Co	1.650	03/15/26	940,014
500,000	Southwestern Electric Power Co	2.750	10/01/26	487,919
675,000	Southwestern Electric Power Co	4.100	09/15/28	688,370
750,000	Southwestern Electric Power Co	3.850	02/01/48	699,232
750,000	Southwestern Electric Power Co	3.250	11/01/51	644,879
600,000	Southwestern Public Service Co	4.500	08/15/41	636,089
300,000	Southwestern Public Service Co	3.400	08/15/46	278,447
225,000	Southwestern Public Service Co	3.700	08/15/47	218,952
200,000	Southwestern Public Service Co	4.400	11/15/48	214,215
750,000	Southwestern Public Service Co	3.750	06/15/49	742,334
650,000	Southwestern Public Service Co	3.150	05/01/50	581,952
1,500,000	Spire Missouri, Inc	3.300	06/01/51	1,362,694
1,000,000	Tampa Electric Co	2.400	03/15/31	921,388
100,000	Tampa Electric Co	4.100	06/15/42	100,601
175,000	Tampa Electric Co	4.350	05/15/44	181,107
200,000	Tampa Electric Co	4.300	06/15/48	212,289
200,000	Tampa Electric Co	4.450	06/15/49	214,451
575,000	Tampa Electric Co	3.625	06/15/50	554,471
925,000	Tampa Electric Co	3.450	03/15/51	861,058
300,000	TC PipeLines LP	4.375	03/13/25	307,021
350,000	TC PipeLines LP	3.900	05/25/27	356,934
200,000	Tucson Electric Power Co	3.050	03/15/25	198,338
125,000	Tucson Electric Power Co	1.500	08/01/30	106,938
500,000	Tucson Electric Power Co	3.250	05/15/32	488,343
200,000	Tucson Electric Power Co	4.850	12/01/48	224,797
500,000	Tucson Electric Power Co	4.000	06/15/50	494,855
2,000,000	Tucson Electric Power Co	3.250	05/01/51	1,774,045
200,000	Union Electric Co	2.950	06/15/27	197,093
300,000	Union Electric Co	3.500	03/15/29	304,426
102

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$500,000		Union Electric Co	2.950%	03/15/30	$489,289
1,000,000		Union Electric Co	2.150	03/15/32	910,782
100,000		Union Electric Co	8.450	03/15/39	146,711
100,000		Union Electric Co	3.900	09/15/42	98,960
100,000		Union Electric Co	3.650	04/15/45	95,254
200,000		Union Electric Co	4.000	04/01/48	205,295
1,000,000		Union Electric Co	3.250	10/01/49	917,503
675,000		Union Electric Co	2.625	03/15/51	558,630
125,000	h	Union Electric Co	3.900	04/01/52	129,318
100,000		United Utilities plc	6.875	08/15/28	119,222
409,000		Virginia Electric & Power Co	2.750	03/15/23	410,304
500,000		Virginia Electric & Power Co	3.450	02/15/24	505,235
1,850,000		Virginia Electric & Power Co	3.150	01/15/26	1,852,540
900,000		Virginia Electric & Power Co	2.950	11/15/26	889,058
1,750,000		Virginia Electric & Power Co	3.500	03/15/27	1,779,113
3,000,000		Virginia Electric & Power Co	3.800	04/01/28	3,070,790
1,000,000		Virginia Electric & Power Co	2.875	07/15/29	971,995
250,000		Virginia Electric & Power Co	4.650	08/15/43	273,446
400,000		Virginia Electric & Power Co	4.450	02/15/44	428,013
200,000		Virginia Electric & Power Co	4.200	05/15/45	207,862
1,100,000		Virginia Electric & Power Co	4.000	11/15/46	1,128,995
700,000		Virginia Electric & Power Co	3.800	09/15/47	698,874
1,300,000		Virginia Electric & Power Co	4.600	12/01/48	1,462,129
500,000		Virginia Electric & Power Co	3.300	12/01/49	468,728
1,000,000		Virginia Electric and Power Co	2.300	11/15/31	916,459
1,000,000		Virginia Electric and Power Co	2.400	03/30/32	921,711
500,000		Virginia Electric and Power Co	2.450	12/15/50	399,811
1,500,000		Virginia Electric and Power Co	2.950	11/15/51	1,317,364
200,000		Washington Gas Light Co	3.796	09/15/46	196,362
700,000		Washington Gas Light Co	3.650	09/15/49	673,025
1,000,000		WEC Energy Group, Inc	0.550	09/15/23	971,309
365,000		WEC Energy Group, Inc	3.550	06/15/25	365,708
500,000		WEC Energy Group, Inc	1.375	10/15/27	449,751
1,000,000		WEC Energy Group, Inc	2.200	12/15/28	917,410
500,000		WEC Energy Group, Inc	1.800	10/15/30	433,267
500,000		Westar Energy, Inc	4.125	03/01/42	506,025
175,000		Westar Energy, Inc	4.100	04/01/43	175,231
375,000		Westar Energy, Inc	3.250	09/01/49	337,609
175,000		Wisconsin Electric Power Co	2.050	12/15/24	171,109
1,000,000		Wisconsin Electric Power Co	1.700	06/15/28	903,539
200,000		Wisconsin Electric Power Co	5.625	05/15/33	232,099
200,000		Wisconsin Electric Power Co	4.300	10/15/48	211,088
325,000		Wisconsin Power & Light Co	3.050	10/15/27	322,517
500,000		Wisconsin Power & Light Co	3.000	07/01/29	486,076
225,000		Wisconsin Power & Light Co	3.650	04/01/50	218,793
1,000,000		Wisconsin Power and Light Co	1.950	09/16/31	888,731
200,000		Wisconsin Public Service Corp	4.752	11/01/44	220,418
300,000		Wisconsin Public Service Corp	3.300	09/01/49	270,489
550,000		Wisconsin Public Service Corp	2.850	12/01/51	475,873
700,000		Xcel Energy, Inc	0.500	10/15/23	677,955
750,000		Xcel Energy, Inc	3.350	12/01/26	750,301
1,000,000		Xcel Energy, Inc	1.750	03/15/27	925,531
900,000		Xcel Energy, Inc	4.000	06/15/28	913,463
103

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,000,000		Xcel Energy, Inc	2.350%	11/15/31	$909,149
200,000		Xcel Energy, Inc	4.800	09/15/41	214,187
500,000		Xcel Energy, Inc	3.500	12/01/49	464,031
1,000,000		Yale Haven Health Services Corp	2.496	07/01/50	782,309
		TOTAL UTILITIES			484,672,608

		TOTAL CORPORATE BONDS			5,335,014,060
		(Cost $5,536,899,751)

GOVERNMENT BONDS - 71.8%

AGENCY SECURITIES - 1.2%
3,000,000		Federal Farm Credit Bank (FFCB)	0.125	11/23/22	2,976,962
20,000,000		FFCB	0.125	02/03/23	19,756,578
7,100,000		FFCB	0.125	05/10/23	6,964,964
3,000,000		FFCB	2.875	07/17/23	3,034,419
10,000,000		FFCB	0.300	09/01/23	9,744,820
1,145,000		FFCB	3.500	12/20/23	1,171,733
1,670,000		FFCB	0.250	02/26/24	1,610,803
1,750,000		FFCB	1.125	01/06/25	1,686,719
4,000,000		FFCB	1.750	02/14/25	3,914,962
5,000,000		FFCB	1.650	07/23/35	4,299,956
3,200,000		Federal Home Loan Bank (FHLB)	0.125	06/02/23	3,129,936
5,500,000		FHLB	0.500	11/09/23	5,353,147
10,000,000		FHLB	0.500	04/14/25	9,426,480
2,000,000		FHLB	0.375	09/04/25	1,858,422
13,875,000		FHLB	3.250	11/16/28	14,509,728
3,000,000		Federal Home Loan Mortgage Corp (FHLMC)	0.375	05/05/23	2,953,357
12,625,000		FHLMC	2.750	06/19/23	12,740,286
7,000,000		FHLMC	0.250	08/24/23	6,821,632
3,250,000		FHLMC	0.250	09/08/23	3,162,588
6,750,000		FHLMC	0.125	10/16/23	6,543,248
4,000,000		FHLMC	0.250	11/06/23	3,879,418
3,782,000		FHLMC	0.250	12/04/23	3,660,731
10,000,000		FHLMC	1.500	02/12/25	9,720,660
6,000,000		FHLMC	0.375	07/21/25	5,588,078
5,000,000		FHLMC	0.375	09/23/25	4,640,605
706,786	i	Federal National Mortgage Association (FNMA)	2.301	09/25/22	708,053
10,000,000		FNMA	2.375	01/19/23	10,065,207
5,250,000		FNMA	0.250	07/10/23	5,129,550
1,000,000		FNMA	2.875	09/12/23	1,010,144
3,000,000		FNMA	0.250	11/27/23	2,906,223
2,500,000		FNMA	2.500	02/05/24	2,510,920
5,000,000		FNMA	1.750	07/02/24	4,931,179
13,700,000		FNMA	2.625	09/06/24	13,775,381
3,000,000		FNMA	1.625	01/07/25	2,928,856
4,000,000		FNMA	0.625	04/22/25	3,777,440
10,000,000		FNMA	0.375	08/25/25	9,306,276
4,500,000		FNMA	0.500	11/07/25	4,189,422
4,000,000		FNMA	1.875	09/24/26	3,893,868
3,000,000		FNMA	0.750	10/08/27	2,730,897
10,000,000		FNMA	0.875	08/05/30	8,731,833
5,000,000		FNMA	6.625	11/15/30	6,552,983
1,000,000		FNMA	5.625	07/15/37	1,342,360
1,300,000		Hashemite Kingdom of Jordan Government AID Bond	3.000	06/30/25	1,314,667
104

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$800,000		Israel Government AID International Bond	5.500%	09/18/23	$836,828
300,000		Israel Government AID International Bond	5.500	04/26/24	318,124
400,000		Private Export Funding Corp (PEFCO)	2.050	11/15/22	401,111
250,000		PEFCO	1.750	11/15/24	243,748
200,000		PEFCO	3.250	06/15/25	203,164
750,000		Tennessee Valley Authority (TVA)	2.875	09/15/24	755,329
2,000,000		TVA	0.750	05/15/25	1,893,462
1,425,000		TVA	2.875	02/01/27	1,442,831
5,000,000		TVA	1.500	09/15/31	4,492,584
500,000		TVA	5.880	04/01/36	654,679
500,000		TVA	5.500	06/15/38	667,512
4,300,000		TVA	3.500	12/15/42	4,434,964
1,750,000		TVA	4.625	09/15/60	2,302,300
300,000		TVA	4.250	09/15/65	370,066
		TOTAL AGENCY SECURITIES			253,972,193

FOREIGN GOVERNMENT BONDS - 3.3%
2,000,000		African Development Bank	3.000	09/20/23	2,021,672
5,000,000		African Development Bank	0.875	03/23/26	4,662,610
3,000,000		African Development Bank	0.875	07/22/26	2,792,818
2,250,000		Asian Development Bank	1.625	01/24/23	2,249,198
2,250,000		Asian Development Bank	0.250	07/14/23	2,196,970
2,000,000		Asian Development Bank	0.250	10/06/23	1,941,291
2,200,000		Asian Development Bank	2.625	01/30/24	2,212,023
1,220,000		Asian Development Bank	0.625	10/08/24	1,164,358
2,000,000		Asian Development Bank	1.500	10/18/24	1,948,959
500,000		Asian Development Bank	2.000	01/22/25	492,683
6,000,000		Asian Development Bank	0.375	09/03/25	5,560,722
3,000,000	e	Asian Development Bank	0.500	02/04/26	2,768,536
5,000,000		Asian Development Bank	1.000	04/14/26	4,694,316
1,500,000		Asian Development Bank	2.000	04/24/26	1,463,962
1,000,000		Asian Development Bank	2.625	01/12/27	1,003,421
500,000		Asian Development Bank	2.375	08/10/27	494,797
500,000		Asian Development Bank	2.500	11/02/27	497,974
1,000,000		Asian Development Bank	2.750	01/19/28	1,008,183
2,500,000		Asian Development Bank	1.250	06/09/28	2,305,460
75,000		Asian Development Bank	5.820	06/16/28	88,271
2,575,000		Asian Development Bank	3.125	09/26/28	2,669,767
2,000,000		Asian Development Bank	1.750	09/19/29	1,894,942
3,500,000		Asian Development Bank	1.875	01/24/30	3,341,397
1,000,000		Asian Development Bank	0.750	10/08/30	871,743
3,000,000		Asian Development Bank	1.500	03/04/31	2,766,717
3,000,000		Asian Infrastructure Investment Bank	0.250	09/29/23	2,907,447
3,000,000		Asian Infrastructure Investment Bank	0.500	10/30/24	2,838,616
3,000,000		Asian Infrastructure Investment Bank	0.500	05/28/25	2,790,069
3,000,000		Asian Infrastructure Investment Bank	0.500	01/27/26	2,759,107
2,000,000		Canada Government International Bond	2.000	11/15/22	2,008,640
3,000,000		Canada Government International Bond	1.625	01/22/25	2,926,350
3,500,000		Canada Government International Bond	0.750	05/19/26	3,244,513
600,000		Chile Government International Bond	2.750	01/31/27	586,572
1,715,000		Chile Government International Bond	3.240	02/06/28	1,711,073
2,500,000		Chile Government International Bond	2.450	01/31/31	2,341,325
105

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$3,500,000	e	Chile Government International Bond	2.550%	01/27/32	$3,288,670
1,000,000		Chile Government International Bond	2.550	07/27/33	910,610
600,000		Chile Government International Bond	3.500	01/31/34	591,894
1,700,000		Chile Government International Bond	3.100	05/07/41	1,495,592
1,000,000		Chile Government International Bond	4.340	03/07/42	1,026,570
2,613,000		Chile Government International Bond	3.500	01/25/50	2,388,778
1,000,000		Chile Government International Bond	4.000	01/31/52	987,070
1,500,000		Chile Government International Bond	3.500	04/15/53	1,344,645
2,500,000	e	Chile Government International Bond	3.100	01/22/61	2,058,875
750,000		Chile Government International Bond	3.250	09/21/71	606,982
750,000		Corp Andina de Fomento	2.750	01/06/23	750,812
1,000,000		Corp Andina de Fomento	2.375	05/12/23	1,000,369
750,000		Corp Andina de Fomento	3.750	11/23/23	762,655
1,125,000		Corp Andina de Fomento	1.250	10/26/24	1,077,728
1,000,000		Corp Andina de Fomento	1.625	09/23/25	948,960
1,000,000		Council of Europe Development Bank	2.500	02/27/24	1,002,469
1,480,000		Council of Europe Development Bank	1.375	02/27/25	1,429,776
1,000,000		Council Of Europe Development Bank	0.250	10/20/23	969,196
2,000,000		Council Of Europe Development Bank	0.875	09/22/26	1,861,344
5,000,000		European Bank for Reconstruction & Development	0.250	07/10/23	4,881,789
2,000,000		European Bank for Reconstruction & Development	1.625	09/27/24	1,957,217
3,000,000		European Bank for Reconstruction & Development	0.500	11/25/25	2,775,554
2,000,000		European Bank for Reconstruction & Development	0.500	01/28/26	1,845,022
7,537,000		European Investment Bank	1.375	05/15/23	7,486,201
2,440,000		European Investment Bank	0.250	09/15/23	2,372,399
1,500,000		European Investment Bank	3.125	12/14/23	1,520,475
5,000,000		European Investment Bank	3.250	01/29/24	5,082,050
1,500,000		European Investment Bank	2.625	03/15/24	1,507,500
4,000,000		European Investment Bank	2.250	06/24/24	3,985,436
5,000,000		European Investment Bank	0.375	07/24/24	4,769,350
1,500,000	e	European Investment Bank	2.500	10/15/24	1,500,893
3,250,000		European Investment Bank	1.625	03/14/25	3,164,265
3,500,000		European Investment Bank	0.625	07/25/25	3,283,210
3,000,000		European Investment Bank	0.375	12/15/25	2,767,980
3,500,000		European Investment Bank	0.375	03/26/26	3,208,281
2,760,000		European Investment Bank	0.750	10/26/26	2,549,358
400,000		European Investment Bank	2.375	05/24/27	397,078
250,000		European Investment Bank	0.625	10/21/27	224,754
550,000		European Investment Bank	1.625	10/09/29	518,028
1,000,000		European Investment Bank	0.875	05/17/30	879,597
2,000,000		European Investment Bank	0.750	09/23/30	1,746,825
2,500,000	e	European Investment Bank	1.250	02/14/31	2,258,631
1,705,000		European Investment Bank	4.875	02/15/36	2,139,575
1,000,000		Export Development Canada	2.500	01/24/23	1,006,897
4,500,000		Export Development Canada	1.375	02/24/23	4,485,150
1,000,000		Export Development Canada	2.750	03/15/23	1,008,513
1,300,000		Export Development Canada	2.625	02/21/24	1,305,396
3,250,000		Export-Import Bank of Korea	3.000	11/01/22	3,259,782
1,375,000		Export-Import Bank of Korea	3.625	11/27/23	1,396,411
500,000		Export-Import Bank of Korea	4.000	01/14/24	511,622
750,000		Export-Import Bank of Korea	2.875	01/21/25	747,925
750,000		Export-Import Bank of Korea	1.875	02/12/25	728,873
1,000,000		Export-Import Bank of Korea	0.750	09/21/25	927,105
250,000		Export-Import Bank of Korea	3.250	11/10/25	252,275
106

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,000,000		Export-Import Bank of Korea	0.625%	02/09/26	$919,563
500,000		Export-Import Bank of Korea	2.625	05/26/26	492,742
500,000		Export-Import Bank of Korea	3.250	08/12/26	505,099
750,000		Export-Import Bank of Korea	1.125	12/29/26	691,433
1,000,000		Export-Import Bank of Korea	1.625	01/18/27	939,174
500,000		Export-Import Bank of Korea	2.375	04/21/27	484,873
1,000,000		Export-Import Bank of Korea	1.250	09/21/30	870,750
1,000,000		Export-Import Bank of Korea	1.375	02/09/31	871,741
1,000,000	e	Export-Import Bank of Korea	2.125	01/18/32	913,805
1,000,000		Export-Import Bank of Korea	2.500	06/29/41	909,405
100,000		Finland Government International Bond	6.950	02/15/26	113,527
2,175,000		FMS Wertmanagement AoeR	2.750	01/30/24	2,190,707
4,500,000		Hungary Government International Bond	5.750	11/22/23	4,704,941
1,250,000		Hungary Government International Bond	7.625	03/29/41	1,813,158
200,000		Hydro Quebec	8.500	12/01/29	272,817
750,000		Indonesia Government International Bond	2.950	01/11/23	755,595
750,000		Indonesia Government International Bond	3.500	01/11/28	765,552
900,000		Indonesia Government International Bond	4.750	02/11/29	990,111
1,250,000		Indonesia Government International Bond	3.400	09/18/29	1,271,737
1,000,000		Indonesia Government International Bond	2.850	02/14/30	982,233
675,000	e	Indonesia Government International Bond	3.850	10/15/30	709,461
1,500,000		Indonesia Government International Bond	1.850	03/12/31	1,355,148
1,500,000		Indonesia Government International Bond	2.150	07/28/31	1,388,780
300,000		Indonesia Government International Bond	3.550	03/31/32	308,056
875,000		Indonesia Government International Bond	4.350	01/11/48	889,753
1,125,000		Indonesia Government International Bond	5.350	02/11/49	1,295,437
1,000,000		Indonesia Government International Bond	3.700	10/30/49	964,029
1,000,000		Indonesia Government International Bond	3.500	02/14/50	932,609
2,000,000		Indonesia Government International Bond	4.200	10/15/50	2,075,922
2,000,000	e	Indonesia Government International Bond	3.050	03/12/51	1,807,204
485,000		Indonesia Government International Bond	4.300	03/31/52	507,320
1,000,000	e	Indonesia Government International Bond	3.200	09/23/61	847,939
500,000		Indonesia Government International Bond	4.450	04/15/70	514,540
1,750,000		Indonesia Government International Bond	3.350	03/12/71	1,454,877
3,000,000		Inter-American Development Bank	2.500	01/18/23	3,018,720
6,000,000		Inter-American Development Bank	0.250	11/15/23	5,809,486
1,500,000		Inter-American Development Bank	2.625	01/16/24	1,507,905
500,000		Inter-American Development Bank	2.125	01/15/25	494,333
5,000,000		Inter-American Development Bank	1.750	03/14/25	4,886,400
10,000,000		Inter-American Development Bank	0.625	07/15/25	9,377,403
4,000,000		Inter-American Development Bank	0.875	04/20/26	3,731,200
1,500,000		Inter-American Development Bank	2.000	06/02/26	1,463,325
1,500,000		Inter-American Development Bank	2.000	07/23/26	1,464,615
1,000,000		Inter-American Development Bank	2.375	07/07/27	988,384
2,000,000		Inter-American Development Bank	0.625	09/16/27	1,794,179
4,000,000		Inter-American Development Bank	1.125	07/20/28	3,671,880
2,000,000		Inter-American Development Bank	3.125	09/18/28	2,067,131
3,000,000		Inter-American Development Bank	2.250	06/18/29	2,947,274
3,000,000		Inter-American Development Bank	1.125	01/13/31	2,685,256
1,450,000		Inter-American Development Bank	3.200	08/07/42	1,526,403
300,000		Inter-American Development Bank	4.375	01/24/44	373,938
5,400,000		International Bank for Reconstruction & Development	7.625	01/19/23	5,651,667
3,000,000		International Bank for Reconstruction & Development	1.875	06/19/23	2,992,823
1,500,000		International Bank for Reconstruction & Development	0.250	11/24/23	1,451,517
5,575,000		International Bank for Reconstruction & Development	2.500	03/19/24	5,589,956
107

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$2,000,000	International Bank for Reconstruction & Development	1.500%	08/28/24	$1,956,041
1,600,000	International Bank for Reconstruction & Development	2.500	11/25/24	1,600,254
5,000,000	International Bank for Reconstruction & Development	1.625	01/15/25	4,875,950
6,000,000	International Bank for Reconstruction & Development	0.375	07/28/25	5,577,790
4,500,000	International Bank for Reconstruction & Development	2.500	07/29/25	4,484,457
5,500,000	International Bank for Reconstruction & Development	0.500	10/28/25	5,103,076
500,000	International Bank for Reconstruction & Development	3.125	11/20/25	508,513
7,000,000	International Bank for Reconstruction & Development	0.875	07/15/26	6,552,674
2,000,000	International Bank for Reconstruction & Development	0.750	11/24/27	1,808,018
2,000,000	International Bank for Reconstruction & Development	1.750	10/23/29	1,892,958
5,000,000	International Bank for Reconstruction & Development	0.875	05/14/30	4,389,104
3,000,000	International Bank for Reconstruction & Development	0.750	08/26/30	2,596,469
5,000,000	International Bank for Reconstruction & Development	1.250	02/10/31	4,499,835
5,000,000	International Bank for Reconstruction & Development	1.625	11/03/31	4,608,162
834,000	International Bank for Reconstruction & Development	4.750	02/15/35	1,018,748
1,300,000	International Finance Corp	2.875	07/31/23	1,311,825
1,500,000	International Finance Corp	1.375	10/16/24	1,460,586
2,500,000	International Finance Corp	0.375	07/16/25	2,324,636
5,000,000	International Finance Corp	0.750	08/27/30	4,392,843
300,000	Israel Government International Bond	3.150	06/30/23	303,111
1,000,000	Israel Government International Bond	2.875	03/16/26	1,003,618
975,000	Israel Government International Bond	3.250	01/17/28	1,001,177
600,000	Israel Government International Bond	2.750	07/03/30	592,848
1,500,000	Israel Government International Bond	4.500	01/30/43	1,690,330
200,000	Israel Government International Bond	4.125	01/17/48	213,248
1,800,000	Israel Government International Bond	3.875	07/03/50	1,854,830
300,000	Israel Government International Bond	4.500	04/03/20	320,780
300,000	Japan Bank for International Cooperation	2.375	11/16/22	301,419
900,000	Japan Bank for International Cooperation	0.625	05/22/23	883,965
1,050,000	Japan Bank for International Cooperation	3.375	07/31/23	1,064,900
1,000,000	Japan Bank for International Cooperation	0.375	09/15/23	972,506
4,250,000	Japan Bank for International Cooperation	3.375	10/31/23	4,315,875
2,300,000	Japan Bank for International Cooperation	2.500	05/23/24	2,298,413
720,000	Japan Bank for International Cooperation	1.750	10/17/24	704,432
500,000	Japan Bank for International Cooperation	2.125	02/10/25	492,352
3,000,000	Japan Bank for International Cooperation	0.625	07/15/25	2,799,900
5,750,000	Japan Bank for International Cooperation	2.750	01/21/26	5,730,830
400,000	Japan Bank for International Cooperation	2.375	04/20/26	392,581
1,500,000	Japan Bank for International Cooperation	1.875	07/21/26	1,448,412
1,000,000	Japan Bank for International Cooperation	2.875	06/01/27	1,005,803
750,000	Japan Bank for International Cooperation	2.875	07/21/27	753,723
300,000	Japan Bank for International Cooperation	2.750	11/16/27	298,477
750,000	Japan Bank for International Cooperation	3.500	10/31/28	784,557
2,000,000	Japan Bank for International Cooperation	2.125	02/16/29	1,924,554
1,000,000	Japan Bank for International Cooperation	2.000	10/17/29	953,847
1,500,000	Japan Bank for International Cooperation	1.250	01/21/31	1,339,048
3,000,000	Japan Bank for International Cooperation	1.875	04/15/31	2,814,603
350,000	Japan International Cooperation Agency	2.125	10/20/26	341,291
700,000	Japan International Cooperation Agency	3.375	06/12/28	721,656
2,000,000	Japan International Cooperation Agency	1.000	07/22/30	1,747,461
1,500,000	Japan International Cooperation Agency	1.750	04/28/31	1,374,684
1,000,000	Korea Development Bank	3.375	03/12/23	1,009,220
500,000	Korea Development Bank	2.750	03/19/23	501,765
950,000	Korea Development Bank	0.500	10/27/23	920,113
500,000	Korea Development Bank	3.750	01/22/24	509,175
108

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$700,000		Korea Development Bank	3.250%	02/19/24	$707,504
500,000		Korea Development Bank	0.400	06/19/24	475,745
1,000,000		Korea Development Bank	2.125	10/01/24	986,191
750,000		Korea Development Bank	1.750	02/18/25	728,176
200,000		Korea Development Bank	3.375	09/16/25	202,708
400,000		Korea Development Bank	3.000	01/13/26	401,873
1,000,000		Korea Development Bank	0.800	04/27/26	921,263
1,000,000		Korea Development Bank	0.800	07/19/26	916,576
1,000,000		Korea Development Bank	1.000	09/09/26	922,270
250,000		Korea Development Bank	2.000	09/12/26	240,662
1,000,000		Korea Development Bank	2.250	02/24/27	963,588
1,000,000		Korea Development Bank	1.625	01/19/31	885,600
500,000		Korea Government International Bond	3.875	09/11/23	510,155
1,500,000		Korea Government International Bond	2.750	01/19/27	1,494,530
1,400,000		Korea Government International Bond	4.125	06/10/44	1,665,857
500,000		Korea Government International Bond	3.875	09/20/48	579,268
2,900,000		Kreditanstalt fuer Wiederaufbau	2.375	12/29/22	2,917,726
3,000,000		Kreditanstalt fuer Wiederaufbau	0.250	10/19/23	2,909,490
8,000,000		Kreditanstalt fuer Wiederaufbau	2.625	02/28/24	8,041,007
6,100,000		Kreditanstalt fuer Wiederaufbau	0.250	03/08/24	5,858,745
5,000,000		Kreditanstalt fuer Wiederaufbau	0.500	09/20/24	4,763,048
2,000,000		Kreditanstalt fuer Wiederaufbau	2.500	11/20/24	1,999,800
7,000,000		Kreditanstalt fuer Wiederaufbau	2.000	05/02/25	6,879,855
4,500,000		Kreditanstalt fuer Wiederaufbau	0.625	01/22/26	4,178,695
3,219,000		Kreditanstalt fuer Wiederaufbau	1.000	10/01/26	3,013,297
7,750,000		Kreditanstalt fuer Wiederaufbau	2.875	04/03/28	7,873,384
1,000,000		Kreditanstalt fuer Wiederaufbau	1.750	09/14/29	950,163
5,000,000		Kreditanstalt fuer Wiederaufbau	0.750	09/30/30	4,357,832
4,300,000		Landwirtschaftliche Rentenbank	3.125	11/14/23	4,356,249
500,000		Landwirtschaftliche Rentenbank	2.000	01/13/25	492,336
2,000,000		Landwirtschaftliche Rentenbank	0.500	05/27/25	1,872,860
750,000		Landwirtschaftliche Rentenbank	2.375	06/10/25	744,525
1,000,000		Landwirtschaftliche Rentenbank	1.750	07/27/26	967,404
125,000		Landwirtschaftliche Rentenbank	2.500	11/15/27	124,000
4,000,000		Landwirtschaftliche Rentenbank	0.875	09/03/30	3,521,007
18,964,000		Mexico Government International Bond	2.659	05/24/31	17,261,033
2,000,000		Mexico Government International Bond	3.500	02/12/34	1,858,980
14,053,000		Mexico Government International Bond	4.280	08/14/41	13,099,785
1,000,000	e	Mexico Government International Bond	5.000	04/27/51	1,010,190
10,934,000		Mexico Government International Bond	4.400	02/12/52	10,031,617
5,936,000		Mexico Government International Bond	3.771	05/24/61	4,798,128
3,000,000		Mexico Government International Bond	3.750	04/19/71	2,387,970
950,000		Mexico Government International Bond	5.750	10/12/10	962,341
750,000		Nordic Investment Bank	0.375	05/19/23	736,286
500,000		Nordic Investment Bank	2.875	07/19/23	504,662
2,000,000		Nordic Investment Bank	0.375	09/11/25	1,852,700
1,500,000		Nordic Investment Bank	0.500	01/21/26	1,386,941
606,000		North American Development Bank	2.400	10/26/22	609,146
850,000		Panama Government International Bond	4.000	09/22/24	868,275
1,000,000		Panama Government International Bond	3.750	03/16/25	1,017,210
300,000		Panama Government International Bond	7.125	01/29/26	341,442
2,000,000		Panama Government International Bond	3.875	03/17/28	2,042,300
1,450,000		Panama Government International Bond	3.160	01/23/30	1,418,579
2,500,000		Panama Government International Bond	2.252	09/29/32	2,209,525
2,500,000		Panama Government International Bond	3.298	01/19/33	2,387,250
692,000		Panama Government International Bond	6.700	01/26/36	851,693
750,000		Panama Government International Bond	4.500	05/15/47	747,420
109

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$2,250,000		Panama Government International Bond	4.500%	04/16/50	$2,222,213
1,450,000		Panama Government International Bond	4.300	04/29/53	1,391,971
1,500,000		Panama Government International Bond	4.500	04/01/56	1,465,995
3,500,000		Panama Government International Bond	3.870	07/23/60	3,061,660
1,250,000		Panama Government International Bond	4.500	01/19/63	1,199,075
400,000		Peruvian Government International Bond	2.392	01/23/26	388,076
5,000,000		Peruvian Government International Bond	2.844	06/20/30	4,787,950
2,500,000		Peruvian Government International Bond	2.783	01/23/31	2,353,750
1,500,000		Peruvian Government International Bond	1.862	12/01/32	1,281,675
990,000		Peruvian Government International Bond	3.000	01/15/34	922,838
1,100,000		Peruvian Government International Bond	6.550	03/14/37	1,389,586
1,000,000		Peruvian Government International Bond	3.300	03/11/41	907,880
1,850,000		Peruvian Government International Bond	5.625	11/18/50	2,347,521
2,000,000		Peruvian Government International Bond	3.550	03/10/51	1,862,500
1,500,000		Peruvian Government International Bond	2.780	12/01/60	1,170,165
1,500,000		Peruvian Government International Bond	3.600	01/15/72	1,289,025
1,000,000		Peruvian Government International Bond	3.230	07/28/21	759,050
225,000		Philippine Government International Bond	4.200	01/21/24	231,103
1,000,000		Philippine Government International Bond	3.229	03/29/27	1,011,470
2,219,000		Philippine Government International Bond	3.000	02/01/28	2,219,992
3,375,000		Philippine Government International Bond	3.750	01/14/29	3,490,018
1,500,000		Philippine Government International Bond	2.457	05/05/30	1,425,994
2,000,000		Philippine Government International Bond	1.648	06/10/31	1,778,726
2,000,000		Philippine Government International Bond	1.950	01/06/32	1,813,183
1,000,000		Philippine Government International Bond	3.556	09/29/32	1,024,271
4,083,000		Philippine Government International Bond	3.950	01/20/40	4,050,366
300,000		Philippine Government International Bond	3.700	03/01/41	290,974
3,793,000		Philippine Government International Bond	3.700	02/02/42	3,674,886
1,500,000		Philippine Government International Bond	2.950	05/05/45	1,296,783
1,500,000		Philippine Government International Bond	2.650	12/10/45	1,242,203
1,500,000		Philippine Government International Bond	3.200	07/06/46	1,348,414
325,000		Philippine Government International Bond	4.200	03/29/47	339,104
990,000		Poland Government International Bond	3.000	03/17/23	994,994
1,000,000		Poland Government International Bond	4.000	01/22/24	1,025,395
2,725,000		Poland Government International Bond	3.250	04/06/26	2,772,686
750,000		Province of Alberta Canada	3.350	11/01/23	761,039
775,000		Province of Alberta Canada	2.950	01/23/24	781,952
1,500,000		Province of Alberta Canada	1.875	11/13/24	1,472,642
1,000,000		Province of Alberta Canada	1.000	05/20/25	949,310
925,000		Province of Alberta Canada	3.300	03/15/28	951,510
2,000,000		Province of Alberta Canada	1.300	07/22/30	1,790,307
2,000,000		Province of British Columbia Canada	1.750	09/27/24	1,963,898
850,000		Province of British Columbia Canada	2.250	06/02/26	834,408
1,500,000		Province of British Columbia Canada	0.900	07/20/26	1,394,583
1,500,000	e	Province of British Columbia Canada	1.300	01/29/31	1,339,988
1,000,000		Province of Manitoba Canada	2.600	04/16/24	1,002,580
1,300,000		Province of Manitoba Canada	3.050	05/14/24	1,313,946
500,000		Province of Manitoba Canada	2.125	06/22/26	488,529
1,500,000	e	Province of Manitoba Canada	1.500	10/25/28	1,391,038
500,000		Province of New Brunswick Canada	3.625	02/24/28	522,884
200,000		Province of Nova Scotia Canada	8.250	07/30/22	204,304
1,365,000		Province of Ontario Canada	1.750	01/24/23	1,363,216
500,000		Province of Ontario Canada	3.400	10/17/23	508,126
1,000,000		Province of Ontario Canada	3.050	01/29/24	1,011,478
1,500,000		Province of Ontario Canada	3.200	05/16/24	1,522,259
110

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$2,000,000		Province of Ontario Canada		0.625%	01/21/26	$1,854,339
1,500,000		Province of Ontario Canada		1.050	04/14/26	1,410,365
1,000,000		Province of Ontario Canada		2.500	04/27/26	992,766
1,000,000		Province of Ontario Canada		2.300	06/15/26	981,781
1,000,000	e	Province of Ontario Canada		1.050	05/21/27	919,510
2,000,000		Province of Ontario Canada		2.000	10/02/29	1,903,321
1,000,000		Province of Ontario Canada		1.125	10/07/30	881,775
3,000,000		Province of Ontario Canada		1.600	02/25/31	2,732,136
1,500,000		Province of Ontario Canada		1.800	10/14/31	1,376,301
3,000,000		Province of Ontario Canada		2.125	01/21/32	2,828,250
200,000		Province of Quebec Canada		7.125	02/09/24	216,322
875,000		Province of Quebec Canada		2.500	04/09/24	877,182
500,000		Province of Quebec Canada		2.875	10/16/24	504,035
2,500,000		Province of Quebec Canada		1.500	02/11/25	2,423,450
2,000,000	e	Province of Quebec Canada		0.600	07/23/25	1,867,828
3,500,000		Province of Quebec Canada		2.500	04/20/26	3,465,394
500,000	e	Province of Quebec Canada		2.750	04/12/27	501,195
201,000		Province of Quebec Canada		7.500	09/15/29	262,791
1,500,000		Province of Quebec Canada		1.350	05/28/30	1,349,286
3,000,000		Province of Quebec Canada		1.900	04/21/31	2,803,498
200,000		Province of Saskatchewan Canada		8.500	07/15/22	204,243
1,600,000		Republic of Italy Government International Bond		6.875	09/27/23	1,696,374
3,000,000		Republic of Italy Government International Bond		0.875	05/06/24	2,869,957
2,000,000		Republic of Italy Government International Bond		2.375	10/17/24	1,965,051
3,000,000		Republic of Italy Government International Bond		1.250	02/17/26	2,762,942
1,500,000		Republic of Italy Government International Bond		2.875	10/17/29	1,413,930
1,599,000		Republic of Italy Government International Bond		5.375	06/15/33	1,808,167
2,000,000		Republic of Italy Government International Bond		4.000	10/17/49	1,918,916
3,000,000		Republic of Italy Government International Bond		3.875	05/06/51	2,776,934
2,000,000		State of Israel		2.500	01/15/30	1,945,817
2,050,000		State of Israel		3.375	01/15/50	1,940,810
2,640,000		Svensk Exportkredit AB		1.625	11/14/22	2,644,488
4,250,000		Svensk Exportkredit AB		2.875	03/14/23	4,289,448
4,000,000		Svensk Exportkredit AB		0.500	11/10/23	3,884,000
870,000		Svensk Exportkredit AB		1.750	12/12/23	861,468
2,000,000		Svensk Exportkredit AB		0.375	07/30/24	1,903,681
1,000,000		Svensk Exportkredit AB		0.625	05/14/25	939,291
3,000,000		Svensk Exportkredit AB		0.500	08/26/25	2,785,380
7,374,716		Uruguay Government International Bond		4.375	01/23/31	8,036,154
500,000		Uruguay Government International Bond		4.125	11/20/45	541,420
2,063,907		Uruguay Government International Bond		5.100	06/18/50	2,430,374
2,425,000		Uruguay Government International Bond		4.975	04/20/55	2,826,992
		TOTAL FOREIGN GOVERNMENT BONDS				696,335,903

MORTGAGE BACKED - 27.5%
9,037	i	Federal Home Loan Mortgage Corp (FHLMC)	DGS1 + 2.250%	2.375	04/01/35	9,224
2,108	i	FHLMC	DGS1 + 2.125%	2.198	10/01/35	2,106
15,506	i	FHLMC	DGS1 + 2.255%	2.380	02/01/36	15,989
6,844	i	FHLMC	LIBOR 12 M + 1.813%	2.063	07/01/36	7,133
29,931	i	FHLMC	LIBOR 6 M + 1.595%	1.807	09/01/36	29,966
18,393	i	FHLMC	LIBOR 6 M + 1.806%	2.099	09/01/36	19,075
25,150	i	FHLMC	DGS1 + 2.248%	2.361	09/01/36	25,353
10,268	i	FHLMC	DGS1 + 2.250%	2.368	01/01/37	10,735
1,419	i	FHLMC	LIBOR 12 M + 1.765%	2.227	02/01/37	1,422
1,236	i	FHLMC	DGS1 + 2.250%	2.366	02/01/37	1,292
83,629	i	FHLMC	LIBOR 12 M + 1.815%	2.200	03/01/37	87,038
111

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$10,000,000		FHLMC		1.500%	04/01/37	$9,484,375
19,613	i	FHLMC	LIBOR 12 M + 1.617%	1.902	04/01/37	19,679
15,000,000		FHLMC		2.000	04/01/37	14,571,094
64,412	i	FHLMC	DGS1 + 2.250%	2.398	04/01/37	67,143
6,474	i	FHLMC	LIBOR 12 M + 2.146%	2.441	05/01/37	6,485
1,388	i	FHLMC	LIBOR 12 M + 1.750%	2.000	06/01/37	1,396
18,840	i	FHLMC	DGS1 + 2.248%	2.360	06/01/37	18,850
27,872	i	FHLMC	LIBOR 6 M + 1.270%	1.520	08/01/37	28,013
23,867	i	FHLMC	LIBOR 12 M + 0.905%	1.155	09/01/37	23,866
2,750	i	FHLMC	LIBOR 6 M + 1.520%	1.736	09/01/37	2,754
197	i	FHLMC	LIBOR 12 M + 1.795%	2.045	09/01/37	197
20,872	i	FHLMC	LIBOR 12 M + 2.055%	2.305	04/01/38	22,035
5,372	i	FHLMC	LIBOR 12 M + 2.004%	2.319	06/01/38	5,396
3,536	i	FHLMC	LIBOR 12 M + 1.625%	1.875	07/01/38	3,660
5,144	i	FHLMC	LIBOR 12 M + 1.861%	2.111	06/01/40	5,145
4,889	i	FHLMC	LIBOR 12 M + 1.880%	2.130	07/01/40	4,890
10,642	i	FHLMC	LIBOR 12 M + 1.891%	2.235	01/01/41	10,654
3,033	i	FHLMC	LIBOR 12 M + 1.880%	2.130	05/01/41	3,038
88,284	i	FHLMC	LIBOR 12 M + 1.854%	2.178	08/01/41	88,639
50,152	i	FHLMC	LIBOR 12 M + 1.750%	2.000	09/01/41	51,793
12,884	i	FHLMC	LIBOR 12 M + 1.860%	2.110	10/01/41	13,320
14,984,197		FHLMC		3.000	11/01/49	14,765,920
13,944,339		FHLMC		3.000	11/01/49	13,725,827
28,517,376		FHLMC		3.000	02/01/50	28,074,605
20,716,962		FHLMC		3.500	04/01/50	20,902,386
10,677,913		FHLMC		3.500	07/01/50	10,730,048
86		Federal Home Loan Mortgage Corp Gold (FGLMC)		5.000	10/01/22	88
97		FGLMC		6.000	11/01/22	97
3,934		FGLMC		5.000	04/01/23	4,011
266		FGLMC		4.500	05/01/23	272
4,345		FGLMC		5.000	05/01/23	4,569
1,251		FGLMC		5.000	10/01/23	1,276
698		FGLMC		5.500	10/01/23	741
1,591		FGLMC		5.000	11/01/23	1,673
3,305		FGLMC		5.000	03/01/24	3,475
670		FGLMC		4.500	04/01/24	687
353		FGLMC		4.500	05/01/24	363
2,413		FGLMC		4.500	06/01/24	2,475
22,785		FGLMC		4.000	07/01/24	23,427
10,534		FGLMC		4.000	07/01/24	10,834
1,638		FGLMC		5.500	07/01/24	1,662
19,261		FGLMC		4.000	08/01/24	19,806
3,763		FGLMC		4.500	09/01/24	3,866
1,954		FGLMC		4.500	09/01/24	2,008
1,215		FGLMC		4.500	09/01/24	1,248
1,331		FGLMC		5.500	09/01/24	1,413
29,713		FGLMC		4.000	10/01/24	30,556
852		FGLMC		4.500	10/01/24	875
3,864		FGLMC		4.500	10/01/24	4,006
906		FGLMC		4.500	11/01/24	930
5,300		FGLMC		4.500	12/01/24	5,455
1,655		FGLMC		4.500	02/01/25	1,697
44,652		FGLMC		4.000	03/01/25	45,937
1,317		FGLMC		4.500	06/01/25	1,361
112

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$2,926	FGLMC	4.500%	07/01/25	$3,019
67,019	FGLMC	3.500	10/01/25	68,474
25,080	FGLMC	4.000	10/01/25	25,796
111,571	FGLMC	3.500	11/01/25	114,022
65,048	FGLMC	3.500	11/01/25	66,477
29,798	FGLMC	3.500	12/01/25	30,466
16,998	FGLMC	3.000	01/01/26	17,175
248,348	FGLMC	3.500	01/01/26	253,978
18,465	FGLMC	4.000	04/01/26	19,032
43,555	FGLMC	4.000	05/01/26	44,930
10,487	FGLMC	5.500	07/01/26	11,144
100,205	FGLMC	4.000	08/01/26	103,142
1,142	FGLMC	6.000	08/01/26	1,218
41,531	FGLMC	3.000	09/01/26	41,957
129,011	FGLMC	3.000	10/01/26	130,334
186,138	FGLMC	3.500	10/01/26	190,387
4,233	FGLMC	5.000	10/01/26	4,453
1,404	FGLMC	5.500	10/01/26	1,492
728,106	FGLMC	3.000	02/01/27	735,993
483,812	FGLMC	2.500	05/01/27	479,687
546,189	FGLMC	2.500	11/01/27	541,532
22,756	FGLMC	6.000	12/01/27	24,299
429,308	FGLMC	2.500	01/01/28	425,643
1,098,222	FGLMC	2.500	03/01/28	1,088,843
31,762	FGLMC	5.000	03/01/28	33,446
632,158	FGLMC	2.500	05/01/28	626,761
3,407	FGLMC	5.500	05/01/28	3,629
1,914,370	FGLMC	2.500	07/01/28	1,898,016
1,490,857	FGLMC	2.500	07/01/28	1,478,126
408,029	FGLMC	3.000	10/01/28	412,556
23,340	FGLMC	5.500	01/01/29	24,810
1,583	FGLMC	6.500	01/01/29	1,700
2,607	FGLMC	4.000	02/01/29	2,665
901,694	FGLMC	3.500	03/01/29	926,748
237	FGLMC	6.500	03/01/29	254
1,589,879	FGLMC	3.000	07/01/29	1,607,532
6,911	FGLMC	6.500	07/01/29	7,425
6,703	FGLMC	5.000	12/01/29	7,125
4,491,451	FGLMC	2.500	05/01/30	4,448,665
10,946	FGLMC	4.000	08/01/30	11,268
94,544	FGLMC	4.500	01/01/31	98,321
134	FGLMC	8.000	01/01/31	136
77,347	FGLMC	4.000	03/01/31	79,623
10,638	FGLMC	4.000	05/01/31	10,951
74,005	FGLMC	4.500	05/01/31	76,977
40,110	FGLMC	4.000	06/01/31	41,290
84,547	FGLMC	4.000	08/01/31	87,037
96,921	FGLMC	4.000	09/01/31	100,485
1,571	FGLMC	6.500	09/01/31	1,697
3,644	FGLMC	8.000	09/01/31	3,908
48,075	FGLMC	3.500	11/01/31	48,717
7,229,471	FGLMC	2.500	12/01/31	7,160,603
33,902	FGLMC	7.000	12/01/31	36,406
7,734	FGLMC	6.500	01/01/32	8,483
113

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$18,584	FGLMC	6.000%	02/01/32	$20,583
814,410	FGLMC	3.000	03/01/32	798,259
7,681	FGLMC	7.000	04/01/32	8,364
6,934	FGLMC	6.500	05/01/32	7,450
556,308	FGLMC	3.500	09/01/32	563,721
4,049	FGLMC	5.500	11/01/32	4,437
6,751,267	FGLMC	3.000	01/01/33	6,826,393
6,023	FGLMC	6.000	02/01/33	6,598
21,338	FGLMC	5.000	03/01/33	23,093
14,164	FGLMC	6.000	03/01/33	15,139
16,422	FGLMC	6.000	03/01/33	17,551
14,602	FGLMC	5.000	04/01/33	15,438
2,857	FGLMC	6.000	04/01/33	3,164
120,587	FGLMC	5.000	06/01/33	127,122
53,587	FGLMC	5.500	06/01/33	58,732
25,823,712	FGLMC	2.500	07/01/33	25,577,715
1,126,142	FGLMC	3.500	07/01/33	1,141,154
21,993	FGLMC	4.500	07/01/33	23,417
1,765,428	FGLMC	4.000	08/01/33	1,822,576
1,944	FGLMC	5.000	08/01/33	2,099
7,717	FGLMC	6.500	08/01/33	8,304
71,694	FGLMC	5.000	09/01/33	77,593
28,358	FGLMC	5.500	09/01/33	30,408
57,294	FGLMC	5.500	09/01/33	62,091
33,065	FGLMC	5.500	09/01/33	35,448
11,790	FGLMC	5.500	09/01/33	12,630
18,069	FGLMC	4.000	10/01/33	18,793
4,198	FGLMC	5.000	10/01/33	4,546
51,968	FGLMC	5.500	10/01/33	56,225
2,783,400	FGLMC	3.500	11/01/33	2,855,923
37,342	FGLMC	5.500	12/01/33	40,926
12,502	FGLMC	5.500	12/01/33	13,703
159,621	FGLMC	7.000	12/01/33	174,215
113,153	FGLMC	5.000	01/01/34	122,488
731,133	FGLMC	3.000	02/01/34	739,019
2,766	FGLMC	5.500	02/01/34	3,031
14,477	FGLMC	5.000	03/01/34	15,677
16,511	FGLMC	5.500	03/01/34	18,093
55,008	FGLMC	5.000	05/01/34	59,572
16,949	FGLMC	4.500	06/01/34	18,048
36,712	FGLMC	5.000	06/01/34	39,645
13,883	FGLMC	5.500	06/01/34	15,214
5,853	FGLMC	6.000	06/01/34	6,360
25,827	FGLMC	6.000	09/01/34	28,632
1,828,004	FGLMC	3.500	10/01/34	1,852,221
3,856	FGLMC	5.000	11/01/34	4,174
114,061	FGLMC	5.500	11/01/34	124,638
123,712	FGLMC	5.000	12/01/34	133,323
29,769	FGLMC	5.500	12/01/34	32,615
3,551	FGLMC	5.500	12/01/34	3,778
1,961	FGLMC	5.500	01/01/35	2,149
1,044	FGLMC	5.500	01/01/35	1,144
20,845	FGLMC	5.500	01/01/35	22,844
48,843	FGLMC	4.500	04/01/35	51,993
7,317	FGLMC	6.000	05/01/35	8,176
114

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$49,828	FGLMC	6.000%	05/01/35	$53,303
45,308	FGLMC	7.000	05/01/35	49,006
10,360	FGLMC	5.500	06/01/35	11,356
6,896	FGLMC	5.500	06/01/35	7,559
4,297	FGLMC	5.000	07/01/35	4,640
185,848	FGLMC	5.000	07/01/35	201,204
220,020	FGLMC	5.000	08/01/35	238,329
13,213	FGLMC	5.500	08/01/35	14,060
76,370	FGLMC	6.000	08/01/35	81,582
3,325	FGLMC	4.500	09/01/35	3,541
40,058	FGLMC	5.000	10/01/35	43,265
18,697	FGLMC	5.000	10/01/35	20,250
14,720	FGLMC	5.000	10/01/35	15,598
122,849	FGLMC	5.500	10/01/35	130,861
4,049	FGLMC	5.000	12/01/35	4,383
35,834	FGLMC	5.000	12/01/35	38,492
19,388	FGLMC	6.000	01/01/36	21,627
7,759	FGLMC	5.000	02/01/36	8,398
3,083	FGLMC	5.000	02/01/36	3,336
3,245	FGLMC	6.000	02/01/36	3,623
36,199	FGLMC	5.500	04/01/36	38,861
9,034	FGLMC	5.500	05/01/36	9,900
140,009	FGLMC	6.000	06/01/36	156,408
39,451	FGLMC	5.000	07/01/36	42,705
44,824	FGLMC	6.000	07/01/36	49,018
7,040	FGLMC	6.000	08/01/36	7,834
6,249	FGLMC	6.000	09/01/36	6,681
60,427	FGLMC	5.500	10/01/36	66,220
133,431	FGLMC	5.500	10/01/36	146,106
9,267	FGLMC	6.500	10/01/36	9,956
5,769	FGLMC	5.500	11/01/36	6,294
15,323	FGLMC	6.000	11/01/36	17,125
81,913	FGLMC	6.000	12/01/36	90,719
115,506	FGLMC	5.500	03/01/37	126,989
46,707	FGLMC	6.000	03/01/37	52,181
7,258	FGLMC	6.500	03/01/37	7,843
42,950	FGLMC	5.500	04/01/37	47,300
6,492	FGLMC	5.000	05/01/37	7,030
5,492	FGLMC	5.000	06/01/37	5,899
18,309	FGLMC	5.500	06/01/37	20,171
4,591,050	FGLMC	3.000	07/01/37	4,584,354
77,554	FGLMC	6.000	07/01/37	86,666
47,364	FGLMC	6.000	08/01/37	52,932
14,511	FGLMC	6.000	09/01/37	16,221
119,294	FGLMC	5.500	10/01/37	127,867
3,638	FGLMC	6.000	11/01/37	4,066
37,704	FGLMC	6.500	11/01/37	41,797
16,245	FGLMC	6.000	01/01/38	18,145
6,392	FGLMC	6.000	02/01/38	7,144
50,972	FGLMC	6.000	02/01/38	56,980
80,467	FGLMC	5.000	03/01/38	87,099
221,970	FGLMC	5.000	03/01/38	240,393
9,821	FGLMC	5.000	04/01/38	10,626
96,328	FGLMC	5.000	04/01/38	104,344
101,344	FGLMC	5.500	04/01/38	109,850
115

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$23,497	FGLMC	5.500%	05/01/38	$25,932
2,721	FGLMC	5.500	06/01/38	3,000
3,898	FGLMC	6.000	07/01/38	4,181
14,004	FGLMC	5.500	08/01/38	15,338
86,783	FGLMC	5.500	08/01/38	93,665
10,930	FGLMC	5.000	09/01/38	11,831
154,265	FGLMC	5.500	09/01/38	170,075
54,970	FGLMC	5.500	09/01/38	60,554
2,909	FGLMC	5.500	10/01/38	3,211
55,235	FGLMC	6.000	11/01/38	61,459
402,143	FGLMC	5.500	01/01/39	443,521
258,870	FGLMC	4.500	02/01/39	275,730
149,411	FGLMC	5.000	02/01/39	161,717
10,974	FGLMC	5.500	02/01/39	12,099
428	FGLMC	4.500	03/01/39	445
66,626	FGLMC	5.000	03/01/39	72,169
8,026	FGLMC	6.000	03/01/39	8,949
12,730	FGLMC	4.500	04/01/39	13,557
408,968	FGLMC	4.500	04/01/39	434,390
94,305	FGLMC	4.000	05/01/39	98,744
2,391	FGLMC	4.500	05/01/39	2,547
1,405,851	FGLMC	4.500	05/01/39	1,497,411
62,282	FGLMC	4.500	05/01/39	66,325
123,442	FGLMC	4.500	05/01/39	131,438
56,937	FGLMC	5.000	05/01/39	61,647
121,348	FGLMC	4.000	06/01/39	127,030
656,847	FGLMC	4.500	06/01/39	699,625
20,365	FGLMC	4.500	06/01/39	21,692
10,877	FGLMC	5.000	06/01/39	11,781
3,848	FGLMC	5.500	06/01/39	4,212
193,822	FGLMC	4.000	07/01/39	202,932
77,588	FGLMC	4.500	07/01/39	82,624
15,340	FGLMC	4.500	07/01/39	16,335
6,051	FGLMC	4.500	07/01/39	6,429
52,035	FGLMC	5.000	07/01/39	56,373
94,976	FGLMC	5.500	07/01/39	103,168
6,673	FGLMC	4.500	08/01/39	7,108
15,679	FGLMC	5.000	08/01/39	16,986
135,473	FGLMC	4.000	09/01/39	141,479
412,447	FGLMC	5.000	09/01/39	446,355
138,367	FGLMC	5.000	09/01/39	149,876
1,379	FGLMC	5.500	09/01/39	1,475
169,873	FGLMC	6.500	09/01/39	185,809
51,663	FGLMC	4.500	10/01/39	55,027
41,058	FGLMC	4.500	10/01/39	43,448
28,686	FGLMC	4.500	10/01/39	30,555
28,025	FGLMC	5.000	10/01/39	30,354
10,028	FGLMC	4.000	11/01/39	10,453
34,043	FGLMC	4.500	11/01/39	36,259
13,391	FGLMC	5.000	11/01/39	14,508
36,567	FGLMC	4.500	12/01/39	38,942
73,189	FGLMC	4.500	12/01/39	77,934
27,864	FGLMC	4.500	12/01/39	29,596
85,523	FGLMC	4.500	12/01/39	89,961
59,897	FGLMC	5.500	12/01/39	66,061
116

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$92,711	FGLMC	4.500%	01/01/40	$98,729
7,507	FGLMC	5.000	01/01/40	8,132
10,189	FGLMC	5.500	01/01/40	11,233
26,870	FGLMC	5.500	03/01/40	29,633
305,182	FGLMC	4.000	04/01/40	319,498
15,848	FGLMC	4.500	04/01/40	16,879
48,033	FGLMC	4.500	04/01/40	51,162
40,861	FGLMC	5.000	04/01/40	44,268
85,953	FGLMC	5.000	04/01/40	92,398
325,115	FGLMC	6.000	04/01/40	363,165
881,073	FGLMC	4.500	05/01/40	938,434
350,497	FGLMC	5.000	05/01/40	375,815
2,638	FGLMC	4.500	06/01/40	2,791
284,106	FGLMC	5.500	06/01/40	313,296
431,798	FGLMC	4.500	07/01/40	459,781
7,700	FGLMC	4.500	08/01/40	8,200
77,321	FGLMC	5.000	08/01/40	83,748
205,402	FGLMC	5.000	08/01/40	222,470
20,963	FGLMC	5.000	08/01/40	22,706
1,348,667	FGLMC	5.500	08/01/40	1,486,802
105,729	FGLMC	4.000	09/01/40	110,679
1,413,140	FGLMC	4.000	11/01/40	1,475,901
918,030	FGLMC	4.000	12/01/40	960,947
126,217	FGLMC	3.500	01/01/41	128,828
217,216	FGLMC	3.500	01/01/41	221,711
126,168	FGLMC	4.000	01/01/41	132,076
131,495	FGLMC	3.500	02/01/41	134,217
457,104	FGLMC	4.000	02/01/41	476,212
156,313	FGLMC	4.000	02/01/41	163,248
829,645	FGLMC	4.000	04/01/41	868,469
152,050	FGLMC	4.500	04/01/41	161,911
32,672	FGLMC	5.000	04/01/41	35,377
132,090	FGLMC	4.500	05/01/41	140,334
165,969	FGLMC	4.500	06/01/41	176,727
372,090	FGLMC	3.500	10/01/41	378,784
360,551	FGLMC	5.000	10/01/41	390,404
530,303	FGLMC	3.500	11/01/41	541,300
213,864	FGLMC	4.500	12/01/41	227,692
1,761,818	FGLMC	3.500	01/01/42	1,798,505
517,896	FGLMC	3.500	02/01/42	528,680
575,323	FGLMC	3.500	04/01/42	587,227
1,428,793	FGLMC	4.000	05/01/42	1,495,211
4,579,900	FGLMC	4.500	05/01/42	4,872,448
1,001,392	FGLMC	3.500	07/01/42	1,022,142
212,220	FGLMC	3.000	08/01/42	212,166
1,578,518	FGLMC	3.000	10/01/42	1,577,958
1,089,705	FGLMC	3.000	10/01/42	1,089,431
474,484	FGLMC	3.500	12/01/42	484,349
1,656,416	FGLMC	2.500	01/01/43	1,599,916
3,141,598	FGLMC	3.000	01/01/43	3,139,837
4,687,221	FGLMC	3.000	04/01/43	4,683,145
12,370,470	FGLMC	3.000	04/01/43	12,359,707
1,373,448	FGLMC	3.500	05/01/43	1,401,980
1,932,564	FGLMC	3.000	08/01/43	1,930,086
1,389,205	FGLMC	3.000	08/01/43	1,387,424
117

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$1,407,484	FGLMC	3.500%	08/01/43	$1,436,739
600,939	FGLMC	4.500	10/01/43	641,390
703,506	FGLMC	4.000	11/01/43	734,899
1,309,902	FGLMC	3.500	02/01/44	1,337,097
1,067,727	FGLMC	4.000	02/01/44	1,115,351
7,903,837	FGLMC	4.000	02/01/44	8,256,361
476,279	FGLMC	4.000	04/01/44	496,993
620,256	FGLMC	4.500	05/01/44	660,780
1,086,892	FGLMC	4.000	06/01/44	1,133,724
1,651,293	FGLMC	4.000	08/01/44	1,722,440
1,214,581	FGLMC	3.500	09/01/44	1,239,632
1,695,530	FGLMC	3.500	11/01/44	1,725,671
2,443,315	FGLMC	3.500	12/01/44	2,490,943
1,382,675	FGLMC	3.500	01/01/45	1,416,825
2,822,274	FGLMC	3.000	02/01/45	2,807,699
3,529,242	FGLMC	3.500	03/01/45	3,597,405
2,192,415	FGLMC	4.000	03/01/45	2,289,280
1,367,047	FGLMC	3.000	04/01/45	1,359,978
2,862,363	FGLMC	3.500	04/01/45	2,913,968
7,502,595	FGLMC	3.500	07/01/45	7,638,749
5,774,949	FGLMC	4.500	07/01/45	6,099,430
15,731,910	FGLMC	3.000	08/01/45	15,689,770
12,388,118	FGLMC	3.500	10/01/45	12,634,601
2,313,800	FGLMC	4.000	11/01/45	2,409,932
4,295,318	FGLMC	3.500	12/01/45	4,368,308
9,898,408	FGLMC	3.000	03/01/46	9,816,674
3,231,173	FGLMC	3.500	03/01/46	3,286,055
1,678,702	FGLMC	4.000	03/01/46	1,746,198
7,239,497	FGLMC	3.000	04/01/46	7,202,103
7,400,903	FGLMC	3.500	05/01/46	7,582,629
5,741,584	FGLMC	3.500	08/01/46	5,858,756
10,861,538	FGLMC	3.000	09/01/46	10,835,360
4,637,342	FGLMC	4.000	09/01/46	4,802,138
3,917,859	FGLMC	3.000	11/01/46	3,902,412
13,389,802	FGLMC	3.000	11/01/46	13,261,626
4,596,346	FGLMC	3.000	11/01/46	4,568,773
2,790,849	FGLMC	3.000	12/01/46	2,772,397
3,685,545	FGLMC	3.500	12/01/46	3,740,535
6,501,304	FGLMC	3.000	02/01/47	6,456,963
2,173,236	FGLMC	3.500	02/01/47	2,208,492
1,860,152	FGLMC	4.000	02/01/47	1,927,595
2,963,859	FGLMC	3.500	05/01/47	2,996,631
2,348,692	FGLMC	3.000	08/01/47	2,337,586
3,038,048	FGLMC	3.000	11/01/47	2,998,149
4,776,337	FGLMC	3.000	12/01/47	4,715,260
14,561,357	FGLMC	3.000	01/01/48	14,440,954
5,159,461	FGLMC	3.000	02/01/48	5,091,790
3,993,145	FGLMC	3.500	03/01/48	4,043,052
3,346,177	FGLMC	3.500	05/01/48	3,378,430
2,678,932	FGLMC	4.000	05/01/48	2,755,642
3,663,792	FGLMC	3.500	07/01/48	3,696,401
4,018,789	FGLMC	4.000	07/01/48	4,122,718
7,350,400	FGLMC	4.000	08/01/48	7,536,008
1,469,490	FGLMC	4.500	09/01/48	1,525,048
5,753,234	FGLMC	4.000	10/01/48	5,885,670
118

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$3,594,391	FGLMC	4.500%	12/01/48	$3,734,503
1,989,318	FGLMC	4.500	02/01/49	2,070,061
4,663,913	FGLMC	3.500	05/01/49	4,692,674
264	Federal National Mortgage Association (FNMA)	5.500	10/01/22	265
200	FNMA	6.000	10/01/22	201
63	FNMA	5.000	03/01/23	64
2,994	FNMA	4.500	06/01/23	3,064
492	FNMA	5.000	06/01/23	501
758	FNMA	5.500	06/01/23	804
490	FNMA	5.000	07/01/23	500
7,070	FNMA	5.000	07/01/23	7,206
781	FNMA	5.500	08/01/23	791
1,867	FNMA	5.000	11/01/23	1,962
2	FNMA	5.500	11/01/23	2
181	FNMA	5.500	01/01/24	182
2,371	FNMA	5.500	02/01/24	2,516
9,657	FNMA	4.000	03/01/24	9,921
782	FNMA	4.500	04/01/24	802
42,562	FNMA	4.000	05/01/24	43,726
11,734	FNMA	4.000	05/01/24	12,055
1,060	FNMA	4.000	06/01/24	1,089
1,372	FNMA	4.500	07/01/24	1,406
1,577	FNMA	5.500	07/01/24	1,673
35	FNMA	8.000	07/01/24	37
8,661	FNMA	4.500	08/01/24	8,912
6,797	FNMA	4.000	09/01/24	6,984
31,390	FNMA	4.000	09/01/24	32,262
3,362	FNMA	4.500	09/01/24	3,448
83,263	FNMA	4.500	10/01/24	85,529
4,918	FNMA	5.000	01/01/25	5,175
6,167	FNMA	4.500	02/01/25	6,337
41,417	FNMA	4.500	03/01/25	42,502
494	FNMA	4.500	03/01/25	506
21,730	FNMA	5.000	03/01/25	22,865
32,553	FNMA	4.500	04/01/25	33,465
11,350	FNMA	4.500	04/01/25	11,637
161,640	FNMA	4.000	05/01/25	166,143
66,343	FNMA	4.000	06/01/25	68,201
34,083	FNMA	4.500	06/01/25	35,025
19,585	FNMA	4.000	08/01/25	20,136
10,022	FNMA	5.500	08/01/25	10,754
61,124	FNMA	3.500	09/01/25	62,406
80,106	FNMA	4.000	09/01/25	82,310
146,239	FNMA	3.500	10/01/25	149,364
120,763	FNMA	3.500	10/01/25	123,308
55,465	FNMA	5.000	10/01/25	58,328
88,560	FNMA	4.000	11/01/25	91,086
127,401	FNMA	3.500	12/01/25	130,122
616,452	FNMA	3.500	02/01/26	629,907
99,398	FNMA	3.500	02/01/26	101,560
31,143	FNMA	4.000	03/01/26	32,067
94,622	FNMA	4.000	06/01/26	97,569
86,854	FNMA	3.500	08/01/26	88,737
66,121	FNMA	3.500	09/01/26	67,575
35,942	FNMA	4.000	09/01/26	37,026
119

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$121,146	FNMA	3.500%	10/01/26	$123,817
2,508	FNMA	6.000	10/01/26	2,675
160,138	FNMA	3.000	11/01/26	161,573
138,516	FNMA	3.000	12/01/26	139,841
381,952	FNMA	3.000	01/01/27	385,088
358,741	FNMA	4.000	01/01/27	368,759
270,312	FNMA	3.500	02/01/27	277,412
488,385	FNMA	3.000	04/01/27	493,442
308,516	FNMA	3.000	04/01/27	311,647
178,952	FNMA	3.500	05/01/27	183,669
205,907	FNMA	2.500	06/01/27	204,021
633,801	FNMA	3.000	06/01/27	640,373
236,094	FNMA	2.500	07/01/27	233,928
522,045	FNMA	2.500	09/01/27	517,253
6,998	FNMA	5.500	09/01/27	7,432
845,077	FNMA	2.500	10/01/27	837,264
550,546	FNMA	3.000	11/01/27	556,186
1,120	FNMA	5.500	01/01/28	1,197
2,221,840	FNMA	2.500	02/01/28	2,201,468
1,726,816	FNMA	2.500	02/01/28	1,710,978
842	FNMA	5.000	02/01/28	891
1,286,362	FNMA	2.500	04/01/28	1,274,548
1,872,685	FNMA	2.500	04/01/28	1,855,483
5,087	FNMA	5.500	06/01/28	5,416
528,087	FNMA	2.500	07/01/28	523,238
1,076,692	FNMA	2.500	08/01/28	1,066,802
1,221,439	FNMA	3.000	10/01/28	1,234,116
846	FNMA	5.500	11/01/28	900
5	FNMA	7.500	01/01/29	6
1,724,723	FNMA	3.000	03/01/29	1,742,607
6,896	FNMA	4.000	03/01/29	7,043
6,556,419	FNMA	3.000	04/01/29	6,624,480
25,642	FNMA	4.500	04/01/29	26,582
18,802	FNMA	4.000	05/01/29	19,200
9,848	FNMA	4.500	06/01/29	10,208
3,527	FNMA	4.000	07/01/29	3,619
66,991	FNMA	4.500	08/01/29	69,444
8,301,143	FNMA	3.500	09/01/29	8,515,321
13,243	FNMA	4.500	09/01/29	13,723
12,712	FNMA	4.500	11/01/29	13,188
3,760	FNMA	4.500	01/01/30	3,898
947,279	FNMA	2.500	02/01/30	938,565
8,608	FNMA	4.000	03/01/30	8,791
3,759	FNMA	4.500	05/01/30	3,897
5,263	FNMA	4.500	06/01/30	5,457
2,351,606	FNMA	3.000	07/01/30	2,376,079
48,251	FNMA	4.500	08/01/30	50,027
10,956	FNMA	4.000	09/01/30	11,270
71,565	FNMA	4.000	10/01/30	73,608
602,408	FNMA	4.000	11/01/30	619,692
109,292	FNMA	4.000	11/01/30	112,421
24,060	FNMA	4.500	12/01/30	25,006
2,073,021	FNMA	3.000	02/01/31	2,094,572
33,631	FNMA	3.500	02/01/31	34,214
37,588	FNMA	4.000	02/01/31	38,668
120

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$412	FNMA	7.500%	03/01/31	$456
2,512,235	FNMA	2.500	04/01/31	2,486,641
102,458	FNMA	3.500	04/01/31	102,738
12,062	FNMA	4.000	04/01/31	12,408
2,388,830	FNMA	3.000	05/01/31	2,413,727
1,195	FNMA	6.000	05/01/31	1,321
2,805,661	FNMA	2.500	06/01/31	2,777,077
573,330	FNMA	4.500	07/01/31	609,829
64,164	FNMA	4.500	07/01/31	66,691
366,652	FNMA	4.000	08/01/31	379,861
3,642,959	FNMA	2.500	09/01/31	3,605,845
1,890,739	FNMA	3.000	09/01/31	1,910,471
23,041	FNMA	4.000	09/01/31	23,872
268	FNMA	6.500	09/01/31	288
13,258	FNMA	6.000	11/01/31	14,673
1,781	FNMA	6.500	11/01/31	1,945
3,860,183	FNMA	2.500	12/01/31	3,820,856
653,942	FNMA	3.500	01/01/32	662,189
4,377	FNMA	6.000	01/01/32	4,844
474	FNMA	6.000	01/01/32	504
269,879	FNMA	3.500	02/01/32	273,282
3,062	FNMA	6.000	02/01/32	3,359
2,514,039	FNMA	3.000	03/01/32	2,540,201
14,435	FNMA	6.500	04/01/32	15,827
8,824,432	FNMA	3.000	06/01/32	8,916,211
26,036	FNMA	6.500	07/01/32	28,064
5,129	FNMA	6.500	08/01/32	5,576
301,946	FNMA	3.000	09/01/32	300,767
4,692	FNMA	7.500	09/01/32	4,780
907,706	FNMA	3.000	10/01/32	898,563
25,618	FNMA	5.500	10/01/32	27,796
6,228	FNMA	6.000	11/01/32	6,890
5,702,690	FNMA	3.000	12/01/32	5,762,091
7,459	FNMA	5.500	12/01/32	8,063
396	FNMA	5.500	12/01/32	421
11,080	FNMA	6.000	12/01/32	12,076
58,572	FNMA	5.500	01/01/33	63,975
144,356	FNMA	6.000	01/01/33	159,674
53,981	FNMA	5.000	02/01/33	58,328
2,914	FNMA	5.000	02/01/33	3,078
661,112	FNMA	3.000	04/01/33	659,683
769,109	FNMA	3.500	04/01/33	778,792
3,164	FNMA	6.000	04/01/33	3,481
3,939,809	FNMA	3.500	05/01/33	4,043,489
397,785	FNMA	5.500	05/01/33	430,197
23,158	FNMA	5.000	06/01/33	25,040
44,246	FNMA	5.500	06/01/33	48,374
6,761	FNMA	4.500	07/01/33	7,038
28,890	FNMA	5.000	07/01/33	31,239
39,038	FNMA	4.500	08/01/33	40,911
3,566	FNMA	4.500	08/01/33	3,697
8,447	FNMA	5.000	08/01/33	9,138
22,231	FNMA	5.500	09/01/33	23,624
60,731	FNMA	5.500	09/01/33	64,577
6,448	FNMA	6.000	09/01/33	6,938
121

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$62,789	FNMA	4.500%	10/01/33	$66,799
10,940	FNMA	5.000	10/01/33	11,832
5,106	FNMA	5.000	10/01/33	5,401
102,522	FNMA	5.500	10/01/33	109,807
227,675	FNMA	5.500	10/01/33	248,970
3,053	FNMA	4.500	11/01/33	3,246
12,916	FNMA	5.000	11/01/33	13,970
873,642	FNMA	5.000	11/01/33	944,909
96,561	FNMA	5.000	12/01/33	104,322
119,648	FNMA	5.500	12/01/33	130,020
1,251,762	FNMA	3.000	01/01/34	1,246,489
39,107	FNMA	5.000	02/01/34	41,469
172,430	FNMA	6.000	02/01/34	186,413
9,770	FNMA	5.000	03/01/34	10,555
3,974	FNMA	5.000	03/01/34	4,293
231,537	FNMA	5.000	03/01/34	250,237
5,036	FNMA	5.000	03/01/34	5,438
11,454	FNMA	5.000	03/01/34	12,155
3,416	FNMA	5.000	03/01/34	3,691
30,834	FNMA	5.000	04/01/34	33,343
35,113	FNMA	5.500	04/01/34	38,086
16,488	FNMA	4.500	05/01/34	17,438
7,020	FNMA	4.500	05/01/34	7,409
8,107	FNMA	5.500	07/01/34	8,877
12,468	FNMA	5.500	07/01/34	13,652
12,066	FNMA	7.000	07/01/34	13,067
92,183	FNMA	5.000	08/01/34	99,663
10,234	FNMA	5.000	08/01/34	11,055
55,445	FNMA	6.000	08/01/34	60,922
9,992	FNMA	6.000	08/01/34	11,045
10,016,040	FNMA	3.500	09/01/34	10,260,421
197,027	FNMA	5.500	09/01/34	215,699
7,307,783	FNMA	2.500	11/01/34	7,233,332
1,818	FNMA	5.500	11/01/34	1,989
8,631	FNMA	6.000	11/01/34	9,213
10,592,707	FNMA	2.500	12/01/34	10,484,790
15,581,910	FNMA	3.000	12/01/34	15,707,131
2,936	FNMA	5.000	12/01/34	3,174
1,806	FNMA	5.500	12/01/34	1,977
8,954	FNMA	6.000	12/01/34	9,703
269,449	FNMA	4.500	01/01/35	286,415
21,213	FNMA	5.500	01/01/35	22,681
8,479,150	FNMA	3.500	02/01/35	8,691,318
579,350	FNMA	5.500	02/01/35	634,188
25,857	FNMA	5.500	02/01/35	28,307
6,759,100	FNMA	2.500	03/01/35	6,690,240
73,496	FNMA	5.500	04/01/35	78,138
24,947	FNMA	6.000	04/01/35	27,269
24,018	FNMA	6.000	04/01/35	26,038
8,645,840	FNMA	2.500	05/01/35	8,557,758
7,865,793	FNMA	3.000	05/01/35	7,930,702
33,568	FNMA	6.000	05/01/35	36,900
9,673	FNMA	5.000	06/01/35	10,454
122

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$1,472	i	FNMA	LIBOR 12 M + 1.570%	1.820%	07/01/35	$1,478
29,501		FNMA		5.000	07/01/35	31,903
2,397,895		FNMA		3.000	08/01/35	2,392,729
59,900		FNMA		4.500	08/01/35	63,689
66,180		FNMA		5.000	08/01/35	71,568
42,239		FNMA		5.000	08/01/35	45,683
2,227		FNMA		4.500	09/01/35	2,363
2,715		FNMA		4.500	09/01/35	2,888
7,297		FNMA		5.500	09/01/35	7,988
8,672,260		FNMA		2.500	10/01/35	8,583,909
20,347		FNMA		5.000	10/01/35	21,424
91,506		FNMA		5.500	10/01/35	99,285
18,770,945		FNMA		1.500	11/01/35	17,824,186
17,590,874		FNMA		2.000	11/01/35	17,105,420
9,421,102		FNMA		2.500	11/01/35	9,325,122
66,272		FNMA		5.500	11/01/35	71,654
7,153,644		FNMA		2.000	12/01/35	6,956,223
24,836,720		FNMA		1.500	01/01/36	23,576,360
3,067,355		FNMA		3.500	01/01/36	3,105,726
30,126	i	FNMA	LIBOR 12 M + 1.535%	1.941	02/01/36	30,173
201,566		FNMA		5.000	02/01/36	218,070
16,892,977		FNMA		1.500	03/01/36	16,035,296
83,435,093		FNMA		2.000	03/01/36	81,129,284
88,138		FNMA		6.000	03/01/36	98,341
8,703,176		FNMA		1.500	04/01/36	8,261,240
9,115,964		FNMA		1.000	05/01/36	8,363,934
26,633,230		FNMA		1.500	05/01/36	25,289,055
47,819,359		FNMA		2.000	05/01/36	46,498,111
1,036,711		FNMA		3.500	05/01/36	1,054,911
1,355		FNMA		5.000	05/01/36	1,465
134,489		FNMA		6.000	06/01/36	150,106
16,180	i	FNMA	LIBOR 12 M + 1.595%	1.845	07/01/36	16,210
18,004,771		FNMA		2.000	07/01/36	17,507,274
8,525		FNMA		6.000	07/01/36	9,263
36,667		FNMA		6.500	07/01/36	39,362
7,672,800		FNMA		3.000	08/01/36	7,656,260
50,603		FNMA		5.500	08/01/36	53,765
92,469		FNMA		6.500	08/01/36	101,670
14,169,543		FNMA		1.500	09/01/36	13,450,006
18,587,231		FNMA		2.000	09/01/36	18,073,451
18,158,809		FNMA		2.500	09/01/36	17,973,811
1,258,255		FNMA		3.000	09/01/36	1,255,543
7,381		FNMA		5.500	09/01/36	8,079
2,569		FNMA		6.500	09/01/36	2,804
8,829		FNMA		6.500	09/01/36	9,689
11,986		FNMA		6.000	10/01/36	13,386
29,003,250		FNMA		1.500	11/01/36	27,529,754
19,151,253		FNMA		2.000	11/01/36	18,621,474
2,751,409		FNMA		3.000	11/01/36	2,745,477
6,143		FNMA		6.500	11/01/36	6,664
36,040		FNMA		6.000	12/01/36	40,244
12,266,867		FNMA		1.500	01/01/37	11,643,759
12,229,935		FNMA		2.000	01/01/37	11,891,740
6,368	i	FNMA	LIBOR 12 M + 1.754%	2.089	01/01/37	6,384
14,854		FNMA		5.500	01/01/37	16,209
123

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$4,940,387		FNMA		1.500%	02/01/37	$4,689,528
598	i	FNMA	LIBOR 6 M + 1.460%	1.786	02/01/37	608
110,707		FNMA		5.500	02/01/37	118,529
5,735		FNMA		6.000	02/01/37	6,312
11,159		FNMA		7.000	02/01/37	12,007
39,767,486		FNMA		2.000	03/01/37	38,667,598
2,414	i	FNMA	LIBOR 12 M + 1.809%	2.282	03/01/37	2,419
962		FNMA		5.000	03/01/37	1,038
39,440		FNMA		6.500	03/01/37	44,058
42,884		FNMA		6.500	03/01/37	47,202
10,000,000		FNMA		2.500	04/01/37	9,887,500
23,739		FNMA		7.000	04/01/37	26,388
42,769		FNMA		5.000	05/01/37	46,114
1,394		FNMA		7.000	05/01/37	1,456
5,827	i	FNMA	LIBOR 12 M + 1.782%	2.082	06/01/37	5,837
7,990		FNMA		5.500	06/01/37	8,737
10,652		FNMA		5.500	08/01/37	11,665
5,181		FNMA		6.000	08/01/37	5,780
14,077		FNMA		5.500	09/01/37	14,968
18,223		FNMA		6.000	09/01/37	19,973
34,614		FNMA		6.000	09/01/37	38,258
21,190		FNMA		6.000	09/01/37	23,640
61,947		FNMA		6.000	09/01/37	67,889
79,091		FNMA		6.000	09/01/37	87,929
12,267		FNMA		6.500	09/01/37	13,169
4,020		FNMA		6.500	09/01/37	4,315
11,021	i	FNMA	DGS1 + 2.275%	2.400	10/01/37	11,022
6,529		FNMA		6.500	10/01/37	7,146
7,736,536		FNMA		3.500	11/01/37	7,818,160
64,085		FNMA		5.500	11/01/37	70,614
139,276		FNMA		6.000	11/01/37	155,441
2,623		FNMA		7.000	11/01/37	2,685
2,399,380		FNMA		3.000	12/01/37	2,407,397
2,598,541		FNMA		4.000	01/01/38	2,684,337
484		FNMA		6.500	01/01/38	519
35,557		FNMA		5.500	02/01/38	38,993
25,213		FNMA		6.500	02/01/38	27,067
10,194		FNMA		7.000	02/01/38	11,516
7,533	i	FNMA	LIBOR 12 M + 1.770%	2.145	03/01/38	7,531
3,192		FNMA		5.000	03/01/38	3,425
1,595		FNMA		5.000	03/01/38	1,711
7,525		FNMA		5.500	03/01/38	8,290
2,996		FNMA		6.000	03/01/38	3,369
4,843		FNMA		6.500	03/01/38	5,308
9,291		FNMA		6.500	03/01/38	9,974
4,825		FNMA		6.500	03/01/38	5,276
97,025		FNMA		5.500	04/01/38	105,778
126,282		FNMA		6.000	04/01/38	140,993
12,046		FNMA		4.500	05/01/38	12,579
422,964		FNMA		5.000	05/01/38	457,498
81,380		FNMA		5.000	05/01/38	87,260
294,728		FNMA		6.000	06/01/38	328,811
519,428		FNMA		6.500	06/01/38	571,187
103,943		FNMA		6.000	07/01/38	116,110
903	i	FNMA	LIBOR 12 M + 1.603%	1.853	08/01/38	937
315,237		FNMA		6.000	09/01/38	352,140
124

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$10,028	i	FNMA	LIBOR 12 M + 1.321%	1.571%	10/01/38	$10,042
614		FNMA		6.000	10/01/38	658
4,899		FNMA		5.500	11/01/38	5,373
1,654		FNMA		5.000	12/01/38	1,784
283,302		FNMA		5.500	12/01/38	308,294
32,598		FNMA		4.500	01/01/39	34,588
29,938		FNMA		5.000	01/01/39	32,117
1,141,912		FNMA		5.000	01/01/39	1,217,614
60,136		FNMA		5.500	01/01/39	66,062
173,331		FNMA		5.500	01/01/39	191,076
12,018		FNMA		6.000	01/01/39	13,309
1,393		FNMA		6.000	01/01/39	1,486
51,859		FNMA		4.500	02/01/39	55,169
178,519		FNMA		4.500	02/01/39	189,905
81,753		FNMA		4.500	02/01/39	86,534
3,824		FNMA		5.500	02/01/39	4,215
173,100		FNMA		4.000	04/01/39	180,180
7,969		FNMA		5.500	04/01/39	8,707
337,243		FNMA		4.500	05/01/39	358,812
53,598		FNMA		4.500	05/01/39	56,609
164,542		FNMA		4.500	06/01/39	175,003
58,420		FNMA		4.500	06/01/39	62,142
141,590		FNMA		5.500	06/01/39	155,908
3,590	i	FNMA	LIBOR 12 M + 1.835%	2.085	07/01/39	3,762
35,519		FNMA		4.500	07/01/39	37,683
41,171		FNMA		4.500	07/01/39	43,794
3,499		FNMA		5.000	07/01/39	3,787
5,972	i	FNMA	LIBOR 12 M + 1.650%	1.900	08/01/39	6,015
4,957	i	FNMA	LIBOR 12 M + 1.690%	1.940	08/01/39	5,157
585,629		FNMA		4.000	08/01/39	611,041
97,920		FNMA		4.000	08/01/39	102,407
9,003		FNMA		4.500	08/01/39	9,580
418,920		FNMA		4.500	08/01/39	444,589
116,131		FNMA		4.500	08/01/39	123,213
427,169		FNMA		5.000	08/01/39	459,917
4,013		FNMA		5.000	08/01/39	4,340
223,021		FNMA		4.000	09/01/39	233,255
21,650		FNMA		5.000	09/01/39	23,427
102,935		FNMA		5.500	09/01/39	113,480
66,408		FNMA		6.000	09/01/39	74,182
230,134		FNMA		6.500	10/01/39	260,364
10,989		FNMA		5.000	11/01/39	11,863
243,988		FNMA		4.000	12/01/39	255,181
32,725		FNMA		4.500	12/01/39	34,733
887,865		FNMA		4.500	12/01/39	944,540
55,312		FNMA		4.500	12/01/39	58,687
8,413	i	FNMA	LIBOR 12 M + 1.815%	2.161	01/01/40	8,714
20,453		FNMA		4.500	01/01/40	21,762
22,290		FNMA		5.000	01/01/40	24,124
144,380		FNMA		6.000	02/01/40	161,283
6,476,306		FNMA		2.500	03/01/40	6,258,665
178,023		FNMA		4.500	03/01/40	189,389
91,879		FNMA		4.500	03/01/40	97,731
7,979		FNMA		5.000	03/01/40	8,635
8,247,598		FNMA		2.500	04/01/40	7,970,313
125

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$8,684,367		FNMA		3.000%	04/01/40	$8,597,400
8,810		FNMA		4.500	04/01/40	9,373
288,206		FNMA		5.000	04/01/40	310,250
215,386		FNMA		5.000	04/01/40	233,151
24,342	i	FNMA	LIBOR 12 M + 1.793%	2.087	05/01/40	25,409
17,539	i	FNMA	LIBOR 12 M + 1.864%	2.114	05/01/40	17,822
36,489	i	FNMA	LIBOR 12 M + 1.838%	2.166	05/01/40	37,873
13,188		FNMA		4.500	05/01/40	13,961
7,453,699		FNMA		2.500	06/01/40	7,191,383
18,985		FNMA		4.500	07/01/40	20,096
20,860		FNMA		4.500	07/01/40	22,190
27,229		FNMA		5.000	07/01/40	29,477
165,953		FNMA		4.500	08/01/40	176,435
239,665		FNMA		4.500	08/01/40	254,787
177,548		FNMA		5.000	08/01/40	191,369
396,605		FNMA		4.500	09/01/40	422,035
173,365		FNMA		4.500	09/01/40	184,421
401,583		FNMA		6.000	09/01/40	448,231
57,801		FNMA		3.500	10/01/40	58,949
249,851		FNMA		4.000	10/01/40	261,337
517,560		FNMA		4.000	10/01/40	537,147
447,360		FNMA		4.500	10/01/40	475,997
497,565		FNMA		3.500	11/01/40	507,451
530,853		FNMA		4.000	11/01/40	555,275
580,640		FNMA		4.000	11/01/40	607,167
319,946		FNMA		4.000	11/01/40	333,872
63,136		FNMA		4.500	11/01/40	67,177
15,760,643		FNMA		2.000	12/01/40	14,793,467
25,080	i	FNMA	LIBOR 12 M + 1.823%	2.073	12/01/40	25,099
170,162		FNMA		4.000	12/01/40	177,786
1,459,137		FNMA		4.500	12/01/40	1,551,787
16,503		FNMA		3.500	01/01/41	16,831
5,270,421		FNMA		1.500	02/01/41	4,777,784
12,925,497		FNMA		2.000	02/01/41	12,131,296
22,696	i	FNMA	LIBOR 12 M + 1.810%	2.172	02/01/41	23,501
76,880		FNMA		3.500	02/01/41	78,406
483,160		FNMA		4.000	02/01/41	505,270
470,742		FNMA		4.000	03/01/41	492,448
18,076,760		FNMA		2.000	04/01/41	16,965,580
354,426		FNMA		4.500	04/01/41	376,893
379,302		FNMA		4.500	05/01/41	400,942
93,172		FNMA		4.500	05/01/41	99,124
222,797		FNMA		4.500	06/01/41	236,461
46,527	i	FNMA	LIBOR 12 M + 1.783%	2.035	07/01/41	48,432
311,205		FNMA		4.500	07/01/41	331,148
14,097,189		FNMA		2.000	08/01/41	13,229,380
24,096,454		FNMA		1.500	09/01/41	21,842,787
4,790,946		FNMA		2.000	09/01/41	4,495,934
690,237		FNMA		4.000	09/01/41	720,240
436,230		FNMA		4.500	09/01/41	462,961
179,325		FNMA		5.500	09/01/41	196,303
14,555,186		FNMA		1.500	10/01/41	13,192,588
9,651,458		FNMA		2.000	10/01/41	9,057,144
27,179	i	FNMA	LIBOR 12 M + 1.815%	2.065	10/01/41	27,782
14,657,042		FNMA		2.000	11/01/41	13,754,500
224,521		FNMA		3.500	11/01/41	229,032
126

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$270,849		FNMA		3.500%	11/01/41	$276,291
109,780	i	FNMA	LIBOR 12 M + 1.750%	2.000	12/01/41	113,512
10,619,096		FNMA		3.500	12/01/41	10,821,368
1,654,438		FNMA		3.500	12/01/41	1,687,625
290,908		FNMA		4.000	12/01/41	303,245
14,776,312		FNMA		2.500	01/01/42	14,284,306
774,599		FNMA		3.500	03/01/42	788,817
531,620		FNMA		4.000	03/01/42	555,783
1,864,202		FNMA		3.500	04/01/42	1,901,644
732,567		FNMA		3.500	04/01/42	746,013
684,248		FNMA		4.500	04/01/42	727,620
723,184		FNMA		5.000	04/01/42	782,457
482,942		FNMA		4.000	05/01/42	504,946
507,344		FNMA		5.000	05/01/42	544,247
573,680		FNMA		3.000	06/01/42	573,141
2,217,121		FNMA		3.500	06/01/42	2,257,655
1,826,672		FNMA		4.000	06/01/42	1,910,839
1,307,254		FNMA		4.000	06/01/42	1,367,812
3,315,848		FNMA		3.500	07/01/42	3,376,480
702,461		FNMA		4.500	07/01/42	741,693
756,438		FNMA		3.500	08/01/42	771,624
1,198,140		FNMA		3.000	09/01/42	1,197,421
1,549,478		FNMA		3.500	09/01/42	1,580,521
8,398,350		FNMA		4.500	09/01/42	8,927,722
2,831,295		FNMA		3.000	10/01/42	2,823,065
707,988		FNMA		3.500	10/01/42	720,937
1,307,165		FNMA		2.500	01/01/43	1,261,795
3,927,561		FNMA		3.000	01/01/43	3,899,066
4,775,129		FNMA		3.000	02/01/43	4,759,492
13,037,893		FNMA		3.000	04/01/43	13,035,586
9,154,597		FNMA		3.000	04/01/43	9,122,911
1,098,999		FNMA		3.000	04/01/43	1,097,404
3,096,905		FNMA		3.000	04/01/43	3,092,408
95,813	i	FNMA	LIBOR 12 M + 1.695%	1.945	06/01/43	99,001
3,095,452		FNMA		3.000	06/01/43	3,089,694
24,069	i	FNMA	LIBOR 12 M + 1.550%	1.800	07/01/43	24,495
2,889,002		FNMA		3.000	07/01/43	2,883,038
7,303,260		FNMA		3.500	07/01/43	7,449,435
2,124,092		FNMA		3.500	07/01/43	2,162,924
2,626,870		FNMA		3.000	08/01/43	2,617,062
1,418,645		FNMA		4.000	08/01/43	1,482,036
2,226,926		FNMA		3.000	09/01/43	2,218,197
2,542,065		FNMA		3.500	09/01/43	2,592,919
2,227,043		FNMA		3.500	10/01/43	2,271,681
213,114		FNMA		4.500	10/01/43	226,618
586,555		FNMA		4.000	11/01/43	612,288
1,380,194		FNMA		4.000	11/01/43	1,439,207
431,707		FNMA		4.500	12/01/43	460,340
1,491,901		FNMA		4.500	12/01/43	1,587,842
1,559,136		FNMA		4.000	01/01/44	1,627,536
22,215,655		FNMA		4.000	03/01/44	23,103,242
962,595		FNMA		4.000	05/01/44	1,002,667
927,260		FNMA		4.000	07/01/44	967,512
994,743		FNMA		4.000	07/01/44	1,034,668
705,631		FNMA		3.500	09/01/44	719,034
904,322		FNMA		4.000	09/01/44	942,486
127

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$2,325,941	FNMA	3.500%	10/01/44	$2,372,091
6,283,811	FNMA	5.000	11/01/44	6,798,909
918,944	FNMA	4.000	12/01/44	958,739
2,160,020	FNMA	3.000	01/01/45	2,153,402
7,531,604	FNMA	3.000	01/01/45	7,518,455
9,225,882	FNMA	3.500	01/01/45	9,401,305
3,655,226	FNMA	3.500	02/01/45	3,719,133
2,385,890	FNMA	3.000	04/01/45	2,371,998
3,360,134	FNMA	3.500	05/01/45	3,415,501
3,773,350	FNMA	3.500	07/01/45	3,844,958
4,197,761	FNMA	4.000	07/01/45	4,379,570
11,872,876	FNMA	3.500	09/01/45	12,108,502
5,611,837	FNMA	3.000	11/01/45	5,579,593
2,418,996	FNMA	3.500	11/01/45	2,454,378
7,410,968	FNMA	4.000	11/01/45	7,732,448
1,955,889	FNMA	3.500	12/01/45	1,984,467
3,259,202	FNMA	3.500	12/01/45	3,311,987
6,842,974	FNMA	3.500	12/01/45	6,970,062
9,262,514	FNMA	3.500	01/01/46	9,388,781
1,822,552	FNMA	3.500	02/01/46	1,855,004
5,132,364	FNMA	3.500	04/01/46	5,220,991
2,946,579	FNMA	4.500	05/01/46	3,098,823
2,458,897	FNMA	3.000	06/01/46	2,444,590
3,940,042	FNMA	3.500	07/01/46	4,002,905
6,615,232	FNMA	3.500	08/01/46	6,746,361
3,650,741	FNMA	4.000	08/01/46	3,788,322
3,836,415	FNMA	3.000	09/01/46	3,811,770
2,092,290	FNMA	3.500	09/01/46	2,125,876
4,724,243	FNMA	3.000	10/01/46	4,686,359
24,507,242	FNMA	3.000	11/01/46	24,310,949
2,253,747	FNMA	3.500	12/01/46	2,285,619
28,983,744	FNMA	3.000	01/01/47	28,763,846
3,638,929	FNMA	3.000	02/01/47	3,611,799
2,667,200	FNMA	4.000	02/01/47	2,759,732
5,203,145	FNMA	3.000	03/01/47	5,164,332
3,205,071	FNMA	3.500	03/01/47	3,249,530
783,405	FNMA	4.000	03/01/47	810,590
586,996	FNMA	4.500	03/01/47	614,276
4,560,585	FNMA	3.000	04/01/47	4,534,348
7,251,888	FNMA	3.000	04/01/47	7,205,173
4,285,920	FNMA	3.500	04/01/47	4,361,225
2,142,214	FNMA	3.500	05/01/47	2,180,069
4,252,456	FNMA	3.500	07/01/47	4,336,826
17,092,627	FNMA	4.000	07/01/47	17,634,335
21,988,999	FNMA	3.500	11/01/47	22,232,987
1,701,340	FNMA	4.500	11/01/47	1,780,145
2,179,830	FNMA	3.500	01/01/48	2,200,534
8,343,465	FNMA	4.000	01/01/48	8,611,643
1,236,965	FNMA	3.000	02/01/48	1,220,719
1,784,217	FNMA	3.500	02/01/48	1,805,081
12,375,035	FNMA	3.500	04/01/48	12,469,080
2,639,921	FNMA	4.000	04/01/48	2,699,128
235,920	FNMA	4.500	04/01/48	244,955
3,862,207	FNMA	3.500	06/01/48	3,899,429
6,912,172	FNMA	4.000	07/01/48	7,069,449
4,667,107	FNMA	4.500	07/01/48	4,845,905
128

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$2,577,929	FNMA	4.000%	08/01/48	$2,634,568
1,895,343	FNMA	4.000	10/01/48	1,940,067
2,853,761	FNMA	4.500	10/01/48	2,967,381
19,273,334	FNMA	3.000	11/01/48	19,138,664
5,147,328	FNMA	4.000	11/01/48	5,262,420
2,006,621	FNMA	4.500	11/01/48	2,084,143
1,901,204	FNMA	4.000	12/01/48	1,941,480
1,677,217	FNMA	4.500	01/01/49	1,739,612
4,806,121	FNMA	4.500	02/01/49	4,990,358
5,688,153	FNMA	4.000	04/01/49	5,813,671
6,298,676	FNMA	5.000	04/01/49	6,668,510
6,052,018	FNMA	3.500	07/01/49	6,085,004
21,753,123	FNMA	3.500	08/01/49	21,954,724
3,810,173	FNMA	4.000	08/01/49	3,891,030
12,538,651	FNMA	3.000	09/01/49	12,293,339
6,927,887	FNMA	3.000	12/01/49	6,805,000
15,401,176	FNMA	3.000	12/01/49	15,176,835
13,594,512	FNMA	3.000	12/01/49	13,330,056
27,188,659	FNMA	3.000	02/01/50	26,728,667
13,604,463	FNMA	3.500	02/01/50	13,666,076
17,193,240	FNMA	3.000	03/01/50	16,859,912
24,957,493	FNMA	3.000	05/01/50	24,499,743
13,804,783	FNMA	3.000	06/01/50	13,544,897
11,962,504	FNMA	4.000	06/01/50	12,229,123
14,390,385	FNMA	4.000	08/01/50	14,689,706
34,416,713	FNMA	2.500	09/01/50	32,927,802
185,191,838	FNMA	2.500	10/01/50	177,124,859
22,310,616	FNMA	1.500	11/01/50	19,955,188
110,856,238	FNMA	2.000	11/01/50	103,272,609
16,718,698	FNMA	2.500	11/01/50	15,991,494
62,874,179	FNMA	1.500	12/01/50	56,227,574
117,654,838	FNMA	2.000	12/01/50	109,597,454
10,830,904	FNMA	2.500	12/01/50	10,358,622
89,229,560	FNMA	2.000	01/01/51	83,114,724
9,180,762	FNMA	1.500	02/01/51	8,209,000
8,482,769	FNMA	2.000	02/01/51	7,898,477
109,812,440	FNMA	2.500	02/01/51	104,989,558
55,341,158	FNMA	1.500	03/01/51	49,482,082
121,238,716	FNMA	2.000	03/01/51	112,872,026
23,913,972	FNMA	1.500	04/01/51	21,382,074
145,997,195	FNMA	2.000	04/01/51	135,868,100
33,679,811	FNMA	2.500	04/01/51	32,188,847
92,808,104	FNMA	2.000	05/01/51	86,355,821
89,035,620	FNMA	2.000	06/01/51	82,819,050
53,598,077	FNMA	2.500	06/01/51	51,212,698
56,760,110	FNMA	2.000	07/01/51	52,786,505
109,821,349	FNMA	2.000	08/01/51	102,250,882
131,047,264	FNMA	2.500	08/01/51	125,201,852
48,235,467	FNMA	2.000	09/01/51	44,834,941
47,397,966	FNMA	2.500	09/01/51	45,283,762
93,151,866	FNMA	2.000	11/01/51	86,571,703
48,560,203	FNMA	2.500	11/01/51	46,394,157
98,567,378	FNMA	2.000	12/01/51	91,749,116
79,212,406	FNMA	2.000	12/01/51	73,585,857
88,283,127	FNMA	2.500	12/01/51	84,345,225
98,727,272	FNMA	2.500	01/01/52	94,323,506
129

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$108,624,947	FNMA	3.000%	01/01/52	$106,376,000
64,592,587	FNMA	2.000	02/01/52	60,004,501
19,786,157	FNMA	3.500	02/01/52	19,851,080
94,707,113	FNMA	2.500	03/01/52	90,482,667
9,967,843	FNMA	3.500	03/01/52	9,998,588
37,600,000	FNMA	2.000	04/01/52	34,900,438
42,000,000	FNMA	2.500	04/01/52	40,103,438
20,500,000	FNMA	3.000	04/01/52	20,069,180
341	Government National Mortgage Association (GNMA)	4.500	01/20/24	350
4,565	GNMA	4.000	04/15/24	4,699
272	GNMA	4.500	07/15/24	277
17,589	GNMA	4.000	08/15/24	18,110
4,853	GNMA	4.500	08/15/24	4,933
11,392	GNMA	4.000	09/15/24	11,679
3,086	GNMA	4.500	01/15/25	3,137
29,263	GNMA	4.000	08/15/25	30,141
13,920	GNMA	3.500	03/15/26	14,199
15,948	GNMA	4.000	04/15/26	16,427
17,110	GNMA	4.000	06/20/26	17,637
27,458	GNMA	3.500	11/20/26	28,064
132,466	GNMA	3.000	12/15/26	133,439
446,539	GNMA	2.500	04/20/27	437,602
336,271	GNMA	2.500	09/20/27	332,789
216	GNMA	6.500	09/15/28	231
107	GNMA	6.500	09/15/28	114
887	GNMA	6.500	11/15/28	947
166	GNMA	7.500	11/15/28	167
503,708	GNMA	3.500	11/20/28	515,663
5,359	GNMA	8.500	10/15/30	5,523
1,761	GNMA	8.500	10/20/30	1,934
219	GNMA	8.500	12/15/30	250
268	GNMA	7.000	06/20/31	294
238	GNMA	7.000	07/15/31	239
2,469,987	GNMA	3.000	08/20/32	2,480,658
98,392	GNMA	6.000	10/15/32	109,570
12,368	GNMA	5.500	12/20/32	13,695
29,724	GNMA	5.500	05/15/33	31,809
3,422	GNMA	5.000	07/15/33	3,695
13,169	GNMA	5.500	07/15/33	14,295
3,505	GNMA	5.000	07/20/33	3,799
9,270	GNMA	5.000	08/15/33	10,005
17,707	GNMA	5.000	08/15/33	19,206
65,372	GNMA	5.500	09/15/33	72,300
47,733	GNMA	6.000	11/20/33	52,133
20,394	GNMA	5.500	05/20/34	22,010
31,860	GNMA	6.000	09/20/34	35,434
2,125	GNMA	5.000	10/20/34	2,303
57,087	GNMA	5.500	11/15/34	63,094
30,312	GNMA	6.500	01/15/35	33,214
16,340	GNMA	5.500	02/20/35	17,859
299,842	GNMA	5.000	03/20/35	325,099
90,081	GNMA	5.000	04/15/35	98,532
93,408	GNMA	5.500	05/20/35	103,657
3,303	GNMA	5.000	09/20/35	3,529
3,250	GNMA	5.000	11/15/35	3,510
130

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$2,172	GNMA	5.000%	11/15/35	$2,390
25,669	GNMA	5.500	02/20/36	28,470
3,341	GNMA	5.500	03/15/36	3,705
8,132	GNMA	5.500	05/20/36	8,911
3,012	GNMA	6.500	06/15/36	3,297
78,862	GNMA	5.500	06/20/36	87,479
4,753	GNMA	5.000	09/15/36	5,243
2,276	GNMA	6.000	09/15/36	2,451
7,720	GNMA	6.000	10/20/36	8,568
5,205	GNMA	5.000	12/15/36	5,740
4,748	GNMA	6.000	01/20/37	5,270
58,911	GNMA	5.500	02/15/37	63,734
16,823	GNMA	6.000	02/20/37	18,788
122,548	GNMA	6.000	04/15/37	137,366
3,027	GNMA	6.500	04/15/37	3,234
41,752	GNMA	6.000	04/20/37	44,525
7,123	GNMA	6.000	06/15/37	7,615
9,066	GNMA	6.000	08/20/37	10,062
8,055	GNMA	6.500	08/20/37	9,019
36,301	GNMA	6.500	11/20/37	40,851
11,372	GNMA	6.000	12/15/37	12,575
1,901	GNMA	5.000	02/20/38	2,077
44,841	GNMA	5.000	04/15/38	48,827
2,156	GNMA	5.500	05/20/38	2,383
7,951	GNMA	5.500	06/15/38	8,741
24,529	GNMA	6.000	06/20/38	27,221
22,507	GNMA	5.500	07/15/38	24,869
176,479	GNMA	5.000	07/20/38	192,095
164,550	GNMA	5.500	07/20/38	178,121
4,707	GNMA	5.500	08/15/38	5,255
52,768	GNMA	6.000	08/15/38	58,916
43,079	GNMA	6.000	08/15/38	46,143
16,562	GNMA	6.000	08/20/38	18,486
64,823	GNMA	6.000	09/20/38	71,431
33,521	GNMA	5.000	10/15/38	36,167
6,722	GNMA	5.500	10/15/38	7,398
7,711	GNMA	6.500	10/20/38	8,044
3,426	GNMA	6.500	10/20/38	3,842
854	GNMA	5.500	11/15/38	953
15,008	GNMA	6.500	11/20/38	16,714
62,649	GNMA	6.000	12/15/38	67,809
932	GNMA	6.500	12/15/38	1,021
12,556	GNMA	5.000	01/15/39	13,848
247,759	GNMA	4.500	01/20/39	263,774
35,706	GNMA	6.500	01/20/39	39,646
9,991	GNMA	5.000	02/15/39	10,965
754	GNMA	6.000	02/15/39	805
9,039	GNMA	4.500	03/15/39	9,750
108,620	GNMA	4.500	03/15/39	116,774
3,506	GNMA	4.500	03/20/39	3,732
70,013	GNMA	5.500	03/20/39	77,663
6,298	GNMA	4.500	04/15/39	6,774
124,029	GNMA	5.500	04/15/39	138,473
2,408	GNMA	5.000	04/20/39	2,642
10,470	GNMA	4.000	05/15/39	11,036
131

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$167,870		GNMA		4.500%	05/15/39	$180,719
85,519		GNMA		5.000	05/15/39	93,824
12,434		GNMA		4.000	05/20/39	13,065
31,293		GNMA		4.500	05/20/39	33,317
745,676		GNMA		5.000	05/20/39	818,222
5,322		GNMA		4.500	06/15/39	5,741
443,178		GNMA		4.500	06/15/39	476,406
707,020		GNMA		5.000	06/15/39	776,197
534,838		GNMA		5.000	06/15/39	587,193
11,385		GNMA		5.000	06/15/39	12,557
4,657		GNMA		5.000	06/15/39	5,111
5,527		GNMA		5.000	06/15/39	6,083
7,085		GNMA		4.000	06/20/39	7,444
4,653		GNMA		5.000	06/20/39	5,105
467,362		GNMA		4.000	07/15/39	486,022
5,298		GNMA		4.500	07/15/39	5,688
14,988		GNMA		4.500	07/15/39	16,121
601,010		GNMA		4.500	07/15/39	647,012
7,201		GNMA		5.000	07/15/39	7,947
67,996		GNMA		4.500	07/20/39	72,394
64,062		GNMA		5.000	07/20/39	70,268
7,447		GNMA		5.500	07/20/39	8,263
30,067		GNMA		4.000	08/15/39	31,694
55,610		GNMA		5.000	08/15/39	60,974
4,960		GNMA		5.500	08/15/39	5,457
18,255		GNMA		6.000	08/15/39	19,490
20,919		GNMA		4.000	08/20/39	21,979
16,014		GNMA		5.000	08/20/39	17,572
5,216		GNMA		5.000	09/15/39	5,635
21,939		GNMA		5.000	09/20/39	24,074
4,520		GNMA		4.500	10/15/39	4,856
2,423		GNMA		5.000	10/15/39	2,649
6,807		GNMA		4.500	10/20/39	7,247
14,494		GNMA		4.500	11/15/39	15,453
9,749		GNMA		4.500	11/20/39	10,380
12,139		GNMA		5.000	11/20/39	13,320
20,500		GNMA		4.500	12/15/39	21,831
326,715		GNMA		4.500	12/15/39	351,726
9,873		GNMA		4.500	12/20/39	10,512
380,773		GNMA		5.000	12/20/39	417,824
325,327		GNMA		4.500	01/20/40	346,373
5,724		GNMA		5.500	01/20/40	6,322
224,254		GNMA		5.500	02/15/40	249,273
28,769		GNMA		4.000	03/15/40	30,412
5,927		GNMA		5.000	03/15/40	6,399
1,422		GNMA		4.500	04/15/40	1,514
55,014		GNMA		5.000	04/15/40	60,214
13,230		GNMA		4.500	04/20/40	14,087
1,903		GNMA		4.500	05/15/40	2,048
61,155		GNMA		5.000	05/15/40	67,014
95,446	i	GNMA	DGS1 + 1.500%	1.875	05/20/40	98,570
2,754		GNMA		4.500	05/20/40	2,932
1,245,787		GNMA		4.500	06/15/40	1,344,113
132

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$3,596		GNMA		4.500%	06/15/40	$3,872
3,893		GNMA		4.500	06/15/40	4,176
68,983		GNMA		5.000	06/20/40	75,573
115,553		GNMA		4.500	07/15/40	124,328
36,738		GNMA		4.500	07/15/40	39,504
462,737		GNMA		4.500	07/20/40	492,677
14,264		GNMA		5.000	07/20/40	15,600
91,834		GNMA		4.000	08/15/40	95,909
486,775		GNMA		4.000	08/15/40	510,468
44,560		GNMA		4.500	08/15/40	48,099
34,516		GNMA		4.500	08/20/40	36,750
30,339		GNMA		4.500	09/20/40	32,309
11,595		GNMA		5.500	09/20/40	12,862
10,459		GNMA		6.500	09/20/40	11,481
15,554		GNMA		4.000	10/15/40	16,394
25,702		GNMA		6.000	10/20/40	28,313
180,430		GNMA		4.000	11/15/40	188,485
396,759		GNMA		4.000	11/20/40	416,861
92,232		GNMA		3.500	12/15/40	94,453
182,955		GNMA		5.500	12/20/40	203,044
503,127		GNMA		4.000	01/15/41	532,263
1,070,576		GNMA		4.000	01/20/41	1,119,578
101,798		GNMA		4.000	02/15/41	107,790
292,889		GNMA		4.500	02/20/41	314,348
172,400		GNMA		4.500	03/15/41	185,848
335,735		GNMA		4.500	04/20/41	357,460
77,465		GNMA		5.000	04/20/41	84,903
24,553	i	GNMA	DGS1 + 1.500%	1.875	06/20/41	25,345
70,889		GNMA		4.000	07/15/41	75,056
138,074		GNMA		4.000	07/20/41	145,073
473,558		GNMA		4.500	07/20/41	504,203
420,444		GNMA		5.000	07/20/41	461,361
88,957		GNMA		4.500	08/15/41	95,809
202,162		GNMA		5.000	08/20/41	221,838
276,622		GNMA		4.000	09/15/41	290,433
15,925	i	GNMA	DGS1 + 1.500%	1.625	09/20/41	16,370
645,048		GNMA		4.000	09/20/41	677,736
45,404		GNMA		4.000	10/15/41	48,069
29,877	i	GNMA	DGS1 + 1.500%	1.750	10/20/41	30,676
17,693	i	GNMA	DGS1 + 1.500%	1.750	10/20/41	18,166
830,857		GNMA		4.000	10/20/41	873,002
123,851		GNMA		5.500	10/20/41	137,472
227,032		GNMA		3.500	11/15/41	232,936
573,251		GNMA		4.000	11/15/41	604,337
1,128,944		GNMA		4.500	11/20/41	1,202,220
523,063		GNMA		5.000	11/20/41	574,119
115,055		GNMA		6.000	11/20/41	127,722
579,141		GNMA		3.500	01/20/42	594,640
86,471	i	GNMA	DGS1 + 1.500%	2.000	02/20/42	89,579
277,899		GNMA		3.500	03/20/42	285,329
526,144		GNMA		4.500	03/20/42	560,300
518,504		GNMA		3.500	04/15/42	532,080
1,114,259		GNMA		3.500	05/20/42	1,133,905
2,633,269		GNMA		3.500	05/20/42	2,703,686
611,771		GNMA		4.000	05/20/42	646,704
1,123,869		GNMA		3.500	07/15/42	1,157,495
113,652	i	GNMA	DGS1 + 1.500%	1.625	07/20/42	116,677
133

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$616,155	GNMA	3.500%	07/20/42	$632,652
811,248	GNMA	3.000	08/20/42	809,083
1,132,095	GNMA	3.500	08/20/42	1,157,774
2,573,232	GNMA	3.500	08/20/42	2,632,998
593,123	GNMA	6.000	08/20/42	658,018
1,038,495	GNMA	3.500	10/20/42	1,061,184
1,201,579	GNMA	3.000	11/20/42	1,198,375
1,188,007	GNMA	3.000	12/20/42	1,176,056
1,403,090	GNMA	3.000	12/20/42	1,399,347
788,716	GNMA	3.000	01/15/43	783,609
3,009,136	GNMA	3.000	01/15/43	3,023,169
1,049,191	GNMA	3.000	01/20/43	1,046,393
1,780,185	GNMA	3.000	02/20/43	1,775,437
1,403,026	GNMA	3.000	02/20/43	1,388,880
292,677	GNMA	3.000	04/15/43	290,782
339,248	GNMA	5.000	04/20/43	372,420
711,298	GNMA	3.000	05/20/43	709,402
1,083,508	GNMA	3.000	06/20/43	1,080,618
2,759,797	GNMA	3.500	06/20/43	2,808,435
2,363,272	GNMA	3.000	07/20/43	2,356,966
1,122,363	GNMA	3.500	07/20/43	1,152,412
4,807,131	GNMA	4.500	08/20/43	5,165,339
1,551,119	GNMA	3.500	09/20/43	1,592,542
510,066	GNMA	4.000	09/20/43	535,922
6,576,254	GNMA	3.500	10/20/43	6,751,804
3,044,620	GNMA	4.000	10/20/43	3,198,975
277,169	GNMA	3.500	11/20/43	284,564
547,792	GNMA	4.000	11/20/43	575,565
534,705	GNMA	4.500	12/20/43	573,904
582,332	GNMA	4.500	01/20/44	625,375
681,457	GNMA	3.500	02/20/44	699,640
938,496	GNMA	4.000	02/20/44	986,029
936,861	GNMA	4.000	05/20/44	984,327
975,032	GNMA	4.000	06/20/44	1,024,413
2,532,807	GNMA	3.500	07/20/44	2,598,302
7,714,032	GNMA	3.500	10/20/44	7,901,090
803,993	GNMA	4.500	10/20/44	855,798
1,796,695	GNMA	3.500	11/20/44	1,839,504
2,223,977	GNMA	3.000	12/20/44	2,218,094
4,135,258	GNMA	4.000	12/20/44	4,344,746
5,614,174	GNMA	3.500	02/20/45	5,745,803
3,300,661	GNMA	4.000	03/20/45	3,467,666
2,295,267	GNMA	3.000	04/20/45	2,289,161
4,917,715	GNMA	3.000	06/20/45	4,933,742
11,146,355	GNMA	3.000	07/20/45	11,112,137
3,832,081	GNMA	4.000	10/20/45	3,947,239
6,506,752	GNMA	4.000	11/20/45	6,830,501
2,819,614	GNMA	3.000	12/20/45	2,809,821
2,572,471	GNMA	3.500	12/20/45	2,628,494
13,831,343	GNMA	3.000	03/20/46	13,780,525
4,852,353	GNMA	3.000	04/20/46	4,833,821
2,981,107	GNMA	4.000	04/20/46	3,072,872
13,058,073	GNMA	3.000	05/20/46	13,007,621
8,115,691	GNMA	3.500	05/20/46	8,268,818
2,973,030	GNMA	3.000	06/20/46	2,961,487
134

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$1,826,238	GNMA	3.500%	06/20/46	$1,859,024
2,259,760	GNMA	3.000	07/20/46	2,251,028
3,856,944	GNMA	3.500	08/20/46	3,925,942
2,186,417	GNMA	3.000	09/20/46	2,183,279
9,049,701	GNMA	3.500	09/20/46	9,202,564
4,254,444	GNMA	3.000	10/20/46	4,237,925
2,332,938	GNMA	3.000	12/20/46	2,323,873
14,645,459	GNMA	3.000	01/20/47	14,588,649
1,719,381	GNMA	4.000	01/20/47	1,778,098
3,829,771	GNMA	4.000	04/20/47	3,945,910
3,906,786	GNMA	3.500	05/20/47	3,963,052
2,013,454	GNMA	3.500	06/20/47	2,042,484
2,494,042	GNMA	3.000	07/20/47	2,484,026
4,896,198	GNMA	4.500	07/20/47	5,153,862
4,664,118	GNMA	3.000	08/20/47	4,644,941
5,292,339	GNMA	3.500	08/20/47	5,368,646
9,297,446	GNMA	3.000	09/20/47	9,258,641
12,307,472	GNMA	4.000	09/20/47	12,712,340
8,528,222	GNMA	3.500	11/20/47	8,651,224
6,331,725	GNMA	3.500	12/20/47	6,418,320
4,063,219	GNMA	3.500	01/20/48	4,118,126
5,216,115	GNMA	4.000	05/20/48	5,350,163
3,875,636	GNMA	4.000	06/20/48	3,988,065
8,883,368	GNMA	3.500	07/20/48	9,007,537
4,058,433	GNMA	4.000	08/20/48	4,176,316
3,060,760	GNMA	5.000	08/20/48	3,225,489
2,644,477	GNMA	4.500	09/20/48	2,760,039
2,371,698	GNMA	5.000	10/20/48	2,490,384
1,870,601	GNMA	4.500	11/20/48	1,946,170
4,162,358	GNMA	3.500	04/20/49	4,195,519
14,735,801	GNMA	4.500	04/20/49	15,324,079
4,336,734	GNMA	4.000	05/20/49	4,441,973
2,724,670	GNMA	3.500	06/20/49	2,745,249
6,098,061	GNMA	3.500	09/20/49	6,146,751
4,398,593	GNMA	3.500	11/20/49	4,431,815
32,717,742	GNMA	2.500	12/20/49	31,775,687
18,165,612	GNMA	3.000	02/20/50	18,029,236
9,758,606	GNMA	3.500	02/20/50	9,832,310
13,398,492	GNMA	3.500	04/20/50	13,515,404
12,315,544	GNMA	3.000	05/20/50	12,222,861
50,297,477	GNMA	3.000	08/20/50	49,919,054
12,791,420	GNMA	3.000	09/20/50	12,695,137
19,142,313	GNMA	2.500	10/20/50	18,591,140
49,276,363	GNMA	2.000	11/20/50	47,109,268
17,115,556	GNMA	2.500	12/20/50	16,622,741
24,257,422	GNMA	2.000	01/20/51	23,166,926
7,356,775	GNMA	2.500	01/20/51	7,144,948
17,317,308	GNMA	2.000	02/20/51	16,537,918
4,623,893	GNMA	1.500	04/20/51	4,239,960
20,250,286	GNMA	2.000	04/20/51	19,338,736
42,977,876	GNMA	2.500	04/20/51	41,740,396
17,588,179	GNMA	2.500	05/20/51	17,081,755
91,632,355	GNMA	2.500	07/20/51	88,993,947
23,880,024	GNMA	2.500	08/20/51	23,192,436
29,007,868	GNMA	2.500	09/20/51	28,172,632
135

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$198,064,096		GNMA	2.000%	11/20/51	$189,102,406
19,806,406		GNMA	2.000	12/20/51	18,908,568
29,618,978		GNMA	2.500	12/20/51	28,766,146
29,526,817		GNMA	3.000	12/20/51	29,230,262
4,937,794		GNMA	3.500	01/20/52	4,975,088
14,954,975		GNMA	2.500	02/20/52	14,524,370
29,916,255		GNMA	3.500	02/20/52	30,142,204
10,500,000		GNMA	2.000	04/20/52	9,988,945
15,250,000		GNMA	2.500	04/20/52	14,804,414
5,000,000		GNMA	3.000	04/20/52	4,948,438
		TOTAL MORTGAGE BACKED			5,813,379,168

MUNICIPAL BONDS - 0.8%
200,000		Alabama Economic Settlement Authority	4.263	09/15/32	215,000
250,000		Alabama Federal Aid Highway Finance Authority	2.650	09/01/37	223,337
300,000		American Municipal Power	7.834	02/15/41	440,503
480,000		American Municipal Power	6.270	02/15/50	605,006
1,165,000		American Municipal Power	8.084	02/15/50	1,929,979
750,000		American University	3.672	04/01/49	728,316
750,000		Bay Area Toll Authority	2.574	04/01/31	710,242
1,000,000		Bay Area Toll Authority	6.918	04/01/40	1,370,066
2,000,000		Bay Area Toll Authority	6.263	04/01/49	2,841,785
755,000		Bay Area Toll Authority	3.126	04/01/55	653,329
100,000	h	California Health Facilities Financing Authority	4.190	06/01/37	102,051
100,000	h	California Health Facilities Financing Authority	4.353	06/01/41	101,776
200,000		California Institute of Technology	4.321	08/01/45	216,996
750,000		California Institute of Technology	3.650	09/01/19	643,234
200,000		California State University	3.899	11/01/47	205,575
1,000,000		California State University	2.897	11/01/51	870,012
750,000		California State University	2.975	11/01/51	669,122
950,000		California State University	2.939	11/01/52	815,595
720,000		Central Puget Sound Regional Transit Authority	5.491	11/01/39	902,610
1,665,000		Charlotte-Mecklenburg Hospital Authority	3.204	01/15/51	1,601,524
460,000		Chicago Metropolitan Water Reclamation District-Greater Chicago	5.720	12/01/38	568,891
2,250,000		Chicago O’Hare International Airport	6.395	01/01/40	3,017,274
200,000		Chicago O’Hare International Airport	4.472	01/01/49	231,977
200,000		Chicago O’Hare International Airport	4.572	01/01/54	237,741
680,000		City of Atlanta GA Water & Wastewater Revenue	2.257	11/01/35	607,886
690,000		City of Houston TX	3.961	03/01/47	734,744
140,000		City of Los Angeles Department of Airports Customer Facility Charge Revenue	4.242	05/15/48	138,084
1,000,000		City of Riverside CA	3.857	06/01/45	974,996
310,000		City of San Antonio TX Electric & Gas Systems Revenue	2.905	02/01/48	263,578
310,000		City of San Francisco CA Public Utilities Commission Water Revenue	3.303	11/01/39	294,185
865,000		City of San Francisco CA Public Utilities Commission Water Revenue	2.825	11/01/41	759,664
875,000		City of Tucson AZ	2.856	07/01/47	758,760
750,000		City Public Service Board of San Antonio TX	5.808	02/01/41	932,767
150,000		Colorado Bridge Enterprise	6.078	12/01/40	185,421
200,000		Commonwealth Financing Authority	4.014	06/01/33	211,110
100,000		Commonwealth Financing Authority	3.864	06/01/38	103,502
100,000		Commonwealth Financing Authority	4.144	06/01/38	106,842
645,000		Commonwealth Financing Authority	3.807	06/01/41	657,792
825,000		Commonwealth Financing Authority	2.991	06/01/42	747,198
500,000		Commonwealth of Massachusetts	5.731	06/01/40	627,247
1,000,000		Commonwealth of Massachusetts	2.514	07/01/41	854,866
136

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$100,000	Commonwealth of Massachusetts	3.277%	06/01/46	$92,895
750,000	Commonwealth of Massachusetts	2.900	09/01/49	645,496
130,000	County of Broward FL Airport System Revenue	3.477	10/01/43	122,500
200,000	County of Clark NV	6.820	07/01/45	289,187
135,000	County of Miami-Dade FL Aviation Revenue	4.280	10/01/41	138,878
200,000	County of Miami-Dade FL Water & Sewer System Revenue	3.490	10/01/42	197,579
1,000,000	County of Riverside CA	3.818	02/15/38	1,008,788
1,485,000	Dallas Area Rapid Transit	2.613	12/01/48	1,224,562
750,000	Dallas Area Rapid Transit	5.022	12/01/48	892,069
255,000	Dallas Fort Worth International Airport	2.843	11/01/46	222,715
250,000	Dallas/Fort Worth International Airport	2.994	11/01/38	232,412
235,000	Dallas/Fort Worth International Airport	3.089	11/01/40	217,058
100,000	Dallas/Fort Worth International Airport	3.144	11/01/45	91,135
210,000	Dallas/Fort Worth International Airport	2.919	11/01/50	188,543
350,000	Denver City & County School District No. 1	4.242	12/15/37	373,662
200,000	District of Columbia	5.591	12/01/34	235,942
470,000	District of Columbia Water & Sewer Authority	3.207	10/01/48	419,660
445,000	District of Columbia Water & Sewer Authority	4.814	10/01/14	499,983
500,000	Duke University	2.682	10/01/44	443,171
115,000	Duke University	3.299	10/01/46	111,735
500,000	Duke University	2.757	10/01/50	437,835
500,000	Duke University	2.832	10/01/55	438,848
5,000	Energy Northwest	2.814	07/01/24	5,012
360,000	Foothill-Eastern Transportation Corridor Agency	4.094	01/15/49	358,491
300,000	Foothill-Eastern Transportation Corridor Agency	3.924	01/15/53	293,384
300,000	George Washington University	4.300	09/15/44	322,310
200,000	George Washington University	4.868	09/15/45	229,907
375,000	George Washington University	4.126	09/15/48	397,133
100,000	Georgetown University	4.315	04/01/49	106,331
500,000	Georgetown University	2.943	04/01/50	407,871
300,000	Georgetown University	5.215	10/01/18	342,032
1,000,000	Golden State Tobacco Securitization Corp	3.487	06/01/36	913,033
1,500,000	Golden State Tobacco Securitization Corp	3.115	06/01/38	1,367,768
430,000	Golden State Tobacco Securitization Corp	3.714	06/01/41	383,288
770,000	Golden State Tobacco Securitization Corp	3.850	06/01/50	740,160
1,000,000	Golden State Tobacco Securitization Corp	4.214	06/01/50	888,557
970,000	Grand Parkway Transportation Corp	3.236	10/01/52	875,982
175,000	Great Lakes Water Authority Sewage Disposal System Revenue	3.056	07/01/39	164,405
330,000	Great Lakes Water Authority Water Supply System Revenue	3.473	07/01/41	322,170
200,000	Health & Educational Facilities Authority of the State of Missouri	3.651	01/15/46	195,003
200,000	Health & Educational Facilities Authority of the State of Missouri	3.086	09/15/51	174,214
200,000	Health & Educational Facilities Authority of the State of Missouri	3.652	08/15/57	192,641
1,500,000	Idaho Energy Resources Authority	2.861	09/01/46	1,280,554
500,000	Illinois State Toll Highway Authority	6.184	01/01/34	619,089
385,000	Indiana Finance Authority	3.051	01/01/51	350,514
770,000	JobsOhio Beverage System	2.833	01/01/38	707,403
1,500,000	Kansas Development Finance Authority	2.774	05/01/51	1,246,717
1,000,000	Los Angeles Community College District	1.606	08/01/28	927,520
1,000,000	Los Angeles Community College District	1.806	08/01/30	904,705
770,000	Los Angeles Community College District	2.106	08/01/32	692,535
240,000	Los Angeles Community College District	6.750	08/01/49	361,468
350,000	Los Angeles Department of Water & Power Power System Revenue	5.716	07/01/39	438,664
1,500,000	Los Angeles Department of Water & Power Power System Revenue	6.574	07/01/45	2,107,906
1,630,000	Los Angeles Unified School District	5.750	07/01/34	1,931,287
1,000,000	Maryland Health & Higher Educational Facilities Authority	3.052	07/01/40	882,511
137

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$1,000,000	Maryland Health & Higher Educational Facilities Authority	3.197%	07/01/50	$866,490
1,000,000	Massachusetts School Building Authority	1.753	08/15/30	911,295
100,000	Massachusetts School Building Authority	5.715	08/15/39	124,376
500,000	Massachusetts School Building Authority	3.395	10/15/40	469,165
1,000,000	Massachusetts Water Resources Authority	2.823	08/01/41	921,497
100,000	Metropolitan Government of Nashville & Davidson County Convention Center Authority	6.731	07/01/43	131,895
200,000	Metropolitan Government of Nashville & Davidson County Health & Educational Facilities	4.053	07/01/26	208,215
940,000	Metropolitan Transportation Authority	6.648	11/15/39	1,168,102
1,150,000	Metropolitan Transportation Authority	7.336	11/15/39	1,680,746
335,000	Metropolitan Transportation Authority	5.175	11/15/49	383,301
350,000	Michigan Finance Authority	3.384	12/01/40	333,946
570,000	Michigan State Building Authority	2.705	10/15/40	502,938
235,000	Michigan State University	4.496	08/15/48	250,807
1,000,000	Michigan State University	4.165	08/15/22	975,054
770,000	Michigan Strategic Fund	3.225	09/01/47	700,041
500,000	Missouri Highway & Transportation Commission	5.445	05/01/33	577,574
244,000	Municipal Electric Authority of Georgia	6.637	04/01/57	325,641
486,000	Municipal Electric Authority of Georgia	6.655	04/01/57	658,561
947,000	New Jersey Economic Development Authority	7.425	02/15/29	1,112,862
1,335,000	New Jersey State Turnpike Authority	7.414	01/01/40	1,944,588
1,000,000	New Jersey State Turnpike Authority	7.102	01/01/41	1,418,832
800,000	New Jersey Transportation Trust Fund Authority	5.754	12/15/28	881,574
500,000	New Jersey Transportation Trust Fund Authority	4.081	06/15/39	500,785
195,000	New Jersey Transportation Trust Fund Authority	4.131	06/15/42	192,888
2,385,000	New York City Municipal Water Finance Authority	5.440	06/15/43	3,056,668
1,000,000	New York City Transitional Finance Authority Future Tax Secured Revenue	5.767	08/01/36	1,161,022
1,000,000	New York State Dormitory Authority	2.202	03/15/34	854,386
130,000	New York State Dormitory Authority	5.628	03/15/39	153,916
545,000	New York State Dormitory Authority	5.600	03/15/40	664,518
500,000	New York State Dormitory Authority	3.142	07/01/43	472,630
200,000	New York State Dormitory Authority	4.946	08/01/48	212,718
500,000	New York State Thruway Authority	2.900	01/01/35	467,762
110,000	New York State Thruway Authority	3.500	01/01/42	104,536
1,000,000	New York State Urban Development Corp	3.900	03/15/33	1,029,551
2,000,000	North Texas Tollway Authority	3.011	01/01/43	1,812,421
1,000,000	North Texas Tollway Authority	6.718	01/01/49	1,480,950
675,000	Ohio State Water Development Authority	4.879	12/01/34	742,005
605,000	Ohio Turnpike & Infrastructure Commission	3.216	02/15/48	553,190
678,791	Oregon School Boards Association	4.759	06/30/28	707,465
250,000	Oregon School Boards Association	5.680	06/30/28	274,077
1,000,000	Oregon State University	3.424	03/01/60	970,537
500,000	Pennsylvania State University	2.790	09/01/43	448,948
205,000	Pennsylvania State University	2.840	09/01/50	178,938
300,000	Permanent University Fund-Texas A&M University System	3.660	07/01/47	317,241
200,000	Permanent University Fund-University of Texas System	3.376	07/01/47	191,953
560,000	Port Authority of New York & New Jersey	1.086	07/01/23	553,337
1,215,000	Port Authority of New York & New Jersey	6.040	12/01/29	1,450,750
500,000	Port Authority of New York & New Jersey	5.647	11/01/40	610,026
300,000	Port Authority of New York & New Jersey	4.823	06/01/45	315,991
1,000,000	Port Authority of New York & New Jersey	5.310	08/01/46	1,049,100
200,000	Port Authority of New York & New Jersey	4.031	09/01/48	206,643
900,000	Port Authority of New York & New Jersey	3.139	02/15/51	808,841
138

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$400,000	Port Authority of New York & New Jersey	4.229%	10/15/57	$427,994
1,600,000	Port Authority of New York & New Jersey	3.175	07/15/60	1,351,352
2,200,000	Port Authority of New York & New Jersey	4.810	10/15/65	2,574,258
250,000	Port Authority of New York & New Jersey	3.287	08/01/69	215,941
1,000,000	Port of Morrow OR	2.543	09/01/40	854,464
220,000	Princeton University	5.700	03/01/39	283,065
750,000	Regents of the University of California Medical Center Pooled Revenue	3.006	05/15/50	656,324
750,000	Regents of the University of California Medical Center Pooled Revenue	3.256	05/15/60	666,394
750,000	Regents of the University of California Medical Center Pooled Revenue	3.706	05/15/20	632,909
500,000	Rutgers The State University of New Jersey	3.270	05/01/43	462,428
500,000	Rutgers The State University of New Jersey	3.915	05/01/19	455,630
195,000	Sales Tax Securitization Corp	4.637	01/01/40	217,624
1,125,000	Sales Tax Securitization Corp	3.238	01/01/42	1,036,799
200,000	Sales Tax Securitization Corp	3.587	01/01/43	196,218
1,000,000	Sales Tax Securitization Corp	3.820	01/01/48	980,275
200,000	Sales Tax Securitization Corp	4.787	01/01/48	224,791
100,000	Salt River Project Agricultural Improvement & Power District	4.839	01/01/41	117,844
435,000	San Diego County Regional Transportation Commission	3.248	04/01/48	412,103
500,000	San Diego County Water Authority	6.138	05/01/49	677,384
1,000,000	San Joaquin Hills Transportation Corridor Agency	3.492	01/15/50	897,132
100,000	San Jose Redevelopment Agency	3.375	08/01/34	98,412
800,000	Santa Clara Valley Transportation Authority	5.876	04/01/32	906,547
270,000	South Carolina Public Service Authority	2.388	12/01/23	269,199
750,000	State Board of Administration Finance Corp	1.258	07/01/25	712,444
750,000	State Board of Administration Finance Corp	1.705	07/01/27	699,079
400,000	State Board of Administration Finance Corp	2.154	07/01/30	365,127
200,000	State of California	3.375	04/01/25	203,682
200,000	State of California	3.500	04/01/28	205,426
300,000	State of California	4.500	04/01/33	325,787
250,000	State of California	7.500	04/01/34	344,550
225,000	State of California	4.600	04/01/38	246,150
1,285,000	State of California	7.550	04/01/39	1,905,458
3,400,000	State of California	7.300	10/01/39	4,785,494
2,740,000	State of California	7.625	03/01/40	4,033,321
1,500,000	State of California	7.600	11/01/40	2,281,941
200,000	State of California Department of Water Resources Power Supply Revenue	2.000	05/01/22	200,161
620,000	State of Connecticut	5.850	03/15/32	736,476
5,950,000	State of Illinois	5.100	06/01/33	6,327,274
1,295,000	State of Illinois	6.725	04/01/35	1,468,639
500,000	State of Kansas Department of Transportation	4.596	09/01/35	569,463
2,000,000	State of Louisiana Gasoline & Fuels Tax Revenue	2.952	05/01/41	1,816,897
113,324	State of Oregon	5.762	06/01/23	116,212
85,000	State of Oregon	5.892	06/01/27	94,316
100,000	State of Oregon Department of Transportation	5.834	11/15/34	122,240
600,000	State of Texas	4.631	04/01/33	691,641
50,000	State of Texas	5.517	04/01/39	63,328
1,000,000	State of Texas	4.681	04/01/40	1,161,704
500,000	State of Utah	3.539	07/01/25	507,257
200,000	State of Washington	5.090	08/01/33	224,300
200,000	State of Wisconsin	3.154	05/01/27	201,697
200,000	State of Wisconsin	3.954	05/01/36	207,036
604,000	State Public School Building Authority	5.000	09/15/27	655,883
100,000	Sumter Landing Community Development District	4.172	10/01/47	105,732
430,000	Texas Private Activity Bond Surface Transportation Corp	3.922	12/31/49	440,799
1,000,000	Texas Transportation Commission	2.562	04/01/42	866,843
139

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$1,000,000	Texas Transportation Commission	2.472%	10/01/44	$832,766
575,000	Texas Transportation Commission State Highway Fund	5.028	04/01/26	603,568
1,190,000	Texas Transportation Commission State Highway Fund	5.178	04/01/30	1,325,708
560,000	Texas Transportation Commission State Highway Fund	4.000	10/01/33	598,273
100,000	The Ohio State University	4.910	06/01/40	116,630
500,000	The Ohio State University	3.798	12/01/46	498,534
200,000	The Ohio State University	4.048	12/01/56	210,980
1,000,000	Trustees of the University of Pennsylvania	2.396	10/01/50	814,606
100,000	Trustees of the University of Pennsylvania	4.674	09/01/12	113,302
500,000	Trustees of the University of Pennsylvania	3.610	02/15/19	426,652
1,000,000	University of California	0.883	05/15/25	939,948
200,000	University of California	3.063	07/01/25	201,002
1,000,000	University of California	1.316	05/15/27	917,948
500,000	University of California	3.349	07/01/29	503,522
1,000,000	University of California	1.614	05/15/30	882,191
200,000	University of California	5.770	05/15/43	244,959
200,000	University of California	3.931	05/15/45	202,437
200,000	University of California	4.131	05/15/45	204,840
1,500,000	University of California	5.946	05/15/45	1,877,716
1,500,000	University of California	3.071	05/15/51	1,305,725
860,000	University of California	4.858	05/15/12	959,827
200,000	University of California	4.767	05/15/15	219,161
500,000	University of Chicago	2.761	04/01/45	444,510
300,000	University of Chicago	4.003	10/01/53	320,952
750,000	University of Michigan	2.437	04/01/40	653,195
500,000	University of Michigan	2.562	04/01/50	422,242
750,000	University of Michigan	3.504	04/01/52	762,631
500,000	University of Michigan	3.504	04/01/52	507,486
750,000	University of Michigan	4.454	04/01/22	799,679
500,000	University of Nebraska Facilities Corp	3.037	10/01/49	460,148
200,000	University of Notre Dame du Lac	3.438	02/15/45	195,279
200,000	University of Notre Dame du Lac	3.394	02/15/48	202,581
300,000	University of Southern California	3.028	10/01/39	280,390
200,000	University of Southern California	3.841	10/01/47	211,737
500,000	University of Southern California	2.805	10/01/50	442,551
200,000	University of Southern California	5.250	10/01/11	253,356
200,000	University of Texas System	3.852	08/15/46	211,745
700,000	University of Texas System	4.794	08/15/46	838,448
750,000	University of Texas System	2.439	08/15/49	610,772
1,000,000	University of Virginia	2.256	09/01/50	793,232
1,600,000	University of Virginia	2.584	11/01/51	1,359,165
500,000	University of Virginia	3.227	09/01/19	380,477
150,000	Virginia Commonwealth Transportation Board	5.350	05/15/35	171,073
750,000	Westchester County Local Development Corp	3.846	11/01/50	695,406
200,000	William Marsh Rice University	3.574	05/15/45	202,453
200,000	William Marsh Rice University	3.774	05/15/55	211,689
	TOTAL MUNICIPAL BONDS			169,340,030

U.S. TREASURY SECURITIES - 39.0%
21,250,000	United States Treasury Bond	4.500	02/15/36	26,888,721
22,400,000	United States Treasury Bond	5.000	05/15/37	29,968,750
179,483,000	United States Treasury Bond	3.500	02/15/39	205,634,233
2,000,000	United States Treasury Bond	4.500	08/15/39	2,581,484
44,850,000	United States Treasury Bond	4.375	11/15/39	57,013,811
97,000,000	United States Treasury Bond	1.875	02/15/32	93,150,312
57,000,000	United States Treasury Bond	1.125	05/15/40	44,914,219
32,500,000	United States Treasury Bond	1.125	08/15/40	25,478,223
140

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$17,585,000	United States Treasury Bond	3.875%	08/15/40	$21,004,458
11,185,000	United States Treasury Bond	4.250	11/15/40	13,978,628
127,500,000	United States Treasury Bond	1.375	11/15/40	104,236,230
76,500,000	United States Treasury Bond	1.875	02/15/41	68,117,871
76,000,000	United States Treasury Bond	2.250	05/15/41	71,745,781
26,350,000	United States Treasury Bond	4.375	05/15/41	33,484,057
10,000,000	United States Treasury Bond	3.750	08/15/41	11,757,031
70,000,000	United States Treasury Bond	1.750	08/15/41	60,670,312
21,150,000	United States Treasury Bond	2.000	11/15/41	19,137,445
48,300,000	United States Treasury Bond	3.125	11/15/41	52,079,098
18,550,000	United States Treasury Bond	3.125	02/15/42	20,025,305
54,500,000	United States Treasury Bond	2.250	02/15/42	52,566,953
22,000,000	United States Treasury Bond	3.000	05/15/42	23,300,234
20,000,000	United States Treasury Bond	2.750	08/15/42	20,336,719
10,250,000	United States Treasury Bond	2.875	05/15/43	10,611,152
16,000,000	United States Treasury Bond	2.500	02/15/45	15,583,750
22,000,000	United States Treasury Bond	3.000	05/15/45	23,373,281
16,000,000	United States Treasury Bond	2.875	08/15/45	16,677,500
27,000,000	United States Treasury Bond	2.500	05/15/46	26,454,727
13,300,000	United States Treasury Bond	2.875	11/15/46	13,983,184
28,000,000	United States Treasury Bond	3.000	02/15/47	30,127,344
30,000,000	United States Treasury Bond	2.750	08/15/47	31,091,016
45,000,000	United States Treasury Bond	2.750	11/15/47	46,691,015
38,500,000	United States Treasury Bond	3.000	02/15/48	41,945,449
48,500,000	United States Treasury Bond	3.125	05/15/48	54,149,492
35,500,000	United States Treasury Bond	3.000	08/15/48	38,761,562
35,000,000	United States Treasury Bond	3.375	11/15/48	40,982,812
82,500,000	United States Treasury Bond	3.000	02/15/49	90,682,324
10,500,000	United States Treasury Bond	2.875	05/15/49	11,291,602
7,500,000	United States Treasury Bond	2.250	08/15/49	7,131,445
8,615,000	United States Treasury Bond	2.375	11/15/49	8,427,220
35,850,000	United States Treasury Bond	1.250	05/15/50	26,739,059
28,000,000	United States Treasury Bond	1.375	08/15/50	21,551,250
68,500,000	United States Treasury Bond	1.625	11/15/50	56,132,539
50,000,000	United States Treasury Bond	1.875	02/15/51	43,689,453
52,500,000	United States Treasury Bond	2.375	05/15/51	51,445,899
44,575,000	United States Treasury Bond	2.000	08/15/51	40,215,008
47,500,000	United States Treasury Bond	1.875	11/15/51	41,666,406
58,000,000	United States Treasury Bond	2.250	02/15/52	55,625,625
12,000,000	United States Treasury Note	1.625	12/15/22	12,022,969
60,000,000	United States Treasury Note	2.625	02/28/23	60,525,000
80,000,000	United States Treasury Note	2.500	03/31/23	80,612,500
15,000,000	United States Treasury Note	0.250	04/15/23	14,769,727
85,000,000	United States Treasury Note	0.125	04/30/23	83,499,219
30,000,000	United States Treasury Note	2.750	04/30/23	30,304,688
80,000,000	United States Treasury Note	2.750	05/31/23	80,775,000
25,000,000	United States Treasury Note	0.125	06/30/23	24,450,195
91,500,000	United States Treasury Note	2.625	06/30/23	92,257,734
70,000,000	United States Treasury Note	2.750	07/31/23	70,648,047
7,000,000	United States Treasury Note	0.125	08/31/23	6,810,234
116,000,000	United States Treasury Note	2.750	08/31/23	117,064,844
141

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$25,000,000	United States Treasury Note	0.125%	09/15/23	$24,304,688
35,000,000	United States Treasury Note	2.875	09/30/23	35,389,648
13,000,000	United States Treasury Note	2.750	11/15/23	13,108,672
10,000,000	United States Treasury Note	2.125	11/30/23	9,985,937
65,000,000	United States Treasury Note	2.875	11/30/23	65,680,469
1,800,000	United States Treasury Note	0.750	12/31/23	1,753,312
99,300,000	United States Treasury Note	2.500	01/31/24	99,633,586
70,000,000	United States Treasury Note	2.375	02/29/24	70,076,563
15,000,000	United States Treasury Note	0.250	03/15/24	14,409,375
325,000,000	United States Treasury Note	2.125	03/31/24	323,641,601
174,000,000	United States Treasury Note	2.250	04/30/24	173,537,813
30,000,000	United States Treasury Note	0.250	05/15/24	28,674,609
111,500,000	United States Treasury Note	2.000	05/31/24	110,559,219
152,000,000	United States Treasury Note	1.750	06/30/24	149,803,126
212,000,000	United States Treasury Note	1.750	07/31/24	208,687,500
20,000,000	United States Treasury Note	0.375	08/15/24	19,046,875
22,000,000	United States Treasury Note	1.250	08/31/24	21,376,953
81,000,000	United States Treasury Note	1.500	09/30/24	79,092,070
90,500,000	United States Treasury Note	1.500	10/31/24	88,294,063
40,005,000	United States Treasury Note	2.250	11/15/24	39,756,531
61,900,000	United States Treasury Note	1.500	11/30/24	60,299,304
75,000,000	United States Treasury Note	1.750	12/31/24	73,494,141
40,000,000	United States Treasury Note	2.250	12/31/24	39,728,125
13,000,000	United States Treasury Note	1.375	01/31/25	12,599,844
40,000,000	United States Treasury Note	1.125	02/28/25	38,451,562
73,000,000	United States Treasury Note	0.500	03/31/25	68,771,133
8,000,000	United States Treasury Note	2.625	03/31/25	8,025,625
50,000,000	United States Treasury Note	0.375	04/30/25	46,818,360
134,000,000	United States Treasury Note	0.250	06/30/25	124,489,141
110,000,000	United States Treasury Note	0.250	07/31/25	101,982,032
54,000,000	United States Treasury Note	0.250	08/31/25	49,962,657
20,000,000	United States Treasury Note	2.750	08/31/25	20,143,750
50,000,000	United States Treasury Note	0.250	09/30/25	46,187,500
30,000,000	United States Treasury Note	3.000	09/30/25	30,462,891
97,000,000	United States Treasury Note	0.250	10/31/25	89,433,242
30,000,000	United States Treasury Note	2.250	11/15/25	29,694,141
275,000,000	United States Treasury Note	0.375	11/30/25	254,246,094
50,000,000	United States Treasury Note	0.375	12/31/25	46,169,922
126,000,000	United States Treasury Note	0.375	01/31/26	116,092,266
137,000,000	United States Treasury Note	0.500	02/28/26	126,660,781
90,000,000	United States Treasury Note	0.750	03/31/26	83,928,515
50,000,000	United States Treasury Note	2.250	03/31/26	49,474,610
120,000,000	United States Treasury Note	0.750	04/30/26	111,768,750
30,000,000	United States Treasury Note	1.625	05/15/26	28,946,484
165,000,000	United States Treasury Note	0.750	05/31/26	153,462,890
135,000,000	United States Treasury Note	0.875	06/30/26	126,087,891
85,000,000	United States Treasury Note	0.625	07/31/26	78,432,422
115,000,000	United States Treasury Note	0.750	08/31/26	106,586,133
60,000,000	United States Treasury Note	0.875	09/30/26	55,849,219
71,000,000	United States Treasury Note	1.625	09/30/26	68,362,461
142

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$170,000,000	United States Treasury Note	1.125%	10/31/26	$159,906,250
10,000,000	United States Treasury Note	1.625	10/31/26	9,626,563
115,000,000	United States Treasury Note	1.250	11/30/26	108,805,273
81,000,000	United States Treasury Note	1.250	12/31/26	76,529,180
89,500,000	United States Treasury Note	1.750	12/31/26	86,598,242
72,000,000	United States Treasury Note	1.500	01/31/27	68,805,000
79,000,000	United States Treasury Note	1.875	02/28/27	76,883,046
95,000,000	United States Treasury Note	2.500	03/31/27	95,196,680
5,000,000	United States Treasury Note	0.500	06/30/27	4,518,750
46,000,000	United States Treasury Note	2.250	08/15/27	45,504,063
75,000,000	United States Treasury Note	0.625	11/30/27	67,710,937
48,800,000	United States Treasury Note	2.750	02/15/28	49,554,875
66,000,000	United States Treasury Note	2.875	05/15/28	67,539,140
20,000,000	United States Treasury Note	1.250	06/30/28	18,604,688
50,000,000	United States Treasury Note	1.125	08/31/28	46,066,406
10,000,000	United States Treasury Note	1.375	10/31/28	9,348,437
85,000,000	United States Treasury Note	3.125	11/15/28	88,502,930
70,000,000	United States Treasury Note	1.500	11/30/28	65,936,718
50,000,000	United States Treasury Note	1.750	01/31/29	47,875,000
50,000,000	United States Treasury Note	2.625	02/15/29	50,601,563
50,000,000	United States Treasury Note	2.375	03/31/29	49,878,906
92,000,000	United States Treasury Note	2.375	05/15/29	91,734,063
22,000,000	United States Treasury Note	1.625	08/15/29	20,863,047
117,000,000	United States Treasury Note	1.500	02/15/30	109,687,500
50,000,000	United States Treasury Note	0.625	05/15/30	43,595,703
37,000,000	United States Treasury Note	0.625	08/15/30	32,137,969
64,000,000	United States Treasury Note	0.875	11/15/30	56,672,500
30,000,000	United States Treasury Note	1.125	02/15/31	27,087,891
121,000,000	United States Treasury Note	1.625	05/15/31	113,919,610
39,000,000	United States Treasury Note	1.250	08/15/31	35,453,437
10,200,000	United States Treasury Note	1.375	11/15/31	9,358,500
	TOTAL U.S. TREASURY SECURITIES			8,234,767,509

	TOTAL GOVERNMENT BONDS			15,167,794,803
	(Cost $15,828,276,498)

STRUCTURED ASSETS - 2.5%

ASSET BACKED - 0.6%
143,157	American Airlines Pass Through Trust	3.600	09/22/27	139,123
	Series - 2015 2 (Class AA)
147,625	American Airlines Pass Through Trust	3.575	01/15/28	140,261
	Series - 2016 1 (Class AA)
439,588	American Airlines Pass Through Trust	3.200	06/15/28	417,162
	Series - 2016 2 (Class AA)
636,760	American Airlines Pass Through Trust	3.000	10/15/28	591,673
	Series - 2016 3 (Class AA)
227,250	American Airlines Pass Through Trust	3.650	02/15/29	220,103
	Series - 2017 1 (Class AA)
668,680	American Airlines Pass Through Trust	3.150	02/15/32	628,121
	Series - 2019 1 (Class AA)
1,600,000	American Express Credit Account Master Trust	0.900	11/15/26	1,525,475
	Series - 2021 1 (Class A)
22,662	AmeriCredit Automobile Receivables Trust	2.600	09/18/23	22,679
	Series - 2017 4 (Class C)
405,390	AmeriCredit Automobile Receivables Trust	1.110	08/19/24	405,124
	Series - 2020 1 (Class A3)
143

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$500,000	AmeriCredit Automobile Receivables Trust	1.480%	01/21/25	$497,350
	Series - 2020 1 (Class B)
500,000	AmeriCredit Automobile Receivables Trust	1.060	08/18/26	480,177
	Series - 2020 3 (Class C)
1,500,000	AmeriCredit Automobile Receivables Trust	0.680	10/19/26	1,447,063
	Series - 2021 1 (Class B)
1,000,000	AmeriCredit Automobile Receivables Trust	0.890	10/19/26	949,887
	Series - 2021 1 (Class C)
500,000	AmeriCredit Automobile Receivables Trust	0.690	01/19/27	478,238
	Series - 2021 2 (Class B)
500,000	AmeriCredit Automobile Receivables Trust	1.010	01/19/27	469,657
	Series - 2021 2 (Class C)
2,500,000	BA Credit Card Trust	0.340	05/15/26	2,411,011
	Series - 2020 A1 (Class A1)
960,000	BA Credit Card Trust	0.440	09/15/26	918,444
	Series - 2021 A1 (Class A1)
2,450,000	Barclays Dryrock Issuance Trust	0.630	07/15/27	2,327,470
	Series - 2021 1 (Class A)
1,000,000	BMW Vehicle Lease Trust	0.430	01/27/25	960,335
	Series - 2021 2 (Class A4)
10,000,000	Cantor Commercial Real Estate Lending	3.523	05/15/52	9,983,978
	Series - 2019 CF1 (Class A4)
6,000,000	Cantor Commercial Real Estate Lending	3.623	05/15/52	6,006,947
	Series - 2019 CF1 (Class A2)
2,000,000	Capital One MExecution Trust	1.040	11/16/26	1,912,454
	Series - 2021 A3 (Class A3)
2,500,000	Capital One Multi-Asset Execution Trust	2.060	08/15/28	2,413,983
	Series - 2019 A3 (Class A3)
338,313	Capital One Prime Auto Receivables Trust	2.510	11/15/23	339,309
	Series - 2019 1 (Class A3)
1,000,000	CarMax Auto Owner Trust	2.770	12/16/24	1,006,215
	Series - 2019 2 (Class A4)
500,000	CarMax Auto Owner Trust	0.500	08/15/25	490,955
	Series - 2020 4 (Class A3)
2,000,000	CarMax Auto Owner Trust	0.520	02/17/26	1,929,309
	Series - 2021 2 (Class A3)
500,000	CarMax Auto Owner Trust	0.530	10/15/26	473,069
	Series - 2021 1 (Class A4)
900,000	CarMax Auto Owner Trust	0.740	10/15/26	844,735
	Series - 2021 1 (Class B)
1,000,000	CarMax Auto Owner Trust	1.470	12/15/26	967,743
	Series - 2022 1 (Class A3)
700,000	CarMax Auto Owner Trust	2.200	11/15/27	668,502
	Series - 2022 1 (Class C)
500,000	Carvana Auto Receivables Trust	3.000	02/10/28	477,553
	Series - 2022 P1 (Class B)
1,000,000	Carvana Auto Receivables Trust	3.520	02/10/28	996,254
	Series - 2022 P1 (Class A4)
500,000	Carvana Auto Receivables Trust	3.300	04/10/28	477,799
	Series - 2022 P1 (Class C)
400,000	CNH Equipment Trust	0.440	08/17/26	384,627
	Series - 2021 B (Class A3)
1,000,000	CNH Equipment Trust	0.700	05/17/27	935,503
	Series - 2021 B (Class A4)
144

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$5,107		Continental Airlines Pass Through Trust	5.983%	04/19/22	$5,114
		Series - 2007 1 (Class A)
120,239		Continental Airlines Pass Through Trust	4.000	10/29/24	119,903
		Series - 2012 2 (Class A)
89,651		Delta Air Lines Pass Through Trust	3.625	07/30/27	88,736
		Series - 2015 1 (Class AA)
273,093		Delta Air Lines Pass Through Trust	2.000	06/10/28	248,833
		Series - 2020 1 (Class AA)
1,500,000		Discover Card Execution Note Trust	0.580	09/15/26	1,423,888
		Series - 2021 A1 (Class A1)
1,500,000		Discover Card Execution Note Trust	1.030	09/15/28	1,391,069
		Series - 2021 A2 (Class A2)
1,000,000		Drive Auto Receivables Trust	1.020	06/15/27	984,999
		Series - 2021 1 (Class C)
1,500,000		Exeter Automobile Receivables Trust	3.020	06/15/28	1,459,348
		Series - 2022 1A (Class D)
919,791		FedEx Corp 2020- Class AA Pass Through Trust	1.875	02/20/34	837,550
3,000,000		FHLMC Multifamily Structured Pass Through Certificates	2.307	08/25/22	3,005,665
		Series - 2012 K023 (Class A2)
499,408		FHLMC Multifamily Structured Pass Through Certificates	2.510	11/25/22	501,231
		Series - 2013 K026 (Class A2)
500,000		FHLMC Multifamily Structured Pass Through Certificates	2.637	01/25/23	502,739
		Series - 2013 K027 (Class A2)
8,627		FHLMC Multifamily Structured Pass Through Certificates	2.669	02/25/23	8,652
		Series - 2013 K034 (Class A1)
3,000,000	i	FHLMC Multifamily Structured Pass Through Certificates	3.060	07/25/23	3,029,054
		Series - 2013 K033 (Class A2)
1,750,000	i	FHLMC Multifamily Structured Pass Through Certificates	3.531	07/25/23	1,774,417
		Series - 2013 K034 (Class A2)
1,500,000	i	FHLMC Multifamily Structured Pass Through Certificates	3.527	10/25/23	1,520,246
		Series - 2014 K036 (Class A2)
3,000,000		FHLMC Multifamily Structured Pass Through Certificates	3.023	11/25/25	3,021,712
		Series - 2015 K045 (Class A2)
1,224,000		FHLMC Multifamily Structured Pass Through Certificates	1.760	03/25/28	1,153,256
		Series - 2021 K742 (Class A2)
749,000		FHLMC Multifamily Structured Pass Through Certificates	1.369	04/25/28	679,069
		Series - 2021 K742 (Class AM)
563,294		Ford Credit Auto Lease Trust	0.620	08/15/23	562,736
		Series - 2020 B (Class A3)
500,000		Ford Credit Auto Lease Trust	1.000	11/15/23	497,436
		Series - 2020 B (Class B)
1,500,000		Ford Credit Auto Lease Trust	0.300	04/15/24	1,475,599
		Series - 2021 A (Class A4)
600,000		Ford Credit Auto Lease Trust	0.470	05/15/24	587,506
		Series - 2021 A (Class B)
602,220		Ford Credit Auto Owner Trust	2.230	10/15/23	603,399
		Series - 2019 B (Class A3)
500,000		Ford Credit Auto Owner Trust	0.510	08/15/26	472,881
		Series - 2020 C (Class A4)
2,000,000		Ford Credit Auto Owner Trust	0.490	09/15/26	1,890,570
		Series - 2021 A (Class A4)
1,000,000		Ford Credit Auto Owner Trust	1.560	05/15/27	957,053
		Series - 2022 A (Class A4)
145

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$1,000,000	Ford Credit Auto Owner Trust	1.910%	07/15/27	$960,891
	Series - 2022 A (Class B)
850,000	Ford Credit Floorplan Master Owner Trust	2.440	09/15/26	837,453
	Series - 2019 4 (Class A)
1,000,000	GM Financial Consumer Automobile Receivables Trust	2.710	08/16/24	1,006,166
	Series - 2019 2 (Class A4)
340,151	GM Financial Consumer Automobile Receivables Trust	1.490	12/16/24	339,544
	Series - 2020 2 (Class A3)
500,000	GM Financial Consumer Automobile Receivables Trust	0.380	08/18/25	492,217
	Series - 2020 4 (Class A3)
750,000	GM Financial Consumer Automobile Receivables Trust	0.350	10/16/25	735,425
	Series - 2021 1 (Class A3)
500,000	GM Financial Consumer Automobile Receivables Trust	0.500	02/17/26	474,954
	Series - 2020 4 (Class A4)
1,000,000	GM Financial Consumer Automobile Receivables Trust	0.510	04/16/26	969,294
	Series - 2021 2 (Class A3)
680,000	GM Financial Consumer Automobile Receivables Trust	1.260	11/16/26	658,010
	Series - 2022 1 (Class A3)
1,000,000	GM Financial Leasing Trust	1.010	07/21/25	967,193
	Series - 2021 1 (Class D)
850,000	GM Financial Securitized Term	1.510	04/17/28	811,851
	Series - 2022 1 (Class A4)
1,000,000	Honda Auto Receivables Owner Trust	0.000	05/15/26	981,615
	Series - 2022 1 (Class A3)
1,000,000	Honda Auto Receivables Owner Trust	0.550	08/16/27	952,260
	Series - 2021 2 (Class A4)
1,000,000	Honda Auto Receivables Owner Trust	0.420	01/21/28	954,452
	Series - 2021 1 (Class A4)
500,000	Hyundai Auto Receivables Trust	0.380	09/15/25	487,473
	Series - 2021 A (Class A3)
2,000,000	Hyundai Auto Receivables Trust	3.030	11/17/25	2,006,906
	Series - 2019 A (Class C)
1,000,000	Hyundai Auto Receivables Trust	0.620	05/17/27	942,173
	Series - 2021 A (Class A4)
457,325	JetBlue Pass Through Trust	2.750	05/15/32	428,099
	Series - 2019 1 (Class AA)
800,000	John Deere Owner Trust	0.520	03/16/26	766,321
	Series - 2021 B (Class A3)
500,000	John Deere Owner Trust	0.740	05/15/28	469,434
	Series - 2021 B (Class A4)
250,000	Mercedes-Benz Auto Lease Trust	0.500	06/15/26	246,408
	Series - 2020 B (Class A4)
1,000,000	Mercedes-Benz Auto Lease Trust	0.320	10/15/26	974,186
	Series - 2021 A (Class A4)
342,005	Nissan Auto Receivables Owner Trust	2.900	10/16/23	343,354
	Series - 2019 A (Class A3)
539,442	Nissan Auto Receivables Owner Trust	2.500	11/15/23	541,725
	Series - 2019 B (Class A3)
1,000,000	Nissan Auto Receivables Owner Trust	1.860	08/17/26	981,456
	Series - 2022 A (Class A3)
52,948	Santander Drive Auto Receivables Trust	0.480	07/15/24	52,932
	Series - 2020 4 (Class A3)
500,000	Santander Drive Auto Receivables Trust	0.730	03/17/25	498,713
	Series - 2020 4 (Class B)
146

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$1,000,000	Santander Drive Auto Receivables Trust	0.500%	04/15/25	$995,760
	Series - 2021 1 (Class B)
250,000	Santander Drive Auto Receivables Trust	1.010	01/15/26	247,163
	Series - 2020 4 (Class C)
500,000	Santander Drive Auto Receivables Trust	0.750	02/17/26	490,337
	Series - 2021 1 (Class C)
1,500,000	Santander Drive Auto Receivables Trust	1.350	07/15/27	1,435,821
	Series - 2021 2 (Class D)
65,980	Spirit Airlines Pass Through Trust	4.100	04/01/28	64,390
	Series - 2015 1A (Class )
500,000	Toyota Auto Receivables Owner Trust	0.470	01/15/26	477,801
	Series - 2020 D (Class A4)
1,500,000	Toyota Auto Receivables Owner Trust	0.530	10/15/26	1,404,382
	Series - 2021 B (Class A4)
158,798	Union Pacific Railroad Co Pass Through Trust	2.695	05/12/27	154,290
	Series - 2015 1 (Class )
290,820	United Airlines Pass Through Trust	4.150	04/11/24	291,727
	Series - 2012 1 (Class A)
188,410	United Airlines Pass Through Trust	4.300	08/15/25	188,145
	Series - 2013 1 (Class A)
216,000	United Airlines Pass Through Trust	4.875	01/15/26	213,180
	Series - 2020 1 (Class B)
190,609	United Airlines Pass Through Trust	3.750	09/03/26	185,996
	Series - 2014 2 (Class A)
2,187,677	United Airlines Pass Through Trust	5.875	10/15/27	2,264,434
	Series - 2020 A (Class )
146,812	United Airlines Pass Through Trust	3.450	12/01/27	144,979
	Series - 2015 1 (Class AA)
152,511	United Airlines Pass Through Trust	3.100	07/07/28	147,709
	Series - 2016 1 (Class AA)
152,511	United Airlines Pass Through Trust	3.450	07/07/28	142,068
	Series - 2016 1 (Class A)
315,421	United Airlines Pass Through Trust	2.875	10/07/28	298,919
	Series - 2016 2 (Class AA)
1,250,844	United Airlines Pass Through Trust	3.500	03/01/30	1,208,816
	Series - 2018 1 (Class AA)
318,533	United Airlines Pass Through Trust	4.150	08/25/31	321,478
	Series - 2019 1 (Class AA)
233,895	United Airlines Pass Through Trust	2.700	05/01/32	214,113
	Series - 2019 2 (Class AA)
4,410,000	Verizon Master Trust	0.500	05/20/27	4,198,209
	Series - 2021 1 (Class A)
3,000,000	Verizon Master Trust	0.690	05/20/27	2,853,958
	Series - 2021 1 (Class B)
815,000	Verizon Master Trust	0.890	05/20/27	776,745
	Series - 2021 1 (Class C)
750,000	Volkswagen Auto Lease Trust	0.450	07/21/25	736,722
	Series - 2020 A (Class A4)
2,000,000	World Omni Auto Receivables Trust	0.300	01/15/26	1,955,465
	Series - 2021 A (Class A3)
1,000,000	World Omni Auto Receivables Trust	0.690	06/15/27	944,432
	Series - 2021 B (Class A4)
500,000	World Omni Auto Receivables Trust	1.040	06/15/27	474,086
	Series - 2021 B (Class B)
147

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$500,000		World Omni Automobile Lease Securitization Trust	0.450%	02/15/24	$493,925
		Series - 2020 B (Class A3)
500,000		World Omni Automobile Lease Securitization Trust	0.750	11/16/26	476,354
		Series - 2021 A (Class B)
		TOTAL ASSET BACKED			117,822,858

OTHER MORTGAGE BACKED - 1.9%
2,500,000		BANK	1.650	12/15/53	2,198,960
		Series - 2020 BN30 (Class A3)
1,500,000		BANK	1.925	12/15/53	1,339,057
		Series - 2020 BN30 (Class A4)
500,000	i	BANK	2.111	12/15/53	447,281
		Series - 2020 BN30 (Class AS)
500,000	i	BANK	2.445	12/15/53	449,275
		Series - 2020 BN30 (Class B)
2,000,000		BANK	1.771	02/15/54	1,775,683
		Series - 2021 BN31 (Class A3)
1,000,000		BANK	2.036	02/15/54	900,522
		Series - 2021 BN31 (Class A4)
500,000	i	BANK	2.211	02/15/54	453,171
		Series - 2021 BN31 (Class AS)
500,000	i	BANK	2.383	02/15/54	446,309
		Series - 2021 BN31 (Class B)
500,000	i	BANK	2.545	02/15/54	434,308
		Series - 2021 BN31 (Class C)
2,000,000		BANK	3.538	11/15/54	2,017,233
		Series - 2017 BNK9 (Class A4)
1,500,000		BANK	3.390	06/15/60	1,502,076
		Series - 2017 BNK5 (Class A5)
5,000,000		BANK	3.641	02/15/61	5,030,076
		Series - 2018 BN10 (Class ASB)
2,000,000	i	BANK	3.898	02/15/61	2,026,745
		Series - 2018 BN10 (Class AS)
8,000,000		BANK	3.584	05/15/62	8,100,165
		Series - 2019 BN18 (Class A4)
5,000,000		BANK	1.584	03/15/63	4,396,833
		Series - 2020 BN28 (Class A3)
1,000,000		BANK	2.438	06/15/63	932,431
		Series - 2021 BN34 (Class A5)
1,000,000		BANK	2.556	05/15/64	937,805
		Series - 2021 BN33 (Class A5)
1,000,000		BANK	2.792	05/15/64	945,313
		Series - 2021 BN33 (Class AS)
500,000		BANK	3.297	05/15/64	460,669
		Series - 2021 BN33 (Class C)
1,000,000	g,i	BANK	2.500	06/15/64	798,927
		Series - 2021 BN35 (Class D)
3,000,000		Barclays Commercial Mortgage Trust	3.674	02/15/50	3,044,842
		Series - 2017 C1 (Class A4)
12,500,000		Barclays Commercial Mortgage Trust	2.690	02/15/53	12,296,052
		Series - 2020 C6 (Class A2)
2,685,447		Benchmark Mortgage Trust	3.571	01/15/51	2,692,996
		Series - 2018 B1 (Class A2)
148

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,000,000	i	Benchmark Mortgage Trust	3.878%	01/15/51	$1,015,061
		Series - 2018 B1 (Class AM)
862,691		Benchmark Mortgage Trust	3.976	07/15/51	869,756
		Series - 2018 B4 (Class A2)
1,000,000	i	Benchmark Mortgage Trust	4.551	07/15/51	998,627
		Series - 2018 B4 (Class C)
5,850,000		Benchmark Mortgage Trust	3.542	05/15/52	5,896,282
		Series - 2019 B11 (Class A5)
1,000,000	i	Benchmark Mortgage Trust	2.944	02/15/53	953,708
		Series - 2020 B16 (Class AM)
1,500,000	i	Benchmark Mortgage Trust	3.176	02/15/53	1,413,278
		Series - 2020 B16 (Class B)
1,500,000	i	Benchmark Mortgage Trust	3.535	02/15/53	1,387,181
		Series - 2020 B16 (Class C)
2,000,000	i	Benchmark Mortgage Trust	4.510	05/15/53	2,126,551
		Series - 2018 B7 (Class A4)
5,000,000		Benchmark Mortgage Trust	1.925	07/15/53	4,489,952
		Series - 2020 B18 (Class A5)
2,500,000		Benchmark Mortgage Trust	1.704	12/17/53	2,205,778
		Series - 2020 B21 (Class A4)
2,500,000		Benchmark Mortgage Trust	1.978	12/17/53	2,241,006
		Series - 2020 B21 (Class A5)
2,500,000		Benchmark Mortgage Trust	1.685	01/15/54	2,218,045
		Series - 2020 B22 (Class A4)
1,500,000		Benchmark Mortgage Trust	1.973	01/15/54	1,344,009
		Series - 2020 B22 (Class A5)
1,500,000		Benchmark Mortgage Trust	2.163	01/15/54	1,341,423
		Series - 2020 B22 (Class AM)
2,000,000		Benchmark Mortgage Trust	1.620	02/15/54	1,881,709
		Series - 2021 B23 (Class A2)
1,500,000		Benchmark Mortgage Trust	1.823	02/15/54	1,336,749
		Series - 2021 B23 (Class A4A1)
1,500,000		Benchmark Mortgage Trust	2.070	02/15/54	1,354,182
		Series - 2021 B23 (Class A5)
500,000		Benchmark Mortgage Trust	2.095	02/15/54	435,200
		Series - 2021 B23 (Class B)
500,000		Benchmark Mortgage Trust	2.274	02/15/54	448,803
		Series - 2021 B23 (Class AS)
500,000	i	Benchmark Mortgage Trust	2.563	02/15/54	432,872
		Series - 2021 B23 (Class C)
1,000,000		Benchmark Mortgage Trust	2.577	04/15/54	939,338
		Series - 2021 B25 (Class A5)
1,000,000		Benchmark Mortgage Trust	2.847	04/15/54	951,433
		Series - 2021 B25 (Class AS)
1,700,000		Benchmark Mortgage Trust	2.613	06/15/54	1,601,168
		Series - 2021 B26 (Class A5)
702,000	i	Benchmark Mortgage Trust	2.688	06/15/54	634,606
		Series - 2021 B26 (Class B)
500,000		Benchmark Mortgage Trust	2.825	06/15/54	470,958
		Series - 2021 B26 (Class AM)
1,500,000		Benchmark Mortgage Trust	2.512	07/15/54	1,380,054
		Series - 2021 B27 (Class AS)
5,000,000		Benchmark Mortgage Trust	2.914	12/15/72	4,931,568
		Series - 2019 B15 (Class A2)
149

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,000,000	i	CD Mortgage Trust	3.526%	11/10/49	$1,004,071
		Series - 2016 CD2 (Class A4)
2,000,000		CD Mortgage Trust	3.631	02/10/50	2,017,397
		Series - 2017 CD3 (Class A4)
1,000,000		CD Mortgage Trust	3.025	08/15/50	1,000,739
		Series - 2017 CD5 (Class A2)
2,500,000		CD Mortgage Trust	3.431	08/15/50	2,495,855
		Series - 2017 CD5 (Class A4)
1,000,000	i	CD Mortgage Trust	3.684	08/15/50	997,272
		Series - 2017 CD5 (Class AS)
1,750,000		CD Mortgage Trust	4.279	08/15/51	1,837,313
		Series - 2018 CD7 (Class A4)
1,053,000		Citigroup Commercial Mortgage Trust	3.422	04/10/46	1,055,429
		Series - 2013 GC11 (Class AS)
755,000		Citigroup Commercial Mortgage Trust	4.023	03/10/47	763,159
		Series - 2014 GC19 (Class A4)
440,887		Citigroup Commercial Mortgage Trust	3.622	07/10/47	442,391
		Series - 2014 GC23 (Class A4)
500,000		Citigroup Commercial Mortgage Trust	3.635	10/10/47	501,607
		Series - 2014 GC25 (Class A4)
1,000,000		Citigroup Commercial Mortgage Trust	3.137	02/10/48	993,327
		Series - 2015 GC27 (Class A5)
1,000,000		Citigroup Commercial Mortgage Trust	3.571	02/10/48	991,103
		Series - 2015 GC27 (Class AS)
1,000,000		Citigroup Commercial Mortgage Trust	3.616	02/10/49	1,004,142
		Series - 2016 GC36 (Class A5)
2,000,000		Citigroup Commercial Mortgage Trust	3.314	04/10/49	1,985,249
		Series - 2016 GC37 (Class A4)
500,000		Citigroup Commercial Mortgage Trust	3.576	04/10/49	488,363
		Series - 2016 GC37 (Class AS)
1,500,000		Citigroup Commercial Mortgage Trust	2.832	08/10/49	1,441,689
		Series - 2016 C2 (Class A4)
1,000,000		Citigroup Commercial Mortgage Trust	3.465	09/15/50	1,005,571
		Series - 2017 P8 (Class A4)
1,480,000		Citigroup Commercial Mortgage Trust	3.778	09/10/58	1,498,706
		Series - 2015 GC33 (Class A4)
301,345		COMM Mortgage Trust	2.941	01/10/46	301,786
		Series - 2013 LC6 (Class A4)
320,069		COMM Mortgage Trust	3.213	03/10/46	320,911
		Series - 2013 CR7 (Class A4)
1,000,000		COMM Mortgage Trust	4.046	10/10/46	1,011,374
		Series - 2013 CR12 (Class A4)
2,750,000		COMM Mortgage Trust	3.955	02/10/47	2,779,129
		Series - 2014 CR14 (Class A3)
500,000		COMM Mortgage Trust	3.961	03/10/47	505,717
		Series - 2014 UBS2 (Class A5)
1,000,000		COMM Mortgage Trust	4.051	04/10/47	1,013,497
		Series - 2014 CR16 (Class A4)
1,000,000		COMM Mortgage Trust	3.819	06/10/47	1,009,935
		Series - 2014 UBS3 (Class A4)
1,000,000		COMM Mortgage Trust	3.694	08/10/47	1,003,241
		Series - 2014 UBS4 (Class A5)
836,281		COMM Mortgage Trust	3.326	11/10/47	832,017
		Series - 2014 CR20 (Class A3)
150

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,000,000		COMM Mortgage Trust	3.590%	11/10/47	$1,004,025
		Series - 2014 CR20 (Class A4)
1,000,000	i	COMM Mortgage Trust	4.339	12/10/47	993,735
		Series - 2014 CR21 (Class B)
3,150,000		COMM Mortgage Trust	3.183	02/10/48	3,139,898
		Series - 2015 LC19 (Class A4)
1,000,000	i	COMM Mortgage Trust	4.231	02/10/48	988,407
		Series - 2015 LC19 (Class C)
1,700,000		COMM Mortgage Trust	3.708	07/10/48	1,715,184
		Series - 2015 LC21 (Class A4)
900,272		COMM Mortgage Trust	3.432	08/10/48	889,508
		Series - 2015 CR24 (Class A4)
1,000,000		COMM Mortgage Trust	3.759	08/10/48	1,012,861
		Series - 2015 CR25 (Class A4)
856,534		COMM Mortgage Trust	3.221	10/10/48	851,645
		Series - 2015 LC23 (Class A2)
1,500,000		COMM Mortgage Trust	3.774	10/10/48	1,515,263
		Series - 2015 LC23 (Class A4)
500,000		COMM Mortgage Trust	4.258	08/10/50	508,712
		Series - 2013 CR11 (Class A4)
5,000,000		COMM Mortgage Trust	2.827	08/15/57	4,909,819
		Series - 2019 GC44 (Class A2)
3,000,000		COMM Mortgage Trust	3.263	08/15/57	2,910,994
		Series - 2019 GC44 (Class AM)
650,000	i	CSAIL Commercial Mortgage Trust	4.921	01/15/49	636,297
		Series - 2016 C6 (Class C)
2,000,000	i	CSAIL Commercial Mortgage Trust	4.224	08/15/51	2,070,759
		Series - 2018 CX12 (Class A4)
10,000,000		CSAIL Commercial Mortgage Trust	4.053	03/15/52	10,313,428
		Series - 2019 C15 (Class A4)
2,000,000		DBGS Mortgage Trust	4.358	10/15/51	2,033,362
		Series - 2018 C1 (Class A2)
5,790,000		DBGS Mortgage Trust	4.466	10/15/51	6,132,450
		Series - 2018 C1 (Class A4)
3,500,000		DBJPM	3.276	05/10/49	3,489,236
		Series - 2016 C1 (Class A4)
1,000,000		DBJPM	3.539	05/10/49	990,780
		Series - 2016 C1 (Class AM)
1,590,000		DBJPM	3.328	06/10/50	1,589,009
		Series - 2017 C6 (Class A5)
5,000,000		DBJPM	1.900	08/15/53	4,784,778
		Series - 2020 C9 (Class A2)
1,500,000		Freddie Mac Multifamily Structured Pass Through Certificates	1.199	12/25/27	1,359,006
		Series - 2021 K741 (Class AM)
8,440,000		Freddie Mac Multifamily Structured Pass Through Certificates	1.603	12/25/27	7,895,473
		Series - 2021 K741 (Class A2)
2,951,296		Freddie Mac Multifamily Structured Pass Through Certificates	1.712	07/25/28	2,769,338
		Series - 2021 K744 (Class A2)
922,321		Freddie Mac Multifamily Structured Pass Through Certificates	1.229	03/25/30	857,898
		Series - 2021 K128 (Class A1)
980,945		Freddie Mac Multifamily Structured Pass Through Certificates	1.101	08/25/30	900,702
		Series - 2021 K125 (Class A1)
1,985,631		Freddie Mac Multifamily Structured Pass Through Certificates	1.353	11/25/30	1,839,215
		Series - 2021 K127 (Class A1)
151

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,000,000		Freddie Mac Multifamily Structured Pass Through Certificates	1.792%	01/25/31	$912,358
		Series - 2021 K126 (Class AM)
9,000,000		Freddie Mac Multifamily Structured Pass Through Certificates	1.846	01/25/31	8,306,564
		Series - 2021 K125 (Class A2)
3,000,000		Freddie Mac Multifamily Structured Pass Through Certificates	2.108	01/25/31	2,826,742
		Series - 2021 K127 (Class A2)
1,332,000		Freddie Mac Multifamily Structured Pass Through Certificates	1.851	02/25/31	1,219,739
		Series - 2021 K127 (Class AM)
1,000,000		Freddie Mac Multifamily Structured Pass Through Certificates	1.749	03/25/31	906,990
		Series - 2021 K128 (Class AM)
2,000,000		Freddie Mac Multifamily Structured Pass Through Certificates	2.020	03/25/31	1,870,787
		Series - 2021 K128 (Class A2)
1,000,000		Freddie Mac Multifamily Structured Pass Through Certificates	1.647	05/25/31	896,961
		Series - 2021 K129 (Class AM)
1,892,103		Freddie Mac Multifamily Structured Pass Through Certificates	2.007	07/25/35	1,776,774
		Series - 2021 1520 (Class A1)
2,000,000		Freddie Mac Multifamily Structured Pass Through Certificates	2.438	02/25/36	1,822,201
		Series - 2021 1520 (Class A2)
2,000,000		Freddie Mac Multifamily Structured Pass Through Certificates	2.184	08/25/36	1,758,343
		Series - 2021 1521 (Class A2)
300,000		GS Mortgage Securities Corp II	2.943	02/10/46	300,321
		Series - 2013 GC10 (Class A5)
300,000		GS Mortgage Securities Corp II	3.279	02/10/46	300,550
		Series - 2013 GC10 (Class AS)
800,000		GS Mortgage Securities Corp II	3.382	05/10/50	795,129
		Series - 2015 GC30 (Class A4)
139,224		GS Mortgage Securities Trust	4.740	05/10/45	139,109
		Series - 2012 GCJ7 (Class B)
500,000		GS Mortgage Securities Trust	3.135	06/10/46	502,057
		Series - 2013 GC12 (Class A4)
197,946		GS Mortgage Securities Trust	3.813	11/10/46	200,150
		Series - 2013 GC16 (Class AAB)
1,000,000		GS Mortgage Securities Trust	4.074	01/10/47	1,012,682
		Series - 2014 GC18 (Class A4)
1,500,000		GS Mortgage Securities Trust	3.964	11/10/47	1,506,134
		Series - 2014 GC26 (Class AS)
1,841,317		GS Mortgage Securities Trust	3.136	02/10/48	1,822,163
		Series - 2015 GC28 (Class A4)
1,423,318		GS Mortgage Securities Trust	3.178	11/10/49	1,395,225
		Series - 2016 GS4 (Class A3)
1,350,000	i	GS Mortgage Securities Trust	3.958	11/10/49	1,250,446
		Series - 2016 GS4 (Class C)
1,000,000		GS Mortgage Securities Trust	2.945	08/10/50	1,002,113
		Series - 2017 GS7 (Class A2)
1,500,000		GS Mortgage Securities Trust	3.430	08/10/50	1,507,953
		Series - 2017 GS7 (Class A4)
1,000,000		GS Mortgage Securities Trust	3.872	02/10/52	1,010,274
		Series - 2019 GC38 (Class A2)
2,500,000		GS Mortgage Securities Trust	3.968	02/10/52	2,571,825
		Series - 2019 GC38 (Class A4)
500,000	i	GS Mortgage Securities Trust	4.309	02/10/52	502,459
		Series - 2019 GC38 (Class B)
2,500,000		GS Mortgage Securities Trust	2.898	02/13/53	2,451,498
		Series - 2020 GC45 (Class A2)
152

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$4,000,000	i	GS Mortgage Securities Trust	3.173%	02/13/53	$3,927,987
		Series - 2020 GC45 (Class AS)
2,000,000	i	GS Mortgage Securities Trust	3.405	02/13/53	1,909,459
		Series - 2020 GC45 (Class B)
2,000,000		GS Mortgage Securities Trust	2.125	05/12/53	1,799,328
		Series - 2020 GC47 (Class A4)
4,000,000		GS Mortgage Securities Trust	2.377	05/12/53	3,710,596
		Series - 2020 GC47 (Class A5)
1,000,000		GS Mortgage Securities Trust	1.662	12/12/53	919,612
		Series - 2020 GSA2 (Class AAB)
3,000,000		GS Mortgage Securities Trust	1.721	12/12/53	2,648,180
		Series - 2020 GSA2 (Class A4)
2,000,000		GS Mortgage Securities Trust	2.012	12/12/53	1,782,849
		Series - 2020 GSA2 (Class A5)
1,000,000		GS Mortgage Securities Trust	2.224	12/12/53	886,128
		Series - 2020 GSA2 (Class AS)
300,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	5.270	05/15/45	286,860
		Series - 2012 C6 (Class D)
33,728		JP Morgan Chase Commercial Mortgage Securities Corp	3.483	06/15/45	33,748
		Series - 2012 CBX (Class A4)
410,544	i	JP Morgan Chase Commercial Mortgage Securities Corp	3.994	01/15/46	414,686
		Series - 2013 C13 (Class A4)
1,500,000		JP Morgan Chase Commercial Mortgage Securities Corp	2.960	04/15/46	1,498,810
		Series - 2013 LC11 (Class A5)
500,000		JP Morgan Chase Commercial Mortgage Securities Corp	4.166	12/15/46	506,399
		Series - 2013 C16 (Class A4)
78,489		JP Morgan Chase Commercial Mortgage Securities Corp	2.702	12/15/47	78,652
		Series - 2013 C10 (Class ASB)
186,996		JP Morgan Chase Commercial Mortgage Securities Corp	2.840	12/15/47	187,333
		Series - 2012 LC9 (Class A5)
491,190		JP Morgan Chase Commercial Mortgage Securities Corp	3.143	12/15/47	492,227
		Series - 2013 C10 (Class A5)
574,000		JP Morgan Chase Commercial Mortgage Securities Corp	3.372	12/15/47	577,181
		Series - 2013 C10 (Class AS)
1,000,000		JP Morgan Chase Commercial Mortgage Securities Corp	2.822	08/15/49	977,214
		Series - 2016 JP2 (Class A4)
1,400,000		JP Morgan Chase Commercial Mortgage Securities Corp	3.109	07/15/50	1,392,610
		Series - 2017 JP6 (Class A3)
698,388		JP Morgan Chase Commercial Mortgage Securities Corp	3.038	09/15/50	699,733
		Series - 2017 JP7 (Class A2)
2,500,000		JP Morgan Chase Commercial Mortgage Securities Corp	3.454	09/15/50	2,510,492
		Series - 2017 JP7 (Class A5)
2,150,000		JP Morgan Chase Commercial Mortgage Securities Corp	3.219	06/13/52	2,153,922
		Series - 2019 COR5 (Class ASB)
2,000,000		JPMBB Commercial Mortgage Securities Trust	3.801	09/15/47	2,019,669
		Series - 2014 C22 (Class A4)
1,875,000	i	JPMBB Commercial Mortgage Securities Trust	4.118	05/15/48	1,813,034
		Series - 2015 C29 (Class B)
2,700,000		JPMBB Commercial Mortgage Securities Trust	3.227	10/15/48	2,681,740
		Series - 2015 C28 (Class A4)
1,100,000		JPMBB Commercial Mortgage Securities Trust	3.532	10/15/48	1,076,833
		Series - 2015 C28 (Class AS)
2,000,000		JPMBB Commercial Mortgage Securities Trust	3.770	12/15/48	2,016,739
		Series - 2015 C33 (Class A4)
153

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,000,000		JPMBB Commercial Mortgage Securities Trust	3.576%	03/17/49	$1,007,539
		Series - 2016 C1 (Class A5)
500,000		JPMBB Commercial Mortgage Securities Trust	3.970	03/17/49	504,597
		Series - 2016 C1 (Class AS)
500,000	i	JPMBB Commercial Mortgage Securities Trust	4.733	03/17/49	506,001
		Series - 2016 C1 (Class B)
1,000,000	i	JPMDB Commercial Mortgage Securities Trust	3.990	06/15/49	947,306
		Series - 2016 C2 (Class B)
5,922,824		JPMDB Commercial Mortgage Securities Trust	3.141	12/15/49	5,879,907
		Series - 2016 C4 (Class A3)
5,000,000		JPMDB Commercial Mortgage Securities Trust	2.946	11/13/52	4,933,110
		Series - 2019 COR6 (Class A2)
60,000		Morgan Stanley Bank of America Merrill Lynch Trust	2.918	02/15/46	59,989
		Series - 2013 C7 (Class A4)
485,066		Morgan Stanley Bank of America Merrill Lynch Trust	2.834	05/15/46	482,977
		Series - 2013 C9 (Class A3)
1,250,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.102	05/15/46	1,248,595
		Series - 2013 C9 (Class A4)
500,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.456	05/15/46	500,647
		Series - 2013 C9 (Class AS)
240,000	i	Morgan Stanley Bank of America Merrill Lynch Trust	3.708	05/15/46	239,453
		Series - 2013 C9 (Class B)
53,232		Morgan Stanley Bank of America Merrill Lynch Trust	3.824	10/15/46	53,695
		Series - 2013 C12 (Class ASB)
455,235		Morgan Stanley Bank of America Merrill Lynch Trust	3.654	04/15/47	459,888
		Series - 2014 C15 (Class ASB)
2,000,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.892	06/15/47	2,018,613
		Series - 2014 C16 (Class A5)
3,500,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.249	02/15/48	3,484,705
		Series - 2015 C20 (Class A4)
1,000,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.306	04/15/48	993,160
		Series - 2015 C22 (Class A4)
1,000,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.732	05/15/48	1,007,618
		Series - 2015 C24 (Class A4)
3,000,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.134	12/15/48	3,006,625
		Series - 2013 C8 (Class A4)
2,000,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.599	05/15/50	2,013,641
		Series - 2017 C33 (Class A5)
535,000		Morgan Stanley Capital I Trust	3.594	03/15/49	539,149
		Series - 2016 UBS9 (Class A4)
557,543		Morgan Stanley Capital I Trust	3.997	07/15/51	563,593
		Series - 2018 H3 (Class A2)
1,000,000	i	Morgan Stanley Capital I Trust	4.864	07/15/51	1,021,213
		Series - 2018 H3 (Class C)
1,500,000	i	Morgan Stanley Capital I Trust	4.238	10/15/51	1,556,731
		Series - 2018 L1 (Class ASB)
2,000,000		Morgan Stanley Capital I Trust	4.288	10/15/51	2,027,235
		Series - 2018 L1 (Class A2)
1,500,000	i	Morgan Stanley Capital I Trust	4.407	10/15/51	1,570,639
		Series - 2018 L1 (Class A4)
1,000,000		Morgan Stanley Capital I Trust	4.071	03/15/52	1,029,578
		Series - 2019 L2 (Class A4)
5,000,000		Morgan Stanley Capital I Trust	3.224	06/15/52	5,007,679
		Series - 2019 H6 (Class ASB)
154

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$750,000		Morgan Stanley Capital I Trust	3.417%	06/15/52	$742,722
		Series - 2019 H6 (Class A4)
5,000,000		Morgan Stanley Capital I Trust	1.790	07/15/53	4,446,035
		Series - 2020 HR8 (Class A3)
2,000,000		Morgan Stanley Capital I Trust	2.438	05/15/54	1,864,219
		Series - 2021 L5 (Class A3)
1,000,000		Morgan Stanley Capital I Trust	2.951	05/15/54	957,215
		Series - 2021 L5 (Class AS)
1,500,000		UBS Barclays Commercial Mortgage Trust	3.185	03/10/46	1,503,873
		Series - 2013 C5 (Class A4)
500,000		UBS Barclays Commercial Mortgage Trust	3.244	04/10/46	501,663
		Series - 2013 C6 (Class A4)
626,136		UBS Barclays Commercial Mortgage Trust	3.525	05/10/63	625,397
		Series - 2012 C2 (Class A4)
38,117		UBS Commercial Mortgage Trust	4.822	05/10/45	38,091
		Series - 2012 C1 (Class B)
972,542		UBS Commercial Mortgage Trust	2.998	08/15/50	974,387
		Series - 2017 C3 (Class A2)
1,500,000		UBS Commercial Mortgage Trust	3.426	08/15/50	1,489,558
		Series - 2017 C3 (Class A4)
1,000,000	i	UBS Commercial Mortgage Trust	3.739	08/15/50	984,383
		Series - 2017 C3 (Class AS)
647,204		UBS Commercial Mortgage Trust	3.147	10/15/50	648,964
		Series - 2017 C4 (Class A2)
4,934,166		UBS Commercial Mortgage Trust	3.713	02/15/51	4,960,608
		Series - 2018 C8 (Class A2)
11,000,000		UBS Commercial Mortgage Trust	4.313	05/15/51	11,496,476
		Series - 2018 C10 (Class A4)
2,000,000		UBS Commercial Mortgage Trust	4.296	08/15/51	2,086,777
		Series - 2018 C12 (Class A5)
2,400,000	i	UBS Commercial Mortgage Trust	5.267	12/15/51	2,209,101
		Series - 2018 C14 (Class C)
875,000	i	Wells Fargo Commercial Mortgage Trust	3.872	05/15/48	876,456
		Series - 2015 C28 (Class AS)
2,000,000		Wells Fargo Commercial Mortgage Trust	3.695	11/15/48	2,017,466
		Series - 2015 C31 (Class A4)
480,000	i	Wells Fargo Commercial Mortgage Trust	4.224	12/15/48	476,345
		Series - 2015 NXS4 (Class B)
2,000,000		Wells Fargo Commercial Mortgage Trust	2.652	08/15/49	1,940,873
		Series - 2016 BNK1 (Class A3)
500,000		Wells Fargo Commercial Mortgage Trust	2.967	08/15/49	463,722
		Series - 2016 BNK1 (Class B)
1,000,000		Wells Fargo Commercial Mortgage Trust	3.377	11/15/49	982,142
		Series - 2016 NXS6 (Class AS)
2,000,000		Wells Fargo Commercial Mortgage Trust	4.152	08/15/51	2,079,780
		Series - 2018 C46 (Class A4)
2,700,000		Wells Fargo Commercial Mortgage Trust	3.760	03/15/52	2,725,074
		Series - 2019 C49 (Class A4)
2,000,000		Wells Fargo Commercial Mortgage Trust	3.635	05/15/52	2,018,841
		Series - 2019 C50 (Class ASB)
3,250,000		Wells Fargo Commercial Mortgage Trust	4.192	05/15/52	3,248,693
		Series - 2019 C50 (Class B)
10,000,000		Wells Fargo Commercial Mortgage Trust	3.040	10/15/52	9,758,588
		Series - 2019 C53 (Class A4)
155

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$2,500,000		Wells Fargo Commercial Mortgage Trust	1.810%	07/15/53	$2,232,485
		Series - 2020 C58 (Class A3)
1,500,000		Wells Fargo Commercial Mortgage Trust	2.092	07/15/53	1,354,868
		Series - 2020 C58 (Class A4)
500,000		Wells Fargo Commercial Mortgage Trust	2.398	07/15/53	456,140
		Series - 2020 C58 (Class AS)
10,000,000		Wells Fargo Commercial Mortgage Trust	1.864	08/15/53	8,969,199
		Series - 2020 C57 (Class A3)
1,893,000		Wells Fargo Commercial Mortgage Trust	2.626	04/15/54	1,782,012
		Series - 2021 C59 (Class A5)
117,000		Wells Fargo Commercial Mortgage Trust	3.896	03/15/59	112,618
		Series - 2016 C33 (Class C)
250,364		WF-RBS Commercial Mortgage Trust	3.001	08/15/45	250,329
		Series - 2012 C8 (Class A3)
775,000		WF-RBS Commercial Mortgage Trust	3.241	12/15/45	772,670
		Series - 2012 C10 (Class AS)
600,000		WF-RBS Commercial Mortgage Trust	3.337	06/15/46	601,988
		Series - 2013 C14 (Class A5)
500,000	i	WF-RBS Commercial Mortgage Trust	4.646	03/15/47	488,628
		Series - 2014 C19 (Class C)
1,000,000	i	WF-RBS Commercial Mortgage Trust	4.723	03/15/47	996,525
		Series - 2014 C19 (Class B)
349,331		WF-RBS Commercial Mortgage Trust	3.198	03/15/48	350,112
		Series - 2013 C12 (Class A4)
		TOTAL OTHER MORTGAGE BACKED			400,047,272

		TOTAL STRUCTURED ASSETS			517,870,130
		(Cost $542,277,609)

		TOTAL BONDS			21,020,678,993
		(Cost $21,907,453,858)

SHORT-TERM INVESTMENTS - 1.9%

GOVERNMENT AGENCY DEBT - 0.8%
5,000,000		Federal Agricultural Mortgage Corp (FAMC)	0.000	05/03/22	4,999,111
20,000,000		Federal Farm Credit Bank (FFCB)	0.000	04/27/22	19,997,546
16,425,000		FFCB	0.000	04/29/22	16,422,830
25,000,000		Federal Home Loan Bank (FHLB)	0.000	04/01/22	25,000,000
12,300,000		FHLB	0.000	04/06/22	12,299,710
25,000,000		FHLB	0.000	04/21/22	24,997,641
10,000,000		FHLB	0.000	05/04/22	9,996,159
10,000,000		FHLB	0.000	05/18/22	9,994,530
20,000,000		FHLB	0.000	05/24/22	19,987,663
15,000,000		FHLB	0.000	05/27/22	14,990,247
		TOTAL GOVERNMENT AGENCY DEBT			158,685,437

REPURCHASE AGREEMENT - 0.5%
113,060,000	r	Fixed Income Clearing Corp (FICC)	0.250	04/01/22	113,060,000
		TOTAL REPURCHASE AGREEMENT			113,060,000

156

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

TREASURY DEBT - 0.3%
$10,000,000		United States Cash Management Bill	0.000%	04/19/22	$9,999,306
20,000,000		United States Treasury Bill	0.000	05/12/22	19,995,638
10,000,000		United States Treasury Bill	0.000	06/23/22	9,989,250
25,000,000		United States Treasury Note	1.750	05/15/22	25,044,291
		TOTAL TREASURY DEBT			65,028,485

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.3%
64,739,600	c	State Street Navigator Securities Lending Government Money Market Portfolio	0.290		64,739,600
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			64,739,600

		TOTAL SHORT-TERM INVESTMENTS			401,513,522
		(Cost $401,525,461)

		TOTAL INVESTMENTS - 101.4%			21,422,192,515
		(Cost $22,308,979,319)
		OTHER ASSETS & LIABILITIES, NET - (1.4)%			(295,025,651)
		NET ASSETS - 100.0%			$21,127,166,864

DGS1	1-Year Treasury Constant Maturity Rate
LIBOR	London Interbank Offered Rate
M	Month
REIT	Real Estate Investment Trust

‡	Perpetual security
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $66,483,156.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 3/31/22, the aggregate value of these securities is $159,296,131 or 0.8% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
r	Agreement with Fixed Income Clearing Corp (FICC), 0.250% dated 3/31/22 to be repurchased at $113,060,000 on 4/1/22, collateralized by Government Agency Securities, with coupon rate 0.125% and maturity date 1/15/32, valued at $115,321,219.
157

TIAA-CREF FUNDS - Core Bond Fund

TIAA-CREF FUNDS
CORE BOND FUND
SCHEDULE OF INVESTMENTS
March 31, 2022

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE

BANK LOAN OBLIGATIONS - 1.8%

AUTOMOBILES & COMPONENTS - 0.0%
$847,326	i	Clarios Global LP	LIBOR 1M + 3.250%	3.707%	04/30/26	$835,675
800,545	i	Gates Global LLC	LIBOR 1M + 2.500%	3.250	03/31/27	788,137
		TOTAL AUTOMOBILES & COMPONENTS				1,623,812

BANKS - 0.0%
275,000	i	Amentum Government Services Holdings LLC	SOFR 3M + 4.000%	4.500	02/15/29	271,906
		TOTAL BANKS				271,906

CAPITAL GOODS - 0.1%
701,491	i	Avolon TLB Borrower US LLC	LIBOR 1M + 1.750%	2.500	01/15/25	688,780
906,504	i	Avolon TLB Borrower US LLC	LIBOR 1M + 1.500%	2.250	02/12/27	883,461
2,855,000	h,i	Clydesdale Acquisition Holdings, Inc	LIBOR 1 M + 4.250%	4.750	03/30/29	2,807,407
840,631	i	Cornerstone Building Brands, Inc	LIBOR 1M + 3.250%	3.750	04/12/28	811,907
379,482	i	Prometric Holdings Inc	LIBOR 1M + 3.000%	4.000	01/29/25	371,892
886,364	i	SRAM LLC	LIBOR 3M + 2.750%	3.258	05/18/28	874,912
1,444,146	i	TransDigm, Inc	LIBOR 1M + 2.250%	2.707	08/22/24	1,421,588
473,006	i	TransDigm, Inc	LIBOR 1M + 2.250%	2.707	12/09/25	464,728
579,174	i	Univar Solutions USA, Inc	LIBOR 1M + 1.750%	2.207	05/26/28	573,926
		TOTAL CAPITAL GOODS				8,898,601

COMMERCIAL & PROFESSIONAL SERVICES - 0.2%
1,350,505	i	Clean Harbors, Inc	LIBOR 1M + 1.750%	2.207	06/28/24	1,341,389
661,563	i	Dun & Bradstreet Corp	LIBOR 1M + 3.250%	3.697	02/06/26	654,590
1,377,228	i	GFL Environmental, Inc		3.500	05/31/25	1,370,342
1,686,939	i	Intrado Corp	LIBOR 3M + 4.000%	5.000	10/10/24	1,536,464
253,222	i	KAR Auction Services, Inc	LIBOR 1M + 2.250%	2.750	09/19/26	250,689
2,400,000	i	Maxar Technologies Ltd	LIBOR 1M + 2.750%	2.870	10/04/24	2,359,704
1,421,714	i	Peraton Corp	LIBOR 1M + 3.750%	4.500	02/01/28	1,409,715
2,602,317	i	Prime Security Services Borrower LLC	LIBOR 3M + 2.750%	3.500	09/23/26	2,580,640
1,462,217	i	Sedgwick Claims Management Services, Inc	LIBOR 1M + 3.250%	3.707	12/31/25	1,445,767
1,831,163	i	Spin Holdco, Inc	LIBOR 3M + 4.000%	4.750	03/04/28	1,814,884
2,310,087	i	Trans Union LLC	LIBOR 1M + 2.250%	2.750	12/01/28	2,289,873
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES				17,054,057

CONSUMER DURABLES & APPAREL - 0.0%
997,500	i	Conair Holdings LLC	LIBOR 3M + 3.750%	4.756	05/17/28	980,044
1,481,306	i	Great Outdoors Group LLC	LIBOR 1M + 3.750%	4.500	03/06/28	1,473,899
1,061,246	i	Samsonite IP Holdings Sarl	LIBOR 1M + 1.750%	2.207	04/25/25	1,033,388
		TOTAL CONSUMER DURABLES & APPAREL				3,487,331

CONSUMER SERVICES - 0.2%
1,325,342	i	1011778 BC ULC	LIBOR 1M + 1.750%	2.207	11/19/26	1,295,243
1,361,250	i	AlixPartners LLP	LIBOR 1M + 2.750%	3.250	02/04/28	1,338,490
158

TIAA-CREF FUNDS - Core Bond Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE

$354,600	i	Caesars Resort Collection LLC	LIBOR 1M + 3.500%	3.957%	07/21/25	$353,004
1,192,013	i	Carnival Corp	LIBOR 3M + 3.250%	4.000	10/18/28	1,163,702
663,338	i	CCC Intelligent Solutions, Inc	LIBOR 3M + 2.250%	3.256	09/21/28	656,041
989,637	i	ClubCorp Holdings, Inc	LIBOR 3M + 2.750%	3.756	09/18/24	937,068
1,977,429	i	Golden Nugget LLC	LIBOR 1 M + 4.000%	4.500	01/27/29	1,965,071
2,673,000	i	IRB Holding Corp	SOFR 3M + 3.000%	3.750	12/15/27	2,655,171
384,646	i	KFC Holding Co	LIBOR 1M + 1.750%	2.218	03/09/28	380,718
322,255	i	KUEHG Corp	LIBOR 3M + 3.750%	4.756	02/21/25	316,918
643,824	i	Life Time, Inc	LIBOR 3M + 4.750%	5.750	12/10/24	639,800
1,875,369	i	Scientific Games International, Inc	LIBOR 1M + 2.750%	3.207	08/14/24	1,867,173
2,252,293	i	Sophia LP	LIBOR 1 M + 3.750%	4.256	10/07/27	2,227,427
1,375,000	h,i	Stars Group Holdings BV	LIBOR 3 M + 3.500%	3.256	07/21/26	1,362,680
1,702,422	i	Sterling Midco Holdings, Inc	LIBOR 3M + 3.500%	4.500	06/19/24	1,696,753
		TOTAL CONSUMER SERVICES				18,855,259

DIVERSIFIED FINANCIALS - 0.0%
606,796	i	Lions Gate Capital Holdings LLC	LIBOR 1M + 2.250%	2.707	03/24/25	597,318
1,364,688	i	Reynolds Group Holdings, Inc	LIBOR 1M + 3.250%	3.707	02/05/26	1,327,445
		TOTAL DIVERSIFIED FINANCIALS				1,924,763

ENERGY - 0.0%
1,396,633	i	Buckeye Partners LP	LIBOR 1M + 2.250%	2.707	11/01/26	1,385,069
593,125	i	ChampionX Holding, Inc	LIBOR 3M + 5.000%	6.000	06/03/27	594,116
1,903,069	i	Delek US Holdings, Inc	LIBOR 1M + 2.250%	2.707	03/31/25	1,848,699
482,575	i	DT Midstream, Inc	LIBOR 1M + 2.000%	2.500	06/26/28	481,301
		TOTAL ENERGY				4,309,185

FOOD & STAPLES RETAILING - 0.0%
1,100,000	i	US Foods, Inc	LIBOR 3M + 2.750%	3.258	11/22/28	1,085,788
		TOTAL FOOD & STAPLES RETAILING				1,085,788

FOOD, BEVERAGE & TOBACCO - 0.1%
1,379,000	i	Chobani LLC	LIBOR 1M + 3.500%	4.500	10/20/27	1,353,144
147,375	i	Froneri US, Inc	LIBOR 1M + 2.250%	2.707	01/29/27	144,507
1,885,750	i	Hayward Industries, Inc	LIBOR 1M + 2.500%	3.000	05/28/28	1,860,613
1,514,110	i	Hearthside Food Solutions LLC	LIBOR 1M + 3.688%	4.145	05/23/25	1,456,150
979,950	i	Hostess Brands LLC	LIBOR 1M + 2.250%	3.000	08/01/25	966,123
2,017,753	i	Triton Water Holdings, Inc	LIBOR 3M + 3.500%	4.506	03/31/28	1,964,786
		TOTAL FOOD, BEVERAGE & TOBACCO				7,745,323

HEALTH CARE EQUIPMENT & SERVICES - 0.2%
1,485,000	i	ADMI Corp	LIBOR 1M + 3.375%	3.875	12/23/27	1,457,394
948,321	i	Change Healthcare Holdings LLC	LIBOR 1M + 2.500%	3.500	03/01/24	941,919
2,290,495	i	Da Vinci Purchaser Corp	LIBOR 3M + 4.000%	5.006	01/08/27	2,278,081
1,218,820	i	DaVita, Inc	LIBOR 1M + 1.750%	2.207	08/12/26	1,208,046
1,215,813	i	Global Medical Response, Inc	LIBOR 1 M + 4.250%	5.250	10/25/25	1,205,551
628,509	i	Grifols Worldwide Operations USA, Inc	LIBOR 1M + 2.000%	2.457	11/15/27	617,196
601,594	i	NMN Holdings III Corp	LIBOR 1M + 3.750%	4.207	11/13/25	582,042
129,078	i	NMN Holdings III Corp	Prime 3M + 2.750%	6.250	11/13/25	124,883
159

TIAA-CREF FUNDS - Core Bond Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE

$1,910,563	i	Onex TSG Intermediate Corp	LIBOR 1M + 4.750%	5.500%	02/28/28	$1,891,457
992,500	i	Phoenix Guarantor, Inc	LIBOR 1M + 3.500%	3.947	03/05/26	980,719
3,009,493	i	RegionalCare Hospital Partners Holdings, Inc	LIBOR 1M + 3.750%	4.197	11/16/25	2,988,487
1,946,734	i	Select Medical Corp	LIBOR 1M + 2.250%	2.710	03/06/25	1,921,192
3,173,120	i	Surgery Center Holdings, Inc	LIBOR 1M + 3.750%	4.500	09/03/26	3,144,975
		TOTAL HEALTH CARE EQUIPMENT & SERVICES				19,341,942

HOUSEHOLD & PERSONAL PRODUCTS - 0.0%
668,250	i	Energizer Holdings, Inc	LIBOR 1M + 2.250%	2.750	12/16/27	656,556
1,996,144	i	Weber-Stephen Products LLC	LIBOR 1M + 3.250%	4.000	10/29/27	1,930,271
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS				2,586,827

INSURANCE - 0.1%
1,351,420	i	Acrisure LLC	LIBOR 1M + 3.500%	3.957	02/15/27	1,330,027
616,900	i	Alliant Holdings Intermediate LLC	LIBOR 1M + 3.500%	4.000	11/05/27	612,187
1,917,727	i	Asurion LLC	LIBOR 1 M + 3.000%	3.209	11/03/24	1,891,013
825,189	i	Asurion LLC	LIBOR 1M + 3.250%	3.707	12/23/26	806,275
1,470,121	i	HUB International Ltd	LIBOR 3M + 3.250%	4.000	04/25/25	1,459,433
1,967,795	i	NFP Corp	LIBOR 1M + 3.250%	3.707	02/15/27	1,929,679
1,953,964	i	USI, Inc	LIBOR 3M + 3.000%	4.006	05/16/24	1,939,270
		TOTAL INSURANCE				9,967,884

MATERIALS - 0.1%
1,280,500	i	Asplundh Tree Expert LLC	LIBOR 1M + 1.750%	2.207	09/07/27	1,264,673
1,213,900	i	Eco Services Operations Corp	LIBOR 3M + 2.500%	3.000	06/09/28	1,196,699
710,362	i	H.B. Fuller Co	LIBOR 1M + 2.000%	2.449	10/21/24	706,924
769,188	i	Kloeckner Pentaplast of America, Inc	LIBOR 3M + 4.750%	5.554	02/12/26	698,522
392,338	i	Messer Industries USA, Inc	LIBOR 3M + 2.500%	2.724	03/01/26	386,398
146,513	i	Quikrete Holdings, Inc	LIBOR 1M + 2.625%	3.082	02/01/27	142,729
300,576	i	Reynolds Consumer Products LLC	LIBOR 1M + 1.750%	2.207	02/04/27	295,208
1,443,768	i	Tamko Building Products, Inc	LIBOR 3M + 3.000%	3.299	05/29/26	1,411,283
869,593	i	Tronox Finance LLC	LIBOR 3M + 2.250%	3.256	03/10/28	856,010
144,638	i	WR Grace Holdings LLC	LIBOR 3M + 3.750%	4.813	09/22/28	143,191
		TOTAL MATERIALS				7,101,637

MEDIA & ENTERTAINMENT - 0.3%
930,321	i	Alliance Laundry Systems LLC	LIBOR 3M + 3.500%	4.250	10/08/27	920,441
1,979,328	i	Altice Financing S.A.	LIBOR 3M + 2.750%	2.989	02/02/26	1,903,995
610,364	i	Arches Buyer, Inc	LIBOR 1M + 3.250%	3.750	12/06/27	599,353
1,209,688	i	Arterra Wines Canada, Inc	LIBOR 3M + 3.500%	4.506	11/19/27	1,195,474
296,250	i	Banijay Group US Holding, Inc	LIBOR 1M + 3.750%	3.991	03/03/25	293,287
197,500	i	Cablevision Lightpath LLC	LIBOR 1M + 3.250%	3.750	11/30/27	194,735
148,137	i	Cirque Du Soleil Holding USA Newco, Inc	LIBOR 3M + 6.000%	7.000	11/24/25	147,793
141,113	i	Cirque Du Soleil Holding USA Newco, Inc	LIBOR 3 M + 1.000%	2.000	11/24/27	139,878
595,500	i	CNT Holdings I Corp	LIBOR 3M + 3.500%	4.250	11/08/27	591,653
1,840,000	i	Coral-US Co-Borrower LLC	LIBOR 1M + 3.000%	3.397	10/15/29	1,820,073
1,100,000	i	Delta 2 Lux Sarl	LIBOR 1M + 2.500%	3.500	02/01/24	1,093,818
288,049	i	Diamond Sports Group LLC	SOFR 1M + 8.000%	9.000	05/25/26	291,690
1,466,250	†,i	Diamond Sports Group LLC	LIBOR 1 M + 3.250%	3.545	08/24/26	502,806
935,900	i	DIRECTV Financing LLC	LIBOR 1M + 5.000%	5.750	08/02/27	933,832
160

TIAA-CREF FUNDS - Core Bond Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE

$1,892,352	i	INEOS US Petrochem LLC	LIBOR 1M + 2.750%	3.250%	01/29/26	$1,856,397
2,400,000	i	Mozart Borrower LP	LIBOR 1M + 3.250%	3.750	10/23/28	2,374,800
231,080	i	Nielsen Finance LLC	LIBOR 1M + 2.000%	2.306	10/04/23	230,720
1,063,241	i	Organon & Co	LIBOR 3M + 3.000%	3.563	06/02/28	1,056,596
421,811	i	Park River Holdings, Inc	LIBOR 3M + 3.250%	4.000	12/28/27	411,945
1,100,000	i	Phoenix Newco, Inc	LIBOR 1M + 3.500%	4.000	11/15/28	1,090,969
1,221,938	i	Radiate Holdco LLC	LIBOR 1 M + 3.250%	4.000	09/25/26	1,210,182
1,865,328	i	Ryan Specialty Group LLC	LIBOR 1M + 3.000%	3.750	09/01/27	1,849,790
275,000	i	SkyMiles IP Ltd	LIBOR 3M + 3.750%	4.750	10/20/27	283,550
1,762,707	i	TK Elevator US Newco, Inc	LIBOR 6M + 3.500%	4.019	07/30/27	1,743,988
1,082,575	i	TricorBraun Holdings, Inc	LIBOR 1M + 3.250%	3.750	03/03/28	1,053,854
630,778	i	Univision Communications, Inc	LIBOR 1M + 3.250%	4.000	03/15/26	626,312
950,000	i	Virgin Media Bristol LLC	LIBOR 1M + 2.500%	2.897	01/31/28	937,090
262,703	i	Wand NewCo 3, Inc	LIBOR 1M + 3.000%	3.457	02/05/26	254,331
1,389,500	i	Woof Holdings, Inc	LIBOR 3M + 3.750%	4.678	12/21/27	1,377,342
		TOTAL MEDIA & ENTERTAINMENT				26,986,694

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.1%
618,766	i	Avantor, Inc	LIBOR 1M + 2.250%	2.750	11/08/27	613,129
1,655,471	i	Bausch Health Americas, Inc	LIBOR 1M + 3.000%	3.457	06/02/25	1,640,291
1,077,121	i	Bausch Health Americas, Inc	LIBOR 1M + 2.750%	3.207	11/27/25	1,066,350
1,969,962	i	Catalent Pharma Solutions, Inc	LIBOR 1M + 2.000%	2.500	02/22/28	1,965,037
2,660,229	i	Endo Luxembourg Finance Co I Sarl	LIBOR 1M + 5.000%	5.750	03/27/28	2,485,930
1,277,545	i	Horizon Therapeutics USA, Inc	LIBOR 1M + 2.000%	2.500	05/22/26	1,262,534
992,500	i	Jazz Financing Lux Sarl	LIBOR 1M + 3.500%	4.000	05/05/28	987,914
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES				10,021,185

REAL ESTATE - 0.0%
1,688,078	i	Cushman & Wakefield plc	LIBOR 1M + 2.750%	3.207	08/21/25	1,662,757
		TOTAL REAL ESTATE				1,662,757

RETAILING - 0.0%
1,097,250	i	Chariot Buyer LLC	LIBOR 3M + 3.500%	4.506	11/03/28	1,082,624
613,500	h,i	LS GROUP OPCO ACQUISITIO	LIBOR 3M + 3.250%	4.000	11/02/27	607,365
1,588,000	i	Resideo Funding, Inc	LIBOR 3M + 2.250%	2.750	02/09/28	1,562,195
965,170	i	Staples, Inc	LIBOR 3M + 5.000%	5.317	04/16/26	910,174
		TOTAL RETAILING				4,162,358

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0%
1,023,000	h,i	Bright Bidco BV	LIBOR 3M + 3.500%	4.774	06/30/24	609,749
1,100,000	h,i	MKS Instruments, Inc	LIBOR 1 M + 2.250%	2.750	10/20/28	1,089,341
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT				1,699,090

SOFTWARE & SERVICES - 0.1%
500,000	i	Avaya Holdings Corp	LIBOR 1M + 4.250%	4.647	12/15/27	495,875
785,693	i	Camelot Finance S.A.	LIBOR 1M + 3.000%	3.457	10/30/26	776,202
987,500	i	Camelot US Acquisition	LIBOR 1M + 3.000%	4.000	10/31/26	977,013
1,575,510	i	Hyland Software, Inc	LIBOR 1M + 3.500%	4.250	07/01/24	1,565,411
1,750,000	i	Informatica LLC	LIBOR 1M + 2.750%	3.250	10/27/28	1,729,875
161

TIAA-CREF FUNDS - Core Bond Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE

$65,643	i	IQVIA, Inc	LIBOR 1M + 1.750%	2.207%	03/07/24	$65,003
2,942,625	i	Magenta Buyer LLC	LIBOR 3M + 5.000%	5.750	07/27/28	2,915,406
2,640,000	h,i	NortonLifeLock, Inc	SOFR + 2.000%	2.500	01/28/29	2,604,809
1,385,983	i	Rackspace Technology Global, Inc	LIBOR 3M + 2.750%	3.500	02/03/28	1,357,764
472,625	i	RealPage, Inc	LIBOR 1M + 3.250%	3.750	04/24/28	466,670
687	i	Rocket Software, Inc	LIBOR 1M + 4.250%	4.707	11/28/25	676
1,006,536	h,i	SS&C Technologies, Inc		2.250	03/22/29	996,259
743,464	h,i	SS&C Technologies, Inc	LIBOR 1 M + 2.250%	2.750	03/22/29	735,873
		TOTAL SOFTWARE & SERVICES				14,686,836

TECHNOLOGY HARDWARE & EQUIPMENT - 0.0%
496,250	i	Ingram Micro, Inc	LIBOR 3M + 3.500%	4.506	06/30/28	491,412
818,923	i	Plantronics, Inc	LIBOR 1M + 2.500%	2.957	07/02/25	811,503
755,472	i	TTM Technologies, Inc	LIBOR 1M + 2.500%	2.731	09/28/24	748,861
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT				2,051,776

TELECOMMUNICATION SERVICES - 0.1%
1,846,638	i	CommScope, Inc	LIBOR 1M + 3.250%	3.707	04/06/26	1,795,080
833,368	i	MLN US Holdco LLC	LIBOR 1M + 4.500%	4.742	11/28/25	799,774
1,979,328	i	SFR Group S.A.	LIBOR 3M + 3.688%	3.927	01/31/26	1,931,705
623,553	i	Zayo Group Holdings, Inc	LIBOR 1M + 3.000%	3.457	03/09/27	606,249
		TOTAL TELECOMMUNICATION SERVICES				5,132,808

TRANSPORTATION - 0.1%
250,000	i	Air Canada	LIBOR 3M + 3.500%	4.250	08/11/28	247,395
1,439,394	i	American Airlines, Inc	LIBOR 3M + 2.000%	2.840	12/14/23	1,420,005
750,000	i	American Airlines, Inc	LIBOR 3M + 4.750%	5.500	04/20/28	758,670
312,374	i	Avis Budget Car Rental LLC	LIBOR 1M + 1.750%	2.210	08/06/27	305,346
378,100	i	CHG Healthcare Services, Inc	LIBOR 3M + 3.500%	5.000	09/29/28	374,202
997,500	i	Gulf Finance LLC	LIBOR 1M + 6.750%	7.750	08/25/26	909,151
550,000	i	Mileage Plus Holdings LLC	LIBOR 3M + 5.250%	6.250	06/18/27	569,938
2,000,000	i	XPO Logistics, Inc	LIBOR 1M + 1.750%	1.992	02/24/25	1,979,580
		TOTAL TRANSPORTATION				6,564,287

UTILITIES - 0.1%
1,577,246	i	AssuredPartners, Inc	LIBOR 1M + 3.500%	4.000	02/12/27	1,556,553
921,223	i	Calpine Corp	LIBOR 1M + 2.500%	2.960	12/16/27	912,591
665,174	h,i	Covanta Holding Corp	LIBOR 1 M + 2.500%	3.000	11/30/28	661,157
49,826	h,i	Covanta Holding Corp	LIBOR 1 M + 2.500%	3.000	11/30/28	49,525
1,979,630	i	First Eagle Holdings, Inc	LIBOR 3M + 2.500%	3.506	02/02/27	1,942,195
1,949,472	i	Gopher Resource LLC	LIBOR 1M + 3.250%	4.250	03/06/25	1,761,836
723,827	i	Seattle SpinCo, Inc	LIBOR 1M + 2.750%	3.207	06/21/24	712,969
582,477	i	Seattle SpinCo, Inc	SOFR 1M + 4.000%	4.500	02/26/27	575,196
2,123,128	i	Utz Quality Foods LLC	LIBOR 1M + 3.000%	3.457	01/20/28	2,089,965
899,897	i	Vistra Operations Co LLC	LIBOR 1M + 1.750%	2.191	12/31/25	889,863
		TOTAL UTILITIES				11,151,850

		TOTAL BANK LOAN OBLIGATIONS				188,373,956
		(Cost $191,788,484)
162

TIAA-CREF FUNDS - Core Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE

BONDS - 95.5%

CORPORATE BONDS - 38.1%

AUTOMOBILES & COMPONENTS - 0.4%
$4,500,000	g	Adient Global Holdings Ltd	4.875%	08/15/26	$4,282,695
225,000		Dana, Inc	5.375	11/15/27	223,594
225,000		Dana, Inc	5.625	06/15/28	227,362
325,000		Dana, Inc	4.250	09/01/30	297,440
1,755,000		Ford Motor Co	3.250	02/12/32	1,567,443
4,900,000	g	Gates Global LLC	6.250	01/15/26	4,904,581
5,550,000		General Motors Co	6.125	10/01/25	5,958,044
1,400,000		General Motors Co	5.000	10/01/28	1,459,873
1,700,000		General Motors Co	6.600	04/01/36	1,974,206
10,050,000		General Motors Co	5.200	04/01/45	10,172,373
475,000		General Motors Co	6.750	04/01/46	572,068
2,200,000		Genuine Parts Co	2.750	02/01/32	2,018,867
2,000,000	g	Goodyear Tire & Rubber Co	5.000	07/15/29	1,863,120
5,000,000	e	Goodyear Tire & Rubber Co	5.250	04/30/31	4,681,325
3,000,000	g	Hyundai Capital Services, Inc	2.125	04/24/25	2,875,722
1,000,000	g,o	IHO Verwaltungs GmbH	6.375	05/15/29	985,000
1,750,000		Magna International, Inc	3.625	06/15/24	1,768,717
		TOTAL AUTOMOBILES & COMPONENTS			45,832,430

BANKS - 9.1%
2,000,000	g	Akbank T.A.S.	6.800	02/06/26	1,941,757
1,500,000	g	Akbank TAS	6.800	06/22/31	1,407,132
2,995,000	g	Australia & New Zealand Banking Group Ltd	2.950	07/22/30	2,883,684
10,000,000	g	Australia & New Zealand Banking Group Ltd	6.750	N/A‡	10,745,000
3,000,000	e	Banco Bilbao Vizcaya Argentaria S.A.	6.500	N/A‡	3,011,250
2,500,000	g	Banco de Bogota S.A.	4.375	08/03/27	2,396,900
2,100,000	g	Banco de Credito del Peru	2.700	01/11/25	2,044,140
2,150,000	g	Banco de Credito del Peru	3.125	07/01/30	2,023,150
4,150,000	g	Banco de Credito e Inversiones S.A.	2.875	10/14/31	3,830,699
2,855,000	g	Banco do Brasil S.A.	3.250	09/30/26	2,747,966
1,725,000	g	Banco Industrial S.A.	4.875	01/29/31	1,677,390
2,000,000	g	Banco Internacional del Peru SAA Interbank	3.375	01/18/23	2,006,000
3,300,000	g	Banco Internacional del Peru SAA Interbank	4.000	07/08/30	3,168,000
1,725,000	g	Banco Nacional de Comercio Exterior SNC	2.720	08/11/31	1,636,611
2,800,000	g	Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santand	5.375	04/17/25	2,921,898
3,400,000		Banco Santander S.A.	1.722	09/14/27	3,070,886
4,200,000		Banco Santander S.A.	3.800	02/23/28	4,133,007
2,000,000		Banco Santander S.A.	7.500	N/A‡	2,075,000
7,400,000		Banco Santander S.A.	4.750	N/A‡	6,822,800
3,700,000		Bancolombia S.A.	3.000	01/29/25	3,598,990
1,825,000		Bancolombia S.A.	4.625	12/18/29	1,756,562
2,600,000	g	Bangkok Bank PCL	3.466	09/23/36	2,343,178
3,000,000	g	Bangkok Bank PCL	5.000	N/A‡	2,958,750
2,500,000	g	Banistmo S.A.	4.250	07/31/27	2,431,275
4,000,000	g	Bank Hapoalim BM	3.255	01/21/32	3,680,000
8,000,000	g	Bank Leumi Le-Israel BM	3.275	01/29/31	7,400,000
163

TIAA-CREF FUNDS - Core Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE

$32,525,000		Bank of America Corp	0.810%	10/24/24	$31,468,380
10,000,000		Bank of America Corp	4.000	01/22/25	10,183,098
1,000,000		Bank of America Corp	4.450	03/03/26	1,034,188
23,880,000		Bank of America Corp	2.592	04/29/31	22,030,888
15,000,000		Bank of America Corp	1.898	07/23/31	13,099,066
56,165,000		Bank of America Corp	1.922	10/24/31	48,789,288
5,000,000		Bank of America Corp	2.687	04/22/32	4,598,184
9,300,000		Bank of America Corp	2.572	10/20/32	8,450,571
23,300,000		Bank of America Corp	2.972	02/04/33	21,831,932
7,200,000		Bank of America Corp	3.846	03/08/37	6,894,875
8,925,000		Bank of America Corp	2.676	06/19/41	7,535,897
5,000,000		Bank of America Corp	4.375	N/A‡	4,699,000
6,632,000		Bank of America Corp	6.300	N/A‡	7,052,800
12,900,000		Bank of America Corp	6.100	N/A‡	13,455,409
5,000,000		Bank of America Corp	6.250	N/A‡	5,168,500
7,000,000		Barclays plc	3.932	05/07/25	7,056,948
600,000		Barclays plc	2.279	11/24/27	557,028
4,700,000		Barclays plc	3.330	11/24/42	4,087,957
2,525,000		Barclays plc	4.375	N/A‡	2,223,894
5,000,000		Barclays plc	6.125	N/A‡	5,106,250
2,700,000		Barclays plc	7.750	N/A‡	2,798,644
5,550,000	g	BNP Paribas S.A.	2.819	11/19/25	5,418,794
5,895,000	g	BNP Paribas S.A.	1.904	09/30/28	5,276,562
2,800,000	g	BNP Paribas S.A.	2.588	08/12/35	2,430,733
2,000,000	g	BNP Paribas S.A.	6.625	N/A‡	2,066,000
12,906,000	g	BNP Paribas S.A.	7.375	N/A‡	13,906,215
3,500,000	g	CIMB Bank Bhd	2.125	07/20/27	3,309,366
5,750,000		Citigroup, Inc	3.875	03/26/25	5,825,529
4,025,000		Citigroup, Inc	3.200	10/21/26	3,993,263
2,200,000		Citigroup, Inc	4.300	11/20/26	2,262,434
5,975,000		Citigroup, Inc	4.450	09/29/27	6,162,832
2,975,000		Citigroup, Inc	4.125	07/25/28	3,020,022
13,895,000		Citigroup, Inc	2.666	01/29/31	12,873,598
20,000,000		Citigroup, Inc	2.572	06/03/31	18,322,143
29,425,000		Citigroup, Inc	2.520	11/03/32	26,398,784
3,000,000		Citigroup, Inc	5.950	N/A‡	3,057,900
4,000,000		Citigroup, Inc	6.300	N/A‡	4,016,000
4,900,000		Citigroup, Inc	6.250	N/A‡	5,116,580
5,000,000		Citigroup, Inc	5.000	N/A‡	4,950,000
6,315,000	g	Cooperatieve Rabobank UA	1.339	06/24/26	5,893,993
4,175,000		Cooperatieve Rabobank UA	3.750	07/21/26	4,149,704
3,050,000	g	Credicorp Ltd	2.750	06/17/25	2,936,440
12,000,000	g	Credit Agricole S.A.	8.125	N/A‡	13,325,395
1,525,000	g	DBS Group Holdings Ltd	4.520	12/11/28	1,555,805
3,150,000	g	Development Bank of Kazakhstan JSC	2.950	05/06/31	2,573,146
4,200,000		Discover Bank	2.450	09/12/24	4,126,142
5,400,000		Discover Bank	3.450	07/27/26	5,368,642
2,275,000		Discover Bank	2.700	02/06/30	2,082,298
850,000	g	Grupo Aval Ltd	4.750	09/26/22	855,474
1,675,000	g	Grupo Aval Ltd	4.375	02/04/30	1,450,516
2,160,000	e,g	Hana Bank	3.500	N/A‡	2,056,652
164

TIAA-CREF FUNDS - Core Bond Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE

$4,535,000		HSBC Holdings plc		1.645%	04/18/26	$4,267,256
625,000		HSBC Holdings plc		3.900	05/25/26	630,980
11,915,000		HSBC Holdings plc		4.292	09/12/26	12,068,541
750,000		HSBC Holdings plc		4.375	11/23/26	763,649
14,500,000		HSBC Holdings plc		2.251	11/22/27	13,510,183
1,850,000		HSBC Holdings plc		2.013	09/22/28	1,677,470
3,850,000		HSBC Holdings plc		3.973	05/22/30	3,851,558
2,430,000		HSBC Holdings plc		2.848	06/04/31	2,245,881
590,000		HSBC Holdings plc		6.800	06/01/38	736,639
5,000,000		HSBC Holdings plc		6.375	N/A‡	5,173,350
18,250,000		HSBC Holdings plc		6.000	N/A‡	18,569,375
360,000		Huntington Bancshares, Inc		4.000	05/15/25	366,710
2,875,000	g	ICICI Bank Ltd		3.800	12/14/27	2,826,378
8,225,000	g	ING Groep NV		1.400	07/01/26	7,609,210
400,000		ING Groep NV		3.950	03/29/27	404,940
5,000,000		ING Groep NV		3.875	N/A‡	4,350,000
3,000,000	g	Intercorp Financial Services, Inc		4.125	10/19/27	2,820,000
8,150,000		JPMorgan Chase & Co		2.301	10/15/25	7,982,001
1,075,000		JPMorgan Chase & Co		2.005	03/13/26	1,036,372
2,500,000		JPMorgan Chase & Co		3.200	06/15/26	2,513,443
13,000,000		JPMorgan Chase & Co		4.203	07/23/29	13,444,170
19,405,000		JPMorgan Chase & Co		3.702	05/06/30	19,507,777
2,150,000		JPMorgan Chase & Co		2.956	05/13/31	2,011,748
40,560,000		JPMorgan Chase & Co		1.953	02/04/32	35,530,663
20,500,000		JPMorgan Chase & Co		2.963	01/25/33	19,326,443
17,600,000		JPMorgan Chase & Co		3.157	04/22/42	15,955,600
700,000		JPMorgan Chase & Co		4.260	02/22/48	748,078
9,380,000		JPMorgan Chase & Co		3.650	N/A‡	8,770,300
2,500,000	i	JPMorgan Chase & Co	LIBOR 3 M + 3.320%	4.287	N/A‡	2,490,625
6,535,000		JPMorgan Chase & Co		5.000	N/A‡	6,513,271
16,000,000		JPMorgan Chase & Co		6.100	N/A‡	16,400,000
5,000,000		Lloyds Banking Group plc		7.500	N/A‡	5,249,850
8,100,000		Lloyds Banking Group plc		6.750	N/A‡	8,507,268
10,800,000		Lloyds Banking Group plc		7.500	N/A‡	11,479,481
7,150,000		M&T Bank Corp		3.500	N/A‡	6,425,919
7,200,000		Mitsubishi UFJ Financial Group, Inc		2.193	02/25/25	6,960,919
2,070,000		Mitsubishi UFJ Financial Group, Inc		1.412	07/17/25	1,939,273
3,000,000	g	Mizrahi Tefahot Bank Ltd		3.077	04/07/31	2,782,500
5,170,000		Natwest Group plc		3.032	11/28/35	4,586,737
3,000,000		Natwest Group plc		8.000	N/A‡	3,258,900
8,000,000	g	NBK SPC Ltd		1.625	09/15/27	7,340,024
3,000,000	g	NBK Tier Financing Ltd		3.625	N/A‡	2,811,559
5,470,000	g	Nordea Bank Abp		6.625	N/A‡	5,714,509
2,335,000	g	Oversea-Chinese Banking Corp Ltd		1.832	09/10/30	2,197,749
4,720,000		PNC Bank NA		2.700	10/22/29	4,531,809
1,500,000		PNC Financial Services Group, Inc		3.900	04/29/24	1,534,504
8,955,000		PNC Financial Services Group, Inc		3.400	N/A‡	8,063,978
2,500,000	i	PNC Financial Services Group, Inc	LIBOR 3 M + 3.678%	3.804	N/A‡	2,487,454
5,100,000		Royal Bank of Canada		2.550	07/16/24	5,076,907
6,146,000		Royal Bank of Scotland Group plc		3.498	05/15/23	6,154,545
3,250,000		Royal Bank of Scotland Group plc		3.073	05/22/28	3,119,617
6,500,000		Sumitomo Mitsui Financial Group, Inc		2.696	07/16/24	6,437,038
1,300,000		Toronto-Dominion Bank		3.625	09/15/31	1,304,872
165

TIAA-CREF FUNDS - Core Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE

$570,000		Truist Bank	2.450%	08/01/22	$571,563
5,000,000		Truist Bank	3.689	08/02/24	5,065,133
1,960,000		Truist Bank	2.250	03/11/30	1,796,531
1,960,000		Truist Financial Corp	1.200	08/05/25	1,845,411
7,000,000		Truist Financial Corp	4.950	N/A‡	7,168,000
9,800,000		Truist Financial Corp	4.800	N/A‡	9,628,500
4,500,000		Truist Financial Corp	5.100	N/A‡	4,563,000
1,500,000	g	Turkiye Garanti Bankasi AS.	6.125	05/24/27	1,481,409
3,000,000	g	Turkiye Vakiflar Bankasi TAO	6.500	01/08/26	2,859,256
1,550,000	g	Turkiye Vakiflar Bankasi TAO	5.500	10/01/26	1,406,676
3,500,000	g	UBS Group AG.	3.179	02/11/43	3,109,915
4,000,000	g	UBS Group AG.	3.875	N/A‡	3,683,800
2,000,000		UniCredit SpA	8.000	N/A‡	2,085,000
3,000,000	g	United Overseas Bank Ltd	1.250	04/14/26	2,800,497
1,400,000	g	United Overseas Bank Ltd	3.750	04/15/29	1,406,833
3,700,000	g	United Overseas Bank Ltd	2.000	10/14/31	3,432,668
3,650,000		Wells Fargo & Co	3.750	01/24/24	3,716,664
3,425,000		Wells Fargo & Co	3.550	09/29/25	3,469,330
9,300,000		Wells Fargo & Co	3.526	03/24/28	9,281,323
10,475,000		Wells Fargo & Co	2.393	06/02/28	9,905,161
9,500,000		Wells Fargo & Co	5.875	N/A‡	9,925,600
8,000,000		Wells Fargo & Co	5.900	N/A‡	8,060,000
18,600,000		Wells Fargo & Co	3.900	N/A‡	17,829,030
3,020,000		Westpac Banking Corp	2.668	11/15/35	2,637,330
		TOTAL BANKS			947,412,437

CAPITAL GOODS - 1.3%
1,000,000	e,g	Adaro Indonesia PT	4.250	10/31/24	985,500
1,354,000		Air Lease Corp	3.000	02/01/30	1,247,105
3,140,000		Air Lease Corp	3.125	12/01/30	2,902,993
2,430,000	g	Airbus SE	3.150	04/10/27	2,412,632
650,000	g	BAE Systems plc	1.900	02/15/31	564,361
2,000,000	g	BOC Aviation Ltd	3.000	09/11/29	1,871,428
17,400,000		Boeing Co	2.196	02/04/26	16,450,247
1,350,000		Boeing Co	3.250	02/01/28	1,300,446
6,900,000		Boeing Co	2.950	02/01/30	6,393,272
3,700,000		Boeing Co	3.625	02/01/31	3,601,378
1,825,000		Boeing Co	3.250	02/01/35	1,629,541
17,427,000		Boeing Co	5.805	05/01/50	20,123,602
3,075,000	g	H&E Equipment Services, Inc	3.875	12/15/28	2,882,812
500,000		Ingersoll-Rand Global Holding Co Ltd	3.750	08/21/28	500,039
3,750,000		Ingersoll-Rand Luxembourg Finance S.A.	3.800	03/21/29	3,811,588
7,145,000		John Deere Capital Corp	2.000	06/17/31	6,561,963
1,100,000		L3Harris Technologies, Inc	3.850	06/15/23	1,115,409
850,000	e	Lockheed Martin Corp	1.850	06/15/30	770,930
5,775,000		Northrop Grumman Corp	3.250	01/15/28	5,775,262
7,150,000		Parker-Hannifin Corp	3.250	06/14/29	7,058,509
248,000		Raytheon Technologies Corp	3.650	08/16/23	251,211
10,675,000		Raytheon Technologies Corp	4.125	11/16/28	11,158,605
5,000,000		Raytheon Technologies Corp	4.500	06/01/42	5,513,473
325,000	g	Rolls-Royce plc	5.750	10/15/27	333,580
3,100,000		Roper Technologies, Inc	1.400	09/15/27	2,809,267
166

TIAA-CREF FUNDS - Core Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE

$1,800,000		Roper Technologies, Inc	2.950%	09/15/29	$1,735,013
13,155,000		Roper Technologies, Inc	2.000	06/30/30	11,678,435
3,000,000	g	TSMC Global Ltd	0.750	09/28/25	2,778,222
2,000,000	g	TSMC Global Ltd	1.000	09/28/27	1,757,119
3,000,000	g	TSMC Global Ltd	1.750	04/23/28	2,731,286
1,150,000	e,g	Tupy Overseas S.A.	4.500	02/16/31	1,012,012
425,000	g	WESCO Distribution, Inc	7.250	06/15/28	451,407
		TOTAL CAPITAL GOODS			130,168,647

COMMERCIAL & PROFESSIONAL SERVICES - 0.3%
1,655,000	g	ADT Corp	4.875	07/15/32	1,522,600
1,000,000		AECOM	5.125	03/15/27	1,022,730
1,395,000	g	Albion Financing SARL	6.125	10/15/26	1,346,175
5,000,000	g	Allied Universal Holdco LLC	6.625	07/15/26	5,059,150
325,000	g	ASGN, Inc	4.625	05/15/28	316,729
925,000	g	Booz Allen Hamilton, Inc	3.875	09/01/28	892,893
370,000	g	Booz Allen Hamilton, Inc	4.000	07/01/29	361,283
150,000	g	GFL Environmental, Inc	4.250	06/01/25	149,055
1,000,000	g	GFL Environmental, Inc	3.750	08/01/25	981,700
125,000	g	GFL Environmental, Inc	5.125	12/15/26	126,062
3,150,000	g	GFL Environmental, Inc	3.500	09/01/28	2,957,362
4,000,000	g	Pitney Bowes, Inc	6.875	03/15/27	3,783,280
2,500,000	e,g	Pitney Bowes, Inc	7.250	03/15/29	2,358,175
2,125,000	g	Prime Security Services Borrower LLC	5.750	04/15/26	2,167,872
1,300,000	g	Prime Security Services Borrower LLC	3.375	08/31/27	1,189,357
2,655,000	g	Prime Security Services Borrower LLC	6.250	01/15/28	2,598,170
2,225,000		Republic Services, Inc	2.900	07/01/26	2,208,147
100,000	g	Ritchie Bros Auctioneers, Inc	5.375	01/15/25	101,000
420,000		Verisk Analytics, Inc	3.625	05/15/50	395,249
1,325,000	g	WASH Multifamily Acquisition, Inc	5.750	04/15/26	1,328,312
1,800,000		Waste Management, Inc	2.900	09/15/22	1,804,428
1,235,000		Waste Management, Inc	1.500	03/15/31	1,062,872
1,500,000		Waste Management, Inc	2.500	11/15/50	1,208,762
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			34,941,363

CONSUMER DURABLES & APPAREL - 0.2%
750,000		Leggett & Platt, Inc	4.400	03/15/29	779,147
5,000,000		Lennar Corp	5.000	06/15/27	5,239,778
5,000,000		Lennar Corp	4.750	11/29/27	5,208,647
219,000		Newell Brands, Inc	4.875	06/01/25	226,059
5,000,000	e	PulteGroup, Inc	5.000	01/15/27	5,267,962
		TOTAL CONSUMER DURABLES & APPAREL			16,721,593

CONSUMER SERVICES - 0.5%
16,500,000		Anheuser-Busch Cos LLC	3.650	02/01/26	16,863,202
5,000,000		Anheuser-Busch Cos LLC	4.700	02/01/36	5,362,578
8,910,000		Anheuser-Busch Cos LLC	4.900	02/01/46	9,909,211
1,100,000	g	Cedar Fair LP	5.500	05/01/25	1,129,606
2,300,000	g	ENA Master Trust	4.000	05/19/48	2,159,125
125,000	g	Hilton Domestic Operating Co, Inc	5.750	05/01/28	129,325
2,200,000	g	Hilton Domestic Operating Co, Inc	3.625	02/15/32	1,996,500
8,800,000		Hyatt Hotels Corp	1.300	10/01/23	8,575,504
167

TIAA-CREF FUNDS - Core Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE

$400,000	g	International Game Technology plc	4.125%	04/15/26	$395,000
540,000	g	International Game Technology plc	6.250	01/15/27	568,863
425,000	g	Marriott Ownership Resorts, Inc	4.500	06/15/29	400,562
2,335,000	g	Sands China Ltd	2.550	03/08/27	2,027,948
1,400,000		Sands China Ltd	5.400	08/08/28	1,372,308
1,175,000	g	Wynn Macau Ltd	5.625	08/26/28	1,020,793
		TOTAL CONSUMER SERVICES			51,910,525

DIVERSIFIED FINANCIALS - 4.2%
4,900,000		AerCap Ireland Capital DAC	3.500	01/15/25	4,814,076
9,050,000		AerCap Ireland Capital DAC	1.750	01/30/26	8,302,918
7,325,000		AerCap Ireland Capital DAC	2.450	10/29/26	6,775,276
4,100,000		AerCap Ireland Capital DAC	3.650	07/21/27	3,972,568
5,000,000		AerCap Ireland Capital DAC	3.875	01/23/28	4,873,299
1,350,000		AerCap Ireland Capital DAC	3.000	10/29/28	1,244,953
2,050,000		AerCap Ireland Capital DAC	3.300	01/30/32	1,847,992
1,250,000		AerCap Ireland Capital DAC	3.850	10/29/41	1,096,177
8,650,000		Ally Financial, Inc	4.700	N/A‡	8,142,332
710,000		American Express Co	2.650	12/02/22	714,339
1,250,000		American Express Co	3.700	08/03/23	1,272,993
2,000,000	g	American Express Co	3.300	05/03/27	2,009,555
8,975,000		American Express Co	3.550	N/A‡	8,178,918
3,000,000	g	B3 S.A.-Brasil Bolsa Balcao	4.125	09/20/31	2,702,550
4,300,000	g	Banco BTG Pactual S.A.	2.750	01/11/26	3,966,793
12,705,000		Bank of New York Mellon Corp	4.700	N/A‡	13,009,920
455,000	g	BBVA Bancomer S.A.	5.350	11/12/29	453,867
3,350,000	g	BBVA Bancomer S.A.	5.125	01/18/33	3,161,596
7,868,000		Capital One Bank USA NA	3.375	02/15/23	7,927,206
2,490,000		Capital One Financial Corp	3.750	03/09/27	2,509,609
6,640,000	e	Capital One Financial Corp	3.950	N/A‡	6,175,864
10,800,000		Charles Schwab Corp	5.375	N/A‡	11,124,000
8,325,000	g	Credit Suisse Group AG.	2.193	06/05/26	7,817,854
4,950,000	g	Credit Suisse Group AG.	1.305	02/02/27	4,442,768
3,950,000		Credit Suisse Group Funding Guernsey Ltd	3.800	06/09/23	3,986,217
1,650,000		Credit Suisse Group Funding Guernsey Ltd	3.750	03/26/25	1,643,895
4,000,000		Danske Bank A.S.	4.375	N/A‡	3,747,584
3,750,000		Deutsche Bank AG.	2.311	11/16/27	3,436,562
3,600,000		Deutsche Bank AG.	3.035	05/28/32	3,235,122
4,000,000		Deutsche Bank AG.	4.789	N/A‡	3,721,248
11,650,000		Deutsche Bank AG.	6.000	N/A‡	11,358,750
545,000		Discover Financial Services	5.200	04/27/22	546,328
2,075,000		Ford Motor Credit Co LLC	3.096	05/04/23	2,072,552
5,000,000		Ford Motor Credit Co LLC	3.664	09/08/24	4,939,700
1,400,000		Ford Motor Credit Co LLC	4.000	11/13/30	1,318,380
2,000,000		Ford Motor Credit Co LLC	3.625	06/17/31	1,806,550
23,343,000		GE Capital International Funding Co	4.418	11/15/35	25,065,445
4,390,000		General Motors Financial Co, Inc	2.750	06/20/25	4,263,827
8,625,000		General Motors Financial Co, Inc	5.650	01/17/29	9,326,364
29,000,000		General Motors Financial Co, Inc	2.700	06/10/31	25,535,098
5,450,000		General Motors Financial Co, Inc	5.700	N/A‡	5,709,965
2,000,000		General Motors Financial Co, Inc	5.750	N/A‡	1,995,000
11,270,000		Goldman Sachs Group, Inc	3.625	02/20/24	11,413,411
168

TIAA-CREF FUNDS - Core Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE

$5,277,000		Goldman Sachs Group, Inc	3.500%	04/01/25	$5,316,356
5,875,000		Goldman Sachs Group, Inc	1.093	12/09/26	5,379,372
21,300,000		Goldman Sachs Group, Inc	2.640	02/24/28	20,365,501
7,410,000		Goldman Sachs Group, Inc	1.992	01/27/32	6,419,135
7,300,000		Goldman Sachs Group, Inc	2.615	04/22/32	6,634,684
360,000		Goldman Sachs Group, Inc	6.750	10/01/37	453,651
1,900,000		Goldman Sachs Group, Inc	4.017	10/31/38	1,919,984
4,875,000		Goldman Sachs Group, Inc	3.210	04/22/42	4,412,091
600,000		Goldman Sachs Group, Inc	4.800	07/08/44	665,231
1,500,000		Goldman Sachs Group, Inc	4.125	N/A‡	1,406,625
1,500,000		Goldman Sachs Group, Inc	3.800	N/A‡	1,390,313
500,000		Icahn Enterprises LP	4.750	09/15/24	502,275
925,000		Icahn Enterprises LP	5.250	05/15/27	907,818
3,800,000		Icahn Enterprises LP	4.375	02/01/29	3,486,500
1,100,000	g	Indian Railway Finance Corp Ltd	3.249	02/13/30	1,027,604
7,400,000	g	Indian Railway Finance Corp Ltd	2.800	02/10/31	6,564,702
2,488,000		International Lease Finance Corp	5.875	08/15/22	2,518,376
800,000	g	LCM Investments Holdings II LLC	4.875	05/01/29	755,584
475,000		Legg Mason, Inc	3.950	07/15/24	484,815
3,425,000	g	LPL Holdings, Inc	4.000	03/15/29	3,250,252
5,800,000	g	Macquarie Bank, London	6.125	N/A‡	5,779,700
2,500,000	g	Minejesa Capital BV	5.625	08/10/37	2,276,575
1,040,000		Morgan Stanley	4.000	07/23/25	1,064,478
4,444,000		Morgan Stanley	2.188	04/28/26	4,292,764
11,950,000		Morgan Stanley	3.125	07/27/26	11,846,877
2,720,000		Morgan Stanley	0.985	12/10/26	2,494,547
685,000		Morgan Stanley	3.950	04/23/27	696,064
9,875,000		Morgan Stanley	1.512	07/20/27	9,077,135
15,120,000		Morgan Stanley	2.699	01/22/31	14,188,100
1,905,000		Morgan Stanley	1.794	02/13/32	1,638,159
75,000		Morgan Stanley	1.928	04/28/32	64,825
5,000,000		Navient Corp	5.000	03/15/27	4,762,500
4,000,000		Northern Trust Corp	4.600	N/A‡	4,010,000
1,345,000		OneMain Finance Corp	3.500	01/15/27	1,244,125
5,000,000		OneMain Finance Corp	4.000	09/15/30	4,412,500
2,975,000	g	Power Finance Corp Ltd	3.950	04/23/30	2,842,641
1,625,000	g	REC Ltd	4.750	05/19/23	1,643,800
2,070,000	g	Societe Generale S.A.	1.375	07/08/25	1,926,543
3,500,000	g	Societe Generale S.A.	4.027	01/21/43	3,042,814
4,000,000	g	Societe Generale S.A.	4.750	N/A‡	3,725,000
550,000		Springleaf Finance Corp	5.375	11/15/29	534,364
550,000		State Street Corp	3.300	12/16/24	555,453
11,300,000	g	Swiss Re Finance Luxembourg SA	5.000	04/02/49	11,695,500
2,850,000		Synchrony Financial	4.250	08/15/24	2,889,762
1,975,000		Synchrony Financial	3.950	12/01/27	1,955,980
11,500,000	g	UBS Group AG	7.000	N/A‡	11,998,065
650,000		Voya Financial, Inc	5.700	07/15/43	767,602
6,500,000		Voya Financial, Inc	5.650	05/15/53	6,532,630
		TOTAL DIVERSIFIED FINANCIALS			433,478,793

ENERGY - 3.6%
1,075,000		AmeriGas Partners LP	5.875	08/20/26	1,071,711
2,500,000	g	Antero Midstream Partners LP	5.750	01/15/28	2,553,125
1,875,000	g	Archrock Partners LP	6.250	04/01/28	1,847,981
169

TIAA-CREF FUNDS - Core Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE

$2,770,000		Canadian Natural Resources Ltd	2.950%	07/15/30	$2,633,875
12,400,000		Cenovus Energy, Inc	4.250	04/15/27	12,795,167
875,000	e	Cenovus Energy, Inc	2.650	01/15/32	792,469
3,980,000		Cenovus Energy, Inc	5.400	06/15/47	4,481,262
565,000		Chevron Corp	2.355	12/05/22	567,321
2,000,000	g	Cosan Ltd	5.500	09/20/29	1,966,000
3,750,000		Diamondback Energy, Inc	3.125	03/24/31	3,581,443
2,625,000		Diamondback Energy, Inc	4.250	03/15/52	2,594,399
1,790,000	g	DT Midstream, Inc	4.125	06/15/29	1,716,261
1,490,000	g	DT Midstream, Inc	4.375	06/15/31	1,426,675
5,000,000		Ecopetrol S.A.	5.375	06/26/26	5,059,700
1,050,000		Ecopetrol S.A.	6.875	04/29/30	1,101,786
2,275,000		Ecopetrol S.A.	4.625	11/02/31	2,058,875
2,675,000	g	Empresa Nacional del Petroleo	3.450	09/16/31	2,452,975
1,960,000		Enbridge, Inc	2.500	08/01/33	1,740,235
10,350,000		Enbridge, Inc	5.750	07/15/80	10,712,250
2,424,000	g	Energean Israel Finance Ltd	4.875	03/30/26	2,339,014
2,440,000		Energy Transfer Operating LP	2.900	05/15/25	2,386,689
2,675,000		Energy Transfer Operating LP	4.750	01/15/26	2,779,859
1,670,000		Energy Transfer Operating LP	5.500	06/01/27	1,794,647
8,000,000		Energy Transfer Operating LP	5.250	04/15/29	8,536,853
1,235,000		Energy Transfer Operating LP	3.750	05/15/30	1,214,942
4,100,000		Energy Transfer Operating LP	6.250	04/15/49	4,704,653
4,625,000		Energy Transfer Operating LP	5.000	05/15/50	4,679,756
500,000	g	EnLink Midstream LLC	5.625	01/15/28	510,000
1,250,000		Enterprise Products Operating LLC	3.700	02/15/26	1,266,005
3,707,000		Enterprise Products Operating LLC	3.125	07/31/29	3,640,141
900,000		Enterprise Products Operating LLC	2.800	01/31/30	865,092
1,425,000		Enterprise Products Operating LLC	4.250	02/15/48	1,430,696
2,300,000		Enterprise Products Operating LLC	4.200	01/31/50	2,282,228
7,350,000		Enterprise Products Operating LLC	3.700	01/31/51	6,725,213
11,150,000		Enterprise Products Operating LLC	3.300	02/15/53	9,512,760
750,000	g	EQM Midstream Partners LP	6.000	07/01/25	765,034
1,900,000	g	EQM Midstream Partners LP	4.500	01/15/29	1,776,500
850,000	g	EQT Corp	3.125	05/15/26	825,580
3,025,000	g	Ferrellgas Escrow LLC	5.375	04/01/26	2,856,387
3,225,000	g	Ferrellgas Escrow LLC	5.875	04/01/29	2,976,578
3,202,680	g	Galaxy Pipeline Assets Bidco Ltd	2.160	03/31/34	2,943,588
2,750,000	g	Galaxy Pipeline Assets Bidco Ltd	2.625	03/31/36	2,468,008
1,100,000		Genesis Energy LP	6.500	10/01/25	1,084,930
1,450,000	g	Hilcorp Energy I LP	5.750	02/01/29	1,450,870
1,450,000	g	Hilcorp Energy I LP	6.000	02/01/31	1,453,625
1,200,000	g	KazMunayGas National Co JSC	5.375	04/24/30	1,150,353
3,500,000	g	KazMunayGas National Co JSC	3.500	04/14/33	2,905,000
3,700,000		Kinder Morgan Energy Partners LP	5.800	03/15/35	4,218,397
1,250,000		Kinder Morgan Energy Partners LP	5.400	09/01/44	1,345,585
1,325,000	g	Kosmos Energy Ltd	7.750	05/01/27	1,301,813
2,525,000	g	Leviathan Bond Ltd	6.125	06/30/25	2,562,202
5,000,000		Marathon Petroleum Corp	4.700	05/01/25	5,195,867
13,040,000		Marathon Petroleum Corp	3.800	04/01/28	13,121,118
1,000,000		Marathon Petroleum Corp	4.750	09/15/44	1,016,806
2,750,000		Marathon Petroleum Corp	5.000	09/15/54	2,804,099
170

TIAA-CREF FUNDS - Core Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE

$5,000,000	g	MEG Energy Corp	5.875%	02/01/29	$5,068,750
4,475,000		MPLX LP	1.750	03/01/26	4,193,206
16,235,000		MPLX LP	2.650	08/15/30	14,876,465
2,935,000		MPLX LP	4.700	04/15/48	2,956,708
642,000		Murphy Oil Corp	5.875	12/01/27	653,235
1,200,000		NAK Naftogaz Ukraine via Kondor Finance plc	7.375	07/19/22	405,600
7,735,000	g	Northern Natural Gas Co	3.400	10/16/51	6,756,827
325,000		Occidental Petroleum Corp	5.500	12/01/25	341,998
475,000		Occidental Petroleum Corp	5.550	03/15/26	503,500
5,000,000		Occidental Petroleum Corp	3.500	08/15/29	4,925,000
1,975,000		Occidental Petroleum Corp	4.300	08/15/39	1,866,375
1,450,000	g	Oleoducto Central S.A.	4.000	07/14/27	1,366,567
1,025,000		ONEOK, Inc	4.000	07/13/27	1,033,627
6,030,000		ONEOK, Inc	4.550	07/15/28	6,195,870
7,750,000		ONEOK, Inc	4.350	03/15/29	7,913,235
3,920,000		ONEOK, Inc	3.400	09/01/29	3,769,718
7,750,000		ONEOK, Inc	4.500	03/15/50	7,413,116
2,000,000	g	Parkland Corp	4.500	10/01/29	1,854,290
1,260,000	g	Parkland Corp	4.625	05/01/30	1,171,800
6,200,000	g	Pertamina Persero PT	1.400	02/09/26	5,712,146
850,000	g	Pertamina Persero PT	3.650	07/30/29	837,928
1,667,000		Petrobras Global Finance BV	5.999	01/27/28	1,749,433
326,000		Petrobras Global Finance BV	5.093	01/15/30	325,596
500,000		Petrobras Global Finance BV	5.600	01/03/31	506,250
2,000,000		Petrobras Global Finance BV	6.900	03/19/49	1,986,960
767,000	g	Petroleos del Peru S.A.	4.750	06/19/32	686,849
2,700,000		Petroleos Mexicanos	5.950	01/28/31	2,492,127
6,244,000		Petroleos Mexicanos	6.700	02/16/32	5,931,800
546,000		Petroleos Mexicanos	6.750	09/21/47	443,843
3,000,000		Petroleos Mexicanos	7.690	01/23/50	2,621,250
5,950,000	g	Petronas Energy Canada Ltd	2.112	03/23/28	5,565,080
15,790,000		Phillips 66	2.150	12/15/30	14,024,994
2,400,000		Phillips 66	3.300	03/15/52	2,112,596
860,000		Phillips 66 Partners LP	3.150	12/15/29	829,461
775,000		Phillips 66 Partners LP	4.680	02/15/45	825,153
1,700,000	g	PTTEP Treasury Center Co Ltd	2.587	06/10/27	1,624,367
5,300,000	g	Qatar Petroleum	2.250	07/12/31	4,876,577
654,000		Regency Energy Partners LP	4.500	11/01/23	663,929
1,150,000	g	S.A. Global Sukuk Ltd	0.946	06/17/24	1,099,540
270,000		Sabine Pass Liquefaction LLC	5.875	06/30/26	291,890
6,125,000		Sabine Pass Liquefaction LLC	4.200	03/15/28	6,289,675
11,115,000		Sabine Pass Liquefaction LLC	4.500	05/15/30	11,623,706
1,825,000	g	Santos Finance Ltd	3.649	04/29/31	1,705,319
3,175,000	g	Saudi Arabian Oil Co	2.250	11/24/30	2,907,223
1,365,000		Shell International Finance BV	3.125	11/07/49	1,241,335
1,975,000		Sunoco Logistics Partners Operations LP	4.000	10/01/27	1,987,703
450,000		Sunoco Logistics Partners Operations LP	5.400	10/01/47	471,119
1,150,000		Sunoco LP	4.500	05/15/29	1,084,950
2,525,000	h	Targa Resources Corp	4.200	02/01/33	2,548,038
2,500,000	h	Targa Resources Corp	4.950	04/15/52	2,547,031
300,000		Targa Resources Partners LP	6.500	07/15/27	315,639
1,000,000		Targa Resources Partners LP	4.000	01/15/32	961,985
171

TIAA-CREF FUNDS - Core Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE

$4,000,000	g	Thaioil Treasury Center Co Ltd	2.500%	06/18/30	$3,429,680
1,450,000		Total Capital International S.A.	2.986	06/29/41	1,321,084
5,550,000		Total Capital International S.A.	3.127	05/29/50	5,063,429
8,245,000		TransCanada PipeLines Ltd	4.250	05/15/28	8,566,385
7,835,000		Transcanada Trust	5.500	09/15/79	7,819,330
2,000,000	g	Tullow Oil plc	10.250	05/15/26	2,037,760
1,260,000		USA Compression Partners LP	6.875	04/01/26	1,271,340
500,000		USA Compression Partners LP	6.875	09/01/27	501,920
1,857,000		Vale Overseas Ltd	6.875	11/21/36	2,240,025
14,050,000		Williams Cos, Inc	2.600	03/15/31	12,937,394
850,000		Williams Partners LP	3.750	06/15/27	859,287
		TOTAL ENERGY			378,249,411

FOOD & STAPLES RETAILING - 0.2%
3,975,000		Costco Wholesale Corp	1.600	04/20/30	3,561,689
3,000,000		Kroger Co	3.875	10/15/46	2,948,886
730,000		SYSCO Corp	3.750	10/01/25	740,995
3,700,000		SYSCO Corp	3.150	12/14/51	3,155,499
3,600,000		Walmart, Inc	1.050	09/17/26	3,351,806
294,000		Walmart, Inc	2.375	09/24/29	284,065
5,155,000		Walmart, Inc	1.800	09/22/31	4,689,415
3,900,000		Walmart, Inc	2.500	09/22/41	3,464,045
		TOTAL FOOD & STAPLES RETAILING			22,196,400

FOOD, BEVERAGE & TOBACCO - 1.1%
2,700,000		Altria Group, Inc	5.950	02/14/49	2,922,895
3,100,000	g	Anadolu Efes Biracilik Ve Malt Sanayii AS.	3.375	06/29/28	2,484,933
10,260,000		Anheuser-Busch InBev Worldwide, Inc	4.750	01/23/29	11,123,637
1,260,000		Anheuser-Busch InBev Worldwide, Inc	4.439	10/06/48	1,318,967
3,150,000		BAT Capital Corp	2.259	03/25/28	2,826,406
8,200,000		BAT Capital Corp	4.906	04/02/30	8,446,395
12,520,000		BAT Capital Corp	2.726	03/25/31	11,033,862
7,200,000		BAT International Finance plc	4.448	03/16/28	7,215,313
1,575,000	g	Bidvest Group Ltd	3.625	09/23/26	1,470,312
1,775,000	e,g	BRF S.A.	4.875	01/24/30	1,692,463
2,500,000	g	BRF S.A.	5.750	09/21/50	2,200,000
3,250,000	g	Cia Cervecerias Unidas S.A.	3.350	01/19/32	3,088,768
1,830,000	g	CNTL AMR BOTTLING CORP	5.250	04/27/29	1,820,850
3,000,000	g	Coca-Cola Icecek AS.	4.500	01/20/29	2,814,307
750,000		Constellation Brands, Inc	4.400	11/15/25	773,898
2,775,000		Constellation Brands, Inc	3.700	12/06/26	2,799,144
1,150,000		Constellation Brands, Inc	3.150	08/01/29	1,110,462
4,540,000		Constellation Brands, Inc	2.875	05/01/30	4,258,477
13,700,000		Constellation Brands, Inc	2.250	08/01/31	12,063,479
2,750,000		Diageo Capital plc	2.125	10/24/24	2,703,334
2,320,000		Diageo Capital plc	1.375	09/29/25	2,197,022
4,075,000		Diageo Capital plc	2.375	10/24/29	3,857,812
1,950,000		Diageo Capital plc	2.000	04/29/30	1,778,108
1,875,000	g	Embotelladora Andina S.A.	3.950	01/21/50	1,717,425
2,000,000	g	Grupo Bimbo SAB de C.V.	4.700	11/10/47	2,045,807
2,200,000	g	Kernel Holding S.A.	6.500	10/17/24	1,100,000
2,000,000	g	NBM US Holdings, Inc	6.625	08/06/29	2,104,400
172

TIAA-CREF FUNDS - Core Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE

$200,000		Philip Morris International, Inc	6.375%	05/16/38	$245,365
2,025,000	g	Post Holdings, Inc	4.625	04/15/30	1,823,411
5,500,000	g	Primo Water Holdings, Inc	4.375	04/30/29	4,978,050
3,250,000	g	Sigma Alimentos S.A. de C.V.	4.125	05/02/26	3,274,375
6,325,000	g	Ulker Biskuvi Sanayi AS.	6.950	10/30/25	5,529,568
		TOTAL FOOD, BEVERAGE & TOBACCO			114,819,245

HEALTH CARE EQUIPMENT & SERVICES - 1.5%
1,200,000		Abbott Laboratories	5.300	05/27/40	1,461,678
980,000		Advocate Health & Hospitals Corp	3.008	06/15/50	866,248
630,000		Anthem, Inc	3.125	05/15/22	630,952
9,160,000		Anthem, Inc	2.250	05/15/30	8,404,813
2,100,000		Boston Scientific Corp	2.650	06/01/30	1,970,463
1,640,000		Centene Corp	2.450	07/15/28	1,498,468
8,310,000		Centene Corp	3.000	10/15/30	7,632,486
1,800,000		Children’s Hospital Medic	4.268	05/15/44	1,948,120
6,250,000	g	CHS/Community Health Systems, Inc	5.250	05/15/30	5,998,687
2,550,000		Cigna Corp	3.200	03/15/40	2,317,876
495,000		CVS Health Corp	3.875	07/20/25	504,957
11,250,000		CVS Health Corp	3.750	04/01/30	11,446,759
27,225,000		CVS Health Corp	1.750	08/21/30	23,859,889
9,180,000		CVS Health Corp	1.875	02/28/31	8,082,636
2,250,000		CVS Health Corp	4.780	03/25/38	2,458,886
3,635,000		CVS Health Corp	2.700	08/21/40	3,099,201
4,750,000		CVS Health Corp	5.050	03/25/48	5,379,332
1,900,000		CVS Health Corp	4.250	04/01/50	1,971,160
1,370,000		Dartmouth-Hitchcock Health	4.178	08/01/48	1,415,275
1,800,000	g	DaVita, Inc	4.625	06/01/30	1,680,840
425,000		Hackensack Meridian Health, Inc	2.875	09/01/50	359,375
1,000,000		HCA, Inc	5.375	02/01/25	1,040,500
2,815,000		HCA, Inc	5.625	09/01/28	3,043,719
5,000,000		HCA, Inc	3.500	09/01/30	4,830,319
1,900,000		HCA, Inc	5.500	06/15/47	2,143,958
5,000,000		HCA, Inc	3.500	07/15/51	4,335,413
3,500,000	g	Hologic, Inc	3.250	02/15/29	3,268,195
1,875,000		Humana, Inc	3.950	03/15/27	1,904,451
10,100,000		Humana, Inc	2.150	02/03/32	8,849,329
3,490,000	g	LifePoint Health, Inc	4.375	02/15/27	3,371,672
3,700,000	g	MPH Acquisition Holdings LLC	5.500	09/01/28	3,546,875
3,375,000		MPT Operating Partnership LP	3.500	03/15/31	3,134,404
225,000	g	Tenet Healthcare Corp	4.625	06/15/28	220,781
5,400,000	g	Tenet Healthcare Corp	6.125	10/01/28	5,487,750
2,500,000	g	Tenet Healthcare Corp	4.250	06/01/29	2,396,875
3,200,000	g	Tenet Healthcare Corp	4.375	01/15/30	3,071,776
1,525,000		UnitedHealth Group, Inc	2.950	10/15/27	1,524,504
3,700,000		UnitedHealth Group, Inc	2.000	05/15/30	3,405,440
6,185,000		UnitedHealth Group, Inc	2.300	05/15/31	5,808,758
1,375,000		UnitedHealth Group, Inc	3.750	10/15/47	1,393,417
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			155,766,237
173

TIAA-CREF FUNDS - Core Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE

HOUSEHOLD & PERSONAL PRODUCTS - 0.0%
$1,425,000		Church & Dwight Co, Inc	2.300%	12/15/31	$1,303,633
600,000	g	Compass Group Diversified Holdings LLC	5.250	04/15/29	564,000
2,250,000	g	Natura Cosmeticos S.A.	4.125	05/03/28	2,166,187
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			4,033,820

INSURANCE - 1.1%
1,550,000	g	Acrisure LLC	4.250	02/15/29	1,408,051
285,000		Aetna, Inc	6.625	06/15/36	358,924
131,000		Aflac, Inc	6.450	08/15/40	166,414
3,000,000	g	AIA Group Ltd	3.600	04/09/29	3,021,790
825,000	g	Alliant Holdings Intermediate LLC	4.250	10/15/27	793,543
975,000		American Financial Group, Inc	3.500	08/15/26	983,885
620,000		American International Group, Inc	3.750	07/10/25	629,996
325,000	g	AmWINS Group, Inc	4.875	06/30/29	312,007
11,160,000		Aon Corp	2.800	05/15/30	10,630,522
2,790,000		Aon plc	3.500	06/14/24	2,813,620
4,500,000		AXIS Specialty Finance LLC	4.900	01/15/40	4,387,500
825,000		Berkshire Hathaway Finance Corp	2.875	03/15/32	799,922
1,500,000		Berkshire Hathaway Finance Corp	4.250	01/15/49	1,642,659
9,950,000		Berkshire Hathaway Finance Corp	2.850	10/15/50	8,614,398
1,100,000		CNA Financial Corp	3.950	05/15/24	1,117,086
1,750,000		CNA Financial Corp	2.050	08/15/30	1,553,121
925,000	g	Equitable Financial Life Global Funding	1.400	07/07/25	868,317
870,000	g	Equitable Financial Life Global Funding	1.800	03/08/28	782,495
2,300,000	g	Five Corners Funding Trust	4.419	11/15/23	2,350,696
8,225,000	g	Five Corners Funding Trust II	2.850	05/15/30	7,794,624
2,500,000	g	Hanwha Life Insurance Co Ltd	3.379	02/04/32	2,396,794
15,431,000		Hartford Financial Services Group, Inc	2.800	08/19/29	14,677,397
350,000		Hartford Financial Services Group, Inc	4.300	04/15/43	351,717
1,400,000		Hartford Financial Services Group, Inc	2.900	09/15/51	1,151,194
3,475,000	g	HCA, Inc	3.625	03/15/32	3,405,343
1,450,000	g	Liberty Mutual Group, Inc	3.951	10/15/50	1,371,513
600,000		MetLife, Inc	3.000	03/01/25	601,656
1,775,000		MetLife, Inc	3.600	11/13/25	1,810,752
8,870,000		MetLife, Inc	3.850	N/A‡	8,747,594
10,175,000		PartnerRe Finance B LLC	4.500	10/01/50	9,818,875
3,500,000		Principal Financial Group, Inc	2.125	06/15/30	3,165,818
3,700,000	g	Protective Life Global Funding	0.781	07/05/24	3,510,771
2,000,000		Prudential Financial, Inc	3.905	12/07/47	1,993,325
5,220,000		Prudential Financial, Inc	3.700	10/01/50	4,783,608
2,220,000		Reinsurance Group of America, Inc	3.900	05/15/29	2,241,734
525,000	g	Swiss Re Treasury US Corp	4.250	12/06/42	584,508
365,000		Willis North America, Inc	3.600	05/15/24	367,102
		TOTAL INSURANCE			112,009,271

MATERIALS - 1.4%
1,625,000	g	Alpek SAB de C.V.	4.250	09/18/29	1,605,500
9,185,000		Amcor Flexibles North America, Inc	2.690	05/25/31	8,432,397
1,425,000	g	Anglo American Capital plc	3.875	03/16/29	1,425,657
2,300,000	g	Anglo American Capital plc	2.625	09/10/30	2,085,433
174

TIAA-CREF FUNDS - Core Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE

$4,300,000		AngloGold Ashanti Holdings plc	3.375%	11/01/28	$4,033,055
7,125,000		AngloGold Ashanti Holdings plc	3.750	10/01/30	6,665,437
1,778,000	g	Antofagasta plc	2.375	10/14/30	1,573,548
3,225,000	g	Ardagh Metal Packaging Finance USA LLC	3.250	09/01/28	2,926,687
2,900,000	g	Ardagh Metal Packaging Finance USA LLC	4.000	09/01/29	2,613,335
1,850,000		Ball Corp	2.875	08/15/30	1,658,608
370,000		Bemis Co, Inc	3.100	09/15/26	364,441
925,000		Bemis Co, Inc	2.630	06/19/30	852,438
10,105,000		Berry Global, Inc	1.570	01/15/26	9,413,599
6,100,000		Berry Global, Inc	1.650	01/15/27	5,556,406
2,140,000	e,g	CANPACK S.A.	3.125	11/01/25	1,963,450
2,500,000	g	Celulosa Arauco y Constitucion S.A.	4.250	04/30/29	2,487,925
1,325,000	e,g	Celulosa Arauco y Constitucion S.A.	4.200	01/29/30	1,328,326
2,325,000	g	Cemex SAB de C.V.	5.450	11/19/29	2,351,179
2,925,000	g	Cemex SAB de C.V.	3.875	07/11/31	2,669,092
1,500,000		Commercial Metals Co	4.125	01/15/30	1,400,625
2,725,000	e,g	Constellium SE	3.750	04/15/29	2,445,687
1,750,000	g	Corp Nacional del Cobre de Chile	3.625	08/01/27	1,753,524
3,000,000	g	Corp Nacional del Cobre de Chile	3.000	09/30/29	2,857,573
2,000,000	g	Corp Nacional del Cobre de Chile	3.150	01/14/30	1,923,169
1,500,000	g	Corp Nacional del Cobre de Chile	3.150	01/15/51	1,214,588
265,000		DowDuPont, Inc	4.493	11/15/25	275,613
1,140,000		DowDuPont, Inc	4.725	11/15/28	1,221,713
2,400,000		Freeport-McMoRan, Inc	5.450	03/15/43	2,687,616
1,500,000	g	Fresnillo plc	4.250	10/02/50	1,321,890
1,975,000	g	GCC SAB de C.V.	3.614	04/20/32	1,831,812
1,250,000	g	Gold Fields Orogen Holdings BVI Ltd	6.125	05/15/29	1,353,750
187,000		International Paper Co	4.350	08/15/48	195,798
3,000,000	g	Inversiones CMPC S.A.	4.375	04/04/27	3,137,850
4,900,000	g	Inversiones CMPC S.A.	3.000	04/06/31	4,416,174
675,000	g	James Hardie International Finance DAC	5.000	01/15/28	664,477
2,000,000	g	Klabin Austria GmbH	5.750	04/03/29	2,105,780
710,000	g	Midwest Connector Capital Co LLC	4.625	04/01/29	717,495
1,600,000		Mosaic Co	4.875	11/15/41	1,688,373
3,390,000		Newmont Corp	2.600	07/15/32	3,118,558
2,900,000	g	Nova Chemicals Corp	4.875	06/01/24	2,932,610
6,350,000		Nutrien Ltd	2.950	05/13/30	6,124,871
1,920,000	g	OCI NV	4.625	10/15/25	1,934,400
1,600,000	g	OCP S.A.	3.750	06/23/31	1,450,510
3,862,000	g	Orbia Advance Corp SAB de C.V.	1.875	05/11/26	3,617,922
480,000		Packaging Corp of America	3.650	09/15/24	486,163
375,000	g	PolyOne Corp	5.750	05/15/25	384,975
1,475,000		Sasol Financing USA LLC	5.875	03/27/24	1,494,618
2,250,000		Sasol Financing USA LLC	4.375	09/18/26	2,148,750
2,000,000	g	Sociedad Quimica y Minera de Chile S.A.	4.250	05/07/29	2,067,520
2,500,000	g	Sociedad Quimica y Minera de Chile S.A.	3.500	09/10/51	2,156,900
2,400,000		Suzano Austria GmbH	3.750	01/15/31	2,259,600
5,000,000		Suzano Austria GmbH	3.125	01/15/32	4,426,900
4,070,000	g	Tronox, Inc	4.625	03/15/29	3,810,538
3,675,000	g	UltraTech Cement Ltd	2.800	02/16/31	3,227,266
815,000	g	Unifrax Escrow Issuer Corp	5.250	09/30/28	757,082
800,000	g	WR Grace Holdings LLC	5.625	08/15/29	748,080
2,400,000		WRKCo, Inc	4.900	03/15/29	2,584,670
3,950,000		WRKCo, Inc	3.000	06/15/33	3,689,090
		TOTAL MATERIALS			142,641,043
175

TIAA-CREF FUNDS - Core Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE

MEDIA & ENTERTAINMENT - 2.1%
$2,675,000		Activision Blizzard, Inc	3.400%	09/15/26	$2,722,652
1,850,000		Activision Blizzard, Inc	1.350	09/15/30	1,603,575
6,850,000		Agree LP	2.000	06/15/28	6,205,222
4,787,059	g	Alfa Desarrollo S.p.A	4.550	09/27/51	4,152,774
3,315,000	g	Arches Buyer, Inc	4.250	06/01/28	3,092,431
1,050,000	e	AstraZeneca Finance LLC	2.250	05/28/31	977,697
1,275,000		Baidu, Inc	4.375	05/14/24	1,297,223
2,030,000		Baidu, Inc	1.625	02/23/27	1,817,703
4,100,000	g	BOC Aviation USA Corp	1.625	04/29/24	3,938,255
1,575,000	g	Cable Onda S.A.	4.500	01/30/30	1,536,412
4,900,000	g	CCO Holdings LLC	5.125	05/01/27	4,907,227
2,500,000	g	CCO Holdings LLC	4.500	08/15/30	2,345,731
5,000,000	g	CCO Holdings LLC	4.250	02/01/31	4,537,500
4,725,000		Charter Communications Operating LLC	2.250	01/15/29	4,251,878
4,000,000		Charter Communications Operating LLC	2.800	04/01/31	3,605,176
5,000,000		Charter Communications Operating LLC	3.500	03/01/42	4,133,666
2,400,000		Charter Communications Operating LLC	5.125	07/01/49	2,380,988
15,750,000		Charter Communications Operating LLC	4.800	03/01/50	14,961,074
9,680,000		Charter Communications Operating LLC	3.700	04/01/51	7,977,274
13,450,000		Comcast Corp	2.350	01/15/27	13,078,201
3,700,000		Comcast Corp	4.150	10/15/28	3,888,031
7,575,000		Comcast Corp	1.500	02/15/31	6,600,105
4,525,000		Comcast Corp	3.200	07/15/36	4,329,120
1,000,000		Comcast Corp	3.900	03/01/38	1,029,974
10,080,000		Comcast Corp	2.800	01/15/51	8,500,123
11,178,000	g	Comcast Corp	2.887	11/01/51	9,423,449
10,186,000	g	Comcast Corp	2.937	11/01/56	8,408,780
4,100,000	g	CSC Holdings LLC	5.500	04/15/27	4,064,125
5,000,000	g	CSC Holdings LLC	3.375	02/15/31	4,212,500
1,225,000	g	CT Trust	5.125	02/03/32	1,223,775
985,000	g	DIRECTV Holdings LLC	5.875	08/15/27	968,994
656,000		Discovery Communications LLC	2.950	03/20/23	657,463
3,095,000		Discovery Communications LLC	3.625	05/15/30	3,006,169
760,000		Discovery Communications LLC	4.875	04/01/43	761,822
1,450,000		DISH DBS Corp	5.000	03/15/23	1,455,133
1,000,000		DISH DBS Corp	7.750	07/01/26	993,500
2,375,000	g	DISH DBS Corp	5.250	12/01/26	2,262,187
1,300,000	g	Electricidad Firme de Mexico Holdings S.A. de C.V.	4.900	11/20/26	1,210,638
1,950,000	g	Empresa de los Ferrocarriles del Estado	3.068	08/18/50	1,447,875
2,375,000	g	ENN Clean Energy International Investment Ltd	3.375	05/12/26	2,220,445
5,500,000	g	Genm Capital Labuan Ltd	3.882	04/19/31	4,794,777
2,985,000		Grupo Televisa SAB	6.625	01/15/40	3,572,138
3,300,000	g	GSK Consumer Healthcare Capital US LLC	3.375	03/24/27	3,299,957
5,300,000	g	GSK Consumer Healthcare Capital US LLC	3.625	03/24/32	5,295,018
650,000		Lamar Media Corp	3.750	02/15/28	617,204
2,000,000		Lamar Media Corp	4.875	01/15/29	1,985,000
1,000,000		Lamar Media Corp	4.000	02/15/30	951,250
1,675,000		Lamar Media Corp	3.625	01/15/31	1,537,868
1,275,000	g	LCPR Senior Secured Financing DAC	5.125	07/15/29	1,217,236
176

TIAA-CREF FUNDS - Core Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE

$1,800,000	†,g	LUKOIL Capital DAC	2.800%	04/26/27	$990,000
3,000,000	†,g	LUKOIL Capital DAC	3.600	10/26/31	1,602,000
5,000,000	†,g	LUKOIL Securities BV	3.875	05/06/30	2,675,000
7,375,000	g	Magallanes, Inc	5.050	03/15/42	7,522,723
3,275,000	g	Magallanes, Inc	5.141	03/15/52	3,350,635
1,000,000	g	Medco Laurel Tree Pte Ltd	6.950	11/12/28	975,937
2,645,000	g	Mexico Remittances Funding Fiduciary Estate Management Sarl	4.875	01/15/28	2,064,423
3,260,000	g	Misc Capital Two Labuan Ltd	3.750	04/06/27	3,240,437
825,000	g	News Corp	3.875	05/15/29	779,625
1,375,000	g	S&P Global, Inc	4.250	05/01/29	1,447,966
2,725,000	g	Sirius XM Radio, Inc	4.000	07/15/28	2,588,750
1,575,000	g	Sirius XM Radio, Inc	4.125	07/01/30	1,474,468
750,000	g	TEGNA, Inc	4.750	03/15/26	749,610
500,000		TEGNA, Inc	4.625	03/15/28	497,360
250,000		Time Warner Cable LLC	5.875	11/15/40	268,677
1,275,000	g	Univision Communications, Inc	4.500	05/01/29	1,213,653
800,000		ViacomCBS, Inc	3.375	02/15/28	782,971
1,770,000		ViacomCBS, Inc	4.375	03/15/43	1,684,598
200,000		ViacomCBS, Inc	5.850	09/01/43	230,434
2,940,000		Viatris, Inc	1.650	06/22/25	2,735,812
4,500,000		Walt Disney Co	3.000	09/15/22	4,534,837
110,000		Walt Disney Co	7.625	11/30/28	136,502
85,000		Walt Disney Co	6.550	03/15/33	108,043
2,325,000		Weibo Corp	3.375	07/08/30	1,983,883
		TOTAL MEDIA & ENTERTAINMENT			223,095,659

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.0%
1,550,000		AbbVie, Inc	2.850	05/14/23	1,559,237
12,900,000		AbbVie, Inc	3.800	03/15/25	13,139,712
12,375,000		AbbVie, Inc	4.050	11/21/39	12,714,161
2,072,000		AbbVie, Inc	4.400	11/06/42	2,186,007
1,360,000		AbbVie, Inc	4.450	05/14/46	1,445,114
11,350,000		AbbVie, Inc	4.250	11/21/49	11,778,086
1,775,000		AstraZeneca plc	3.125	06/12/27	1,786,319
12,000,000		AstraZeneca plc	1.375	08/06/30	10,457,177
1,500,000	g	Avantor Funding, Inc	4.625	07/15/28	1,483,500
2,040,000	g	Avantor Funding, Inc	3.875	11/01/29	1,917,600
3,150,000		Bristol-Myers Squibb Co	2.350	11/13/40	2,658,124
3,050,000		Bristol-Myers Squibb Co	3.550	03/15/42	3,016,622
1,065,000		Danaher Corp	2.800	12/10/51	904,969
475,000	g	Endo Luxembourg Finance Co I Sarl	6.125	04/01/29	433,437
635,000		Gilead Sciences, Inc	4.000	09/01/36	648,725
5,830,000		Gilead Sciences, Inc	2.800	10/01/50	4,770,829
1,250,000		Johnson & Johnson	3.400	01/15/38	1,274,440
2,250,000		Merck & Co, Inc	2.750	12/10/51	1,959,840
4,075,000		Mylan, Inc	4.550	04/15/28	4,119,961
2,500,000	g	Organon Finance LLC	4.125	04/30/28	2,381,763
5,650,000	g	Organon Finance LLC	5.125	04/30/31	5,452,250
11,155,000		Takeda Pharmaceutical Co Ltd	2.050	03/31/30	10,068,900
177

TIAA-CREF FUNDS - Core Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE

$1,000,000		Takeda Pharmaceutical Co Ltd	3.025%	07/09/40	$891,606
1,544,000		Teva Pharmaceutical Finance Netherlands III BV	2.800	07/21/23	1,523,079
3,500,000		Teva Pharmaceutical Finance Netherlands III BV	3.150	10/01/26	3,168,865
695,000		Teva Pharmaceutical Finance Netherlands III BV	4.750	05/09/27	667,165
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			102,407,488

REAL ESTATE - 2.0%
5,450,000		Alexandria Real Estate Equities, Inc	3.450	04/30/25	5,484,615
450,000		Alexandria Real Estate Equities, Inc	3.950	01/15/27	460,077
675,000		Alexandria Real Estate Equities, Inc	3.950	01/15/28	689,223
2,775,000		Alexandria Real Estate Equities, Inc	4.900	12/15/30	3,067,864
1,900,000		Alexandria Real Estate Equities, Inc	1.875	02/01/33	1,607,006
2,700,000		American Tower Corp	2.950	01/15/25	2,669,381
600,000		American Tower Corp	3.375	10/15/26	591,993
1,200,000		American Tower Corp	3.600	01/15/28	1,188,500
5,370,000		American Tower Corp	1.500	01/31/28	4,744,911
5,800,000		American Tower Corp	3.800	08/15/29	5,771,774
6,950,000		American Tower Corp	2.900	01/15/30	6,449,088
1,375,000		American Tower Corp	2.100	06/15/30	1,199,151
890,000		American Tower Corp	1.875	10/15/30	757,450
1,975,000		Brandywine Operating Partnership LP	3.950	02/15/23	1,987,840
1,125,000		Brandywine Operating Partnership LP	4.100	10/01/24	1,138,176
2,225,000		Brixmor Operating Partnership LP	3.850	02/01/25	2,241,379
8,206,000		Brixmor Operating Partnership LP	2.250	04/01/28	7,494,020
1,700,000		Brixmor Operating Partnership LP	2.500	08/16/31	1,501,514
2,000,000		Camden Property Trust	4.250	01/15/24	2,031,242
400,000		Crown Castle International Corp	3.650	09/01/27	397,097
7,625,000		Crown Castle International Corp	2.250	01/15/31	6,720,557
3,130,000		Crown Castle International Corp	2.100	04/01/31	2,706,781
2,900,000		CubeSmart LP	2.250	12/15/28	2,633,419
1,474,000		CubeSmart LP	2.000	02/15/31	1,282,406
1,525,000		Digital Realty Trust LP	3.600	07/01/29	1,518,089
1,075,000		Duke Realty LP	2.875	11/15/29	1,030,503
7,735,000		Essential Properties LP	2.950	07/15/31	6,766,867
5,000,000		Essex Portfolio LP	3.875	05/01/24	5,056,584
3,200,000		Essex Portfolio LP	3.000	01/15/30	3,063,796
1,225,000		Federal Realty Investment Trust	1.250	02/15/26	1,127,301
4,980,000	g	HAT Holdings I LLC	3.375	06/15/26	4,731,000
1,675,000		Healthcare Realty Trust, Inc	3.875	05/01/25	1,686,384
3,000,000		Healthcare Realty Trust, Inc	3.625	01/15/28	2,971,279
1,660,000		Healthcare Realty Trust, Inc	2.400	03/15/30	1,505,821
925,000	e	Healthcare Realty Trust, Inc	2.050	03/15/31	804,658
4,125,000		Healthcare Trust of America Holdings LP	3.500	08/01/26	4,112,548
6,765,000		Healthcare Trust of America Holdings LP	3.100	02/15/30	6,430,732
7,500,000		Highwoods Realty LP	3.875	03/01/27	7,553,482
1,025,000		Highwoods Realty LP	4.125	03/15/28	1,038,949
1,350,000		Highwoods Realty LP	4.200	04/15/29	1,376,624
8,010,000		Highwoods Realty LP	3.050	02/15/30	7,613,476
2,085,000		Highwoods Realty LP	2.600	02/01/31	1,891,851
1,225,000	g	Howard Hughes Corp	4.125	02/01/29	1,149,368
835,000		Hudson Pacific Properties LP	3.950	11/01/27	838,324
178

TIAA-CREF FUNDS - Core Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE

$1,400,000		Kennedy-Wilson, Inc	4.750%	03/01/29	$1,349,782
1,475,000		Kennedy-Wilson, Inc	5.000	03/01/31	1,416,000
2,275,000		Life Storage LP	2.400	10/15/31	2,004,910
1,200,000		Mid-America Apartments LP	4.300	10/15/23	1,220,113
1,200,000		Mid-America Apartments LP	3.750	06/15/24	1,216,187
1,050,000		Mid-America Apartments LP	4.000	11/15/25	1,071,623
7,350,000		Mid-America Apartments LP	2.750	03/15/30	7,017,449
6,200,000		Mid-America Apartments LP	1.700	02/15/31	5,375,599
1,700,000		Mid-America Apartments LP	2.875	09/15/51	1,423,791
625,000		National Retail Properties, Inc	4.000	11/15/25	640,043
1,850,000		National Retail Properties, Inc	3.600	12/15/26	1,854,204
1,100,000		Regency Centers LP	3.900	11/01/25	1,118,387
950,000		Regency Centers LP	3.600	02/01/27	962,780
5,885,000		Regency Centers LP	2.950	09/15/29	5,606,441
4,425,000		Retail Properties of America, Inc	4.750	09/15/30	4,573,041
17,050,000	g	SBA Tower Trust	2.836	01/15/25	16,772,288
8,398,000	g	SBA Tower Trust	1.884	01/15/26	7,923,175
7,500,000	g	SBA Tower Trust	1.631	11/15/26	7,048,084
646,000		SITE Centers Corp	3.625	02/01/25	646,420
2,000,000		SITE Centers Corp	4.250	02/01/26	2,023,334
2,833,000		SITE Centers Corp	4.700	06/01/27	2,932,273
400,000		Weingarten Realty Investors	3.375	10/15/22	401,763
1,876,000		Weingarten Realty Investors	3.500	04/15/23	1,891,291
475,000		Weingarten Realty Investors	4.450	01/15/24	483,569
1,025,000		Weingarten Realty Investors	3.850	06/01/25	1,036,033
700,000		Weingarten Realty Investors	3.250	08/15/26	696,330
1,075,000		Weyerhaeuser Co	4.000	03/09/52	1,072,861
		TOTAL REAL ESTATE			206,860,871

RETAILING - 0.5%
1,550,000		Amazon.com, Inc	2.875	05/12/41	1,430,519
2,670,000	g	Asbury Automotive Group, Inc	4.625	11/15/29	2,486,437
755,000	g	Asbury Automotive Group, Inc	5.000	02/15/32	701,803
980,000		AutoNation, Inc	1.950	08/01/28	877,096
3,275,000		AutoZone, Inc	1.650	01/15/31	2,791,631
300,000		Chevron USA, Inc	3.900	11/15/24	308,976
550,000	g	Group 1 Automotive, Inc	4.000	08/15/28	512,188
520,000		Home Depot, Inc	2.625	06/01/22	520,588
4,500,000	g	JSM Global Sarl	4.750	10/20/30	3,943,170
1,665,000	g	Kia Corp	2.375	02/14/25	1,618,254
925,000	g	L Brands, Inc	6.625	10/01/30	971,250
850,000	g	Lithia Motors, Inc	4.625	12/15/27	843,625
4,900,000	g	Magic Mergeco, Inc	5.250	05/01/28	4,498,690
437,000	g	Myriad International Holdings BV	4.850	07/06/27	423,247
4,215,000		O’Reilly Automotive, Inc	3.550	03/15/26	4,241,220
2,175,000		O’Reilly Automotive, Inc	3.600	09/01/27	2,198,310
2,100,000		O’Reilly Automotive, Inc	4.200	04/01/30	2,171,884
9,530,000		O’Reilly Automotive, Inc	1.750	03/15/31	8,140,499
2,000,000	g	Prosus NV	3.832	02/08/51	1,457,512
4,950,000	g	Staples, Inc	7.500	04/15/26	4,806,970
550,000	g	Superior Plus LP	4.500	03/15/29	516,797
5,315,000		Target Corp	2.350	02/15/30	5,077,345
2,575,000	g	Volkswagen Group of America Finance LLC	1.625	11/24/27	2,286,242
		TOTAL RETAILING			52,824,253
179

TIAA-CREF FUNDS - Core Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.5%
$1,925,000	g	Broadcom, Inc	4.000%	04/15/29	$1,924,057
4,032,000		Broadcom, Inc	4.150	11/15/30	4,086,387
8,075,000	g	Broadcom, Inc	2.450	02/15/31	7,203,530
3,920,000	g	Broadcom, Inc	3.419	04/15/33	3,658,621
6,774,000	g	Broadcom, Inc	3.469	04/15/34	6,273,613
1,718,000	g	Broadcom, Inc	3.187	11/15/36	1,491,377
260,000		Intel Corp	3.150	05/11/27	262,209
1,150,000		Intel Corp	3.734	12/08/47	1,148,569
1,350,000		Lam Research Corp	3.750	03/15/26	1,387,191
1,525,000		Lam Research Corp	4.000	03/15/29	1,598,401
4,515,000		Lam Research Corp	1.900	06/15/30	4,091,643
4,735,000		NVIDIA Corp	2.000	06/15/31	4,319,537
1,650,000	g	NXP BV	2.700	05/01/25	1,599,263
2,650,000	g	NXP BV	3.875	06/18/26	2,658,515
1,200,000	g	NXP BV	3.400	05/01/30	1,163,107
2,575,000	g	NXP BV	3.125	02/15/42	2,216,789
4,300,000	g	SK Hynix, Inc	1.500	01/19/26	3,977,799
1,100,000		Texas Instruments, Inc	2.625	05/15/24	1,103,791
1,100,000		Texas Instruments, Inc	4.150	05/15/48	1,221,554
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			51,385,953

SOFTWARE & SERVICES - 0.6%
11,405,000		Adobe, Inc	2.300	02/01/30	10,790,585
265,000	g	CA Magnum Holdings	5.375	10/31/26	261,025
90,000	g	Camelot Finance S.A.	4.500	11/01/26	87,525
690,000	g	Clarivate Science Holdings Corp	3.875	07/01/28	658,101
5,330,000		Fiserv, Inc	3.500	07/01/29	5,246,278
900,000	g	Gartner, Inc	3.750	10/01/30	844,875
3,500,000	g	HCL America, Inc	1.375	03/10/26	3,204,420
1,413,000	g	j2 Global, Inc	4.625	10/15/30	1,345,494
19,000,000		Microsoft Corp	2.400	08/08/26	18,840,955
1,911,000		Microsoft Corp	2.525	06/01/50	1,650,139
1,885,000	g	NCR Corp	5.000	10/01/28	1,804,888
2,830,000	g	Open Text Corp	3.875	12/01/29	2,688,500
550,000	g	Open Text Holdings, Inc	4.125	02/15/30	521,507
1,425,000	g	Prosus NV	4.193	01/19/32	1,253,829
1,525,000	g	Rackspace Technology Global, Inc	3.500	02/15/28	1,364,303
875,000		salesforce.com, Inc	3.700	04/11/28	904,037
3,625,000		salesforce.com, Inc	1.950	07/15/31	3,316,331
3,150,000		salesforce.com, Inc	2.700	07/15/41	2,787,727
580,000		Visa, Inc	3.150	12/14/25	586,666
3,400,000		Visa, Inc	2.700	04/15/40	3,091,178
		TOTAL SOFTWARE & SERVICES			61,248,363

TECHNOLOGY HARDWARE & EQUIPMENT - 0.6%
3,450,000		Amphenol Corp	2.800	02/15/30	3,270,985
8,575,000		Apple, Inc	2.450	08/04/26	8,469,979
19,975,000		Apple, Inc	2.050	09/11/26	19,388,590
5,370,000		Apple, Inc	1.650	02/08/31	4,832,696
1,100,000		Apple, Inc	4.650	02/23/46	1,301,582
180

TIAA-CREF FUNDS - Core Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE

$1,590,000		Apple, Inc	2.650%	02/08/51	$1,371,508
1,865,000		Corning, Inc	4.375	11/15/57	1,884,792
4,415,000		Dell International LLC	5.300	10/01/29	4,809,038
11,625,000	g	Imola Merger Corp	4.750	05/15/29	11,194,410
6,000,000	g	Lenovo Group Ltd	3.421	11/02/30	5,554,132
975,000	g	Sensata Technologies BV	4.000	04/15/29	928,424
525,000		Tyco Electronics Group S.A.	3.700	02/15/26	535,711
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			63,541,847

TELECOMMUNICATION SERVICES - 2.4%
3,775,000	g	Altice France S.A.	5.125	07/15/29	3,383,344
3,075,000	g	America Movil SAB de C.V.	5.375	04/04/32	3,095,018
15,950,000		AT&T, Inc	2.250	02/01/32	14,143,158
12,477,000		AT&T, Inc	2.550	12/01/33	11,085,121
2,300,000		AT&T, Inc	4.500	05/15/35	2,436,507
4,900,000		AT&T, Inc	3.500	06/01/41	4,511,528
8,825,000		AT&T, Inc	3.300	02/01/52	7,564,722
36,400,000		AT&T, Inc	3.550	09/15/55	32,103,571
12,174,000		AT&T, Inc	3.800	12/01/57	11,106,827
2,399,000		AT&T, Inc	3.650	09/15/59	2,103,761
3,775,000	g	Avaya, Inc	6.125	09/15/28	3,722,792
2,000,000	g	Bharti Airtel Ltd	4.375	06/10/25	2,014,420
4,250,000	g	Bharti Airtel Ltd	3.250	06/03/31	3,927,911
2,500,000	g	C&W Senior Financing Designated Activity Co	6.875	09/15/27	2,481,250
3,850,000	g	Empresa Nacional de Telecomunicaciones S.A.	3.050	09/14/32	3,493,875
1,925,000	g	Iliad Holding SASU	6.500	10/15/26	1,930,198
1,675,000	g	Millicom International Cellular S.A.	4.500	04/27/31	1,559,919
2,500,000	g	MTN Mauritius Investment Ltd	6.500	10/13/26	2,630,255
500,000		Orange S.A.	5.375	01/13/42	574,592
4,700,000		Telefonica Emisiones SAU	4.103	03/08/27	4,806,915
5,000,000		Telefonica Emisiones SAU	5.213	03/08/47	5,358,271
2,990,000		Telefonica Emisiones SAU	4.895	03/06/48	3,091,678
3,000,000	g	Telefonica Moviles Chile S.A.	3.537	11/18/31	2,790,000
800,000		T-Mobile USA, Inc	2.250	02/15/26	753,840
3,000,000		T-Mobile USA, Inc	2.625	02/15/29	2,738,190
19,910,000		T-Mobile USA, Inc	3.875	04/15/30	19,986,437
16,800,000		T-Mobile USA, Inc	2.550	02/15/31	15,234,264
1,275,000		T-Mobile USA, Inc	3.000	02/15/41	1,077,781
1,150,000		T-Mobile USA, Inc	4.500	04/15/50	1,163,404
4,545,000		T-Mobile USA, Inc	3.300	02/15/51	3,824,283
1,375,000		Verizon Communications, Inc	1.680	10/30/30	1,198,902
13,630,000		Verizon Communications, Inc	1.750	01/20/31	11,883,590
27,600,000		Verizon Communications, Inc	2.550	03/21/31	25,641,780
2,568,000	g	Verizon Communications, Inc	2.355	03/15/32	2,319,456
18,400,000		Verizon Communications, Inc	2.875	11/20/50	15,373,627
4,915,000	g	Vmed O2 UK Financing I plc	4.750	07/15/31	4,632,388
7,735,000		Vodafone Group plc	4.375	02/19/43	7,763,645
5,800,000		Vodafone Group plc	4.250	09/17/50	5,777,655
		TOTAL TELECOMMUNICATION SERVICES			249,284,875

TRANSPORTATION - 0.5%
1,000,000	g	Adani Ports & Special Economic Zone Ltd	4.000	07/30/27	970,979
800,000	g	Adani Ports & Special Economic Zone Ltd	4.200	08/04/27	779,333
181

TIAA-CREF FUNDS - Core Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE

$2,300,000	e,g	Adani Ports & Special Economic Zone Ltd	3.100%	02/02/31	$1,980,122
4,500,000	g	AerCap Global Aviation	6.500	06/15/45	4,406,130
2,750,000		Burlington Northern Santa Fe LLC	3.050	02/15/51	2,524,845
6,375,000		Canadian Pacific Railway Co	2.050	03/05/30	5,839,771
2,950,000		Canadian Pacific Railway Co	3.100	12/02/51	2,608,217
1,000,000		CSX Corp	2.600	11/01/26	983,962
625,000		CSX Corp	3.250	06/01/27	629,118
700,000		CSX Corp	3.800	03/01/28	723,228
9,715,000		CSX Corp	4.250	03/15/29	10,302,445
1,500,000	g	DP World Ltd	5.625	09/25/48	1,622,073
2,235,000	g	First Student Bidco, Inc	4.000	07/31/29	2,084,182
1,443,000	g	Mexico City Airport Trust	4.250	10/31/26	1,426,781
5,000,000	g	Mexico City Airport Trust	5.500	07/31/47	4,406,300
2,650,000	g	Pelabuhan Indonesia III Persero PT	4.500	05/02/23	2,686,782
3,000,000		Southwest Airlines Co	5.125	06/15/27	3,207,106
5,200,000		Union Pacific Corp	2.891	04/06/36	4,858,880
1,175,000		Union Pacific Corp	3.839	03/20/60	1,179,085
		TOTAL TRANSPORTATION			53,219,339

UTILITIES - 3.0%
1,675,000	g	Abu Dhabi National Energy Co PJSC	2.000	04/29/28	1,558,668
1,775,000	g	Access Bank plc	6.125	09/21/26	1,671,982
1,787,375	g	Adani Transmission Ltd	4.250	05/21/36	1,636,567
1,000,000		AEP Transmission Co LLC	3.100	12/01/26	997,515
1,000,000		AEP Transmission Co LLC	4.000	12/01/46	1,018,127
1,740,000		AEP Transmission Co LLC	3.750	12/01/47	1,708,855
2,140,000		AEP Transmission Co LLC	2.750	08/15/51	1,753,041
1,450,000	g	Aeropuerto Internacional de Tocumen S.A.	4.000	08/11/41	1,318,512
725,000		Alabama Power Co	4.150	08/15/44	735,986
3,000,000		Alabama Power Co	3.450	10/01/49	2,783,101
10,350,000		Alabama Power Co	3.125	07/15/51	8,999,457
4,600,000		Ameren Corp	3.650	02/15/26	4,655,630
1,650,000		American Water Capital Corp	3.000	12/01/26	1,645,691
3,075,000		American Water Capital Corp	2.800	05/01/30	2,945,837
10,000,000		American Water Capital Corp	2.300	06/01/31	9,120,301
1,400,000		American Water Capital Corp	4.000	12/01/46	1,414,470
1,425,000		American Water Capital Corp	3.750	09/01/47	1,390,962
675,000		American Water Capital Corp	3.450	05/01/50	632,740
760,000		American Water Capital Corp	3.250	06/01/51	685,554
2,990,000		Atmos Energy Corp	1.500	01/15/31	2,575,576
375,000		Atmos Energy Corp	4.125	10/15/44	384,530
800,000	g	Azure Power Solar Energy Pvt Ltd	5.650	12/24/24	817,880
2,050,000		Baltimore Gas & Electric Co	3.750	08/15/47	2,018,866
5,535,000	g	Becle SAB de C.V.	2.500	10/14/31	4,910,099
4,950,000		Berkshire Hathaway Energy Co	3.250	04/15/28	4,952,279
7,137,000	e	Berkshire Hathaway Energy Co	1.650	05/15/31	6,214,972
1,075,000		Black Hills Corp	4.250	11/30/23	1,095,561
850,000		Black Hills Corp	3.150	01/15/27	834,172
760,000		Black Hills Corp	3.875	10/15/49	717,380
1,200,000		CenterPoint Energy Houston Electric LLC	3.000	03/01/32	1,173,200
660,000		CenterPoint Energy Resources Corp	6.250	02/01/37	806,165
1,125,000		CMS Energy Corp	3.600	11/15/25	1,132,180
182

TIAA-CREF FUNDS - Core Bond Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE

	$2,125,000	g	Colbun S.A.	3.150%	01/19/32	$1,933,750
	3,000,000	g	Comision Federal de Electricidad	3.348	02/09/31	2,625,030
	395,000		Commonwealth Edison Co	5.900	03/15/36	484,836
	9,470,000		Commonwealth Edison Co	3.000	03/01/50	8,499,874
	2,750,000		Commonwealth Edison Co	2.750	09/01/51	2,336,522
	1,235,000		Consolidated Edison Co of New York, Inc	3.950	03/01/43	1,205,488
	1,425,000		Consumers Energy Co	2.650	08/15/52	1,182,819
	6,300,000		Dominion Energy, Inc	3.300	04/15/41	5,715,667
	12,000,000		Dominion Energy, Inc	4.350	N/A‡	11,604,720
	14,570,000		Duke Energy Corp	3.300	06/15/41	13,191,958
	3,125,000		Duke Energy Corp	3.750	09/01/46	2,949,705
	297,024		Duke Energy Florida Project Finance LLC	1.731	09/01/22	296,083
	3,310,000		Duke Energy Progress LLC	2.500	08/15/50	2,688,521
	2,100,000		Eastern Energy Gas Holdings LLC	2.500	11/15/24	2,078,119
	6,000,000		Edison International	5.375	N/A‡	5,788,500
	2,390,000	g	Empresas Publicas de Medellin ESP	4.250	07/18/29	2,127,578
	2,500,000		Enel Chile S.A.	4.875	06/12/28	2,589,775
	4,900,000	g	EnfraGen Energia Sur S.A.	5.375	12/30/30	3,403,932
	3,500,000	g	ENN Energy Holdings Ltd	2.625	09/17/30	3,140,949
	1,000,000		Entergy Arkansas LLC	2.650	06/15/51	815,352
	3,700,000		Entergy Corp	0.900	09/15/25	3,392,983
	2,600,000	g	Equate Petrochemical BV	2.625	04/28/28	2,403,956
	900,000	g	Eskom Holdings SOC Ltd	8.450	08/10/28	875,860
	2,525,000		Eversource Energy	1.650	08/15/30	2,175,287
	3,000,000		Eversource Energy	3.450	01/15/50	2,722,846
	1,225,000		Exelon Corp	4.050	04/15/30	1,264,488
	2,700,000		Florida Power & Light Co	3.990	03/01/49	2,886,364
UGX	8,000,000,000	†,g	ICBC Standard Bank plc	14.250	06/26/34	2,121,640
	$1,150,000		Indiana Michigan Power Co	3.750	07/01/47	1,096,743
	2,865,000		Indiana Michigan Power Co	3.250	05/01/51	2,555,745
	2,000,000	g	Inkia Energy Ltd	5.875	11/09/27	1,930,020
	6,000,000	g	Israel Electric Corp Ltd	4.250	08/14/28	6,042,600
	2,000,000	g	Kallpa Generacion SA	4.125	08/16/27	2,001,000
	2,200,000	g	Korea Hydro & Nuclear Power Co Ltd	3.750	07/25/23	2,231,834
	2,600,000	g	Korea Southern Power Co Ltd	0.750	01/27/26	2,381,622
	7,275,000		MidAmerican Energy Co	3.650	04/15/29	7,477,620
	2,175,000		MidAmerican Energy Co	3.650	08/01/48	2,154,958
	2,000,000	g	Nemak SAB de C.V.	3.625	06/28/31	1,745,320
	1,650,000		Nevada Power Co	2.400	05/01/30	1,549,987
	4,320,000		NextEra Energy Capital Holdings, Inc	2.250	06/01/30	3,954,325
	15,720,000		NiSource, Inc	1.700	02/15/31	13,334,286
	2,845,000	g	NRG Energy, Inc	2.450	12/02/27	2,623,954
	1,250,000		NRG Energy, Inc	5.750	01/15/28	1,270,506
	2,000,000		NSTAR Electric Co	3.200	05/15/27	2,002,413
	850,000		NSTAR Electric Co	3.950	04/01/30	882,290
	2,175,000		Ohio Power Co	4.150	04/01/48	2,197,941
	2,175,000		Ohio Power Co	4.000	06/01/49	2,166,939
	150,000		Oncor Electric Delivery Co LLC	7.250	01/15/33	197,316
	2,940,000		PacifiCorp	2.700	09/15/30	2,799,685
	2,915,000		PacifiCorp	2.900	06/15/52	2,546,856
	350,000	g	Pattern Energy Operations LP	4.500	08/15/28	344,334
183

TIAA-CREF FUNDS - Core Bond Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE

	$1,375,000		PECO Energy Co	3.000%	09/15/49	$1,236,254
	1,000,000		PECO Energy Co	2.800	06/15/50	862,272
	1,400,000	g	Perusahaan Listrik Negara PT	3.875	07/17/29	1,373,876
	2,500,000	g	Perusahaan Listrik Negara PT	3.375	02/05/30	2,337,500
	989,590	g,o	Petra Diamonds US Treasury plc	10.500	03/08/26	1,039,069
	4,150,000	†,g	Phosagro OAO Via Phosagro Bond Funding DAC	2.600	09/16/28	1,146,438
	135,000		Potomac Electric Power Co	7.900	12/15/38	193,434
	2,050,000	g	Promigas S.A. ESP	3.750	10/16/29	1,856,296
	8,425,000		Public Service Co of Colorado	1.875	06/15/31	7,487,304
	5,440,000		Public Service Co of Colorado	3.200	03/01/50	5,076,175
	3,925,000		Public Service Electric & Gas Co	3.150	01/01/50	3,637,153
	3,000,000	e,g	Rumo Luxembourg Sarl	5.250	01/10/28	2,985,000
	3,215,000	g	Saka Energi Indonesia PT	4.450	05/05/24	3,148,289
	4,000,000		Sempra Energy	4.875	N/A‡	4,020,000
	1,750,000		Southern Co	4.400	07/01/46	1,788,079
	15,000,000		Southern Co	4.000	01/15/51	14,512,500
	2,075,000		Southern Co Gas Capital Corp	3.875	11/15/25	2,111,887
	1,250,000		Southern Co Gas Capital Corp	4.400	06/01/43	1,250,440
	1,175,000		Southern Co Gas Capital Corp	3.950	10/01/46	1,109,110
	4,900,000		Southwestern Public Service Co	3.400	08/15/46	4,547,964
	1,700,000	g	Tengizchevroil Finance Co International Ltd	2.625	08/15/25	1,494,679
	4,000,000	g	TerraForm Power Operating LLC	4.750	01/15/30	3,901,200
	1,635,259	g	UEP Penonome II S.A.	6.500	10/01/38	1,553,496
	1,025,000		Virginia Electric & Power Co	2.950	11/15/26	1,012,538
	1,050,000		Virginia Electric & Power Co	3.500	03/15/27	1,067,468
	6,000,000		Virginia Electric & Power Co	3.800	04/01/28	6,141,580
	1,000,000		Wisconsin Power & Light Co	4.100	10/15/44	969,921
	470,000		Xcel Energy, Inc	4.800	09/15/41	503,340
			TOTAL UTILITIES			310,660,014

			TOTAL CORPORATE BONDS			3,964,709,877
			(Cost $4,232,894,541)

GOVERNMENT BONDS - 42.8%

AGENCY SECURITIES - 0.1%
	2,500,000		Amber Circle Funding Ltd	3.250	12/04/22	2,509,480
	3,119,000		Canal Barge Co, Inc	4.500	11/12/34	3,317,345
	5,250,000		Overseas Private Investment Corp (OPIC)	3.520	09/20/32	5,421,493
			TOTAL AGENCY SECURITIES			11,248,318

FOREIGN GOVERNMENT BONDS - 2.3%
	2,000,000	g	Abu Dhabi Government International Bond	3.125	05/03/26	2,032,520
	1,500,000	g	Abu Dhabi Government International Bond	2.500	09/30/29	1,466,900
	975,000	g	African Export-Import Bank	2.634	05/17/26	905,381
	3,325,000	g	Arab Petroleum Investments Corp	4.125	09/18/23	3,395,087
INR	140,000,000		Asian Development Bank	6.200	10/06/26	1,812,286
	$4,465,000	g	Banque Ouest Africaine de Developpement	4.700	10/22/31	4,401,662
EUR	2,100,000	g	Banque Ouest Africaine de Developpement	2.750	01/22/33	2,137,170
	$628,900	g	Barbados Government International Bond	6.500	10/01/29	602,650
	3,450,000	g	Bermuda Government International Bond	3.717	01/25/27	3,497,437
	750,000	g	Bermuda Government International Bond	4.750	02/15/29	804,825
	3,000,000	g	BNG Bank NV	3.000	09/20/23	3,031,054
184

TIAA-CREF FUNDS - Core Bond Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE

	$1,245,000	g	Brazil Minas SPE via State of Minas Gerais	5.333%	02/15/28	$1,257,462
	735,000		Brazilian Government International Bond	4.625	01/13/28	736,646
	2,445,000		Brazilian Government International Bond	3.875	06/12/30	2,254,046
	725,000		Brazilian Government International Bond	5.625	02/21/47	685,045
	2,000,000		Brazilian Government International Bond	4.750	01/14/50	1,674,480
	1,825,000		Chile Government International Bond	2.750	01/31/27	1,784,157
	5,950,000	e	Chile Government International Bond	2.550	01/27/32	5,590,739
	990,000		Chile Government International Bond	3.100	05/07/41	870,962
CNY	16,600,000		China Government Bond	2.880	11/05/23	2,640,375
	5,000,000		China Government Bond	3.270	11/19/30	812,370
	3,300,000		China Government Bond	3.810	09/14/50	555,623
	$4,745,000		Colombia Government International Bond	3.000	01/30/30	4,084,591
	4,275,000		Colombia Government International Bond	3.250	04/22/32	3,569,069
	1,300,000	e	Colombia Government International Bond	5.000	06/15/45	1,094,093
COP	3,460,000,000		Colombian TES	6.000	04/28/28	774,375
	$3,000,000	g	Corp Financiera de Desarrollo S.A.	2.400	09/28/27	2,756,250
	3,460,000	g	Costa Rica Government International Bond	5.625	04/30/43	3,027,535
	1,750,000	g	Development Bank of Japan, Inc	0.500	03/04/24	1,684,476
DOP	90,000,000	g	Dominican Republic Government International Bond	9.750	06/05/26	1,670,786
	120,000,000	g	Dominican Republic Government International Bond	12.000	03/05/32	2,619,784
	$2,250,000	g	Dominican Republic Government International Bond	4.875	09/23/32	2,036,273
	3,725,000	g	Dominican Republic Government International Bond	6.500	02/15/48	3,538,787
	1,295,000	g	Dominican Republic International Bond	5.500	02/22/29	1,278,813
	990,000	g	Dominican Republic International Bond	5.300	01/21/41	858,835
	143,196	g	Ecuador Government International Bond	0.000	07/31/30	79,475
	857,325	g	Ecuador Government International Bond (Step Bond)	5.000	07/31/30	715,875
	956,102	g	Ecuador Government International Bond (Step Bond)	1.000	07/31/35	625,300
	1,150,000	g	Egypt Government International Bond	7.600	03/01/29	1,090,430
EUR	3,000,000	g	Egypt Government International Bond	5.625	04/16/30	2,785,758
	$1,500,000	g	Egypt Government International Bond	7.053	01/15/32	1,316,838
	1,050,000	g	Egypt Government International Bond	8.500	01/31/47	893,235
	1,875,000	g	Egypt Government International Bond	8.875	05/29/50	1,619,062
	450,000	g	El Salvador Government International Bond	6.375	01/18/27	220,505
	1,200,000	g	El Salvador Government International Bond	7.625	02/01/41	552,012
	1,070,000	g	El Salvador Government International Bond	7.125	01/20/50	476,161
	395,000		European Investment Bank	4.875	02/15/36	495,679
	4,400,000	g	Export-Import Bank of India	3.875	02/01/28	4,350,087
	1,900,000	g	Export-Import Bank of India	2.250	01/13/31	1,635,768
	2,200,000		Export-Import Bank of Korea	0.750	09/21/25	2,039,630
	3,200,000		Export-Import Bank of Korea	1.250	09/21/30	2,786,400
	950,000	g	Ghana Government International Bond	8.125	03/26/32	684,000
	1,500,000	g	Ghana Government International Bond	8.627	06/16/49	1,042,500
	1,700,000	g	Guatemala Government Bond	3.700	10/07/33	1,572,517
	245,000	g	Guatemala Government International Bond	6.125	06/01/50	257,252
EUR	1,750,000	g	Hellenic Republic Government International Bond	1.875	07/23/26	1,953,154
	$1,350,000	g	Honduras Government International Bond	6.250	01/19/27	1,282,514
	575,000	g	Hungary Government International Bond	2.125	09/22/31	518,861
	1,775,000		Indonesia Government International Bond	3.550	03/31/32	1,822,667
IDR	28,000,000,000		Indonesia Treasury Bond	7.000	09/15/30	1,984,613
	25,500,000,000		Indonesia Treasury Bond	7.500	08/15/32	1,845,971
	$1,747,500	g	Iraq Government International Bond	5.800	01/15/28	1,701,676
	3,100,000		Israel Government International Bond	3.250	01/17/28	3,183,231
EUR	125,000	g	Ivory Coast Government International Bond	4.875	01/30/32	121,310
185

TIAA-CREF FUNDS - Core Bond Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE

	$770,000	g	Ivory Coast Government International Bond	6.125%	06/15/33	$743,681
	1,149,654	g	Ivory Coast Government International Bond (Step Bond)	5.750	12/31/32	1,124,576
	710,000		Jamaica Government International Bond	6.750	04/28/28	781,000
	3,050,000		Jamaica Government International Bond	7.875	07/28/45	3,934,531
	1,500,000	g	Japan Finance Organization for Municipalities	3.000	03/12/24	1,511,012
	1,750,000	g	Jordan Government International Bond	4.950	07/07/25	1,740,466
	2,060,000	g	Jordan Government International Bond	5.850	07/07/30	1,914,740
	1,375,000	g	Kenya Government International Bond	7.000	05/22/27	1,320,740
	1,000,000	g	Kenya Government International Bond	8.000	05/22/32	969,421
	1,490,000	g	Kenya Government International Bond	6.300	01/23/34	1,273,011
	2,000,000	g	Kommunalbanken AS.	1.125	06/14/30	1,779,619
	3,175,000	g	Korea Electric Power Corp	1.125	06/15/25	2,979,198
	1,700,000	g	Korea Housing Finance Corp	3.000	10/31/22	1,705,474
	3,000,000	g	Korea Hydro & Nuclear Power Co Ltd	1.250	04/27/26	2,791,788
MYR	7,600,000		Malaysia Government Bond	3.828	07/05/34	1,733,444
MXN	27,200,000		Mexican Bonos	5.750	03/05/26	1,243,733
	24,500,000		Mexican Bonos	8.500	11/18/38	1,250,239
	$2,200,000		Mexico Government International Bond	4.150	03/28/27	2,312,178
	900,000	e	Mexico Government International Bond	3.250	04/16/30	866,313
	3,424,000		Mexico Government International Bond	6.050	01/11/40	3,877,372
	4,000,000		Mexico Government International Bond	4.280	08/14/41	3,728,680
	2,025,000		Mexico Government International Bond	4.750	03/08/44	1,989,806
	500,000	g	Mongolia Government International Bond	5.125	04/07/26	490,841
	1,710,000	g	Mongolia Government International Bond	4.450	07/07/31	1,535,981
	1,760,000	g	Morocco Government International Bond	3.000	12/15/32	1,523,411
	2,825,000	g	Morocco Government International Bond	5.500	12/11/42	2,766,754
	525,000	g	Morocco Government International Bond	4.000	12/15/50	420,065
	2,500,000	g	Namibia Government International Bond	5.250	10/29/25	2,510,331
	425,000	g	Nigeria Government International Bond	6.500	11/28/27	403,056
	1,000,000	e,g,k	Nigeria Government International Bond	8.375	03/24/29	1,009,640
	345,000	g	Nigeria Government International Bond	7.875	02/16/32	325,986
	400,000	g	Oman Government International Bond	6.750	10/28/27	434,152
	2,090,000	g	Oman Government International Bond	6.000	08/01/29	2,174,461
	1,500,000	e,g	Oman Government International Bond	6.250	01/25/31	1,586,065
	400,000	e,g	Oman Sovereign Sukuk Co	4.875	06/15/30	416,634
	1,500,000	e,g	Pakistan Global Sukuk Programme Co Ltd	7.950	01/31/29	1,398,810
	970,000	g	Pakistan Government International Bond	6.875	12/05/27	762,905
	2,645,000		Panama Bonos del Tesoro	3.362	06/30/31	2,486,300
	3,225,000		Panama Notas del Tesoro	3.750	04/17/26	3,236,287
	475,000	g	Paraguay Government International Bond	4.700	03/27/27	494,000
	1,275,000	g	Paraguay Government International Bond	5.400	03/30/50	1,290,938
	1,150,000	g	Perusahaan Penerbit SBSN Indonesia III	4.400	03/01/28	1,235,100
	1,435,000	e,g	Perusahaan Penerbit SBSN Indonesia III	2.550	06/09/31	1,368,990
	1,315,000		Peruvian Government International Bond	3.000	01/15/34	1,225,790
	1,320,000	k	Philippine Government International Bond	4.200	03/29/47	1,377,283
	620,000		Province of Quebec Canada	7.500	09/15/29	810,599
	1,500,000	g	Provincia de Mendoza Argentina (Step Bond)	4.250	03/19/29	993,750
	450,000	g	Qatar Government International Bond	3.400	04/16/25	458,062
	2,200,000	g	Qatar Government International Bond	3.750	04/16/30	2,317,259
	2,300,000	g	Qatar Government International Bond	4.400	04/16/50	2,585,422
	475,000	g	Republic of Azerbaijan Government International Bond	5.125	09/01/29	486,166
GHS	14,700,000		Republic of Ghana Government Bonds	16.500	02/06/23	1,940,603
	$5,000,000		Republic of Italy Government International Bond	4.000	10/17/49	4,797,290
	2,200,000	g	Republic of Paraguay	6.100	08/11/44	2,433,222
186

TIAA-CREF FUNDS - Core Bond Fund

				REFERENCE		MATURITY
PRINCIPAL			ISSUER	RATE & SPREAD	RATE	DATE	VALUE

UZS	7,990,000,000	g	Republic of Uzbekistan Bond		14.500%	11/25/23	$640,094
	$410,000	g	Republic of Uzbekistan Government International Bond		5.375	02/20/29	409,368
	2,150,000	g	Republic of Uzbekistan International Bond		4.750	02/20/24	2,148,766
UZS	7,600,000,000	g	Republic of Uzbekistan International Bond		14.000	07/19/24	580,408
	$2,000,000	g	Romanian Government International Bond		3.000	02/14/31	1,844,257
	1,425,000	g	Romanian Government International Bond		4.000	02/14/51	1,232,481
RUB	147,000,000	†	Russian Federal Bond-OFZ		6.000	10/06/27	54,277
	$1,600,000	†,g	Russian Foreign Bond - Eurobond		5.100	03/28/35	256,000
	3,825,000	g	Rwanda International Government Bond		5.500	08/09/31	3,486,277
	2,900,000	g	Saudi Government International Bond		4.500	04/17/30	3,170,614
	2,810,000	g	Saudi Government International Bond		3.750	01/21/55	2,703,850
	1,225,000	e,g	Serbia International Bond		2.125	12/01/30	1,022,435
RSD	290,000,000		Serbia Treasury Bonds		5.875	02/08/28	2,721,951
	$2,000,000		South Africa Government International Bond		5.875	09/16/25	2,114,434
ZAR	22,300,000		South Africa Government International Bond		7.000	02/28/31	1,271,952
	23,400,000		South Africa Government International Bond		8.750	01/31/44	1,347,666
	$2,895,000		South Africa Government International Bond		5.375	07/24/44	2,548,939
	2,900,000	g	Southern Gas Corridor CJSC		6.875	03/24/26	3,161,545
	1,110,000		State of Israel		3.800	05/13/60	1,109,896
THB	24,600,000		Thailand Government International Bond		2.875	12/17/28	771,163
	24,500,000		Thailand Government International Bond		3.300	06/17/38	740,008
	$3,000,000	g	Turkiye Ihracat Kredi Bankasi AS.		5.750	07/06/26	2,738,025
	1,225,000	g	Ukraine Government International Bond		9.750	11/01/28	514,500
EUR	850,000	g	Ukraine Government International Bond		4.375	01/27/30	385,528
UYU	98,000,000	g	Uruguay Government International Bond		9.875	06/20/22	2,391,295
	$150,000		Uruguay Government International Bond		4.375	01/23/31	163,454
	575,000		Uruguay Government International Bond		4.125	11/20/45	622,633
	1,200,000	g	Zambia Government International Bond		8.500	04/14/24	866,736
			TOTAL FOREIGN GOVERNMENT BONDS				241,480,752

MORTGAGE BACKED - 18.2%
	4,335,000	g,i	Angel Oak Mortgage Trust		2.837	11/25/66	4,045,771
	12,030,000	g,i	Connecticut Avenue Securities Trust		1.999	12/25/41	11,472,596
	5,000,000	g,i	Connecticut Avenue Securities Trust		4.599	01/25/42	4,718,137
	17		Federal Home Loan Mortgage Corp (FHLMC)		6.000	05/15/22	17
	2,460,671	i	FHLMC	LIBOR 1 M + 5.920%	5.523	03/15/44	341,186
	8,036,054		FHLMC		4.000	10/01/47	8,336,135
	3,767,523	i	FHLMC	LIBOR 1 M + 9.920%	9.285	06/15/48	4,160,481
	18,037		FHLMC		4.000	07/01/48	18,700
	4,068,450	i	FHLMC	LIBOR 1 M + 9.840%	9.205	10/15/48	4,389,953
	22,557,923		FHLMC		4.000	09/01/49	23,374,344
	12,553,383		FHLMC		2.000	09/25/50	1,453,475
	18,191,052		FHLMC		2.500	11/25/50	3,051,478
	24,102,304		FHLMC		2.500	02/25/51	4,204,090
	6,807,255		FHLMC		3.000	09/01/51	6,783,229
	27,385,091		FHLMC		3.000	11/01/51	27,105,530
	4,937,431		FHLMC		3.000	11/01/51	4,870,629
	2,617,136		FHLMC		3.000	11/01/51	2,601,736
	3,935,749		FHLMC		3.000	11/01/51	3,895,571
	37,182,454	h	FHLMC		2.000	02/01/52	34,592,117
187

TIAA-CREF FUNDS - Core Bond Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE

$41,228,160	h	FHLMC		2.500%	02/01/52	$39,408,085
34,480,000	h	FHLMC		2.500	03/01/52	33,010,337
45,100,000	h	FHLMC		2.500	03/01/52	43,097,359
259		Federal Home Loan Mortgage Corp Gold (FGLMC)		8.000	01/01/31	263
7,047		FGLMC		8.000	09/01/31	7,558
65,542		FGLMC		7.000	12/01/31	70,382
42,459		FGLMC		4.500	07/01/33	45,208
308,282		FGLMC		7.000	12/01/33	336,466
94,290		FGLMC		4.500	04/01/35	100,372
87,590		FGLMC		7.000	05/01/35	94,741
1,679,464		FGLMC		5.000	06/01/36	1,817,683
64,025		FGLMC		5.000	07/01/39	69,362
1,434,436		FGLMC		5.000	08/01/44	1,552,231
93,943		FGLMC		4.500	11/01/44	99,948
122,045		FGLMC		4.500	11/01/44	128,871
102,349		FGLMC		4.500	12/01/44	109,024
66,906		FGLMC		4.500	12/01/44	70,091
611,602		FGLMC		3.500	04/01/45	624,033
13,139,489		FGLMC		3.500	08/01/45	13,406,558
14,113,726		FGLMC		3.500	10/01/45	14,394,543
2,869,871		FGLMC		4.000	12/01/45	3,004,056
17,010,469		FGLMC		3.500	08/01/46	17,341,727
4,724,457		FGLMC		4.500	06/01/47	5,040,587
4,049,297		FGLMC		4.000	09/01/47	4,228,503
4,260,202		FGLMC		3.500	12/01/47	4,330,029
2,047,721		FGLMC		4.000	07/01/48	2,124,581
10,439,689		FGLMC		4.500	08/01/48	11,016,887
73		Federal National Mortgage Association (FNMA)		8.000	07/01/24	76
114		FNMA		7.500	01/01/29	120
804		FNMA		7.500	03/01/31	889
975,716		FNMA		3.500	05/01/32	1,003,557
2,677,388		FNMA		3.000	10/01/32	2,705,263
645,826		FNMA		3.500	11/01/32	668,971
619,691		FNMA		5.000	05/01/35	669,560
481,841		FNMA		5.000	10/01/35	521,113
247,644		FNMA		5.000	02/01/36	267,921
81,105,000	h	FNMA		2.000	04/25/37	78,770,063
50,405,000	h	FNMA		2.500	04/25/37	49,812,348
24,830,000	h	FNMA		3.000	04/25/37	25,000,706
340,182		FNMA		5.500	11/01/38	375,157
212,942		FNMA		5.500	03/01/39	233,028
3,508,423		FNMA		3.000	10/01/39	3,462,210
1,656,237		FNMA		3.000	05/01/40	1,642,907
400,270		FNMA		5.000	09/01/40	433,073
220,918		FNMA		4.000	02/01/41	231,096
419,587		FNMA		5.000	05/01/41	453,984
24,492,768		FNMA		2.000	03/01/42	22,887,320
6,127,071		FNMA		4.000	09/01/42	6,370,884
755,385		FNMA		3.500	04/01/43	770,556
648,722		FNMA		3.500	09/01/43	662,865
3,027,372	i	FNMA	LIBOR 1 M + 5.950%	5.493	09/25/43	480,157
2,016,261		FNMA		4.000	01/01/44	2,107,502
188

TIAA-CREF FUNDS - Core Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE

$2,099,132		FNMA	4.500%	03/01/44	$2,241,367
505,940		FNMA	4.500	06/01/44	538,343
2,524,608		FNMA	4.500	06/01/44	2,684,790
465,360		FNMA	3.500	07/01/44	474,647
1,574,738		FNMA	4.500	08/01/44	1,675,649
2,116,329		FNMA	4.500	10/01/44	2,250,046
1,494,017		FNMA	4.500	11/01/44	1,584,335
1,404,321		FNMA	5.000	11/01/44	1,518,806
393,952		FNMA	4.500	12/01/44	417,902
1,358,963		FNMA	4.000	01/01/45	1,415,013
1,559,345		FNMA	3.500	05/01/45	1,587,218
2,366,849		FNMA	4.000	06/01/45	2,474,444
3,267,065		FNMA	4.000	12/01/45	3,408,329
3,156,941		FNMA	3.500	01/01/46	3,215,987
2,765,786		FNMA	4.000	01/01/46	2,886,077
2,474,736		FNMA	4.000	03/01/46	2,587,357
1,419,925		FNMA	4.000	04/01/46	1,481,598
2,359,170		FNMA	3.500	06/01/46	2,400,705
4,971,627		FNMA	3.500	07/01/46	5,064,625
11,129,894		FNMA	3.500	07/01/46	11,351,753
1,765,621		FNMA	3.000	10/01/46	1,715,122
1,495,296		FNMA	3.500	10/01/46	1,520,940
2,494,761		FNMA	4.500	05/01/47	2,652,276
6,312,418		FNMA	4.000	09/01/47	6,512,407
11,487,009		FNMA	4.000	09/01/47	11,834,904
782,914		FNMA	3.000	11/01/47	760,860
5,401,426		FNMA	3.500	11/01/47	5,508,864
14,267,924		FNMA	4.000	12/01/47	14,767,793
327,722		FNMA	4.000	12/01/47	337,804
7,460,349		FNMA	3.500	01/01/48	7,570,507
2,892,716		FNMA	4.500	01/01/48	3,050,118
1,202,058		FNMA	4.500	02/01/48	1,267,437
2,222,088		FNMA	4.000	03/01/48	2,304,717
4,823,088		FNMA	4.500	03/01/48	5,085,184
2,026,354		FNMA	4.500	05/01/48	2,136,585
1,610,662		FNMA	4.500	05/01/48	1,698,275
3,025,782		FNMA	4.000	06/01/48	3,101,864
2,249,976		FNMA	5.000	08/01/48	2,410,692
27,603		FNMA	3.000	05/01/49	26,796
232,911		FNMA	3.000	06/01/49	225,995
4,368,047		FNMA	4.500	06/01/49	4,559,873
19,982,672		FNMA	3.000	07/01/50	19,675,388
7,469,960		FNMA	2.000	08/25/50	982,637
21,724,883		FNMA	2.500	11/25/50	3,159,389
7,215,665		FNMA	3.000	02/25/51	1,306,079
86,047,097		FNMA	2.000	04/01/51	80,077,261
6,896,895		FNMA	3.500	08/01/51	6,964,864
5,155,317		FNMA	3.000	09/01/51	5,081,862
11,020,345		FNMA	2.500	11/25/51	1,585,493
44,942,027	h	FNMA	2.000	12/01/51	41,780,148
48,731,203	h	FNMA	2.500	01/01/52	46,567,353
35,230,027	h	FNMA	2.000	02/01/52	32,775,598
29,538,137	h	FNMA	2.500	02/01/52	28,279,089
189

TIAA-CREF FUNDS - Core Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE

$61,991,363	h	FNMA	2.500%	02/01/52	$59,238,572
37,026,626	h	FNMA	2.500	02/01/52	35,415,425
30,889,227	h	FNMA	2.500	02/01/52	29,511,401
2,968,972		FNMA	3.000	02/01/52	2,907,814
12,007,533		FNMA	3.500	02/01/52	12,148,680
18,526,758	h	FNMA	2.000	03/01/52	17,224,536
17,550,105	h	FNMA	2.000	03/01/52	16,316,536
2,639,177		FNMA	3.000	03/01/52	2,584,536
29,260,000	h	FNMA	2.500	04/01/52	27,960,676
29,270,000	h	FNMA	2.000	04/25/52	27,169,649
34,474,000	h	FNMA	2.500	04/25/52	32,890,351
232,150,000	h	FNMA	3.000	04/25/52	227,071,719
16,930,000	h	FNMA	3.500	04/25/52	16,959,098
25,500,000	h	FNMA	4.000	04/25/52	26,025,937
37,240,000	h	FNMA	3.500	05/25/52	37,175,568
4,250,000	g,i	Freddie Mac STACR REMIC Trust	3.499	10/25/41	3,920,896
3,831,000	g,i	Freddie Mac STACR REMIC Trust	3.550	03/25/42	3,900,545
1,940,000	g,i	Freddie Mac Structured Agency Credit Risk Debt Notes	2.399	08/25/33	1,912,363
7,070,000	g,i	Freddie Mac Structured Agency Credit Risk Debt Notes	3.700	11/25/41	6,693,334
26,600,000	g,i	Freddie Mac Structured Agency Credit Risk Debt Notes	2.499	02/25/42	25,882,098
29,059		Government National Mortgage Association (GNMA)	6.500	11/20/38	32,362
257,378		GNMA	5.000	06/15/39	282,561
959,304		GNMA	4.500	12/20/45	1,031,840
2,129,617		GNMA	4.000	06/20/46	267,752
39,685,000	h	GNMA	2.000	04/20/52	37,750,356
101,865,000	h	GNMA	2.500	04/20/52	98,797,112
93,545,000	h	GNMA	3.000	04/20/52	92,445,116
9,291,189	g,i	GS Mortgage-Backed Securities Trust	2.500	03/25/52	8,476,120
9,750,062	g,i	GS Mortgage-Backed Securities Trust	2.500	03/25/52	9,298,411
9,285,386	g,i	GS Mortgage-Backed Securities Trust	2.500	05/01/52	8,912,160
8,960,000	†,g,i	GS MortSecurities Trust	3.000	08/26/52	8,328,600
7,800,000	g,i	J.P. Morgan Mortgage Trust	3.000	09/25/52	7,297,570
14,106,983	g,i	JP Morgan Mortgage Trust	2.500	07/25/52	12,922,222
24,509,537	g,i	JP Morgan Mortgage Trust	3.250	07/25/52	23,499,673
15,465,000	g,i	JP Morgan Mortgage Trust	3.000	08/25/52	14,449,505
15,552,714	g,i	RCKT Mortgage Trust	2.500	02/25/52	14,205,460
		TOTAL MORTGAGE BACKED			1,893,925,705

MUNICIPAL BONDS - 1.4%
5,440,000		Alabama Economic Settlement Authority	3.163	09/15/25	5,458,246
990,000		Chicago Housing Authority	3.682	01/01/25	1,005,914
380,000		City & County of San Francisco CA Community Facilities District	3.028	09/01/23	382,267
550,000		City & County of San Francisco CA Community Facilities District	4.038	09/01/34	562,375
4,945,000		City of New York NY	3.200	12/01/26	4,994,830
2,215,000		Commonwealth Financing Authority	3.864	06/01/38	2,292,559
1,500,000		County of Miami-Dade FL Aviation Revenue	2.218	10/01/22	1,505,801
2,500,000		County of Miami-Dade FL Aviation Revenue	3.285	10/01/23	2,530,690
3,500,000		County of Miami-Dade FL Aviation Revenue	2.504	10/01/24	3,468,163
190

TIAA-CREF FUNDS - Core Bond Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE

$2,250,000	County of Miami-Dade FL Aviation Revenue	3.405%	10/01/24	$2,277,936
3,500,000	County of Miami-Dade FL Aviation Revenue	2.604	10/01/25	3,442,118
2,380,000	County of Miami-Dade FL Aviation Revenue	3.505	10/01/25	2,411,078
2,500,000	County of Miami-Dade FL Aviation Revenue	2.704	10/01/26	2,453,290
2,000,000	County of Miami-Dade FL Aviation Revenue	3.049	10/01/26	1,991,319
3,750,000	County of Miami-Dade FL Aviation Revenue	3.612	10/01/26	3,821,500
470,000	County of Miami-Dade FL Aviation Revenue	4.280	10/01/41	483,500
4,265,000	Denver City & County School District No. 1	3.598	12/15/27	4,439,918
1,000,000	Los Angeles County Redevelopment Agency	2.000	09/01/22	1,003,683
4,805,000	Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agy	3.375	09/01/35	4,950,222
6,650,000	Michigan Finance Authority	2.988	09/01/49	6,816,362
3,400,000	New Jersey Economic Development Authority	7.425	02/15/29	3,995,491
4,075,000	New York State Dormitory Authority	4.294	07/01/44	4,268,556
810,000	Oklahoma City Economic Development Trust	3.440	09/01/24	823,481
2,000,000	Port of Seattle WA	3.471	05/01/31	2,013,042
1,625,000	Port of Seattle WA	3.571	05/01/32	1,640,293
1,000,000	Regents of the University of California Medical Center Pooled Revenue	2.037	05/15/23	1,000,672
1,000,000	Regents of the University of California Medical Center Pooled Revenue	2.259	05/15/24	991,911
1,250,000	Regents of the University of California Medical Center Pooled Revenue	2.359	05/15/25	1,233,132
1,785,000	Regents of the University of California Medical Center Pooled Revenue	2.459	05/15/26	1,751,259
1,600,000	Regents of the University of California Medical Center Pooled Revenue	2.559	05/15/27	1,565,902
3,980,000	Rhode Island Convention Center Authority	3.195	05/15/26	3,988,316
875,000	San Francisco City & County Redevelopment Agency	3.113	08/01/22	880,264
6,365,000	San Jose Redevelopment Agency	3.375	08/01/34	6,263,928
660,000	Santa Ana Community Redevelopment Agency Successor Agency	3.567	09/01/23	673,054
13,060,000	State of California	4.600	04/01/38	14,287,669
21,060,000	State of Illinois	5.100	06/01/33	22,395,360
9,900,000	State of Wisconsin	3.154	05/01/27	9,983,989
1,763,000	State Public School Building Authority	5.000	09/15/27	1,914,440
7,500,000	Texas A&M University	3.993	05/15/37	7,836,209
2,000,000	University of California	2.439	05/15/24	1,988,323
2,000,000	University of California	2.589	05/15/25	1,977,804
	TOTAL MUNICIPAL BONDS			147,764,866

U.S. TREASURY SECURITIES - 20.8%
1,900,000	United States Treasury Bond	4.750	02/15/37	2,478,906
10,875,000	United States Treasury Bond	3.500	02/15/39	12,459,521
16,015,000	United States Treasury Bond	3.875	08/15/40	19,129,167
2,850,000	United States Treasury Bond	1.875	02/15/41	2,537,725
4,507,000	United States Treasury Bond	1.750	08/15/41	3,906,301
31,830,000	United States Treasury Bond	2.000	11/15/41	28,801,177
12,000,000	United States Treasury Bond	3.125	11/15/41	12,938,906
94,834,100	United States Treasury Bond	2.250	02/15/42	91,470,453
1,380,000	United States Treasury Bond	2.500	05/15/46	1,352,131
10,450,000	United States Treasury Bond	3.000	05/15/47	11,282,734
1,255,000	United States Treasury Bond	2.750	08/15/47	1,300,641
42,835,000	United States Treasury Bond	2.750	11/15/47	44,444,659
55,445,000	United States Treasury Bond	3.000	02/15/48	60,406,894
510,000	United States Treasury Bond	3.125	05/15/48	569,407
191

TIAA-CREF FUNDS - Core Bond Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE

$45,841,000		United States Treasury Bond		3.375%	11/15/48	$53,676,946
79,028,000		United States Treasury Bond		1.875	11/15/51	69,322,374
254,369,000		United States Treasury Bond		2.250	02/15/52	243,955,769
20,505,696	k	United States Treasury Inflation Indexed Bonds		0.500	04/15/24	21,551,807
25,349,000	e,k	United States Treasury Inflation Indexed Bonds		0.125	01/15/32	26,957,572
8,600,000		United States Treasury Note		0.125	08/31/22	8,571,445
4,800,000		United States Treasury Note		0.125	10/31/22	4,770,375
1,640,000		United States Treasury Note		0.125	12/31/22	1,624,113
1,000,000		United States Treasury Note		0.125	05/31/23	979,570
383,215,000	e	United States Treasury Note		1.500	02/29/24	377,631,439
350,000,000		United States Treasury Note		0.250	03/15/24	336,218,750
1,745,000		United States Treasury Note		1.750	03/15/25	1,708,055
18,100,000		United States Treasury Note		0.875	06/30/26	16,905,117
40,000,000		United States Treasury Note		0.875	09/30/26	37,232,812
173,795,000		United States Treasury Note		1.250	12/31/26	164,202,331
268,315,000		United States Treasury Note		1.875	02/28/27	261,124,995
675,000		United States Treasury Note		1.000	07/31/28	617,651
218,000		United States Treasury Note		1.125	08/31/28	200,850
7,225,000		United States Treasury Note		1.375	10/31/28	6,754,246
135,250,000		United States Treasury Note		1.875	02/28/29	130,558,516
6,275,000		United States Treasury Note		1.250	08/15/31	5,704,367
104,636,000		United States Treasury Note		1.875	02/15/32	100,483,259
		TOTAL U.S. TREASURY SECURITIES				2,163,830,981

		TOTAL GOVERNMENT BONDS				4,458,250,622
		(Cost $4,543,466,783)

STRUCTURED ASSETS - 14.6%

ASSET BACKED - 6.1%
950,000	g	Affirm Asset Securitization Trust		1.660	08/15/25	941,284
		Series - 2021 A (Class C)
3,375,000	g,i	AIMCO CLO 16 Ltd	LIBOR 3 M + 1.650%	1.895	01/17/35	3,327,534
		Series - 2021 16A (Class B)
10,000,000	g,i	AIMCO CLO Series	LIBOR 3 M + 1.050%	1.304	04/20/34	9,894,040
		Series - 2017 AA (Class AR)
10,000,000	g,i	AIMCO CLO Series	LIBOR 3 M + 1.500%	1.754	04/20/34	9,799,470
		Series - 2017 AA (Class BR)
284,178		American Airlines Pass Through Trust		3.575	01/15/28	270,002
		Series - 2016 1 (Class AA)
1,000,000		AmeriCredit Automobile Receivables Trust		2.130	03/18/26	977,309
		Series - 2020 2 (Class D)
17,000,000		AmeriCredit Automobile Receivables Trust		1.210	12/18/26	16,064,777
		Series - 2021 1 (Class D)
1,233,816	g	AMSR Trust		1.819	04/17/37	1,170,111
		Series - 2020 SFR1 (Class A)
2,000,000	g	AMSR Trust		3.148	01/19/39	1,916,023
		Series - 2019 SFR1 (Class C)
1,865,000	g	AMSR Trust		3.247	01/19/39	1,765,969
		Series - 2019 SFR1 (Class D)
192

TIAA-CREF FUNDS - Core Bond Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE

$8,155,764	g	Apollo aviation securitization		2.798%	01/15/47	$7,502,552
		Series - 2021 2A (Class A)
2,722,500	g	Applebee’s Funding LLC		4.194	06/05/49	2,701,779
		Series - 2019 1A (Class A2I)
55,677	†,g	Asset Backed Funding Corp NIM Trust		5.900	07/26/35	1
		Series - 2005 WMC1 (Class N1)
6,000,000	g	Avis Budget Rental Car Funding AESOP LLC		3.070	09/20/23	6,017,980
		Series - 2017 1A (Class A)
8,500,000	g	Avis Budget Rental Car Funding AESOP LLC		2.970	03/20/24	8,531,351
		Series - 2017 2A (Class A)
1,181,200	g	Avis Budget Rental Car Funding AESOP LLC		2.020	02/20/27	1,119,242
		Series - 2020 2A (Class A)
6,800,000	g	Avis Budget Rental Car Funding AESOP LLC		1.630	08/20/27	6,203,538
		Series - 2021 1A (Class B)
3,100,000	g	Avis Budget Rental Car Funding AESOP LLC		2.130	08/20/27	2,824,067
		Series - 2021 1A (Class C)
1,500,000	g,i	Bonanza RE Ltd	U.S. Treasury Bill 3 M + 4.750%	5.258	12/23/24	1,499,100
		Series - 2020 A (Class )
1,184,114	g	BRE Grand Islander Timeshare Issuer LLC		3.280	09/26/33	1,168,263
		Series - 2019 A (Class A)
1,747,133	g	British Airways Pass Through Trust		3.800	09/20/31	1,723,133
		Series - 2018 1 (Class AA)
5,425,060	g	Capital Automotive REIT		2.690	02/15/50	5,303,384
		Series - 2020 1A (Class A1)
3,957,902	g	Capital Automotive REIT		1.440	08/15/51	3,695,761
		Series - 2021 1A (Class A1)
8,400,000	g	Capital Automotive REIT		1.920	08/15/51	7,827,757
		Series - 2021 1A (Class A3)
1,075,000		CarMax Auto Owner Trust		1.280	07/15/27	1,003,172
		Series - 2021 1 (Class D)
5,826,250	g	Cars Net Lease Mortgage Notes Series		2.010	12/15/50	5,399,311
		Series - 2020 1A (Class A1)
9,937,500	g	Cars Net Lease Mortgage Notes Series		3.100	12/15/50	9,382,121
		Series - 2020 1A (Class A3)
2,500,000		Carvana Auto Receivables Trust		1.270	03/10/28	2,416,881
		Series - 2021 N2 (Class D)
9,150,000		Carvana Auto Receivables Trust		1.720	09/11/28	8,887,705
		Series - 2021 N4 (Class C)
3,340,000	g	Carvana Auto Receivables Trust		4.130	12/11/28	3,307,289
		Series - 2022 N1 (Class D)
4,150,000	g,i	Cayuga Park CLO Ltd	LIBOR 3 M + 1.650%	1.000	07/17/34	4,109,255
		Series - 2020 1A (Class B1R)
353,947	i	C-BASS Trust	LIBOR 1 M + 0.160%	0.617	07/25/36	342,963
		Series - 2006 CB6 (Class A1)
8,817,685	†,g,i	CBRE Realty Finance	LIBOR 3 M + 0.300%	0.520	04/07/52	22,044
		Series - 2007 1A (Class A2)
8,974,909	g	CF Hippolyta LLC		1.690	07/15/60	8,480,838
		Series - 2020 1 (Class A1)
193

TIAA-CREF FUNDS - Core Bond Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE

$2,715,659	g	CF Hippolyta LLC		1.990%	07/15/60	$2,495,591
		Series - 2020 1 (Class A2)
1,841,007	g	CF Hippolyta LLC		2.280	07/15/60	1,736,250
		Series - 2020 1 (Class B1)
7,105,000		Chase Issuance Trust		1.530	01/15/25	7,089,690
		Series - 2020 A1 (Class A1)
1,500,000	g,i	CIFC Funding Ltd	LIBOR 3 M + 1.220%	1.474	07/20/30	1,495,911
		Series - 2017 3A (Class A1)
5,855,000	g,i	CIFC Funding Ltd	LIBOR 3 M + 1.600%	1.854	10/20/34	5,794,512
		Series - 2020 2A (Class BR)
2,175,000	g,i	CIFC Funding Ltd	LIBOR 3 M + 2.050%	2.304	10/20/34	2,158,881
		Series - 2020 2A (Class CR)
5,625,000	g,i	CIFC Funding Ltd	LIBOR 3 M + 1.650%	1.891	07/15/36	5,583,043
		Series - 2020 1A (Class BR)
2,000,000	g,i	CIFC Funding Ltd	LIBOR 3 M + 2.000%	2.241	07/15/36	1,975,454
		Series - 2020 1A (Class CR)
18,949		CIT Group Home Equity Loan Trust (Step Bond)		6.200	02/25/30	18,754
		Series - 2002 1 (Class AF6)
11,450,000	g	Cologix Data Centers US Issuer LLC		3.300	12/26/51	11,020,357
		Series - 2021 1A (Class A2)
3,950,000	g	COMM Mortgage Trust		2.500	08/15/57	3,046,033
		Series - 2019 GC44 (Class D)
954,941	g	Corevest American Finance Trust		1.832	03/15/50	913,454
		Series - 2020 1 (Class A1)
1,096,875	g	DB Master Finance LLC		4.352	05/20/49	1,095,878
		Series - 2019 1A (Class A23)
16,957,500	g	DB Master Finance LLC		2.045	11/20/51	15,470,938
		Series - 2021 1A (Class A2I)
13,366,500	g	DB Master Finance LLC		2.493	11/20/51	12,050,194
		Series - 2021 1A (Class A2II)
1,305,111	g	Diamond Resorts Owner Trust		2.890	02/20/32	1,292,973
		Series - 2019 1A (Class A)
3,667,859	g	Diamond Resorts Owner Trust		2.050	11/21/33	3,519,309
		Series - 2021 1A (Class B)
3,300,000	i	Discover Card Execution Note Trust	LIBOR 1 M + 0.360%	0.757	10/15/22	3,302,550
		Series - 2017 A7 (Class A7)
2,558,250	g	Domino’s Pizza Master Issuer LLC		4.474	10/25/45	2,578,933
		Series - 2015 1A (Class A2II)
2,322,000	g	Domino’s Pizza Master Issuer LLC		4.116	07/25/48	2,332,937
		Series - 2018 1A (Class A2I)
13,845,375	g	Domino’s Pizza Master Issuer LLC		2.662	04/25/51	12,836,283
		Series - 2021 1A (Class A2I)
3,800,000	g,i	Dryden 49 Senior Loan Fund	LIBOR 3 M + 1.600%	1.841	07/18/30	3,776,664
		Series - 2017 49A (Class BR)
11,800,000	g	DT Auto Owner Trust		1.160	11/16/26	11,217,678
		Series - 2021 1A (Class D)
1,864,570	g,i	Ellington Loan Acquisition Trust	LIBOR 1 M + 1.100%	1.557	05/25/37	1,860,281
		Series - 2007 2 (Class A2C)
22,540,000	g	Flexential Issuer, LLC		3.250	11/27/51	21,340,543
		Series - 2021 1A (Class A2)
194

TIAA-CREF FUNDS - Core Bond Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE

$20,631,524	g	FNA VI LLC		1.350%	01/10/32	$19,691,463
		Series - 2021 1A (Class A)
11,000,000	g,h,i	GRACIE POINT INTERNATIONAL FUNDING		0.000	04/01/24	11,006,875
		Series - 2022 1A (Class A)
1,975,000	g	Hardee’s Funding LLC		3.981	12/20/50	1,909,957
		Series - 2020 1A (Class A2)
868,159	g	HERO Funding Trust		3.190	09/20/48	853,823
		Series - 2017 3A (Class A1)
312,378	g	HERO Funding Trust		3.280	09/20/48	308,017
		Series - 2017 2A (Class A1)
1,128,607	g	HERO Funding Trust		3.950	09/20/48	1,113,648
		Series - 2017 3A (Class A2)
624,757	g	HERO Funding Trust		4.070	09/20/48	622,993
		Series - 2017 2A (Class A2)
11,850,000	g	Hertz Vehicle Financing LLC		1.560	12/26/25	11,225,302
		Series - 2021 1A (Class B)
4,700,000	g	Hertz Vehicle Financing LLC		4.120	09/25/26	4,703,672
		Series - 2022 4A (Class B)
3,700,000	g	Hertz Vehicle Financing LLC		4.610	09/25/26	3,704,191
		Series - 2022 4A (Class C)
713,659	g	Hilton Grand Vacations Trust		2.660	12/26/28	713,024
		Series - 2017 AA (Class A)
535,244	g	Hilton Grand Vacations Trust		2.960	12/26/28	533,567
		Series - 2017 AA (Class B)
1,137,168	g	Hilton Grand Vacations Trust		2.340	07/25/33	1,111,482
		Series - 2019 AA (Class A)
99,596	i	Home Equity Asset Trust	LIBOR 1 M + 1.500%	3.986	06/25/33	99,553
		Series - 2003 1 (Class M1)
3,904,549	g	Horizon Aircraft Finance II Ltd		3.721	07/15/39	3,480,176
		Series - 2019 1 (Class A)
4,305,260	g	Horizon Aircraft Finance III Ltd		3.425	11/15/39	3,965,618
		Series - 2019 2 (Class A)
3,750,000	†,g	Industrial DPR Funding Ltd		5.380	04/15/34	3,750,000
		Series - 2022 1A (Class 1)
799,963	g,i	Invitation Homes Trust	LIBOR 1 M + 1.250%	1.691	01/17/38	799,539
		Series - 2018 SFR4 (Class B)
5,250,000	g,i	La Vie Re Ltd	LIBOR 3 M + 2.850%	2.981	10/06/23	5,145,000
		Series - 2020 A (Class )
7,750,000	g,i	Madison Park Funding LIX Ltd	LIBOR 3 M + 2.100%	2.345	01/18/34	7,659,069
		Series - 2021 59A (Class C)
530,000	g,i	Magnetite XVIII Ltd	LIBOR 3 M + 1.500%	2.006	11/15/28	526,290
		Series - 2016 18A (Class BR)
2,685,555	g	MAPS Trust		2.521	06/15/46	2,483,647
		Series - 2021 1A (Class A)
2,700,000	g,i	Massachusetts St	LIBOR 3 M + 1.650%	1.882	01/15/35	2,677,045
		Series - 2021 3A (Class B)
1,699,447	g	MVW LLC		1.830	05/20/39	1,608,021
		Series - 2021 2A (Class B)
3,902,514	g	MVW LLC		1.440	01/22/41	3,681,958
		Series - 2021 1WA (Class B)
195

TIAA-CREF FUNDS - Core Bond Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE

$2,458,584	g	MVW LLC		1.940%	01/22/41	$2,329,016
		Series - 2021 1WA (Class C)
1,938,194	g	MVW Owner Trust		3.000	11/20/36	1,888,032
		Series - 2019 1A (Class B)
2,444,242	g	Navient Private Education Refi Loan Trust		1.310	01/15/69	2,366,798
		Series - 2020 HA (Class A)
1,794,449	g	Navient Student Loan Trust		3.390	12/15/59	1,794,567
		Series - 2019 BA (Class A2A)
16,000,000	g,i	Neuberger Berman Loan Advisers CLO 31 Ltd	LIBOR 3 M + 1.550%	1.804	04/20/31	15,860,416
		Series - 2019 31A (Class BR)
6,750,000	g,i	Neuberger Berman Loan Advisers Clo 40 Ltd	LIBOR 3 M + 1.400%	1.641	04/16/33	6,648,541
		Series - 2021 40A (Class B)
5,574,684	g	Oak Street Investment Grade Net Lease Fund Series		1.480	01/20/51	5,190,604
		Series - 2021 1A (Class A1)
4,971,451	g	Oak Street Investment Grade Net Lease Fund Series		2.380	11/20/51	4,792,445
		Series - 2021 2A (Class A1)
5,450,000	g,i	OHA Credit Funding 10 Ltd	LIBOR 3 M + 1.650%	1.896	01/18/36	5,435,045
		Series - 2021 10A (Class B)
9,255,000	g	OneMain Financial Issuance Trust		3.840	05/14/32	9,326,573
		Series - 2020 1A (Class A)
10,000,000	g	OneMain Financial Issuance Trust		1.750	09/14/35	9,279,760
		Series - 2020 2A (Class A)
7,250,000	g	Oportun Funding XIV LLC		1.210	03/08/28	7,039,063
		Series - 2021 A (Class A)
3,515,000	g	Oportun Issuance Trust		1.960	05/08/31	3,346,779
		Series - 2021 B (Class B)
612,689	g	Orange Lake Timeshare Trust		3.100	11/08/30	613,836
		Series - 2018 A (Class A)
5,300,000	g	PFS Financing Corp		1.270	06/15/25	5,221,508
		Series - 2020 A (Class A)
2,500,000	g	PFS Financing Corp		1.000	10/15/25	2,435,126
		Series - 2020 E (Class A)
3,688,000	g	PFS Financing Corp		0.970	02/15/26	3,534,686
		Series - 2020 G (Class A)
3,000,000	g	PFS Financing Corp		0.710	04/15/26	2,847,944
		Series - 2021 A (Class A)
6,750,000	g	PFS Financing Corp		0.960	04/15/26	6,405,423
		Series - 2021 A (Class B)
200,000	g	Progress Residential Trust		2.937	10/17/36	194,698
		Series - 2019 SFR4 (Class B)
5,180,000	g	Progress Residential Trust		2.082	10/17/38	4,617,597
		Series - 2021 SFR8 (Class D)
1,500,000	g	Progress Residential Trust		2.711	11/17/40	1,324,268
		Series - 2021 SFR9 (Class D)
1,500,000	g	Purchasing Power Funding LLC		1.570	10/15/25	1,452,012
		Series - 2021 A (Class A)
4,069,817	g	Renew		3.950	09/20/53	4,014,155
		Series - 2018 1 (Class A)
6,600,000		Santander Drive Auto Receivables Trust		2.220	09/15/26	6,548,399
		Series - 2020 2 (Class D)
196

TIAA-CREF FUNDS - Core Bond Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE

$11,749,550	g	SERVPRO Master Issuer LLC		3.882%	10/25/49	$11,770,676
		Series - 2019 1A (Class A2)
3,573,000	g	SERVPRO Master Issuer LLC		2.394	04/25/51	3,212,884
		Series - 2021 1A (Class A2)
3,714,276	†,g	Settlement Fee Finance LLC		3.840	11/01/49	3,605,447
		Series - 2019 1A (Class A)
1,324,044	g	Sierra Timeshare Receivables Funding LLC		3.650	06/20/35	1,320,538
		Series - 2018 2A (Class B)
1,132,944	g	Sierra Timeshare Receivables Funding LLC		3.200	01/20/36	1,129,247
		Series - 2019 1A (Class A)
2,512,617	g	Sierra Timeshare Receivables Funding LLC		0.990	11/20/37	2,398,610
		Series - 2021 1A (Class A)
2,724,355	g	Sierra Timeshare Receivables Funding LLC		1.340	11/20/37	2,592,228
		Series - 2021 1A (Class B)
1,510,394	g	Sierra Timeshare Receivables Funding LLC		1.790	11/20/37	1,451,644
		Series - 2021 1A (Class C)
3,249,631	g	SMB Private Education Loan Trust		2.430	02/17/32	3,192,151
		Series - 2016 B (Class A2A)
2,191,447	g	SMB Private Education Loan Trust		2.880	09/15/34	2,177,178
		Series - 2017 A (Class A2A)
1,784,864	g	SMB Private Education Loan Trust		2.820	10/15/35	1,747,141
		Series - 2017 B (Class A2A)
685,895	g	SoFi Professional Loan Program LLC		2.340	04/25/33	685,726
		Series - 2016 D (Class A2B)
125,867	g	SoFi Professional Loan Program LLC		2.490	01/25/36	125,973
		Series - 2016 E (Class A2B)
428,821	g	SoFi Professional Loan Program LLC		2.400	03/26/40	429,696
		Series - 2017 A (Class A2B)
723,597	g	SoFi Professional Loan Program LLC		2.740	05/25/40	724,433
		Series - 2017 B (Class A2FX)
360,472	g	SoFi Professional Loan Program LLC		2.630	07/25/40	360,376
		Series - 2017 C (Class A2B)
781,259	g	SoFi Professional Loan Program LLC		2.720	11/26/40	782,603
		Series - 2017 E (Class A2B)
2,066,670	g	SoFi Professional Loan Program LLC		2.840	01/25/41	2,068,514
		Series - 2017 F (Class A2FX)
1,370,298	g	SoFi Professional Loan Program LLC		3.690	06/15/48	1,375,775
		Series - 2019 A (Class A2FX)
1,043,416	†,g	SolarCity LMC		4.800	11/20/38	1,000,010
		Series - 2013 1 (Class A)
13,699,600	g	Sonic Capital LLC		3.845	01/20/50	13,350,562
		Series - 2020 1A (Class A2I)
5,821,731	g	SpringCastle America Funding LLC		1.970	09/25/37	5,606,822
		Series - 2020 AA (Class A)
5,500,000	g	Stack Infrastructure Issuer LLC		1.893	08/25/45	5,155,880
		Series - 2020 1A (Class A2)
175,795	i	Structured Asset Investment Loan Trust	LIBOR 1 M + 0.900%	1.357	09/25/34	173,532
		Series - 2004 8 (Class M1)
685,220	i	Structured Asset Investment Loan Trust	LIBOR 1 M + 1.000%	1.457	09/25/34	683,587
		Series - 2004 8 (Class A9)
197

TIAA-CREF FUNDS - Core Bond Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE

$1,809,750	g	Taco Bell Funding LLC		4.970%	05/25/46	$1,840,204
		Series - 2016 1A (Class A23)
14,371,980	g	Taco Bell Funding LLC		1.946	08/25/51	12,997,947
		Series - 2021 1A (Class A2I)
9,815,400	g	Taco Bell Funding LLC		2.294	08/25/51	8,751,803
		Series - 2021 1A (Class A2II)
4,000,000	g	Tesla Auto Lease Trust		0.680	12/20/23	3,973,594
		Series - 2020 A (Class A3)
1,000,000	g	Tesla Auto Lease Trust		0.780	12/20/23	989,223
		Series - 2020 A (Class A4)
5,250,000	g,i	TICP CLO VIII Ltd	LIBOR 3 M + 1.700%	1.907	10/20/34	5,221,041
		Series - 2017 8A (Class A2R)
95,081	g	Tricon American Homes Trust		2.928	01/17/36	94,381
		Series - 2017 SFR2 (Class A)
5,500,000	g	Tricon American Homes Trust		3.275	01/17/36	5,446,691
		Series - 2017 SFR2 (Class B)
650,000	g	Tricon American Homes Trust		2.049	07/17/38	600,186
		Series - 2020 SFR1 (Class B)
2,734,596		United Airlines Pass Through Trust		5.875	10/15/27	2,830,543
		Series - 2020 A (Class )
3,800,000	g,i	Ursa Re II Ltd Series - 2020 A (Class )	U.S. Treasury Bill 3 M + 3.750%	4.268	12/07/23	3,786,700
9,778,892		Verizon Owner Trust		1.850	07/22/24	9,781,697
		Series - 2020 A (Class A1A)
6,756,731	g	Vine		2.790	11/15/50	6,348,773
		Series - 2020 1A (Class A)
4,200,000	g,i	Vitality Re X Ltd Series - 2020 A (Class )	U.S. Treasury Bill 3 M + 1.750%	2.258	01/10/23	4,162,620
10,083,800	g	Wendy’s Funding LLC		2.370	06/15/51	8,968,653
		Series - 2021 1A (Class A2I)
		TOTAL ASSET BACKED				632,395,607

OTHER MORTGAGE BACKED - 8.5%
2,792,690	g,i	ACRE Commercial Mortgage Ltd Series - 2021 FL4 (Class A)	LIBOR 1 M + 0.830%	1.298	12/18/37	2,772,248
88,804	g,i	Agate Bay Mortgage Trust		3.500	09/25/45	88,168
		Series - 2015 6 (Class A9)
1,870,000	g	BAMLL Commercial Mortgage Securities Trust		3.490	04/14/33	1,837,202
		Series - 2015 200P (Class B)
2,486,000		Banc of America Commercial Mortgage Trust		3.705	09/15/48	2,507,045
		Series - 2015 UBS7 (Class A4)
1,910,000	i	Banc of America Commercial Mortgage Trust		4.359	09/15/48	1,854,234
		Series - 2015 UBS7 (Class B)
5,874,676		Banc of America Commercial Mortgage Trust		3.366	02/15/50	5,904,485
		Series - 2017 BNK3 (Class ASB)
5,000,000		BANK		3.731	11/15/50	5,031,196
		Series - 2017 BNK8 (Class AS)
1,500,000	i	BANK		3.925	11/15/50	1,485,556
		Series - 2017 BNK8 (Class B)
198

TIAA-CREF FUNDS - Core Bond Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE

$1,000,000	i	BANK		4.069%	11/15/50	$967,541
		Series - 2017 BNK8 (Class C)
3,750,000	g	BANK		2.500	10/17/52	2,991,877
		Series - 2019 BN21 (Class D)
2,500,000		BANK		3.203	12/15/52	2,417,540
		Series - 2019 BN23 (Class AS)
1,637,000		BANK		3.455	12/15/52	1,588,108
		Series - 2019 BN23 (Class B)
7,500,000		BANK		3.289	07/15/60	7,506,268
		Series - 2017 BNK6 (Class ASB)
2,000,000	i	BANK		3.283	11/15/62	1,942,946
		Series - 2019 BN24 (Class AS)
5,488,708	g,i	Bayview MSR Opportunity Master Fund Trust		3.000	10/25/51	5,175,100
		Series - 2021 6 (Class A19)
1,250,000	g,i	BBCMS Mortgage Trust		4.267	08/05/38	999,098
		Series - 2018 CHRS (Class E)
2,575,000	g,i	Benchmark Mortgage Trust		2.791	09/15/48	2,435,676
		Series - 2020 IG2 (Class AM)
2,500,000	g,i	Benchmark Mortgage Trust		3.131	09/15/48	2,394,947
		Series - 2020 IG3 (Class AS)
2,500,000	g,i	Benchmark Mortgage Trust		3.536	09/15/48	2,396,937
		Series - 2020 IG3 (Class BXA)
1,380,000		Benchmark Mortgage Trust		4.016	03/15/52	1,428,513
		Series - 2019 B9 (Class A5)
550,000		Benchmark Mortgage Trust		3.419	08/15/52	539,890
		Series - 2019 B12 (Class AS)
1,200,000	i	Benchmark Mortgage Trust		4.510	05/15/53	1,275,931
		Series - 2018 B7 (Class A4)
5,250,000	i	Benchmark Mortgage Trust		2.244	08/15/54	4,642,961
		Series - 2021 B28 (Class B)
9,000,000		Benchmark Mortgage Trust		2.429	08/15/54	8,150,335
		Series - 2021 B28 (Class AS)
623,999	g,i	BX Commercial Mortgage Trust	LIBOR 1 M + 0.920%	1.317	10/15/36	621,281
		Series - 2019 XL (Class A)
2,600,000	g	BXP Trust		3.459	08/13/37	2,584,177
		Series - 2017 CC (Class A)
7,000,000	g,i	BXP Trust		2.775	01/15/44	5,619,240
		Series - 2021 601L (Class D)
6,500,000	i	CD Mortgage Trust		3.879	11/10/49	6,297,826
		Series - 2016 CD2 (Class B)
3,030,000	i	CD Mortgage Trust		3.983	11/10/49	2,790,557
		Series - 2016 CD2 (Class C)
8,871,918		CD Mortgage Trust		3.453	02/10/50	8,905,784
		Series - 2017 CD3 (Class AAB)
1,000,000		CD Mortgage Trust		3.833	02/10/50	998,013
		Series - 2017 CD3 (Class AS)
2,980,000	i	CD Mortgage Trust		4.555	02/10/50	2,820,080
		Series - 2017 CD3 (Class C)
5,000,000	i	CD Mortgage Trust		3.684	08/15/50	4,986,361
		Series - 2017 CD5 (Class AS)
199

TIAA-CREF FUNDS - Core Bond Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE

$3,000,000		CD Mortgage Trust		2.812%	08/15/57	$2,915,007
		Series - 2019 CD8 (Class ASB)
49,401	g,i	CF Mortgage Trust		2.840	04/15/25	48,742
		Series - 2020 P1 (Class A1)
1,750,000	g,i	CF Mortgage Trust		3.603	04/15/52	1,722,472
		Series - 2020 P1 (Class A2)
1,175,400		CGMS Commercial Mortgage Trust		3.458	08/15/50	1,176,369
		Series - 2017 B1 (Class A4)
106,702	i	CHL Mortgage Pass-Through Trust		2.505	02/20/35	107,366
		Series - 2004 HYB9 (Class 1A1)
1,750,000	g,i	Citigroup Commercial Mortgage Trust		3.518	05/10/35	1,741,565
		Series - 2013 375P (Class B)
5,000,000	g	Citigroup Commercial Mortgage Trust		3.341	05/10/36	4,978,796
		Series - 2019 PRM (Class A)
2,000,000	g	Citigroup Commercial Mortgage Trust		3.896	05/10/36	1,977,188
		Series - 2019 PRM (Class C)
1,000,000	g,i	Citigroup Commercial Mortgage Trust		4.483	07/10/47	956,082
		Series - 2014 GC23 (Class D)
500,000	i	Citigroup Commercial Mortgage Trust		3.758	04/10/48	494,855
		Series - 2015 GC29 (Class B)
1,092,803	i	Citigroup Commercial Mortgage Trust		3.720	12/10/49	1,102,280
		Series - 2016 P6 (Class A5)
231,532	i	Citigroup Mortgage Loan Trust	LIBOR 1 M + 0.750%	1.207	01/25/36	231,190
		Series - 2006 WFH1 (Class M4)
6,000,000	g,i	COMM Mortgage Trust		3.538	10/10/29	5,831,269
		Series - 2017 PANW (Class C)
131,100	g	COMM Mortgage Trust		3.178	02/10/35	128,823
		Series - 2015 3BP (Class A)
6,863,085		COMM Mortgage Trust		2.853	10/15/45	6,874,229
		Series - 2012 CR4 (Class A3)
1,500,000	g,i	COMM Mortgage Trust		4.901	08/10/46	1,510,007
		Series - 2013 CR10 (Class C)
1,135,000		COMM Mortgage Trust		4.199	03/10/47	1,144,610
		Series - 2014 UBS2 (Class AM)
1,300,384		COMM Mortgage Trust		4.701	03/10/47	1,312,767
		Series - 2014 UBS2 (Class B)
1,200,000	i	COMM Mortgage Trust		5.003	04/10/47	1,189,644
		Series - 2014 LC15 (Class C)
750,000		COMM Mortgage Trust		4.174	05/10/47	755,848
		Series - 2014 CR17 (Class AM)
3,500,000	i	COMM Mortgage Trust		4.738	06/10/47	3,460,596
		Series - 2014 UBS3 (Class C)
5,150,000	g,i	COMM Mortgage Trust		4.768	06/10/47	4,777,376
		Series - 2014 UBS3 (Class D)
6,400,000		COMM Mortgage Trust		3.917	10/10/47	6,484,312
		Series - 2014 LC17 (Class A5)
2,000,000	i	COMM Mortgage Trust		4.188	10/10/47	2,022,258
		Series - 2014 LC17 (Class AM)
1,127,010		COMM Mortgage Trust		3.040	02/10/48	1,132,193
		Series - 2015 LC19 (Class ASB)
200

TIAA-CREF FUNDS - Core Bond Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE

$2,498,000	i	COMM Mortgage Trust		3.829%	02/10/48	$2,467,731
		Series - 2015 LC19 (Class B)
1,500,000	g	COMM Mortgage Trust		3.000	03/10/48	1,270,330
		Series - 2015 CR22 (Class E)
575,000	i	COMM Mortgage Trust		3.603	03/10/48	575,231
		Series - 2015 CR22 (Class AM)
2,000,000	g,i	COMM Mortgage Trust		4.106	03/10/48	1,880,474
		Series - 2015 CR22 (Class D)
1,000,000	i	COMM Mortgage Trust		4.106	03/10/48	984,324
		Series - 2015 CR22 (Class C)
5,000,000		COMM Mortgage Trust		3.801	05/10/48	5,007,842
		Series - 2015 CR23 (Class AM)
3,936,016	i	COMM Mortgage Trust		4.183	05/10/48	3,911,909
		Series - 2015 CR23 (Class B)
2,500,000	i	COMM Mortgage Trust		4.288	05/10/48	2,326,529
		Series - 2015 CR23 (Class D)
1,250,000	i	COMM Mortgage Trust		4.288	05/10/48	1,230,708
		Series - 2015 CR23 (Class C)
2,430,735		COMM Mortgage Trust		3.432	08/10/48	2,401,673
		Series - 2015 CR24 (Class A4)
1,500,000	i	COMM Mortgage Trust		3.463	08/10/48	1,349,979
		Series - 2015 CR24 (Class D)
3,640,000	i	COMM Mortgage Trust		4.028	08/10/48	3,669,681
		Series - 2015 CR24 (Class AM)
1,000,000	i	COMM Mortgage Trust		4.379	08/10/48	1,004,076
		Series - 2015 CR24 (Class B)
2,000,000	i	COMM Mortgage Trust		4.379	08/10/48	1,948,245
		Series - 2015 CR24 (Class C)
2,250,000	i	COMM Mortgage Trust		4.530	08/10/48	2,263,194
		Series - 2015 CR25 (Class B)
2,600,000		COMM Mortgage Trust		3.630	10/10/48	2,613,993
		Series - 2015 CR26 (Class A4)
1,000,000		COMM Mortgage Trust		3.984	10/10/48	1,008,720
		Series - 2015 CR27 (Class AM)
1,000,000	i	COMM Mortgage Trust		4.478	10/10/48	1,007,902
		Series - 2015 CR26 (Class B)
500,000	i	COMM Mortgage Trust		4.478	10/10/48	493,350
		Series - 2015 CR26 (Class C)
4,400,000	i	COMM Mortgage Trust		4.607	10/10/48	4,336,843
		Series - 2015 LC23 (Class C)
1,080,000		COMM Mortgage Trust		3.762	02/10/49	1,093,172
		Series - 2016 CR28 (Class A4)
5,000,000	i	COMM Mortgage Trust		4.638	02/10/49	5,077,628
		Series - 2016 CR28 (Class B)
5,000,000		COMM Mortgage Trust		3.263	08/15/57	4,851,656
		Series - 2019 GC44 (Class AM)
1,993,352	i	Connecticut Avenue Securities	LIBOR 1 M + 2.600%	3.057	05/25/24	1,995,841
		Series - 2014 C02 (Class 1M2)
5,204,857	i	Connecticut Avenue Securities	LIBOR 1 M + 3.000%	3.457	07/25/24	5,230,923
		Series - 2014 C03 (Class 1M2)
201

TIAA-CREF FUNDS - Core Bond Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE

$1,400,000	g,i	Connecticut Avenue Securities		3.399%	11/25/41	$1,298,425
		Series - 2021 R02 (Class 2B1)
790,000	g,i	Connecticut Avenue Securities Trust		1.649	10/25/41	763,201
		Series - 2021 R01 (Class 1M2)
4,965,000	g,i	Connecticut Avenue Securities Trust		2.849	12/25/41	4,494,882
		Series - 2021 R03 (Class 1B1)
6,305,000	g,i	Connecticut Avenue Securities Trust		3.599	03/25/42	6,372,249
		Series - 2022 R03 (Class 1M2)
1,000,000	g,i	CPT Mortgage Trust		2.997	11/13/39	853,144
		Series - 2019 CPT (Class E)
1,591,128	g,i	Credit Suisse Commercial Mortgage Trust		3.500	02/25/48	1,563,399
		Series - 2018 J1 (Class A11)
116,200	g,i	Credit Suisse Mortgage Capital Certificates	LIBOR 1 M + 0.980%	1.377	05/15/36	115,573
		Series - 2019 ICE4 (Class A)
3,000,000	g,i	Credit Suisse Mortgage Capital Certificates	LIBOR 1 M + 1.600%	1.997	05/15/36	2,966,166
		Series - 2019 ICE4 (Class D)
7,675,903	g,i	Credit Suisse Mortgage Capital Certificates		2.405	10/25/66	7,313,587
		Series - 2021 NQM8 (Class A3)
2,500,000	g,i	CSMC Series		3.388	10/25/59	2,407,056
		Series - 2019 NQM1 (Class M1)
821,123	g,i	CSMC Trust		3.500	02/25/48	806,812
		Series - 2018 J1 (Class A2)
4,750,000		DBGS Mortgage Trust		4.466	10/15/51	5,030,939
		Series - 2018 C1 (Class A4)
5,000,000		DBJPM Mortgage Trust		2.340	08/15/53	4,528,913
		Series - 2020 C9 (Class AM)
1,200,000	g	DBUBS Mortgage Trust		3.452	10/10/34	1,193,713
		Series - 2017 BRBK (Class A)
4,000,000	g,i	EQUS Mortgage Trust	LIBOR 1 M + 2.300%	2.697	10/15/38	3,884,478
		Series - 2021 EQAZ (Class E)
589,103	i	Fieldstone Mortgage Investment Trust	LIBOR 1 M + 0.735%	1.192	12/25/35	584,125
		Series - 2005 2 (Class M2)
1,264,991	g,i	Flagstar Mortgage Trust		4.048	10/25/47	1,261,374
		Series - 2017 2 (Class B3)
104,118	g,i	Flagstar Mortgage Trust		4.000	09/25/48	104,410
		Series - 2018 5 (Class A11)
2,092,854	g,i	Flagstar Mortgage Trust		2.500	04/25/51	1,909,803
		Series - 2021 2 (Class A4)
6,722,240	g,i	Flagstar Mortgage Trust		2.500	06/01/51	6,132,867
		Series - 2021 4 (Class A21)
24,732,015	g,i	Flagstar Mortgage Trust		3.000	10/25/51	23,224,920
		Series - 2021 10INV (Class A17)
775,000	g,i	Freddie Mac STACR REMIC Trust		2.149	12/25/33	729,427
		Series - 2021 HQA2 (Class M2)
6,810,000	g,i	Freddie Mac STACR REMIC Trust		1.749	01/25/34	6,699,466
		Series - 2021 DNA5 (Class M2)
5,440,000	g,i	Freddie Mac STACR REMIC Trust		2.599	01/25/42	5,085,417
		Series - 2022 DNA1 (Class M2)
750,000	g,i	FREMF Mortgage Trust		4.024	03/25/49	758,642
		Series - 2016 K53 (Class B)
202

TIAA-CREF FUNDS - Core Bond Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE

$10,500,000	g	GS Mortgage Securities Corp II		3.419%	10/10/32	$10,524,023
		Series - 2017 SLP (Class A)
1,344,000	g	GS Mortgage Securities Corp II		3.551	04/10/34	1,343,405
		Series - 2012 ALOH (Class A)
2,590,000	i	GS Mortgage Securities Corp II		3.777	05/10/50	2,577,799
		Series - 2015 GC30 (Class AS)
3,010,000	i	GS Mortgage Securities Corp II		3.992	03/10/51	3,093,335
		Series - 2018 GS9 (Class A4)
1,500,000	i	GS Mortgage Securities Corp II		4.155	07/10/51	1,557,624
		Series - 2018 GS10 (Class A5)
2,000,000	g,i	GS Mortgage Securities Trust	LIBOR 1 M + 1.450%	1.847	07/15/31	1,919,090
		Series - 2018 TWR (Class C)
2,500,000	g,i	GS Mortgage Securities Trust		4.285	02/10/46	2,505,366
		Series - 2013 GC10 (Class C)
3,500,000	i	GS Mortgage Securities Trust		4.018	07/10/48	3,499,863
		Series - 2015 GC32 (Class AS)
1,529,000	i	GS Mortgage Securities Trust		3.993	10/10/49	1,474,796
		Series - 2016 GS3 (Class C)
3,803,000	i	GS Mortgage Securities Trust		3.958	11/10/49	3,522,553
		Series - 2016 GS4 (Class C)
7,570,034		GS Mortgage Securities Trust		3.467	03/10/50	7,609,296
		Series - 2017 GS5 (Class AAB)
9,100,951		GS Mortgage Securities Trust		3.674	03/10/50	9,173,662
		Series - 2017 GS5 (Class A4)
4,300,000		GS Mortgage Securities Trust		3.433	05/10/50	4,291,624
		Series - 2017 GS6 (Class A3)
3,000,000		GS Mortgage Securities Trust		3.837	11/10/50	3,044,149
		Series - 2017 GS8 (Class ABP)
2,500,000	i	GS Mortgage Securities Trust		4.335	11/10/50	2,495,437
		Series - 2017 GS8 (Class C)
1,260,000		GS Mortgage Securities Trust		3.968	02/10/52	1,296,200
		Series - 2019 GC38 (Class A4)
2,400,000	i	GS Mortgage Securities Trust		4.158	02/10/52	2,463,669
		Series - 2019 GC38 (Class AS)
1,000,000	i	GS Mortgage Securities Trust		4.761	02/10/52	996,217
		Series - 2019 GC38 (Class C)
1,500,000	g,i	GS Mortgage Securities Trust		3.501	07/10/52	1,466,229
		Series - 2019 GC40 (Class DBB)
5,500,000	g,i	GS Mortgage Securities Trust		3.550	07/10/52	5,332,527
		Series - 2019 GC40 (Class DBC)
1,361,000	i	GS Mortgage Securities Trust		3.405	02/13/53	1,299,387
		Series - 2020 GC45 (Class B)
5,500,000		GS Mortgage Securities Trust		2.012	12/12/53	4,902,836
		Series - 2020 GSA2 (Class A5)
603,502	g,i	GS Mortgage-Backed Securities Corp Trust		4.000	11/25/49	604,334
		Series - 2019 PJ2 (Class A4)
231,208	g,i	GS Mortgage-Backed Securities Corp Trust		4.000	11/25/49	231,526
		Series - 2019 PJ2 (Class A1)
2,004,882	g,i	GS Mortgage-Backed Securities Corp Trust		3.500	07/25/50	1,994,705
		Series - 2020 PJ2 (Class A4)
203

TIAA-CREF FUNDS - Core Bond Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE

$903,132	g,i	GS Mortgage-Backed Securities Corp Trust		3.000%	01/25/51	$879,689
		Series - 2020 PJ4 (Class A4)
693,264	i	GS Mortgage-Backed Securities Corp Trust		3.000	03/27/51	668,700
		Series - 2020 PJ5 (Class A4)
2,229,032	g,i	GS Mortgage-Backed Securities Corp Trust		2.500	05/25/51	2,050,907
		Series - 2020 PJ6 (Class A4)
4,994,385	g,i	GS Mortgage-Backed Securities Corp Trust		2.500	10/25/51	4,560,448
		Series - 2021 PJ5 (Class A4)
12,440,839	g,i	GS Mortgage-Backed Securities Corp Trust		3.000	06/25/52	11,721,609
		Series - 2022 PJ2 (Class A36)
1,040,357	g,i	GS Mortgage-Backed Securities Trust		3.669	05/25/50	1,005,221
		Series - 2020 PJ1 (Class B2)
2,860,475	g,i	GS Mortgage-Backed Securities Trust		2.500	07/25/51	2,612,457
		Series - 2021 PJ2 (Class A4)
20,425,310	g,i	GS Mortgage-Backed Securities Trust		2.500	01/25/52	18,637,789
		Series - 2021 PJ7 (Class A4)
10,516,824	g,i	GS Mortgage-Backed Securities Trust		2.500	01/25/52	9,604,963
		Series - 2021 PJ8 (Class A4)
14,196,243	g,i	GS MortSecurities Trust		2.500	11/25/51	12,949,174
		Series - 2021 PJ6 (Class A4)
890,579	i	HarborView Mortgage Loan Trust	LIBOR 1 M + 0.620%	1.069	08/19/45	876,654
		Series - 2005 11 (Class 2A1A)
2,000,000	g	Hudson Yards Mortgage Trust		2.835	08/10/38	1,930,653
		Series - 2016 10HY (Class A)
3,000,000	g,i	Hudson Yards Mortgage Trust		2.977	08/10/38	2,906,532
		Series - 2016 10HY (Class B)
3,500,000	g,i	Hudson Yards Mortgage Trust		2.977	08/10/38	3,338,359
		Series - 2016 10HY (Class C)
4,700,000	g,i	Hudson Yards Mortgage Trust		2.943	12/10/41	4,201,906
		Series - 2019 55HY (Class D)
2,750,000	g,i	Hudson Yards Mortgage Trust		2.943	12/10/41	2,378,064
		Series - 2019 55HY (Class E)
97,756	i	Impac CMB Trust	LIBOR 1 M + 0.660%	1.117	03/25/35	98,635
		Series - 2004 11 (Class 2A1)
3,957,256	g,i	Imperial Fund Mortgage Trust		2.051	10/25/55	3,822,742
		Series - 2020 NQM1 (Class A3)
1,000,000	g,i	Imperial Fund Mortgage Trust		3.531	10/25/55	959,627
		Series - 2020 NQM1 (Class M1)
3,000,000	g	JP Morgan Chase Commercial Mortgage Securities Corp		4.379	07/05/31	3,028,199
		Series - 2018 AON (Class B)
1,700,000	g,i	JP Morgan Chase Commercial Mortgage Securities Corp		4.077	01/15/46	1,670,438
		Series - 2013 C13 (Class D)
1,500,000		JP Morgan Chase Commercial Mortgage Securities Corp		4.166	12/15/46	1,519,197
		Series - 2013 C16 (Class A4)
800,000		JP Morgan Chase Commercial Mortgage Securities Corp		3.372	12/15/47	804,434
		Series - 2013 C10 (Class AS)
750,000	i	JP Morgan Chase Commercial Mortgage Securities Corp		4.119	01/15/49	757,088
		Series - 2015 JP1 (Class AS)
204

TIAA-CREF FUNDS - Core Bond Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE

$500,000		JP Morgan Chase Commercial Mortgage Securities Corp		3.379%	09/15/50	$495,503
		Series - 2017 JP7 (Class A3)
1,183,397	g	JP Morgan Chase Commercial Mortgage Securities Trust		3.093	07/05/32	1,183,347
		Series - 2012 HSBC (Class A)
4,524,737	g,i	JP Morgan Mortgage Trust	LIBOR 1 M - 0.000%	2.102	12/25/44	4,589,603
		Series - 2015 1 (Class B1)
86,401	g,i	JP Morgan Mortgage Trust		3.500	05/25/45	84,807
		Series - 2015 3 (Class A19)
482,753	g,i	JP Morgan Mortgage Trust		3.500	10/25/45	464,859
		Series - 2015 6 (Class A13)
222,470	g,i	JP Morgan Mortgage Trust		3.500	05/25/46	219,607
		Series - 2016 1 (Class A13)
1,383,062	g,i	JP Morgan Mortgage Trust		3.500	05/25/47	1,354,115
		Series - 2017 2 (Class A13)
1,105,166	g,i	JP Morgan Mortgage Trust		3.500	09/25/48	1,064,648
		Series - 2018 3 (Class A13)
525,612	g,i	JP Morgan Mortgage Trust		3.500	10/25/48	518,339
		Series - 2018 4 (Class A13)
2,577,075	g,i	JP Morgan Mortgage Trust		3.500	10/25/48	2,497,040
		Series - 2018 5 (Class A13)
1,333,910	g,i	JP Morgan Mortgage Trust		3.050	10/26/48	1,338,685
		Series - 2017 5 (Class A2)
222,879	g,i	JP Morgan Mortgage Trust		4.000	01/25/49	223,197
		Series - 2018 8 (Class A13)
174,705	g,i	JP Morgan Mortgage Trust		4.000	02/25/49	174,957
		Series - 2018 9 (Class A13)
164,186	g,i	JP Morgan Mortgage Trust		4.000	05/25/49	164,543
		Series - 2019 1 (Class A3)
86,166	g,i	JP Morgan Mortgage Trust		4.000	05/25/49	86,354
		Series - 2019 1 (Class A15)
1,215,408	g,i	JP Morgan Mortgage Trust		4.629	09/25/49	1,183,231
		Series - 2019 3 (Class B1)
833,358	g,i	JP Morgan Mortgage Trust	LIBOR 1 M + 0.950%	1.407	10/25/49	835,080
		Series - 2019 INV1 (Class A11)
3,654,659	g,i	JP Morgan Mortgage Trust		3.864	06/25/50	3,557,444
		Series - 2020 1 (Class B2)
6,815,072	g,i	JP Morgan Mortgage Trust		2.500	10/25/51	6,223,831
		Series - 2021 6 (Class A15)
4,215,531	g,i	JP Morgan Mortgage Trust		2.500	11/25/51	3,849,939
		Series - 2021 7 (Class A15)
4,444,874	g,i	JP Morgan Mortgage Trust		2.500	12/25/51	4,059,881
		Series - 2021 8 (Class A15)
2,426,773	g,i	JP Morgan Mortgage Trust		2.500	12/25/51	2,216,142
		Series - 2021 10 (Class A15)
9,459,252	g,i	JP Morgan Mortgage Trust		2.500	01/25/52	8,635,398
		Series - 2021 11 (Class A15)
2,593,962	g,i	JP Morgan Mortgage Trust		2.500	02/25/52	2,368,482
		Series - 2021 12 (Class A15)
6,987,390	g,i	JP Morgan Mortgage Trust		3.357	04/25/52	6,380,711
		Series - 2021 INV6 (Class B1)
205

TIAA-CREF FUNDS - Core Bond Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE

$4,476,078	g,i	JP Morgan Mortgage Trust		3.357%	04/25/52	$3,998,656
		Series - 2021 INV6 (Class B2)
4,137,534	g,i	JP Morgan Mortgage Trust		2.500	05/25/52	3,776,596
		Series - 2021 14 (Class A15)
13,527,873	g,i	JP Morgan Mortgage Trust		2.500	06/25/52	12,349,122
		Series - 2021 15 (Class A15)
17,099,187	g,i	JP Morgan Mortgage Trust		3.000	08/25/52	16,121,335
		Series - 2022 2 (Class A25)
753,794	i	JPMBB Commercial Mortgage Securities Trust		4.133	08/15/46	758,782
		Series - 2013 C14 (Class A4)
3,252,389		JPMBB Commercial Mortgage Securities Trust		3.493	08/15/47	3,256,482
		Series - 2014 C21 (Class A4)
1,000,000		JPMBB Commercial Mortgage Securities Trust		3.898	02/15/48	977,138
		Series - 2015 C27 (Class B)
2,000,000	i	JPMBB Commercial Mortgage Securities Trust		3.917	05/15/48	2,000,331
		Series - 2015 C29 (Class AS)
1,600,000	i	JPMBB Commercial Mortgage Securities Trust		4.118	05/15/48	1,547,122
		Series - 2015 C29 (Class B)
3,000,000		JPMBB Commercial Mortgage Securities Trust		4.106	08/15/48	3,026,585
		Series - 2015 C31 (Class AS)
5,585,000	i	JPMBB Commercial Mortgage Securities Trust		4.622	08/15/48	5,643,486
		Series - 2015 C31 (Class B)
1,400,000		JPMBB Commercial Mortgage Securities Trust		3.227	10/15/48	1,390,532
		Series - 2015 C28 (Class A4)
1,400,000		JPMBB Commercial Mortgage Securities Trust		4.023	12/15/48	1,404,486
		Series - 2015 C33 (Class AS)
10,425,000		JPMBB Commercial Mortgage Securities Trust		3.576	03/17/49	10,503,593
		Series - 2016 C1 (Class A5)
2,645,000	g,i	JPMBB Commercial Mortgage Securities Trust		4.233	03/17/49	2,492,708
		Series - 2016 C1 (Class D1)
1,500,000	i	JPMBB Commercial Mortgage Securities Trust		4.733	03/17/49	1,490,325
		Series - 2016 C1 (Class C)
1,156,860		JPMCC Commercial Mortgage Securities Trust		3.457	03/15/50	1,156,408
		Series - 2017 JP5 (Class A4)
2,000,000	i	JPMCC Commercial Mortgage Securities Trust		3.640	09/15/50	1,897,259
		Series - 2017 JP7 (Class C)
6,000,000		JPMDB Commercial Mortgage Securities Trust		2.536	05/13/53	5,473,535
		Series - 2020 COR7 (Class AS)
1,550,843	g	Ladder Capital Commercial Mortgage Securities		3.575	02/15/36	1,538,305
		Series - 2013 GCP (Class A1)
3,115,667	g	LSTAR Commercial Mortgage Trust		2.579	03/10/49	3,108,306
		Series - 2016 4 (Class A2)
12,000,000	g,i	MAD Mortgage Trust		2.976	08/15/34	11,742,516
		Series - 2017 330M (Class A)
1,500,000	g,i	Manhattan West		2.335	09/10/39	1,378,300
		Series - 2020 1MW (Class B)
3,000,000	g,i	Manhattan West		2.335	09/10/39	2,708,864
		Series - 2020 1MW (Class C)
1,954,287	i	Merrill Lynch Mortgage Investors Trust	LIBOR 1 M + 0.520%	2.278	01/25/37	1,882,541
		Series - 2006 WMC1 (Class A1B)
206

TIAA-CREF FUNDS - Core Bond Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE

$5,000,000		Morgan Stanley Bank of America Merrill Lynch Trust		3.476%	11/15/45	$5,009,378
		Series - 2012 C6 (Class AS)
2,912,795	g	Morgan Stanley Bank of America Merrill Lynch Trust		3.989	12/15/46	2,896,257
		Series - 2014 C19 (Class LNC1)
920,314	g	Morgan Stanley Bank of America Merrill Lynch Trust		4.384	12/15/46	913,892
		Series - 2014 C19 (Class LNC2)
1,305,000	i	Morgan Stanley Bank of America Merrill Lynch Trust		5.053	02/15/47	1,337,220
		Series - 2014 C14 (Class C)
2,070,000		Morgan Stanley Bank of America Merrill Lynch Trust		3.832	12/15/47	2,072,101
		Series - 2014 C19 (Class AS)
67,037		Morgan Stanley Bank of America Merrill Lynch Trust		3.069	02/15/48	67,266
		Series - 2015 C20 (Class ASB)
2,500,000		Morgan Stanley Bank of America Merrill Lynch Trust		3.338	03/15/48	2,491,151
		Series - 2015 C21 (Class A4)
3,360,000		Morgan Stanley Bank of America Merrill Lynch Trust		3.561	04/15/48	3,298,432
		Series - 2015 C22 (Class AS)
11,328,460		Morgan Stanley Capital I Trust		2.606	08/15/49	11,224,350
		Series - 2016 UB11 (Class ASB)
260,237	†,i	Morgan Stanley Capital I Trust		5.674	12/12/49	138,700
		Series - 2007 IQ16 (Class AJ)
1,300,000		Morgan Stanley Capital I Trust		3.587	12/15/50	1,302,204
		Series - 2017 HR2 (Class A4)
1,000,000		Morgan Stanley Capital I Trust		4.177	07/15/51	1,033,183
		Series - 2018 H3 (Class A5)
3,142,000	i	Morgan Stanley Capital I Trust		4.429	07/15/51	3,258,835
		Series - 2018 H3 (Class AS)
3,018,403	g,i	Morgan Stanley Residential Mortgage Loan Trust		2.500	07/25/51	2,879,927
		Series - 2021 4 (Class A4)
8,581,442	g,i	Morgan Stanley Residential Mortgage Loan Trust		2.500	08/25/51	7,839,276
		Series - 2021 5 (Class A9)
6,348,248	g,i	Morgan Stanley Residential Mortgage Loan Trust		2.500	09/25/51	5,799,728
		Series - 2021 6 (Class A9)
9,338,322	g,i	Morgan Stanley Residential Mortgage Loan Trust		2.500	09/25/51	8,915,506
		Series - 2021 6 (Class A4)
3,000,000	g	MRCD Mortgage Trust		2.718	12/15/36	2,774,300
		Series - 2019 PARK (Class D)
1,500,000	g	MRCD Mortgage Trust		2.718	12/15/36	1,376,979
		Series - 2019 PARK (Class E)
1,500,000	g,i	MSDB Trust		3.316	07/11/39	1,468,027
		Series - 2017 712F (Class A)
6,300,000	g,i	Natixis Commercial Mortgage Securities Trust	LIBOR 1 M + 1.500%	1.897	07/15/36	6,267,835
		Series - 2019 MILE (Class A)
2,500,000	g,i	Natixis Commercial Mortgage Securities Trust	LIBOR 1 M + 1.800%	2.197	07/15/36	2,481,729
		Series - 2019 MILE (Class B)
207

TIAA-CREF FUNDS - Core Bond Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE

$2,000,000	g	Natixis Commercial Mortgage Securities Trust		2.966%	12/15/38	$1,954,935
		Series - 2020 2PAC (Class A)
188,759	g,i	New Residential Mortgage Loan Trust		4.750	12/25/57	191,639
		Series - 2018 5A (Class A1)
888,483	g,i	New Residential Mortgage Loan Trust		2.797	09/25/59	882,223
		Series - 2019 NQM4 (Class A3)
700,000	g,i	New Residential Mortgage Loan Trust		2.986	09/25/59	665,861
		Series - 2019 NQM4 (Class M1)
181,211	i	New York Mortgage Trust	LIBOR 1 M + 0.480%	0.937	02/25/36	181,638
		Series - 2005 3 (Class A1)
1,325,000	g,i	NLT Trust		2.569	08/25/56	1,202,656
		Series - 2021 INV2 (Class M1)
10,955,350	g,i	OBX Trust		2.500	07/25/51	9,991,772
		Series - 2021 J2 (Class A19)
558,371	g,i	OBX Trust	LIBOR 1 M + 0.650%	1.107	06/25/57	551,455
		Series - 2018 1 (Class A2)
2,359,540	g,i	Oceanview Mortgage Trust		2.500	05/25/51	2,154,366
		Series - 2021 1 (Class A19)
3,000,000	g	One Bryant Park Trust		2.516	09/15/54	2,774,640
		Series - 2019 OBP (Class A)
20,445,000	g	One Market Plaza Trust		3.614	02/10/32	20,348,788
		Series - 2017 1MKT (Class A)
1,000,000	g	RBS Commercial Funding, Inc Trust		3.511	03/11/31	996,820
		Series - 2013 SMV (Class B)
385,313	g,i	Sequoia Mortgage Trust		3.500	05/25/45	376,498
		Series - 2015 2 (Class A1)
295,299	g,i	Sequoia Mortgage Trust		3.500	02/25/47	287,900
		Series - 2017 2 (Class A19)
22,935	g,i	Sequoia Mortgage Trust		3.500	04/25/47	22,339
		Series - 2017 3 (Class A19)
864,825	g,i	Sequoia Mortgage Trust		3.740	09/25/47	836,066
		Series - 2017 6 (Class B1)
579,661	g,i	Sequoia Mortgage Trust		3.500	02/25/48	570,954
		Series - 2018 2 (Class A1)
658,107	g,i	Sequoia Mortgage Trust		3.500	03/25/48	650,875
		Series - 2018 3 (Class A1)
76,817	g,i	Sequoia Mortgage Trust		4.000	09/25/48	76,927
		Series - 2018 7 (Class A19)
550,191	g,i	Sequoia Mortgage Trust		4.000	06/25/49	550,717
		Series - 2019 2 (Class A1)
190,978	g,i	Sequoia Mortgage Trust		4.000	06/25/49	191,161
		Series - 2019 2 (Class A19)
1,323,474	g,i	Sequoia Mortgage Trust		3.500	11/25/49	1,271,998
		Series - 2019 4 (Class A1)
2,920,228	g,i	Sequoia Mortgage Trust		3.500	12/25/49	2,884,280
		Series - 2019 5 (Class A1)
1,686,181	g,i	Sequoia Mortgage Trust		3.500	12/25/49	1,664,928
		Series - 2019 5 (Class A19)
1,421,982	g,i	Sequoia Mortgage Trust		3.500	03/25/50	1,396,214
		Series - 2020 2 (Class A1)
3,188,525	g,i	Sequoia Mortgage Trust		3.000	04/25/50	3,073,468
		Series - 2020 3 (Class A19)
4,084,861	g,i	Sequoia Mortgage Trust		2.500	06/25/51	3,718,821
		Series - 2021 4 (Class A19)
208

TIAA-CREF FUNDS - Core Bond Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE

$257,767	g,i	Shellpoint Co-Originator Trust		3.500%	04/25/47	$249,256
		Series - 2017 1 (Class A19)
15,415,000	g	SLG Office Trust		2.851	07/15/41	13,185,206
		Series - 2021 OVA (Class E)
4,340,657	g,i	SMR Mortgage Trust		2.701	02/15/39	4,288,709
		Series - 2022 IND (Class B)
3,955,000	g,i	Structured Agency Credit Risk Debt Note (STACR)		2.199	10/25/33	3,864,195
		Series - 2021 DNA3 (Class M2)
38,782	g,i	STACR		3.724	02/25/48	38,656
		Series - 2018 SPI1 (Class M2)
98,323	g,i	STACR		3.809	05/25/48	98,025
		Series - 2018 SPI2 (Class M2)
1,850,000	g,i	STACR	LIBOR 1 M + 2.500%	2.957	02/25/50	1,742,853
		Series - 2020 DNA2 (Class B1)
1,875,000	g,i	STACR		4.099	11/25/50	1,828,092
		Series - 2020 HQA5 (Class B1)
2,250,000		UBS Commercial Mortgage Trust		4.334	10/15/51	2,351,067
		Series - 2018 C13 (Class A4)
1,000,000	g,i	UBS-Barclays Commercial Mortgage Trust		3.649	03/10/46	986,694
		Series - 2013 C5 (Class B)
2,000,000	g,i	UBS-Barclays Commercial Mortgage Trust		3.875	04/10/46	1,974,959
		Series - 2013 C6 (Class B)
275,633	g	Verus Securitization Trust		2.938	07/25/59	275,677
		Series - 2019 3 (Class A2)
5,650,000	g,i	Verus Securitization Trust		3.139	07/25/59	5,645,437
		Series - 2019 3 (Class M1)
1,225,000	g,i	Verus Securitization Trust		3.207	11/25/59	1,218,795
		Series - 2019 4 (Class M1)
957,367	g	Verus Securitization Trust		1.733	05/25/65	933,407
		Series - 2020 5 (Class A3)
8,513,415	g,i	Verus Securitization Trust		2.240	10/25/66	8,029,194
		Series - 2021 7 (Class A3)
1,054,022	g	VSE VOI Mortgage LLC		2.330	03/20/35	1,036,373
		Series - 2017 A (Class A)
937,527	g	VSE VOI Mortgage LLC		4.020	02/20/36	937,144
		Series - 2018 A (Class C)
8,200,000		Wells Fargo Commercial Mortgage Trust		3.539	10/15/45	8,227,480
		Series - 2012 LC5 (Class AS)
2,272,000		Wells Fargo Commercial Mortgage Trust		3.540	05/15/48	2,280,215
		Series - 2015 C28 (Class A4)
2,100,000	i	Wells Fargo Commercial Mortgage Trust		3.658	05/15/48	2,071,342
		Series - 2015 NXS1 (Class B)
2,000,000	i	Wells Fargo Commercial Mortgage Trust		4.152	05/15/48	1,899,982
		Series - 2015 NXS1 (Class D)
350,000		Wells Fargo Commercial Mortgage Trust		3.637	06/15/48	352,144
		Series - 2015 C29 (Class A4)
4,340,643		Wells Fargo Commercial Mortgage Trust		2.825	10/15/49	4,317,469
		Series - 2016 LC24 (Class ASB)
387,000		Wells Fargo Commercial Mortgage Trust		3.635	03/15/50	391,287
		Series - 2017 RB1 (Class A5)
2,000,000		Wells Fargo Commercial Mortgage Trust		3.757	03/15/50	2,008,697
		Series - 2017 RB1 (Class AS)
209

TIAA-CREF FUNDS - Core Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE

$2,900,000		Wells Fargo Commercial Mortgage Trust	3.184%	04/15/50	$2,879,500
		Series - 2015 LC20 (Class A5)
1,720,000		Wells Fargo Commercial Mortgage Trust	3.467	04/15/50	1,700,318
		Series - 2015 LC20 (Class AS)
2,000,000	i	Wells Fargo Commercial Mortgage Trust	4.012	03/15/51	2,061,226
		Series - 2018 C43 (Class A4)
1,200,000	g	Wells Fargo Commercial Mortgage Trust	3.153	09/15/57	1,093,980
		Series - 2015 NXS3 (Class D)
2,500,000	i	Wells Fargo Commercial Mortgage Trust	3.972	09/15/57	2,516,395
		Series - 2015 NXS3 (Class AS)
3,350,000		Wells Fargo Commercial Mortgage Trust	3.952	01/15/59	3,365,448
		Series - 2016 C32 (Class AS)
2,500,000	i	Wells Fargo Commercial Mortgage Trust	4.717	01/15/59	2,526,340
		Series - 2016 C32 (Class B)
915,947		Wells Fargo Commercial Mortgage Trust	2.933	11/15/59	910,454
		Series - 2016 C36 (Class ASB)
151,711	g,i	Wells Fargo Mortgage Backed Securities Trust	4.000	04/25/49	151,641
		Series - 2019 2 (Class A17)
1,552,892	g,i	Wells Fargo Mortgage Backed Securities Trust	3.500	09/25/49	1,543,962
		Series - 2019 4 (Class A1)
596,561	g,i	Wells Fargo Mortgage Backed Securities Trust	3.000	07/25/50	573,221
		Series - 2020 4 (Class A17)
12,577,400	g,i	Wells Fargo Mortgage Backed Securities Trust	2.500	06/25/51	11,477,444
		Series - 2021 2 (Class A17)
5,739,473	g,i	Wells Fargo Mortgage Backed Securities Trust	3.000	08/25/51	5,432,055
		Series - 2021 INV1 (Class A17)
4,761,127	g,i	Wells Fargo Mortgage Backed Securities Trust	3.327	08/25/51	4,368,593
		Series - 2021 INV1 (Class B1)
1,000,000		WFRBS Commercial Mortgage Trust	3.345	05/15/45	1,001,521
		Series - 2013 C13 (Class AS)
3,419,311	i	WFRBS Commercial Mortgage Trust	4.079	03/15/46	3,468,014
		Series - 2013 UBS1 (Class A4)
1,000,000	i	WFRBS Commercial Mortgage Trust	4.162	12/15/46	1,015,034
		Series - 2013 C18 (Class A5)
1,664,000	i	WFRBS Commercial Mortgage Trust	4.862	12/15/46	1,617,716
		Series - 2013 C18 (Class C)
2,225,281		WFRBS Commercial Mortgage Trust	3.995	05/15/47	2,243,574
		Series - 2014 C20 (Class A5)
261,119	g,i	WinWater Mortgage Loan Trust	3.910	06/20/44	261,146
		Series - 2014 1 (Class B4)
		TOTAL OTHER MORTGAGE BACKED			890,470,252

		TOTAL STRUCTURED ASSETS			1,522,865,859
		(Cost $1,606,391,563)

		TOTAL BONDS			9,945,826,358
		(Cost $10,382,752,887)
210

TIAA-CREF FUNDS - Core Bond Fund

				MATURITY
SHARES		COMPANY	RATE	DATE	VALUE

COMMON STOCKS - 0.0%

MATERIALS - 0.0%
485,278	*	Petra Diamonds Ltd			$739,483
		TOTAL MATERIALS			739,483

		TOTAL COMMON STOCKS			739,483
		(Cost $456,161)

PREFERRED STOCKS - 0.1%

DIVERSIFIED FINANCIALS - 0.1%
200,000		Morgan Stanley			5,316,000
200,000		Morgan Stanley			5,342,000
		TOTAL DIVERSIFIED FINANCIALS			10,658,000

		TOTAL PREFERRED STOCKS			10,658,000
		(Cost $11,284,000)

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 18.4%

GOVERNMENT AGENCY DEBT - 12.2%
$25,000,000		Federal Agricultural Mortgage Corp (FAMC)	0.000%	04/28/22	24,996,815
9,000,000		Federal Farm Credit Bank (FFCB)	0.000	04/11/22	8,999,575
10,000,000		FFCB	0.000	04/13/22	9,999,434
9,706,000		FFCB	0.000	04/21/22	9,705,084
20,000,000		FFCB	0.000	04/26/22	19,997,641
18,000,000		FFCB	0.000	05/02/22	17,993,505
11,000,000		FFCB	0.000	05/17/22	10,994,111
13,750,000		FFCB	0.000	05/27/22	13,741,038
5,400,000		FFCB	0.000	06/08/22	5,393,699
29,420,000		FFCB	0.000	06/16/22	29,381,636
27,551,000		FFCB	0.000	06/29/22	27,508,933
10,000,000		FFCB	0.000	07/06/22	9,979,774
6,000,000		FFCB	0.000	07/12/22	5,987,143
20,000,000		FFCB	0.000	07/19/22	19,954,083
11,786,000		FFCB	0.000	07/20/22	11,758,765
10,312,000		FFCB	0.000	07/22/22	10,287,739
11,000,000		FFCB	0.000	07/25/22	10,973,428
9,630,000		FFCB	0.000	08/18/22	9,596,282
12,309,000		FFCB	0.000	09/01/22	12,254,479
15,000,000		FFCB	0.000	09/13/22	14,928,360
46,100,000		Federal Home Loan Bank (FHLB)	0.000	04/01/22	46,100,000
11,222,000		FHLB	0.000	04/04/22	11,221,841
75,470,000		FHLB	0.000	04/05/22	75,468,576
50,212,000		FHLB	0.000	04/06/22	50,210,816
10,000,000		FHLB	0.000	04/07/22	9,999,717
29,000,000		FHLB	0.000	04/08/22	28,999,042
10,000,000		FHLB	0.000	04/13/22	9,999,434
73,477,000		FHLB	0.000	04/18/22	73,471,102
60,900,000		FHLB	0.000	04/20/22	60,894,541
211

TIAA-CREF FUNDS - Core Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE

$715,000		FHLB	0.000%	04/21/22	$714,933
49,500,000		FHLB	0.000	04/22/22	49,495,096
20,000,000		FHLB	0.000	04/25/22	19,997,735
42,500,000		FHLB	0.000	04/29/22	42,494,386
10,000,000		FHLB	0.000	05/02/22	9,996,392
9,470,000		FHLB	0.000	05/04/22	9,466,362
45,000,000		FHLB	0.000	05/05/22	44,982,191
40,000,000		FHLB	0.000	05/06/22	39,983,704
37,750,000		FHLB	0.000	05/11/22	37,732,424
14,600,000		FHLB	0.000	05/13/22	14,592,863
32,500,000		FHLB	0.000	05/18/22	32,482,221
25,000,000		FHLB	0.000	05/23/22	24,984,870
6,680,000		FHLB	0.000	05/25/22	6,675,802
70,000,000		FHLB	0.000	05/27/22	69,954,454
10,000,000		FHLB	0.000	06/06/22	9,988,675
7,500,000		FHLB	0.000	06/08/22	7,491,249
22,720,000		FHLB	0.000	06/17/22	22,689,984
2,000,000		FHLB	0.000	06/29/22	1,996,946
20,000,000		FHLB	0.000	06/30/22	19,969,120
35,000,000		FHLB	0.000	07/07/22	34,928,671
20,000,000		FHLB	0.000	07/15/22	19,955,883
10,300,000		FHLB	0.000	07/19/22	10,276,415
30,000,000		FHLB	0.000	08/01/22	29,908,043
35,000,000		FHLB	0.000	08/02/22	34,891,839
8,000,000		FHLB	0.000	08/05/22	7,974,675
18,000,000		FHLB	0.000	09/16/22	17,912,473
		TOTAL GOVERNMENT AGENCY DEBT			1,272,333,999

REPURCHASE AGREEMENT - 1.0%
100,600,000	r	Fixed Income Clearing Corp (FICC)	0.250	04/01/22	100,600,000
		TOTAL REPURCHASE AGREEMENT			100,600,000

TREASURY DEBT - 1.1%
20,000,000		United States Treasury Bill	0.000	05/12/22	19,995,638
25,000,000		United States Treasury Bill	0.000	08/11/22	24,923,917
24,890,000		United States Treasury Note	2.250	04/15/22	24,908,635
50,000,000		United States Treasury Note	1.750	05/15/22	50,088,581
		TOTAL TREASURY DEBT			119,916,771

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 4.1%
424,299,963	c	State Street Navigator Securities Lending Government Money Market Portfolio	0.290		424,299,963
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			424,299,963

		TOTAL SHORT-TERM INVESTMENTS			1,917,150,733
		(Cost $1,918,006,669)

		TOTAL INVESTMENTS - 115.8%			12,062,748,530
		(Cost $12,504,288,201)
		OTHER ASSETS & LIABILITIES, NET - (15.8)%			(1,648,222,904)
		NET ASSETS - 100.0%			$10,414,525,626
212

TIAA-CREF FUNDS - Core Bond Fund

CNY	Chinese Yuan
COP	Colombia Peso
DOP	Dominican Republic Peso
EUR	Euro
GHS	Ghanaian Cedi
IDR	Indonesian Rupiah
INR	Indian Rupee
LIBOR	London Interbank Offered Rate
M	Month
MXN	Mexican Peso
MYR	Malaysian Ringgit
REIT	Real Estate Investment Trust
RSD	Serbian Dinar
RUB	Russian Ruble
SOFR	Secure Overnight Financing Rate
THB	Thai Baht
UGX	Ugandan Shilling
UYU	Uruguayan Peso
UZS	Uzbekistani Som
ZAR	South African Rand

*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
‡	Perpetual security
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $417,608,736.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 3/31/22, the aggregate value of these securities is $2,384,900,305 or 22.9% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
o	Payment in Kind Bond
r	Agreement with Fixed Income Clearing Corp (FICC), 0.250% dated 3/31/22 to be repurchased at $100,600,000 on 4/1/22, collateralized by Government Agency Securities, with coupon rate 0.125% and maturity date 7/15/31, valued at $102,612,053.

Principal denominated in U.S. Dollars, unless otherwise noted.

Futures contracts outstanding as of March 31, 2022 were as follows:

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
US Ultra 10 Year Bond	(178)	06/21/22	$ (24,817,670)	$ (24,113,438)	$ 704,232
213

TIAA-CREF FUNDS - Core Impact Bond Fund

TIAA-CREF FUNDS
CORE IMPACT BOND FUND
SCHEDULE OF INVESTMENTS
March 31, 2022

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

BANK LOAN OBLIGATIONS - 0.3%

COMMERCIAL & PROFESSIONAL SERVICES - 0.2%
$23,567	†,i	Coastal Resources of Maine LLC		8.250%	03/30/23	$23,567
15,880,200	i	LTR Intermediate Holdings, Inc	LIBOR 3M + 4.500%	5.500	05/05/28	15,562,596
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES				15,586,163

MATERIALS - 0.0%
178,301	†,h,i	Vonore Fiber Products LLC		2.000	07/04/22	178,301
		TOTAL MATERIALS				178,301

UTILITIES - 0.1%
7,526,721	i	Exgen Renewables IV LLC	LIBOR 3M + 2.500%	3.500	12/15/27	7,446,788
		TOTAL UTILITIES				7,446,788

		TOTAL BANK LOAN OBLIGATIONS				23,211,252
		(Cost $23,435,424)

BONDS - 96.9%

CORPORATE BONDS - 41.4%

AUTOMOBILES & COMPONENTS - 0.8%
9,000,000		Aptiv plc		2.396	02/18/25	8,767,074
5,000,000		Dana, Inc		4.250	09/01/30	4,576,000
9,525,000		Ford Motor Co		3.250	02/12/32	8,507,063
6,200,000		Genuine Parts Co		1.750	02/01/25	5,920,073
7,250,000		Genuine Parts Co		2.750	02/01/32	6,653,083
13,025,000	g	Hyundai Capital Services, Inc		1.250	02/08/26	11,947,536
11,025,000		Magna International, Inc		2.450	06/15/30	10,157,222
		TOTAL AUTOMOBILES & COMPONENTS				56,528,051

BANKS - 7.3%
15,000,000	g	ABN AMRO Bank NV		2.470	12/13/29	13,709,948
12,575,000	g	Bank Hapoalim BM		3.255	01/21/32	11,569,000
13,750,000		Bank of America Corp		0.981	09/25/25	13,032,382
10,000,000		Bank of America Corp		2.456	10/22/25	9,826,005
15,000,000	i	Bank of America Corp	SOFR + 0.970%	1.112	07/22/27	14,927,850
12,500,000		Bank of America Corp		2.087	06/14/29	11,418,043
15,000,000		Bank of America Corp		2.687	04/22/32	13,794,553
3,150,000	g	Bank of Montreal		2.100	06/15/22	3,156,633
10,000,000		Bank of Montreal		3.803	12/15/32	9,882,199
3,250,000	g	BNP Paribas S.A.		1.904	09/30/28	2,909,046
15,300,000	g	BNP Paribas S.A.		2.871	04/19/32	13,915,366
4,850,000	i	Canadian Imperial Bank of Commerce	SOFR + 0.800%	1.072	03/17/23	4,859,700
1,835,000		Canadian Imperial Bank of Commerce		0.950	10/23/25	1,688,097
9,125,000		Citigroup, Inc		0.776	10/30/24	8,815,492
12,600,000		Citigroup, Inc		1.281	11/03/25	11,990,261
3,125,000	i	Citigroup, Inc	SOFR + 0.694%	0.831	01/25/26	3,074,344
5,450,000		Citizens Bank NA		2.250	04/28/25	5,282,055
5,000,000	i	Cooperatieve Rabobank UA	LIBOR 3 M + 0.480%	0.711	01/10/23	5,006,901

214

TIAA-CREF FUNDS - Core Impact Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$8,385,000		HSBC Holdings plc		3.033%	11/22/23	$8,405,904
13,750,000		HSBC Holdings plc		2.206	08/17/29	12,367,650
10,000,000	i	ING Groep NV	LIBOR 3 M + 1.000%	1.962	10/02/23	10,058,174
10,000,000	g	ING Groep NV		1.400	07/01/26	9,251,319
12,500,000	i	ING Groep NV	SOFR + 1.010%	1.281	04/01/27	12,309,307
10,000,000		ING Groep NV		2.727	04/01/32	9,171,132
6,250,000	g	Intesa Sanpaolo S.p.A		3.250	09/23/24	6,188,165
7,200,000	e,g	Intesa Sanpaolo S.p.A		4.000	09/23/29	6,994,329
6,000,000	g	Intesa Sanpaolo S.p.A		4.950	06/01/42	5,133,301
5,000,000	g	Itau Unibanco Holding S.A.		3.875	04/15/31	4,737,500
4,525,000		JPMorgan Chase & Co		0.563	02/16/25	4,324,449
4,875,000		JPMorgan Chase & Co		0.768	08/09/25	4,620,854
15,000,000		JPMorgan Chase & Co		1.040	02/04/27	13,744,763
13,065,000		JPMorgan Chase & Co		3.650	N/A‡	12,215,775
9,670,000	g	Kookmin Bank		2.500	11/04/30	8,597,937
4,000,000		Lloyds Banking Group plc		4.500	11/04/24	4,087,218
5,725,000		Lloyds Banking Group plc		3.870	07/09/25	5,785,287
5,925,000	i	Mizuho Financial Group, Inc	LIBOR 3 M + 0.630%	1.128	03/01/28	5,923,067
9,500,000	g	National Australia Bank Ltd		2.332	08/21/30	8,263,926
10,000,000	g	National Australia Bank Ltd		2.990	05/21/31	9,074,180
12,150,000		National Bank of Canada		0.550	11/15/24	11,689,845
5,485,000		NatWest Group plc		2.359	05/22/24	5,440,440
11,310,000		People’s United Bank NA		4.000	07/15/24	11,450,952
4,500,000		People’s United Financial, Inc		3.650	12/06/22	4,529,464
11,225,000	g	Shinhan Financial Group Co Ltd		3.340	02/05/30	11,053,565
13,600,000		Sumitomo Mitsui Financial Group, Inc		1.474	07/08/25	12,796,365
11,500,000		SVB Financial Group		2.100	05/15/28	10,480,917
7,569,000		SVB Financial Group		3.125	06/05/30	7,276,215
10,100,000		SVB Financial Group		1.800	02/02/31	8,696,599
5,000,000		SVB Financial Group		4.000	N/A‡	4,625,000
14,350,000		Truist Financial Corp		1.267	03/02/27	13,288,463
14,200,000	g,i	UBS AG.	SOFR + 0.450%	0.626	08/09/24	14,123,223
11,675,000	g	UBS Group AG.		1.494	08/10/27	10,597,308
5,000,000	g	UBS Group AG.		2.746	02/11/33	4,543,397
15,275,000	g	UBS Group AG.		3.179	02/11/43	13,572,555
15,000,000	g	UniCredit S.p.A		2.569	09/22/26	13,858,514
3,600,000	g	UniCredit S.p.A		5.459	06/30/35	3,439,969
11,570,000	g	United Overseas Bank Ltd		2.000	10/14/31	10,734,047
5,800,000	g	USAA Capital Corp		1.500	05/01/23	5,745,966
7,435,000	g	USAA Capital Corp		2.125	05/01/30	6,855,258
2,375,000		Westpac Banking Corp		3.020	11/18/36	2,110,301
		TOTAL BANKS				507,020,475

CAPITAL GOODS - 1.2%
10,450,000		Carrier Global Corp		2.700	02/15/31	9,751,431
4,000,000		CNH Industrial Capital LLC		1.950	07/02/23	3,958,665
5,300,000		CNH Industrial NV		4.500	08/15/23	5,408,462
3,053,000		CNH Industrial NV		3.850	11/15/27	3,064,304
4,925,000		Johnson Controls International plc		1.750	09/15/30	4,396,914
9,800,000		Masco Corp		1.500	02/15/28	8,624,869
10,000,000		Otis Worldwide Corp		3.112	02/15/40	8,800,794
3,400,000		Roper Technologies, Inc		1.400	09/15/27	3,081,132
6,275,000	g,i	Siemens Financieringsmaatschappij NV	SOFR + 0.430%	0.683	03/11/24	6,270,145
215

TIAA-CREF FUNDS - Core Impact Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$12,500,000	g	Siemens Financieringsmaatschappij NV		1.200%	03/11/26	$11,604,151
10,500,000	g	Triton Container International Ltd		1.150	06/07/24	9,961,589
3,500,000	g	Triton Container International Ltd		3.150	06/15/31	3,199,999
3,575,000		Xylem, Inc		2.250	01/30/31	3,247,312
		TOTAL CAPITAL GOODS				81,369,767

COMMERCIAL & PROFESSIONAL SERVICES - 0.6%
20,000,000		International Bank for Reconstruction & Development		0.000	03/31/27	18,874,469
7,500,000		Mather Foundation		2.675	10/01/31	6,970,165
15,760,000		Rockefeller Foundation		2.492	10/01/50	13,154,953
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES				38,999,587

CONSUMER DURABLES & APPAREL - 0.1%
5,950,000		Whirlpool Corp		2.400	05/15/31	5,414,547
		TOTAL CONSUMER DURABLES & APPAREL				5,414,547

CONSUMER SERVICES - 1.3%
2,800,000		Bush Foundation		2.754	10/01/50	2,398,771
10,750,000		Conservation Fund		3.474	12/15/29	10,740,796
4,040,000		Henry J Kaiser Family Foundation		3.356	12/01/25	3,910,435
4,500,000		Low Income Investment Fund		3.386	07/01/26	4,495,736
10,000,000		Low Income Investment Fund		3.711	07/01/29	10,258,559
7,725,000		Massachusetts Higher Education Assistance Corp		2.673	07/01/31	7,287,935
7,850,000	i	Nature Conservancy	LIBOR 3 M + 1.080%	1.397	02/01/24	7,849,983
6,245,000		Nature Conservancy		3.957	03/01/52	6,445,444
4,100,000		New York Public Library Astor Lenox & Tilden Foundations		4.305	07/01/45	4,688,496
70,000		Salvation Army		5.637	09/01/26	75,851
5,000,000		Salvation Army		4.528	09/01/48	5,147,210
6,850,000		Starbucks Corp		2.450	06/15/26	6,679,233
11,440,000		Wisconsin Alumni Research Foundation		3.564	10/01/49	11,111,146
5,000,000		YMCA of Greater New York		5.021	08/01/38	5,524,350
1,500,000		YMCA of Greater New York		5.151	08/01/48	1,623,796
		TOTAL CONSUMER SERVICES				88,237,741

DIVERSIFIED FINANCIALS - 5.1%
9,400,000	i	AerCap Ireland Capital DAC	SOFR + 0.680%	0.951	09/29/23	9,308,286
10,800,000		AerCap Ireland Capital DAC		1.750	01/30/26	9,908,455
10,500,000		AerCap Ireland Capital DAC		3.000	10/29/28	9,682,965
8,900,000		AerCap Ireland Capital DAC		3.300	01/30/32	8,022,990
2,125,000		Bank of New York Mellon Corp		2.661	05/16/23	2,125,609
3,150,000		Bank of New York Mellon Corp		4.700	N/A‡	3,225,600
11,900,000	g	BPCE S.A.		1.652	10/06/26	10,980,590
10,000,000	g	BPCE S.A.		2.045	10/19/27	9,199,036
7,375,000	g	BPCE S.A.		3.116	10/19/32	6,674,946
8,500,000	g	BPCE S.A.		3.582	10/19/42	7,360,670
8,725,000		Charles Schwab Corp		4.000	N/A‡	7,836,097
11,645,000		Community Preservation Corp		2.867	02/01/30	11,068,346
9,875,000	g	Credit Suisse Group AG.		1.305	02/02/27	8,863,098
10,050,000	g	Credit Suisse Group AG.		3.091	05/14/32	9,064,068
5,820,000		Enterprise Community Loan Fund, Inc		4.152	11/01/28	5,788,622
10,000,000		Ford Foundation		2.815	06/01/70	8,249,295
216

TIAA-CREF FUNDS - Core Impact Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$13,300,000		Goldman Sachs Group, Inc		0.855%	02/12/26	$12,390,579
8,300,000		ING Groep NV		4.017	03/28/28	8,345,619
5,375,000		ING Groep NV		4.252	03/28/33	5,532,907
14,500,000		Morgan Stanley		0.791	01/22/25	13,919,526
11,950,000		Morgan Stanley		0.985	12/10/26	10,959,500
12,475,000		Morgan Stanley		1.512	07/20/27	11,467,064
10,000,000		Morgan Stanley		2.239	07/21/32	8,861,295
14,150,000		Morgan Stanley		2.484	09/16/36	12,131,418
11,600,000	g,i	NatWest Markets plc	SOFR + 0.530%	0.716	08/12/24	11,444,940
10,000,000	g	NongHyup Bank		1.250	07/20/25	9,401,628
2,000,000		Reinvestment Fund, Inc		3.166	11/01/23	1,985,755
3,000,000		Reinvestment Fund, Inc		3.600	02/15/24	2,993,499
2,500,000		Reinvestment Fund, Inc		3.366	11/01/24	2,478,435
5,000,000		Reinvestment Fund, Inc		3.513	11/01/25	4,960,454
5,000,000		Reinvestment Fund, Inc		3.880	02/15/27	5,089,896
10,250,000	g,i	Societe Generale S.A.	SOFR + 1.050%	1.178	01/21/26	10,116,442
11,150,000	g	Societe Generale S.A.		2.889	06/09/32	9,991,084
3,125,000	g	Societe Generale S.A.		4.027	01/21/43	2,716,798
8,100,000	g	Swiss Re Finance Luxembourg SA		5.000	04/02/49	8,383,500
7,725,000		Toyota Motor Credit Corp		2.150	02/13/30	7,164,715
4,823,000	g	UBS Group AG		1.008	07/30/24	4,691,584
9,000,000		Unilever Capital Corp		0.626	08/12/24	8,614,113
13,750,000		Unilever Capital Corp		2.000	07/28/26	13,241,740
5,528,000	e	Unilever Capital Corp		2.125	09/06/29	5,186,044
6,125,000		Unilever Capital Corp		1.375	09/14/30	5,291,478
8,475,000		Unilever Capital Corp		1.750	08/12/31	7,497,521
9,425,000		Unilever Capital Corp		2.625	08/12/51	7,837,073
3,450,000	g	WLB Asset II B Pte Ltd		3.950	12/10/24	3,344,429
5,425,000	g	WLB Asset II C Pte Ltd		3.900	12/23/25	5,207,385
1,925,000	g	WLB Asset II Pte Ltd		4.000	01/14/24	1,924,463
		TOTAL DIVERSIFIED FINANCIALS				350,529,557

ENERGY - 2.7%
7,500,000	g	Aker BP ASA		2.875	01/15/26	7,291,076
10,000,000	g	Aker BP ASA		4.000	01/15/31	9,962,311
9,875,000		BP Capital Markets America, Inc		2.772	11/10/50	8,244,113
2,650,000		Cenovus Energy, Inc		2.650	01/15/32	2,400,049
6,550,000		Cenovus Energy, Inc		3.750	02/15/52	5,857,542
9,575,000	e	ConocoPhillips Co		3.800	03/15/52	9,742,832
7,500,000	i	Enbridge, Inc	SOFR + 0.400%	0.596	02/17/23	7,492,111
7,600,000		Enbridge, Inc		2.500	01/15/25	7,467,220
8,175,000		Enbridge, Inc		3.400	08/01/51	7,245,046
5,830,000		Enbridge, Inc		5.750	07/15/80	6,034,050
6,375,000		EQT Corp		6.625	02/01/25	6,733,689
1,000,000		Equinor ASA		2.450	01/17/23	1,003,357
2,000,000		Equinor ASA		3.700	03/01/24	2,039,746
7,725,000	e	Equinor ASA		2.375	05/22/30	7,291,410
3,000,000		Equinor ASA		3.950	05/15/43	3,095,601
9,110,000		Equinor ASA		3.250	11/18/49	8,580,166
1,925,000		ONEOK, Inc		4.000	07/13/27	1,941,202
7,246,000		ONEOK, Inc		3.400	09/01/29	6,968,209
13,500,000		ONEOK, Inc		3.100	03/15/30	12,652,811
217

TIAA-CREF FUNDS - Core Impact Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$3,350,000		ONEOK, Inc	4.950%	07/13/47	$3,373,068
6,100,000		ONEOK, Inc	4.450	09/01/49	5,853,834
9,053,000	e,g	Renewable Energy Group, Inc	5.875	06/01/28	9,724,099
11,700,000	g	Santos Finance Ltd	3.649	04/29/31	10,932,730
7,540,000	e,g	Sunnova Energy Corp	5.875	09/01/26	7,214,875
6,000,000		Total Capital International S.A.	2.434	01/10/25	5,960,612
12,850,000		Total Capital International S.A.	2.986	06/29/41	11,707,537
11,550,000		Total Capital International S.A.	3.127	05/29/50	10,537,407
		TOTAL ENERGY			187,346,703

FOOD & STAPLES RETAILING - 0.4%
11,225,000	e	SYSCO Corp	2.400	02/15/30	10,438,432
18,025,000		Walmart, Inc	1.800	09/22/31	16,397,035
		TOTAL FOOD & STAPLES RETAILING			26,835,467

FOOD, BEVERAGE & TOBACCO - 0.5%
6,150,000	g	Coca-Cola European Partners plc	1.500	01/15/27	5,610,988
8,500,000	g	NBM US Holdings, Inc	6.625	08/06/29	8,943,700
20,310,000		PepsiCo, Inc	2.875	10/15/49	18,814,515
		TOTAL FOOD, BEVERAGE & TOBACCO			33,369,203

HEALTH CARE EQUIPMENT & SERVICES - 0.2%
6,900,000		Cigna Corp	0.613	03/15/24	6,617,031
2,250,000		Mary Free Bed Rehabilitation Hospital	3.786	04/01/51	2,193,813
10,385,000		Stanford Health Care	3.027	08/15/51	9,182,609
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			17,993,453

HOUSEHOLD & PERSONAL PRODUCTS - 0.3%
5,900,000		Kimberly-Clark Corp	3.950	11/01/28	6,185,419
5,300,000		Procter & Gamble Co	3.000	03/25/30	5,328,948
12,125,000		Procter & Gamble Co	1.200	10/29/30	10,559,815
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			22,074,182

INSURANCE - 1.5%
7,703,000	g	AIA Group Ltd	3.375	04/07/30	7,661,081
11,400,000	g	Empower Finance 2020 LP	1.357	09/17/27	10,265,403
4,950,000	g	Empower Finance 2020 LP	1.776	03/17/31	4,284,169
9,735,000		First American Financial Corp	2.400	08/15/31	8,522,896
7,725,000	g	Five Corners Funding Trust	4.419	11/15/23	7,895,272
13,325,000	g	Five Corners Funding Trust II	2.850	05/15/30	12,627,765
4,100,000	g	Great-West Lifeco US Finance 2020 LP	0.904	08/12/25	3,791,942
3,850,000	g	HCA, Inc	3.125	03/15/27	3,761,807
5,450,000	g	HCA, Inc	3.625	03/15/32	5,340,754
1,500,000	g	HCA, Inc	4.375	03/15/42	1,478,964
4,600,000	g	HCA, Inc	4.625	03/15/52	4,635,745
5,000,000		Progressive Corp	3.700	01/26/45	4,875,732
10,000,000		Prudential Financial, Inc	1.500	03/10/26	9,415,204
4,499,000		Reinsurance Group of America, Inc	3.900	05/15/29	4,543,047
6,100,000		Reinsurance Group of America, Inc	3.150	06/15/30	5,875,536
5,000,000	g	Swiss Re Treasury US Corp	2.875	12/06/22	5,032,706
6,674,000	g	Swiss Re Treasury US Corp	4.250	12/06/42	7,430,488
		TOTAL INSURANCE			107,438,511
218

TIAA-CREF FUNDS - Core Impact Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

MATERIALS - 1.5%
$10,588,000	g	Air Liquide Finance S.A.	2.500%	09/27/26	$10,391,896
6,550,000	e,g	Celulosa Arauco y Constitucion S.A.	4.200	01/29/30	6,566,440
10,000,000	g	Celulosa Arauco y Constitucion S.A.	5.150	01/29/50	9,887,600
1,434,000		International Paper Co	4.800	06/15/44	1,528,991
3,389,000		International Paper Co	4.350	08/15/48	3,548,445
5,750,000	g	Inversiones CMPC S.A.	4.375	04/04/27	6,014,213
5,940,000	g	LG Chem Ltd	3.625	04/15/29	5,948,535
5,925,000		LYB International Finance III LLC	3.375	10/01/40	5,303,758
5,000,000		Newmont Corp	2.250	10/01/30	4,569,652
9,875,000		PPG Industries, Inc	1.200	03/15/26	9,142,501
11,500,000		Sonoco Products Co	1.800	02/01/25	11,020,278
5,525,000		Sonoco Products Co	2.250	02/01/27	5,231,222
12,750,000		Sonoco Products Co	2.850	02/01/32	11,916,603
10,000,000		Teck Resources Ltd	3.900	07/15/30	9,984,845
		TOTAL MATERIALS			101,054,979

MEDIA & ENTERTAINMENT - 0.9%
10,000,000		Alphabet, Inc	1.100	08/15/30	8,739,053
5,000,000		Comcast Corp	3.200	07/15/36	4,783,558
9,425,000	g	Magallanes, Inc	5.050	03/15/42	9,613,785
10,900,000	g	Magallanes, Inc	5.141	03/15/52	11,151,731
10,000,000	g	NTT Finance Corp	1.162	04/03/26	9,219,904
8,750,000		Paramount Global	6.375	03/30/62	8,833,125
9,100,000	g	RGA Global Funding	2.700	01/18/29	8,565,804
		TOTAL MEDIA & ENTERTAINMENT			60,906,960

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 2.2%
10,875,000		Amgen, Inc	3.000	01/15/52	9,197,784
4,800,000		Bristol-Myers Squibb Co	2.350	11/13/40	4,050,474
16,550,000		Bristol-Myers Squibb Co	3.550	03/15/42	16,368,883
7,700,000		Bristol-Myers Squibb Co	2.550	11/13/50	6,391,650
11,825,000		Bristol-Myers Squibb Co	3.700	03/15/52	11,883,406
8,975,000		Danaher Corp	2.800	12/10/51	7,626,381
5,350,000		Gilead Sciences, Inc	2.600	10/01/40	4,504,651
14,150,000		Gilead Sciences, Inc	2.800	10/01/50	11,579,284
12,550,000		Merck & Co, Inc	2.150	12/10/31	11,607,895
8,800,000		Merck & Co, Inc	2.750	12/10/51	7,665,152
7,000,000		PerkinElmer, Inc	2.250	09/15/31	6,187,025
10,000,000		Pfizer, Inc	1.750	08/18/31	8,994,387
5,674,000	g	Roche Holdings, Inc	2.375	01/28/27	5,505,089
11,125,000	g	Roche Holdings, Inc	1.930	12/13/28	10,343,280
9,175,000		Takeda Pharmaceutical Co Ltd	4.400	11/26/23	9,401,310
14,681,000		Takeda Pharmaceutical Co Ltd	2.050	03/31/30	13,251,593
8,500,000		Takeda Pharmaceutical Co Ltd	3.175	07/09/50	7,435,701
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			151,993,945

REAL ESTATE - 2.1%
1,975,000		Brandywine Operating Partnership LP	3.950	02/15/23	1,987,840
6,225,000		Brandywine Operating Partnership LP	3.950	11/15/27	6,232,563
6,875,000		Brixmor Operating Partnership LP	3.900	03/15/27	6,931,992
219

TIAA-CREF FUNDS - Core Impact Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$6,600,000		Brixmor Operating Partnership LP	2.250%	04/01/28	$6,027,362
4,175,000		Brixmor Operating Partnership LP	2.500	08/16/31	3,687,541
5,975,000		Corporate Office Properties LP	2.750	04/15/31	5,363,831
6,600,000		Duke Realty LP	2.875	11/15/29	6,326,812
11,400,000		Equinix, Inc	1.000	09/15/25	10,475,706
8,800,000		Federal Realty Investment Trust	1.250	02/15/26	8,098,161
10,000,000	g	HAT Holdings I LLC	3.375	06/15/26	9,500,000
10,000,000	g	HAT Holdings I LLC	3.750	09/15/30	9,000,000
5,125,000		Healthpeak Properties, Inc	2.125	12/01/28	4,712,663
3,900,000		Host Hotels & Resorts LP	2.900	12/15/31	3,486,032
4,725,000		Kilroy Realty LP	3.450	12/15/24	4,724,294
14,350,000		Kilroy Realty LP	2.500	11/15/32	12,472,186
8,000,000		National Community Renaissance of California	3.270	12/01/32	7,482,938
5,442,000		Piedmont Operating Partnership LP	3.400	06/01/23	5,448,118
9,157,000		Regency Centers LP	3.750	06/15/24	9,260,765
8,090,000	g	Scentre Group Trust 2	5.125	09/24/80	7,938,312
4,650,000	g	Starwood Property Trust, Inc	4.375	01/15/27	4,510,500
7,310,000		UDR, Inc	1.900	03/15/33	6,106,596
3,150,000		Vornado Realty LP	2.150	06/01/26	2,944,028
		TOTAL REAL ESTATE			142,718,240

RETAILING - 0.5%
2,800,000		Advance Auto Parts, Inc	1.750	10/01/27	2,520,957
10,000,000		Amazon.com, Inc	0.250	05/12/23	9,846,243
3,100,000		AutoNation, Inc	3.850	03/01/32	3,000,974
1,825,000		Genuine Parts Co	1.875	11/01/30	1,578,446
7,200,000		Home Depot, Inc	2.500	04/15/27	7,067,497
5,000,000		Home Depot, Inc	3.350	04/15/50	4,711,078
5,525,000		Lowe’s Cos, Inc	2.800	09/15/41	4,732,169
		TOTAL RETAILING			33,457,364

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.2%
8,158,000	g	NXP BV	3.400	05/01/30	7,907,190
10,000,000	g	SK Hynix, Inc	2.375	01/19/31	8,716,446
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			16,623,636

SOFTWARE & SERVICES - 0.6%
3,250,000		Autodesk, Inc	2.400	12/15/31	2,897,666
9,500,000		Automatic Data Processing, Inc	1.700	05/15/28	8,811,300
12,875,000		Automatic Data Processing, Inc	1.250	09/01/30	11,178,760
7,725,000	e	Mastercard, Inc	1.900	03/15/31	7,146,681
10,000,000		Visa, Inc	1.100	02/15/31	8,577,308
		TOTAL SOFTWARE & SERVICES			38,611,715

TECHNOLOGY HARDWARE & EQUIPMENT - 0.2%
3,839,000		Apple, Inc	2.850	02/23/23	3,870,944
5,750,000		Apple, Inc	3.000	06/20/27	5,816,220
4,750,000		HP, Inc	2.650	06/17/31	4,249,832
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			13,936,996
220

TIAA-CREF FUNDS - Core Impact Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

TELECOMMUNICATION SERVICES - 0.7%
$9,000,000	i	Verizon Communications, Inc	SOFR + 0.790%	1.062%	03/20/26	$8,990,498
14,225,000		Verizon Communications, Inc		2.550	03/21/31	13,215,736
9,825,000		Verizon Communications, Inc		3.400	03/22/41	9,210,121
10,000,000		Verizon Communications, Inc		3.875	03/01/52	10,047,893
5,000,000		Vodafone Group plc		4.125	06/04/81	4,539,700
		TOTAL TELECOMMUNICATION SERVICES				46,003,948

TRANSPORTATION - 0.4%
10,000,000		Canadian Pacific Railway Co		1.350	12/02/24	9,587,969
6,950,000		Canadian Pacific Railway Co		2.450	12/02/31	6,454,790
5,650,000	e	Canadian Pacific Railway Co		3.000	12/02/41	5,082,496
5,600,000		Delta Air Lines, Inc		2.900	10/28/24	5,474,000
		TOTAL TRANSPORTATION				26,599,255

UTILITIES - 10.1%
3,875,000		AES Corp		1.375	01/15/26	3,563,340
10,900,000		AES Corp		2.450	01/15/31	9,747,374
8,750,000	g	AES Gener S.A.		6.350	10/07/79	8,640,712
8,500,000		Algonquin Power & Utilities Corp		4.750	01/18/82	7,925,400
12,350,000		Ameren Illinois Co		2.900	06/15/51	10,741,341
3,605,000		Arizona Public Service Co		3.750	05/15/46	3,346,192
4,500,000		Atlantic City Electric Co		2.300	03/15/31	4,150,548
5,420,000	g	Atlantica Sustainable Infrastructure plc		4.125	06/15/28	5,223,037
11,925,000	i	Atmos Energy Corp	LIBOR 3 M + 0.380%	1.023	03/09/23	11,908,553
14,749,000		Avangrid, Inc		3.200	04/15/25	14,703,381
7,500,000		Avangrid, Inc		3.800	06/01/29	7,610,795
5,025,000		Avista Corp		4.350	06/01/48	5,212,189
5,025,000	g	Azure Power Solar Energy Pvt Ltd		5.650	12/24/24	5,137,308
10,000,000	g	Brooklyn Union Gas Co		4.487	03/04/49	10,054,094
9,850,000		CenterPoint Energy Houston Electric LLC		2.350	04/01/31	9,143,811
7,350,000		CenterPoint Energy Houston Electric LLC		3.350	04/01/51	6,998,990
11,155,000	i	CenterPoint Energy Resources Corp	LIBOR 3 M + 0.500%	1.004	03/02/23	11,120,537
3,250,000	g	Clearway Energy Operating LLC		4.750	03/15/28	3,264,073
10,000,000	g	Clearway Energy Operating LLC		3.750	02/15/31	9,350,950
3,050,000		CMS Energy Corp		4.750	06/01/50	3,019,500
10,250,000	g	Colbun S.A.		3.150	01/19/32	9,327,500
14,500,000		Commonwealth Edison Co		2.750	09/01/51	12,319,841
8,170,000	g	Consorcio Transmantaro SA		4.700	04/16/34	8,243,530
13,850,000		Consumers Energy Co		2.500	05/01/60	10,534,225
5,713,193	g	Continental Wind LLC		6.000	02/28/33	6,316,429
4,970,700	g	Continuum Energy Levanter Pte Ltd		4.500	02/09/27	4,779,328
7,115,000		Dominion Energy, Inc		3.600	03/15/27	7,143,943
8,525,000		Dominion Energy, Inc		2.250	08/15/31	7,678,881
8,325,000		Dominion Energy, Inc		4.350	N/A‡	8,050,775
4,850,000		Dominion Energy, Inc (Step Bond)		3.071	08/15/24	4,840,008
11,725,000		DTE Electric Co		1.900	04/01/28	10,906,563
9,025,000		DTE Electric Co		3.250	04/01/51	8,553,084
5,050,000		DTE Electric Co		3.650	03/01/52	5,104,445
12,000,000		DTE Energy Co		2.850	10/01/26	11,729,843
10,000,000		Duke Energy Florida LLC		2.500	12/01/29	9,405,076
221

TIAA-CREF FUNDS - Core Impact Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$3,350,000	g	East Ohio Gas Co		1.300%	06/15/25	$3,161,672
8,850,000		Eastern Energy Gas Holdings LLC		2.500	11/15/24	8,757,785
6,575,000	g	EDP Finance BV		3.625	07/15/24	6,587,167
2,312,000	g	EDP Finance BV		1.710	01/24/28	2,038,926
9,559,000	g	Electricite de France S.A.		3.625	10/13/25	9,577,331
8,500,000		Essential Utilities, Inc		2.704	04/15/30	8,018,905
7,800,000		Essential Utilities, Inc		3.351	04/15/50	6,936,355
4,250,000		Evergy, Inc		2.550	07/01/26	4,155,084
8,882,000		Georgia Power Co		3.250	04/01/26	8,911,422
250,000		Georgia Power Co		3.250	03/15/51	216,751
8,323,425	g	India Cleantech Energy		4.700	08/10/26	7,793,607
9,700,000		Interstate Power & Light Co		3.500	09/30/49	8,814,312
7,925,000	g	Korea Hydro & Nuclear Power Co Ltd		3.750	07/25/23	8,039,675
15,000,000	g	Liberty Utilities Finance GP		2.050	09/15/30	13,151,174
2,498,000	g	Massachusetts Electric Co		1.729	11/24/30	2,136,666
6,875,000		MidAmerican Energy Co		3.100	05/01/27	6,871,877
3,620,000		MidAmerican Energy Co		3.150	04/15/50	3,324,691
12,626,000		National Fuel Gas Co		5.500	01/15/26	13,368,492
2,000,000		National Fuel Gas Co		3.950	09/15/27	1,986,683
3,400,000		National Fuel Gas Co		4.750	09/01/28	3,414,993
11,274,000		National Fuel Gas Co		2.950	03/01/31	10,259,222
11,250,000	g	New York State Electric & Gas Corp		2.150	10/01/31	9,982,157
14,775,000	i	NextEra Energy Capital Holdings, Inc	LIBOR 3 M + 0.270%	0.750	02/22/23	14,723,455
13,000,000	g	Niagara Mohawk Power Corp		1.960	06/27/30	11,552,834
750,000	g	Niagara Mohawk Power Corp		4.278	10/01/34	757,661
5,250,000		Northwest Natural Gas Co		3.078	12/01/51	4,434,661
4,408,000		NorthWestern Corp		4.176	11/15/44	4,644,346
6,975,000		OGE Energy Corp		0.703	05/26/23	6,833,277
16,250,000		PacifiCorp		2.900	06/15/52	14,197,740
1,925,000	g	Pattern Energy Operations LP		4.500	08/15/28	1,893,834
7,075,000		Piedmont Natural Gas Co, Inc		3.350	06/01/50	6,304,091
3,625,000		Public Service Co of Colorado		3.200	03/01/50	3,382,562
1,000,000		Public Service Co of New Hampshire		3.500	11/01/23	1,011,780
2,975,000		Public Service Co of New Hampshire		3.600	07/01/49	2,878,703
6,150,000		Public Service Electric & Gas Co		3.200	08/01/49	5,731,301
10,825,000		Puget Energy, Inc		4.224	03/15/32	10,846,784
7,500,000		San Diego Gas & Electric Co		4.150	05/15/48	7,874,977
13,988,000		San Diego Gas & Electric Co		2.950	08/15/51	12,287,436
3,280,000		SCE Recovery Funding LLC		1.977	11/15/28	3,166,822
7,100,000		SCE Recovery Funding LLC		2.943	11/15/42	6,811,030
2,640,000		SCE Recovery Funding LLC		3.240	11/15/46	2,465,258
5,000,000		Sempra Energy		4.875	N/A‡	5,025,000
6,250,000	g	Sociedad de Transmision Austral S.A.		4.000	01/27/32	6,059,750
2,382,303	g	Solar Star Funding LLC		3.950	06/30/35	2,406,126
4,746,550	g	Solar Star Funding LLC		5.375	06/30/35	5,224,884
5,000,000		Southern California Edison Co		3.450	02/01/52	4,492,219
13,788,000		Southern Power Co		4.150	12/01/25	14,161,746
14,825,000		Southwestern Electric Power Co		3.250	11/01/51	12,747,108
2,875,000		Southwestern Public Service Co		3.750	06/15/49	2,845,615
18,529,000		Southwestern Public Service Co		3.150	05/01/50	16,589,204
4,864,460	g	Star Energy Geothermal Wayang Windu Ltd		6.750	04/24/33	5,132,005
222

TIAA-CREF FUNDS - Core Impact Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$15,750,000	g	Sweihan PV Power Co PJSC		3.625%	01/31/49	$14,545,440
5,000,000	g	TerraForm Power Operating LLC		5.000	01/31/28	4,978,750
7,585,976	g	Topaz Solar Farms LLC		4.875	09/30/39	8,022,170
806,600	g	Topaz Solar Farms LLC		5.750	09/30/39	883,227
10,610,000		Tucson Electric Power Co		1.500	08/01/30	9,076,926
8,421,585	g	UEP Penonome II S.A.		6.500	10/01/38	8,000,506
15,000,000		Union Electric Co		2.150	03/15/32	13,661,725
16,400,000		Union Electric Co		2.625	03/15/51	13,572,643
6,275,000	h	Union Electric Co		3.900	04/01/52	6,491,783
1,850,000	g	Vistra Corp		7.000	N/A‡	1,800,920
		TOTAL UTILITIES				700,816,842

		TOTAL CORPORATE BONDS				2,855,881,124
		(Cost $3,034,932,736)

GOVERNMENT BONDS - 43.5%

AGENCY SECURITIES - 4.0%
1,573,000		Canal Barge Co, Inc		4.500	11/12/34	1,673,031
461,402		Ethiopian Leasing LLC		2.566	08/14/26	454,872
278,611		Excalibur One 77B LLC		1.492	01/01/25	274,741
11,250,000		Federal Home Loan Mortgage Corp (FHLMC)		0.125	07/25/22	11,226,981
23,000,000		FHLMC		0.375	05/05/23	22,642,400
18,700,000		FHLMC		0.250	08/24/23	18,223,503
13,600,000		FHLMC		0.250	09/08/23	13,234,215
22,692,000		FHLMC		0.250	12/04/23	21,964,389
14,000,000		FHLMC		1.500	02/12/25	13,608,924
17,500,000		Federal National Mortgage Association (FNMA)		0.250	07/10/23	17,098,499
8,600,000		FNMA		0.625	04/22/25	8,121,497
16,800,000		FNMA		0.875	08/05/30	14,669,479
7,909,000		Hashemite Kingdom of Jordan Government AID Bond		3.000	06/30/25	7,998,232
4,696,527		HNA LLC		2.369	09/18/27	4,612,690
515,500	i	Housing and Urban Development Corp Ltd	LIBOR 6 M + 0.035%	1.166	09/15/30	511,934
833,331	i	Jupiter Aircraft Leasing LLC	LIBOR 3 M + 0.240%	0.721	08/19/23	831,804
833,329	i	Jupiter Aircraft Leasing LLC	LIBOR 3 M + 0.240%	1.174	09/22/23	831,199
1,980,000		New York Society for the Relief of the Ruptured & Crippled		2.881	12/20/31	1,941,216
1,085,535		Overseas Private Investment Corp (OPIC)		2.040	12/15/26	1,075,457
4,175,159		OPIC		3.220	09/15/29	4,233,911
5,362,237		OPIC		1.790	10/15/29	5,148,314
13,405,593		OPIC		2.360	10/15/29	13,156,953
921,600		OPIC		4.140	05/15/30	973,770
829,427		OPIC		3.330	05/15/33	848,117
3,074,788		OPIC		3.430	06/01/33	3,147,530
937,730		OPIC		2.810	07/31/33	928,249
750,184		OPIC		2.940	07/31/33	747,811
1,089,415		OPIC		3.250	07/31/33	1,105,082
5,773,020		OPIC		2.040	06/15/35	5,437,318
9,871,973		OPIC		2.290	07/15/38	9,376,501
5,429,585		OPIC		2.450	07/15/38	5,221,533
15,500,000		Private Export Funding Corp (PEFCO)		2.050	11/15/22	15,543,052
223

TIAA-CREF FUNDS - Core Impact Bond Fund

PRINCIPAL			ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

	$1,926,000		PEFCO		3.550%	01/15/24	$1,962,356
	1,765,000		PEFCO		3.250	06/15/25	1,792,922
	12,908,116		Thirax LLC		0.968	01/14/33	11,543,570
	4,000,000		Thirax 2 LLC		2.320	01/22/34	3,813,151
	1,775,000		United States International Development Finance Corp		1.440	04/15/28	1,652,603
	1,000,000		United States International Development Finance Corp		1.650	04/15/28	941,261
	1,653,356		United States International Development Finance Corp		1.050	10/15/29	1,541,818
	4,244,948		United States International Development Finance Corp		1.670	07/15/38	3,840,292
	2,500,000		US Department of Housing and Urban Development (HUD)		2.618	08/01/23	2,504,606
	2,000,000		HUD		2.800	08/01/23	2,008,548
	371,000		HUD		2.910	08/01/23	371,805
	2,257,000		HUD		2.960	08/01/24	2,261,223
	3,726,000		HUD		2.870	08/01/27	3,726,081
	420,000		HUD		5.380	08/01/27	424,588
	4,675,000		HUD		2.985	08/01/28	4,764,382
	1,931,000		HUD		3.185	08/01/29	2,007,444
	1,750,000		HUD		3.585	08/01/37	1,928,210
	916,667		VCM Lease S.A.		2.516	09/28/27	905,661
	905,000		Vessel Management Services, Inc		3.432	08/15/36	927,603
	245,000		Vessel Management Services, Inc		3.477	01/16/37	251,941
	1,907,545	i	Washington Aircraft 2 Co Ltd	LIBOR 3 M + 0.430%	1.396	06/26/24	1,911,885
			TOTAL AGENCY SECURITIES				277,945,154

FOREIGN GOVERNMENT BONDS - 5.9%
	12,750,000		African Development Bank		0.750	04/03/23	12,603,654
	11,850,000	g	Arab Petroleum Investments Corp		1.483	10/06/26	11,098,780
	1,000,000		Asian Development Bank		1.875	08/10/22	1,001,927
	1,000,000		Asian Development Bank		2.125	03/19/25	987,055
	9,732,000		Asian Development Bank		1.750	08/14/26	9,408,704
	16,194,000		Asian Development Bank		3.125	09/26/28	16,789,985
	12,500,000		Asian Development Bank		1.500	03/04/31	11,527,987
EUR	7,925,000	g	Banque Ouest Africaine de Developpement		2.750	01/22/33	8,065,273
	$7,500,000	g	BNG Bank NV		2.625	02/27/24	7,530,650
CLP	9,475,000,000	g	Bonos de la Tesoreria de la Republica en pesos		2.300	10/01/28	9,659,250
	$8,500,000	g	Caisse d’Amortissement de la Dette Sociale		0.375	09/23/25	7,846,111
	4,750,000	g	Caisse d’Amortissement de la Dette Sociale		1.375	01/20/31	4,270,897
	7,000,000	g	CDP Financial, Inc		1.000	05/26/26	6,535,476
	10,050,000		Chile Government International Bond		3.100	05/07/41	8,841,588
	9,500,000		Chile Government International Bond		3.500	01/25/50	8,684,805
	12,500,000	g	Development Bank of Japan, Inc		0.500	03/04/24	12,031,968
	9,875,000	g	Egypt Government International Bond		5.250	10/06/25	9,495,076
	200,000	i	European Bank for Reconstruction & Development	LIBOR 3 M + 0.010%	0.387	05/11/22	199,965
	15,000,000		European Bank for Reconstruction & Development		1.625	09/27/24	14,679,129
	1,000,000		European Bank for Reconstruction & Development		1.500	02/13/25	969,617
	1,250,000		European Investment Bank		2.375	05/24/27	1,240,868
224

TIAA-CREF FUNDS - Core Impact Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$3,725,000		European Investment Bank		0.625%	10/21/27	$3,348,840
10,500,000		European Investment Bank		1.625	10/09/29	9,889,634
10,279,000		European Investment Bank		0.750	09/23/30	8,977,805
9,300,000	g	European Stability Mechanism		1.375	09/11/24	9,048,742
3,650,000	g	Guatemala Government International Bond		5.375	04/24/32	3,814,287
10,000,000		International Bank for Reconstruction & Development		0.625	04/22/25	9,432,425
4,750,000		International Bank for Reconstruction & Development		3.125	11/20/25	4,830,878
2,900,000		International Bank for Reconstruction & Development		2.750	05/31/36	2,635,526
10,450,000	g	International Development Association		2.750	04/24/23	10,531,510
5,000,000		International Finance Corp		2.000	10/24/22	5,021,250
110,000	i	International Finance Corp	LIBOR 3 M + 0.070%	0.896	12/15/22	110,020
7,375,000		International Finance Corp		0.500	03/20/23	7,280,305
3,250,000		International Finance Corp		2.125	04/07/26	3,200,388
3,350,000	g	Japan Finance Organization for Municipalities		3.375	09/27/23	3,396,729
8,750,000		Japan International Cooperation Agency		1.750	04/28/31	8,018,991
6,000,000	g	Kommunalbanken AS.		2.125	02/11/25	5,923,868
5,500,000	i	Korea Development Bank International Bond	LIBOR 3 M + 0.725%	0.941	07/06/22	5,507,014
10,100,000	g	Korea Electric Power Corp		1.125	06/15/25	9,477,133
9,200,000	i	Kreditanstalt fuer Wiederaufbau	SOFR + 1.000%	1.176	02/12/24	9,346,166
11,750,000		Kreditanstalt fuer Wiederaufbau		0.250	03/08/24	11,285,288
9,537,000		Kreditanstalt fuer Wiederaufbau		1.000	10/01/26	8,927,558
1,750,000		Kreditanstalt fuer Wiederaufbau		0.750	09/30/30	1,525,241
13,250,000		Landwirtschaftliche Rentenbank		0.875	09/03/30	11,663,335
6,000,000	g	Nederlandse Waterschapsbank NV		3.125	12/05/22	6,064,676
10,000,000	g	Nederlandse Waterschapsbank NV		1.750	01/15/25	9,776,708
7,750,000	g	Nederlandse Waterschapsbank NV		2.375	03/24/26	7,652,422
2,723,000		North American Development Bank		2.400	10/26/22	2,737,137
6,000,000	g	Perusahaan Penerbit SBSN Indonesia III		3.750	03/01/23	6,075,000
5,900,000	g	Perusahaan Penerbit SBSN Indonesia III		3.900	08/20/24	6,079,950
10,690,000		Peruvian Government International Bond		3.000	01/15/34	9,964,790
500,000		Province of Manitoba Canada		3.050	05/14/24	505,364
5,000,000	e	Province of Quebec Canada		2.750	04/12/27	5,011,948
15,000,000		Province of Quebec Canada		1.900	04/21/31	14,017,488
10,000,000		Republic of Italy Government International Bond		2.875	10/17/29	9,426,202
10,750,000		Republic of Italy Government International Bond		4.000	10/17/49	10,314,174
4,250,000		Seychelles International Bond		6.500	10/11/28	3,778,760
		TOTAL FOREIGN GOVERNMENT BONDS				408,066,317

MORTGAGE BACKED - 15.8%
1,900,000	g,i	Angel Oak Mortgage Trust		2.837	11/25/66	1,773,233
5,100,000	g,i	Connecticut Avenue Securities Trust		1.999	12/25/41	4,863,694
3,000,000	g,i	Connecticut Avenue Securities Trust		4.599	01/25/42	2,830,882
100,980		Federal Home Loan Mortgage Corp (FHLMC)		4.000	06/01/42	105,105
588,421	i	FHLMC	LIBOR 1 M + 5.920%	5.523	03/15/44	81,588
5,396,646		FHLMC		4.000	10/01/47	5,598,167
18,999,012		FHLMC		4.000	06/01/48	19,661,102
906,356	i	FHLMC	LIBOR 1 M + 9.920%	9.285	06/15/48	1,000,890
225

TIAA-CREF FUNDS - Core Impact Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$4,991,275		FHLMC		4.000%	07/01/48	$5,174,879
802,230	i	FHLMC	LIBOR 1 M + 9.840%	9.205	10/15/48	865,625
4,469,233		FHLMC		4.000	09/01/49	4,630,984
2,571,336		FHLMC		3.000	11/01/49	2,531,042
9,205,814		FHLMC		2.000	09/25/50	1,065,881
11,695,842		FHLMC		2.500	11/25/50	1,961,932
15,794,976		FHLMC		2.500	02/25/51	2,755,069
1,183,665		FHLMC		3.000	11/01/51	1,176,700
9,584,782		FHLMC		3.000	11/01/51	9,486,936
444,031		FHLMC		3.000	11/01/51	438,023
1,720,654		FHLMC		3.000	11/01/51	1,703,089
19,298,232	h	FHLMC		2.000	02/01/52	17,953,809
21,557,857	h	FHLMC		2.500	02/01/52	20,606,155
15,700,000	h	FHLMC		2.500	03/01/52	15,030,809
20,530,000	h	FHLMC		2.500	03/01/52	19,618,377
108,647		Federal Home Loan Mortgage Corp Gold (FGLMC)		5.000	06/01/36	117,588
99,705		FGLMC		4.500	12/01/43	106,860
99,489		FGLMC		4.500	02/01/44	106,197
870,699		FGLMC		5.000	08/01/44	942,201
152,901		FGLMC		3.500	04/01/45	156,008
3,484,784		FGLMC		3.500	08/01/45	3,555,615
1,034,875		FGLMC		4.000	12/01/45	1,083,262
1,900,234		FGLMC		3.500	02/01/47	1,936,801
236,223		FGLMC		4.500	06/01/47	252,030
407,559		FGLMC		4.000	09/01/47	425,596
76,485		FGLMC		3.500	12/01/47	77,739
406,715		FGLMC		4.000	07/01/48	421,981
1,673,390		FGLMC		4.500	08/01/48	1,765,909
3,750,000		Federal National Mortgage Association (FNMA)		2.125	04/24/26	3,694,863
96,234		FNMA		3.500	07/01/26	98,360
5,171,235	i	FNMA		2.800	02/25/27	5,213,982
9,176,188	i	FNMA		3.324	06/25/28	9,464,957
15,250,000	i	FNMA		1.510	11/25/30	13,658,214
15,500,000	i	FNMA		1.250	01/25/31	13,576,611
325,239		FNMA		3.500	05/01/32	334,519
4,761,897		FNMA		3.000	10/01/32	4,811,475
18,845		FNMA		2.500	10/01/36	18,654
45,450,000	h	FNMA		2.000	04/25/37	44,141,537
22,530,000	h	FNMA		2.500	04/25/37	22,265,097
13,910,000	h	FNMA		3.000	04/25/37	14,005,631
147,649		FNMA		5.500	11/01/38	162,830
4,080,165		FNMA		3.000	05/01/40	4,047,329
1,175,365		FNMA		3.500	05/01/40	1,187,791
338,939		FNMA		5.000	09/01/40	366,715
522,970		FNMA		5.000	04/01/41	565,830
13,769,521		FNMA		2.000	03/01/42	12,866,959
1,634,953		FNMA		4.000	09/01/42	1,700,012
762,449	i	FNMA	LIBOR 1 M + 5.950%	5.493	09/25/43	120,929
782,224		FNMA		4.000	01/01/44	817,621
43,995		FNMA		4.500	06/01/44	46,812
290,739		FNMA		4.500	06/01/44	309,186
136,934		FNMA		4.500	08/01/44	145,708
226

TIAA-CREF FUNDS - Core Impact Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$250,158		FNMA	4.500%	11/01/44	$265,281
689,664		FNMA	4.000	01/01/45	718,109
249,300		FNMA	4.500	03/01/45	264,041
950,029		FNMA	4.000	06/01/45	993,217
1,108,862		FNMA	4.000	12/01/45	1,156,808
701,543		FNMA	3.500	01/01/46	714,664
149,502		FNMA	4.000	01/01/46	156,004
183,633		FNMA	4.000	03/01/46	191,990
822,465		FNMA	4.000	04/01/46	858,189
1,011,073		FNMA	3.500	06/01/46	1,028,874
1,377,514		FNMA	3.500	07/01/46	1,403,282
1,973,027		FNMA	3.500	07/01/46	2,012,356
2,085,798		FNMA	3.500	08/01/46	2,124,158
2,790,200		FNMA	3.000	10/01/46	2,710,397
3,281,949		FNMA	3.500	01/01/47	3,326,638
147,930		FNMA	4.500	05/01/47	157,270
3,843,151		FNMA	4.000	09/01/47	3,959,544
673,834		FNMA	4.000	10/01/47	692,376
4,629,073		FNMA	3.500	11/01/47	4,721,148
296,583		FNMA	4.500	11/01/47	312,446
5,521,093		FNMA	4.000	12/01/47	5,714,522
4,393,121		FNMA	4.000	12/01/47	4,528,278
109,233		FNMA	3.500	01/01/48	110,845
3,635,956		FNMA	3.500	01/01/48	3,670,491
1,012,261		FNMA	4.500	01/01/48	1,067,342
189,771		FNMA	4.000	02/01/48	194,774
273,279		FNMA	4.500	02/01/48	288,142
555,690		FNMA	4.000	03/01/48	576,354
1,096,636		FNMA	4.500	03/01/48	1,156,230
3,855,566		FNMA	4.000	04/01/48	3,942,036
709,691		FNMA	4.500	05/01/48	748,297
566,750		FNMA	4.500	05/01/48	597,579
278,011		FNMA	5.000	08/01/48	297,870
12,084,727		FNMA	4.500	10/01/48	13,111,252
16,786,955		FNMA	3.000	07/01/50	16,528,814
4,934,178		FNMA	2.000	08/25/50	649,067
14,183,306		FNMA	2.500	11/25/50	2,062,639
4,682,452		FNMA	3.000	02/25/51	847,552
38,880,878		FNMA	2.000	04/01/51	36,183,373
2,402,572		FNMA	3.000	09/01/51	2,368,340
4,919,797		FNMA	2.500	11/25/51	707,809
23,326,584	h	FNMA	2.000	12/01/51	21,685,451
22,146,033	h	FNMA	2.500	01/01/52	21,162,665
18,286,204	h	FNMA	2.000	02/01/52	17,012,228
29,147,270	h	FNMA	2.500	02/01/52	27,852,955
23,290,942	h	FNMA	2.500	02/01/52	22,277,445
14,040,558	h	FNMA	2.500	02/01/52	13,414,273
13,453,504	h	FNMA	2.500	02/01/52	12,880,055
1,289,354		FNMA	3.000	02/01/52	1,262,794
8,572,542		FNMA	3.500	02/01/52	8,673,311
17,867,940	h	FNMA	2.000	03/01/52	16,612,025
227

TIAA-CREF FUNDS - Core Impact Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$16,947,163	h	FNMA	2.000%	03/01/52	$15,755,973
1,145,303		FNMA	3.000	03/01/52	1,121,591
15,300,000	h	FNMA	2.500	04/01/52	14,620,586
33,830,000	h	FNMA	2.000	04/25/52	31,402,433
13,859,000	h	FNMA	2.500	04/25/52	13,222,352
103,190,000	h	FNMA	3.000	04/25/52	100,932,719
12,510,000	h	FNMA	3.500	04/25/52	12,531,502
13,500,000	h	FNMA	4.000	04/25/52	13,778,437
30,840,000	h	FNMA	3.500	05/25/52	30,786,641
1,900,000	g,i	Freddie Mac STACR REMIC Trust	3.499	10/25/41	1,752,871
1,270,000	g,i	Freddie Mac STACR REMIC Trust	3.550	03/25/42	1,293,055
875,000	g,i	Freddie Mac Structured Agency Credit Risk Debt Notes	2.399	08/25/33	862,535
3,180,000	g,i	Freddie Mac Structured Agency Credit Risk Debt Notes	3.700	11/25/41	3,010,580
12,750,000	g,i	Freddie Mac Structured Agency Credit Risk Debt Notes	2.499	02/25/42	12,405,893
622,035		Government National Mortgage Association (GNMA)	2.690	06/15/33	624,934
33,560		GNMA	5.000	06/20/42	36,825
11,747,140		GNMA	2.750	01/15/45	11,889,366
667,339		GNMA	4.000	06/20/46	83,903
3,020,247		GNMA	3.500	12/20/46	3,067,599
2,061,886		GNMA	3.500	01/20/47	2,095,673
1,787,995		GNMA	3.500	10/20/50	1,807,157
5,256,678		GNMA	3.000	07/20/51	5,196,914
38,180,000	h	GNMA	2.000	04/20/52	36,318,725
87,285,000	h	GNMA	2.500	04/20/52	84,656,221
64,510,000	h	GNMA	3.000	04/20/52	63,751,504
4,027,403	g,i	GS Mortgage-Backed Securities Trust	2.500	03/25/52	3,840,842
4,457,485	g,i	GS Mortgage-Backed Securities Trust	2.500	03/25/52	4,066,452
3,811,895	g,i	GS Mortgage-Backed Securities Trust	2.500	05/01/52	3,658,676
5,947,543	g,i	JP Morgan Mortgage Trust	2.500	07/25/52	5,448,045
3,039,183	g,i	JP Morgan Mortgage Trust	3.250	07/25/52	2,913,959
9,735,000	g,i	JP Morgan Mortgage Trust	3.000	08/25/52	9,095,760
4,332,833	g,i	RCKT Mortgage Trust	2.500	09/25/51	3,937,458
6,884,800	g,i	RCKT Mortgage Trust	2.500	02/25/52	6,288,404
		TOTAL MORTGAGE BACKED			1,093,690,565

MUNICIPAL BONDS - 6.6%
2,000,000		Brunswick & Glynn County Development Authority	3.060	04/01/25	2,005,685
3,000,000		California Earthquake Authority	1.477	07/01/23	2,972,420
950,000	h	California Health Facilities Financing Authority	4.353	06/01/41	966,868
670,000	g	California Municipal Finance Authority	4.250	11/01/23	666,737
6,400,000	g	California Municipal Finance Authority	6.375	11/15/48	6,473,140
5,825,000		California Municipal Finance Authority	3.594	08/15/51	5,185,206
12,250,000		Chicago Housing Authority	4.361	01/01/38	13,481,889
16,465,000		Chicago Metropolitan Water Reclamation District-Greater Chicago	5.720	12/01/38	20,362,598
1,000,000		Chicago Park District	4.095	01/01/26	1,035,115
625,000		Chula Vista Municipal Financing Authority	3.775	12/01/33	655,760
1,350,000		Chula Vista Municipal Financing Authority	3.975	12/01/38	1,402,155
740,000		Chula Vista Municipal Financing Authority	4.075	12/01/41	766,583
4,300,000		Chula Vista Municipal Financing Authority	4.275	12/01/48	4,486,539
228

TIAA-CREF FUNDS - Core Impact Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$5,730,000		City & County of Honolulu HI		3.944%	09/01/34	$5,868,912
935,000		City & County of San Francisco CA		3.700	04/01/34	955,342
440,000		City & County of San Francisco CA		3.750	04/01/35	450,158
5,835,000		City & County of San Francisco CA		3.900	04/01/42	5,961,379
5,405,000		City & County of San Francisco CA Community Facilities District		3.750	09/01/37	5,306,956
4,610,000		City & County of San Francisco CA Community Facilities District		4.221	09/01/39	4,708,273
5,000,000		City & County of San Francisco CA Community Facilities District		4.000	09/01/48	4,955,275
5,480,000		City & County of San Francisco CA Community Facilities District		3.482	09/01/50	5,029,629
1,925,000		City of Berkeley CA		3.250	09/01/35	1,939,654
8,885,000		City of Berkeley CA		3.750	09/01/43	9,086,108
2,490,000		City of Chicago IL		7.750	01/01/42	2,816,122
510,000		City of Chicago IL		7.750	01/01/42	560,905
650,000		City of Detroit MI		2.511	04/01/25	620,319
745,000		City of Detroit MI		2.711	04/01/26	702,257
525,000		City of Detroit MI		3.644	04/01/34	474,437
2,750,000		City of Florence SC		4.250	12/01/34	2,817,254
4,000,000		City of Los Angeles CA		3.500	09/01/37	4,088,310
9,060,000		City of Los Angeles CA		3.880	09/01/38	9,250,525
5,850,000		City of Los Angeles Department of Airports Customer Facility Charge Revenue		4.242	05/15/48	5,769,919
870,000	g	City of Miami FL		4.808	01/01/39	920,054
170,000		City of Mount Shasta CA		4.000	08/01/29	188,096
190,000		City of Mount Shasta CA		3.000	08/01/32	192,736
2,685,000		City of Oakland CA		1.830	01/15/27	2,574,857
12,615,000		City of San Francisco CA Public Utilities Commission Water Revenue		3.303	11/01/39	11,971,437
22,745,000		City of San Francisco CA Public Utilities Commission Water Revenue		2.825	11/01/41	19,975,203
5,750,000		City of San Francisco CA Public Utilities Commission Water Revenue		4.185	11/01/46	5,859,482
1,385,000		City of San Juan Capistrano CA		4.190	08/01/40	1,461,364
5,255,000		City of Seattle WA Local Improvement District No 6751		2.999	11/01/43	4,988,914
5,240,000		City of Seattle WA Local Improvement District No 6751		3.079	11/01/43	4,959,572
360,000		Clean Water Services		5.701	10/01/30	426,629
2,730,000		Commonwealth Financing Authority		3.864	06/01/38	2,825,593
12,450,000	i	Connecticut Housing Finance Authority	SOFR + 0.650%	0.930	05/15/49	12,452,882
5,000,000		County of Alameda CA		3.820	08/01/38	5,105,631
1,500,000		County of Miami-Dade FL Aviation Revenue		2.218	10/01/22	1,505,801
12,020,000		County of Miami-Dade FL Water & Sewer System Revenue		3.490	10/01/42	11,874,502
2,730,000		County of Saline AR		4.000	06/01/37	2,787,000
3,500,000		District of Columbia		3.432	04/01/42	3,351,585
1,900,000		District of Columbia Water & Sewer Authority		4.814	10/01/14	2,134,758
1,550,000	†,g,q	Finance Authority of Maine		5.375	12/15/33	174,271
500,000	†,q	Finance Authority of Maine		5.250	06/15/34	56,216
1,075,000	g	Florida Development Finance Corp		6.750	12/01/56	1,043,376
20,000,000		Grant County Public Utility District No 2		2.918	01/01/40	18,135,648
9,405,000		Grant County Public Utility District No 2		3.210	01/01/40	8,836,892
229

TIAA-CREF FUNDS - Core Impact Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$9,375,000		Great Lakes Water Authority Sewage Disposal System Revenue	3.056%	07/01/39	$8,807,407
13,265,000		Great Lakes Water Authority Water Supply System Revenue	3.473	07/01/41	12,950,253
1,180,000		Idaho State Building Authority	3.202	09/01/37	1,191,507
3,105,000		Jackson County Industrial Development Authority	4.250	05/01/39	3,321,823
2,000,000		Kern County Water Agency Improvement District No 4	4.276	05/01/36	2,182,142
450,000		Klickitat County Public Utilities	3.688	12/01/38	458,903
1,000,000		Lavaca-Navidad River Authority	4.430	08/01/35	1,027,200
7,690,000		Los Angeles Community College District	2.106	08/01/32	6,916,356
1,300,000		Maine State Housing Authority	2.481	11/15/31	1,231,316
2,585,000		Maryland Community Development Administration Housing Revenue	3.797	03/01/39	2,621,273
3,000,000		Massachusetts Clean Energy Cooperative Corp	2.020	07/01/28	2,823,738
2,965,000		Massachusetts St. Water Pollution Abatement	5.192	08/01/40	3,232,359
6,000,000		Massachusetts Water Resources Authority	3.104	08/01/39	5,747,522
10,735,000		Metropolitan Transportation Authority	5.175	11/15/49	12,282,785
4,065,000		New York City Housing Development Corp	3.119	08/01/38	3,885,514
2,500,000		New York City Housing Development Corp	3.720	11/01/39	2,512,102
1,370,000		New York State Energy Research & Development Authority	2.465	10/01/26	1,322,981
1,210,000		New York State Energy Research & Development Authority	2.665	10/01/27	1,170,467
1,045,000		New York State Energy Research & Development Authority	2.879	10/01/28	1,009,223
425,000		New York State Energy Research & Development Authority	4.577	04/01/35	438,430
2,115,000		New York State Environmental Facilities Corp	3.420	07/15/26	2,171,561
1,500,000		New York Transportation Development Corp	1.610	12/01/22	1,496,491
7,500,000		New York Transportation Development Corp	5.000	01/01/26	8,068,970
1,500,000	g	Ohio Air Quality Development Authority	4.250	01/15/38	1,521,428
2,000,000	g	Ohio Air Quality Development Authority	4.500	01/15/48	2,048,970
13,180,000		Ohio State Water Development Authority	4.879	12/01/34	14,488,344
5,750,000	†,g,q	Oregon State Business Development Commission	6.500	04/01/31	419,750
2,000,000	†,q	Oregon State Business Development Commission	11.500	04/01/31	120,000
2,665,000		Papio-Missouri River Natural Resource District	2.198	12/15/25	2,618,744
2,080,000		Papio-Missouri River Natural Resource District	2.318	12/15/26	2,055,585
3,250,000		Papio-Missouri River Natural Resource District	2.482	12/15/27	3,253,309
2,725,000		Pend Oreille County Public Utility District No Box Canyon	5.000	01/01/30	2,733,985
7,250,000	g	Pennsylvania Economic Development Financing Authority	10.000	12/01/29	7,074,622
275,000	h	Pharr Economic Development Corp	3.216	08/15/27	274,050
230

TIAA-CREF FUNDS - Core Impact Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,110,000	h	Pharr Economic Development Corp	3.401%	08/15/29	$1,107,525
1,735,000	g,q	Public Finance Authority	9.000	06/01/29	1,732,925
300,000		Redevelopment Authority of the City of Philadelphia	1.377	09/01/25	282,769
1,750,000		Redevelopment Authority of the City of Philadelphia	3.172	09/01/41	1,607,560
1,000,000		Rhode Island Housing & Mortgage Finance Corp	3.300	10/01/39	1,003,076
1,450,000		Rhode Island Housing & Mortgage Finance Corp	3.400	10/01/44	1,448,771
6,950,000		Rhode Island Housing & Mortgage Finance Corp	3.500	10/01/51	7,054,702
1,000,000		San Francisco City & County Redevelopment Agency	3.533	08/01/25	1,003,560
1,000,000		San Francisco City & County Redevelopment Agency	4.375	08/01/44	1,022,416
250,000		Sangamon County Water Reclamation District	2.507	01/01/29	241,192
2,500,000		Sangamon County Water Reclamation District	2.907	01/01/34	2,326,352
2,050,000		Sangamon County Water Reclamation District	3.272	01/01/37	1,917,977
3,000,000		Semitropic Improvement District	2.499	12/01/25	2,962,079
1,000,000		Semitropic Improvement District of the Semitropic Water Storage District	3.293	12/01/35	959,543
130,000	g	South Davis Sewer District	3.750	12/01/22	129,654
1,000,000		South Davis Sewer District	4.125	12/01/32	1,053,534
1,100,000		South Davis Sewer District	4.500	12/01/37	1,173,412
2,090,000		State of California	4.600	04/01/38	2,286,465
2,480,000		State of California	4.988	04/01/39	2,572,756
1,000,000		State of Texas	3.726	08/01/43	1,019,816
6,625,000		Stockton Public Financing Authority	3.610	10/01/40	6,715,236
665,000		Sustainable Energy Utility, Inc	1.650	09/15/22	665,650
2,400,000	g	Syracuse Industrial Development Agency	5.000	01/01/36	1,807,623
1,000,000		Texas Water Development Board	3.500	10/15/37	1,037,225
7,500,000		Texas Water Development Board	4.190	10/15/43	8,001,732
3,000,000		Texas Water Development Board	3.700	10/15/47	3,123,965
3,000,000		Texas Water Development Board	4.648	04/15/50	3,170,680
2,000,000		University of New Mexico	3.532	06/20/32	2,064,231
4,400,000		Upper Santa Clara Valley Joint Powers Authority	3.875	08/01/48	4,449,249
5,000,000		Vermont Educational & Health Buildings Financing Agency	4.000	12/01/42	5,225,434
750,000		Vermont Educational & Health Buildings Financing Agency	4.000	12/01/46	781,699
1,000,000	g	Warm Springs Reservation Confederated Tribe	3.300	11/01/27	997,685
1,250,000	g	Warm Springs Reservation Confederated Tribe	3.550	11/01/32	1,243,023
530,000		Washington County Clean Water Services	5.078	10/01/24	562,345
1,905,000	†,g,q	Washington Economic Development Finance Authority	7.500	01/01/32	1,238,250
650,000		Yuba City Public Financing Authority	3.960	06/01/32	683,233
1,500,000		Yuba City Public Financing Authority	4.320	06/01/42	1,570,244
1,000,000		Yuba Levee Financing Authority	3.170	09/01/22	1,005,769
		TOTAL MUNICIPAL BONDS			456,353,395
231

TIAA-CREF FUNDS - Core Impact Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

U.S. TREASURY SECURITIES - 11.2%
$14,543,000		United States Treasury Bond		1.875%	02/15/41	$12,949,519
9,700,000		United States Treasury Bond		2.250	05/15/41	9,157,027
56,467,800		United States Treasury Bond		2.250	02/15/42	54,464,958
46,377,000		United States Treasury Bond		1.875	11/15/51	40,681,325
2,500,000		United States Treasury Bond		3.125	05/15/48	2,791,211
2,500,000		United States Treasury Bond		3.000	02/15/49	2,747,949
22,288,800	k	United States Treasury Inflation Indexed Bonds		0.500	04/15/24	23,425,877
13,694,000	k	United States Treasury Inflation Indexed Bonds		0.125	10/15/24	14,324,138
15,100,000		United States Treasury Note		0.125	12/31/22	14,953,719
31,140,000		United States Treasury Note		0.125	03/31/23	30,654,654
7,450,000		United States Treasury Note		0.125	08/31/23	7,248,035
35,655,000	e	United States Treasury Note		1.500	02/29/24	35,135,495
1,092,000		United States Treasury Note		1.875	08/31/24	1,076,772
1,395,000		United States Treasury Note		2.250	10/31/24	1,386,608
67,316,000		United States Treasury Note		1.750	03/15/25	65,890,794
620,000		United States Treasury Note		2.875	04/30/25	626,394
175,865,000		United States Treasury Note		1.875	02/28/27	171,152,367
3,235,000		United States Treasury Note		0.500	10/31/27	2,904,171
6,025,000		United States Treasury Note		0.625	11/30/27	5,439,445
46,750,000		United States Treasury Note		1.125	08/31/28	43,072,089
9,000,000		United States Treasury Note		1.375	10/31/28	8,413,594
49,685,000		United States Treasury Note		1.875	02/28/29	47,961,551
181,497,000		United States Treasury Note		1.875	02/15/32	174,293,838
		TOTAL U.S. TREASURY SECURITIES				770,751,530

		TOTAL GOVERNMENT BONDS				3,006,806,961
		(Cost $3,095,612,543)

STRUCTURED ASSETS - 12.0%

ASSET BACKED - 4.7%
324,688	g	AMSR Trust		1.819	04/17/37	307,924
		Series - 2020 SFR1 (Class A)
450,000	g	AMSR Trust		3.148	01/19/39	431,105
		Series - 2019 SFR1 (Class C)
400,000	g	AMSR Trust		3.247	01/19/39	378,760
		Series - 2019 SFR1 (Class D)
1,135,787	g,i	AREIT Trust	LIBOR 1 M + 1.134%	1.184	09/14/36	1,131,855
		Series - 2019 CRE3 (Class A)
5,000,000	g,i	BFLD Trust	LIBOR 1 M + 2.100%	2.497	10/15/35	4,937,424
		Series - 2020 EYP (Class C)
123,707	i	C-BASS Trust	LIBOR 1 M + 0.160%	0.617	07/25/36	119,868
		Series - 2006 CB6 (Class A1)
1,447,025	†,g,i	CBRE Realty Finance	LIBOR 3 M + 0.300%	0.520	04/07/52	3,618
		Series - 2007 1A (Class A2)
1,477,810	i	Chase Funding Loan Acquisition Trust	LIBOR 1 M + 0.855%	1.312	06/25/34	1,425,598
		Series - 2004 OPT1 (Class M1)
800,188	g	Corevest American Finance Trust		1.832	03/15/50	765,424
		Series - 2020 1 (Class A1)
2,209,986		Delta Air Lines Pass Through Trust		4.250	07/30/23	2,213,900
		Series - 2015 1 (Class B)
232

TIAA-CREF FUNDS - Core Impact Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$2,850,000		Delta Air Lines Pass Through Trust		3.204%	04/25/24	$2,852,428
		Series - 2019 1 (Class AA)
13,700,000		Delta Air Lines Pass Through Trust		3.404	04/25/24	13,592,541
		Series - 2019 1 (Class A)
7,009,380		Delta Air Lines Pass Through Trust		2.000	06/10/28	6,386,711
		Series - 2020 1 (Class AA)
18,067,248		Delta Air Lines Pass Through Trust		2.500	06/10/28	16,771,257
		Series - 2020 1 (Class A)
852,750	g	Domino’s Pizza Master Issuer LLC		4.474	10/25/45	859,644
		Series - 2015 1A (Class A2II)
774,000	g	Domino’s Pizza Master Issuer LLC		4.116	07/25/48	777,646
		Series - 2018 1A (Class A2I)
321,128	g,i	Ellington Loan Acquisition Trust	LIBOR 1 M + 1.100%	1.557	05/25/37	320,390
		Series - 2007 2 (Class A2C)
3,781,646	g	GoodLeap Sustainable Home Solutions Trust		2.100	05/20/48	3,484,049
		Series - 2021 3CS (Class A)
4,088,936	g	GoodLeap Sustainable Home Solutions Trust		1.930	07/20/48	3,701,712
		Series - 2021 4GS (Class A)
14,750,051	g	GoodLeap Sustainable Home Solutions Trust		2.310	10/20/48	13,508,825
		Series - 2021 5CS (Class A)
5,070,000	g	GoodLeap Sustainable Home Solutions Trust		2.560	10/20/48	4,570,477
		Series - 2021 5CS (Class B)
5,157,770	g	GoodLeap Sustainable Home Solutions Trust		2.700	01/20/49	4,822,729
		Series - 2022 1GS (Class A)
3,396,863	g	GoodLeap Sustainable Home Solutions Trust		2.940	01/20/49	3,183,404
		Series - 2022 1GS (Class B)
3,250,000	g	Grace Trust		2.347	12/10/40	2,929,593
		Series - 2020 GRCE (Class A)
7,789,000	g	GSCG Trust		2.936	09/06/34	7,629,424
		Series - 2019 600C (Class A)
774,243	g	HERO Funding Trust		3.840	09/21/40	778,390
		Series - 2015 1A (Class A)
181,539	g	HERO Funding Trust		3.990	09/21/40	182,211
		Series - 2014 2A (Class A)
913,842	g	HERO Funding Trust		3.750	09/20/41	910,071
		Series - 2016 2A (Class A)
742,793	g	HERO Funding Trust		4.050	09/20/41	746,237
		Series - 2016 1A (Class A)
1,877,821	g	HERO Funding Trust		3.080	09/20/42	1,853,801
		Series - 2016 3A (Class A1)
1,694,188	g	HERO Funding Trust		3.910	09/20/42	1,688,221
		Series - 2016 3A (Class A2)
1,719,941	g	HERO Funding Trust		3.570	09/20/47	1,704,693
		Series - 2016 4A (Class A1)
1,700,896	g	HERO Funding Trust		3.710	09/20/47	1,693,672
		Series - 2017 1A (Class A1)
254,806	g	HERO Funding Trust		4.290	09/20/47	254,837
		Series - 2016 4A (Class A2)
2,859,717	g	HERO Funding Trust		3.190	09/20/48	2,812,494
		Series - 2017 3A (Class A1)
2,676,015	g	HERO Funding Trust		3.950	09/20/48	2,640,546
		Series - 2017 3A (Class A2)
233

TIAA-CREF FUNDS - Core Impact Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$1,093,324	g	HERO Funding Trust		4.070%	09/20/48	$1,090,238
		Series - 2017 2A (Class A2)
3,874,911	g	HERO Funding Trust		4.670	09/20/48	3,912,777
		Series - 2018 1A (Class A2)
2,813,382	g	HERO Funding Trust		2.720	09/20/57	2,709,195
		Series - 2020 1A (Class A)
30,893	i	Home Equity Asset Trust	LIBOR 1 M + 1.500%	3.986	06/25/33	30,880
		Series - 2003 1 (Class M1)
499,977	g,i	Invitation Homes Trust	LIBOR 1 M + 1.250%	1.691	01/17/38	499,712
		Series - 2018 SFR4 (Class B)
4,147,178	g	Loanpal Solar Loan Ltd		2.750	07/20/47	3,932,073
		Series - 2020 2GF (Class A)
2,182,906	g	Loanpal Solar Loan Ltd		2.290	01/20/48	1,994,571
		Series - 2021 1GS (Class A)
2,957,772	g	Loanpal Solar Loan Ltd		2.840	01/20/48	2,694,530
		Series - 2021 1GS (Class B)
6,420,580	g	Loanpal Solar Loan Ltd		2.220	03/20/48	5,950,749
		Series - 2021 2GS (Class A)
2,633,003	†,g	Mosaic Solar Loan Trust		0.000	04/20/46	2,290,713
		Series - 2020 1A (Class R)
1,824,198	g	Mosaic Solar Loan Trust		2.100	04/20/46	1,723,376
		Series - 2020 1A (Class A)
2,317,629	g	Mosaic Solar Loan Trust		3.100	04/20/46	2,222,508
		Series - 2020 1A (Class B)
6,539,645	g	Mosaic Solar Loan Trust		1.920	06/20/52	5,999,417
		Series - 2021 3A (Class B)
2,396,888	g	Mosaic Solar Loans LLC		3.820	06/22/43	2,367,076
		Series - 2017 2A (Class A)
4,178,823	g	Mosaic Solar Loans LLC		1.640	04/22/47	3,823,030
		Series - 2021 2A (Class A)
290,000	g,i	MSCG Trust		3.462	06/07/35	229,222
		Series - 2015 ALDR (Class D)
306,699	g	MVW Owner Trust		2.420	12/20/34	305,393
		Series - 2017 1A (Class A)
2,275,000	g	Progress Residential Trust		2.082	10/17/38	2,027,999
		Series - 2021 SFR8 (Class D)
700,000	g	Progress Residential Trust		2.711	11/17/40	617,992
		Series - 2021 SFR9 (Class D)
4,000,000		PSNH Funding LLC		3.506	08/01/28	4,056,488
		Series - 2018 1 (Class A2)
842,641	g	Renew		3.670	09/20/52	823,294
		Series - 2017 1A (Class A)
2,340,145	g	Renew		3.950	09/20/53	2,308,139
		Series - 2018 1 (Class A)
4,709,053	g	Renew		2.060	11/20/56	4,380,873
		Series - 2021 1 (Class A)
11,201,840		SCE Recovery Funding LLC		0.861	11/15/31	10,085,193
63,350	†,g	SolarCity LMC		4.800	11/20/38	60,715
		Series - 2013 1 (Class A)
178,918	i	Structured Asset Securities Corp Mortgage Loan Trust	LIBOR 1 M + 1.500%	1.731	04/25/35	179,254
		Series - 2005 7XS (Class 2A1A)
2,050,000	g,i	STWD Mortgage Trust	LIBOR 1 M + 1.955%	2.352	11/15/36	2,006,349
		Series - 2021 LIH (Class C)
234

TIAA-CREF FUNDS - Core Impact Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$7,214,100	g	Sunnova Helios VII Issuer LLC	2.030%	10/20/48	$6,657,497
		Series - 2021 C (Class A)
4,045,417	g	Sunnova Helios VIII Issuer LLC	2.790	02/22/49	3,871,493
		Series - 2022 A (Class A)
5,318,043	g	Sunrun Athena Issuer LLC	5.310	04/30/49	5,466,697
		Series - 2018 1 (Class A)
6,789,618	g	Sunrun Atlas Issuer LLC	3.610	02/01/55	6,654,262
		Series - 2019 2 (Class A)
14,945,257	g	Sunrun Callisto Issuer LLC	3.980	06/30/54	14,703,526
		Series - 2019 1A (Class A)
6,035,340	g	Sunrun Callisto Issuer LLC	2.270	01/30/57	5,494,116
		Series - 2021 2A (Class A)
9,549,966	g	Sunrun Vulcan Issuer LLC	2.460	01/30/52	8,798,006
		Series - 2021 1A (Class A)
10,178,769	g	TES LLC	4.330	10/20/47	10,030,283
		Series - 2017 1A (Class A)
3,500,000	g	TES LLC	7.740	10/20/47	3,469,931
		Series - 2017 1A (Class B)
4,248,770	g	TES LLC	4.120	02/20/48	4,236,882
		Series - 2017 2A (Class A)
2,095,068	g	Tesla Auto Lease Trust	2.160	10/20/22	2,097,755
		Series - 2019 A (Class A3)
4,125,000	g	Tesla Auto Lease Trust	2.200	11/21/22	4,131,896
		Series - 2019 A (Class A4)
1,650,000	g	Tesla Auto Lease Trust	5.480	05/22/23	1,666,551
		Series - 2019 A (Class E)
1,000,000	g	Tesla Auto Lease Trust	2.330	02/20/24	993,947
		Series - 2020 A (Class D)
6,650,000	g	Tesla Auto Lease Trust	0.660	03/20/25	6,404,363
		Series - 2021 A (Class A4)
10,250,000	g	Tesla Auto Lease Trust	1.340	03/20/25	9,912,827
		Series - 2021 A (Class D)
4,500,000	g	Tesla Auto Lease Trust	0.600	09/22/25	4,344,653
		Series - 2021 B (Class A3)
7,000,000	g	Tesla Auto Lease Trust	1.320	09/22/25	6,636,059
		Series - 2021 B (Class D)
9,500,000		Toyota Auto Receivables Owner Trust	0.260	11/17/25	9,186,988
		Series - 2021 B (Class A3)
9,900,000		Toyota Auto Receivables Owner Trust	0.530	10/15/26	9,268,922
		Series - 2021 B (Class A4)
573,339	g	Tricon American Homes Trust	2.928	01/17/36	569,116
		Series - 2017 SFR2 (Class A)
100,000	g	Tricon American Homes Trust	3.275	01/17/36	99,031
		Series - 2017 SFR2 (Class B)
325,000	g	Tricon American Homes Trust	2.049	07/17/38	300,093
		Series - 2020 SFR1 (Class B)
5,415,672	g	Vivint Colar Financing V LLC	4.730	04/30/48	5,434,730
		Series - 2018 1A (Class A)
9,431,813	g	Vivint Colar Financing V LLC	7.370	04/30/48	9,463,866
		Series - 2018 1A (Class B)
4,684,078	g	Vivint Solar Financing VII LLC	2.210	07/31/51	4,221,641
		Series - 2020 1A (Class A)
		TOTAL ASSET BACKED			324,808,366

235

TIAA-CREF FUNDS - Core Impact Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

OTHER MORTGAGE BACKED - 7.3%
$2,165,000	g,i	20 Times Square Trust		3.100%	05/15/35	$2,121,248
		Series - 2018 20TS (Class B)
13,321	g,i	Agate Bay Mortgage Trust		3.500	09/25/45	13,225
		Series - 2015 6 (Class A9)
4,075,000	g,i	Alen Mortgage Trust	LIBOR 1 M + 2.250%	2.647	04/15/34	3,980,441
		Series - 2021 ACEN (Class C)
629,217		Banc of America Commercial Mortgage Trust		3.019	07/15/49	628,487
		Series - 2016 UB10 (Class ASB)
5,000,000	g	BANK		2.500	10/17/52	3,989,170
		Series - 2019 BN21 (Class D)
6,500,000	i	BANK		3.517	10/17/52	6,017,363
		Series - 2019 BN21 (Class C)
2,000,000		BANK		3.203	12/15/52	1,934,032
		Series - 2019 BN23 (Class AS)
2,500,000	i	BANK		2.918	12/15/53	2,167,110
		Series - 2020 BN30 (Class MCDE)
8,000,000	i	BANK		3.461	11/15/62	7,580,883
		Series - 2019 BN22 (Class C)
5,750,000	g	BBCMS Trust		3.593	09/15/32	5,742,354
		Series - 2015 MSQ (Class A)
200,000	g	BBCMS Trust		4.197	08/10/35	204,263
		Series - 2015 SRCH (Class A2)
3,000,000	g,i	BBCMS Trust		3.688	02/15/53	2,857,130
		Series - 2020 C6 (Class F5TA)
1,000,000		Benchmark Mortgage Trust		3.419	08/15/52	981,618
		Series - 2019 B12 (Class AS)
5,500,000	g,i	Benchmark Mortgage Trust		3.899	03/15/62	5,238,520
		Series - 2019 B10 (Class 3CCA)
5,200,000	g	BMO 360A		3.776	02/15/42	5,167,653
		Series - 2022 C1 (Class 360A)
3,500,000	g,i	BMO 360C		3.939	02/15/42	3,268,965
		Series - 2022 C1 (Class 360C)
2,294,153	g,i	BX Commercial Mortgage Trust	LIBOR 1 M + 0.920%	1.317	10/15/36	2,284,163
		Series - 2019 XL (Class A)
4,250,000	g,i	BX Commercial Mortgage Trust	LIBOR 1 M + 1.250%	1.647	10/15/36	4,211,247
		Series - 2019 XL (Class C)
10,955,194	g,i	BX Commercial Mortgage Trust	LIBOR 1 M + 1.197%	1.594	10/15/38	10,693,854
		Series - 2021 XL2 (Class C)
12,000,000	g,i	BX TRUST		2.141	01/17/39	11,805,463
		Series - 2022 AHP (Class B)
2,901,500	g,i	CCRC Affordable Multifamily Housing Mortgage Trust		5.706	06/25/34	3,074,586
		Series - 2017 Q005 (Class B)
2,000,000	i	CD Mortgage Trust		3.879	11/10/49	1,937,793
		Series - 2016 CD2 (Class B)
5,000,000	i	Citigroup Commercial Mortgage Trust		3.758	04/10/48	4,948,555
		Series - 2015 GC29 (Class B)
4,000,000		Citigroup Commercial Mortgage Trust		3.300	11/10/52	3,906,479
		Series - 2019 GC43 (Class AS)
5,000,000		Citigroup Commercial Mortgage Trust		3.018	08/10/56	4,793,931
		Series - 2019 GC41 (Class AS)
44,336	i	Citigroup Mortgage Loan Trust	LIBOR 1 M + 0.750%	1.207	01/25/36	44,270
		Series - 2006 WFH1 (Class M4)

236

TIAA-CREF FUNDS - Core Impact Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$5,341,000	g,i	Cityline Commercial Mortgage Trust	2.778%	11/10/31	$5,289,168
		Series - 2016 CLNE (Class A)
3,315,000	g	COMM Mortgage Trust	4.353	08/10/30	3,349,826
		Series - 2013 300P (Class A1)
4,125,000	g	COMM Mortgage Trust	3.376	01/10/39	3,986,563
		Series - 2022 HC (Class C)
2,000,000		COMM Mortgage Trust	4.701	03/10/47	2,019,045
		Series - 2014 UBS2 (Class B)
2,000,000	i	COMM Mortgage Trust	4.703	08/10/47	2,017,349
		Series - 2014 CR19 (Class B)
1,000,000	g,i	COMM Mortgage Trust	4.705	08/10/47	939,425
		Series - 2014 CR19 (Class D)
403,464		COMM Mortgage Trust	3.040	02/10/48	405,320
		Series - 2015 LC19 (Class ASB)
3,500,000	g,i	COMM Mortgage Trust	4.106	03/10/48	3,290,829
		Series - 2015 CR22 (Class D)
2,000,000	i	COMM Mortgage Trust	4.288	05/10/48	1,861,223
		Series - 2015 CR23 (Class D)
360,000	i	COMM Mortgage Trust	3.463	08/10/48	323,995
		Series - 2015 CR24 (Class D)
2,250,000		COMM Mortgage Trust	3.263	08/15/57	2,183,245
		Series - 2019 GC44 (Class AM)
6,000,000	g,i	Commercial Mortgage Pass Through Certificates	3.896	01/10/39	5,792,190
		Series - 2022 HC (Class D)
1,870,000	g,i	Connecticut Avenue Securities	3.399	11/25/41	1,734,324
		Series - 2021 R02 (Class 2B1)
565,000	g,i	Connecticut Avenue Securities Trust	1.649	10/25/41	545,834
		Series - 2021 R01 (Class 1M2)
1,770,000	g,i	Connecticut Avenue Securities Trust	1.749	12/25/41	1,675,417
		Series - 2021 R03 (Class 1M2)
2,040,000	g,i	Connecticut Avenue Securities Trust	2.849	12/25/41	1,846,840
		Series - 2021 R03 (Class 1B1)
6,070,000	g,i	Connecticut Avenue Securities Trust	3.599	03/25/42	6,134,743
		Series - 2022 R03 (Class 1M2)
78,891	i	Countrywide Home Loan Mortgage Pass Through Trust	2.529	11/20/34	80,069
		Series - 2004 HYB6 (Class A2)
14,000,000	g	CPT Mortgage Trust	2.865	11/13/39	13,210,896
		Series - 2019 CPT (Class A)
2,500,000	g,i	CPT Mortgage Trust	2.997	11/13/39	2,278,133
		Series - 2019 CPT (Class C)
2,000,000	g,i	CPT Mortgage Trust	2.997	11/13/39	1,706,288
		Series - 2019 CPT (Class E)
5,000,000	g,i	Credit Suisse Commercial Mortgage Trust	3.728	11/10/32	4,907,044
		Series - 2017 CALI (Class B)
310,709	g,i	Credit Suisse Commercial Mortgage Trust	3.500	02/25/48	305,294
		Series - 2018 J1 (Class A11)
3,360,285	g,i	Credit Suisse Mortgage Capital Certificates	2.405	10/25/66	3,201,674
		Series - 2021 NQM8 (Class A3)
3,600,000	g,i	CSAIL Commercial Mortgage Trust	3.677	06/15/37	3,251,176
		Series - 2017 C8 (Class 85BB)
1,600,000	g,i	CSMC Series	3.388	10/25/59	1,540,516
		Series - 2019 NQM1 (Class M1)
1,824,549	g,i	CSMC Trust	3.500	02/25/48	1,792,752
		Series - 2018 J1 (Class A2)

237

TIAA-CREF FUNDS - Core Impact Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$3,440,000	g,i	DBUBS Mortgage Trust		3.530%	10/10/34	$3,313,004
		Series - 2017 BRBK (Class D)
102,725,000	g,i	DOLP Trust		0.665	05/10/41	4,700,973
		Series - 2021 NYC (Class X)
12,500,000	g,i	ELP Commercial Mortgage Trust	LIBOR 1 M + 1.320%	1.717	11/15/38	12,233,826
		Series - 2021 ELP (Class C)
7,500,000	g,i	ELP Commercial Mortgage Trust	LIBOR 1 M + 2.118%	2.515	11/15/38	7,259,897
		Series - 2021 ELP (Class E)
146,415	i	Fieldstone Mortgage Investment Trust	LIBOR 1 M + 0.735%	1.192	12/25/35	145,177
		Series - 2005 2 (Class M2)
271,069	g,i	Flagstar Mortgage Trust		4.048	10/25/47	270,294
		Series - 2017 2 (Class B3)
18,931	g,i	Flagstar Mortgage Trust		4.000	09/25/48	18,984
		Series - 2018 5 (Class A11)
1,322,138	g,i	Flagstar Mortgage Trust		2.500	04/25/51	1,206,497
		Series - 2021 2 (Class A4)
4,105,435	g,i	Flagstar Mortgage Trust		2.500	06/01/51	3,745,491
		Series - 2021 4 (Class A21)
13,268,071	g,i	Flagstar Mortgage Trust		3.000	10/25/51	12,592,235
		Series - 2021 10IN (Class A1)
7,200,000		Freddie Mac Multiclass Certificates Series		1.878	01/25/31	6,793,368
		Series - 2021 P009 (Class A2)
2,892,705		Freddie Mac Multiclass Certificates Series		1.204	09/25/31	2,674,511
		Series - 2021 P011 (Class A1)
6,778,008		Freddie Mac Multifamily ML Certificates		1.877	07/25/37	5,944,466
		Series - 2021 ML08 (Class )
40,175,891	†,i	Freddie Mac Multifamily ML Certificates		1.769	11/25/37	5,945,883
		Series - 2021 ML08 (Class XCA)
3,207,892		Freddie Mac Multifamily ML Certificates		1.896	11/25/37	2,772,873
		Series - 2021 ML08 (Class )
9,971,409		Freddie Mac Multifamily ML Certificates		2.340	07/25/41	9,165,928
		Series - 2021 ML12 (Class AUS)
4,070,845		Freddie Mac Multifamily Structured Pass Through Certificates		1.555	01/25/36	3,727,867
		Series - 2020 Q014 (Class A1)
10,000,000		Freddie Mac Multifamily Variable Rate Certificate		3.150	10/15/36	10,011,511
		Series - 2022 M068 (Class A)
6,123,632		Freddie Mac Multifamily Variable Rate Certificate		1.761	09/15/38	5,756,832
		Series - 2020 M061 (Class A)
3,295,000	g,i	Freddie Mac STACR REMIC Trust		1.749	01/25/34	3,241,518
		Series - 2021 DNA5 (Class M2)
2,590,000	g,i	Freddie Mac STACR REMIC Trust		2.599	01/25/42	2,421,182
		Series - 2022 DNA1 (Class M2)
2,500,000	g,i	GCT Commercial Mortgage Trust	LIBOR 1 M + 1.250%	1.647	02/15/38	2,454,645
		Series - 2021 GCT (Class B)
2,188,000	g,i	GS Mortgage Securities Corp II		4.577	03/10/33	2,181,565
		Series - 2018 GS10 (Class WLSB)
1,500,000	g,i	GS Mortgage Securities Trust	LIBOR 1 M + 1.090%	1.490	10/15/31	1,477,292
		Series - 2018 HART (Class A)
93,000	i	GS Mortgage Securities Trust		3.958	11/10/49	86,142
		Series - 2016 GS4 (Class C)
238

TIAA-CREF FUNDS - Core Impact Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$45,371	g,i	GS Mortgage-Backed Securities Corp Trust		4.000%	11/25/49	$45,434
		Series - 2019 PJ2 (Class A1)
118,712	g,i	GS Mortgage-Backed Securities Corp Trust		4.000	11/25/49	118,875
		Series - 2019 PJ2 (Class A4)
1,223,394	g,i	GS Mortgage-Backed Securities Corp Trust		3.500	07/25/50	1,217,184
		Series - 2020 PJ2 (Class A4)
497,644	g,i	GS Mortgage-Backed Securities Corp Trust		3.000	01/25/51	484,727
		Series - 2020 PJ4 (Class A4)
387,898	i	GS Mortgage-Backed Securities Corp Trust		3.000	03/27/51	374,153
		Series - 2020 PJ5 (Class A4)
946,974	g,i	GS Mortgage-Backed Securities Corp Trust		2.500	05/25/51	871,300
		Series - 2020 PJ6 (Class A4)
2,587,670	g,i	GS Mortgage-Backed Securities Corp Trust		2.500	10/25/51	2,362,841
		Series - 2021 PJ5 (Class A4)
5,374,442	g,i	GS Mortgage-Backed Securities Corp Trust		3.000	06/25/52	5,063,735
		Series - 2022 PJ2 (Class A36)
496,534	g,i	GS Mortgage-Backed Securities Trust		3.669	05/25/50	479,765
		Series - 2020 PJ1 (Class B2)
1,093,711	g,i	GS Mortgage-Backed Securities Trust		2.500	07/25/51	998,881
		Series - 2021 PJ2 (Class A4)
4,608,706	g,i	GS Mortgage-Backed Securities Trust		2.500	01/25/52	4,209,108
		Series - 2021 PJ8 (Class A4)
9,855,730	g,i	GS Mortgage-Backed Securities Trust		2.500	01/25/52	8,993,206
		Series - 2021 PJ7 (Class A4)
7,790,062	g,i	GS MortSecurities Trust		2.500	11/25/51	7,105,744
		Series - 2021 PJ6 (Class A4)
249,199	i	HarborView Mortgage Loan Trust	LIBOR 1 M + 0.620%	1.069	08/19/45	245,302
		Series - 2005 11 (Class 2A1A)
3,500,000	g	Hudson Yards Mortgage Trust		2.835	08/10/38	3,378,643
		Series - 2016 10HY (Class A)
2,500,000	g,i	Hudson Yards Mortgage Trust		2.977	08/10/38	2,323,429
		Series - 2016 10HY (Class E)
2,500,000	g,i	Hudson Yards Mortgage Trust		2.977	08/10/38	2,422,110
		Series - 2016 10HY (Class B)
5,750,000	g,i	Hudson Yards Mortgage Trust		2.977	08/10/38	5,484,448
		Series - 2016 10HY (Class C)
11,650,000	g,i	Hudson Yards Mortgage Trust		3.443	07/10/39	10,823,206
		Series - 2019 30HY (Class D)
5,000,000	g,i	Hudson Yards Mortgage Trust		2.943	12/10/41	4,323,753
		Series - 2019 55HY (Class E)
1,500,000	g,i	Hudson Yards Mortgage Trust		2.943	12/10/41	1,341,034
		Series - 2019 55HY (Class D)
2,500,000	g,i	Hudson Yards Mortgage Trust		2.943	12/10/41	2,091,453
		Series - 2019 55HY (Class F)
12,235	i	Impac CMB Trust	LIBOR 1 M + 0.660%	1.117	03/25/35	12,345
		Series - 2004 11 (Class 2A1)
440,000	g,i	Imperial Fund Mortgage Trust		3.531	10/25/55	422,236
		Series - 2020 NQM1 (Class M1)
4,000,000	g,i	J.P. Morgan Chase Commercial Mortgage Securities Trust	LIBOR 1 M + 1.370%	1.767	10/15/33	3,929,591
		Series - 2020 609M (Class A)
239

TIAA-CREF FUNDS - Core Impact Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$1,600,000	g,i	JP Morgan Chase Commercial Mortgage Securities Corp		4.077%	01/15/46	$1,572,177
		Series - 2013 C13 (Class D)
2,159,762	g,i	JP Morgan Mortgage Trust	LIBOR 1 M - 0.000%	2.102	12/25/44	2,190,725
		Series - 2015 1 (Class B1)
15,143	g,i	JP Morgan Mortgage Trust		3.500	05/25/45	14,863
		Series - 2015 3 (Class A19)
242,826	g,i	JP Morgan Mortgage Trust		3.500	10/25/45	233,825
		Series - 2015 6 (Class A13)
183,512	g,i	JP Morgan Mortgage Trust		3.500	05/25/46	181,150
		Series - 2016 1 (Class A13)
68,662	g,i	JP Morgan Mortgage Trust		3.500	05/25/47	67,224
		Series - 2017 2 (Class A13)
437,461	g,i	JP Morgan Mortgage Trust		3.500	09/25/48	421,423
		Series - 2018 3 (Class A13)
1,212,197	g,i	JP Morgan Mortgage Trust		3.500	10/25/48	1,174,550
		Series - 2018 5 (Class A13)
235,142	g,i	JP Morgan Mortgage Trust		3.500	10/25/48	231,889
		Series - 2018 4 (Class A13)
795,582	g,i	JP Morgan Mortgage Trust		3.050	10/26/48	798,430
		Series - 2017 5 (Class A2)
70,760	g,i	JP Morgan Mortgage Trust		4.000	01/25/49	70,861
		Series - 2018 8 (Class A13)
99,485	g,i	JP Morgan Mortgage Trust		4.000	02/25/49	99,628
		Series - 2018 9 (Class A13)
99,013	g,i	JP Morgan Mortgage Trust		4.000	05/25/49	99,228
		Series - 2019 1 (Class A3)
159,235	g,i	JP Morgan Mortgage Trust		4.000	05/25/49	159,582
		Series - 2019 1 (Class A15)
640,938	g,i	JP Morgan Mortgage Trust		4.629	09/25/49	623,970
		Series - 2019 3 (Class B1)
499,335	g,i	JP Morgan Mortgage Trust	LIBOR 1 M + 0.950%	1.407	10/25/49	500,367
		Series - 2019 INV1 (Class A11)
869,474	g,i	JP Morgan Mortgage Trust		3.864	06/25/50	846,346
		Series - 2020 1 (Class B2)
4,208,142	g,i	JP Morgan Mortgage Trust		2.500	10/25/51	3,843,064
		Series - 2021 6 (Class A15)
2,191,353	g,i	JP Morgan Mortgage Trust		2.500	11/25/51	2,001,308
		Series - 2021 7 (Class A15)
2,761,210	g,i	JP Morgan Mortgage Trust		2.500	12/25/51	2,522,048
		Series - 2021 8 (Class A15)
1,120,049	g,i	JP Morgan Mortgage Trust		2.500	12/25/51	1,022,835
		Series - 2021 10 (Class A15)
3,870,322	g,i	JP Morgan Mortgage Trust		2.500	01/25/52	3,533,236
		Series - 2021 11 (Class A15)
1,082,697	g,i	JP Morgan Mortgage Trust		2.500	02/25/52	988,584
		Series - 2021 12 (Class A15)
1,833,571	g,i	JP Morgan Mortgage Trust		2.500	05/25/52	1,673,619
		Series - 2021 14 (Class A15)
5,698,870	g,i	JP Morgan Mortgage Trust		2.500	06/25/52	5,202,299
		Series - 2021 15 (Class A15)
240

TIAA-CREF FUNDS - Core Impact Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$2,118,919	g,i	JP Morgan Mortgage Trust		3.000%	08/25/52	$1,997,745
		Series - 2022 2 (Class A25)
2,400,000	i	JPMBB Commercial Mortgage Securities Trust		4.480	09/15/47	2,329,311
		Series - 2014 C23 (Class C)
775,421	g	Ladder Capital Commercial Mortgage Securities		3.575	02/15/36	769,153
		Series - 2013 GCP (Class A1)
10,000,000	g	Liberty Street Trust		3.597	02/10/36	9,928,457
		Series - 2016 225L (Class A)
4,000,000	g,i	MAD Mortgage Trust		2.976	08/15/34	3,914,172
		Series - 2017 330M (Class A)
2,350,000	g,i	Manhattan West		2.335	09/10/39	2,086,326
		Series - 2020 1MW (Class D)
2,250,000	g,i	MFT Trust		3.283	08/10/40	1,894,881
		Series - 2020 B6 (Class B)
359,127		Morgan Stanley Bank of America Merrill Lynch Trust		3.069	02/15/48	360,352
		Series - 2015 C20 (Class ASB)
425,000	g,i	Morgan Stanley Capital I Trust	LIBOR 1 M + 0.700%	1.097	11/15/34	422,985
		Series - 2017 CLS (Class A)
3,300,000	g,i	Morgan Stanley Capital I Trust		2.428	04/05/42	3,052,089
		Series - 2020 CNP (Class A)
106,067	†,i	Morgan Stanley Capital I Trust		5.674	12/12/49	56,532
		Series - 2007 IQ16 (Class AJFX)
1,250,092	g,i	Morgan Stanley Residential Mortgage Loan Trust		2.500	07/25/51	1,192,741
		Series - 2021 4 (Class A4)
3,764,350	g,i	Morgan Stanley Residential Mortgage Loan Trust		2.500	08/25/51	3,438,790
		Series - 2021 5 (Class A9)
3,859,181	g,i	Morgan Stanley Residential Mortgage Loan Trust		2.500	09/25/51	3,684,447
		Series - 2021 6 (Class A4)
2,418,556	g,i	Morgan Stanley Residential Mortgage Loan Trust		2.500	09/25/51	2,209,581
		Series - 2021 6 (Class A9)
1,500,000	g,i	MSDB Trust		3.316	07/11/39	1,468,027
		Series - 2017 712F (Class A)
3,450,000	g,i	Natixis Commercial Mortgage Securities Trust		3.790	11/15/32	3,448,419
		Series - 2018 285M (Class A)
4,250,000	g,i	Natixis Commercial Mortgage Securities Trust	LIBOR 1 M + 2.200%	2.597	07/15/36	4,217,213
		Series - 2019 MILE (Class C)
4,000,000	g,i	Natixis Commercial Mortgage Securities Trust	LIBOR 1 M + 4.250%	4.647	07/15/36	3,860,467
		Series - 2019 MILE (Class F)
546,759	g,i	New Residential Mortgage Loan Trust		2.797	09/25/59	542,906
		Series - 2019 NQM4 (Class A3)
425,000	g,i	New Residential Mortgage Loan Trust		2.986	09/25/59	404,273
		Series - 2019 NQM4 (Class M1)
74,075	i	New York Mortgage Trust	LIBOR 1 M + 0.480%	0.937	02/25/36	74,250
		Series - 2005 3 (Class A1)
4,972,407	g,i	OBX Trust		2.500	07/25/51	4,535,059
		Series - 2021 J2 (Class A19)
241

TIAA-CREF FUNDS - Core Impact Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$333,333	g,i	OBX Trust	LIBOR 1 M + 0.650%	1.107%	06/25/57	$329,205
		Series - 2018 1 (Class A2)
1,435,461	g,i	Oceanview Mortgage Trust		2.500	05/25/51	1,310,641
		Series - 2021 1 (Class A19)
14,500,000	g	One Bryant Park Trust		2.516	09/15/54	13,410,761
		Series - 2019 OBP (Class A)
2,750,000	g	One Market Plaza Trust		3.614	02/10/32	2,737,059
		Series - 2017 1MKT (Class A)
8,216	g	Prima Capital CRE Securitization Ltd		2.550	08/24/49	8,216
		Series - 2015 4A (Class MR-A)
218,592	g,i	Sequoia Mortgage Trust		3.500	05/25/45	213,591
		Series - 2015 2 (Class A1)
59,521	g,i	Sequoia Mortgage Trust		3.500	06/25/46	58,551
		Series - 2016 1 (Class A19)
168,192	g,i	Sequoia Mortgage Trust		3.500	04/25/47	163,822
		Series - 2017 3 (Class A19)
21,884	g,i	Sequoia Mortgage Trust		3.500	09/25/47	21,541
		Series - 2017 6 (Class A19)
221,296	g,i	Sequoia Mortgage Trust		3.740	09/25/47	213,937
		Series - 2017 6 (Class B1)
105,330	g,i	Sequoia Mortgage Trust		3.500	02/25/48	103,747
		Series - 2018 2 (Class A1)
34,877	g,i	Sequoia Mortgage Trust		3.500	02/25/48	34,339
		Series - 2018 2 (Class A19)
16,212	g,i	Sequoia Mortgage Trust		3.500	03/25/48	16,034
		Series - 2018 3 (Class A1)
29,604	g,i	Sequoia Mortgage Trust		4.000	09/25/48	29,646
		Series - 2018 7 (Class A19)
345,811	g,i	Sequoia Mortgage Trust		4.000	06/25/49	346,143
		Series - 2019 2 (Class A1)
43,404	g,i	Sequoia Mortgage Trust		4.000	06/25/49	43,446
		Series - 2019 2 (Class A19)
330,869	g,i	Sequoia Mortgage Trust		3.500	11/25/49	318,000
		Series - 2019 4 (Class A1)
369,397	g,i	Sequoia Mortgage Trust		3.500	12/25/49	364,850
		Series - 2019 5 (Class A1)
207,422	g,i	Sequoia Mortgage Trust		3.500	12/25/49	204,808
		Series - 2019 5 (Class A19)
995,387	g,i	Sequoia Mortgage Trust		3.500	03/25/50	977,350
		Series - 2020 2 (Class A1)
1,159,107	g,i	Sequoia Mortgage Trust		3.000	04/25/50	1,117,280
		Series - 2020 3 (Class A19)
2,374,919	g,i	Sequoia Mortgage Trust		2.500	06/25/51	2,162,105
		Series - 2021 4 (Class A19)
517,507	g,i	Shellpoint Co-Originator Trust		3.500	10/25/47	507,753
		Series - 2017 2 (Class A1)
14,150,000	g	SLG Office Trust		2.585	07/15/41	13,155,755
		Series - 2021 OVA (Class A)
2,745,000	g,i	Structured Agency Credit Risk Debt Note (STACR)		2.199	10/25/33	2,681,976
		Series - 2021 DNA3 (Class M2)
242

TIAA-CREF FUNDS - Core Impact Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$66,739	g,i	STACR	3.724%	02/25/48	$66,521
		Series - 2018 SPI1 (Class M2)
4,000,000	g	SUMIT Mortgage Trust	2.789	02/12/41	3,805,205
		Series - 2022 BVUE (Class A)
1,700,000	g,i	Verus Securitization Trust	3.139	07/25/59	1,698,627
		Series - 2019 3 (Class M1)
925,000	g,i	Verus Securitization Trust	3.207	11/25/59	920,315
		Series - 2019 4 (Class M1)
638,244	g	Verus Securitization Trust	1.733	05/25/65	622,271
		Series - 2020 5 (Class A3)
3,723,754	g,i	Verus Securitization Trust	2.240	10/25/66	3,511,957
		Series - 2021 7 (Class A3)
2,711,000	g	VNDO Trust	3.805	01/10/35	2,713,969
		Series - 2016 350P (Class A)
3,000,000	g,i	VNDO Trust	3.903	01/10/35	2,972,378
		Series - 2016 350P (Class B)
652,616		Wells Fargo Commercial Mortgage Trust	2.514	08/15/49	644,655
		Series - 2016 BNK1 (Class ASB)
591,034		Wells Fargo Commercial Mortgage Trust	3.185	03/15/59	590,302
		Series - 2016 C33 (Class ASB)
38,735	g,i	Wells Fargo Mortgage Backed Securities Trust	4.000	04/25/49	38,717
		Series - 2019 2 (Class A17)
338,589	g,i	Wells Fargo Mortgage Backed Securities Trust	3.000	07/25/50	325,342
		Series - 2020 4 (Class A17)
5,193,188	g,i	Wells Fargo Mortgage Backed Securities Trust	2.500	06/25/51	4,739,018
		Series - 2021 2 (Class A17)
943,000		WFRBS Commercial Mortgage Trust	3.311	03/15/45	945,954
		Series - 2013 C11 (Class AS)
650,000	i	WFRBS Commercial Mortgage Trust	4.862	12/15/46	631,920
		Series - 2013 C18 (Class C)
163,434	g,i	WinWater Mortgage Loan Trust	3.910	06/20/44	163,451
		Series - 2014 1 (Class B4)
		TOTAL OTHER MORTGAGE BACKED			505,409,010

		TOTAL STRUCTURED ASSETS			830,217,376
		(Cost $879,023,604)

		TOTAL BONDS			6,692,905,461
		(Cost $7,009,568,883)

SHARES		COMPANY

PREFERRED STOCKS - 0.7%

BANKS - 0.2%
490,000		First Republic Bank			10,172,400
		TOTAL BANKS			10,172,400

243

TIAA-CREF FUNDS - Core Impact Bond Fund

SHARES	COMPANY	RATE	MATURITY DATE	VALUE

REAL ESTATE - 0.3%
400,000	Brookfield Property Partners LP			$8,224,000
695,000	Brookfield Property Partners LP			14,650,600
	TOTAL REAL ESTATE			22,874,600

UTILITIES - 0.2%
490,000	Brookfield Infrastructure Partners LP			10,079,300
308,000	Brookfield Renewable Partners LP			6,979,280
	TOTAL UTILITIES			17,058,580

	TOTAL PREFERRED STOCKS			50,105,580
	(Cost $59,575,000)

PRINCIPAL	ISSUER

SHORT-TERM INVESTMENTS - 14.2%

GOVERNMENT AGENCY DEBT - 10.1%
$5,000,000	Federal Agricultural Mortgage Corp (FAMC)	0.000%	05/03/22	4,999,111
8,000,000	Federal Farm Credit Bank (FFCB)	0.000	04/11/22	7,999,622
20,000,000	FFCB	0.000	04/26/22	19,997,641
18,000,000	FFCB	0.000	05/02/22	17,993,505
10,000,000	FFCB	0.000	05/04/22	9,996,159
11,000,000	FFCB	0.000	05/17/22	10,994,111
13,750,000	FFCB	0.000	05/27/22	13,741,038
7,984,000	FFCB	0.000	06/16/22	7,973,589
10,000,000	FFCB	0.000	07/19/22	9,977,042
11,186,000	FFCB	0.000	07/22/22	11,159,682
19,230,000	FFCB	0.000	09/01/22	19,144,823
10,000,000	FFCB	0.000	09/13/22	9,952,240
10,000,000	FFCB	0.000	09/23/22	9,949,353
35,000,000	Federal Home Loan Bank (FHLB)	0.000	04/01/22	35,000,000
29,110,000	FHLB	0.000	04/05/22	29,109,451
18,000,000	FHLB	0.000	04/06/22	17,999,575
10,000,000	FHLB	0.000	04/07/22	9,999,717
32,500,000	FHLB	0.000	04/08/22	32,498,926
49,000,000	FHLB	0.000	04/18/22	48,996,067
25,610,000	FHLB	0.000	04/22/22	25,607,463
13,500,000	FHLB	0.000	04/27/22	13,498,344
10,000,000	FHLB	0.000	05/02/22	9,996,392
10,280,000	FHLB	0.000	05/04/22	10,276,051
20,283,000	FHLB	0.000	05/05/22	20,274,973
10,000,000	FHLB	0.000	05/06/22	9,995,926
25,000,000	FHLB	0.000	05/11/22	24,988,360
14,600,000	FHLB	0.000	05/13/22	14,592,863
20,000,000	FHLB	0.000	05/18/22	19,989,059
25,000,000	FHLB	0.000	05/23/22	24,984,870
25,000,000	FHLB	0.000	05/24/22	24,984,579
12,780,000	FHLB	0.000	05/25/22	12,771,968
25,000,000	FHLB	0.000	05/27/22	24,983,744
10,000,000	FHLB	0.000	06/06/22	9,988,675
10,000,000	FHLB	0.000	06/17/22	9,986,789
20,000,000	FHLB	0.000	06/30/22	19,969,120
30,000,000	FHLB	0.000	07/07/22	29,938,861
15,000,000	FHLB	0.000	07/15/22	14,966,912
244

TIAA-CREF FUNDS - Core Impact Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$10,300,000		FHLB	0.000%	07/19/22	$10,276,415
20,000,000		FHLB	0.000	08/03/22	19,937,692
8,000,000		FHLB	0.000	08/05/22	7,974,675
7,808,000		Tennessee Valley Authority (TVA)	0.000	04/06/22	7,807,816
		TOTAL GOVERNMENT AGENCY DEBT			695,273,199

REPURCHASE AGREEMENT - 1.9%
132,990,000	r	Fixed Income Clearing Corp (FICC)	0.250	04/01/22	132,990,000
		TOTAL REPURCHASE AGREEMENT			132,990,000

TREASURY DEBT - 1.1%
12,500,000		United States Cash Management Bill	0.000	04/12/22	12,499,466
10,000,000		United States Cash Management Bill	0.000	04/19/22	9,999,306
20,000,000		United States Treasury Bill	0.000	05/12/22	19,995,638
10,000,000		United States Treasury Note	2.250	04/15/22	10,007,487
25,000,000		United States Treasury Note	1.750	05/15/22	25,044,291
		TOTAL TREASURY DEBT			77,546,188

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.1%
78,113,139	c	State Street Navigator Securities Lending Government Money Market Portfolio	0.290		78,113,139
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			78,113,139

		TOTAL SHORT-TERM INVESTMENTS			983,922,526
		(Cost $984,318,448)

		TOTAL INVESTMENTS - 112.1%			7,750,144,819
		(Cost $8,076,897,755)
		OTHER ASSETS & LIABILITIES, NET - (12.1)%			(835,371,002)
		NET ASSETS - 100.0%			$6,914,773,817

CLP	Chilean Peso
EUR	Euro
LIBOR	London Interbank Offered Rate
M	Month
SOFR	Secure Overnight Financing Rate

†	Security is categorized as Level 3 in the fair value hierarchy.
‡	Perpetual security
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $76,462,696.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 3/31/22, the aggregate value of these securities is $1,739,937,876 or 25.2% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
q	In default
r	Agreement with Fixed Income Clearing Corp (FICC), 0.250% dated 3/31/22 to be repurchased at $132,990,000 on 4/1/22, collateralized by Government Agency Securities, with coupon rate 0.125% and maturity date 1/15/32, valued at $135,649,823.
245

TIAA-CREF FUNDS - Core Plus Bond Fund

TIAA-CREF FUNDS

CORE PLUS BOND FUND

SCHEDULE OF INVESTMENTS

March 31, 2022

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE

BANK LOAN OBLIGATIONS - 2.9%

AUTOMOBILES & COMPONENTS - 0.1%
$1,484,418	i	Clarios Global LP	LIBOR 1M + 3.250%	3.707%	04/30/26	$1,464,007
974,923	i	Gates Global LLC	LIBOR 1M + 2.500%	3.250	03/31/27	959,812
		TOTAL AUTOMOBILES & COMPONENTS				2,423,819

BANKS - 0.0%
550,000	i	Amentum Government Services Holdings LLC	SOFR 3M + 4.000%	4.500	02/15/29	543,813
		TOTAL BANKS				543,813

CAPITAL GOODS - 0.1%
2,855,000	h,i	Clydesdale Acquisition Holdings, Inc	LIBOR 1 M + 4.250%	4.750	03/30/29	2,807,407
265,328	i	Penn Engineering & Manufacturing Corp	LIBOR 3M + 2.500%	3.506	06/27/24	262,343
610,696	i	Proampac PG Borrower LLC	LIBOR 3M + 3.750%	4.712	11/03/25	596,192
886,364	i	SRAM LLC	LIBOR 3M + 2.750%	3.258	05/18/28	874,912
1,450,905	i	TransDigm, Inc	LIBOR 1M + 2.250%	2.707	12/09/25	1,425,514
		TOTAL CAPITAL GOODS				5,966,368

COMMERCIAL & PROFESSIONAL SERVICES - 0.3%
982,500	i	Amentum Government Services Holdings LLC	LIBOR 1M + 3.500%	3.957	01/29/27	968,578
1,009,386	i	CHI Doors Holdings Corp	LIBOR 1M + 3.500%	4.500	07/31/25	996,264
1,910,000	i	Clean Harbors, Inc	LIBOR 1M + 1.750%	2.207	06/28/24	1,897,107
1,004,962	i	GFL Environmental, Inc		3.500	05/31/25	999,937
2,053,126	i	Intrado Corp	LIBOR 3M + 4.000%	5.000	10/10/24	1,869,987
2,500,000	i	Maxar Technologies Ltd	LIBOR 1M + 2.750%	2.870	10/04/24	2,458,025
1,421,714	i	Peraton Corp	LIBOR 1M + 3.750%	4.500	02/01/28	1,409,715
2,238,201	i	Prime Security Services Borrower LLC	LIBOR 3M + 2.750%	3.500	09/23/26	2,219,557
1,910,563	i	Spin Holdco, Inc	LIBOR 3M + 4.000%	4.750	03/04/28	1,893,578
2,310,087	i	Trans Union LLC	LIBOR 1M + 2.250%	2.750	12/01/28	2,289,873
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES				17,002,621

CONSUMER DURABLES & APPAREL - 0.1%
997,500	i	Conair Holdings LLC	LIBOR 3M + 3.750%	4.756	05/17/28	980,044
1,700,000	i	Crocs, Inc	SOFR 3M + 3.500%	4.030	02/20/29	1,655,681
1,481,306	i	Great Outdoors Group LLC	LIBOR 1M + 3.750%	4.500	03/06/28	1,473,899
		TOTAL CONSUMER DURABLES & APPAREL				4,109,624

CONSUMER SERVICES - 0.3%
594,000	i	AlixPartners LLP	LIBOR 1M + 2.750%	3.250	02/04/28	584,068
354,600	i	Caesars Resort Collection LLC	LIBOR 1M + 3.500%	3.957	07/21/25	353,004
1,785,525	i	Carnival Corp	LIBOR 3M + 3.250%	4.000	10/18/28	1,743,119
1,977,429	i	Golden Nugget LLC	LIBOR 1 M + 4.000%	4.500	01/27/29	1,965,070
2,772,000	i	IRB Holding Corp	SOFR 3M + 3.000%	3.750	12/15/27	2,753,511
1,538,304	i	KFC Holding Co	LIBOR 1M + 1.750%	2.218	03/09/28	1,522,598
1,702,294	i	KUEHG Corp	LIBOR 3M + 3.750%	4.756	02/21/25	1,674,104
643,824	i	Life Time, Inc	LIBOR 3M + 4.750%	5.750	12/10/24	639,800
1,913,983	i	Scientific Games International, Inc	LIBOR 1M + 2.750%	3.207	08/14/24	1,905,618
1,201,370	i	Sterling Midco Holdings, Inc	LIBOR 3M + 3.500%	4.500	06/19/24	1,197,370
		TOTAL CONSUMER SERVICES				14,338,262
246

TIAA-CREF FUNDS - Core Plus Bond Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE

DIVERSIFIED FINANCIALS - 0.0%
$368,456	i	Lions Gate Capital Holdings LLC	LIBOR 1M + 2.250%	2.707%	03/24/25	$362,701
371,753	i	Reynolds Group Holdings, Inc	LIBOR 1M + 3.250%	3.707	02/05/26	361,608
		TOTAL DIVERSIFIED FINANCIALS				724,309

ENERGY - 0.0%
775,625	i	ChampionX Holding, Inc	LIBOR 3M + 5.000%	6.000	06/03/27	776,920
637,000	i	Delek US Holdings, Inc	LIBOR 1M + 5.500%	6.500	04/01/25	631,745
482,575	i	DT Midstream, Inc	LIBOR 1M + 2.000%	2.500	06/26/28	481,301
		TOTAL ENERGY				1,889,966

FOOD, BEVERAGE & TOBACCO - 0.1%
1,182,000	i	Chobani LLC	LIBOR 1M + 3.500%	4.500	10/20/27	1,159,838
589,500	i	Froneri US, Inc	LIBOR 1M + 2.250%	2.707	01/29/27	578,028
1,592,854	i	Hearthside Food Solutions LLC	LIBOR 1M + 3.688%	4.145	05/23/25	1,531,879
662,147	i	Triton Water Holdings, Inc	LIBOR 3M + 3.500%	4.506	03/31/28	644,765
		TOTAL FOOD, BEVERAGE & TOBACCO				3,914,510

HEALTH CARE EQUIPMENT & SERVICES - 0.3%
1,485,000	i	ADMI Corp	LIBOR 1M + 3.375%	3.875	12/23/27	1,457,394
204,178	i	Change Healthcare Holdings LLC	LIBOR 1M + 2.500%	3.500	03/01/24	202,800
443,250	i	Da Vinci Purchaser Corp	LIBOR 3M + 4.000%	5.006	01/08/27	440,848
1,311,750	i	Global Medical Response, Inc	LIBOR 1 M + 4.250%	5.250	10/25/25	1,300,679
1,910,563	i	Onex TSG Intermediate Corp	LIBOR 1M + 4.750%	5.500	02/28/28	1,891,457
2,597,237	i	RegionalCare Hospital Partners Holdings, Inc	LIBOR 1M + 3.750%	4.197	11/16/25	2,579,108
2,000,000	i	Select Medical Corp	LIBOR 1M + 2.250%	2.710	03/06/25	1,973,760
3,173,120	i	Surgery Center Holdings, Inc	LIBOR 1M + 3.750%	4.500	09/03/26	3,144,975
		TOTAL HEALTH CARE EQUIPMENT & SERVICES				12,991,021

HOUSEHOLD & PERSONAL PRODUCTS - 0.0%
717,750	i	Energizer Holdings, Inc	LIBOR 1M + 2.250%	2.750	12/16/27	705,189
1,180,184	i	Weber-Stephen Products LLC	LIBOR 1M + 3.250%	4.000	10/29/27	1,141,238
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS				1,846,427

INSURANCE - 0.1%
214,461	i	Acrisure LLC	LIBOR 1M + 3.500%	3.957	02/15/27	211,066
641,775	i	Alliant Holdings Intermediate LLC	LIBOR 1M + 3.500%	4.000	11/05/27	636,872
179,837	i	Asurion LLC	LIBOR 1M + 3.125%	3.582	11/03/23	178,578
1,539,007	i	Asurion LLC	LIBOR 1M + 3.250%	3.707	12/23/26	1,503,733
425,000	i	Asurion LLC	LIBOR 1 M + 5.250%	5.707	01/31/28	416,075
980,080	i	HUB International Ltd	LIBOR 3M + 3.250%	4.000	04/25/25	972,955
1,953,964	i	USI, Inc	LIBOR 3M + 3.000%	4.006	05/16/24	1,939,270
		TOTAL INSURANCE				5,858,549

MATERIALS - 0.1%
1,280,500	i	Asplundh Tree Expert LLC	LIBOR 1M + 1.750%	2.207	09/07/27	1,264,673
660,809	i	Berry Global, Inc	LIBOR 1M + 1.750%	2.071	07/01/26	650,586
663,911	i	Flex Acquisition Co, Inc	LIBOR 3M + 3.500%	4.000	03/02/28	662,198
128,673	i	H.B. Fuller Co	LIBOR 1M + 2.000%	2.449	10/21/24	128,050
769,188	i	Kloeckner Pentaplast of America, Inc	LIBOR 3M + 4.750%	5.554	02/12/26	698,522
247

TIAA-CREF FUNDS - Core Plus Bond Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE

$1,004,534	i	Messer Industries USA, Inc	LIBOR 3M + 2.500%	2.724%	03/01/26	$989,326
344,424	i	Quikrete Holdings, Inc	LIBOR 1M + 2.625%	3.082	02/01/27	335,527
537,309	i	Tamko Building Products, Inc	LIBOR 3M + 3.000%	3.299	05/29/26	525,220
291,490	i	Tronox Finance LLC	LIBOR 3M + 2.250%	3.256	03/10/28	286,937
1,453,371	i	Zekelman Industries, Inc	LIBOR 1M + 2.000%	2.457	01/25/27	1,423,693
		TOTAL MATERIALS				6,964,732

MEDIA & ENTERTAINMENT - 0.5%
1,979,328	i	Altice Financing S.A.	LIBOR 3M + 2.750%	2.989	02/02/26	1,903,995
610,364	i	Arches Buyer, Inc	LIBOR 1M + 3.250%	3.750	12/06/27	599,353
1,209,688	i	Arterra Wines Canada, Inc	LIBOR 3M + 3.500%	4.506	11/19/27	1,195,474
296,250	i	Banijay Group US Holding, Inc	LIBOR 1M + 3.750%	3.991	03/03/25	293,287
197,500	i	Cablevision Lightpath LLC	LIBOR 1M + 3.250%	3.750	11/30/27	194,735
905,677	i	Cirque Du Soleil Holding USA Newco, Inc	LIBOR 3M + 6.000%	7.000	11/24/25	903,576
862,898	i	Cirque Du Soleil Holding USA Newco, Inc	LIBOR 3 M + 1.000%	2.000	11/24/27	855,348
265,665	i	City Brewing Co LLC	LIBOR 3M + 3.500%	4.250	03/31/28	241,755
719,563	i	CNT Holdings I Corp	LIBOR 3M + 3.500%	4.250	11/08/27	714,914
1,840,000	i	Coral-US Co-Borrower LLC	LIBOR 1M + 3.000%	3.397	10/15/29	1,820,073
1,484,561	i	CSC Holdings LLC	LIBOR 1M + 2.250%	2.647	07/17/25	1,457,660
1,000,000	i	Delta 2 Lux Sarl	LIBOR 1M + 2.500%	3.500	02/01/24	994,380
192,033	i	Diamond Sports Group LLC	SOFR 1M + 8.000%	9.000	05/25/26	194,460
977,500	†,i	Diamond Sports Group LLC	LIBOR 1 M + 3.250%	3.545	08/24/26	335,204
764,000	i	DIRECTV Financing LLC	LIBOR 1M + 5.000%	5.750	08/02/27	762,312
1,970,617	i	INEOS US Petrochem LLC	LIBOR 1M + 2.750%	3.250	01/29/26	1,933,175
1,600,000	i	Mozart Borrower LP	LIBOR 1M + 3.250%	3.750	10/23/28	1,583,200
966,583	i	Organon & Co	LIBOR 3M + 3.000%	3.563	06/02/28	960,542
421,811	i	Park River Holdings, Inc	LIBOR 3M + 3.250%	4.000	12/28/27	411,945
1,000,000	i	Phoenix Newco, Inc	LIBOR 1M + 3.500%	4.000	11/15/28	991,790
403,988	i	Radiate Holdco LLC	LIBOR 1 M + 3.250%	4.000	09/25/26	400,101
2,436,085	i	Ryan Specialty Group LLC	LIBOR 1M + 3.000%	3.750	09/01/27	2,415,793
275,000	i	SkyMiles IP Ltd	LIBOR 3M + 3.750%	4.750	10/20/27	283,550
784,617	i	TricorBraun Holdings, Inc	LIBOR 1M + 3.250%	3.750	03/03/28	763,801
1,822,221	i	Univision Communications, Inc	LIBOR 1M + 3.250%	4.000	03/15/26	1,809,320
1,167,110	i	Woof Holdings, Inc	LIBOR 3M + 3.750%	4.678	12/21/27	1,156,898
		TOTAL MEDIA & ENTERTAINMENT				25,176,641

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.1%
618,766	i	Avantor, Inc	LIBOR 1M + 2.250%	2.750	11/08/27	613,129
2,265,209	i	Bausch Health Americas, Inc	LIBOR 1M + 3.000%	3.457	06/02/25	2,244,437
2,287,761	i	Endo Luxembourg Finance Co I Sarl	LIBOR 1M + 5.000%	5.750	03/27/28	2,137,867
1,985,000	i	Jazz Financing Lux Sarl	LIBOR 1M + 3.500%	4.000	05/05/28	1,975,829
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES				6,971,262

REAL ESTATE - 0.0%
1,233,560	i	Cushman & Wakefield plc	LIBOR 1M + 2.750%	3.207	08/21/25	1,215,056
		TOTAL REAL ESTATE				1,215,056

RETAILING - 0.1%
997,500	i	Chariot Buyer LLC	LIBOR 3M + 3.500%	4.506	11/03/28	984,204
611,500	h,i	LS GROUP OPCO ACQUISITIO	LIBOR 3M + 3.250%	4.000	11/02/27	605,385
379,251	i	Men’s Wearhouse LLC	LIBOR 3M + 8.000%	9.000	12/01/25	353,018
497,486	i	PetSmart, Inc	LIBOR 3M + 3.750%	4.500	02/11/28	495,411
1,588,000	i	Resideo Funding, Inc	LIBOR 3M + 2.250%	2.750	02/09/28	1,562,195
1,920,688	i	Staples, Inc	LIBOR 3M + 5.000%	5.317	04/16/26	1,811,247
		TOTAL RETAILING				5,811,460
248

TIAA-CREF FUNDS - Core Plus Bond Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0%
$666,343	i	MKS Instruments, Inc	LIBOR 1M + 1.750%	2.207%	02/02/26	$657,514
1,000,000	h,i	MKS Instruments, Inc	LIBOR 1 M + 2.250%	2.750	10/20/28	990,310
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT				1,647,824

SOFTWARE & SERVICES - 0.3%
500,000	i	Avaya Holdings Corp	LIBOR 1M + 4.250%	4.647	12/15/27	495,875
1,787,631	i	Camelot Finance S.A.	LIBOR 1M + 3.000%	3.457	10/30/26	1,766,036
1,477,041	i	Hyland Software, Inc	LIBOR 1M + 3.500%	4.250	07/01/24	1,467,573
1,750,000	i	Informatica LLC	LIBOR 1M + 2.750%	3.250	10/27/28	1,729,875
1,496,250	i	Magenta Buyer LLC	LIBOR 3M + 5.000%	5.750	07/27/28	1,482,410
2,640,000	h,i	NortonLifeLock, Inc	SOFR + 2.000%	2.500	01/28/29	2,604,809
118,200	i	Presidio Holdings, Inc	LIBOR 3M + 3.500%	3.800	01/22/27	117,314
1,806,727	i	Rackspace Technology Global, Inc	LIBOR 3M + 2.750%	3.500	02/03/28	1,769,943
472,625	i	RealPage, Inc	LIBOR 1M + 3.250%	3.750	04/24/28	466,670
1,006,536	h,i	SS&C Technologies, Inc		2.250	03/22/29	996,259
743,464	h,i	SS&C Technologies, Inc	LIBOR 1 M + 2.250%	2.750	03/22/29	735,873
123,752	i	UKG, Inc	LIBOR 3M + 3.250%	3.750	05/04/26	122,627
		TOTAL SOFTWARE & SERVICES				13,755,264

TECHNOLOGY HARDWARE & EQUIPMENT - 0.1%
1,144,250	i	Ahead DB Holdings LLC	LIBOR 3M + 3.750%	4.760	10/18/27	1,131,091
496,250	i	Ingram Micro, Inc	LIBOR 3M + 3.500%	4.506	06/30/28	491,412
450,000	i	Match Group Holdings II LLC	LIBOR 3M + 1.750%	2.219	02/07/27	440,158
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT				2,062,661

TELECOMMUNICATION SERVICES - 0.1%
987,342	i	CommScope, Inc	LIBOR 1M + 3.250%	3.707	04/06/26	959,775
542,287	i	MLN US Holdco LLC	LIBOR 1M + 4.500%	4.742	11/28/25	520,428
2,968,992	i	SFR Group S.A.	LIBOR 3M + 3.688%	3.927	01/31/26	2,897,558
623,553	i	Zayo Group Holdings, Inc	LIBOR 1M + 3.000%	3.457	03/09/27	606,249
		TOTAL TELECOMMUNICATION SERVICES				4,984,010

TRANSPORTATION - 0.1%
555,000	i	Air Canada	LIBOR 3M + 3.500%	4.250	08/11/28	549,217
750,000	i	American Airlines, Inc	LIBOR 3M + 4.750%	5.500	04/20/28	758,670
378,100	i	CHG Healthcare Services, Inc	LIBOR 3M + 3.500%	5.000	09/29/28	374,202
1,960,000	i	Genesee & Wyoming, Inc	LIBOR 3M + 2.000%	3.006	12/30/26	1,936,108
997,500	i	Gulf Finance LLC	LIBOR 1M + 6.750%	7.750	08/25/26	909,151
475,000	i	Mileage Plus Holdings LLC	LIBOR 3M + 5.250%	6.250	06/18/27	492,219
992,500	i	United Airlines, Inc	LIBOR 3M + 3.750%	4.500	04/21/28	979,270
1,196,736	i	XPO Logistics, Inc	LIBOR 1M + 1.750%	1.992	02/24/25	1,184,517
		TOTAL TRANSPORTATION				7,183,354

UTILITIES - 0.1%
461,795	i	AssuredPartners, Inc	LIBOR 1M + 3.500%	3.957	02/12/27	455,561
1,577,246	i	AssuredPartners, Inc	LIBOR 1M + 3.500%	4.000	02/12/27	1,556,553
553,537	h,i	Covanta Holding Corp	LIBOR 1 M + 2.500%	3.000	11/30/28	550,193
41,463	h,i	Covanta Holding Corp	LIBOR 1 M + 2.500%	3.000	11/30/28	41,213
1,953,279	i	Gopher Resource LLC	LIBOR 1M + 3.250%	4.250	03/06/25	1,765,276
249

TIAA-CREF FUNDS - Core Plus Bond Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE

$723,827	i	Seattle SpinCo, Inc	LIBOR 1M + 2.750%	3.207%	06/21/24	$712,969
582,477	i	Seattle SpinCo, Inc	SOFR 1M + 4.000%	4.500	02/26/27	575,196
427,420	i	Utz Quality Foods LLC	LIBOR 1M + 3.000%	3.457	01/20/28	420,744
		TOTAL UTILITIES				6,077,705

		TOTAL BANK LOAN OBLIGATIONS				153,459,258
		(Cost $155,618,209)

BONDS - 93.0%

CORPORATE BONDS - 39.8%

AUTOMOBILES & COMPONENTS - 0.6%
4,500,000	g	Adient Global Holdings Ltd		4.875	08/15/26	4,282,695
575,000		Dana, Inc		5.375	11/15/27	571,406
350,000		Dana, Inc		5.625	06/15/28	353,675
325,000		Dana, Inc		4.250	09/01/30	297,440
1,000,000		Ford Motor Co		7.450	07/16/31	1,180,000
1,755,000		Ford Motor Co		3.250	02/12/32	1,567,443
4,900,000	g	Gates Global LLC		6.250	01/15/26	4,904,582
3,300,000		General Motors Co		6.125	10/01/25	3,542,621
2,300,000		General Motors Co		5.000	10/01/28	2,398,363
1,350,000		General Motors Co		6.600	04/01/36	1,567,751
3,325,000		General Motors Co		5.200	04/01/45	3,365,487
750,000		General Motors Co		6.750	04/01/46	903,265
1,350,000		Genuine Parts Co		2.750	02/01/32	1,238,850
5,000,000	e	Goodyear Tire & Rubber Co		5.250	04/30/31	4,681,325
250,000	g,o	IHO Verwaltungs GmbH		4.750	09/15/26	245,000
1,450,000		Magna International, Inc		3.625	06/15/24	1,465,508
		TOTAL AUTOMOBILES & COMPONENTS				32,565,411

BANKS - 8.6%
2,000,000	g	Akbank T.A.S.		6.800	02/06/26	1,941,757
2,000,000	g	Akbank T.A.S.		6.797	04/27/28	1,946,860
1,500,000	g	Akbank TAS		6.800	06/22/31	1,407,132
4,000,000		Banco Bilbao Vizcaya Argentaria S.A.		6.500	N/A‡	4,015,000
1,175,000	g	Banco de Credito del Peru		3.125	07/01/30	1,105,675
2,500,000	g	Banco de Credito e Inversiones S.A.		2.875	10/14/31	2,307,650
1,855,000	g	Banco do Brasil S.A.		3.250	09/30/26	1,785,456
1,725,000	g	Banco Industrial S.A.		4.875	01/29/31	1,677,390
3,000,000	g	Banco Internacional del Peru SAA Interbank		4.000	07/08/30	2,880,000
2,400,000		Banco Santander S.A.		1.722	09/14/27	2,167,684
1,905,000		Banco Santander S.A.		3.800	02/23/28	1,874,614
2,200,000		Banco Santander S.A.		7.500	N/A‡	2,282,500
8,800,000		Banco Santander S.A.		4.750	N/A‡	8,113,600
2,000,000		Bancolombia S.A.		3.000	01/29/25	1,945,400
2,000,000		Bancolombia S.A.		4.625	12/18/29	1,925,000
2,600,000	g	Bangkok Bank PCL		3.466	09/23/36	2,343,178
500,000	g	Bangkok Bank PCL		5.000	N/A‡	493,125
2,000,000	g	Banistmo S.A.		4.250	07/31/27	1,945,020
250

TIAA-CREF FUNDS - Core Plus Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE

$4,000,000	g	Bank Hapoalim BM	3.255%	01/21/32	$3,680,000
3,000,000	g	Bank Leumi Le-Israel BM	3.275	01/29/31	2,775,000
19,525,000		Bank of America Corp	0.810	10/24/24	18,890,703
22,795,000		Bank of America Corp	2.592	04/29/31	21,029,903
9,225,000		Bank of America Corp	1.922	10/24/31	8,013,553
3,925,000		Bank of America Corp	2.572	10/20/32	3,566,504
4,750,000		Bank of America Corp	2.972	02/04/33	4,450,716
4,400,000		Bank of America Corp	3.846	03/08/37	4,213,535
5,700,000		Bank of America Corp	2.676	06/19/41	4,812,842
5,000,000		Bank of America Corp	4.375	N/A‡	4,699,000
630,000		Bank of America Corp	6.300	N/A‡	669,973
7,000,000		Bank of America Corp	6.100	N/A‡	7,301,385
3,000,000		Barclays plc	3.932	05/07/25	3,024,406
450,000		Barclays plc	2.279	11/24/27	417,771
2,225,000		Barclays plc	3.330	11/24/42	1,935,256
1,500,000		Barclays plc	4.375	N/A‡	1,321,125
6,855,000		Barclays plc	6.125	N/A‡	7,000,669
1,700,000		Barclays plc	7.750	N/A‡	1,762,109
3,300,000	g	BNP Paribas S.A.	2.819	11/19/25	3,221,986
100,000	g	BNP Paribas S.A.	4.375	05/12/26	101,331
2,150,000	g	BNP Paribas S.A.	1.904	09/30/28	1,924,446
1,800,000	g	BNP Paribas S.A.	2.159	09/15/29	1,601,401
6,600,000	g	BNP Paribas S.A.	2.588	08/12/35	5,729,584
925,000	g	BNP Paribas S.A.	6.625	N/A‡	955,525
1,625,000		Citigroup, Inc	3.875	03/26/25	1,646,345
5,895,000		Citigroup, Inc	3.200	10/21/26	5,848,518
2,805,000		Citigroup, Inc	4.300	11/20/26	2,884,603
695,000		Citigroup, Inc	4.450	09/29/27	716,848
5,325,000		Citigroup, Inc	4.125	07/25/28	5,405,586
3,600,000		Citigroup, Inc	2.666	01/29/31	3,335,369
2,135,000		Citigroup, Inc	2.572	06/03/31	1,955,889
14,225,000		Citigroup, Inc	2.520	11/03/32	12,762,029
7,500,000		Citigroup, Inc	6.300	N/A‡	7,530,000
5,000,000		Citigroup, Inc	6.250	N/A‡	5,221,000
10,000,000		Citigroup, Inc	5.000	N/A‡	9,900,000
1,075,000	g	Cooperatieve Rabobank UA	1.339	06/24/26	1,003,332
4,950,000		Cooperatieve Rabobank UA	3.750	07/21/26	4,920,008
1,325,000	g	Credicorp Ltd	2.750	06/17/25	1,275,667
1,525,000	g	DBS Group Holdings Ltd	4.520	12/11/28	1,555,805
2,450,000		Discover Bank	2.450	09/12/24	2,406,916
800,000		Discover Bank	4.250	03/13/26	822,157
1,625,000		Discover Bank	3.450	07/27/26	1,615,564
1,375,000		Discover Bank	2.700	02/06/30	1,258,532
6,600,000		Fifth Third Bancorp	4.500	N/A‡	6,484,500
2,500,000	g	Grupo Aval Ltd	4.375	02/04/30	2,164,950
2,160,000	e,g	Hana Bank	3.500	N/A‡	2,056,652
1,300,000		HSBC Holdings plc	3.900	05/25/26	1,312,438
4,325,000		HSBC Holdings plc	4.292	09/12/26	4,380,733
630,000		HSBC Holdings plc	4.375	11/23/26	641,465
8,750,000		HSBC Holdings plc	2.251	11/22/27	8,152,696
2,250,000		HSBC Holdings plc	2.013	09/22/28	2,040,166
251

TIAA-CREF FUNDS - Core Plus Bond Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE

$2,950,000		HSBC Holdings plc		2.206%	08/17/29	$2,653,423
2,200,000		HSBC Holdings plc		3.973	05/22/30	2,200,891
8,500,000		HSBC Holdings plc		6.000	N/A‡	8,648,750
990,000		Huntington Bancshares, Inc		4.000	05/15/25	1,008,454
5,000,000		Huntington Bancshares, Inc		5.625	N/A‡	5,207,500
3,000,000	g	ICICI Bank Ltd		4.000	03/18/26	3,018,570
1,100,000		ING Groep NV		3.950	03/29/27	1,113,586
5,000,000		ING Groep NV		3.875	N/A‡	4,350,000
3,000,000	g	Intercorp Financial Services, Inc		4.125	10/19/27	2,820,000
2,680,000	e,g	Intesa Sanpaolo SpA		7.700	N/A‡	2,800,600
700,000		JPMorgan Chase & Co		2.700	05/18/23	702,721
660,000		JPMorgan Chase & Co		3.900	07/15/25	677,429
350,000		JPMorgan Chase & Co		3.200	06/15/26	351,882
13,880,000		JPMorgan Chase & Co		3.702	05/06/30	13,953,514
2,125,000		JPMorgan Chase & Co		2.956	05/13/31	1,988,355
7,725,000		JPMorgan Chase & Co		1.953	02/04/32	6,767,120
14,925,000		JPMorgan Chase & Co		3.157	04/22/42	13,530,530
1,250,000		JPMorgan Chase & Co		4.260	02/22/48	1,335,854
6,250,000		JPMorgan Chase & Co		3.650	N/A‡	5,843,750
2,500,000	i	JPMorgan Chase & Co	LIBOR 3 M + 3.320%	4.287	N/A‡	2,490,625
4,000,000		JPMorgan Chase & Co		5.000	N/A‡	3,986,700
2,000,000		JPMorgan Chase & Co		6.100	N/A‡	2,050,000
890,000		Keycorp		5.000	N/A‡	878,875
2,900,000		Lloyds Banking Group plc		6.750	N/A‡	3,045,812
4,000,000		Lloyds Banking Group plc		7.500	N/A‡	4,251,659
4,175,000		M&T Bank Corp		3.500	N/A‡	3,752,198
1,800,000		Mitsubishi UFJ Financial Group, Inc		2.193	02/25/25	1,740,230
3,000,000	g	Mizrahi Tefahot Bank Ltd		3.077	04/07/31	2,782,500
1,850,000		Natwest Group plc		3.032	11/28/35	1,641,289
5,000,000		Natwest Group plc		8.000	N/A‡	5,431,500
4,900,000	g	NBK SPC Ltd		1.625	09/15/27	4,495,765
3,000,000	g	NBK Tier Financing Ltd		3.625	N/A‡	2,811,559
1,665,000	g	Oversea-Chinese Banking Corp Ltd		1.832	09/10/30	1,567,131
2,500,000		PNC Financial Services Group, Inc		3.900	04/29/24	2,557,507
5,225,000		PNC Financial Services Group, Inc		3.400	N/A‡	4,705,112
2,500,000	i	PNC Financial Services Group, Inc	LIBOR 3 M + 3.678%	3.804	N/A‡	2,487,454
4,000,000		Regions Financial Corp		5.750	N/A‡	4,165,000
1,925,000		Royal Bank of Scotland Group plc		3.073	05/22/28	1,847,773
3,000,000		Royal Bank of Scotland Group plc		6.000	N/A‡	3,063,450
1,830,000		Santander Holdings USA, Inc		3.400	01/18/23	1,841,021
3,675,000		Sumitomo Mitsui Financial Group, Inc		2.778	10/18/22	3,696,636
2,250,000		Sumitomo Mitsui Financial Group, Inc		2.696	07/16/24	2,228,206
1,500,000		SVB Financial Group		4.100	N/A‡	1,275,000
1,820,000		SVB Financial Group		4.000	N/A‡	1,683,500
475,000		Toronto-Dominion Bank		3.625	09/15/31	476,780
5,055,000		Truist Financial Corp		4.800	N/A‡	4,966,537
3,000,000	g	Turkiye Garanti Bankasi AS.		6.125	05/24/27	2,962,818
2,500,000	g	Turkiye Vakiflar Bankasi TAO		6.500	01/08/26	2,382,713
1,550,000	g	Turkiye Vakiflar Bankasi TAO		5.500	10/01/26	1,406,676
2,100,000	g	UBS Group AG.		3.179	02/11/43	1,865,949
5,000,000	g	UBS Group AG.		3.875	N/A‡	4,604,750
252

TIAA-CREF FUNDS - Core Plus Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE

$1,700,000	g	United Overseas Bank Ltd	3.750%	04/15/29	$1,708,298
3,000,000	g	United Overseas Bank Ltd	2.000	10/14/31	2,783,245
2,075,000		Wells Fargo & Co	3.750	01/24/24	2,112,898
1,050,000		Wells Fargo & Co	3.550	09/29/25	1,063,590
3,800,000		Wells Fargo & Co	3.526	03/24/28	3,792,368
5,825,000		Wells Fargo & Co	2.393	06/02/28	5,508,121
1,500,000		Wells Fargo & Co	5.875	N/A‡	1,567,200
11,350,000		Wells Fargo & Co	3.900	N/A‡	10,879,543
635,000		Westpac Banking Corp	2.668	11/15/35	554,538
		TOTAL BANKS			452,638,987

CAPITAL GOODS - 1.2%
1,000,000	e,g	Adaro Indonesia PT	4.250	10/31/24	985,500
1,325,000		Air Lease Corp	3.000	02/01/30	1,220,394
4,100,000		Air Lease Corp	3.125	12/01/30	3,790,532
2,000,000		Air Lease Corp	4.650	N/A‡	1,795,000
1,690,000	g	Airbus SE	3.150	04/10/27	1,677,921
600,000	g	BAE Systems plc	1.900	02/15/31	520,948
2,000,000	g	BOC Aviation Ltd	3.000	09/11/29	1,871,428
10,500,000		Boeing Co	2.196	02/04/26	9,926,873
1,050,000		Boeing Co	3.250	02/01/28	1,011,458
2,350,000		Boeing Co	2.950	02/01/30	2,177,419
2,300,000		Boeing Co	3.250	02/01/35	2,053,668
7,000,000		Boeing Co	5.805	05/01/50	8,083,159
3,075,000	g	H&E Equipment Services, Inc	3.875	12/15/28	2,882,813
1,750,000		Ingersoll-Rand Luxembourg Finance S.A.	3.800	03/21/29	1,778,741
800,000		L3Harris Technologies, Inc	3.850	06/15/23	811,206
500,000	g	Land O’ Lakes, Inc	8.000	N/A‡	531,250
75,000	e	Lockheed Martin Corp	1.850	06/15/30	68,023
1,925,000		Northrop Grumman Corp	3.250	01/15/28	1,925,087
2,625,000		Parker-Hannifin Corp	3.250	06/14/29	2,591,411
199,000		Raytheon Technologies Corp	3.650	08/16/23	201,576
4,450,000		Raytheon Technologies Corp	4.125	11/16/28	4,651,597
1,080,000		Raytheon Technologies Corp	2.250	07/01/30	1,000,353
1,725,000		Raytheon Technologies Corp	4.500	06/01/42	1,902,148
325,000	g	Rolls-Royce plc	5.750	10/15/27	333,580
1,300,000		Roper Technologies, Inc	1.400	09/15/27	1,178,080
1,000,000		Roper Technologies, Inc	2.950	09/15/29	963,896
4,100,000		Roper Technologies, Inc	2.000	06/30/30	3,639,801
850,000	g	Tupy Overseas S.A.	4.500	02/16/31	748,009
725,000	g	WESCO Distribution, Inc	7.250	06/15/28	770,048
		TOTAL CAPITAL GOODS			61,091,919

COMMERCIAL & PROFESSIONAL SERVICES - 0.4%
2,125,000	g	ADT Corp	4.875	07/15/32	1,955,000
1,395,000	g	Albion Financing SARL	6.125	10/15/26	1,346,175
800,000	g	ASGN, Inc	4.625	05/15/28	779,640
925,000	g	Booz Allen Hamilton, Inc	3.875	09/01/28	892,893
370,000	g	Booz Allen Hamilton, Inc	4.000	07/01/29	361,283
250,000	g	GFL Environmental, Inc	4.250	06/01/25	248,425
1,000,000	g	GFL Environmental, Inc	3.750	08/01/25	981,700
253

TIAA-CREF FUNDS - Core Plus Bond Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE

$250,000	g	GFL Environmental, Inc		5.125%	12/15/26	$252,125
3,150,000	g	GFL Environmental, Inc		3.500	09/01/28	2,957,362
775,000	g	Prime Security Services Borrower LLC		5.250	04/15/24	793,476
2,750,000	g	Prime Security Services Borrower LLC		5.750	04/15/26	2,805,481
1,200,000	g	Prime Security Services Borrower LLC		3.375	08/31/27	1,097,868
2,725,000	g	Prime Security Services Borrower LLC		6.250	01/15/28	2,666,671
1,550,000		Republic Services, Inc		2.900	07/01/26	1,538,260
200,000	g	Ritchie Bros Auctioneers, Inc		5.375	01/15/25	202,000
1,330,000		Verisk Analytics, Inc		4.125	03/15/29	1,371,390
75,000		Verisk Analytics, Inc		3.625	05/15/50	70,580
1,325,000	g	WASH Multifamily Acquisition, Inc		5.750	04/15/26	1,328,313
850,000		Waste Management, Inc		2.500	11/15/50	684,965
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES				22,333,607

CONSUMER DURABLES & APPAREL - 0.2%
400,000		Leggett & Platt, Inc		4.400	03/15/29	415,545
5,000,000		Lennar Corp		4.750	11/29/27	5,208,647
369,000		Newell Brands, Inc		4.875	06/01/25	380,895
5,000,000	e	PulteGroup, Inc		5.000	01/15/27	5,267,961
		TOTAL CONSUMER DURABLES & APPAREL				11,273,048

CONSUMER SERVICES - 0.5%
8,000,000		Anheuser-Busch Cos LLC		3.650	02/01/26	8,176,098
2,830,000		Anheuser-Busch Cos LLC		4.900	02/01/46	3,147,370
1,825,000	g	Cedar Fair LP		5.500	05/01/25	1,874,120
2,300,000	g	ENA Master Trust		4.000	05/19/48	2,159,125
150,000	g	Hilton Domestic Operating Co, Inc		5.750	05/01/28	155,190
2,200,000	g	Hilton Domestic Operating Co, Inc		3.625	02/15/32	1,996,500
2,070,000	g	International Game Technology plc		6.500	02/15/25	2,170,716
400,000	g	International Game Technology plc		4.125	04/15/26	395,000
2,550,000	g	Live Nation Entertainment, Inc		6.500	05/15/27	2,715,801
425,000	g	Marriott Ownership Resorts, Inc		4.500	06/15/29	400,562
2,355,000	i	Nature Conservancy	LIBOR 3 M + 1.080%	1.397	02/01/24	2,354,995
1,665,000	g	Sands China Ltd		2.550	03/08/27	1,446,052
450,000	g	Wynn Macau Ltd		5.625	08/26/28	390,942
		TOTAL CONSUMER SERVICES				27,382,471

DIVERSIFIED FINANCIALS - 4.8%
2,000,000		AerCap Ireland Capital DAC		4.625	07/01/22	2,010,959
2,150,000		AerCap Ireland Capital DAC		1.750	01/30/26	1,972,517
4,425,000		AerCap Ireland Capital DAC		2.450	10/29/26	4,092,914
900,000		AerCap Ireland Capital DAC		3.650	07/21/27	872,027
2,650,000		AerCap Ireland Capital DAC		3.000	10/29/28	2,443,796
1,250,000		AerCap Ireland Capital DAC		3.300	01/30/32	1,126,824
750,000		AerCap Ireland Capital DAC		3.850	10/29/41	657,706
6,000,000		Ally Financial, Inc		4.700	N/A‡	5,647,860
2,312,000		American Express Co		3.700	08/03/23	2,354,527
5,250,000		American Express Co		3.550	N/A‡	4,784,325
3,000,000	g	B3 S.A.-Brasil Bolsa Balcao		4.125	09/20/31	2,702,550
4,000,000	g	Banco BTG Pactual S.A.		2.750	01/11/26	3,690,040
1,380,000	g	Banco Mercantil del Norte S.A.		6.750	N/A‡	1,355,850
254

TIAA-CREF FUNDS - Core Plus Bond Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE

$8,086,000		Bank of New York Mellon Corp		4.700%	N/A‡	$8,280,064
2,850,000	g	BBVA Bancomer S.A.		5.125	01/18/33	2,689,716
2,825,000		Capital One Bank USA NA		3.375	02/15/23	2,846,258
75,000		Capital One Financial Corp		3.750	03/09/27	75,591
4,740,000	e	Capital One Financial Corp		3.950	N/A‡	4,408,674
6,675,000		Charles Schwab Corp		5.375	N/A‡	6,875,250
475,000	g	Credit Suisse Group AG.		2.193	06/05/26	446,064
5,900,000	g	Credit Suisse Group AG.		1.305	02/02/27	5,295,421
5,335,000	g	Credit Suisse Group AG.		5.250	N/A‡	4,934,875
4,075,000		Credit Suisse Group Funding Guernsey Ltd		3.800	06/09/23	4,112,363
2,325,000		Credit Suisse Group Funding Guernsey Ltd		3.750	03/26/25	2,316,398
5,000,000		Danske Bank A.S.		4.375	N/A‡	4,684,480
2,275,000		Deutsche Bank AG.		2.311	11/16/27	2,084,847
4,000,000		Deutsche Bank AG.		3.035	05/28/32	3,594,580
5,800,000		Deutsche Bank AG.		4.789	N/A‡	5,395,810
12,150,000	e	Deutsche Bank AG.		6.000	N/A‡	11,846,250
8,400,000		Discover Financial Services		6.125	N/A‡	8,741,712
4,550,000		Equitable Holdings, Inc		4.950	N/A‡	4,470,375
1,775,000		Ford Motor Credit Co LLC		3.096	05/04/23	1,772,905
1,140,000		Ford Motor Credit Co LLC		5.584	03/18/24	1,172,524
1,400,000		Ford Motor Credit Co LLC		4.000	11/13/30	1,318,380
9,843,000		GE Capital International Funding Co		4.418	11/15/35	10,569,300
2,000,000		General Motors Financial Co, Inc		2.750	06/20/25	1,942,518
1,800,000		General Motors Financial Co, Inc		5.650	01/17/29	1,946,372
8,225,000		General Motors Financial Co, Inc		2.700	06/10/31	7,242,282
4,550,000		General Motors Financial Co, Inc		5.700	N/A‡	4,767,035
2,000,000	e	General Motors Financial Co, Inc		5.750	N/A‡	1,995,000
1,250,000		Goldman Sachs Group, Inc		4.000	03/03/24	1,275,537
1,000,000		Goldman Sachs Group, Inc		3.500	04/01/25	1,007,458
11,350,000		Goldman Sachs Group, Inc		2.640	02/24/28	10,852,039
2,500,000		Goldman Sachs Group, Inc		2.615	04/22/32	2,272,152
710,000		Goldman Sachs Group, Inc		2.650	10/21/32	641,885
1,065,000		Goldman Sachs Group, Inc		4.017	10/31/38	1,076,202
1,625,000		Goldman Sachs Group, Inc		3.210	04/22/42	1,470,697
1,195,000		Goldman Sachs Group, Inc		4.800	07/08/44	1,324,919
2,500,000		Goldman Sachs Group, Inc		4.125	N/A‡	2,344,375
2,500,000		Goldman Sachs Group, Inc		3.800	N/A‡	2,317,187
8,050,000		Goldman Sachs Group, Inc		5.500	N/A‡	8,213,415
2,000,000	g	High Street Funding Trust I		4.111	02/15/28	2,052,514
925,000		Icahn Enterprises LP		5.250	05/15/27	907,818
3,850,000		Icahn Enterprises LP		4.375	02/01/29	3,532,375
5,000,000	g	Indian Railway Finance Corp Ltd		2.800	02/10/31	4,435,609
2,000,000		International Lease Finance Corp		5.875	08/15/22	2,024,418
800,000	g	LCM Investments Holdings II LLC		4.875	05/01/29	755,584
425,000		Legg Mason, Inc		3.950	07/15/24	433,782
3,425,000	g	LPL Holdings, Inc		4.000	03/15/29	3,250,252
4,000,000	g	Macquarie Bank, London		6.125	N/A‡	3,986,000
500,000	g,i	Matterhorn Re Ltd	SOFR + 5.250%	5.520	03/24/25	499,750
1,400,000	g	Minejesa Capital BV		4.625	08/10/30	1,326,500
1,000,000	g	Minejesa Capital BV		5.625	08/10/37	910,630
6,550,000		Morgan Stanley		3.125	01/23/23	6,613,462
255

TIAA-CREF FUNDS - Core Plus Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE

$3,445,000		Morgan Stanley	2.720%	07/22/25	$3,410,450
2,650,000		Morgan Stanley	2.188	04/28/26	2,559,816
6,625,000		Morgan Stanley	3.125	07/27/26	6,567,830
1,480,000		Morgan Stanley	3.950	04/23/27	1,503,905
1,300,000		Morgan Stanley	1.512	07/20/27	1,194,965
1,425,000		Morgan Stanley	2.699	01/22/31	1,337,172
425,000		Morgan Stanley	1.794	02/13/32	365,469
1,325,000		Morgan Stanley	1.928	04/28/32	1,145,249
535,000		Morgan Stanley	2.239	07/21/32	474,079
1,140,000		Northern Trust Corp	3.950	10/30/25	1,168,460
1,345,000		OneMain Finance Corp	3.500	01/15/27	1,244,125
2,375,000	g	Power Finance Corp Ltd	3.950	04/23/30	2,269,335
2,000,000	g	REC Ltd	4.750	05/19/23	2,023,138
1,000,000		SLM Corp	5.500	01/25/23	1,012,500
2,100,000	g	Societe Generale S.A.	4.027	01/21/43	1,825,688
1,225,000	g	Societe Generale S.A.	4.750	N/A‡	1,140,781
600,000		Springleaf Finance Corp	6.125	03/15/24	615,000
1,350,000		Springleaf Finance Corp	5.375	11/15/29	1,311,620
700,000	g	Swiss Re Finance Luxembourg SA	5.000	04/02/49	724,500
55,000		Synchrony Financial	2.850	07/25/22	55,151
1,775,000		Synchrony Financial	4.250	08/15/24	1,799,764
1,250,000		Synchrony Financial	3.950	12/01/27	1,237,962
2,500,000	g	UBS Group AG	7.000	N/A‡	2,608,275
260,000		Voya Financial, Inc	5.700	07/15/43	307,041
925,000		Voya Financial, Inc	6.125	N/A‡	918,063
		TOTAL DIVERSIFIED FINANCIALS			251,881,837

ENERGY - 3.9%
1,450,000	g	Abu Dhabi Crude Oil Pipeline LLC	4.600	11/02/47	1,532,905
400,000		AmeriGas Partners LP	5.875	08/20/26	398,776
3,950,000	g	Archrock Partners LP	6.875	04/01/27	3,994,319
375,000	g	Archrock Partners LP	6.250	04/01/28	369,596
5,150,000		Cenovus Energy, Inc	4.250	04/15/27	5,314,122
550,000	e	Cenovus Energy, Inc	2.650	01/15/32	498,123
2,000,000		Cenovus Energy, Inc	5.400	06/15/47	2,251,891
257,900	†,o	Cloud Peak Energy, Inc	12.000	05/01/25	225,397
2,125,000	g	Cosan Ltd	5.500	09/20/29	2,088,875
2,125,000		Diamondback Energy, Inc	3.250	12/01/26	2,121,843
3,000,000		Diamondback Energy, Inc	3.500	12/01/29	2,971,699
2,200,000		Diamondback Energy, Inc	3.125	03/24/31	2,101,113
1,600,000		Diamondback Energy, Inc	4.250	03/15/52	1,581,348
1,790,000	g	DT Midstream, Inc	4.125	06/15/29	1,716,261
1,490,000	g	DT Midstream, Inc	4.375	06/15/31	1,426,675
2,300,000		Ecopetrol S.A.	6.875	04/29/30	2,413,436
2,275,000		Ecopetrol S.A.	4.625	11/02/31	2,058,875
2,000,000	g	Empresa Nacional del Petroleo	3.450	09/16/31	1,834,000
2,340,000		Enbridge, Inc	5.750	07/15/80	2,421,900
1,141,000	g	Energean Israel Finance Ltd	4.875	03/30/26	1,100,996
897,000	g	Energean Israel Finance Ltd	5.375	03/30/28	863,951
4,200,000		Energy Transfer LP	6.500	N/A‡	4,127,761
1,375,000		Energy Transfer Operating LP	2.900	05/15/25	1,344,958
950,000		Energy Transfer Operating LP	4.750	01/15/26	987,240
256

TIAA-CREF FUNDS - Core Plus Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE

$575,000		Energy Transfer Operating LP	5.500%	06/01/27	$617,918
2,000,000		Energy Transfer Operating LP	4.950	06/15/28	2,100,477
575,000		Energy Transfer Operating LP	5.250	04/15/29	613,586
2,100,000		Energy Transfer Operating LP	6.250	04/15/49	2,409,700
2,700,000		Energy Transfer Operating LP	5.000	05/15/50	2,731,965
525,000	g	EnLink Midstream LLC	5.625	01/15/28	535,500
1,025,000		Enterprise Products Operating LLC	3.700	02/15/26	1,038,124
1,550,000		Enterprise Products Operating LLC	3.125	07/31/29	1,522,044
200,000		Enterprise Products Operating LLC	2.800	01/31/30	192,243
1,025,000		Enterprise Products Operating LLC	4.250	02/15/48	1,029,097
2,105,000		Enterprise Products Operating LLC	4.200	01/31/50	2,088,735
3,125,000		Enterprise Products Operating LLC	3.700	01/31/51	2,859,359
2,050,000		Enterprise Products Operating LLC	3.300	02/15/53	1,748,983
1,225,000	g	EQM Midstream Partners LP	6.000	07/01/25	1,249,555
2,000,000	g	EQM Midstream Partners LP	4.500	01/15/29	1,870,000
850,000	g	EQT Corp	3.125	05/15/26	825,579
2,025,000	g	Ferrellgas Escrow LLC	5.375	04/01/26	1,912,126
2,225,000	g	Ferrellgas Escrow LLC	5.875	04/01/29	2,053,608
3,202,680	g	Galaxy Pipeline Assets Bidco Ltd	2.160	03/31/34	2,943,588
2,750,000	g	Galaxy Pipeline Assets Bidco Ltd	2.625	03/31/36	2,468,008
675,000		Genesis Energy LP	6.500	10/01/25	665,753
3,750,000		Genesis Energy LP	6.250	05/15/26	3,631,125
450,000	g	Hilcorp Energy I LP	5.750	02/01/29	450,270
450,000	g	Hilcorp Energy I LP	6.000	02/01/31	451,125
1,700,000	g	KazMunayGas National Co JSC	5.375	04/24/30	1,629,666
2,000,000	g	KazMunayGas National Co JSC	3.500	04/14/33	1,660,000
715,000		Kinder Morgan Energy Partners LP	5.400	09/01/44	769,675
1,325,000	g	Kosmos Energy Ltd	7.750	05/01/27	1,301,813
2,025,000	g	Leviathan Bond Ltd	6.125	06/30/25	2,054,836
2,200,000		Marathon Petroleum Corp	3.800	04/01/28	2,213,686
4,150,000		Marathon Petroleum Corp	4.750	09/15/44	4,219,744
1,650,000		Marathon Petroleum Corp	5.000	09/15/54	1,682,459
2,500,000	g	MEG Energy Corp	7.125	02/01/27	2,617,500
2,625,000		MPLX LP	1.750	03/01/26	2,459,702
7,275,000		MPLX LP	2.650	08/15/30	6,666,233
1,550,000		MPLX LP	4.700	04/15/48	1,561,464
1,617,000		Murphy Oil Corp	5.875	12/01/27	1,645,298
325,000		Occidental Petroleum Corp	5.500	12/01/25	341,998
800,000		Occidental Petroleum Corp	5.550	03/15/26	848,000
2,375,000		Occidental Petroleum Corp	3.500	08/15/29	2,339,375
1,200,000		Occidental Petroleum Corp	4.300	08/15/39	1,134,000
475,000		Occidental Petroleum Corp	4.100	02/15/47	439,375
950,000	g	Oleoducto Central S.A.	4.000	07/14/27	895,337
1,100,000		ONEOK, Inc	4.000	07/13/27	1,109,258
4,150,000		ONEOK, Inc	4.550	07/15/28	4,264,156
3,050,000		ONEOK, Inc	4.350	03/15/29	3,114,241
1,650,000		ONEOK, Inc	4.500	03/15/50	1,578,276
2,000,000	g	Parkland Corp	4.500	10/01/29	1,854,290
1,260,000	g	Parkland Corp	4.625	05/01/30	1,171,800
5,000,000	g	Pertamina Persero PT	1.400	02/09/26	4,606,569
3,000,000	g	Pertamina Persero PT	2.300	02/09/31	2,645,132
800,000		Petrobras Global Finance BV	5.093	01/15/30	799,008
257

TIAA-CREF FUNDS - Core Plus Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE

$1,500,000		Petrobras Global Finance BV	5.600%	01/03/31	$1,518,750
2,000,000		Petrobras Global Finance BV	6.900	03/19/49	1,986,960
1,992,000		Petroleos Mexicanos	6.840	01/23/30	1,982,219
2,700,000		Petroleos Mexicanos	5.950	01/28/31	2,492,127
4,509,000		Petroleos Mexicanos	6.700	02/16/32	4,283,550
1,475,000	g	Petronas Energy Canada Ltd	2.112	03/23/28	1,379,579
2,700,000		Phillips 66	2.150	12/15/30	2,398,194
1,450,000		Phillips 66	3.300	03/15/52	1,276,360
715,000		Phillips 66 Partners LP	4.680	02/15/45	761,270
475,000		Regency Energy Partners LP	4.500	11/01/23	482,212
705,000		Sabine Pass Liquefaction LLC	5.875	06/30/26	762,158
3,950,000		Sabine Pass Liquefaction LLC	4.200	03/15/28	4,056,199
5,800,000		Sabine Pass Liquefaction LLC	4.500	05/15/30	6,065,452
640,000	g	Santos Finance Ltd	3.649	04/29/31	598,030
2,675,000	g	Saudi Arabian Oil Co	2.250	11/24/30	2,449,392
820,000		Shell International Finance BV	3.125	11/07/49	745,710
2,000,000	g	SierraCol Energy Andina LLC	6.000	06/15/28	1,815,000
455,000		Suncor Energy, Inc	6.800	05/15/38	586,081
1,400,000		Sunoco Logistics Partners Operations LP	4.000	10/01/27	1,409,005
600,000		Sunoco Logistics Partners Operations LP	5.400	10/01/47	628,159
1,150,000		Sunoco LP	4.500	05/15/29	1,084,950
1,525,000	h	Targa Resources Corp	4.200	02/01/33	1,538,914
1,525,000	h	Targa Resources Corp	4.950	04/15/52	1,553,689
525,000		Targa Resources Partners LP	6.500	07/15/27	552,368
1,000,000		Targa Resources Partners LP	4.000	01/15/32	961,985
2,000,000	g	Thaioil Treasury Center Co Ltd	2.500	06/18/30	1,714,840
3,300,000		Total Capital International S.A.	3.127	05/29/50	3,010,688
3,440,000		TransCanada PipeLines Ltd	4.250	05/15/28	3,574,089
2,000,000		Transcanada Trust	5.500	09/15/79	1,996,000
2,800,000	g	Tullow Oil plc	10.250	05/15/26	2,852,864
1,600,000		USA Compression Partners LP	6.875	04/01/26	1,614,400
1,075,000		USA Compression Partners LP	6.875	09/01/27	1,079,128
3,560,000		Williams Cos, Inc	2.600	03/15/31	3,278,087
		TOTAL ENERGY			203,865,828

FOOD & STAPLES RETAILING - 0.3%
2,350,000		Costco Wholesale Corp	1.600	04/20/30	2,105,653
1,460,000		Kroger Co	3.875	10/15/46	1,435,125
2,500,000	g	MARB BondCo plc	3.950	01/29/31	2,218,750
675,000		SYSCO Corp	3.300	07/15/26	678,005
2,250,000		SYSCO Corp	3.150	12/14/51	1,918,885
2,200,000		Walmart, Inc	1.050	09/17/26	2,048,326
280,000		Walmart, Inc	2.375	09/24/29	270,538
5,125,000		Walmart, Inc	1.800	09/22/31	4,662,125
2,375,000		Walmart, Inc	2.500	09/22/41	2,109,514
		TOTAL FOOD & STAPLES RETAILING			17,446,921

FOOD, BEVERAGE & TOBACCO - 1.2%
1,230,000		Altria Group, Inc	5.950	02/14/49	1,331,541
5,580,000		Anheuser-Busch InBev Worldwide, Inc	4.750	01/23/29	6,049,698
1,745,000		Anheuser-Busch InBev Worldwide, Inc	4.439	10/06/48	1,826,665
1,850,000		BAT Capital Corp	2.259	03/25/28	1,659,953
4,900,000		BAT Capital Corp	4.906	04/02/30	5,047,236
3,735,000		BAT Capital Corp	2.726	03/25/31	3,291,651
4,400,000		BAT International Finance plc	4.448	03/16/28	4,409,358
258

TIAA-CREF FUNDS - Core Plus Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE

$1,725,000	g	Bidvest Group Ltd	3.625%	09/23/26	$1,610,342
400,000	g	BRF S.A.	4.875	01/24/30	381,400
3,000,000	e,g	BRF S.A.	5.750	09/21/50	2,640,000
2,700,000	g	Cia Cervecerias Unidas S.A.	3.350	01/19/32	2,566,053
1,830,000	g	CNTL AMR BOTTLING CORP	5.250	04/27/29	1,820,850
3,000,000	g	Coca-Cola Icecek AS.	4.500	01/20/29	2,814,307
450,000		Constellation Brands, Inc	4.400	11/15/25	464,339
450,000		Constellation Brands, Inc	3.700	12/06/26	453,915
1,625,000		Constellation Brands, Inc	3.150	08/01/29	1,569,131
2,350,000		Constellation Brands, Inc	2.875	05/01/30	2,204,278
1,700,000		Constellation Brands, Inc	2.250	08/01/31	1,496,928
1,350,000	g	Corp Lindley S.A.	4.625	04/12/23	1,363,500
1,650,000		Diageo Capital plc	2.125	10/24/24	1,622,000
2,425,000		Diageo Capital plc	2.375	10/24/29	2,295,753
1,150,000		Diageo Capital plc	2.000	04/29/30	1,048,628
1,700,000	g	Grupo Bimbo SAB de C.V.	4.700	11/10/47	1,738,936
1,450,000	g	Kernel Holding S.A.	6.500	10/17/24	725,000
2,500,000	g	Kernel Holding S.A.	6.750	10/27/27	1,250,000
2,000,000	g	NBM US Holdings, Inc	6.625	08/06/29	2,104,400
3,100,000	g	Post Holdings, Inc	4.625	04/15/30	2,791,395
1,500,000	g	Primo Water Holdings, Inc	4.375	04/30/29	1,357,650
2,250,000	g	Sigma Alimentos S.A. de C.V.	4.125	05/02/26	2,266,875
5,325,000	g	Ulker Biskuvi Sanayi AS.	6.950	10/30/25	4,655,328
		TOTAL FOOD, BEVERAGE & TOBACCO			64,857,110

HEALTH CARE EQUIPMENT & SERVICES - 1.7%
450,000		Abbott Laboratories	5.300	05/27/40	548,129
4,200,000		Anthem, Inc	2.250	05/15/30	3,853,735
1,660,000		Becton Dickinson & Co	2.823	05/20/30	1,579,403
1,200,000		Boston Scientific Corp	2.650	06/01/30	1,125,979
1,640,000		Centene Corp	2.450	07/15/28	1,498,468
6,410,000		Centene Corp	3.000	10/15/30	5,887,393
2,750,000	g	CHS/Community Health Systems, Inc	8.000	03/15/26	2,863,905
1,250,000	g	CHS/Community Health Systems, Inc	5.250	05/15/30	1,199,738
1,525,000		Cigna Corp	3.200	03/15/40	1,386,181
7,450,000		CVS Health Corp	1.750	08/21/30	6,529,152
5,175,000		CVS Health Corp	4.780	03/25/38	5,655,437
1,400,000		CVS Health Corp	2.700	08/21/40	1,193,640
4,925,000		CVS Health Corp	5.050	03/25/48	5,577,518
3,100,000	g	DaVita, Inc	4.625	06/01/30	2,894,780
5,400,000		Encompass Health Corp	4.500	02/01/28	5,292,000
9,000,000		HCA, Inc	3.500	09/01/30	8,694,574
1,320,000		HCA, Inc	5.500	06/15/47	1,489,486
1,900,000		HCA, Inc	3.500	07/15/51	1,647,457
3,500,000	g	Hologic, Inc	3.250	02/15/29	3,268,195
1,800,000		Humana, Inc	3.950	03/15/27	1,828,273
2,000,000		Humana, Inc	2.150	02/03/32	1,752,342
990,000	g	LifePoint Health, Inc	4.375	02/15/27	956,434
3,700,000	g	MPH Acquisition Holdings LLC	5.500	09/01/28	3,546,876
3,375,000		MPT Operating Partnership LP	3.500	03/15/31	3,134,404
375,000	g	Tenet Healthcare Corp	4.625	06/15/28	367,969
3,400,000	g	Tenet Healthcare Corp	6.125	10/01/28	3,455,250
259

TIAA-CREF FUNDS - Core Plus Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE

$5,600,000	g	Tenet Healthcare Corp	4.375%	01/15/30	$5,375,608
2,650,000		UnitedHealth Group, Inc	2.950	10/15/27	2,649,138
3,625,000		UnitedHealth Group, Inc	2.300	05/15/31	3,404,486
1,085,000		UnitedHealth Group, Inc	3.750	10/15/47	1,099,533
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			89,755,483

HOUSEHOLD & PERSONAL PRODUCTS - 0.0%
875,000		Church & Dwight Co, Inc	2.300	12/15/31	800,476
600,000	g	Compass Group Diversified Holdings LLC	5.250	04/15/29	564,000
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			1,364,476

INSURANCE - 0.8%
1,550,000	g	Acrisure LLC	4.250	02/15/29	1,408,051
150,000		Aetna, Inc	6.625	06/15/36	188,908
53,000		Aflac, Inc	6.450	08/15/40	67,328
825,000	g	Alliant Holdings Intermediate LLC	4.250	10/15/27	793,543
550,000		American Financial Group, Inc	3.500	08/15/26	555,012
325,000	g	AmWINS Group, Inc	4.875	06/30/29	312,006
1,250,000		Aon Corp	2.800	05/15/30	1,190,695
2,425,000		Aon plc	3.500	06/14/24	2,445,530
500,000		Berkshire Hathaway Finance Corp	2.875	03/15/32	484,801
400,000		Berkshire Hathaway Finance Corp	4.250	01/15/49	438,042
3,895,000		Berkshire Hathaway Finance Corp	2.850	10/15/50	3,372,169
700,000		CNA Financial Corp	3.950	05/15/24	710,873
1,725,000		CNA Financial Corp	2.050	08/15/30	1,530,933
550,000	g	Equitable Financial Life Global Funding	1.400	07/07/25	516,296
1,690,000	g	Five Corners Funding Trust II	2.850	05/15/30	1,601,570
7,425,000		Hartford Financial Services Group, Inc	2.800	08/19/29	7,062,386
250,000		Hartford Financial Services Group, Inc	4.300	04/15/43	251,226
850,000		Hartford Financial Services Group, Inc	2.900	09/15/51	698,939
2,075,000	g	HCA, Inc	3.625	03/15/32	2,033,406
1,521,000	g	Liberty Mutual Group, Inc	4.569	02/01/29	1,612,207
1,750,000	g	Liberty Mutual Group, Inc	3.951	10/15/50	1,655,274
375,000		Marsh & McLennan Cos, Inc	3.500	03/10/25	377,686
875,000		MetLife, Inc	3.600	11/13/25	892,624
5,920,000		MetLife, Inc	3.850	N/A‡	5,838,304
500,000		Principal Financial Group, Inc	2.125	06/15/30	452,260
500,000		Prudential Financial, Inc	3.905	12/07/47	498,331
2,610,000		Prudential Financial, Inc	3.700	10/01/50	2,391,804
1,050,000		Reinsurance Group of America, Inc	3.900	05/15/29	1,060,280
850,000		Willis North America, Inc	3.600	05/15/24	854,895
		TOTAL INSURANCE			41,295,379

MATERIALS - 1.9%
1,125,000	g	Alpek SAB de C.V.	4.250	09/18/29	1,111,500
4,500,000		Amcor Flexibles North America, Inc	2.690	05/25/31	4,131,278
875,000	g	Anglo American Capital plc	3.875	03/16/29	875,404
1,350,000	g	Anglo American Capital plc	2.625	09/10/30	1,224,059
4,300,000		AngloGold Ashanti Holdings plc	3.375	11/01/28	4,033,055
3,050,000		AngloGold Ashanti Holdings plc	3.750	10/01/30	2,853,275
1,225,000	g	Ardagh Metal Packaging Finance USA LLC	3.250	09/01/28	1,111,687
900,000	g	Ardagh Metal Packaging Finance USA LLC	4.000	09/01/29	811,035
2,425,000		Ball Corp	2.875	08/15/30	2,174,122
260

TIAA-CREF FUNDS - Core Plus Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE

$270,000		Bemis Co, Inc	3.100%	09/15/26	$265,943
325,000		Bemis Co, Inc	2.630	06/19/30	299,505
5,375,000		Berry Global, Inc	1.570	01/15/26	5,007,233
3,125,000		Berry Global, Inc	1.650	01/15/27	2,846,520
2,145,000	g	CANPACK S.A.	3.125	11/01/25	1,968,037
2,500,000	g	Celulosa Arauco y Constitucion S.A.	4.250	04/30/29	2,487,925
2,500,000	g	Cemex SAB de C.V.	5.450	11/19/29	2,528,150
2,425,000	g	Cemex SAB de C.V.	3.875	07/11/31	2,212,837
1,500,000		Commercial Metals Co	4.125	01/15/30	1,400,625
725,000	e,g	Constellium SE	3.750	04/15/29	650,687
2,300,000	g	Corp Nacional del Cobre de Chile	3.625	08/01/27	2,304,631
2,000,000	g	Corp Nacional del Cobre de Chile	3.150	01/14/30	1,923,169
5,805,000		DowDuPont, Inc	4.493	11/15/25	6,037,480
1,605,000		DowDuPont, Inc	4.725	11/15/28	1,720,043
2,500,000		Freeport-McMoRan, Inc	5.450	03/15/43	2,799,600
700,000	g	Fresnillo plc	4.250	10/02/50	616,882
1,850,000	g	GCC SAB de C.V.	3.614	04/20/32	1,715,875
1,250,000	g	Gold Fields Orogen Holdings BVI Ltd	6.125	05/15/29	1,353,750
1,700,000	g	Klabin Austria GmbH	5.750	04/03/29	1,789,913
485,000	g	Midwest Connector Capital Co LLC	4.625	04/01/29	490,120
377,000		Mosaic Co	4.875	11/15/41	397,823
1,200,000		Newmont Corp	2.250	10/01/30	1,096,716
1,665,000		Newmont Corp	2.600	07/15/32	1,531,681
3,000,000	g	Nova Chemicals Corp	4.875	06/01/24	3,033,735
2,500,000		Nutrien Ltd	2.950	05/13/30	2,411,367
1,920,000	g	OCI NV	4.625	10/15/25	1,934,400
1,100,000	g	OCP S.A.	3.750	06/23/31	997,226
2,975,000	g	Orbia Advance Corp SAB de C.V.	1.875	05/11/26	2,786,980
2,900,000	g	PolyOne Corp	5.750	05/15/25	2,977,140
1,600,000	g	SABIC Capital II BV	4.500	10/10/28	1,702,817
2,575,000		Sasol Financing USA LLC	4.375	09/18/26	2,459,125
4,500,000	g	Sociedad Quimica y Minera de Chile S.A.	3.500	09/10/51	3,882,420
2,200,000	g	Standard Industries, Inc	5.000	02/15/27	2,180,816
2,100,000		Suzano Austria GmbH	2.500	09/15/28	1,894,935
3,000,000		Suzano Austria GmbH	3.125	01/15/32	2,656,140
911,000	g	Tronox, Inc	4.625	03/15/29	852,924
2,675,000	g	UltraTech Cement Ltd	2.800	02/16/31	2,349,098
815,000	g	Unifrax Escrow Issuer Corp	5.250	09/30/28	757,082
1,125,000	g	Volcan Cia Minera SAA	4.375	02/11/26	1,077,188
800,000	g	WR Grace Holdings LLC	5.625	08/15/29	748,080
1,000,000		WRKCo, Inc	4.900	03/15/29	1,076,946
1,500,000		WRKCo, Inc	3.000	06/15/33	1,400,920
		TOTAL MATERIALS			98,949,899

MEDIA & ENTERTAINMENT - 2.7%
875,000		Activision Blizzard, Inc	3.400	09/15/26	890,587
1,100,000		Activision Blizzard, Inc	1.350	09/15/30	953,477
2,030,000	g	Adani Electricity Mumbai Ltd	3.867	07/22/31	1,780,936
2,050,000		Agree LP	2.000	06/15/28	1,857,037
4,787,059	g	Alfa Desarrollo S.p.A	4.550	09/27/51	4,152,774
2,500,000	g	Arches Buyer, Inc	4.250	06/01/28	2,332,150
625,000		AstraZeneca Finance LLC	2.250	05/28/31	581,963
1,275,000		Baidu, Inc	4.375	05/14/24	1,297,223
261

TIAA-CREF FUNDS - Core Plus Bond Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE

$1,550,000		Baidu, Inc		1.625%	02/23/27	$1,387,902
2,500,000	g	BOC Aviation USA Corp		1.625	04/29/24	2,401,375
500,000	g,i	Bonanza RE Ltd	SOFR + 5.750%	5.750	03/16/25	499,750
1,175,000	g	Cable Onda S.A.		4.500	01/30/30	1,146,212
6,000,000	g	CCO Holdings LLC		5.125	05/01/27	6,008,850
1,800,000	g	CCO Holdings LLC		4.500	08/15/30	1,688,926
3,227,000		Charter Communications Operating LLC		4.464	07/23/22	3,238,831
2,875,000		Charter Communications Operating LLC		2.250	01/15/29	2,587,121
475,000		Charter Communications Operating LLC		2.800	04/01/31	428,115
5,000,000		Charter Communications Operating LLC		3.500	03/01/42	4,133,666
1,465,000		Charter Communications Operating LLC		5.125	07/01/49	1,453,395
8,150,000		Charter Communications Operating LLC		4.800	03/01/50	7,741,762
5,000,000		Comcast Corp		4.150	10/15/28	5,254,095
2,975,000		Comcast Corp		3.200	07/15/36	2,846,217
1,000,000		Comcast Corp		3.900	03/01/38	1,029,974
6,000,000		Comcast Corp		2.800	01/15/51	5,059,597
9,185,000	g	Comcast Corp		2.887	11/01/51	7,743,279
5,000,000	g	CSC Holdings LLC		5.500	04/15/27	4,956,250
1,225,000	g	CT Trust		5.125	02/03/32	1,223,775
985,000	g	DIRECTV Holdings LLC		5.875	08/15/27	968,994
446,000		Discovery Communications LLC		2.950	03/20/23	446,995
1,440,000		Discovery Communications LLC		3.625	05/15/30	1,398,670
1,500,000		DISH DBS Corp		5.000	03/15/23	1,505,310
1,780,000	g	DISH DBS Corp		5.250	12/01/26	1,695,450
2,550,000		DISH DBS Corp		5.125	06/01/29	2,171,554
1,300,000	g	Electricidad Firme de Mexico Holdings S.A. de C.V.		4.900	11/20/26	1,210,638
2,075,000	g	ENN Clean Energy International Investment Ltd		3.375	05/12/26	1,939,968
3,000,000	g	Genm Capital Labuan Ltd		3.882	04/19/31	2,615,333
2,785,000		Grupo Televisa SAB		6.625	01/15/40	3,332,798
2,000,000	g	GSK Consumer Healthcare Capital US LLC		3.375	03/24/27	1,999,974
3,200,000	g	GSK Consumer Healthcare Capital US LLC		3.625	03/24/32	3,196,992
1,275,000		Lamar Media Corp		3.750	02/15/28	1,210,670
3,000,000		Lamar Media Corp		4.875	01/15/29	2,977,500
1,000,000		Lamar Media Corp		4.000	02/15/30	951,250
825,000		Lamar Media Corp		3.625	01/15/31	757,457
1,275,000	g	LCPR Senior Secured Financing DAC		5.125	07/15/29	1,217,236
1,800,000	†,g	LUKOIL Capital DAC		2.800	04/26/27	990,000
4,100,000	†,g	LUKOIL Securities BV		3.875	05/06/30	2,193,500
4,575,000	g	Magallanes, Inc		5.050	03/15/42	4,666,638
1,650,000	g	Magallanes, Inc		5.141	03/15/52	1,688,106
3,000,000	g	Medco Laurel Tree Pte Ltd		6.950	11/12/28	2,927,812
2,445,000	g	Mexico Remittances Funding Fiduciary Estate Management Sarl		4.875	01/15/28	1,908,322
3,260,000	g	Misc Capital Two Labuan Ltd		3.750	04/06/27	3,240,437
825,000	g	News Corp		3.875	05/15/29	779,625
3,500,000		Paramount Global		6.375	03/30/62	3,533,250
1,830,000	g	S&P Global, Inc		4.250	05/01/29	1,927,112
590,000	g	Sirius XM Radio, Inc		3.125	09/01/26	557,829
2,725,000	g	Sirius XM Radio, Inc		4.000	07/15/28	2,588,750
1,575,000	g	Sirius XM Radio, Inc		4.125	07/01/30	1,474,468
825,000		Smithsonian Institution		0.895	09/01/22	822,315
262

TIAA-CREF FUNDS - Core Plus Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE

$800,000		Smithsonian Institution	0.974%	09/01/23	$779,073
1,000,000		Smithsonian Institution	1.118	09/01/24	958,858
1,600,000		Smithsonian Institution	1.514	09/01/26	1,506,522
1,225,000	g	TEGNA, Inc	4.750	03/15/26	1,224,363
850,000		TEGNA, Inc	4.625	03/15/28	845,512
1,230,000		Time Warner Cable LLC	5.875	11/15/40	1,321,893
475,000		Time Warner Cable LLC	4.500	09/15/42	439,337
1,275,000	g	Univision Communications, Inc	4.500	05/01/29	1,213,653
515,000		ViacomCBS, Inc	5.850	09/01/43	593,368
125,000		Walt Disney Co	7.625	11/30/28	155,116
1,825,000		Weibo Corp	3.375	07/08/30	1,557,242
		TOTAL MEDIA & ENTERTAINMENT			144,165,129

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.0%
850,000		AbbVie, Inc	2.850	05/14/23	855,066
2,625,000		AbbVie, Inc	3.800	03/15/25	2,673,779
6,825,000		AbbVie, Inc	4.050	11/21/39	7,012,053
1,450,000		AbbVie, Inc	4.400	11/06/42	1,529,783
580,000		AbbVie, Inc	4.450	05/14/46	616,299
4,850,000		AbbVie, Inc	4.250	11/21/49	5,032,927
6,000,000		AstraZeneca plc	1.375	08/06/30	5,228,588
1,500,000	g	Avantor Funding, Inc	4.625	07/15/28	1,483,500
2,040,000	g	Avantor Funding, Inc	3.875	11/01/29	1,917,600
750,000		Bristol-Myers Squibb Co	2.350	11/13/40	632,887
1,700,000		Bristol-Myers Squibb Co	3.550	03/15/42	1,681,396
1,090,000		Danaher Corp	2.800	12/10/51	926,212
475,000	g	Endo Luxembourg Finance Co I Sarl	6.125	04/01/29	433,437
450,000		Gilead Sciences, Inc	4.000	09/01/36	459,726
3,900,000		Gilead Sciences, Inc	2.800	10/01/50	3,191,463
900,000		Johnson & Johnson	3.400	01/15/38	917,596
1,325,000		Merck & Co, Inc	2.750	12/10/51	1,154,128
1,450,000		Mylan, Inc	4.550	04/15/28	1,465,998
3,150,000	g	Organon Finance LLC	5.125	04/30/31	3,039,750
6,950,000		Takeda Pharmaceutical Co Ltd	2.050	03/31/30	6,273,317
600,000		Takeda Pharmaceutical Co Ltd	3.025	07/09/40	534,964
3,000,000		Teva Pharmaceutical Finance Netherlands III BV	3.150	10/01/26	2,716,170
1,045,000		Teva Pharmaceutical Finance Netherlands III BV	4.750	05/09/27	1,003,148
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			50,779,787

REAL ESTATE - 1.8%
350,000		Alexandria Real Estate Equities, Inc	3.950	01/15/27	357,837
450,000		Alexandria Real Estate Equities, Inc	3.950	01/15/28	459,482
1,650,000		Alexandria Real Estate Equities, Inc	4.900	12/15/30	1,824,136
1,125,000		Alexandria Real Estate Equities, Inc	1.875	02/01/33	951,517
875,000		American Tower Corp	5.000	02/15/24	905,045
1,425,000		American Tower Corp	2.950	01/15/25	1,408,840
475,000		American Tower Corp	3.375	10/15/26	468,662
1,200,000		American Tower Corp	3.600	01/15/28	1,188,501
1,480,000		American Tower Corp	3.800	08/15/29	1,472,798
4,100,000		American Tower Corp	2.900	01/15/30	3,804,498
825,000		American Tower Corp	2.100	06/15/30	719,490
1,390,000		American Tower Corp	1.875	10/15/30	1,182,984
263

TIAA-CREF FUNDS - Core Plus Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE

$950,000		Brandywine Operating Partnership LP	4.100%	10/01/24	$961,127
1,750,000		Brixmor Operating Partnership LP	3.850	02/01/25	1,762,882
350,000		Brixmor Operating Partnership LP	2.250	04/01/28	319,633
400,000		Brixmor Operating Partnership LP	2.500	08/16/31	353,297
775,000		Crown Castle International Corp	3.650	09/01/27	769,375
2,025,000		Crown Castle International Corp	2.250	01/15/31	1,784,804
3,525,000		Crown Castle International Corp	2.100	04/01/31	3,048,372
1,775,000		CubeSmart LP	2.250	12/15/28	1,611,834
1,850,000	g	Cushman & Wakefield US Borrower LLC	6.750	05/15/28	1,933,250
625,000		Duke Realty LP	2.875	11/15/29	599,130
590,000		Equinix, Inc	2.150	07/15/30	516,348
2,375,000		Essential Properties LP	2.950	07/15/31	2,077,739
1,890,000		Essex Portfolio LP	3.000	01/15/30	1,809,555
600,000		Federal Realty Investment Trust	1.250	02/15/26	552,147
4,980,000	g	HAT Holdings I LLC	3.375	06/15/26	4,731,000
1,500,000		Healthcare Realty Trust, Inc	3.875	05/01/25	1,510,194
1,500,000		Healthcare Realty Trust, Inc	3.625	01/15/28	1,485,639
525,000		Healthcare Realty Trust, Inc	2.400	03/15/30	476,239
550,000		Healthcare Realty Trust, Inc	2.050	03/15/31	478,445
1,225,000		Healthcare Trust of America Holdings LP	3.500	08/01/26	1,221,302
3,055,000		Healthcare Trust of America Holdings LP	3.100	02/15/30	2,904,048
375,000		Highwoods Realty LP	3.875	03/01/27	377,674
725,000		Highwoods Realty LP	4.125	03/15/28	734,867
700,000		Highwoods Realty LP	4.200	04/15/29	713,805
3,369,000		Highwoods Realty LP	2.600	02/01/31	3,056,904
1,225,000	g	Howard Hughes Corp	4.125	02/01/29	1,149,369
460,000		Hudson Pacific Properties LP	3.950	11/01/27	461,831
1,075,000		Hudson Pacific Properties LP	4.650	04/01/29	1,127,177
1,400,000		Kennedy-Wilson, Inc	4.750	03/01/29	1,349,782
1,475,000		Kennedy-Wilson, Inc	5.000	03/01/31	1,416,000
1,285,000		Life Storage LP	2.400	10/15/31	1,132,443
1,500,000		Mid-America Apartments LP	4.300	10/15/23	1,525,141
1,000,000		Mid-America Apartments LP	3.750	06/15/24	1,013,490
850,000		Mid-America Apartments LP	4.000	11/15/25	867,504
3,925,000		Mid-America Apartments LP	2.750	03/15/30	3,747,413
1,625,000		Mid-America Apartments LP	1.700	02/15/31	1,408,927
1,000,000		Mid-America Apartments LP	2.875	09/15/51	837,524
550,000		National Retail Properties, Inc	4.000	11/15/25	563,238
600,000		National Retail Properties, Inc	3.600	12/15/26	601,363
875,000		Regency Centers LP	3.900	11/01/25	889,626
425,000		Regency Centers LP	3.600	02/01/27	430,717
1,650,000		Regency Centers LP	2.950	09/15/29	1,571,899
1,700,000		Retail Properties of America, Inc	4.750	09/15/30	1,756,875
5,800,000	g	SBA Tower Trust	2.836	01/15/25	5,705,529
2,080,000	g	SBA Tower Trust	1.884	01/15/26	1,962,396
3,500,000	g	SBA Tower Trust	1.631	11/15/26	3,289,106
789,000	g	SBA Tower Trust	2.328	01/15/28	747,526
603,000		SITE Centers Corp	3.625	02/01/25	603,392
3,820,000	e	SITE Centers Corp	4.250	02/01/26	3,864,567
650,000		SITE Centers Corp	4.700	06/01/27	672,777
1,150,000		Weingarten Realty Investors	3.375	10/15/22	1,155,068
80,000		Weingarten Realty Investors	3.500	04/15/23	80,652
400,000		Weingarten Realty Investors	4.450	01/15/24	407,216
264

TIAA-CREF FUNDS - Core Plus Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE

$925,000		Weingarten Realty Investors	3.850%	06/01/25	$934,957
300,000		Weingarten Realty Investors	3.250	08/15/26	298,427
650,000		Weyerhaeuser Co	4.000	03/09/52	648,707
		TOTAL REAL ESTATE			92,754,039

RETAILING - 0.6%
2,670,000	g	Asbury Automotive Group, Inc	4.625	11/15/29	2,486,437
755,000	g	Asbury Automotive Group, Inc	5.000	02/15/32	701,803
1,800,000		AutoNation, Inc	3.800	11/15/27	1,800,690
250,000		AutoNation, Inc	2.400	08/01/31	217,657
1,950,000		AutoZone, Inc	1.650	01/15/31	1,662,193
300,000		Chevron USA, Inc	3.900	11/15/24	308,976
3,900,000	g	JSM Global Sarl	4.750	10/20/30	3,417,414
1,225,000	g	Kia Corp	2.750	02/14/27	1,184,030
925,000	g	L Brands, Inc	6.625	10/01/30	971,250
2,175,000	g	Lithia Motors, Inc	4.625	12/15/27	2,158,687
1,900,000	g	Magic Mergeco, Inc	5.250	05/01/28	1,744,390
790,000		O’Reilly Automotive, Inc	3.550	03/15/26	794,914
1,400,000		O’Reilly Automotive, Inc	3.600	09/01/27	1,415,004
1,225,000		O’Reilly Automotive, Inc	4.200	04/01/30	1,266,932
2,200,000		O’Reilly Automotive, Inc	1.750	03/15/31	1,879,234
2,000,000	g	Prosus NV	3.832	02/08/51	1,457,512
5,000,000	g	Staples, Inc	7.500	04/15/26	4,855,525
550,000	g	Superior Plus LP	4.500	03/15/29	516,797
2,550,000		Target Corp	2.350	02/15/30	2,435,979
		TOTAL RETAILING			31,275,424

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.5%
1,175,000	g	Broadcom, Inc	4.000	04/15/29	1,174,424
4,364,000		Broadcom, Inc	4.150	11/15/30	4,422,865
3,700,000	g	Broadcom, Inc	2.450	02/15/31	3,300,689
2,003,000	g	Broadcom, Inc	3.469	04/15/34	1,855,041
3,736,000	g	Broadcom, Inc	3.187	11/15/36	3,243,180
1,035,000		Intel Corp	3.734	12/08/47	1,033,712
700,000		Lam Research Corp	3.750	03/15/26	719,284
775,000		Lam Research Corp	4.000	03/15/29	812,302
3,595,000		NVIDIA Corp	2.000	06/15/31	3,279,564
1,425,000	g	NXP BV	3.875	06/18/26	1,429,579
725,000	g	NXP BV	3.400	05/01/30	702,711
1,575,000	g	NXP BV	3.125	02/15/42	1,355,900
700,000		Texas Instruments, Inc	2.625	05/15/24	702,413
505,000		Texas Instruments, Inc	4.150	05/15/48	560,804
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			24,592,468

SOFTWARE & SERVICES - 0.5%
2,975,000		Adobe, Inc	2.300	02/01/30	2,814,730
265,000	g	CA Magnum Holdings	5.375	10/31/26	261,025
425,000	g	Camelot Finance S.A.	4.500	11/01/26	413,312
690,000	g	Clarivate Science Holdings Corp	3.875	07/01/28	658,101
2,135,000		Fiserv, Inc	3.500	07/01/29	2,101,464
900,000	g	Gartner, Inc	3.750	10/01/30	844,875
1,413,000	g	j2 Global, Inc	4.625	10/15/30	1,345,494
265

TIAA-CREF FUNDS - Core Plus Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE

$3,000,000		Microsoft Corp	2.400%	08/08/26	$2,974,888
1,165,000		Microsoft Corp	3.300	02/06/27	1,195,016
1,149,000		Microsoft Corp	2.525	06/01/50	992,156
1,885,000	g	NCR Corp	5.000	10/01/28	1,804,887
2,830,000	g	Open Text Corp	3.875	12/01/29	2,688,500
550,000	g	Open Text Holdings, Inc	4.125	02/15/30	521,507
1,525,000	g	Rackspace Technology Global, Inc	3.500	02/15/28	1,364,303
650,000		salesforce.com, Inc	3.700	04/11/28	671,571
2,175,000		salesforce.com, Inc	1.950	07/15/31	1,989,799
1,900,000		salesforce.com, Inc	2.700	07/15/41	1,681,486
550,000		Visa, Inc	2.700	04/15/40	500,043
		TOTAL SOFTWARE & SERVICES			24,823,157

TECHNOLOGY HARDWARE & EQUIPMENT - 0.6%
1,470,000		Amphenol Corp	2.800	02/15/30	1,393,724
5,575,000		Apple, Inc	2.450	08/04/26	5,506,721
10,350,000		Apple, Inc	2.050	09/11/26	10,046,153
1,000,000		Apple, Inc	3.850	05/04/43	1,051,838
640,000		Apple, Inc	4.650	02/23/46	757,284
290,000		Corning, Inc	4.375	11/15/57	293,078
1,805,000		Dell International LLC	5.300	10/01/29	1,966,096
875,000		Flex Ltd	4.875	06/15/29	910,323
4,125,000	g	Imola Merger Corp	4.750	05/15/29	3,972,210
1,500,000	g	Lenovo Group Ltd	3.421	11/02/30	1,388,533
975,000	g	Sensata Technologies BV	4.000	04/15/29	928,424
450,000		Tyco Electronics Group S.A.	3.700	02/15/26	459,181
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			28,673,565

TELECOMMUNICATION SERVICES - 2.4%
3,825,000	g	Altice France S.A.	5.125	07/15/29	3,428,156
3,075,000	g	America Movil SAB de C.V.	5.375	04/04/32	3,095,018
5,500,000		AT&T, Inc	2.250	02/01/32	4,876,951
6,563,000		AT&T, Inc	2.550	12/01/33	5,830,861
2,085,000		AT&T, Inc	4.500	05/15/35	2,208,746
2,050,000		AT&T, Inc	3.300	02/01/52	1,757,244
13,725,000		AT&T, Inc	3.550	09/15/55	12,104,987
4,917,000		AT&T, Inc	3.800	12/01/57	4,485,976
7,083,000		AT&T, Inc	3.650	09/15/59	6,211,314
3,875,000	g	Avaya, Inc	6.125	09/15/28	3,821,409
3,000,000	g	Bharti Airtel Ltd	4.375	06/10/25	3,021,631
5,000,000	g	Bharti Airtel Ltd	3.250	06/03/31	4,621,071
3,200,000	g	C&W Senior Financing Designated Activity Co	6.875	09/15/27	3,176,000
2,575,000	g	Empresa Nacional de Telecomunicaciones S.A.	3.050	09/14/32	2,336,812
1,925,000	g	Iliad Holding SASU	6.500	10/15/26	1,930,197
2,268,000	g	Millicom International Cellular S.A.	5.125	01/15/28	2,258,883
1,175,000	g	Millicom International Cellular S.A.	4.500	04/27/31	1,094,272
2,150,000	g	MTN Mauritius Investment Ltd	6.500	10/13/26	2,262,019
370,000		Orange S.A.	5.375	01/13/42	425,198
1,875,000		Telefonica Emisiones SAU	4.103	03/08/27	1,917,652
1,150,000		Telefonica Emisiones SAU	4.895	03/06/48	1,189,107
3,000,000	g	Telefonica Moviles Chile S.A.	3.537	11/18/31	2,790,000
800,000		T-Mobile USA, Inc	2.250	02/15/26	753,840
266

TIAA-CREF FUNDS - Core Plus Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE

$3,000,000		T-Mobile USA, Inc	2.625%	02/15/29	$2,738,190
8,650,000		T-Mobile USA, Inc	3.875	04/15/30	8,683,209
6,350,000		T-Mobile USA, Inc	2.550	02/15/31	5,758,189
750,000		T-Mobile USA, Inc	3.000	02/15/41	633,989
725,000		T-Mobile USA, Inc	4.500	04/15/50	733,451
3,000,000		T-Mobile USA, Inc	3.300	02/15/51	2,524,279
950,000		Verizon Communications, Inc	1.680	10/30/30	828,332
750,000		Verizon Communications, Inc	1.750	01/20/31	653,903
1,158,000	g	Verizon Communications, Inc	2.355	03/15/32	1,045,923
11,300,000		Verizon Communications, Inc	2.875	11/20/50	9,441,412
5,335,000	g	Vmed O2 UK Financing I plc	4.750	07/15/31	5,028,238
2,850,000		Vodafone Group plc	4.375	02/19/43	2,860,554
2,620,000		Vodafone Group plc	4.250	09/17/50	2,609,906
6,000,000		Vodafone Group plc	4.125	06/04/81	5,447,640
		TOTAL TELECOMMUNICATION SERVICES			124,584,559

TRANSPORTATION - 0.6%
3,600,000	g	Adani Ports & Special Economic Zone Ltd	3.100	02/02/31	3,099,322
3,000,000	g	AerCap Global Aviation	6.500	06/15/45	2,937,420
1,800,000		Burlington Northern Santa Fe LLC	3.050	02/15/51	1,652,626
5,500,000		Canadian Pacific Railway Co	2.050	03/05/30	5,038,234
750,000		Canadian Pacific Railway Co	3.100	12/02/51	663,106
2,750,000	g	Cargo Aircraft Management, Inc	4.750	02/01/28	2,684,220
1,990,000		CSX Corp	3.250	06/01/27	2,003,111
700,000		CSX Corp	3.800	03/01/28	723,228
3,295,000		CSX Corp	4.250	03/15/29	3,494,241
1,000,000	g	DP World Ltd	5.625	09/25/48	1,081,382
2,235,000	g	First Student Bidco, Inc	4.000	07/31/29	2,084,182
3,000,000	g	Grupo Aeromexico SAB de C.V.	8.500	03/17/27	3,013,950
747,022	g	Lima Metro Line 2 Finance Ltd	4.350	04/05/36	738,625
1,550,000		Union Pacific Corp	2.891	04/06/36	1,448,320
1,880,000		Union Pacific Corp	3.839	03/20/60	1,886,537
		TOTAL TRANSPORTATION			32,548,504

UTILITIES - 3.0%
1,775,000	g	Access Bank plc	6.125	09/21/26	1,671,982
325,000		AEP Transmission Co LLC	3.100	12/01/26	324,192
350,000		AEP Transmission Co LLC	4.000	12/01/46	356,344
1,585,000		AEP Transmission Co LLC	2.750	08/15/51	1,298,397
1,400,000	g	Aeropuerto Internacional de Tocumen S.A.	4.000	08/11/41	1,273,046
700,000		Alabama Power Co	4.150	08/15/44	710,607
1,850,000		Ameren Corp	3.650	02/15/26	1,872,373
525,000		American Water Capital Corp	3.000	12/01/26	523,629
1,927,000		American Water Capital Corp	2.800	05/01/30	1,846,058
5,000,000		American Water Capital Corp	2.300	06/01/31	4,560,151
500,000		American Water Capital Corp	4.000	12/01/46	505,168
900,000		American Water Capital Corp	3.750	09/01/47	878,502
3,100,000		Atmos Energy Corp	1.500	01/15/31	2,670,329
250,000		Atmos Energy Corp	4.125	10/15/44	256,353
800,000	g	Azure Power Solar Energy Pvt Ltd	5.650	12/24/24	817,880
1,325,000		Baltimore Gas & Electric Co	3.750	08/15/47	1,304,877
2,250,000	g	Becle SAB de C.V.	2.500	10/14/31	1,995,975
267

TIAA-CREF FUNDS - Core Plus Bond Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE

	$7,100,000		Berkshire Hathaway Energy Co	1.650%	05/15/31	$6,182,752
	925,000		Black Hills Corp	4.250	11/30/23	942,692
	725,000		CenterPoint Energy Houston Electric LLC	3.000	03/01/32	708,808
	300,000		CenterPoint Energy Resources Corp	6.250	02/01/37	366,439
	525,000	g	Clearway Energy Operating LLC	4.750	03/15/28	527,273
	1,000,000		CMS Energy Corp	3.600	11/15/25	1,006,382
	3,050,000		CMS Energy Corp	4.750	06/01/50	3,019,500
	1,900,000	g	Colbun S.A.	3.150	01/19/32	1,729,000
	200,000		Commonwealth Edison Co	5.900	03/15/36	245,487
	1,650,000		Commonwealth Edison Co	2.750	09/01/51	1,401,913
	1,290,000		Consumers Energy Co	2.650	08/15/52	1,070,762
	755,000		Dominion Energy, Inc	2.250	08/15/31	680,065
	3,375,000		Dominion Energy, Inc	3.300	04/15/41	3,061,965
	250,000		Duke Energy Corp	3.300	06/15/41	226,355
	875,000		Duke Energy Corp	3.750	09/01/46	825,917
	5,000,000		Duke Energy Florida LLC	3.400	10/01/46	4,709,610
	4,000,000		Edison International	5.375	N/A‡	3,859,000
	2,525,000	g	Empresas Publicas de Medellin ESP	4.250	07/18/29	2,247,755
	2,000,000		Enel Chile S.A.	4.875	06/12/28	2,071,820
	4,900,000	g	EnfraGen Energia Sur S.A.	5.375	12/30/30	3,403,932
	3,450,000	g	Eskom Holdings SOC Ltd	8.450	08/10/28	3,357,464
	6,775,000		Exelon Corp	4.050	04/15/30	6,993,392
	1,270,000		Florida Power & Light Co	3.990	03/01/49	1,357,660
UGX	6,000,000,000	†,g	ICBC Standard Bank plc	14.250	06/26/34	1,591,230
	$750,000		Indiana Michigan Power Co	3.750	07/01/47	715,267
	1,140,000		Indiana Michigan Power Co	3.250	05/01/51	1,016,945
	2,000,000	g	Israel Electric Corp Ltd	4.250	08/14/28	2,014,200
	1,250,000	g	Israel Electric Corp Ltd	3.750	02/22/32	1,199,680
	1,525,000	g	Kallpa Generacion SA	4.125	08/16/27	1,525,763
	2,400,000	g	Korea Southern Power Co Ltd	0.750	01/27/26	2,198,421
	775,000		MidAmerican Energy Co	3.650	04/15/29	796,585
	1,550,000		MidAmerican Energy Co	3.650	08/01/48	1,535,718
	1,000,000	g	Nemak SAB de C.V.	3.625	06/28/31	872,660
	1,000,000		Nevada Power Co	5.450	05/15/41	1,154,300
	5,440,000		NextEra Energy Capital Holdings, Inc	2.250	06/01/30	4,979,520
	50,000	g	NextEra Energy Operating Partners LP	4.250	09/15/24	50,375
	8,135,000		NiSource, Inc	1.700	02/15/31	6,900,408
	1,400,000		Northern States Power Co	3.600	09/15/47	1,384,897
	1,955,000	g	NRG Energy, Inc	2.450	12/02/27	1,803,104
	1,350,000		NRG Energy, Inc	5.750	01/15/28	1,372,147
	500,000		NSTAR Electric Co	3.950	04/01/30	518,994
	1,550,000		Ohio Power Co	4.150	04/01/48	1,566,349
	1,365,000		Ohio Power Co	4.000	06/01/49	1,359,941
	575,000		ONE Gas, Inc	3.610	02/01/24	577,079
	600,000	g	Pattern Energy Operations LP	4.500	08/15/28	590,286
	825,000		PECO Energy Co	3.000	09/15/49	741,752
	2,325,000		PECO Energy Co	2.800	06/15/50	2,004,783
	2,000,000	g	Pelabuhan Indonesia III PT	4.875	10/01/24	2,058,660
	2,000,000	g	Perusahaan Listrik Negara PT	4.125	05/15/27	2,021,260
	1,800,000	g	Perusahaan Listrik Negara PT	5.450	05/21/28	1,930,500
	1,131,891	g,o	Petra Diamonds US Treasury plc	10.500	03/08/26	1,188,486
	2,975,000	†,g	Phosagro OAO Via Phosagro Bond Funding DAC	2.600	09/16/28	821,844
268

TIAA-CREF FUNDS - Core Plus Bond Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE

	$50,000		Potomac Electric Power Co	7.900%	12/15/38	$71,642
	2,500,000	g	Promigas S.A. ESP	3.750	10/16/29	2,263,775
	4,000,000		Public Service Co of Colorado	1.875	06/15/31	3,554,803
	550,000		Public Service Co of Colorado	4.750	08/15/41	601,709
	1,410,000		Public Service Co of Colorado	4.050	09/15/49	1,483,233
	3,200,000	g	Rumo Luxembourg Sarl	4.200	01/18/32	2,771,200
	1,994,000	g	Saka Energi Indonesia PT	4.450	05/05/24	1,952,625
	8,400,000		Sempra Energy	4.875	N/A‡	8,442,000
	2,382,303	g	Solar Star Funding LLC	3.950	06/30/35	2,406,126
	1,325,000		Southern Co	4.400	07/01/46	1,353,831
	10,000,000		Southern Co	4.000	01/15/51	9,675,000
	75,000		Southern Co Gas Capital Corp	3.875	11/15/25	76,333
	625,000		Southern Co Gas Capital Corp	4.400	06/01/43	625,220
	425,000		Southern Co Gas Capital Corp	3.950	10/01/46	401,168
	1,635,259	g	UEP Penonome II S.A.	6.500	10/01/38	1,553,496
	650,000		Virginia Electric & Power Co	2.950	11/15/26	642,098
	650,000		Virginia Electric & Power Co	3.500	03/15/27	660,813
	775,000		Virginia Electric & Power Co	3.800	09/15/47	773,753
	850,000		Wisconsin Power & Light Co	4.100	10/15/44	824,433
	215,000		Xcel Energy, Inc	4.800	09/15/41	230,251
			TOTAL UTILITIES			159,716,469

			TOTAL CORPORATE BONDS			2,090,615,477
			(Cost $2,202,166,965)

GOVERNMENT BONDS - 35.1%

FOREIGN GOVERNMENT BONDS - 3.3%
	750,000	g	African Export-Import Bank	2.634	05/17/26	696,447
	3,325,000	g	Arab Petroleum Investments Corp	4.125	09/18/23	3,395,087
INR	70,000,000		Asian Development Bank	6.200	10/06/26	906,143
	$550,000	g	Banque Ouest Africaine de Developpement	5.000	07/27/27	552,962
	3,000,000	g	Banque Ouest Africaine de Developpement	4.700	10/22/31	2,957,443
EUR	1,575,000	g	Banque Ouest Africaine de Developpement	2.750	01/22/33	1,602,878
	$287,000	g	Barbados Government International Bond	6.500	10/01/29	275,021
	3,550,000	g	Bermuda Government International Bond	3.717	01/25/27	3,598,812
	3,660,000	g	Bermuda Government International Bond	4.750	02/15/29	3,927,546
	1,500,000	e,g	BNG Bank NV	1.500	10/16/24	1,461,029
	1,575,000		Brazilian Government International Bond	4.625	01/13/28	1,578,528
	1,450,000		Brazilian Government International Bond	3.875	06/12/30	1,336,755
	1,550,000		Brazilian Government International Bond	5.625	02/21/47	1,464,579
	1,500,000		Brazilian Government International Bond	4.750	01/14/50	1,255,860
	1,225,000		Chile Government International Bond	2.750	01/31/27	1,197,585
	3,575,000	e	Chile Government International Bond	2.550	01/27/32	3,359,141
CNY	8,950,000		China Government Bond	2.880	11/05/23	1,423,576
	3,250,000		China Government Bond	3.270	11/19/30	528,040
	3,300,000		China Government Bond	3.810	09/14/50	555,623
	$3,000,000		Colombia Government International Bond	3.250	04/22/32	2,504,610
	1,500,000	e	Colombia Government International Bond	5.000	06/15/45	1,262,415
	1,850,000	g	Costa Rica Government International Bond	5.625	04/30/43	1,618,769
	750,000	g	Development Bank of Japan, Inc	0.500	03/04/24	721,918
DOP	90,000,000	g	Dominican Republic Government International Bond	9.750	06/05/26	1,670,786
269

TIAA-CREF FUNDS - Core Plus Bond Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE

DOP	160,000,000	g	Dominican Republic Government International Bond	12.000%	03/05/32	$3,493,045
	$2,250,000	g	Dominican Republic Government International Bond	4.875	09/23/32	2,036,273
	3,725,000	g	Dominican Republic Government International Bond	6.500	02/15/48	3,538,787
	1,295,000	g	Dominican Republic International Bond	5.500	02/22/29	1,278,813
	170,283	g	Ecuador Government International Bond	0.000	07/31/30	94,509
	928,125	g	Ecuador Government International Bond (Step Bond)	5.000	07/31/30	774,994
	650,162	g	Ecuador Government International Bond (Step Bond)	1.000	07/31/35	425,212
EUR	1,400,000	g	Egypt Government International Bond	5.625	04/16/30	1,300,020
	$1,500,000	g	Egypt Government International Bond	7.053	01/15/32	1,316,838
	2,475,000	g	Egypt Government International Bond	8.500	01/31/47	2,105,482
	2,250,000	g	Egypt Government International Bond	8.875	05/29/50	1,942,875
	1,200,000	g	El Salvador Government International Bond	7.625	02/01/41	552,012
	900,000	†	European Bank for Reconstruction & Development	10.000	02/28/23	759,822
	1,375,000	g	Export-Import Bank of India	3.875	02/01/28	1,359,402
	2,625,000	g	Export-Import Bank of India	2.250	01/13/31	2,259,943
	2,200,000	g	Ghana Government International Bond	8.125	03/26/32	1,584,000
	1,675,000	g	Guatemala Government International Bond	4.375	06/05/27	1,684,213
	1,200,000	g	Guatemala Government International Bond	6.125	06/01/50	1,260,012
	425,000	g	Hungary Government International Bond	2.125	09/22/31	383,506
	1,200,000		Indonesia Government International Bond	3.550	03/31/32	1,232,226
	1,900,000	g	Indonesia Government International Bond	4.625	04/15/43	1,986,450
	1,762,500	g	Iraq Government International Bond	5.800	01/15/28	1,716,283
	3,100,000		Israel Government International Bond	3.250	01/17/28	3,183,231
EUR	125,000	g	Ivory Coast Government International Bond	4.875	01/30/32	121,310
	$985,417	g	Ivory Coast Government International Bond (Step Bond)	5.750	12/31/32	963,922
	3,025,000		Jamaica Government International Bond	8.000	03/15/39	3,932,530
	2,500,000	g	Japan Finance Organization for Municipalities	3.000	03/12/24	2,518,353
	1,750,000	g	Jordan Government International Bond	4.950	07/07/25	1,740,466
	550,000	g	Kazakhstan Government International Bond	4.875	10/14/44	541,535
	2,500,000	g	Kenya Government International Bond	7.000	05/22/27	2,401,346
	575,000	g	Kenya Government International Bond	6.300	01/23/34	491,263
	1,560,000	g	Kommunalbanken AS.	2.750	02/05/24	1,570,242
	1,500,000	g	Korea Housing Finance Corp	3.000	10/31/22	1,504,830
MYR	3,800,000		Malaysia Government Bond	3.828	07/05/34	866,722
MXN	18,000,000		Mexican Bonos	5.750	03/05/26	823,059
	16,300,000		Mexican Bonos	8.500	11/18/38	831,792
	$2,200,000		Mexico Government International Bond	4.150	03/28/27	2,312,178
	525,000	e	Mexico Government International Bond	3.250	04/16/30	505,349
	1,859,000		Mexico Government International Bond	6.050	01/11/40	2,105,150
	3,000,000		Mexico Government International Bond	4.280	08/14/41	2,796,510
	500,000	g	Mongolia Government International Bond	5.125	04/07/26	490,841
	1,025,000	g	Morocco Government International Bond	3.000	12/15/32	887,214
	2,575,000	g	Morocco Government International Bond	5.500	12/11/42	2,521,909
	525,000	g	Morocco Government International Bond	4.000	12/15/50	420,065
	1,400,000	g	Namibia Government International Bond	5.250	10/29/25	1,405,786
	1,500,000	g	Nederlandse Waterschapsbank NV	1.875	04/14/22	1,500,543
	300,000	g	Nigeria Government International Bond	6.500	11/28/27	284,510
	850,000	e,g,k	Nigeria Government International Bond	8.375	03/24/29	858,194
	1,250,000	e,g	Nigeria Government International Bond	7.375	09/28/33	1,135,398
	400,000	g	Oman Government International Bond	6.750	10/28/27	434,152
	1,000,000	e,g	Oman Government International Bond	6.250	01/25/31	1,057,376
	1,500,000	g	Oman Government International Bond	7.375	10/28/32	1,715,402
270

TIAA-CREF FUNDS - Core Plus Bond Fund

				REFERENCE		MATURITY
PRINCIPAL			ISSUER	RATE & SPREAD	RATE	DATE	VALUE

	$400,000	e,g	Oman Sovereign Sukuk Co		4.875%	06/15/30	$416,634
	1,250,000	e,g	Pakistan Global Sukuk Programme Co Ltd		7.950	01/31/29	1,165,675
	1,800,000		Panama Bonos del Tesoro		3.362	06/30/31	1,692,000
	1,600,000		Panama Notas del Tesoro		3.750	04/17/26	1,605,600
	925,000	g	Paraguay Government International Bond		4.700	03/27/27	962,000
	1,475,000	g	Paraguay Government International Bond		5.400	03/30/50	1,493,438
	2,225,000	g	Perusahaan Penerbit SBSN Indonesia III		4.400	03/01/28	2,389,650
	990,000		Peruvian Government International Bond		3.000	01/15/34	922,838
	990,000	k	Philippine Government International Bond		4.200	03/29/47	1,032,962
	1,836,781	g	Provincia de Buenos Aires (Step Bond)		3.900	09/01/37	782,487
	1,500,000	g	Provincia de Mendoza Argentina (Step Bond)		4.250	03/19/29	993,750
	700,000	g	Qatar Government International Bond		3.400	04/16/25	712,542
	1,375,000	g	Qatar Government International Bond		3.750	04/16/30	1,448,287
	2,600,000	g	Qatar Government International Bond		4.400	04/16/50	2,922,651
GHS	8,800,000		Republic of Ghana Government Bonds		16.500	02/06/23	1,161,721
	$5,000,000		Republic of Italy Government International Bond		4.000	10/17/49	4,797,290
UZS	5,320,000,000	g	Republic of Uzbekistan Bond		14.500	11/25/23	426,195
	$2,150,000	g	Republic of Uzbekistan International Bond		4.750	02/20/24	2,148,766
UZS	5,708,925,000	g	Republic of Uzbekistan International Bond		14.000	07/19/24	435,988
	$1,050,000	g	Romanian Government International Bond		4.375	08/22/23	1,072,386
	1,820,000	g	Romanian Government International Bond		3.000	02/27/27	1,763,325
	1,425,000	g	Romanian Government International Bond		4.000	02/14/51	1,232,481
RUB	74,000,000	†	Russian Federal Bond-OFZ		6.000	10/06/27	27,323
	$1,600,000	†,g	Russian Foreign Bond - Eurobond		5.100	03/28/35	256,000
	3,150,000	g	Rwanda International Government Bond		5.500	08/09/31	2,871,051
	1,175,000	g	Saudi Government International Bond		4.500	04/17/30	1,284,645
	2,000,000	g	Saudi Government International Bond		3.750	01/21/55	1,924,448
	1,225,000	g	Serbia International Bond		2.125	12/01/30	1,022,435
	2,350,000		South Africa Government International Bond		4.300	10/12/28	2,268,177
ZAR	9,000,000		South Africa Government International Bond		7.000	02/28/31	513,344
	9,300,000		South Africa Government International Bond		8.750	01/31/44	535,611
	$2,800,000		South Africa Government International Bond		5.375	07/24/44	2,465,295
	2,400,000		State of Israel		3.800	05/13/60	2,399,775
THB	18,500,000		Thailand Government International Bond		2.875	12/17/28	579,940
	18,500,000		Thailand Government International Bond		3.300	06/17/38	558,782
	$2,500,000	g	Turkiye Ihracat Kredi Bankasi AS.		5.750	07/06/26	2,281,687
	1,250,000	g	Ukraine Government International Bond		6.876	05/21/29	512,500
EUR	850,000	g	Ukraine Government International Bond		4.375	01/27/30	385,528
UYU	59,000,000	g	Uruguay Government International Bond		9.875	06/20/22	1,439,657
	$1,850,000		Uruguay Government International Bond		4.125	11/20/45	2,003,254
	1,500,000	g	Zambia Government International Bond		8.500	04/14/24	1,083,420
			TOTAL FOREIGN GOVERNMENT BONDS				170,848,986

MORTGAGE BACKED - 16.9%
	5,690,000	g,i	Connecticut Avenue Securities Trust		1.999	12/25/41	5,426,357
	3,000,000	g,i	Connecticut Avenue Securities Trust		4.599	01/25/42	2,830,882
	4,985,000	g,i	Connecticut Avenue Securities Trust		6.349	03/25/42	5,103,876
	1,765,264	i	Federal Home Loan Mortgage Corp (FHLMC)	LIBOR 1 M + 5.920%	5.523	03/15/44	244,764
	5,791,832		FHLMC		4.000	10/01/47	6,008,110
	282,502		FHLMC		4.000	06/01/48	292,346
	3,619,664	i	FHLMC	LIBOR 1 M + 9.920%	9.285	06/15/48	3,997,200
	185,674		FHLMC		4.000	07/01/48	192,504
271

TIAA-CREF FUNDS - Core Plus Bond Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE

$2,614,409	i	FHLMC	LIBOR 1 M + 9.840%	9.205%	10/15/48	$2,821,009
45,090,414		FHLMC		3.000	11/01/49	44,383,834
8,368,922		FHLMC		2.000	09/25/50	968,983
12,030,647		FHLMC		2.500	11/25/50	2,018,094
15,794,976		FHLMC		2.500	02/25/51	2,755,069
4,281,037		FHLMC		3.000	11/01/51	4,223,116
6,650,665		FHLMC		3.000	11/01/51	6,582,772
836,444		FHLMC		3.000	11/01/51	831,522
1,186,658		FHLMC		3.000	11/01/51	1,174,544
16,032,071	h	FHLMC		2.000	02/01/52	14,915,187
17,246,286	h	FHLMC		2.500	02/01/52	16,484,924
15,700,000	h	FHLMC		2.500	03/01/52	15,030,809
20,520,000	h	FHLMC		2.500	03/01/52	19,608,821
407		Federal Home Loan Mortgage Corp Gold (FGLMC)		8.000	01/01/31	413
135,646		FGLMC		7.000	12/01/33	148,047
23,579		FGLMC		4.500	10/01/34	24,978
38,515		FGLMC		7.000	05/01/35	41,660
1,229,533		FGLMC		5.000	06/01/36	1,330,724
579,591		FGLMC		4.500	10/01/44	614,591
93,943		FGLMC		4.500	11/01/44	99,948
122,045		FGLMC		4.500	11/01/44	128,871
102,349		FGLMC		4.500	12/01/44	109,024
66,906		FGLMC		4.500	12/01/44	70,091
611,602		FGLMC		3.500	04/01/45	624,033
2,392,212		FGLMC		3.500	08/01/45	2,440,835
1,348,064		FGLMC		3.500	10/01/45	1,374,886
3,072,351		FGLMC		4.000	12/01/45	3,216,002
11,459,097		FGLMC		3.500	08/01/46	11,682,249
1,520,685		FGLMC		4.500	06/01/47	1,622,439
1,788,001		FGLMC		4.000	09/01/47	1,867,131
1,719,933		FGLMC		3.500	12/01/47	1,748,123
1,317,402		FGLMC		4.000	07/01/48	1,366,850
10,004,997		FGLMC		4.500	08/01/48	10,558,161
11		Federal National Mortgage Association (FNMA)		7.000	07/01/22	11
64		FNMA		6.500	07/25/22	65
898		FNMA		9.000	11/01/25	945
10,322		FNMA		7.000	05/01/26	10,779
33,218		FNMA		7.000	07/25/26	34,913
1,006		FNMA		7.500	01/01/29	1,063
426		FNMA		7.500	02/01/30	454
126,468		FNMA		6.500	12/01/31	134,874
265,357		FNMA		6.000	04/01/32	282,056
1,300,954		FNMA		3.500	05/01/32	1,338,076
174,795		FNMA		7.000	07/01/32	193,701
55,685		FNMA		7.000	07/01/32	60,060
37,204		FNMA		7.000	07/01/32	40,541
1,442,503		FNMA		3.500	11/01/32	1,494,197
37,153		FNMA		4.500	10/01/33	39,526
31,233		FNMA		6.000	03/01/34	32,736
1,652,510		FNMA		5.000	05/01/35	1,785,492
61,731		FNMA		5.000	06/25/35	62,389
963,681		FNMA		5.000	10/01/35	1,042,226
272

TIAA-CREF FUNDS - Core Plus Bond Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE

$716,119		FNMA		5.000%	02/01/36	$774,753
38,345,000	h	FNMA		2.000	04/25/37	37,241,083
16,855,000	h	FNMA		2.500	04/25/37	16,656,822
11,740,000	h	FNMA		3.000	04/25/37	11,820,713
961,171		FNMA		6.500	08/01/37	1,034,117
52,229		FNMA		6.000	09/01/37	55,843
680,363		FNMA		5.500	11/01/38	750,314
545,484		FNMA		5.500	03/01/39	596,936
545,958		FNMA		6.000	09/01/39	609,154
6,612,836		FNMA		3.000	05/01/40	6,559,617
2,274,244		FNMA		3.500	05/01/40	2,298,287
253,464		FNMA		5.000	09/01/40	274,236
419,587		FNMA		5.000	05/01/41	453,984
12,911,542		FNMA		2.000	03/01/42	12,065,219
2,987,274		FNMA		4.000	09/01/42	3,106,145
403,002	†,i	FNMA		2.797	12/25/42	190,555
2,589,762	i	FNMA	LIBOR 1 M + 5.950%	5.493	09/25/43	410,750
2,359,140		FNMA		4.000	01/01/44	2,465,897
820,496		FNMA		4.500	02/01/44	872,295
178,551		FNMA		4.500	03/01/44	190,650
691,484		FNMA		4.500	06/01/44	735,357
2,094,681		FNMA		4.500	10/01/44	2,227,030
353,638		FNMA		4.000	11/01/44	368,573
580,696		FNMA		5.000	11/01/44	628,036
544,368		FNMA		4.000	01/01/45	566,821
213,706		FNMA		4.500	03/01/45	226,343
1,510,615		FNMA		3.500	05/01/45	1,537,618
4,134,817		FNMA		4.000	06/01/45	4,322,782
1,695,258		FNMA		4.000	12/01/45	1,768,559
393,700		FNMA		4.000	12/01/45	409,927
701,543		FNMA		3.500	01/01/46	714,664
3,737,549		FNMA		4.000	01/01/46	3,900,104
2,194,918		FNMA		4.000	03/01/46	2,294,805
494,331		FNMA		4.000	04/01/46	515,802
337,024		FNMA		3.500	06/01/46	342,958
3,667,999		FNMA		3.500	07/01/46	3,736,612
4,803,280		FNMA		3.500	07/01/46	4,899,027
85,774		FNMA		3.000	08/01/46	84,898
1,798,195		FNMA		3.000	10/01/46	1,746,764
1,305,327		FNMA		3.500	10/01/46	1,327,714
8,387,065		FNMA		3.500	01/01/47	8,501,269
1,762,968		FNMA		4.500	05/01/47	1,874,279
1,432,479		FNMA		4.000	09/01/47	1,477,863
12,494,197		FNMA		4.000	09/01/47	12,872,595
1,345,308		FNMA		3.500	11/01/47	1,372,068
5,676,157		FNMA		4.000	12/01/47	5,875,018
500,858		FNMA		4.000	12/01/47	516,267
11,574,000		FNMA		3.500	01/01/48	11,744,899
5,940,873		FNMA		4.500	01/01/48	6,264,136
1,246,373		FNMA		4.500	02/01/48	1,314,163
2,134,683		FNMA		4.000	03/01/48	2,214,063
4,997,352		FNMA		4.500	03/01/48	5,268,919
294,636		FNMA		4.000	04/01/48	301,244
4,168,501		FNMA		4.500	05/01/48	4,395,262
273

TIAA-CREF FUNDS - Core Plus Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE

$3,310,913		FNMA	4.500%	05/01/48	$3,491,013
2,341,164		FNMA	5.000	08/01/48	2,508,394
1,556		FNMA	3.000	05/01/49	1,510
5,809,533		FNMA	2.000	08/25/50	764,216
15,254,553		FNMA	2.500	11/25/50	2,218,427
91,691		FNMA	3.000	02/25/51	16,597
36,453,675		FNMA	2.000	04/01/51	33,924,566
3,769,217		FNMA	3.000	09/01/51	3,715,513
5,411,776		FNMA	2.500	11/25/51	778,590
19,363,425	h	FNMA	2.000	12/01/51	18,001,118
22,146,033	h	FNMA	2.500	01/01/52	21,162,665
15,178,842	h	FNMA	2.000	02/01/52	14,121,352
27,865,307	h	FNMA	2.500	02/01/52	26,627,918
15,129,159	h	FNMA	2.500	02/01/52	14,470,819
13,453,504	h	FNMA	2.500	02/01/52	12,880,055
14,040,558	h	FNMA	2.500	02/01/52	13,414,273
879,329		FNMA	3.000	02/01/52	861,216
18,075,652		FNMA	3.500	02/01/52	18,288,129
10,955,343	h	FNMA	2.000	03/01/52	10,185,306
10,374,594	h	FNMA	2.000	03/01/52	9,645,380
796,733		FNMA	3.000	03/01/52	780,237
12,240,000	h	FNMA	2.500	04/01/52	11,696,469
18,595,000	h	FNMA	2.000	04/25/52	17,260,664
14,393,000	h	FNMA	2.500	04/25/52	13,731,822
76,782,000	h	FNMA	3.000	04/25/52	75,102,394
12,500,000	h	FNMA	4.000	04/25/52	12,757,812
2,050,000	g,i	Freddie Mac STACR REMIC Trust	3.499	10/25/41	1,891,256
1,735,000	g,i	Freddie Mac STACR REMIC Trust	3.550	03/25/42	1,766,496
820,000	g,i	Freddie Mac Structured Agency Credit Risk Debt Notes	2.399	08/25/33	808,318
3,530,000	g,i	Freddie Mac Structured Agency Credit Risk Debt Notes	3.700	11/25/41	3,341,933
13,000,000	g,i	Freddie Mac Structured Agency Credit Risk Debt Notes	2.499	02/25/42	12,649,146
65,128		Government National Mortgage Association (GNMA)	5.000	02/15/33	70,309
101,076		GNMA	5.000	09/15/33	110,760
3,600,466		GNMA	3.700	10/15/33	3,636,757
10,371		GNMA	5.500	04/15/34	11,157
11,890		GNMA	5.000	04/15/38	12,946
693,067		GNMA	4.500	02/20/41	743,847
959,304		GNMA	4.500	12/20/45	1,031,840
3,082,958		GNMA	4.000	06/20/46	387,613
5,840,000	h	GNMA	2.000	04/20/52	5,555,300
39,215,000	h	GNMA	2.500	04/20/52	38,033,954
42,815,000	h	GNMA	3.000	04/20/52	42,311,589
4,552,730	g,i	GS Mortgage-Backed Securities Trust	2.500	03/25/52	4,153,342
3,643,395	g,i	GS Mortgage-Backed Securities Trust	2.500	03/25/52	3,474,622
2,736,745	g,i	GS Mortgage-Backed Securities Trust	2.500	05/01/52	2,626,742
4,100,000	†,g,i	GS MortSecurities Trust	3.000	08/26/52	3,811,078
2,570,000	g,i	J.P. Morgan Mortgage Trust	3.000	09/25/52	2,404,456
6,783,148	g,i	JP Morgan Mortgage Trust	2.500	07/25/52	6,213,473
2,548,992	g,i	JP Morgan Mortgage Trust	3.250	07/25/52	2,443,966
7,075,000	g,i	JP Morgan Mortgage Trust	3.000	08/25/52	6,610,426
7,053,205	g,i	RCKT Mortgage Trust	2.500	02/25/52	6,442,222
		TOTAL MORTGAGE BACKED			885,241,695
274

TIAA-CREF FUNDS - Core Plus Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE

MUNICIPAL BONDS - 1.5%
$9,745,000		Chicago Housing Authority	3.922%	01/01/27	$10,065,400
5,500,000		City of Cleveland OH Airport System Revenue	2.492	01/01/25	5,394,904
4,155,000		City of Cleveland OH Airport System Revenue	2.832	01/01/30	3,978,105
1,040,000		City of Fort Worth TX	3.955	03/01/32	1,064,071
1,390,000		City of Fort Worth TX	4.088	03/01/37	1,424,815
2,500,000		City of Inglewood CA	4.300	09/01/40	2,611,587
2,995,000		County of Miami-Dade FL Aviation Revenue	2.218	10/01/22	3,006,582
1,555,000		County of Miami-Dade FL Aviation Revenue	3.354	10/01/29	1,551,164
5,475,000		County of Miami-Dade FL Aviation Revenue	4.280	10/01/41	5,632,264
2,000,000		Denver City & County School District No. 1	4.242	12/15/37	2,135,212
2,000,000		Florida Municipal Power Agency	2.769	10/01/23	2,013,329
2,100,000		Florida Municipal Power Agency	2.919	10/01/24	2,104,718
3,000,000		Florida Municipal Power Agency	3.059	10/01/25	3,008,055
7,920,000		Grand Parkway Transportation Corp	3.236	10/01/52	7,152,347
205,000		Illinois Housing Development Authority	4.105	07/01/27	205,250
3,840,000		Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agy	3.375	09/01/35	3,956,057
1,250,000		Maryland Community Development Administration Housing Revenue	2.713	03/01/25	1,239,171
1,095,000		Massachusetts Housing Finance Agency	4.621	12/01/38	1,110,823
545,000		Massachusetts Housing Finance Agency	4.721	06/01/40	551,829
3,000,000	†,g,q	Oregon State Business Development Commission	6.500	04/01/31	219,000
780,000	†,g	Oregon State Business Development Commission	0.000	04/01/37	56,940
2,000,000		Port of Seattle WA	3.471	05/01/31	2,013,042
860,000		Public Finance Authority	4.269	07/01/40	908,456
5,000,000		Rhode Island Convention Center Authority	3.195	05/15/26	5,010,447
3,750,000		Rhode Island Convention Center Authority	3.265	05/15/27	3,768,126
2,045,000		Sangamon County Water Reclamation District	3.272	01/01/37	1,913,299
2,100,000		State of Colorado	4.047	09/01/38	2,210,017
4,157,164	g	Virgin Islands Water & Power Authority-Electric System	7.500	07/01/22	4,162,477
1,245,000		Wake Forest University	3.093	06/01/26	1,231,325
		TOTAL MUNICIPAL BONDS			79,698,812

U.S. TREASURY SECURITIES - 13.4%
9,700,000		United States Treasury Bond	1.875	02/15/41	8,637,168
22,630,000		United States Treasury Bond	2.250	05/15/41	21,363,250
40,800,000		United States Treasury Bond	1.750	08/15/41	35,362,125
19,500,000		United States Treasury Bond	2.000	11/15/41	17,644,453
81,886,900		United States Treasury Bond	2.250	02/15/42	78,982,474
23,295,000		United States Treasury Bond	1.875	11/15/51	20,434,083
196,961,000	d	United States Treasury Bond	2.250	02/15/52	188,897,909
25,349,000	k	United States Treasury Inflation Indexed Bonds	0.125	01/15/32	26,957,572
3,900,000		United States Treasury Note	0.125	06/30/22	3,895,582
665,000		United States Treasury Note	0.125	10/31/22	660,896
13,975,000		United States Treasury Note	0.125	12/31/22	13,839,617
19,715,000		United States Treasury Note	0.125	01/31/23	19,481,654
4,795,000		United States Treasury Note	0.125	02/28/23	4,730,567
550,000		United States Treasury Note	0.125	05/31/23	538,764
89,430,000	e	United States Treasury Note	1.500	02/29/24	88,126,977
30,000		United States Treasury Note	0.375	07/15/24	28,634
14,415,000		United States Treasury Note	1.750	03/15/25	14,109,807
9,000,000		United States Treasury Note	0.875	09/30/26	8,377,383
67,270,000		United States Treasury Note	1.875	02/28/27	65,467,374
1,200,000		United States Treasury Note	2.500	03/31/27	1,204,324
2,350,000		United States Treasury Note	1.375	10/31/28	2,196,883
35,225,000		United States Treasury Note	1.875	02/28/29	34,003,133
275

TIAA-CREF FUNDS - Core Plus Bond Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE

$800,000		United States Treasury Note		2.375%	03/31/29	$797,625
52,200,000		United States Treasury Note		1.875	02/15/32	50,128,313
		TOTAL U.S. TREASURY SECURITIES				705,866,567

		TOTAL GOVERNMENT BONDS				1,841,656,060
		(Cost $1,894,941,790)

STRUCTURED ASSETS - 18.1%

ASSET BACKED - 8.7%
1,051,325	g	AASET Trust		6.413	01/16/40	211,380
		Series - 2020 1A (Class C)
6,526,554	g	Adams Outdoor Advertising LP		4.810	11/15/48	6,606,948
		Series - 2018 1 (Class A)
6,500,000	g	Adams Outdoor Advertising LP		7.356	11/15/48	6,456,118
		Series - 2018 1 (Class C)
2,500,000	g	Affirm Asset Securitization Trust		2.540	08/17/26	2,313,431
		Series - 2021 B (Class D)
1,500,000	g	Affirm Asset Securitization Trust		4.610	08/17/26	1,408,490
		Series - 2021 B (Class E)
420,731		American Airlines Pass Through Trust		3.575	01/15/28	399,743
		Series - 2016 1 (Class AA)
1,358,696	g	AMSR Trust		1.819	04/17/37	1,288,543
		Series - 2020 SFR1 (Class A)
3,000,000	g	AMSR Trust		3.218	04/17/37	2,871,008
		Series - 2020 SFR1 (Class E)
2,625,000	g	AMSR Trust		3.247	01/19/39	2,485,613
		Series - 2019 SFR1 (Class D)
9,000,000	g,i	Apidos CLO XXIV	LIBOR 3 M + 1.350%	1.604	10/20/30	8,857,926
		Series - 2016 24A (Class A2LX)
1,000,000	g,i	Apidos CLO XXIX	LIBOR 3 M + 1.550%	1.808	07/25/30	990,829
		Series - 2018 29A (Class A2)
5,272,911	g	Apollo aviation securitization		2.798	01/15/47	4,850,592
		Series - 2021 2A (Class A)
3,974,850	g	Applebee’s Funding LLC		4.194	06/05/49	3,944,597
		Series - 2019 1A (Class A2I)
1,712,700	g	Applebee’s Funding LLC		4.723	06/05/49	1,707,925
		Series - 2019 1A (Class A2II)
488,388	g,i	AREIT Trust	LIBOR 1 M + 1.134%	1.184	09/14/36	486,698
		Series - 2019 CRE3 (Class A)
1,500,000	g	Avis Budget Rental Car Funding AESOP LLC		4.150	09/20/23	1,505,417
		Series - 2017 1A (Class C)
7,500,000	g	Avis Budget Rental Car Funding AESOP LLC		2.970	03/20/24	7,527,662
		Series - 2017 2A (Class A)
1,910,000	g	Avis Budget Rental Car Funding AESOP LLC		4.240	09/22/25	1,923,350
		Series - 2019 2A (Class C)
3,100,000	g	Avis Budget Rental Car Funding AESOP LLC		2.130	08/20/27	2,824,067
		Series - 2021 1A (Class C)
276

TIAA-CREF FUNDS - Core Plus Bond Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE

$6,575,000	g	Avis Budget Rental Car Funding AESOP LLC		4.080%	02/20/28	$6,101,192
		Series - 2021 2A (Class D)
9,196	i	Bayview Financial Mortgage Pass-Through Trust		5.500	12/28/35	9,146
		Series - 2005 D (Class AF4)
1,400,000	g	Bojangles Issuer LLC		3.832	10/20/50	1,368,828
		Series - 2020 1A (Class A2)
1,000,000	g,i	Bonanza RE Ltd	U.S. Treasury Bill 3 M + 4.750%	5.258	12/23/24	999,400
		Series - 2020 A (Class )
2,625,000	g,i	Boyce Park Clo Ltd	SOFR + 3.100%	3.648	04/21/35	2,590,455
		Series - 2022 1A (Class D)
1,972,734	g	BRE Grand Islander Timeshare Issuer LLC		3.280	09/26/33	1,946,327
		Series - 2019 A (Class A)
652,465	g	British Airways Pass Through Trust		8.375	11/15/28	720,326
		Series - 2020 A (Class )
2,329,511	g	British Airways Pass Through Trust		3.800	09/20/31	2,297,511
		Series - 2018 1 (Class AA)
847,413	g	British Airways Pass Through Trust		4.250	11/15/32	846,551
		Series - 2020 A (Class )
5,100,000	g	Capital Automotive REIT		4.520	02/15/50	4,992,971
		Series - 2020 1A (Class B2)
3,170,000	g	Capital Automotive REIT		1.920	08/15/51	2,954,046
		Series - 2021 1A (Class A3)
2,484,375	g	Cars Net Lease Mortgage Notes Series		3.100	12/15/50	2,345,530
		Series - 2020 1A (Class A3)
2,500,000	g	Cars Net Lease Mortgage Notes Series		4.690	12/15/50	2,480,778
		Series - 2020 1A (Class B1)
5,625,000		Carvana Auto Receivables Trust		2.300	09/11/28	5,395,443
		Series - 2021 N4 (Class D)
3,250,000	g,i	Cayuga Park CLO Ltd	LIBOR 3 M + 3.100%	1.000	07/17/34	3,224,250
		Series - 2020 1A (Class DR)
1,250,000	g,i	Cayuga Park CLO Ltd	LIBOR 3 M + 6.000%	1.000	07/17/34	1,189,580
		Series - 2020 1A (Class ER)
726,926	i	C-BASS Trust	LIBOR 1 M + 0.160%	0.617	07/25/36	704,367
		Series - 2006 CB6 (Class A1)
6,451,318	†,g,i	CBRE Realty Finance	LIBOR 3 M + 0.300%	0.520	04/07/52	16,128
		Series - 2007 1A (Class A2)
47,619	†,g	CCR, Inc		4.750	07/10/22	47,857
		Series - 2012 CA (Class C)
11,995		Centex Home Equity		5.540	01/25/32	11,798
		Series - 2002 A (Class AF6)
6,443,524	g	CF Hippolyta LLC		2.280	07/15/60	6,076,876
		Series - 2020 1 (Class B1)
2,871,971	g	CF Hippolyta LLC		2.600	07/15/60	2,641,195
		Series - 2020 1 (Class B2)
10,368,433	g	CF Hippolyta LLC		1.530	03/15/61	9,633,298
		Series - 2021 1A (Class A1)
8,680,548	g	CF Hippolyta LLC		1.980	03/15/61	7,985,803
		Series - 2021 1A (Class B1)
4,375,000	g,i	CIFC Funding	LIBOR 3 M + 1.450%	1.691	04/15/34	4,266,391
		Series - 2021 2A (Class B)
1,500,000	g,i	CIFC Funding Ltd	LIBOR 3 M + 2.300%	2.544	01/17/35	1,489,193
		Series - 2014 4RA (Class BR)
277

TIAA-CREF FUNDS - Core Plus Bond Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE

$6,360,000	g	Cologix Data Centers US Issuer LLC		3.300%	12/26/51	$6,121,351
		Series - 2021 1A (Class A2)
1,305,967	g	Corevest American Finance Trust		1.832	03/15/50	1,249,230
		Series - 2020 1 (Class A1)
21,385		Countrywide Asset-Backed Certificates (Step Bond)		5.216	10/25/27	21,635
		Series - 2002 S4 (Class A5)
9,850,000	g	Crescendo Royalty Funding LP		3.567	12/20/51	9,325,532
		Series - 2021 1 (Class A)
4,372,875	g	DB Master Finance LLC		4.021	05/20/49	4,381,337
		Series - 2019 1A (Class A2II)
3,168,750	g	DB Master Finance LLC		4.352	05/20/49	3,165,870
		Series - 2019 1A (Class A23)
4,239,375	g	DB Master Finance LLC		2.045	11/20/51	3,867,734
		Series - 2021 1A (Class A2I)
6,882,750	g	DB Master Finance LLC		2.493	11/20/51	6,204,951
		Series - 2021 1A (Class A2II)
2,892,750	g	DB Master Finance LLC		2.791	11/20/51	2,591,103
		Series - 2021 1A (Class A23)
1,527,938	g	Diamond Resorts Owner Trust		3.700	01/21/31	1,531,380
		Series - 2018 1 (Class A)
407,450	g	Diamond Resorts Owner Trust		5.900	01/21/31	401,818
		Series - 2018 1 (Class D)
1,492,011	g	Diamond Resorts Owner Trust		2.700	11/21/33	1,446,871
		Series - 2021 1A (Class C)
777,089	g	Diamond Resorts Owner Trust		3.830	11/21/33	753,877
		Series - 2021 1A (Class D)
4,661,700	g	Domino’s Pizza Master Issuer LLC		4.474	10/25/45	4,699,390
		Series - 2015 1A (Class A2II)
1,548,000	g	Domino’s Pizza Master Issuer LLC		4.116	07/25/48	1,555,291
		Series - 2018 1A (Class A2I)
2,910,000	g	Driven Brands Funding LLC		4.641	04/20/49	2,896,931
		Series - 2019 1A (Class A2)
2,955,000	g	Driven Brands Funding LLC		3.786	07/20/50	2,821,186
		Series - 2020 1A (Class A2)
2,920,500	g	Driven Brands Funding LLC		3.237	01/20/51	2,736,371
		Series - 2020 2A (Class A2)
2,000,000	g,i	Dryden 49 Senior Loan Fund	LIBOR 3 M + 3.400%	3.641	07/18/30	2,000,164
		Series - 2017 49A (Class DR)
964,832	g,i	Ellington Loan Acquisition Trust	LIBOR 1 M + 1.100%	1.557	05/25/37	962,613
		Series - 2007 2 (Class A2C)
5,000,000	g,h	EWC Master Issuer LLC		5.500	03/15/52	4,804,095
		Series - 2022 1A (Class A2)
1,500,000	g,i	First Coast Re III Pte Ltd	U.S. Treasury Bill 3 M + 6.000%	6.518	04/07/25	1,494,600
		Series - 2020 A (Class )
8,898,469	g	Flexential Issuer, LLC		3.250	11/27/51	8,424,940
		Series - 2021 1A (Class A2)
1,000,000	g,i	GoldenTree Loan Opportunities IX Ltd	LIBOR 3 M + 5.660%	5.959	10/29/29	952,494
		Series - 2014 9A (Class ER2)
6,418,750	g	Hardee’s Funding LLC		3.981	12/20/50	6,207,361
		Series - 2020 1A (Class A2)
278

TIAA-CREF FUNDS - Core Plus Bond Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE

$312,378	g	HERO Funding Trust		3.280%	09/20/48	$308,017
		Series - 2017 2A (Class A1)
624,757	g	HERO Funding Trust		4.070	09/20/48	622,993
		Series - 2017 2A (Class A2)
5,025,000	g	Hertz Vehicle Financing LLC		2.050	12/26/25	4,731,744
		Series - 2021 1A (Class C)
5,000,000	g	Hertz Vehicle Financing LLC		3.980	12/26/25	4,672,911
		Series - 2021 1A (Class D)
3,750,000	g	HIFI A2		3.939	02/01/62	3,742,641
		Series - 2022 1A (Class A2)
535,244	g	Hilton Grand Vacations Trust		2.660	12/26/28	534,768
		Series - 2017 AA (Class A)
892,074	g	Hilton Grand Vacations Trust		2.960	12/26/28	889,279
		Series - 2017 AA (Class B)
847,012	g	Hilton Grand Vacations Trust		4.000	02/25/32	840,789
		Series - 2018 AA (Class C)
2,069,646	g	Hilton Grand Vacations Trust		2.840	07/25/33	2,014,404
		Series - 2019 AA (Class C)
36,887	i	Home Equity Asset Trust	LIBOR 1 M + 1.500%	3.986	06/25/33	36,872
		Series - 2003 1 (Class M1)
2,169,194	g	Horizon Aircraft Finance II Ltd		3.721	07/15/39	1,933,431
		Series - 2019 1 (Class A)
7,930,742	g	Horizon Aircraft Finance III Ltd		3.425	11/15/39	7,305,086
		Series - 2019 2 (Class A)
2,900,000	g	Hotwire Funding LLC		2.658	11/20/51	2,714,103
		Series - 2021 1 (Class B)
1,750,000	g	Hotwire Funding LLC		4.459	11/20/51	1,621,657
		Series - 2021 1 (Class C)
3,000,000	†,g	Industrial DPR Funding Ltd		5.380	04/15/34	3,000,000
		Series - 2022 1A (Class 1)
499,977	g,i	Invitation Homes Trust	LIBOR 1 M + 1.250%	1.691	01/17/38	499,712
		Series - 2018 SFR4 (Class B)
1,000,000	g,i	Kendall Re Ltd	U.S. Treasury Bill 3 M + 4.000%	4.040	05/02/24	985,100
		Series - 2020 A (Class )
1,757,961	g	Lunar Aircraft Ltd		4.335	02/15/45	1,479,596
		Series - 2020 1A (Class B)
2,909,141	g	Lunar Structured Aircraft Portfolio Notes		5.682	10/15/46	2,436,797
		Series - 2021 1 (Class C)
4,000,000	g,i	Madison Park Funding LIX Ltd	LIBOR 3 M + 2.100%	2.345	01/18/34	3,953,068
		Series - 2021 59A (Class C)
1,000,000	g,i	Madison Park Funding XXXVI Ltd		3.804	04/15/35	993,343
		Series - 2019 36A (Class D1R)
3,500,000	g,i	Magnetite XXIII Ltd	LIBOR 3 M + 2.050%	1.000	01/25/35	3,476,193
		Series - 2019 23A (Class CR)
1,000,000	g,i	Magnetite XXIII Ltd	LIBOR 3 M + 6.300%	1.000	01/25/35	969,643
		Series - 2019 23A (Class ER)
2,685,555	g	MAPS Trust		2.521	06/15/46	2,483,647
		Series - 2021 1A (Class A)
2,232,250	g	MAPS Trust		5.437	06/15/46	1,693,410
		Series - 2021 1A (Class C)
279

TIAA-CREF FUNDS - Core Plus Bond Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE

$110,581		MASTR Asset Backed Securities Trust (Step Bond)		6.148%	11/25/35	$110,194
		Series - 2005 AB1 (Class A4)
635,386		Mid-State Capital Trust		5.745	01/15/40	640,669
		Series - 2005 1 (Class A)
1,290,632	g	Mosaic Solar Loans LLC		3.820	06/22/43	1,274,579
		Series - 2017 2A (Class A)
800,000	g,i	MSCG Trust		3.462	06/07/35	692,259
		Series - 2015 ALDR (Class C)
4,310,000	g,i	MSCG Trust		3.462	06/07/35	3,406,712
		Series - 2015 ALDR (Class D)
1,749,971	g	MVW LLC		2.230	05/20/39	1,643,338
		Series - 2021 2A (Class C)
446,768	g	MVW Owner Trust		2.640	12/20/33	447,073
		Series - 2016 1A (Class B)
1,038,936	g	MVW Owner Trust		3.900	01/21/36	1,032,795
		Series - 2018 1A (Class C)
1,054,105	g	MVW Owner Trust		3.330	11/20/36	1,027,760
		Series - 2019 1A (Class C)
1,180,000	g,i	Myers Park CLO Ltd	LIBOR 3 M + 1.600%	1.854	10/20/30	1,166,444
		Series - 2018 1A (Class B1)
1,990,000	g	NBC Funding LLC		2.989	07/30/51	1,853,661
		Series - 2021 1 (Class A2)
2,000,000	g	NBC Funding LLC		4.970	07/30/51	1,858,106
		Series - 2021 1 (Class B)
1,000,000	g,i	Neuberger Berman CLO Ltd		3.928	04/25/36	993,351
		Series - 2022 48A (Class D)
3,500,000	g,i	Neuberger Berman Loan Advisers CLO 31 Ltd	LIBOR 3 M + 3.250%	3.504	04/20/31	3,466,190
		Series - 2019 31A (Class DR)
2,000,000	g,i	Neuberger Berman Loan Advisers CLO 31 Ltd	LIBOR 3 M + 6.500%	6.754	04/20/31	1,946,878
		Series - 2019 31A (Class ER)
1,000,000	g,i	Neuberger Berman Loan Advisers CLO 37 Ltd	LIBOR 3 M + 2.850%	3.104	07/20/31	978,693
		Series - 2020 37A (Class DR)
2,050,000	g,i	Neuberger Berman Loan Advisers Clo 40 Ltd	LIBOR 3 M + 2.750%	2.991	04/16/33	1,991,995
		Series - 2021 40A (Class D)
1,000,000	g,i	Neuberger Berman Loan Advisers CLO 41 Ltd	LIBOR 3 M + 6.500%	6.741	04/15/34	980,194
		Series - 2021 41A (Class E)
1,000,000	g	Oak Street Investment Grade Net Lease Fund Series		4.230	01/20/51	963,012
		Series - 2021 1A (Class B1)
144,490		Oakwood Mortgage Investors, Inc		5.410	11/15/32	145,119
		Series - 2002 C (Class A1)
950,000	g	Oportun Funding XIV LLC		3.440	03/08/28	920,972
		Series - 2021 A (Class C)
1,000,000	g	Oportun Funding XIV LLC		5.400	03/08/28	968,787
		Series - 2021 A (Class D)
3,490,000	g	Oportun Issuance Trust		5.410	05/08/31	3,361,914
		Series - 2021 B (Class D)
1,000,000	g,i	Palmer Square CLO Ltd	LIBOR 3 M + 2.950%	3.182	01/15/35	974,457
		Series - 2021 3A (Class D)
2,500,000	g,i	Palmer Square CLO Ltd		3.516	04/20/35	2,467,155
		Series - 2022 1A (Class D)
280

TIAA-CREF FUNDS - Core Plus Bond Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE

$7,125,000	g	PFS Financing Corp		0.930%	08/15/24	$7,100,042
		Series - 2020 F (Class A)
2,285,000	g	Progress Residential Trust		2.082	10/17/38	2,036,913
		Series - 2021 SFR8 (Class D)
600,000	g	Progress Residential Trust		2.711	11/17/40	529,707
		Series - 2021 SFR9 (Class D)
1,000,000	g	Purchasing Power Funding LLC		4.370	10/15/25	978,578
		Series - 2021 A (Class D)
7,620,202	g	Purewest Funding LLC		4.091	12/22/36	7,374,723
		Series - 2021 1 (Class A1)
2,250,000	g,i	Putnam RE PTE Ltd		6.018	06/07/24	2,262,600
		Series - 2020 A (Class )
1,250,000	g	Regional Management Issuance Trust		3.040	03/17/31	1,171,984
		Series - 2021 1 (Class C)
800,000	g	Regional Management Issuance Trust		5.070	03/17/31	758,950
		Series - 2021 1 (Class D)
500,000	g,i	Residential Reinsurance 2021 Ltd	U.S. Treasury Bill 3 M + 2.500%	3.008	06/06/25	492,500
		Series - 2020 A (Class )
500,000	g,i	Residential Reinsurance 2021 Ltd	U.S. Treasury Bill 3 M + 3.750%	4.258	06/06/25	494,000
		Series - 2020 A (Class )
2,400,000	g,i	Sanders RE II Ltd	U.S. Treasury Bill 3 M + 3.500%	4.018	04/07/25	2,379,600
		Series - 2020 A (Class )
1,000,000	g,i	Sanders Re Ltd	U.S. Treasury Bill 3 M + 5.500%	6.005	04/07/22	920,000
		Series - 2020 A (Class )
7,820,000	g	SERVPRO Master Issuer LLC		3.882	10/25/49	7,834,060
		Series - 2019 1A (Class A2)
4,642,845	†,g	Settlement Fee Finance LLC		3.840	11/01/49	4,506,809
		Series - 2019 1A (Class A)
1,500,000	g,i	Sierra Ltd	U.S. Treasury Bill 3 M + 3.250%	3.755	12/28/22	1,491,000
		Series - 2020 A (Class )
684,850	g	Sierra Timeshare Receivables Funding LLC		3.650	06/20/35	683,037
		Series - 2018 2A (Class B)
341,719	g	Sierra Timeshare Receivables Funding LLC		4.540	05/20/36	336,270
		Series - 2019 2A (Class D)
2,823,166	g	Sierra Timeshare Receivables Funding LLC		1.790	11/20/37	2,713,353
		Series - 2021 1A (Class C)
316,751	†,g	SolarCity LMC		4.800	11/20/38	303,574
		Series - 2013 1 (Class A)
7,612,529	g	Sonic Capital LLC		3.845	01/20/50	7,418,577
		Series - 2020 1A (Class A2I)
2,400,000	g	Stack Infrastructure Issuer LLC		1.893	08/25/45	2,249,839
		Series - 2020 1A (Class A2)
5,875,000	g	Stack Infrastructure Issuer LLC		1.877	03/26/46	5,392,469
		Series - 2021 1A (Class A2)
3,691,502	g	START Ireland		5.095	03/15/44	3,039,516
		Series - 2019 1 (Class B)
1,471,640	g	Start Ltd/Bermuda		5.315	05/15/43	1,144,455
		Series - 2018 1 (Class B)
5,224	i	Structured Asset Investment Loan Trust	LIBOR 1 M + 0.900%	1.357	09/25/34	5,157
		Series - 2004 8 (Class M1)
281

TIAA-CREF FUNDS - Core Plus Bond Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE

$14,501	i	Structured Asset Investment Loan Trust	LIBOR 1 M + 1.000%	1.457%	09/25/34	$14,466
		Series - 2004 8 (Class A9)
542,836	i	Structured Asset Securities Corp Mortgage Loan Trust	LIBOR 1 M + 1.500%	1.731	04/25/35	543,857
		Series - 2005 7XS (Class 2A1A)
5,917,000	g,i	Sutter Re Ltd	U.S. Treasury Bill 3 M + 5.040%	5.000	06/06/22	5,922,325
		Series - 2020 A (Class )
7,691,438	g	Taco Bell Funding LLC		4.970	05/25/46	7,820,869
		Series - 2016 1A (Class A23)
3,870,000	g	Taco Bell Funding LLC		4.940	11/25/48	3,902,206
		Series - 2018 1A (Class A2II)
8,398,950	g	Taco Bell Funding LLC		1.946	08/25/51	7,595,968
		Series - 2021 1A (Class A2I)
4,907,700	g	Taco Bell Funding LLC		2.294	08/25/51	4,375,902
		Series - 2021 1A (Class A2II)
2,500,000	g,i	TCW CLO Ltd	LIBOR 3 M + 6.860%	6.985	07/25/34	2,406,783
		Series - 2021 2A (Class E)
5,326,100	g	TES LLC		4.330	10/20/47	5,248,404
		Series - 2017 1A (Class A)
2,500,000	g	TES LLC		7.740	10/20/47	2,478,522
		Series - 2017 1A (Class B)
400,000	g	Tricon American Homes Trust		3.275	01/17/36	396,123
		Series - 2017 SFR2 (Class B)
475,000	g	Tricon American Homes Trust		2.049	07/17/38	438,598
		Series - 2020 SFR1 (Class B)
6,803,676		United Airlines Pass Through Trust		5.875	10/15/27	7,042,391
		Series - 2020 A (Class )
4,169,481		United Airlines Pass Through Trust		3.700	03/01/30	3,884,034
		Series - 2018 1 (Class A)
4,443,997		United Airlines Pass Through Trust		2.700	05/01/32	4,068,152
		Series - 2019 2 (Class AA)
450,000	g,i	Ursa Re II Ltd	U.S. Treasury Bill 3 M + 3.750%	4.268	12/07/23	448,425
		Series - 2020 A (Class )
6,659,860	g	Vine		2.790	11/15/50	6,257,751
		Series - 2020 1A (Class A)
1,966,659	g	Vine		6.420	11/15/50	1,894,976
		Series - 2020 1A (Class C)
3,200,000	g,i	Vitality Re X Ltd	U.S. Treasury Bill 3 M + 1.750%	2.258	01/10/23	3,171,520
		Series - 2020 A (Class )
2,000,000	g,i	Vitality Re XII Ltd	U.S. Treasury Bill 3 M + 2.250%	2.758	01/07/25	1,994,400
		Series - 2020 A (Class )
3,667,112	g	Vivint Colar Financing V LLC		7.370	04/30/48	3,679,575
		Series - 2018 1A (Class B)
6,702,500	g	Wendys Funding LLC		3.884	03/15/48	6,628,920
		Series - 2018 1A (Class A2II)
5,766,425	g	Wendy’s Funding LLC		2.370	06/15/51	5,128,728
		Series - 2021 1A (Class A2I)
4,596,900	g	Wingstop Funding LLC		2.841	12/05/50	4,263,514
		Series - 2020 1A (Class A2)
3,637,720	g	ZAXBY’S FUNDING LLC		3.238	07/30/51	3,354,895
		Series - 2021 1A (Class A2)
		TOTAL ASSET BACKED				457,444,230
282

TIAA-CREF FUNDS - Core Plus Bond Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE

OTHER MORTGAGE BACKED - 9.4%
$187,997	g,i	Agate Bay Mortgage Trust		3.500%	09/25/45	$186,652
		Series - 2015 6 (Class A9)
29,430		Alternative Loan Trust		5.250	11/25/33	29,003
		Series - 2003 J3 (Class 1A3)
1,500,000	i	BANK		3.925	11/15/50	1,485,556
		Series - 2017 BNK8 (Class B)
3,750,000	g	BANK		2.500	10/17/52	2,991,877
		Series - 2019 BN21 (Class D)
1,000,000		BANK		3.455	12/15/52	970,133
		Series - 2019 BN23 (Class B)
1,758,330	g,i	Bayview MSR Opportunity Master Fund Trust		3.000	10/25/51	1,657,864
		Series - 2021 6 (Class A19)
4,500,000	g,i	BBCMS Mortgage Trust		4.267	08/05/38	3,596,755
		Series - 2018 CHRS (Class E)
470,886	i	Bear Stearns Commercial Mortgage Securities Trust		5.214	02/11/41	467,236
		Series - 2005 PWR7 (Class B)
1,769,000	g,i	Benchmark Mortgage Trust		2.791	09/15/48	1,673,285
		Series - 2020 IG2 (Class AM)
2,800,000	g,i	Benchmark Mortgage Trust		3.131	09/15/48	2,682,340
		Series - 2020 IG3 (Class AS)
5,000,000	g,i	Benchmark Mortgage Trust		3.536	09/15/48	4,793,874
		Series - 2020 IG3 (Class BXA)
1,100,000		Benchmark Mortgage Trust		4.267	03/15/52	1,141,743
		Series - 2019 B9 (Class AS)
3,600,000	i	Benchmark Mortgage Trust		4.510	05/15/53	3,827,792
		Series - 2018 B7 (Class A4)
9,000,000	g	Benchmark Mortgage Trust		4.139	07/15/53	8,037,794
		Series - 2020 B18 (Class AGNF)
6,500,000	i	Benchmark Mortgage Trust		2.563	02/15/54	5,627,334
		Series - 2021 B23 (Class C)
11,829,488	g,i	BX Commercial Mortgage Trust	LIBOR 1 M + 0.920%	1.317	10/15/36	11,777,974
		Series - 2019 XL (Class A)
7,000,000	g,i	BXP Trust		2.775	01/15/44	5,619,240
		Series - 2021 601L (Class D)
1,800,000	i	CD Mortgage Trust		3.879	11/10/49	1,744,013
		Series - 2016 CD2 (Class B)
1,000,000	i	CD Mortgage Trust		3.983	11/10/49	920,976
		Series - 2016 CD2 (Class C)
1,400,000	i	CD Mortgage Trust		4.555	02/10/50	1,324,870
		Series - 2017 CD3 (Class C)
222,306	g,i	CF Mortgage Trust		2.840	04/15/25	219,339
		Series - 2020 P1 (Class A1)
10,000,000	g,i	CF Mortgage Trust		3.603	04/15/52	9,842,698
		Series - 2020 P1 (Class A2)
4,250,000	g,i	CF Mortgage Trust		10.010	04/15/52	4,312,907
		Series - 2020 P1 (Class B)
5,000,000	i	CFCRE Commercial Mortgage Trust		3.502	11/10/49	4,928,673
		Series - 2016 C6 (Class AM)
141,139		Citicorp Mortgage Securities, Inc		5.500	07/25/35	140,417
		Series - 2005 4 (Class 1A7)
283

TIAA-CREF FUNDS - Core Plus Bond Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE

$3,400,000	g,i	Citigroup Commercial Mortgage Trust	LIBOR 1 M + 1.900%	2.297%	10/15/36	$3,329,797
		Series - 2021 PRM2 (Class D)
2,000,000	i	Citigroup Commercial Mortgage Trust		4.134	04/10/46	2,001,278
		Series - 2013 GC11 (Class C)
1,129,262	g,i	Citigroup Commercial Mortgage Trust		4.483	07/10/47	1,079,668
		Series - 2014 GC23 (Class D)
2,600,000	i	Citigroup Commercial Mortgage Trust		3.758	04/10/48	2,573,249
		Series - 2015 GC29 (Class B)
1,650,000	i	Citigroup Commercial Mortgage Trust		4.142	04/10/48	1,619,285
		Series - 2015 GC29 (Class C)
1,425,000		Citigroup Commercial Mortgage Trust		4.233	04/10/49	1,396,012
		Series - 2016 GC37 (Class B)
1,020,000		Citigroup Commercial Mortgage Trust		3.018	08/10/56	977,962
		Series - 2019 GC41 (Class AS)
226,605	i	Citigroup Mortgage Loan Trust	LIBOR 1 M + 0.750%	1.207	01/25/36	226,271
		Series - 2006 WFH1 (Class M4)
1,900,000		COMM Mortgage Trust		3.101	03/10/46	1,902,853
		Series - 2013 CR6 (Class A4)
3,000,000	g,i	COMM Mortgage Trust		5.262	08/10/46	2,815,087
		Series - 2013 LC13 (Class D)
5,000,000		COMM Mortgage Trust		4.199	03/10/47	5,042,334
		Series - 2014 UBS2 (Class AM)
1,120,000		COMM Mortgage Trust		4.174	05/10/47	1,128,733
		Series - 2014 CR17 (Class AM)
5,150,000	g,i	COMM Mortgage Trust		4.768	06/10/47	4,777,376
		Series - 2014 UBS3 (Class D)
2,452,500	i	COMM Mortgage Trust		4.456	07/15/47	2,461,612
		Series - 2014 CR18 (Class B)
1,500,000	g,i	COMM Mortgage Trust		4.705	08/10/47	1,409,137
		Series - 2014 CR19 (Class D)
3,000,000	i	COMM Mortgage Trust		4.188	10/10/47	3,033,387
		Series - 2014 LC17 (Class AM)
2,500,000	g	COMM Mortgage Trust		3.000	03/10/48	2,117,217
		Series - 2015 CR22 (Class E)
2,600,000	g,i	COMM Mortgage Trust		4.106	03/10/48	2,444,616
		Series - 2015 CR22 (Class D)
3,340,500	i	COMM Mortgage Trust		4.106	03/10/48	3,288,136
		Series - 2015 CR22 (Class C)
1,000,000		COMM Mortgage Trust		3.801	05/10/48	1,001,568
		Series - 2015 CR23 (Class AM)
2,500,000	i	COMM Mortgage Trust		4.288	05/10/48	2,326,529
		Series - 2015 CR23 (Class D)
2,500,000	i	COMM Mortgage Trust		3.463	08/10/48	2,249,965
		Series - 2015 CR24 (Class D)
2,500,000	i	COMM Mortgage Trust		4.379	08/10/48	2,510,191
		Series - 2015 CR24 (Class B)
3,000,000	i	COMM Mortgage Trust		4.379	08/10/48	2,922,367
		Series - 2015 CR24 (Class C)
3,175,000	i	COMM Mortgage Trust		4.478	10/10/48	3,132,775
		Series - 2015 CR26 (Class C)
597,010	i	Connecticut Avenue Securities	LIBOR 1 M + 2.600%	3.057	05/25/24	597,755
		Series - 2014 C02 (Class 1M2)
284

TIAA-CREF FUNDS - Core Plus Bond Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE

$6,397,219	i	Connecticut Avenue Securities	LIBOR 1 M + 3.000%	3.457%	07/25/24	$6,429,256
		Series - 2014 C03 (Class 1M2)
2,800,000	g,i	Connecticut Avenue Securities		3.399	11/25/41	2,596,849
		Series - 2021 R02 (Class 2B1)
1,155,000	g,i	Connecticut Avenue Securities Trust		1.649	10/25/41	1,115,819
		Series - 2021 R01 (Class 1M2)
123,824	g,i	Connecticut Avenue Securities Trust		1.749	12/25/41	117,207
		Series - 2021 R03 (Class 1M2)
1,850,000	g,i	Connecticut Avenue Securities Trust		2.849	12/25/41	1,674,830
		Series - 2021 R03 (Class 1B1)
330,183	i	Countrywide Alternative Loan Trust	LIBOR 1 M + 0.460%	0.907	07/20/35	329,078
		Series - 2005 24 (Class 4A1)
25,815		Countrywide Alternative Loan Trust		5.000	12/25/56	25,406
		Series - 2005 6CB (Class 2A1)
341,862	i	Countrywide Home Loan Mortgage Pass Through Trust		2.529	11/20/34	346,965
		Series - 2004 HYB6 (Class A2)
24,300		Countrywide Home Loan Mortgage Pass Through Trust		5.250	09/25/35	22,865
		Series - 2005 17 (Class 1A10)
5,000,000	g,i	CPT Mortgage Trust		2.997	11/13/39	4,265,721
		Series - 2019 CPT (Class E)
3,464,150	g,i	Credit Suisse Commercial Mortgage Trust		3.500	02/25/48	3,403,778
		Series - 2018 J1 (Class A11)
1,034,062	i	Credit Suisse First Boston Mortgage Securities Corp		6.197	04/25/33	1,005,064
		Series - 2003 8 (Class DB1)
2,329,598	g,i	Credit Suisse Mortgage Capital Certificates		2.405	10/25/66	2,219,637
		Series - 2021 NQM8 (Class A3)
3,340,000		CSAIL Commercial Mortgage Trust		3.505	04/15/50	3,346,996
		Series - 2015 C1 (Class A4)
1,799,583	g,i	CSMC		2.130	05/25/65	1,713,307
		Series - 2021 NQM1 (Class M1)
1,850,000	g,i	CSMC Series		3.388	10/25/59	1,781,222
		Series - 2019 NQM1 (Class M1)
5,065,000		DBJPM		3.539	05/10/49	5,018,299
		Series - 2016 C1 (Class AM)
3,400,000	g,i	ELP Commercial Mortgage Trust	LIBOR 1 M + 2.118%	2.515	11/15/38	3,291,153
		Series - 2021 ELP (Class E)
4,000,000	g,i	EQUS Mortgage Trust	LIBOR 1 M + 2.300%	2.697	10/15/38	3,884,478
		Series - 2021 EQAZ (Class E)
516,757	i	Fieldstone Mortgage Investment Trust	LIBOR 1 M + 0.735%	1.192	12/25/35	512,390
		Series - 2005 2 (Class M2)
903,565	g,i	Flagstar Mortgage Trust		4.048	10/25/47	900,981
		Series - 2017 2 (Class B3)
70,990	g,i	Flagstar Mortgage Trust		4.000	09/25/48	71,188
		Series - 2018 5 (Class A11)
1,419,501	g,i	Flagstar Mortgage Trust		2.500	04/25/51	1,295,345
		Series - 2021 2 (Class A4)
1,872,490	g,i	Flagstar Mortgage Trust		2.500	06/01/51	1,708,320
		Series - 2021 4 (Class A21)
9,477,193	g,i	Flagstar Mortgage Trust		3.000	10/25/51	8,899,682
		Series - 2021 10INV (Class A17)
1,970,000	g,i	Freddie Mac STACR REMIC Trust		2.149	12/25/33	1,854,156
		Series - 2021 HQA2 (Class M2)
285

TIAA-CREF FUNDS - Core Plus Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE

$2,436,693	g,i	Freddie Mac STACR REMIC Trust	1.749%	01/25/34	$2,397,143
		Series - 2021 DNA5 (Class M2)
2,690,000	g,i	Freddie Mac STACR REMIC Trust	2.599	01/25/42	2,514,664
		Series - 2022 DNA1 (Class M2)
3,846,000	g,i	GS Mortgage Securities Trust	4.285	02/10/46	3,854,255
		Series - 2013 GC10 (Class C)
3,725,000	i	GS Mortgage Securities Trust	3.958	11/10/49	3,450,305
		Series - 2016 GS4 (Class C)
3,800,000	i	GS Mortgage Securities Trust	4.158	02/10/52	3,900,809
		Series - 2019 GC38 (Class AS)
1,500,000	i	GS Mortgage Securities Trust	4.761	02/10/52	1,494,325
		Series - 2019 GC38 (Class C)
1,500,000	g,i	GS Mortgage Securities Trust	3.501	07/10/52	1,466,229
		Series - 2019 GC40 (Class DBB)
4,500,000	g,i	GS Mortgage Securities Trust	3.550	07/10/52	4,362,976
		Series - 2019 GC40 (Class DBC)
1,000,000	i	GS Mortgage Securities Trust	3.405	02/13/53	954,729
		Series - 2020 GC45 (Class B)
3,000,000		GS Mortgage Securities Trust	2.012	12/12/53	2,674,274
		Series - 2020 GSA2 (Class A5)
32,022	g,i	GS Mortgage-Backed Securities Corp Trust	4.000	08/25/49	31,999
		Series - 2019 PJ1 (Class A4)
83,285	g,i	GS Mortgage-Backed Securities Corp Trust	4.000	11/25/49	83,399
		Series - 2019 PJ2 (Class A1)
217,534	g,i	GS Mortgage-Backed Securities Corp Trust	4.000	11/25/49	217,834
		Series - 2019 PJ2 (Class A4)
404,800	g,i	GS Mortgage-Backed Securities Corp Trust	3.500	07/25/50	402,745
		Series - 2020 PJ2 (Class A4)
294,900	g,i	GS Mortgage-Backed Securities Corp Trust	3.000	01/25/51	287,245
		Series - 2020 PJ4 (Class A4)
231,088	i	GS Mortgage-Backed Securities Corp Trust	3.000	03/27/51	222,900
		Series - 2020 PJ5 (Class A4)
1,056,241	g,i	GS Mortgage-Backed Securities Corp Trust	2.500	05/25/51	971,835
		Series - 2020 PJ6 (Class A4)
2,958,630	g,i	GS Mortgage-Backed Securities Corp Trust	2.500	10/25/51	2,701,569
		Series - 2021 PJ5 (Class A4)
4,243,222	g,i	GS Mortgage-Backed Securities Corp Trust	3.000	06/25/52	3,997,913
		Series - 2022 PJ2 (Class A36)
283,734	g,i	GS Mortgage-Backed Securities Trust	3.669	05/25/50	274,151
		Series - 2020 PJ1 (Class B2)
1,325,073	g,i	GS Mortgage-Backed Securities Trust	2.500	07/25/51	1,210,182
		Series - 2021 PJ2 (Class A4)
4,627,403	g,i	GS Mortgage-Backed Securities Trust	2.500	01/25/52	4,226,184
		Series - 2021 PJ8 (Class A4)
9,280,045	g,i	GS Mortgage-Backed Securities Trust	2.500	01/25/52	8,467,902
		Series - 2021 PJ7 (Class A4)
7,881,710	g,i	GS MortSecurities Trust	2.500	11/25/51	7,189,341
		Series - 2021 PJ6 (Class A4)
239,158	g	GSMPS Mortgage Loan Trust	7.500	03/25/35	239,645
		Series - 2005 RP2 (Class 1A2)
232,933	g	GSMPS Mortgage Loan Trust	7.500	09/25/35	233,610
		Series - 2005 RP3 (Class 1A2)
286

TIAA-CREF FUNDS - Core Plus Bond Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE

$296,672		GSR Mortgage Loan Trust		6.000%	01/25/35	$289,117
		Series - 2005 1F (Class 3A3)
1,261,108	i	HarborView Mortgage Loan Trust	LIBOR 1 M + 0.620%	1.069	08/19/45	1,241,390
		Series - 2005 11 (Class 2A1A)
3,000,000	g,i	Hudson Yards Mortgage Trust		3.443	07/10/39	2,787,092
		Series - 2019 30HY (Class D)
2,000,000	g,i	Hudson Yards Mortgage Trust		2.943	12/10/41	1,788,045
		Series - 2019 55HY (Class D)
1,750,000	g,i	Hudson Yards Mortgage Trust		2.943	12/10/41	1,464,017
		Series - 2019 55HY (Class F)
73,286	i	Impac CMB Trust	LIBOR 1 M + 0.660%	1.117	03/25/35	73,945
		Series - 2004 11 (Class 2A1)
1,055,268	g,i	Imperial Fund Mortgage Trust		2.051	10/25/55	1,019,398
		Series - 2020 NQM1 (Class A3)
440,000	g,i	Imperial Fund Mortgage Trust		3.531	10/25/55	422,236
		Series - 2020 NQM1 (Class M1)
4,810,000	g,i	Imperial Fund Mortgage Trust		2.383	06/25/56	4,421,887
		Series - 2021 NQM1 (Class M1)
37,457	i	JP Morgan Alternative Loan Trust	LIBOR 1 M + 0.560%	1.017	04/25/47	37,537
		Series - 2007 S1 (Class A1)
1,700,000	g,i	JP Morgan Chase Commercial Mortgage Securities Corp		4.077	01/15/46	1,670,438
		Series - 2013 C13 (Class D)
126,545	g,i	JP Morgan Chase Commercial Mortgage Securities Corp		5.398	07/15/46	128,263
		Series - 2011 C4 (Class C)
1,719,000	i	JP Morgan Chase Commercial Mortgage Securities Corp		4.119	01/15/49	1,735,245
		Series - 2015 JP1 (Class AS)
2,140,000		JP Morgan Chase Commercial Mortgage Securities Corp		2.822	08/15/49	2,091,237
		Series - 2016 JP2 (Class A4)
2,365,000		JP Morgan Chase Commercial Mortgage Securities Corp		3.723	03/15/50	2,402,395
		Series - 2017 JP5 (Class A5)
5,000,000		JP Morgan Chase Commercial Mortgage Securities Corp		3.379	09/15/50	4,955,026
		Series - 2017 JP7 (Class A3)
277,626	i	JP Morgan Mortgage Trust		2.270	11/25/33	279,011
		Series - 2006 A2 (Class 5A3)
2,076,552	g,i	JP Morgan Mortgage Trust	LIBOR 1 M - 0.000%	2.102	12/25/44	2,106,322
		Series - 2015 1 (Class B1)
83,729	g,i	JP Morgan Mortgage Trust		3.500	05/25/45	82,184
		Series - 2015 3 (Class A19)
397,220	g,i	JP Morgan Mortgage Trust		3.500	10/25/45	382,497
		Series - 2015 6 (Class A13)
216,319	g,i	JP Morgan Mortgage Trust		3.500	05/25/46	213,535
		Series - 2016 1 (Class A13)
232,825	g,i	JP Morgan Mortgage Trust		3.500	05/25/47	227,952
		Series - 2017 2 (Class A13)
557,188	g,i	JP Morgan Mortgage Trust		3.500	09/25/48	536,760
		Series - 2018 3 (Class A13)
1,003,995	g,i	JP Morgan Mortgage Trust		3.500	10/25/48	972,814
		Series - 2018 5 (Class A13)
221,310	g,i	JP Morgan Mortgage Trust		3.500	10/25/48	218,248
		Series - 2018 4 (Class A13)
287

TIAA-CREF FUNDS - Core Plus Bond Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE

$762,234	g,i	JP Morgan Mortgage Trust		3.050%	10/26/48	$764,963
		Series - 2017 5 (Class A2)
905,247	g,i	JP Morgan Mortgage Trust		3.910	12/25/48	880,881
		Series - 2018 6 (Class B4)
163,653	g,i	JP Morgan Mortgage Trust		4.000	01/25/49	163,886
		Series - 2018 8 (Class A13)
166,212	g,i	JP Morgan Mortgage Trust		4.000	02/25/49	166,452
		Series - 2018 9 (Class A13)
357,512	g,i	JP Morgan Mortgage Trust		4.000	05/25/49	358,290
		Series - 2019 1 (Class A15)
69,560	g,i	JP Morgan Mortgage Trust		4.000	05/25/49	69,711
		Series - 2019 1 (Class A3)
826,097	g,i	JP Morgan Mortgage Trust		4.629	09/25/49	804,228
		Series - 2019 3 (Class B1)
570,669	g,i	JP Morgan Mortgage Trust	LIBOR 1 M + 0.950%	1.407	10/25/49	571,848
		Series - 2019 INV1 (Class A11)
2,460,326	g,i	JP Morgan Mortgage Trust		3.864	06/25/50	2,394,881
		Series - 2020 1 (Class B2)
4,499,271	g,i	JP Morgan Mortgage Trust		2.500	10/25/51	4,108,937
		Series - 2021 6 (Class A15)
2,516,668	g,i	JP Morgan Mortgage Trust		2.500	11/25/51	2,298,410
		Series - 2021 7 (Class A15)
2,918,352	g,i	JP Morgan Mortgage Trust		2.500	12/25/51	2,665,579
		Series - 2021 8 (Class A15)
1,120,049	g,i	JP Morgan Mortgage Trust		2.500	12/25/51	1,022,835
		Series - 2021 10 (Class A15)
4,331,075	g,i	JP Morgan Mortgage Trust		2.500	01/25/52	3,953,860
		Series - 2021 11 (Class A15)
1,240,591	g,i	JP Morgan Mortgage Trust		2.500	02/25/52	1,132,752
		Series - 2021 12 (Class A15)
2,228,580	g,i	JP Morgan Mortgage Trust		3.357	04/25/52	2,035,084
		Series - 2021 INV6 (Class B1)
1,426,291	g,i	JP Morgan Mortgage Trust		3.357	04/25/52	1,274,162
		Series - 2021 INV6 (Class B2)
1,881,570	g,i	JP Morgan Mortgage Trust		2.500	05/25/52	1,717,431
		Series - 2021 14 (Class A15)
6,297,491	g,i	JP Morgan Mortgage Trust		2.500	06/25/52	5,748,759
		Series - 2021 15 (Class A15)
1,773,979	g,i	JP Morgan Mortgage Trust		3.000	08/25/52	1,672,530
		Series - 2022 2 (Class A25)
501,387		JPMBB Commercial Mortgage Securities Trust		3.657	09/15/47	506,529
		Series - 2014 C23 (Class ASB)
5,000,000		JPMBB Commercial Mortgage Securities Trust		3.634	02/15/48	4,991,221
		Series - 2015 C27 (Class AS)
4,800,000	i	JPMBB Commercial Mortgage Securities Trust		4.622	08/15/48	4,850,265
		Series - 2015 C31 (Class B)
2,500,000	g,i	JPMBB Commercial Mortgage Securities Trust		4.233	03/17/49	2,356,056
		Series - 2016 C1 (Class D1)
5,000,000		JPMDB Commercial Mortgage Securities Trust		2.536	05/13/53	4,561,280
		Series - 2020 COR7 (Class AS)
10,000,000	g	Liberty Street Trust		3.597	02/10/36	9,928,457
		Series - 2016 225L (Class A)
288

TIAA-CREF FUNDS - Core Plus Bond Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE

$342,792		Master Alternative Loan Trust		7.000%	01/25/34	$347,517
		Series - 2004 1 (Class 3A1)
920,314	g	Morgan Stanley Bank of America Merrill Lynch Trust		4.384	12/15/46	913,892
		Series - 2014 C19 (Class LNC2)
850,782		Morgan Stanley Bank of America Merrill Lynch Trust		3.338	03/15/48	847,770
		Series - 2015 C21 (Class A4)
2,000,000	i	Morgan Stanley Capital I Trust		3.779	05/15/48	2,016,049
		Series - 2015 MS1 (Class A4)
132,584	†,i	Morgan Stanley Capital I Trust		5.674	12/12/49	70,665
		Series - 2007 IQ16 (Class AJFX)
300,000		Morgan Stanley Capital I Trust		3.587	12/15/50	300,509
		Series - 2017 HR2 (Class A4)
2,150,000	i	Morgan Stanley Capital I Trust		4.429	07/15/51	2,229,948
		Series - 2018 H3 (Class AS)
1,127,356	g,i	Morgan Stanley Residential Mortgage Loan Trust		2.500	07/25/51	1,075,635
		Series - 2021 4 (Class A4)
3,778,022	g,i	Morgan Stanley Residential Mortgage Loan Trust		2.500	08/25/51	3,451,280
		Series - 2021 5 (Class A9)
3,491,213	g,i	Morgan Stanley Residential Mortgage Loan Trust		2.500	09/25/51	3,333,140
		Series - 2021 6 (Class A4)
3,034,273	g,i	Morgan Stanley Residential Mortgage Loan Trust		2.500	09/25/51	2,772,096
		Series - 2021 6 (Class A9)
1,500,000	g	MRCD Mortgage Trust		2.718	12/15/36	1,376,979
		Series - 2019 PARK (Class E)
11,100,000	g,i	Natixis Commercial Mortgage Securities Trust	LIBOR 1 M + 1.500%	1.897	07/15/36	11,043,329
		Series - 2019 MILE (Class A)
3,000,000	g,i	Natixis Commercial Mortgage Securities Trust	LIBOR 1 M + 3.500%	3.897	07/15/36	2,926,739
		Series - 2019 MILE (Class E)
4,500,000	g,i	Natixis Commercial Mortgage Securities Trust	LIBOR 1 M + 4.250%	4.647	07/15/36	4,343,025
		Series - 2019 MILE (Class F)
560,428	g,i	New Residential Mortgage Loan Trust		2.797	09/25/59	556,479
		Series - 2019 NQM4 (Class A3)
425,000	g,i	New Residential Mortgage Loan Trust		2.986	09/25/59	404,273
		Series - 2019 NQM4 (Class M1)
166,396	i	New York Mortgage Trust	LIBOR 1 M + 0.480%	0.937	02/25/36	166,788
		Series - 2005 3 (Class A1)
650,000	g,i	NLT Trust		2.569	08/25/56	589,982
		Series - 2021 INV2 (Class M1)
5,550,594	g,i	OBX Trust		2.500	07/25/51	5,062,391
		Series - 2021 J2 (Class A19)
469,219	g,i	OBX Trust	LIBOR 1 M + 0.650%	1.107	06/25/57	463,407
		Series - 2018 1 (Class A2)
1,709,096	g,i	Oceanview Mortgage Trust		2.500	05/25/51	1,560,482
		Series - 2021 1 (Class A19)
5,700,000	g	One Bryant Park Trust		2.516	09/15/54	5,271,817
		Series - 2019 OBP (Class A)
2,700,000	g,i	Onslow Bay Mortgage Loan Trust		2.451	05/25/61	2,455,194
		Series - 2021 NQM2 (Class M1)
192,598	g,i	Sequoia Mortgage Trust		3.500	05/25/45	188,191
		Series - 2015 2 (Class A1)
238,085	g,i	Sequoia Mortgage Trust		3.500	06/25/46	234,205
		Series - 2016 1 (Class A19)
289

TIAA-CREF FUNDS - Core Plus Bond Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE

$739,034	g,i	Sequoia Mortgage Trust		3.500%	02/25/47	$720,517
		Series - 2017 2 (Class A19)
627,662	g,i	Sequoia Mortgage Trust		3.500	04/25/47	611,354
		Series - 2017 3 (Class A19)
1,221,555	g,i	Sequoia Mortgage Trust		3.740	09/25/47	1,180,933
		Series - 2017 6 (Class B1)
255,302	g,i	Sequoia Mortgage Trust		3.500	02/25/48	251,467
		Series - 2018 2 (Class A1)
830,081	g,i	Sequoia Mortgage Trust		3.500	02/25/48	817,278
		Series - 2018 2 (Class A19)
279,657	g,i	Sequoia Mortgage Trust		3.500	03/25/48	276,584
		Series - 2018 3 (Class A1)
30,625	g,i	Sequoia Mortgage Trust		4.000	09/25/48	30,669
		Series - 2018 7 (Class A19)
453,399	g,i	Sequoia Mortgage Trust		4.000	06/25/49	453,834
		Series - 2019 2 (Class A1)
130,212	g,i	Sequoia Mortgage Trust		4.000	06/25/49	130,337
		Series - 2019 2 (Class A19)
661,737	g,i	Sequoia Mortgage Trust		3.500	11/25/49	635,999
		Series - 2019 4 (Class A1)
1,398,348	g,i	Sequoia Mortgage Trust		3.500	12/25/49	1,381,134
		Series - 2019 5 (Class A1)
786,574	g,i	Sequoia Mortgage Trust		3.500	12/25/49	776,659
		Series - 2019 5 (Class A19)
2,102,108	g,i	Sequoia Mortgage Trust		3.000	04/25/50	2,026,254
		Series - 2020 3 (Class A19)
2,564,913	g,i	Sequoia Mortgage Trust		2.500	06/25/51	2,335,073
		Series - 2021 4 (Class A19)
413,628	g,i	Shellpoint Co-Originator Trust		3.500	10/25/47	405,832
		Series - 2017 2 (Class A1)
15,415,000	g	SLG Office Trust		2.851	07/15/41	13,185,206
		Series - 2021 OVA (Class E)
4,340,657	g,i	SMR Mortgage Trust		2.701	02/15/39	4,288,709
		Series - 2022 IND (Class B)
3,500,000	g,i	Spruce Hill Mortgage Loan Trust		3.827	01/28/50	3,404,620
		Series - 2020 SH1 (Class B1)
6,585,000	g,i	Structured Agency Credit Risk Debt Note (STACR)		2.199	10/25/33	6,433,812
		Series - 2021 DNA3 (Class M2)
12,859	g,i	STACR		3.724	02/25/48	12,817
		Series - 2018 SPI1 (Class M2)
226,398	g,i	STACR		3.809	05/25/48	225,711
		Series - 2018 SPI2 (Class M2)
219,003	g,i	STACR		3.809	05/25/48	218,390
		Series - 2018 SPI2 (Class M2B)
1,425,000	g,i	STACR	LIBOR 1 M + 2.700%	3.157	10/25/49	1,378,737
		Series - 2019 DNA4 (Class B1)
4,456,000	g,i	STACR	LIBOR 1 M + 2.500%	2.957	02/25/50	4,197,921
		Series - 2020 DNA2 (Class B1)
3,000,000		UBS-Barclays Commercial Mortgage Trust		2.850	12/10/45	3,006,848
		Series - 2012 C4 (Class A5)
1,000,000	g,i	UBS-Barclays Commercial Mortgage Trust		3.649	03/10/46	986,694
		Series - 2013 C5 (Class B)
290

TIAA-CREF FUNDS - Core Plus Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE

$550,000	g,i	Verus Securitization Trust	3.139%	07/25/59	$549,556
		Series - 2019 3 (Class M1)
930,000	g,i	Verus Securitization Trust	3.207	11/25/59	925,289
		Series - 2019 4 (Class M1)
683,833	g	Verus Securitization Trust	1.733	05/25/65	666,719
		Series - 2020 5 (Class A3)
396,185	g	Verus Securitization Trust	2.321	05/25/65	388,858
		Series - 2020 4 (Class A3)
3,285,394	g,i	Verus Securitization Trust	2.240	10/25/66	3,098,529
		Series - 2021 7 (Class A3)
13,031,000	g,i	Verus Securitization Trust	3.288	11/25/66	12,041,048
		Series - 2021 8 (Class M1)
1,700,000	g,i	VNDO Trust	3.903	01/10/35	1,515,801
		Series - 2016 350P (Class E)
937,527	g	VSE VOI Mortgage LLC	4.020	02/20/36	937,144
		Series - 2018 A (Class C)
10,129	i	Washington Mutual Mortgage Pass-Through Certificates Trust	5.849	08/25/38	10,125
		Series - 2004 RA3 (Class 2A)
2,000,000	i	Wells Fargo Commercial Mortgage Trust	4.152	05/15/48	1,899,982
		Series - 2015 NXS1 (Class D)
1,200,000	g	Wells Fargo Commercial Mortgage Trust	3.153	09/15/57	1,093,980
		Series - 2015 NXS3 (Class D)
116,204	g,i	Wells Fargo Mortgage Backed Securities Trust	4.000	04/25/49	116,151
		Series - 2019 2 (Class A17)
193,479	g,i	Wells Fargo Mortgage Backed Securities Trust	3.000	07/25/50	185,910
		Series - 2020 4 (Class A17)
6,479,695	g,i	Wells Fargo Mortgage Backed Securities Trust	2.500	06/25/51	5,913,014
		Series - 2021 2 (Class A17)
1,417,154	g,i	Wells Fargo Mortgage Backed Securities Trust	3.000	08/25/51	1,341,248
		Series - 2021 INV1 (Class A17)
7,818,167	g,i	Wells Fargo Mortgage Backed Securities Trust	3.327	08/25/51	7,093,856
		Series - 2021 INV1 (Class B2)
5,277,000		WFRBS Commercial Mortgage Trust	3.607	11/15/47	5,288,817
		Series - 2014 C24 (Class A5)
2,000,000		WF-RBS Commercial Mortgage Trust	3.337	06/15/46	2,006,625
		Series - 2013 C14 (Class A5)
112,713	g,i	WinWater Mortgage Loan Trust	3.910	06/20/44	112,725
		Series - 2014 1 (Class B4)
		TOTAL OTHER MORTGAGE BACKED			495,130,086

		TOTAL STRUCTURED ASSETS			952,574,316
		(Cost $1,006,902,565)

		TOTAL BONDS			4,884,845,853
		(Cost $5,104,011,320)
291

TIAA-CREF FUNDS - Core Plus Bond Fund

SHARES		COMPANY	RATE	MATURITY DATE	VALUE

COMMON STOCKS - 0.0%

ENERGY - 0.0%
1,538	*,†	Cloud Peak Energy, Inc			$16
		TOTAL ENERGY			16

MATERIALS - 0.0%
554,604	*	Petra Diamonds Ltd			845,124
		TOTAL MATERIALS			845,124

REAL ESTATE - 0.0%
7,034	*	Warehouses De Pauw CVA			11,430
		TOTAL REAL ESTATE			11,430

		TOTAL COMMON STOCKS			856,570
		(Cost $1,019,745)

PREFERRED STOCKS - 0.2%

BANKS - 0.1%
200,000	i	Wintrust Financial Corp			5,636,000
		TOTAL BANKS			5,636,000

DIVERSIFIED FINANCIALS - 0.1%
34,686		Morgan Stanley			921,954
108,701		Morgan Stanley			2,903,403
		TOTAL DIVERSIFIED FINANCIALS			3,825,357

		TOTAL PREFERRED STOCKS			9,461,357
		(Cost $8,826,338)

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 14.7%

GOVERNMENT AGENCY DEBT - 10.8%
$5,000,000		Federal Agricultural Mortgage Corp (FAMC)	0.000%	05/03/22	4,999,111
8,000,000		Federal Farm Credit Bank (FFCB)	0.000	04/11/22	7,999,623
8,690,000		FFCB	0.000	04/14/22	8,689,467
32,495,000		FFCB	0.000	04/29/22	32,490,707
11,000,000		FFCB	0.000	05/17/22	10,994,111
23,608,000		FFCB	0.000	06/16/22	23,577,215
10,689,000		FFCB	0.000	06/29/22	10,672,679
5,000,000		FFCB	0.000	07/12/22	4,989,285
11,000,000		FFCB	0.000	07/25/22	10,973,427
19,230,000		FFCB	0.000	09/01/22	19,144,823
292

TIAA-CREF FUNDS - Core Plus Bond Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE

	$35,000,000		Federal Home Loan Bank (FHLB)	0.000%	04/01/22	$35,000,000
	30,000,000		FHLB	0.000	04/05/22	29,999,434
	38,000,000		FHLB	0.000	04/06/22	37,999,104
	10,000,000		FHLB	0.000	04/07/22	9,999,717
	37,500,000		FHLB	0.000	04/08/22	37,498,761
	44,750,000		FHLB	0.000	04/18/22	44,746,408
	5,000,000		FHLB	0.000	04/20/22	4,999,552
	10,000,000		FHLB	0.000	04/25/22	9,998,868
	7,050,000		FHLB	0.000	05/02/22	7,047,456
	15,995,000		FHLB	0.000	05/04/22	15,988,856
	40,000,000		FHLB	0.000	05/05/22	39,984,170
	23,500,000		FHLB	0.000	05/06/22	23,490,426
	10,000,000		FHLB	0.000	05/18/22	9,994,530
	25,000,000		FHLB	0.000	05/23/22	24,984,870
	6,100,000		FHLB	0.000	05/25/22	6,096,166
	25,000,000		FHLB	0.000	05/27/22	24,983,744
	17,820,000		FHLB	0.000	06/17/22	17,796,457
	20,000,000		FHLB	0.000	06/30/22	19,969,120
	10,300,000		FHLB	0.000	07/19/22	10,276,415
	20,000,000		FHLB	0.000	08/03/22	19,937,692
			TOTAL GOVERNMENT AGENCY DEBT			565,322,194

REPURCHASE AGREEMENT - 0.3%
	15,915,000	r	Fixed Income Clearing Corp (FICC)	0.250	04/01/22	15,915,000
			TOTAL REPURCHASE AGREEMENT			15,915,000

TREASURY DEBT - 1.3%
EGP	37,600,000		Egypt Treasury Bill	0.000	06/21/22	2,008,827
	$10,000,000		United States Cash Management Bill	0.000	04/19/22	9,999,306
	10,000,000		United States Treasury Bill	0.000	08/11/22	9,969,567
	1,440,000		United States Treasury Bill	0.000	08/25/22	1,434,764
	10,000,000		United States Treasury Bill	0.000	10/06/22	9,945,724
	10,000,000		United States Treasury Note	2.250	04/15/22	10,007,487
	25,000,000		United States Treasury Note	1.750	05/15/22	25,044,291
			TOTAL TREASURY DEBT			68,409,966

SHARES			COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 2.3%
	119,034,091	c	State Street Navigator Securities Lending Government Money Market Portfolio	0.290		119,034,091
			TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			119,034,091

			TOTAL SHORT-TERM INVESTMENTS			768,681,251
			(Cost $769,319,301)

			TOTAL INVESTMENTS - 110.8%			5,817,304,289
			(Cost $6,038,794,913)
			OTHER ASSETS & LIABILITIES, NET - (10.8)%			(566,191,828)
			NET ASSETS - 100.0%			$5,251,112,461
293

TIAA-CREF FUNDS - Core Plus Bond Fund

CNY	Chinese Yuan
DOP	Dominican Republic Peso
EGP	Egyptian Pound
EUR	Euro
GHS	Ghanaian Cedi
INR	Indian Rupee
LIBOR	London Interbank Offered Rate
M	Month
MXN	Mexican Peso
MYR	Malaysian Ringgit
REIT	Real Estate Investment Trust
RUB	Russian Ruble
SOFR	Secure Overnight Financing Rate
THB	Thai Baht
UGX	Ugandan Shilling
UYU	Uruguayan Peso
UZS	Uzbekistani Som
ZAR	South African Rand

*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
‡	Perpetual security
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $117,248,148.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 3/31/22, the aggregate value of these securities is $1,598,345,438 or 30.4% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
o	Payment in Kind Bond
q	In default
r	Agreement with Fixed Income Clearing Corp (FICC), 0.250% dated 3/31/22 to be repurchased at $15,915,000 on 4/1/22, collateralized by Government Agency Securities, with coupon rate 2.375% and maturity date 3/31/29, valued at $16,233,347.

Principal denominated in U.S. Dollars, unless otherwise noted.

Futures contracts outstanding as of March 31, 2022 were as follows:

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
US Ultra 10 Year Bond	(177)	06/21/22	$(24,678,245)	$(23,977,969)	$700,276
294

TIAA-CREF FUNDS - 5-15 Year Laddered Tax-Exempt Bond Fund

TIAA-CREF FUNDS

5–15 YEAR LADDERED TAX-EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS

March 31, 2022

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

LONG-TERM MUNICIPAL BONDS - 97.9%

ALABAMA - 2.3%
$250,000		Black Belt Energy Gas District	4.000%	12/01/27	$267,402
500,000		City of Birmingham AL	5.000	12/01/29	576,020
500,000		City of Birmingham AL	5.000	12/01/30	578,194
630,000		County of Mobile AL	5.000	02/01/34	729,795
2,900,000	i	Lower Alabama Gas District	4.000	12/01/50	2,997,393
1,000,000		University of South Alabama	5.000	11/01/31	1,103,703
		TOTAL ALABAMA			6,252,507

ALASKA - 1.2%
500,000		Alaska Municipal Bond Bank Authority	5.000	12/01/31	547,804
2,570,000		Borough of Matanuska-Susitna AK	5.000	09/01/25	2,796,854
		TOTAL ALASKA			3,344,658

ARIZONA - 0.9%
2,000,000	i	Chandler Industrial Development Authority	5.000	06/01/49	2,115,265
190,000		Pinal County Electric District No 3	5.000	07/01/33	208,876
		TOTAL ARIZONA			2,324,141

ARKANSAS - 0.4%
1,000,000		City of Fort Smith AR Water & Sewer Revenue	5.000	10/01/32	1,158,336
		TOTAL ARKANSAS			1,158,336

CALIFORNIA - 4.5%
1,090,000		California County Tobacco Securitization Agency	4.000	06/01/36	1,154,065
365,000		California Educational Facilities Authority	5.000	12/01/29	415,488
1,510,000		California Health Facilities Financing Authority	5.000	09/01/33	1,713,451
185,000		California Municipal Finance Authority	4.000	07/15/29	188,372
65,000	g	California School Finance Authority	5.000	08/01/25	71,177
650,000	g	California School Finance Authority	5.000	08/01/25	703,692
225,000	g	California Statewide Communities Development Authority	5.000	12/01/28	257,341
2,000,000		City of Los Angeles Department of Airports	5.000	05/15/27	2,196,522
1,000,000		City of Los Angeles Department of Airports	5.000	05/15/36	1,156,020
195,000		Long Beach Community College District	3.000	08/01/37	192,357
450,000		Palmdale Community Redevelopment Agency	5.000	09/01/25	493,132
415,000		Palmdale Community Redevelopment Agency	5.000	09/01/31	462,460
750,000		San Diego Public Facilities Financing Authority	5.000	10/15/31	820,781
1,405,000		San Francisco City & County Airport Comm-San Francisco International Airport	5.000	05/01/31	1,635,015
500,000		Santee CDC Successor Agency	5.000	08/01/27	556,583
		TOTAL CALIFORNIA			12,016,456
295

TIAA-CREF FUNDS - 5-15 Year Laddered Tax-Exempt Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

COLORADO - 1.5%
$1,500,000		City & County of Denver CO Airport System Revenue	5.000%	11/15/30	$1,675,860
590,000		City & County of Denver CO Airport System Revenue	5.000	12/01/31	662,048
250,000		Colorado Health Facilities Authority	5.000	12/01/41	272,765
310,000		Denver Health & Hospital Authority	5.000	12/01/28	353,599
1,000,000		Interlocken Metropolitan District	5.000	12/01/27	1,135,862
		TOTAL COLORADO			4,100,134

CONNECTICUT - 4.2%
1,180,000		Capital Region Development Authority	5.000	06/15/29	1,315,410
765,000		Capital Region Development Authority	5.000	06/15/33	846,241
1,900,000		City of Bridgeport CT	5.000	06/01/34	2,215,056
495,000		Connecticut State Health & Educational Facilities Authority	5.000	07/01/27	556,909
630,000		Connecticut State Health & Educational Facilities Authority	5.000	07/01/29	700,022
330,000		Connecticut State Health & Educational Facilities Authority	5.000	07/01/30	365,222
350,000		Connecticut State Health & Educational Facilities Authority	5.000	07/01/32	390,558
350,000		Connecticut State Health & Educational Facilities Authority	5.000	07/01/33	390,117
300,000		Connecticut State Higher Education Supplement Loan Authority	5.000	11/15/25	326,845
250,000		Connecticut State Higher Education Supplement Loan Authority	5.000	11/15/26	276,567
500,000		State of Connecticut Special Tax Revenue	5.000	05/01/30	595,025
1,000,000		State of Connecticut Special Tax Revenue	5.000	05/01/34	1,169,957
2,000,000		University of Connecticut	5.000	03/15/28	2,204,134
		TOTAL CONNECTICUT			11,352,063

DISTRICT OF COLUMBIA - 3.2%
955,000		District of Columbia	5.000	04/01/27	1,072,458
2,680,000		Metropolitan Washington Airports Authority Aviation Revenue	5.000	10/01/28	3,041,381
3,800,000		Metropolitan Washington Airports Authority Aviation Revenue	5.000	10/01/32	4,445,824
		TOTAL DISTRICT OF COLUMBIA			8,559,663

FLORIDA - 6.4%
1,000,000		Alachua County Health Facilities Authority	5.000	12/01/31	1,161,519
250,000		County of Broward FL Airport System Revenue	5.000	10/01/27	279,806
250,000		County of Broward FL Airport System Revenue	5.000	10/01/28	279,978
1,500,000		County of Miami-Dade FL Aviation Revenue	4.000	10/01/36	1,588,178
3,000,000		Escambia County Health Facilities Authority	5.000	08/15/32	3,432,783
715,000	g	Florida Development Finance Corp	6.750	12/01/56	693,966
795,000		Greater Orlando Aviation Authority	5.000	10/01/26	891,605
305,000		Greater Orlando Aviation Authority	5.000	10/01/26	334,655
175,000		Hillsborough County Aviation Authority	5.000	10/01/31	196,701
185,000		Hillsborough County Aviation Authority	5.000	10/01/32	207,659
190,000		Hillsborough County Aviation Authority	5.000	10/01/33	213,006
400,000		Hillsborough County Port District	5.000	06/01/29	449,288
1,000,000		Hillsborough County Port District	5.000	06/01/33	1,120,519
210,000		Miami-Dade County Educational Facilities Authority	5.000	04/01/28	237,640
1,375,000		Miami-Dade County Expressway Authority	5.000	07/01/31	1,522,701
255,000		Miami-Dade County Health Facilities Authority	4.000	08/01/37	270,235
500,000		Pinellas County School Board	4.000	07/01/36	549,406
2,180,000		Port St. Lucie Community Redevelopment Agency	5.000	01/01/26	2,391,946
500,000		School District of Broward County	5.000	07/01/31	552,006
540,000		Volusia County Educational Facility Authority	5.000	10/15/32	606,757
		TOTAL FLORIDA			16,980,354
296

TIAA-CREF FUNDS - 5-15 Year Laddered Tax-Exempt Bond Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

GEORGIA - 4.2%
$1,250,000	Brookhaven Development Authority	5.000%	07/01/27	$1,430,157
1,110,000	Burke County Development Authority	2.250	10/01/32	1,107,277
1,000,000	Dahlonega Downtown Development Authority	4.000	07/01/37	1,062,524
1,250,000	Dahlonega Downtown Development Authority	4.000	07/01/38	1,326,775
1,000,000	Dahlonega Downtown Development Authority	5.000	07/01/39	1,123,877
250,000	Georgia Municipal Association, Inc	5.000	12/01/30	285,835
1,000,000	Glynn-Brunswick Memorial Hospital Authority	5.000	08/01/47	1,088,470
1,020,000	Main Street Natural Gas, Inc	4.000	08/01/49	1,064,325
2,500,000	Municipal Electric Authority of Georgia	5.000	01/01/62	2,808,555
	TOTAL GEORGIA			11,297,795

GUAM - 0.2%
200,000	Port Authority of Guam	5.000	07/01/29	221,629
200,000	Port Authority of Guam	5.000	07/01/30	220,631
	TOTAL GUAM			442,260

HAWAII - 1.4%
1,275,000	City & County of Honolulu HI	5.000	09/01/27	1,459,852
1,000,000	State of Hawaii Airports System Revenue	5.000	07/01/29	1,127,508
1,000,000	State of Hawaii Airports System Revenue	5.000	07/01/41	1,064,916
	TOTAL HAWAII			3,652,276

ILLINOIS - 12.1%
1,500,000	Chicago Board of Education	5.000	12/01/26	1,626,420
1,335,000	Chicago Board of Education	4.000	12/01/27	1,388,731
500,000	Chicago Housing Authority	5.000	01/01/33	554,812
2,000,000	Chicago Midway International Airport	5.000	01/01/26	2,166,011
300,000	Chicago O’Hare International Airport	5.000	01/01/28	330,046
1,000,000	Chicago O’Hare International Airport	5.000	01/01/32	1,061,935
300,000	Chicago Transit Authority	5.000	06/01/28	345,665
3,250,000	City of Chicago IL	5.000	01/01/28	3,542,480
1,000,000	City of Chicago IL	4.000	01/01/35	1,008,969
1,000,000	City of Chicago IL Wastewater Transmission Revenue	5.000	01/01/26	1,100,623
1,250,000	City of Chicago IL, GO	5.000	01/01/29	1,372,741
1,500,000	City of Chicago IL, GO	5.500	01/01/35	1,605,800
650,000	City of Chicago IL, GO	5.500	01/01/37	695,597
500,000	City of Chicago IL, GO	5.500	01/01/42	533,951
150,000	Cook County School District No 78 Rosemont	5.000	12/01/31	179,791
1,750,000	County of Cook IL	5.000	11/15/31	1,936,769
1,160,000	County of Cook IL Sales Tax Revenue	5.000	11/15/36	1,348,716
700,000	Illinois State Toll Highway Authority	4.000	01/01/42	742,792
630,000	Illinois State Toll Highway Authority	4.000	01/01/46	662,560
305,000	Metropolitan Pier & Exposition Authority	4.000	06/15/52	300,899
2,000,000	Metropolitan Water Reclamation District of Greater Chicago	5.000	12/01/30	2,242,278
1,500,000	Sales Tax Securitization Corp	5.000	01/01/30	1,680,673
115,000	Sales Tax Securitization Corp	2.857	01/01/31	108,609
2,000,000	State of Illinois	5.000	06/01/28	2,169,874
1,500,000	State of Illinois	5.000	03/01/37	1,663,633
250,000	Village of Broadview IL	5.000	12/01/28	288,829
200,000	Village of Broadview IL	5.000	12/01/29	230,371
545,000	Village of Broadview IL	5.000	12/01/30	625,881
745,000	Village of Broadview IL	5.000	12/01/33	852,150
	TOTAL ILLINOIS			32,367,606
297

TIAA-CREF FUNDS - 5-15 Year Laddered Tax-Exempt Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

INDIANA - 0.6%
$1,365,000		City of Whiting IN	5.000%	12/01/44	$1,495,306
		TOTAL INDIANA			1,495,306

IOWA - 0.2%
475,000		Iowa Higher Education Loan Authority	5.000	10/01/27	542,055
		TOTAL IOWA			542,055

KENTUCKY - 1.0%
1,250,000		Paducah Electric Plant Board	5.000	10/01/34	1,397,915
1,250,000		Paducah Electric Plant Board	5.000	10/01/35	1,396,780
		TOTAL KENTUCKY			2,794,695

LOUISIANA - 1.3%
480,000		City of New Orleans LA Sewerage Service Revenue	4.000	06/01/36	519,243
750,000		Louisiana Local Government Environmental Facilities & Community Development Authority	5.000	10/01/27	853,384
500,000		New Orleans Aviation Board	5.000	10/01/33	580,074
1,250,000		St. Tammany Parish Hospital Service District No	5.000	07/01/33	1,423,849
		TOTAL LOUISIANA			3,376,550

MAINE - 0.0%
750,000	*,†,g,q	Finance Authority of Maine	5.375	12/15/33	84,324
		TOTAL MAINE			84,324

MARYLAND - 0.8%
2,000,000		County of Baltimore MD	4.000	01/01/29	2,196,743
		TOTAL MARYLAND			2,196,743

MASSACHUSETTS - 1.1%
500,000		Massachusetts Development Finance Agency	5.000	12/01/29	559,629
2,100,000		University of Massachusetts Building Authority	5.000	11/01/29	2,500,130
		TOTAL MASSACHUSETTS			3,059,759

MICHIGAN - 4.4%
500,000		Charlotte Public School District	4.000	05/01/36	560,672
2,000,000		Michigan Finance Authority	5.000	04/01/25	2,163,224
2,000,000		Michigan Finance Authority	5.000	11/15/28	2,219,894
1,000,000		Michigan Finance Authority	5.000	12/01/36	1,173,326
1,650,000		Michigan Finance Authority	5.000	07/01/44	1,666,021
1,750,000		State of Michigan Trunk Line Revenue	5.000	11/15/30	2,113,848
385,000		Wayne County Airport Authority	5.000	12/01/29	440,271
1,250,000		Wayne County Airport Authority	5.000	12/01/29	1,417,204
		TOTAL MICHIGAN			11,754,460

MINNESOTA - 0.7%
1,055,000		City of Minneapolis MN	5.000	11/15/33	1,216,929
70,000		Duluth Economic Development Authority	5.000	02/15/33	79,385
500,000		Northern Municipal Power Agency	5.000	01/01/28	548,800
		TOTAL MINNESOTA			1,845,114
298

TIAA-CREF FUNDS - 5-15 Year Laddered Tax-Exempt Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

MISSISSIPPI - 1.3%
$1,045,000		Mississippi Development Bank	5.000%	03/01/26	$1,155,656
1,000,000		Mississippi Development Bank	5.000	06/01/27	1,139,682
1,000,000		Mississippi Development Bank	5.000	03/01/35	1,099,096
		TOTAL MISSISSIPPI			3,394,434

MISSOURI - 3.0%
1,225,000		City of Kansas City MO	5.000	10/01/26	1,345,947
2,500,000		City of Kansas City MO Sanitary Sewer System Revenue	3.000	01/01/37	2,507,268
1,000,000		City of St. Louis MO Parking Revenue	5.000	12/15/26	1,102,528
900,000		Health & Educational Facilities Authority of the State of Missouri	5.000	02/15/28	1,032,418
1,745,000		St. Louis Municipal Finance Corp	5.000	02/15/26	1,924,433
		TOTAL MISSOURI			7,912,594

NEVADA - 0.4%
1,000,000		Las Vegas Redevelopment Agency	5.000	06/15/26	1,089,699
		TOTAL NEVADA			1,089,699

NEW HAMPSHIRE - 0.1%
130,000		New Hampshire Business Finance Authority	5.000	04/01/31	149,472
		TOTAL NEW HAMPSHIRE			149,472

NEW JERSEY - 5.9%
350,000		Gloucester County Improvement Authority	5.000	07/01/34	407,963
1,000,000		New Jersey Economic Development Authority	5.000	06/15/27	1,113,730
2,500,000		New Jersey Economic Development Authority	5.000	11/01/35	2,792,888
1,000,000		New Jersey Educational Facilities Authority	5.000	07/01/27	1,109,229
1,000,000		New Jersey Transportation Trust Fund Authority	5.000	06/15/29	1,106,605
765,000		New Jersey Transportation Trust Fund Authority	5.000	12/15/33	852,836
1,120,000		New Jersey Transportation Trust Fund Authority	4.000	06/15/34	1,175,347
4,000,000		New Jersey Transportation Trust Fund Authority	5.000	06/15/34	4,451,743
1,000,000		New Jersey Transportation Trust Fund Authority	4.000	06/15/36	1,042,577
1,025,000	h	New Jersey Transportation Trust Fund Authority	4.000	06/15/39	1,057,880
500,000		South Jersey Port Corp	5.000	01/01/48	533,761
		TOTAL NEW JERSEY			15,644,559

NEW YORK - 6.0%
1,000,000		Brooklyn Arena Local Development Corp	5.000	07/15/26	1,107,763
10,000		Metropolitan Transportation Authority	4.000	11/15/34	10,341
1,250,000		Metropolitan Transportation Authority	5.000	11/15/50	1,361,014
160,000		New York City Industrial Development Agency	3.000	01/01/46	140,489
1,750,000		New York State Dormitory Authority	5.000	07/01/33	1,974,631
1,000,000		New York State Urban Development Corp	5.000	03/15/35	1,157,738
375,000		New York Transportation Development Corp	5.000	07/01/30	396,438
1,080,000		New York Transportation Development Corp	4.000	10/01/30	1,118,846
1,000,000		New York Transportation Development Corp	5.000	08/01/31	1,008,662
715,000		New York Transportation Development Corp	5.000	01/01/36	776,914
505,000		New York Transportation Development Corp	5.000	12/01/36	562,879
635,000		New York Transportation Development Corp	5.000	12/01/36	706,773
1,500,000		Port Authority of New York & New Jersey	5.000	07/15/31	1,735,538
1,000,000		Port Authority of New York & New Jersey	4.000	11/01/34	1,050,232
1,000,000		Port Authority of New York & New Jersey	5.000	11/01/35	1,132,384
1,625,000		Port Authority of New York & New Jersey	4.000	07/15/36	1,700,600
		TOTAL NEW YORK			15,941,242
299

TIAA-CREF FUNDS - 5-15 Year Laddered Tax-Exempt Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

NORTH CAROLINA - 1.6%
$1,355,000		County of Duplin NC	5.000%	04/01/27	$1,487,652
1,000,000		North Carolina Capital Facilities Finance Agency	5.000	05/01/31	1,161,981
210,000		North Carolina Medical Care Commission	4.000	02/01/36	232,282
255,000		North Carolina Medical Care Commission	3.000	07/01/36	250,636
1,000,000		The Charlotte-Mecklenburg Hospital Authority	5.000	01/15/26	1,105,789
		TOTAL NORTH CAROLINA			4,238,340

NORTH DAKOTA - 0.4%
1,000,000		North Dakota Housing Finance Agency	2.400	01/01/26	999,847
		TOTAL NORTH DAKOTA			999,847

OHIO - 2.8%
1,000,000		American Municipal Power, Inc	5.000	02/15/34	1,148,968
1,000,000		City of Cleveland OH Airport System Revenue	5.000	01/01/27	1,103,086
200,000		City of Cleveland OH Income Tax Revenue	5.000	10/01/27	228,790
250,000		City of Cleveland OH Income Tax Revenue	5.000	10/01/28	288,791
240,000		City of Toledo OH	4.000	12/01/29	262,959
250,000		City of Toledo OH	4.000	12/01/30	275,533
200,000		City of Toledo OH	4.000	12/01/31	219,387
1,500,000		County of Miami OH	5.000	08/01/32	1,715,153
725,000		County of Montgomery OH	5.000	08/01/36	855,688
300,000		Lebanon City School District	3.000	12/01/36	298,005
700,000		Miami University	5.000	09/01/28	815,841
175,000		State of Ohio	5.000	01/15/35	198,084
		TOTAL OHIO			7,410,285

OKLAHOMA - 0.9%
750,000		Oklahoma Development Finance Authority	5.000	08/15/28	848,673
1,500,000		Oklahoma Development Finance Authority	5.250	08/15/48	1,609,198
		TOTAL OKLAHOMA			2,457,871

OREGON - 0.5%
3,000,000	*,†,g,q	Oregon State Business Development Commission	6.500	04/01/31	219,000
1,000,000	*,†,q	Oregon State Business Development Commission	11.500	04/01/31	60,000
625,000	†,g	Oregon State Business Development Commission	0.000	04/01/37	45,625
1,000,000		Tri-County Metropolitan Transportation District of Oregon	5.000	10/01/28	1,149,112
		TOTAL OREGON			1,473,737

PENNSYLVANIA - 3.2%
1,100,000		Allegheny County Higher Education Building Authority	5.000	03/01/29	1,199,933
480,000		Borough of Columbia PA	4.000	06/15/38	482,931
740,000		Coatesville School District	5.000	08/01/25	808,319
500,000		Lancaster County Career & Technology Center Authority	4.000	02/01/25	525,672
500,000		Lancaster County Career & Technology Center Authority	4.000	02/01/26	533,463
670,000		Lancaster County Career & Technology Center Authority	4.000	02/01/30	724,207
500,000		Pennsylvania Economic Development Financing Authority	5.000	10/15/34	591,192
415,000		Pittsburgh Water & Sewer Authority	5.000	09/01/27	474,028
1,500,000		School District of the City of Erie	5.000	04/01/28	1,708,130
500,000		South Wayne County Water and Sewer Authority	4.000	02/15/37	540,545
915,000		Township of Northampton PA	4.000	05/15/33	972,244
		TOTAL PENNSYLVANIA			8,560,664
300

TIAA-CREF FUNDS - 5-15 Year Laddered Tax-Exempt Bond Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

RHODE ISLAND - 0.3%
$825,000	Rhode Island Commerce Corp	5.000%	06/15/27	$930,944
	TOTAL RHODE ISLAND			930,944

SOUTH CAROLINA - 2.1%
2,000,000	Center for Arts & Health Sciences Public Facilities Corp	4.000	10/01/37	2,216,123
265,000	City of Rock Hill SC Combined Utility System Revenue	5.000	01/01/27	297,592
170,000	City of Rock Hill SC Combined Utility System Revenue	5.000	01/01/28	194,328
265,000	City of Rock Hill SC Combined Utility System Revenue	5.000	01/01/29	307,935
500,000	South Carolina Public Service Authority	4.000	12/01/37	532,688
890,000	South Carolina Public Service Authority	4.000	12/01/40	943,666
1,000,000	Spartanburg Regional Health Services District	4.000	04/15/37	1,082,305
	TOTAL SOUTH CAROLINA			5,574,637

TENNESSEE - 1.3%
180,000	Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd	4.000	05/01/37	194,328
2,305,000	Metropolitan Nashville Airport Authority	5.000	07/01/35	2,605,804
755,000	Tennessee Energy Acquisition Corp	4.000	11/01/49	780,117
	TOTAL TENNESSEE			3,580,249

TEXAS - 9.5%
350,000	Atascosa County Industrial Development Corp	5.000	12/15/28	391,692
350,000	Atascosa County Industrial Development Corp	5.000	12/15/29	395,550
400,000	Atascosa County Industrial Development Corp	5.000	12/15/30	456,013
1,100,000	Central Texas Regional Mobility Authority	5.000	01/01/27	1,223,763
1,210,000	Central Texas Regional Mobility Authority	5.000	01/01/29	1,362,290
750,000	Central Texas Regional Mobility Authority	4.000	01/01/36	794,912
400,000	City of Austin TX Airport System Revenue	5.000	11/15/27	446,962
900,000	City of Austin TX Airport System Revenue	5.000	11/15/39	951,792
1,000,000	City of El Paso TX	4.000	08/15/35	1,097,615
2,000,000	City of El Paso TX Airport Revenue	5.000	08/15/28	2,249,448
1,970,000	City of Houston TX	5.000	03/01/32	2,204,976
3,000,000	City of Houston TX Combined Utility System Revenue	5.000	11/15/29	3,559,903
1,000,000	Conroe Independent School District	2.500	02/15/37	933,412
500,000	County of Galveston TX	4.000	02/01/38	530,504
150,000	Harris County Toll Road Authority	4.000	08/15/36	164,959
1,000,000	North Texas Tollway Authority	5.000	01/01/30	1,145,040
420,000	Port Freeport TX	5.000	06/01/28	469,860
825,000	Port Freeport TX	5.000	06/01/29	922,696
865,000	Port Freeport TX	5.000	06/01/30	977,100
935,000	Port Freeport TX	5.000	06/01/32	1,047,964
2,500,000	Texas Private Activity Bond Surface Transportation Corp	5.000	12/31/35	2,798,534
1,000,000	University of North Texas	5.000	04/15/27	1,136,424
	TOTAL TEXAS			25,261,409

UTAH - 1.0%
475,000	Salt Lake City Corp Airport Revenue	5.000	07/01/31	530,532
1,000,000	Salt Lake City Corp Airport Revenue	5.000	07/01/32	1,115,511
1,000,000	Salt Lake City Corp Airport Revenue	5.000	07/01/33	1,112,841
	TOTAL UTAH			2,758,884
301

TIAA-CREF FUNDS - 5-15 Year Laddered Tax-Exempt Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

VIRGIN ISLANDS - 1.8%
$2,000,000	g	Virgin Islands Public Finance Authority	5.000%	09/01/25	$2,142,559
2,500,000	g	Virgin Islands Public Finance Authority	5.000	09/01/33	2,692,222
		TOTAL VIRGIN ISLANDS			4,834,781

VIRGINIA - 0.2%
400,000		Virginia Small Business Financing Authority	5.000	12/31/47	445,729
		TOTAL VIRGINIA			445,729

WASHINGTON - 1.7%
500,000		Klickitat County Public Utility District No	5.000	12/01/27	573,630
1,000,000		Pend Oreille County Public Utility District No Box Canyon	5.000	01/01/29	1,110,649
1,000,000		Pierce County School District No 403 Bethel	4.000	12/01/37	1,113,296
1,500,000	i	Washington Health Care Facilities Authority	4.000	10/01/42	1,660,694
		TOTAL WASHINGTON			4,458,269

WEST VIRGINIA - 1.3%
1,000,000		West Virginia Higher Education Policy Commission	5.000	07/01/27	1,140,924
750,000		West Virginia Hospital Finance Authority	5.000	01/01/29	855,464
1,215,000		West Virginia Hospital Finance Authority	5.000	01/01/30	1,380,593
		TOTAL WEST VIRGINIA			3,376,981
		TOTAL LONG-TERM MUNICIPAL BONDS			261,491,882
		(Cost $270,706,524)
		TOTAL INVESTMENTS - 97.9%			261,491,882
		(Cost $270,706,524)
		OTHER ASSETS & LIABILITIES, NET - 2.1%			5,573,901
		NET ASSETS - 100.0%			$267,065,783

GO	General Obligation

*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 3/31/22, the aggregate value of these securities is $6,909,906 or 2.6% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
q	In default
302

TIAA-CREF FUNDS - Green Bond Fund

TIAA-CREF FUNDS

GREEN BOND FUND

SCHEDULE OF INVESTMENTS

March 31, 2022

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

BANK LOAN OBLIGATIONS - 0.9%

COMMERCIAL & PROFESSIONAL SERVICES - 0.5%
$496,256	i	LTR Intermediate Holdings, Inc	LIBOR 3M + 4.500%	5.500%	05/05/28	$486,331
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES				486,331

UTILITIES - 0.4%
488,748	i	Exgen Renewables IV LLC	LIBOR 3M + 2.500%	3.500	12/15/27	483,558
		TOTAL UTILITIES				483,558

		TOTAL BANK LOAN OBLIGATIONS				969,889
		(Cost $977,994)

BONDS - 92.2%

CORPORATE BONDS - 55.3%

AUTOMOBILES & COMPONENTS - 0.7%
250,000		Dana, Inc		4.250	09/01/30	228,800
250,000		Ford Motor Co		3.250	02/12/32	223,283
350,000	g	Hyundai Capital Services, Inc		1.250	02/08/26	321,047
		TOTAL AUTOMOBILES & COMPONENTS				773,130

BANKS - 4.6%
1,200,000	g	ABN AMRO Bank NV		2.470	12/13/29	1,096,796
250,000	g	Bank Hapoalim BM		3.255	01/21/32	230,000
250,000		Bank of America Corp		0.981	09/25/25	236,952
475,000		Bank of America Corp		2.456	10/22/25	466,735
1,000,000		Canadian Imperial Bank of Commerce		0.950	10/23/25	919,944
250,000		Citigroup, Inc		0.776	10/30/24	241,520
1,000,000	g	ING Groep NV		1.400	07/01/26	925,132
250,000	g	Itau Unibanco Holding S.A.		3.875	04/15/31	236,875
250,000		NatWest Group plc		2.359	05/22/24	247,969
200,000	g	Shinhan Financial Group Co Ltd		3.340	02/05/30	196,946
		TOTAL BANKS				4,798,869

CAPITAL GOODS - 1.8%
250,000		Johnson Controls International plc		1.750	09/15/30	223,194
1,000,000		Xylem, Inc		1.950	01/30/28	925,484
755,000		Xylem, Inc		2.250	01/30/31	685,796
		TOTAL CAPITAL GOODS				1,834,474

COMMERCIAL & PROFESSIONAL SERVICES - 0.9%
1,000,000		International Bank for Reconstruction & Development		0.000	03/31/27	943,723
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES				943,723
303

TIAA-CREF FUNDS - Green Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

CONSUMER DURABLES & APPAREL - 0.2%
$250,000		Whirlpool Corp		2.400%	05/15/31	$227,502
		TOTAL CONSUMER DURABLES & APPAREL				227,502

CONSUMER SERVICES - 1.9%
250,000		Conservation Fund		3.474	12/15/29	249,786
260,000	i	Nature Conservancy	LIBOR 3 M + 1.080%	1.397	02/01/24	259,999
500,000		Nature Conservancy		1.511	07/01/29	437,537
1,000,000		Nature Conservancy		3.957	03/01/52	1,032,097
		TOTAL CONSUMER SERVICES				1,979,419

DIVERSIFIED FINANCIALS - 2.6%
1,000,000		Kreditanstalt fuer Wiederaufbau		2.000	09/29/22	1,004,147
280,000	g	Starwood Property Trust, Inc		3.750	12/31/24	271,600
1,000,000		Toyota Motor Credit Corp		2.150	02/13/30	927,471
500,000	g	WLB Asset II C Pte Ltd		3.900	12/23/25	479,943
		TOTAL DIVERSIFIED FINANCIALS				2,683,161

ENERGY - 0.5%
250,000	g	Renewable Energy Group, Inc		5.875	06/01/28	268,532
270,000	e,g	Sunnova Energy Corp		5.875	09/01/26	258,358
		TOTAL ENERGY				526,890

FOOD & STAPLES RETAILING - 1.6%
250,000		SYSCO Corp		2.400	02/15/30	232,482
1,575,000		Walmart, Inc		1.800	09/22/31	1,432,750
		TOTAL FOOD & STAPLES RETAILING				1,665,232

FOOD, BEVERAGE & TOBACCO - 1.1%
250,000	g	NBM US Holdings, Inc		6.625	08/06/29	263,050
1,000,000		PepsiCo, Inc		2.875	10/15/49	926,367
		TOTAL FOOD, BEVERAGE & TOBACCO				1,189,417

HEALTH CARE EQUIPMENT & SERVICES - 1.0%
1,000,000		Kaiser Foundation Hospitals		2.810	06/01/41	873,202
250,000		Stanford Health Care		3.027	08/15/51	221,055
		TOTAL HEALTH CARE EQUIPMENT & SERVICES				1,094,257

MATERIALS - 3.0%
250,000	g	Celulosa Arauco y Constitucion S.A.		5.150	01/29/50	247,190
525,000	g	Inversiones CMPC S.A.		4.375	04/04/27	549,124
500,000	g	LG Chem Ltd		3.625	04/15/29	500,718
1,000,000		Sonoco Products Co		2.250	02/01/27	946,827
1,000,000		Sonoco Products Co		2.850	02/01/32	934,636
		TOTAL MATERIALS				3,178,495
304

TIAA-CREF FUNDS - Green Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

REAL ESTATE - 5.4%
$500,000		Alexandria Real Estate Equities, Inc	2.950%	03/15/34	$470,396
250,000		Equinix, Inc	1.000	09/15/25	229,731
1,300,000		Federal Realty Investment Trust	1.250	02/15/26	1,196,319
250,000	g	HAT Holdings I LLC	6.000	04/15/25	256,250
250,000	g	HAT Holdings I LLC	3.375	06/15/26	237,500
250,000	g	HAT Holdings I LLC	3.750	09/15/30	225,000
300,000		Healthpeak Properties, Inc	2.125	12/01/28	275,863
1,000,000		Host Hotels & Resorts LP	2.900	12/15/31	893,854
250,000		Kilroy Realty LP	2.500	11/15/32	217,286
1,000,000		Kilroy Realty LP	2.650	11/15/33	866,410
285,000	g	Starwood Property Trust, Inc	4.375	01/15/27	276,450
250,000		UDR, Inc	1.900	03/15/33	208,844
275,000		Vornado Realty LP	2.150	06/01/26	257,018
		TOTAL REAL ESTATE			5,610,921

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.3%
250,000	g	NXP BV	3.400	05/01/30	242,314
1,275,000	g	SK Hynix, Inc	2.375	01/19/31	1,111,347
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			1,353,661

SOFTWARE & SERVICES - 0.3%
300,000		Mastercard, Inc	1.900	03/15/31	277,541
		TOTAL SOFTWARE & SERVICES			277,541

TECHNOLOGY HARDWARE & EQUIPMENT - 2.1%
1,000,000		Apple, Inc	2.850	02/23/23	1,008,321
948,000		Apple, Inc	3.000	06/20/27	958,918
250,000		HP, Inc	2.650	06/17/31	223,675
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			2,190,914

TELECOMMUNICATION SERVICES - 1.0%
1,000,000		Verizon Communications, Inc	3.875	03/01/52	1,004,789
		TOTAL TELECOMMUNICATION SERVICES			1,004,789

UTILITIES - 25.3%
1,250,000		AES Corp	1.375	01/15/26	1,149,465
350,000		AES Corp	2.450	01/15/31	312,989
250,000	g	AES Gener S.A.	6.350	10/07/79	246,877
270,000	g	Atlantica Sustainable Infrastructure plc	4.125	06/15/28	260,188
1,777,000		Avangrid, Inc	3.200	04/15/25	1,771,504
300,000	g	Clearway Energy Operating LLC	4.750	03/15/28	301,299
225,000	g	Clearway Energy Operating LLC	3.750	02/15/31	210,396
215,000	g	Consorcio Transmantaro SA	4.700	04/16/34	216,935
246,563	g	Continuum Energy Levanter Pte Ltd	4.500	02/09/27	237,070
1,000,000		Dominion Energy, Inc	2.250	08/15/31	900,749
1,000,000		DTE Electric Co	1.900	04/01/28	930,197
1,000,000		Duke Energy Florida LLC	2.500	12/01/29	940,508
1,000,000		Duke Energy Progress LLC	3.450	03/15/29	1,001,969
250,000	g	EDP Finance BV	1.710	01/24/28	220,472

305

TIAA-CREF FUNDS - Green Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$250,000	g	Electricite de France S.A.	3.625%	10/13/25	$250,479
250,000		Evergy, Inc	2.550	07/01/26	244,417
747,000		Georgia Power Co	3.250	04/01/26	749,474
292,050	g	India Cleantech Energy	4.700	08/10/26	273,460
1,650,000		Interstate Power & Light Co	3.600	04/01/29	1,648,402
750,000	g	Liberty Utilities Finance GP	2.050	09/15/30	657,559
250,000		MidAmerican Energy Co	3.100	05/01/27	249,886
120,000		MidAmerican Energy Co	3.150	04/15/50	110,211
500,000		MidAmerican Energy Co	2.700	08/01/52	427,393
1,075,000	g	New York State Electric & Gas Corp	2.150	10/01/31	953,851
950,000	g	Niagara Mohawk Power Corp	1.960	06/27/30	844,246
500,000		Northwest Natural Gas Co	3.078	12/01/51	422,349
250,000		NorthWestern Corp	4.176	11/15/44	263,404
1,000,000		PacifiCorp	2.900	06/15/52	873,707
100,000	g	Pattern Energy Operations LP	4.500	08/15/28	98,381
529,000		Public Service Co of Colorado	3.700	06/15/28	539,691
250,000		Public Service Co of Colorado	3.200	03/01/50	233,280
1,000,000		Public Service Electric and Gas Co	3.100	03/15/32	987,912
750,000		San Diego Gas & Electric Co	2.950	08/15/51	658,820
1,000,000		SCE Recovery Funding LLC	2.943	11/15/42	959,300
960,000		SCE Recovery Funding LLC	3.240	11/15/46	896,458
250,000	g	Sociedad de Transmision Austral S.A.	4.000	01/27/32	242,390
500,000		Southwestern Electric Power Co	3.250	11/01/51	429,919
500,000		Southwestern Public Service Co	3.150	05/01/50	447,655
209,675	g	Star Energy Geothermal Wayang Windu Ltd	6.750	04/24/33	221,207
500,000	g	Sweihan PV Power Co PJSC	3.625	01/31/49	461,760
337,155	g	Topaz Solar Farms LLC	4.875	09/30/39	356,541
525,000		Tucson Electric Power Co	1.500	08/01/30	449,141
192,383	g	UEP Penonome II S.A.	6.500	10/01/38	182,764
500,000		Union Electric Co	2.625	03/15/51	413,800
1,075,000	*,h	Union Electric Co	3.900	04/01/52	1,112,138
1,050,000	g	Vistra Corp	7.000	N/A‡	1,022,143
		TOTAL UTILITIES			26,382,756

		TOTAL CORPORATE BONDS			57,715,151
		(Cost $59,810,816)

GOVERNMENT BONDS - 16.7%

AGENCY SECURITIES - 3.7%
223,427		Overseas Private Investment Corp (OPIC)	1.790	10/15/29	214,513
223,427		OPIC	2.360	10/15/29	219,282
1,639,887		OPIC	3.430	06/01/33	1,678,683
1,125,276		OPIC	2.940	07/31/33	1,121,717
250,000		United States International Development Finance Corp	1.650	04/15/28	235,315
223,427		United States International Development Finance Corp	1.050	10/15/29	208,354
246,799		United States International Development Finance Corp	1.630	07/15/38	222,492
		TOTAL AGENCY SECURITIES			3,900,356
306

TIAA-CREF FUNDS - Green Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

FOREIGN GOVERNMENT BONDS - 6.8%
$300,000	g	Arab Petroleum Investments Corp	1.483%	10/06/26	$280,982
579,000		Asian Development Bank	1.750	08/14/26	559,766
750,000		Asian Development Bank	3.125	09/26/28	777,602
250,000	g	CDP Financial, Inc	1.000	05/26/26	233,410
250,000		Chile Government International Bond	3.500	01/25/50	228,548
200,000	g	Egypt Government International Bond	5.250	10/06/25	192,305
250,000		European Bank for Reconstruction & Development	1.625	09/27/24	244,652
250,000		European Investment Bank	0.625	10/21/27	224,754
250,000		European Investment Bank	1.625	10/09/29	235,467
2,000,000		European Investment Bank	0.750	09/23/30	1,746,825
500,000		International Bank for Reconstruction & Development	2.125	03/03/25	493,467
500,000		International Bank for Reconstruction & Development	3.125	11/20/25	508,513
235,000	g	Korea Electric Power Corp	1.125	06/15/25	220,508
500,000		Kreditanstalt fuer Wiederaufbau	1.000	10/01/26	468,049
250,000		North American Development Bank	2.400	10/26/22	251,298
300,000	g	Perusahaan Penerbit SBSN Indonesia III	3.750	03/01/23	303,750
		TOTAL FOREIGN GOVERNMENT BONDS			6,969,896

MORTGAGE BACKED - 0.4%
250,000	i	Federal National Mortgage Association (FNMA)	1.510	11/25/30	223,905
250,000	i	FNMA	1.250	01/25/31	218,978
		TOTAL MORTGAGE BACKED			442,883

MUNICIPAL BONDS - 5.8%
180,000	g	California Municipal Finance Authority	6.375	11/15/48	182,057
300,000		City of Cleveland OH Income Tax Revenue	3.072	10/01/41	267,800
600,000		City of Los Angeles Department of Airports Customer Facility Charge Revenue	4.242	05/15/48	591,786
250,000		City of San Francisco CA Public Utilities Commission Water Revenue	2.825	11/01/41	219,556
400,000	g	Florida Development Finance Corp	6.750	12/01/56	388,233
600,000		Grant County Public Utility District No 2	1.544	01/01/23	599,831
250,000		Grant County Public Utility District No 2	3.210	01/01/40	234,899
235,000		Great Lakes Water Authority Sewage Disposal System Revenue	3.056	07/01/39	220,772
100,000		Klickitat County Public Utilities	3.688	12/01/38	101,978
315,000		Massachusetts Clean Energy Cooperative Corp	2.485	07/01/32	295,355
500,000		Metropolitan Transportation Authority	5.175	11/15/49	572,091
170,000		Morris County Improvement Authority	1.298	06/15/27	158,832
210,000		Mount Shasta Public Financing Authority	3.000	08/01/35	211,546
220,000		Mount Shasta Public Financing Authority	2.625	08/01/36	207,847
120,000		Mount Shasta Public Financing Authority	2.625	08/01/37	112,999
160,000		Mount Shasta Public Financing Authority	2.750	08/01/38	150,662
165,000		Mount Shasta Public Financing Authority	2.750	08/01/39	151,951
65,000		New York State Energy Research & Development Authority	4.577	04/01/35	67,054
105,000		New York State Environmental Facilities Corp	2.506	11/15/22	105,452
500,000	g	Ohio Air Quality Development Authority	4.500	01/15/48	512,243
250,000	g	Pennsylvania Economic Development Financing Authority	10.000	12/01/29	243,952
500,000	g	Warm Springs Reservation Confederated Tribe	2.800	11/01/22	502,319
		TOTAL MUNICIPAL BONDS			6,099,215

		TOTAL GOVERNMENT BONDS			17,412,350
		(Cost $18,074,564)

307

TIAA-CREF FUNDS - Green Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

STRUCTURED ASSETS - 20.2%

ASSET BACKED - 10.9%
$250,000	g,i	BFLD Trust	LIBOR 1 M + 2.100%	2.497%	10/15/35	$246,871
		Series - 2020 EYP (Class C)
90,039	g	GoodLeap Sustainable Home Solutions Trust		2.100	05/20/48	82,954
		Series - 2021 3CS (Class A)
319,805	g	GoodLeap Sustainable Home Solutions Trust		1.930	07/20/48	289,519
		Series - 2021 4GS (Class A)
265,000	g	GoodLeap Sustainable Home Solutions Trust		2.560	10/20/48	238,891
		Series - 2021 5CS (Class B)
499,139	g	GoodLeap Sustainable Home Solutions Trust		2.700	01/20/49	466,716
		Series - 2022 1GS (Class A)
139,274	g	HERO Funding Trust		4.050	09/20/41	139,919
		Series - 2016 1A (Class A)
212,784	g	HERO Funding Trust		3.910	09/20/42	212,035
		Series - 2016 3A (Class A2)
127,403	g	HERO Funding Trust		4.290	09/20/47	127,419
		Series - 2016 4A (Class A2)
59,162	g	HERO Funding Trust		4.460	09/20/47	59,652
		Series - 2017 1A (Class A2)
138,906	g	HERO Funding Trust		3.190	09/20/48	136,612
		Series - 2017 3A (Class A1)
279,895	g	HERO Funding Trust		3.950	09/20/48	276,185
		Series - 2017 3A (Class A2)
149,680	g	HERO Funding Trust		2.720	09/20/57	144,137
		Series - 2020 1A (Class A)
191,483	g	Loanpal Solar Loan Ltd		2.290	01/20/48	174,962
		Series - 2021 1GS (Class A)
239,364	†,g	Mosaic Solar Loan Trust		0.000	04/20/46	208,247
		Series - 2020 1A (Class R)
496,421	g	Mosaic Solar Loan Trust		2.100	04/20/46	468,984
		Series - 2020 1A (Class A)
167,024	g	Mosaic Solar Loan Trust		1.440	08/20/46	152,168
		Series - 2020 2A (Class A)
920,242	g	Mosaic Solar Loan Trust		2.050	12/20/46	848,322
		Series - 2021 1A (Class B)
382,539	g	Mosaic Solar Loan Trust		2.250	12/20/46	367,597
		Series - 2021 1A (Class C)
625,937	g	Mosaic Solar Loan Trust		1.440	06/20/52	570,807
		Series - 2021 3A (Class A)
1,000,000	g	Mosaic Solar Loan Trust		1.770	06/20/52	924,206
		Series - 2021 3A (Class C)
204,741	g	Renew		2.060	11/20/56	190,473
		Series - 2021 1 (Class A)
1,191,289	g	Sunnova Helios VIII Issuer LLC		2.790	02/22/49	1,140,071
		Series - 2022 A (Class A)
231,219	g	Sunrun Athena Issuer LLC		5.310	04/30/49	237,682
		Series - 2018 1 (Class A)
470,195	g	Sunrun Atlas Issuer LLC		3.610	02/01/55	460,821
		Series - 2019 2 (Class A)
308

TIAA-CREF FUNDS - Green Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$393,296	g	Sunrun Callisto Issuer LLC		3.980%	06/30/54	$386,935
		Series - 2019 1A (Class A)
238,749	g	Sunrun Vulcan Issuer LLC		2.460	01/30/52	219,950
		Series - 2021 1A (Class A)
131,336	g	Tesla Auto Lease Trust		2.160	10/20/22	131,504
		Series - 2019 A (Class A3)
250,000	g	Tesla Auto Lease Trust		2.200	11/21/22	250,418
		Series - 2019 A (Class A4)
250,000	g	Tesla Auto Lease Trust		0.780	12/20/23	247,306
		Series - 2020 A (Class A4)
250,000	g	Tesla Auto Lease Trust		2.330	02/20/24	248,487
		Series - 2020 A (Class D)
250,000	g	Tesla Auto Lease Trust		0.560	03/20/25	242,331
		Series - 2021 A (Class A3)
300,000	g	Tesla Auto Lease Trust		0.600	09/22/25	289,644
		Series - 2021 B (Class A3)
550,067	g	Vivint Colar Financing V LLC		7.370	04/30/48	551,936
		Series - 2018 1A (Class B)
702,612	g	Vivint Solar Financing VII LLC		2.210	07/31/51	633,246
		Series - 2020 1A (Class A)
		TOTAL ASSET BACKED				11,367,007

OTHER MORTGAGE BACKED - 9.3%
250,000	g,i	Alen Mortgage Trust	LIBOR 1 M + 1.650%	2.047	04/15/34	244,123
		Series - 2021 ACEN (Class B)
100,000	g	BBCMS Trust		4.498	08/10/35	101,661
		Series - 2015 SRCH (Class B)
250,000	g,i	Cityline Commercial Mortgage Trust		2.778	11/10/31	247,574
		Series - 2016 CLNE (Class A)
500,000	g	COMM Mortgage Trust		3.178	02/10/35	491,316
		Series - 2015 3BP (Class A)
100,000	g	COMM Mortgage Trust		3.376	01/10/39	96,644
		Series - 2022 HC (Class C)
500,000	g	CPT Mortgage Trust		2.865	11/13/39	471,818
		Series - 2019 CPT (Class A)
500,000	g,i	DBUBS Mortgage Trust		3.530	10/10/34	481,541
		Series - 2017 BRBK (Class D)
210,000	g,i	GCT Commercial Mortgage Trust	LIBOR 1 M + 0.800%	1.197	02/15/38	206,425
		Series - 2021 GCT (Class A)
1,102,000	g,i	GS Mortgage Securities Corp II		4.577	03/10/33	1,113,008
		Series - 2018 GS10 (Class WLSA)
345,000	g,i	Hudson Yards Mortgage Trust		3.443	07/10/39	318,318
		Series - 2019 30HY (Class E)
1,255,000	g,i	J.P. Morgan Chase Commercial Mortgage Securities Trust	LIBOR 1 M + 1.370%	1.767	10/15/33	1,232,909
		Series - 2020 609M (Class A)
1,000,000	g,i	J.P. Morgan Chase Commercial Mortgage Securities Trust	LIBOR 1 M + 1.770%	2.167	10/15/33	972,348
		Series - 2020 609M (Class B)
167,795	g	JP Morgan Chase Commercial Mortgage Securities Trust		3.093	07/05/32	167,788
		Series - 2012 HSBC (Class A)
1,000,000	g	Manhattan West Mortgage Trust		2.130	09/10/39	924,286
		Series - 2020 1MW (Class A)
250,000	g,i	MFT Trust		3.283	08/10/40	210,542
		Series - 2020 B6 (Class B)
309

TIAA-CREF FUNDS - Green Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$250,000	g,i	Morgan Stanley Capital I Trust		2.428%	04/05/42	$216,625
		Series - 2020 CNP (Class C)
350,586	g,i	Natixis Commercial Mortgage Securities Trust	LIBOR 1 M + 1.500%	1.897	07/15/36	348,796
		Series - 2019 MILE (Class A)
500,000	g,i	Natixis Commercial Mortgage Securities Trust	LIBOR 1 M + 2.750%	3.147	07/15/36	495,514
		Series - 2019 MILE (Class D)
250,000	g,i	Natixis Commercial Mortgage Securities Trust	LIBOR 1 M + 4.250%	4.647	07/15/36	241,279
		Series - 2019 MILE (Class F)
11,470,000	g,i	NYC Commercial Mortgage Trust		0.226	04/10/43	221,193
		Series - 2021 909 (Class X)
500,000	g	One Bryant Park Trust		2.516	09/15/54	462,440
		Series - 2019 OBP (Class A)
400,000	g,i	STWD Mortgage Trust	LIBOR 1 M + 2.305%	2.702	11/15/36	389,836
		Series - 2021 LIH (Class D)
100,000	g,i	VNDO Trust		3.903	01/10/35	93,750
		Series - 2016 350P (Class D)
		TOTAL OTHER MORTGAGE BACKED				9,749,734

		TOTAL STRUCTURED ASSETS				21,116,741
		(Cost $21,761,561)

		TOTAL BONDS				96,244,242
		(Cost $99,646,941)

SHARES		COMPANY

PREFERRED STOCKS - 1.1%

REAL ESTATE - 0.4%
10,000		Brookfield Property Partners LP			205,600
10,000		Brookfield Property Partners LP			210,800
		TOTAL REAL ESTATE			416,400
UTILITIES - 0.7%
20,000		Brookfield Infrastructure Partners LP			411,400
16,000		Brookfield Renewable Partners LP			362,560
		TOTAL UTILITIES			773,960

		TOTAL PREFERRED STOCKS			1,190,360
		(Cost $1,400,000)

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 9.4%

REPURCHASE AGREEMENT - 9.1%
$9,530,000	r	Fixed Income Clearing Corp (FICC)	0.250	04/01/22	9,530,000
		TOTAL REPURCHASE AGREEMENT			9,530,000
310

TIAA-CREF FUNDS - Green Bond Fund

SHARES		COMPANY	RATE	VALUE

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.3%
259,024	c	State Street Navigator Securities Lending Government Money Market Portfolio	0.290%	$259,024
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES		259,024

		TOTAL SHORT-TERM INVESTMENTS		9,789,024
		(Cost $9,789,024)

		TOTAL INVESTMENTS - 103.6%		108,193,515
		(Cost $111,813,959)
		OTHER ASSETS & LIABILITIES, NET - (3.6)%		(3,750,006)
		NET ASSETS - 100.0%		$104,443,509

LIBOR	London Interbank Offered Rate
M	Month

*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
‡	Perpetual security
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $255,487.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 3/31/22, the aggregate value of these securities is $39,628,691 or 37.9% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
r	Agreement with Fixed Income Clearing Corp (FICC), 0.250% dated 3/31/22 to be repurchased at $9,530,000 on 4/1/22, collateralized by Government Agency Securities, with coupon rate 2.375% and maturity date 3/31/29, valued at $9,720,638.
311

TIAA-CREF FUNDS - High-Yield Fund

TIAA-CREF FUNDS

HIGH-YIELD FUND

SCHEDULE OF INVESTMENTS

March 31, 2022

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

BANK LOAN OBLIGATIONS - 8.1%

AUTOMOBILES & COMPONENTS - 0.0%
$36,000	i,h	Truck Hero, Inc	LIBOR 1M + 3.250%	4.000%	01/31/28	$34,830
		TOTAL AUTOMOBILES & COMPONENTS				34,830

CAPITAL GOODS - 0.0%
12,727	i	Vertiv Group Corp	LIBOR 1 M + 2.750%	2.991	03/02/27	12,392
		TOTAL CAPITAL GOODS				12,392

COMMERCIAL & PROFESSIONAL SERVICES - 1.4%
13,894,946	i	Intrado Corp	LIBOR 3M + 4.000%	5.000	10/10/24	12,655,517
11,246,000	i	PECF USS Intermediate Holding III Corp	LIBOR 3M + 4.250%	4.758	12/15/28	11,125,555
19,477,813	i	Spin Holdco, Inc	LIBOR 3M + 4.000%	4.750	03/04/28	19,304,655
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES				43,085,727

CONSUMER SERVICES - 0.3%
9,883,641	i	ClubCorp Holdings, Inc	LIBOR 3M + 2.750%	3.756	09/18/24	9,358,622
		TOTAL CONSUMER SERVICES				9,358,622

DIVERSIFIED FINANCIALS - 0.4%
14,349,038	i	Astra Acquisition Corp	LIBOR 1M + 5.250%	5.750	10/25/28	13,900,630
		TOTAL DIVERSIFIED FINANCIALS				13,900,630

ENERGY - 0.1%
3,969,375	i	ChampionX Holding, Inc	LIBOR 3M + 5.000%	6.000	06/03/27	3,976,004
		TOTAL ENERGY				3,976,004

FOOD, BEVERAGE & TOBACCO - 0.6%
8,027,750	i	Chobani LLC	LIBOR 1M + 3.500%	4.500	10/20/27	7,877,230
9,511,296	i	Triton Water Holdings, Inc	LIBOR 3M + 3.500%	4.506	03/31/28	9,261,624
		TOTAL FOOD, BEVERAGE & TOBACCO				17,138,854

HEALTH CARE EQUIPMENT & SERVICES - 1.2%
20,996,334	i	Surgery Center Holdings, Inc	LIBOR 1M + 3.750%	4.500	09/03/26	20,810,097
15,647,492	i	Verscend Holding Corp	LIBOR 1M + 4.000%	4.457	08/27/25	15,569,254
		TOTAL HEALTH CARE EQUIPMENT & SERVICES				36,379,351

HOUSEHOLD & PERSONAL PRODUCTS - 0.2%
7,425,000	i	Kronos Acquisition Holdings, Inc	LIBOR 3M + 3.750%	4.250	12/22/26	6,899,087
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS				6,899,087

MATERIALS - 0.3%
9,411,778	i	Sylvamo Corp	LIBOR 1M + 4.500%	5.000	08/20/28	9,176,483
		TOTAL MATERIALS				9,176,483
312

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

MEDIA & ENTERTAINMENT - 0.4%
$9,896,579	i	Abe Investment Holdings	LIBOR 3M + 4.500%	5.063%	02/19/26	$9,816,219
1,606,002	i	Diamond Sports Group LLC	SOFR 1M + 8.000%	9.000	05/25/26	1,626,302
		TOTAL MEDIA & ENTERTAINMENT				11,442,521

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.6%
4,571,429	h,i	Bausch Health Cos, Inc	LIBOR 1 M + 5.250%	5.750	01/27/27	4,520,000
14,857,600	i	Jazz Financing Lux Sarl	LIBOR 1M + 3.500%	4.000	05/05/28	14,788,958
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES				19,308,958

RETAILING - 0.6%
10,646,475	i	Jo-Ann Stores LLC	LIBOR 3M + 4.750%	5.500	07/07/28	9,239,650
9,603,438	i	Staples, Inc	LIBOR 3M + 5.000%	5.317	04/16/26	9,056,234
		TOTAL RETAILING				18,295,884

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.2%
11,999,858	h,i	Bright Bidco BV	LIBOR 3M + 3.500%	4.774	06/30/24	7,152,396
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT				7,152,396

SOFTWARE & SERVICES - 1.4%
19,822,047	i	Finastra USA, Inc	LIBOR 3M + 3.500%	4.500	06/13/24	19,547,313
9,900,000	i	Greeneden US Holdings II LLC	LIBOR 1M + 4.000%	4.750	12/01/27	9,875,250
14,858	i	Rackspace Technology Global, Inc	LIBOR 3M + 2.750%	3.500	02/03/28	14,556
14,917,350	i	Rocket Software, Inc	LIBOR 1M + 4.250%	4.750	11/28/25	14,693,589
		TOTAL SOFTWARE & SERVICES				44,130,708

TRANSPORTATION - 0.4%
12,785,000	i	Air Canada	LIBOR 3M + 3.500%	4.250	08/11/28	12,651,780
		TOTAL TRANSPORTATION				12,651,780

		TOTAL BANK LOAN OBLIGATIONS				252,944,227
		(Cost $258,466,797)

BONDS - 85.5%

CORPORATE BONDS - 85.5%

AUTOMOBILES & COMPONENTS - 3.4%
12,450,000	g	Adient Global Holdings Ltd		4.875	08/15/26	11,848,790
6,695,000		Dana, Inc		5.375	11/15/27	6,653,156
11,470,000		Dana, Inc		4.500	02/15/32	10,265,650
5,825,000		Ford Motor Co		9.625	04/22/30	7,585,927
22,075,000	g	Gates Global LLC		6.250	01/15/26	22,095,640
6,815,000	g	Goodyear Tire & Rubber Co		5.000	07/15/29	6,348,581
15,000,000	e	Goodyear Tire & Rubber Co		5.250	04/30/31	14,043,975
4,540,000	g	Goodyear Tire & Rubber Co		5.250	07/15/31	4,198,138
5,000,000		Goodyear Tire & Rubber Co		5.625	04/30/33	4,600,000
1,100,000	g,o	IHO Verwaltungs GmbH		4.750	09/15/26	1,078,000
19,800,000	g,o	IHO Verwaltungs GmbH		6.375	05/15/29	19,503,000
		TOTAL AUTOMOBILES & COMPONENTS				108,220,857

CAPITAL GOODS - 1.4%
9,519,000	g	H&E Equipment Services, Inc		3.875	12/15/28	8,924,062
8,950,000	g	Rolls-Royce plc		5.750	10/15/27	9,186,280
12,250,000		TransDigm UK Holdings plc		6.875	05/15/26	12,475,400
4,000,000		TransDigm, Inc		7.500	03/15/27	4,120,000
313

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$7,560,000	g	WESCO Distribution, Inc	7.250%	06/15/28	$8,029,741
		TOTAL CAPITAL GOODS			42,735,483

COMMERCIAL & PROFESSIONAL SERVICES - 7.3%
5,245,000	g	ADT Corp	4.875	07/15/32	4,825,400
13,105,000	g	ADT Security Corp	4.125	08/01/29	12,171,269
13,945,000	g	Albion Financing SARL	6.125	10/15/26	13,456,925
27,345,000	g	Albion Financing 2SARL	8.750	04/15/27	26,325,031
11,100,000	g	Allied Universal Holdco LLC	6.625	07/15/26	11,231,313
26,000,000	g	Allied Universal Holdco LLC	4.625	06/01/28	24,567,400
8,785,000	g	ASGN, Inc	4.625	05/15/28	8,561,425
21,600,000	g	Garda World Security Corp	4.625	02/15/27	20,702,520
1,960,000	g	GFL Environmental, Inc	5.125	12/15/26	1,976,660
6,500,000	g	GFL Environmental, Inc	4.750	06/15/29	6,183,125
10,000,000	e,g	Pitney Bowes, Inc	6.875	03/15/27	9,458,200
15,000,000	e,g	Pitney Bowes, Inc	7.250	03/15/29	14,149,050
20,075,000	g	Prime Security Services Borrower LLC	5.750	04/15/26	20,480,013
5,325,000	g	Prime Security Services Borrower LLC	3.375	08/31/27	4,871,789
23,100,000	g	Prime Security Services Borrower LLC	6.250	01/15/28	22,605,545
6,750,000	g	Science Applications International Corp	4.875	04/01/28	6,651,045
19,618,000	g	WASH Multifamily Acquisition, Inc	5.750	04/15/26	19,667,045
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			227,883,755

CONSUMER DURABLES & APPAREL - 0.3%
8,880,000	g	Wolverine World Wide, Inc	4.000	08/15/29	7,881,000
		TOTAL CONSUMER DURABLES & APPAREL			7,881,000

CONSUMER SERVICES - 3.5%
11,845,000	g	Carnival Corp	4.000	08/01/28	11,015,850
20,995,000	g,h	CDI Escrow Issuer, Inc	5.750	04/01/30	21,204,950
7,840,000	g	Constellation Merger Sub, Inc	8.500	09/15/25	7,350,000
11,140,000	g	Fertitta Entertainment LLC	4.625	01/15/29	10,555,150
9,135,000	g	Hilton Grand Vacations Borrower Escrow LLC	5.000	06/01/29	8,717,485
3,880,000	g	International Game Technology plc	4.125	04/15/26	3,831,500
4,650,000	g	International Game Technology plc	6.250	01/15/27	4,898,542
2,025,000	g	International Game Technology plc	5.250	01/15/29	2,019,937
16,300,000	g	Life Time, Inc	5.750	01/15/26	16,283,537
11,425,000	g	Live Nation Entertainment, Inc	6.500	05/15/27	12,167,854
2,715,000	g	Marriott Ownership Resorts, Inc	4.500	06/15/29	2,558,888
10,000,000	g	Penn National Gaming, Inc	5.625	01/15/27	9,908,300
		TOTAL CONSUMER SERVICES			110,511,993

DIVERSIFIED FINANCIALS - 6.0%
23,335,000		Ford Motor Credit Co LLC	2.300	02/10/25	22,149,990
10,000,000		Ford Motor Credit Co LLC	3.375	11/13/25	9,774,450
13,035,000		Ford Motor Credit Co LLC	4.950	05/28/27	13,253,988
10,000,000		Ford Motor Credit Co LLC	5.113	05/03/29	10,059,300
9,700,000		Icahn Enterprises LP	5.250	05/15/27	9,519,822
15,375,000		Icahn Enterprises LP	4.375	02/01/29	14,106,563
11,335,000	g	LCM Investments Holdings II LLC	4.875	05/01/29	10,705,680
4,600,000	e,g	LPL Holdings, Inc	4.625	11/15/27	4,518,166
11,800,000	g	LPL Holdings, Inc	4.375	05/15/31	11,409,951
8,000,000		Navient Corp	6.125	03/25/24	8,140,000
5,000,000		Navient Corp	6.750	06/25/25	5,136,625
4,000,000		Navient Corp	5.000	03/15/27	3,810,000
314

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$10,000,000		Navient Corp	4.875%	03/15/28	$9,196,575
5,330,000		Navient Corp	5.500	03/15/29	4,963,563
13,465,000		OneMain Finance Corp	3.500	01/15/27	12,455,125
15,650,000		OneMain Finance Corp	4.000	09/15/30	13,811,125
5,000,000	g	Rocket Mortgage LLC	2.875	10/15/26	4,590,725
10,000,000	g	Rocket Mortgage LLC	3.875	03/01/31	9,050,000
10,960,000		Springleaf Finance Corp	5.375	11/15/29	10,648,407
		TOTAL DIVERSIFIED FINANCIALS			187,300,055

ENERGY - 15.8%
8,375,000		AmeriGas Partners LP	5.875	08/20/26	8,349,372
5,900,000	g	Antero Midstream Partners LP	7.875	05/15/26	6,384,508
13,075,000	g	Antero Midstream Partners LP	5.750	03/01/27	13,315,449
4,245,000	g	Antero Resources Corp	8.375	07/15/26	4,680,112
10,000,000		Apache Corp	5.100	09/01/40	10,075,000
9,550,000	g	Archrock Partners LP	6.875	04/01/27	9,657,151
11,681,000	g	Archrock Partners LP	6.250	04/01/28	11,512,677
5,200,000	g	Ascent Resources Utica Holdings LLC	7.000	11/01/26	5,332,548
6,000,000	g	Calumet Specialty Products Partners LP	11.000	04/15/25	6,222,150
4,170,000	g	Calumet Specialty Products Partners LP	8.125	01/15/27	3,878,100
9,000,000		Cheniere Energy, Inc	4.625	10/15/28	9,030,150
1,335,279	†,o	Cloud Peak Energy, Inc	12.000	05/01/25	1,166,994
5,700,000	g	Crestwood Midstream Partners LP	5.625	05/01/27	5,647,788
11,800,000	g	Crestwood Midstream Partners LP	6.000	02/01/29	11,755,750
11,775,000	g	DT Midstream, Inc	4.125	06/15/29	11,289,929
2,975,000	g	DT Midstream, Inc	4.375	06/15/31	2,848,562
2,932,000	g	Energean Israel Finance Ltd	4.500	03/30/24	2,901,166
1,630,000	g	Energean Israel Finance Ltd	4.875	03/30/26	1,572,852
1,630,000	g	Energean Israel Finance Ltd	5.375	03/30/28	1,569,945
5,079,000	g	Energean Israel Finance Ltd	5.875	03/30/31	4,844,941
10,000,000		Energy Transfer LP	6.500	N/A‡	9,828,002
1,569,000	g	EnLink Midstream LLC	5.625	01/15/28	1,600,380
5,210,000		EnLink Midstream LLC	5.375	06/01/29	5,196,975
3,168,000		EnLink Midstream Partners LP	4.150	06/01/25	3,157,007
5,000,000		EnLink Midstream Partners LP	4.850	07/15/26	5,000,000
4,400,000	g	EQM Midstream Partners LP	6.000	07/01/25	4,488,198
7,200,000	g	EQM Midstream Partners LP	6.500	07/01/27	7,520,688
4,250,000	g	EQM Midstream Partners LP	4.500	01/15/29	3,973,750
5,125,000	g	EQM Midstream Partners LP	4.750	01/15/31	4,791,875
20,285,000	g	Ferrellgas Escrow LLC	5.375	04/01/26	19,154,314
22,178,000	g	Ferrellgas Escrow LLC	5.875	04/01/29	20,469,629
9,400,000		Genesis Energy LP	6.500	10/01/25	9,271,220
15,000,000		Genesis Energy LP	6.250	05/15/26	14,524,500
13,825,000	g	Hess Midstream Operations LP	5.625	02/15/26	14,183,759
6,340,000	g	Hilcorp Energy I LP	5.750	02/01/29	6,343,804
6,166,000	g	Hilcorp Energy I LP	6.000	02/01/31	6,181,415
15,000,000		Laredo Petroleum, Inc	9.500	01/15/25	15,639,825
8,000,000		Matador Resources Co	5.875	09/15/26	8,146,400
8,750,000	g	Moss Creek Resources Holdings, Inc	10.500	05/15/27	8,577,450
13,482,000		Murphy Oil Corp	5.875	12/01/27	13,717,935
19,075,000	g	New Fortress Energy, Inc	6.500	09/30/26	18,898,938
8,750,000	g	NGL Energy Operating LLC	7.500	02/01/26	8,607,287
2,275,000		NuStar Logistics LP	6.375	10/01/30	2,305,803
310,000		Occidental Petroleum Corp	3.000	02/15/27	303,025
10,000,000		Occidental Petroleum Corp	8.500	07/15/27	11,837,190
315

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$17,875,000		Occidental Petroleum Corp	6.375%	09/01/28	$20,131,719
4,700,000		Occidental Petroleum Corp	3.500	08/15/29	4,629,500
11,800,000		Occidental Petroleum Corp	8.875	07/15/30	15,133,500
700,000		Occidental Petroleum Corp	6.125	01/01/31	787,500
10,000,000		Occidental Petroleum Corp	6.450	09/15/36	11,746,850
336,000		Occidental Petroleum Corp	6.200	03/15/40	372,960
3,000,000		Occidental Petroleum Corp	4.500	07/15/44	2,866,905
516,000		Occidental Petroleum Corp	6.600	03/15/46	606,300
1,479,000		Occidental Petroleum Corp	4.400	04/15/46	1,405,050
1,364,000		Occidental Petroleum Corp	4.200	03/15/48	1,275,340
678,000		Occidental Petroleum Corp	4.400	08/15/49	637,320
6,658,000	g	Parkland Corp	4.500	10/01/29	6,172,931
9,440,000	g	Parkland Corp	4.625	05/01/30	8,779,200
6,665,000	e,g	Range Resources Corp	4.750	02/15/30	6,619,545
5,900,000	e	SM Energy Co	6.750	09/15/26	6,066,823
7,500,000	e	SM Energy Co	6.625	01/15/27	7,688,700
1,200,000		SM Energy Co	6.500	07/15/28	1,238,316
8,175,000		Suburban Propane Partners LP	5.875	03/01/27	8,287,406
1,800,000	g	Suburban Propane Partners LP	5.000	06/01/31	1,687,500
4,527,000		Sunoco LP	4.500	05/15/29	4,270,930
18,000,000		USA Compression Partners LP	6.875	04/01/26	18,162,000
2,650,000		USA Compression Partners LP	6.875	09/01/27	2,660,176
8,575,000		Western Midstream Operating LP	5.300	02/01/30	8,532,125
		TOTAL ENERGY			495,513,109

FOOD & STAPLES RETAILING - 0.8%
10,665,000	g	Performance Food Group, Inc	4.250	08/01/29	9,718,481
14,665,000	h	Yum! Brands, Inc	5.375	04/01/32	14,698,143
		TOTAL FOOD & STAPLES RETAILING			24,416,624

FOOD, BEVERAGE & TOBACCO - 1.5%
13,325,000	g	Chobani LLC	4.625	11/15/28	12,292,312
10,284,000	g	Post Holdings, Inc	4.625	04/15/30	9,260,228
19,950,000	g	Primo Water Holdings, Inc	4.375	04/30/29	18,056,745
10,000,000	g	Triton Water Holdings, Inc	6.250	04/01/29	8,525,900
		TOTAL FOOD, BEVERAGE & TOBACCO			48,135,185

HEALTH CARE EQUIPMENT & SERVICES - 5.8%
2,500,000	g	CHS/Community Health Systems, Inc	8.000	03/15/26	2,603,550
2,275,000	g	CHS/Community Health Systems, Inc	5.625	03/15/27	2,316,940
3,850,000	g	CHS/Community Health Systems, Inc	8.000	12/15/27	4,082,501
11,675,000	g	CHS/Community Health Systems, Inc	6.875	04/15/29	11,470,687
7,725,000	g	CHS/Community Health Systems, Inc	6.125	04/01/30	7,187,881
11,215,000	g	CHS/Community Health Systems, Inc	5.250	05/15/30	10,764,045
12,815,000	g	DaVita, Inc	4.625	06/01/30	11,966,647
8,100,000		Encompass Health Corp	4.500	02/01/28	7,938,000
15,000,000	g	Global Medical Response, Inc	6.500	10/01/25	14,887,500
15,000,000	g	LifePoint Health, Inc	4.375	02/15/27	14,491,425
14,475,000	g	LifePoint Health, Inc	5.375	01/15/29	13,677,174
14,250,000	g	MPH Acquisition Holdings LLC	5.500	09/01/28	13,660,264
6,895,000	g	Owens & Minor, Inc	6.625	04/01/30	7,095,024
7,500,000	g	Tenet Healthcare Corp	4.625	06/15/28	7,359,375
12,050,000	g	Tenet Healthcare Corp	6.125	10/01/28	12,245,813
10,000,000	g	Tenet Healthcare Corp	4.250	06/01/29	9,587,500
33,000,000	g	Tenet Healthcare Corp	4.375	01/15/30	31,677,690
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			183,012,016
316

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

HOUSEHOLD & PERSONAL PRODUCTS - 1.3%
$9,447,000	g	Compass Group Diversified Holdings LLC	5.250%	04/15/29	$8,880,180
10,000,000	g	Compass Group Diversified Holdings LLC	5.000	01/15/32	9,050,000
16,700,000	g	Coty, Inc	5.000	04/15/26	16,261,625
7,950,000	e,g	Kronos Acquisition Holdings, Inc	7.000	12/31/27	6,717,750
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			40,909,555

INSURANCE - 1.4%
18,513,000	g	Acrisure LLC	4.250	02/15/29	16,817,579
11,725,000	g	Alliant Holdings Intermediate LLC	4.250	10/15/27	11,277,926
10,085,000	g	AmWINS Group, Inc	4.875	06/30/29	9,681,802
8,190,000	g	BroadStreet Partners, Inc	5.875	04/15/29	7,637,175
		TOTAL INSURANCE			45,414,482

MATERIALS - 7.1%
5,000,000	g	Ardagh Metal Packaging Finance USA LLC	3.250	09/01/28	4,537,500
7,225,000	g	Ardagh Metal Packaging Finance USA LLC	4.000	09/01/29	6,510,809
3,625,000	g,h	Clydesdale Acquisition Holdings, Inc	6.625	04/15/29	3,665,781
3,250,000		Commercial Metals Co	4.125	01/15/30	3,034,687
7,110,000		Commercial Metals Co	4.125	03/15/32	6,603,412
10,385,000	g	Consolidated Energy Finance S.A.	5.625	10/15/28	9,606,125
9,325,000	e,g	Constellium SE	3.750	04/15/29	8,369,187
10,000,000	g	EverArc Escrow Sarl	5.000	10/30/29	9,137,500
3,000,000	g	First Quantum Minerals Ltd	7.500	04/01/25	3,045,000
4,750,000	g	First Quantum Minerals Ltd	6.875	03/01/26	4,882,288
5,000,000	g	First Quantum Minerals Ltd	6.875	10/15/27	5,237,500
9,250,000	g	James Hardie International Finance DAC	5.000	01/15/28	9,105,793
8,961,000	g	Joseph T Ryerson & Son, Inc	8.500	08/01/28	9,700,283
5,000,000	g	LABL, Inc	6.750	07/15/26	4,943,750
10,500,000	g	LABL, Inc	5.875	11/01/28	9,843,750
9,606,000	g	OCI NV	4.625	10/15/25	9,678,045
16,990,000	g	Olympus Water US Holding Corp	4.250	10/01/28	15,430,063
15,110,000	g	Pactiv Evergreen Group Issuer, Inc	4.375	09/30/28	13,883,219
14,357,000	g	Rayonier AM Products, Inc	7.625	01/15/26	14,213,430
6,975,000	g	Standard Industries, Inc	5.000	02/15/27	6,914,178
15,690,000	g	SunCoke Energy, Inc	4.875	06/30/29	14,792,061
7,000,000	g	Trinseo Materials Operating S.C.A	5.375	09/01/25	6,921,810
7,000,000	g	Trinseo Materials Operating S.C.A	5.125	04/01/29	6,459,110
13,112,000	g	Tronox, Inc	4.625	03/15/29	12,276,110
12,155,000	g	Unifrax Escrow Issuer Corp	5.250	09/30/28	11,291,205
3,800,000	g	WR Grace Holdings LLC	4.875	06/15/27	3,718,110
8,025,000	g	WR Grace Holdings LLC	5.625	08/15/29	7,504,178
		TOTAL MATERIALS			221,304,884

MEDIA & ENTERTAINMENT - 9.2%
8,860,000	g	Arches Buyer, Inc	4.250	06/01/28	8,265,140
12,375,000	g	Cablevision Lightpath LLC	3.875	09/15/27	11,570,625
5,000,000	g	CCO Holdings LLC	5.000	02/01/28	4,947,500
5,000,000	g	CCO Holdings LLC	5.375	06/01/29	5,000,000
12,250,000	g	CCO Holdings LLC	4.500	08/15/30	11,494,083
19,025,000	g	CCO Holdings LLC	4.250	02/01/31	17,265,187
10,800,000		CCO Holdings LLC	4.500	05/01/32	9,878,760
8,175,000	g	Cinemark USA, Inc	8.750	05/01/25	8,553,094
11,115,000	e,g	Cinemark USA, Inc	5.250	07/15/28	10,380,076
10,850,000	g	CSC Holdings LLC	5.500	04/15/27	10,755,062
6,725,000	g	CSC Holdings LLC	5.750	01/15/30	5,985,250
317

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$15,000,000	g	CSC Holdings LLC	4.125%	12/01/30	$13,152,975
4,400,000	g	CSC Holdings LLC	3.375	02/15/31	3,707,000
8,175,000	g	Diamond Sports Group LLC	5.375	08/15/26	3,167,812
15,900,000	g	DIRECTV Holdings LLC	5.875	08/15/27	15,641,625
9,400,000	e	DISH DBS Corp	7.375	07/01/28	8,906,500
10,125,000		DISH DBS Corp	5.125	06/01/29	8,622,349
7,725,000	g	Gray Escrow, Inc	5.375	11/15/31	7,386,761
6,900,000	g	Gray Television, Inc	4.750	10/15/30	6,408,375
9,375,000		Lamar Media Corp	4.875	01/15/29	9,304,687
14,650,000	g	LCPR Senior Secured Financing DAC	5.125	07/15/29	13,986,282
6,117,000	g	News Corp	3.875	05/15/29	5,780,565
790,000	g	News Corp	5.125	02/15/32	794,203
7,100,000	g	Sirius XM Radio, Inc	3.125	09/01/26	6,712,858
5,450,000	g	Sirius XM Radio, Inc	4.000	07/15/28	5,177,500
12,425,000		TEGNA, Inc	4.625	03/15/28	12,359,396
17,575,000	g	Univision Communications, Inc	4.500	05/01/29	16,729,379
10,000,000	g	UPC Broadband Finco BV	4.875	07/15/31	9,388,700
9,325,000	g	Virgin Media Secured Finance plc	5.500	05/15/29	9,255,063
30,400,000	g	VZ Secured Financing BV	5.000	01/15/32	28,424,000
		TOTAL MEDIA & ENTERTAINMENT			289,000,807

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 4.7%
10,795,000	g	Avantor Funding, Inc	4.625	07/15/28	10,676,255
15,000,000	g	Bausch Health Cos, Inc	5.000	01/30/28	12,353,550
9,350,000	g	Bausch Health Cos, Inc	4.875	06/01/28	8,952,625
10,000,000	g	Bausch Health Cos, Inc	5.250	01/30/30	7,855,400
5,000,000	g	Embecta Corp	5.000	02/15/30	4,716,025
6,605,000	g,h	Embecta Corp	6.750	02/15/30	6,621,513
15,125,000	e,g	Emergent BioSolutions, Inc	3.875	08/15/28	13,568,487
9,952,000	g	Endo Luxembourg Finance Co I Sarl	6.125	04/01/29	9,081,200
15,725,000	g	Organon Finance LLC	4.125	04/30/28	14,981,286
23,650,000	g	Organon Finance LLC	5.125	04/30/31	22,822,250
8,000,000	g	Par Pharmaceutical, Inc	7.500	04/01/27	7,465,200
10,215,000		Teva Pharmaceutical Finance Netherlands III BV	4.750	05/09/27	9,805,889
5,000,000		Teva Pharmaceutical Finance Netherlands III BV	5.125	05/09/29	4,806,100
4,750,000	g	Valeant Pharmaceuticals International, Inc	9.000	12/15/25	4,921,356
4,750,000	g	Valeant Pharmaceuticals International, Inc	9.250	04/01/26	4,864,760
5,235,000	g	VRX Escrow Corp	6.125	04/15/25	5,280,806
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			148,772,702

REAL ESTATE - 3.2%
8,925,000	g	Cushman & Wakefield US Borrower LLC	6.750	05/15/28	9,326,625
14,915,000	g	HAT Holdings I LLC	3.375	06/15/26	14,169,250
4,776,000	g	Howard Hughes Corp	4.125	02/01/29	4,481,130
5,099,000	g	Howard Hughes Corp	4.375	02/01/31	4,793,060
12,000,000	g	Hunt Cos, Inc	5.250	04/15/29	11,431,800
13,425,000	g	Iron Mountain, Inc	4.875	09/15/27	13,273,969
8,472,000		Kennedy-Wilson, Inc	4.750	03/01/29	8,168,109
11,771,000		Kennedy-Wilson, Inc	5.000	03/01/31	11,300,160
15,380,000	g	Realogy Group LLC	5.250	04/15/30	14,149,600
4,495,000	g	RLJ Lodging Trust LP	3.750	07/01/26	4,270,250
5,265,000	g	RLJ Lodging Trust LP	4.000	09/15/29	4,869,388
		TOTAL REAL ESTATE			100,233,341
318

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

RETAILING - 3.2%
$10,700,000	g	Academy Ltd	6.000%	11/15/27	$10,954,981
10,000,000	g	Asbury Automotive Group, Inc	4.625	11/15/29	9,312,500
10,000,000	g	Asbury Automotive Group, Inc	5.000	02/15/32	9,295,400
9,175,000	g	Group 1 Automotive, Inc	4.000	08/15/28	8,544,219
6,650,000		L Brands, Inc	5.250	02/01/28	6,689,168
7,250,000	g	L Brands, Inc	6.625	10/01/30	7,612,500
17,587,000	g	Magic Mergeco, Inc	5.250	05/01/28	16,146,625
10,000,000	g	Magic Mergeco, Inc	7.875	05/01/29	8,562,500
15,000,000	g	Staples, Inc	7.500	04/15/26	14,566,575
9,836,000	g	Superior Plus LP	4.500	03/15/29	9,242,201
		TOTAL RETAILING			100,926,669

SOFTWARE & SERVICES - 2.1%
3,375,000	g	CA Magnum Holdings	5.375	10/31/26	3,324,375
6,175,000	g	Clarivate Science Holdings Corp	3.875	07/01/28	5,889,530
6,810,000	g	Fair Isaac Corp	4.000	06/15/28	6,592,897
9,672,000	g	j2 Global, Inc	4.625	10/15/30	9,209,920
4,455,000	g	NCR Corp	5.000	10/01/28	4,265,662
8,695,000	g	Presidio Holdings, Inc	8.250	02/01/28	8,868,900
16,108,000	g	Rackspace Technology Global, Inc	3.500	02/15/28	14,410,620
5,000,000	g	Rocket Software, Inc	6.500	02/15/29	4,537,500
10,000,000	g	Virtusa Corp	7.125	12/15/28	9,300,000
		TOTAL SOFTWARE & SERVICES			66,399,404

TECHNOLOGY HARDWARE & EQUIPMENT - 2.5%
20,700,000	g	Ahead DB Holdings LLC	6.625	05/01/28	18,493,794
9,150,000	g	Diebold Nixdorf, Inc	9.375	07/15/25	9,295,211
53,520,000	g	Imola Merger Corp	4.750	05/15/29	51,537,619
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			79,326,624

TELECOMMUNICATION SERVICES - 2.6%
23,000,000	g	Altice France S.A.	5.125	07/15/29	20,613,750
9,160,000	g	Altice France S.A.	5.500	10/15/29	8,219,085
15,775,000	g	Avaya, Inc	6.125	09/15/28	15,556,832
11,125,000	g	Cogent Communications Group, Inc	3.500	05/01/26	10,568,750
10,000,000	e,g	Frontier Communications Holdings LLC	6.000	01/15/30	9,250,000
7,695,000	g	Iliad Holding SASU	6.500	10/15/26	7,715,776
9,175,000	g	Iliad Holding SASU	7.000	10/15/28	9,188,579
		TOTAL TELECOMMUNICATION SERVICES			81,112,772

TRANSPORTATION - 1.1%
10,000,000	g	American Airlines, Inc	5.500	04/20/26	10,075,000
11,950,000	g	Cargo Aircraft Management, Inc	4.750	02/01/28	11,664,156
7,115,000	g	First Student Bidco, Inc	4.000	07/31/29	6,634,880
3,550,000	g	United Airlines, Inc	4.375	04/15/26	3,492,046
3,550,000	g	United Airlines, Inc	4.625	04/15/29	3,375,872
		TOTAL TRANSPORTATION			35,241,954

UTILITIES - 1.3%
7,400,000	g	Clearway Energy Operating LLC	4.750	03/15/28	7,432,042
10,000,000		Edison International	5.375	N/A‡	9,647,500
319

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$10,000,000	g	TerraForm Power Operating LLC	5.000%	01/31/28	$9,957,500
12,480,000	g	TerraForm Power Operating LLC	4.750	01/15/30	12,171,744
		TOTAL UTILITIES			39,208,786

		TOTAL CORPORATE BONDS			2,683,462,057
		(Cost $2,790,436,028)

		TOTAL BONDS			2,683,462,057
		(Cost $2,790,436,028)

SHARES		COMPANY		EXPIRATION DATE

COMMON STOCKS - 0.0%

ENERGY - 0.0%
7,963	*,†	Cloud Peak Energy, Inc			79
		TOTAL ENERGY			79

		TOTAL COMMON STOCKS			79
		(Cost $0)

RIGHTS/WARRANTS - 0.1%

ENERGY - 0.1%
1,014,286		Spectacle Bidco Holding, Inc		11/24/25	2,958,165
		TOTAL ENERGY			2,958,165

		TOTAL RIGHTS/WARRANTS			2,958,165
		(Cost $10,582,142)

PRINCIPAL		ISSUER		MATURITY DATE

SHORT-TERM INVESTMENTS - 7.2%

GOVERNMENT AGENCY DEBT - 4.0%
$5,000,000		Federal Agricultural Mortgage Corp (FAMC)	0.000	05/03/22	4,999,111
17,379,000		Federal Farm Credit Bank (FFCB)	0.000	04/29/22	17,376,704
20,000,000		Federal Home Loan Bank (FHLB)	0.000	04/01/22	20,000,000
10,000,000		FHLB	0.000	04/08/22	9,999,670
10,000,000		FHLB	0.000	04/25/22	9,998,868
10,000,000		FHLB	0.000	04/27/22	9,998,773
15,000,000		FHLB	0.000	05/04/22	14,994,238
10,000,000		FHLB	0.000	05/06/22	9,995,926
10,000,000		FHLB	0.000	05/18/22	9,994,530
20,000,000		FHLB	0.000	05/24/22	19,987,663
		TOTAL GOVERNMENT AGENCY DEBT			127,345,483
320

TIAA-CREF FUNDS - High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

REPURCHASE AGREEMENT - 1.6%
$48,950,000	r	Fixed Income Clearing Corp (FICC)	0.250%	04/01/22	$48,950,000
		TOTAL REPURCHASE AGREEMENT			48,950,000

TREASURY DEBT - 0.3%
10,000,000		United States Cash Management Bill	0.000	04/19/22	9,999,306
		TOTAL TREASURY DEBT			9,999,306

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.3%
41,688,554	c	State Street Navigator Securities Lending Government Money Market Portfolio	0.290		41,688,554
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			41,688,554

		TOTAL SHORT-TERM INVESTMENTS			227,983,343
		(Cost $227,991,871)

		TOTAL INVESTMENTS - 100.9%			3,167,347,871
		(Cost $3,287,476,838)
		OTHER ASSETS & LIABILITIES, NET - (0.9)%			(29,434,885)
		NET ASSETS - 100.0%			$3,137,912,986

LIBOR	London Interbank Offered Rate
M	Month
SOFR	Secure Overnight Financing Rate

*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
‡	Perpetual security
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $50,045,221.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 3/31/22, the aggregate value of these securities is $2,100,880,738 or 67.0% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
o	Payment in Kind Bond
r	Agreement with Fixed Income Clearing Corp (FICC), 0.250% dated 3/31/22 to be repurchased at $48,950,000 on 4/1/22, collateralized by Government Agency Securities, with coupon rate 2.375% and maturity date 3/31/29, valued at $49,929,008.
321

TIAA-CREF FUNDS - Inflation-Linked Bond Fund

TIAA-CREF FUNDS

INFLATION-LINKED BOND FUND

SCHEDULE OF INVESTMENTS

March 31, 2022

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

BONDS - 98.9%

CORPORATE BONDS - 0.1%

TRANSPORTATION - 0.1%
$5,000,000	g	Grupo Aeromexico SAB de C.V.	8.500%	03/17/27	$5,023,250
		TOTAL TRANSPORTATION			5,023,250

		TOTAL CORPORATE BONDS			5,023,250
		(Cost $5,000,000)

GOVERNMENT BONDS - 98.8%

AGENCY SECURITIES - 0.4%
1,498,891		HNA LLC	2.369	09/18/27	1,472,135
8,270,000		Montefiore Medical Center	2.895	04/20/32	7,921,379
2,631,579		Reliance Industries Ltd	2.444	01/15/26	2,612,572
		TOTAL AGENCY SECURITIES			12,006,086

MORTGAGE BACKED - 2.0%
9,814,621		Government National Mortgage Association (GNMA)	3.600	09/15/31	9,932,495
5,040,652		GNMA	3.700	10/15/33	5,091,459
1,473,991		GNMA	3.380	07/15/35	1,476,995
1,403,758		GNMA	3.870	10/15/36	1,427,134
5,101,252		GNMA	3.940	03/15/37	5,198,821
18,748,516		GNMA	1.730	07/15/37	17,898,528
13,336,149		GNMA	1.650	07/15/42	12,631,532
13,155,970		GNMA	2.750	01/15/45	13,315,253
		TOTAL MORTGAGE BACKED			66,972,217

U.S. TREASURY SECURITIES - 96.4%
97,515,761	k	United States Treasury Inflation Indexed Bonds	0.625	04/15/23	101,671,608
132,120,504	k	United States Treasury Inflation Indexed Bonds	0.375	07/15/23	138,680,080
137,679,695	k	United States Treasury Inflation Indexed Bonds	0.625	01/15/24	144,803,006
25,653,517	k	United States Treasury Inflation Indexed Bonds	0.500	04/15/24	26,962,247
160,020,173	d,k	United States Treasury Inflation Indexed Bonds	0.125	07/15/24	167,927,419
98,365,864	k	United States Treasury Inflation Indexed Bonds	0.125	10/15/24	102,892,231
131,402,658	k	United States Treasury Inflation Indexed Bonds	0.250	01/15/25	137,795,705
90,131,502	k	United States Treasury Inflation Indexed Bonds	2.375	01/15/25	100,038,926
33,785,409	k	United States Treasury Inflation Indexed Bonds	0.125	04/15/25	35,313,671
136,263,843	k	United States Treasury Inflation Indexed Bonds	0.375	07/15/25	144,101,675
121,687,579	k	United States Treasury Inflation Indexed Bonds	0.125	10/15/25	127,550,923
110,176,474	k	United States Treasury Inflation Indexed Bonds	0.625	01/15/26	117,456,299
56,092,739	k	United States Treasury Inflation Indexed Bonds	2.000	01/15/26	62,850,161
40,506,904	k	United States Treasury Inflation Indexed Bonds	0.125	04/15/26	42,339,209
110,942,140	k	United States Treasury Inflation Indexed Bonds	0.125	07/15/26	116,606,257
143,994,710	k	United States Treasury Inflation Indexed Bonds	0.125	10/15/26	151,357,565
127,331,956	k	United States Treasury Inflation Indexed Bonds	0.375	01/15/27	134,951,977
52,653,187	k	United States Treasury Inflation Indexed Bonds	2.375	01/15/27	61,078,725
102,074,571	k	United States Treasury Inflation Indexed Bonds	0.375	07/15/27	108,715,398
140,479,974	k	United States Treasury Inflation Indexed Bonds	0.500	01/15/28	150,264,185
63,815,790	k	United States Treasury Inflation Indexed Bonds	1.750	01/15/28	73,056,615
43,064,248	k	United States Treasury Inflation Indexed Bonds	3.625	04/15/28	54,542,721
79,211,191	k	United States Treasury Inflation Indexed Bonds	0.750	07/15/28	86,624,864
82,065,871	k	United States Treasury Inflation Indexed Bonds	0.875	01/15/29	90,604,248
322

TIAA-CREF FUNDS - Inflation-Linked Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$48,025,408	k	United States Treasury Inflation Indexed Bonds	2.500%	01/15/29	$58,498,137
30,664,204	k	United States Treasury Inflation Indexed Bonds	3.875	04/15/29	40,539,035
57,655,525	k	United States Treasury Inflation Indexed Bonds	0.250	07/15/29	61,545,021
64,637,690	k	United States Treasury Inflation Indexed Bonds	0.125	01/15/30	68,225,587
114,577,368	k	United States Treasury Inflation Indexed Bonds	0.125	07/15/30	121,501,243
84,218,940	k	United States Treasury Inflation Indexed Bonds	0.125	01/15/31	89,125,680
126,303,331	k	United States Treasury Inflation Indexed Bonds	0.125	07/15/31	134,323,098
50,225,612	k	United States Treasury Inflation Indexed Bonds	3.375	04/15/32	70,829,885
7,773,048	k	United States Treasury Inflation Indexed Bonds	0.125	02/15/51	7,948,852
13,365,267	k	United States Treasury Inflation Indexed Bonds	0.125	02/15/52	13,842,970
3,909,019	e,k	United States Treasury Inflation Indexed Bonds	0.125	01/15/32	4,157,073
		TOTAL U.S. TREASURY SECURITIES			3,148,722,296

		TOTAL GOVERNMENT BONDS			3,227,700,599
		(Cost $3,100,548,860)

		TOTAL BONDS			3,232,723,849
		(Cost $3,105,548,860)

SHORT-TERM INVESTMENTS - 0.6%

REPURCHASE AGREEMENT - 0.5%
14,760,000	r	Fixed Income Clearing Corp (FICC)	0.250	04/01/22	14,760,000
		TOTAL REPURCHASE AGREEMENT			14,760,000

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.1%
4,212,962	c	State Street Navigator Securities Lending Government Money Market Portfolio	0.290		4,212,962
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			4,212,962

		TOTAL SHORT-TERM INVESTMENTS			18,972,962
		(Cost $18,972,962)

		TOTAL INVESTMENTS - 99.5%			3,251,696,811
		(Cost $3,124,521,822)
		OTHER ASSETS & LIABILITIES, NET - 0.5%			16,060,799
		NET ASSETS - 100.0%			$3,267,757,610

c		Investments made with cash collateral received from securities on loan.
d		All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e		All or a portion of these securities are out on loan. The aggregate value of securities on loan is $4,139,733.
g		Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 3/31/22, the aggregate value of these securities is $5,023,250 or 0.2% of net assets.
k		Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
r		Agreement with Fixed Income Clearing Corp (FICC), 0.250% dated 3/31/22 to be repurchased at $14,760,000 on 4/1/22, collateralized by Government Agency Securities, with coupon rate 2.375% and maturity date 3/31/29, valued at $15,055,296.

Futures contracts outstanding as of March 31, 2022 were as follows:

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
US Ultra 30 Year Bond (CBT)	(50)	06/21/22	$(9,184,989)	$(8,856,250)	$328,739
323

TIAA-CREF FUNDS - Short Duration Impact Bond Fund

TIAA-CREF FUNDS

SHORT DURATION IMPACT BOND FUND

SCHEDULE OF INVESTMENTS

March 31, 2022

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

BANK LOAN OBLIGATIONS - 2.5%

COMMERCIAL & PROFESSIONAL SERVICES - 1.3%
$496,256	i	LTR Intermediate Holdings, Inc	LIBOR 3M + 4.500%	5.500%	05/05/28	$486,331
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES				486,331

UTILITIES - 1.2%
488,748	i	Exgen Renewables IV LLC	LIBOR 3M + 2.500%	3.500	12/15/27	483,558
		TOTAL UTILITIES				483,558

		TOTAL BANK LOAN OBLIGATIONS				969,889
		(Cost $977,994)

BONDS - 94.9%

CORPORATE BONDS - 36.8%

AUTOMOBILES & COMPONENTS - 0.5%
200,000		Aptiv plc		2.396	02/18/25	194,824
		TOTAL AUTOMOBILES & COMPONENTS				194,824

BANKS - 9.4%
326,000	i	Banco Santander S.A.	LIBOR 3 M + 1.560%	1.796	04/11/22	326,065
250,000		Bank of America Corp		0.981	09/25/25	236,952
250,000	i	Bank of America Corp	SOFR + 0.970%	1.112	07/22/27	248,798
200,000		Citigroup, Inc		1.281	11/03/25	190,322
500,000	i	Citigroup, Inc	LIBOR 3 M + 1.250%	2.217	07/01/26	504,905
250,000		HSBC Holdings plc		3.033	11/22/23	250,623
250,000		Lloyds Banking Group plc		4.500	11/04/24	255,451
250,000		National Bank of Canada		0.550	11/15/24	240,532
250,000		NatWest Group plc		2.359	05/22/24	247,969
400,000	i	Truist Bank	LIBOR 3 M + 0.590%	1.059	05/17/22	399,774
300,000	g,i	UBS AG.	SOFR + 0.450%	0.626	08/09/24	298,378
400,000	g	USAA Capital Corp		1.500	05/01/23	396,274
		TOTAL BANKS				3,596,043

CAPITAL GOODS - 0.7%
250,000	g,i	Siemens Financieringsmaatschappij NV	SOFR + 0.430%	0.683	03/11/24	249,807
		TOTAL CAPITAL GOODS				249,807

COMMERCIAL & PROFESSIONAL SERVICES - 0.6%
250,000		International Bank for Reconstruction & Development		0.000	03/31/27	235,931
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES				235,931
324

TIAA-CREF FUNDS - Short Duration Impact Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

CONSUMER SERVICES - 2.8%
$550,000		Nature Conservancy		0.467%	07/01/23	$534,688
260,000	i	Nature Conservancy	LIBOR 3 M + 1.080%	1.397	02/01/24	259,999
300,000		Nature Conservancy		2.668	03/01/26	294,421
		TOTAL CONSUMER SERVICES				1,089,108

DIVERSIFIED FINANCIALS - 9.7%
200,000	i	AerCap Ireland Capital DAC	SOFR + 0.680%	0.951	09/29/23	198,049
202,000	g,i	BPCE S.A.	LIBOR 3 M + 1.220%	1.700	05/22/22	202,187
395,000		Federation des Caisses Desjardins du Quebec		0.450	10/07/23	383,229
250,000		Goldman Sachs Group, Inc		0.855	02/12/26	232,906
500,000		Kreditanstalt fuer Wiederaufbau		2.000	09/29/22	502,073
500,000		Morgan Stanley		0.791	01/22/25	479,984
260,000	g	NongHyup Bank		1.250	07/20/25	244,442
250,000		Reinvestment Fund, Inc		3.477	02/15/23	250,543
250,000	g,i	Societe Generale S.A.	SOFR + 1.050%	1.178	01/21/26	246,742
250,000		Unilever Capital Corp		0.626	08/12/24	239,281
250,000	g	WLB Asset II B Pte Ltd		3.950	12/10/24	242,350
250,000	g	WLB Asset II C Pte Ltd		3.900	12/23/25	239,972
250,000	g	WLB Asset II Pte Ltd		4.000	01/14/24	249,930
		TOTAL DIVERSIFIED FINANCIALS				3,711,688

ENERGY - 1.3%
250,000	g	Aker BP ASA		2.875	01/15/26	243,036
270,000	e,g	Sunnova Energy Corp		5.875	09/01/26	258,357
		TOTAL ENERGY				501,393

INSURANCE - 1.3%
250,000	g	Five Corners Funding Trust		4.419	11/15/23	255,510
250,000	g	HCA, Inc		3.125	03/15/27	244,273
		TOTAL INSURANCE				499,783

MATERIALS - 0.6%
250,000		Sonoco Products Co		1.800	02/01/25	239,571
		TOTAL MATERIALS				239,571

REAL ESTATE - 1.3%
300,000		Federal Realty Investment Trust		1.250	02/15/26	276,074
250,000	g	HAT Holdings I LLC		3.375	06/15/26	237,500
		TOTAL REAL ESTATE				513,574

TECHNOLOGY HARDWARE & EQUIPMENT - 0.7%
250,000		Apple, Inc		2.850	02/23/23	252,080
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT				252,080

TELECOMMUNICATION SERVICES - 0.7%
250,000	i	Verizon Communications, Inc	SOFR + 0.790%	1.062	03/20/26	249,736
		TOTAL TELECOMMUNICATION SERVICES				249,736
325

TIAA-CREF FUNDS - Short Duration Impact Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

TRANSPORTATION - 0.6%
$250,000		Canadian Pacific Railway Co		1.350%	12/02/24	$239,699
		TOTAL TRANSPORTATION				239,699

UTILITIES - 6.6%
250,000		AES Corp		1.375	01/15/26	229,893
300,000		Avangrid, Inc		3.200	04/15/25	299,072
345,000	i	CenterPoint Energy Resources Corp	LIBOR 3 M + 0.500%	1.004	03/02/23	343,934
292,050	g	India Cleantech Energy		4.700	08/10/26	273,460
300,000	g	Korea Hydro & Nuclear Power Co Ltd		3.750	07/25/23	304,341
300,000		National Fuel Gas Co		5.500	01/15/26	317,642
300,000		OGE Energy Corp		0.703	05/26/23	293,905
470,000		SCE Recovery Funding LLC		1.977	11/15/28	453,782
		TOTAL UTILITIES				2,516,029

		TOTAL CORPORATE BONDS				14,089,266
		(Cost $14,381,181)

GOVERNMENT BONDS - 34.0%

AGENCY SECURITIES - 9.3%
250,000		Federal Home Loan Mortgage Corp (FHLMC)		0.375	05/05/23	246,113
250,000		FHLMC		1.500	02/12/25	243,016
500,000		Federal National Mortgage Association (FNMA)		0.250	07/10/23	488,529
223,427		Overseas Private Investment Corp (OPIC)		1.790	10/15/29	214,513
570,478		Penta Aircraft Leasing LLC		1.691	04/29/25	561,743
1,000,000		Private Export Funding Corp (PEFCO)		2.050	11/15/22	1,002,778
230,502		Thirax LLC		0.968	01/14/33	206,135
223,427		United States International Development Finance Corp		1.050	10/15/29	208,354
250,000		US Department of Housing and Urban Development (HUD)		2.618	08/01/23	250,461
138,137	i	Washington Aircraft 2 Co Ltd	LIBOR 3 M + 0.430%	1.396	06/26/24	138,451
		TOTAL AGENCY SECURITIES				3,560,093

FOREIGN GOVERNMENT BONDS - 6.4%
500,000	g	European Stability Mechanism		1.375	09/11/24	486,491
250,000		International Bank for Reconstruction & Development		0.625	04/22/25	235,811
500,000	g	International Development Association		2.750	04/24/23	503,900
250,000		International Finance Corp		2.000	10/24/22	251,062
235,000	g	Korea Electric Power Corp		1.125	06/15/25	220,508
250,000	g	Nederlandse Waterschapsbank NV		1.750	01/15/25	244,418
500,000	g	Perusahaan Penerbit SBSN Indonesia III		3.750	03/01/23	506,250
		TOTAL FOREIGN GOVERNMENT BONDS				2,448,440

MORTGAGE BACKED - 0.3%
65,959		Federal National Mortgage Association (FNMA)		2.500	10/01/36	65,287
35,448		Government National Mortgage Association (GNMA)		4.000	12/20/44	37,244
		TOTAL MORTGAGE BACKED				102,531
326

TIAA-CREF FUNDS - Short Duration Impact Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

MUNICIPAL BONDS - 8.7%
$45,000	g	California Municipal Finance Authority		4.250%	11/01/23	$44,781
440,000		California Municipal Finance Authority		1.622	08/15/25	419,266
700,000		City of Detroit MI		1.817	04/01/22	700,000
200,000		City of Detroit MI		2.189	04/01/24	194,086
150,000	i	Connecticut Housing Finance Authority	SOFR + 0.650%	0.930	05/15/49	150,035
25,000		County of Saline AR		3.550	06/01/42	25,225
250,000	g	Florida Development Finance Corp		6.750	12/01/56	242,646
650,000		Morris County Improvement Authority		0.468	06/15/23	638,904
330,000		New York State Energy Research & Development Authority		1.624	10/01/22	328,866
250,000	h	Pharr Economic Development Corp		3.016	08/15/26	248,961
150,000		Redevelopment Authority of the City of Philadelphia		1.377	09/01/25	141,384
200,000	g	Warm Springs Reservation Confederated Tribe		3.050	11/01/24	198,396
		TOTAL MUNICIPAL BONDS				3,332,550

U.S. TREASURY SECURITIES - 9.3%
860,000		United States Treasury Note		0.125	06/30/22	859,026
585,000		United States Treasury Note		0.125	10/31/22	581,389
1,500,000		United States Treasury Note		2.625	12/31/23	1,509,551
390,000	e	United States Treasury Note		1.500	02/29/24	384,318
245,000		United States Treasury Note		1.750	03/15/25	239,813
		TOTAL U.S. TREASURY SECURITIES				3,574,097

		TOTAL GOVERNMENT BONDS				13,017,711
		(Cost $13,197,264)

STRUCTURED ASSETS - 24.1%

ASSET BACKED - 18.2%
227,577		Delta Air Lines Pass Through Trust Series - 2020 1 (Class AA)		2.000	06/10/28	207,361
259,338		Delta Air Lines Pass Through Trust Series - 2020 1 (Class A)		2.500	06/10/28	240,736
319,805	g	GoodLeap Sustainable Home Solutions Trust Series - 2021 4GS (Class A)		1.930	07/20/48	289,519
265,000	g	GoodLeap Sustainable Home Solutions Trust Series - 2021 5CS (Class B)		2.560	10/20/48	238,891
139,274	g	HERO Funding Trust Series - 2016 1A (Class A)		4.050	09/20/41	139,919
212,784	g	HERO Funding Trust Series - 2016 3A (Class A2)		3.910	09/20/42	212,035
149,680	g	HERO Funding Trust Series - 2020 1A (Class A)		2.720	09/20/57	144,137
149,524	g	Mosaic Solar Loan Trust Series - 2020 1A (Class A)		2.100	04/20/46	141,260
334,048	g	Mosaic Solar Loan Trust Series - 2020 2A (Class A)		1.440	08/20/46	304,336
392,379	g	Mosaic Solar Loan Trust Series - 2021 3A (Class A)		1.440	06/20/52	357,819
327

TIAA-CREF FUNDS - Short Duration Impact Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$250,000	g	Mosaic Solar Loan Trust Series - 2021 3A (Class C)		1.770%	06/20/52	$231,052
33,706	g	Renew Series - 2017 1A (Class A)		3.670	09/20/52	32,932
270,000	g,i	STWD Mortgage Trust Series - 2021 LIH (Class C)	LIBOR 1 M + 1.955%	2.352	11/15/36	264,251
223,618	g	Sunnova Helios VII Issuer LLC Series - 2021 C (Class A)		2.030	10/20/48	206,364
287,895	g	Sunnova Helios VIII Issuer LLC Series - 2022 A (Class A)		2.790	02/22/49	275,517
470,195	g	Sunrun Atlas Issuer LLC Series - 2019 2 (Class A)		3.610	02/01/55	460,821
393,296	g	Sunrun Callisto Issuer LLC Series - 2019 1A (Class A)		3.980	06/30/54	386,935
317,649	g	Sunrun Callisto Issuer LLC Series - 2021 2A (Class A)		2.270	01/30/57	289,164
250,000	g	Tesla Auto Lease Trust Series - 2019 A (Class A4)		2.200	11/21/22	250,418
250,000	g	Tesla Auto Lease Trust Series - 2020 A (Class D)		2.330	02/20/24	248,487
250,000	g	Tesla Auto Lease Trust Series - 2021 A (Class A3)		0.560	03/20/25	242,331
600,000	g	Tesla Auto Lease Trust Series - 2021 B (Class A3)		0.600	09/22/25	579,287
654,803		Toyota Auto Receivables Owner Trust Series - 2021 B (Class A2)		0.140	01/16/24	652,169
550,067	g	Vivint Colar Financing V LLC Series - 2018 1A (Class B)		7.370	04/30/48	551,936
		TOTAL ASSET BACKED				6,947,677

OTHER MORTGAGE BACKED - 5.9%
250,000	g,i	Alen Mortgage Trust Series - 2021 ACEN (Class C)	LIBOR 1 M + 2.250%	2.647	04/15/34	244,199
250,000	g,i	BX TRUST Series - 2022 AHP (Class C)		2.391	01/17/39	246,321
250,000	g,i	Cityline Commercial Mortgage Trust Series - 2016 CLNE (Class A)		2.778	11/10/31	247,574
32,348	i	Connecticut Avenue Securities Series - 2014 C03 (Class 1M2)	LIBOR 1 M + 3.000%	3.457	07/25/24	32,510
40,000	g,i	Connecticut Avenue Securities Trust Series - 2021 R03 (Class 1M2)		1.749	12/25/41	37,863
250,000	g,i	DBUBS Mortgage Trust Series - 2017 BRBK (Class D)		3.530	10/10/34	240,771
30,000	g,i	Freddie Mac STACR REMIC Trust Series - 2021 DNA5 (Class M2)		1.749	01/25/34	29,513
166,059		GS Mortgage Securities Trust Series - 2016 GS2 (Class AAB)		2.922	05/10/49	165,429
250,000	g,i	MAD Mortgage Trust Series - 2017 330M (Class A)		2.976	08/15/34	244,636
250,000	g,i	Natixis Commercial Mortgage Securities Trust Series - 2019 MILE (Class A)	LIBOR 1 M + 1.500%	1.897	07/15/36	248,724
250,000	g,i	Natixis Commercial Mortgage Securities Trust Series - 2019 MILE (Class C)	LIBOR 1 M + 2.200%	2.597	07/15/36	248,071
250,000	g,i	Natixis Commercial Mortgage Securities Trust Series - 2019 MILE (Class F)	LIBOR 1 M + 4.250%	4.647	07/15/36	241,279
328

TIAA-CREF FUNDS - Short Duration Impact Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$18,769	g,i	OBX Trust Series - 2018 1 (Class A2)	LIBOR 1 M + 0.650%	1.107%	06/25/57	$18,536
		TOTAL OTHER MORTGAGE BACKED				2,245,426

		TOTAL STRUCTURED ASSETS				9,193,103
		(Cost $9,556,735)

		TOTAL BONDS				36,300,080
		(Cost $37,135,180)

SHORT-TERM INVESTMENTS - 5.1%

REPURCHASE AGREEMENT - 3.4%
1,300,000	r	Fixed Income Clearing Corp (FICC)		0.250	04/01/22	1,300,000
		TOTAL REPURCHASE AGREEMENT				1,300,000

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.7%
647,468	c	State Street Navigator Securities Lending Government Money Market Portfolio		0.290		647,468
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES				647,468

		TOTAL SHORT-TERM INVESTMENTS				1,947,468
		(Cost $1,947,468)

		TOTAL INVESTMENTS - 102.5%				39,217,437
		(Cost $40,060,642)
		OTHER ASSETS & LIABILITIES, NET - (2.5)%				(959,528)
		NET ASSETS - 100.0%				$38,257,909

LIBOR	London Interbank Offered Rate
M	Month
SOFR	Secure Overnight Financing Rate

c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $635,863.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 3/31/22, the aggregate value of these securities is $14,528,848 or 38.0% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
r	Agreement with Fixed Income Clearing Corp (FICC), 0.250% dated 3/31/22 to be repurchased at $1,300,000 on 4/1/22, collateralized by Government Agency Securities, with coupon rate 0.125% and maturity date 1/15/32, valued at $1,326,107.
329

TIAA-CREF FUNDS - Short-Term Bond Fund

TIAA-CREF FUNDS

SHORT-TERM BOND FUND

SCHEDULE OF INVESTMENTS

March 31, 2022

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

BANK LOAN OBLIGATIONS - 2.1%

CAPITAL GOODS - 0.0%
$682,500	i	American Builders & Contractors Supply Co, Inc	LIBOR 1M + 2.000%	2.457%	01/15/27	$673,034
		TOTAL CAPITAL GOODS				673,034

COMMERCIAL & PROFESSIONAL SERVICES - 0.1%
995,000	i	AECOM	LIBOR 1M + 1.750%	2.197	04/13/28	991,975
320,935	i	Prime Security Services Borrower LLC	LIBOR 3M + 2.750%	3.500	09/23/26	318,262
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES				1,310,237

CONSUMER SERVICES - 0.3%
1,481,061	i	1011778 BC ULC	LIBOR 1M + 1.750%	2.207	11/19/26	1,447,426
1,943,891	i	Hilton Worldwide Finance LLC	LIBOR 1M + 1.750%	2.207	06/22/26	1,921,789
804,486	i	KFC Holding Co	LIBOR 1M + 1.750%	2.218	03/09/28	796,272
1,930,000	i	Wyndham Hotels & Resorts, Inc	LIBOR 1M + 1.750%	2.207	05/30/25	1,910,352
		TOTAL CONSUMER SERVICES				6,075,839

HEALTH CARE EQUIPMENT & SERVICES - 0.1%
2,474,684	i	DaVita, Inc	LIBOR 1M + 1.750%	2.207	08/12/26	2,452,807
		TOTAL HEALTH CARE EQUIPMENT & SERVICES				2,452,807

HOUSEHOLD & PERSONAL PRODUCTS - 0.2%
2,478,722	i	Energizer Holdings, Inc	LIBOR 1M + 2.250%	2.750	12/16/27	2,435,344
990,000	i	Spectrum Brands, Inc	LIBOR 3M + 2.000%	2.500	03/03/28	975,774
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS				3,411,118

MATERIALS - 0.3%
1,280,500	i	Asplundh Tree Expert LLC	LIBOR 1M + 1.750%	2.207	09/07/27	1,264,673
1,791,687	i	Berry Global, Inc	LIBOR 1M + 1.750%	2.071	07/01/26	1,763,970
1,976,979	i	Reynolds Consumer Products LLC	LIBOR 1M + 1.750%	2.207	02/04/27	1,941,670
		TOTAL MATERIALS				4,970,313

MEDIA & ENTERTAINMENT - 0.3%
3,431,483	i	Charter Communications Operating LLC	LIBOR 1M + 1.750%	2.210	04/30/25	3,414,325
1,369,150	i	CSC Holdings LLC	LIBOR 1M + 2.250%	2.647	07/17/25	1,344,341
793,130	i	Nielsen Finance LLC	LIBOR 1M + 2.000%	2.306	10/04/23	791,893
1,290,299	i	Outfront Media Capital LLC	LIBOR 1M + 1.750%	2.207	11/18/26	1,265,563
		TOTAL MEDIA & ENTERTAINMENT				6,816,122

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.4%
1,322,780	i	Bausch Health Americas, Inc	LIBOR 1M + 2.750%	3.207	11/27/25	1,309,552
1,985,000	i	Catalent Pharma Solutions, Inc	LIBOR 1M + 2.000%	2.500	02/22/28	1,980,038
947,025	i	Elanco Animal Health Inc	LIBOR 1M + 1.750%	1.981	08/01/27	930,746
1,000,000	i	Horizon Therapeutics USA, Inc	LIBOR 1M + 2.000%	2.500	05/22/26	988,250
992,500	i	Horizon Therapeutics USA, Inc	LIBOR 1 M + 1.750%	2.250	03/15/28	981,334
1,000,000	h,i	Prestige Brands, Inc	LIBOR 3 M + 2.000%	2.000	01/26/24	995,500
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES				7,185,420
330

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

SOFTWARE & SERVICES - 0.3%
$902,425	i	IQVIA, Inc	LIBOR 1M + 1.750%	2.207%	03/07/24	$893,627
1,389,098	i	IQVIA, Inc	LIBOR 1 M + 1.750%	2.207	01/14/25	1,376,943
951,067	i	IQVIA, Inc	LIBOR 3 M + 1.750%	2.756	06/11/25	944,172
1,857,697	i	Open Text Corp	LIBOR 1M + 1.750%	2.207	05/30/25	1,855,375
463,505	*,i	SS&C Technologies, Inc	LIBOR 1M + 1.750%	2.207	04/16/25	455,755
376,264	*,i	SS&C Technologies, Inc	LIBOR 1M + 1.750%	2.207	04/16/25	369,972
		TOTAL SOFTWARE & SERVICES				5,895,844

TRANSPORTATION - 0.1%
1,804,288	i	Avis Budget Car Rental LLC	LIBOR 1M + 1.750%	2.210	08/06/27	1,763,691
		TOTAL TRANSPORTATION				1,763,691

UTILITIES - 0.0%
559,205	i	Vistra Operations Co LLC	LIBOR 1M + 1.750%	2.191	12/31/25	552,970
		TOTAL UTILITIES				552,970

		TOTAL BANK LOAN OBLIGATIONS				41,107,395
		(Cost $41,535,233)

BONDS - 94.8%

CORPORATE BONDS - 33.7%

AUTOMOBILES & COMPONENTS - 0.3%
2,725,000	g	Denso Corp		1.239	09/16/26	2,515,366
1,150,000		Genuine Parts Co		1.750	02/01/25	1,098,078
2,250,000	g	Hyundai Capital Services, Inc		2.125	04/24/25	2,156,792
		TOTAL AUTOMOBILES & COMPONENTS				5,770,236

BANKS - 10.2%
2,100,000	g	Banco de Credito del Peru		2.700	01/11/25	2,044,140
2,375,000	g	Banco del Estado de Chile		2.704	01/09/25	2,353,624
2,855,000	g	Banco do Brasil S.A.		3.250	09/30/26	2,747,966
750,000	g	Banco Santander Mexico S.A.		4.125	11/09/22	755,070
2,000,000	g	Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santand		5.375	04/17/25	2,087,070
5,000,000		Banco Santander S.A.		3.496	03/24/25	5,003,250
5,125,000		Bancolombia S.A.		3.000	01/29/25	4,985,088
24,300,000		Bank of America Corp		3.004	12/20/23	24,361,354
5,000,000		Bank of America Corp		0.976	04/22/25	4,792,208
8,000,000		Bank of America Corp		0.981	09/25/25	7,582,477
5,000,000		Bank of America Corp		3.384	04/02/26	4,993,269
500,000		Citigroup, Inc		0.776	10/30/24	483,041
23,600,000		Citigroup, Inc		0.981	05/01/25	22,497,343
2,500,000		Citigroup, Inc		1.281	11/03/25	2,379,020
5,000,000		Cooperatieve Rabobank UA		0.375	01/12/24	4,804,989
1,825,000	g	Credicorp Ltd		2.750	06/17/25	1,757,050
4,000,000	g	Dexia Credit Local S.A.		2.375	09/20/22	4,017,826
331

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$650,000		Discover Bank	3.350%	02/06/23	$656,249
5,000,000	g	DNB Boligkreditt AS.	3.250	06/28/23	5,054,403
1,250,000		HSBC USA, Inc	3.500	06/23/24	1,262,108
2,800,000	g	Itau Unibanco Holding S.A.	3.250	01/24/25	2,780,960
1,445,000		JPMorgan Chase & Co	3.200	01/25/23	1,460,174
8,700,000		JPMorgan Chase & Co	3.207	04/01/23	8,700,000
10,000,000		JPMorgan Chase & Co	2.776	04/25/23	10,002,328
5,000,000		JPMorgan Chase & Co	4.023	12/05/24	5,080,043
725,000		JPMorgan Chase & Co	0.563	02/16/25	692,868
20,000,000		JPMorgan Chase & Co	0.824	06/01/25	19,071,423
3,000,000		Mitsubishi UFJ Financial Group, Inc	2.623	07/18/22	3,011,642
5,000,000		Mitsubishi UFJ Financial Group, Inc	0.848	09/15/24	4,845,792
2,875,000		National Bank of Canada	0.550	11/15/24	2,766,116
5,000,000		NatWest Group plc	3.875	09/12/23	5,051,199
1,625,000		NatWest Group plc	2.359	05/22/24	1,611,798
2,000,000	g	NBK SPC Ltd	2.750	05/30/22	2,000,508
2,000,000		Royal Bank of Canada	2.800	04/29/22	2,002,507
5,000,000	g	Skandinaviska Enskilda Banken AB	0.550	09/01/23	4,851,596
5,000,000		Sumitomo Mitsui Financial Group, Inc	0.508	01/12/24	4,807,956
2,100,000	g	Svenska Handelsbanken AB	0.625	06/30/23	2,055,255
1,000,000		Synchrony Bank	3.000	06/15/22	1,001,700
3,000,000		Toronto-Dominion Bank	0.750	06/12/23	2,945,583
5,000,000		Toronto-Dominion Bank	0.450	09/11/23	4,861,755
1,680,000		Truist Financial Corp	3.750	12/06/23	1,711,557
5,000,000	g	UBS AG.	0.450	02/09/24	4,766,592
4,000,000	g	United Overseas Bank Ltd	1.250	04/14/26	3,733,996
		TOTAL BANKS			204,430,893

CAPITAL GOODS - 0.8%
3,721,000		Air Lease Corp	2.250	01/15/23	3,722,351
2,000,000	g	BOC Aviation Ltd	3.500	10/10/24	1,997,732
5,000,000		Boeing Co	1.433	02/04/24	4,836,045
2,500,000	g	DAE Funding LLC	2.625	03/20/25	2,370,826
272,000		Raytheon Technologies Corp	3.650	08/16/23	275,521
3,000,000	g	TSMC Global Ltd	0.750	09/28/25	2,778,222
		TOTAL CAPITAL GOODS			15,980,697

COMMERCIAL & PROFESSIONAL SERVICES - 0.1%
2,000,000		ADT Corp	4.125	06/15/23	2,021,780
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			2,021,780

CONSUMER DURABLES & APPAREL - 0.1%
1,455,000		Lennar Corp	4.875	12/15/23	1,494,563
		TOTAL CONSUMER DURABLES & APPAREL			1,494,563

CONSUMER SERVICES - 0.1%
1,475,000		Hyatt Hotels Corp	1.300	10/01/23	1,437,371
		TOTAL CONSUMER SERVICES			1,437,371
332

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

DIVERSIFIED FINANCIALS - 7.3%
$7,000,000		AerCap Ireland Capital DAC	3.150%	02/15/24	$6,887,146
15,000,000		AerCap Ireland Capital DAC	1.650	10/29/24	14,166,137
2,050,000		American Express Co	2.750	05/20/22	2,051,457
3,000,000		American Honda Finance Corp	0.875	07/07/23	2,948,950
5,000,000	g	Banco BTG Pactual S.A.	2.750	01/11/26	4,612,550
1,325,000	g	BBVA Bancomer S.A.	1.875	09/18/25	1,262,725
1,500,000	g,i	BX TRUST	1.867	02/15/39	1,468,128
4,000,000		Capital One Bank USA NA	3.375	02/15/23	4,030,100
3,000,000		Credit Suisse AG.	1.000	05/05/23	2,954,530
5,000,000		Credit Suisse AG.	0.495	02/02/24	4,783,848
2,950,000		Deutsche Bank AG.	0.898	05/28/24	2,808,838
3,000,000		Discover Financial Services	3.850	11/21/22	3,036,806
10,000,000	g	Federation des Caisses Desjardins du Quebec	0.700	05/21/24	9,530,164
2,170,000		General Motors Financial Co, Inc	3.150	06/30/22	2,175,370
5,000,000		General Motors Financial Co, Inc	3.550	07/08/22	5,025,457
5,000,000		General Motors Financial Co, Inc	1.700	08/18/23	4,946,090
3,910,000		General Motors Financial Co, Inc	3.950	04/13/24	3,970,669
4,000,000		General Motors Financial Co, Inc	1.200	10/15/24	3,797,180
3,000,000		Goldman Sachs Group, Inc	0.627	11/17/23	2,961,862
5,000,000		Goldman Sachs Group, Inc	0.673	03/08/24	4,893,788
5,000,000		Goldman Sachs Group, Inc	0.657	09/10/24	4,835,914
3,000,000	g	Kookmin Bank	2.125	02/15/25	2,927,017
6,105,000		Morgan Stanley	3.125	01/23/23	6,164,151
5,000,000		Morgan Stanley	0.529	01/25/24	4,918,652
4,175,000		Morgan Stanley	0.731	04/05/24	4,088,942
5,000,000		Morgan Stanley	0.790	05/30/25	4,750,168
5,000,000		Morgan Stanley	1.164	10/21/25	4,749,695
2,775,000		Morgan Stanley	1.512	07/20/27	2,550,790
7,000,000	g	Nationwide Building Society	1.700	02/13/23	6,980,101
2,700,000	g	NatWest Markets plc	0.800	08/12/24	2,541,688
1,125,000	g	REC Ltd	4.750	05/19/23	1,138,015
4,500,000		Toyota Motor Credit Corp	0.500	08/14/23	4,391,992
4,725,000	g	UBS Group AG	1.008	07/30/24	4,596,254
2,000,000	g	United Overseas Bank Ltd	3.059	04/07/25	2,000,000
		TOTAL DIVERSIFIED FINANCIALS			144,945,174

ENERGY - 2.1%
3,000,000		Canadian Natural Resources Ltd	2.050	07/15/25	2,876,580
5,000,000		Enbridge, Inc	0.550	10/04/23	4,845,560
2,230,000	g	Energean Israel Finance Ltd	4.500	03/30/24	2,206,548
5,000,000		Energy Transfer Operating LP	4.500	04/15/24	5,115,845
3,500,000	g	Leviathan Bond Ltd	5.750	06/30/23	3,542,554
1,000,000		Marathon Petroleum Corp	4.700	05/01/25	1,039,173
4,000,000		MPLX LP	3.375	03/15/23	4,029,929
2,200,000	g	Pertamina Persero PT	4.875	05/03/22	2,200,618
265,000		Petroleos Mexicanos	2.000	12/20/22	265,028
2,000,000		Petroleos Mexicanos	3.500	01/30/23	2,000,500
486,500		Petroleos Mexicanos	2.378	04/15/25	484,454
333

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,000,000		Petroleos Mexicanos	4.500%	01/23/26	$978,500
1,350,000		Phillips 66	0.900	02/15/24	1,306,397
5,000,000	g	Saudi Arabian Oil Co	2.875	04/16/24	4,979,447
5,000,000		TransCanada PipeLines Ltd	1.000	10/12/24	4,750,293
1,925,000	g	Tullow Oil plc	10.250	05/15/26	1,961,344
		TOTAL ENERGY			42,582,770

FOOD & STAPLES RETAILING - 0.2%
5,000,000		Walmart, Inc	2.350	12/15/22	5,022,050
		TOTAL FOOD & STAPLES RETAILING			5,022,050

FOOD, BEVERAGE & TOBACCO - 0.3%
1,850,000		BAT Capital Corp	3.222	08/15/24	1,849,322
2,450,000		ConAgra Brands, Inc	0.500	08/11/23	2,371,623
2,000,000		Constellation Brands, Inc	3.200	02/15/23	2,019,733
		TOTAL FOOD, BEVERAGE & TOBACCO			6,240,678

HEALTH CARE EQUIPMENT & SERVICES - 0.5%
4,925,000		CVS Health Corp	2.625	08/15/24	4,908,754
3,300,000		Humana, Inc	0.650	08/03/23	3,219,443
2,950,000		Zimmer Biomet Holdings, Inc	1.450	11/22/24	2,829,217
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			10,957,414

INSURANCE - 0.6%
3,000,000	g	MassMutual Global Funding II	0.850	06/09/23	2,947,296
3,000,000	g	Principal Life Global Funding II	0.750	04/12/24	2,867,325
2,500,000	g	Principal Life Global Funding II	0.875	01/12/26	2,281,726
5,000,000	g	Protective Life Global Funding	0.473	01/12/24	4,776,447
		TOTAL INSURANCE			12,872,794

MATERIALS - 1.2%
6,250,000		Berry Global, Inc	0.950	02/15/24	5,983,405
1,000,000		Celulosa Arauco y Constitucion S.A.	4.500	08/01/24	1,027,510
3,000,000	g	Fresnillo plc	5.500	11/13/23	3,123,780
1,350,000	g	Midwest Connector Capital Co LLC	3.625	04/01/22	1,350,000
2,225,000	g	Orbia Advance Corp SAB de C.V.	1.875	05/11/26	2,084,380
1,550,000	g	SABIC Capital II BV	4.000	10/10/23	1,576,902
3,000,000		Sasol Financing International plc	4.500	11/14/22	3,000,000
2,000,000		Westlake Chemical Corp	0.875	08/15/24	1,917,858
3,000,000		WRKCo, Inc	3.000	09/15/24	2,971,933
		TOTAL MATERIALS			23,035,768

MEDIA & ENTERTAINMENT - 1.2%
5,100,000		Charter Communications Operating LLC	4.464	07/23/22	5,118,698
3,250,000		DH Europe Finance II Sarl	2.200	11/15/24	3,183,506
6,875,000	g	Magallanes, Inc	3.638	03/15/25	6,916,772
3,400,000	g	Misc Capital Two Labuan Ltd	3.625	04/06/25	3,397,545
1,075,000		TSMC Arizona Corp	1.750	10/25/26	1,007,428
334

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,100,000		Viatris, Inc	1.125%	06/22/22	$1,099,933
3,000,000		Walt Disney Co	1.650	09/01/22	3,002,452
		TOTAL MEDIA & ENTERTAINMENT			23,726,334

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.9%
18,000,000		AbbVie, Inc	2.300	11/21/22	18,060,683
4,450,000		AbbVie, Inc	3.800	03/15/25	4,532,691
2,500,000		Bristol-Myers Squibb Co	2.600	05/16/22	2,502,347
4,406,000		Gilead Sciences, Inc	0.750	09/29/23	4,302,985
5,000,000		Takeda Pharmaceutical Co Ltd	4.400	11/26/23	5,123,330
2,000,000		Teva Pharmaceutical Finance Co BV	2.950	12/18/22	1,987,500
1,045,000		Teva Pharmaceutical Finance Netherlands III BV	4.750	05/09/27	1,003,148
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			37,512,684

REAL ESTATE - 1.6%
2,000,000		American Tower Corp	3.375	05/15/24	2,006,010
1,450,000		AvalonBay Communities, Inc	3.500	11/15/24	1,465,366
2,600,000		Boston Properties LP	3.125	09/01/23	2,615,465
1,044,000		Brandywine Operating Partnership LP	4.100	10/01/24	1,056,228
3,000,000		Brixmor Operating Partnership LP	3.650	06/15/24	3,021,748
5,000,000		Essex Portfolio LP	3.875	05/01/24	5,056,584
410,000		Federal Realty Investment Trust	3.950	01/15/24	415,305
850,000		Highwoods Realty LP	3.625	01/15/23	853,983
1,665,000	g	SBA Tower Trust	2.836	01/15/25	1,637,880
13,365,000	g	SBA Tower Trust	1.884	01/15/26	12,609,339
2,500,000	g	SBA Tower Trust	1.631	11/15/26	2,349,362
		TOTAL REAL ESTATE			33,087,270

RETAILING - 0.5%
5,000,000	g	GSK Consumer Healthcare Capital UK plc	3.125	03/24/25	4,984,442
2,150,000	g	Kia Corp	1.000	04/16/24	2,053,420
1,335,000	g	Kia Corp	2.375	02/14/25	1,297,519
1,600,000	g	Volkswagen Group of America Finance LLC	3.125	05/12/23	1,610,868
		TOTAL RETAILING			9,946,249

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.4%
5,000,000		NVIDIA Corp	0.584	06/14/24	4,794,480
3,000,000	g	SK Hynix, Inc	1.500	01/19/26	2,775,209
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			7,569,689

SOFTWARE & SERVICES - 1.0%
5,000,000	e	Adobe, Inc	1.900	02/01/25	4,887,860
5,000,000		Fidelity National Information Services, Inc	0.600	03/01/24	4,786,776
5,146,000		Fiserv, Inc	3.500	10/01/22	5,167,349
2,100,000	g	HCL America, Inc	1.375	03/10/26	1,922,652
3,000,000	g	Prosus NV	3.257	01/19/27	2,740,691
		TOTAL SOFTWARE & SERVICES			19,505,328
335

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

TECHNOLOGY HARDWARE & EQUIPMENT - 0.1%
$1,850,000		Apple, Inc	1.700%	09/11/22	$1,853,130
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			1,853,130

TELECOMMUNICATION SERVICES - 0.8%
7,000,000		AT&T, Inc	2.625	12/01/22	7,033,679
4,440,000		AT&T, Inc	4.450	04/01/24	4,569,440
5,000,000		T-Mobile USA, Inc	3.500	04/15/25	5,033,088
		TOTAL TELECOMMUNICATION SERVICES			16,636,207

TRANSPORTATION - 0.5%
5,000,000		Canadian Pacific Railway Co	1.350	12/02/24	4,793,985
3,000,000	g	Grupo Aeromexico SAB de C.V.	8.500	03/17/27	3,013,950
2,200,000	g	Transnet SOC Ltd	4.000	07/26/22	2,164,580
		TOTAL TRANSPORTATION			9,972,515

UTILITIES - 1.9%
2,000,000	g	AIG Global Funding	0.800	07/07/23	1,955,628
3,000,000		Atmos Energy Corp	0.625	03/09/23	2,955,390
3,225,000	e	Consumers Energy Co	0.350	06/01/23	3,142,634
3,000,000		DTE Energy Co	2.250	11/01/22	3,003,968
4,775,000		Enbridge, Inc	2.500	02/14/25	4,667,595
2,000,000	g	Hanwha Energy USA Holdings Corp	2.375	07/30/22	2,003,106
2,000,000	g	KSA Sukuk Ltd	2.894	04/20/22	2,000,188
5,000,000		NextEra Energy Capital Holdings, Inc	0.650	03/01/23	4,928,171
5,000,000	g	Southern Natural Gas Co LLC	0.625	04/28/23	4,900,905
3,000,000	g	State Grid Overseas Investment Ltd	2.750	05/04/22	3,000,630
3,000,000	g	Tengizchevroil Finance Co International Ltd	2.625	08/15/25	2,637,670
2,020,000		WEC Energy Group, Inc	0.550	09/15/23	1,962,045
		TOTAL UTILITIES			37,157,930

		TOTAL CORPORATE BONDS			673,759,524
		(Cost $691,011,943)

GOVERNMENT BONDS - 34.4%

AGENCY SECURITIES - 1.1%
2,470,000		Montefiore Medical Center	2.152	10/20/26	2,401,415
5,900,000		Private Export Funding Corp (PEFCO)	1.750	11/15/24	5,752,453
4,210,526		Reliance Industries Ltd	1.870	01/15/26	4,132,470
4,000,000		Reliance Industries Ltd	2.060	01/15/26	3,940,682
5,263,158		Reliance Industries Ltd	2.444	01/15/26	5,225,143
415,477		San Clemente Leasing LLC	3.030	11/22/22	416,907
		TOTAL AGENCY SECURITIES			21,869,070

FOREIGN GOVERNMENT BONDS - 10.5%
1,450,000	e,g	African Export-Import Bank	2.634	05/17/26	1,346,465
3,325,000	g	Arab Petroleum Investments Corp	4.125	09/18/23	3,395,087
336

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$7,000,000	g	Bermuda Government International Bond		4.138%	01/03/23	$7,049,070
3,000,000	g	BNG Bank NV		0.875	05/18/26	2,783,515
3,250,000		Brazilian Government International Bond		2.625	01/05/23	3,267,160
2,500,000		Brazilian Government International Bond		2.875	06/06/25	2,448,850
5,000,000	g	Caisse d’Amortissement de la Dette Sociale		0.375	09/23/25	4,615,359
10,000,000	g	CDP Financial, Inc		0.875	06/10/25	9,448,700
2,500,000	g	Development Bank of Japan, Inc		0.500	03/04/24	2,406,394
1,725,000	g	Egypt Government International Bond		5.577	02/21/23	1,725,168
1,500,000	g	Egypt Government International Bond		4.550	11/20/23	1,465,369
3,200,000		Export-Import Bank of India		4.000	01/14/23	3,219,738
4,000,000		Export-Import Bank of Korea		0.750	09/21/25	3,708,418
1,000,050	g	Honduras Government International Bond		7.500	03/15/24	990,350
8,900,000	g	International Development Association		2.750	04/24/23	8,969,420
6,100,000		Japan Bank for International Cooperation		1.750	01/23/23	6,096,700
6,650,000	g	Japan Finance Organization for Municipalities		3.375	09/27/23	6,742,762
4,500,000	g	Japan Finance Organization for Municipalities		3.000	03/12/24	4,533,035
1,560,000	g	Kommunalbanken AS.		2.750	02/05/24	1,570,242
10,000,000	g	Kommunalbanken AS.		0.375	09/11/25	9,245,773
5,667,000	g	Kommuninvest I Sverige AB		2.625	09/15/22	5,706,272
5,400,000	g	Kommuninvest I Sverige AB		0.250	12/01/22	5,351,800
1,400,000	g	Korea Electric Power Corp		1.125	06/15/25	1,313,662
1,875,000	g	Korea Housing Finance Corp		3.000	10/31/22	1,881,038
2,800,000	g	Korea Hydro & Nuclear Power Co Ltd		1.250	04/27/26	2,605,668
12,000,000	i	Kreditanstalt fuer Wiederaufbau	SOFR + 1.000%	1.176	02/12/24	12,190,652
9,000,000		Kreditanstalt fuer Wiederaufbau		0.625	01/22/26	8,357,390
10,000,000		Mexico Government International Bond		2.659	05/24/31	9,102,000
2,025,000	g	Morocco Government International Bond		4.250	12/11/22	2,048,207
3,000,000	g	Morocco Government International Bond		2.375	12/15/27	2,733,597
5,950,000	g	OMERS Finance Trust		2.500	05/02/24	5,940,195
15,000,000	g	Ontario Teachers’ Finance Trust		1.625	09/12/24	14,658,600
5,000,000	g	Perusahaan Penerbit SBSN Indonesia III		3.750	03/01/23	5,062,500
3,400,000	g	Perusahaan Penerbit SBSN Indonesia III		3.900	08/20/24	3,503,700
10,400,000	e	Province of British Columbia Canada		1.300	01/29/31	9,290,584
1,300,000		Province of New Brunswick Canada		8.750	05/01/22	1,307,150
5,000,000		Province of Quebec Canada		1.900	04/21/31	4,672,496
3,000,000	g	Qatar Government International Bond		3.375	03/14/24	3,042,189
4,000,000	g	Qatar Government International Bond		4.000	03/14/29	4,261,321
6,800,000		Republic of Italy Government International Bond		2.375	10/17/24	6,681,173
1,500,000	g	Republic of Paraguay Government International Bond		4.625	01/25/23	1,515,000
2,000,000	g	Republic of Uzbekistan International Bond		4.750	02/20/24	1,998,852
5,200,000	g	Saudi Government International Bond		3.250	10/26/26	5,312,243
1,540,000		Svensk Exportkredit AB		1.750	12/12/23	1,524,898
5,000,000		Svensk Exportkredit AB		0.500	08/26/25	4,642,300
		TOTAL FOREIGN GOVERNMENT BONDS				209,731,062
337

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

MORTGAGE BACKED - 3.5%
$1,500,000	g,i	Connecticut Avenue Securities Trust	1.999%	12/25/41	$1,430,498
236		Federal National Mortgage Association (FNMA)	5.500	09/25/22	237
6,225,000	g,i	Freddie Mac STACR REMIC Trust	2.349	08/25/33	6,170,257
15,000,000	g,i	Freddie Mac STACR REMIC Trust	1.099	01/25/42	14,735,426
7,727,895		Government National Mortgage Association (GNMA)	2.000	05/15/31	7,486,941
18,748,516		GNMA	1.730	07/15/37	17,898,528
21,490,148		GNMA	4.250	09/15/38	22,079,367
		TOTAL MORTGAGE BACKED			69,801,254

MUNICIPAL BONDS - 2.0%
5,000,000		Bay Area Toll Authority	2.254	04/01/24	4,958,957
19,755,000		City of New York NY	2.280	08/01/25	19,413,552
10,000,000		Massachusetts Water Resources Authority	2.083	08/01/25	9,780,635
6,000,000		Massachusetts Water Resources Authority	3.104	08/01/39	5,747,522
		TOTAL MUNICIPAL BONDS			39,900,666

U.S. TREASURY SECURITIES - 17.3%
12,177,000	k	United States Treasury Inflation Indexed Bonds	0.125	01/15/23	12,601,768
29,211,793	k	United States Treasury Inflation Indexed Bonds	0.625	01/15/24	30,723,160
39,008,400	k	United States Treasury Inflation Indexed Bonds	0.500	04/15/24	40,998,438
7,102,380	d,k	United States Treasury Inflation Indexed Bonds	0.125	07/15/24	7,453,337
16,432,800	k	United States Treasury Inflation Indexed Bonds	0.125	10/15/24	17,188,965
14,161,400	k	United States Treasury Inflation Indexed Bonds	2.000	01/15/26	15,867,406
28,937,790	k	United States Treasury Inflation Indexed Bonds	0.125	04/15/26	30,246,773
3,085,800	k	United States Treasury Inflation Indexed Bonds	0.125	10/15/26	3,243,586
21,290,000		United States Treasury Note	0.125	06/30/22	21,265,883
27,700,000		United States Treasury Note	0.125	10/31/22	27,529,039
2,500,000		United States Treasury Note	0.125	01/31/23	2,470,410
25,995,000		United States Treasury Note	0.125	03/31/23	25,589,844
5,200,000		United States Treasury Note	0.125	05/31/23	5,093,766
42,525,000		United States Treasury Note	0.125	08/31/23	41,372,174
9,705,000		United States Treasury Note	0.250	09/30/23	9,435,459
14,630,000	e	United States Treasury Note	1.500	02/29/24	14,416,836
21,014,000		United States Treasury Note	1.750	03/15/25	20,569,094
3,575,000		United States Treasury Note	1.875	02/28/27	3,479,201
17,275,000		United States Treasury Note	1.875	02/15/32	16,589,398
		TOTAL U.S. TREASURY SECURITIES			346,134,537

		TOTAL GOVERNMENT BONDS			687,436,589
		(Cost $702,609,837)
338

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

STRUCTURED ASSETS - 26.7%

ASSET BACKED - 11.2%
$90,376		Aames Mortgage Trust (Step Bond)		7.396%	06/25/32	$87,455
		Series - 2002 1 (Class A3)
55,677	†,g	Asset Backed Funding Corp NIM Trust		5.900	07/26/35	1
		Series - 2005 WMC1 (Class N1)
1,333,347	i	Asset Backed Securities Corp Home Equity Loan Trust	LIBOR 1 M + 1.650%	2.047	03/15/32	1,325,534
		Series - 2002 HE1 (Class M1)
4,214,000	i	Bayview Financial Mortgage Pass-Through Trust	LIBOR 1 M + 1.125%	1.572	02/28/41	4,189,153
		Series - 2006 A (Class M4)
130,812	i	Bear Stearns Asset Backed Securities Trust	LIBOR 1 M + 1.230%	1.687	08/25/43	132,896
		Series - 2005 SD1 (Class 1M3)
1,978,951	g	Capital Automotive REIT		1.440	08/15/51	1,847,880
		Series - 2021 1A (Class A1)
2,115,000	g	Capital Automotive REIT		1.920	08/15/51	1,970,917
		Series - 2021 1A (Class A3)
374,999		CarMax Auto Owner Trust		3.360	09/15/23	376,356
		Series - 2018 4 (Class A3)
323,189		CarMax Auto Owner Trust		3.050	03/15/24	324,410
		Series - 2019 1 (Class A3)
8,600,000		CarMax Auto Owner Trust		0.740	10/15/26	8,071,910
		Series - 2021 1 (Class B)
7,000,000		CarMax Auto Owner Trust		1.000	03/15/27	6,564,888
		Series - 2021 3 (Class B)
1,599		Centex Home Equity		5.540	01/25/32	1,573
		Series - 2002 A (Class AF6)
53,445	i	Centex Home Equity	LIBOR 1 M + 0.645%	1.102	03/25/34	51,962
		Series - 2004 B (Class M1)
9,803,362	g	CF Hippolyta LLC		1.690	07/15/60	9,263,684
		Series - 2020 1 (Class A1)
122,341	i	Chase Funding Mortgage Loan Asset-Backed Certificates		5.700	02/26/35	125,076
		Series - 2004 2 (Class 1M2)
2,000,000	i	Citibank Credit Card Issuance Trust	LIBOR 1 M + 0.370%	0.680	08/08/24	2,001,786
		Series - 2017 A7 (Class A7)
2,000,000	i	Citibank Credit Card Issuance Trust	LIBOR 1 M + 0.330%	0.779	01/20/25	2,002,392
		Series - 2018 A2 (Class A2)
2,540,000		CNH Equipment Trust		0.900	01/16/29	2,376,355
		Series - 2021 B (Class B)
112,015	g	Credit-Based Asset Servicing & Securitization LLC (Step Bond)		4.689	12/25/37	111,666
		Series - 2007 SP1 (Class A4)
6,783,000	g	DB Master Finance LLC		2.045	11/20/51	6,188,375
		Series - 2021 1A (Class A2I)
2,000,000	i	Discover Card Execution Note Trust	LIBOR 1 M + 0.330%	0.727	08/15/25	2,001,585
		Series - 2018 A2 (Class A2)
339

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$10,917,500	g	Domino’s Pizza Master Issuer LLC		2.662%	04/25/51	$10,121,800
		Series - 2021 1A (Class A2I)
4,779,178	g	FCI Funding LLC		1.130	04/15/33	4,730,300
		Series - 2021 1A (Class A)
3,204,897	g	FNA VI LLC		1.350	01/10/32	3,058,868
		Series - 2021 1A (Class A)
5,900,000		Ford Credit Auto Lease Trust		0.470	05/15/24	5,777,138
		Series - 2021 A (Class B)
1,849,224		Ford Credit Auto Owner Trust		1.040	08/15/24	1,841,717
		Series - 2020 A (Class A3)
2,000,000		Ford Credit Auto Owner Trust		1.350	07/15/25	1,963,027
		Series - 2020 A (Class A4)
4,500,000		Ford Credit Auto Owner Trust		0.700	10/15/26	4,217,964
		Series - 2021 A (Class B)
1,500,000	g	Ford Credit Auto Owner Trust		1.610	10/17/33	1,388,799
		Series - 2021 1 (Class B)
170,141		GM Financial Consumer Automobile Receivables Trust		3.210	10/16/23	170,477
		Series - 2018 4 (Class A3)
3,350,000		GM Financial Consumer Automobile Receivables Trust		0.750	05/17/27	3,158,799
		Series - 2021 1 (Class B)
235,414		Honda Auto Receivables Owner Trust		2.830	03/20/23	235,997
		Series - 2019 1 (Class A3)
6,500,000	g	Hyundai Auto Lease Securitization Trust		0.610	10/15/25	6,351,305
		Series - 2021 A (Class B)
1,847,708	g,i	Invitation Homes Trust	LIBOR 1 M + 0.900%	1.297	06/17/37	1,841,351
		Series - 2018 SFR2 (Class A)
2,250,274	g,i	Invitation Homes Trust	LIBOR 1 M + 1.000%	1.441	07/17/37	2,250,273
		Series - 2018 SFR3 (Class A)
1,000,000	g,i	Irvine Core Office Trust		3.174	05/15/48	1,001,730
		Series - 2013 IRV (Class A2)
6,914,201	g	MMAF Equipment Finance LLC		2.010	12/12/24	6,898,229
		Series - 2019 B (Class A3)
3,369,089	g	Navient Private Education Refi Loan Trust		0.840	05/15/69	3,216,636
		Series - 2021 A (Class A)
3,000,000	g	Oportun Funding XIV LLC		1.210	03/08/28	2,912,716
		Series - 2021 A (Class A)
2,000,000	g	Oportun Issuance Trust		1.960	05/08/31	1,904,284
		Series - 2021 B (Class B)
1,327,901	i	Park Place Securities, Inc	LIBOR 1 M + 1.245%	1.702	01/25/36	1,323,438
		Series - 2005 WCH1 (Class M4)
7,000,000	g	PFS Financing Corp		0.710	04/15/26	6,645,201
		Series - 2021 A (Class A)
5,500,000	g	Santander Consumer Auto Receivables Trust		0.710	08/17/26	5,185,475
		Series - 2021 AA (Class B)
7,580,149		SCE Recovery Funding LLC		0.861	11/15/31	6,824,528
2,475,000	g	ServiceMaster Funding LLC		2.841	10/30/51	2,241,048
		Series - 2020 1 (Class A2I)
340

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$5,706,875	g	SERVPRO Master Issuer LLC		2.394%	04/25/51	$5,131,690
		Series - 2021 1A (Class A2)
2,823,166	g	Sierra Timeshare Receivables Funding LLC		0.990	11/20/37	2,695,068
		Series - 2021 1A (Class A)
117,095	g	SoFi Professional Loan Program LLC		2.360	12/27/32	117,226
		Series - 2016 C (Class A2B)
384,787	g	SoFi Professional Loan Program LLC		2.340	04/25/33	384,692
		Series - 2016 D (Class A2B)
131,052	g	SoFi Professional Loan Program LLC		2.630	07/25/40	131,017
		Series - 2017 C (Class A2B)
3,750,000	g	Stack Infrastructure Issuer LLC		1.893	08/25/45	3,515,373
		Series - 2020 1A (Class A2)
12,807,900	g	Taco Bell Funding LLC		1.946	08/25/51	11,583,401
		Series - 2021 1A (Class A2I)
8,876,833	g	TES LLC		4.330	10/20/47	8,747,340
		Series - 2017 1A (Class A)
6,700,000	g	Tesla Auto Lease Trust		0.660	03/20/25	6,452,516
		Series - 2021 A (Class A4)
5,000,000	g	Tesla Auto Lease Trust		1.020	03/20/25	4,838,044
		Series - 2021 A (Class B)
39,401		Toyota Auto Receivables Owner		3.180	03/15/23	39,440
		Series - 2018 D (Class A3)
10,185,000		Verizon Master Trust		0.890	05/20/27	9,706,928
		Series - 2021 1 (Class C)
9,000,000		Verizon Owner Trust		3.020	09/20/23	9,039,381
		Series - 2019 A (Class B)
17,500,000		Verizon Owner Trust		0.680	02/20/25	16,919,338
		Series - 2020 B (Class B)
2,388,147		Volkswagen Auto Loan Enhanced Trust		0.980	11/20/24	2,373,155
		Series - 2020 1 (Class A3)
1,500,000		Volkswagen Auto Loan Enhanced Trust		1.260	08/20/26	1,471,115
		Series - 2020 1 (Class A4)
5,766,425	g	Wendy’s Funding LLC		2.370	06/15/51	5,128,728
		Series - 2021 1A (Class A2I)
		TOTAL ASSET BACKED				222,551,406

OTHER MORTGAGE BACKED - 15.5%
53,800	g,i	ACE Securities Corp Manufactured Housing Trust		6.500	08/15/30	53,953
		Series - 2003 MH1 (Class M1)
3,808,214	g,i	ACRE Commercial Mortgage Ltd	LIBOR 1 M + 0.830%	1.298	12/18/37	3,780,338
		Series - 2021 FL4 (Class A)
5,242,000	g,i	Angel Oak Mortgage Trust		3.161	12/25/59	5,176,819
		Series - 2020 1 (Class M1)
7,500,000	g,i	BAMLL Commercial Mortgage Securities Trust		2.452	01/15/39	7,424,755
		Series - 2022 DKLX (Class C)
4,119,000	g,i	BBCMS Trust	LIBOR 1 M + 1.000%	1.397	07/15/37	4,072,801
		Series - 2018 CBM (Class A)
341

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$462,190	i	Bear Stearns ALT-A Trust	LIBOR 1 M + 0.600%	1.057%	06/25/34	$464,788
		Series - 2004 4 (Class A1)
1,280,510	g,i	BHP Trust	LIBOR 1 M + 0.975%	1.372	08/15/36	1,261,205
		Series - 2019 BXHP (Class A)
2,415,134	g,i	BX Commercial Mortgage Trust	LIBOR 1 M + 1.800%	2.197	11/15/35	2,413,678
		Series - 2018 IND (Class F)
3,060,000	g,i	BX Commercial Mortgage Trust	LIBOR 1 M + 1.250%	1.647	10/15/36	3,032,098
		Series - 2019 XL (Class C)
4,879,819	g,i	BX Commercial Mortgage Trust	LIBOR 1 M + 0.998%	1.395	10/15/38	4,766,593
		Series - 2021 XL2 (Class B)
8,246,895	g,i	BX Commercial Mortgage Trust	LIBOR 1 M + 1.197%	1.594	10/15/38	8,050,162
		Series - 2021 XL2 (Class C)
1,463,946	g,i	BX Commercial Mortgage Trust	LIBOR 1 M + 1.846%	2.243	10/15/38	1,427,186
		Series - 2021 XL2 (Class E)
1,000,000	g,i	BX TRUST		2.141	01/17/39	983,789
		Series - 2022 AHP (Class B)
4,278,788	g,i	Chase Mortgage Trust		3.750	12/25/45	4,203,004
		Series - 2016 SH2 (Class M2)
22,776		Citicorp Mortgage Securities Trust		5.500	02/25/26	22,795
		Series - 2006 1 (Class 5A1)
1,400,000	i	Citigroup Commercial Mortgage Trust		4.134	04/10/46	1,400,895
		Series - 2013 GC11 (Class C)
1,120,816	g,i	Citigroup Mortgage Loan Trust	LIBOR 1 M + 0.290%	2.631	09/25/36	1,097,790
		Series - 2006 AMC1 (Class A1)
3,000,000	g	COMM Mortgage Trust		3.376	01/10/39	2,899,318
		Series - 2022 HC (Class C)
3,623,360	g	COMM Mortgage Trust		3.397	03/10/46	3,605,019
		Series - 2013 CR6 (Class B)
1,600,000	g,i	COMM Mortgage Trust		4.901	08/10/46	1,610,675
		Series - 2013 CR10 (Class C)
2,983,000	g,i	COMM Mortgage Trust		4.901	08/10/46	2,939,806
		Series - 2013 CR10 (Class D)
2,014,904		COMM Mortgage Trust		4.701	03/10/47	2,034,091
		Series - 2014 UBS2 (Class B)
2,000,000	i	COMM Mortgage Trust		4.703	08/10/47	2,017,349
		Series - 2014 CR19 (Class B)
1,000,000	g,i	COMM Mortgage Trust		4.705	08/10/47	939,425
		Series - 2014 CR19 (Class D)
4,115,000	i	COMM Mortgage Trust		4.334	07/10/48	4,148,924
		Series - 2015 LC21 (Class B)
3,000,000	i	COMM Mortgage Trust		3.463	08/10/48	2,699,959
		Series - 2015 CR24 (Class D)
3,970,000	i	COMM Mortgage Trust		4.530	08/10/48	3,993,280
		Series - 2015 CR25 (Class B)
2,500,000	i	COMM Mortgage Trust		4.478	10/10/48	2,519,755
		Series - 2015 CR26 (Class B)
796,544	i	Connecticut Avenue Securities	LIBOR 1 M + 2.600%	3.057	05/25/24	797,539
		Series - 2014 C02 (Class 1M2)
3,226,143	i	Connecticut Avenue Securities	LIBOR 1 M + 3.000%	3.457	07/25/24	3,242,299
		Series - 2014 C03 (Class 1M2)
342

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$5,822,176	i	Connecticut Avenue Securities	LIBOR 1 M + 2.200%	2.657%	01/25/30	$5,850,857
		Series - 2017 C05 (Class 1M2)
10,000,000	g,i	Connecticut Avenue Securities Trust		1.649	10/25/41	9,660,770
		Series - 2021 R01 (Class 1M2)
13,098,212	g,i	Connecticut Avenue Securities Trust		0.949	12/25/41	12,932,766
		Series - 2021 R03 (Class 1M1)
2,523,039	g	Credit Suisse Commercial Mortgage Trust		3.304	09/15/37	2,465,778
		Series - 2014 USA (Class A1)
8,756		Credit Suisse First Boston Mortgage Securities Corp		5.750	09/25/33	8,750
		Series - 2003 23 (Class 3A4)
4,150,000	g,i	Credit Suisse Mortgage Capital Certificates	LIBOR 1 M + 0.980%	1.377	05/15/36	4,127,591
		Series - 2019 ICE4 (Class A)
1,400,000	g	CSMC		2.816	08/15/37	1,336,447
		Series - 2020 NET (Class B)
3,206,237	g	CSMC Trust		1.414	05/25/65	3,153,750
		Series - 2020 NQM1 (Class A2)
46,174		Deutsche Mortgage Securities, Inc Mortgage Loan Trust (Step Bond)		5.940	07/25/34	45,332
		Series - 2004 5 (Class A5B)
1,025,000	g,i	ELP Commercial Mortgage Trust	LIBOR 1 M + 2.118%	2.515	11/15/38	992,186
		Series - 2021 ELP (Class E)
10,000,000	g,i	Freddie Mac STACR REMIC Trust		1.749	01/25/34	9,837,688
		Series - 2021 DNA5 (Class M2)
8,966,612	g,i	Freddie Mac Structured Agency Credit Risk Debt Notes		1.349	02/25/42	8,912,526
		Series - 2022 DNA2 (Class M1A)
1,050,000	g	GS Mortgage Securities Corp II		3.419	10/10/32	1,052,402
		Series - 2017 SLP (Class A)
3,000,000	g	GS Mortgage Securities Corp II		2.954	11/05/34	2,995,349
		Series - 2012 BWTR (Class A)
5,956,000	g	GS Mortgage Securities Corp II		3.682	02/10/46	5,970,199
		Series - 2013 GC10 (Class B)
2,598,000	g,i	GS Mortgage Securities Corp II		4.402	02/10/46	2,370,571
		Series - 2013 GC10 (Class D)
2,000,000	g,i	GS Mortgage Securities Trust	LIBOR 1 M + 1.090%	1.490	10/15/31	1,969,722
		Series - 2018 HART (Class A)
1,321,000	g,i	GS Mortgage Securities Trust		3.349	07/10/52	1,299,201
		Series - 2019 GC40 (Class DBA)
9,000,000	g,i	GS Mortgage Securities Trust		3.501	07/10/52	8,797,374
		Series - 2019 GC40 (Class DBB)
5,000,000	g,i	GS Mortgage Securities Trust		3.550	07/10/52	4,847,752
		Series - 2019 GC40 (Class DBC)
3,581,451	i	GS Mortgage-Backed Securities Corp Trust		3.000	03/27/51	3,454,550
		Series - 2020 PJ5 (Class A4)
349,309		IMC Home Equity Loan Trust (Step Bond)		5.432	08/20/29	343,280
		Series - 1998 3 (Class A7)
73,286	i	Impac CMB Trust	LIBOR 1 M + 0.660%	1.117	03/25/35	73,945
		Series - 2004 11 (Class 2A1)
343

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$4,724,484	g,i	JP Morgan Chase Commercial Mortgage Securities Corp	LIBOR 1 M + 0.800%	1.197%	04/15/38	$4,648,958
		Series - 2021 MHC (Class A)
2,000,000		JP Morgan Chase Commercial Mortgage Securities Corp		3.372	12/15/47	2,011,084
		Series - 2013 C10 (Class AS)
600,000	g	JP Morgan Chase Commercial Mortgage Securities Trust		4.021	07/05/32	600,780
		Series - 2012 HSBC (Class C)
3,843,000	i	JP Morgan Chase Commercial Mortgage Securities Trust		4.077	01/15/46	3,852,981
		Series - 2013 C13 (Class C)
1,573,529	g,i	JP Morgan Chase Commercial Mortgage Securities Trust		5.013	02/15/46	1,537,332
		Series - 2011 C3 (Class B)
2,300,000		JP Morgan Chase Commercial Mortgage Securities Trust		2.870	08/15/49	2,238,761
		Series - 2016 JP3 (Class A5)
82,656	g,i	JP Morgan Mortgage Trust	LIBOR 1 M + 0.950%	1.407	10/25/49	82,827
		Series - 2019 INV1 (Class A11)
250,694		JPMBB Commercial Mortgage Securities Trust		3.657	09/15/47	253,264
		Series - 2014 C23 (Class ASB)
1,200,000	i	JPMBB Commercial Mortgage Securities Trust		4.622	08/15/48	1,212,566
		Series - 2015 C31 (Class B)
7,000,000	g,i	MHC Commercial Mortgage Trust	LIBOR 1 M + 0.801%	1.198	04/15/38	6,886,105
		Series - 2021 MHC (Class A)
5,000,000	g,i	MHC Commercial Mortgage Trust	LIBOR 1 M + 1.101%	1.498	04/15/38	4,915,257
		Series - 2021 MHC (Class B)
1,840,629	g	Morgan Stanley Bank of America Merrill Lynch Trust		3.989	12/15/46	1,830,178
		Series - 2014 C19 (Class LNC1)
3,986,816	g,i	Morgan Stanley Capital I Inc	LIBOR 1 M + 1.377%	1.774	11/15/23	3,867,006
		Series - 2021 ILP (Class C)
1,500,000	g	MRCD Mortgage Trust		2.718	12/15/36	1,376,979
		Series - 2019 PARK (Class E)
3,500,000	g	MRCD Mortgage Trust		2.718	12/15/36	3,236,683
		Series - 2019 PARK (Class D)
7,530,000	g,i	MTN Commercial Mortgage Trust		1.946	03/15/39	7,483,197
		Series - 2022 LPFL (Class B)
9,500,000	g,i	Natixis Commercial Mortgage Securities Trust	LIBOR 1 M + 1.500%	1.897	07/15/36	9,451,498
		Series - 2019 MILE (Class A)
7,500,000	g,i	Natixis Commercial Mortgage Securities Trust	LIBOR 1 M + 2.200%	2.597	07/15/36	7,442,141
		Series - 2019 MILE (Class C)
1,000,000	g	Natixis Commercial Mortgage Securities Trust		2.966	12/15/38	977,468
		Series - 2020 2PAC (Class A)
504,513	g,i	New Residential Mortgage Loan Trust		3.750	05/28/52	503,158
		Series - 2015 1A (Class A3)
344

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$593,286	g,i	New Residential Mortgage Loan Trust		3.750%	05/25/54	$588,759
		Series - 2014 2A (Class A3)
385,004	g,i	New Residential Mortgage Loan Trust		3.750	11/25/54	384,204
		Series - 2014 3A (Class AFX3)
646,375	g,i	New Residential Mortgage Loan Trust		3.750	03/25/56	646,060
		Series - 2016 1A (Class A1)
1,111,456	g,i	New Residential Mortgage Loan Trust		4.000	12/25/57	1,120,556
		Series - 2018 1A (Class A1A)
657,458	g,i	New Residential Mortgage Loan Trust		4.750	12/25/57	667,488
		Series - 2018 5A (Class A1)
957,207	g,i	OBX Trust	LIBOR 1 M + 0.650%	1.107	06/25/57	945,351
		Series - 2018 1 (Class A2)
7,000,000	g,i	OPG Trust	LIBOR 1 M + 0.713%	0.803	10/15/36	6,765,265
		Series - 2021 PORT (Class B)
6,000,000	g,i	OPG Trust	LIBOR 1 M + 1.529%	1.926	10/15/36	5,683,615
		Series - 2021 PORT (Class E)
2,000,000	g,i	PKHL Commercial Mortgage Trust	LIBOR 1 M + 2.000%	2.397	07/15/38	1,933,934
		Series - 2021 MF (Class D)
2,000,000	g	RBS Commercial Funding, Inc Trust		3.511	03/11/31	1,993,641
		Series - 2013 SMV (Class B)
7,886,000	g,i	RLGH Trust	LIBOR 1 M + 1.165%	1.562	04/15/36	7,785,844
		Series - 2021 TROT (Class B)
55,610	g,i	Sequoia Mortgage Trust		3.500	03/25/50	55,558
		Series - 2020 2 (Class A4)
3,858,362	g,i	SMR Mortgage Trust		2.701	02/15/39	3,812,186
		Series - 2022 IND (Class B)
2,000,000	g,i	SREIT Trust	LIBOR 1 M + 1.171%	1.568	11/15/36	1,959,825
		Series - 2021 MFP2 (Class B)
1,283,597	i	Structured Adjustable Rate Mortgage Loan Trust	LIBOR 1 M + 0.370%	0.827	07/25/34	1,276,004
		Series - 2004 9XS (Class A)
859,090	g,i	UBS-Citigroup Commercial Mortgage Trust		6.265	01/10/45	858,021
		Series - 2011 C1 (Class B)
2,930,968	g	Verus Securitization Trust		2.938	07/25/59	2,931,444
		Series - 2019 3 (Class A2)
175,000	g,i	Verus Securitization Trust		3.139	07/25/59	174,859
		Series - 2019 3 (Class M1)
4,856,841	g	Verus Securitization Trust		2.417	01/25/60	4,837,037
		Series - 2020 1 (Class A1)
4,576,906	g	Verus Securitization Trust		2.724	01/25/60	4,551,091
		Series - 2020 1 (Class A3)
2,278,061	g	Verus Securitization Trust		2.321	05/25/65	2,235,933
		Series - 2020 4 (Class A3)
9,228,634	g,i	Verus Securitization Trust		2.240	10/25/66	8,703,734
		Series - 2021 7 (Class A3)
1,274,000		Wells Fargo Commercial Mortgage Trust		3.539	10/15/45	1,278,269
		Series - 2012 LC5 (Class AS)
1,482,000		Wells Fargo Commercial Mortgage Trust		4.142	10/15/45	1,488,992
		Series - 2012 LC5 (Class B)
896,000	g,i	Wells Fargo Commercial Mortgage Trust		4.747	10/15/45	895,516
		Series - 2012 LC5 (Class D)
345

TIAA-CREF FUNDS - Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,000,000	i	WFRBS	3.910%	05/15/45	$982,583
		Series - 2013 C13 (Class C)
2,750,000	i	WFRBS Commercial Mortgage Trust	4.182	03/15/45	2,754,202
		Series - 2013 C11 (Class C)
530,000	i	WFRBS Commercial Mortgage Trust	4.153	08/15/46	532,129
		Series - 2013 C15 (Class A4)
2,500,000	i	WFRBS Commercial Mortgage Trust	4.204	11/15/47	2,377,597
		Series - 2014 C24 (Class B)
		TOTAL OTHER MORTGAGE BACKED			310,206,794

		TOTAL STRUCTURED ASSETS			532,758,200
		(Cost $551,504,154)

		TOTAL BONDS			1,893,954,313
		(Cost $1,945,125,934)

SHORT-TERM INVESTMENTS - 3.9%

GOVERNMENT AGENCY DEBT - 1.0%
10,000,000		Federal Home Loan Bank (FHLB)	0.000	04/01/22	10,000,000
10,000,000		FHLB	0.000	04/08/22	9,999,670
		TOTAL GOVERNMENT AGENCY DEBT			19,999,670

REPURCHASE AGREEMENT - 1.8%
36,180,000	r	Fixed Income Clearing Corp (FICC)	0.250	04/01/22	36,180,000
		TOTAL REPURCHASE AGREEMENT			36,180,000

TREASURY DEBT - 0.1%
1,800,000		United States Treasury Bill	0.000	06/16/22	1,798,423
		TOTAL TREASURY DEBT			1,798,423

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.0%
18,922,258	c	State Street Navigator Securities Lending Government Money Market Portfolio	0.290		18,922,258
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			18,922,258

		TOTAL SHORT-TERM INVESTMENTS			76,900,351
		(Cost $76,901,684)

		TOTAL INVESTMENTS - 100.8%			2,011,962,059
		(Cost $2,063,562,851)
		OTHER ASSETS & LIABILITIES, NET - (0.8)%			(15,244,142)
		NET ASSETS - 100.0%			$1,996,717,917
346

TIAA-CREF FUNDS - Short-Term Bond Fund

LIBOR	London Interbank Offered Rate
M	Month
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secure Overnight Financing Rate

*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $23,903,262.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 3/31/22, the aggregate value of these securities is $731,995,700 or 36.7% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
r	Agreement with Fixed Income Clearing Corporation, 0.250% dated 3/31/22 to be repurchased at $36,180,000 on 4/1/22, collateralized by Government Agency Securities, with coupon rate 2.375% and maturity date 3/31/29, valued at $36,903,690.

Futures contracts outstanding as of March 31, 2022 were as follows:

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
US Long Bond (CBT)	(38)	06/21/22	$(5,865,580)	$(5,702,375)	$163,205
US 10-Year Note (CBT)	(542)	06/21/22	(68,407,136)	(66,598,250)	1,808,886
US 10 Year Ultra (CBT)	(170)	06/21/22	(23,734,264)	(23,029,688)	704,576
US 5 Year Note (CBT)	(245)	06/30/22	(28,772,081)	(28,098,437)	673,644
Total	(995)		$(126,779,061)	$(123,428,750)	$3,350,311
347

TIAA-CREF FUNDS - Short-Term Bond Index Fund

TIAA-CREF FUNDS
SHORT-TERM BOND INDEX FUND
SCHEDULE OF INVESTMENTS
March 31, 2022

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

BONDS - 99.7%

CORPORATE BONDS - 23.2%

AUTOMOBILES & COMPONENTS - 0.2%
$400,000		Aptiv plc	2.396%	02/18/25	$389,648
200,000		General Motors Co	5.400	10/02/23	206,936
225,000		Genuine Parts Co	1.750	02/01/25	214,841
1,000,000		Honda Motor Co Ltd	2.271	03/10/25	982,980
500,000		Toyota Motor Corp	0.681	03/25/24	482,636
		TOTAL AUTOMOBILES & COMPONENTS			2,277,041

BANKS - 6.2%
1,000,000		Asian Development Bank	1.625	03/15/24	986,080
200,000		Banco Bilbao Vizcaya Argentaria S.A.	0.875	09/18/23	194,309
400,000		Banco Santander S.A.	3.125	02/23/23	402,876
200,000		Banco Santander S.A.	3.848	04/12/23	202,604
1,000,000		Banco Santander S.A.	0.701	06/30/24	970,793
600,000		Banco Santander S.A.	3.496	03/24/25	600,390
500,000		Bank of America Corp	1.486	05/19/24	492,699
500,000		Bank of America Corp	0.523	06/14/24	485,989
1,200,000		Bank of America Corp	3.864	07/23/24	1,213,566
700,000		Bank of America Corp	4.200	08/26/24	717,013
1,250,000		Bank of America Corp	0.810	10/24/24	1,209,392
1,000,000		Bank of America Corp	1.843	02/04/25	977,729
1,000,000		Bank of America Corp	3.458	03/15/25	1,006,033
1,000,000		Bank of America Corp	0.976	04/22/25	958,442
750,000		Bank of America Corp	0.981	09/25/25	710,857
1,000,000		Bank of America Corp	2.456	10/22/25	982,601
2,500,000	i	Bank of America Corp	1.530	12/06/25	2,390,747
500,000		Bank of America Corp	3.384	04/02/26	499,327
250,000		Bank of Montreal	0.450	12/08/23	241,410
1,500,000		Bank of Montreal	0.625	07/09/24	1,425,404
1,000,000		Bank of Montreal	4.338	10/05/28	1,015,522
1,000,000		Bank of Nova Scotia	0.700	04/15/24	959,207
200,000		Bank of Nova Scotia	4.650	N/A‡	193,050
1,000,000		Barclays plc	4.375	09/11/24	1,013,100
500,000		Barclays plc	1.007	12/10/24	480,035
750,000		Barclays plc	3.650	03/16/25	750,499
500,000		BNP Paribas S.A.	4.250	10/15/24	511,184
400,000		Canadian Imperial Bank of Commerce	0.950	06/23/23	392,526
750,000		Canadian Imperial Bank of Commerce	0.500	12/14/23	724,229
750,000		Canadian Imperial Bank of Commerce	1.000	10/18/24	712,374
1,250,000		Citigroup, Inc	1.678	05/15/24	1,239,741
1,000,000		Citigroup, Inc	4.000	08/05/24	1,022,240
750,000		Citigroup, Inc	0.776	10/30/24	724,561
1,000,000		Citigroup, Inc	0.981	05/01/25	953,277
348

TIAA-CREF FUNDS - Short-Term Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$600,000	Citigroup, Inc	1.281%	11/03/25	$570,965
1,500,000	Citigroup, Inc	2.014	01/25/26	1,444,018
750,000	Citigroup, Inc	3.290	03/17/26	747,469
300,000	Comerica, Inc	3.700	07/31/23	303,981
1,000,000	Cooperatieve Rabobank UA	0.375	01/12/24	960,998
500,000	Discover Bank	3.350	02/06/23	504,807
300,000	Discover Bank	2.450	09/12/24	294,724
250,000	Discover Bank	4.682	08/09/28	253,513
300,000	Fifth Third Bancorp	1.625	05/05/23	297,322
1,000,000	Fifth Third Bancorp	3.650	01/25/24	1,012,327
250,000	First Horizon National Corp	3.550	05/26/23	251,461
250,000	First Republic Bank	1.912	02/12/24	247,747
175,000	FNB Corp	2.200	02/24/23	173,955
380,000	HSBC Holdings plc	3.033	11/22/23	380,947
500,000	HSBC Holdings plc	4.250	03/14/24	507,309
800,000	HSBC Holdings plc	3.950	05/18/24	807,867
800,000	HSBC Holdings plc	0.732	08/17/24	773,742
1,000,000	HSBC Holdings plc	1.162	11/22/24	965,560
650,000	HSBC Holdings plc	0.976	05/24/25	617,071
1,000,000	HSBC Holdings plc	2.999	03/10/26	980,457
300,000	Huntington Bancshares, Inc	2.625	08/06/24	297,255
250,000	Huntington National Bank	1.800	02/03/23	249,169
300,000	Industrial & Commercial Bank of China Ltd	2.957	11/08/22	300,561
400,000	ING Groep NV	4.100	10/02/23	406,736
1,000,000	JPMorgan Chase & Co	0.697	03/16/24	981,004
1,000,000	JPMorgan Chase & Co	3.559	04/23/24	1,009,288
500,000	JPMorgan Chase & Co	1.514	06/01/24	493,236
700,000	JPMorgan Chase & Co	3.797	07/23/24	707,966
750,000	JPMorgan Chase & Co	3.875	09/10/24	766,095
500,000	JPMorgan Chase & Co	0.653	09/16/24	486,184
750,000	JPMorgan Chase & Co	4.023	12/05/24	762,006
300,000	JPMorgan Chase & Co	0.563	02/16/25	286,704
1,000,000	JPMorgan Chase & Co	0.824	06/01/25	953,571
1,000,000	JPMorgan Chase & Co	0.969	06/23/25	954,762
500,000	JPMorgan Chase & Co	0.768	08/09/25	473,934
500,000	JPMorgan Chase & Co	2.301	10/15/25	489,693
1,500,000	JPMorgan Chase & Co	1.561	12/10/25	1,435,786
1,000,000	JPMorgan Chase & Co	2.595	02/24/26	980,724
750,000	KeyBank NA	0.423	01/03/24	738,968
150,000	Lloyds Banking Group plc	1.326	06/15/23	149,626
300,000	Lloyds Banking Group plc	4.050	08/16/23	305,340
300,000	Lloyds Banking Group plc	2.907	11/07/23	300,421
1,000,000	Lloyds Banking Group plc	0.695	05/11/24	974,056
1,000,000	Mitsubishi UFJ Financial Group, Inc	3.407	03/07/24	1,010,242
600,000	Mitsubishi UFJ Financial Group, Inc	0.848	09/15/24	581,495
600,000	Mitsubishi UFJ Financial Group, Inc	2.193	02/25/25	580,077
1,500,000	Mitsubishi UFJ Financial Group, Inc	0.953	07/19/25	1,421,796
750,000	Mizuho Financial Group, Inc	0.849	09/08/24	727,012
300,000	Mizuho Financial Group, Inc	2.839	07/16/25	296,581
1,000,000	Mizuho Financial Group, Inc	2.651	05/22/26	973,269
500,000	National Bank of Canada	0.750	08/06/24	473,954
349

TIAA-CREF FUNDS - Short-Term Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$250,000	National Bank of Canada	0.550%	11/15/24	$240,532
1,250,000	NatWest Group plc	2.359	05/22/24	1,239,845
500,000	Nordic Investment Bank	2.625	04/04/25	500,565
500,000	PNC Bank NA	3.500	06/08/23	505,967
500,000	PNC Financial Services Group, Inc	3.500	01/23/24	507,050
500,000	Royal Bank of Canada	0.500	10/26/23	484,499
750,000	Royal Bank of Canada	0.425	01/19/24	723,794
1,000,000	Royal Bank of Canada	0.650	07/29/24	950,930
500,000	Royal Bank of Canada	0.750	10/07/24	474,293
300,000	Royal Bank of Scotland Group plc	3.498	05/15/23	300,417
1,000,000	Royal Bank of Scotland Group plc	4.519	06/25/24	1,015,060
500,000	Royal Bank of Scotland Group plc	4.269	03/22/25	505,799
200,000	Santander Holdings USA, Inc	3.400	01/18/23	201,205
150,000	Santander Holdings USA, Inc	3.244	10/05/26	146,218
450,000	Santander UK Group Holdings plc	4.796	11/15/24	460,220
1,000,000	Santander UK Group Holdings plc	1.089	03/15/25	951,164
1,500,000	State Street Corp	1.746	02/06/26	1,444,989
502,000	Sumitomo Mitsui Financial Group, Inc	3.102	01/17/23	506,237
1,000,000	Sumitomo Mitsui Financial Group, Inc	0.508	01/12/24	961,591
300,000	Sumitomo Mitsui Financial Group, Inc	2.696	07/16/24	297,094
500,000	Sumitomo Mitsui Financial Group, Inc	2.448	09/27/24	491,172
1,000,000	Toronto-Dominion Bank	0.550	03/04/24	962,306
1,000,000	Toronto-Dominion Bank	0.700	09/10/24	949,065
500,000	Toronto-Dominion Bank	1.250	12/13/24	480,407
1,000,000	Truist Bank	2.636	09/17/29	983,515
750,000	Truist Financial Corp	3.750	12/06/23	764,088
1,000,000	US Bancorp	2.400	07/30/24	993,420
500,000	US Bank NA	3.400	07/24/23	506,686
900,000	Wells Fargo & Co	4.125	08/15/23	920,046
1,250,000	Wells Fargo & Co	4.480	01/16/24	1,287,239
400,000	Wells Fargo & Co	1.654	06/02/24	395,200
1,000,000	Wells Fargo & Co	0.805	05/19/25	954,650
500,000	Wells Fargo & Co	2.406	10/30/25	489,465
1,000,000	Wells Fargo & Co	2.164	02/11/26	967,268
400,000	Westpac Banking Corp	2.000	01/13/23	400,311
1,000,000	Westpac Banking Corp	1.019	11/18/24	957,641
	TOTAL BANKS			84,943,505

CAPITAL GOODS - 1.4%
350,000	Air Lease Corp	2.250	01/15/23	350,127
300,000	Air Lease Corp	3.875	07/03/23	303,025
750,000	Air Lease Corp	0.700	02/15/24	716,476
1,000,000	Air Lease Corp	0.800	08/18/24	941,781
800,000	Boeing Co	4.508	05/01/23	813,569
500,000	Boeing Co	1.950	02/01/24	488,849
1,250,000	Boeing Co	1.433	02/04/24	1,209,011
1,000,000	Carlisle Cos, Inc	0.550	09/01/23	968,815
300,000	Caterpillar Financial Services Corp	0.450	09/14/23	292,428
500,000	Caterpillar Financial Services Corp	0.950	01/10/24	487,082
1,000,000	Caterpillar Financial Services Corp	0.450	05/17/24	956,532
350

TIAA-CREF FUNDS - Short-Term Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$750,000		Caterpillar Financial Services Corp	0.600%	09/13/24	$714,737
100,000		CNH Industrial Capital LLC	1.950	07/02/23	98,967
200,000		CNH Industrial Capital LLC	4.200	01/15/24	203,970
200,000		CNH Industrial NV	4.500	08/15/23	204,093
460,000		General Dynamics Corp	3.375	05/15/23	465,494
500,000	g	Huntington Ingalls Industries, Inc	0.670	08/16/23	485,106
525,000		John Deere Capital Corp	1.200	04/06/23	520,634
500,000		John Deere Capital Corp	0.400	10/10/23	486,828
500,000		John Deere Capital Corp	0.900	01/10/24	486,524
1,000,000		John Deere Capital Corp	0.450	01/17/24	966,143
1,000,000		John Deere Capital Corp	0.450	06/07/24	952,410
500,000	e	John Deere Capital Corp	0.625	09/10/24	478,485
500,000		John Deere Capital Corp	1.250	01/10/25	481,278
750,000		John Deere Capital Corp	2.125	03/07/25	737,875
500,000		L3Harris Technologies, Inc	3.850	06/15/23	507,004
300,000		Lennox International, Inc	3.000	11/15/23	300,334
750,000		Quanta Services, Inc	0.950	10/01/24	711,063
500,000		Rockwell Automation, Inc	0.350	08/15/23	486,114
1,000,000		Stanley Black & Decker, Inc	2.300	02/24/25	981,511
500,000		Teledyne Technologies, Inc	0.650	04/01/23	491,470
500,000		Teledyne Technologies, Inc	0.950	04/01/24	479,965
200,000		Wabtec Corp	4.400	03/15/24	203,690
		TOTAL CAPITAL GOODS			18,971,390

COMMERCIAL & PROFESSIONAL SERVICES - 0.1%
500,000		International Bank for Reconstruction & Development	2.250	03/28/24	498,175
100,000		Leidos, Inc	2.950	05/15/23	100,215
200,000		RELX Capital, Inc	3.500	03/16/23	201,714
164,000		Republic Services, Inc	4.750	05/15/23	167,062
300,000		Republic Services, Inc	2.500	08/15/24	296,812
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			1,263,978

CONSUMER DURABLES & APPAREL - 0.0%
250,000		Brunswick Corp	0.850	08/18/24	236,328
500,000		Lennar Corp	4.875	12/15/23	513,596
		TOTAL CONSUMER DURABLES & APPAREL			749,924

CONSUMER SERVICES - 0.2%
500,000		CommonSpirit Health	2.760	10/01/24	496,066
200,000		Expedia Group, Inc	3.600	12/15/23	201,654
300,000		Expedia Group, Inc	4.500	08/15/24	307,927
100,000		Hyatt Hotels Corp	1.300	10/01/23	97,449
250,000		Hyatt Hotels Corp	1.800	10/01/24	240,535
500,000		Las Vegas Sands Corp	3.200	08/08/24	477,345
500,000		Marriott International, Inc	3.600	04/15/24	505,128
300,000		McDonald’s Corp	3.350	04/01/23	303,718
200,000		Starbucks Corp	3.100	03/01/23	201,808
		TOTAL CONSUMER SERVICES			2,831,630
351

TIAA-CREF FUNDS - Short-Term Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

DIVERSIFIED FINANCIALS - 5.1%
$250,000		AerCap Ireland Capital DAC	4.500%	09/15/23	$251,880
1,000,000		AerCap Ireland Capital DAC	1.150	10/29/23	957,239
500,000		AerCap Ireland Capital DAC	3.150	02/15/24	491,939
300,000		AerCap Ireland Capital DAC	2.875	08/14/24	291,759
500,000		AerCap Ireland Capital DAC	1.650	10/29/24	472,205
500,000		AerCap Ireland Capital DAC	1.750	10/29/24	471,141
200,000		Ally Financial, Inc	3.050	06/05/23	200,730
800,000		Ally Financial, Inc	1.450	10/02/23	781,214
300,000		American Express Co	3.400	02/27/23	303,626
1,000,000		American Express Co	0.750	11/03/23	975,377
600,000		American Express Co	2.500	07/30/24	597,006
1,500,000		American Express Co	2.250	03/04/25	1,473,008
200,000		American Honda Finance Corp	1.950	05/10/23	199,058
750,000		American Honda Finance Corp	0.875	07/07/23	737,237
300,000		American Honda Finance Corp	0.650	09/08/23	292,385
750,000		American Honda Finance Corp	0.550	07/12/24	715,264
1,000,000		American Honda Finance Corp	0.750	08/09/24	952,679
500,000		American Honda Finance Corp	1.500	01/13/25	481,755
300,000		Ares Capital Corp	3.500	02/10/23	301,599
500,000		Bank of , Nova Scotia	2.440	03/11/24	497,744
1,000,000		Bank of , Nova Scotia	0.650	07/31/24	951,124
500,000	e	Bank of , Nova Scotia	1.450	01/10/25	479,995
500,000		Bank of Montreal	2.150	03/08/24	495,040
500,000		Bank of Montreal	1.500	01/10/25	479,003
750,000		Bank of New York Mellon Corp	0.350	12/07/23	725,121
1,000,000		Bank of New York Mellon Corp	0.500	04/26/24	957,376
750,000		Bank of New York Mellon Corp	0.850	10/25/24	717,822
1,000,000	h	Canadian Imperial Bank of Commerce	3.300	04/07/25	999,119
500,000		Capital One Financial Corp	2.600	05/11/23	501,480
750,000		Capital One Financial Corp	3.300	10/30/24	754,082
1,000,000		Capital One Financial Corp	1.343	12/06/24	969,721
1,000,000		Capital One Financial Corp	2.636	03/03/26	978,501
200,000		Celanese US Holdings LLC	3.500	05/08/24	200,514
1,000,000		Charles Schwab Corp	0.750	03/18/24	966,749
1,000,000		Cooperatieve Rabobank UA	1.375	01/10/25	956,753
1,500,000		Credit Suisse AG.	0.520	08/09/23	1,459,326
750,000		Credit Suisse AG.	0.495	02/02/24	717,577
1,000,000		Credit Suisse Group Funding Guernsey Ltd	3.750	03/26/25	996,300
250,000		Deutsche Bank AG.	3.950	02/27/23	252,421
1,000,000		Deutsche Bank AG.	0.962	11/08/23	969,519
600,000		Deutsche Bank AG.	0.898	05/28/24	571,289
300,000		Deutsche Bank AG.	2.222	09/18/24	293,435
1,000,000		Deutsche Bank AG.	1.447	04/01/25	955,066
500,000		FS KKR Capital Corp	1.650	10/12/24	471,252
300,000		General Motors Financial Co, Inc	3.250	01/05/23	302,549
1,000,000		General Motors Financial Co, Inc	1.700	08/18/23	989,218
1,000,000		General Motors Financial Co, Inc	1.050	03/08/24	962,430
400,000		General Motors Financial Co, Inc	1.200	10/15/24	379,718
1,000,000		General Motors Financial Co, Inc	2.900	02/26/25	976,771
709,000		Goldman Sachs Group, Inc	3.200	02/23/23	715,302
750,000		Goldman Sachs Group, Inc	0.523	03/08/23	737,950
1,000,000		Goldman Sachs Group, Inc	1.217	12/06/23	975,828
750,000		Goldman Sachs Group, Inc	0.673	03/08/24	734,068
750,000		Goldman Sachs Group, Inc	3.000	03/15/24	749,050
352

TIAA-CREF FUNDS - Short-Term Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,000,000		Goldman Sachs Group, Inc	0.657%	09/10/24	$967,183
500,000		Goldman Sachs Group, Inc	0.925	10/21/24	484,651
1,000,000		Goldman Sachs Group, Inc	1.757	01/24/25	974,902
1,000,000		Goldman Sachs Group, Inc	3.272	09/29/25	1,001,893
500,000		ING Groep NV	3.869	03/28/26	502,425
750,000		J Paul Getty Trust	0.391	01/01/24	722,550
3,000,000		Kreditanstalt fuer Wiederaufbau	1.250	01/31/25	2,894,430
1,000,000		Lloyds Banking Group plc	3.511	03/18/26	995,099
1,480,000		Morgan Stanley	3.125	01/23/23	1,494,339
1,000,000		Morgan Stanley	0.529	01/25/24	983,730
500,000		Morgan Stanley	0.731	04/05/24	489,694
1,000,000		Morgan Stanley	3.737	04/24/24	1,009,896
1,500,000		Morgan Stanley	0.791	01/22/25	1,439,951
1,000,000		Morgan Stanley	0.790	05/30/25	950,034
2,250,000	i	Morgan Stanley	1.164	10/21/25	2,137,363
1,000,000		Morgan Stanley	2.630	02/18/26	980,940
1,000,000		National Rural Utilities Cooperative Finance Corp	0.350	02/08/24	958,161
500,000		National Rural Utilities Cooperative Finance Corp	1.000	10/18/24	476,930
500,000		National Rural Utilities Cooperative Finance Corp	1.875	02/07/25	484,399
1,300,000		Oesterreichische Kontrollbank AG.	2.875	03/13/23	1,312,403
750,000		Oesterreichische Kontrollbank AG.	0.500	09/16/24	714,131
1,000,000		PACCAR Financial Corp	0.350	02/02/24	963,309
300,000		PACCAR Financial Corp	0.500	08/09/24	286,405
750,000		PACCAR Financial Corp	0.900	11/08/24	717,103
300,000		PACCAR Financial Corp	2.850	04/07/25	299,922
1,000,000	e	Royal Bank of Canada	1.600	01/21/25	961,185
160,000		Shire Acquisitions Investments Ireland DAC	2.875	09/23/23	160,444
300,000		State Street Corp	2.653	05/15/23	300,068
500,000		Synchrony Financial	4.375	03/19/24	509,280
500,000		Toronto-Dominion Bank	2.350	03/08/24	497,008
500,000	e	Toronto-Dominion Bank	1.450	01/10/25	478,902
500,000		Toyota Motor Credit Corp	0.500	08/14/23	487,999
500,000		Toyota Motor Credit Corp	1.350	08/25/23	493,836
1,000,000	e	Toyota Motor Credit Corp	0.450	01/11/24	965,773
500,000		Toyota Motor Credit Corp	2.500	03/22/24	499,981
1,000,000		Toyota Motor Credit Corp	0.500	06/18/24	954,526
750,000		Toyota Motor Credit Corp	0.625	09/13/24	712,731
500,000		Toyota Motor Credit Corp	1.450	01/13/25	481,696
200,000		Unilever Capital Corp	3.125	03/22/23	202,133
300,000		Unilever Capital Corp	0.375	09/14/23	292,352
		TOTAL DIVERSIFIED FINANCIALS			69,026,071

ENERGY - 1.6%
1,000,000		Baker Hughes Holdings LLC	1.231	12/15/23	976,071
500,000		BP Capital Markets America, Inc	2.750	05/10/23	502,278
400,000		BP Capital Markets plc	3.814	02/10/24	408,340
1,000,000		BP Capital Markets plc	3.506	03/17/25	1,019,037
250,000		Canadian Natural Resources Ltd	2.950	01/15/23	251,218
200,000		Canadian Natural Resources Ltd	3.800	04/15/24	202,811
750,000		ConocoPhillips Co	2.125	03/08/24	743,111
750,000		ConocoPhillips Co	2.400	03/07/25	741,368
500,000	g	Coterra Energy, Inc	4.375	06/01/24	510,048
200,000		Enable Midstream Partners LP	3.900	05/15/24	201,182
353

TIAA-CREF FUNDS - Short-Term Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$500,000	Enbridge, Inc	0.550%	10/04/23	$484,556
800,000	Energy Transfer Operating LP	4.250	03/15/23	808,713
200,000	Energy Transfer Operating LP	4.200	09/15/23	202,635
500,000	Energy Transfer Operating LP	5.875	01/15/24	520,905
200,000	Energy Transfer Operating LP	4.500	04/15/24	204,634
300,000	Enterprise Products Operating LLC	3.350	03/15/23	302,239
300,000	EOG Resources, Inc	2.625	03/15/23	300,621
1,000,000	Equinor ASA	3.700	03/01/24	1,019,873
375,000	Exxon Mobil Corp	1.902	08/16/22	375,919
600,000	Exxon Mobil Corp	1.571	04/15/23	598,075
600,000	Exxon Mobil Corp	2.709	03/06/25	599,526
200,000	Halliburton Co	3.500	08/01/23	201,813
200,000	HollyFrontier Corp	2.625	10/01/23	197,958
750,000	Kinder Morgan Energy Partners LP	4.250	09/01/24	767,899
400,000	Kinder Morgan, Inc	3.150	01/15/23	402,109
300,000	MPLX LP	3.375	03/15/23	302,245
750,000	MPLX LP	4.000	02/15/25	761,666
500,000	ONEOK, Inc	2.750	09/01/24	496,889
200,000	Phillips 66	3.700	04/06/23	202,781
325,000	Phillips 66	0.900	02/15/24	314,503
300,000	Plains All American Pipeline LP	3.850	10/15/23	302,547
500,000	Sabine Pass Liquefaction LLC	5.625	04/15/23	511,574
500,000	Sabine Pass Liquefaction LLC	5.750	05/15/24	523,319
750,000	Sabine Pass Liquefaction LLC	5.625	03/01/25	792,974
400,000	Schlumberger Investment S.A.	3.650	12/01/23	406,459
500,000	Shell International Finance BV	0.375	09/15/23	487,041
500,000	Spectra Energy Partners LP	4.750	03/15/24	514,492
300,000	Suncor Energy, Inc	2.800	05/15/23	300,443
300,000	Total Capital Canada Ltd	2.750	07/15/23	301,235
500,000	Total Capital International S.A.	3.700	01/15/24	508,485
250,000	TransCanada PipeLines Ltd	3.750	10/16/23	253,578
750,000	TransCanada PipeLines Ltd	1.000	10/12/24	712,544
750,000	Williams Cos, Inc	4.550	06/24/24	770,431
300,000	Williams Partners LP	4.500	11/15/23	306,239
	TOTAL ENERGY			21,312,384

FOOD & STAPLES RETAILING - 0.1%
1,000,000	Walgreens Boots Alliance, Inc	0.950	11/17/23	974,420
260,000	Walmart, Inc	2.350	12/15/22	261,147
300,000	Walmart, Inc	3.400	06/26/23	305,112
	TOTAL FOOD & STAPLES RETAILING			1,540,679

FOOD, BEVERAGE & TOBACCO - 0.7%
600,000	BAT Capital Corp	3.222	08/15/24	599,780
500,000	BAT Capital Corp	2.789	09/06/24	493,431
500,000	Campbell Soup Co	3.650	03/15/23	505,869
131,000	ConAgra Brands, Inc	3.200	01/25/23	131,927
250,000	ConAgra Brands, Inc	0.500	08/11/23	242,002
500,000	Constellation Brands, Inc	4.750	11/15/24	520,166
500,000	Diageo Capital plc	2.125	10/24/24	491,515
250,000	General Mills, Inc	3.700	10/17/23	254,043
1,000,000	Hormel Foods Corp	0.650	06/03/24	960,026
354

TIAA-CREF FUNDS - Short-Term Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$400,000		Kellogg Co	2.650%	12/01/23	$400,091
151,000		Keurig Dr Pepper, Inc	4.057	05/25/23	153,623
400,000		Keurig Dr Pepper, Inc	3.130	12/15/23	403,192
1,000,000		Keurig Dr Pepper, Inc	0.750	03/15/24	963,168
700,000		Mondelez International, Inc	2.125	03/17/24	694,855
400,000		PepsiCo, Inc	2.750	03/01/23	403,075
750,000		PepsiCo, Inc	0.750	05/01/23	739,193
500,000		PepsiCo, Inc	0.400	10/07/23	488,274
750,000		Philip Morris International, Inc	1.125	05/01/23	741,134
200,000		Philip Morris International, Inc	2.125	05/10/23	199,418
200,000		Reynolds American, Inc	4.850	09/15/23	204,875
		TOTAL FOOD, BEVERAGE & TOBACCO			9,589,657

HEALTH CARE EQUIPMENT & SERVICES - 0.7%
500,000		Abbott Laboratories	3.400	11/30/23	508,271
500,000		AmerisourceBergen Corp	3.400	05/15/24	504,670
500,000		Anthem, Inc	0.450	03/15/23	491,736
750,000	g	Baxter International, Inc	0.868	12/01/23	726,195
750,000	g	Baxter International, Inc	1.322	11/29/24	716,167
516,000		Cigna Corp	3.750	07/15/23	523,533
200,000		Cigna Corp	0.613	03/15/24	191,798
500,000		CVS Health Corp	2.625	08/15/24	498,351
300,000		HCA, Inc	4.750	05/01/23	307,489
1,000,000		HCA, Inc	5.000	03/15/24	1,036,562
700,000		Humana, Inc	0.650	08/03/23	682,912
750,000		Laboratory Corp of America Holdings	3.600	02/01/25	757,526
750,000		Stryker Corp	0.600	12/01/23	727,436
1,500,000		UnitedHealth Group, Inc	0.550	05/15/24	1,436,924
575,000		Zimmer Biomet Holdings, Inc	1.450	11/22/24	551,457
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			9,661,027

INSURANCE - 0.3%
500,000		Aetna, Inc	2.800	06/15/23	501,853
200,000		Allstate Corp	5.750	08/15/53	199,000
1,000,000		American International Group, Inc	4.125	02/15/24	1,022,515
300,000		Brown & Brown, Inc	4.200	09/15/24	305,925
500,000	g	Corebridge Financial, Inc	3.500	04/04/25	499,605
1,000,000	g	Jackson Financial, Inc	1.125	11/22/23	969,896
500,000		Marsh & McLennan Cos, Inc	3.500	03/10/25	503,581
300,000		Prudential Financial, Inc	5.875	09/15/42	302,250
500,000		Prudential Financial, Inc	5.625	06/15/43	503,125
		TOTAL INSURANCE			4,807,750

MATERIALS - 0.5%
750,000		Avery Dennison Corp	0.850	08/15/24	713,221
325,000		Berry Global, Inc	0.950	02/15/24	311,137
200,000		Celulosa Arauco y Constitucion S.A.	4.500	08/01/24	205,502
900,000		DowDuPont, Inc	4.205	11/15/23	920,954
1,000,000	e	Ecolab, Inc	0.900	12/15/23	974,518
285,000		LyondellBasell Industries NV	5.750	04/15/24	297,483
355

TIAA-CREF FUNDS - Short-Term Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,000,000		Martin Marietta Materials, Inc	0.650%	07/15/23	$976,246
300,000		Mosaic Co	4.250	11/15/23	306,353
300,000		Nutrien Ltd	1.900	05/13/23	297,743
300,000		PPG Industries, Inc	2.400	08/15/24	295,698
15,000		Sherwin-Williams Co	2.750	06/01/22	15,020
1,000,000		Sonoco Products Co	1.800	02/01/25	958,285
200,000		Westlake Chemical Corp	0.875	08/15/24	191,786
		TOTAL MATERIALS			6,463,946

MEDIA & ENTERTAINMENT - 0.8%
750,000		AstraZeneca Finance LLC	0.700	05/28/24	720,454
200,000		Baidu, Inc	3.500	11/28/22	200,572
300,000		Baidu, Inc	3.875	09/29/23	302,556
500,000	g	Blackstone Private Credit Fund	1.750	09/15/24	469,740
750,000	g	Blackstone Private Credit Fund	2.350	11/22/24	715,149
500,000	g	Blackstone Private Credit Fund	2.700	01/15/25	477,488
500,000	g	Blackstone Private Credit Fund	4.700	03/24/25	507,298
250,000		Blackstone Secured Lending Fund	3.650	07/14/23	251,382
750,000		Charter Communications Operating LLC	4.500	02/01/24	767,126
1,000,000		Comcast Corp	3.700	04/15/24	1,020,837
158,000		Discovery Communications LLC	2.950	03/20/23	158,352
750,000		Fox Corp	4.030	01/25/24	765,673
500,000	g	GSK Consumer Healthcare Capital US LLC	3.024	03/24/24	499,782
750,000	g	Magallanes, Inc	3.428	03/15/24	754,111
500,000	g	Magallanes, Inc	3.528	03/15/24	499,550
525,000	g	Magallanes, Inc	3.638	03/15/25	528,190
500,000	g	Magallanes, Inc	3.788	03/15/25	500,025
500,000	g	OWL Rock Core Income Corp	5.500	03/21/25	498,729
200,000		Time Warner Entertainment Co LP	8.375	03/15/23	210,565
500,000		Walt Disney Co	1.750	08/30/24	491,002
		TOTAL MEDIA & ENTERTAINMENT			10,338,581

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.0%
750,000		AbbVie, Inc	2.300	11/21/22	752,528
500,000		AbbVie, Inc	2.850	05/14/23	502,980
300,000		AbbVie, Inc	3.750	11/14/23	305,735
750,000		AbbVie, Inc	3.850	06/15/24	764,666
1,500,000		AbbVie, Inc	3.800	03/15/25	1,527,874
300,000		Agilent Technologies, Inc	3.875	07/15/23	304,464
300,000		Amgen, Inc	2.250	08/19/23	301,051
200,000		AstraZeneca plc	3.500	08/17/23	203,061
1,000,000		Bristol-Myers Squibb Co	0.537	11/13/23	972,118
500,000		Bristol-Myers Squibb Co	2.900	07/26/24	503,709
300,000		Gilead Sciences, Inc	2.500	09/01/23	300,546
206,000		Gilead Sciences, Inc	0.750	09/29/23	201,184
750,000		Gilead Sciences, Inc	3.700	04/01/24	763,406
500,000		Gilead Sciences, Inc	3.500	02/01/25	506,762
375,000		GlaxoSmithKline Capital plc	0.534	10/01/23	366,305
500,000		GlaxoSmithKline Capital, Inc	3.375	05/15/23	507,182
500,000		Illumina, Inc	0.550	03/23/23	490,455
28,000		Johnson & Johnson	2.050	03/01/23	28,096
356

TIAA-CREF FUNDS - Short-Term Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$500,000		Merck & Co, Inc	2.800%	05/18/23	$503,874
750,000		PerkinElmer, Inc	0.850	09/15/24	711,492
500,000		Pfizer, Inc	3.400	05/15/24	509,917
500,000		Royalty Pharma plc	0.750	09/02/23	485,435
300,000		Takeda Pharmaceutical Co Ltd	4.400	11/26/23	307,400
500,000		Thermo Fisher Scientific, Inc	0.797	10/18/23	487,761
750,000		Thermo Fisher Scientific, Inc	1.215	10/18/24	721,228
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			13,029,229

REAL ESTATE - 0.3%
300,000		American Tower Corp	3.500	01/31/23	302,780
750,000		American Tower Corp	0.600	01/15/24	718,805
500,000		Boston Properties LP	3.200	01/15/25	499,718
300,000		Crown Castle International Corp	3.150	07/15/23	302,027
500,000		Crown Castle International Corp	3.200	09/01/24	500,586
500,000		GLP Capital LP	3.350	09/01/24	496,917
42,000		Omega Healthcare Investors, Inc	4.375	08/01/23	42,646
500,000		Simon Property Group LP	2.750	06/01/23	501,051
500,000		Simon Property Group LP	2.000	09/13/24	490,758
200,000		SL Green Operating Partnership LP	3.250	10/15/22	200,395
500,000		Ventas Realty LP	2.650	01/15/25	490,541
		TOTAL REAL ESTATE			4,546,224

RETAILING - 0.5%
700,000		Alibaba Group Holding Ltd	3.600	11/28/24	703,414
525,000		Amazon.com, Inc	0.250	05/12/23	516,928
500,000		Amazon.com, Inc	0.400	06/03/23	491,814
1,000,000		Amazon.com, Inc	0.450	05/12/24	962,601
300,000		AutoZone, Inc	3.125	07/15/23	302,181
400,000		Chevron USA, Inc	0.426	08/11/23	391,035
500,000		Chevron USA, Inc	3.900	11/15/24	514,960
200,000		Dollar General Corp	3.250	04/15/23	201,440
500,000	g	GSK Consumer Healthcare Capital UK plc	3.125	03/24/25	498,444
2,000,000		Home Depot, Inc	2.700	04/15/25	1,993,198
500,000		Lowe’s Cos, Inc	3.125	09/15/24	502,118
		TOTAL RETAILING			7,078,133

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.2%
500,000		Broadcom, Inc	3.625	10/15/24	506,555
300,000		Intel Corp	2.700	12/15/22	302,200
200,000		Microchip Technology, Inc	4.333	06/01/23	203,141
1,000,000		NVIDIA Corp	0.584	06/14/24	958,896
500,000	g	NXP BV	4.875	03/01/24	513,767
1,000,000		Skyworks Solutions, Inc	0.900	06/01/23	977,677
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			3,462,236

SOFTWARE & SERVICES - 0.9%
100,000		Adobe, Inc	1.700	02/01/23	99,685
750,000		Fidelity National Information Services, Inc	0.375	03/01/23	736,528
750,000		Fidelity National Information Services, Inc	0.600	03/01/24	718,016
250,000		Fiserv, Inc	3.800	10/01/23	253,879
750,000		Fiserv, Inc	2.750	07/01/24	747,691
357

TIAA-CREF FUNDS - Short-Term Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$300,000		Global Payments, Inc	4.000%	06/01/23	$303,773
1,000,000		Global Payments, Inc	1.500	11/15/24	956,039
1,500,000		International Business Machines Corp	3.000	05/15/24	1,509,921
360,000		Microsoft Corp	2.650	11/03/22	362,031
1,000,000		Microsoft Corp	2.375	05/01/23	1,003,820
475,000		Oracle Corp	2.625	02/15/23	475,884
500,000		Oracle Corp	3.625	07/15/23	506,711
1,250,000		Oracle Corp	3.400	07/08/24	1,258,931
500,000		PayPal Holdings, Inc	1.350	06/01/23	498,538
1,500,000		salesforce.com, Inc	0.625	07/15/24	1,436,170
1,000,000		VMware, Inc	0.600	08/15/23	971,839
575,000		VMware, Inc	1.000	08/15/24	548,239
		TOTAL SOFTWARE & SERVICES			12,387,695

TECHNOLOGY HARDWARE & EQUIPMENT - 0.4%
375,000		Apple, Inc	1.700	09/11/22	375,635
500,000		Apple, Inc	2.100	09/12/22	501,390
500,000		Apple, Inc	2.400	05/03/23	502,699
1,000,000		Apple, Inc	0.750	05/11/23	987,141
400,000		Dell International LLC	5.450	06/15/23	412,057
300,000		Hewlett Packard Enterprise Co	2.250	04/01/23	299,715
400,000		Hewlett Packard Enterprise Co	4.450	10/02/23	409,685
500,000		Hewlett Packard Enterprise Co	1.450	04/01/24	485,255
1,000,000	g	SYNNEX Corp	1.250	08/09/24	950,063
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			4,923,640

TELECOMMUNICATION SERVICES - 0.3%
750,000		AT&T, Inc	4.050	12/15/23	766,329
1,000,000		AT&T, Inc	0.900	03/25/24	968,021
500,000		Bell Canada	0.750	03/17/24	482,063
500,000		British Telecommunications plc	4.500	12/04/23	509,931
1,000,000	g	Rogers Communications, Inc	2.950	03/15/25	992,780
		TOTAL TELECOMMUNICATION SERVICES			3,719,124

TRANSPORTATION - 0.3%
300,000		Burlington Northern Santa Fe LLC	3.850	09/01/23	306,484
500,000		Burlington Northern Santa Fe LLC	3.400	09/01/24	508,612
1,000,000		Canadian Pacific Railway Co	1.350	12/02/24	958,797
300,000		Ryder System, Inc	3.750	06/09/23	303,391
500,000		Ryder System, Inc	2.500	09/01/24	493,452
450,000		Southwest Airlines Co	4.750	05/04/23	459,370
500,000		Union Pacific Corp	3.250	01/15/25	504,594
300,000		United Parcel Service, Inc	2.500	04/01/23	301,555
		TOTAL TRANSPORTATION			3,836,255

UTILITIES - 1.4%
750,000		American Electric Power Co, Inc	0.750	11/01/23	726,646
750,000		American Electric Power Co, Inc	2.031	03/15/24	737,011
200,000		Baltimore Gas & Electric Co	3.350	07/01/23	201,064
350,000		Berkshire Hathaway Energy Co	2.800	01/15/23	352,156
500,000		Black Hills Corp	1.037	08/23/24	477,267
358

TIAA-CREF FUNDS - Short-Term Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$500,000		CenterPoint Energy Resources Corp	0.700%	03/02/23	$492,668
500,000		Consolidated Edison, Inc	0.650	12/01/23	488,213
475,000		Consumers Energy Co	0.350	06/01/23	462,869
1,000,000		Duke Energy Corp	3.750	04/15/24	1,014,863
1,000,000		Emera US Finance LP	0.833	06/15/24	946,640
725,000		Enbridge, Inc	2.500	02/14/25	708,693
750,000		Entergy Louisiana LLC	0.620	11/17/23	727,745
500,000		Entergy Louisiana LLC	0.950	10/01/24	476,470
1,000,000		NextEra Energy Capital Holdings, Inc	0.650	03/01/23	985,634
250,000		OGE Energy Corp	0.703	05/26/23	244,920
750,000		Oklahoma Gas and Electric Co	0.553	05/26/23	733,836
500,000		ONE Gas, Inc	1.100	03/11/24	482,298
750,000		Pacific Gas and Electric Co	1.367	03/10/23	736,792
200,000		Pacific Gas and Electric Co	4.250	08/01/23	201,944
1,000,000		Pacific Gas and Electric Co	1.700	11/15/23	974,743
750,000		Pacific Gas and Electric Co	3.250	02/16/24	746,511
1,000,000		Public Service Enterprise Group, Inc	0.841	11/08/23	969,710
750,000	g	Qorvo, Inc	1.750	12/15/24	715,403
500,000		Sempra Energy	3.300	04/01/25	500,792
1,000,000		Southern California Edison Co	1.100	04/01/24	964,990
500,000		Southern California Edison Co	0.975	08/01/24	476,745
300,000		Southern Co	2.950	07/01/23	301,574
1,000,000		Southern Co	0.600	02/26/24	961,211
200,000		Virginia Electric & Power Co	2.750	03/15/23	200,638
500,000		WEC Energy Group, Inc	0.550	09/15/23	485,655
500,000		WEC Energy Group, Inc	0.800	03/15/24	479,804
350,000		Xcel Energy, Inc	0.500	10/15/23	338,977
		TOTAL UTILITIES			19,314,482

		TOTAL CORPORATE BONDS			316,074,581
		(Cost $325,372,648)

GOVERNMENT BONDS - 76.5%

AGENCY SECURITIES - 3.2%
1,500,000		Federal Farm Credit Bank (FFCB)	0.250	05/06/22	1,500,006
750,000		FFCB	0.125	11/23/22	744,240
4,000,000		FFCB	0.125	02/03/23	3,951,316
2,000,000		FFCB	0.125	04/13/23	1,966,997
800,000		FFCB	0.125	05/10/23	784,785
330,000		FFCB	0.250	02/26/24	318,302
750,000		FFCB	1.125	01/06/25	722,880
1,000,000		FFCB	1.750	02/14/25	978,740
1,500,000		Federal Farm Credit Banks Funding Corp	0.500	12/01/23	1,458,493
1,000,000		Federal Home Loan Bank (FHLB)	0.250	06/03/22	999,437
500,000		FHLB	0.125	10/21/22	496,517
1,850,000		FHLB	0.500	11/09/23	1,800,604
4,000,000		FHLB	2.125	02/28/24	3,985,897
2,000,000		FHLB	0.750	12/13/24	1,910,509
2,000,000		FHLB	1.000	12/20/24	1,922,390
1,000,000		Federal Home Loan Mortgage Corp (FHLMC)	0.125	07/25/22	997,954
2,500,000		FHLMC	0.375	04/20/23	2,463,888
500,000		FHLMC	0.375	05/05/23	492,226
1,000,000		FHLMC	0.250	06/26/23	978,876
359

TIAA-CREF FUNDS - Short-Term Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,500,000		FHLMC	0.250%	08/24/23	$1,461,778
650,000		FHLMC	0.250	09/08/23	632,518
750,000		FHLMC	0.125	10/16/23	727,028
1,000,000		FHLMC	0.250	11/06/23	969,855
945,000		FHLMC	0.250	12/04/23	914,699
2,000,000		FHLMC	1.500	02/12/25	1,944,132
1,000,000		Federal National Mortgage Association (FNMA)	2.000	10/05/22	1,004,242
4,500,000		FNMA	0.250	05/22/23	4,413,835
750,000		FNMA	0.250	07/10/23	732,793
500,000		FNMA	0.250	11/27/23	484,370
2,000,000		FNMA	1.625	01/07/25	1,952,570
500,000		Hashemite Kingdom of Jordan Government AID Bond	2.578	06/30/22	501,046
		TOTAL AGENCY SECURITIES			44,212,923

FOREIGN GOVERNMENT BONDS - 5.5%
1,250,000		Asian Development Bank	1.625	01/24/23	1,249,554
1,750,000		Asian Development Bank	0.250	07/14/23	1,708,754
500,000		Asian Development Bank	0.250	10/06/23	485,323
1,500,000		Asian Development Bank	0.375	06/11/24	1,434,677
2,220,000		Asian Development Bank	0.625	10/08/24	2,118,749
750,000		Asian Infrastructure Investment Bank	0.250	09/29/23	726,862
1,300,000		Asian Infrastructure Investment Bank	0.500	10/30/24	1,230,067
300,000		Chile Government International Bond	2.250	10/30/22	299,703
500,000		Corp Andina de Fomento	2.375	05/12/23	500,185
675,000		Corp Andina de Fomento	1.250	10/26/24	646,637
500,000		Council of Europe Development Bank	0.250	06/10/23	489,518
500,000		Council Of Europe Development Bank	0.250	10/20/23	484,598
1,000,000		European Bank for Reconstruction & Development	0.250	07/10/23	976,358
3,707,000		European Investment Bank	1.375	05/15/23	3,682,015
1,360,000		European Investment Bank	0.250	09/15/23	1,322,320
1,500,000		European Investment Bank	3.250	01/29/24	1,524,615
2,000,000		European Investment Bank	0.375	07/24/24	1,907,740
1,000,000	e	European Investment Bank	2.500	10/15/24	1,000,595
1,000,000	e	Export-Import Bank of Korea	0.375	02/09/24	961,290
750,000		Export-Import Bank of Korea	0.625	06/29/24	716,916
500,000		Export-Import Bank of Korea	1.250	01/18/25	477,878
500,000		FMS Wertmanagement AoeR	2.750	03/06/23	503,262
500,000		FMS Wertmanagement AoeR	2.750	01/30/24	503,611
750,000		Hungary Government International Bond	5.750	11/22/23	784,157
1,000,000		Hungary Government International Bond	5.375	03/25/24	1,046,890
300,000		Indonesia Government International Bond	2.950	01/11/23	302,238
1,000,000		Inter-American Development Bank	1.750	04/14/22	1,000,422
1,100,000		Inter-American Development Bank	2.500	01/18/23	1,106,864
1,000,000		Inter-American Development Bank	0.500	05/24/23	982,716
1,500,000		Inter-American Development Bank	0.250	11/15/23	1,452,371
1,000,000		Inter-American Development Bank	2.625	01/16/24	1,005,270
1,000,000		Inter-American Development Bank	0.500	09/23/24	952,160
2,000,000		Inter-American Development Bank	2.125	01/15/25	1,977,334
1,500,000		International Bank for Reconstruction & Development	0.125	04/20/23	1,472,247
1,000,000		International Bank for Reconstruction & Development	1.875	06/19/23	997,608
1,250,000		International Bank for Reconstruction & Development	0.250	11/24/23	1,209,597
1,500,000		International Bank for Reconstruction & Development	1.500	08/28/24	1,467,030
2,000,000		International Bank for Reconstruction & Development	2.500	11/25/24	2,000,318
400,000		International Finance Corp	0.500	03/20/23	394,864
360

TIAA-CREF FUNDS - Short-Term Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$500,000		International Finance Corp	2.875%	07/31/23	$504,548
250,000		Israel Government International Bond	4.000	06/30/22	251,875
500,000		Israel Government International Bond	3.150	06/30/23	505,186
200,000		Japan Bank for International Cooperation	1.625	10/17/22	200,157
450,000		Japan Bank for International Cooperation	1.750	01/23/23	449,756
800,000		Japan Bank for International Cooperation	0.625	05/22/23	785,747
500,000		Japan Bank for International Cooperation	3.250	07/20/23	506,315
300,000		Japan Bank for International Cooperation	0.375	09/15/23	291,752
700,000		Japan Bank for International Cooperation	3.375	10/31/23	710,850
1,050,000		Japan Bank for International Cooperation	0.500	04/15/24	1,009,032
1,000,000		Japan Bank for International Cooperation	1.750	10/17/24	978,377
300,000		Korea Development Bank	3.375	03/12/23	302,766
550,000		Korea Development Bank	0.500	10/27/23	532,697
500,000		Korea Development Bank	0.400	03/09/24	478,935
500,000		Korea Development Bank	0.400	06/19/24	475,745
1,000,000	e	Korea Development Bank	2.000	02/24/25	976,798
500,000		Korea Government International Bond	3.875	09/11/23	510,155
2,000,000		Kreditanstalt fuer Wiederaufbau	1.750	08/22/22	2,004,954
1,500,000		Kreditanstalt fuer Wiederaufbau	0.250	04/25/23	1,473,810
500,000		Kreditanstalt fuer Wiederaufbau	0.250	10/19/23	484,915
1,400,000		Kreditanstalt fuer Wiederaufbau	0.250	03/08/24	1,344,630
1,500,000		Kreditanstalt fuer Wiederaufbau	0.500	09/20/24	1,428,914
500,000		Nordic Investment Bank	1.375	10/17/22	499,390
250,000		Nordic Investment Bank	0.375	05/19/23	245,429
1,000,000		Nordic Investment Bank	0.375	09/20/24	949,570
300,000		Panama Government International Bond	3.750	03/16/25	305,163
400,000		Poland Government International Bond	3.000	03/17/23	402,018
1,000,000		Poland Government International Bond	4.000	01/22/24	1,025,395
500,000		Province of Alberta Canada	3.350	11/01/23	507,359
1,250,000		Province of Alberta Canada	2.950	01/23/24	1,261,212
300,000		Province of British Columbia Canada	2.000	10/23/22	301,176
400,000		Province of Manitoba Canada	2.125	05/04/22	400,472
1,055,000		Province of Ontario Canada	1.750	01/24/23	1,053,621
600,000		Province of Ontario Canada	3.400	10/17/23	609,752
1,000,000	e	Province of Ontario Canada	3.050	01/29/24	1,011,478
1,000,000		Province of Quebec Canada	2.875	10/16/24	1,008,070
1,000,000		Republic of Italy Government International Bond	6.875	09/27/23	1,060,234
1,000,000		Republic of Italy Government International Bond	0.875	05/06/24	956,652
300,000		Republic of Italy Government International Bond	2.375	10/17/24	294,758
300,000		Svensk Exportkredit AB	2.875	03/14/23	302,785
1,000,000		Svensk Exportkredit AB	0.750	04/06/23	988,256
1,000,000		Svensk Exportkredit AB	0.500	11/10/23	971,000
500,000		Svensk Exportkredit AB	0.375	03/11/24	480,384
925,000		Svensk Exportkredit AB	0.625	10/07/24	881,389
		TOTAL FOREIGN GOVERNMENT BONDS			74,826,790

MUNICIPAL BONDS - 0.1%
280,000		Port Authority of New York & New Jersey	1.086	07/01/23	276,668
1,000,000		Virginia Small Business Financing Authority	0.000	12/31/23	1,000,698
		TOTAL MUNICIPAL BONDS			1,277,366

U.S. TREASURY SECURITIES - 67.7%
6,500,000		United States Treasury Note	0.250	04/15/23	6,400,215
13,500,000		United States Treasury Note	0.125	04/30/23	13,261,641
361

TIAA-CREF FUNDS - Short-Term Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$21,500,000		United States Treasury Note	0.125%	05/15/23	$21,090,996
20,500,000		United States Treasury Note	0.125	05/31/23	20,081,191
18,000,000		United States Treasury Note	0.250	06/15/23	17,648,437
29,000,000		United States Treasury Note	0.125	06/30/23	28,346,367
17,600,000		United States Treasury Note	0.125	07/15/23	17,178,563
13,800,000		United States Treasury Note	0.125	07/31/23	13,452,305
16,500,000		United States Treasury Note	0.125	08/15/23	16,066,230
4,250,000		United States Treasury Note	0.125	08/31/23	4,134,785
6,750,000		United States Treasury Note	0.125	09/15/23	6,558,311
10,500,000		United States Treasury Note	0.250	09/30/23	10,208,379
33,750,000		United States Treasury Note	0.125	10/15/23	32,709,815
6,750,000		United States Treasury Note	0.375	10/31/23	6,560,684
46,250,000		United States Treasury Note	0.250	11/15/23	44,815,528
21,000,000		United States Treasury Note	0.500	11/30/23	20,411,836
33,250,000		United States Treasury Note	0.125	12/15/23	32,075,859
17,200,000		United States Treasury Note	0.750	12/31/23	16,753,875
16,600,000		United States Treasury Note	0.125	01/15/24	15,972,961
14,000,000		United States Treasury Note	0.875	01/31/24	13,643,437
48,243,000		United States Treasury Note	0.125	02/15/24	46,326,472
27,750,000	e	United States Treasury Note	1.500	02/29/24	27,345,674
42,000,000		United States Treasury Note	0.250	03/15/24	40,346,250
18,000,000		United States Treasury Note	2.250	03/31/24	17,988,047
34,000,000		United States Treasury Note	0.375	04/15/24	32,658,594
33,000,000		United States Treasury Note	0.250	05/15/24	31,542,070
41,000,000		United States Treasury Note	0.250	06/15/24	39,103,750
35,000,000		United States Treasury Note	0.375	07/15/24	33,405,859
53,000,000		United States Treasury Note	0.375	08/15/24	50,474,219
32,500,000		United States Treasury Note	0.375	09/15/24	30,876,269
30,000,000		United States Treasury Note	0.625	10/15/24	28,637,109
44,500,000		United States Treasury Note	0.750	11/15/24	42,534,004
44,500,000		United States Treasury Note	0.875	12/15/24	42,765,195
26,500,000		United States Treasury Note	1.125	01/15/25	25,516,601
24,000,000		United States Treasury Note	1.500	02/15/25	23,326,875
44,000,000		United States Treasury Note	1.750	03/15/25	43,068,437
5,000,000		United States Treasury Note	0.250	08/31/25	4,626,172
4,000,000		United States Treasury Note	0.250	09/30/25	3,695,000
		TOTAL U.S. TREASURY SECURITIES			921,608,012

		TOTAL GOVERNMENT BONDS			1,041,925,091
		(Cost $1,075,297,508)

STRUCTURED ASSETS - 0.0%

ASSET BACKED - 0.0%
200,000		Delta Air Lines Pass Through Trust	3.204	04/25/24	200,170
		Series - 2019 1 (Class AA)
		TOTAL ASSET BACKED			200,170

		TOTAL STRUCTURED ASSETS			200,170
		(Cost $210,556)

		TOTAL BONDS			1,358,199,842
		(Cost $1,400,880,712)
362

TIAA-CREF FUNDS - Short-Term Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 4.0%

GOVERNMENT AGENCY DEBT - 0.4%
$5,000,000		Federal Agricultural Mortgage Corp (FAMC)	0.000%	05/03/22	$4,999,111
		TOTAL GOVERNMENT AGENCY DEBT			4,999,111

REPURCHASE AGREEMENT - 1.2%
16,150,000	r	Fixed Income Clearing Corp (FICC)	0.250	04/01/22	16,150,000
		TOTAL REPURCHASE AGREEMENT			16,150,000

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 2.4%
32,588,993	c	State Street Navigator Securities Lending Government Money Market Portfolio	0.290		32,588,993
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			32,588,993

		TOTAL SHORT-TERM INVESTMENTS			53,738,104
		(Cost $53,738,104)

		TOTAL INVESTMENTS - 103.7% (Cost $1,454,618,816)			1,411,937,946
		OTHER ASSETS & LIABILITIES, NET - (3.7)%			(50,239,697)
		NET ASSETS - 100.0%			$1,361,698,249

‡	Perpetual security
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $31,896,663.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 3/31/22, the aggregate value of these securities is $13,027,536 or 1.0% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
r	Agreement with Fixed Income Clearing Corporation, 0.250% dated 3/31/22 to be repurchased at $16,150,000 on 4/1/22, collateralized by Government Agency Securities, with coupon rate 2.375% and maturity date 3/31/29, valued at $16,473,082.
363

TIAA-CREF FUNDS - Money Market Fund

TIAA-CREF FUNDS
MONEY MARKET FUND
SCHEDULE OF INVESTMENTS
March 31, 2022

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 100.5%

GOVERNMENT AGENCY DEBT - 43.4%
$12,500,000	Federal Agricultural Mortgage Corp (FAMC)	0.000%	04/29/22	$12,497,667
1,125,000	Federal Farm Credit Bank (FFCB)	0.140	04/01/22	1,125,000
400,000	FFCB	2.000	04/04/22	400,064
1,400,000	FFCB	0.250	04/06/22	1,400,034
3,203,000	FFCB	0.375	04/08/22	3,203,177
4,940,000	FFCB	0.000	04/20/22	4,939,322
13,642,000	FFCB	0.000	04/21/22	13,640,333
6,500,000	FFCB	0.000	04/27/22	6,499,061
2,125,000	FFCB	0.300	04/27/22	2,124,991
775,000	FFCB	0.250	05/06/22	775,112
2,800,000	FFCB	0.000	05/12/22	2,799,777
3,225,000	FFCB	0.000	05/16/22	3,224,718
2,150,000	FFCB	0.160	05/18/22	2,149,276
3,025,000	FFCB	0.000	05/25/22	3,024,682
4,400,000	FFCB	0.060	06/09/22	4,396,252
30,656,000	Federal Home Loan Bank (FHLB)	0.000	04/01/22	30,656,000
56,155,000	FHLB	0.000	04/04/22	56,153,830
30,538,000	FHLB	0.000	04/06/22	30,537,252
5,733,000	FHLB	0.000	04/08/22	5,732,714
12,000,000	FHLB	0.000	04/11/22	11,999,267
27,920,000	FHLB	0.000	04/13/22	27,917,944
7,000,000	FHLB	0.000	04/14/22	6,999,608
15,992,000	FHLB	0.000	04/18/22	15,990,157
7,000,000	FHLB	0.000	04/19/22	6,999,370
26,450,000	FHLB	0.000	04/20/22	26,447,230
65,618,000	FHLB	0.000	04/22/22	65,611,215
38,002,000	FHLB	0.000	04/25/22	37,995,420
16,250,000	FHLB	0.000	04/27/22	16,247,785
6,300,000	FHLB	0.080	04/28/22	6,299,953
2,175,000	FHLB	0.000	05/02/22	2,174,532
4,275,000	FHLB	0.000	05/04/22	4,274,034
16,959,000	FHLB	0.000	05/05/22	16,955,341
15,000,000	FHLB	0.000	05/06/22	14,996,383
18,650,000	FHLB	0.000	05/11/22	18,643,617
7,500,000	FHLB	0.000	05/17/22	7,497,173
13,000,000	FHLB	0.000	05/18/22	12,995,078
4,350,000	FHLB	0.000	05/24/22	4,348,143
1,000,000	FHLB	0.000	05/25/22	999,550
30,000,000	FHLB	0.000	05/27/22	29,984,087
7,500,000	FHLB	0.000	06/02/22	7,494,510
1,000,000	FHLB	0.250	06/03/22	1,000,240
14,000,000	FHLB	0.000	06/10/22	13,989,655
4,700,000	FHLB	2.125	06/10/22	4,718,324
105,000	FHLB	0.000	06/17/22	104,899
7,500,000	FHLB	0.000	07/01/22	7,490,142
100,000	Federal Home Loan Mortgage Corp (FHLMC)	0.250	06/08/22	100,026
7,536,000	Federal National Mortgage Association (FNMA)	1.875	04/05/22	7,537,444
645,000	FNMA	2.250	04/12/22	645,424
364

TIAA-CREF FUNDS - Money Market Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$44,094,000		FNMA		0.000%	05/04/22	$44,084,058
3,750,000		FNMA		0.000	05/11/22	3,748,667
16,899,000		FNMA		0.000	05/18/22	16,893,484
		TOTAL GOVERNMENT AGENCY DEBT				628,462,022

TREASURY DEBT - 24.5%
35,700,000		United States Cash Management Bill		0.000	04/05/22	35,699,499
34,400,000		United States Cash Management Bill		0.000	04/12/22	34,397,877
15,000,000		United States Cash Management Bill		0.000	04/19/22	14,998,805
54,107,000		United States Cash Management Bill		0.000	04/26/22	54,103,168
24,314,000		United States Cash Management Bill		0.000	05/03/22	24,310,319
8,030,000		United States Cash Management Bill		0.000	05/10/22	8,027,653
3,000		United States Cash Management Bill		0.000	05/31/22	2,998
16,500,000		United States Cash Management Bill		0.000	06/14/22	16,485,838
40,776,000		United States Treasury Bill		0.000	04/07/22	40,775,388
24,269,000		United States Treasury Bill		0.000	05/05/22	24,264,625
26,961,000		United States Treasury Bill		0.000	05/12/22	26,953,211
1,000		United States Treasury Bill		0.000	05/19/22	1,000
14,000,000		United States Treasury Bill		0.000	05/24/22	13,993,976
7,500,000		United States Treasury Bill		0.000	05/26/22	7,496,763
301,000		United States Treasury Bill		0.000	06/16/22	300,754
7,150,000		United States Treasury Bill		0.000	06/30/22	7,139,313
4,350,000		United States Treasury Bill		0.000	09/29/22	4,327,079
5,000,000		United States Treasury Note		2.250	04/15/22	5,004,167
11,930,000		United States Treasury Note		0.125	04/30/22	11,930,325
3,750,000		United States Treasury Note		1.750	04/30/22	3,754,412
15,000,000		United States Treasury Note		1.750	05/15/22	15,025,868
6,000,000		United States Treasury Note		1.500	08/15/22	6,014,237
		TOTAL TREASURY DEBT				355,007,275

VARIABLE RATE SECURITIES - 32.6%
8,400,000	i	Federal Agricultural Mortgage Corp (FAMC)	SOFR + 0.015%	0.285	08/18/22	8,400,000
2,500,000	i	FAMC	SOFR + 0.020%	0.290	10/24/22	2,500,000
10,500,000	i	FAMC	SOFR + 0.050%	0.320	03/03/23	10,500,000
17,700,000	i	Federal Farm Credit Bank (FFCB)	SOFR + 0.040%	0.310	06/01/22	17,700,067
20,500,000	i	FFCB	SOFR + 0.005%	0.275	07/12/22	20,499,808
5,150,000	i	FFCB	SOFR + 0.190%	0.470	07/14/22	5,150,067
7,500,000	i	FFCB	SOFR + 0.070%	0.350	08/11/22	7,500,000
3,000,000	i	FFCB	SOFR + 0.050%	0.320	08/12/22	3,000,388
20,600,000	i	FFCB	SOFR + 0.045%	0.315	09/08/22	20,600,645
10,500,000	i	FFCB	SOFR + 0.005%	0.275	10/05/22	10,499,809
1,400,000	i	FFCB	SOFR + 0.030%	0.300	10/12/22	1,400,113
4,975,000	i	FFCB	SOFR + 0.060%	0.340	10/21/22	4,975,254
19,909,000	i	FFCB	SOFR + 0.010%	0.280	11/16/22	19,908,791
8,400,000	i	FFCB	SOFR + 0.008%	0.278	11/22/22	8,399,863
9,400,000	i	FFCB	SOFR + 0.025%	0.295	12/06/22	9,400,000
6,501,000	i	FFCB	SOFR + 0.060%	0.330	12/28/22	6,503,105
8,000,000	i	FFCB	SOFR + 0.015%	0.285	01/09/23	7,999,369
1,761,000	i	FFCB	SOFR + 0.060%	0.330	01/13/23	1,761,421
3,600,000	i	FFCB	SOFR + 0.050%	0.320	02/17/23	3,600,957
7,750,000	i	FFCB	SOFR + 0.015%	0.285	03/07/23	7,749,632
1,000,000	i	FFCB	SOFR + 0.040%	0.310	03/10/23	1,000,000
4,000,000	i	FFCB	SOFR + 0.035%	0.305	05/04/23	4,000,000
3,500,000	i	FFCB	SOFR + 0.035%	0.305	07/12/23	3,499,773
15,475,000	i	FFCB	SOFR + 0.018%	0.288	07/13/23	15,472,748
11,250,000	i	FFCB	SOFR + 0.040%	0.310	08/17/23	11,249,998
365

TIAA-CREF FUNDS - Money Market Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$6,400,000	i	FFCB	SOFR + 0.030%	0.300%	08/28/23	$6,400,000
4,225,000	i	FFCB	SOFR + 0.050%	0.320	09/15/23	4,225,000
1,500,000	i	FFCB	SOFR + 0.040%	0.310	09/20/23	1,500,000
2,000,000	i	FFCB	SOFR + 0.025%	0.295	09/27/23	2,000,000
2,000,000	i	FFCB	SOFR + 0.045%	0.315	10/16/23	2,000,000
2,150,000	i	FFCB	SOFR + 0.025%	0.295	10/27/23	2,150,000
700,000	i	FFCB	SOFR + 0.025%	0.295	11/30/23	699,645
2,000,000	i	FFCB	SOFR + 0.120%	0.390	01/22/24	2,002,294
700,000	i	FFCB	SOFR + 0.040%	0.310	03/04/24	700,000
7,000,000	i	Federal Home Loan Bank (FHLB)	SOFR - 0.000%	0.270	04/29/22	7,000,000
10,000,000	i	FHLB	SOFR + 0.055%	0.325	05/13/22	10,000,000
6,000,000	i	FHLB	SOFR + 0.090%	0.360	05/26/22	6,000,000
8,000,000	i	FHLB	SOFR + 0.010%	0.280	06/23/22	8,000,000
7,245,000	i	FHLB	SOFR + 0.005%	0.275	06/30/22	7,245,000
8,500,000	i	FHLB	SOFR + 0.005%	0.275	07/18/22	8,500,000
8,000,000	i	FHLB	SOFR + 0.005%	0.275	07/25/22	8,000,000
12,900,000	i	FHLB	SOFR + 0.010%	0.280	07/26/22	12,900,208
10,825,000	i	FHLB	SOFR + 0.045%	0.315	07/29/22	10,825,000
11,250,000	i	FHLB	SOFR + 0.010%	0.280	08/02/22	11,250,000
7,000,000	i	FHLB	SOFR + 0.010%	0.280	08/02/22	7,000,000
8,000,000	i	FHLB	SOFR + 0.010%	0.280	08/04/22	8,000,000
7,500,000	i	FHLB	SOFR + 0.010%	0.280	08/05/22	7,500,000
7,725,000	i	FHLB	SOFR + 0.010%	0.280	08/10/22	7,725,000
7,000,000	i	FHLB	SOFR + 0.010%	0.280	08/17/22	7,000,000
280,000	i	FHLB	SOFR + 0.090%	0.360	09/08/22	280,093
10,500,000	i	FHLB	SOFR + 0.010%	0.280	09/09/22	10,499,996
13,500,000	i	FHLB	SOFR + 0.085%	0.355	10/05/22	13,501,360
36,500,000	i	FHLB	SOFR + 0.060%	0.330	12/08/22	36,507,176
3,725,000	i	FHLB	SOFR + 0.060%	0.330	12/23/22	3,726,373
1,100,000	i	FHLB	SOFR + 0.015%	0.285	03/15/23	1,099,840
8,425,000	i	FHLB	SOFR + 0.035%	0.305	05/19/23	8,425,513
7,000,000	i	FHLB	SOFR + 0.030%	0.300	08/11/23	7,000,000
9,000,000	i	Federal Home Loan Mortgage Corp (FHLMC)	SOFR + 0.160%	0.430	04/18/22	9,000,658
1,500,000	i	FHLMC	SOFR + 0.190%	0.460	06/02/22	1,500,453
150,000	i	FHLMC	SOFR + 0.130%	0.400	08/05/22	150,061
12,650,000	i	FHLMC	SOFR + 0.095%	0.375	08/19/22	12,650,917
3,020,000	i	Federal National Mortgage Association (FNMA)	SOFR + 0.190%	0.460	05/27/22	3,020,864
400,000	i	FNMA	SOFR + 0.180%	0.450	07/08/22	400,185
3,500,000	i	FNMA	SOFR + 0.120%	0.400	07/29/22	3,501,244
1,204,000	i	United States Treasury Note	US Treasury Bill 3 M + 0.034%	0.640	04/30/23	1,204,026
		TOTAL VARIABLE RATE SECURITIES				474,362,714

		TOTAL SHORT-TERM INVESTMENTS				1,457,832,011
		(Cost $1,457,832,011)

		TOTAL INVESTMENTS- 100.5%				1,457,832,011
		(Cost $1,457,832,011)
		OTHER ASSETS & LIABILITIES, NET - (0.5)%				(7,440,993)
		NET ASSETS - 100.0%				$1,450,391,018

SOFR	Secure Overnight Financing Rate

i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
366

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of TIAA-CREF Funds and Shareholders of TIAA-CREF Bond Index Fund, TIAA-CREF Core Bond Fund, TIAA-CREF Core Impact Bond Fund, TIAA-CREF Core Plus Bond Fund, TIAA-CREF 5-15 Year Laddered Tax-Exempt Bond Fund, TIAA-CREF Green Bond Fund, TIAA-CREF High-Yield Fund, TIAA-CREF Inflation-Linked Bond Fund, TIAA-CREF Short Duration Impact Bond Fund, TIAA-CREF Short-Term Bond Fund, TIAA-CREF Short-Term Bond Index Fund, TIAA-CREF Money Market Fund and TIAA-CREF Real Estate Securities Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the summary portfolios of investments, of TIAA-CREF Bond Index Fund, TIAA-CREF Core Bond Fund, TIAA-CREF Core Impact Bond Fund, TIAA-CREF Core Plus Bond Fund, TIAA-CREF 5-15 Year Laddered Tax-Exempt Bond Fund, TIAA-CREF Green Bond Fund, TIAA-CREF High-Yield Fund, TIAA-CREF Short Duration Impact Bond Fund, TIAA-CREF Short-Term Bond Fund, TIAA-CREF Short-Term Bond Index Fund and TIAA-CREF Money Market Fund, and the portfolio of investments, of TIAA-CREF Inflation-Linked Bond Fund and TIAA-CREF Real Estate Securities Fund (thirteen of the funds constituting TIAA-CREF Funds, hereafter collectively referred to as the “Funds”) as of March 31, 2022, the related statements of operations for the year ended March 31, 2022, the statements of changes in net assets for each of the two years in the period ended March 31, 2022, including the related notes, and the financial highlights for each of the periods indicated therein (included in Item 1 of this Form N-CSR) and the schedule of investments (included in Item 6 of this Form N-CSR) as of March 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2022, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended March 31, 2022, and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.

367

Our procedures included confirmation of securities owned as of March 31, 2022 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
May 26, 2022

We have served as the auditor of one or more investment companies in TIAA-CREF Funds’ investment company group since 2005.

368

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing date of the report under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this annual reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s annual period covered by this report that materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable.

Item 13. Exhibits.

13(a)(1) Copy of current SOX code of conduct for Senior Financial Officers

13(a)(2)(i) Section 302 certification of the principal executive officer

13(a)(2)(ii) Section 302 certification of the principal financial officer

13(b) Section 906 certification of principal executive officer and principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA-CREF FUNDS

Dated:	May 26, 2022	By:	/s/ Bradley Finkle
Bradley Finkle
Principal Executive Officer and President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Dated:	May 26, 2022	By:	/s/ Bradley Finkle
Bradley Finkle
Principal Executive Officer and President (principal executive officer)

Dated:	May 26, 2022	By:	/s/ E. Scott Wickerham
E. Scott Wickerham
Principal Financial Officer, Principal Accounting Officer and Treasurer (principal financial officer)